UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: 1-888-877-4626

Date of fiscal year end: March 31

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant has filed this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-13-245582) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Item 1, this submission is identical in all material respects to the initial submission.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR:

•	PIMCO Funds—Asset Allocation Funds

•	PIMCO Funds—Credit Bond Funds

•	PIMCO Funds—Equity-Related Strategy Funds

•	PIMCO Funds—International Bond Funds

•	PIMCO Funds—Long Duration Strategy Funds

•	PIMCO Funds—PIMCO CommodityRealReturn Strategy Fund®

•	PIMCO Funds—PIMCO Real Return Fund

Filed under this submission on Form N-CSR:

•	PIMCO Funds—PIMCO Total Return Fund

•	PIMCO Funds—Real Return Strategy Funds

•	PIMCO Funds—Short Duration Strategy Funds

•	PIMCO Funds—Tax-Efficient Strategy Funds

•	PIMCO Funds—Private Account Portfolio Series

Your Global Investment Authority

PIMCO Funds

Annual Report

March 31, 2013

PIMCO Total Return Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

* This report includes a summary Schedule of Investments. A complete Schedule of Investments for the PIMCO Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Over the reporting period, the major Western central banks resorted to an unprecedented commitment to support asset prices and drive down interest rates through various monetary policy measures. As a result, low yields in perceived safe assets1 (such as U.S. Treasuries and German Bunds) encouraged investors to move further out the risk spectrum. The availability of “easy money” and asset purchases, derived from central bank quantitative easing policies and near-zero interest rates, helped to inflate most risk assets by encouraging greater risk taking as investors searched for higher returns and yields. Equity indices in the U.S. rallied and reached new highs, while yields on U.S. Treasuries and most developed market sovereign bonds remained low. Signs of an improving U.S. housing market and positive U.S. economic data also contributed to increased investor risk appetite, despite a period marked by ongoing geopolitical uncertainty and growing concerns about global economic growth. In particular, the unresolved banking crisis in Cyprus (and potentially more broadly across peripheral European countries), the continuing social unrest in the Middle East, and the unsettling situation with North Korea kept investors on edge.

The Federal Reserve (“Fed”) initiated a third round of quantitative easing, or QE3, expanding the Fed’s purchases beyond U.S. Treasuries to Agency mortgage-backed securities. In addition, the Fed announced that it would tie forward policy guidance to unemployment and inflation targets as well as maintain its $85 billion monthly asset purchase program. The U.S. Congress largely averted going over the fiscal cliff at year-end by passing the American Taxpayers Relief Act, but set the stage for potential fiscal uncertainty into 2013 due to its failure to reach a deal on the sequestration.

Within Europe, the imperfect rescue of the Cypriot financial system set new precedents on the eurozone’s four year old debt crisis, by forcing losses on uninsured Cypriot bank depositors and undermining public confidence in financial institutions. In mid-December 2012, Standard & Poor’s upgraded Greece’s sovereign debt rating from selective default to B-/B (the highest debt rating Greece has received since June 2011) due to the country’s debt buyback (financed by its European partners) and confidence that other eurozone members were committed to keeping Greece within the union. Furthermore, the European Central Bank (“ECB”) and other major European central banks reiterated their commitment to keep interest rates low for as long as necessary to help facilitate implementation of structural economic reforms in the region.

Included below are highlights of the financial markets during our twelve-month reporting period:

■

U.S. Treasury yields ended the period lower, with prices on these securities therefore higher. The yield on the benchmark ten-year U.S. Treasury note was 1.85%, or 0.36% lower than on March 31, 2012, but above its record low of 1.39% in July 2012. The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank

[1]	All investments contain risk and may lose value.

2	PIMCO TOTAL RETURN FUND

of England held its key lending rate at 0.50% and the ECB maintained its main policy rate at 0.75% during the reporting period, but lowered the rate to 0.50% in early May. The Bank of Japan announced an expanded monetary stimulus policy that includes plans for direct purchases of Japanese government bonds. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.77% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 5.68%, as represented by the Barclays U.S. TIPS Index, outperforming nominal U.S. Treasuries. Lower real yields, which declined across the maturity spectrum on the back of continued policy action by the Fed, drove the majority of U.S. TIPS returns. Breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) widened as the market priced in higher longer-term inflation given the Fed’s expanded scope of accommodative monetary policies. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.03%.

■

Agency mortgage-backed securities (“MBS”) underperformed like-duration U.S. Treasuries generally due to positive economic data in the U.S. and investor concern that the Fed might curtail its purchases of Agency MBS sooner than anticipated. While the mortgage sector as a whole underperformed, volatility in relative valuations between coupons remained as higher coupons benefited from positive supply technicals (or ongoing demand but no new issuance) and demand for lower duration assets. Non-Agency MBS, however, outperformed U.S. Treasuries amid investor appetite for higher yielding assets, limited new issue supply, and growing optimism regarding the recovery in the U.S. housing market. Commercial MBS (“CMBS”) also outperformed U.S. Treasuries, with lower credit quality securities exhibiting the strongest performance.

■

The investment grade and high yield corporate bond sectors outperformed like-duration U.S. Treasuries, driven by improving U.S. corporate growth prospects and investors’ search for yield. The financial sector, in particular, outperformed due to generally strong earnings and continued strengthening in corporate balance sheets.

■

Municipal bonds, both tax-exempt and taxable Build America Bonds, posted positive absolute returns as yields moved lower across the municipal yield curve. Select lower quality municipal sectors outperformed higher quality sectors as investors looked for yield by extending out the yield curve and down the credit spectrum.

■

Emerging market (“EM”) fixed income assets outperformed U.S. Treasuries as improved risk sentiment and global central bank quantitative easing policies reduced credit spreads and drove interest rates lower, fueling gains in both external and local EM bonds.

■

U.S. equities, as measured by the S&P 500 Index, returned 13.96% as investors embraced riskier assets in their search for higher returns. Global equities, as represented by the MSCI World Index, returned 11.85% despite concern over the

ANNUAL REPORT	MARCH 31, 2013	3

Chairman’s Letter (Cont.)

Cypriot banking crisis and potential contagion to other peripheral eurozone countries. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 1.95%, underperforming developed market equities largely due to weaker EM corporate earnings.

On the following pages of this PIMCO Funds Annual Report, please find specific details of each Fund’s investment performance and a discussion of factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds May 22, 2013

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO TOTAL RETURN FUND

Important Information About the PIMCO Total Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Fund may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, short sale risk and convertible securities risk. A complete description of these and other risks is contained in the Fund’s prospectus. The use of derivatives may subject the Fund to greater volatility than investments in traditional securities. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On the Fund Summary page in this Annual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% in the first year to 0% after the fifth year for shares purchased after 10/1/04. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then

ANNUAL REPORT	MARCH 31, 2013	5

Important Information About the PIMCO Total Return Fund (Cont.)

redeemed during the first 18 months after purchase. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same Fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes.

The following table discloses the inception date of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Total Return Fund	05/11/87	05/11/87	04/30/08	09/08/94	04/08/98	01/13/97	01/13/97	01/13/97	12/31/02

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO TOTAL RETURN FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2013	7

PIMCO Total Return Fund

Cumulative Returns Through March 31, 2013

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Total Return Fund Institutional Class	7.92%	7.76%	6.66%	8.29%
PIMCO Total Return Fund Class P	7.81%	7.65%	6.55%	8.21%
PIMCO Total Return Fund Administrative Class	7.65%	7.50%	6.39%	8.03%
PIMCO Total Return Fund Class D	7.61%	7.45%	6.33%	7.98%
PIMCO Total Return Fund Class A	7.50%	7.31%	6.19%	7.80%
PIMCO Total Return Fund Class A (adjusted)	3.47%	6.49%	5.78%	7.61%
PIMCO Total Return Fund Class B	6.70%	6.51%	5.63%	7.59%
PIMCO Total Return Fund Class B (adjusted)	3.20%	6.43%	5.63%	7.59%
PIMCO Total Return Fund Class C	6.70%	6.51%	5.40%	7.01%
PIMCO Total Return Fund Class C (adjusted)	5.70%	6.51%	5.40%	7.01%
PIMCO Total Return Fund Class R	7.24%	7.05%	5.92%	7.53%
Barclays U.S. Aggregate Index	3.77%	5.47%	5.02%	7.12%	*
Lipper Intermediate Investment Grade Debt Funds Average	5.47%	5.79%	4.81%	6.61%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.46% for Institutional Class shares, 0.56% for Class P shares, 0.71% for Administrative Class shares, 0.75% for Class D shares, 0.85% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares, and 1.10% for Class R shares.

8	PIMCO TOTAL RETURN FUND

Institutional Class - PTTRX	Class P - PTTPX	Administrative Class - PTRAX	Class D - PTTDX
Class A - PTTAX	Class B - PTTBX	Class C - PTTCX	Class R - PTRRX

Allocation Breakdown‡

U.S. Government Agencies	28.3%
U.S. Treasury Obligations	26.8%
Corporate Bonds & Notes	15.6%
Sovereign Issues	11.3%
Mortgage-Backed Securities	5.6%
Short-Term Instruments	5.4%
Other	7.0%

‡	% of Total Investments as of 03/31/13

Portfolio Insights

»

The PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	A focus on the intermediate portion of the U.S. yield curve, partially implemented via interest rate options, benefited performance as intermediate yields fell during the reporting period.

»	Exposure to non-Agency mortgage-backed securities added to returns as prices rose during the reporting period.

»	An underweight to investment grade corporate credit detracted from performance as the investment grade corporate sector outperformed U.S. Treasuries; however, a focus on bonds of financial companies more than offset the negative effect as the financials sector outperformed the overall investment grade corporate sector during the reporting period.

»	An allocation to high yield corporate bonds added to performance as this sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Duration exposure (or sensitivity to changes in market interest rates) to short-dated Italian sovereign debt added to performance as interest rates in Italy fell during the reporting period.

»	Holdings of Build America Bonds contributed to performance as these securities outperformed like-duration U.S. Treasuries during the reporting period.

»	An allocation to duration in Brazil and Mexico, partially implemented via interest rate swaps, contributed to performance as rates fell in these countries during the reporting period.

ANNUAL REPORT	MARCH 31, 2013	9

Expense Example

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held from October 1, 2012 to March 31, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (10/01/12)	Ending Account Value (03/31/13)	Expenses Paid During Period*	Beginning Account Value (10/01/12)	Ending Account Value (03/31/13)	Expenses Paid During Period*	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$1,017.80	$2.31	$1,000.00	$1,022.64	$2.32	0.46%
Class P	1,000.00	1,017.30	2.82	1,000.00	1,022.14	2.82	0.56
Administrative Class	1,000.00	1,016.50	3.57	1,000.00	1,021.39	3.58	0.71
Class D	1,000.00	1,016.30	3.77	1,000.00	1,021.19	3.78	0.75
Class A	1,000.00	1,015.80	4.27	1,000.00	1,020.69	4.28	0.85
Class B	1,000.00	1,012.00	8.03	1,000.00	1,016.95	8.05	1.60
Class C	1,000.00	1,012.00	8.03	1,000.00	1,016.95	8.05	1.60
Class R	1,000.00	1,014.50	5.52	1,000.00	1,019.45	5.54	1.10

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	PIMCO TOTAL RETURN FUND

Benchmark Descriptions

Index	Descriptions

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index (Net Dividends in USD)	The MSCI Emerging Markets Index (Net Dividends in USD) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2013	11

Financial Highlights PIMCO Total Return Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Institutional Class
03/31/2013	$11.09	$0.29	$0.58	$0.87	$(0.45)	$(0.27)
03/31/2012	10.88	0.34	0.30	0.64	(0.43)	0.00
03/31/2011	11.04	0.33	0.41	0.74	(0.36)	(0.54)
03/31/2010	10.13	0.44	1.09	1.53	(0.51)	(0.11)
03/31/2009	10.91	0.56	(0.28)	0.28	(0.57)	(0.49)
Class P
03/31/2013	11.09	0.28	0.58	0.86	(0.44)	(0.27)
03/31/2012	10.88	0.33	0.30	0.63	(0.42)	0.00
03/31/2011	11.04	0.32	0.41	0.73	(0.35)	(0.54)
03/31/2010	10.13	0.39	1.13	1.52	(0.50)	(0.11)
04/30/2008 - 03/31/2009	10.91	0.51	(0.29)	0.22	(0.51)	(0.49)
Administrative Class
03/31/2013	11.09	0.26	0.58	0.84	(0.42)	(0.27)
03/31/2012	10.88	0.31	0.30	0.61	(0.40)	0.00
03/31/2011	11.04	0.30	0.41	0.71	(0.33)	(0.54)
03/31/2010	10.13	0.41	1.10	1.51	(0.49)	(0.11)
03/31/2009	10.91	0.53	(0.28)	0.25	(0.54)	(0.49)
Class D
03/31/2013	11.09	0.26	0.58	0.84	(0.42)	(0.27)
03/31/2012	10.88	0.31	0.30	0.61	(0.40)	0.00
03/31/2011	11.04	0.29	0.42	0.71	(0.33)	(0.54)
03/31/2010	10.13	0.40	1.10	1.50	(0.48)	(0.11)
03/31/2009	10.91	0.53	(0.28)	0.25	(0.54)	(0.49)
Class A
03/31/2013	11.09	0.25	0.57	0.82	(0.40)	(0.27)
03/31/2012	10.88	0.30	0.30	0.60	(0.39)	0.00
03/31/2011	11.04	0.28	0.41	0.69	(0.31)	(0.54)
03/31/2010	10.13	0.39	1.10	1.49	(0.47)	(0.11)
03/31/2009	10.91	0.51	(0.28)	0.23	(0.52)	(0.49)

Please see footnotes on page 14.

12	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$(0.72)	$11.24	7.92%	$180,450,317	0.46%		0.46%		0.46%		0.46%		2.54%		380%
(0.43)	11.09	5.99	151,703,994	0.46		0.46		0.46		0.46		3.11		584
(0.90)	10.88	6.86	136,538,305	0.46		0.46		0.46		0.46		2.92		430
(0.62)	11.04	15.49	126,335,186	0.47		0.47		0.46		0.46		4.07		402
(1.06)	10.13	2.96	87,105,803	0.63	(b)	0.63	(b)	0.45	(b)	0.45	(b)	5.37		300

(0.71)	11.24	7.81	12,607,217	0.56		0.56		0.56		0.56		2.43		380
(0.42)	11.09	5.88	9,917,236	0.56		0.56		0.56		0.56		3.00		584
(0.89)	10.88	6.75	8,184,067	0.56		0.56		0.56		0.56		2.83		430
(0.61)	11.04	15.38	5,469,785	0.57		0.57		0.56		0.56		3.62		402
(1.00)	10.13	2.42	286,850	0.77	*(c)	0.77	*(c)	0.55	*(c)	0.55	*(c)	5.47	*	300

(0.69)	11.24	7.65	32,933,466	0.71		0.71		0.71		0.71		2.30		380
(0.40)	11.09	5.72	31,608,990	0.71		0.71		0.71		0.71		2.85		584
(0.87)	10.88	6.59	32,792,128	0.71		0.71		0.71		0.71		2.67		430
(0.60)	11.04	15.20	32,158,676	0.72		0.72		0.71		0.71		3.85		402
(1.03)	10.13	2.70	24,596,373	0.88	(b)	0.88	(b)	0.70	(b)	0.70	(b)	5.10		300

(0.69)	11.24	7.61	19,790,241	0.75		0.75		0.75		0.75		2.25		380
(0.40)	11.09	5.68	17,905,432	0.75		0.75		0.75		0.75		2.81		584
(0.87)	10.88	6.55	17,422,193	0.75		0.75		0.75		0.75		2.63		430
(0.59)	11.04	15.16	16,162,579	0.76		0.76		0.75		0.75		3.69		402
(1.03)	10.13	2.65	8,557,627	0.93		0.93		0.75		0.75		5.09		300

(0.67)	11.24	7.50	27,514,833	0.85		0.85		0.85		0.85		2.16		380
(0.39)	11.09	5.57	26,837,998	0.85	(d)	0.85	(d)	0.85	(d)	0.85	(d)	2.71		584
(0.85)	10.88	6.39	26,070,979	0.90		0.90		0.90		0.90		2.48		430
(0.58)	11.04	14.99	25,941,564	0.91		0.91		0.90		0.90		3.61		402
(1.01)	10.13	2.49	17,656,880	1.08		1.08		0.90		0.90		4.92		300

Please see footnotes on page 14.

ANNUAL REPORT	MARCH 31, 2013	13

Financial Highlights PIMCO Total Return Fund (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Class B
03/31/2013	$11.09	$0.16	$0.58	$0.74	$(0.32)	$(0.27)
03/31/2012	10.88	0.22	0.29	0.51	(0.30)	0.00
03/31/2011	11.04	0.19	0.42	0.61	(0.23)	(0.54)
03/31/2010	10.13	0.32	1.09	1.41	(0.39)	(0.11)
03/31/2009	10.91	0.43	(0.28)	0.15	(0.44)	(0.49)
Class C
03/31/2013	11.09	0.16	0.58	0.74	(0.32)	(0.27)
03/31/2012	10.88	0.21	0.30	0.51	(0.30)	0.00
03/31/2011	11.04	0.19	0.42	0.61	(0.23)	(0.54)
03/31/2010	10.13	0.29	1.12	1.41	(0.39)	(0.11)
03/31/2009	10.91	0.44	(0.29)	0.15	(0.44)	(0.49)
Class R
03/31/2013	11.09	0.22	0.58	0.80	(0.38)	(0.27)
03/31/2012	10.88	0.27	0.30	0.57	(0.36)	0.00
03/31/2011	11.04	0.25	0.42	0.67	(0.29)	(0.54)
03/31/2010	10.13	0.35	1.11	1.46	(0.44)	(0.11)
03/31/2009	10.91	0.49	(0.28)	0.21	(0.50)	(0.49)

*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Class’s supervisory and administrative fee was increased by 0.03% to an annual rate of 0.21%.
(c)	Effective October 1, 2008, the Class’s supervisory and administrative fee was increased by 0.03% to an annual rate of 0.31%.
(d)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.

14	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate**

$(0.59)	$11.24	6.70%	$278,512	1.60%		1.60%		1.60%		1.60%		1.43%	380%
(0.30)	11.09	4.78	350,844	1.60	(d)	1.60	(d)	1.60	(d)	1.60	(d)	1.96	584
(0.77)	10.88	5.60	540,862	1.65		1.65		1.65		1.65		1.70	430
(0.50)	11.04	14.13	978,692	1.66		1.66		1.65		1.65		2.97	402
(0.93)	10.13	1.73	965,329	1.83		1.83		1.65		1.65		4.14	300

(0.59)	11.24	6.70	12,666,824	1.60		1.60		1.60		1.60		1.40	380
(0.30)	11.09	4.79	11,673,671	1.60	(d)	1.60	(d)	1.60	(d)	1.60	(d)	1.96	584
(0.77)	10.88	5.60	11,717,441	1.65		1.65		1.65		1.65		1.73	430
(0.50)	11.04	14.13	11,103,810	1.66		1.66		1.65		1.65		2.73	402
(0.93)	10.13	1.72	4,934,686	1.83		1.83		1.65		1.65		4.19	300

(0.65)	11.24	7.24	3,583,839	1.10		1.10		1.10		1.10		1.90	380
(0.36)	11.09	5.31	3,179,665	1.10	(d)	1.10	(d)	1.10	(d)	1.10	(d)	2.46	584
(0.83)	10.88	6.13	2,641,023	1.15		1.15		1.15		1.15		2.24	430
(0.55)	11.04	14.71	2,031,285	1.16		1.16		1.15		1.15		3.29	402
(0.99)	10.13	2.23	1,038,081	1.33		1.33		1.15		1.15		4.73	300

ANNUAL REPORT	MARCH 31, 2013	15

Statement of Assets and Liabilities PIMCO Total Return Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$313,396,867
Investments in Affiliates, at value	11,196,128
Repurchase agreements, at value	387,835
Cash	55,817
Deposits with counterparty	54
Foreign currency, at value	19,947
Receivable for investments sold	12,781,304
Receivable for cross-currency swap exchanges	298,305
OTC swap premiums paid	384,326
Variation margin receivable on financial derivative instruments	360
Unrealized appreciation on foreign currency contracts	758,223
Unrealized appreciation on OTC swap agreements	474,347
Receivable for Fund shares sold	507,850
Interest and dividends receivable	2,011,973
Other assets	1,106
342,274,442
Liabilities:
Payable for investments purchased	$37,426,932
Payable for investments in Affiliates purchased	1,003,339
Payable for reverse repurchase agreements	2,260,894
Payable for sale-buyback financing transactions	7,527,735
Payable for short sales	1,381,058
Written options outstanding	108,225
Payable for cross-currency swap exchanges	313,020
OTC swap premiums received	361,403
Variation margin payable on financial derivative instruments	67,015
Unrealized depreciation on foreign currency contracts	639,598
Unrealized depreciation on OTC swap agreements	228,391
Deposits from counterparty	512,013
Payable for Fund shares redeemed	408,616
Dividends payable	61,726
Accrued investment advisory fees	61,258
Accrued supervisory and administrative fees	58,439
Accrued distribution fees	20,181
Accrued servicing fees	9,348
Other liabilities	2
52,449,193
Net Assets	$289,825,249
Net Assets Consist of:
Paid in capital	$276,809,387
(Overdistributed) net investment income	(670,780)
Accumulated undistributed net realized gain	1,409,124
Net unrealized appreciation	12,277,518
$289,825,249
Cost of Investments	$301,992,738
Cost of Investments in Affiliates	$11,199,891
Cost of Repurchase Agreements	$387,835
Cost of Foreign Currency Held	$19,968
Proceeds Received on Short Sales	$1,379,470
Premiums Received on Written Options	$496,169

16	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2013

Net Assets:
Institutional Class	$180,450,317
Class P	12,607,217
Administrative Class	32,933,466
Class D	19,790,241
Class A	27,514,833
Class B	278,512
Class C	12,666,824
Class R	3,583,839
Shares Issued and Outstanding:
Institutional Class	16,051,463
Class P	1,121,440
Administrative Class	2,929,506
Class D	1,760,387
Class A	2,447,506
Class B	24,774
Class C	1,126,742
Class R	318,791
Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	$11.24
Class P	11.24
Administrative Class	11.24
Class D	11.24
Class A	11.24
Class B	11.24
Class C	11.24
Class R	11.24

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

ANNUAL REPORT	MARCH 31, 2013	17

Statement of Operations PIMCO Total Return Fund

Year Ended March 31, 2013
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$8,180,159
Dividends	23,137
Dividends from Affiliate investments	48,424
Total Income	8,251,720

Expenses:
Investment advisory fees	685,644
Supervisory and administrative fees	656,055
Distribution and/or servicing fees - Administrative Class	82,168
Distribution and/or servicing fees - Class D	48,056
Distribution fees - Class B	2,349
Distribution fees - Class C	92,766
Distribution fees - Class R	8,588
Servicing fees - Class A	68,059
Servicing fees - Class B	783
Servicing fees - Class C	30,922
Servicing fees - Class R	8,588
Trustees’ fees	598
Interest expense	3,918
Miscellaneous expense	419
Total Expenses	1,688,913

Net Investment Income	6,562,807

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	6,537,296
Net realized (loss) on Affiliate investments	(2,166)
Net realized gain on futures contracts	703,583
Net realized gain on written options	1,238,248
Net realized gain on swaps	854,613
Net realized gain on foreign currency transactions	697,623
Net change in unrealized appreciation on investments	4,540,790
Net change in unrealized (depreciation) on Affiliate investments	(3,754)
Net change in unrealized appreciation on futures contracts	392,608
Net change in unrealized (depreciation) on written options	(448,219)
Net change in unrealized (depreciation) on swaps	(791,595)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(95,300)
Net Gain	13,623,727

Net Increase in Net Assets Resulting from Operations	$20,186,534

* Foreign tax withholdings	$105

18	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Total Return Fund

(Amounts in thousands)	Year Ended March 31, 2013	Year Ended March 31, 2012
Increase in Net Assets from:

Operations:
Net investment income	$6,562,807	$7,199,519
Net realized gain	10,031,363	5,623,341
Net realized (loss) on Affiliate investments	(2,166)	(4,306)
Net change in unrealized appreciation	3,598,284	971,455
Net change in unrealized (depreciation) on Affiliate investments	(3,754)	(10,943)
Net increase resulting from operations	20,186,534	13,779,066

Distributions to Shareholders:
From net investment income
Institutional Class	(6,676,826)	(5,650,266)
Class P	(459,102)	(353,070)
Administrative Class	(1,215,356)	(1,171,202)
Class D	(709,878)	(643,418)
Class A	(974,793)	(929,339)
Class B	(8,741)	(11,397)
Class C	(351,381)	(318,727)
Class R	(115,064)	(94,923)
From net realized capital gains
Institutional Class	(4,046,470)	0
Class P	(291,878)	0
Administrative Class	(774,011)	0
Class D	(461,319)	0
Class A	(641,096)	0
Class B	(6,989)	0
Class C	(296,290)	0
Class R	(82,471)	0

Total Distributions	(17,111,665)	(9,172,342)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	33,572,550	12,664,108

Total Increase in Net Assets	36,647,419	17,270,832

Net Assets:
Beginning of year	253,177,830	235,906,998
End of year*	$289,825,249	$253,177,830

*Including undistributed (overdistributed) net investment income of:	$(670,780)	$174,018

**	See note 12 in the Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2013	19

Summary Schedule of Investments PIMCO Total Return Fund

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations ^(i) (Cost $1,898,159)			$	1,897,011	0.6%
CORPORATE BONDS & NOTES

BANKING & FINANCE
Ally Financial, Inc.
0.000% - 9.000% due 04/15/2013 - 11/01/2031	$	3,267,956		3,477,679	1.2%
American International Group, Inc.
8.175% due 05/15/2068		1,164,536		1,573,579	0.5%
0.384% - 8.625% due 05/15/2013 - 03/15/2087 (s)		4,704,526		4,599,423	1.6%
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (g)		1,200,372		1,609,885	0.6%
Other Banking & Finance (g)(i)(k)(s)				31,312,275	10.8%

Total Banking & Finance				42,572,841	14.7%

INDUSTRIALS
Total Industrials ^(i)(k)(s)				5,620,728	1.9%
UTILITIES

Total Utilities ^(i)				2,573,887	0.9%

Total Corporate Bonds & Notes (Cost $46,001,074)				50,767,456	17.5%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes ^(i)(s) (Cost $12,379,248)				14,128,147	4.9%
U.S. GOVERNMENT AGENCIES
Fannie Mae
3.000% due 04/01/2028		1,350,000		1,419,768	0.5%
3.000% due 04/01/2043		5,775,000		5,958,175	2.1%
3.500% due 04/01/2043		2,282,610		2,411,007	0.8%
4.000% due 09/01/2040		1,733,150		1,849,211	0.6%
4.000% due 11/01/2040		2,672,743		2,852,021	1.0%
4.000% due 12/01/2040		1,460,971		1,559,263	0.5%
4.000% due 01/01/2041		1,322,230		1,411,396	0.5%
4.000% due 11/01/2041		1,706,294		1,821,580	0.6%
4.000% due 12/01/2041		1,663,321		1,775,198	0.6%
4.000% due 04/01/2043		2,790,400		2,975,700	1.0%
4.000% due 05/01/2043		2,377,000		2,531,877	0.9%
4.500% due 04/01/2043		1,744,987		1,880,496	0.7%
0.000% - 1,000.000% due 04/01/2013 - 01/25/2048 (a)(b)		46,256,582		49,453,909	17.1%
Freddie Mac
1.000% due 03/08/2017		1,762,600		1,786,439	0.6%
2.375% due 01/13/2022		1,236,060		1,289,962	0.4%
0.244% - 1,007.500% due 04/01/2013 - 07/01/2047 (a)		9,773,166		10,362,364	3.6%
Other U.S. Government Agencies ^(a)(i)				577,170	0.2%

Total U.S. Government Agencies (Cost $90,729,147)				91,915,536	31.7%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bonds
7.250% due 05/15/2016 (n)(o)		280		339	0.0%

20	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022	$	2,581,649	$	2,813,192	1.0%
0.125% due 07/15/2022		2,911,046		3,177,361	1.1%
0.625% due 07/15/2021 (n)(o)		4,855,303		5,562,356	1.9%
0.750% due 02/15/2042		1,966,228		2,063,004	0.7%
1.750% due 01/15/2028 (n)(o)		2,354,052		3,000,496	1.0%
2.000% due 01/15/2026		1,924,523		2,511,202	0.9%
2.375% due 01/15/2025		2,613,934		3,516,967	1.2%
2.375% due 01/15/2027 (n)		2,697,821		3,681,051	1.3%
2.500% due 01/15/2029 (n)(o)		2,931,865		4,107,818	1.4%
0.125% - 3.875% due 04/15/2017 - 02/15/2043 (o)		2,993,645		3,894,322	1.3%
U.S. Treasury Notes
0.375% due 11/15/2015		2,354,200		2,358,247	0.8%
0.750% due 12/31/2017		4,245,000		4,253,290	1.5%
0.750% due 02/28/2018 (k)(l)		5,567,000		5,569,177	1.9%
0.750% due 03/31/2018 (c)		1,464,800		1,463,885	0.5%
0.875% due 01/31/2018		2,246,200		2,261,993	0.8%
1.000% due 06/30/2019 (n)(o)(p)		3,128,683		3,118,662	1.1%
1.000% due 08/31/2019		2,103,400		2,090,748	0.7%
1.000% due 09/30/2019		2,295,499		2,280,257	0.8%
1.000% due 11/30/2019		3,819,100		3,783,296	1.3%
1.125% due 12/31/2019		1,579,000		1,574,806	0.5%
1.125% due 03/31/2020 (c)		2,634,700		2,612,700	0.9%
1.250% due 02/29/2020 (k)(l)		1,470,400		1,474,191	0.5%
1.625% due 08/15/2022		2,429,300		2,400,263	0.8%
1.625% due 11/15/2022 (k)		6,694,750		6,582,820	2.3%
1.750% due 05/15/2022 (o)		1,806,128		1,813,183	0.6%
2.000% due 02/15/2023 (k)(l)		2,979,600		3,020,105	1.1%
0.375% - 4.875% due 11/15/2015 - 02/15/2022 (l)(n)(o)(p)		6,096,226		6,220,447	2.2%

Total U.S. Treasury Obligations (Cost $85,299,441)				87,206,178	30.1%

MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities ^(a)(i) (Cost $16,624,045)				18,028,788	6.2%
ASSET-BACKED SECURITIES
Total Asset-Backed Securities ^(i) (Cost $6,017,197)				6,293,342	2.2%
SOVEREIGN ISSUES
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	10,729,413		5,438,482	1.9%
10.000% due 01/01/2021 - 01/01/2023		899,666		452,426	0.2%
Italy Buoni Poliennali Del Tesoro
4.500% due 07/15/2015	EUR	1,248,950		1,673,173	0.6%
4.750% due 09/15/2016		1,146,000		1,557,729	0.5%
4.750% due 06/01/2017		1,187,200		1,601,358	0.5%
1.700% - 6.000% due 07/01/2014 - 03/01/2026 (f)(l)		6,838,599		9,008,295	3.1%
Province of Ontario
4.000% due 06/02/2021	CAD	1,234,800		1,351,443	0.5%
1.600% - 7.600% due 09/21/2016 - 06/02/2041		3,592,290		3,935,002	1.3%
Province of Quebec
4.500% due 12/01/2020		1,241,100		1,396,416	0.5%
2.625% - 7.500% due 12/01/2016 - 12/01/2043		2,506,363		2,722,398	0.9%

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	21

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
Spain Government International Bond
3.750% due 10/31/2015	EUR	1,230,800	$	1,611,623	0.6%
Other Sovereign Issues (f)(g)(i)(l)				6,085,492	2.1%

Total Sovereign Issues (Cost $36,842,523)				36,833,837	12.7%

		SHARES
CONVERTIBLE PREFERRED SECURITIES
Total Convertible Preferred Securities (d)(g)(i) (Cost $166,446)				186,763	0.1%
PREFERRED SECURITIES

BANKING & FINANCE
Ally Financial, Inc.
7.000% - 7.350% due 04/29/2013 - 02/07/2033 (g)		4,753,833		128,962	0.1%
Other Banking & Finance (g)(i)				58,559	0.0%

Total Banking & Finance				187,521	0.1%

INDUSTRIALS

Total Industrials (g)(i)				4,271	0.0%

Total Preferred Securities (Cost $183,494)				191,792	0.1%

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Total Certificates of Deposit (i)				1,763,145	0.6%
COMMERCIAL PAPER
Total Commercial Paper (i)				1,551,420	0.5%
REPURCHASE AGREEMENTS
Banc of America Securities LLC
0.210% due 04/01/2013 (Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.625% due 05/31/2017 valued at $2,556. Repurchase proceeds are $2,500.)	$	2,500		2,500	0.0%
Barclays, Inc.
0.210% due 04/01/2013 (Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $255,124 and U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $1,021. Repurchase proceeds are $251,006.)		251,000		251,000	0.1%
BNP Paribas Securities Corp.
0.260% due 04/01/2013 (Dated 03/28/2013. Collateralized by Fannie Mae 3.000% due 03/01/2043 valued at $1,558. Repurchase proceeds are $1,500.)		1,500		1,500	0.0%
Citigroup Global Markets, Inc.
0.200% due 04/01/2013 (Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.250% due 06/30/2014 valued at $21,232. Repurchase proceeds are $20,800)		20,800		20,800	0.0%

22	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
0.220% due 04/01/2013 (Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.125% due 12/31/2013 valued at $1,025. Repurchase proceeds are $1,000)	$	1,000	$	1,000	0.0%
0.240% due 04/01/2013 (Dated 03/28/2013. Collateralized by Freddie Mac 1.020% due 10/16/2017 valued at $3,064. Repurchase proceeds are $3,000)		3,000		3,000	0.0%
JPMorgan Securities, Inc.
0.240% due 04/01/2013 (Dated 03/28/2013. Collateralized by Freddie Mac 2.255% due 12/05/2022 valued at $1,044. Repurchase proceeds are $1,000.)		1,000		1,000	0.0%
Morgan Stanley & Co., Inc.
0.220% due 04/01/2013 (Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $20,353. Repurchase proceeds are $20,000.)		20,000		20,000	0.0%
RBS Securities, Inc.
0.210% due 04/01/2013 (Dated 03/28/2013. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $50,209. Repurchase proceeds are $49,201.)		49,200		49,200	0.0%
State Street Bank and Trust Co.
0.010% due 04/01/2013 (Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $32,095 and Freddie Mac 1.960% due 11/07/2022 valued at $6,500. Repurchase proceeds are $37,835.)		37,835		37,835	0.0%

Total Repurchase Agreements				387,835	0.1%

SHORT-TERM NOTES
Total Short-Term Notes (i)				7,008	0.0%
MEXICO TREASURY BILLS
4.288% due 04/04/2013 - 06/13/2013 (e)	MXN	32,488,532		2,623,886	0.9%
U.S. TREASURY BILLS
0.124% due 02/06/2014 (p)	$	2,561		2,558	0.0%

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (h)
PIMCO Short-Term Floating NAV Portfolio III		1,120,397,042		11,196,127	3.9%
Other Central Funds Used for Cash Management Purposes (i)				1	0.0%

Total Central Funds Used for Cash Management Purposes				11,196,128	3.9%

Total Short-Term Instruments (Cost $17,439,690)				17,531,980	6.0%

Total Investments (Cost $313,580,464)			$	324,980,830	112.1%

Written Options (r) (Premiums $496,169)				(108,225)	0.0%

Other Assets and Liabilities				(35,047,356)	(12.1%)

Net Assets			$	289,825,249	100.0%

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	23

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	The group contains securities in default.
(a)	The group contains interest only securities.
(b)	The group contains principal only securities.
(c)	The group contains when-issued securities.
(d)	The group contains securities which did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	The group contains securities in which the principal amount of a security is adjusted for inflation.
(g)	The group contains securities which have a perpetual maturity, date shown represents next contractual call date.
(h)	Affiliated to the Fund.
(i)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate, respectively as of March 31, 2013.
(j)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $3,919,251 at a weighted average interest rate of 0.000%.
(k)	Securities with an aggregate market value of $2,266,110 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BRC	(1.250%)	02/28/2013	02/27/2015	$3,509	$(3,506)
DEU	(0.500%)	03/14/2013	03/13/2015	5,963	(5,961)
	0.120%	03/25/2013	04/08/2013	298,875	(298,882)
	0.140%	03/25/2013	04/04/2013	195,750	(195,755)
RBS	0.020%	03/28/2013	04/01/2013	521,950	(521,951)
	0.050%	03/22/2013	04/03/2013	453,938	(453,944)
RDR	(0.050%)	03/27/2013	04/03/2013	353,500	(353,498)
	0.080%	03/22/2013	04/01/2013	427,388	(427,397)

					$(2,260,894)

(l)	Securities with an aggregate market value of $7,522,081 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.
(m)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount		Payable for Sale-Buyback Financing Transactions (1)
BPS	(0.070%)	03/28/2013	04/05/2013	EUR	170,824	$(219,070)
	(0.010%)	03/22/2013	04/15/2013	$	453,964	(454,311)
	0.050%	03/28/2013	04/05/2013	EUR	468,828	(601,165)
BRC	(0.050%)	03/28/2013	04/01/2013	$	451,431	(451,429)
	(0.020%)	03/28/2013	04/01/2013		250,221	(250,220)
	0.000%	03/28/2013	04/01/2013		501,882	(501,882)
	0.080%	03/20/2013	04/03/2013		573,977	(574,015)
GLM	(0.050%)	03/27/2013	04/02/2013		785,473	(785,494)
	(0.010%)	03/18/2013	04/15/2013		453,302	(453,648)
	(0.010%)	03/27/2013	04/03/2013		389,889	(389,931)
	0.050%	03/18/2013	04/01/2013		357,460	(357,467)
	0.050%	03/19/2013	04/02/2013		162,806	(162,813)
	0.050%	03/26/2013	04/02/2013		449,413	(449,432)

24	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2013

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount		Payable for Sale-Buyback Financing Transactions (1)
GLM	0.100%	03/15/2013	04/01/2013	$	353,001	$(353,017)
MEI	(0.040%)	04/03/2013	04/04/2013	EUR	20,553	(26,349)
MSC	(0.050%)	03/28/2013	04/01/2013	$	457,347	(457,345)
	(0.040%)	03/28/2013	04/01/2013		49,997	(49,997)
	0.030%	03/28/2013	04/01/2013		393,499	(393,501)
TDM	0.100%	03/15/2013	04/01/2013		596,621	(596,649)

						$(7,527,735)

(1)	Payable for sale-buyback financing transactions includes $1,105 of deferred price drop on sale-buyback financing transactions.

(n)	Securities with an aggregate market value of $226,645 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	1,134	$630
3-Month Euribor June Futures	Long	06/2015	4,329	24
3-Month Euribor March Futures	Long	03/2015	4,711	743
3-Month Euribor September Futures	Long	09/2015	839	68
30-Year Deliverable Interest Rate Swap June Futures	Short	06/2013	200	(60)
90-Day Eurodollar December Futures	Long	12/2013	3,611	264
90-Day Eurodollar December Futures	Long	12/2014	3,434	556
90-Day Eurodollar December Futures	Long	12/2015	99,656	(4,500)
90-Day Eurodollar June Futures	Long	06/2015	146,160	71,044
90-Day Eurodollar June Futures	Long	06/2016	1,869	(213)
90-Day Eurodollar March Futures	Long	03/2015	3,422	708
90-Day Eurodollar March Futures	Long	03/2016	29,021	(1,295)
90-Day Eurodollar September Futures	Long	09/2013	3,025	106
90-Day Eurodollar September Futures	Long	09/2015	27,304	8,123
90-Day Eurodollar September Futures	Long	09/2016	1,245	(196)
Euro-Bund 10-Year Bond June Futures	Short	06/2013	7,243	(20,045)
U.S. Treasury 10-Year Note June Futures	Long	06/2013	69,160	58,606

				$114,563

(o)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $1,233,100 and cash of $54 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Credit Default Swaps on Credit Indices - Buy Protection (2)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)		Market Value (6)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$	328,464	$(19,639)	$(25,671)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017		524,304	(27,984)	(52,369)
CDX.HY-19 5-Year Index	(5.000%	)	12/20/2017		131,700	(5,618)	(4,466)
iTraxx Europe 18 Index	(1.000%	)	12/20/2017	EUR	421,600	3,721	639

						$(49,520)	$(81,867)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	25

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (3)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)		Market Value (6)	Unrealized Appreciation
CDX.BP.IG-19 5-Year Index	1.000%	12/20/2017	$	124,600	$1,088	$58

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$		4,473,200	$492	$5,765
Pay	3-Month USD-LIBOR	1.500%	03/18/2016			35,754,000	264,728	28,027
Receive	3-Month USD-LIBOR	4.250%	06/15/2041			4,122,700	(1,123,935)	38,635
Receive	3-Month USD-LIBOR	2.750%	06/19/2043			8,469,600	486,660	(12,326)
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018		AUD	65,000	(168)	(415)
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018			185,000	151	565

							$(372,072)	$60,251

(p)	Securities with an aggregate market value of $76,747 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(q)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Buy Protection (2)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CRH America, Inc.	CBK	(2.590%	)	09/20/2018	2.066%	$	10,000	$(270)	$0	$(270)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	0.893%		6,200	(16)	574	(590)
Domtar Corp.	SOG	(5.000%	)	09/20/2016	1.473%		21,500	(2,618)	(2,701)	83
FBG Finance Ltd.	BRC	(2.140%	)	12/20/2014	0.087%		6,000	(218)	0	(218)
Gap, Inc.	BOA	(5.000%	)	06/20/2021	1.926%		20,000	(4,477)	(2,485)	(1,992)
Gap, Inc.	GST	(5.000%	)	06/20/2021	1.926%		3,000	(671)	(352)	(319)
Hanson Building Materials, Inc.	BPS	(1.000%	)	09/20/2016	0.951%		53,000	(128)	1,683	(1,811)
Hanson Ltd.	BRC	(1.000%	)	09/20/2016	0.951%		20,000	(48)	3,056	(3,104)
Intesa Sanpaolo SpA	JPM	(3.000%	)	09/20/2015	3.016%		6,000	4	192	(188)
iStar Financial, Inc.	MYC	(0.600%	)	12/20/2013	0.448%		10,000	(2)	0	(2)
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	0.971%		44,710	(64)	1,423	(1,487)
Manpower, Inc.	GST	(2.500%	)	06/20/2013	0.365%	EUR	45,500	(338)	(2,684)	2,346
Marks & Spencer PLC	RYL	(0.950%	)	12/20/2017	2.074%	$	2,200	110	400	(290)
Pactiv LLC	MYC	(5.000%	)	06/20/2017	3.390%		9,800	(652)	(677)	25
Tate & Lyle International Finance PLC	BRC	(1.250%	)	12/20/2014	0.306%		12,000	(202)	0	(202)
Universal Corp.	DUB	(1.000%	)	12/20/2014	0.301%		33,000	(410)	580	(990)
UST LLC	BRC	(0.700%	)	03/20/2018	0.289%		24,000	(486)	0	(486)
UST LLC	CBK	(1.000%	)	03/20/2018	0.284%		2,500	(88)	(133)	45
UST LLC	DUB	(1.000%	)	03/20/2018	0.284%		1,500	(53)	(74)	21

								$(10,627)	$(1,198)	$(9,429)

26	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2013

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	GST	1.000%	12/20/2020	1.378%	$	6,600	$(204)	$(1,708)	$1,504
American International Group, Inc.	MYC	1.000%	12/20/2020	1.378%		4,000	(124)	(988)	864
Argentine Republic Government International Bond	DUB	5.000%	09/20/2017	41.903%		25,000	(13,534)	(6,049)	(7,485)
Australia & New Zealand Banking Group Ltd.	DUB	1.000%	06/20/2017	0.739%		12,100	133	(516)	649
Australia Government Bond	BOA	1.000%	06/20/2017	0.318%		23,800	694	282	412
Australia Government Bond	UAG	1.000%	06/20/2017	0.318%		10,200	297	136	161
Barclays Bank PLC	DUB	1.000%	03/20/2014	0.593%	EUR	6,400	33	44	(11)
Berkshire Hathaway Finance Corp.	BOA	1.000%	06/20/2013	0.160%	$	25,000	59	157	(98)
Berkshire Hathaway Finance Corp.	BOA	1.000%	09/20/2013	0.160%		5,000	22	32	(10)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.347%		162,200	2,188	(2,827)	5,015
Berkshire Hathaway Finance Corp.	BOA	1.000%	12/20/2015	0.454%		20,000	307	(298)	605
Berkshire Hathaway Finance Corp.	BOA	1.000%	06/20/2017	0.640%		25,500	398	(412)	810
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2018	0.757%		47,700	561	(296)	857
Berkshire Hathaway Finance Corp.	BPS	1.000%	03/20/2015	0.347%		25,000	337	(468)	805
Berkshire Hathaway Finance Corp.	BRC	1.012%	09/20/2013	0.165%		20,000	91	0	91
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2015	0.347%		65,000	877	(1,169)	2,046
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2017	0.722%		144,300	1,876	(2,375)	4,251
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2018	0.757%		6,000	70	(33)	103
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2015	0.347%		25,000	338	(434)	772
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2016	0.486%		22,400	353	(253)	606
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	0.990%		4,400	(7)	(184)	177
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	0.160%		15,700	70	77	(7)
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	0.318%		25,000	309	(495)	804
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	0.347%		65,000	877	(932)	1,809
Berkshire Hathaway Finance Corp.	FBF	1.000%	06/20/2017	0.640%		25,000	390	(384)	774
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	0.347%		111,400	1,502	(1,718)	3,220
Berkshire Hathaway Finance Corp.	GST	1.000%	06/20/2015	0.369%		30,000	438	(962)	1,400
Berkshire Hathaway Finance Corp.	GST	1.000%	12/20/2015	0.454%		60,000	922	(1,275)	2,197

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	27

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	GST	1.000%	06/20/2017	0.640%	$	9,200	$144	$(218)	$362
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2021	1.038%		25,000	(122)	(863)	741
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	0.369%		20,000	292	(816)	1,108
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	0.454%		15,000	231	(463)	694
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2017	0.640%		30,000	468	(652)	1,120
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2017	0.684%		20,000	286	(496)	782
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2017	0.722%		24,000	312	(457)	769
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2018	0.757%		2,300	27	(11)	38
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.038%		5,900	(29)	(237)	208
Berkshire Hathaway Finance Corp.	MYC	1.000%	03/20/2015	0.347%		77,000	1,038	(1,445)	2,483
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	0.347%		3,300	44	(60)	104
Berkshire Hathaway Finance Corp.	UAG	1.000%	12/20/2017	0.722%		10,000	130	(145)	275
BP Capital Markets America, Inc.	CBK	1.000%	06/20/2017	0.605%		12,000	197	0	197
BP Capital Markets America, Inc.	DUB	1.000%	12/20/2013	0.143%		900	6	8	(2)
BP Capital Markets America, Inc.	FBF	1.000%	06/20/2017	0.605%		10,500	172	(5)	177
Brazil Government International Bond	BOA	1.710%	05/20/2013	0.521%		15,000	120	0	120
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.916%		34,600	80	(407)	487
Brazil Government International Bond	BOA	1.950%	04/20/2016	1.006%		300	11	0	11
Brazil Government International Bond	BOA	1.000%	06/20/2016	1.024%		24,600	(7)	(71)	64
Brazil Government International Bond	BOA	1.000%	03/20/2021	1.665%		7,800	(373)	(355)	(18)
Brazil Government International Bond	BOA	1.000%	09/20/2021	1.695%		15,000	(789)	(951)	162
Brazil Government International Bond	BRC	1.000%	03/20/2015	0.829%		75,000	269	(1,413)	1,682
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.864%		127,100	409	(1,967)	2,376
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.916%		240,700	559	(2,853)	3,412
Brazil Government International Bond	BRC	1.000%	12/20/2015	0.959%		105,000	152	(514)	666
Brazil Government International Bond	BRC	1.000%	03/20/2016	0.994%		54,390	31	(474)	505
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.024%		21,200	(6)	(51)	45
Brazil Government International Bond	BRC	1.000%	09/20/2016	1.073%		25,000	(53)	(719)	666

28	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2013

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.116%	$	25,000	$(98)	$(871)	$773
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.916%		21,000	48	(330)	378
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.994%		113,700	65	(915)	980
Brazil Government International Bond	CBK	1.000%	12/20/2016	1.116%		25,000	(98)	(871)	773
Brazil Government International Bond	CBK	1.000%	03/20/2021	1.665%		10,100	(483)	(448)	(35)
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.864%		61,800	199	(873)	1,072
Brazil Government International Bond	DUB	1.000%	09/20/2015	0.916%		110,000	255	(1,220)	1,475
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.959%		75,000	109	(494)	603
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.024%		100,000	(30)	(168)	138
Brazil Government International Bond	DUB	1.000%	12/20/2016	1.116%		22,900	(90)	(809)	719
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.185%		3,300	(25)	(50)	25
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.611%		50,000	(2,022)	(1,656)	(366)
Brazil Government International Bond	FBF	1.000%	09/20/2015	0.916%		70,000	162	(777)	939
Brazil Government International Bond	FBF	1.000%	06/20/2020	1.611%		25,000	(1,011)	(789)	(222)
Brazil Government International Bond	GST	1.000%	03/20/2015	0.829%		100,000	358	(1,931)	2,289
Brazil Government International Bond	GST	1.000%	06/20/2015	0.864%		30,800	99	(414)	513
Brazil Government International Bond	GST	1.000%	09/20/2016	1.073%		47,500	(101)	(289)	188
Brazil Government International Bond	GST	1.000%	06/20/2017	1.185%		2,100	(16)	(22)	6
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.864%		248,900	800	(3,152)	3,952
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.916%		130,500	303	(1,332)	1,635
Brazil Government International Bond	HUS	1.000%	12/20/2015	0.959%		100,000	144	(756)	900
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.994%		61,200	36	(502)	538
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.185%		4,700	(35)	(108)	73
Brazil Government International Bond	HUS	1.000%	06/20/2020	1.611%		110,000	(4,448)	(3,489)	(959)
Brazil Government International Bond	JPM	1.000%	03/20/2015	0.829%		25,000	89	(506)	595
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.864%		40,000	129	(420)	549
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.916%		107,000	248	(1,219)	1,467
Brazil Government International Bond	JPM	1.000%	06/20/2016	1.024%		50,000	(15)	(84)	69

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	29

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	JPM	1.000%	09/20/2016	1.073%	$	99,000	$(211)	$(1,137)	$926
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.185%		3,400	(25)	(38)	13
Brazil Government International Bond	JPM	1.000%	06/20/2020	1.611%		25,000	(1,011)	(789)	(222)
Brazil Government International Bond	MYC	1.770%	09/20/2014	0.729%		15,000	240	0	240
Brazil Government International Bond	MYC	1.000%	06/20/2015	0.864%		31,500	101	(305)	406
Brazil Government International Bond	MYC	1.000%	09/20/2015	0.916%		25,000	58	(157)	215
Brazil Government International Bond	MYC	1.000%	12/20/2015	0.959%		100,000	145	(806)	951
Brazil Government International Bond	MYC	1.000%	03/20/2016	0.994%		75,000	43	(608)	651
Brazil Government International Bond	MYC	1.000%	12/20/2016	1.116%		25,000	(98)	(883)	785
Brazil Government International Bond	MYC	1.520%	01/20/2017	1.131%		6,000	105	0	105
Brazil Government International Bond	RYL	1.000%	03/20/2015	0.829%		50,000	179	(989)	1,168
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.916%		27,600	64	(261)	325
Brazil Government International Bond	UAG	1.000%	03/20/2016	0.994%		35,000	20	(336)	356
California State General Obligation Bonds, Series 2003	BOA	2.530%	03/20/2021	1.168%		25,000	2,391	0	2,391
California State General Obligation Bonds, Series 2003	CBK	2.100%	03/20/2021	1.168%		20,000	1,326	0	1,326
California State General Obligation Bonds, Series 2003	MYC	2.650%	12/20/2020	1.151%		25,000	2,577	0	2,577
California State General Obligation Notes, Series 2005	GST	0.610%	03/20/2018	0.861%		25,000	(258)	0	(258)
Canada Government Bond	GST	1.000%	03/20/2015	0.221%		10,000	158	243	(85)
Canadian Natural Resources Ltd.	FBF	1.000%	06/20/2017	0.683%		590	8	(23)	31
China Development Bank Corp.	BRC	1.000%	06/20/2016	0.481%		20,000	324	(97)	421
China Development Bank Corp.	JPM	1.000%	06/20/2016	0.481%		15,000	243	(131)	374
China Development Bank Corp.	MYC	1.000%	06/20/2016	0.481%		50,000	811	(326)	1,137
China Government International Bond	BOA	0.780%	12/20/2014	0.258%		50,000	483	0	483
China Government International Bond	BOA	1.000%	06/20/2015	0.293%		126,600	2,092	1,811	281
China Government International Bond	BOA	1.000%	09/20/2015	0.331%		50,000	869	402	467
China Government International Bond	BOA	1.000%	12/20/2015	0.361%		25,000	455	362	93
China Government International Bond	BOA	1.000%	03/20/2016	0.386%		50,000	951	606	345

30	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2013

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	BPS	1.000%	06/20/2015	0.293%	$	25,000	$413	$384	$29
China Government International Bond	BPS	1.000%	09/20/2015	0.331%		15,000	261	94	167
China Government International Bond	BPS	1.000%	03/20/2016	0.386%		42,000	799	509	290
China Government International Bond	BRC	1.000%	03/20/2015	0.278%		50,000	752	520	232
China Government International Bond	BRC	1.000%	06/20/2015	0.293%		50,000	827	817	10
China Government International Bond	BRC	1.000%	12/20/2015	0.361%		75,000	1,365	1,074	291
China Government International Bond	BRC	1.000%	03/20/2016	0.386%		73,600	1,400	898	502
China Government International Bond	BRC	1.000%	06/20/2016	0.407%		115,000	2,283	1,261	1,022
China Government International Bond	CBK	1.000%	06/20/2015	0.293%		24,900	412	388	24
China Government International Bond	CBK	1.000%	03/20/2016	0.386%		1,000	19	(11)	30
China Government International Bond	CBK	1.000%	06/20/2016	0.407%		69,600	1,382	847	535
China Government International Bond	CBK	1.000%	09/20/2016	0.454%		15,000	294	70	224
China Government International Bond	DUB	1.000%	03/20/2015	0.278%		30,000	451	312	139
China Government International Bond	DUB	1.000%	12/20/2015	0.361%		25,000	455	349	106
China Government International Bond	DUB	1.000%	03/20/2016	0.386%		30,000	571	364	207
China Government International Bond	DUB	1.000%	06/20/2016	0.407%		40,200	798	421	377
China Government International Bond	DUB	1.000%	09/20/2016	0.454%		600	11	3	8
China Government International Bond	FBF	1.000%	03/20/2015	0.278%		85,000	1,278	410	868
China Government International Bond	FBF	1.000%	06/20/2015	0.293%		25,000	413	136	277
China Government International Bond	GST	1.000%	09/20/2015	0.331%		25,000	434	182	252
China Government International Bond	GST	1.000%	09/20/2017	0.610%		700	12	(10)	22
China Government International Bond	JPM	1.000%	03/20/2015	0.278%		35,000	527	157	370
China Government International Bond	JPM	1.000%	06/20/2015	0.293%		60,000	992	494	498
China Government International Bond	JPM	1.000%	09/20/2015	0.331%		10,000	173	62	111
China Government International Bond	JPM	1.000%	12/20/2015	0.361%		25,000	455	349	106
China Government International Bond	JPM	1.000%	03/20/2016	0.386%		50,000	951	594	357
China Government International Bond	JPM	1.000%	06/20/2016	0.407%		75,000	1,489	765	724
China Government International Bond	JPM	1.000%	09/20/2016	0.454%		3,000	59	15	44

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	31

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	MYC	1.000%	03/20/2015	0.278%	$	100,000	$1,504	$463	$1,041
China Government International Bond	MYC	1.000%	12/20/2015	0.361%		50,000	910	712	198
China Government International Bond	MYC	1.000%	06/20/2016	0.407%		25,000	497	276	221
China Government International Bond	MYC	1.000%	09/20/2016	0.454%		8,400	165	45	120
China Government International Bond	RYL	1.000%	03/20/2015	0.278%		20,000	300	198	102
China Government International Bond	RYL	1.000%	06/20/2015	0.293%		104,600	1,729	1,382	347
China Government International Bond	RYL	1.000%	12/20/2015	0.361%		25,000	455	362	93
China Government International Bond	RYL	1.000%	09/20/2016	0.454%		1,300	25	(16)	41
China Government International Bond	UAG	1.000%	03/20/2015	0.278%		25,000	376	119	257
China Government International Bond	UAG	1.000%	06/20/2015	0.293%		25,000	413	396	17
China Government International Bond	UAG	1.000%	09/20/2015	0.331%		25,000	434	219	215
China Government International Bond	UAG	1.000%	09/20/2016	0.454%		4,900	96	(58)	154
CIT Group, Inc.	DUB	5.000%	09/20/2015	1.139%		75,000	7,290	5,841	1,449
Dell, Inc.	BRC	1.000%	09/20/2013	0.415%		14,100	46	74	(28)
Dell, Inc.	CBK	1.000%	09/20/2013	0.415%		19,400	64	111	(47)
Export-Import Bank of China	BPS	1.000%	06/20/2016	0.441%		15,000	278	(141)	419
Export-Import Bank of China	BRC	1.000%	06/20/2016	0.441%		30,000	554	(266)	820
Export-Import Bank of China	CBK	1.000%	06/20/2016	0.441%		10,000	184	(97)	281
Export-Import Bank of China	CBK	1.000%	06/20/2017	0.639%		10,000	157	(396)	553
Export-Import Bank of China	DUB	1.000%	06/20/2016	0.441%		10,000	185	(48)	233
Export-Import Bank of China	FBF	1.000%	06/20/2016	0.441%		5,000	92	(44)	136
Export-Import Bank of China	FBF	1.000%	12/20/2016	0.554%		10,000	171	(970)	1,141
Export-Import Bank of China	FBF	1.000%	06/20/2017	0.639%		11,300	178	(437)	615
Export-Import Bank of China	GST	1.000%	06/20/2016	0.441%		20,000	369	(184)	553
Export-Import Bank of China	HUS	1.000%	06/20/2016	0.441%		10,000	185	(53)	238
Export-Import Bank of China	HUS	1.000%	06/20/2017	0.639%		7,000	110	(271)	381
Export-Import Bank of China	JPM	1.000%	06/20/2016	0.441%		25,000	462	(193)	655
Export-Import Bank of China	MYC	1.000%	06/20/2016	0.441%		40,000	739	(232)	971
Florida State Board of Education General Obligation Notes, Series 2005	CBK	0.470%	03/20/2018	0.498%		10,000	(14)	0	(14)
General Electric Capital Corp.	BOA	1.000%	06/20/2013	0.159%		30,100	70	177	(107)
General Electric Capital Corp.	BOA	1.000%	09/20/2013	0.159%		10,000	44	54	(10)
General Electric Capital Corp.	BOA	5.000%	06/20/2014	0.243%		70,500	4,284	2,605	1,679
General Electric Capital Corp.	BOA	1.000%	12/20/2014	0.338%		25,000	298	(1,123)	1,421
General Electric Capital Corp.	BOA	1.000%	12/20/2015	0.542%		32,900	422	(1,099)	1,521
General Electric Capital Corp.	BOA	1.000%	03/20/2016	0.597%		65,000	799	(784)	1,583
General Electric Capital Corp.	BPS	4.700%	12/20/2013	0.163%		7,300	257	0	257
General Electric Capital Corp.	BPS	1.000%	12/20/2014	0.338%		34,400	411	(1,730)	2,141
General Electric Capital Corp.	BRC	1.280%	06/20/2013	0.163%		40,000	122	0	122
General Electric Capital Corp.	BRC	4.050%	12/20/2013	0.163%		25,000	753	0	753
General Electric Capital Corp.	BRC	4.800%	12/20/2013	0.163%		30,000	1,078	0	1,078
General Electric Capital Corp.	BRC	1.000%	12/20/2014	0.338%		50,000	597	(2,557)	3,154
General Electric Capital Corp.	CBK	1.000%	06/20/2013	0.159%		21,100	49	(523)	572
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.163%		17,300	515	0	515

32	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2013

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.163%	$	57,300	$1,848	$0	$1,848
General Electric Capital Corp.	CBK	4.800%	12/20/2013	0.163%		50,000	1,796	0	1,796
General Electric Capital Corp.	CBK	4.875%	12/20/2013	0.163%		46,900	1,712	0	1,712
General Electric Capital Corp.	CBK	3.800%	03/20/2014	0.218%		30,000	1,102	0	1,102
General Electric Capital Corp.	CBK	3.820%	03/20/2014	0.218%		50,000	1,846	0	1,846
General Electric Capital Corp.	CBK	3.850%	03/20/2014	0.218%		25,900	964	0	964
General Electric Capital Corp.	CBK	3.950%	03/20/2014	0.218%		15,000	574	0	574
General Electric Capital Corp.	CBK	4.000%	03/20/2014	0.218%		50,000	1,938	0	1,938
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.299%		50,000	3,595	1,187	2,408
General Electric Capital Corp.	CBK	1.000%	12/20/2014	0.338%		25,000	298	(1,123)	1,421
General Electric Capital Corp.	CBK	1.000%	09/20/2015	0.474%		25,000	336	(876)	1,212
General Electric Capital Corp.	CBK	1.000%	03/20/2016	0.597%		25,000	307	(190)	497
General Electric Capital Corp.	DUB	5.000%	06/20/2013	0.159%		55,000	713	1,269	(556)
General Electric Capital Corp.	DUB	5.000%	09/20/2013	0.159%		30,000	760	634	126
General Electric Capital Corp.	DUB	4.300%	12/20/2013	0.163%		24,700	792	0	792
General Electric Capital Corp.	DUB	4.800%	12/20/2013	0.163%		20,000	719	0	719
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.163%		34,100	1,251	0	1,251
General Electric Capital Corp.	DUB	4.000%	03/20/2014	0.218%		10,000	388	0	388
General Electric Capital Corp.	DUB	4.050%	03/20/2014	0.218%		25,000	982	0	982
General Electric Capital Corp.	DUB	5.000%	06/20/2014	0.243%		29,800	1,811	1,011	800
General Electric Capital Corp.	DUB	1.000%	09/20/2015	0.474%		110,000	1,476	(4,219)	5,695
General Electric Capital Corp.	DUB	1.000%	12/20/2015	0.542%		50,000	643	(1,411)	2,054
General Electric Capital Corp.	DUB	1.000%	03/20/2016	0.597%		2,600	32	(210)	242
General Electric Capital Corp.	FBF	1.000%	06/20/2013	0.159%		350	1	1	0
General Electric Capital Corp.	GST	1.280%	06/20/2013	0.163%		10,000	30	0	30
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.211%		10,000	82	(263)	345
General Electric Capital Corp.	JPM	1.000%	12/20/2014	0.338%		75,000	896	(3,867)	4,763
General Electric Capital Corp.	JPM	1.000%	09/20/2015	0.474%		15,000	201	(526)	727
General Electric Capital Corp.	JPM	0.280%	03/20/2016	0.613%		10,000	(98)	0	(98)
General Electric Capital Corp.	MYC	1.000%	09/20/2013	0.159%		65,000	291	349	(58)
General Electric Capital Corp.	MYC	1.000%	12/20/2014	0.338%		50,000	597	(2,368)	2,965
General Electric Capital Corp.	MYC	1.000%	09/20/2015	0.474%		85,000	1,141	(3,104)	4,245
General Electric Capital Corp.	MYC	1.000%	06/20/2016	0.645%		38,800	455	(179)	634
General Electric Capital Corp.	MYC	1.000%	06/20/2018	1.031%		6,700	(10)	(676)	666
General Electric Capital Corp.	UAG	1.000%	12/20/2014	0.338%		65,000	776	(3,362)	4,138
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2013	0.256%		6,600	27	(22)	49
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2014	0.441%		11,200	98	(181)	279
Goldman Sachs Group, Inc.	UAG	1.000%	06/20/2013	0.256%		10,000	21	(188)	209
Indonesia Government International Bond	BOA	1.000%	09/20/2015	0.832%		15,000	70	(435)	505
Indonesia Government International Bond	BOA	1.000%	12/20/2015	0.888%		50,000	178	(660)	838
Indonesia Government International Bond	BPS	1.000%	09/20/2015	0.832%		35,000	166	(951)	1,117
Indonesia Government International Bond	BPS	1.000%	03/20/2016	0.935%		10,000	25	(149)	174
Indonesia Government International Bond	BRC	1.000%	09/20/2015	0.832%		45,000	213	(1,437)	1,650
Indonesia Government International Bond	BRC	1.000%	12/20/2015	0.888%		60,000	215	(891)	1,106
Indonesia Government International Bond	BRC	1.000%	03/20/2016	0.935%		10,000	25	(149)	174
Indonesia Government International Bond	CBK	1.000%	09/20/2015	0.832%		12,100	57	(274)	331
Indonesia Government International Bond	CBK	1.000%	12/20/2015	0.888%		15,000	54	(218)	272

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	33

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond	CBK	1.000%	06/20/2016	0.975%	$	5,000	$7	$(95)	$102
Indonesia Government International Bond	DUB	1.000%	09/20/2015	0.832%		25,000	118	(619)	737
Indonesia Government International Bond	DUB	1.000%	12/20/2015	0.888%		15,000	54	(211)	265
Indonesia Government International Bond	FBF	1.000%	09/20/2015	0.832%		10,000	47	(218)	265
Indonesia Government International Bond	FBF	1.000%	12/20/2015	0.888%		20,000	72	(318)	390
Indonesia Government International Bond	FBF	1.000%	03/20/2016	0.935%		21,900	53	(496)	549
Indonesia Government International Bond	GST	1.000%	09/20/2015	0.832%		10,000	47	(333)	380
Indonesia Government International Bond	HUS	1.000%	09/20/2015	0.832%		25,000	118	(792)	910
Indonesia Government International Bond	HUS	1.000%	03/20/2016	0.935%		25,000	61	(566)	627
Indonesia Government International Bond	HUS	1.000%	09/20/2016	1.069%		2,000	(4)	(39)	35
Indonesia Government International Bond	JPM	1.000%	09/20/2015	0.832%		35,000	165	(814)	979
Indonesia Government International Bond	JPM	1.000%	12/20/2015	0.888%		8,700	32	(138)	170
Indonesia Government International Bond	JPM	1.000%	03/20/2016	0.935%		10,000	24	(178)	202
Indonesia Government International Bond	JPM	1.000%	06/20/2016	0.975%		2,500	4	(46)	50
Indonesia Government International Bond	JPM	1.000%	09/20/2016	1.069%		5,000	(10)	(79)	69
Indonesia Government International Bond	MYC	1.000%	09/20/2015	0.832%		25,000	118	(623)	741
Indonesia Government International Bond	MYC	1.000%	12/20/2015	0.888%		30,000	107	(449)	556
Indonesia Government International Bond	MYC	1.000%	03/20/2016	0.935%		20,000	49	(342)	391
Indonesia Government International Bond	RYL	1.000%	09/20/2015	0.832%		65,000	307	(1,465)	1,772
Indonesia Government International Bond	RYL	1.000%	03/20/2016	0.935%		46,900	114	(1,041)	1,155
Indonesia Government International Bond	RYL	1.000%	09/20/2016	1.069%		13,700	(26)	(216)	190
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.069%		13,600	(26)	(215)	189
Italy Government International Bond	BOA	1.000%	03/20/2018	2.954%		44,700	(3,888)	(3,100)	(788)
Italy Government International Bond	BRC	1.000%	09/20/2017	2.836%		50,000	(3,703)	(6,215)	2,512
Italy Government International Bond	BRC	1.000%	03/20/2018	2.954%		51,200	(4,453)	(3,435)	(1,018)
Italy Government International Bond	CBK	1.000%	03/20/2018	2.954%		24,500	(2,131)	(1,662)	(469)
Italy Government International Bond	DUB	1.000%	03/20/2018	2.954%		103,700	(9,019)	(9,187)	168
Italy Government International Bond	FBF	1.000%	03/20/2018	2.954%		17,600	(1,531)	(1,130)	(401)

34	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2013

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Italy Government International Bond	GST	1.000%	09/20/2017	2.836%	$	25,000	$(1,852)	$(3,409)	$1,557
Italy Government International Bond	GST	1.000%	03/20/2018	2.954%		80,700	(7,019)	(6,530)	(489)
Italy Government International Bond	HUS	1.000%	03/20/2018	2.954%		146,900	(12,777)	(12,211)	(566)
Italy Government International Bond	MYC	1.000%	09/20/2017	2.836%		25,000	(1,851)	(3,390)	1,539
Italy Government International Bond	MYC	1.000%	03/20/2018	2.954%		34,200	(2,975)	(2,225)	(750)
Japan Government International Bond	BOA	1.000%	06/20/2015	0.361%		46,700	683	443	240
Japan Government International Bond	BOA	1.000%	09/20/2015	0.399%		125,000	1,909	2,043	(134)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.430%		40,300	640	727	(87)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.456%		30,400	502	437	65
Japan Government International Bond	BOA	1.000%	06/20/2016	0.477%		3,300	56	36	20
Japan Government International Bond	BOA	1.000%	03/20/2017	0.574%		172,300	2,931	(2,339)	5,270
Japan Government International Bond	BPS	1.000%	03/20/2016	0.456%		9,900	163	72	91
Japan Government International Bond	BPS	1.000%	06/20/2016	0.477%		25,000	429	261	168
Japan Government International Bond	DUB	1.000%	12/20/2015	0.430%		41,700	662	786	(124)
Japan Government International Bond	GST	1.000%	06/20/2015	0.361%		41,900	613	49	564
Japan Government International Bond	GST	1.000%	09/20/2015	0.399%		50,000	764	806	(42)
Japan Government International Bond	GST	1.000%	12/20/2015	0.430%		30,200	480	568	(88)
Japan Government International Bond	GST	1.000%	06/20/2016	0.477%		75,000	1,286	486	800
Japan Government International Bond	GST	1.000%	03/20/2017	0.574%		72,700	1,219	(1,054)	2,273
Japan Government International Bond	HUS	1.000%	03/20/2017	0.574%		3,600	60	(59)	119
Japan Government International Bond	JPM	1.000%	09/20/2015	0.399%		75,000	1,145	1,220	(75)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.456%		53,800	889	446	443
Japan Government International Bond	MYC	1.000%	06/20/2015	0.361%		25,000	366	82	284
Japan Government International Bond	MYC	1.000%	12/20/2015	0.430%		5,000	79	90	(11)
Japan Government International Bond	MYC	1.000%	03/20/2016	0.456%		8,600	142	61	81
Japan Government International Bond	MYC	1.000%	06/20/2016	0.477%		48,700	835	62	773
Japan Government International Bond	MYC	1.000%	03/20/2017	0.574%		54,100	907	(714)	1,621
Japan Government International Bond	RYL	1.000%	06/20/2015	0.361%		30,100	440	246	194

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	35

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	RYL	1.000%	12/20/2015	0.430%	$	50,000	$795	$930	$(135)
Japan Government International Bond	RYL	1.000%	03/20/2016	0.456%		2,800	46	27	19
Japan Government International Bond	RYL	1.000%	06/20/2016	0.477%		25,000	429	168	261
Japan Government International Bond	RYL	1.000%	12/20/2016	0.546%		20,000	337	(384)	721
Japan Government International Bond	UAG	1.000%	06/20/2015	0.361%		35,000	512	463	49
Lloyds TSB Bank PLC	DUB	1.000%	06/20/2013	0.647%	EUR	3,900	6	(59)	65
MetLife, Inc.	BOA	1.000%	09/20/2013	0.124%	$	26,500	123	(1,434)	1,557
MetLife, Inc.	BOA	1.000%	12/20/2014	0.386%		9,100	101	(125)	226
MetLife, Inc.	BOA	1.000%	09/20/2015	0.559%		25,000	278	(1,584)	1,862
MetLife, Inc.	BOA	1.000%	03/20/2016	0.683%		46,200	442	(707)	1,149
MetLife, Inc.	BOA	1.000%	06/20/2016	0.731%		25,000	220	(414)	634
MetLife, Inc.	BOA	1.000%	12/20/2017	1.109%		18,000	(95)	(744)	649
MetLife, Inc.	BOA	1.000%	09/20/2020	1.489%		10,000	(345)	(1,146)	801
MetLife, Inc.	CBK	1.000%	12/20/2014	0.386%		10,800	120	(272)	392
MetLife, Inc.	CBK	1.000%	06/20/2016	0.731%		20,000	176	(475)	651
MetLife, Inc.	DUB	1.000%	03/20/2016	0.683%		17,000	162	(404)	566
MetLife, Inc.	FBF	1.000%	09/20/2013	0.124%		20,000	92	(919)	1,011
MetLife, Inc.	FBF	1.000%	12/20/2014	0.386%		13,900	154	(271)	425
MetLife, Inc.	GST	1.000%	03/20/2015	0.436%		25,000	287	(1,561)	1,848
MetLife, Inc.	GST	1.000%	12/20/2015	0.626%		27,000	279	(1,638)	1,917
MetLife, Inc.	GST	1.000%	03/20/2016	0.683%		25,000	239	(622)	861
MetLife, Inc.	GST	1.000%	12/20/2017	1.109%		35,900	(189)	(1,446)	1,257
MetLife, Inc.	JPM	1.000%	09/20/2015	0.559%		25,000	278	(1,694)	1,972
MetLife, Inc.	JPM	1.000%	12/20/2015	0.626%		23,000	238	(1,415)	1,653
MetLife, Inc.	JPM	1.000%	03/20/2016	0.683%		15,000	144	(463)	607
MetLife, Inc.	SOG	1.000%	09/20/2013	0.124%		21,400	100	(1,004)	1,104
MetLife, Inc.	UAG	1.000%	09/20/2013	0.124%		10,000	46	(490)	536
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.519%		19,800	242	(280)	522
Mexico Government International Bond	BOA	1.000%	09/20/2017	0.838%		25,000	185	(358)	543
Mexico Government International Bond	BOA	1.000%	03/20/2018	0.932%		100	0	0	0
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.263%		4,200	(82)	(182)	100
Mexico Government International Bond	BPS	1.000%	03/20/2017	0.748%		25,000	254	(311)	565
Mexico Government International Bond	BPS	1.000%	06/20/2017	0.782%		13,300	125	(81)	206
Mexico Government International Bond	BPS	1.000%	09/20/2017	0.838%		19,500	143	(280)	423
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.448%		42,400	477	(916)	1,393
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.519%		61,000	747	(635)	1,382
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.558%		50,000	616	(124)	740
Mexico Government International Bond	BRC	1.000%	03/20/2016	0.591%		1,400	17	(12)	29
Mexico Government International Bond	BRC	1.000%	12/20/2016	0.711%		23,500	257	(830)	1,087

36	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2013

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	BRC	1.000%	03/20/2017	0.748%	$	10,000	$102	$(135)	$237
Mexico Government International Bond	BRC	1.000%	06/20/2017	0.782%		14,200	133	(190)	323
Mexico Government International Bond	BRC	1.000%	09/20/2017	0.838%		5,000	37	(112)	149
Mexico Government International Bond	BRC	1.000%	03/20/2020	1.187%		10,000	(123)	(157)	34
Mexico Government International Bond	BRC	1.000%	09/20/2021	1.293%		25,000	(568)	(1,986)	1,418
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.519%		91,800	1,123	(808)	1,931
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.591%		232,600	2,892	(2,150)	5,042
Mexico Government International Bond	CBK	1.000%	06/20/2016	0.618%		50,000	626	(48)	674
Mexico Government International Bond	CBK	1.000%	09/20/2016	0.668%		25,000	294	(707)	1,001
Mexico Government International Bond	CBK	1.000%	12/20/2016	0.711%		25,000	273	(871)	1,144
Mexico Government International Bond	CBK	1.000%	03/20/2021	1.263%		22,700	(439)	(964)	525
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.519%		9,400	115	(118)	233
Mexico Government International Bond	DUB	1.000%	12/20/2015	0.558%		50,000	616	(456)	1,072
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.591%		143,200	1,780	(1,131)	2,911
Mexico Government International Bond	DUB	1.000%	12/20/2016	0.711%		25,000	273	(871)	1,144
Mexico Government International Bond	DUB	1.000%	03/20/2017	0.748%		15,000	153	(165)	318
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.782%		1,575	15	(52)	67
Mexico Government International Bond	DUB	1.000%	09/20/2017	0.838%		46,700	344	(762)	1,106
Mexico Government International Bond	DUB	1.000%	03/20/2018	0.932%		1,000	4	3	1
Mexico Government International Bond	DUB	1.000%	03/20/2020	1.187%		8,200	(101)	(124)	23
Mexico Government International Bond	DUB	1.000%	03/20/2021	1.263%		50,000	(967)	(1,774)	807
Mexico Government International Bond	FBF	1.000%	09/20/2015	0.519%		25,000	306	(217)	523
Mexico Government International Bond	FBF	1.000%	06/20/2017	0.782%		6,500	61	(48)	109
Mexico Government International Bond	GST	1.000%	09/20/2016	0.668%		54,400	638	(485)	1,123
Mexico Government International Bond	GST	1.000%	03/20/2017	0.748%		50,000	508	(634)	1,142
Mexico Government International Bond	GST	1.000%	06/20/2017	0.782%		3,300	31	(108)	139
Mexico Government International Bond	GST	1.000%	09/20/2017	0.838%		10,000	73	(143)	216
Mexico Government International Bond	GST	1.000%	03/20/2018	0.932%		25,000	88	(30)	118

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	37

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	HUS	1.000%	03/20/2015	0.448%	$	22,300	$251	$(471)	$722
Mexico Government International Bond	HUS	1.000%	12/20/2015	0.558%		50,000	616	(480)	1,096
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.591%		10,000	124	(44)	168
Mexico Government International Bond	HUS	1.000%	06/20/2017	0.782%		11,700	110	(264)	374
Mexico Government International Bond	HUS	1.000%	09/20/2017	0.838%		48,500	358	(808)	1,166
Mexico Government International Bond	HUS	1.000%	03/20/2018	0.932%		21,000	74	(31)	105
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.263%		27,000	(522)	(1,271)	749
Mexico Government International Bond	HUS	1.000%	09/20/2022	1.344%		10,000	(291)	(465)	174
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.591%		6,950	70	0	70
Mexico Government International Bond	JPM	1.000%	09/20/2016	0.668%		10,000	118	(46)	164
Mexico Government International Bond	JPM	1.000%	12/20/2016	0.711%		25,000	273	(889)	1,162
Mexico Government International Bond	JPM	1.000%	06/20/2017	0.782%		400	4	(13)	17
Mexico Government International Bond	JPM	1.000%	09/20/2017	0.838%		25,000	185	(332)	517
Mexico Government International Bond	MYC	1.000%	12/20/2015	0.558%		25,000	309	(356)	665
Mexico Government International Bond	MYC	1.000%	09/20/2016	0.668%		63,900	749	(506)	1,255
Mexico Government International Bond	MYC	1.000%	03/20/2017	0.748%		5,000	51	(55)	106
Mexico Government International Bond	MYC	1.000%	06/20/2017	0.782%		10,600	100	(356)	456
Mexico Government International Bond	MYC	1.000%	09/20/2017	0.838%		25,000	185	(332)	517
Mexico Government International Bond	MYC	1.000%	03/20/2018	0.932%		24,700	87	(48)	135
Mexico Government International Bond	RYL	1.000%	03/20/2015	0.448%		25,000	281	(529)	810
Mexico Government International Bond	RYL	1.000%	09/20/2016	0.668%		5,000	59	(139)	198
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.519%		19,100	234	(270)	504
Mexico Government International Bond	UAG	1.000%	09/20/2016	0.668%		17,900	209	(79)	288
Mexico Government International Bond	UAG	1.000%	09/20/2017	0.838%		10,000	74	(135)	209
Morgan Stanley	BRC	1.000%	09/20/2014	0.488%		100	1	(3)	4
Morgan Stanley	DUB	1.000%	06/20/2013	0.238%		23,000	49	(697)	746
Morgan Stanley	FBF	1.000%	06/20/2013	0.238%		48,700	104	(1,235)	1,339
Morgan Stanley	GST	1.000%	06/20/2013	0.238%		23,000	49	(755)	804
National Australia Bank Ltd.	DUB	1.000%	03/20/2016	0.474%		6,100	95	85	10
NRG Energy, Inc.	GST	5.000%	06/20/2017	2.947%		200	17	(20)	37
Panasonic Corp.	GST	1.000%	12/20/2017	1.429%	JPY	40,000	(7)	(44)	37
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	0.358%	$	10,000	710	(179)	889
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	0.739%		10,000	77	(114)	191

38	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2013

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Prudential Financial, Inc.	BOA	1.000%	03/20/2018	1.219%	$	15,000	$(172)	$(424)	$252
Prudential Financial, Inc.	CBK	5.000%	09/20/2014	0.358%		5,000	354	(90)	444
Prudential Financial, Inc.	GST	1.000%	03/20/2016	0.739%		20,000	155	(382)	537
Prudential Financial, Inc.	GST	1.000%	12/20/2017	1.169%		10,000	(85)	(950)	865
Prudential Financial, Inc.	GST	1.000%	03/20/2018	1.219%		15,000	(172)	(482)	310
Qatar Government International Bond	CBK	1.000%	03/20/2016	0.360%		3,000	58	(20)	78
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.360%		11,000	214	(5)	219
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.360%		6,000	117	(34)	151
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.360%		12,000	234	(21)	255
Qatar Government International Bond	RYL	1.000%	03/20/2016	0.360%		6,000	117	(6)	123
Republic of Germany	UAG	0.250%	09/20/2016	0.240%		13,100	1	(323)	324
South Africa Government International Bond	BRC	1.000%	12/20/2015	1.153%		25,000	(97)	(184)	87
South Africa Government International Bond	DUB	1.000%	12/20/2015	1.153%		25,000	(97)	(184)	87
South Africa Government International Bond	JPM	1.000%	06/20/2017	1.544%		27,180	(596)	(945)	349
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	1.760%	JPY	282,000	(4)	(699)	695
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	1.760%		571,000	(22)	(1,233)	1,211
U.S. Treasury Notes	BPS	0.250%	03/20/2015	0.210%	EUR	45,000	18	(219)	237
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.255%		25,000	(34)	(495)	461
U.S. Treasury Notes	BRC	0.250%	03/20/2015	0.210%		104,000	42	(1,467)	1,509
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.210%		25,000	10	(344)	354
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.213%		50,000	19	(526)	545
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.221%		50,000	7	(689)	696
U.S. Treasury Notes	DUB	0.250%	06/20/2016	0.238%		50,000	(28)	(951)	923
U.S. Treasury Notes	DUB	0.250%	09/20/2016	0.255%		50,000	(68)	(931)	863
U.S. Treasury Notes	FBF	0.250%	03/20/2016	0.233%		173,500	(56)	(2,143)	2,087
U.S. Treasury Notes	HUS	0.250%	03/20/2016	0.233%		100,000	(32)	(1,239)	1,207
U.S. Treasury Notes	HUS	0.250%	09/20/2016	0.255%		50,000	(69)	(1,084)	1,015
U.S. Treasury Notes	RYL	0.250%	03/20/2016	0.233%		62,000	(20)	(752)	732
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.238%		25,000	(14)	(429)	415
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.213%		25,000	10	(221)	231
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.221%		50,000	7	(689)	696
U.S. Treasury Notes	SOG	0.250%	09/20/2016	0.255%		50,000	(68)	(1,095)	1,027
U.S. Treasury Notes	UAG	0.250%	03/20/2016	0.233%		35,500	(11)	(408)	397
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.238%		125,000	(70)	(2,169)	2,099
U.S. Treasury Notes	UAG	0.250%	09/20/2016	0.255%		175,700	(241)	(2,371)	2,130
UBS AG	JPM	1.000%	06/20/2013	0.333%		4,000	9	3	6
United Kingdom Gilt	BOA	1.000%	03/20/2016	0.279%	$	44,500	987	566	421
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.294%		40,300	945	500	445
United Kingdom Gilt	BOA	1.000%	09/20/2016	0.317%		30,000	729	369	360
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.207%		70,000	1,162	463	699
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.294%		50,000	1,172	1,134	38
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.217%		47,400	871	362	509
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.279%		62,500	1,386	823	563
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.294%		63,700	1,494	791	703
United Kingdom Gilt	CBK	1.000%	09/20/2016	0.317%		12,500	304	102	202
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.279%		67,500	1,497	908	589
United Kingdom Gilt	DUB	1.000%	06/20/2016	0.294%		38,100	893	659	234

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	39

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.217%	$	50,000	$919	$538	$381
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.279%		9,000	200	174	26
United Kingdom Gilt	GST	1.000%	03/20/2015	0.207%		37,200	617	133	484
United Kingdom Gilt	GST	1.000%	03/20/2016	0.279%		207,700	4,607	3,181	1,426
United Kingdom Gilt	GST	1.000%	12/20/2016	0.336%		22,100	557	44	513
United Kingdom Gilt	MYC	0.250%	03/20/2015	0.207%		30,000	43	(339)	382
United Kingdom Gilt	MYC	1.000%	03/20/2015	0.207%		200,000	3,320	1,757	1,563
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.294%		23,100	542	400	142
United Kingdom Gilt	MYC	1.000%	12/20/2016	0.336%		47,500	1,196	47	1,149
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.207%		72,700	1,207	160	1,047
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.217%		19,200	353	202	151
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.294%		127,200	2,982	2,201	781
United Kingdom Gilt	UAG	1.000%	06/20/2015	0.217%		100,000	1,837	1,202	635
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.263%		37,300	780	858	(78)
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.294%		45,800	1,073	792	281
United Kingdom Gilt	UAG	1.000%	09/20/2016	0.317%		10,200	248	50	198
Venezuela Government International Bond	BPS	5.000%	03/20/2015	6.748%		10,000	(303)	(112)	(191)
Verizon Communications, Inc.	BRC	1.000%	06/20/2013	0.104%		14,205	35	105	(70)
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.104%		10,900	27	97	(70)
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.104%		15,000	37	75	(38)
Wells Fargo & Co.	FBF	1.000%	09/20/2013	0.100%		1,500	7	(4)	11

							$107,425	$(187,663)	$295,088

Credit Default Swaps on Credit Indices - Sell Protection (3)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$	75,200	$2,309	$8,835	$(6,526)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014		99,900	3,067	11,676	(8,609)
CDX.EM-12 5-Year Index	GST	5.000%	12/20/2014		24,300	746	2,892	(2,146)
CDX.EM-12 5-Year Index	HUS	5.000%	12/20/2014		25,000	768	2,900	(2,132)
CDX.EM-12 5-Year Index	JPM	5.000%	12/20/2014		25,000	768	2,838	(2,070)
CDX.EM-12 5-Year Index	MYC	5.000%	12/20/2014		25,000	768	2,963	(2,195)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014		50,000	1,535	4,975	(3,440)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		494,500	22,277	60,593	(38,316)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		491,800	22,156	61,681	(39,525)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		32,400	1,459	4,200	(2,741)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		50,700	2,284	6,337	(4,053)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		934,300	42,091	115,625	(73,534)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		68,100	3,068	7,866	(4,798)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		153,200	6,902	16,939	(10,037)
CDX.IG-9 10-Year Index 30-100%	GST	0.508%	12/20/2017		241,125	3,731	0	3,731
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		62,017	1,075	0	1,075
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017		144,675	2,255	0	2,255
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		130,979	2,302	0	2,302
CDX.IG-10 5-Year Index 30-100%	BOA	0.461%	06/20/2013		241,125	294	0	294
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		132,136	185	0	185
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013		163,579	200	0	200
CMBX.NA.AAA.2 Index	BOA	0.070%	03/15/2049		390	(9)	(16)	7
CMBX.NA.AAA.2 Index	FBF	0.070%	03/15/2049		17,642	(393)	(728)	335
CMBX.NA.AAA.2 Index	MYC	0.070%	03/15/2049		4,996	(112)	(219)	107
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049		87,600	(2,758)	(4,779)	2,021
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049		158,853	(5,002)	(9,430)	4,428

40	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2013

Credit Default Swaps on Credit Indices - Sell Protection (3) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.3 Index	FBF	0.080%	12/13/2049	$	10,000	$(315)	$(536)	$221
CMBX.NA.AAA.3 Index	GST	0.080%	12/13/2049		42,500	(1,338)	(2,530)	1,192
CMBX.NA.AAA.3 Index	JPM	0.080%	12/13/2049		33,350	(1,050)	(2,021)	971
CMBX.NA.AAA.3 Index	MYC	0.080%	12/13/2049		36,900	(1,162)	(2,214)	1,052
CMBX.NA.AAA.3 Index	RYL	0.080%	12/13/2049		5,000	(157)	(178)	21
CMBX.NA.AAA.3 Index	UAG	0.080%	12/13/2049		11,850	(373)	(726)	353
CMBX.NA.AAA.4 Index	CBK	0.350%	02/17/2051		43,900	(1,286)	(2,428)	1,142
CMBX.NA.AAA.4 Index	DUB	0.350%	02/17/2051		14,300	(419)	(983)	564
CMBX.NA.AAA.4 Index	FBF	0.350%	02/17/2051		51,000	(1,494)	(3,300)	1,806
CMBX.NA.AAA.4 Index	GST	0.350%	02/17/2051		20,000	(586)	(1,425)	839
CMBX.NA.AAA.4 Index	JPM	0.350%	02/17/2051		30,000	(878)	(1,062)	184
CMBX.NA.AAA.4 Index	MYC	0.350%	02/17/2051		34,100	(998)	(1,988)	990
CMBX.NA.AAA.4 Index	RYL	0.350%	02/17/2051		4,200	(124)	(284)	160
CMBX.NA.AAA.4 Index	UAG	0.350%	02/17/2051		68,000	(1,991)	(2,682)	691
CMBX.NA.AAA.5 Index	FBF	0.350%	02/15/2051		6,098	(201)	(370)	169
CMBX.NA.AAA.5 Index	JPM	0.350%	02/15/2051		10,097	(331)	(618)	287
MCDX-14 5-Year Index	GST	1.000%	06/20/2015		100,000	738	(4,866)	5,604
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015		28,100	187	(1,092)	1,279
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		25,000	167	(980)	1,147
MCDX-15 5-Year Index	GST	1.000%	12/20/2015		25,000	166	(972)	1,138
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015		21,900	146	(866)	1,012
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020		25,000	(623)	(1,424)	801
MCDX-15 10-Year Index	GST	1.000%	12/20/2020		25,000	(624)	(1,424)	800
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016		25,000	97	(214)	311
MCDX-18 5-Year Index	CBK	1.000%	06/20/2017		50,000	(80)	(1,148)	1,068
MCDX-18 5-Year Index	MYC	1.000%	06/20/2017		25,000	(40)	(554)	514
MCDX-18 10-Year Index	MYC	1.000%	06/20/2022		25,000	(864)	(1,521)	657
MCDX-19 5-Year Index	CBK	1.000%	12/20/2017		85,200	(554)	(2,004)	1,450
MCDX-19 10-Year Index	CBK	1.000%	12/20/2022		184,700	(7,367)	(8,676)	1,309
MCDX-19 10-Year Index	GST	1.000%	12/20/2022		132,320	(5,277)	(6,494)	1,217
MCDX-19 10-Year Index	MYC	1.000%	12/20/2022		56,000	(2,234)	(2,492)	258

						$83,101	$237,076	$(153,975)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	41

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Cross-Currency Swaps
Receive	Pay	Maturity Date (7)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums (Received)	Unrealized Appreciation
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	BRC	AUD	250,000	$	260,850	$705	$(12,262)	$12,967
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	FBF		50,000		52,170	140	(2,453)	2,593

								$845	$(14,715)	$15,560

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,720,079	$3,961	$832	$3,129
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		3,248,200	7,481	530	6,951
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		2,098,700	4,833	852	3,981
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		367,700	181	(214)	395
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		1,119,200	552	(713)	1,265
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		500,000	247	52	195
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		1,020,000	2,213	(210)	2,423
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		8,268,300	17,937	(3,992)	21,929
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		2,009,300	4,359	(1,025)	5,384
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		3,033,000	6,579	(1,781)	8,360
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		3,355,000	7,278	(1,687)	8,965
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		175,000	380	(31)	411
Pay	28-Day MXN-TIIE	4.750%	02/26/2018	BRC		951,000	(551)	(680)	129
Pay	28-Day MXN-TIIE	4.750%	02/26/2018	GLM		875,400	(507)	(638)	131
Pay	28-Day MXN-TIIE	4.750%	02/26/2018	HUS		363,100	(211)	(290)	79
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		770,500	4,112	179	3,933
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		800,000	5,592	555	5,037
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		400,000	2,796	298	2,498
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		743,300	23	(1,255)	1,278
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BRC		277,000	8	(548)	556
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	GLM		573,000	18	(667)	685
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		2,226,300	70	(4,252)	4,322
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		4,752,800	148	(9,820)	9,968
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	UAG		350,000	11	(157)	168
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC		156,000	246	64	182
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	HUS		500,000	787	(38)	825
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BRC		466,000	1,453	(240)	1,693
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		1,098,000	3,424	(416)	3,840

							$73,420	$(25,292)	$98,712

42	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2013

(r)	Written options outstanding as of March 31, 2013:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price		Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note May Futures	$	129.000	04/26/2013	3,975	$1,590	$(138)
Put - CBOT U.S. Treasury 10-Year Note May Futures		130.000	04/26/2013	1,400	446	(121)
Call - CBOT U.S. Treasury 10-Year Note May Futures		132.500	04/26/2013	3,975	1,026	(1,257)
Call - CBOT U.S. Treasury 10-Year Note May Futures		133.000	04/26/2013	1,400	435	(259)

					$3,497	$(1,775)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$	3,725,700	$18,442	$0
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		7,724,000	27,069	(556)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.800%	09/15/2014		10,000,000	59,890	(4,250)
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	1,496,400	2,796	(2,666)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,496,400	3,327	(3,153)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		364,900	705	(650)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		364,900	799	(769)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		375,800	775	(670)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		375,800	775	(792)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	$	2,627,000	18,541	(75)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		4,628,000	35,685	(132)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	1,064,900	2,169	(241)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		877,400	1,784	(199)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		182,700	320	(41)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.300%	04/29/2013	$	612,900	1,670	(92)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		1,000,000	23,000	(7,436)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		1,000,000	23,050	(7,436)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		1,380,500	3,314	(207)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		1,489,500	4,884	(4,559)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	04/02/2013		1,332,400	533	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.150%	04/02/2013		1,332,400	2,498	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	43

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.300%	04/29/2013	$	942,600	$2,591	$(141)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	04/02/2013		1,482,100	520	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.150%	04/02/2013		1,482,100	2,491	0
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.850%	04/29/2013		1,128,300	1,382	(394)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	04/29/2013		1,128,300	790	(435)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	11,500	(3,718)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	04/02/2013		1,097,900	659	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.150%	04/02/2013		1,097,900	1,372	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		2,829,000	20,987	(199)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	11,500	(3,718)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	793,500	4,032	(341)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		394,700	2,013	(170)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	218,500	874	(799)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		218,500	1,464	(671)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		615,500	2,764	(2,251)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		615,500	4,467	(1,891)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,250,000	13,438	(546)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		246,500	2,416	(108)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		693,400	1,387	(2,536)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		693,400	4,368	(2,130)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,280,100	11,126	(8,338)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,280,100	10,432	(7,005)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,146,900	4,841	(4,194)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,146,900	5,321	(3,523)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		100,000	200	(44)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,439,900	7,228	(5,265)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,439,900	10,166	(4,424)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,000,000	11,650	(437)

44	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2013

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013	$	732,700	$5,532	$(94)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		625,800	2,037	(2,288)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		625,800	2,400	(1,923)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,753,500	20,516	(766)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	81,000	619	0

								$415,109	$(92,273)

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	82.000	04/04/2013	$	325,000	$397	$0
Put - OTC USD versus JPY	BOA		83.000	04/04/2013		350,000	788	0
Put - OTC USD versus JPY	CBK		84.000	04/04/2013		200,000	955	0
Put - OTC USD versus JPY	BPS		84.000	04/04/2013		1,064,200	2,518	(2)
Put - OTC USD versus JPY	HUS		84.000	04/04/2013		100,000	237	0
Put - OTC USD versus JPY	BOA		85.000	04/04/2013		300,000	1,055	(1)
Put - OTC USD versus JPY	BPS		87.000	04/04/2013		161,100	322	(2)
Call - OTC USD versus JPY	BOA		95.000	04/04/2013		100,000	1,160	(407)
Call - OTC USD versus JPY	BOA		96.000	04/04/2013		222,700	2,258	(373)

							$9,690	$(785)

Inflation-Capped Options
Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$	1,757,700	$14,866	$(3,065)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		4,179,400	37,277	(7,478)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		483,000	6,231	(915)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020		631,100	4,733	(1,032)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020		486,300	4,766	(902)

							$67,873	$(13,392)

Transactions in written call and put options for the period ended March 31, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$183,764,100	EUR	81,000	$1,405,490
Sales	84,328	169,018,000		10,016,400	510,133
Closing Buys	0	(11,443,100)		(1,114,500)	(38,839)
Expirations	(73,578)	(209,788,700)		(1,114,500)	(1,262,282)
Exercised	0	(53,026,300)		0	(118,333)

Balance at 03/31/2013	10,750	$78,524,000	EUR	7,868,400	$496,169

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	45

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

(s)	Restricted securities as of March 31, 2013:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
American International Group, Inc.	4.500%	12/20/2017	10/04/2010	$58,518	$70,104	0.02%
Citigroup, Inc.	5.365%	03/06/2036	06/29/2012	885	1,076	0.00%
Continental Airlines, Inc.	6.920%	04/02/2013	10/21/2010	26	26	0.00%
Goldman Sachs Group, Inc.	0.727%	08/12/2015	12/01/2009	71,834	63,347	0.02%
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	12/11/2008	80	106	0.00%
SLM Corp.	4.800%	02/13/2014	03/12/2010	9,374	9,675	0.01%

				$140,717	$144,334	0.05%

(t)	Short sales outstanding as of March 31, 2013:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	04/01/2043	$1,273,766	$1,378,452	$(1,380,046)
Ginnie Mae	6.000%	05/01/2043	900	1,018	(1,012)

				$1,379,470	$(1,381,058)

(u)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	3,685,371	$	1,789,135	BRC	$0	$(34,630)	$(34,630)
04/2013		1,030,504		500,950	FBF	0	(9,011)	(9,011)
04/2013		935,547		454,586	HUS	0	(8,384)	(8,384)
04/2013		652,882		316,426	JPM	0	(6,663)	(6,663)
04/2013		1,400,000		683,244	MSC	0	(9,568)	(9,568)
04/2013		1,397,869		682,070	UAG	0	(9,687)	(9,687)
04/2013	CAD	178		175	DUB	0	0	0
04/2013	EUR	185,681		242,835	BRC	4,819	0	4,819
04/2013		2,564,170		3,355,573	CBK	68,690	0	68,690
04/2013		144,690		184,827	DUB	0	(644)	(644)
04/2013		8,460,531		11,098,381	FBF	253,242	0	253,242
04/2013		1,459,437		1,939,409	GLM	68,629	0	68,629
04/2013		592,129		767,004	HUS	7,983	0	7,983
04/2013		665,718		875,638	JPM	22,287	0	22,287
04/2013		103,093		134,243	MSC	2,093	0	2,093
04/2013		8,413		10,928	RBC	144	0	144
04/2013	GBP	1,694,934		2,572,515	BPS	0	(2,852)	(2,852)
04/2013		588,116		891,668	BRC	87	(2,031)	(1,944)
04/2013		148,295		222,869	RYL	0	(2,458)	(2,458)
04/2013	HKD	377,266		48,659	DUB	53	0	53
04/2013	JPY	39,296,399		441,480	BRC	23,989	0	23,989
04/2013		276,494		2,876	JPM	0	(61)	(61)
04/2013		4,805,269		52,961	MSC	1,909	0	1,909
04/2013		67,266,194		754,520	UAG	39,874	0	39,874
04/2013	MXN	4,096,229		323,438	BOA	0	(8,155)	(8,155)
04/2013		2,089,922		166,390	BRC	0	(2,799)	(2,799)
04/2013		3,622,730		281,484	CBK	0	(11,765)	(11,765)
04/2013		6,550,288		514,417	DUB	114	(15,957)	(15,843)
04/2013		5,102,220		379,898	FBF	0	(33,149)	(33,149)
04/2013		7,981,098		616,847	HUS	0	(28,747)	(28,747)
04/2013		10,088,665		787,179	JPM	0	(29,516)	(29,516)
04/2013		1,129,156		89,042	MSC	0	(2,364)	(2,364)

46	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2013

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	MXN	15,432,259	$	1,196,817	UAG	$13	$(52,450)	$(52,437)
04/2013	NZD	26,640		22,466	WST	177	0	177
04/2013	$	208,938	BRL	410,563	BRC	0	(5,764)	(5,764)
04/2013		2,393,325		4,745,083	FBF	0	(45,146)	(45,146)
04/2013		438,485		864,858	MSC	0	(10,496)	(10,496)
04/2013		1,553,870		3,081,670	UAG	0	(28,857)	(28,857)
04/2013		1,299,926	EUR	1,009,651	BOA	0	(5,704)	(5,704)
04/2013		10,873		8,440	BPS	0	(54)	(54)
04/2013		18,412		14,179	BRC	0	(236)	(236)
04/2013		41,011		31,604	CBK	0	(499)	(499)
04/2013		175,960		134,520	DUB	0	(3,525)	(3,525)
04/2013		5,708		4,419	FBF	0	(43)	(43)
04/2013		5,484,693		4,264,769	HUS	0	(17,896)	(17,896)
04/2013		40,358		30,978	JPM	0	(649)	(649)
04/2013		96,109		74,732	MSC	0	(314)	(314)
04/2013		42,869		32,525	RYL	0	(1,177)	(1,177)
04/2013		2,882	GBP	1,904	BPS	11	0	11
04/2013		2,249		1,507	CBK	41	0	41
04/2013		137		92	JPM	3	0	3
04/2013		2,166		1,435	MSC	15	0	15
04/2013		10,838		7,164	RBC	47	0	47
04/2013		133	HKD	1,029	BRC	0	0	0
04/2013		383,009	MXN	4,988,894	BOA	20,864	0	20,864
04/2013		96,097		1,235,712	BRC	3,939	0	3,939
04/2013		145,109		1,886,990	DUB	7,652	0	7,652
04/2013		6,645		85,721	FBF	295	0	295
04/2013		746,021		9,595,538	HUS	30,780	0	30,780
04/2013		312,942		4,014,554	JPM	12,054	0	12,054
04/2013		198,145		2,543,285	MSC	7,746	0	7,746
04/2013		603,405		7,765,319	UAG	25,233	0	25,233
04/2013		102	NZD	123	HUS	1	0	1
04/2013		3,338	ZAR	29,075	HUS	0	(188)	(188)
05/2013	AUD	2,059	$	2,135	BRC	0	(4)	(4)
05/2013		381,301		390,435	DUB	0	(5,698)	(5,698)
05/2013		1,914		1,966	JPM	0	(22)	(22)
05/2013	CHF	132,438		144,333	BRC	4,754	(5)	4,749
05/2013	EUR	1,009,653		1,300,204	BOA	5,735	0	5,735
05/2013		8,433,354		10,781,049	BPS	0	(31,292)	(31,292)
05/2013		13,407		17,235	CBK	46	0	46
05/2013		161,517		207,249	DUB	170	0	170
05/2013		4,252,788		5,470,276	HUS	17,809	0	17,809
05/2013		74,732		96,130	MSC	316	0	316
05/2013	GBP	499,340		758,174	BRC	0	(427)	(427)
05/2013		499,539		758,475	DUB	0	(429)	(429)
05/2013		1,420,165		2,146,212	FBF	0	(11,315)	(11,315)
05/2013	MXN	2,286,121		177,959	BPS	0	(6,112)	(6,112)
05/2013	$	348	GBP	230	RBC	2	0	2
06/2013	BRL	410,563	$	207,387	BRC	5,616	0	5,616
06/2013		4,745,083		2,375,848	FBF	43,887	0	43,887
06/2013		864,858		435,248	MSC	10,215	0	10,215
06/2013		3,081,670		1,542,398	UAG	27,918	0	27,918
06/2013	CAD	30,196		29,367	BRC	0	(305)	(305)
06/2013		2,500,000		2,428,599	CBK	0	(28,034)	(28,034)
06/2013		3,222,737		3,130,801	DUB	0	(36,033)	(36,033)
06/2013		73,559		71,858	HUS	0	(425)	(425)
06/2013		2,039,889		1,993,987	RBC	0	(10,517)	(10,517)
06/2013		1,463,214		1,421,141	RYL	0	(16,691)	(16,691)
06/2013	EUR	111,459		146,719	BPS	3,764	0	3,764
06/2013	MXN	3,098,265		238,944	BOA	0	(10,054)	(10,054)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	47

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
06/2013	MXN	3,092,788	$	240,553	BPS	$0	$(8,005)	$(8,005)
06/2013		873,352		68,007	BRC	0	(2,224)	(2,224)
06/2013		3,509,614		271,639	GLM	0	(10,418)	(10,418)
06/2013		1,973,915		154,098	JPM	0	(4,637)	(4,637)
06/2013	$	297	CAD	302	DUB	0	0	0
06/2013		2,437		2,510	RBC	30	0	30
06/2013		162,767	MXN	2,042,926	BOA	1,316	0	1,316
06/2013		127,551		1,589,922	BRC	148	0	148
06/2013		256,627		3,193,522	DUB	0	(130)	(130)
06/2013		313,057		3,899,192	JPM	118	0	118
06/2013		45,767		574,171	MSC	349	0	349
06/2013		256,518		3,193,522	UAG	0	(21)	(21)
08/2013	CNY	61,799	$	9,781	HUS	0	(51)	(51)
08/2013	EUR	224,400		283,243	BPS	0	(4,701)	(4,701)
08/2013	$	9,915	CNY	61,799	GST	0	(83)	(83)
08/2013		46,600	IDR	462,272,000	BPS	118	0	118
08/2013		13,200		130,970,400	FBF	36	0	36
09/2013	EUR	657,900	$	826,586	BOA	0	(17,772)	(17,772)
09/2013		1,976,200		2,563,527	BRC	27,045	0	27,045
09/2013		794,965		1,015,816	UAG	5,904	(10,401)	(4,497)
11/2013		225,500		283,882	BOA	0	(5,692)	(5,692)
11/2013		324,100		408,172	BRC	0	(8,018)	(8,018)
11/2013		17,711		22,887	FBF	143	0	143
01/2014		21,800		27,520	BPS	0	(502)	(502)
04/2014	CNY	75,000		11,818	HUS	0	(66)	(66)
04/2014		209,365		33,002	UAG	0	(173)	(173)
04/2014	EUR	90,600		114,463	BPS	0	(2,076)	(2,076)
04/2014		70,800		89,728	CBK	0	(1,342)	(1,342)
04/2014	$	10,899	CNY	66,994	JPM	0	(283)	(283)
04/2014		35,423		217,371	RYL	0	(980)	(980)
05/2014	EUR	51,900	$	65,627	BPS	0	(1,177)	(1,177)
05/2014		200,000		253,695	CBK	0	(3,740)	(3,740)
06/2014		129,600		163,883	BPS	0	(2,940)	(2,940)
06/2014		106,300		134,788	FBF	0	(2,043)	(2,043)
07/2014		85,700		108,411	BPS	0	(1,941)	(1,941)
08/2014		61,300		77,581	BPS	0	(1,380)	(1,380)

						$758,223	$(639,598)	$118,625

(v)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$1,462,234	$434,777	$1,897,011
Corporate Bonds & Notes
Banking & Finance	0	42,387,680	185,161	42,572,841
Industrials	0	5,505,305	115,423	5,620,728
Utilities	0	2,562,876	11,011	2,573,887
Municipal Bonds & Notes
Alabama	0	119,311	0	119,311
Arizona	0	11,981	0	11,981
California	0	5,778,988	0	5,778,988
Colorado	0	78,303	0	78,303

48	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2013

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Connecticut	$0	$10,786	$0	$10,786
District of Columbia	0	86,548	0	86,548
Florida	0	96,804	0	96,804
Georgia	0	146,014	0	146,014
Illinois	0	893,466	0	893,466
Indiana	0	76,690	0	76,690
Iowa	0	67,896	0	67,896
Kansas	0	29,265	0	29,265
Louisiana	0	114,803	0	114,803
Massachusetts	0	186,069	0	186,069
Michigan	0	61,371	0	61,371
Mississippi	0	12,144	0	12,144
Missouri	0	703	0	703
Nebraska	0	55,907	0	55,907
Nevada	0	478,862	0	478,862
New Jersey	0	475,378	0	475,378
New Mexico	0	9,480	0	9,480
New York	0	2,902,767	0	2,902,767
North Carolina	0	57,576	0	57,576
Ohio	0	868,856	50,766	919,622
Oregon	0	37,792	0	37,792
Pennsylvania	0	121,542	0	121,542
Rhode Island	0	7,308	0	7,308
South Carolina	0	66,658	0	66,658
Tennessee	0	23,680	0	23,680
Texas	0	552,826	0	552,826
Utah	0	828	0	828
Virginia	0	46,609	0	46,609
Washington	0	332,826	0	332,826
West Virginia	0	140,236	0	140,236
Wisconsin	0	127,108	0	127,108
U.S. Government Agencies	0	91,873,988	41,548	91,915,536
U.S. Treasury Obligations	0	87,206,178	0	87,206,178
Mortgage-Backed Securities	0	17,658,182	370,606	18,028,788
Asset-Backed Securities	0	6,069,433	223,909	6,293,342
Sovereign Issues	0	36,833,837	0	36,833,837
Convertible Preferred Securities
Banking & Finance	186,763	0	0	186,763
Preferred Securities
Banking & Finance	179,609	7,912	0	187,521
Industrials	0	4,271	0	4,271
Short-Term Instruments
Certificates of Deposit	0	1,763,145	0	1,763,145
Commercial Paper	0	1,551,420	0	1,551,420
Repurchase Agreements	0	387,835	0	387,835
Short-Term Notes	0	7,008	0	7,008
Mexico Treasury Bills	0	2,623,886	0	2,623,886
U.S. Treasury Bills	0	2,558	0	2,558
Central Funds Used for Cash Management Purposes	11,196,128	0	0	11,196,128
	$11,562,500	$311,985,129	$1,433,201	$324,980,830

Short Sales, at value	$0	$(1,381,058)	$0	$(1,381,058)

Financial Derivative Instruments - Assets
Credit Contracts	0	360,772	0	360,772
Foreign Exchange Contracts	0	773,783	0	773,783
Interest Rate Contracts	140,872	171,704	0	312,576
	$140,872	$1,306,259	$0	$1,447,131

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	49

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(310,897)	$0	$(310,897)
Foreign Exchange Contracts	0	(640,383)	0	(640,383)
Interest Rate Contracts	(26,309)	(106,789)	(13,392)	(146,490)
	$(26,309)	$(1,058,069)	$(13,392)	$(1,097,770)
Totals	$11,677,063	$310,852,261	$1,419,809	$323,949,133

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Investments, at value
Bank Loan Obligations	$0	$424,713	$(151,606)	$823	$50	$3,002	$157,795	$0	$434,777	$3,002
Corporate Bonds & Notes
Banking & Finance	378,412	9,644	(399)	(278)	(17)	9,580	0	(211,781)	185,161	7,874
Industrials	138,021	0	(14,343)	(312)	(46)	1,069	0	(8,966)	115,423	2,121
Utilities	95	10,713	(14)	(7)	0	224	0	0	11,011	225
Municipal Bonds & Notes
Ohio	70,608	0	(22,100)	303	1,379	576	0	0	50,766	279
U.S. Government Agencies	3,122,410	(3,014,608)	(18,803)	(28)	(10)	1,468	7,532	(56,413)	41,548	(26)
Mortgage- Backed Securities	331,336	20,925	(63,711)	2,235	4,172	22,537	152,032	(98,920)	370,606	10,046
Asset- Backed Securities	408,069	132,139	(262,855)	1,941	(532)	5,741	0	(60,594)	223,909	5,205
Convertible Preferred Securities
Industrials	2,359	0	0	0	0	(2,359)	0	0	0	(2,359)

	$4,451,310	$(2,416,474)	$(533,831)	$4,677	$4,996	$41,838	$317,359	$(436,674)	$1,433,201	$26,367

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(13,550)	$0	$0	$0	$0	$158	$0	$0	$(13,392)	$159

Totals	$4,437,760	$(2,416,474)	$(533,831)	$4,677	$4,996	$41,996	$317,359	$(436,674)	$1,419,809	$26,526

50	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2013

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$77,275	Benchmark Pricing	Base Price	90.25-96.90
	357,502	Third Party Vendor	Broker Quote	100.75-103.25
Corporate Bonds & Notes
Banking & Finance	60,603	Benchmark Pricing	Base Price	101.00-114.50
	124,558	Third Party Vendor	Broker Quote	104.96-110.50
Industrials	9,603	Benchmark Pricing	Base Price	100.73-108.27
	712	Other Valuation Techniques (4)	—	—
	105,108	Third Party Vendor	Broker Quote	104.50-115.63
Utilities	11,011	Third Party Vendor	Broker Quote	98.00-108.39
Municipal Bonds & Notes
Ohio	50,766	Benchmark Pricing	Base Price	93.62
U.S. Government Agencies	25,877	Benchmark Pricing	Base Price	96.15-111.50
	1,983	Other Valuation Techniques (4)	—	—
	13,688	Third Party Vendor	Broker Quote	100.10
Mortgage-Backed Securities	107,658	Benchmark Pricing	Base Price	5.50-113.61
	262,948	Third Party Vendor	Broker Quote	83.75-101.22
Asset-Backed Securities	187,755	Benchmark Pricing	Base Price	95.25-99.81
	36,154	Third Party Vendor	Broker Quote	101.16

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(13,392)	Indicative Market Quotations	Broker Quote	0.16-0.19

Total	$1,419,809

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	51

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

(w)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$360	$0	$0	$0	$360
Unrealized appreciation on foreign currency contracts	0	0	0	758,223	0	758,223
Unrealized appreciation on OTC swap agreements	0	360,075	0	15,560	98,712	474,347

	$0	$360,435	$0	$773,783	$98,712	$1,232,930

Liabilities:
Written options outstanding	$0	$0	$0	$785	$107,440	$108,225
Variation margin payable on financial derivative instruments (2)	0	1,489	0	0	65,526	67,015
Unrealized depreciation on foreign currency contracts	0	0	0	639,598	0	639,598
Unrealized depreciation on OTC swap agreements	0	228,391	0	0	0	228,391

	$0	$229,880	$0	$640,383	$172,966	$1,043,229

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$703,583	$703,583
Net realized gain on written options	0	0	0	3,967	1,234,281	1,238,248
Net realized gain (loss) on swaps	0	277,879	0	(1,285)	578,019	854,613
Net realized gain on foreign currency transactions	0	0	0	918,125	0	918,125

	$0	$277,879	$0	$920,807	$2,515,883	$3,714,569

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$392,608	$392,608
Net change in unrealized appreciation (depreciation) on written options	0	0	0	8,905	(457,124)	(448,219)
Net change in unrealized (depreciation) on swaps	0	(120,883)	0	(2,263)	(668,449)	(791,595)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(130,227)	0	(130,227)

	$0	$(120,883)	$0	$(123,585)	$(732,965)	$(977,433)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $114,563 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(21,558) as reported in the Notes to Schedule of Investments.

52	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2013

(x)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(16,716)	$14,128	$(2,588)
BPS	(53,195)	2,558	(50,637)
BRC	61,485	(67,644)	(6,159)
CBK	30,387	(43,016)	(12,629)
DUB	(44,120)	36,378	(7,742)
FBF	198,514	(242,352)	(43,838)
GLM	41,026	(46,330)	(5,304)
GST	7,018	(10,760)	(3,742)
HUS	44,181	(43,750)	431
JPM	1,333	(1,610)	(277)
MSC	(99)	(31,453)	(31,552)
MYC	25,461	(73,491)	(48,030)
RBC	(10,294)	0	(10,294)
RYL	(24,912)	19,741	(5,171)
SOG	1,973	(2,170)	(197)
UAG	4,120	(4,730)	(610)
WST	177	(270)	(93)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	53

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of the PIMCO Total Return Fund (the “Fund”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and

54	PIMCO TOTAL RETURN FUND

March 31, 2013

unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective April 1, 2012, the Fund began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Fund may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

ANNUAL REPORT	MARCH 31, 2013	55

Notes to Financial Statements (Cont.)

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

56	PIMCO TOTAL RETURN FUND

March 31, 2013

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

ANNUAL REPORT	MARCH 31, 2013	57

Notes to Financial Statements (Cont.)

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers out of Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

58	PIMCO TOTAL RETURN FUND

March 31, 2013

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange.

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For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender

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that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. At March 31, 2013, the Fund had $209,175,731, in outstanding commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make

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loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(c) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral)

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subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments,

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and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Fund.

(a) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized

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gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Fund may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

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Notes to Financial Statements (Cont.)

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event

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for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually

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Notes to Financial Statements (Cont.)

every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of March 31, 2013 for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Fund may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for

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their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Fund trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions,

ANNUAL REPORT	MARCH 31, 2013	69

Notes to Financial Statements (Cont.)

changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular

70	PIMCO TOTAL RETURN FUND

March 31, 2013

counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an

ANNUAL REPORT	MARCH 31, 2013	71

Notes to Financial Statements (Cont.)

orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
0.21%	0.31%	0.21%	0.25%	0.35%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

72	PIMCO TOTAL RETURN FUND

March 31, 2013

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended March 31, 2013, the Distributor received $23,528,041 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares,

ANNUAL REPORT	MARCH 31, 2013	73

Notes to Financial Statements (Cont.)

which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Prior to January 1, 2013, each unaffiliated Trustee received an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Effective January 1, 2013, each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $2,250.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2013, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$5,400,292	$3,581,799

74	PIMCO TOTAL RETURN FUND

March 31, 2013

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended March 31, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2013	Dividend Income	Net Capital Gain Distributions
$8,130,550	$23,250,214	$(31,381,135)	$371	$1	$1	$7,914	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2013	Dividend Income	Net Capital Gain Distributions
$600,009	$49,181,010	$(38,578,600)	$(2,537)	$(3,755)	$11,196,127	$40,510	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax

ANNUAL REPORT	MARCH 31, 2013	75

Notes to Financial Statements (Cont.)

effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,012,667,803	$986,297,982	$207,172,994	$205,471,677

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2013		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,892,108	$55,549,746	4,036,035	$44,329,801
Class P	533,741	6,051,947	498,571	5,468,273
Administrative Class	702,836	7,984,132	702,048	7,711,084
Class D	524,485	5,960,753	474,626	5,209,074
Class A	669,327	7,602,963	732,729	8,040,178
Class B	334	3,786	499	5,470
Class C	242,897	2,762,351	194,171	2,131,889
Class R	101,861	1,156,740	108,092	1,186,335

Issued as reinvestment of distributions
Institutional Class	870,439	9,877,172	462,227	5,067,021
Class P	43,382	492,301	16,493	180,734
Administrative Class	172,300	1,955,056	104,850	1,149,251
Class D	102,349	1,161,306	57,972	635,371
Class A	123,978	1,406,618	72,707	796,811
Class B	1,090	12,363	772	8,453
Class C	41,342	468,914	19,343	211,838
Class R	16,649	188,880	8,200	89,847

Cost of shares redeemed
Institutional Class	(3,390,704)	(38,480,322)	(3,368,647)	(36,931,536)
Class P	(349,951)	(3,960,791)	(373,040)	(4,093,594)
Administrative Class	(795,911)	(9,022,033)	(970,729)	(10,651,299)
Class D	(481,035)	(5,457,189)	(519,382)	(5,692,145)
Class A	(765,863)	(8,682,998)	(781,702)	(8,572,318)
Class B	(8,287)	(93,965)	(19,348)	(212,352)
Class C	(210,148)	(2,384,032)	(237,879)	(2,610,125)
Class R	(86,439)	(981,148)	(72,323)	(793,953)
Net increase resulting from Fund share transactions	2,950,780	$33,572,550	1,146,285	$12,664,108

76	PIMCO TOTAL RETURN FUND

March 31, 2013

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2013, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2013, the components of distributable taxable earnings are as follows (amounts in thousands):

PIMCO Total Return Fund
Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses	Qualified Late-Year Loss Deferral— Capital	Qualified Late-Year Loss Deferral— Ordinary (3)
$1,012,044	$1,338,954	$11,882,888	($1,218,023)	$0	$0	$0
(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)

Specified losses realized during the period November 1, 2012 through March 31, 2013 and Ordinary losses realized during the period January 1, 2013 through March 31, 2013, which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the recently enacted Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2013, the Fund had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO Total Return Fund	$0	$0

ANNUAL REPORT	MARCH 31, 2013	77

Notes to Financial Statements (Cont.)

March 31, 2013

As of March 31, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (4)
PIMCO Total Return Fund	$314,037,168	$12,370,254	($1,426,593)	$10,943,662
(4)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, interest-only basis adjustments and treasury-inflation protected securities deflationary adjustments for federal income tax purposes.

For the fiscal years ended March 31, 2013 and March 31, 2012, respectively, the Fund made the following tax basis distributions (amounts in thousands):

PIMCO Total Return Fund
March 31, 2013			March 31, 2012
Ordinary Income Distributions (5)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions (5)	Long-Term Capital Gain Distributions	Return of Capital
$14,317,674	$2,793,992	$0	$9,003,253	$169,089	$0
(5)	Includes short-term capital gains, if any, distributed.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Fund’s financial statements.

78	PIMCO TOTAL RETURN FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Total Return Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PIMCO Total Return Fund (one series of PIMCO Funds, hereinafter referred to as the “Fund”) at March 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereinafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 23, 2013

ANNUAL REPORT	MARCH 31, 2013	79

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	MEI	Merrill Lynch International
BPS	BNP Paribas S.A.	MSC	Morgan Stanley & Co., Inc.
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	RBC	Royal Bank of Canada
DEU	Deutsche Bank Securities, Inc.	RBS	RBS Securities, Inc.
DUB	Deutsche Bank AG	RDR	RBC Dain Rausher, Inc.
FBF	Credit Suisse International	RYL	Royal Bank of Scotland Group PLC
GLM	Goldman Sachs Bank USA	SOG	Societe Generale
GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
JPM	JPMorgan Chase Bank N.A.	WST	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar
BRL	Brazilian Real	IDR	Indonesian Rupiah
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NZD	New Zealand Dollar
CNY	Chinese Renminbi	USD	United States Dollar
EUR	Euro	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.IG	Credit Derivatives Index - Investment Grade	MCDX	Municipal Bond Credit Derivative Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	PSF	Public School Fund
CR	Custodial Receipts	ST	State
FGIC	Financial Guaranty Insurance Co.	VA	Department of Veterans Affairs
GTD	Guaranteed
MBIA	Municipal Bond Investors Assurance

Other Abbreviations:
ABS	Asset-Backed Security	ETN	Exchange Traded Notes
ADR	American Depositary Receipt	EURIBOR	Euro Interbank Offered Rate
AID	Agency International Development	FDIC	Federal Deposit Insurance Corp.
ALT	Alternate Loan Trust	FSB	Federal Savings Bank
BABs	Build America Bonds	JSC	Joint Stock Company
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	MBS	Mortgage-Backed Security
CBO	Collateralized Bond Obligation	NCUA	National Credit Union Administration
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap
CLO	Collateralized Loan Obligation	REIT	Real Estate Investment Trust
CMO	Collateralized Mortgage Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio

80	PIMCO TOTAL RETURN FUND

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2013) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2013 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2013 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2013 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest -related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2013 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
PIMCO Total Return Fund	0.14%	0.14%	$7,470,534	$3,806,916

For the current year pursuant to IRC Section 852(b)(3)(C)(v), the Fund(s) designates an increase in net capital gain arising from determinations under Section 860(e) relating to prior years.

Name	Net Cap Gain
PIMCO Total Return Fund	$169,088,630

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2014, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2013.

ANNUAL REPORT	MARCH 31, 2013	81

Management of the Trust

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Portfolio’s Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (800) 927-4648 or visit our website at http://pvit.pimco-funds.com.

Name, Year of Birth and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Brent R. Harris* (1959) Chairman of the Board and Trustee	08/1997 to Present	Managing Director and member of Executive Committee, PIMCO.	167	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc.; Director, Applied Natural Gas Fuels, Inc. and member of Board of Governors, Investment Company Institute. Board Member and Owner, Harris Holdings, LLC. Formerly, Chairman and Director, PCM Fund, Inc. Formerly, Chairman and Director, PIMCO Strategic Global Government Fund, Inc.
Douglas M. Hodge* (1957) Trustee	02/2010 to Present	Managing Director; Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.	160	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
E. Philip Cannon (1940) Trustee	05/2000 to Present	Private Investor; Formerly, President, Houston Zoo.	167	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series). Formerly, Director, PCM Fund, Inc.
Vern O. Curtis (1934) Trustee	08/1997 to Present	Private Investor.	167	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Director, PCM Fund, Inc.
J. Michael Hagan (1939) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily to manufacturing companies).	160	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust. Formerly, Director, PCM Fund, Inc.
Ronald C. Parker (1951) Trustee	07/2009 to Present	Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products)	160	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
William J. Popejoy (1938) Trustee	08/1997 to Present	Private Investor.	160	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Formerly, Director, PCM Fund, Inc.

*	Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with PIMCO.
**	Trustees serve until their successors are duly elected and qualified

82	PIMCO TOTAL RETURN FUND

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Brent R. Harris (1959) President	03/2009 to Present	Managing Director and member of Executive Committee, PIMCO.
David C. Flattum (1964) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P. and Partner at Latham & Watkins LLP.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to Present	Managing Director, PIMCO.
William H. Gross (1944) Senior Vice President	08/1997 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.
Mohamed El-Erian (1958) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Co-Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.
Douglas M. Hodge (1957) Senior Vice President	05/2010 to Present	Managing Director; Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.
Kevin M. Broadwater (1964) Vice President - Senior Counsel	05/2012 to Present	Executive Vice President and Attorney, PIMCO.
J. Stephen King (1962) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Associate, Dechert LLP.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Willkie Farr & Gallagher LLP.
Eric D. Johnson (1970) Vice President	05/2011 to Present	Senior Vice President, PIMCO.
Henrik P. Larsen (1970) Vice President	02/1999 to Present	Senior Vice President, PIMCO.
Peter G. Strelow (1970) Vice President	05/2008 to Present	Managing Director, PIMCO.
Greggory S. Wolf (1970) Vice President	05/2011 to Present	Senior Vice President, PIMCO.
John P. Hardaway (1957) Treasurer	08/1997 to Present	Executive Vice President, PIMCO.
Stacie D. Anctil (1969) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO.
Erik C. Brown (1967) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO.
Trent W. Walker (1974) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO.

ANNUAL REPORT	MARCH 31, 2013	83

Privacy Policy

The Funds1,2 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect its rights or property, or upon reasonable request by any investment fund managed by the Adviser in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with its affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Adviser, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on the Funds’ internet websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

84	PIMCO TOTAL RETURN FUND

(Unaudited)

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

1 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

2 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined, policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	MARCH 31, 2013	85

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF3009AR_033113

Your Global Investment Authority

PIMCO Funds

Annual Report

March 31, 2013

Real Return Strategy Funds

PIMCO Real Income 2019 Fund®

PIMCO Real Income 2029 Fund®

PIMCO Real Return Asset Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO CommoditiesPLUS® Short Strategy Fund

PIMCO CommoditiesPLUS® Strategy Fund

PIMCO Inflation Response Multi-Asset Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Over the reporting period, the major Western central banks resorted to an unprecedented commitment to support asset prices and drive down interest rates through various monetary policy measures. As a result, low yields in perceived safe assets1 (such as U.S. Treasuries and German Bunds) encouraged investors to move further out the risk spectrum. The availability of “easy money” and asset purchases, derived from central bank quantitative easing policies and near-zero interest rates, helped to inflate most risk assets by encouraging greater risk taking as investors searched for higher returns and yields. Equity indices in the U.S. rallied and reached new highs, while yields on U.S. Treasuries and most developed market sovereign bonds remained low. Signs of an improving U.S. housing market and positive U.S. economic data also contributed to increased investor risk appetite, despite a period marked by ongoing geopolitical uncertainty and growing concerns about global economic growth. In particular, the unresolved banking crisis in Cyprus (and potentially more broadly across peripheral European countries), the continuing social unrest in the Middle East, and the unsettling situation with North Korea kept investors on edge.

The Federal Reserve (“Fed”) initiated a third round of quantitative easing, or QE3, expanding the Fed’s purchases beyond U.S. Treasuries to Agency mortgage-backed securities. In addition, the Fed announced that it would tie forward policy guidance to unemployment and inflation targets as well as maintain its $85 billion monthly asset purchase program. The U.S. Congress largely averted going over the fiscal cliff at year-end by passing the American Taxpayers Relief Act, but set the stage for potential fiscal uncertainty into 2013 due to its failure to reach a deal on the sequestration.

Within Europe, the imperfect rescue of the Cypriot financial system set new precedents on the eurozone’s four year old debt crisis, by forcing losses on uninsured Cypriot bank depositors and undermining public confidence in financial institutions. In mid-December 2012, Standard & Poor’s upgraded Greece’s sovereign debt rating from selective default to B-/B (the highest debt rating Greece has received since June 2011) due to the country’s debt buyback (financed by its European partners) and confidence that other eurozone members were committed to keeping Greece within the union. Furthermore, the European Central Bank (“ECB”) and other major European central banks reiterated their commitment to keep interest rates low for as long as necessary to help facilitate implementation of structural economic reforms in the region.

Included below are highlights of the financial markets during our twelve-month reporting period:

■

U.S. Treasury yields ended the period lower, with prices on these securities therefore higher. The yield on the benchmark ten-year U.S. Treasury note was 1.85%, or 0.36% lower than on March 31, 2012, but above its record low of 1.39% in July 2012. The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the ECB maintained its main policy rate at 0.75% during the reporting period, but lowered the rate to 0.50% in early May. The Bank of Japan announced an expanded monetary stimulus policy that includes plans for direct purchases of Japanese government bonds. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.77% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 5.68%, as represented by the Barclays U.S. TIPS Index, outperforming nominal U.S. Treasuries. Lower real yields, which declined across the maturity spectrum on the back of continued policy action by the Fed, drove the majority of U.S. TIPS returns. Breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) widened as the market priced in higher longer-term inflation given the Fed’s expanded scope of accommodative monetary policies. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.03%.

[1]	All investments contain risk and may lose value.

2	PIMCO REAL RETURN STRATEGY FUNDS

■

Agency mortgage-backed securities (“MBS”) underperformed like-duration U.S. Treasuries generally due to positive economic data in the U.S. and investor concern that the Fed might curtail its purchases of Agency MBS sooner than anticipated. While the mortgage sector as a whole underperformed, volatility in relative valuations between coupons remained as higher coupons benefited from positive supply technicals (or ongoing demand but no new issuance) and demand for lower duration assets. Non-Agency MBS, however, outperformed U.S. Treasuries amid investor appetite for higher yielding assets, limited new issue supply, and growing optimism regarding the recovery in the U.S. housing market. Commercial MBS (“CMBS”) also outperformed U.S. Treasuries, with lower credit quality securities exhibiting the strongest performance.

■

The investment grade and high yield corporate bond sectors outperformed like-duration U.S. Treasuries, driven by improving U.S. corporate growth prospects and investors’ search for yield. The financial sector, in particular, outperformed due to generally strong earnings and continued strengthening in corporate balance sheets.

■

Municipal bonds, both tax-exempt and taxable Build America Bonds, posted positive absolute returns as yields moved lower across the municipal yield curve. Select lower quality municipal sectors outperformed higher quality sectors as investors looked for yield by extending out the yield curve and down the credit spectrum.

■

Emerging market (“EM”) fixed income assets outperformed U.S. Treasuries as improved risk sentiment and global central bank quantitative easing policies reduced credit spreads and drove interest rates lower, fueling gains in both external and local EM bonds.

■

U.S. equities, as measured by the S&P 500 Index, returned 13.96% as investors embraced riskier assets in their search for higher returns. Global equities, as represented by the MSCI World Index, returned 11.85% despite concern over the Cypriot banking crisis and potential contagion to other peripheral eurozone countries. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 1.95%, underperforming developed market equities largely due to weaker EM corporate earnings.

On the following pages of this PIMCO Funds Annual Report, please find specific details of each Fund’s investment performance and a discussion of factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds May 22, 2013

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2013	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: allocation risk, acquired fund risk, value investing risk, interest rate risk, credit risk, high yield and distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, gold-related risk, leveraging risk, inverse correlation and compounding risk, smaller company risk, small-cap and mid-cap company risk, arbitrage risk, management risk, short sale risk, convertible securities risk, commodity risk, tax risk and subsidiary risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

On each individual Fund Summary page in this Annual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the fifth year (or sixth year for certain Funds). As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

4	PIMCO REAL RETURN STRATEGY FUNDS

The PIMCO CommoditiesPLUS® Short Strategy Fund and PIMCO CommoditiesPLUS® Strategy Fund are intended for long-term investors and an investment in the Funds should be no more than a small part of a typical diversified portfolio. Each Fund’s share price is expected to be more volatile than that of other funds. Each Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The PIMCO Real Income 2019 Fund® and PIMCO Real Income 2029 Fund® are designed to represent the portion of a retiree’s portfolio devoted to meeting required spending needs not covered by Social Security or defined benefit plans. The PIMCO Real Income 2019 Fund®’s and PIMCO Real Income 2029 Fund®’s portfolios are composed of mostly Treasury Inflation-Protected Securities (TIPS), with maturities structured over a predetermined time frame to generate systematic, inflation-adjusted distributions. These distributions are a combination of interest and principal, both of which are automatically adjusted to the rate of inflation; they are paid out monthly until the Fund reaches its final maturity date (either 2019 or 2029).

The PIMCO Inflation Response Multi-Asset Fund (“PIMCO Fund of Funds”) may invest its assets in Underlying PIMCO Funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Real Income 2019 Fund®	10/30/09	10/30/09	10/30/09	—	10/30/09	10/30/09	—	10/30/09	—
PIMCO Real Income 2029 Fund®	10/30/09	10/30/09	10/30/09	—	10/30/09	10/30/09	—	10/30/09	—
PIMCO Real Return Asset Fund	11/12/01	11/12/01	11/19/10	—	—	—	—	—	—
PIMCO RealEstateRealReturn Strategy Fund	10/30/03	10/30/03	04/30/08	—	10/30/03	10/30/03	10/30/03	10/30/03	—
PIMCO CommoditiesPLUS® Short Strategy Fund	08/17/10	08/17/10	08/17/10	—	08/17/10	09/30/10	—	09/30/10	—
PIMCO CommoditiesPLUS® Strategy Fund	05/28/10	05/28/10	05/28/10	—	05/28/10	05/28/10	—	05/28/10	05/28/10
PIMCO Inflation Response Multi-Asset Fund	08/31/11	08/31/11	08/31/11	—	08/31/11	08/31/11	—	08/31/11	08/31/11

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ANNUAL REPORT	MARCH 31, 2013	5

PIMCO Real Income 2019 Fund®

Institutional Class - PRIFX	Class A - PCIAX
Class P - PICPX	Class C - PRLCX
Class D - PRLDX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

U.S. Treasury Obligations	98.0%
Short-Term Instruments	2.0%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	Fund Inception (10/30/09)
PIMCO Real Income 2019 Fund® Institutional Class	2.72%	4.96%
PIMCO Real Income 2019 Fund® Class P	2.52%	4.86%
PIMCO Real Income 2019 Fund® Class D	2.21%	4.55%
PIMCO Real Income 2019 Fund® Class A	2.33%	4.67%
PIMCO Real Income 2019 Fund® Class A (adjusted)	-1.49%	3.51%
PIMCO Real Income 2019 Fund® Class C	1.65%	4.15%
PIMCO Real Income 2019 Fund® Class C (adjusted)	0.76%	4.15%
Barclays US TIPS Real Income 2019 Index	2.54%	5.11%	*
Lipper Retirement Income Funds Average	7.44%	8.31%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 10/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.39% for Institutional Class shares, 0.49% for Class P shares, 0.79% for Class D shares, 0.79% for Class A shares, and 1.29% for Class C shares.

Portfolio Insights

»

The PIMCO Real Income 2019 Fund® seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2019, by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund also may invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation.

»

The Fund is often used by retirees as a liquid source of baseline income to meet required spending needs not covered by Social Security or pensions. However, the Fund can also be used to satisfy other needs for systematic, inflation-adjusted income for a defined term.

»

The Fund’s positioning in U.S. Treasury Inflation-Protected Securities (“TIPS”) maturing in 2019 or sooner, as represented by the Barclays U.S. TIPS Real Income 2019 Index, benefited performance as the Index returned 2.54% over the reporting period.

»	The distribution per share of the Fund was adjusted up by 1.59% during the reporting period according to changes in the non-seasonally adjusted Consumer Price Index.

6	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO Real Income 2029 Fund®

Institutional Class - PRIIX	Class A - POIAX
Class P - PRQCX	Class C - PORCX
Class D - PORDX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

U.S. Treasury Obligations	95.6%
Short-Term Instruments	4.4%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	Fund Inception (10/30/09)
PIMCO Real Income 2029 Fund® Institutional Class	6.32%	8.58%
PIMCO Real Income 2029 Fund® Class P	6.19%	8.47%
PIMCO Real Income 2029 Fund® Class D	5.85%	8.17%
PIMCO Real Income 2029 Fund® Class A	5.85%	8.17%
PIMCO Real Income 2029 Fund® Class A (adjusted)	1.91%	6.97%
PIMCO Real Income 2029 Fund® Class C	5.35%	7.61%
PIMCO Real Income 2029 Fund® Class C (adjusted)	4.35%	7.61%
Barclays US TIPS Real Income 2029 Index	5.96%	8.48%	*
Lipper Retirement Income Funds Average	7.44%	8.31%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 10/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.39% for Institutional Class shares, 0.49% for Class P shares, 0.79% for Class D shares, 0.79% for Class A shares, and 1.29% for Class C shares.

Portfolio Insights

»

The PIMCO Real Income 2029 Fund® seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2029, by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund also may invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation.

»

The Fund is often used by retirees as a liquid source of baseline income to meet required spending needs not covered by Social Security or pensions. However, the Fund can also be used to satisfy other needs for systematic, inflation-adjusted income for a defined term.

»

The Fund’s positioning in U.S. Treasury Inflation-Protected Securities (“TIPS”) maturing in 2029 or sooner, as represented by the Barclays U.S. TIPS Real Income 2029 Index, benefited performance as the Index returned 5.96% over the reporting period.

»	The distribution per share of the Fund was adjusted up by 1.59% during the reporting period according to changes in the non-seasonally adjusted Consumer Price Index.

ANNUAL REPORT	MARCH 31, 2013	7

PIMCO Real Return Asset Fund

Institutional Class - PRAIX
Class P - PRTPX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

U.S. Treasury Obligations	75.3%
Short-Term Instruments	10.3%
Sovereign Issues	4.8%
Mortgage-Backed Securities	3.4%
Corporate Bonds & Notes	3.3%
Other	2.9%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (11/12/01)
PIMCO Real Return Asset Fund Institutional Class	11.22%	9.48%	9.02%	9.53%
PIMCO Real Return Asset Fund Class P	11.11%	9.38%	8.95%	9.48%
Barclays U.S. Treasury Inflation Notes: 10+ Year Index	9.73%	8.84%	8.50%	8.96%	*
Lipper Inflation-Protected Bond Funds Average	4.74%	4.89%	5.79%	6.47%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 10/31/2001.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.58% for Institutional Class shares and 0.68% for Class P shares.

Portfolio Insights

»

The PIMCO Real Return Asset Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

»

Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited absolute performance as real yields declined. However, an underweight to U.S. TIPS detracted from relative performance amid the rally in real yields during the reporting period.

»	Exposure to U.K. inflation-linked bonds contributed to relative performance as real yields in the U.K. rallied during the reporting period.

»	Exposure to Australian real duration (or sensitivity to changes in real interest rates) contributed to relative performance as Australian real yields declined during the reporting period.

»	Exposure to near-term nominal rates in Brazil contributed to relative performance as yields in Brazil rallied during the reporting period.

»	An overweight to Italian inflation-linked bonds during the second half of the reporting period benefited relative returns as real yields in Italy fell.

»	Exposure to select investment grade corporate securities contributed to relative returns as spreads over U.S. Treasuries narrowed during the reporting period.

8	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO RealEstateRealReturn Strategy Fund

Institutional Class - PRRSX	Class A - PETAX
Class P - PETPX	Class B - PETBX
Class D - PETDX	Class C - PETCX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

U.S. Treasury Obligations	76.9%
Short-Term Instruments	8.5%
Sovereign Issues	4.9%
Corporate Bonds & Notes	4.0%
Mortgage-Backed Securities	2.2%
Other	3.5%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	Fund Inception (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Institutional Class	23.03%	12.86%	15.49%
PIMCO RealEstateRealReturn Strategy Fund Class P	22.94%	12.76%	15.38%
PIMCO RealEstateRealReturn Strategy Fund Class D	22.67%	12.42%	14.99%
PIMCO RealEstateRealReturn Strategy Fund Class A	22.69%	12.41%	14.98%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	15.94%	11.15%	14.30%
PIMCO RealEstateRealReturn Strategy Fund Class B	21.75%	11.52%	14.23%
PIMCO RealEstateRealReturn Strategy Fund Class B (adjusted)	16.75%	11.32%	14.23%
PIMCO RealEstateRealReturn Strategy Fund Class C	21.85%	11.56%	14.11%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	20.85%	11.56%	14.11%
Dow Jones U.S. Select REIT Total Return Index	13.19%	6.08%	10.25%	*
Lipper Real Estate Funds Average	13.94%	6.07%	9.76%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 10/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares, 5.00% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.78% for Institutional Class shares, 0.88% for Class P shares, 1.18% for Class D shares, 1.18% for Class A shares, 1.93% for Class B shares, and 1.93% for Class C shares.

Portfolio Insights

»

The PIMCO RealEstateRealReturn Strategy Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

»

The portfolio’s construction, which uses primarily U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, benefited relative performance as U.S. TIPS outperformed the one-month LIBOR financing rate that is assumed in real estate investment trust (“REIT”) index-linked derivatives.

»	Exposure to U.K. inflation-linked bonds benefited relative performance as U.K. inflation-linked bonds rallied during the reporting period.

»	Exposure to Australian inflation-linked bonds contributed to relative performance as Australian real yields rallied during the reporting period.

»	An overweight to Italian inflation-linked bonds during the second half of the reporting period benefited relative returns as real yields in Italy fell.

»	Exposure to select investment grade corporate securities contributed to relative returns as spreads over U.S. Treasuries narrowed during the reporting period.

ANNUAL REPORT	MARCH 31, 2013	9

PIMCO CommoditiesPLUS® Short Strategy Fund

Institutional Class - PCPIX	Class A - PCCAX
Class P - PCSPX	Class C - PPSCX
Class D - PCSDX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Short-Term Instruments	58.4%
U.S. Treasury Obligations	10.9%
Asset-Backed Securities	10.4%
Corporate Bonds & Notes	8.8%
U.S. Government Agencies	8.3%
Other	3.2%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	Fund Inception (08/17/10)
PIMCO CommoditiesPLUS® Short Strategy Fund Institutional Class	2.63%	-3.16%
PIMCO CommoditiesPLUS® Short Strategy Fund Class P	2.55%	-3.24%
PIMCO CommoditiesPLUS® Short Strategy Fund Class D	2.13%	-3.65%
PIMCO CommoditiesPLUS® Short Strategy Fund Class A	2.23%	-3.56%
PIMCO CommoditiesPLUS® Short Strategy Fund Class A (adjusted)	-3.43%	-5.61%
PIMCO CommoditiesPLUS® Short Strategy Fund Class C	1.41%	-4.35%
PIMCO CommoditiesPLUS® Short Strategy Fund Class C (adjusted)	0.53%	-4.35%
Dow Jones-UBS Commodity Index Total Return	-3.03%	1.36%
Inverse of the Dow Jones-UBS Commodity Index Total Return	1.42%	-3.76%
Lipper Commodities Specialty Funds Average	-4.58%	-9.42%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 08/31/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.92% for Institutional Class shares, 1.02% for Class P shares, 1.42% for Class D shares, 1.42% for Class A shares, and 2.17% for Class C shares.

Portfolio Insights

»

The PIMCO CommoditiesPLUS® Short Strategy Fund seeks total return which exceeds that of the inverse return of its benchmark, consistent with prudent investment management, by investing under normal circumstances in short positions with respect to the Dow Jones-UBS Commodity Index Total Return (the “Index”), including commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments, such that the Fund’s net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations as outlined in the Fund’s prospectus. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will maintain short positions through the use of a combination of commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide short exposure to the investment returns of the commodities futures markets.

»	The Fund’s positive absolute performance was driven by the negative returns of the Dow Jones-UBS Commodity Index Total Return during the reporting period.

»

Active commodity strategies designed to avoid the price pressure of rolling index futures during the index roll period benefited relative performance as the pre-roll indexes held within the Fund outperformed the standard roll indexes.

»	Exposure to U.S. nominal duration (or sensitivity to changes in market interest rates) benefited relative returns as nominal yields fell during the reporting period.

»	Exposure to select investment grade corporate securities contributed to relative returns as spreads over U.S. Treasuries narrowed during the reporting period.

»	Exposure to nominal duration in Canada during the third quarter of 2012 added to relative performance as nominal yields fell.

»	Exposure to residential mortgage-backed securities benefited relative performance as spreads over U.S. Treasuries narrowed during the reporting period.

10	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO CommoditiesPLUS® Strategy Fund

Institutional Class - PCLIX	Class A - PCLAX
Class P - PCLPX	Class C - PCPCX
Class D - PCLDX	Class R - PCPRX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Short-Term Instruments	56.7%
U.S. Government Agencies	16.1%
U.S. Treasury Obligations	6.8%
Mortgage-Backed Securities	6.4%
Corporate Bonds & Notes	5.7%
Other	8.3%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	Fund Inception (05/28/10)
PIMCO CommoditiesPLUS® Strategy Fund Institutional Class	0.03%	10.90%
PIMCO CommoditiesPLUS® Strategy Fund Class P	-0.03%	10.79%
PIMCO CommoditiesPLUS® Strategy Fund Class D	-0.39%	10.38%
PIMCO CommoditiesPLUS® Strategy Fund Class A	-0.39%	10.38%
PIMCO CommoditiesPLUS® Strategy Fund Class A (adjusted)	-5.86%	8.20%
PIMCO CommoditiesPLUS® Strategy Fund Class C	-1.17%	9.56%
PIMCO CommoditiesPLUS® Strategy Fund Class C (adjusted)	-2.15%	9.56%
PIMCO CommoditiesPLUS® Strategy Fund Class R	-0.62%	10.08%
Credit Suisse Commodity Benchmark Index	-2.37%	8.31%	*
Lipper Commodities General Funds Average	-8.00%	4.10%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 05/31/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.88% for Institutional Class shares, 0.98% for Class P shares, 1.38% for Class D shares, 1.38% for Class A shares, 2.13% for Class C shares, and 1.63% for Class R shares.

Portfolio Insights

»

The PIMCO CommoditiesPLUS® Strategy Fund seeks total return which exceeds that of its benchmark, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets.

»

The Fund seeks to outperform the Credit Suisse Commodity Benchmark Index by actively managing its commodity exposure and by actively managing the collateral portfolio that backs the commodity-linked derivative instruments.

»

Active commodity strategies designed to avoid the price pressure of rolling index futures during the index roll period benefited relative performance as the pre-roll indexes held within the Fund outperformed the standard roll indexes.

»	Exposure to U.S. nominal duration (or sensitivity to changes in market interest rates) benefited relative performance as nominal yields fell during the reporting period.

»	Exposure to Australian real duration (or sensitivity to changes in real interest rates) added to relative performance as real yields fell during the reporting period.

»	Exposure to select investment grade corporate securities contributed to relative returns as spreads over U.S. Treasuries narrowed during the reporting period.

»	Exposure to residential mortgage-backed securities benefited relative performance as spreads over U.S. Treasuries narrowed during the reporting period.

ANNUAL REPORT	MARCH 31, 2013	11

PIMCO Inflation Response Multi-Asset Fund

Institutional Class - PIRMX	Class A - PZRMX
Class P - PPRMX	Class C - PCRMX
Class D - PDRMX	Class R - PQRMX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

U.S. Treasury Obligations	39.8%
Short-Term Instruments	31.4%
Mutual Funds	14.5%
Sovereign Issues	7.7%
Asset-Backed Securities	1.8%
Other	4.8%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	Fund Inception (08/31/11)
PIMCO Inflation Response Mult-Asset Fund Institutional Class	6.57%	4.16%
PIMCO Inflation Response Mult-Asset Fund Class P	6.55%	4.14%
PIMCO Inflation Response Mult-Asset Fund Class D	6.07%	3.78%
PIMCO Inflation Response Mult-Asset Fund Class A	6.06%	3.68%
PIMCO Inflation Response Mult-Asset Fund Class A (adjusted)	0.25%	0.06%
PIMCO Inflation Response Mult-Asset Fund Class C	5.30%	2.91%
PIMCO Inflation Response Mult-Asset Fund Class C (adjusted)	4.30%	2.91%
PIMCO Inflation Response Mult-Asset Fund Class R	5.90%	3.50%
45% Barclays U.S. TIPS Index, 20% Dow Jones-UBS Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Dow Jones-UBS Gold Subindex Total Return Index	3.12%	1.18%
Lipper Flexible Portfolio Funds Average	5.49%	6.78%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 1.04% for Institutional Class shares, 1.14% for Class P shares, 1.49% for Class D shares, 1.49% for Class A shares, 2.24% for Class C shares, and 1.74% for Class R shares.

Portfolio Insights

»

The PIMCO Inflation Response Multi-Asset Fund seeks total return which exceeds that of its benchmark, by investing under normal circumstances in a combination of Fixed Income Instruments of varying maturities, equity securities, affiliated and unaffiliated investment companies, which may or may not be registered under the Investment Company Act of 1940, as amended, forwards and derivatives, such as options, futures contracts or swap agreements, of various asset classes in seeking to mitigate the negative effects of inflation. Such asset classes include, but are not limited to, inflation-linked bonds, commodities, emerging market currencies and real estate-related instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

The Fund’s blended benchmark index is comprised of 45% Barclays U.S. TIPS Index, 20% Dow Jones-UBS Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Dow Jones-UBS Gold Subindex Total Return Index.

»	Exposure to a basket of emerging market currencies benefited absolute performance as this basket of currencies appreciated in value relative to the U.S. dollar over the reporting period.

»	An underweight to commodities for most of the reporting period benefited relative returns as the Dow Jones-UBS Commodity Index Total Return posted negative returns for the reporting period.

»

An underweight to U.S. Treasury Inflation-Protected Securities (“TIPS”) for most of the reporting period detracted from relative performance as the Barclays U.S. TIPS Index gained in value during the reporting period.

»	Exposure to U.K. inflation-linked bonds benefited performance as the U.K. real yield curve rallied during the reporting period.

»	Exposure to Australian inflation-linked bonds benefited performance as Australian real yields rallied during the reporting period.

»	Exposure to select investment grade corporate securities contributed to relative returns as spreads over U.S. Treasuries narrowed during the reporting period.

»	An overweight to gold for most of the reporting period detracted from relative returns as the Dow Jones-UBS Commodity Gold Total Return Index declined during the reporting period.

»	An overweight to real estate investment trusts (“REITs”) benefited relative returns as REITs posted positive returns during the reporting period.

12	PIMCO REAL RETURN STRATEGY FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2012 to March 31, 2013 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (10/01/12)	Ending Account Value (03/31/13)	Expenses Paid During Period*	Beginning Account Value (10/01/12)	Ending Account Value (03/31/13)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Real Income 2019 Fund®
Institutional Class	$1,000.00	$1,007.50	$1.95	$1,000.00	$1,022.99	$1.97	0.39%
Class P	1,000.00	1,005.90	2.45	1,000.00	1,022.49	2.47	0.49
Class D	1,000.00	1,005.00	3.95	1,000.00	1,020.99	3.98	0.79
Class A	1,000.00	1,006.20	3.95	1,000.00	1,020.99	3.98	0.79
Class C	1,000.00	1,002.10	6.44	1,000.00	1,018.50	6.49	1.29
PIMCO Real Income 2029 Fund®
Institutional Class	$1,000.00	$1,000.90	$1.95	$1,000.00	$1,022.99	$1.97	0.39%
Class P	1,000.00	1,000.70	2.44	1,000.00	1,022.49	2.47	0.49
Class D	1,000.00	999.00	3.94	1,000.00	1,020.99	3.98	0.79
Class A	1,000.00	999.00	3.94	1,000.00	1,020.99	3.98	0.79
Class C	1,000.00	996.00	6.42	1,000.00	1,018.50	6.49	1.29
PIMCO Real Return Asset Fund
Institutional Class	$1,000.00	$996.00	$3.09	$1,000.00	$1,021.84	$3.13	0.62%
Class P	1,000.00	995.50	3.58	1,000.00	1,021.34	3.63	0.72

ANNUAL REPORT	MARCH 31, 2013	13

Expense Examples (Cont.)

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (10/01/12)	Ending Account Value (03/31/13)	Expenses Paid During Period*	Beginning Account Value (10/01/12)	Ending Account Value (03/31/13)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO RealEstateRealReturn Strategy Fund
Institutional Class	$1,000.00	$1,101.40	$4.35	$1,000.00	$1,020.79	$4.18	0.83%
Class P	1,000.00	1,101.60	4.87	1,000.00	1,020.29	4.68	0.93
Class D	1,000.00	1,099.90	6.44	1,000.00	1,018.80	6.19	1.23
Class A	1,000.00	1,100.60	6.44	1,000.00	1,018.80	6.19	1.23
Class B	1,000.00	1,094.60	10.34	1,000.00	1,015.06	9.95	1.98
Class C	1,000.00	1,095.70	10.35	1,000.00	1,015.06	9.95	1.98
PIMCO CommoditiesPLUS® Short Strategy Fund
Institutional Class	$1,000.00	$1,088.20	$4.22	$1,000.00	$1,020.89	$4.08	0.81%
Class P	1,000.00	1,088.60	4.74	1,000.00	1,020.39	4.58	0.91
Class D	1,000.00	1,086.60	6.81	1,000.00	1,018.40	6.59	1.31
Class A	1,000.00	1,086.60	6.81	1,000.00	1,018.40	6.59	1.31
Class C	1,000.00	1,082.20	10.69	1,000.00	1,014.66	10.35	2.06
PIMCO CommoditiesPLUS® Strategy Fund
Institutional Class	$1,000.00	$994.00	$3.68	$1,000.00	$1,021.24	$3.73	0.74%
Class P	1,000.00	993.80	4.18	1,000.00	1,020.74	4.23	0.84
Class D	1,000.00	991.60	6.16	1,000.00	1,018.75	6.24	1.24
Class A	1,000.00	992.10	6.16	1,000.00	1,018.75	6.24	1.24
Class C	1,000.00	988.30	9.86	1,000.00	1,015.01	10.00	1.99
Class R	1,000.00	991.10	7.40	1,000.00	1,017.50	7.49	1.49
PIMCO Inflation Response Multi-Asset Fund
Institutional Class	$1,000.00	$997.80	$3.34	$1,000.00	$1,021.59	$3.38	0.67%
Class P	1,000.00	998.50	3.84	1,000.00	1,021.09	3.88	0.77
Class D	1,000.00	996.20	5.57	1,000.00	1,019.35	5.64	1.12
Class A	1,000.00	995.70	5.57	1,000.00	1,019.35	5.64	1.12
Class C	1,000.00	992.60	9.29	1,000.00	1,015.61	9.40	1.87
Class R	1,000.00	994.90	6.81	1,000.00	1,018.10	6.89	1.37

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

14	PIMCO REAL RETURN STRATEGY FUNDS

Benchmark Descriptions

Index	Descriptions

45% Barclays U.S. TIPS Index, 20% Dow Jones-UBS Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Dow Jones-UBS Gold Subindex Total Return Index	The benchmark is a blend of 45% Barclays U.S. TIPS Index, 20% Dow Jones-UBS Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Dow Jones-UBS Gold Subindex Total Return Index. Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index. Dow Jones-UBS Gold Subindex Total Return Index reflects the return on fully collateralized positions in the underlying commodity futures. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Treasury Inflation Notes: 10+ Year Index	Barclays U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities with maturities of over 10 years. It is not possible to invest directly in an unmanaged index.

Barclays US TIPS Real Income 2019 Index	The Barclays US TIPS Real Income 2019 Index is designed to track the performance of a US TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2019. It is not possible to invest directly in an unmanaged index.

Barclays US TIPS Real Income 2029 Index	The Barclays US TIPS Real Income 2029 Index is designed to track the performance of a US TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2029. It is not possible to invest directly in an unmanaged index.

Credit Suisse Commodity Benchmark Index	The Credit Suisse Commodity Benchmark Index is an unmanaged index composed of futures contracts on 30 physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to directly invest into an unmanaged index.

Dow Jones U.S. Select REIT Total Return Index	The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. It is not possible to invest directly in the index. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index.

ANNUAL REPORT	MARCH 31, 2013	15

Benchmark Descriptions (Cont.)

Index	Descriptions

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

Inverse of the Dow Jones-UBS Commodity Index Total Return	Inverse of the Dow Jones-UBS Commodity Index Total Return is the negative equivalent of the return of the Dow Jones-UBS Commodity Index Total Return. Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of exchange-traded futures contracts on 19 physical commodities, which are weighted to account for economic significance and market liquidity. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index (Net Dividends in USD)	The MSCI Emerging Markets Index (Net Dividends in USD) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

16	PIMCO REAL RETURN STRATEGY FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2013	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Real Income 2019 Fund®
Institutional Class
03/31/2013	$8.76	$0.07	$0.16	$0.23	$(0.22)	$0.00	$(0.89)	$(1.11)
03/31/2012	9.27	0.24	0.33	0.57	(0.25)	0.00	(0.83)	(1.08)
03/31/2011	9.71	0.15	0.45	0.60	(0.26)	0.00	(0.78)	(1.04)
10/30/2009 - 03/31/2010	10.00	0.05	0.09	0.14	(0.12)	0.00	(0.31)	(0.43)
Class P
03/31/2013	8.76	0.06	0.15	0.21	(0.21)	0.00	(0.89)	(1.10)
03/31/2012	9.27	0.16	0.41	0.57	(0.25)	0.00	(0.83)	(1.08)
03/31/2011	9.71	0.19	0.41	0.60	(0.26)	0.00	(0.78)	(1.04)
10/30/2009 - 03/31/2010	10.00	0.07	0.07	0.14	(0.12)	0.00	(0.31)	(0.43)
Class D
03/31/2013	8.73	0.04	0.15	0.19	(0.20)	0.00	(0.89)	(1.09)
03/31/2012	9.25	0.06	0.48	0.54	(0.23)	0.00	(0.83)	(1.06)
03/31/2011	9.70	0.15	0.42	0.57	(0.24)	0.00	(0.78)	(1.02)
10/30/2009 - 03/31/2010	10.00	0.03	0.09	0.12	(0.11)	0.00	(0.31)	(0.42)
Class A
03/31/2013	8.76	0.02	0.18	0.20	(0.20)	0.00	(0.89)	(1.09)
03/31/2012	9.28	0.10	0.44	0.54	(0.23)	0.00	(0.83)	(1.06)
03/31/2011	9.72	0.12	0.46	0.58	(0.24)	0.00	(0.78)	(1.02)
10/30/2009 - 03/31/2010	10.00	0.04	0.10	0.14	(0.11)	0.00	(0.31)	(0.42)
Class C
03/31/2013	8.72	(0.02)	0.16	0.14	(0.17)	0.00	(0.89)	(1.06)
03/31/2012	9.25	0.06	0.44	0.50	(0.20)	0.00	(0.83)	(1.03)
03/31/2011	9.72	0.06	0.47	0.53	(0.22)	0.00	(0.78)	(1.00)
10/30/2009 - 03/31/2010	10.00	0.04	0.09	0.13	(0.10)	0.00	(0.31)	(0.41)

PIMCO Real Income 2029 Fund®
Institutional Class
03/31/2013	$10.90	$0.10	$0.59	$0.69	$(0.23)	$0.00	$(0.38)	$(0.61)
03/31/2012	10.15	0.27	1.07	1.34	(0.33)	0.00	(0.26)	(0.59)
03/31/2011	9.87	0.22	0.63	0.85	(0.39)	0.00	(0.18)	(0.57)
10/30/2009 - 03/31/2010	10.00	0.08	0.03	0.11	(0.14)	0.00	(0.10)	(0.24)
Class P
03/31/2013	10.89	0.08	0.59	0.67	(0.22)	0.00	(0.38)	(0.60)
03/31/2012	10.15	0.18	1.15	1.33	(0.33)	0.00	(0.26)	(0.59)
03/31/2011	9.86	0.33	0.53	0.86	(0.39)	0.00	(0.18)	(0.57)
10/30/2009 - 03/31/2010	10.00	0.11	(0.02)	0.09	(0.13)	0.00	(0.10)	(0.23)
Class D
03/31/2013	10.86	0.05	0.58	0.63	(0.20)	0.00	(0.38)	(0.58)
03/31/2012	10.13	0.09	1.21	1.30	(0.31)	0.00	(0.26)	(0.57)
03/31/2011	9.86	0.21	0.61	0.82	(0.37)	0.00	(0.18)	(0.55)
10/30/2009 - 03/31/2010	10.00	0.07	0.02	0.09	(0.13)	0.00	(0.10)	(0.23)
Class A
03/31/2013	10.86	0.08	0.55	0.63	(0.20)	0.00	(0.38)	(0.58)
03/31/2012	10.13	0.11	1.19	1.30	(0.31)	0.00	(0.26)	(0.57)
03/31/2011	9.86	0.19	0.63	0.82	(0.37)	0.00	(0.18)	(0.55)
10/30/2009 - 03/31/2010	10.00	0.06	0.03	0.09	(0.13)	0.00	(0.10)	(0.23)
Class C
03/31/2013	10.78	(0.03)	0.61	0.58	(0.18)	0.00	(0.38)	(0.56)
03/31/2012	10.09	0.08	1.15	1.23	(0.28)	0.00	(0.26)	(0.54)
03/31/2011	9.85	0.11	0.65	0.76	(0.34)	0.00	(0.18)	(0.52)
10/30/2009 - 03/31/2010	10.00	0.05	0.02	0.07	(0.12)	0.00	(0.10)	(0.22)

Please see footnotes on page 24.

18	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$7.88	2.72%	$3,052	0.39%		0.39%		0.39%		0.39%		0.84%		46%
8.76	6.37	4,202	0.39		0.39		0.39		0.39		2.63		57
9.27	6.48	6,280	0.39		0.48		0.39		0.48		1.62		193
9.71	1.41	3,491	0.39	*	1.89	*	0.39	*	1.89	*	1.20	*	445

7.87	2.52	1,244	0.49		0.49		0.49		0.49		0.71		46
8.76	6.30	1,952	0.49		0.49		0.49		0.49		1.79		57
9.27	6.42	871	0.49		0.57		0.49		0.57		2.02		193
9.71	1.39	35	0.49	*	4.36	*	0.49	*	4.36	*	1.69	*	445

7.83	2.21	3,559	0.79		0.79		0.79		0.79		0.49		46
8.73	6.02	4,629	0.79		0.79		0.79		0.79		0.67		57
9.25	6.15	972	0.79		0.87		0.79		0.87		1.57		193
9.70	1.22	100	0.79	*	2.92	*	0.79	*	2.92	*	0.84	*	445

7.87	2.33	18,209	0.79		0.79		0.79		0.79		0.25		46
8.76	6.01	11,522	0.79		0.79		0.79		0.79		1.13		57
9.28	6.24	6,245	0.79		0.87		0.79		0.87		1.28		193
9.72	1.42	1,874	0.79	*	3.52	*	0.79	*	3.52	*	0.87	*	445

7.80	1.65	6,478	1.29		1.29		1.29		1.29		(0.20)		46
8.72	5.61	6,881	1.29		1.29		1.29		1.29		0.64		57
9.25	5.64	2,773	1.29		1.37		1.29		1.37		0.65		193
9.72	1.32	1,146	1.29	*	4.63	*	1.29	*	4.63	*	1.03	*	445

$10.98	6.32%	$7,851	0.39%		0.39%		0.39%		0.39%		0.89%		17%
10.90	13.41	5,789	0.39		0.39		0.39		0.39		2.48		34
10.15	8.72	4,585	0.39		0.39		0.39		0.39		2.15		262
9.87	1.04	3,849	0.39	*	3.31	*	0.39	*	3.31	*	1.83	*	445

10.96	6.19	2,256	0.49		0.49		0.49		0.49		0.72		17
10.89	13.25	2,090	0.49		0.49		0.49		0.49		1.64		34
10.15	8.78	739	0.49		0.49		0.49		0.49		3.25		262
9.86	0.92	41	0.49	*	6.82	*	0.49	*	6.82	*	2.70	*	445

10.91	5.85	7,710	0.79		0.79		0.79		0.79		0.43		17
10.86	13.00	5,347	0.79		0.79		0.79		0.79		0.78		34
10.13	8.40	771	0.79		0.79		0.79		0.79		2.09		262
9.86	0.85	60	0.79	*	3.43	*	0.79	*	3.43	*	1.71	*	445

10.91	5.85	4,534	0.79		0.79		0.79		0.79		0.74		17
10.86	13.01	3,996	0.79		0.79		0.79		0.79		1.03		34
10.13	8.40	662	0.79		0.79		0.79		0.79		1.82		262
9.86	0.85	169	0.79	*	5.05	*	0.79	*	5.05	*	1.44	*	445

10.80	5.35	2,278	1.29		1.29		1.29		1.29		(0.23)		17
10.78	12.37	946	1.29		1.29		1.29		1.29		0.70		34
10.09	7.83	85	1.29		1.29		1.29		1.29		1.09		262
9.85	0.64	40	1.29	*	3.31	*	1.29	*	3.31	*	1.28	*	445

Please see footnotes on page 24.

ANNUAL REPORT	MARCH 31, 2013	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Real Return Asset Fund
Institutional Class
03/31/2013	$11.45	$0.38	$0.99	$1.37	$(0.30)	$(2.83)	$0.00	$(3.13)
03/31/2012	11.27	0.41	1.87	2.28	(0.38)	(1.72)	0.00	(2.10)
03/31/2011	10.98	0.36	0.97	1.33	(0.33)	(0.71)	0.00	(1.04)
03/31/2010	10.26	0.41	0.79	1.20	(0.36)	(0.12)	0.00	(0.48)
03/31/2009	12.05	0.25	(1.12)	(0.87)	(0.29)	(0.63)	0.00	(0.92)
Class P
03/31/2013	11.45	0.23	1.13	1.36	(0.29)	(2.83)	0.00	(3.12)
03/31/2012	11.27	0.20	2.07	2.27	(0.37)	(1.72)	0.00	(2.09)
11/19/2010 - 03/31/2011	12.29	0.16	(0.35)	(0.19)	(0.12)	(0.71)	0.00	(0.83)

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class
03/31/2013	$5.10	$0.07	$1.02	$1.09	$(0.72)	$(0.27)	$0.00	$(0.99)
03/31/2012	4.76	0.10	1.17	1.27	(0.75)	(0.18)	0.00	(0.93)
03/31/2011	4.38	0.09	1.34	1.43	(1.05)	0.00	0.00	(1.05)
03/31/2010	2.08	0.19	2.83	3.02	(0.72)	0.00	0.00	(0.72)
03/31/2009	6.05	0.14	(4.11)	(3.97)	0.00	0.00	0.00	0.00
Class P
03/31/2013	5.08	0.02	1.06	1.08	(0.75)	(0.27)	0.00	(1.02)
03/31/2012	4.75	0.08	1.18	1.26	(0.75)	(0.18)	0.00	(0.93)
03/31/2011	4.37	0.09	1.34	1.43	(1.05)	0.00	0.00	(1.05)
03/31/2010	2.08	0.14	2.88	3.02	(0.73)	0.00	0.00	(0.73)
04/30/2008 - 03/31/2009	6.29	0.14	(4.35)	(4.21)	0.00	0.00	0.00	0.00
Class D
03/31/2013	4.89	(0.01)	1.03	1.02	(0.72)	(0.27)	0.00	(0.99)
03/31/2012	4.61	0.07	1.13	1.20	(0.74)	(0.18)	0.00	(0.92)
03/31/2011	4.27	0.05	1.33	1.38	(1.04)	0.00	0.00	(1.04)
03/31/2010	2.04	0.15	2.80	2.95	(0.72)	0.00	0.00	(0.72)
03/31/2009	5.96	0.18	(4.10)	(3.92)	0.00	0.00	0.00	0.00
Class A
03/31/2013	4.88	0.00	1.02	1.02	(0.72)	(0.27)	0.00	(0.99)
03/31/2012	4.60	0.08	1.12	1.20	(0.74)	(0.18)	0.00	(0.92)
03/31/2011	4.26	0.06	1.31	1.37	(1.03)	0.00	0.00	(1.03)
03/31/2010	2.04	0.13	2.81	2.94	(0.72)	0.00	0.00	(0.72)
03/31/2009	5.95	0.15	(4.06)	(3.91)	0.00	0.00	0.00	0.00
Class B
03/31/2013	4.59	(0.01)	0.93	0.92	(0.60)	(0.27)	0.00	(0.87)
03/31/2012	4.37	0.07	1.03	1.10	(0.70)	(0.18)	0.00	(0.88)
03/31/2011	4.10	0.03	1.24	1.27	(1.00)	0.00	0.00	(1.00)
03/31/2010	1.98	0.12	2.71	2.83	(0.71)	0.00	0.00	(0.71)
03/31/2009	5.84	0.12	(3.98)	(3.86)	0.00	0.00	0.00	0.00
Class C
03/31/2013	4.58	(0.03)	0.95	0.92	(0.67)	(0.27)	0.00	(0.94)
03/31/2012	4.37	0.05	1.05	1.10	(0.71)	(0.18)	0.00	(0.89)
03/31/2011	4.10	0.03	1.25	1.28	(1.01)	0.00	0.00	(1.01)
03/31/2010	1.98	0.11	2.72	2.83	(0.71)	0.00	0.00	(0.71)
03/31/2009	5.84	0.11	(3.97)	(3.86)	0.00	0.00	0.00	0.00

PIMCO CommoditiesPLUS® Short Strategy Fund
Institutional Class
03/31/2013	$8.93	$(0.05)	$0.29	$0.24	$(1.29)	$0.00	$0.00	$(1.29)
03/31/2012	7.79	0.02	1.15	1.17	(0.03)	0.00	0.00	(0.03)
08/17/2010 - 03/31/2011	10.00	(0.01)	(2.20)	(2.21)	0.00	0.00	0.00	0.00

Please see footnotes on page 24.

20	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate**

$9.69	11.22%	$389,932	0.62%		0.62%		0.55%		0.55%		3.21%	97%
11.45	20.86	2,429,237	0.58		0.58		0.55		0.55		3.38	239
11.27	12.29	2,727,648	0.56		0.56		0.55		0.55		3.12	335
10.98	11.83	4,189,326	0.59		0.59		0.55		0.55		3.82	467
10.26	(6.80)	3,081,472	0.73	(b)	0.73	(b)	0.57	(b)	0.57	(b)	2.32	936

9.69	11.11	15,296	0.72		0.72		0.65		0.65		1.97	97
11.45	20.75	15,545	0.68		0.68		0.65		0.65		1.70	239
11.27	(1.40)	944	0.66	*	0.66	*	0.65	*	0.65	*	4.11 *	335

$5.20	23.03%	$715,661	0.80%		0.80%		0.74%		0.74%		1.29%	71%
5.10	29.63	2,021,170	0.78		0.78		0.74		0.74		2.08	287
4.76	36.32	1,311,829	0.76		0.76		0.74		0.74		2.02	344
4.38	144.95	109,277	0.94		0.94		0.74		0.74		5.74	863
2.08	(65.62)	154,135	0.88		0.88		0.74		0.74		3.40	1,288

5.14	22.94	183,403	0.90		0.90		0.84		0.84		0.32	71
5.08	29.41	53,415	0.88		0.88		0.84		0.84		1.66	287
4.75	36.29	13,449	0.86		0.86		0.84		0.84		1.96	344
4.37	144.53	3,062	0.87		0.87		0.84		0.84		3.25	863
2.08	(66.93)	3	1.00	*	1.00	*	0.84	*	0.84	*	3.62 *	1,288

4.92	22.67	485,211	1.20		1.20		1.14		1.14		(0.10)	71
4.89	28.91	143,245	1.18		1.18		1.14		1.14		1.39	287
4.61	35.81	33,225	1.16		1.16		1.14		1.14		1.18	344
4.27	144.23	10,943	1.27		1.27		1.14		1.14		4.23	863
2.04	(65.77)	5,263	1.27	(c)	1.27	(c)	1.18	(c)	1.18	(c)	3.77	1,288

4.91	22.69	445,903	1.20		1.20		1.14		1.14		0.06	71
4.88	28.92	154,084	1.18	(d)	1.18	(d)	1.14	(d)	1.14	(d)	1.62	287
4.60	35.83	60,241	1.21		1.21		1.19		1.19		1.44	344
4.26	143.69	33,965	1.28		1.28		1.19		1.19		3.42	863
2.04	(65.71)	6,874	1.30		1.30		1.19		1.19		3.43	1,288

4.64	21.75	1,821	1.95		1.95		1.89		1.89		(0.18)	71
4.59	28.04	2,484	1.93	(d)	1.93	(d)	1.89	(d)	1.89	(d)	1.49	287
4.37	34.52	3,218	1.96		1.96		1.94		1.94		0.62	344
4.10	142.66	3,325	2.06		2.06		1.94		1.94		3.33	863
1.98	(66.10)	1,926	2.06		2.06		1.94		1.94		2.67	1,288

4.56	21.85	193,746	1.95		1.95		1.89		1.89		(0.73)	71
4.58	27.99	59,015	1.93	(d)	1.93	(d)	1.89	(d)	1.89	(d)	1.10	287
4.37	34.68	30,460	1.96		1.96		1.94		1.94		0.70	344
4.10	142.61	11,173	2.04		2.04		1.94		1.94		2.96	863
1.98	(66.10)	4,009	2.06		2.06		1.94		1.94		2.65	1,288

$7.88	2.63%	$2,814	0.80%		0.93%		0.79%		0.92%		(0.61)%	174%
8.93	15.00	2,873	0.79		0.92		0.79		0.92		0.19	83
7.79	(22.10)	3,399	0.79	*	1.36	*	0.79	*	1.36	*	(0.20)*	94

Please see footnotes on page 24.

ANNUAL REPORT	MARCH 31, 2013	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO CommoditiesPLUS® Short Strategy Fund (Cont.)
Class P
03/31/2013	$8.92	$0.22	$0.01	$0.23	$(1.27)	$0.00	$0.00	$(1.27)
03/31/2012	7.79	0.00	1.16	1.16	(0.03)	0.00	0.00	(0.03)
08/17/2010 - 03/31/2011	10.00	(0.01)	(2.20)	(2.21)	0.00	0.00	0.00	0.00
Class D
03/31/2013	8.88	(0.07)	0.27	0.20	(1.22)	0.00	0.00	(1.22)
03/31/2012	7.78	(0.06)	1.16	1.10	0.00	0.00	0.00	0.00
08/17/2010 - 03/31/2011	10.00	0.21	(2.43)	(2.22)	0.00	0.00	0.00	0.00
Class A
03/31/2013	8.88	0.17	0.03	0.20	(1.25)	0.00	0.00	(1.25)
03/31/2012	7.78	(0.01)	1.13	1.12	(0.02)	0.00	0.00	(0.02)
09/30/2010 - 03/31/2011	10.00	0.07	(2.29)	(2.22)	0.00	0.00	0.00	0.00
Class C
03/31/2013	8.78	(0.01)	0.15	0.14	(1.16)	0.00	0.00	(1.16)
03/31/2012	7.75	(0.08)	1.12	1.04	(0.01)	0.00	0.00	(0.01)
09/30/2010 - 03/31/2011	10.00	(0.01)	(2.24)	(2.25)	0.00	0.00	0.00	0.00

PIMCO CommoditiesPLUS® Strategy Fund
Institutional Class
03/31/2013	$11.14	$0.04	$(0.04)	$0.00	$(0.06)	$(0.01)	$0.00	$(0.07)
03/31/2012	14.55	0.04	(1.26)	(1.22)	(2.19)	0.00	0.00	(2.19)
05/28/2010 - 03/31/2011	10.00	0.04	4.58	4.62	(0.03)	(0.04)	0.00	(0.07)
Class P
03/31/2013	11.11	0.04	(0.05)	(0.01)	(0.06)	(0.01)	0.00	(0.07)
03/31/2012	14.53	0.02	(1.25)	(1.23)	(2.19)	0.00	0.00	(2.19)
05/28/2010 - 03/31/2011	10.00	0.03	4.57	4.60	(0.03)	(0.04)	0.00	(0.07)
Class D
03/31/2013	11.08	(0.01)	(0.04)	(0.05)	(0.00)^	(0.01)	0.00	(0.01)
03/31/2012	14.50	(0.01)	(1.26)	(1.27)	(2.15)	0.00	0.00	(2.15)
05/28/2010 - 03/31/2011	10.00	(0.01)	4.57	4.56	(0.02)	(0.04)	0.00	(0.06)
Class A
03/31/2013	11.07	(0.01)	(0.04)	(0.05)	(0.01)	(0.01)	0.00	(0.02)
03/31/2012	14.50	(0.02)	(1.25)	(1.27)	(2.16)	0.00	0.00	(2.16)
05/28/2010 - 03/31/2011	10.00	(0.02)	4.58	4.56	(0.02)	(0.04)	0.00	(0.06)
Class C
03/31/2013	10.98	(0.09)	(0.04)	(0.13)	(0.00)^	(0.01)	0.00	(0.01)
03/31/2012	14.43	(0.10)	(1.25)	(1.35)	(2.10)	0.00	0.00	(2.10)
05/28/2010 - 03/31/2011	10.00	(0.10)	4.57	4.47	0.00 ^	(0.04)	0.00	(0.04)
Class R
03/31/2013	11.04	(0.04)	(0.03)	(0.07)	(0.00)^	(0.01)	0.00	(0.01)
03/31/2012	14.48	(0.04)	(1.26)	(1.30)	(2.14)	0.00	0.00	(2.14)
05/28/2010 - 03/31/2011	10.00	(0.04)	4.56	4.52	(0.00)^	(0.04)	0.00	(0.04)

PIMCO Inflation Response Multi-Asset Fund
Institutional Class
03/31/2013	$9.85	$0.03	$0.61	$0.64	$(0.15)	$(0.07)	$0.00	$(0.22)
08/31/2011 - 03/31/2012	10.00	0.00 ^	0.00	0.00 ^	(0.15)	0.00	0.00	(0.15)
Class P
03/31/2013	9.85	(0.01)	0.65	0.64	(0.14)	(0.07)	0.00	(0.21)
08/31/2011 - 03/31/2012	10.00	0.04	(0.04)	0.00	(0.15)	0.00	0.00	(0.15)
Class D
03/31/2013	9.85	(0.01)	0.61	0.60	(0.12)	(0.07)	0.00	(0.19)
08/31/2011 - 03/31/2012	10.00	(0.01)	0.00	(0.01)	(0.14)	0.00	0.00	(0.14)
Class A
03/31/2013	9.83	(0.02)	0.61	0.59	(0.11)	(0.07)	0.00	(0.18)
08/31/2011 - 03/31/2012	10.00	(0.01)	(0.01)	(0.02)	(0.15)	0.00	0.00	(0.15)

Please see footnotes on page 24.

22	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate**

$7.88	2.55%	$38	0.90%		1.03%		0.89%		1.02%		2.65%	174%
8.92	14.83	10	0.89		1.02		0.89		1.02		0.00	83
7.79	(22.10)	8	0.89	*	1.66	*	0.89	*	1.66	*	(0.11)*	94

7.86	2.13	880	1.30		1.43		1.29		1.42		(0.85)	174
8.88	14.17	312	1.29		1.42		1.29		1.42		(0.72)	83
7.78	(22.20)	1,284	1.29	*	10.39	*	1.29	*	10.39	*	4.26 *	94

7.83	2.23	1,097	1.30		1.43		1.29		1.42		2.11	174
8.88	14.42	406	1.29		1.42		1.29		1.42		(0.10)	83
7.78	(17.93)	152	1.29	*	5.33	*	1.29	*	5.33	*	1.64 *	94

7.76	1.41	142	2.05		2.18		2.04		2.17		(0.11)	174
8.78	13.41	104	2.04		2.17		2.04		2.17		(0.93)	83
7.75	(18.25)	32	2.04	*	3.79	*	2.04	*	3.79	*	(0.32)*	94

$11.07	0.03%	$3,317,933	0.74%		0.88%		0.74%		0.88%		0.35%	107%
11.14	(8.28)	4,023,057	0.74		0.88		0.74		0.88		0.37	66
14.55	46.24	2,144,665	0.74	*	0.86	*	0.74	*	0.86	*	0.35 *	82

11.03	(0.03)	1,033,837	0.84		0.98		0.84		0.98		0.39	107
11.11	(8.35)	173,960	0.84		0.98		0.84		0.98		0.15	66
14.53	46.01	3,389	0.84	*	0.96	*	0.84	*	0.96	*	0.27 *	82

11.02	(0.39)	41,048	1.24		1.38		1.24		1.38		(0.10)	107
11.08	(8.74)	48,311	1.24		1.38		1.24		1.38		(0.10)	66
14.50	45.63	34,671	1.24	*	1.36	*	1.24	*	1.36	*	(0.12)*	82

11.00	(0.39)	76,254	1.24		1.38		1.24		1.38		(0.12)	107
11.07	(8.74)	43,978	1.24		1.38		1.24		1.38		(0.13)	66
14.50	45.63	10,128	1.24	*	1.36	*	1.24	*	1.36	*	(0.13)*	82

10.84	(1.17)	8,214	1.99		2.13		1.99		2.13		(0.83)	107
10.98	(9.41)	7,696	1.99		2.13		1.99		2.13		(0.81)	66
14.43	44.75	8,842	1.99	*	2.11	*	1.99	*	2.11	*	(0.88)*	82

10.96	(0.62)	326	1.49		1.63		1.49		1.63		(0.36)	107
11.04	(8.99)	255	1.49		1.63		1.49		1.63		(0.35)	66
14.48	45.25	35	1.49	*	1.61	*	1.49	*	1.61	*	(0.39)*	82

$10.27	6.57%	$206,779	0.67%		1.00%		0.67%		1.00%		0.26%	292%
9.85	0.09	35,497	0.67	*	1.16	*	0.67	*	1.16	*	0.00 *	235

10.28	6.55	5,012	0.77		1.10		0.77		1.10		(0.13)	292
9.85	0.08	298	0.77	*	1.26	*	0.77	*	1.26	*	0.77 *	235

10.26	6.07	41,055	1.12		1.45		1.12		1.45		(0.05)	292
9.85	(0.03)	1,398	1.12	*	1.61	*	1.12	*	1.61	*	(0.23)*	235

10.24	6.06	16,391	1.12		1.45		1.12		1.45		(0.19)	292
9.83	(0.16)	2,102	1.12	*	1.61	*	1.12	*	1.61	*	(0.26)*	235

Please see footnotes on page 24.

ANNUAL REPORT	MARCH 31, 2013	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Inflation Response Multi-Asset Fund (Cont.)
Class C
03/31/2013	$9.80	$(0.09)	$0.61	$0.52	$(0.06)	$(0.07)	$0.00	$(0.13)
08/31/2011 - 03/31/2012	10.00	(0.06)	(0.01)	(0.07)	(0.13)	0.00	0.00	(0.13)
Class R
03/31/2013	9.85	(0.02)	0.60	0.58	(0.06)	(0.07)	0.00	(0.13)
08/31/2011 - 03/31/2012	10.00	(0.04)	0.01	(0.03)	(0.12)	0.00	0.00	(0.12)

*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund’s advisory fee was decreased to an annual rate of 0.30%.
(c)	Effective October 1, 2008, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.
(d)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.

24	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$10.19	5.30%	$4,177	1.87%		2.20%		1.87%		2.20%		(0.90)%		292%
9.80	(0.61)	762	1.87	*	2.36	*	1.87	*	2.36	*	(1.14	)*	235

10.30	5.90	11	1.37		1.70		1.37		1.70		(0.15)		292
9.85	(0.28)	10	1.37	*	1.86	*	1.37	*	1.86	*	(0.71	)*	235

ANNUAL REPORT	MARCH 31, 2013	25

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Real Income 2019 Fund®	PIMCO Real Income 2029 Fund®	PIMCO Real Return Asset Fund	PIMCO RealEstate RealReturn Strategy Fund

Assets:
Investments, at value	$32,480	$24,304	$467,216	$2,445,701
Investments in Affiliates, at value	0	0	43,697	206,889
Repurchase agreements, at value	243	171	1,539	2,625
Cash	1	1	0	0
Deposits with counterparty	0	0	41	0
Foreign currency, at value	0	0	388	533
Receivable for investments sold	0	0	22,286	8,320
OTC swap premiums paid	0	0	318	561
Variation margin receivable on financial derivative instruments	0	0	28	0
Unrealized appreciation on foreign currency contracts	0	0	703	2,939
Unrealized appreciation on OTC swap agreements	0	0	230	52,206
Receivable for Fund shares sold	14	126	569	9,612
Interest and dividends receivable	100	87	2,458	7,612
Dividends receivable from Affiliates	0	0	7	44
Other assets	0	0	0	165
	32,838	24,689	539,480	2,737,207

Liabilities:
Payable for investments purchased	$0	$0	$1	$0
Payable for investments in Affiliates purchased	0	0	7	44
Payable for reverse repurchase agreements	0	0	105,271	580,544
Payable for sale-buyback financing transactions	0	0	21,628	65,694
Written options outstanding	0	0	458	960
OTC swap premiums received	0	0	41	203
Variation margin payable on financial derivative instruments	0	0	70	256
Unrealized depreciation on foreign currency contracts	0	0	651	1,559
Unrealized depreciation on OTC swap agreements	0	0	390	446
Deposits from counterparty	0	0	1,188	46,489
Payable for Fund shares redeemed	212	30	4,300	13,154
Dividends payable	60	15	14	0
Overdraft due to custodian	0	0	33	347
Accrued investment advisory fees	5	4	108	830
Accrued supervisory and administrative fees	9	6	91	581
Accrued distribution fees	4	3	0	226
Accrued servicing fees	5	1	0	129
Reimbursement to PIMCO	1	1	0	0
Other liabilities	0	0	1	0
	296	60	134,252	711,462

Net Assets	$32,542	$24,629	$405,228	$2,025,745

Net Assets Consist of:
Paid in capital	$31,550	$22,986	$250,992	$1,719,774
Undistributed (overdistributed) net investment income	(61)	(26)	13,660	147,827
Accumulated undistributed net realized gain	(1)	(1)	114,244	(20,313)
Net unrealized appreciation	1,054	1,670	26,332	178,457
	$32,542	$24,629	$405,228	$2,025,745

Cost of Investments	$31,426	$22,634	$442,287	$2,322,553
Cost of Investments in Affiliates	$0	$0	$43,693	$206,876
Cost of Repurchase Agreements	$243	$171	$1,539	$2,625
Cost of Foreign Currency Held	$0	$0	$392	$538
Premiums Received on Written Options	$0	$0	$1,954	$2,510

26	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(Amounts in thousands, except per share amounts)	PIMCO Real Income 2019 Fund®	PIMCO Real Income 2029 Fund®	PIMCO Real Return Asset Fund	PIMCO RealEstate RealReturn Strategy Fund

Net Assets:
Institutional Class	$3,052	$7,851	$389,932	$715,661
Class P	1,244	2,256	15,296	183,403
Class D	3,559	7,710	NA	485,211
Class A	18,209	4,534	NA	445,903
Class B	NA	NA	NA	1,821
Class C	6,478	2,278	NA	193,746

Shares Issued and Outstanding:
Institutional Class	388	715	40,248	137,662
Class P	158	206	1,579	35,691
Class D	454	706	NA	98,608
Class A	2,315	416	NA	90,864
Class B	NA	NA	NA	393
Class C	830	211	NA	42,517

Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	$7.88	$10.98	$9.69	$5.20
Class P	7.87	10.96	9.69	5.14
Class D	7.83	10.91	NA	4.92
Class A	7.87	10.91	NA	4.91
Class B	NA	NA	NA	4.64
Class C	7.80	10.80	NA	4.56

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

ANNUAL REPORT	MARCH 31, 2013	27

Consolidated Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO CommoditiesPLUS® Short Strategy Fund	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Assets:
Investments, at value	$3,259	$2,578,668	$163,849
Investments in Affiliates, at value	1,208	1,153,256	86,325
Repurchase agreements, at value	832	808,883	23,158
Cash	1	10,442	910
Deposits with counterparty	0	0	36
Foreign currency, at value	14	4,825	133
Receivable for investments sold	0	38,116	182
OTC swap premiums paid	11	404	112
Variation margin receivable on financial derivative instruments	8	0	76
Unrealized appreciation on foreign currency contracts	8	7,342	426
Unrealized appreciation on OTC swap agreements	158	31,141	1,070
Receivable for Fund shares sold	27	10,012	734
Interest and dividends receivable	8	8,456	331
Dividends receivable from Affiliates	0	315	74
Reimbursement receivable from PIMCO	0	550	17
Other assets	0	91	0
	5,534	4,652,501	277,433

Liabilities:
Payable for investments purchased	$0	$56,611	$872
Payable for investments in Affiliates purchased	0	315	74
Payable for sale-buyback financing transactions	0	40,210	0
Written options outstanding	2	15,662	825
OTC swap premiums received	0	108	0
Variation margin payable on financial derivative instruments	2	2,570	241
Unrealized depreciation on foreign currency contracts	5	7,904	529
Unrealized depreciation on OTC swap agreements	125	29,269	504
Deposits from counterparty	415	17,387	640
Payable for Fund shares redeemed	9	1,433	134
Accrued investment advisory fees	3	2,199	107
Accrued supervisory and administrative fees	2	1,190	69
Accrued distribution fees	0	14	9
Accrued servicing fees	0	17	4
	563	174,889	4,008

Net Assets	$4,971	$4,477,612	$273,425

Net Assets Consist of:
Paid in capital	$4,862	$4,421,103	$269,389
Undistributed (overdistributed) net investment income	136	36,855	669
Accumulated undistributed net realized gain (loss)	(93)	6,152	779
Net unrealized appreciation	66	13,502	2,588
	$4,971	$4,477,612	$273,425

Cost of Investments	$3,241	$2,559,304	$161,928
Cost of Investments in Affiliates	$1,208	$1,153,753	$85,988
Cost of Repurchase Agreements	$832	$808,883	$23,158
Cost of Foreign Currency Held	$14	$4,838	$134
Premiums Received on Written Options	$13	$30,818	$883

28	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(Amounts in thousands, except per share amounts)	PIMCO CommoditiesPLUS® Short Strategy Fund	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Net Assets:
Institutional Class	$2,814	$3,317,933	$206,779
Class P	38	1,033,837	5,012
Class D	880	41,048	41,055
Class A	1,097	76,254	16,391
Class C	142	8,214	4,177
Class R	NA	326	11

Shares Issued and Outstanding:
Institutional Class	357	299,576	20,132
Class P	5	93,725	488
Class D	112	3,724	4,002
Class A	140	6,935	1,600
Class C	19	757	410
Class R	NA	30	1

Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	$7.88	$11.07	$10.27
Class P	7.88	11.03	10.28
Class D	7.86	11.02	10.26
Class A	7.83	11.00	10.24
Class C	7.76	10.84	10.19
Class R	NA	10.96	10.30

*	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

ANNUAL REPORT	MARCH 31, 2013	29

Statements of Operations

Year Ended March 31, 2013
(Amounts in thousands)	PIMCO Real Income 2019 Fund®	PIMCO Real Income 2029 Fund®	PIMCO Real Return Asset Fund	PIMCO RealEstate RealReturn Strategy Fund

Investment Income:
Interest	$315	$277	$31,438	$38,640
Dividends	0	0	0	301
Dividends from Affiliate investments	0	0	296	1,088
Total Income	315	277	31,734	40,029

Expenses:
Investment advisory fees	53	41	2,502	11,270
Supervisory and administrative fees	91	63	2,101	7,034
Distribution and/or servicing fees - Class D	10	15	0	925
Distribution fees - Class B	0	0	0	15
Distribution fees - Class C	34	8	0	888
Servicing fees - Class A	29	9	0	716
Servicing fees - Class B	0	0	0	5
Servicing fees - Class C	17	4	0	296
Trustees’ fees	0	0	2	4
Interest expense	0	0	610	1,410
Miscellaneous expense	2	1	0	0
Total Expenses	236	141	5,215	22,563

Net Investment Income	79	136	26,519	17,466

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	575	258	231,447	97,057
Net realized (loss) on Affiliate investments	0	0	(27)	(374)
Net capital gain distributions received from Affiliate investments	0	0	5	30
Net realized gain (loss) on futures contracts	0	0	(119)	1,585
Net realized gain on written options	0	0	230	1,567
Net realized gain on swaps	0	0	752	332,796
Net realized gain on foreign currency transactions	0	0	2,592	6,217
Net change in unrealized appreciation (depreciation) on investments	(53)	685	(88,459)	97,538
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	(27)	5
Net change in unrealized (depreciation) on futures contracts	0	0	(101)	(87)
Net change in unrealized appreciation on written options	0	0	767	1,401
Net change in unrealized (depreciation) on swaps	0	0	(1,263)	(69,823)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	2,261	(3,927)
Net Gain	522	943	148,058	463,985

Net Increase in Net Assets Resulting from Operations	$601	$1,079	$174,577	$481,451

30	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Operations

Year Ended March 31, 2013
(Amounts in thousands)	PIMCO CommoditiesPLUS® Short Strategy Fund	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Investment Income:
Interest	$41	$43,293	$467
Dividends	0	0	46
Dividends from Affiliate investments	8	4,998	531
Miscellaneous income	0	1	0
Total Income	49	48,292	1,044

Expenses:
Investment advisory fees	53	26,355	794
Supervisory and administrative fees	31	13,614	339
Distribution and/or servicing fees - Class D	4	91	16
Distribution fees - Class C	1	52	13
Distribution fees - Class R	0	1	0
Servicing fees - Class A	2	159	18
Servicing fees - Class C	0	17	4
Servicing fees - Class R	0	1	0
Trustees’ fees	0	9	0
Interest expense	1	170	1
Miscellaneous expense	1	0	6
Total Expenses	93	40,469	1,191
Waiver and/or Reimbursement by PIMCO	(11)	(7,072)	(360)
Net Expenses	82	33,397	831

Net Investment Income	(33)	14,895	213

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	9	(8,762)	1,104
Net realized gain (loss) on Affiliate investments	(1)	11	(39)
Net capital gain distributions received from Affiliate investments	0	29	0
Net realized gain (loss) on futures contracts	15	47,163	(162)
Net realized gain on written options	9	15,592	248
Net realized gain (loss) on swaps	139	(84,757)	971
Net realized gain (loss) on foreign currency transactions	27	18,313	(149)
Net change in unrealized appreciation on investments	36	25,458	1,682
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	(879)	129
Net change in unrealized appreciation (depreciation) on futures contracts	1	(21,486)	(178)
Net change in unrealized appreciation on written options	7	9,484	54
Net change in unrealized appreciation on swaps	33	33,986	362
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	2	(3,078)	(102)
Net Gain	277	31,074	3,920

Net Increase in Net Assets Resulting from Operations	$244	$45,969	$4,133

ANNUAL REPORT	MARCH 31, 2013	31

Statements of Changes in Net Assets

	PIMCO Real Income 2019 Fund®		PIMCO Real Income 2029 Fund®		PIMCO Real Return Asset Fund		PIMCO RealEstateRealReturn Strategy Fund

(Amounts in thousands)	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$79	$320	$136	$203	$26,519	$95,976	$17,466	$35,279
Net realized gain	575	257	258	149	234,902	433,027	439,222	311,419
Net realized gain (loss) on Affiliate investments	0	0	0	0	(27)	90	(374)	131
Net capital gain distributions received from Affiliate investments	0	0	0	0	5	0	30	0
Net change in unrealized appreciation (depreciation)	(53)	663	685	772	(86,795)	57,564	25,102	170,312
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	0	0	(27)	31	5	8
Net increase resulting from operations	601	1,240	1,079	1,124	174,577	586,688	481,451	517,149

Distributions to Shareholders:
From net investment income
Institutional Class	(96)	(137)	(146)	(162)	(27,128)	(93,242)	(153,858)	(241,691)
Class P	(41)	(52)	(57)	(37)	(386)	(114)	(18,607)	(4,254)
Class D	(97)	(76)	(113)	(80)	0	0	(59,284)	(14,080)
Class A	(274)	(220)	(69)	(65)	0	0	(44,405)	(17,085)
Class B	0	0	0	0	0	0	(244)	(423)
Class C	(145)	(103)	(24)	(15)	0	0	(18,470)	(6,680)
From net realized capital gains
Institutional Class	0	0	0	0	(136,912)	(329,404)	(34,172)	(64,207)
Class P	0	0	0	0	(3,871)	(1,226)	(7,072)	(868)
Class D	0	0	0	0	0	0	(23,536)	(3,179)
Class A	0	0	0	0	0	0	(17,355)	(3,983)
Class B	0	0	0	0	0	0	(106)	(103)
Class C	0	0	0	0	0	0	(7,909)	(1,565)
Tax basis return of capital
Institutional Class	(397)	(474)	(247)	(130)	0	0	0	0
Class P	(174)	(177)	(98)	(30)	0	0	0	0
Class D	(439)	(264)	(209)	(69)	0	0	0	0
Class A	(1,256)	(816)	(130)	(57)	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	(725)	(420)	(52)	(14)	0	0	0	0
Class R	0	0	0	0	0	0	0	0

Total Distributions	(3,644)	(2,739)	(1,145)	(659)	(168,297)	(423,986)	(385,018)	(358,118)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	6,399	13,544	6,527	10,861	(2,045,834)	(446,512)	(504,101)	821,960

Total Increase (Decrease) in Net Assets	3,356	12,045	6,461	11,326	(2,039,554)	(283,810)	(407,668)	980,991

Net Assets:
Beginning of year	29,186	17,141	18,168	6,842	2,444,782	2,728,592	2,433,413	1,452,422
End of year*	$32,542	$29,186	$24,629	$18,168	$405,228	$2,444,782	$2,025,745	$2,433,413

*Including undistributed (overdistributed) net investment income of:	$(61)	$(60)	$(26)	$(9)	$13,660	$6,028	$147,827	$87,646

**	See note 13 in the Notes to Financial Statements.

32	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO CommoditiesPLUS® Short Strategy Fund		PIMCO CommoditiesPLUS® Strategy Fund		PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands)	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Period from August 31, 2011 to March 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$(33)	$(14)	$14,895	$7,854	$213	$(3)
Net realized gain (loss)	199	722	(12,451)	(23,661)	2,012	710
Net realized gain (loss) on Affiliate investments	(1)	(1)	11	47	(39)	(41)
Net capital gain distributions received from Affiliate investments	0	0	29	0	0	0
Net change in unrealized appreciation (depreciation)	79	93	44,364	(77,551)	1,818	433
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	(879)	346	129	208
Net increase (decrease) resulting from operations	244	800	45,969	(92,965)	4,133	1,307

Distributions to Shareholders:
From net investment income
Institutional Class	(615)	(9)	(19,566)	(322,840)	(1,582)	(456)
Class P	(2)	(0)^	(2,726)	(6,747)	(9)	(1)
Class D	(154)	(0)^	(15)	(6,660)	(61)	(6)
Class A	(123)	(1)	(95)	(4,992)	(85)	(6)
Class C	(22)	(0)^	(0)^	(1,446)	(12)	(6)
Class R	0	0	(0)^	(25)	0	(0)^
From net realized capital gains
Institutional Class	0	0	(3,518)	0	(857)	(9)
Class P	0	0	(512)	0	(4)	(0)^
Class D	0	0	(37)	0	(47)	(0)^
Class A	0	0	(73)	0	(59)	(0)^
Class C	0	0	(8)	0	(14)	(0)^
Class R	0	0	(0)^	0	0	(0)^

Total Distributions	(916)	(10)	(26,550)	(342,710)	(2,730)	(484)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	1,938	(1,960)	160,936	2,531,202	231,955	39,244

Total Increase (Decrease) in Net Assets	1,266	(1,170)	180,355	2,095,527	233,358	40,067

Net Assets:
Beginning of year or period	3,705	4,875	4,297,257	2,201,730	40,067	0
End of year or period*	$4,971	$3,705	$4,477,612	$4,297,257	$273,425	$40,067

*Including undistributed (overdistributed) net investment income of:	$136	$905	$36,855	$38,601	$669	$64

**	See note 13 in the Notes to Financial Statements.
^	Amount is less than $500.

ANNUAL REPORT	MARCH 31, 2013	33

Statement of Cash Flows

Year Ended March 31, 2013
(Amounts in thousands)	PIMCO Real Return Asset Fund	PIMCO RealEstateRealReturn Strategy Fund

Cash flows provided by operating activities:

Net increase in net assets resulting from operations	$174,577	$481,451

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(1,023,749)	(1,906,456)
Proceeds from sales of long-term securities	3,742,435	2,251,508
(Purchases) Proceeds from sales of short-term portfolio investments, net	58,666	(3,042)
(Increase) in deposits with counterparty	(37)	0
Decrease in receivable for investments sold	47,465	27,184
Decrease in interest and dividends receivable	14,541	2,942
Decrease in OTC swap premiums received (paid)	1,279	2,012
(Decrease) in payable for investments purchased	(359,563)	(222,439)
(Decrease) in deposits from counterparty	(3,990)	(58,837)
(Decrease) in accrued investment advisory fees	(558)	(177)
(Decrease) in accrued supervisory and administrative fees	(466)	(12)
Increase in accrued distribution fee	0	189
Increase in accrued servicing fee	0	85
(Decrease) in variation margin receivable (payable) on financial derivative instruments	(60)	(143)
Proceeds from currency transactions	2,656	6,220
Net change in unrealized (appreciation) depreciation on investments	88,459	(97,538)
Net change in unrealized (appreciation) depreciation on Affiliate investments	27	(5)
Net change in unrealized depreciation on futures contracts	101	87
Net change in unrealized (appreciation) on written options	(767)	(1,401)
Net change in unrealized depreciation on swaps	1,263	69,823
Net change in unrealized (appreciation) depreciation on translation of assets and liabilities in foreign currencies	(2,261)	3,927
Net realized (gain) on investments, written options and foreign currency transactions	(234,247)	(104,497)
Net amortization (accretion) on investments	9,374	26,243
Net cash provided by operating activities	2,515,145	477,124

Cash flows (used for) financing activities:
Proceeds from shares sold	299,233	1,732,945
Payment on shares redeemed	(2,509,830)	(2,594,499)
Cash dividend paid*	(5,576)	(20,176)
Increase in overdraft due to custodian	33	347
Proceeds from reverse repurchase agreements	1,285,641	2,954,119
Payments on reverse repurchase agreements	(1,612,723)	(2,621,905)
Proceeds from sale-buyback transactions	1,531,326	1,544,757
Payments on sale-buyback transactions	(1,509,698)	(1,479,063)
Proceeds from deposits from counterparty	11,792	9,248
Payments on deposits from counterparty	(12,154)	(8,046)
Net cash (used for) financing activities	(2,521,956)	(482,273)

Net Decrease in Cash and Foreign Currency	(6,811)	(5,149)

Cash and Foreign Currency:
Beginning of year	7,199	5,682
End of year	$388	$533

* Reinvestment of dividends	$162,713	$364,842

Supplemental disclosure of cash flow information:
Interest expense paid during the year	$863	$1,185

34	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Real Income 2019 Fund®

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 98.6%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	$1,946	$2,068
0.125% due 04/15/2017	1,470	1,587
0.125% due 01/15/2022	203	222
0.500% due 04/15/2015	1,403	1,474
0.625% due 07/15/2021	337	386
1.250% due 04/15/2014	1,436	1,484
1.250% due 07/15/2020	370	442
1.375% due 07/15/2018	2,168	2,542
1.375% due 01/15/2020	504	601
1.625% due 01/15/2015	1,398	1,492
1.625% due 01/15/2018	2,616	3,053
1.875% due 07/15/2013	1,015	1,036
1.875% due 07/15/2015	1,758	1,929
1.875% due 07/15/2019	2,286	2,802
2.000% due 01/15/2014	1,539	1,591

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 07/15/2014	$1,484	$1,572
2.000% due 01/15/2016	1,479	1,650
2.125% due 01/15/2019	2,226	2,719
2.500% due 07/15/2016	1,402	1,624
2.625% due 07/15/2017	1,500	1,806

Total U.S. Treasury Obligations (Cost $31,027)		32,080

SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS 0.7%
State Street Bank and Trust Co.
0.010% due 04/01/2013	243	243

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $250. Repurchase proceeds are $243.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.3%
0.151% due 03/06/2014 (a)	$400	$400

Total Short-Term Instruments (Cost $642)		643

Total Investments 100.6% (Cost $31,669)		$32,723

Other Assets and Liabilities (Net) (0.6%)		(181)

Net Assets 100.0%		$32,542

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
U.S. Treasury Obligations	$0	$32,080	$0	$32,080
Short-Term Instruments
Repurchase Agreements	0	243	0	243
U.S. Treasury Bills	0	400	0	400
	$0	$32,723	$0	$32,723

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	35

Schedule of Investments PIMCO Real Income 2029 Fund®

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 95.0%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	$662	$704
0.125% due 04/15/2017	456	492
0.125% due 01/15/2022	651	709
0.125% due 07/15/2022	1,151	1,257
0.125% due 01/15/2023	299	324
0.625% due 07/15/2021	541	620
1.125% due 01/15/2021	647	764
1.250% due 04/15/2014	326	337
1.250% due 07/15/2020	729	871
1.375% due 07/15/2018	475	557
1.375% due 01/15/2020	586	699
1.625% due 01/15/2015	446	476
1.625% due 01/15/2018	780	911
1.750% due 01/15/2028	962	1,226
1.875% due 07/15/2013	263	269
1.875% due 07/15/2015	503	552
1.875% due 07/15/2019	949	1,163
2.000% due 01/15/2014	380	393
2.000% due 07/15/2014	171	181

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 01/15/2016	$157	$175
2.000% due 01/15/2026	943	1,231
2.125% due 01/15/2019	468	571
2.375% due 01/15/2025	1,429	1,923
2.375% due 01/15/2027	1,283	1,751
2.500% due 07/15/2016	559	647
2.500% due 01/15/2029	1,094	1,533
2.625% due 07/15/2017	256	308
3.625% due 04/15/2028	904	1,415
3.875% due 04/15/2029	826	1,346

Total U.S. Treasury Obligations (Cost $21,735)		23,405

SHORT-TERM INSTRUMENTS 4.4%

REPURCHASE AGREEMENTS 0.7%
State Street Bank and Trust Co.
0.010% due 04/01/2013	171	171

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $175. Repurchase proceeds are $171.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 3.7%
0.135% due 02/06/2014 - 03/06/2014 (a)	$900	$899

Total Short-Term Instruments (Cost $1,070)		1,070

Total Investments 99.4% (Cost $22,805)		$24,475

Other Assets and Liabilities (Net) 0.6%		154

Net Assets 100.0%		$24,629

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
U.S. Treasury Obligations	$0	$23,405	$0	$23,405
Short-Term Instruments
Repurchase Agreements	0	171	0	171
U.S. Treasury Bills	0	899	0	899
	$0	$24,475	$0	$24,475

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

36	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Real Return Asset Fund

March 31, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.5%
AES Corporation
3.750% due 05/27/2018		$1,149	$1,167
Community Health Systems, Inc.
2.454% due 07/25/2014		32	32
HCA, Inc.
2.704% due 05/02/2016		1,800	1,807
Kabel Deutschland GmbH
4.119% due 12/31/2016	EUR	500	647
SeaWorld Parks & Entertainment, Inc.
4.000% due 08/17/2017		$450	455
Vodafone Americas Finance, Inc.
6.875% due 08/17/2015		1,218	1,249
Weather Channel
3.500% due 02/13/2017		488	495

Total Bank Loan Obligations (Cost $5,787)			5,852

CORPORATE BONDS & NOTES 4.1%

BANKING & FINANCE 0.7%
Everest Reinsurance Holdings, Inc.
5.400% due 10/15/2014		1,000	1,051
ICICI Bank Ltd.
2.038% due 02/24/2014		800	802
Intesa Sanpaolo SpA
3.125% due 01/15/2016		400	391
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		500	539

			2,783

INDUSTRIALS 3.4%
Mohawk Industries, Inc.
6.375% due 01/15/2016		7,000	7,840
NXP BV
2.945% due 10/15/2013	EUR	373	481
3.054% due 10/15/2013		$118	118
Pearson Dollar Finance PLC
5.700% due 06/01/2014		2,500	2,603
Rexam PLC
6.750% due 06/01/2013		2,900	2,954

			13,996

Total Corporate Bonds & Notes (Cost $15,679)			16,779

MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		740	711

Total Municipal Bonds & Notes (Cost $692)			711

U.S. GOVERNMENT AGENCIES 0.3%
Freddie Mac
0.484% due 09/25/2031		75	70
0.564% due 10/25/2029		562	551
5.000% due 11/15/2017		84	85
Small Business Administration
5.902% due 02/10/2018		419	463

Total U.S. Government Agencies (Cost $1,112)			1,169

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 95.2%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 07/15/2022 (d)	$22,028	$24,043
0.125% due 01/15/2023 (d)	12,370	13,373
0.625% due 02/15/2043	5,208	5,251
0.750% due 02/15/2042 (d)(i)	65,982	69,229
1.125% due 01/15/2021	316	373
1.250% due 07/15/2020	950	1,136
1.750% due 01/15/2028	17,896	22,810
1.875% due 07/15/2015	355	390
2.000% due 07/15/2014 (g)	733	776
2.000% due 01/15/2026	23,550	30,730
2.125% due 02/15/2040	12,784	18,079
2.375% due 01/15/2027	25,510	34,807
2.500% due 01/15/2029 (g)(h)	13,654	19,130
3.375% due 04/15/2032 (h)	27,169	43,827
3.625% due 04/15/2028 (d)(h)(i)	27,808	43,539
3.875% due 04/15/2029 (d)(e)(g)(h)	35,727	58,207

Total U.S. Treasury Obligations (Cost $361,394)		385,700

MORTGAGE-BACKED SECURITIES 4.3%
Adjustable Rate Mortgage Trust
2.972% due 11/25/2035	829	714
5.046% due 01/25/2036	543	510
Banc of America Commercial Mortgage Trust
0.372% due 06/10/2049	49	50
5.623% due 06/10/2049	49	49
Banc of America Funding Corp.
2.872% due 03/20/2036	713	647
Banc of America Re-REMIC Trust
5.634% due 02/17/2051	800	909
Bear Stearns Adjustable Rate Mortgage Trust
2.600% due 03/25/2035	262	265
2.975% due 01/25/2035	226	223
3.123% due 01/25/2035	759	756
Bear Stearns Alt-A Trust
0.825% due 08/25/2036^	2,034	783
2.869% due 11/25/2036	1,069	752
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035	123	123
2.270% due 09/25/2035	704	700
2.340% due 09/25/2035	735	726
2.600% due 05/25/2035	127	128
2.877% due 12/25/2035^	552	367
Countrywide Alternative Loan Trust
1.174% due 12/25/2035	676	497
2.895% due 02/25/2037^	428	364
6.000% due 01/25/2037^	670	542
Countrywide Home Loan Mortgage Pass-Through Trust
0.544% due 06/25/2035	332	300
2.889% due 04/20/2035	346	343
GMAC Mortgage Corp. Loan Trust
3.642% due 11/19/2035	619	595
3.643% due 06/19/2035	955	915
GSR Mortgage Loan Trust
2.675% due 09/25/2035	221	224
Homebanc Mortgage Trust
0.474% due 10/25/2035	114	96
JPMorgan Mortgage Trust
2.867% due 10/25/2035	637	599
5.217% due 11/25/2035	528	517
Merrill Lynch Mortgage Investors Trust
2.288% due 04/25/2035	325	328
Prime Mortgage Trust
5.000% due 02/25/2019	42	43

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Accredit Loans, Inc. Trust
0.384% due 06/25/2046		$282	$137
Residential Asset Securitization Trust
0.604% due 01/25/2046^		1,850	834
0.654% due 12/25/2036^		547	209
5.000% due 08/25/2019		258	266
6.250% due 10/25/2036^		513	384
Structured Adjustable Rate Mortgage Loan Trust
5.278% due 07/25/2035		415	387
Wachovia Mortgage Loan Trust LLC
5.398% due 10/20/2035		504	507
WaMu Mortgage Pass-Through Certificates
0.474% due 12/25/2045		201	189
0.494% due 07/25/2045		62	58
0.524% due 08/25/2045		149	140
Wells Fargo Mortgage-Backed Securities Trust
2.625% due 01/25/2035		544	540
2.641% due 03/25/2036		808	782

Total Mortgage-Backed Securities (Cost $17,954)			17,498

ASSET-BACKED SECURITIES 1.7%
ACE Securities Corp.
0.264% due 10/25/2036		64	21
American Money Management Corp. CLO Ltd.
0.513% due 05/03/2018		211	210
Bear Stearns Asset-Backed Securities Trust
1.204% due 10/25/2037		1,817	1,540
BlackRock Senior Income Series Corp.
0.542% due 04/20/2019		498	488
Citigroup Mortgage Loan Trust, Inc.
0.264% due 05/25/2037		120	119
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		53	55
Countrywide Asset-Backed Certificates
0.454% due 04/25/2036		242	236
1.104% due 10/25/2047		725	593
Credit-Based Asset Servicing and Securitization LLC
0.264% due 11/25/2036		34	17
Galaxy CLO Ltd.
0.541% due 04/25/2019		296	291
Harvest CLO S.A.
0.827% due 03/29/2017	EUR	137	175
HSI Asset Securitization Corp. Trust
0.474% due 02/25/2036		$500	314
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		1,005	565
Mountain View Funding CLO
0.564% due 04/15/2019		491	487
MSIM Peconic Bay Ltd.
0.582% due 07/20/2019		377	374
Navigare Funding CLO Ltd.
0.549% due 05/20/2019		386	384
Octagon Investment Partners Ltd.
0.587% due 11/28/2018		318	315
Pacifica CDO Ltd.
0.670% due 05/13/2016		29	29
Popular ABS Mortgage Pass-Through Trust
0.294% due 06/25/2047		443	394
Soundview Home Loan Trust
0.264% due 11/25/2036		424	162
Wood Street CLO BV
0.587% due 03/29/2021	EUR	215	271

Total Asset-Backed Securities (Cost $7,395)			7,040

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	37

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 6.0%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	2,900	$3,939
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2017	BRL	2,500	3,081
Canada Government Bond
3.000% due 12/01/2036 (a)	CAD	1,590	2,484
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (a)	EUR	497	615
2.100% due 09/15/2016 (a)		5,731	7,486
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	3,700	5,024
United Kingdom Gilt
0.125% due 03/22/2044 (a)	GBP	963	1,609
0.625% due 11/22/2042 (a)		116	224

Total Sovereign Issues (Cost $23,586)			24,462

SHORT-TERM INSTRUMENTS 13.1%

CERTIFICATES OF DEPOSIT 0.3%
Dexia Credit Local S.A.
1.650% due 09/12/2013		$1,200	1,205

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 0.8%
Santander S.A.
0.995% due 04/02/2013	$300	$300
2.200% due 04/02/2013	2,900	2,900

		3,200

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 04/01/2013	1,539	1,539

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $1,572. Repurchase proceeds are $1,539.)

SHORT-TERM NOTES 0.8%
Bank of America Corp.
0.000% due 11/27/2013	3,600	3,315

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 10.8%
PIMCO Short-Term Floating NAV Portfolio	4,366,652	$43,697

Total Short-Term Instruments (Cost $53,232)		52,956

PURCHASED OPTIONS (k) 0.1%
(Cost $688)		285

Total Investments 126.5% (Cost $487,519)		$512,452

Written Options (l) (0.1%) (Premiums $1,954)		(458)

Other Assets and Liabilities (Net) (26.4%)		(106,766)

Net Assets 100.0%		$405,228

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Fund.
(c)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $255,445 at a weighted average interest rate of 0.233%.
(d)	Securities with an aggregate market value of $105,964 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BOM	0.180%	03/06/2013	04/04/2013	$2,763	$(2,763)
	0.180%	03/07/2013	04/12/2013	2,142	(2,143)
	0.180%	03/08/2013	04/12/2013	10,939	(10,941)
BOS	0.220%	03/18/2013	04/18/2013	15,750	(15,751)
BSN	0.190%	03/01/2013	07/18/2013	230	(230)
	0.200%	03/05/2013	04/04/2013	230	(230)
JPS	0.170%	03/11/2013	05/10/2013	13,160	(13,161)
	0.210%	02/26/2013	04/08/2013	48,197	(48,207)
	0.230%	03/12/2013	04/08/2013	5,971	(5,971)
RDR	0.220%	03/11/2013	04/01/2013	5,873	(5,874)

				105,255	$(105,271)

(e)	Securities with an aggregate market value of $21,680 have been pledged or delivered as collateral for forward settling transactions, such as sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.
(f)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Sale-Buyback Financing Transactions (1)
MSC	0.260%	03/13/2013	04/02/2013	$21,622	$(21,628)

(1)	Payable for sale-buyback financing transactions includes $3 of deferred price drop on sale-buyback financing transactions.

(g)	Securities with an aggregate market value of $85 and cash of $33 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
10-Year Deliverable Interest Rate Swap June Futures	Short	06/2013	27	$5
90-Day Eurodollar March Futures	Long	03/2016	188	30

				$35

38	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(h)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $2,196 and cash of $8 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Pay	3-Month USD-LIBOR	1.000%	06/19/2018	$	34,200	$(71)	$(18)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		14,700	846	(35)

						$775	$(53)

(i)	Securities with an aggregate market value of $775 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(j)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Everest Reinsurance Holdings, Inc.	BRC	(0.535%	)	12/20/2014	0.404%	$	1,000	$(2)	$0	$(2)
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	0.622%		7,000	(192)	0	(192)
Pearson Dollar Finance PLC	MYC	(0.750%	)	06/20/2014	0.172%		2,500	(18)	0	(18)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.091%		2,900	(11)	0	(11)

								$(223)	$0	$(223)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	BPS	EUR	1,900	$39	$10	$29
Pay	1-Month EUR-FRCPXTOB Index	2.000%	07/25/2016	CBK		1,500	38	4	34
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	CBK		200	3	0	3
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	DUB		200	2	0	2
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	MYC		500	6	0	6
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	RYL		200	2	0	2
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BPS		200	2	0	2
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF		100	1	0	1
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		100	1	0	1
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	BPS		600	8	(6)	14
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	JPM		500	7	(5)	12
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	RYL		500	7	(5)	12
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	SOG		300	5	(2)	7
Pay	1-Year BRL-CDI	7.900%	01/02/2015	JPM	BRL	5,900	(14)	(21)	7
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		4,400	8	6	2
Pay	1-Year BRL-CDI	8.485%	01/02/2015	DUB		6,100	5	(1)	6
Pay	1-Year BRL-CDI	8.560%	01/02/2015	UAG		9,100	12	7	5
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS		39,700	300	243	57
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		16,000	(147)	16	(163)
Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017	GLM	$	1,800	(4)	0	(4)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		3,100	42	23	19
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		1,300	17	8	9

							$340	$277	$63

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	39

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

(k)	Purchased options outstanding as of March 31, 2013:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$	12,700	$646	$251

Foreign Currency Options
Description	Counterparty		Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus JPY	JPM	JPY	99.000	09/24/2013	$	1,100	$19	$15
Call - OTC USD versus JPY	BOA		99.000	09/24/2013		1,400	23	19

							$42	$34

(l)	Written options outstanding as of March 31, 2013:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note May Futures	$129.000	04/26/2013	6	$2	$0
Call - CBOT U.S. Treasury 10-Year Note May Futures	132.500	04/26/2013	6	2	(2)

				$4	$(2)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.500%	04/02/2013	$	14,900	$40	$(1)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	04/02/2013		14,900	57	(36)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	3,900	8	(1)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.850%	04/24/2013		3,800	5	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		1,500	3	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,600	5	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	$	1,700	6	(5)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		53,300	640	(82)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	04/29/2013		700	0	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.150%	04/29/2013		700	1	0
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013	EUR	2,900	13	(1)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		4,200	22	(2)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		700	3	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		900	5	0
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013		600	3	0
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		300	2	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	2,300	8	(8)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,300	16	(7)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,100	9	(8)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,100	15	(6)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,200	10	(8)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,200	13	(7)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,200	4	(4)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,200	7	(4)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		3,200	15	(12)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,200	24	(10)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		800	3	(3)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		800	5	(3)

								$942	$(209)

Foreign Currency Options
Description	Counterparty		Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus BRL	MSX	BRL	2.050	05/31/2013	$	500	$7	$(5)
Put - OTC USD versus JPY	BOA	JPY	89.000	04/16/2013		4,800	22	(3)
Call - OTC USD versus JPY	BPS		97.000	04/16/2013		4,800	33	(11)
Put - OTC USD versus JPY	BOA		88.000	09/24/2013		1,400	14	(15)
Put - OTC USD versus JPY	JPM		88.250	09/24/2013		1,100	11	(12)
Call - OTC USD versus JPY	JPM		104.000	09/24/2013		1,100	8	(6)
Call - OTC USD versus JPY	BOA		104.000	09/24/2013		1,400	9	(8)

							$104	$(60)

40	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

Inflation-Capped Options
Description	Counterparty	Initial Index	Floating Rate	Expiration Date (5)	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$	93,600	$834	$(167)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020		8,500	64	(14)
Floor - OTC YOY CPURNSA Index	DUB	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		600	6	(6)

							$904	$(187)

(5)	YOY options may have a series of expirations.

Transactions in written call and put options for the period ended March 31, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$559,000	EUR	0	$4,682
Sales	114	269,200		23,400	1,498
Closing Buys	0	(209,300)		0	(1,832)
Expirations	(102)	(340,100)		(2,000)	(2,142)
Exercised	0	(51,200)		0	(252)

Balance at 03/31/2013	12	$227,600	EUR	21,400	$1,954

(m)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	AUD	29,366	$	30,179	JPM	$0	$(393)	$(393)
04/2013		868		901	RBC	0	(3)	(3)
04/2013	BRL	1,457		724	FBF	2	0	2
04/2013		1,457		705	UAG	0	(16)	(16)
04/2013	EUR	33		43	DUB	1	0	1
04/2013		9,017		11,982	GLM	424	0	424
04/2013		1,258		1,630	HUS	17	0	17
04/2013	MXN	407		31	JPM	0	(2)	(2)
04/2013		20,437		1,600	UAG	0	(54)	(54)
04/2013	$	21,533	AUD	20,635	FBF	0	(50)	(50)
04/2013		741	BRL	1,457	FBF	0	(20)	(20)
04/2013		724		1,457	UAG	0	(2)	(2)
04/2013		1,393	EUR	1,083	BPS	0	(5)	(5)
04/2013		139		107	CBK	0	(2)	(2)
04/2013		152		117	RBC	0	(2)	(2)
04/2013		129		98	RYL	0	(4)	(4)
04/2013		800	MXN	10,507	DUB	51	0	51
04/2013		783		10,337	HUS	54	0	54
05/2013	EUR	8,903	$	11,381	BPS	0	(33)	(33)
06/2013	BRL	1,457		735	FBF	19	0	19
06/2013		424		209	MSC	0	0	0
06/2013		383		191	UAG	3	0	3
06/2013	CAD	4,450		4,328	BRC	0	(45)	(45)
06/2013	GBP	905		1,379	BRC	4	0	4
06/2013		170		256	MSC	0	(2)	(2)
06/2013		246		372	RBC	0	(2)	(2)
06/2013		2,185		3,304	RYL	0	(15)	(15)
06/2013	$	209	BRL	424	DUB	0	0	0
06/2013		89		178	HUS	0	(1)	(1)
06/2013		1,689	CAD	1,720	DUB	1	0	1
06/2013		337	GBP	226	BPS	7	0	7
06/2013		1,370		909	DUB	10	0	10
06/2013		1,589		1,058	RYL	18	0	18
06/2013		1,000	MXN	12,814	HUS	29	0	29
06/2013		1,888		24,284	UAG	63	0	63

						$703	$(651)	$52

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	41

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$4,603	$1,249	$5,852
Corporate Bonds & Notes
Banking & Finance	0	2,783	0	2,783
Industrials	0	13,996	0	13,996
Municipal Bonds & Notes
California	0	711	0	711
U.S. Government Agencies	0	1,169	0	1,169
U.S. Treasury Obligations	0	385,700	0	385,700
Mortgage-Backed Securities	0	16,589	909	17,498
Asset-Backed Securities	0	7,040	0	7,040
Sovereign Issues	0	24,462	0	24,462
Short-Term Instruments
Certificates of Deposit	0	1,205	0	1,205
Commercial Paper	0	3,200	0	3,200
Repurchase Agreements	0	1,539	0	1,539
Short-Term Notes	0	3,315	0	3,315
Central Funds Used for Cash Management Purposes	43,697	0	0	43,697

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Purchased Options
Foreign Exchange Contracts	$0	$34	$0	$34
Interest Rate Contracts	0	251	0	251
	$43,697	$466,597	$2,158	$512,452

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	0	703	0	703
Interest Rate Contracts	35	230	0	265
	$35	$933	$0	$968

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(223)	0	(223)
Foreign Exchange Contracts	0	(711)	0	(711)
Interest Rate Contracts	0	(431)	(187)	(618)
	$0	$(1,365)	$(187)	$(1,552)

Totals	$43,732	$466,165	$1,971	$511,868

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Investments, at value
Bank Loan Obligations	$0	$0	$0	$0	$0	$0	$1,249	$0	$1,249	$0
Corporate Bonds & Notes
Industrials	525	0	(544)	0	44	(25)	0	0	0	0
Mortgage-Backed Securities	0	0	0	0	0	0	909	0	909	0

	$525	$0	$(544)	$0	$44	$(25)	$2,158	$0	$2,158	$0

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(213)	$38	$(6)	$0	$161	$(167)	$0	$0	$(187)	$(4)

Totals	$312	$38	$(550)	$0	$205	$(192)	$2,158	$0	$1,971	$(4)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$1,249	Third Party Vendor	Broker Quote	103.25
Mortgage-Backed Securities	909	Benchmark Pricing	Base Price	113.61

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(187)	Indicative Market Quotations	Broker Quote	0.16-0.92

Total	$1,971

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

42	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$34	$251	$285
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	28	28
Unrealized appreciation on foreign currency contracts	0	0	0	703	0	703
Unrealized appreciation on OTC swap agreements	0	0	0	0	230	230

	$0	$0	$0	$737	$509	$1,246

Liabilities:
Written options outstanding	$0	$0	$0	$60	$398	$458
Variation margin payable on financial derivative instruments (2)	0	0	0	0	70	70
Unrealized depreciation on foreign currency contracts	0	0	0	651	0	651
Unrealized depreciation on OTC swap agreements	0	223	0	0	167	390

	$0	$223	$0	$711	$635	$1,569

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(93)	$(93)
Net realized (loss) on futures contracts	0	0	0	0	(119)	(119)
Net realized gain on written options	0	0	0	19	211	230
Net realized gain (loss) on swaps	1	(10)	0	0	761	752
Net realized gain on foreign currency transactions	0	0	0	3,319	0	3,319

	$1	$(10)	$0	$3,338	$760	$4,089

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$(7)	$(395)	$(402)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(101)	(101)
Net change in unrealized appreciation on written options	0	0	0	44	723	767
Net change in unrealized (depreciation) on swaps	0	(236)	0	0	(1,027)	(1,263)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	2,201	0	2,201

	$0	$(236)	$0	$2,238	$(800)	$1,202

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $35 and open centrally cleared swaps cumulative (depreciation) of $(53) as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(24)	$0	$(24)
BPS	49	0	49
BRC	(70)	0	(70)
CBK	(128)	0	(128)
DUB	231	(260)	(29)
FBF	(49)	0	(49)
GLM	230	(280)	(50)
HUS	399	(300)	99
JPM	(413)	775	362
MSC	(2)	(10)	(12)
MSX	(5)	0	(5)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	43

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

March 31, 2013

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
MYC	$(34)	$0	$(34)
RBC	(7)	0	(7)
RYL	2	0	2
SOG	5	0	5
UAG	(186)	0	(186)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

44	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund

March 31, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
Community Health Systems, Inc.
2.454% due 07/25/2014		$32	$32
HCA, Inc.
2.704% due 05/02/2016		1,800	1,807
Kabel Deutschland GmbH
4.119% due 12/31/2016	EUR	200	259
SeaWorld Parks & Entertainment, Inc.
4.000% due 08/17/2017		$450	455
Vodafone Americas Finance, Inc.
6.875% due 08/17/2015		332	341
Weather Channel
3.500% due 02/13/2017		488	495

Total Bank Loan Obligations (Cost $3,362)			3,389

CORPORATE BONDS & NOTES 5.3%

BANKING & FINANCE 5.2%
Abbey National Treasury Services PLC
1.881% due 04/25/2014		200	202
Ally Financial, Inc.
2.487% due 12/01/2014		1,100	1,102
3.492% due 02/11/2014		1,800	1,833
3.680% due 06/20/2014		100	103
4.500% due 02/11/2014		600	614
6.750% due 12/01/2014		500	539
American International Group, Inc.
3.650% due 01/15/2014		1,800	1,843
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,300	1,375
Banco Santander Brasil S.A.
2.380% due 03/18/2014		6,600	6,618
4.250% due 01/14/2016		1,600	1,676
Bank of America Corp.
1.722% due 01/30/2014		1,500	1,513
Bank of America Corp. Inflation Linked Bond
4.711% due 04/29/2025	MXN	2,000	189
BBVA Bancomer S.A.
6.500% due 03/10/2021		$1,300	1,482
BPCE S.A.
2.046% due 02/07/2014		9,000	9,101
Cie de Financement Foncier S.A.
2.125% due 04/22/2013		11,400	11,409
CIT Group, Inc.
5.250% due 04/01/2014		3,000	3,124
Citigroup, Inc.
1.755% due 01/13/2014		2,000	2,019
Credit Agricole Home Loan SFH
1.052% due 07/21/2014		2,800	2,807
Danske Bank A/S
1.355% due 04/14/2014		7,500	7,543
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		1,900	1,960
8.000% due 06/01/2014		500	538
GATX Financial Corp.
5.800% due 03/01/2016		300	334
International Lease Finance Corp.
6.500% due 09/01/2014		300	321
6.750% due 09/01/2016		300	340
7.125% due 09/01/2018		600	708
IPIC GMTN Ltd.
3.125% due 11/15/2015		5,000	5,242
Morgan Stanley
1.902% due 01/24/2014		9,200	9,278
RCI Banque S.A.
2.175% due 04/11/2014		7,500	7,500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Corp.
5.050% due 11/14/2014		$500	$530
6.250% due 01/25/2016		5,600	6,146
Societe Generale S.A.
1.355% due 04/11/2014		8,000	8,049
Stone Street Trust
5.902% due 12/15/2015		7,000	7,613
Turkiye Garanti Bankasi A/S
2.802% due 04/20/2016		900	900

			104,551

INDUSTRIALS 0.1%
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		700	649
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		472	542

			1,191

UTILITIES 0.0%
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		300	321
7.343% due 04/11/2013		200	200
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	2,000	21
1.850% due 07/28/2014		2,000	21

			563

Total Corporate Bonds & Notes (Cost $103,493)			106,305

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		$100	86

Total Municipal Bonds & Notes (Cost $94)			86

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
0.884% due 02/25/2041		1,695	1,709
1.375% due 09/01/2044		28	29
1.378% due 10/01/2044		33	34
Freddie Mac
0.803% due 12/15/2037		1,829	1,848
2.225% due 07/01/2036		232	247
2.603% due 09/01/2036		218	232
2.690% due 10/01/2036		153	164
NCUA Guaranteed Notes
0.763% due 12/08/2020		1,385	1,391
2.650% due 10/29/2020		2,751	2,906

Total U.S. Government Agencies (Cost $8,333)			8,560

U.S. TREASURY OBLIGATIONS 100.8%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022 (h)		111,499	121,499
0.125% due 07/15/2022 (d)		197,653	215,735
0.125% due 01/15/2023 (d)		128,486	138,905
0.625% due 07/15/2021		102,980	117,977
0.625% due 02/15/2043		23,836	24,035
0.750% due 02/15/2042		433	454
1.125% due 01/15/2021 (d)(e)		204,509	241,433
1.250% due 07/15/2020 (d)(g)(h)(i)		197,122	235,776

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.375% due 01/15/2020		$49,194	$58,675
1.625% due 01/15/2015		42,327	45,174
1.750% due 01/15/2028		46,745	59,581
1.875% due 07/15/2015		1,657	1,819
1.875% due 07/15/2019		32,891	40,320
2.000% due 01/15/2026		92,346	120,497
2.125% due 01/15/2019		4,504	5,501
2.125% due 02/15/2040		68,607	97,025
2.125% due 02/15/2041		3,680	5,230
2.375% due 01/15/2025		46,785	62,948
2.375% due 01/15/2027 (d)(e)(g)(h)(i)		166,298	226,905
2.500% due 01/15/2029		12,870	18,032
3.375% due 04/15/2032		11,416	18,415
3.625% due 04/15/2028 (g)		42,424	66,424
3.875% due 04/15/2029		73,327	119,465

Total U.S. Treasury Obligations (Cost $1,926,611)			2,041,825

MORTGAGE-BACKED SECURITIES 2.8%
Arran Residential Mortgages Funding PLC
1.426% due 11/19/2047	EUR	1,081	1,389
Banc of America Commercial Mortgage Trust
0.372% due 06/10/2049		$14	14
5.492% due 02/10/2051		210	242
5.623% due 06/10/2049		14	14
Banc of America Large Loan Trust
2.503% due 11/15/2015		5,430	5,474
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		28	28
2.320% due 08/25/2035		53	54
2.600% due 03/25/2035		86	87
2.793% due 03/25/2035		25	25
3.123% due 01/25/2035		380	378
Chase Mortgage Finance Corp.
5.159% due 12/25/2035		272	268
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035		36	36
2.340% due 09/25/2035		59	58
2.600% due 05/25/2035		25	26
2.823% due 03/25/2034		293	292
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		99	116
Countrywide Alternative Loan Trust
0.374% due 05/25/2047		5,928	4,785
Countrywide Home Loan Mortgage Pass-Through Trust
0.544% due 06/25/2035		213	193
Credit Suisse Mortgage Pass-Through Certificates
5.467% due 09/15/2039		197	222
Granite Master Issuer PLC
0.319% due 12/20/2054	EUR	943	1,191
GS Mortgage Securities Corp.
1.456% due 03/06/2020		$1,000	1,003
4.592% due 08/10/2043		1,100	1,274
GSR Mortgage Loan Trust
2.675% due 09/25/2035		221	224
2.776% due 01/25/2036		402	364
Holmes Master Issuer PLC
1.545% due 10/15/2054	EUR	4,581	5,926
Homebanc Mortgage Trust
0.474% due 10/25/2035		$380	321
Indus (Eclipse) PLC
0.681% due 01/25/2020	GBP	2,465	3,594
JPMorgan Mortgage Trust
5.192% due 06/25/2035		$1,367	1,386

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	45

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		$210	$240
Merrill Lynch Mortgage Investors Trust
1.760% due 10/25/2035		189	186
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	116
Morgan Stanley Capital Trust
5.889% due 06/11/2049		330	386
Permanent Master Issuer PLC
1.495% due 07/15/2042	EUR	800	1,034
RBSSP Resecuritization Trust
2.751% due 07/26/2045		$4,607	4,718
Residential Asset Securitization Trust
0.604% due 01/25/2046^		573	258
Silenus European Loan Conduit Ltd.
0.376% due 05/15/2019	EUR	1,312	1,593
Structured Adjustable Rate Mortgage Loan Trust
5.272% due 03/25/2036^		$659	549
5.500% due 12/25/2034		725	712
Thornburg Mortgage Securities Trust
6.104% due 09/25/2037		1,600	1,640
WaMu Mortgage Pass-Through Certificates
0.474% due 07/25/2045		2,077	1,945
0.514% due 01/25/2045		641	620
0.524% due 08/25/2045		10,307	9,706
1.247% due 01/25/2046		4,023	3,787
Wells Fargo Mortgage-Backed Securities Trust
2.641% due 03/25/2036		462	447
5.151% due 10/25/2035		209	207

Total Mortgage-Backed Securities (Cost $53,929)			57,128

ASSET-BACKED SECURITIES 2.1%
American Money Management Corp. CLO Ltd.
0.513% due 05/03/2018		176	175
Ares CLO Ltd.
0.508% due 03/12/2018		344	341
Babson CLO Inc.
0.542% due 11/10/2019		992	977
BlackRock Senior Income Series Corp.
0.542% due 04/20/2019		498	488
Callidus Debt Partners CLO Fund Ltd.
0.563% due 04/17/2020		1,579	1,572
Citibank Omni Master Trust
2.953% due 08/15/2018		7,000	7,248
Countrywide Asset-Backed Certificates
0.384% due 07/25/2036		636	619
0.454% due 04/25/2036		173	168
Cumberland CLO Ltd.
0.542% due 11/10/2019		255	255
Duane Street CLO Ltd.
0.543% due 11/08/2017		205	204
Galaxy CLO Ltd.
0.541% due 04/25/2019		493	485
Harvest CLO S.A.
0.827% due 03/29/2017	EUR	76	97

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hillmark Funding
0.539% due 05/21/2021		$5,900	$5,766
HSI Asset Securitization Corp. Trust
0.474% due 02/25/2036		500	314
Magi Funding PLC
0.671% due 04/11/2021	EUR	1,021	1,280
Mountain View Funding CLO
0.564% due 04/15/2019		$491	487
MSIM Peconic Bay Ltd.
0.582% due 07/20/2019		377	374
Octagon Investment Partners Ltd.
0.587% due 11/28/2018		318	315
Pacifica CDO Ltd.
0.670% due 05/13/2016		29	29
Park Place Securities, Inc.
0.884% due 12/25/2034		1,099	1,098
Plymouth Rock CLO Ltd.
1.790% due 02/16/2019		266	266
Saxon Asset Securities Trust
0.999% due 03/25/2035		1,821	1,601
4.034% due 06/25/2033		248	253
SLC Student Loan Trust
4.750% due 06/15/2033		6,053	5,749
SLM Student Loan Trust
0.463% due 12/15/2023	EUR	4,963	6,225
0.473% due 09/15/2021		1,668	2,130
3.500% due 08/17/2043		$4,165	3,997
Wind River CLO Ltd.
0.610% due 12/19/2016		133	132
Wood Street CLO BV
0.587% due 03/29/2021	EUR	157	198

Total Asset-Backed Securities (Cost $43,680)			42,843

SOVEREIGN ISSUES 6.4%
Canada Government Bond
1.500% due 12/01/2044 (a)	CAD	1,469	1,868
4.250% due 12/01/2021 (a)		18,835	26,150
Instituto de Credito Oficial
1.961% due 03/25/2014	EUR	8,800	11,138
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (a)		1,490	1,843
2.100% due 09/15/2016 (a)		25,238	32,967
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	2,500	3,169
2.750% due 11/20/2025		25,900	35,167
United Kingdom Gilt
0.125% due 03/22/2044 (a)	GBP	4,462	7,452
1.250% due 11/22/2017 (a)		3,172	5,740
Xunta de Galicia
5.763% due 04/03/2017	EUR	2,200	2,919
6.131% due 04/03/2018		1,300	1,740

Total Sovereign Issues (Cost $127,226)			130,153

	SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 1.9%
AvalonBay Communities, Inc.	150,884	$19,113
Equity Residential	349,677	19,253

Total Real Estate Investment Trusts (Cost $38,350)		38,366

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.2%

CERTIFICATES OF DEPOSIT 0.3%
Dexia Credit Local S.A.
1.650% due 09/12/2013	$5,300	5,321

COMMERCIAL PAPER 0.6%
Santander S.A.
0.995% due 04/02/2013	6,000	6,000
1.710% due 10/11/2013	2,300	2,287
2.200% due 04/02/2013	3,000	3,000

		11,287

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.210% due 04/01/2013	2,100	2,100
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2043 valued at $2,150. Repurchase proceeds are $2,100.)
State Street Bank and Trust Co.
0.010% due 04/01/2013	525	525
(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $536. Repurchase proceeds are $525.)

		2,625

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 10.2%
PIMCO Short-Term Floating NAV Portfolio	20,674,436	206,889

Total Short-Term Instruments (Cost $226,080)		226,122

PURCHASED OPTIONS (k) 0.0%
(Cost $896)		438

Total Investments 131.1% (Cost $2,532,054)		$2,655,215

Written Options (l) (0.0%) (Premiums $2,510)		(960)

Other Assets and Liabilities (Net) (31.1%)		(628,510)

Net Assets 100.0%		$2,025,745

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Fund.
(c)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $542,539 at a weighted average interest rate of 0.242%.

46	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(d)	Securities with an aggregate market value of $583,770 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BOM	0.180%	03/08/2013	04/12/2013	$78,829	$(78,838)
	0.200%	02/26/2013	04/08/2013	217,641	(217,682)
BSN	0.180%	02/11/2013	06/04/2013	1,376	(1,377)
	0.180%	02/27/2013	04/23/2013	11,125	(11,127)
	0.180%	02/27/2013	07/17/2013	14,378	(14,380)
	0.190%	03/01/2013	07/18/2013	40,095	(40,101)
	0.190%	03/04/2013	07/18/2013	32,192	(32,197)
	0.200%	03/05/2013	04/04/2013	22,554	(22,557)
JPS	0.170%	02/07/2013	05/10/2013	91,806	(91,829)
	0.230%	03/12/2013	04/08/2013	4,371	(4,371)
	0.240%	03/18/2013	04/11/2013	66,079	(66,085)

					$(580,544)

(e)	Securities with an aggregate market value of $65,450 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.
(f)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Sale-Buyback Financing Transactions (1)
BPS	0.220%	03/26/2013	04/19/2013	$9,660	$(9,698)
BRC	0.280%	03/28/2013	04/12/2013	48,085	(48,201)
GLM	0.230%	03/27/2013	04/12/2013	7,777	(7,795)

					$(65,694)

(1)	Payable for sale-buyback financing transactions includes $165 of deferred price drop on sale-buyback financing transactions.

(g)	Securities with an aggregate market value of $1,478 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2016	665	$128
90-Day Eurodollar September Futures	Long	09/2015	332	69
U.S. Treasury 30-Year Bond June Futures	Long	06/2013	300	450

				$647

(h)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $3,184 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$	31,700	$1,823	$(197)

(i)	Securities with an aggregate market value of $577 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(j)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Buy Protection (2)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
GATX Financial Corp.	CBK	(1.070%	)	03/20/2016	0.540%	$	300	$(5)	$0	$(5)
Societe Generale S.A.	BRC	(1.000%	)	06/20/2014	0.825%		5,300	(11)	206	(217)
Societe Generale S.A.	FBF	(3.000%	)	06/20/2014	0.825%	EUR	2,000	(70)	13	(83)

								$(86)	$219	$(305)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	47

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.611%	$	600	$(24)	$(20)	$(4)
SLM Corp.	BOA	5.000%	03/20/2016	1.691%		700	68	(6)	74
SLM Corp.	GST	5.000%	03/20/2016	1.691%		1,500	144	5	139

							$188	$(21)	$209

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	BPS	EUR	7,100	$144	$52	$92
Pay	1-Month EUR-FRCPXTOB Index	2.000%	09/01/2016	BPS		5,500	130	7	123
Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	FBF		1,200	22	7	15
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	CBK		800	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	DUB		900	12	1	11
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	MYC		3,000	39	1	38
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	RYL		900	12	1	11
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BPS		1,900	17	(6)	23
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF		1,500	13	2	11
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		1,200	10	4	6
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	BPS		4,800	65	(45)	110
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	JPM		1,500	21	(14)	35
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	RYL		1,500	21	(14)	35
Pay	1-Year BRL-CDI	7.900%	01/02/2015	JPM	BRL	27,100	(62)	(97)	35
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		21,200	38	27	11
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		109,800	203	131	72
Pay	1-Year BRL-CDI	8.485%	01/02/2015	DUB		27,900	22	0	22
Pay	1-Year BRL-CDI	8.560%	01/02/2015	UAG		67,400	87	35	52
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		12,300	(113)	6	(119)
Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017	GLM	$	7,400	(18)	0	(18)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		3,100	41	24	17
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		5,200	70	38	32

							$784	$160	$624

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTFT Index	107,280	1-Month USD-LIBOR plus a specified spread	$	705,315	04/30/2013	BOA	$18,574
Receive	DWRTFT Index	17,588	1-Month USD-LIBOR plus a specified spread		115,634	01/31/2014	BOA	3,040
Receive	DWRTFT Index	24,807	1-Month USD-LIBOR plus a specified spread		163,092	05/31/2013	BRC	4,282
Receive	DWRTFT Index	1,298	1-Month USD-LIBOR plus a specified spread		8,760	06/28/2013	CBK	0
Receive	DWRTFT Index	33,407	1-Month USD-LIBOR plus a specified spread		219,635	01/31/2014	FBF	5,763
Receive	DWRTFT Index	2,895	1-Month USD-LIBOR plus a specified spread		19,297	03/31/2014	FBF	0
Pay	DWRTFT Index	1,968	1-Month USD-LIBOR plus a specified spread		13,121	03/31/2014	FBF	0
Receive	DWRTFT Index	27,370	1-Month USD-LIBOR plus a specified spread		179,946	05/31/2013	RYL	4,757
Receive	DWRTFT Index	4,631	1-Month USD-LIBOR plus a specified spread		30,444	07/31/2013	RYL	804
Receive	DWRTFT Index	57,958	1-Month USD-LIBOR plus a specified spread		381,047	08/30/2013	RYL	10,065
Receive	DWRTFT Index	22,735	1-Month USD-LIBOR plus a specified spread		149,472	09/30/2013	RYL	3,947

								$51,232

48	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(k)	Purchased options outstanding as of March 31, 2013:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$	13,600	$692	$269

Foreign Currency Options
Description	Counterparty		Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus JPY	JPM	JPY	99.000	09/24/2013	$	5,500	$95	$76
Call - OTC USD versus JPY	BOA		99.000	09/24/2013		6,700	109	93

							$204	$169

(l)	Written options outstanding as of March 31, 2013:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note May Futures	$129.000	04/26/2013	27	$11	$(1)
Call - CBOT U.S. Treasury 10-Year Note May Futures	132.500	04/26/2013	27	7	(8)

				$18	$(9)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.500%	04/02/2013	$	54,000	$145	$(3)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	04/02/2013		54,000	207	(129)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	18,200	38	(4)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.850%	04/24/2013		15,700	22	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		6,300	11	(2)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		3,800	8	(1)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		5,000	9	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	$	8,300	28	(26)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		57,200	686	(88)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	04/29/2013		3,200	1	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.150%	04/29/2013		3,200	3	(2)
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013	EUR	12,900	56	(2)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		16,800	87	(7)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		2,800	13	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		4,200	21	(2)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013		2,000	9	0
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,600	9	(1)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	10,500	37	(38)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		10,500	73	(32)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		8,700	39	(32)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		8,700	63	(27)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		8,500	41	(31)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		8,500	50	(26)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		5,800	20	(21)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		5,800	36	(18)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		13,300	62	(49)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		13,300	98	(41)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		7,200	25	(26)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		7,200	34	(22)

								$1,931	$(632)

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus BRL	FBF	BRL	2.050	05/31/2013	$	2,500	$35	$(28)
Put - OTC USD versus JPY	BOA	JPY	89.000	04/16/2013		18,500	86	(10)
Call - OTC USD versus JPY	BPS		97.000	04/16/2013		18,500	126	(42)
Put - OTC USD versus JPY	BOA		88.000	09/24/2013		6,700	65	(71)
Put - OTC USD versus JPY	JPM		88.250	09/24/2013		5,500	56	(62)
Call - OTC USD versus JPY	JPM		104.000	09/24/2013		5,500	39	(31)
Call - OTC USD versus JPY	BOA		104.000	09/24/2013		6,700	44	(38)

							$451	$(282)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	49

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date (6)	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$38	$(8)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	900	12	(2)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	10/13/2020	4,000	39	(7)
Floor - OTC YOY CPURNSA Index	DUB	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	2,200	21	(20)

						$110	$(37)

(6)	YOY options may have a series of expirations.

Transactions in written call and put options for the period ended March 31, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$273,200	EUR	0	$3,212
Sales	214	930,800		97,800	4,044
Closing Buys	0	(101,300)		0	(811)
Expirations	(160)	(544,400)		(8,500)	(3,008)
Exercised	0	(195,100)		0	(927)

Balance at 03/31/2013	54	$363,200	EUR	89,300	$2,510

(m)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	AUD	37,299	$	38,343	BOA	$0	$(488)	$(488)
04/2013		4,330		4,495	RBC	0	(12)	(12)
04/2013	BRL	15,981		8,129	FBF	220	0	220
04/2013		15,981		7,936	UAG	27	0	27
04/2013	MXN	2,365		186	BPS	0	(6)	(6)
04/2013		55,835		4,361	HUS	0	(159)	(159)
04/2013	$	7,936	BRL	15,981	FBF	0	(27)	(27)
04/2013		7,729		15,981	UAG	180	0	180
04/2013		1,700	MXN	22,327	DUB	107	0	107
04/2013		2,642		34,888	HUS	182	0	182
04/2013		75		984	JPM	4	0	4
04/2013		765	ZAR	6,914	GLM	0	(16)	(16)
04/2013		342		3,063	UAG	0	(10)	(10)
04/2013	ZAR	15,819	$	1,816	HUS	102	0	102
05/2013	AUD	420		433	CBK	0	(3)	(3)
06/2013	BRL	2,153		1,059	FBF	1	0	1
06/2013		1,904		951	UAG	16	0	16
06/2013	CAD	28,995		28,199	BRC	0	(293)	(293)
06/2013	EUR	35,162		45,965	BRC	868	0	868
06/2013		22,480		29,242	DUB	411	0	411
06/2013		6,039		7,826	FBF	80	0	80
06/2013	GBP	10,139		15,342	BRC	22	(80)	(58)
06/2013		1,470		2,216	DUB	0	(17)	(17)
06/2013		13,778		20,714	WST	0	(213)	(213)
06/2013	$	8,066	BRL	15,981	FBF	0	(212)	(212)
06/2013		440		880	HUS	0	(7)	(7)
06/2013		1,059		2,153	UAG	0	(1)	(1)
06/2013		597	EUR	460	CBK	0	(7)	(7)
06/2013		434		332	MSC	0	(8)	(8)
06/2013		15,656	GBP	10,495	CBK	284	0	284
06/2013		2,638		1,757	RBC	31	0	31
06/2013		12,728	MXN	163,502	HUS	404	0	404

						$2,939	$(1,559)	$1,380

50	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$3,048	$341	$3,389
Corporate Bonds & Notes
Banking & Finance	0	104,362	189	104,551
Industrials	0	649	542	1,191
Utilities	0	563	0	563
Municipal Bonds & Notes
West Virginia	0	86	0	86
U.S. Government Agencies	0	7,169	1,391	8,560
U.S. Treasury Obligations	0	2,041,825	0	2,041,825
Mortgage-Backed Securities	0	57,128	0	57,128
Asset-Backed Securities	0	42,843	0	42,843
Sovereign Issues	0	130,153	0	130,153
Real Estate Investment Trusts	38,366	0	0	38,366
Short-Term Instruments
Certificates of Deposit	0	5,321	0	5,321
Commercial Paper	0	11,287	0	11,287
Repurchase Agreements	0	2,625	0	2,625
Central Funds Used for Cash Management Purposes	206,889	0	0	206,889

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Purchased Options
Foreign Exchange Contracts	$0	$169	$0	$169
Interest Rate Contracts	0	269	0	269
	$245,255	$2,407,497	$2,463	$2,655,215

Financial Derivative Instruments - Assets
Credit Contracts	0	213	0	213
Equity Contracts	0	51,232	0	51,232
Foreign Exchange Contracts	0	2,939	0	2,939
Interest Rate Contracts	647	761	0	1,408
	$647	$55,145	$0	$55,792

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(309)	0	(309)
Foreign Exchange Contracts	0	(1,841)	0	(1,841)
Interest Rate Contracts	0	(975)	(37)	(1,012)
	$0	$(3,125)	$(37)	$(3,162)

Totals	$245,902	$2,459,517	$2,426	$2,707,845

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Investments, at value
Bank Loan Obligations	$0	$0	$0	$0	$0	$0	$341	$0	$341	$0
Corporate Bonds & Notes
Banking & Finance	0	184	0	0	0	5	0	0	189	6
Industrials	525	0	(28)	0	0	45	0	0	542	46
U.S. Government Agencies	1,530	0	(138)	0	0	(1)	0	0	1,391	0
Asset-Backed Securities	7,843	0	(910)	61	48	296	0	(7,338)	0	0

	$9,898	$184	$(1,076)	$61	$48	$345	$341	$(7,338)	$2,463	$52

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(22)	$2	$(21)	$0	$9	$(5)	$0	$0	$(37)	$4

Totals	$9,876	$186	$(1,097)	$61	$57	$340	$341	$(7,338)	$2,426	$56

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$341	Third Party Vendor	Broker Quote	103.25
Corporate Bonds & Notes
Banking & Finance	189	Benchmark Pricing	Base Price	116.76
Industrials	542	Third Party Vendor	Broker Quote	114.75
U.S. Government Agencies	1,391	Third Party Vendor	Broker Quote	100.40

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(37)	Indicative Market Quotations	Broker Quote	0.17-0.92

Total	$2,426

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	51

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$169	$269	$438
Unrealized appreciation on foreign currency contracts	0	0	0	2,939	0	2,939
Unrealized appreciation on OTC swap agreements	0	213	51,232	0	761	52,206

	$0	$213	$51,232	$3,108	$1,030	$55,583

Liabilities:
Written options outstanding	$0	$0	$0	$282	$678	$960
Variation margin payable on financial derivative instruments (2)	0	0	0	0	256	256
Unrealized depreciation on foreign currency contracts	0	0	0	1,559	0	1,559
Unrealized depreciation on OTC swap agreements	0	309	0	0	137	446

	$0	$309	$0	$1,841	$1,071	$3,221

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(254)	$(254)
Net realized gain on futures contracts	0	0	0	0	1,585	1,585
Net realized gain on written options	0	0	0	74	1,493	1,567
Net realized gain (loss) on swaps	0	(92)	329,726	0	3,162	332,796
Net realized gain on foreign currency transactions	0	0	0	5,906	0	5,906

	$0	$(92)	$329,726	$5,980	$5,986	$341,600

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$(35)	$(423)	$(458)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(87)	(87)
Net change in unrealized appreciation on written options	0	0	0	170	1,231	1,401
Net change in unrealized appreciation (depreciation) on swaps	0	269	(69,980)	0	(112)	(69,823)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(3,931)	0	(3,931)

	$0	$269	$(69,980)	$(3,796)	$609	$(72,898)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $647 and open centrally cleared swaps cumulative (depreciation) of $(197) as reported in the Notes to Schedule of Investments.

52	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$21,092	$(17,820)	$3,272
BPS	349	(300)	49
BRC	4,720	(3,960)	760
CBK	268	(260)	8
DUB	707	(830)	(123)
FBF	5,761	(4,980)	781
GLM	(288)	429	141
GST	144	(70)	74
HUS	521	(450)	71
JPM	(93)	59	(34)
MSC	(8)	(95)	(103)
MYC	(53)	(21)	(74)
RBC	19	0	19
RYL	19,557	(16,510)	3,047
UAG	502	(450)	52
WST	(213)	0	(213)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	53

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Short Strategy Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 9.4%

BANKING & FINANCE 9.4%
NIBC Bank NV
0.667% due 12/02/2014	$150	$149
SLM Corp. CPI Linked Bond
3.491% due 12/15/2014	84	85
3.541% due 06/15/2015	22	22
Stadshypotek AB
0.834% due 09/30/2013	100	100
Stone Street Trust
5.902% due 12/15/2015	100	109

Total Corporate Bonds & Notes (Cost $451)		465

U.S. GOVERNMENT AGENCIES 8.8%
Fannie Mae
0.634% due 10/25/2036	100	101
Freddie Mac
0.583% due 07/15/2036	104	105
0.653% due 09/15/2042	98	99
0.803% due 12/15/2037	52	53
NCUA Guaranteed Notes
0.763% due 12/08/2020	81	82

Total U.S. Government Agencies (Cost $437)		440

U.S. TREASURY OBLIGATIONS 11.6%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	209	222
U.S. Treasury Notes
0.250% due 11/30/2013	200	200
1.000% due 01/15/2014	52	53
1.250% due 02/29/2020	100	100

Total U.S. Treasury Obligations (Cost $570)		575

MORTGAGE-BACKED SECURITIES 0.8%
Wells Fargo Mortgage-Backed Securities Trust
5.007% due 06/25/2033	40	40

Total Mortgage-Backed Securities (Cost $40)		40

ASSET-BACKED SECURITIES 11.1%
BlueMountain CLO Ltd.
0.528% due 11/15/2017	192	191

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Driver One GmbH
0.818% due 02/21/2017	EUR	41	$53
Fore CLO Ltd.
0.547% due 07/20/2019		$250	244
SLM Student Loan Trust
1.801% due 04/25/2023		62	65

Total Asset-Backed Securities (Cost $556)			553

SOVEREIGN ISSUES 2.6%
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	100	131

Total Sovereign Issues (Cost $126)			131

SHORT-TERM INSTRUMENTS 62.3%

CERTIFICATES OF DEPOSIT 6.1%
Abbey National Treasury Services PLC
1.661% due 06/10/2013		$200	201
Dexia Credit Local S.A.
1.700% due 09/06/2013		100	100

			301

REPURCHASE AGREEMENTS 16.7%
Banc of America Securities LLC
0.210% due 04/01/2013		100	100
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.875% due 01/31/2017 valued at $103. Repurchase proceeds are $100.)
BNP Paribas Securities Corp.
0.200% due 04/01/2013		300	300
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 5.250% due 02/15/2029 valued at $307. Repurchase proceeds are $300.)
JPMorgan Securities, Inc.
0.240% due 04/01/2013		200	200
(Dated 03/28/2013. Collateralized by Freddie Mac 0.500% due 09/25/2015 valued at $210. Repurchase proceeds are $200.)
State Street Bank and Trust Co.
0.010% due 04/01/2013		232	232
(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $240. Repurchase proceeds are $232.)

			832

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 8.7%
Federal Home Loan Bank
0.101% due 05/22/2013	$200	$200
Freddie Mac
0.142% due 10/08/2013	231	231

		431

U.S. TREASURY BILLS 6.5%
0.122% due 04/18/2013 - 01/09/2014 (a)	323	323

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 24.3%
PIMCO Short-Term Floating NAV Portfolio	120,502	1,206
PIMCO Short-Term Floating NAV Portfolio III	242	2

		1,208

Total Short-Term Instruments (Cost $3,094)		3,095

PURCHASED OPTIONS (g) 0.0%
(Cost $7)		0

Total Investments 106.6% (Cost $5,281)		$5,299

Written Options (h) (0.0%) (Premiums $13)		(2)

Other Assets and Liabilities (Net) (6.6%)		(326)

Net Assets 100.0%		$4,971

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $1,308 at a weighted average interest rate of 0.303%.
(e)	Securities with an aggregate market value of $62 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Corn December Futures	Long	12/2013	1	$(1)
Corn September Futures	Short	09/2013	3	4
Euro-Mill Wheat November Futures	Long	11/2013	7	(17)
Soybean May Futures	Short	05/2013	1	4
Soybean November Futures	Long	11/2013	2	(8)
Wheat December Futures	Short	12/2013	2	19

				$1

54	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(f)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Abbey National Treasury Services PLC	MYC	(3.000%	)	12/20/2013	0.324%	EUR	150	$(4)	$0	$(4)
American International Group, Inc.	GST	(1.000%	)	12/20/2015	0.562%	$	100	(1)	11	(12)

								$(5)	$11	$(16)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.000%	07/25/2016	CBK	EUR	100	$2	$0	$2

Total Return Swaps on Indices
Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	DJUBSTR Index	19,701	3-Month U.S. Treasury Bill rate plus a specified spread	$	5,486	08/15/2013	GLM	$48
Pay	DJUBSCOT Index	71	3-Month U.S. Treasury Bill rate plus a specified spread		94	08/15/2013	JPM	0
Receive	DJUBSF1T Index	938	3-Month U.S. Treasury Bill rate plus a specified spread		482	08/15/2013	JPM	(4)
Receive	DJUBSTR Index	38,641	3-Month U.S. Treasury Bill rate plus a specified spread		10,760	08/15/2013	JPM	(94)
Pay	DJUBSTR Index	111	3-Month U.S. Treasury Bill rate plus a specified spread		31	08/15/2013	JPM	0
Receive	JMABGCO1 Index	151	3-Month U.S. Treasury Bill rate plus a specified spread		95	08/15/2013	JPM	0
Receive	JMABNIC0 Index	31	3-Month U.S. Treasury Bill rate plus a specified spread		22	08/15/2013	JPM	0
Receive	JMABNICP Index	139	3-Month U.S. Treasury Bill rate plus a specified spread		97	08/15/2013	JPM	(1)
Receive	JMCU3A3TR Index	359	3-Month U.S. Treasury Bill rate plus a specified spread		147	08/15/2013	JPM	(1)
Receive	JMCU3A5TR Index	2,199	3-Month U.S. Treasury Bill rate plus a specified spread		302	08/15/2013	JPM	(1)
Receive	DJUBSTR Index	861	3-Month U.S. Treasury Bill rate plus a specified spread		240	08/15/2013	MYC	(2)
Pay	DJUBSTR Index	40,920	3-Month U.S. Treasury Bill rate plus a specified spread		11,395	08/15/2013	MYC	100

								$45

Variance Swaps

Pay/Receive Variance	Reference Entity	Variance Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	CBOT Corn May Futures	9.766%	04/26/2013	JPM	$	10	$(1)	$0	$(1)
Pay	GOLDLNPM Index	2.326%	04/03/2013	GST		10	0	0	0
Pay	GOLDLNPM Index	1.690%	04/24/2013	JPM		50	0	0	0
Pay	GOLDLNPM Index	6.250%	05/24/2013	GST		10	1	0	1
Pay	GOLDLNPM Index	2.205%	05/30/2013	GST		10	0	0	0
Pay	GOLDLNPM Index	6.760%	05/31/2013	GST		10	1	0	1
Pay	GOLDLNPM Index	2.074%	06/10/2013	DUB		150	1	0	1
Pay	GOLDLNPM Index	2.576%	08/01/2013	JPM		10	0	0	0
Pay	GOLDLNPM Index	2.873%	11/27/2013	JPM		60	1	0	1
Pay	GOLDLNPM Index	3.460%	11/27/2013	SOG		60	1	0	1
Pay	GOLDLNPM Index	3.516%	11/27/2013	SOG		60	1	0	1
Pay	GOLDLNPM Index	3.610%	11/29/2013	GST		50	1	0	1
Pay	GOLDLNPM Index	5.176%	08/06/2014	GST		10	0	0	0
Pay	GOLDLNPM Index	7.563%	09/30/2014	JPM		10	0	0	0
Pay	ICE Brent Crude June Futures	4.326%	05/13/2013	GST		17	0	0	0
Pay	ICE Brent Crude June Futures	4.796%	05/13/2013	DUB		11	0	0	0
Receive	LME Nickel May Futures	10.726%	05/01/2013	DUB		10	(1)	0	(1)
Receive	London Silver Market Fixing Ltd.	8.703%	11/27/2013	SOG		40	(1)	0	(1)
Receive	London Silver Market Fixing Ltd.	8.762%	11/27/2013	SOG		40	(1)	0	(1)
Receive	London Silver Market Fixing Ltd.	9.000%	11/29/2013	GST		30	(1)	0	(1)
Pay	NYMEX WTI Crude June Futures	10.890%	05/16/2013	DUB		10	1	0	1
Receive	NYMEX WTI Crude June Futures	4.623%	05/16/2013	GST		17	0	0	0
Receive	NYMEX WTI Crude June Futures	5.108%	05/16/2013	DUB		11	0	0	0
Receive	PLTMLNPM Index	6.812%	05/24/2013	GST		10	0	0	0
Receive	PLTMLNPM Index	7.426%	05/31/2013	GST		10	(1)	0	(1)

							$2	$0	$2

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	55

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Short Strategy Fund (Cont.)

(g)	Purchased options outstanding as of March 31, 2013:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC WTI Crude December Futures	DUB	$	130.000	11/15/2013	$	100	$7	$0

(h)	Written options outstanding as of March 31, 2013:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Brent Crude December Futures	DUB	$	140.000	11/11/2013	$	100	$7	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.500%	04/02/2013	$	600	$2	$0
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	04/02/2013		600	2	(2)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	100	0	0
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		100	1	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	100	0	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		100	1	0

								$6	$(2)

Transactions in written call and put options for the period ended March 31, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$500	EUR	0	$12
Sales	2	5,415		200	21
Closing Buys	(1)	(1,200)		0	(5)
Expirations	(1)	(1,815)		0	(10)
Exercised	0	(1,400)		0	(5)

Balance at 03/31/2013	0	$1,500	EUR	200	$13

(i)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	EUR	142	$	183	BOA	$1	$0	$1
04/2013		147		195	GLM	7	0	7
04/2013		2		3	HUS	0	0	0
04/2013	$	97	EUR	73	GLM	0	(4)	(4)
05/2013	EUR	147	$	188	BPS	0	(1)	(1)
05/2013	$	91	EUR	71	BOA	0	0	0

						$8	$(5)	$3

56	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$465	$0	$465
U.S. Government Agencies	0	358	82	440
U.S. Treasury Obligations	0	575	0	575
Mortgage-Backed Securities	0	40	0	40
Asset-Backed Securities	0	553	0	553
Sovereign Issues	0	131	0	131
Short-Term Instruments
Certificates of Deposit	0	301	0	301
Repurchase Agreements	0	832	0	832
Short-Term Notes	0	431	0	431
U.S. Treasury Bills	0	323	0	323
Central Funds Used for Cash Management Purposes	1,208	0	0	1,208
Purchased Options
Commodity Contracts	0	0	0	0
	$1,208	$4,009	$82	$5,299

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Financial Derivative Instruments - Assets
Commodity Contracts	$27	$156	$0	$183
Foreign Exchange Contracts	0	8	0	8
Interest Rate Contracts	0	2	0	2
	$27	$166	$0	$193

Financial Derivative Instruments - Liabilities
Commodity Contracts	(26)	(104)	(5)	(135)
Credit Contracts	0	(16)	0	(16)
Foreign Exchange Contracts	0	(5)	0	(5)
Interest Rate Contracts	0	(2)	0	(2)
	$(26)	$(127)	$(5)	$(158)

Totals	$1,209	$4,048	$77	$5,334

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Investments, at value
U.S. Government Agencies	$90	$0	$(8)	$0	$0	$0	$0	$0	$82	$0

Financial Derivative Instruments - Liabilities
Commodity Contracts	$0	$0	$0	$0	$0	$(5)	$0	$0	$(5)	$(5)

Totals	$90	$0	$(8)	$0	$0	$(5)	$0	$0	$77	$(5)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$82	Third Party Vendor	Broker Quote	100.40

Financial Derivative Instruments - Liabilities
Commodity Contracts	(5)	Other Valuation Techniques (4)	—	—

Total	$77

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	57

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Short Strategy Fund (Cont.)

March 31, 2013

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$8	$0	$0	$0	$0	$8
Unrealized appreciation on foreign currency contracts	0	0	0	8	0	8
Unrealized appreciation on OTC swap agreements	156	0	0	0	2	158

	$164	$0	$0	$8	$2	$174

Liabilities:
Written options outstanding	$0	$0	$0	$0	$2	$2
Variation margin payable on financial derivative instruments (2)	2	0	0	0	0	2
Unrealized depreciation on foreign currency contracts	0	0	0	5	0	5
Unrealized depreciation on OTC swap agreements	109	16	0	0	0	125

	$111	$16	$0	$5	$2	$134

The Effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$13	$0	$0	$0	$2	$15
Net realized gain on written options	3	0	0	0	6	9
Net realized gain (loss) on swaps	136	(7)	4	0	6	139
Net realized gain on foreign currency transactions	0	0	0	26	0	26

	$152	$(7)	$4	$26	$14	$189

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$(3)	$0	$0	$0	$0	$(3)
Net change in unrealized appreciation on futures contracts	1	0	0	0	0	1
Net change in unrealized appreciation on written options	4	0	0	0	3	7
Net change in unrealized appreciation (depreciation) on swaps	36	(5)	0	0	2	33
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	2	0	2

	$38	$(5)	$0	$2	$5	$40

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1 as reported in the Notes to Consolidated Schedule of Investments.

(l)	Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
	PIMCO CommoditiesPLUS® Short Strategy Fund			PIMCO Cayman Commodity Fund IV, Ltd. (Subsidiary)
BOA	$0	$0	$0	$1	$0	$1
BPS	(1)	0	(1)	0	0	0
CBK	2	0	2	0	0	0
DUB	0	0	0	1	0	1
GLM	5	0	5	44	0	44
GST	(1)	0	(1)	1	0	1
JPM	0	0	0	(101)	0	(101)
MYC	(4)	0	(4)	98	(415)	(317)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

58	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund

March 31, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
NRG Energy, Inc.
3.250% due 07/01/2018		$2,948	$2,991

Total Bank Loan Obligations (Cost $2,942)			2,991

CORPORATE BONDS & NOTES 5.8%

BANKING & FINANCE 5.3%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		794	828
American Express Bank FSB
5.500% due 04/16/2013		500	501
American International Group, Inc.
3.650% due 01/15/2014		1,000	1,024
3.750% due 11/30/2013		9,500	9,695
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		3,000	3,053
Banco do Brasil S.A.
3.058% due 07/02/2014		4,000	4,039
4.500% due 01/22/2015		900	940
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		2,000	2,115
Banco Santander Brasil S.A.
2.380% due 03/18/2014		9,900	9,927
Cie de Financement Foncier S.A.
2.125% due 04/22/2013		9,600	9,608
Citigroup, Inc.
6.000% due 12/13/2013		2,760	2,860
6.500% due 08/19/2013		2,000	2,045
7.375% due 06/16/2014	EUR	1,100	1,524
Commonwealth Bank of Australia
1.010% due 03/17/2014		$5,900	5,943
2.900% due 09/17/2014		1,000	1,037
Credit Suisse USA, Inc.
5.125% due 01/15/2014		3,100	3,212
Dexia Credit Local S.A.
0.781% due 04/29/2014		2,000	1,988
2.750% due 04/29/2014		1,000	1,024
Export-Import Bank of Korea
5.875% due 01/14/2015		1,500	1,630
8.125% due 01/21/2014		500	529
FMS Wertmanagement AoeR
2.250% due 07/14/2014	EUR	300	395
Goldman Sachs Group, Inc.
0.575% due 05/18/2015		4,000	5,079
1.296% due 02/07/2014		$5,000	5,025
4.750% due 07/15/2013		5,000	5,060
HSBC Bank PLC
1.625% due 07/07/2014		13,800	14,017
HSBC Finance Corp.
0.554% due 01/15/2014		18,000	17,983
ING Bank NV
3.900% due 03/19/2014		1,700	1,758
International Lease Finance Corp.
6.500% due 09/01/2014		4,000	4,280
Intesa Sanpaolo SpA
3.125% due 01/15/2016		4,800	4,696
Korea Development Bank
4.375% due 08/10/2015		400	430
8.000% due 01/23/2014		500	529
Macquarie Bank Ltd.
3.300% due 07/17/2014		1,900	1,972
Merrill Lynch & Co., Inc.
0.486% due 01/31/2014	EUR	5,600	7,170
0.659% due 07/22/2014		10,000	12,799
Morgan Stanley
1.902% due 01/24/2014		$15,800	15,934

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.792% due 05/14/2013		$2,200	$2,206
New York Life Global Funding
0.326% due 12/20/2013	EUR	800	1,024
NIBC Bank NV
0.667% due 12/02/2014		$7,050	7,022
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		10,000	10,402
Pacific Life Global Funding
5.150% due 04/15/2013		500	501
Royal Bank of Scotland Group PLC
5.250% due 05/15/2013	EUR	1,500	1,934
Royal Bank of Scotland NV
0.981% due 03/09/2015		$2,000	1,912
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		400	433
SLM Corp.
5.050% due 11/14/2014		9,700	10,275
Stadshypotek AB
0.834% due 09/30/2013		4,400	4,411
Wachovia Bank N.A.
0.678% due 11/03/2014		2,027	2,029
Waha Aerospace BV
3.925% due 07/28/2020		1,500	1,603
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		34,127	35,477

			239,878

INDUSTRIALS 0.2%
Anglo American Capital PLC
9.375% due 04/08/2014		1,165	1,258
Boston Scientific Corp.
5.450% due 06/15/2014		2,620	2,758
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		402	459
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		300	318
GTL Trade Finance, Inc.
7.250% due 10/20/2017		500	576
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	649
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		400	420
Noble Group Ltd.
4.875% due 08/05/2015		1,500	1,582
UnitedHealth Group, Inc.
4.875% due 04/01/2013		1,000	1,000

			9,020

UTILITIES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		200	208
BP Capital Markets PLC
3.625% due 05/08/2014		1,900	1,963
5.250% due 11/07/2013		4,000	4,112
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		200	229
Ipalco Enterprises, Inc.
5.000% due 05/01/2018		1,800	1,953
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		2,100	2,233
Petroleos Mexicanos
4.875% due 03/15/2015		400	430
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		500	533

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TNK-BP Finance S.A.
6.250% due 02/02/2015	$400	$428

		12,089

Total Corporate Bonds & Notes (Cost $257,298)		260,987

U.S. GOVERNMENT AGENCIES 16.3%
Fannie Mae
0.625% due 10/30/2014	50,000	50,300
0.634% due 09/25/2041	30,268	30,495
0.654% due 08/25/2037	4,643	4,695
0.754% due 02/25/2042	84,370	85,204
0.800% due 02/13/2015 (g)	95,200	95,716
0.804% due 01/25/2042	40,679	41,093
0.884% due 02/25/2041	2,130	2,148
2.500% due 05/01/2027 - 05/01/2028	69,502	72,200
4.123% due 02/25/2018 (a)	7,000	1,154
6.000% due 04/18/2036	5,995	6,913
Freddie Mac
0.000% due 03/15/2015	10,041	9,899
0.500% due 02/24/2015	19,000	19,032
0.550% due 02/13/2015	99,075	99,385
0.583% due 07/15/2036	1,044	1,050
0.653% due 05/15/2032 - 09/15/2042	57,517	58,059
0.703% due 02/15/2042	54,674	55,241
0.803% due 12/15/2037	5,226	5,282
0.823% due 10/15/2037	9,525	9,627
1.125% due 01/13/2016	38,545	38,781
2.500% due 10/02/2019	23,700	24,427
3.000% due 08/01/2019	13,125	13,243
Ginnie Mae
1.675% due 10/16/2053 (a)	10,362	933
NCUA Guaranteed Notes
0.763% due 12/08/2020	1,711	1,718
Overseas Private Investment Corp.
0.000% due 06/10/2018	500	728
Small Business Administration
4.504% due 02/10/2014	23	23
4.840% due 05/01/2025	639	713
5.160% due 02/01/2028	233	266
5.310% due 05/01/2027	687	791
5.490% due 03/01/2028	224	260
5.510% due 11/01/2027	231	265
5.820% due 06/01/2026	676	780
6.020% due 08/01/2028	111	129
6.770% due 11/01/2028	687	814
8.500% due 01/01/2015	71	74

Total U.S. Government Agencies (Cost $727,752)		731,438

U.S. TREASURY OBLIGATIONS 6.9%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (i)(j)	49,968	53,126
1.875% due 07/15/2015 (i)	2,486	2,728
2.000% due 07/15/2014 (i)	11,605	12,289
U.S. Treasury Notes
0.125% due 09/30/2013 (i)	26,500	26,504
0.250% due 02/28/2014	162,100	162,258
0.250% due 03/31/2014	5,810	5,815
0.500% due 10/15/2013	4,400	4,410
0.750% due 12/15/2013 (i)	6,191	6,218
1.000% due 01/15/2014 (i)	9,555	9,621
1.125% due 12/31/2019	24,700	24,635

Total U.S. Treasury Obligations (Cost $306,865)		307,604

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	59

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 6.5%
Adjustable Rate Mortgage Trust
3.277% due 07/25/2035		$1,332	$1,199
Banc of America Commercial Mortgage Trust
0.372% due 06/10/2049		21	21
5.609% due 04/10/2049		500	580
5.623% due 06/10/2049		21	21
Banc of America Funding Corp.
5.390% due 05/20/2036		2,413	2,349
Banc of America Large Loan Trust
0.953% due 08/15/2029		856	843
Banc of America Re-REMIC Trust
1.765% due 02/17/2040		133	133
Bear Stearns Adjustable Rate Mortgage Trust
2.600% due 03/25/2035		23,078	23,326
2.609% due 04/25/2034		1,150	1,133
2.793% due 03/25/2035		2,452	2,477
3.006% due 01/25/2035		1,563	1,497
Bear Stearns Structured Products, Inc.
2.618% due 01/26/2036		276	217
Chase Mortgage Finance Corp.
2.969% due 02/25/2037		769	765
5.500% due 12/25/2022		1,312	1,337
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		3,724	3,667
2.570% due 11/25/2035		1,021	1,004
5.310% due 08/25/2035		2,743	2,739
Commercial Mortgage Pass-Through Certificates
0.303% due 12/15/2020		122	120
2.365% due 02/10/2029		5,400	5,644
Countrywide Home Loan Mortgage Pass-Through Trust
2.887% due 11/20/2034		1,726	1,708
Credit Suisse First Boston Mortgage Securities Corp.
2.509% due 04/25/2034		179	182
Credit Suisse Mortgage Capital Certificates
0.373% due 10/15/2021		3,351	3,289
Deutsche Mortgage Securities, Inc.
5.228% due 06/26/2035		5,000	5,093
First Horizon Alternative Mortgage Securities
2.338% due 04/25/2035		1,482	1,384
German Residential Asset Note Distributor PLC
1.611% due 01/20/2021	EUR	6,085	7,789
Granite Master Issuer PLC
0.299% due 12/20/2054		1,080	1,363
GS Mortgage Securities Corp.
1.456% due 03/06/2020		$8,000	8,021
2.006% due 03/06/2020		2,700	2,713
3.849% due 12/10/2043		5,375	5,798
GSR Mortgage Loan Trust
2.653% due 11/25/2035		1,784	1,732
2.662% due 09/25/2035		30,664	31,676
2.675% due 09/25/2035		7,283	7,393
Harborview Mortgage Loan Trust
0.513% due 11/19/2035		2,024	1,617
0.543% due 06/20/2035		1,321	1,252
Indymac Mortgage Loan Trust
4.907% due 11/25/2035		1,471	1,449
JPMorgan Mortgage Trust
4.585% due 04/25/2035		290	292
5.268% due 07/25/2035		1,180	1,226
MASTR Adjustable Rate Mortgages Trust
2.630% due 11/21/2034		1,497	1,565
Mellon Residential Funding Corp.
0.943% due 09/15/2030		442	431
Merrill Lynch Floating Trust
0.740% due 07/09/2021		11,778	11,608

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage Investors Trust
1.760% due 10/25/2035		$189	$186
2.359% due 12/25/2034		497	507
2.440% due 10/25/2035		232	231
2.579% due 06/25/2035		1,735	1,717
5.250% due 08/25/2036		8,300	8,533
5.450% due 05/25/2036		241	237
Morgan Stanley Capital Trust
5.610% due 04/15/2049		776	787
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		1,477	1,520
Morgan Stanley Re-REMIC Trust
5.787% due 08/15/2045		1,000	1,155
RBSSP Resecuritization Trust
2.609% due 12/26/2036		509	512
2.751% due 07/26/2045		4,607	4,718
Residential Accredit Loans, Inc. Trust
0.504% due 01/25/2035		1,485	1,399
Silenus European Loan Conduit Ltd.
0.376% due 05/15/2019	EUR	1,036	1,258
Structured Adjustable Rate Mortgage Loan Trust
2.696% due 06/25/2034		$3,609	3,602
Thornburg Mortgage Securities Trust
5.800% due 03/25/2037		9,959	9,360
6.084% due 07/25/2036		41,774	42,543
6.104% due 09/25/2037		22,546	23,119
Vornado DP LLC Trust
2.970% due 09/13/2028		1,572	1,664
Wachovia Bank Commercial Mortgage Trust
0.283% due 06/15/2020		1,678	1,656
5.012% due 12/15/2035		921	937
5.727% due 06/15/2049		307	316
WaMu Mortgage Pass-Through Certificates
0.464% due 11/25/2045		8,807	8,075
0.494% due 10/25/2045		15,110	14,102
1.247% due 01/25/2046		2,091	1,969
2.442% due 01/25/2035		293	295
2.446% due 10/25/2034		236	238
2.463% due 10/25/2035		10,600	10,071
Wells Fargo Mortgage-Backed Securities Trust
2.624% due 12/25/2034		159	160
2.681% due 04/25/2036		46	45
2.682% due 03/25/2035		1,092	1,112
5.000% due 03/25/2036		147	149
5.007% due 06/25/2033		201	200
5.230% due 05/25/2035		34	34
5.500% due 12/25/2035		292	294
5.582% due 04/25/2036		2,961	2,923

Total Mortgage-Backed Securities (Cost $276,381)			292,277

ASSET-BACKED SECURITIES 5.0%
AIMCO CLO
0.552% due 10/20/2019		8,759	8,624
American Money Management Corp. CLO Ltd.
0.513% due 05/03/2018		527	526
Asset-Backed Funding Certificates Trust
0.904% due 06/25/2034		6,822	6,559
Avalon Capital Ltd.
0.558% due 02/24/2019		760	757
Avenue CLO Fund Ltd.
0.562% due 10/30/2017		5,934	5,875
0.640% due 02/15/2017		8,478	8,485
Ballyrock CLO Ltd.
0.507% due 08/28/2019		1,131	1,115
Bear Stearns Asset-Backed Securities Trust
0.704% due 09/25/2046		1,319	516

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Black Diamond CLO Delaware Corp.
0.530% due 06/20/2017		$426	$427
BlueMountain CLO Ltd.
0.528% due 11/15/2017		14,149	14,117
Callidus Debt Partners CLO Fund Ltd.
0.563% due 04/17/2020		316	314
Centurion CDO Ltd.
0.672% due 01/30/2016		146	147
Citibank Omni Master Trust
2.953% due 08/15/2018		21,300	22,055
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		24	25
Countrywide Asset-Backed Certificates
0.594% due 11/25/2034		952	926
1.059% due 08/25/2034		600	532
Duane Street CLO Ltd.
0.543% due 11/08/2017		307	306
0.555% due 01/11/2021		3,285	3,248
EFS Volunteer LLC
1.151% due 10/26/2026		1,163	1,163
Euro-Galaxy CLO BV
0.449% due 10/23/2021	EUR	2,334	2,934
Fore CLO Ltd.
0.547% due 07/20/2019		$45,150	44,122
Four Corners CLO
0.571% due 01/26/2020		8,134	8,058
Franklin CLO Ltd.
0.540% due 06/15/2018		1,625	1,593
Galaxy CLO Ltd.
0.569% due 04/17/2017		379	379
Gallatin CLO Ltd.
0.540% due 08/15/2017		919	913
Goldentree Loan Opportunities Ltd.
0.998% due 10/18/2021		4,100	4,068
Halcyon Structured Asset Management CLO Ltd.
0.479% due 05/21/2018		2,814	2,807
Harbourmaster CLO Ltd.
0.463% due 06/15/2020	EUR	1,611	2,036
Harvest CLO S.A.
0.827% due 03/29/2017		105	134
HSBC Home Equity Loan Trust
0.683% due 03/20/2036		$1,760	1,562
LCM Ltd.
0.512% due 03/21/2019		554	545
Leopard CLO BV
0.656% due 04/21/2020	EUR	1,373	1,741
LightPoint Pan-European CLO PLC
0.476% due 01/31/2022		2,014	2,525
Long Beach Mortgage Loan Trust
1.029% due 06/25/2035		$1,550	1,517
Magi Funding PLC
0.671% due 04/11/2021	EUR	393	492
Massachusetts Educational Financing Authority
1.251% due 04/25/2038		$3,795	3,836
Morgan Stanley ABS Capital
1.059% due 03/25/2034		5,609	5,245
Morgan Stanley Home Equity Loan Trust
0.674% due 08/25/2035		900	810
Navigare Funding CLO Ltd.
0.549% due 05/20/2019		1,072	1,066
Nelnet Student Loan Trust
1.081% due 07/27/2048		3,383	3,426
New Century Home Equity Loan Trust
0.694% due 07/25/2035		600	576
North Carolina State Education Assistance Authority
1.004% due 07/25/2039		14,192	14,326

60	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oak Hill Credit Partners
0.540% due 05/17/2021		$1,004	$998
Panhandle-Plains Higher Education Authority, Inc.
0.784% due 10/01/2018		1,773	1,772
Park Place Securities, Inc.
0.854% due 10/25/2034		200	196
0.924% due 03/25/2035		1,000	851
Sagamore CLO Ltd.
0.844% due 10/15/2015		429	429
SLM Student Loan Trust
0.301% due 07/25/2017		397	396
0.411% due 04/25/2017		149	149
0.801% due 10/25/2017		612	614
1.801% due 04/25/2023		14,615	15,221
3.500% due 08/17/2043		3,530	3,387
Stanfield Bristol CLO Ltd.
0.550% due 10/15/2019		8,880	8,847
Structured Asset Investment Loan Trust
1.179% due 10/25/2033		5,742	5,525
Venture CDO Ltd.
0.532% due 01/20/2022		3,400	3,294
Wind River CLO Ltd.
0.610% due 12/19/2016		133	132

Total Asset-Backed Securities (Cost $218,736)			222,239

SOVEREIGN ISSUES 3.2%
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	7,600	9,937
4.305% due 03/06/2014		10,000	13,145
Instituto de Credito Oficial
1.961% due 03/25/2014		13,700	17,340
Junta de Castilla y Leon
6.270% due 02/19/2018		1,150	1,543
6.505% due 03/01/2019		1,150	1,550
Kommunalbanken A/S
0.663% due 03/27/2017		$16,800	16,970
1.375% due 06/08/2017		1,900	1,937
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,500	1,619
Mexico Government International Bond
4.320% due 01/30/2020	MXN	38,900	3,126
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	6,500	8,826
Spain Government International Bond
3.750% due 10/31/2015	EUR	26,300	34,437
United Kingdom Gilt
1.250% due 11/22/2017 (c)	GBP	18,020	32,604

Total Sovereign Issues (Cost $143,580)			143,034

SHORT-TERM INSTRUMENTS 57.5%

CERTIFICATES OF DEPOSIT 1.2%
Banco do Brasil S.A.
0.000% due 01/24/2014		$30,200	29,936
Dexia Credit Local S.A.
1.700% due 09/06/2013		25,500	25,602

			55,538

COMMERCIAL PAPER 3.8%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		22,600	22,405
Canadian Natural Resources Ltd.
0.340% due 04/09/2013		6,100	6,099

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Commonwealth Edison Co.
0.360% due 04/11/2013	$4,100	$4,100
Dominion Resources, Inc.
0.330% due 04/09/2013	6,100	6,099
Entergy Corp.
0.850% due 04/18/2013	700	700
Glencore Funding LLC
0.620% due 05/28/2013	6,200	6,194
Holcim U.S. Finance SARL & Cie S.C.S.
0.480% due 06/11/2013	6,900	6,895
Kroger Co.
0.370% due 04/09/2013	8,500	8,499
NextEra Energy Cap Holdings, Inc.
0.340% due 04/15/2013	6,100	6,099
PPL Energy Supply LLC
0.330% due 04/22/2013	1,900	1,900
Santander S.A.
0.995% due 04/02/2013	5,900	5,900
1.710% due 10/11/2013	4,700	4,675
2.200% due 04/02/2013	13,800	13,799
2.370% due 01/02/2014	3,500	3,465
Spectra Energy Capital
0.330% due 04/04/2013	6,100	6,100
Standard Chartered Bank
0.950% due 09/26/2013	22,300	22,267
Xstrata Finance Dubai Ltd.
0.470% due 04/01/2013	43,800	43,800

		168,996

REPURCHASE AGREEMENTS 18.1%
Banc of America Securities LLC
0.210% due 04/01/2013	600	600
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.625% due 05/31/2017 valued at $614. Repurchase proceeds are $600.)
Bank of Nova Scotia
0.220% due 04/01/2013	85,600	85,600
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.250% due 08/31/2014 valued at $87,364. Repurchase proceeds are $85,602.)
Barclays, Inc.
0.180% due 04/01/2013	40,000	40,000
(Dated 03/28/2013. Collateralized by U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2022 valued at $40,937. Repurchase proceeds are $40,001)
0.200% due 04/02/2013	50,000	50,000
(Dated 04/01/2013. Collateralized by U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2022 valued at $51,023. Repurchase proceeds are $50,000)
0.210% due 04/01/2013	28,700	28,700
(Dated 03/28/2013. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $29,292. Repurchase proceeds are $28,701)
BNP Paribas Securities Corp.
0.120% due 04/02/2013	56,300	56,300
(Dated 03/22/2013. Collateralized by Freddie Mac 3.000% due 01/01/2043 valued at $58,478. Repurchase proceeds are $56,302)
0.270% due 04/01/2013	10,000	10,000
(Dated 03/28/2013. Collateralized by Fannie Mae 3.500% due 03/01/2043 valued at $10,367. Repurchase proceeds are $10,000)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Securities (USA) LLC
0.220% due 04/01/2013		$113,900	$113,900
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.250% - 0.625% due 12/15/2015 - 09/30/2017 valued at $116,417. Repurchase proceeds are $113,903.)
Deutsche Bank Securities, Inc.
0.180% due 04/01/2013		65,000	65,000
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 5.250% due 11/15/2028 valued at $66,379. Repurchase proceeds are $65,001.)
JPMorgan Securities, Inc.
0.230% due 04/01/2013		32,800	32,800
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 6.250% due 08/15/2023 valued at $33,532. Repurchase proceeds are $32,801)
0.240% due 04/01/2013		24,600	24,600
(Dated 03/28/2013. Collateralized by Freddie Mac 0.500% - 2.255% due 09/25/2015 - 12/05/2022 valued at $25,214. Repurchase proceeds are $24,601)
RBS Securities, Inc.
0.210% due 04/01/2013		200,000	200,000
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2043 valued at $203,699. Repurchase proceeds are $200,005)
0.220% due 04/01/2013		100,000	100,000
(Dated 03/28/2013. Collateralized by Federal Farm Credit Bank 0.250% due 11/28/2014 valued at $102,097. Repurchase proceeds are $100,002)
State Street Bank and Trust Co.
0.010% due 04/01/2013		1,383	1,383
(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $1,412. Repurchase proceeds are $1,383.)

			808,883

SHORT-TERM NOTES 3.0%
Dexia Credit Local S.A.
1.104% due 09/18/2013	EUR	12,800	16,473
Freddie Mac
0.142% due 10/10/2013		$95,100	95,060
0.152% due 04/03/2013		11,100	11,100
0.162% due 04/24/2013		700	700
0.183% due 05/13/2013		10,100	10,098

			133,431

MEXICO TREASURY BILLS 0.4%
4.274% due 04/04/2013	MXN	243,500	19,707

U.S. TREASURY BILLS 5.1%
0.102% due 04/04/2013 - 03/06/2014 (b)(f)(i)(j)		$227,510	227,431

U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.107% due 04/15/2013 (i)(j)		7,240	7,240

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	61

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 25.7%
PIMCO Short-Term Floating NAV Portfolio	51,596,884	$516,330
PIMCO Short-Term Floating NAV Portfolio III	63,737,190	636,926

		1,153,256

Total Short-Term Instruments (Cost $2,573,766)		2,574,482

MARKET VALUE (000S)
PURCHASED OPTIONS (l) 0.1%
(Cost $14,620)	$5,755

Total Investments 101.4% (Cost $4,521,940)	$4,540,807

Written Options (m) (0.3%) (Premiums $30,818)	(15,662)

Other Assets and Liabilities (Net) (1.1%)	(47,533)

Net Assets 100.0%	$4,477,612

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $34,033 at a weighted average interest rate of 0.196%.
(f)	Securities with an aggregate market value of $265 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013.
(g)	Securities with an aggregate market value of $40,217 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.
(h)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Sale-Buyback Financing Transactions (1)
GLM	0.170%	03/13/2013	04/03/2013	$32,909	$(32,914)
	0.230%	03/22/2013	04/12/2013	7,294	(7,296)

					$(40,210)

(1)	Payable for sale-buyback financing transactions includes $2 of deferred price drop on sale-buyback financing transactions.

(i)	Securities with an aggregate market value of $62,503 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2015	197	$149
Brent Crude December Futures	Short	11/2013	449	(661)
Brent Crude December Futures	Short	11/2014	53	(48)
Brent Crude June Futures	Short	05/2014	2,100	(3,324)
Brent Crude May Futures	Long	04/2013	65	8
Canola May Futures	Short	05/2013	1,431	(23)
Canola November Futures	Short	11/2013	388	21
Corn December Futures	Long	12/2013	2,966	(2,814)
Corn March Futures	Long	03/2014	363	(236)
Corn May Futures	Short	05/2013	598	(328)
Corn May Futures	Short	05/2014	363	227
Corn September Futures	Short	09/2013	3,207	3,094
Euro-Mill Wheat November Futures	Long	11/2013	5,988	(8,961)
Euro-Rapeseed May Futures	Long	05/2013	578	681
Euro-Rapeseed November Futures	Long	11/2013	156	84
Feed Wheat November Futures	Short	11/2013	7	0
Gas Oil April Futures	Long	04/2013	738	(1,102)
Gas Oil August Futures	Long	08/2013	738	(205)
Gas Oil December Futures	Long	12/2013	87	106
Gas Oil June Futures	Short	06/2013	1,563	936
Gas Oil May Futures	Long	05/2013	280	(1,009)
Gold 100 oz. June Futures	Long	06/2013	12	(11)
Hard Red Winter Wheat December Futures	Short	12/2013	21	27
Hard Red Winter Wheat July Futures	Short	07/2013	453	776
Hard Red Winter Wheat May Futures	Long	05/2013	474	(827)
Heating Oil December Futures	Short	11/2013	315	(515)
Heating Oil July Futures	Short	06/2013	100	(13)
Heating Oil June Futures	Long	05/2013	415	256

62	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
High-Low Sulfer Fuel Oil Spread Swap August Futures	Long	08/2013	8	$(12)
High-Low Sulfer Fuel Oil Spread Swap December Futures	Long	12/2013	8	(11)
High-Low Sulfer Fuel Oil Spread Swap July Futures	Long	07/2013	8	(16)
High-Low Sulfer Fuel Oil Spread Swap November Futures	Long	11/2013	8	(9)
High-Low Sulfer Fuel Oil Spread Swap October Futures	Long	10/2013	8	(7)
High-Low Sulfer Fuel Oil Spread Swap September Futures	Long	09/2013	8	(12)
Natural Gas January Futures	Long	12/2013	559	2,111
Natural Gas May Futures	Short	04/2013	9,728	(58,613)
Natural Gas October Futures	Long	09/2013	9,194	33,464
Platinum July Futures	Long	07/2013	292	(103)
Red Spring Wheat May Futures	Long	05/2013	287	(650)
Soybean May Futures	Long	05/2013	389	(895)
Soybean November Futures	Long	11/2013	95	(255)
Sugar No. 11 July Futures	Short	06/2013	977	715
Wheat December Futures	Short	12/2013	1,286	10,403
Wheat July Futures	Short	07/2013	1,182	1,580
Wheat May Futures	Short	05/2013	112	156
White Sugar August Futures	Long	07/2013	977	(774)
WTI Crude December Futures	Long	11/2013	1,149	1,322
WTI Crude December Futures	Short	11/2013	700	(2,000)
WTI Crude December Futures	Long	11/2014	753	1,350
WTI Crude December Futures	Short	11/2014	700	(1,293)
WTI Crude June Futures	Long	05/2014	2,100	5,454

				$(21,807)

(j)	Securities with an aggregate market value of $8,165 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(k)	OTC swap agreements outstanding as of March 31, 2013:

Commodity Forward Swaps
Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	2H13 BRT Index	$2.700	12/31/2013	BOA	171,000	$(182)	$0	$(182)
Pay	2H13 BRT Index	2.600	12/31/2013	MYC	177,000	(171)	0	(171)
Receive	2H13 BRTDUBAI Index	2.320	12/31/2013	JPM	228,000	98	0	98
Receive	2H13 BRTDUBAI Index	2.350	12/31/2013	JPM	228,000	91	0	91
Pay	2H13 BRTDUBAI Index	2.800	12/31/2013	MYC	240,000	12	0	12
Pay	2H13 BRTDUBAI Index	2.850	12/31/2013	MYC	216,000	22	0	22
Pay	2H13 GOCO Index	17.350	12/31/2013	MYC	114,000	125	0	125
Pay	2H13 GOCO Index	17.900	12/31/2013	DUB	234,000	384	0	384
Pay	2H13 GOCO Index	18.100	12/31/2013	MYC	90,000	166	0	166
Pay	2H13 LSFOCO Index	7.100	12/31/2013	MYC	90,000	111	0	111
Pay	2H13 LSFOCO Index	6.850	12/31/2013	MYC	114,000	169	0	169
Pay	2H13 LSFOCO Index	6.300	12/31/2013	DUB	234,000	476	0	476
Pay	2Q13 BRT Index	1.500	06/30/2013	MYC	81,000	(210)	0	(210)
Pay	2Q13 BRT Index	1.400	06/30/2013	MYC	93,000	(232)	0	(232)
Receive	2Q13 GCGASCO Index	12.750	06/30/2013	MYC	75,000	168	0	168
Receive	2Q13 GCGASCO Index	13.588	06/30/2013	CBK	252,000	355	0	355
Receive	2Q13 GCGASCO Index	14.300	06/30/2013	CBK	75,000	52	0	52
Pay	2Q13 GCGASCO Index	15.350	06/30/2013	CBK	141,000	50	0	50
Pay	2Q13 GCGASCO Index	15.350	06/30/2013	MYC	75,000	26	0	26
Pay	2Q13 GCGASCO Index	15.550	06/30/2013	CBK	66,000	36	0	36
Pay	2Q13 GCGASCO Index	16.400	06/30/2013	CBK	66,000	92	0	92
Pay	2Q13 GCGASCO Index	16.600	06/30/2013	CBK	54,000	86	0	86
Receive	4Q13 BRENT Index	105.110	12/31/2013	BOA	37,500	48	0	48
Pay	4Q13 RBOB Index	2.630	12/31/2013	BOA	1,575,000	(149)	0	(149)
Pay	4Q13 RBOBCO Index	5.300	12/31/2013	MYC	150,000	(411)	0	(411)
Pay	4Q13 RBOBCO Index	5.350	12/31/2013	CBK	150,000	(404)	0	(404)
Receive	CAL13LLS Index	3.800	12/31/2013	MYC	162,000	497	0	497
Receive	CAL13LLS Index	3.750	12/31/2013	MYC	360,000	1,086	0	1,086
Pay	CAL14 GOCO Index	17.700	12/31/2014	GST	48,000	4	0	4
Pay	CAL14 GOCO Index	17.760	12/31/2014	CBK	130,800	19	0	19
Pay	CAL14 GOCO Index	17.880	12/31/2014	CBK	48,000	13	0	13
Pay	CAL14 GOCO Index	17.900	12/31/2014	MYC	25,200	7	0	7
Pay	CAL14 GOCO Index	17.940	12/31/2014	MYC	115,200	37	0	37
Pay	CAL14 GOCO Index	18.000	12/31/2014	GST	82,800	32	0	32
Pay	CAL14 HSFOCO Index	11.000	12/31/2014	GST	82,800	(7)	0	(7)
Pay	CAL14 HSFOCO Index	10.900	12/31/2014	MYC	25,200	0	0	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	63

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Commodity Forward Swaps (Cont.)
Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	CAL14 HSFOCO Index	$10.750	12/31/2014	CBK	130,800	$22	$0	$22
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	CBK	48,000	39	0	39
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	GST	48,000	39	0	39
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	MYC	115,200	93	0	93
Pay	CBOT Soybean Oil May Futures	50.152	04/26/2013	AZD	27,669,366	12	0	12
Pay	CBOT Wheat July Futures	7.685	06/21/2013	AZD	459,250	356	0	356
Receive	NGCAL19 Index	7.200	12/31/2019	DUB	660,000	(1,394)	0	(1,394)
Receive	NYSE Liffe Euro-Mill Wheat November Futures	3.048	10/15/2013	AZD	8,150	(270)	0	(270)
Receive	NYSE Liffe Euro-Mill Wheat November Futures	3.070	10/15/2013	AZD	4,350	(154)	0	(154)
Receive	Palm Oil July Futures	36.854	05/15/2013	AZD	9,238,706	(134)	0	(134)
Receive	Palm Oil July Futures	36.917	05/15/2013	AZD	9,215,330	(139)	0	(139)
Receive	Palm Oil July Futures	37.109	05/15/2013	AZD	9,215,330	(157)	0	(157)

						$809	$0	$809

Credit Default Swaps on Corporate Issues - Buy Protection (2)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums (Received)	Unrealized (Depreciation)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.390%	$	2,000	$(32)	$(4)	$(28)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	DUB	1.000%	12/20/2013	0.143%	$	1,800	$12	$16	$(4)
Morgan Stanley	CBK	1.000%	06/20/2013	0.238%		1,200	2	(72)	74
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.457%		1,000	(11)	(32)	21
SLM Corp.	BOA	5.000%	03/20/2016	1.691%		1,400	135	5	130
SLM Corp.	GST	5.000%	03/20/2016	1.691%		600	58	2	56
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.263%		3,300	69	77	(8)

							$265	$(4)	$269

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.000%	07/25/2016	CBK	EUR	28,800	$740	$74	$666
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS	BRL	111,000	(1,032)	103	(1,135)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS	$	20,900	281	127	154

							$(11)	$304	$(315)

Total Return Swaps on Indices (Commodities & Equities)
Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTFT Index	3,281	1-Month USD-LIBOR plus a specified spread	$	21,572	04/30/2013	BOA	$567
Pay	DWRTFT Index	3,200	1-Month USD-LIBOR plus a specified spread		21,038	04/30/2013	BOA	(553)
Receive	DWRTFT Index	6,462	1-Month USD-LIBOR plus a specified spread		43,620	06/28/2013	CBK	0
Receive	CSIXTR Index	18,484	3-Month U.S. Treasury Bill rate plus a specified spread		109,562	08/15/2013	CIB	87

64	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

Total Return Swaps on Indices (Commodities & Equities) (Cont.)
Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	CSIXTR Index	234,480	3-Month U.S. Treasury Bill rate plus a specified spread	$	1,393,306	08/15/2013	FBF	$(2,286)
Pay	DJUBSHG Index	18,947	0.000%		6,904	08/15/2013	FBF	232
Receive	SPGCICP Index	10,141	0.000%		6,927	08/15/2013	FBF	(192)
Receive	DWRTFT Index	6,486	1-Month USD-LIBOR plus a specified spread		43,240	03/31/2014	FBF	524
Receive	CSIXTR Index	102,857	3-Month U.S. Treasury Bill rate plus a specified spread		611,186	04/15/2013	GLM	(1,003)
Receive	CSIXTR Index	279,251	3-Month U.S. Treasury Bill rate plus a specified spread		1,659,340	08/15/2013	JPM	(2,723)
Pay	DJUBSCOT Index	144,935	3-Month U.S. Treasury Bill rate plus a specified spread		191,816	08/15/2013	JPM	(879)
Receive	DJUBSF1T Index	839,852	3-Month U.S. Treasury Bill rate plus a specified spread		431,401	08/15/2013	JPM	(3,403)
Pay	DJUBSTR Index	4,467,550	3-Month U.S. Treasury Bill rate plus a specified spread		1,244,062	08/15/2013	JPM	10,849
Receive	JMABGCO1 Index	308,463	3-Month U.S. Treasury Bill rate plus a specified spread		193,948	08/15/2013	JPM	(98)
Receive	JMABNIC0 Index	56,812	3-Month U.S. Treasury Bill rate plus a specified spread		40,625	08/15/2013	JPM	(263)
Receive	JMABNICP Index	256,654	3-Month U.S. Treasury Bill rate plus a specified spread		179,893	08/15/2013	JPM	(1,334)
Receive	JMCU3A3TR Index	81,227	3-Month U.S. Treasury Bill rate plus a specified spread		33,169	08/15/2013	JPM	(225)
Receive	JMCU3A5TR Index	4,072,543	3-Month U.S. Treasury Bill rate plus a specified spread		558,338	08/15/2013	JPM	(2,359)
Pay	DJUBHGTR Index	35,764	3-Month U.S. Treasury Bill rate plus a specified spread		26,231	08/15/2013	MYC	883
Receive	SPGCICTR Index	5,642	3-Month U.S. Treasury Bill rate plus a specified spread		26,318	08/15/2013	MYC	(729)
Receive	CSIXTR Index	116,382	3-Month U.S. Treasury Bill rate plus a specified spread		691,551	08/15/2013	SOG	(1,130)
Receive	DJUBSF3T Index	140,508	3-Month U.S. Treasury Bill rate plus a specified spread		84,338	08/15/2013	SOG	(517)
Pay	DJUBSTR Index	304,251	3-Month U.S. Treasury Bill rate plus a specified spread		84,724	08/15/2013	SOG	739

								$(3,813)

Variance Swaps
Pay/Receive Variance	Reference Entity	Variance Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	CBOT Corn May Futures	9.766%	04/26/2013	DUB	$	4,790	$(264)	$0	$(264)
Receive	CBOT Corn May Futures	9.766%	04/26/2013	JPM		3,200	(176)	0	(176)
Pay	DJUBS Index	3.610%	04/04/2013	GST		6,800	200	0	200
Pay	DJUBS Index	3.028%	06/27/2013	BOA		21,040	287	0	287
Pay	DJUBS Index	2.890%	07/02/2013	JPM		11,300	140	0	140
Pay	DJUBS Index	3.028%	07/08/2013	GST		10,240	136	0	136
Pay	GOLDLNPM Index	2.326%	04/03/2013	GST		26,570	484	0	484
Pay	GOLDLNPM Index	1.690%	04/24/2013	JPM		45,040	289	0	289
Pay	GOLDLNPM Index	6.250%	05/24/2013	GST		14,560	633	0	633
Pay	GOLDLNPM Index	6.250%	05/28/2013	DUB		11,310	491	0	491
Pay	GOLDLNPM Index	2.205%	05/30/2013	GST		25,420	268	0	268
Pay	GOLDLNPM Index	6.760%	05/31/2013	GST		10,730	527	0	527
Pay	GOLDLNPM Index	1.988%	06/05/2013	DUB		10,300	80	0	80
Pay	GOLDLNPM Index	2.045%	06/05/2013	MYC		32,320	266	0	266
Pay	GOLDLNPM Index	2.074%	06/10/2013	DUB		5,280	41	0	41
Pay	GOLDLNPM Index	2.641%	08/01/2013	HUS		75,870	356	0	356
Pay	GOLDLNPM Index	2.873%	11/27/2013	JPM		20,660	168	0	168
Pay	GOLDLNPM Index	3.460%	11/27/2013	SOG		6,850	99	0	99
Pay	GOLDLNPM Index	3.516%	11/27/2013	SOG		6,850	103	0	103
Pay	GOLDLNPM Index	3.706%	11/27/2013	MYC		17,346	294	0	294
Pay	GOLDLNPM Index	3.441%	11/29/2013	SOG		20,030	294	0	294
Pay	GOLDLNPM Index	3.610%	11/29/2013	GST		9,380	154	0	154
Pay	GOLDLNPM Index	8.851%	06/04/2014	DUB		12,310	799	0	799
Pay	GOLDLNPM Index	5.063%	08/06/2014	GST		22,250	338	0	338
Pay	GOLDLNPM Index	5.176%	08/06/2014	GST		22,870	373	0	373
Receive	GOLDLNPM Index	4.537%	08/06/2014	BPS		23,470	(234)	0	(234)
Pay	GOLDLNPM Index	7.563%	09/30/2014	JPM		9,110	353	0	353
Pay	ICE Brent Crude June Futures	4.326%	05/13/2013	GST		34,412	616	0	616
Pay	ICE Brent Crude June Futures	4.796%	05/13/2013	DUB		23,214	524	0	524
Pay	ICE Brent Crude June Futures	5.856%	05/13/2013	DUB		7,300	266	0	266
Pay	ICE Brent Crude May Futures	5.130%	04/10/2013	DUB		6,190	179	0	179
Pay	ICE Brent Crude May Futures	5.760%	04/10/2013	CBK		10,210	393	0	393
Receive	LME Copper June Futures	11.056%	06/04/2014	DUB		11,000	(768)	0	(768)
Receive	LME Nickel May Futures	10.726%	05/01/2013	DUB		4,920	(301)	0	(301)
Receive	London Silver Market Fixing Ltd.	5.808%	06/05/2013	DUB		2,110	(37)	0	(37)
Receive	London Silver Market Fixing Ltd.	5.808%	06/05/2013	MYC		6,710	(111)	0	(111)
Receive	London Silver Market Fixing Ltd.	8.703%	11/27/2013	SOG		4,300	(130)	0	(130)
Receive	London Silver Market Fixing Ltd.	8.762%	11/27/2013	SOG		4,300	(132)	0	(132)
Receive	London Silver Market Fixing Ltd.	9.000%	11/27/2013	MYC		11,130	(369)	0	(369)
Receive	London Silver Market Fixing Ltd.	8.732%	11/29/2013	SOG		12,530	(372)	0	(372)
Receive	London Silver Market Fixing Ltd.	9.000%	11/29/2013	GST		5,990	(194)	0	(194)
Pay	NYMEX WTI Crude June Futures	10.890%	05/16/2013	DUB		4,870	405	0	405
Receive	NYMEX WTI Crude June Futures	4.623%	05/16/2013	GST		33,267	(543)	0	(543)
Receive	NYMEX WTI Crude June Futures	5.108%	05/16/2013	DUB		22,494	(476)	0	(476)
Receive	NYMEX WTI Crude June Futures	6.200%	05/16/2013	DUB		7,300	(257)	0	(257)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	65

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Variance Swaps (Cont.)
Pay/Receive Variance	Reference Entity	Variance Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	NYMEX WTI Crude May Futures	5.429%	04/17/2013	DUB	$	6,020	$(157)	$0	$(157)
Receive	PLTMLNPM Index	6.812%	05/24/2013	GST		13,950	(511)	0	(511)
Receive	PLTMLNPM Index	6.864%	05/28/2013	DUB		10,793	(399)	0	(399)
Receive	PLTMLNPM Index	7.426%	05/31/2013	GST		10,220	(436)	0	(436)
Pay	S&P 500 Index	7.290%	12/20/2013	GST		14,000	675	0	675
Pay	S&P 500 Index	7.453%	12/20/2013	BRC		12,200	609	0	609
Receive	S&P GSCI Crude Oil Index	6.150%	04/24/2013	BRC		6,967	(255)	0	(255)
Receive	S&P GSCI Crude Oil Index	6.250%	04/24/2013	DUB		7,000	(264)	0	(264)
Pay	SPGCBRP Index	5.382%	04/24/2013	BRC		7,534	252	0	252
Pay	SPGCBRP Index	5.523%	04/24/2013	DUB		7,000	244	0	244

							$4,950	$0	$4,950

(l)	Purchased options outstanding as of March 31, 2013:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price		Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Put - LME Copper July Futures	N/A	$	7,000.000	07/03/2013	245		N/A	$581	$550
Call - NYMEX Brent Crude December Futures	N/A		117.000	11/15/2013	548		N/A	2,062	301
Call - NYMEX Brent Crude December Futures	N/A		118.750	12/31/2013	109		N/A	153	201
Call - NYMEX Brent Crude November Futures	N/A		118.750	11/29/2013	109		N/A	154	184
Call - NYMEX Brent Crude October Futures	N/A		118.750	10/31/2013	109		N/A	154	167
Call - OTC Brent Crude December Futures	GST		118.750	10/31/2013	N/A	$	6,000	87	92
Call - OTC Brent Crude December Futures	JPM		118.750	10/31/2013	N/A		2,200	30	34
Call - OTC Brent Crude February Futures	GST		118.750	12/31/2013	N/A		6,000	87	110
Call - OTC Brent Crude February Futures	JPM		118.750	12/31/2013	N/A		2,200	30	41
Call - OTC Brent Crude January Futures	GST		118.750	11/29/2013	N/A		6,000	87	101
Call - OTC Brent Crude January Futures	JPM		118.750	11/29/2013	N/A		2,200	30	37
Call - OTC WTI Crude December Futures	DUB		130.000	11/15/2013	N/A		29,100	2,095	47
Call - OTC WTI Crude December Futures	FBF		120.000	11/17/2014	N/A		25,000	2,000	320
Call - OTC WTI Crude December Futures	JPM		130.000	11/15/2013	N/A		4,900	342	8
Call - OTC WTI Crude December Futures	SOG		130.000	11/17/2014	N/A		16,500	1,320	117
Call - OTC WTI Crude December Futures	UAG		130.000	11/15/2013	N/A		25,000	1,870	40

								$11,082	$2,350

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus JPY	JPM	JPY	99.000	09/24/2013	$	24,000	$416	$333

Options on Indices
Description	Counterparty		Strike Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC GOLDLNPM Index	DUB	$	1,550.000	11/29/2013	1,900	oz.	$867	$868
Put - OTC GOLDLNPM Index	MYC		1,560.000	12/03/2013	3,600		1,764	1,807
Put - OTC GOLDLNPM Index	UAG		1,520.000	12/05/2013	1,080		491	397

							$3,122	$3,072

(m)	Written options outstanding as of March 31, 2013:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Notional Amount		Premium	Market Value
Call - CBOT Soybean May Futures	N/A	$1,600.000	04/26/2013	125		N/A	$293	$(1)
Put - LME Aluminum July Futures	N/A	1,800.000	07/03/2013	980		N/A	674	(714)
Call - NYMEX Brent Crude December Futures	N/A	6.000	11/13/2013	798		N/A	849	(966)
Put - NYMEX Brent Crude December Futures	N/A	77.000	11/15/2013	548		N/A	2,651	(548)
Call - NYMEX Brent Crude June Futures	N/A	10.000	05/15/2013	224		N/A	206	(202)
Call - NYMEX Heating Oil December Futures	N/A	3.300	12/31/2013	109		N/A	187	(296)
Call - NYMEX Heating Oil November Futures	N/A	3.300	11/29/2013	109		N/A	187	(262)
Call - NYMEX Heating Oil October Futures	N/A	3.300	10/31/2013	109		N/A	187	(234)
Call - OTC Brent Crude December Futures	DUB	140.000	11/11/2013	N/A	$	29,100	1,696	(67)
Call - OTC Brent Crude December Futures	FBF	126.000	11/10/2014	N/A		25,000	2,075	(460)
Call - OTC Brent Crude December Futures	JPM	140.000	11/11/2013	N/A		4,900	353	(11)

66	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

Options on Commodity Futures Contracts (Cont.)
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Notional Amount		Premium	Market Value
Call - OTC Brent Crude December Futures	SOG	$140.000	11/10/2014	N/A	$	16,500	$1,336	$(127)
Call - OTC Brent Crude December Futures	UAG	140.000	11/11/2013	N/A		25,000	1,940	(57)
Call - OTC Heating Oil January Futures	GST	3.300	11/29/2013	N/A		2,520	107	(144)
Call - OTC Heating Oil January Futures	GST	3.300	12/31/2013	N/A		2,520	107	(144)
Call - OTC Heating Oil January Futures	JPM	3.300	10/31/2013	N/A		924	37	(47)
Call - OTC Heating Oil January Futures	JPM	3.300	11/29/2013	N/A		924	37	(53)
Call - OTC Heating Oil January Futures	JPM	3.300	12/31/2013	N/A		924	37	(60)
Call - OTC Heating Oil November Futures	GST	3.300	10/31/2013	N/A		2,520	107	(129)

							$13,066	$(4,522)

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note May Futures	$129.000	04/26/2013	60	$24	$(2)
Call - CBOT U.S. Treasury 10-Year Note May Futures	132.500	04/26/2013	60	15	(19)

				$39	$(21)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.500%	04/02/2013	$	439,000	$1,178	$(27)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	04/02/2013		439,000	1,687	(1,045)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	41,400	92	(9)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.850%	04/24/2013		35,000	49	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		12,100	21	(3)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		10,700	21	(2)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		10,200	18	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	$	18,400	61	(56)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	04/29/2013		6,900	3	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.150%	04/29/2013		6,900	7	(4)
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013	EUR	30,500	132	(5)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		36,200	193	(16)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		6,400	29	(3)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		5,700	30	(3)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013		2,700	13	0
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		8,500	50	(4)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	23,200	81	(85)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		23,200	161	(71)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		18,700	84	(68)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		18,700	136	(58)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		19,600	92	(72)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		19,600	116	(60)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		11,800	42	(43)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		11,800	73	(36)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		30,500	141	(112)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		30,500	225	(94)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		16,000	56	(59)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		16,000	75	(49)

								$4,866	$(1,987)

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus BRL	FBF	BRL	2.050	05/31/2013	$	32,000	$446	$(355)
Put - OTC USD versus JPY	BOA	JPY	89.000	04/16/2013		55,500	259	(30)
Call - OTC USD versus JPY	BPS		97.000	04/16/2013		55,500	378	(126)
Put - OTC USD versus JPY	JPM		88.250	09/24/2013		24,000	247	(269)
Call - OTC USD versus JPY	JPM		104.000	09/24/2013		24,000	169	(135)

							$1,499	$(915)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	67

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Options on Indices
Description	Counterparty	Strike Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC GOLDLNPM versus PLTLNPM Index Spread	DUB	$0.000	03/04/2014	1,060	oz.	$901	$(1,135)
Put - OTC GOLDLNPM versus PLTLNPM Index Spread	GST	(3.000)	03/03/2014	2,205		1,852	(2,241)
Put - OTC PLTMLNPM Index	DUB	1,540.000	04/23/2013	560		95	(94)
Put - OTC PLTMLNPM Index	DUB	1,433.000	06/25/2013	890		298	(69)
Put - OTC PLTMLNPM Index	DUB	1,440.000	11/29/2013	1,900		1,131	(673)
Put - OTC PLTMLNPM Index	GST	1,540.000	04/23/2013	2,180		409	(367)
Put - OTC PLTMLNPM Index	JPM	1,480.000	09/16/2013	885		285	(316)
Put - OTC PLTMLNPM Index	MYC	1,420.000	11/01/2013	2,695		1,887	(708)
Put - OTC PLTMLNPM Index	MYC	1,450.000	12/03/2013	3,600		2,169	(1,402)
Put - OTC PLTMLNPM Index	UAG	1,420.000	11/01/2013	1,750		1,192	(460)
Put - OTC PLTMLNPM Index	UAG	1,410.000	12/05/2013	1,080		586	(305)

						$10,805	$(7,770)

Inflation-Capped Options
Description	Counterparty	Initial Index	Floating Rate	Expiration Date (6)	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$900	$12	$(2)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,000	98	(19)
Floor - OTC YOY CPURNSA Index	BPS	0.000	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	03/01/2018	12,800	110	(116)
Floor - OTC YOY CPURNSA Index	DUB	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018	17,000	168	(164)
Floor - OTC YOY CPURNSA Index	DUB	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	16,000	155	(146)

						$543	$(447)

(6)	YOY options may have a series of expirations.

Transactions in written call and put options for the period ended March 31, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$669,826	EUR	0	$20,168
Sales	14,493	18,583,081		199,400	47,894
Closing Buys	(4,455)	(1,438,183)		0	(18,620)
Expirations	(6,834)	(15,696,587)		0	(17,356)
Exercised	(82)	(591,000)		0	(1,268)

Balance at 03/31/2013	3,122	$1,527,137	EUR	199,400	$30,818

(n)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	AUD	8,786	$	9,027	WST	$0	$(121)	$(121)
04/2013	BRL	70,238		35,581	FBF	824	0	824
04/2013		70,238		34,878	UAG	120	0	120
04/2013	CAD	1,428	EUR	1,100	GLM	4	0	4
04/2013	EUR	85,914	$	110,614	BOA	485	0	485
04/2013		4,034		5,249	CBK	78	0	78
04/2013		710		910	GLM	0	0	0
04/2013		4,991		6,483	RBC	85	0	85
04/2013	GBP	127	EUR	150	CBK	0	0	0
04/2013	JPY	2,039,399	$	21,450	FBF	0	(217)	(217)
04/2013	MXN	240,571		18,723	CBK	0	(750)	(750)
04/2013		24,597		1,912	DUB	0	(79)	(79)
04/2013		401,487		31,971	JPM	0	(532)	(532)
04/2013		2,253		171	MSC	0	(11)	(11)
04/2013	$	106	AUD	103	CBK	1	0	1
04/2013		34,878	BRL	70,238	FBF	0	(120)	(120)
04/2013		34,106		70,238	UAG	652	0	652
04/2013		1,405	CAD	1,428	DUB	1	0	1
04/2013		646	EUR	496	BPS	0	(10)	(10)
04/2013		4,332		3,354	FBF	0	(33)	(33)
04/2013		118,900		89,474	GLM	0	(4,207)	(4,207)
04/2013		906		694	MSC	0	(17)	(17)
04/2013		1,193		921	RBC	0	(12)	(12)
04/2013		2,520	MXN	33,000	DUB	151	0	151
04/2013		26		328	HUS	1	0	1
04/2013		18,693		237,863	JPM	563	0	563
04/2013		11,774		157,146	MSC	948	0	948
05/2013		110,638	EUR	85,914	BOA	0	(488)	(488)

68	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
05/2013	$	469	EUR	365	CBK	$0	$(1)	$(1)
05/2013		3,440		2,681	DUB	0	(3)	(3)
06/2013	BRL	27,561	$	13,559	FBF	15	0	15
06/2013	CAD	28,876		28,051	CBK	0	(324)	(324)
06/2013		4,869		4,761	DUB	0	(24)	(24)
06/2013	EUR	76,201		99,612	BRC	1,881	0	1,881
06/2013		48,719		63,374	DUB	890	0	890
06/2013	GBP	20,224		30,578	RYL	0	(140)	(140)
06/2013	$	35,318	BRL	70,238	FBF	0	(800)	(800)
06/2013		13,559		27,561	UAG	0	(15)	(15)
06/2013		6,277	CAD	6,463	RYL	74	0	74
06/2013		32,921	GBP	21,710	FBF	54	0	54
06/2013		31,732	MXN	401,487	JPM	515	0	515

						$7,342	$(7,904)	$(562)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$2,991	$0	$2,991
Corporate Bonds & Notes
Banking & Finance	0	235,839	4,039	239,878
Industrials	0	8,561	459	9,020
Utilities	0	12,089	0	12,089
U.S. Government Agencies	0	729,720	1,718	731,438
U.S. Treasury Obligations	0	307,604	0	307,604
Mortgage-Backed Securities	0	292,277	0	292,277
Asset-Backed Securities	0	215,249	6,990	222,239
Sovereign Issues	0	143,034	0	143,034
Short-Term Instruments
Certificates of Deposit	0	55,538	0	55,538
Commercial Paper	0	168,996	0	168,996
Repurchase Agreements	0	808,883	0	808,883
Short-Term Notes	0	133,431	0	133,431
Mexico Treasury Bills	0	19,707	0	19,707
U.S. Treasury Bills	0	227,431	0	227,431
U.S. Treasury Cash Management Bills	0	7,240	0	7,240
Central Funds Used for Cash Management Purposes	1,153,256	0	0	1,153,256
Purchased Options
Commodity Contracts	301	5,121	0	5,422

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Foreign Exchange Contracts	$0	$333	$0	$333
	$1,153,557	$3,374,044	$13,206	$4,540,807

Financial Derivative Instruments - Assets
Commodity Contracts	62,771	27,578	87	90,436
Credit Contracts	0	281	0	281
Equity Contracts	0	2,375	0	2,375
Foreign Exchange Contracts	0	7,342	0	7,342
Interest Rate Contracts	149	820	0	969
	$62,920	$38,396	$87	$101,403

Financial Derivative Instruments - Liabilities
Commodity Contracts	(85,276)	(23,644)	(15,640)	(124,560)
Credit Contracts	0	(40)	0	(40)
Equity Contracts	0	(553)	0	(553)
Foreign Exchange Contracts	0	(8,819)	0	(8,819)
Interest Rate Contracts	0	(3,143)	(447)	(3,590)
	$(85,276)	$(36,199)	$(16,087)	$(137,562)

Totals	$1,131,201	$3,376,241	$(2,794)	$4,504,648

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,969	$0	$0	$(23)	$0	$93	$0	$0	$4,039	$93
Industrials	487	0	(47)	0	0	19	0	0	459	23
U.S. Government Agencies	1,890	0	(171)	0	0	(1)	0	0	1,718	(1)
Mortgage-Backed Securities	458	0	(500)	0	8	34	0	0	0	0
Asset-Backed Securities	27,540	7,291	(16,170)	77	179	166	0	(12,093)	6,990	(10)
Purchased Options
Commodity Contracts	6	0	0	0	(1,635)	1,629	0	0	0	0
	$34,350	$7,291	$(16,888)	$54	$(1,448)	$1,940	$0	$(12,093)	$13,206	$105

Financial Derivative Instruments - Assets
Commodity Contracts	$1,863	$0	$0	$0	$0	$(1,776)	$0	$0	$87	$87

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	69

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Financial Derivative Instruments - Liabilities
Commodity Contracts	$(1,723)	$1,179	$(2,753)	$0	$1,106	$(13,449)	$0	$0	$(15,640)	$(12,888)
Interest Rate Contracts	(30)	0	(433)	0	0	16	0	0	(447)	16

	$(1,753)	$1,179	$(3,186)	$0	$1,106	$(13,433)	$0	$0	$(16,087)	$(12,872)

Totals	$34,460	$8,470	$(20,074)	$54	$(342)	$(13,269)	$0	$(12,093)	$(2,794)	$(12,680)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,039	Benchmark Pricing	Base Price	101.00
Industrials	459	Third Party Vendor	Broker Quote	114.00
U.S. Government Agencies	1,718	Third Party Vendor	Broker Quote	100.40
Asset-Backed Securities	6,990	Benchmark Pricing	Base Price	98.65-99.13

Financial Derivative Instruments - Assets
Commodity Contracts	87	Other Valuation Techniques (4)	—	—

Financial Derivative Instruments - Liabilities
Commodity Contracts	(3,376)	Indicative Market Quotations	Broker Quote	101.61-107.12
	(12,264)	Other Valuation Techniques(4)	—	—
Interest Rate Contracts	(447)	Indicative Market Quotations	Broker Quote	0.19-0.97

Total	$(2,794)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$5,422	$0	$0	$333	$0	$5,755
Unrealized appreciation on foreign currency contracts	0	0	0	7,342	0	7,342
Unrealized appreciation on OTC swap agreements	27,665	281	2,375	0	820	31,141

	$33,087	$281	$2,375	$7,675	$820	$44,238

Liabilities:
Written options outstanding	$12,292	$0	$0	$915	$2,455	$15,662
Variation margin payable on financial derivative instruments (2)	2,564	0	0	0	6	2,570
Unrealized depreciation on foreign currency contracts	0	0	0	7,904	0	7,904
Unrealized depreciation on OTC swap agreements	27,541	40	553	0	1,135	29,269

	$42,397	$40	$553	$8,819	$3,596	$55,405

70	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

The Effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$(8,282)	$0	$0	$0	$(301)	$(8,583)
Net realized gain on futures contracts	45,632	0	0	0	1,531	47,163
Net realized gain on written options	15,267	0	0	325	0	15,592
Net realized gain (loss) on swaps	(93,073)	(214)	2,199	0	6,331	(84,757)
Net realized gain on foreign currency transactions	0	0	0	17,643	0	17,643

	$(40,456)	$(214)	$2,199	$17,968	$7,561	$(12,942)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$(1,927)	$0	$0	$(84)	$0	$(2,011)
Net change in unrealized appreciation (depreciation) on futures contracts	(21,635)	0	0	0	149	(21,486)
Net change in unrealized appreciation on written options	6,189	0	0	584	2,711	9,484
Net change in unrealized appreciation (depreciation) on swaps	32,986	86	1,823	0	(909)	33,986
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(3,066)	0	(3,066)

	$15,613	$86	$1,823	$(2,566)	$1,951	$16,907

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(21,807) as reported in the Notes to Consolidated Schedule of Investments.

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
	PIMCO CommoditiesPLUS® Strategy Fund			PIMCO Cayman Commodity Fund III, Ltd. (Subsidiary)
AZD	$0	$0	$0	$(486)	$560	$74
BOA	(52)	0	(52)	2	(290)	(288)
BPS	39	0	39	(244)	0	(244)
BRC	1,736	(1,700)	36	606	(640)	(34)
CBK	(12)	0	(12)	506	(730)	(224)
CIB	0	0	0	87	(710)	(623)
DUB	451	(660)	(209)	(1,442)	1,734	292
FBF	(468)	651	183	(1,959)	(7,050)	(9,009)
GLM	(1,204)	1,134	(70)	(5,206)	1,542	(3,664)
GST	(360)	0	(360)	484	(2,830)	(2,346)
HUS	(1,034)	931	(103)	357	(290)	67
JPM	225	(300)	(75)	332	(6,990)	(6,658)
MSC	937	(1,516)	(579)	(17)	0	(17)
MYC	(1,623)	769	(854)	2,827	(3,865)	(1,038)
RBC	0	0	0	73	0	73
RYL	(178)	0	(178)	0	0	0
SOG	(42)	0	(42)	(1,046)	(3,310)	(4,356)
UAG	435	(410)	25	(63)	0	(63)
WST	(121)	0	(121)	0	0	0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	71

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.7%

BANKING & FINANCE 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
3.500% due 07/26/2013	EUR	100	$129
4.250% due 07/15/2014		300	398
Bank of America Corp. Inflation Linked Bond
4.711% due 04/29/2025	MXN	1,000	95
BNP Paribas S.A.
1.205% due 01/10/2014		$250	251
HSBC Bank PLC
1.103% due 01/17/2014		250	251
Intesa Sanpaolo SpA
3.125% due 01/15/2016		800	783

Total Corporate Bonds & Notes (Cost $1,910)			1,907

U.S. GOVERNMENT AGENCIES 1.1%
Fannie Mae
0.500% due 05/27/2015		2,000	2,008
4.123% due 02/25/2018 (a)		5,400	890

Total U.S. Government Agencies (Cost $2,866)			2,898

U.S. TREASURY OBLIGATIONS 39.8%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016		730	776
0.125% due 04/15/2017		1,926	2,079
0.125% due 01/15/2022		203	222
0.125% due 07/15/2022		39,400	43,005
0.125% due 01/15/2023		13,766	14,883
0.625% due 07/15/2021 (g)		4,087	4,682
0.625% due 02/15/2043		200	202
0.750% due 02/15/2042		51	53
1.125% due 01/15/2021		6,316	7,456
1.250% due 07/15/2020		633	758
1.375% due 01/15/2020		1,065	1,270
1.625% due 01/15/2015		3,376	3,604
1.875% due 07/15/2015		2,604	2,858
2.375% due 01/15/2025 (g)(h)(i)		2,687	3,616
2.375% due 01/15/2027		1,028	1,402
2.500% due 01/15/2029		6,328	8,865
U.S. Treasury Notes
0.250% due 11/30/2013		4,100	4,103
0.250% due 01/31/2014		2,000	2,002
0.250% due 02/28/2014		100	100
0.250% due 03/31/2014		3,000	3,003
1.000% due 01/15/2014		400	403
1.250% due 02/15/2014		1,296	1,309
1.250% due 03/15/2014		904	913
1.750% due 01/31/2014		100	101
1.875% due 02/28/2014		1,100	1,117

Total U.S. Treasury Obligations (Cost $107,419)			108,782

MORTGAGE-BACKED SECURITIES 1.4%
Banc of America Commercial Mortgage Trust
5.623% due 06/10/2049		300	345
Banc of America Large Loan Trust
0.953% due 08/15/2029		233	230
Bear Stearns Adjustable Rate Mortgage Trust
5.256% due 03/25/2035		258	256
Commercial Mortgage Pass-Through Certificates
2.365% due 02/10/2029		500	523
GSR Mortgage Loan Trust
6.000% due 11/25/2035		1,249	1,165

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		$300	$343
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		300	341
Wells Fargo Mortgage-Backed Securities Trust
2.673% due 10/25/2035		352	338
4.581% due 12/25/2033		236	238

Total Mortgage-Backed Securities (Cost $3,752)			3,779

ASSET-BACKED SECURITIES 1.8%
Avalon Capital Ltd.
0.558% due 02/24/2019		211	210
Avenue CLO Fund Ltd.
0.562% due 10/30/2017		1,305	1,293
Four Corners CLO
0.571% due 01/26/2020		646	640
Galaxy CLO Ltd.
0.541% due 04/25/2019		296	291
Goldentree Loan Opportunities Ltd.
0.998% due 10/18/2021		900	893
Residential Asset Mortgage Products Trust
0.374% due 05/25/2036		559	551
Saxon Asset Securities Trust
0.999% due 03/25/2035		502	442
Stanfield Bristol CLO Ltd.
0.550% due 10/15/2019		393	392
Wood Street CLO BV
0.587% due 03/29/2021	EUR	189	237

Total Asset-Backed Securities (Cost $4,919)			4,949

SOVEREIGN ISSUES 7.7%
Australia Government Bond
5.500% due 01/21/2018	AUD	4,400	5,087
5.500% due 04/21/2023		1,100	1,347
Australia Government CPI Linked Bond
1.250% due 02/21/2022		1,000	1,115
2.500% due 09/20/2030		200	272
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	500	654
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2024	BRL	800	1,062
Denmark Government Bond
0.100% due 11/15/2023 (c)	DKK	13,444	2,415
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (c)	EUR	1,683	2,198
Mexico Government International Bond
2.500% due 12/10/2020 (c)	MXN	22,731	2,024
4.320% due 01/30/2020		2,200	177
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	2,400	2,162
Sweden Government Bond CPI Linked Bond
0.250% due 06/01/2022	SEK	900	142
3.500% due 12/01/2028		2,400	669
United Kingdom Gilt
0.125% due 03/22/2044 (c)	GBP	608	1,016
0.625% due 11/22/2042 (c)		116	224
Xunta de Galicia
5.763% due 04/03/2017	EUR	200	265
6.131% due 04/03/2018		100	134

Total Sovereign Issues (Cost $20,437)			20,963

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (d)(e) 14.5%
PIMCO Emerging Markets Currency Fund	3,764,742	$39,718

Total Mutual Funds (Cost $39,386)		39,718

REAL ESTATE INVESTMENT TRUSTS 1.5%
AvalonBay Communities, Inc.	16,007	2,028
Equity Residential	37,096	2,042

Total Real Estate Investment Trusts (Cost $4,069)		4,070

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 31.4%

CERTIFICATES OF DEPOSIT 0.3%
Banco do Brasil S.A.
0.000% due 01/24/2014	$900	892

COMMERCIAL PAPER 2.8%
Entergy Corp.
0.850% due 04/18/2013	800	799
Glencore Funding LLC
0.620% due 05/28/2013	1,300	1,299
Holcim U.S. Finance SARL & Cie S.C.S.
0.480% due 06/11/2013	900	899
Kroger Co.
0.370% due 04/09/2013	900	900
PPL Energy Supply LLC
0.330% due 04/22/2013	1,300	1,300
Santander S.A.
2.200% due 04/02/2013	300	300
2.370% due 01/02/2014	800	792
Xstrata Finance Dubai Ltd.
0.470% due 04/01/2013	1,300	1,300

		7,589

REPURCHASE AGREEMENTS 8.5%
Banc of America Securities LLC
0.210% due 04/01/2013	6,100	6,100
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.625% - 0.875% due 01/31/2017 - 05/31/2017 valued at $6,234. Repurchase proceeds are $6,100.)
Barclays, Inc.
0.210% due 04/01/2013	5,300	5,300
(Dated 03/28/2013. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $5,410. Repurchase proceeds are $5,300.)
JPMorgan Securities, Inc.
0.240% due 04/01/2013	5,300	5,300
(Dated 03/28/2013. Collateralized by Freddie Mac 2.255% due 12/05/2022 valued at $5,451. Repurchase proceeds are $5,300.)
State Street Bank and Trust Co.
0.010% due 04/01/2013	1,158	1,158
(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $1,187. Repurchase proceeds are $1,158.)
TD Securities (USA) LLC
0.220% due 04/01/2013	5,300	5,300
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $5,409. Repurchase proceeds are $5,300.)

		23,158

72	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.5%
Freddie Mac
0.142% due 10/08/2013 - 10/10/2013		$700	$700
0.162% due 01/15/2014 - 02/11/2014		800	799

			1,499

MEXICO TREASURY BILLS 1.3%
4.274% due 04/04/2013	MXN	44,500	3,602

U.S. TREASURY BILLS 0.8%
0.151% due 11/14/2013 - 02/06/2014 (b)(g)		$2,096	2,094

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.109% due 04/15/2013 (b)(g)	$458	$458

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 17.0%
PIMCO Short-Term Floating NAV Portfolio	2,768	28
PIMCO Short-Term Floating NAV Portfolio III	4,661,194	46,579

		46,607

Total Short-Term Instruments (Cost $85,769)		85,899

MARKET VALUE (000S)
PURCHASED OPTIONS (k) 0.1%
(Cost $547)	$367

Total Investments 100.0% (Cost $271,074)	$273,332

Written Options (l) (0.3%) (Premiums $883)	(825)

Other Assets and Liabilities (Net) 0.3%	918

Net Assets 100.0%	$273,425

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Institutional Class Shares of each Fund.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $1,088 at a weighted average interest rate of 0.164%.
(g)	Securities with an aggregate market value of $2,960 and cash of $36 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2016	43	$3
Brent Crude December Futures	Short	11/2013	51	(75)
Brent Crude December Futures	Short	11/2014	44	(41)
Canola November Futures	Short	11/2013	35	6
Corn December Futures	Long	12/2013	49	(47)
Corn May Futures	Short	05/2013	9	(3)
Corn September Futures	Short	09/2013	49	40
Euro-Mill Wheat November Futures	Long	11/2013	30	(31)
Euro-Rapeseed November Futures	Long	11/2013	14	(3)
Gas Oil April Futures	Long	04/2013	3	(13)
Gas Oil August Futures	Long	08/2013	3	(7)
Gas Oil June Futures	Short	06/2013	6	18
Gold 100 oz. June Futures	Long	06/2013	153	(181)
Natural Gas May Futures	Short	04/2013	106	(359)
Natural Gas October Futures	Long	09/2013	106	315
Red Spring Wheat May Futures	Long	05/2013	4	(9)
Soybean May Futures	Long	05/2013	7	(28)
Sugar No. 11 July Futures	Short	06/2013	15	7
U.S. Treasury 10-Year Note June Futures	Long	06/2013	240	(30)
Wheat December Futures	Short	12/2013	3	17
Wheat July Futures	Short	07/2013	10	16
Wheat May Futures	Short	05/2013	2	3
White Sugar August Futures	Long	07/2013	15	(7)
WTI Crude December Futures	Long	11/2013	51	149
WTI Crude December Futures	Long	11/2014	44	84

				$(176)

(h)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $393 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$	4,300	$247	$(11)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	73

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

(i)	Securities with an aggregate market value of $53 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(j)	OTC swap agreements outstanding as of March 31, 2013:

Commodity Forward Swaps
Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	2H13 GOCO Index	$18.100	12/31/2013	MYC	6,000	$11	$0	$11
Pay	2H13 LSFOCO Index	7.100	12/31/2013	MYC	6,000	7	0	7
Pay	CAL14 GOCO Index	17.700	12/31/2014	GST	1,200	0	0	0
Pay	CAL14 GOCO Index	17.760	12/31/2014	CBK	2,400	0	0	0
Pay	CAL14 GOCO Index	17.880	12/31/2014	CBK	1,200	0	0	0
Pay	CAL14 GOCO Index	17.940	12/31/2014	MYC	2,400	1	0	1
Pay	CAL14 GOCO Index	18.000	12/31/2014	GST	2,400	1	0	1
Pay	CAL14 HSFOCO Index	11.000	12/31/2014	GST	2,400	0	0	0
Pay	CAL14 HSFOCO Index	10.750	12/31/2014	CBK	2,400	0	0	0
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	CBK	1,200	1	0	1
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	GST	1,200	1	0	1
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	MYC	2,400	2	0	2

						$24	$0	$24

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	SOG	EUR	6,200	$126	$34	$92
Pay	1-Month EUR-FRCPXTOB Index	2.000%	07/25/2016	DUB		1,300	33	6	27
Pay	1-Month EUR-FRCPXTOB Index	2.000%	07/25/2016	UAG		300	7	1	6
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS	BRL	5,000	38	29	9
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	RYL	$	2,000	1	4	(3)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		2,800	38	38	0

							$243	$112	$131

Total Return Swaps on Indices (Commodities & Equities)
Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTFT Index	732	1-Month USD-LIBOR plus a specified spread	$	4,811	04/30/2013	BOA	$126
Receive	DJUBSTR Index	11,157	3-Month U.S. Treasury Bill rate plus a specified spread		3,107	08/15/2013	BOA	(27)
Receive	ENHGD84T Index	52,473	3-Month U.S. Treasury Bill rate plus a specified spread		13,126	08/15/2013	BOA	(110)
Receive	DWRTFT Index	221	1-Month USD-LIBOR plus a specified spread		1,451	01/31/2014	BOA	38
Receive	DWRTFT Index	178	1-Month USD-LIBOR plus a specified spread		1,167	05/31/2013	BRC	31
Receive	DJUBSGC Index	27,172	0.160%		5,465	08/15/2013	DUB	3
Receive	DJUBSTR Index	23,941	3-Month U.S. Treasury Bill rate plus a specified spread		6,667	08/15/2013	JPM	(58)
Pay	DJUBSTR Index	22,182	3-Month U.S. Treasury Bill rate plus a specified spread		6,177	08/15/2013	JPM	51
Receive	JMABNIC0 Index	2,596	3-Month U.S. Treasury Bill rate plus a specified spread		1,856	08/15/2013	JPM	(12)
Receive	JMABNICP Index	16,445	3-Month U.S. Treasury Bill rate plus a specified spread		11,526	08/15/2013	JPM	(85)
Receive	JMCU3A3TR Index	47,132	3-Month U.S. Treasury Bill rate plus a specified spread		19,246	08/15/2013	JPM	(131)
Receive	JMCU3A5TR Index	16,941	3-Month U.S. Treasury Bill rate plus a specified spread		2,323	08/15/2013	JPM	(10)
Receive	DWRTFT Index	2,028	1-Month USD-LIBOR plus a specified spread		13,335	08/30/2013	RYL	352
Receive	DWRTFT Index	646	1-Month USD-LIBOR plus a specified spread		4,246	09/30/2013	RYL	112

								$280

Variance Swaps

Pay/Receive Variance	Reference Entity	Variance Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	CBOT Corn May Futures	9.766%	04/26/2013	JPM	$	100	$(6)	$0	$(6)
Pay	DJUBS Index	3.610%	04/04/2013	GST		200	6	0	6
Pay	DJUBS Index	2.890%	07/02/2013	JPM		1,400	17	0	17
Pay	DJUBS Index	3.028%	07/08/2013	GST		400	5	0	5
Pay	GOLDLNPM Index	2.326%	04/03/2013	GST		580	11	0	11
Pay	GOLDLNPM Index	2.205%	05/30/2013	GST		630	7	0	7
Pay	GOLDLNPM Index	2.576%	08/01/2013	JPM		4,320	18	0	18
Pay	GOLDLNPM Index	2.873%	11/27/2013	JPM		200	2	0	2
Pay	GOLDLNPM Index	3.706%	11/27/2013	MYC		577	10	0	10
Pay	GOLDLNPM Index	5.176%	08/06/2014	GST		1,070	18	0	18
Pay	GOLDLNPM Index	7.563%	09/30/2014	JPM		450	17	0	17

74	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

Variance Swaps (Cont.)

Pay/Receive Variance	Reference Entity	Variance Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	ICE Brent Crude June Futures	5.856%	05/13/2013	DUB	$	300	$11	$0	$11
Pay	ICE Brent Crude May Futures	5.130%	04/10/2013	DUB		270	8	0	8
Pay	ICE Brent Crude May Futures	5.760%	04/10/2013	CBK		510	20	0	20
Receive	LME Nickel May Futures	10.726%	05/01/2013	DUB		160	(10)	0	(10)
Receive	London Silver Market Fixing Ltd.	9.000%	11/27/2013	MYC		370	(12)	0	(12)
Pay	NYMEX WTI Crude June Futures	10.890%	05/16/2013	DUB		160	13	0	13
Receive	NYMEX WTI Crude June Futures	6.200%	05/16/2013	DUB		300	(11)	0	(11)
Receive	NYMEX WTI Crude May Futures	5.429%	04/17/2013	DUB		260	(7)	0	(7)
Pay	S&P 500 Index	7.290%	12/20/2013	GST		200	10	0	10
Pay	S&P 500 Index	7.453%	12/20/2013	BRC		90	5	0	5
Receive	S&P GSCI Crude Oil Index	6.150%	04/24/2013	BRC		311	(11)	0	(11)
Receive	S&P GSCI Crude Oil Index	6.250%	04/24/2013	DUB		300	(11)	0	(11)
Pay	SPGCBRP Index	5.382%	04/24/2013	BRC		330	11	0	11
Pay	SPGCBRP Index	5.523%	04/24/2013	DUB		300	10	0	10

							$131	$0	$131

(k)	Purchased options outstanding as of March 31, 2013:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Put - LME Copper July Futures	N/A	$7,000.000	07/03/2013	10		N/A	$24	$22
Call - NYMEX Brent Crude December Futures	N/A	117.000	11/15/2013	7		N/A	26	4
Call - NYMEX Brent Crude December Futures	N/A	118.750	12/31/2013	3		N/A	5	5
Call - NYMEX Brent Crude November Futures	N/A	118.750	11/29/2013	3		N/A	5	5
Call - NYMEX Brent Crude October Futures	N/A	118.750	10/31/2013	3		N/A	5	5
Call - OTC Brent Crude December Futures	JPM	118.750	10/31/2013	N/A	$	300	4	5
Call - OTC Brent Crude February Futures	JPM	118.750	12/31/2013	N/A		300	4	5
Call - OTC Brent Crude January Futures	JPM	118.750	11/29/2013	N/A		300	4	5

							$77	$56

Options on Exchange-Traded Futures Contracts
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CME E-mini S&P 500 Index June Futures	1,375.000	06/21/2013	100	$34	$29
Put - CME E-mini S&P 500 Index September Futures	1,325.000	09/20/2013	300	340	195

				$374	$224

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus JPY	JPM	JPY	99.000	09/24/2013	$	1,400	$24	$19
Call - OTC USD versus JPY	BOA		99.000	09/24/2013		900	15	13

							$39	$32

Options on Indices
Description	Counterparty	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC GOLDLNPM Index	MYC	$1,560.000	12/03/2013	80	oz.	$39	$40
Put - OTC GOLDLNPM Index	MYC	1,520.000	12/05/2013	40		18	15

						$57	$55

(l)	Written options outstanding as of March 31, 2013:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Notional Amount	Premium	Market Value
Put - LME Aluminum July Futures	N/A	$1,800.000	07/03/2013	40	N/A	$28	$(29)
Call - NYMEX Brent Crude December Futures	N/A	6.000	11/13/2013	26	N/A	28	(32)
Put - NYMEX Brent Crude December Futures	N/A	77.000	11/15/2013	7	N/A	34	(7)
Call - NYMEX Brent Crude June Futures	N/A	10.000	05/15/2013	3	N/A	3	(3)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	75

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Options on Commodity Futures Contracts (Cont.)
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Notional Amount		Premium	Market Value
Call - NYMEX Heating Oil December Futures	N/A	$3.300	12/31/2013	3		N/A	$5	$(8)
Call - NYMEX Heating Oil November Futures	N/A	3.300	11/29/2013	3		N/A	5	(7)
Call - NYMEX Heating Oil October Futures	N/A	3.300	10/31/2013	3		N/A	6	(7)
Call - OTC Heating Oil January Futures	JPM	3.300	10/31/2013	N/A	$	126	5	(6)
Call - OTC Heating Oil January Futures	JPM	3.300	11/29/2013	N/A		126	5	(7)
Call - OTC Heating Oil January Futures	JPM	3.300	12/31/2013	N/A		126	5	(8)

							$124	$ (114)

Options on Exchange-Traded Futures Contracts
Description	Exercise Price/ Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note May Futures	$129.000	04/26/2013	3	$1	$0
Call - CBOT U.S. Treasury 10-Year Note May Futures	132.500	04/26/2013	3	1	(1)
Put - CME E-mini S&P 500 Index June Futures	1,300.000	06/21/2013	100	16	(14)
Call - CME E-mini S&P 500 Index June Futures	1,600.000	06/21/2013	300	143	(274)
Call - CME E-mini S&P 500 Index June Futures	1,650.000	06/21/2013	100	19	(23)
Put - CME E-mini S&P 500 Index September Futures	1,250.000	09/20/2013	300	209	(120)

				$389	$(432)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.500%	04/02/2013	$	4,800	$13	$0
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	04/02/2013		4,800	18	(11)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	1,900	4	(1)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.850%	04/24/2013		1,600	2	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		600	1	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		900	2	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	$	1,100	4	(3)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	04/29/2013		400	0	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.150%	04/29/2013		400	0	0
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013	EUR	1,400	6	0
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,100	5	(1)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		300	1	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,100	6	(1)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013		200	1	0
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		100	1	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	1,100	4	(4)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,100	8	(3)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		900	4	(3)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		900	6	(3)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,300	6	(5)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,300	8	(4)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		700	3	(3)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		700	4	(2)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,300	6	(5)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,300	10	(4)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,000	6	(7)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,000	8	(6)

								$137	$(66)

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus BRL	FBF	BRL	2.050	05/31/2013	$	700	$10	$(8)
Put - OTC USD versus JPY	BOA	JPY	88.000	09/24/2013		900	8	(9)
Put - OTC USD versus JPY	JPM		88.250	09/24/2013		1,400	14	(16)
Call - OTC USD versus JPY	JPM		104.000	09/24/2013		1,400	10	(8)
Call - OTC USD versus JPY	BOA		104.000	09/24/2013		900	6	(5)

							$48	$(46)

76	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

Options on Indices
Description	Counterparty	Index Value		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC GOLDLNPM versus PLTLNPM Index Spread	DUB	$	0.000	03/04/2014	25	oz.	$21	$(27)
Put - OTC GOLDLNPM versus PLTLNPM Index Spread	GST		(3.000)	03/03/2014	60		50	(61)
Put - OTC PLTMLNPM Index	DUB		1,540.000	04/23/2013	140		24	(24)
Put - OTC PLTMLNPM Index	DUB		1,433.000	06/25/2013	30		10	(2)
Put - OTC PLTMLNPM Index	JPM		1,480.000	09/16/2013	25		8	(9)
Put - OTC PLTMLNPM Index	MYC		1,450.000	12/03/2013	80		48	(31)
Put - OTC PLTMLNPM Index	MYC		1,410.000	12/05/2013	40		22	(11)

							$183	$(165)

Inflation-Capped Options
Description	Counterparty	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premium	Market Value
Floor - OTC YOY CPURNSA Index	BPS	0.000	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	03/01/2018	$200	$2	$(2)

(1)	YOY options may have a series of expirations.

Transactions in written call and put options for the period ended March 31, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	180	$0	EUR	0	$131
Sales	2,368	321,510		9,200	2,268
Closing Buys	(935)	(44,513)		0	(873)
Expirations	(716)	(214,319)		0	(460)
Exercised	(6)	(30,300)		0	(183)

Balance at 03/31/2013	891	$32,378	EUR	9,200	$883

(m)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	AUD	2,878	$	2,959	BOA	$0	$(38)	$(38)
04/2013		1,307		1,366	BPS	5	0	5
04/2013		4,880		5,004	JPM	0	(76)	(76)
04/2013		514		534	RBC	0	(1)	(1)
04/2013	BRL	2,131		1,080	BOA	25	0	25
04/2013		2,526		1,254	FBF	4	0	4
04/2013		395		191	UAG	0	(4)	(4)
04/2013	CAD	390	EUR	300	GLM	1	0	1
04/2013	EUR	3,129	$	4,099	CBK	89	0	89
04/2013		681		882	HUS	9	0	9
04/2013	JPY	10,109		107	BRC	0	0	0
04/2013	MXN	1,182		93	BPS	0	(3)	(3)
04/2013		43,965		3,422	CBK	0	(137)	(137)
04/2013		22,104		1,691	JPM	0	(98)	(98)
04/2013	NZD	1,710		1,401	BRC	0	(29)	(29)
04/2013		829		699	WST	6	0	6
04/2013	$	1,615	AUD	1,548	FBF	0	(4)	(4)
04/2013		1,058	BRL	2,131	BOA	0	(4)	(4)
04/2013		1,285		2,526	FBF	0	(35)	(35)
04/2013		196		395	UAG	0	(1)	(1)
04/2013		384	CAD	390	DUB	0	0	0
04/2013		1,819	MXN	23,286	HUS	66	0	66
04/2013		30	ZAR	262	HUS	0	(2)	(2)
05/2013	AUD	210	$	217	CBK	0	(2)	(2)
05/2013	DKK	14,230		2,563	BRC	115	0	115
05/2013	EUR	3,795		4,869	BRC	3	0	3
05/2013	SEK	5,373		841	BRC	17	0	17
06/2013	BRL	3,129		1,572	FBF	34	0	34
06/2013	CAD	398		391	DUB	0	0	0
06/2013	GBP	2,129		3,215	BRC	3	(22)	(19)
06/2013		140		211	DUB	0	(2)	(2)
06/2013		140		212	RBC	0	(1)	(1)
06/2013	MXN	23,010		1,784	HUS	0	(64)	(64)
06/2013	$	297	BRL	603	UAG	0	0	0
06/2013		18	CLP	8,703	GLM	1	0	1
06/2013		782	EUR	605	DUB	0	(6)	(6)
06/2013		2,306	GBP	1,546	CBK	42	0	42

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	77

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
06/2013	$	100	MXN	1,282	HUS	$3	$0	$3
06/2013		100		1,281	UAG	3	0	3
08/2013	CNY	653	$	104	DUB	0	0	0

						$426	$(529)	$(103)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,812	$95	$1,907
U.S. Government Agencies	0	2,898	0	2,898
U.S. Treasury Obligations	0	108,782	0	108,782
Mortgage-Backed Securities	0	3,779	0	3,779
Asset-Backed Securities	0	3,656	1,293	4,949
Sovereign Issues	0	20,963	0	20,963
Mutual Funds	39,718	0	0	39,718
Real Estate Investment Trusts	4,070	0	0	4,070
Short-Term Instruments
Certificates of Deposit	0	892	0	892
Commercial Paper	0	7,589	0	7,589
Repurchase Agreements	0	23,158	0	23,158
Short-Term Notes	0	1,499	0	1,499
Mexico Treasury Bills	0	3,602	0	3,602
U.S. Treasury Bills	0	2,094	0	2,094
U.S. Treasury Cash Management Bills	0	458	0	458
Central Funds Used for Cash Management Purposes	46,607	0	0	46,607
Purchased Options
Commodity Contracts	4	107	0	111
Equity Contracts	224	0	0	224

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Foreign Exchange Contracts	$0	$32	$0	$32
	$90,623	$181,321	$1,388	$273,332

Financial Derivative Instruments - Assets
Commodity Contracts	655	262	0	917
Equity Contracts	0	674	0	674
Foreign Exchange Contracts	0	426	0	426
Interest Rate Contracts	3	134	0	137
	$658	$1,496	$0	$2,154

Financial Derivative Instruments - Liabilities
Commodity Contracts	(811)	(444)	(329)	(1,584)
Equity Contracts	(432)	0	0	(432)
Foreign Exchange Contracts	0	(575)	0	(575)
Interest Rate Contracts	(30)	(80)	(2)	(112)
	$(1,273)	$(1,099)	$(331)	$(2,703)

Totals	$90,008	$181,718	$1,057	$272,783

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$92	$0	$0	$0	$3	$0	$0	$95	$3
Asset-Backed Securities	0	1,294	0	0	0	(1)	0	0	1,293	(1)

	$0	$1,386	$0	$0	$0	$2	$0	$0	$1,388	$2

Financial Derivative Instruments - Liabilities
Commodity Contracts	0	0	(71)	0	0	(258)	0	0	(329)	(258)
Interest Rate Contracts	0	0	(2)	0	0	0	0	0	(2)	0

	$0	$0	$(73)	$0	$0	$(258)	$0	$0	$(331)	$(258)

Totals	$0	$1,386	$(73)	$0	$0	$(256)	$0	$0	$1,057	$(256)

78	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$95	Benchmark Pricing	Base Price	116.76
Asset-Backed Securities	1,293	Benchmark Pricing	Base Price	99.13

Financial Derivative Instruments - Liabilities
Commodity Contracts	(88)	Indicative Market Quotations	Broker Quote	101.61-107.12
	(241)	Other Valuation Techniques (4)	—	—
Interest Rate Contracts	(2)	Indicative Market Quotations	Broker Quote	0.91

Total	$1,057

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$111	$0	$224	$32	$0	$367
Variation margin receivable on financial derivative instruments (2)	76	0	0	0	0	76
Unrealized appreciation on foreign currency contracts	0	0	0	426	0	426
Unrealized appreciation on OTC swap agreements	262	0	674	0	134	1,070

	$449	$0	$898	$458	$134	$1,939

Liabilities:
Written options outstanding	$279	$0	$431	$46	$69	$825
Variation margin payable on financial derivative instruments (2)	179	0	0	0	62	241
Unrealized depreciation on foreign currency contracts	0	0	0	529	0	529
Unrealized depreciation on OTC swap agreements	501	0	0	0	3	504

	$959	$0	$431	$575	$134	$2,099

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	79

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

March 31, 2013

The Effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$(278)	$0	$(667)	$0	$(6)	$(951)
Net realized gain (loss) on futures contracts	(141)	0	(138)	0	117	(162)
Net realized gain on written options	121	0	70	6	51	248
Net realized gain (loss) on swaps	(950)	0	1,771	0	150	971
Net realized (loss) on foreign currency transactions	0	0	0	(126)	0	(126)

	$(1,248)	$0	$1,036	$(120)	$312	$(20)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$(22)	$0	$(72)	$(7)	$0	$(101)
Net change in unrealized (depreciation) on futures contracts	(151)	0	0	0	(27)	(178)
Net change in unrealized appreciation (depreciation) on written options	28	0	(48)	3	71	54
Net change in unrealized appreciation (depreciation) on swaps	(245)	0	476	0	131	362
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(98)	0	(98)

	$(390)	$0	$356	$(102)	$175	$39

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(176) and open centrally cleared swaps cumulative (depreciation) of $(11) as reported in the Notes to Consolidated Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
	PIMCO Inflation Response Multi-Asset Fund			PIMCO Cayman Commodity Fund VII, Ltd. (Subsidiary)
BOA	$138	$0	$138	$(137)	$0	$(137)
BPS	38	0	38	0	0	0
BRC	111	(270)	(159)	5	(10)	(5)
CBK	(9)	0	(9)	22	0	22
DUB	25	0	25	(51)	0	(51)
FBF	(9)	0	(9)	0	0	0
GLM	(19)	0	(19)	1	0	1
GST	0	0	0	(2)	0	(2)
HUS	50	0	50	0	0	0
JPM	(205)	53	(152)	(191)	0	(191)
MYC	(51)	0	(51)	74	0	74
RBC	(2)	0	(2)	0	0	0
RYL	452	(360)	92	0	0	0
SOG	126	0	126	0	0	0
UAG	5	0	5	0	0	0
WST	6	0	6	0	0	0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

80	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements

March 31, 2013

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the Institutional Class, Class P, Class D, Class A, Class B, Class C and Class R shares of seven funds (each a “Fund” and collectively the “Funds”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the PIMCO Real Income 2019 Fund®, PIMCO Real Income 2029 Fund® and the PIMCO Real Return Asset Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the PIMCO Real Income 2019 Fund®, PIMCO Real Income 2029 Fund® and the PIMCO Real Return Asset Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

The PIMCO Real Income 2019 Fund® and PIMCO Real Income 2029 Fund®s’ distribution strategy is designed to provide a monthly distribution adjusted for inflation until each Fund’s final maturity date.

ANNUAL REPORT	MARCH 31, 2013	81

Notes to Financial Statements (Cont.)

Each Fund’s monthly distribution will primarily consist of its net investment income and will likely include principal from the inflation-indexed bonds that have recently matured or proceeds from the sale of securities. A portion of a monthly distribution will likely consist of a return of capital to shareholders. This means that over the life of the Fund you will likely receive a portion of your investment back as part of each monthly distribution. This also means that, the closer a new or subsequent investment is to the maturity date of the Fund, the greater the monthly distribution rate will be for that investment. This is because you will receive a greater portion of that investment back in a monthly distribution due to the shorter time horizon.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 measurements in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements and sale-buyback financing transactions, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net increase in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective April 1, 2012, the Funds began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Funds may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedules of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

82	PIMCO REAL RETURN STRATEGY FUNDS

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For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of a Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

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Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal

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course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers out of Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

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Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment

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of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of March 31, 2013, the Funds had no unfunded loan commitments outstanding.

(b) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to

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resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency

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values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  Certain Funds may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into a Fund’s custody account. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be

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exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Straddle Options  Certain Funds may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Commodity Forward Swap Agreements  Certain Funds may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure of the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price of the commodity with respect to the number of units. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price variance of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of

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Notes to Financial Statements (Cont.)

income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of March 31, 2013 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the

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agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure of the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Funds (or Underlying PIMCO Funds and/or Acquired Funds in the case of the PIMCO Fund of Funds) trade financial instruments, and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

PIMCO Fund of Funds  Because the PIMCO Fund of Funds invest substantially all of their respective assets in Underlying PIMCO Funds (or Acquired Funds), the risks associated with investing in the PIMCO Fund of Funds are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds (or Acquired Funds). The ability of the PIMCO Fund of Funds to achieve their respective investment objectives will depend upon the ability of the Underlying PIMCO Funds (or Acquired Funds) to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund (or Acquired Fund) will be achieved. The net asset value of a PIMCO Fund of Funds will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds (or Acquired Funds) in which it invests. The extent to which the investment performance and risks associated with the PIMCO Fund of Funds correlate to those of a particular Underlying PIMCO Fund (or Acquired Fund) will depend upon the extent to which the assets of the PIMCO Fund of Funds are allocated from time to time for investment in the Underlying PIMCO Fund (or Acquired Fund), which will vary.

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Notes to Financial Statements (Cont.)

Investing in Underlying PIMCO Funds (or Acquired Funds) involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds (or Acquired Funds).

The investment performance depends upon how its assets are allocated and reallocated according to the PIMCO Fund of Fund’s asset allocation targets and ranges. A principal risk of investing in each PIMCO Fund of Funds is that the PIMCO Fund of Fund’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds (or Acquired Funds) that will provide consistent, quality performance for the PIMCO Fund of Funds, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund (or Acquired Fund) that performs poorly or underperforms other Underlying PIMCO Funds (or Acquired Funds) under various market conditions.

In the normal course of business the Underlying PIMCO Funds (or Acquired Funds) trade financial instruments, and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  A Fund’s (or Underlying PIMCO Fund’s and/or Acquired Fund’s in the case of the PIMCO Fund of Funds) investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds), or, in the case of hedging positions, that the Fund’s (or Underlying PIMCO Fund’s and/or Acquired Fund’s in the case of the PIMCO Fund of Funds) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s (or Underlying PIMCO Fund’s and/or Acquired Fund’s in the case of a PIMCO Fund of Funds) investments in foreign currency denominated securities may reduce the returns of the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds).

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s (or Underlying PIMCO Fund’s and/or Acquired Fund’s in the case of a PIMCO Fund of Funds) investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial

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derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds). A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) subsequently decreases, the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds).

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to Schedules of Investments.

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Notes to Financial Statements (Cont.)

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. BASIS FOR CONSOLIDATION FOR PIMCO COMMODITIESPLUS® SHORT STRATEGY FUND, PIMCO COMMODITIESPLUS® STRATEGY FUND AND PIMCO INFLATION RESPONSE MULTI-ASSET FUND (“Consolidated Funds”)

PIMCO Cayman Commodity Fund III, IV and VII (each a “Commodity Subsidiary”), Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Consolidated Funds in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Funds’ investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of March 31, 2013 of each Commodity Subsidiary to its respective Consolidated Fund (amounts in thousands).

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO CommoditiesPLUS® Short Strategy Fund (the “CPSS Fund”)	PIMCO Cayman Commodity Fund IV Ltd. (the “CPSS Subsidiary”)	04/14/2010	05/07/2010	$4,971	$1,122	22.6%
PIMCO CommoditiesPLUS® Strategy Fund (the “CPS Fund”)	PIMCO Cayman Commodity Fund III Ltd. (the “CPS Subsidiary”)	04/14/2010	05/07/2010	4,477,612	967,252	21.6
PIMCO Inflation Response Multi-Asset Fund (the “IRMA Fund”)	PIMCO Cayman Commodity Fund VII Ltd. (the “IRMA Subsidiary”)	08/01/2011	08/31/2011	273,425	43,339	15.9

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class P	Class D	A, B, C and R Classes
PIMCO Real Income 2019 Fund®	0.19%		0.20%	0.30%	0.35%	0.35%
PIMCO Real Income 2029 Fund®	0.19%		0.20%	0.30%	0.35%	0.35%
PIMCO Real Return Asset Fund	0.30%		0.25%	0.35%	N/A	N/A
PIMCO RealEstateRealReturn Strategy Fund	0.49%		0.25%	0.35%	0.40%	0.40%
PIMCO CommoditiesPLUS® Short Strategy Fund	0.54%		0.25%	0.35%	0.50%	0.50%
PIMCO CommoditiesPLUS® Strategy Fund	0.49%		0.25%	0.35%	0.50%	0.50%
PIMCO Inflation Response Multi-Asset Fund	0.65%	(1)	0.25%	0.35%	0.45%	0.45%

(1)	PIMCO has contractually agreed, through July 31, 2013, to waive 0.10% of the Investment Advisory Fee to 0.55%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO RealEstateRealReturn Strategy, PIMCO CommoditiesPLUS® Short Strategy, PIMCO CommoditiesPLUS® Strategy and PIMCO Inflation Response Multi-Asset Funds	0.75%	0.25%
All other Funds	0.50%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended March 31, 2013, the Distributor received $23,528,041 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and

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Notes to Financial Statements (Cont.)

indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has contractually agreed to waive a portion of the PIMCO Real Income 2019 Fund®, PIMCO Real Income 2029 Fund®, PIMCO CommoditiesPLUS® Short Strategy Fund and PIMCO Inflation Response Multi-Asset Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% calculated as a percentage of each Fund’s average daily net assets attributable to each class). PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO March 31, 2013, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO CommoditiesPLUS® Short Strategy Fund	$21
PIMCO Inflation Response Multi-Asset Fund	29

Prior to January 1, 2013, each unaffiliated Trustee received an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Effective January 1, 2013, each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $2,250.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the IRMA Fund are based upon an allocation of the IRMA Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the IRMA Fund’s assets.

PIMCO has contractually agreed, through July 31, 2013, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the IRMA Fund in an amount equal to the expenses attributable to the management fees of Underlying PIMCO Funds indirectly incurred by the IRMA Fund in connection with its investments in Underlying PIMCO Funds, to the extent the IRMA Fund’s management fees are greater than or equal to the management fees of the Underlying PIMCO Funds. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2013, the amount was $110,253.

Each Commodity Subsidiary has entered into a separate contract with PIMCO for the management of each Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and Supervisory and Administrative Fees it receives from each Commodity Subsidiary in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by each Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with each Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended March 31, 2013, the Funds below waived the following fees (amounts in thousands):

Fund Name	Waived Fees
PIMCO CommoditiesPLUS® Short Strategy Fund	$11
PIMCO CommoditiesPLUS® Strategy Fund	7,072
PIMCO Inflation Response Multi-Asset Fund	360

96	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2013

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 4 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2013, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Real Return Asset Fund	$208,389	$1,002,712
PIMCO RealEstateRealReturn Strategy Fund	152,089	372,563
PIMCO CommoditiesPLUS® Strategy Fund	7,042	17,283
PIMCO Inflation Response Multi-Asset Fund	7,449	3,053

The IRMA Fund may invest assets in Institutional Class shares of the Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with the IRMA Fund. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2013 (amounts in thousands):

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Markets Currency Fund	$5,908	$33,956	$(258)	$(17)	$129	$39,718	$422	$0
PIMCO Short-Term Floating NAV Portfolio	10,120	22,607	(32,700)	6	(5)	28	6	0
PIMCO Short-Term Floating NAV Portfolio III	0	162,902	(116,300)	(28)	5	46,579	103	0
Totals	$16,028	$219,465	$(149,258)	$(39)	$129	$86,325	$531	$0

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended March 31, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Short Strategy Fund	$906	$8,405	$(8,105)	$0	$(0)	$1,206	$5	$0
PIMCO CommoditiesPLUS® Strategy Fund	1,065,897	1,421,884	(1,971,100)	11	(362)	516,330	2,555	29
PIMCO Real Return Asset Fund	96,750	1,480,001	(1,533,000)	(27)	(27)	43,697	296	5
PIMCO RealEstateRealReturn Strategy Fund	139,540	2,975,218	(2,907,500)	(374)	5	206,889	1,088	30

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Short Strategy Fund	$0	$1,203	$(1,200)	$(1)	$(0)	$2	$3	$0
PIMCO CommoditiesPLUS® Strategy Fund	0	637,443	0	0	(517)	636,926	2,443	0

ANNUAL REPORT	MARCH 31, 2013	97

Notes to Financial Statements (Cont.)

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2013, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Real Income 2019 Fund®	$16,182	$13,085	$0	$0
PIMCO Real Income 2029 Fund®	8,015	3,504	0	0
PIMCO Real Return Asset Fund	908,076	3,245,031	100,624	509,826
PIMCO RealEstateRealReturn Strategy Fund	1,631,783	1,938,315	247,866	279,111
PIMCO CommoditiesPLUS® Short Strategy Fund	4,469	3,539	736	509
PIMCO CommoditiesPLUS® Strategy Fund	2,532,162	2,368,105	360,986	293,235
PIMCO Inflation Response Multi-Asset Fund	274,888	184,040	108,946	51,109

98	PIMCO REAL RETURN STRATEGY FUNDS

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ANNUAL REPORT	MARCH 31, 2013	99

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Real Income 2019 Fund®				PIMCO Real Income 2029 Fund® (1)				PIMCO Real Return Asset Fund (2)
	Year Ended 03/31/2013		Year Ended 03/31/2012		Year Ended 03/31/2013		Year Ended 03/31/2012		Year Ended 03/31/2013		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	123	$1,026	230	$2,109	271	$3,039	101	$1,102	23,911	$281,896	65,537	$778,226
Class P	58	497	157	1,452	131	1,457	231	2,541	1,442	16,623	1,897	22,899
Class D	251	2,081	585	5,315	813	9,023	641	6,994	0	0	0	0
Class A	1,262	10,150	885	8,056	276	3,049	391	4,258	0	0	0	0
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	329	2,740	542	4,913	160	1,759	103	1,092	0	0	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	59	493	54	490	35	393	26	283	15,355	158,511	36,848	421,925
Class P	23	190	22	196	13	149	6	63	413	4,202	118	1,340
Class D	63	520	37	329	29	320	13	147	0	0	0	0
Class A	164	1,355	96	871	9	102	7	77	0	0	0	0
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	41	335	15	135	3	30	2	17	0	0	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(274)	(2,277)	(481)	(4,424)	(122)	(1,359)	(48)	(520)	(211,063)	(2,488,947)	(132,277)	(1,662,122)
Class P	(146)	(1,223)	(50)	(446)	(130)	(1,427)	(118)	(1,291)	(1,633)	(18,119)	(742)	(8,780)
Class D	(390)	(3,227)	(197)	(1,769)	(628)	(6,941)	(238)	(2,597)	0	0	0	0
Class A	(426)	(3,541)	(339)	(3,064)	(237)	(2,630)	(95)	(1,038)	0	0	0	0
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	(329)	(2,720)	(68)	(619)	(40)	(437)	(25)	(267)	0	0	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	808	$6,399	1,488	$13,544	583	$6,527	997	$10,861	(171,575)	$(2,045,834)	(28,619)	$(446,512)

100	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2013

PIMCO RealEstateRealReturn Strategy Fund				PIMCO CommoditiesPLUS® Short Strategy Fund (3)				PIMCO CommoditiesPLUS® Strategy Fund (4)
Year Ended 03/31/2013		Year Ended 03/31/2012		Year Ended 03/31/2013		Year Ended 03/31/2012		Year Ended 03/31/2013		Year Ended 03/31/2012
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

80,253	$429,013	179,020	$863,213	956	$7,937	299	$2,500	120,006	$1,276,704	271,761	$3,193,459
32,572	171,660	9,412	46,835	35	289	2	19	84,543	925,537	16,549	185,966
117,826	605,861	29,797	144,611	1,074	8,935	1,541	12,712	2,255	24,408	3,992	49,460
76,659	387,089	29,509	142,697	174	1,447	163	1,369	4,537	45,673	4,618	57,040
123	582	92	423	0	0	0	0	0	0	0	0
30,488	143,436	8,212	37,602	16	139	20	176	405	4,333	642	8,034
0	0	0	0	0	0	0	0	22	230	25	299

35,959	186,685	63,158	305,358	25	221	1	9	2,048	21,820	28,193	319,743
3,603	18,305	693	3,347	0	2	0	0	12	132	65	715
16,805	81,989	3,677	17,149	19	154	0	0	5	52	561	6,507
11,442	55,608	3,968	18,448	15	123	0	1	5	55	263	3,043
75	344	106	465	0	0	0	0	0	0	0	0
4,851	21,911	1,489	6,530	3	22	0	0	0	5	114	1,346
0	0	0	0	0	0	0	0	0	0	2	25

(375,145)	(2,051,291)	(121,089)	(609,902)	(946)	(7,836)	(414)	(3,582)	(183,653)	(2,017,906)	(86,225)	(1,222,194)
(11,007)	(57,125)	(2,415)	(11,849)	(32)	(255)	(2)	(18)	(6,488)	(69,080)	(1,189)	(13,674)
(65,303)	(325,729)	(11,401)	(53,812)	(1,016)	(8,394)	(1,671)	(13,900)	(2,895)	(30,495)	(2,585)	(31,136)
(28,816)	(144,353)	(14,998)	(70,608)	(94)	(752)	(137)	(1,140)	(1,580)	(16,737)	(1,606)	(19,360)
(346)	(1,651)	(393)	(1,783)	0	0	0	0	0	0	0	0
(5,703)	(26,435)	(3,789)	(16,764)	(12)	(94)	(12)	(106)	(349)	(3,643)	(668)	(8,004)
0	0	0	0	0	0	0	0	(15)	(152)	(6)	(67)
(75,664)	$(504,101)	175,048	$821,960	217	$1,938	(210)	$(1,960)	18,858	$160,936	234,506	$2,531,202

ANNUAL REPORT	MARCH 31, 2013	101

Notes to Financial Statements (Cont.)

	PIMCO Inflation Response Multi-Asset Fund (5)
	Year Ended 03/31/2013		Period from 08/31/2011 to 03/31/2012
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	17,216	$177,344	3,591	$34,549
Class P	464	4,770	30	302
Class D	4,304	43,976	172	1,701
Class A	1,530	15,630	225	2,224
Class B	0	0	0	0
Class C	352	3,594	83	818
Class R	0	0	1	10
Issued as reinvestment of distributions
Institutional Class	237	2,429	49	465
Class P	1	13	0	1
Class D	10	105	0	5
Class A	13	138	1	6
Class B	0	0	0	0
Class C	2	24	1	6
Class R	0	0	0	0
Cost of shares redeemed
Institutional Class	(923)	(9,501)	(38)	(363)
Class P	(7)	(76)	0	0
Class D	(454)	(4,653)	(30)	(302)
Class A	(157)	(1,612)	(12)	(119)
Class B	0	0	0	0
Class C	(22)	(226)	(6)	(59)
Class R	0	0	0	0
Net increase resulting from Fund share transactions	22,566	$231,955	4,067	$39,244

(1)	As of March 31, 2013, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 16% of the Fund, and the shareholder is a related party of the Fund.*
(2)

As of March 31, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 35% of the Fund. One shareholder is a related party to the Fund and comprises 24% of the Fund.*

(3)	As of March 31, 2013, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 48% of the Fund, and the shareholder is a related party of the Fund.*
(4)	As of March 31, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 47% of the Fund, and each of the two shareholders are related parties of the Fund.*
(5)	As of March 31, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 24% of the Fund.
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2013, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. The

Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under

102	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2013

Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any Investments in its respective Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

As of March 31, 2013, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Qualified Late-Year Loss Deferral- Capital (4)	Qualified Late-Year Loss Deferral- Ordinary (5)
PIMCO Real Income 2019 Fund®	$0	$0	$1,053	$(61)	$0	$0	$0
PIMCO Real Income 2029 Fund®	0	0	1,658	(15)	0	0	0
PIMCO Real Return Asset Fund	126,842	4,482	23,927	(1,015)	0	0	0
PIMCO RealEstateRealReturn Strategy Fund	234,246	13,101	120,580	(4,555)	(57,400)	0	0
PIMCO CommoditiesPLUS® Short Strategy Fund	206	0	3	(5)	(96)	0	0
PIMCO CommoditiesPLUS® Strategy Fund	24,387	1,581	32,821	(2,281)	0	0	0
PIMCO Inflation Response Multi-Asset Fund	2,099	0	2,548	(611)	0	0	0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2012 through March 31, 2013 which the Funds elected to defer to the following taxable year pursuant to federal income tax regulations.
(5)

Specified losses realized during the period November 1, 2012 through March 31, 2013 and Ordinary losses realized during the period January 1, 2013 through March 31, 2013, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2013, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands) (6)
	03/31/2014	03/31/2015	03/31/2016	03/31/2017	03/31/2018	03/31/2019
PIMCO Real Income 2019 Fund®	$0	$0	$0	$0	$0	$0
PIMCO Real Income 2029 Fund®	0	0	0	0	0	0
PIMCO Real Return Asset Fund	0	0	0	0	0	0
PIMCO RealEstateRealReturn Strategy Fund*	0	0	0	8,079	49,321	0
PIMCO CommoditiesPLUS® Short Strategy Fund	0	0	0	0	0	0
PIMCO CommoditiesPLUS® Strategy Fund	0	0	0	0	0	0
PIMCO Inflation Response Multi-Asset Fund	0	0	0	0	0	0

ANNUAL REPORT	MARCH 31, 2013	103

Notes to Financial Statements (Cont.)

March 31, 2013

Under the recently enacted Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2013, the Funds had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO Real Income 2019 Fund®	$0	$0
PIMCO Real Income 2029 Fund®	0	0
PIMCO Real Return Asset Fund	0	0
PIMCO RealEstateRealReturn Strategy Fund	0	0
PIMCO CommoditiesPLUS® Short Strategy Fund	0	96
PIMCO CommoditiesPLUS® Strategy Fund	0	0
PIMCO Inflation Response Multi-Asset Fund	0	0

(6)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of March 31, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (7)
PIMCO Real Income 2019 Fund®	$31,670	$1,053	$0	$1,053
PIMCO Real Income 2029 Fund®	22,817	1,658	(0)	1,658
PIMCO Real Return Asset Fund	489,802	28,555	(5,904)	22,651
PIMCO RealEstateRealReturn Strategy Fund	2,536,748	123,108	(4,641)	118,467
PIMCO CommoditiesPLUS® Short Strategy Fund	5,281	30	(13)	17
PIMCO CommoditiesPLUS® Strategy Fund	4,519,911	35,576	(14,679)	20,896
PIMCO Inflation Response Multi-Asset Fund	271,391	2,434	(494)	1,940

(7)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals and treasury inflation-protected securities deflationary adjustments for federal income tax purposes.

For the fiscal years ended March 31, 2013 and March 31, 2012, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2013			March 31, 2012
	Ordinary Income Distributions (8)	Long-Term Capital Gain Distributions	Return of Capital (9)	Ordinary Income Distributions (8)	Long-Term Capital Gain Distributions	Return of Capital (9)
PIMCO Real Income 2019 Fund®	$213	$440	$2,991	$535	$53	$2,151
PIMCO Real Income 2029 Fund®	205	204	736	317	42	300
PIMCO Real Return Asset Fund	110,670	57,627	0	343,318	80,668	0
PIMCO RealEstateRealReturn Strategy Fund	366,412	18,607	0	344,837	13,281	0
PIMCO CommoditiesPLUS® Short Strategy Fund	916	0	0	10	0	0
PIMCO CommoditiesPLUS® Strategy Fund	25,812	738	0	342,710	0	0
PIMCO Inflation Response Multi-Asset Fund	2,730	0	0	484	0	0

(8)	Includes short-term capital gains, if any, distributed.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

104	PIMCO REAL RETURN STRATEGY FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of PIMCO Real Income 2019 Fund®, PIMCO Real Income 2029 Fund®, PIMCO Real Return Asset Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund and PIMCO Inflation Response Multi-Asset Fund (seven series of PIMCO Funds, hereinafter referred to as the “Funds”) at March 31, 2013, the results of each of their operations and the changes in each of their net assets, the cash flows for PIMCO Real Return Asset Fund and PIMCO RealEstateRealReturn Strategy Fund and the financial highlights of the Funds for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements (consolidated financial statements for PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund and PIMCO Inflation Response Multi-Asset Fund) and financial highlights (hereinafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 23, 2013

ANNUAL REPORT	MARCH 31, 2013	105

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MSX	Morgan Stanley Capital Group, Inc.
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	FBF	Credit Suisse International	RBC	Royal Bank of Canada
BOM	Bank of Montreal	FOB	Credit Suisse Securities (USA) LLC	RDR	RBC Dain Rausher, Inc.
BOS	Banc of America Securities LLC	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SOG	Societe Generale
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase Bank N.A.	UBS	UBS Securities LLC
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	WST	Westpac Banking Corp.
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	NZD	New Zealand Dollar
BRL	Brazilian Real	GBP	British Pound	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	USD	United States Dollar
CLP	Chilean Peso	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone

Exchange Abbreviations:
CBOT	Chicago Board of Trade	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
CME	Chicago Mercantile Exchange	LME	London Metal Exchange	OTC	Over-the-Counter
ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	DJUBSHG	Dow Jones-UBS Copper Sub-Index	JMABNICP	JPMorgan Nic P Custom Index
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	JMCU3A3T	Dow Jones-UBS 3 Month Forward Total Return Pre Roll
DJUBHGTR	Dow Jones-UBS Copper Sub-Index Total Return	DWRTFT	Dow Jones Wilshire REIT Total Return Index	JMCU3A5T	Dow Jones-UBS 5 Month Forward Total Return Pre Roll
DJUBS	Dow Jones-UBS Commodity Index	ENHGD84T	Dow Jones-AIG E84 Total Return	NGCAL19	2019 Calendar Natural Gas
DJUBSCOT	DJUBS Brent Crude TR	FRCPXTOB	France Consumer Price ex-Tobacco Index	PLTMLNPM	London Platinum & Palladium Market PM Fix
DJUBSF1T	Dow Jones-UBS Commodity Index 1 Month Forward Total Return	GOLDLNPM	London Gold Market Fixing Ltd. PM	SPGCICP	S&P GSCI Copper Index Excess Return
DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	GSCI	Goldman Sachs Commodity Index	SPGCICTR	S&P GSCI Total Return Index
DJUBSGC	Dow Jones-UBS Gold Sub-Index	JMABNIC0	JPMorgan Nic 0 Custom Index

Municipal Bond or Agency Abbreviations:
ST	State

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration
ADR	American Depositary Receipt	CLO	Collateralized Loan Obligation	oz.	Ounce
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
BABs	Build America Bonds	FSB	Federal Savings Bank	WTI	West Texas Intermediate
CBO	Collateralized Bond Obligation	JSC	Joint Stock Company	YOY	Year-Over-Year
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate

106	PIMCO REAL RETURN STRATEGY FUNDS

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2013) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Funds’ dividend distribution that qualifies under tax law. The percentage of each Funds’ fiscal 2013 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2013 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2013 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2013 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
PIMCO Real Income 2019 Fund®	0.00%	0.00%	$386	$0
PIMCO Real Income 2029 Fund®	0.00%	0.00%	300	0
PIMCO Real Return Asset Fund	0.00%	0.00%	18,762	83,156
PIMCO RealEstateRealReturn Strategy Fund	0.00%	0.00%	31,233	71,544
PIMCO CommoditiesPLUS® Short Strategy Fund	0.00%	0.00%	34	0
PIMCO CommoditiesPLUS® Strategy Fund	0.00%	0.00%	22,402	3,409
PIMCO Inflation Response Multi-Asset Fund	0.00%	0.00%	303	981

Name	Net Cap Gain
PIMCO Real Return Asset Fund	$694,428

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2014, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2013.

ANNUAL REPORT	MARCH 31, 2013	107

Management of the Trust

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Portfolio’s Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (800) 927-4648 or visit our website at http://pvit.pimco-funds.com.

Name, Year of Birth and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (1959) Chairman of the Board and Trustee	08/1997 to Present	Managing Director and member of Executive Committee, PIMCO.	167	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc.; Director, Applied Natural Gas Fuels, Inc. and member of Board of Governors, Investment Company Institute. Board Member and Owner, Harris Holdings, LLC. Formerly, Chairman and Director, PCM Fund, Inc. Formerly, Chairman and Director, PIMCO Strategic Global Government Fund, Inc.

Douglas M. Hodge* (1957) Trustee	02/2010 to Present	Managing Director; Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.	160	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (1940) Trustee	05/2000 to Present	Private Investor; Formerly, President, Houston Zoo.	167	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series). Formerly, Director, PCM Fund, Inc.

Vern O. Curtis (1934) Trustee	08/1997 to Present	Private Investor.	167	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Director, PCM Fund, Inc.

J. Michael Hagan (1939) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily to manufacturing companies).	160	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust. Formerly, Director, PCM Fund, Inc.

Ronald C. Parker (1951) Trustee	07/2009 to Present	Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products)	160	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

William J. Popejoy (1938) Trustee	08/1997 to Present	Private Investor.	160	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Formerly, Director, PCM Fund, Inc.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with PIMCO.

** Trustees serve until their successors are duly elected and qualified

108	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Officers

Brent R. Harris (1959) President	03/2009 to Present	Managing Director and member of Executive Committee, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to Present	Managing Director, PIMCO.

William H. Gross (1944) Senior Vice President	08/1997 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (1958) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Co-Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

Douglas M. Hodge (1957) Senior Vice President	05/2010 to Present	Managing Director; Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.

Kevin M. Broadwater (1964) Vice President - Senior Counsel	05/2012 to Present	Executive Vice President and Attorney, PIMCO.

J. Stephen King (1962) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Associate, Dechert LLP.

Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Willkie Farr & Gallagher LLP.

Eric D. Johnson (1970) Vice President	05/2011 to Present	Senior Vice President, PIMCO.

Henrik P. Larsen (1970) Vice President	02/1999 to Present	Senior Vice President, PIMCO.

Peter G. Strelow (1970) Vice President	05/2008 to Present	Managing Director, PIMCO.

Greggory S. Wolf (1970) Vice President	05/2011 to Present	Senior Vice President, PIMCO.

John P. Hardaway (1957) Treasurer	08/1997 to Present	Executive Vice President, PIMCO.

Stacie D. Anctil (1969) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO.

Trent W. Walker (1974) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO.

ANNUAL REPORT	MARCH 31, 2013	109

Privacy Policy

(Unaudited)

The Funds1,2 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect its rights or property, or upon reasonable request by any investment fund managed by the Adviser in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with its affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Adviser, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on the Funds’ internet websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

1 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

2 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined, policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

110	PIMCO REAL RETURN STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF3007AR_033113

Your Global Investment Authority

PIMCO Funds

Annual Report

March 31, 2013

Short Duration Strategy Funds

PIMCO Government Money Market Fund

PIMCO Investment Grade Corporate Bond Fund

PIMCO Low Duration Fund

PIMCO Low Duration Fund II

PIMCO Low Duration Fund III

PIMCO Moderate Duration Fund

PIMCO Money Market Fund

PIMCO Short Asset Investment Fund

PIMCO Short-Term Fund

Share Classes

■	Institutional
■	M
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		15
Benchmark Descriptions		17
Financial Highlights		18
Statements of Assets and Liabilities		28
Statements of Operations		32
Statements of Changes in Net Assets		34
Notes to Financial Statements		119
Report of Independent Registered Public Accounting Firm		141
Glossary		142
Federal Income Tax Information		143
Management of the Trust		144
Privacy Policy		146

Fund	Fund Summary	Schedule of Investments

PIMCO Government Money Market Fund	6	36
PIMCO Investment Grade Corporate Bond Fund	7	37
PIMCO Low Duration Fund	8	58
PIMCO Low Duration Fund II	9	74
PIMCO Low Duration Fund III	10	80
PIMCO Moderate Duration Fund	11	89
PIMCO Money Market Fund	12	99
PIMCO Short Asset Investment Fund	13	100
PIMCO Short-Term Fund	14	103

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Over the reporting period, the major Western central banks resorted to an unprecedented commitment to support asset prices and drive down interest rates through various monetary policy measures. As a result, low yields in perceived safe assets1 (such as U.S. Treasuries and German Bunds) encouraged investors to move further out the risk spectrum. The availability of “easy money” and asset purchases, derived from central bank quantitative easing policies and near-zero interest rates, helped to inflate most risk assets by encouraging greater risk taking as investors searched for higher returns and yields. Equity indices in the U.S. rallied and reached new highs, while yields on U.S. Treasuries and most developed market sovereign bonds remained low. Signs of an improving U.S. housing market and positive U.S. economic data also contributed to increased investor risk appetite, despite a period marked by ongoing geopolitical uncertainty and growing concerns about global economic growth. In particular, the unresolved banking crisis in Cyprus (and potentially more broadly across peripheral European countries), the continuing social unrest in the Middle East, and the unsettling situation with North Korea kept investors on edge.

The Federal Reserve (“Fed”) initiated a third round of quantitative easing, or QE3, expanding the Fed’s purchases beyond U.S. Treasuries to Agency mortgage-backed securities. In addition, the Fed announced that it would tie forward policy guidance to unemployment and inflation targets as well as maintain its $85 billion monthly asset purchase program. The U.S. Congress largely averted going over the fiscal cliff at year-end by passing the American Taxpayers Relief Act, but set the stage for potential fiscal uncertainty into 2013 due to its failure to reach a deal on the sequestration.

Within Europe, the imperfect rescue of the Cypriot financial system set new precedents on the eurozone’s four year old debt crisis, by forcing losses on uninsured Cypriot bank depositors and undermining public confidence in financial institutions. In mid-December 2012, Standard & Poor’s upgraded Greece’s sovereign debt rating from selective default to B-/B (the highest debt rating Greece has received since June 2011) due to the country’s debt buyback (financed by its European partners) and confidence that other eurozone members were committed to keeping Greece within the union. Furthermore, the European Central Bank (“ECB”) and other major European central banks reiterated their commitment to keep interest rates low for as long as necessary to help facilitate implementation of structural economic reforms in the region.

Included below are highlights of the financial markets during our twelve-month reporting period:

■

U.S. Treasury yields ended the period lower, with prices on these securities therefore higher. The yield on the benchmark ten-year U.S. Treasury note was 1.85%, or 0.36% lower than on March 31, 2012, but above its record low of 1.39% in July 2012. The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the ECB maintained its main policy rate at 0.75% during the reporting period, but lowered the rate to 0.50% in early May. The Bank of Japan announced an expanded monetary stimulus policy that includes plans for direct purchases of Japanese government bonds. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.77% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 5.68%, as represented by the Barclays U.S. TIPS Index, outperforming nominal U.S. Treasuries. Lower real yields, which declined across the maturity spectrum on the back of continued policy action by the Fed, drove the majority of U.S. TIPS returns. Breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) widened as the market priced in higher longer-term inflation given the Fed’s expanded scope of accommodative monetary policies. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.03%.

[1]	All investments contain risk and may lose value.

2	PIMCO SHORT DURATION STRATEGY FUNDS

■

Agency mortgage-backed securities (“MBS”) underperformed like-duration U.S. Treasuries generally due to positive economic data in the U.S. and investor concern that the Fed might curtail its purchases of Agency MBS sooner than anticipated. While the mortgage sector as a whole underperformed, volatility in relative valuations between coupons remained as higher coupons benefited from positive supply technicals (or ongoing demand but no new issuance) and demand for lower duration assets. Non-Agency MBS, however, outperformed U.S. Treasuries amid investor appetite for higher yielding assets, limited new issue supply, and growing optimism regarding the recovery in the U.S. housing market. Commercial MBS (“CMBS”) also outperformed U.S. Treasuries, with lower credit quality securities exhibiting the strongest performance.

■

The investment grade and high yield corporate bond sectors outperformed like-duration U.S. Treasuries, driven by improving U.S. corporate growth prospects and investors’ search for yield. The financial sector, in particular, outperformed due to generally strong earnings and continued strengthening in corporate balance sheets.

■

Municipal bonds, both tax-exempt and taxable Build America Bonds, posted positive absolute returns as yields moved lower across the municipal yield curve. Select lower quality municipal sectors outperformed higher quality sectors as investors looked for yield by extending out the yield curve and down the credit spectrum.

■

Emerging market (“EM”) fixed income assets outperformed U.S. Treasuries as improved risk sentiment and global central bank quantitative easing policies reduced credit spreads and drove interest rates lower, fueling gains in both external and local EM bonds.

■

U.S. equities, as measured by the S&P 500 Index, returned 13.96% as investors embraced riskier assets in their search for higher returns. Global equities, as represented by the MSCI World Index, returned 11.85% despite concern over the Cypriot banking crisis and potential contagion to other peripheral eurozone countries. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 1.95%, underperforming developed market equities largely due to weaker EM corporate earnings.

On the following pages of this PIMCO Funds Annual Report, please find specific details of each Fund’s investment performance and a discussion of factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds May 22, 2013

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2013	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Annual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the fifth year (or sixth year for certain Funds). As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. (These charges do not apply to the PIMCO Government Money Market Fund or PIMCO Money Market Fund.) The Cumulative Returns Chart reflects only Institutional Class performance (or Class M in the case of the PIMCO Government Money Market Fund). Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class (or Class M) performance due to the lower expenses paid by Institutional Class (or Class M) shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund (or Class M) commenced operations. The minimum initial investment amount for Institutional Class, Class M, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

4	PIMCO SHORT DURATION STRATEGY FUNDS

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class M	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Government Money Market Fund	01/27/09	—	01/27/09	05/14/09	—	—	05/14/09	—	05/14/09	—
PIMCO Investment Grade Corporate Bond Fund	04/28/00	04/28/00	—	04/30/08	09/30/02	07/30/04	07/30/04	—	07/30/04	—
PIMCO Low Duration Fund	05/11/87	05/11/87	—	04/30/08	01/03/95	04/08/98	01/13/97	01/13/97	01/13/97	12/31/02
PIMCO Low Duration Fund II	10/31/91	10/31/91	—	12/31/09	03/19/99	—	—	—	—	—
PIMCO Low Duration Fund III	12/31/96	12/31/96	—	11/19/10	03/19/99	—	—	—	—	—
PIMCO Moderate Duration Fund	12/31/96	12/31/96	—	12/31/09	—	—	—	—	—	—
PIMCO Money Market Fund	03/01/91	03/01/91	—	—	01/25/95	—	01/13/97	01/13/97	01/13/97	—
PIMCO Short Asset Investment Fund	05/31/12	05/31/12	—	05/31/12	05/31/12	05/31/12	05/31/12	—	—	—
PIMCO Short-Term Fund	10/07/87	10/07/87	—	04/30/08	02/01/96	04/08/98	01/20/97	01/20/97	01/20/97	12/31/02

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares (or Class M shares in the case of the PIMCO Government Money Market Fund). The prior Institutional Class (or Class M) performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ANNUAL REPORT	MARCH 31, 2013	5

PIMCO Government Money Market Fund

Class M - PGFXX	Class A - AMAXX
Class P - PGPXX	Class C - AMGXX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Treasury Repurchase Agreements	40.6%
Government Agency Repurchase Agreements	29.4%
Treasury Debt	18.2%
Government Agency Debt	11.8%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	7-Day Yield	30-Day Yield	1 Year	Fund Inception (01/27/09)
PIMCO Government Money Market Fund Class M	0.02%	0.01%	0.05%	0.09%
PIMCO Government Money Market Fund Class P	0.00%	0.01%	0.03%	0.07%
PIMCO Government Money Market Fund Class A	0.00%	0.01%	0.03%	0.05%
PIMCO Government Money Market Fund Class C	0.00%	0.01%	0.03%	0.05%
Citigroup 3-Month Treasury Bill Index	—	—	0.08%	0.11%	*
Lipper Institutional U.S. Government Money Markets Funds Average	—	—	0.01%	0.04%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.18% for Class M shares, 0.28% for Class P shares, 0.43% for Class A shares, and 0.43% for Class C shares.

Money Market funds are not insured or guaranteed by FDIC or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Money Market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

Portfolio Insights

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The PIMCO Government Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations.

»	The Fund had a focus on high-quality and short-maturity assets.

»	The Fund’s weighted average maturity increased as short-term interest rates were zero-bound during the reporting period.

»	The Fund maintained its exposure to Agency securities as they provided incremental yield above short-dated U.S. Treasuries.

»	The Fund increased its holdings of collateralized repurchase agreements in order to maintain a stable net asset value (NAV) and liquidity profile.

6	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Investment Grade Corporate Bond Fund

Institutional Class - PIGIX	Class D - PBDDX
Class P - PBDPX	Class A - PBDAX
Administrative Class - PGCAX	Class C - PBDCX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Banking & Finance	30.8%
Industrials	21.7%
U.S. Treasury Obligations	19.7%
Utilities	7.0%
Short-Term Instruments	3.0%
Other	17.8%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Institutional Class	12.39%	10.70%	8.14%	9.00%
PIMCO Investment Grade Corporate Bond Fund Class P	12.28%	10.59%	8.03%	8.89%
PIMCO Investment Grade Corporate Bond Fund Administrative Class	12.11%	10.43%	7.87%	8.73%
PIMCO Investment Grade Corporate Bond Fund Class D	11.95%	10.26%	7.71%	8.56%
PIMCO Investment Grade Corporate Bond Fund Class A	11.94%	10.26%	7.71%	8.56%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	7.78%	9.41%	7.29%	8.24%
PIMCO Investment Grade Corporate Bond Fund Class C	11.12%	9.44%	6.90%	7.76%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	10.12%	9.44%	6.90%	7.76%
Barclays U.S. Credit Index	7.00%	7.52%	5.96%	7.10%	*
Lipper Intermediate Investment Grade Debt Funds Average	5.47%	5.79%	4.81%	5.83%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, 0.75% for Administrative Class shares, 0.90% for Class D shares, 0.90% for Class A shares, and 1.65% for Class C shares.

Portfolio Insights

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The PIMCO Investment Grade Corporate Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Duration (or sensitivity to changes in market interest rates) and yield curve positioning were net positive for performance. The Fund was underweight U.S. duration and tactically long European, U.K. and Australia government duration. Australia, European and U.K. positioning was positive for performance, while U.S. exposure detracted from performance. Yield curve positioning designed to benefit from steepening yield curves in Europe and the U.K. and a flattening curve in the U.S. detracted from performance.

»	An overweight to the pipelines sector was positive for performance as the sector outperformed the Barclays U.S. Credit Index (“the Fund’s benchmark index”) during the reporting period.

»	An overweight to independent E&P (Exploration & Production) energy credits was negative for performance as the sector underperformed the Fund’s benchmark index during the reporting period.

»	An overweight to the banking sector was positive for performance as the sector outperformed the Fund’s benchmark index during the reporting period.

»	An overweight to automotive credits was negative for relative performance as the sector underperformed the Fund’s benchmark index during the reporting period.

»	An overweight to the airlines sector was positive for performance as the sector outperformed the Fund’s benchmark index during the reporting period.

»	An underweight to the wirelines sector was positive for performance as the sector underperformed the Fund’s benchmark index during the reporting period.

ANNUAL REPORT	MARCH 31, 2013	7

PIMCO Low Duration Fund

Institutional Class - PTLDX	Class A - PTLAX
Class P - PLDPX	Class B - PTLBX
Administrative Class - PLDAX	Class C - PTLCX
Class D - PLDDX	Class R - PLDRX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

U.S. Government Agencies	34.4%
Short-Term Instruments	17.3%
Corporate Bonds & Notes	16.5%
Sovereign Issues	10.1%
U.S. Treasury Obligations	7.6%
Mortgage-Backed Securities	6.0%
Asset-Backed Securities	5.4%
Other	2.7%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Low Duration Fund Institutional Class	4.76%	4.67%	4.18%	6.37%
PIMCO Low Duration Fund Class P	4.66%	4.56%	4.07%	6.29%
PIMCO Low Duration Fund Administrative Class	4.50%	4.41%	3.92%	6.11%
PIMCO Low Duration Fund Class D	4.46%	4.37%	3.86%	6.07%
PIMCO Low Duration Fund Class A	4.41%	4.28%	3.75%	5.90%
PIMCO Low Duration Fund Class A (adjusted)	2.06%	3.81%	3.52%	5.77%
PIMCO Low Duration Fund Class B	3.63%	3.50%	3.21%	5.68%
PIMCO Low Duration Fund Class B (adjusted)	-1.37%	3.15%	3.21%	5.68%
PIMCO Low Duration Fund Class C	4.10%	3.90%	3.31%	5.40%
PIMCO Low Duration Fund Class C (adjusted)	3.10%	3.90%	3.31%	5.40%
PIMCO Low Duration Fund Class R	4.15%	4.02%	3.50%	5.63%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.64%	1.75%	2.67%	5.28%	*
Lipper Short Investment Grade Debt Funds Average	2.53%	2.84%	2.94%	5.17%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares, 5.00% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.46% for Institutional Class shares, 0.56% for Class P shares, 0.71% for Administrative Class shares, 0.75% for Class D shares, 0.80% for Class A shares, 1.55% for Class B shares, 1.10% for Class C shares, and 1.05% for Class R shares.

Portfolio Insights

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The PIMCO Low Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

The Fund had an overweight duration position (or sensitivity to changes in market interest rates), which benefited performance as U.S. Treasury yields fell across the yield curve during the reporting period.

»

Exposure to the mortgage sector, including both Agency mortgage-backed securities and non-Agency mortgage-backed securities, added to performance as these sectors outperformed short-duration U.S. Treasuries during the reporting period.

»	Exposure to the investment grade corporate sector added to returns as spreads tightened significantly and outperformed short-duration U.S. Treasuries during the reporting period.

»	An allocation to duration outside of the U.S., specifically exposure to Italian rates and Mexican rates, benefited performance as yields fell in both countries during the reporting period.

»	Exposure to select high yield securities benefited performance as yields fell and these securities outperformed short-duration U.S. Treasuries.

»	Exposure to U.S. dollar-denominated emerging market debt added to returns as the sector outperformed short duration U.S. Treasuries over the reporting period.

»

Exposure to foreign currencies added to returns, as short positions in the euro and Japanese yen benefited performance due to relative depreciation against the U.S. dollar, and a long position in the Mexican peso benefited performance due to appreciation against the U.S. dollar.

8	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Low Duration Fund II

Institutional Class - PLDTX	Administrative Class - PDFAX
Class P - PDRPX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

U.S. Government Agencies	46.9%
Short-Term Instruments	20.1%
U.S. Treasury Obligations	11.9%
Mortgage-Backed Securities	9.0%
Corporate Bonds & Notes	7.8%
Other	4.3%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (10/31/91)
PIMCO Low Duration Fund II Institutional Class	3.41%	3.61%	3.51%	5.09%
PIMCO Low Duration Fund II Class P	3.31%	3.51%	3.41%	4.98%
PIMCO Low Duration Fund II Administrative Class	3.15%	3.35%	3.26%	4.82%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.64%	1.75%	2.67%	4.50%
Lipper Short Investment Grade Debt Funds Average	2.53%	2.84%	2.94%	4.55%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, and 0.75% for Administrative Class shares.

Portfolio Insights

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The PIMCO Low Duration Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated A or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.

»

The Fund had an overweight duration position (or sensitivity to changes in market interest rates), which benefited performance as U.S. Treasury yields fell across the yield curve during the reporting period.

»

Exposure to the mortgage sector, including both Agency mortgage-backed securities and non-Agency mortgage-backed securities, added to performance as these sectors outperformed short-duration U.S. Treasuries during the reporting period.

»	Exposure to the investment grade corporate sector added to returns as spreads tightened significantly and outperformed short-duration U.S. Treasuries during the reporting period.

»	Exposure to non-taxable municipal securities detracted from performance due to security selection within the sector as these securities performed poorly.

ANNUAL REPORT	MARCH 31, 2013	9

PIMCO Low Duration Fund III

Institutional Class - PLDIX	Administrative Class - PDRAX
Class P - PLUPX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

U.S. Government Agencies	40.1%
Corporate Bonds & Notes	15.7%
Short-Term Instruments	11.5%
U.S. Treasury Obligations	10.6%
Sovereign Issues	10.3%
Asset-Backed Securities	5.0%
Other	6.8%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Low Duration Fund III Institutional Class	4.83%	4.26%	3.90%	4.96%
PIMCO Low Duration Fund III Class P	4.73%	4.16%	3.79%	4.85%
PIMCO Low Duration Fund III Administrative Class	4.58%	4.00%	3.64%	4.70%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.64%	1.75%	2.67%	4.04%
Lipper Short Investment Grade Debt Funds Average	2.53%	2.84%	2.94%	4.00%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, and 0.75% for Administrative Class shares.

Portfolio Insights

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The PIMCO Low Duration Fund III seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, with prohibitions on firms engaged in certain socially sensitive practices. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

The Fund had an overweight duration position (or sensitivity to changes in market interest rates), which benefited performance as U.S. Treasury yields fell across the yield curve during the reporting period.

»

Exposure to the mortgage sector, including both Agency mortgage-backed securities and non-Agency mortgage-backed securities, added to performance as these sectors outperformed short-duration U.S. Treasuries during the reporting period.

»	Exposure to the investment grade corporate sector added to returns as spreads tightened significantly and outperformed short-duration U.S. Treasuries during the reporting period.

»	An allocation to duration outside of the U.S., specifically exposure to Italian rates and Mexican rates, benefited performance as yields fell in both countries during the reporting period.

»	Exposure to select high yield securities benefited performance as yields fell and these securities outperformed short-duration U.S. Treasuries.

»	Exposure to U.S. dollar-denominated emerging market debt added to returns as the sector outperformed short duration U.S. Treasuries over the reporting period.

»

Exposure to foreign currencies added to returns, as short positions in the euro and Japanese yen benefited performance due to relative depreciation against the U.S. dollar, and a long position in the Mexican peso benefited performance due to appreciation against the U.S. dollar.

10	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Moderate Duration Fund

Institutional Class - PMDRX
Class P - PMOPX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

U.S. Government Agencies	34.8%
Corporate Bonds & Notes	23.0%
Sovereign Issues	12.2%
U.S. Treasury Obligations	12.1%
Short-Term Instruments	7.0%
Mortgage-Backed Securities	6.2%
Other	4.7%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Moderate Duration Fund Institutional Class	6.84%	6.93%	5.78%	6.54%
PIMCO Moderate Duration Fund Class P	6.73%	6.82%	5.67%	6.43%
Barclays Intermediate Government/Credit Index	3.53%	4.61%	4.49%	5.63%
Lipper Short-Intermediate Investment Grade Debt Funds Average	3.92%	4.62%	3.85%	4.87%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.46% for Institutional Class shares and 0.56% for Class P shares.

Portfolio Insights

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The PIMCO Moderate Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed- Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An overweight to U.S. duration (or sensitivity to changes in market interest rates) during the first five months of the reporting period added to returns as the ten-year U.S. Treasury yield fell over this period. Additionally, an underweight to U.S duration during the second half of the reporting period also added to returns as the ten-year U.S. Treasury yield rose over this period.

»	Exposure to non-Agency mortgage-backed securities added to returns as prices on these securities rose during the reporting period.

»

Within the investment grade corporate sector, a focus on bonds of financial companies added to returns as the financials sector outperformed the overall investment grade corporate market during the reporting period.

»	A modest allocation to high yield corporate bonds benefited performance as these securities outperformed like-duration U.S. Treasuries during the reporting period.

»	Modest exposure to emerging markets external debt added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

ANNUAL REPORT	MARCH 31, 2013	11

PIMCO Money Market Fund

Institutional Class - PMIXX	Class B - PYCXX
Administrative Class - PMAXX	Class C - PKCXX
Class A - PYAXX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Treasury Repurchase Agreements	38.1%
Government Agency Repurchase Agreements	24.4%
Government Agency Debt	20.7%
Treasury Debt	16.8%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	7-Day Yield	30-Day Yield	1 Year	5 Years	10 Years	Fund Inception (03/01/91)
PIMCO Money Market Fund Institutional Class	0.01%	0.01%	0.04%	0.35%	1.70%	3.18%
PIMCO Money Market Fund Administrative Class	0.01%	0.01%	0.04%	0.30%	1.55%	2.98%
PIMCO Money Market Fund Class A	0.01%	0.01%	0.04%	0.30%	1.54%	2.96%
PIMCO Money Market Fund Class B	0.01%	0.01%	0.05%	0.18%	1.22%	2.67%
PIMCO Money Market Fund Class C	0.01%	0.01%	0.04%	0.30%	1.54%	2.97%
Citigroup 3-Month Treasury Bill Index	—	—	0.08%	0.31%	1.66%	3.17%	*
Lipper Institutional Money Market Funds Average	—	—	0.06%	0.43%	1.72%	3.28%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 02/28/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.32% for Institutional Class shares, 0.57% for Administrative Class shares, 0.57% for Class A shares, 1.47% for Class B shares, and 0.57% for Class C shares.

Money Market funds are not insured or guaranteed by FDIC or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Money Market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

Portfolio Insights

»

The PIMCO Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by complying with the quality, maturity and diversification of securities requirements applicable to money market funds.

»	The Fund had a focus on high-quality and short-maturity assets.

»	The Fund’s weighted average maturity increased as short-term interest rates were zero-bound during the reporting period.

»	The Fund increased its holdings of collateralized repurchase agreements in order to maintain a stable net asset value (“NAV”) and liquidity profile.

»	The Fund maintained its exposure to Agency securities as a source of incremental yield above short-dated U.S. Treasuries.

12	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Short Asset Investment Fund

Institutional Class - PAIDX	Class D - PAIUX
Class P - PAIPX	Class A - PAIAX
Administrative Class - PAIQX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Corporate Bonds & Notes	55.1%
Short-Term Instruments	24.7%
Asset-Backed Securities	6.0%
Municipal Bonds & Notes	4.6%
U.S. Government Agencies	3.6%
Other	6.0%
‡	% of Total Investments as of 03/31/13

Cumulative Total Return for the period ended March 31, 2013
Fund Inception (05/31/12)
PIMCO Short Asset Investment Fund Institutional Class	1.79%
PIMCO Short Asset Investment Fund Class P	1.70%
PIMCO Short Asset Investment Fund Administrative Class	1.58%
PIMCO Short Asset Investment Fund Class D	1.51%
PIMCO Short Asset Investment Fund Class A	1.51%
PIMCO Short Asset Investment Fund Class A (adjusted)	-0.78%
Citigroup 3-Month Treasury Bill Index	0.07%
Lipper Short Investment Grade Debt Funds Average	2.28%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.36% for Institutional Class shares, 0.46% for Class P shares, 0.61% for Administrative Class shares, 0.71% for Class D shares, and 0.71% for Class A shares.

Portfolio Insights

»

The PIMCO Short Asset Investment Fund seeks maximum current income, consistent with daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An overweight duration position (or sensitivity to changes in market interest rates) benefited performance as three-month U.S. Treasury yields rose slightly versus yields at the six-month to two-year portion of the yield curve, which fell over the reporting period.

»	Exposure to U.S. dollar-denominated covered bonds, specifically to those issued in Canada, added to overall performance as the sector experienced positive returns during the reporting period.

»	Exposure to the investment grade corporate sector added to returns as spreads tightened significantly and performance for the sector was positive.

ANNUAL REPORT	MARCH 31, 2013	13

PIMCO Short-Term Fund

Institutional Class - PTSHX	Class A - PSHAX
Class P - PTSPX	Class B - PTSBX
Administrative Class - PSFAX	Class C - PFTCX
Class D - PSHDX	Class R - PTSRX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Corporate Bonds & Notes	52.9%
Short-Term Instruments	13.6%
U.S. Government Agencies	11.0%
Mortgage-Backed Securities	6.8%
Sovereign Issues	6.6%
Asset-Backed Securities	5.8%
Other	3.3%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Institutional Class	2.27%	2.70%	2.88%	4.86%
PIMCO Short-Term Fund Class P	2.17%	2.60%	2.78%	4.77%
PIMCO Short-Term Fund Administrative Class	2.02%	2.45%	2.63%	4.60%
PIMCO Short-Term Fund Class D	2.02%	2.42%	2.59%	4.57%
PIMCO Short-Term Fund Class A	2.02%	2.38%	2.54%	4.47%
PIMCO Short-Term Fund Class A (adjusted)	-0.28%	1.92%	2.31%	4.39%
PIMCO Short-Term Fund Class B	1.28%	1.66%	2.01%	4.25%
PIMCO Short-Term Fund Class B (adjusted)	-3.72%	1.28%	2.01%	4.25%
PIMCO Short-Term Fund Class C	1.71%	2.08%	2.23%	4.16%
PIMCO Short-Term Fund Class C (adjusted)	0.71%	2.08%	2.23%	4.16%
PIMCO Short-Term Fund Class R	1.77%	2.13%	2.28%	4.30%
Citigroup 3-Month Treasury Bill Index	0.08%	0.31%	1.66%	3.75%	*
Lipper Ultra-Short Obligation Funds Average	1.18%	1.34%	2.06%	4.93%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 09/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares, 5.00% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.46% for Institutional Class shares, 0.56% for Class P shares, 0.71% for Administrative Class shares, 0.71% for Class D shares, 0.71% for Class A shares, 1.46% for Class B shares, 1.01% for Class C shares, and 0.96% for Class R shares.

Portfolio Insights

»

The PIMCO Short-Term Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An overweight duration position (or sensitivity to changes in market interest rates) benefited performance as U.S. Treasury yields fell across the yield curve during the reporting period.

»

Exposure to the mortgage sector, including both Agency mortgage-backed securities and non-Agency mortgage-backed securities, added to performance as the sector outperformed three-month U.S. Treasuries during the reporting period.

»	Exposure to the investment grade corporate sector added to returns as spreads tightened significantly and the sector outperformed three-month U.S. Treasuries during the reporting period.

»	An allocation to Mexican rates benefited performance as yields fell across the Mexican yield curve during the reporting period.

»	Select high yield exposure added to performance as yields fell and the sector outperformed three-month U.S. Treasuries during the reporting period.

»	Exposure to U.S. dollar-denominated emerging market debt added to returns as the sector outperformed short-duration U.S. Treasuries during the reporting period.

»

Exposure to foreign currencies added to returns: A short position to the euro benefited performance due to the euro’s relative depreciation against the U.S. dollar, and a long position in the Mexican peso benefited performance due to the Mexican peso’s appreciation versus the U.S. dollar.

14	PIMCO SHORT DURATION STRATEGY FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2012 to March 31, 2013 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (10/01/12)	Ending Account Value (03/31/13)	Expenses Paid During Period*	Beginning Account Value (10/01/12)	Ending Account Value (03/31/13)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Government Money Market Fund
Class M	$1,000.00	$1,000.30	$0.85	$1,000.00	$1,024.08	$0.86	0.17%
Class P	1,000.00	1,000.10	1.00	1,000.00	1,023.93	1.01	0.20
Class A	1,000.00	1,000.10	1.00	1,000.00	1,023.93	1.01	0.20
Class C	1,000.00	1,000.10	1.00	1,000.00	1,023.93	1.01	0.20
PIMCO Investment Grade Corporate Bond Fund
Institutional Class	$1,000.00	$1,035.00	$2.54	$1,000.00	$1,022.44	$2.52	0.50%
Class P	1,000.00	1,034.50	3.04	1,000.00	1,021.94	3.02	0.60
Administrative Class	1,000.00	1,033.70	3.80	1,000.00	1,021.19	3.78	0.75
Class D	1,000.00	1,032.90	4.56	1,000.00	1,020.44	4.53	0.90
Class A	1,000.00	1,032.90	4.56	1,000.00	1,020.44	4.53	0.90
Class C	1,000.00	1,029.20	8.35	1,000.00	1,016.70	8.30	1.65
PIMCO Low Duration Fund
Institutional Class	$1,000.00	$1,009.90	$2.31	$1,000.00	$1,022.64	$2.32	0.46%
Class P	1,000.00	1,009.40	2.81	1,000.00	1,022.14	2.82	0.56
Administrative Class	1,000.00	1,008.70	3.56	1,000.00	1,021.39	3.58	0.71
Class D	1,000.00	1,008.50	3.76	1,000.00	1,021.19	3.78	0.75
Class A	1,000.00	1,008.20	4.01	1,000.00	1,020.94	4.03	0.80
Class B	1,000.00	1,004.50	7.75	1,000.00	1,017.20	7.80	1.55
Class C	1,000.00	1,006.70	5.50	1,000.00	1,019.45	5.54	1.10
Class R	1,000.00	1,007.00	5.25	1,000.00	1,019.70	5.29	1.05

ANNUAL REPORT	MARCH 31, 2013	15

Expense Examples (Cont.)

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (10/01/12)	Ending Account Value (03/31/13)	Expenses Paid During Period*	Beginning Account Value (10/01/12)	Ending Account Value (03/31/13)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Low Duration Fund II
Institutional Class	$1,000.00	$1,004.00	$2.50	$1,000.00	$1,022.44	$2.52	0.50%
Class P	1,000.00	1,003.50	3.00	1,000.00	1,021.94	3.02	0.60
Administrative Class	1,000.00	1,002.70	3.74	1,000.00	1,021.19	3.78	0.75
PIMCO Low Duration Fund III
Institutional Class	$1,000.00	$1,010.20	$2.51	$1,000.00	$1,022.44	$2.52	0.50%
Class P	1,000.00	1,009.70	3.01	1,000.00	1,021.94	3.02	0.60
Administrative Class	1,000.00	1,008.90	3.76	1,000.00	1,021.19	3.78	0.75
PIMCO Moderate Duration Fund
Institutional Class	$1,000.00	$1,015.40	$2.36	$1,000.00	$1,022.59	$2.37	0.47%
Class P	1,000.00	1,014.90	2.86	1,000.00	1,022.09	2.87	0.57
PIMCO Money Market Fund
Institutional Class	$1,000.00	$1,000.10	$0.90	$1,000.00	$1,024.03	$0.91	0.18%
Administrative Class	1,000.00	1,000.10	0.90	1,000.00	1,024.03	0.91	0.18
Class A	1,000.00	1,000.10	0.90	1,000.00	1,024.03	0.91	0.18
Class B	1,000.00	1,000.10	0.90	1,000.00	1,024.03	0.91	0.18
Class C	1,000.00	1,000.10	0.90	1,000.00	1,024.03	0.91	0.18
PIMCO Short Asset Investment Fund
Institutional Class	$1,000.00	$1,004.20	$1.25	$1,000.00	$1,023.68	$1.26	0.25%
Class P	1,000.00	1,003.70	1.75	1,000.00	1,023.19	1.77	0.35
Administrative Class	1,000.00	1,003.00	2.50	1,000.00	1,022.44	2.52	0.50
Class D	1,000.00	1,002.60	3.00	1,000.00	1,021.94	3.02	0.60
Class A	1,000.00	1,002.60	3.00	1,000.00	1,021.94	3.02	0.60
PIMCO Short-Term Fund
Institutional Class	$1,000.00	$1,008.50	$2.30	$1,000.00	$1,022.64	$2.32	0.46%
Class P	1,000.00	1,008.00	2.80	1,000.00	1,022.14	2.82	0.56
Administrative Class	1,000.00	1,007.20	3.55	1,000.00	1,021.39	3.58	0.71
Class D	1,000.00	1,007.20	3.55	1,000.00	1,021.39	3.58	0.71
Class A	1,000.00	1,007.20	3.55	1,000.00	1,021.39	3.58	0.71
Class B	1,000.00	1,003.50	7.29	1,000.00	1,017.65	7.34	1.46
Class C	1,000.00	1,005.70	5.05	1,000.00	1,019.90	5.09	1.01
Class R	1,000.00	1,006.00	4.80	1,000.00	1,020.14	4.84	0.96

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 8 in the Notes to Financial Statements.

16	PIMCO SHORT DURATION STRATEGY FUNDS

Benchmark Descriptions

Index	Description

Barclays Intermediate Government/Credit Index	Barclays Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Credit Index	Barclays U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. This index was formerly known as the Barclays Credit Investment Grade Index. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch 1-3 Year U.S. Treasury Index	The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index (Net Dividends in USD)	The MSCI Emerging Markets Index (Net Dividends in USD) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2013	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Government Money Market Fund
Class M
03/31/2013	$1.00	$0.00	^	$0.00	$0.00	^	$(0.00)^	$0.00	$(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2010	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
01/27/2009 - 03/31/2009	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
Class P
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
05/14/2009 - 03/31/2010	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
Class A
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
05/14/2009 - 03/31/2010	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
Class C
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
05/14/2009 - 03/31/2010	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^

PIMCO Investment Grade Corporate Bond Fund
Institutional Class
03/31/2013	$10.60	$0.40		$0.89	$1.29		$(0.52)	$(0.23)	$(0.75)
03/31/2012	10.57	0.46		0.39	0.85		(0.52)	(0.30)	(0.82)
03/31/2011	11.18	0.56		0.51	1.07		(0.60)	(1.08)	(1.68)
03/31/2010	9.66	0.61		1.90	2.51		(0.65)	(0.34)	(0.99)
03/31/2009	10.44	0.52		(0.74)	(0.22)		(0.52)	(0.04)	(0.56)
Class P
03/31/2013	10.60	0.39		0.89	1.28		(0.51)	(0.23)	(0.74)
03/31/2012	10.57	0.43		0.41	0.84		(0.51)	(0.30)	(0.81)
03/31/2011	11.18	0.54		0.52	1.06		(0.59)	(1.08)	(1.67)
03/31/2010	9.66	0.61		1.89	2.50		(0.64)	(0.34)	(0.98)
04/30/2008 - 03/31/2009	10.51	0.45		(0.80)	(0.35)		(0.46)	(0.04)	(0.50)
Administrative Class
03/31/2013	10.60	0.38		0.88	1.26		(0.49)	(0.23)	(0.72)
03/31/2012	10.57	0.40		0.42	0.82		(0.49)	(0.30)	(0.79)
03/31/2011	11.18	0.53		0.51	1.04		(0.57)	(1.08)	(1.65)
03/31/2010	9.66	0.59		1.89	2.48		(0.62)	(0.34)	(0.96)
03/31/2009	10.44	0.50		(0.74)	(0.24)		(0.50)	(0.04)	(0.54)
Class D
03/31/2013	10.60	0.36		0.89	1.25		(0.48)	(0.23)	(0.71)
03/31/2012	10.57	0.41		0.40	0.81		(0.48)	(0.30)	(0.78)
03/31/2011	11.18	0.51		0.52	1.03		(0.56)	(1.08)	(1.64)
03/31/2010	9.66	0.57		1.90	2.47		(0.61)	(0.34)	(0.95)
03/31/2009	10.44	0.50		(0.76)	(0.26)		(0.48)	(0.04)	(0.52)
Class A
03/31/2013	10.60	0.36		0.89	1.25		(0.48)	(0.23)	(0.71)
03/31/2012	10.57	0.41		0.40	0.81		(0.48)	(0.30)	(0.78)
03/31/2011	11.18	0.51		0.52	1.03		(0.56)	(1.08)	(1.64)
03/31/2010	9.66	0.57		1.90	2.47		(0.61)	(0.34)	(0.95)
03/31/2009	10.44	0.48		(0.74)	(0.26)		(0.48)	(0.04)	(0.52)
Class C
03/31/2013	10.60	0.28		0.89	1.17		(0.40)	(0.23)	(0.63)
03/31/2012	10.57	0.33		0.40	0.73		(0.40)	(0.30)	(0.70)
03/31/2011	11.18	0.42		0.52	0.94		(0.47)	(1.08)	(1.55)
03/31/2010	9.66	0.49		1.90	2.39		(0.53)	(0.34)	(0.87)
03/31/2009	10.44	0.41		(0.74)	(0.33)		(0.41)	(0.04)	(0.45)

Please see footnotes on page 26.

18	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$1.00	0.05%	$441,479	0.17%		0.18%		0.17%		0.18%		0.03%		NA
1.00	0.03	290,969	0.10		0.18		0.10		0.18		0.02		NA
1.00	0.06	665,082	0.18		0.18		0.18		0.18		0.04		NA
1.00	0.18	108,048	0.18		0.21		0.17		0.20		0.07		NA
1.00	0.05	53,161	0.18	*	1.19	*	0.18	*	1.19	*	0.15	*	NA

1.00	0.03	3,575	0.19		0.28		0.19		0.28		0.01		NA
1.00	0.03	520	0.13		0.28		0.13		0.28		0.02		NA
1.00	0.04	12	0.20		0.28		0.20		0.28		0.02		NA
1.00	0.12	10	0.24	*	0.33	*	0.23	*	0.32	*	0.05	*	NA

1.00	0.03	7,067	0.19		0.43		0.19		0.43		0.01		NA
1.00	0.03	6,006	0.10		0.43		0.10		0.43		0.02		NA
1.00	0.03	2,568	0.20		0.43		0.20		0.43		0.02		NA
1.00	0.11	200	0.21	*	0.44	*	0.20	*	0.43	*	0.02	*	NA

1.00	0.03	1,672	0.19		0.43		0.19		0.43		0.01		NA
1.00	0.03	1,879	0.10		0.43		0.10		0.43		0.02		NA
1.00	0.03	1,444	0.20		0.43		0.20		0.43		0.02		NA
1.00	0.11	342	0.19	*	0.44	*	0.18	*	0.43	*	0.03	*	NA

$11.14	12.39%	$6,378,075	0.50%		0.50%		0.50%		0.50%		3.64%		165%
10.60	8.29	4,404,375	0.50		0.50		0.50		0.50		4.31		124
10.57	10.04	4,132,194	0.50		0.50		0.50		0.50		4.98		325
11.18	26.70	4,687,510	0.50		0.50		0.50		0.50		5.65		248
9.66	(2.03)	3,117,364	0.50		0.50		0.50		0.50		5.28		348

11.14	12.28	554,328	0.60		0.60		0.60		0.60		3.54		165
10.60	8.19	392,153	0.60		0.60		0.60		0.60		4.09		124
10.57	9.93	147,668	0.60		0.60		0.60		0.60		4.86		325
11.18	26.58	137,987	0.60		0.60		0.60		0.60		5.52		248
9.66	(3.24)	10	0.60	*	0.60	*	0.60	*	0.60	*	4.97	*	348

11.14	12.11	238,471	0.75		0.75		0.75		0.75		3.39		165
10.60	8.03	172,288	0.75		0.75		0.75		0.75		3.83		124
10.57	9.76	45,160	0.75		0.75		0.75		0.75		4.76		325
11.18	26.39	55,024	0.75		0.75		0.75		0.75		5.38		248
9.66	(2.26)	6,183	0.75		0.75		0.75		0.75		5.10		348

11.14	11.95	980,086	0.90		0.90		0.90		0.90		3.24		165
10.60	7.86	573,259	0.90		0.90		0.90		0.90		3.86		124
10.57	9.60	336,201	0.90		0.90		0.90		0.90		4.54		325
11.18	26.21	306,182	0.90		0.90		0.90		0.90		5.24		248
9.66	(2.42)	191,774	0.90		0.90		0.90		0.90		5.13		348

11.14	11.94	1,768,357	0.90		0.90		0.90		0.90		3.24		165
10.60	7.86	1,236,863	0.90		0.90		0.90		0.90		3.85		124
10.57	9.60	727,685	0.90		0.90		0.90		0.90		4.55		325
11.18	26.21	621,321	0.90		0.90		0.90		0.90		5.24		248
9.66	(2.44)	376,473	0.90		0.90		0.90		0.90		4.92		348

11.14	11.12	1,003,538	1.65		1.65		1.65		1.65		2.49		165
10.60	7.06	660,637	1.65		1.65		1.65		1.65		3.11		124
10.57	8.79	438,435	1.65		1.65		1.65		1.65		3.80		325
11.18	25.27	350,334	1.65		1.65		1.65		1.65		4.47		248
9.66	(3.16)	121,602	1.65		1.65		1.65		1.65		4.16		348

Please see footnotes on page 26.

ANNUAL REPORT	MARCH 31, 2013	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Low Duration Fund
Institutional Class
03/31/2013	$10.40	$0.15	$0.35	$0.50	$(0.29)	$(0.11)	$(0.40)
03/31/2012	10.44	0.19	0.05	0.24	(0.28)	0.00	(0.28)
03/31/2011	10.44	0.21	0.22	0.43	(0.24)	(0.19)	(0.43)
03/31/2010	9.30	0.27	1.18	1.45	(0.30)	(0.01)	(0.31)
03/31/2009	10.14	0.42	(0.71)	(0.29)	(0.42)	(0.13)	(0.55)
Class P
03/31/2013	10.40	0.14	0.34	0.48	(0.27)	(0.11)	(0.38)
03/31/2012	10.44	0.18	0.05	0.23	(0.27)	0.00	(0.27)
03/31/2011	10.44	0.20	0.22	0.42	(0.23)	(0.19)	(0.42)
03/31/2010	9.30	0.23	1.21	1.44	(0.29)	(0.01)	(0.30)
04/30/2008 - 03/31/2009	10.13	0.37	(0.69)	(0.32)	(0.38)	(0.13)	(0.51)
Administrative Class
03/31/2013	10.40	0.13	0.34	0.47	(0.26)	(0.11)	(0.37)
03/31/2012	10.44	0.16	0.06	0.22	(0.26)	0.00	(0.26)
03/31/2011	10.44	0.18	0.22	0.40	(0.21)	(0.19)	(0.40)
03/31/2010	9.30	0.24	1.19	1.43	(0.28)	(0.01)	(0.29)
03/31/2009	10.14	0.39	(0.70)	(0.31)	(0.40)	(0.13)	(0.53)
Class D
03/31/2013	10.40	0.12	0.34	0.46	(0.25)	(0.11)	(0.36)
03/31/2012	10.44	0.16	0.05	0.21	(0.25)	0.00	(0.25)
03/31/2011	10.44	0.18	0.22	0.40	(0.21)	(0.19)	(0.40)
03/31/2010	9.30	0.22	1.21	1.43	(0.28)	(0.01)	(0.29)
03/31/2009	10.14	0.39	(0.71)	(0.32)	(0.39)	(0.13)	(0.52)
Class A
03/31/2013	10.40	0.12	0.34	0.46	(0.25)	(0.11)	(0.36)
03/31/2012	10.44	0.15	0.06	0.21	(0.25)	0.00	(0.25)
03/31/2011	10.44	0.17	0.21	0.38	(0.19)	(0.19)	(0.38)
03/31/2010	9.30	0.22	1.19	1.41	(0.26)	(0.01)	(0.27)
03/31/2009	10.14	0.38	(0.71)	(0.33)	(0.38)	(0.13)	(0.51)
Class B
03/31/2013	10.40	0.04	0.34	0.38	(0.17)	(0.11)	(0.28)
03/31/2012	10.44	0.07	0.06	0.13	(0.17)	0.00	(0.17)
03/31/2011	10.44	0.08	0.23	0.31	(0.12)	(0.19)	(0.31)
03/31/2010	9.30	0.17	1.17	1.34	(0.19)	(0.01)	(0.20)
03/31/2009	10.14	0.31	(0.71)	(0.40)	(0.31)	(0.13)	(0.44)
Class C
03/31/2013	10.40	0.08	0.35	0.43	(0.22)	(0.11)	(0.33)
03/31/2012	10.44	0.12	0.06	0.18	(0.22)	0.00	(0.22)
03/31/2011	10.44	0.14	0.21	0.35	(0.16)	(0.19)	(0.35)
03/31/2010	9.30	0.17	1.20	1.37	(0.22)	(0.01)	(0.23)
03/31/2009	10.14	0.33	(0.71)	(0.38)	(0.33)	(0.13)	(0.46)
Class R
03/31/2013	10.40	0.09	0.34	0.43	(0.22)	(0.11)	(0.33)
03/31/2012	10.44	0.13	0.05	0.18	(0.22)	0.00	(0.22)
03/31/2011	10.44	0.15	0.21	0.36	(0.17)	(0.19)	(0.36)
03/31/2010	9.30	0.20	1.19	1.39	(0.24)	(0.01)	(0.25)
03/31/2009	10.14	0.35	(0.70)	(0.35)	(0.36)	(0.13)	(0.49)

PIMCO Low Duration Fund II
Institutional Class
03/31/2013	$10.05	$0.08	$0.26	$0.34	$(0.19)	$(0.18)	$(0.37)
03/31/2012	9.97	0.12	0.15	0.27	(0.18)	(0.01)	(0.19)
03/31/2011	10.06	0.17	0.12	0.29	(0.23)	(0.15)	(0.38)
03/31/2010	9.28	0.24	0.82	1.06	(0.28)	0.00	(0.28)
03/31/2009	9.87	0.38	(0.59)	(0.21)	(0.38)	0.00	(0.38)

Please see footnotes on page 26.

20	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate**

$10.50	4.76%	$15,017,652	0.46%		0.46%		0.46%		0.46%		1.44%	445%
10.40	2.36	13,180,746	0.46		0.46		0.46		0.46		1.81	437
10.44	4.15	13,350,275	0.46		0.46		0.46		0.46		1.99	461
10.44	15.80	12,012,235	0.46		0.46		0.46		0.46		2.62	488
9.30	(2.85)	6,921,501	0.48	(b)	0.48	(b)	0.45	(b)	0.45	(b)	4.30	223

10.50	4.66	2,097,525	0.56		0.56		0.56		0.56		1.36	445
10.40	2.26	928,142	0.56		0.56		0.56		0.56		1.71	437
10.44	4.04	806,915	0.56		0.56		0.56		0.56		1.92	461
10.44	15.68	455,685	0.56		0.56		0.56		0.56		2.27	488
9.30	(3.18)	1,798	0.58	(c)*	0.58	(c)*	0.55	(c)*	0.55	(c)*	4.26 *	223

10.50	4.50	710,182	0.71		0.71		0.71		0.71		1.21	445
10.40	2.10	478,181	0.71		0.71		0.71		0.71		1.56	437
10.44	3.89	850,731	0.71		0.71		0.71		0.71		1.74	461
10.44	15.51	926,055	0.71		0.71		0.71		0.71		2.37	488
9.30	(3.09)	476,505	0.73	(b)	0.73	(b)	0.70	(b)	0.70	(b)	4.06	223

10.50	4.46	2,053,619	0.75		0.75		0.75		0.75		1.15	445
10.40	2.06	1,756,751	0.75		0.75		0.75		0.75		1.52	437
10.44	3.85	1,783,728	0.75		0.75		0.75		0.75		1.72	461
10.44	15.46	1,365,583	0.75		0.75		0.75		0.75		2.17	488
9.30	(3.15)	477,259	0.78		0.78		0.75		0.75		4.00	223

10.50	4.41	3,713,284	0.80		0.80		0.80		0.80		1.10	445
10.40	2.01	3,394,040	0.80	(d)	0.80	(d)	0.80	(d)	0.80	(d)	1.47	437
10.44	3.74	3,439,969	0.85		0.85		0.85		0.85		1.61	461
10.44	15.35	3,074,798	0.85		0.85		0.85		0.85		2.19	488
9.30	(3.24)	1,632,854	0.88		0.88		0.85		0.85		3.90	223

10.50	3.63	3,411	1.55		1.55		1.55		1.55		0.40	445
10.40	1.24	7,529	1.55	(d)	1.55	(d)	1.55	(d)	1.55	(d)	0.72	437
10.44	2.97	31,539	1.60		1.60		1.60		1.60		0.77	461
10.44	14.49	81,425	1.60		1.60		1.60		1.60		1.70	488
9.30	(3.96)	105,595	1.63		1.63		1.60		1.60		3.14	223

10.50	4.10	1,036,641	1.10		1.10		1.10		1.10		0.80	445
10.40	1.70	990,380	1.10	(d)	1.10	(d)	1.10	(d)	1.10	(d)	1.17	437
10.44	3.43	1,014,588	1.15		1.15		1.15		1.15		1.31	461
10.44	14.83	837,286	1.30	(e)	1.30	(e)	1.30	(e)	1.30	(e)	1.71	488
9.30	(3.72)	363,986	1.38		1.38		1.35		1.35		3.40	223

10.50	4.15	131,888	1.05		1.05		1.05		1.05		0.85	445
10.40	1.76	116,496	1.05	(d)	1.05	(d)	1.05	(d)	1.05	(d)	1.22	437
10.44	3.49	96,283	1.10		1.10		1.10		1.10		1.41	461
10.44	15.07	39,325	1.10		1.10		1.10		1.10		1.97	488
9.30	(3.49)	21,872	1.13		1.13		1.10		1.10		3.64	223

$10.02	3.41%	$689,767	0.50%		0.50%		0.50%		0.50%		0.76%	647%
10.05	2.74	825,256	0.50		0.50		0.50		0.50		1.19	1,022
9.97	2.96	463,238	0.50		0.50		0.50		0.50		1.68	718
10.06	11.59	518,316	0.50		0.50		0.50		0.50		2.44	598
9.28	(2.18)	356,284	0.50		0.50		0.50		0.50		3.94	112

Please see footnotes on page 26.

ANNUAL REPORT	MARCH 31, 2013	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Low Duration Fund II (Cont.)
Class P
03/31/2013	$10.05	$0.06		$0.27	$0.33		$(0.18)	$(0.18)	$(0.36)
03/31/2012	9.97	0.11		0.15	0.26		(0.17)	(0.01)	(0.18)
03/31/2011	10.06	0.18		0.10	0.28		(0.22)	(0.15)	(0.37)
12/31/2009 - 03/31/2010	9.97	0.03		0.09	0.12		(0.03)	0.00	(0.03)
Administrative Class
03/31/2013	10.05	0.05		0.26	0.31		(0.16)	(0.18)	(0.34)
03/31/2012	9.97	0.10		0.15	0.25		(0.16)	(0.01)	(0.17)
03/31/2011	10.06	0.15		0.12	0.27		(0.21)	(0.15)	(0.36)
03/31/2010	9.28	0.13		0.91	1.04		(0.26)	0.00	(0.26)
03/31/2009	9.87	0.35		(0.59)	(0.24)		(0.35)	0.00	(0.35)

PIMCO Low Duration Fund III
Institutional Class
03/31/2013	$9.91	$0.16		$0.31	$0.47		$(0.25)	$(0.16)	$(0.41)
03/31/2012	9.89	0.16		0.13	0.29		(0.20)	(0.07)	(0.27)
03/31/2011	9.74	0.17		0.26	0.43		(0.19)	(0.09)	(0.28)
03/31/2010	8.73	0.25		1.04	1.29		(0.28)	0.00	(0.28)
03/31/2009	10.03	0.47		(0.96)	(0.49)		(0.46)	(0.35)	(0.81)
Class P
03/31/2013	9.91	0.14		0.32	0.46		(0.24)	(0.16)	(0.40)
03/31/2012	9.89	0.15		0.13	0.28		(0.19)	(0.07)	(0.26)
11/19/2010 - 03/31/2011	10.00	0.06		(0.01)	0.05		(0.07)	(0.09)	(0.16)
Administrative Class
03/31/2013	9.91	0.12		0.33	0.45		(0.23)	(0.16)	(0.39)
03/31/2012	9.89	0.14		0.12	0.26		(0.17)	(0.07)	(0.24)
03/31/2011	9.74	0.14		0.27	0.41		(0.17)	(0.09)	(0.26)
03/31/2010	8.73	0.17		1.10	1.27		(0.26)	0.00	(0.26)
03/31/2009	10.03	0.44		(0.96)	(0.52)		(0.43)	(0.35)	(0.78)

PIMCO Moderate Duration Fund
Institutional Class
03/31/2013	$10.74	$0.23		$0.49	$0.72		$(0.32)	$(0.25)	$(0.57)
03/31/2012	10.69	0.23		0.25	0.48		(0.26)	(0.17)	(0.43)
03/31/2011	10.73	0.27		0.44	0.71		(0.32)	(0.43)	(0.75)
03/31/2010	9.67	0.36		1.30	1.66		(0.42)	(0.18)	(0.60)
03/31/2009	10.34	0.47		(0.49)	(0.02)		(0.51)	(0.14)	(0.65)
Class P
03/31/2013	10.74	0.22		0.49	0.71		(0.31)	(0.25)	(0.56)
03/31/2012	10.69	0.22		0.25	0.47		(0.25)	(0.17)	(0.42)
03/31/2011	10.73	0.27		0.43	0.70		(0.31)	(0.43)	(0.74)
12/31/2009 - 03/31/2010	10.48	0.06		0.26	0.32		(0.07)	0.00	(0.07)

PIMCO Money Market Fund
Institutional Class
03/31/2013	$1.00	$0.00	^	$0.00	$0.00	^	$(0.00)^	$0.00	$(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2010	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2009	1.00	0.01		0.00	0.01		(0.01)	0.00	(0.01)
Administrative Class
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2010	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2009	1.00	0.01		0.00	0.01		(0.01)	0.00	(0.01)
Class A
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2010	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2009	1.00	0.01		0.00	0.01		(0.01)	0.00	(0.01)

Please see footnotes on page 26.

22	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate**

$10.02	3.31%	$1,134	0.60%		0.60%		0.60%		0.60%		0.63%	647%
10.05	2.64	700	0.60		0.60		0.60		0.60		1.10	1,022
9.97	2.86	817	0.60		0.60		0.60		0.60		1.84	718
10.06	1.18	10	0.60	*	0.60	*	0.60	*	0.60	*	1.10 *	598

10.02	3.15	26,875	0.75		0.75		0.75		0.75		0.48	647
10.05	2.49	24,904	0.75		0.75		0.75		0.75		0.95	1,022
9.97	2.70	13,815	0.75		0.75		0.75		0.75		1.45	718
10.06	11.31	13,973	0.75		0.75		0.75		0.75		1.34	598
9.28	(2.43)	998	0.75		0.75		0.75		0.75		3.69	112

$9.97	4.83%	$252,007	0.50%		0.50%		0.50%		0.50%		1.56%	515%
9.91	2.91	235,959	0.50		0.50		0.50		0.50		1.61	496
9.89	4.48	215,419	0.50		0.50		0.50		0.50		1.68	460
9.74	14.93	195,265	0.51		0.51		0.50		0.50		2.60	555
8.73	(4.88)	114,884	1.20		1.20		0.50		0.50		4.95	143

9.97	4.73	11,199	0.60		0.60		0.60		0.60		1.39	515
9.91	2.80	3,232	0.60		0.60		0.60		0.60		1.52	496
9.89	0.53	2,223	0.60	*	0.60	*	0.60	*	0.60	*	1.74 *	460

9.97	4.58	2,486	0.75		0.75		0.75		0.75		1.22	515
9.91	2.65	665	0.75		0.75		0.75		0.75		1.38	496
9.89	4.22	296	0.75		0.75		0.75		0.75		1.42	460
9.74	14.64	471	0.76		0.76		0.75		0.75		1.82	555
8.73	(5.12)	33	1.45		1.45		0.75		0.75		4.72	143

$10.89	6.84%	$2,666,070	0.46%		0.46%		0.46%		0.46%		2.08%	373%
10.74	4.54	2,505,387	0.46		0.46		0.46		0.46		2.17	391
10.69	6.68	2,333,258	0.46		0.46		0.46		0.46		2.52	325
10.73	17.48	2,034,711	0.47		0.47		0.46		0.46		3.51	844
9.67	(0.13)	1,589,238	0.54	(f)	0.54	(f)	0.46	(f)	0.46	(f)	4.78	302

10.89	6.73	31,824	0.56		0.56		0.56		0.56		2.00	373
10.74	4.44	36,425	0.56		0.56		0.56		0.56		2.08	391
10.69	6.57	826	0.56		0.56		0.56		0.56		2.54	325
10.73	3.01	10	0.56	*	0.56	*	0.56	*	0.56	*	2.27 *	844

$1.00	0.04%	$180,079	0.18%		0.32%		0.18%		0.32%		0.03%	NA
1.00	0.06	376,987	0.10		0.32		0.10		0.32		0.04	NA
1.00	0.06	290,401	0.22		0.32		0.22		0.32		0.04	NA
1.00	0.10	171,696	0.32		0.34		0.32		0.34		0.06	NA
1.00	1.48	246,822	0.34		0.34		0.34		0.34		1.42	NA

1.00	0.04	179,878	0.18		0.57		0.18		0.57		0.02	NA
1.00	0.06	182,873	0.09		0.57		0.09		0.57		0.04	NA
1.00	0.06	28,757	0.22		0.57		0.22		0.57		0.04	NA
1.00	0.09	38,358	0.32		0.59		0.32		0.59		0.05	NA
1.00	1.26	13,778	0.51		0.59		0.51		0.59		0.81	NA

1.00	0.04	161,739	0.18		0.57		0.18		0.57		0.02	NA
1.00	0.06	171,555	0.09		0.57		0.09		0.57		0.04	NA
1.00	0.06	186,888	0.22		0.57		0.22		0.57		0.05	NA
1.00	0.09	152,737	0.32		0.59		0.32		0.59		0.05	NA
1.00	1.26	194,007	0.54		0.59		0.54		0.59		1.04	NA

Please see footnotes on page 26.

ANNUAL REPORT	MARCH 31, 2013	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Money Market Fund (Cont.)
Class B
03/31/2013	$1.00	$0.00	^	$0.00	$0.00	^	$(0.00)^	$0.00	$(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2010	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2009	1.00	0.01		0.00	0.01		(0.01)	0.00	(0.01)
Class C
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2011	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2010	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	(0.00)^
03/31/2009	1.00	0.01		0.00	0.01		(0.01)	0.00	(0.01)

PIMCO Short Asset Investment Fund
Institutional Class
05/31/2012 - 03/31/2013	$10.00	$0.03		$0.15	$0.18		$(0.04)	$(0.07)	$(0.11)
Class P
05/31/2012 - 03/31/2013	10.00	0.03		0.14	0.17		(0.03)	(0.07)	(0.10)
Administrative Class
05/31/2012 - 03/31/2013	10.00	0.02		0.14	0.16		(0.02)	(0.07)	(0.09)
Class D
05/31/2012 - 03/31/2013	10.00	0.01		0.14	0.15		(0.01)	(0.07)	(0.08)
Class A
05/31/2012 - 03/31/2013	10.00	0.01		0.14	0.15		(0.01)	(0.07)	(0.08)

PIMCO Short-Term Fund
Institutional Class
03/31/2013	$9.80	$0.10		$0.12	$0.22		$(0.10)	$(0.03)	$(0.13)
03/31/2012	9.89	0.12		0.01	0.13		(0.13)	(0.09)	(0.22)
03/31/2011	9.87	0.10		0.07	0.17		(0.10)	(0.05)	(0.15)
03/31/2010	9.39	0.16		0.53	0.69		(0.18)	(0.03)	(0.21)
03/31/2009	9.81	0.38		(0.29)	0.09		(0.36)	(0.15)	(0.51)
Class P
03/31/2013	9.80	0.09		0.12	0.21		(0.09)	(0.03)	(0.12)
03/31/2012	9.89	0.11		0.01	0.12		(0.12)	(0.09)	(0.21)
03/31/2011	9.87	0.09		0.07	0.16		(0.09)	(0.05)	(0.14)
03/31/2010	9.39	0.13		0.55	0.68		(0.17)	(0.03)	(0.20)
04/30/2008 - 03/31/2009	9.85	0.34		(0.33)	0.01		(0.32)	(0.15)	(0.47)
Administrative Class
03/31/2013	9.80	0.08		0.12	0.20		(0.08)	(0.03)	(0.11)
03/31/2012	9.89	0.10		0.00	0.10		(0.10)	(0.09)	(0.19)
03/31/2011	9.87	0.08		0.07	0.15		(0.08)	(0.05)	(0.13)
03/31/2010	9.39	0.15		0.51	0.66		(0.15)	(0.03)	(0.18)
03/31/2009	9.81	0.36		(0.29)	0.07		(0.34)	(0.15)	(0.49)
Class D
03/31/2013	9.80	0.08		0.12	0.20		(0.08)	(0.03)	(0.11)
03/31/2012	9.89	0.10		0.00	0.10		(0.10)	(0.09)	(0.19)
03/31/2011	9.87	0.07		0.07	0.14		(0.07)	(0.05)	(0.12)
03/31/2010	9.39	0.13		0.53	0.66		(0.15)	(0.03)	(0.18)
03/31/2009	9.81	0.35		(0.28)	0.07		(0.34)	(0.15)	(0.49)
Class A
03/31/2013	9.80	0.08		0.12	0.20		(0.08)	(0.03)	(0.11)
03/31/2012	9.89	0.10		0.00	0.10		(0.10)	(0.09)	(0.19)
03/31/2011	9.87	0.07		0.07	0.14		(0.07)	(0.05)	(0.12)
03/31/2010	9.39	0.12		0.53	0.65		(0.14)	(0.03)	(0.17)
03/31/2009	9.81	0.35		(0.29)	0.06		(0.33)	(0.15)	(0.48)

Please see footnotes on page 26.

24	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$1.00	0.05%	$3,378	0.18%		1.47%		0.18%		1.47%		0.03%		NA
1.00	0.06	5,860	0.09		1.47		0.09		1.47		0.04		NA
1.00	0.06	11,929	0.22		1.47		0.22		1.47		0.04		NA
1.00	0.09	33,102	0.32		1.49		0.32		1.49		0.05		NA
1.00	0.64	72,511	1.13		1.49		1.13		1.49		0.55		NA

1.00	0.04	58,387	0.18		0.57		0.18		0.57		0.03		NA
1.00	0.06	79,279	0.09		0.57		0.09		0.57		0.04		NA
1.00	0.06	95,215	0.22		0.57		0.22		0.57		0.05		NA
1.00	0.09	62,857	0.32		0.59		0.32		0.59		0.05		NA
1.00	1.26	126,219	0.54		0.59		0.54		0.59		1.02		NA

$10.07	1.79%	$54,848	0.28	%*	0.93	%*	0.24	%*	0.89	%*	0.39	%*	5,301%

10.07	1.70	78	0.38	*	0.66	*	0.34	*	0.62	*	0.37	*	5,301

10.07	1.58	44	0.53	*	0.75	*	0.49	*	0.71	*	0.23	*	5,301

10.07	1.51	5,217	0.63	*	1.15	*	0.59	*	1.11	*	0.12	*	5,301

10.07	1.51	211	0.63	*	0.90	*	0.59	*	0.86	*	0.07	*	5,301

$9.89	2.27%	$7,101,022	0.46%		0.46%		0.45%		0.45%		1.05%		180%
9.80	1.28	5,669,635	0.46		0.46		0.45		0.45		1.24		307
9.89	1.77	6,500,992	0.45		0.45		0.45		0.45		1.03		182
9.87	7.31	5,643,399	0.45		0.45		0.45		0.45		1.61		446
9.39	1.01	1,954,753	0.50		0.50		0.45		0.45		3.98		582

9.89	2.17	393,917	0.56		0.56		0.55		0.55		0.96		180
9.80	1.18	506,161	0.56		0.56		0.55		0.55		1.13		307
9.89	1.67	289,593	0.55		0.55		0.55		0.55		0.93		182
9.87	7.21	263,898	0.55		0.55		0.55		0.55		1.29		446
9.39	0.19	11,963	0.60	*	0.60	*	0.55	*	0.55	*	3.92	*	582

9.89	2.02	2,771,619	0.71		0.71		0.70		0.70		0.80		180
9.80	1.03	2,911,630	0.71		0.71		0.70		0.70		0.99		307
9.89	1.52	2,589,004	0.70		0.70		0.70		0.70		0.78		182
9.87	7.05	2,813,466	0.70		0.70		0.70		0.70		1.52		446
9.39	0.76	1,669,707	0.75		0.75		0.70		0.70		3.72		582

9.89	2.02	467,348	0.71		0.71		0.70		0.70		0.80		180
9.80	1.02	411,209	0.72	(g)	0.72	(g)	0.71	(g)	0.71	(g)	0.99		307
9.89	1.47	513,448	0.75		0.75		0.75		0.75		0.73		182
9.87	7.00	532,652	0.75		0.75		0.75		0.75		1.29		446
9.39	0.71	138,124	0.80		0.80		0.75		0.75		3.68		582

9.89	2.02	1,191,580	0.71		0.71		0.70		0.70		0.81		180
9.80	1.02	1,035,520	0.72	(h)	0.72	(h)	0.71	(h)	0.71	(h)	0.98		307
9.89	1.42	1,322,742	0.80		0.80		0.80		0.80		0.68		182
9.87	6.94	1,560,419	0.80		0.80		0.80		0.80		1.19		446
9.39	0.66	382,308	0.85		0.85		0.80		0.80		3.62		582

Please see footnotes on page 26.

ANNUAL REPORT	MARCH 31, 2013	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Short-Term Fund (Cont.)
Class B
03/31/2013	$9.80	$0.01		$0.12	$0.13	$(0.01)	$(0.03)	$(0.04)
03/31/2012	9.89	0.02		0.01	0.03	(0.03)	(0.09)	(0.12)
03/31/2011	9.87	0.00	^	0.07	0.07	(0.00)^	(0.05)	(0.05)
03/31/2010	9.39	0.08		0.50	0.58	(0.07)	(0.03)	(0.10)
03/31/2009	9.81	0.28		(0.29)	(0.01)	(0.26)	(0.15)	(0.41)
Class C
03/31/2013	9.80	0.05		0.12	0.17	(0.05)	(0.03)	(0.08)
03/31/2012	9.89	0.07		0.00	0.07	(0.07)	(0.09)	(0.16)
03/31/2011	9.87	0.04		0.07	0.11	(0.04)	(0.05)	(0.09)
03/31/2010	9.39	0.10		0.52	0.62	(0.11)	(0.03)	(0.14)
03/31/2009	9.81	0.32		(0.29)	0.03	(0.30)	(0.15)	(0.45)
Class R
03/31/2013	9.80	0.06		0.11	0.17	(0.05)	(0.03)	(0.08)
03/31/2012	9.89	0.07		0.01	0.08	(0.08)	(0.09)	(0.17)
03/31/2011	9.87	0.04		0.07	0.11	(0.04)	(0.05)	(0.09)
03/31/2010	9.39	0.10		0.53	0.63	(0.12)	(0.03)	(0.15)
03/31/2009	9.81	0.32		(0.28)	0.04	(0.31)	(0.15)	(0.46)

*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Class’s supervisory and administrative fee was increased by 0.03% to an annual rate of 0.21%.
(c)	Effective October 1, 2008, the Class’s supervisory and administrative fee was increased by 0.03% to an annual rate of 0.31%.
(d)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.55%.
(e)	Effective January 1, 2010, the Class’s distribution and/or service/12b-1 fees was decreased by 0.20% to an annual rate of 0.30%.
(f)	Effective October 1, 2008, the Class’s supervisory and administrative fee was increased by 0.01% to an annual rate of 0.21%.
(g)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.20%.
(h)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.20%.

26	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate**

$9.89	1.28%	$767	1.44%		1.46%		1.43%		1.45%		0.07%	180%
9.80	0.27	1,083	1.47	(h)	1.47	(h)	1.46	(h)	1.46	(h)	0.24	307
9.89	0.77	2,698	1.43		1.55		1.43		1.55		0.04	182
9.87	6.17	4,977	1.53		1.55		1.53		1.55		0.86	446
9.39	(0.09)	8,359	1.60		1.60		1.55		1.55		2.90	582

9.89	1.71	196,056	1.01		1.01		1.00		1.00		0.50	180
9.80	0.72	220,406	1.02	(h)	1.02	(h)	1.01	(h)	1.01	(h)	0.68	307
9.89	1.11	279,411	1.10		1.10		1.10		1.10		0.38	182
9.87	6.62	298,079	1.10		1.10		1.10		1.10		1.00	446
9.39	0.36	124,847	1.15		1.15		1.10		1.10		3.34	582

9.89	1.77	24,513	0.96		0.96		0.95		0.95		0.57	180
9.80	0.77	8,753	0.97	(h)	0.97	(h)	0.96	(h)	0.96	(h)	0.73	307
9.89	1.16	9,462	1.05		1.05		1.05		1.05		0.44	182
9.87	6.67	7,689	1.05		1.05		1.05		1.05		1.02	446
9.39	0.41	2,583	1.10		1.10		1.05		1.05		3.35	582

ANNUAL REPORT	MARCH 31, 2013	27

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Government Money Market Fund	PIMCO Investment Grade Corporate Bond Fund	PIMCO Low Duration Fund

Assets:
Investments, at value	$136,398	$11,204,195	$24,558,147
Investments in Affiliates, at value	0	149,037	2,441,346
Repurchase agreements, at value	317,694	7,200	4,000
Cash	1	4,107	66,642
Deposits with counterparty	0	94	40
Foreign currency, at value	0	14,211	2,807
Receivable for investments sold	0	433,845	1,246,243
Receivable for cross-currency swap exchanges	0	0	0
OTC swap premiums paid	0	20,592	38,022
Variation margin receivable on financial derivative instruments	0	2,268	399
Unrealized appreciation on foreign currency contracts	0	39,444	44,508
Unrealized appreciation on OTC swap agreements	0	85,388	30,196
Receivable for Fund shares sold	652	21,494	92,022
Interest and dividends receivable	151	126,696	103,004
Dividends receivable from Affiliates	0	16	591
Other assets	0	29	1
	454,896	12,108,616	28,627,968

Liabilities:
Payable for investments purchased	$0	$496,658	$3,448,400
Payable for investments in Affiliates purchased	0	16	592
Payable for reverse repurchase agreements	0	383,209	6,261
Payable for sale-buyback financing transactions	0	106,508	68,823
Payable for short sales	0	470	112,068
Written options outstanding	0	13,869	4,311
Payable for cross-currency swap exchanges	0	0	0
OTC swap premiums received	0	41,306	17,292
Variation margin payable on financial derivative instruments	0	308	2,788
Unrealized depreciation on foreign currency contracts	0	14,730	66,685
Unrealized depreciation on OTC swap agreements	0	20,138	18,378
Deposits from counterparty	0	77,715	54,439
Payable for Fund shares redeemed	1,032	20,123	46,529
Dividends payable	1	4,082	5,166
Accrued investment advisory fees	49	2,306	5,146
Accrued supervisory and administrative fees	21	2,828	4,913
Accrued distribution fees	0	892	873
Accrued servicing fees	0	584	1,036
Other liabilities	0	19	66
	1,103	1,185,761	3,863,766

Net Assets	$453,793	$10,922,855	$24,764,202

Net Assets Consist of:
Paid in capital	$453,792	$10,169,919	$24,384,017
(Overdistributed) net investment income	(8)	2,534	(16,339)
Accumulated undistributed net realized gain (loss)	9	79,320	59,120
Net unrealized appreciation	0	671,082	337,404
	$453,793	$10,922,855	$24,764,202

Cost of Investments	$136,398	$10,623,855	$24,228,045
Cost of Investments in Affiliates	$0	$149,023	$2,441,273
Cost of Repurchase Agreements	$317,694	$7,200	$4,000
Cost of Foreign Currency Held	$0	$14,188	$2,794
Proceeds Received on Short Sales	$0	$470	$112,029
Premiums Received on Written Options	$0	$21,496	$19,551

28	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

PIMCO Low Duration Fund II	PIMCO Low Duration Fund III	PIMCO Moderate Duration Fund	PIMCO Money Market Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

$727,174	$299,839	$2,938,251	$215,837	$49,728	$12,598,505
181,863	16,138	99,030	0	14,681	701,207
591	488	11,700	359,517	0	896
15	18	116	1	369	51,685
0	9	1	0	0	0
0	91	1,491	0	0	2,896
32,355	30,660	135,861	0	101	25,095
0	0	0	0	0	64,730
0	401	6,789	0	0	4,071
2	1	25	0	0	0
0	630	5,502	0	0	30,001
1,856	375	1,793	0	0	6,971
607	266	3,824	11,346	3	67,776
1,596	1,241	17,811	202	318	82,155
47	5	39	0	3	305
0	0	0	0	0	4
946,106	350,162	3,222,233	586,903	65,203	13,636,297

$217,910	$82,383	$492,191	$0	$4,789	$233,011
47	5	39	0	3	305
0	0	0	0	0	897,606
0	0	0	0	0	164,120
6,573	0	5,356	0	0	0
79	42	510	0	0	8,872
0	0	0	0	0	65,100
1,421	144	2,029	0	0	2,023
59	26	206	0	0	368
0	847	7,125	0	0	39,302
0	181	4,113	0	0	749
668	400	8,812	0	0	24,536
1,134	195	2,244	3,343	2	47,038
136	132	668	1	0	613
149	56	567	66	4	2,616
149	57	479	32	6	2,137
5	1	0	0	1	747
0	0	0	0	0	322
0	1	0	0	0	10
228,330	84,470	524,339	3,442	4,805	1,489,475

$717,776	$265,692	$2,697,894	$583,461	$60,398	$12,146,822

$710,557	$261,863	$2,589,905	$583,455	$60,377	$12,095,118
(234)	172	2,499	6	1	(29,188)
222	108	20,130	0	12	4,821
7,231	3,549	85,360	0	8	76,071
$717,776	$265,692	$2,697,894	$583,461	$60,398	$12,146,822

$721,800	$296,374	$2,850,731	$215,837	$49,721	$12,518,506
$181,874	$16,137	$99,022	$0	$14,680	$701,183
$591	$488	$11,700	$359,517	$0	$896
$0	$91	$1,487	$0	$0	$2,877
$6,573	$0	$5,355	$0	$0	$0
$217	$143	$1,295	$0	$0	$6,625

ANNUAL REPORT	MARCH 31, 2013	29

Statements of Assets and Liabilities (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO Government Money Market Fund	PIMCO Investment Grade Corporate Bond Fund	PIMCO Low Duration Fund

Net Assets:
Institutional Class	NA	$6,378,075	$15,017,652
Class P	$3,575	554,328	2,097,525
Administrative Class	NA	238,471	710,182
Class D	NA	980,086	2,053,619
Class A	7,067	1,768,357	3,713,284
Class B	NA	NA	3,411
Class C	1,672	1,003,538	1,036,641
Class R	NA	NA	131,888
Class M	441,479	NA	NA

Shares Issued and Outstanding:
Institutional Class	NA	572,773	1,430,372
Class P	3,575	49,780	199,781
Administrative Class	NA	21,416	67,642
Class D	NA	88,015	195,600
Class A	7,067	158,805	353,676
Class B	NA	NA	325
Class C	1,672	90,121	98,736
Class R	NA	NA	12,562
Class M	441,478	NA	NA

Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	NA	$11.14	$10.50
Class P	$1.00	11.14	10.50
Administrative Class	NA	11.14	10.50
Class D	NA	11.14	10.50
Class A	1.00	11.14	10.50
Class B	NA	NA	10.50
Class C	1.00	11.14	10.50
Class R	NA	NA	10.50
Class M	1.00	NA	NA

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

30	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

PIMCO Low Duration Fund II	PIMCO Low Duration Fund III	PIMCO Moderate Duration Fund	PIMCO Money Market Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

$689,767	$252,007	$2,666,070	$180,079	$54,848	$7,101,022
1,134	11,199	31,824	NA	78	393,917
26,875	2,486	NA	179,878	44	2,771,619
NA	NA	NA	NA	5,217	467,348
NA	NA	NA	161,739	211	1,191,580
NA	NA	NA	3,378	NA	767
NA	NA	NA	58,387	NA	196,056
NA	NA	NA	NA	NA	24,513
NA	NA	NA	NA	NA	NA

68,812	25,283	244,848	180,084	5,446	717,651
113	1,124	2,923	NA	8	39,810
2,682	249	NA	179,885	4	280,107
NA	NA	NA	NA	518	47,232
NA	NA	NA	161,745	21	120,424
NA	NA	NA	3,378	NA	78
NA	NA	NA	58,389	NA	19,814
NA	NA	NA	NA	NA	2,477
NA	NA	NA	NA	NA	NA

$10.02	$9.97	$10.89	$1.00	$10.07	$9.89
10.02	9.97	10.89	NA	10.07	9.89
10.02	9.97	NA	1.00	10.07	9.89
NA	NA	NA	NA	10.07	9.89
NA	NA	NA	1.00	10.07	9.89
NA	NA	NA	1.00	NA	9.89
NA	NA	NA	1.00	NA	9.89
NA	NA	NA	NA	NA	9.89
NA	NA	NA	NA	NA	NA

ANNUAL REPORT	MARCH 31, 2013	31

Statements of Operations

Year Ended March 31, 2013
(Amounts in thousands)	PIMCO Government Money Market Fund	PIMCO Investment Grade Corporate Bond Fund	PIMCO Low Duration Fund

Investment Income:
Interest, net of foreign taxes*	$780	$363,421	$411,533
Dividends	0	3,122	7,048
Dividends from Affiliate investments	0	1,465	8,673
Total Income	780	368,008	427,254

Expenses:
Investment advisory fees	461	22,142	56,105
Supervisory and administrative fees	245	27,454	53,193
Distribution and/or servicing fees - Administrative Class	0	528	2,001
Distribution and/or servicing fees - Class D	0	2,034	4,799
Distribution fees - Class B	0	0	35
Distribution fees - Class C	0	6,393	3,041
Distribution fees - Class R	0	0	310
Servicing fees - Class A	6	3,863	8,787
Servicing fees - Class B	0	0	11
Servicing fees - Class C	2	2,131	2,534
Servicing fees - Class R	0	0	310
Trustees’ fees	1	20	49
Organization expense	0	0	0
Interest expense	0	189	209
Miscellaneous expense	19	0	1
Total Expenses	734	64,754	131,385
Waiver and/or Reimbursement by PIMCO	(63)	0	0
Net Expenses	671	64,754	131,385

Net Investment Income	109	303,254	295,869

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	42	162,642	351,202
Net realized gain (loss) on Affiliate investments	0	458	(1,220)
Net capital gain distributions received from Affiliate investments	0	2	0
Net realized gain on futures contracts	0	24,912	9,432
Net realized gain on written options	0	12,229	71,136
Net realized gain (loss) on swaps	0	133,007	113,680
Net realized gain on short sales	0	0	6
Net realized gain (loss) on foreign currency transactions	0	10,025	20,533
Net change in unrealized appreciation on investments	0	289,006	191,938
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	(451)	74
Net change in unrealized appreciation (depreciation) on futures contracts	0	3,614	8,932
Net change in unrealized appreciation (depreciation) on written options	0	2,093	(26,950)
Net change in unrealized appreciation (depreciation) on swaps	0	(18,740)	(40,862)
Net change in unrealized (depreciation) on short sales	0	0	(39)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	28,721	3,454
Net Gain	42	647,518	701,316

Net Increase in Net Assets Resulting from Operations	$151	$950,772	$997,185

* Foreign tax withholdings	$0	$19	$66

(1)	Period from May 31, 2012 to March 31, 2013.

32	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

PIMCO Low Duration Fund II	PIMCO Low Duration Fund III	PIMCO Moderate Duration Fund	PIMCO Money Market Fund	PIMCO Short Asset Investment Fund (1)	PIMCO Short-Term Fund

$8,061	$5,131	$64,983	$1,401	$55	$173,432
140	18	1,306	0	0	90
417	85	863	0	7	1,724
8,618	5,234	67,152	1,401	62	175,246

1,711	633	6,589	877	18	28,956
1,712	640	5,571	1,819	14	23,791
52	5	0	460	0	7,184
0	0	0	0	3	1,063
0	0	0	32	0	7
0	0	0	0	0	614
0	0	0	0	0	32
0	0	0	167	0	2,964
0	0	0	11	0	2
0	0	0	69	0	511
0	0	0	0	0	32
2	1	6	1	0	25
0	0	0	0	49	0
10	4	77	0	3	812
0	0	0	36	0	0
3,487	1,283	12,243	3,472	87	65,993
0	0	0	(2,263)	(58)	0
3,487	1,283	12,243	1,209	29	65,993

5,131	3,951	54,909	192	33	109,253

12,884	3,664	59,232	128	58	(49,182)
(51)	(15)	(148)	0	(3)	(401)
0	0	0	0	0	0
633	104	6,634	0	0	882
1,730	708	11,303	0	0	5,696
768	1,549	12,864	0	1	(12,117)
0	0	0	0	0	0
0	(491)	6,288	0	0	87,741
2,460	2,415	30,298	0	7	129,674
(11)	0	9	0	1	18
308	137	3,561	0	0	(762)
(798)	(308)	(2,629)	0	0	(2,247)
739	(483)	(8,609)	0	0	8,030
0	0	0	0	0	0
0	364	967	0	0	(18,893)
18,662	7,644	119,770	128	64	148,439

$23,793	$11,595	$174,679	$320	$97	$257,692

$0	$1	$0	$0	$0	$9

ANNUAL REPORT	MARCH 31, 2013	33

Statements of Changes in Net Assets

	PIMCO Government Money Market Fund		PIMCO Investment Grade Corporate Bond Fund		PIMCO Low Duration Fund		PIMCO Low Duration Fund II

(Amounts in thousands)	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$109	$128	$303,254	$268,296	$295,869	$360,634	$5,131	$9,320
Net realized gain	42	91	342,815	257,641	565,989	316,548	16,015	15,598
Net realized gain (loss) on Affiliate investments	0	0	458	(37)	(1,220)	(2,397)	(51)	(83)
Net capital gain distributions received from Affiliate investments	0	0	2	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	0	0	304,694	(8,856)	136,473	(206,758)	2,709	(3,958)
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	(451)	414	74	(247)	(11)	(22)
Net increase resulting from operations	151	219	950,772	517,458	997,185	467,780	23,793	20,855

Distributions to Shareholders:
From net investment income
Institutional Class	0	0	(237,262)	(208,389)	(379,863)	(364,336)	(12,470)	(14,021)
Class P	(1)	(0)^	(23,173)	(11,309)	(28,758)	(22,783)	(15)	(16)
Administrative Class	0	0	(9,477)	(6,174)	(19,454)	(13,060)	(335)	(392)
Class D	0	0	(35,877)	(19,185)	(46,783)	(44,085)	0	0
Class A	(2)	(1)	(67,539)	(41,622)	(83,705)	(82,799)	0	0
Class B	0	0	0	0	(75)	(212)	0	0
Class C	(0)^	(1)	(30,960)	(19,036)	(21,075)	(20,647)	0	0
Class R	0	0	0	0	(2,650)	(2,228)	0	0
Class M	(179)	(186)	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	0	(108,940)	(127,936)	(142,766)	(141)	(11,451)	(558)
Class P	0	0	(11,291)	(8,452)	(11,105)	(10)	(17)	(1)
Administrative Class	0	0	(4,504)	(7,952)	(7,353)	(5)	(361)	(17)
Class D	0	0	(19,312)	(12,761)	(20,007)	(19)	0	0
Class A	0	0	(34,318)	(28,269)	(35,745)	(37)	0	0
Class B	0	0	0	0	(37)	0	0	0
Class C	0	0	(19,091)	(15,019)	(10,205)	(11)	0	0
Class R	0	0	0	0	(1,253)	(1)	0	0
Class M	0	0	0	0	0	0	0	0

Total Distributions	(182)	(188)	(601,744)	(506,104)	(810,834)	(550,374)	(24,649)	(15,005)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	154,450	(369,763)	3,134,252	1,600,878	3,725,586	(439,169)	(132,228)	367,140

Total Increase (Decrease) in Net Assets	154,419	(369,732)	3,483,280	1,612,232	3,911,937	(521,763)	(133,084)	372,990

Net Assets:
Beginning of year or period	299,374	669,106	7,439,575	5,827,343	20,852,265	21,374,028	850,860	477,870
End of year or period*	$453,793	$299,374	$10,922,855	$7,439,575	$24,764,202	$20,852,265	$717,776	$850,860

*Including undistributed (overdistributed) net investment income of:	$(8)	$(9)	$2,534	$(22,696)	$(16,339)	$(17,066)	$(234)	$559

**	See note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

34	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

PIMCO Low Duration Fund III		PIMCO Moderate Duration Fund		PIMCO Money Market Fund		PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012	Period from May 31, 2012 to March 31, 2013	Year Ended March 31, 2013	Year Ended March 31, 2012

$3,951	$3,871	$54,909	$57,612	$192	$234	$33	$109,253	$126,319
5,534	5,121	96,321	64,399	128	134	59	33,020	51,078
(15)	(11)	(148)	(198)	0	0	(3)	(401)	494
0	0	0	0	0	0	0	0	0
2,125	(2,094)	23,588	(8,303)	0	0	7	115,802	(66,628)
0	(2)	9	(81)	0	0	1	18	(14)
11,595	6,885	174,679	113,429	320	368	97	257,692	111,249

(6,126)	(4,746)	(76,930)	(64,147)	(148)	(138)	(32)	(65,844)	(80,205)
(181)	(43)	(1,052)	(515)	0	0	(0)^	(5,971)	(4,391)
(43)	(7)	0	0	(83)	(22)	(0)^	(22,524)	(28,103)
0	0	0	0	0	0	(1)	(3,393)	(4,978)
0	0	0	0	(75)	(120)	(0)^	(9,503)	(12,727)
0	0	0	0	(2)	(6)	0	(1)	(6)
0	0	0	0	(32)	(60)	0	(1,005)	(1,819)
0	0	0	0	0	0	0	(73)	(65)
0	0	0	0	0	0	0	0	0

(4,145)	(1,631)	(59,762)	(41,753)	0	0	(39)	(18,569)	(51,794)
(136)	(12)	(880)	(546)	0	0	(0)^	(2,067)	(3,642)
(37)	(2)	0	0	0	0	(0)^	(8,187)	(24,708)
0	0	0	0	0	0	(2)	(1,265)	(4,176)
0	0	0	0	0	0	(1)	(4,030)	(10,564)
0	0	0	0	0	0	0	(2)	(17)
0	0	0	0	0	0	0	(576)	(2,141)
0	0	0	0	0	0	0	(41)	(74)
0	0	0	0	0	0	0	0	0

(10,668)	(6,441)	(138,624)	(106,961)	(340)	(346)	(75)	(143,051)	(229,410)

24,909	21,474	120,027	201,260	(233,073)	203,342	60,376	1,267,784	(624,792)

25,836	21,918	156,082	207,728	(233,093)	203,364	60,398	1,382,425	(742,953)

239,856	217,938	2,541,812	2,334,084	816,554	613,190	0	10,764,397	11,507,350
$265,692	$239,856	$2,697,894	$2,541,812	$583,461	$816,554	$60,398	$12,146,822	$10,764,397

$172	$387	$2,499	$538	$6	$26	$1	$(29,188)	$(19,642)

ANNUAL REPORT	MARCH 31, 2013	35

Schedule of Investments PIMCO Government Money Market Fund

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 100.1%

GOVERNMENT AGENCY DEBT 11.8%
Federal Home Loan Bank
0.150% due 07/12/2013	$13,100	$13,099
0.170% due 09/04/2013	40,400	40,398

		53,497

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 29.4%
BNP Paribas Securities Corp.
0.260% due 04/01/2013	25,000	25,000
(Dated 03/28/2013. Collateralized by Fannie Mae 3.000% due 03/01/2043 valued at $25,965. Repurchase proceeds are $25,001.)
Citigroup Global Markets, Inc.
0.240% due 04/01/2013	22,600	22,600
(Dated 03/28/2013. Collateralized by Freddie Mac 1.020% due 10/16/2017 valued at $23,088. Repurchase proceeds are $22,601.)
Goldman Sachs Group, Inc.
0.230% due 04/01/2013	22,600	22,600
(Dated 03/28/2013. Collateralized by Freddie Mac 4.500% due 02/01/2041 valued at $23,376. Repurchase proceeds are $22,601.)
JPMorgan Securities, Inc.
0.240% due 04/01/2013	45,300	45,300
(Dated 03/28/2013. Collateralized by Freddie Mac 1.000% due 08/27/2014 valued at $46,326. Repurchase proceeds are $45,301.)
Morgan Stanley & Co., Inc.
0.230% due 04/01/2013	4,500	4,500
(Dated 03/28/2013. Collateralized by Federal Farm Credit Bank 0.250% due 01/30/2015 valued at $4,595. Repurchase proceeds are $4,500.)
RBS Securities, Inc.
0.220% due 04/01/2013	12,900	12,900
(Dated 03/28/2013. Collateralized by Fannie Mae 4.625% due 10/15/2014 valued at $13,170. Repurchase proceeds are $12,900.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Bank and Trust Co.
0.010% due 04/01/2013	$494	$494
(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $506. Repurchase proceeds are $494.)

		133,394

TREASURY DEBT 18.3%
U.S. Treasury Notes
0.250% due 11/30/2013	15,000	15,005
0.250% due 01/31/2014	11,550	11,557
0.500% due 11/15/2013	14,500	14,529
0.750% due 12/15/2013	31,550	31,676
1.000% due 01/15/2014	3,450	3,472
1.250% due 02/15/2014	6,600	6,662

		82,901

TREASURY REPURCHASE AGREEMENTS 40.6%
Banc of America Securities LLC
0.210% due 04/01/2013	5,900	5,900
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2043 valued at $4,027 and U.S. Treasury Notes 0.625% due 05/31/2017 valued at $2,012. Repurchase proceeds are $5,900.)
BNP Paribas Securities Corp.
0.200% due 04/01/2013	20,300	20,300
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 5.250% due 02/15/2029 valued at $20,744. Repurchase proceeds are $20,300.)
Credit Suisse Securities (USA) LLC
0.220% due 04/01/2013	9,700	9,700
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $9,923. Repurchase proceeds are $9,700.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Bank USA N.A.
0.230% due 04/02/2013	$45,300	$45,300
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.250% due 08/15/2015 valued at $46,233. Repurchase proceeds are $45,301.)
JPMorgan Securities, Inc.
0.230% due 04/01/2013	12,500	12,500
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $12,784. Repurchase proceeds are $12,500.)
RBC Capital Markets LLC
0.230% due 04/01/2013	45,300	45,300
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.750% due 06/30/2017 valued at $46,225. Repurchase proceeds are $45,301.)
TD Securities (USA) LLC
0.220% due 04/01/2013	45,300	45,300
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $46,196. Repurchase proceeds are $45,301.)

		184,300

Total Short-Term Instruments (Cost $454,092)		454,092

Total Investments 100.1% (Cost $454,092)		$454,092

Other Assets and Liabilities (Net) (0.1%)		(299)

Net Assets 100.0%		$453,793

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$53,497	$0	$53,497
Government Agency Repurchase Agreements	0	133,394	0	133,394
Treasury Debt	0	82,901	0	82,901
Treasury Repurchase Agreements	0	184,300	0	184,300
	$0	$454,092	$0	$454,092

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

36	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 3.7%
AABS Ltd.
4.875% due 01/10/2038	$20,188	$20,512
AES Corporation
3.750% due 05/27/2018	3,276	3,327
Ancestry.com, Inc.
7.000% due 12/28/2018	14,613	14,693
Apex Tool Group LLC
4.500% due 02/01/2020	3,000	3,047
Arch Coal, Inc.
5.750% due 05/16/2018	1,094	1,114
Bausch & Lomb, Inc.
5.250% due 05/17/2019	5,022	5,076
Biomet, Inc.
3.954% - 4.197% due 07/25/2017	2,954	2,988
CCM Merger, Inc.
6.000% due 03/01/2017	3,582	3,621
Charter Communications, Inc.
3.460% due 09/06/2016	1,179	1,186
4.000% due 05/15/2019	1,584	1,603
Chrysler Group LLC
6.000% due 05/24/2017	1,081	1,103
Constellation Brands, Inc.
3.000% due 12/30/2013	22,575	22,496
CSC Holdings LLC
1.954% due 03/29/2016	8,867	8,906
Dell, Inc.
5.000% due 11/06/2013	31,775	31,628
Dollar General Corp.
2.954% due 07/07/2014	5,000	5,013
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018	1,151	1,160
FMG America Finance, Inc.
5.250% due 10/18/2017	13,632	13,809
Fresenius Medical Care U.S. Finance, Inc.
3.250% due 09/10/2014	3,236	3,247
Goodyear Tire & Rubber Co.
4.750% due 04/30/2019	1,553	1,572
Hertz Corp.
3.750% due 03/11/2018	2,993	3,038
HJ Heinz Co.
3.500% due 03/27/2020	46,200	46,084
IASIS Healthcare LLC
4.500% due 05/03/2018	10,192	10,349
Ineos U.S. Finance LLC
6.500% due 05/04/2018	7,920	8,056
Intelsat Jackson Holdings Ltd.
4.500% due 04/02/2018	10,960	11,145
Las Vegas Sands LLC
2.710% due 11/23/2015	1,492	1,497
2.710% due 11/23/2016	6,885	6,911
Neiman Marcus Group, Inc.
4.000% due 05/16/2018	10,700	10,751
NRG Energy, Inc.
3.250% due 07/01/2018	13,067	13,262
NXP BV
4.500% due 03/04/2017	5,035	5,158
4.750% due 01/11/2020	6,983	7,151
Penn National Gaming, Inc.
3.750% due 07/14/2018	1,990	2,009
PVH Corp.
3.250% due 02/13/2020	3,350	3,391
Rockwood Holdings, Inc.
3.750% due 02/10/2018	691	697
Roofing Supply Group LLC
5.000% due 05/31/2019	9,055	9,193

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RPI Finance Trust
3.500% due 05/09/2018		$14,544	$14,714
4.000% due 11/09/2018		6,327	6,400
Sensata Technologies BV
3.750% due 05/12/2018		985	997
Spectrum Brands, Inc.
5.000% due 12/17/2019	CAD	9,857	9,752
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$39,600	39,928
Station Casinos, Inc.
5.000% due 03/01/2020		5,300	5,366
Tesoro Corp.
1.000% due 01/31/2016		5,000	5,069
U.S. Foods, Inc.
5.750% due 03/31/2017		8,502	8,631
Valeant Pharmaceuticals International, Inc.
3.500% due 02/13/2019		8,738	8,828
Vodafone Americas Finance, Inc.
6.250% due 07/24/2016		11,963	12,351
Walter Investment Management Corp.
5.750% due 11/28/2017		2,024	2,063
Warner Chilcott Co. LLC
3.750% due 03/17/2016		3,020	3,056
4.250% due 03/15/2018		1,717	1,743

Total Bank Loan Obligations (Cost $398,289)			403,691

CORPORATE BONDS & NOTES 61.9%

BANKING & FINANCE 32.0%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		400	415
Alleghany Corp.
5.625% due 09/15/2020		1,000	1,154
Ally Financial, Inc.
4.625% due 06/26/2015		6,200	6,490
5.500% due 02/15/2017		4,275	4,646
6.000% due 02/15/2019		24	24
6.000% due 03/15/2019		21	21
6.050% due 08/15/2019		10	10
6.100% due 09/15/2019		6	6
6.125% due 10/15/2019		6	6
6.150% due 03/15/2016		401	401
6.150% due 08/15/2019		8	8
6.200% due 04/15/2019		13	13
6.500% due 05/15/2019		4	4
6.600% due 06/15/2019		11	11
6.650% due 06/15/2018		10	10
6.700% due 06/15/2019		6	6
6.750% due 05/15/2019		6	6
6.750% due 06/15/2019		5	5
7.000% due 09/15/2018		1,986	1,986
7.150% due 09/15/2018		140	140
7.250% due 04/15/2018		177	177
7.250% due 08/15/2018		64	64
7.250% due 09/15/2018		40	40
7.300% due 01/15/2018		117	117
7.500% due 12/31/2013		679	710
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023 (a)		8,300	8,371
American Express Co.
6.150% due 08/28/2017		300	359
6.800% due 09/01/2066		4,700	5,082
American Express Credit Corp.
5.375% due 10/01/2014	GBP	3,100	5,001
American International Group, Inc.
4.375% due 04/26/2016	EUR	2,000	2,772

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.900% due 06/02/2014	CAD	2,000	$2,031
5.050% due 10/01/2015		$4,100	4,496
5.450% due 05/18/2017		2,000	2,296
5.850% due 01/16/2018		12,120	14,224
6.250% due 05/01/2036		200	251
6.765% due 11/15/2017	GBP	896	1,632
6.797% due 11/15/2017	EUR	1,211	1,890
8.000% due 05/22/2068		2,000	3,025
8.175% due 05/15/2068		$3,200	4,324
8.250% due 08/15/2018		29,650	38,516
8.625% due 05/22/2068	GBP	500	938
ANZ New Zealand International Ltd.
3.125% due 08/10/2015		$1,100	1,150
6.200% due 07/19/2013		1,700	1,730
Aviation Loan Trust
2.390% due 12/15/2022		5,258	4,884
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		3,000	3,296
5.750% due 01/18/2017		11,000	12,106
Banco Continental SAECA
8.875% due 10/15/2017		3,400	3,749
Banco de Credito del Peru
4.250% due 04/01/2023 (a)		6,000	5,994
5.375% due 09/16/2020		4,450	4,895
Banco de Credito e Inversiones
4.000% due 02/11/2023		6,800	6,751
Banco del Estado de Chile
2.000% due 11/09/2017		7,200	7,229
3.875% due 02/08/2022		1,100	1,162
Banco do Brasil S.A.
3.875% due 01/23/2017		4,500	4,718
3.875% due 10/10/2022		36,850	35,744
Banco Santander Brasil S.A.
2.380% due 03/18/2014		23,750	23,815
4.250% due 01/14/2016		4,950	5,185
4.500% due 04/06/2015		8,650	9,039
4.625% due 02/13/2017		22,235	23,625
Banco Santander Chile
1.902% due 01/19/2016		5,000	4,938
3.750% due 09/22/2015		15,582	16,415
3.875% due 09/20/2022		16,850	17,058
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		12,200	12,292
Banco Votorantim Ltd.
3.284% due 03/28/2014		7,000	6,989
Banco Votorantim S.A.
5.250% due 02/11/2016		9,500	10,141
Bank of America Corp.
0.000% due 01/04/2017		35,000	32,365
4.750% due 08/01/2015		200	215
5.650% due 05/01/2018		26,000	30,124
5.750% due 08/15/2016		500	558
5.750% due 12/01/2017		6,900	7,993
6.000% due 09/01/2017		22,000	25,576
7.375% due 05/15/2014		4,800	5,138
7.625% due 06/01/2019		4,000	5,090
Bank of America N.A.
0.580% due 06/15/2017		5,170	4,977
Banque PSA Finance S.A.
2.205% due 04/04/2014		9,200	9,122
3.500% due 01/17/2014	EUR	2,000	2,579
3.875% due 01/14/2015		23,100	29,973
4.000% due 06/24/2015		4,500	5,833
4.250% due 02/25/2016		5,200	6,757
4.375% due 04/04/2016		$8,100	8,237

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	37

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.875% due 09/25/2015	EUR	2,000	$2,639
6.000% due 07/16/2014		7,400	9,825
Barclays Bank PLC
10.179% due 06/12/2021		$11,890	15,990
14.000% due 06/15/2019 (b)	GBP	19,736	40,555
BBVA Banco Continental S.A.
2.250% due 07/29/2016		$25,000	24,667
5.000% due 08/26/2022		6,500	6,858
BBVA Bancomer S.A.
4.500% due 03/10/2016		21,450	22,898
6.500% due 03/10/2021		9,225	10,517
7.250% due 04/22/2020		8,350	9,519
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		34,814	35,722
Bear Stearns Cos. LLC
5.700% due 11/15/2014		100	108
7.250% due 02/01/2018		32,250	40,138
BioMed Realty LP
4.250% due 07/15/2022		3,000	3,143
6.125% due 04/15/2020		5,500	6,459
BNP Paribas S.A.
1.205% due 01/10/2014		24,425	24,539
7.195% due 06/25/2037 (b)		2,725	2,820
7.781% due 07/02/2018 (b)	EUR	1,000	1,410
BPCE S.A.
2.046% due 02/07/2014		$11,700	11,831
5.250% due 07/30/2014 (b)	EUR	5,000	6,010
9.000% due 03/17/2015 (b)		200	270
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		$6,800	6,953
Cantor Fitzgerald LP
6.375% due 06/26/2015		7,645	7,747
7.875% due 10/15/2019		16,100	16,961
CIT Group, Inc.
4.250% due 08/15/2017		10,000	10,500
6.625% due 04/01/2018		5,000	5,725
Citigroup, Inc.
0.406% due 03/07/2014		3,000	2,993
0.859% due 05/31/2017	EUR	5,000	6,097
1.084% due 04/01/2016		$7,800	7,810
1.250% due 01/15/2016		4,000	3,998
1.480% due 11/30/2017	EUR	4,600	5,693
5.000% due 09/15/2014		$13,265	13,934
5.850% due 07/02/2013		4,800	4,862
6.000% due 08/15/2017		1,600	1,871
6.125% due 11/21/2017		11,125	13,173
6.125% due 05/15/2018		1,175	1,402
8.500% due 05/22/2019		27,050	36,101
Colonial Realty LP
5.500% due 10/01/2015		500	543
6.250% due 06/15/2014		2,500	2,642
Commonwealth Bank of Australia
5.000% due 03/19/2020		300	349
Countrywide Capital
8.050% due 06/15/2027		12,000	15,405
Countrywide Financial Corp.
6.250% due 05/15/2016		70	78
Credit Agricole S.A.
5.136% due 02/24/2016 (b)	GBP	1,000	1,410
7.589% due 01/30/2020 (b)		500	749
8.125% due 10/26/2019 (b)		400	628
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (b)		$9,500	10,750
Digital Realty Trust LP
4.500% due 07/15/2015		2,900	3,083
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		28,200	30,315

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
E*TRADE Financial Corp.
6.000% due 11/15/2017		$1,050	$1,104
6.375% due 11/15/2019		4,620	4,909
Eksportfinans ASA
0.890% due 06/16/2015	JPY	200,000	1,957
1.570% due 02/14/2018		500,000	4,524
2.000% due 09/15/2015		$13,300	12,777
2.375% due 05/25/2016		3,500	3,332
3.000% due 11/17/2014		400	398
Export-Import Bank of Korea
1.250% due 11/20/2015		8,300	8,326
3.750% due 10/20/2016		3,000	3,255
4.000% due 01/11/2017		9,200	10,070
5.875% due 01/14/2015		24,700	26,836
8.125% due 01/21/2014		2,900	3,070
Fairfax Financial Holdings Ltd.
5.800% due 05/15/2021		4,000	4,245
Fiat Finance & Trade S.A.
6.875% due 02/13/2015	EUR	1,950	2,630
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$26,540	30,205
Ford Motor Credit Co. LLC
2.375% due 01/16/2018		23,700	23,598
2.750% due 05/15/2015		2,350	2,400
3.875% due 01/15/2015		14,950	15,548
3.984% due 06/15/2016		7,700	8,165
4.207% due 04/15/2016		19,500	20,775
4.250% due 02/03/2017		850	911
5.000% due 05/15/2018		13,100	14,468
5.625% due 09/15/2015		4,000	4,365
5.875% due 08/02/2021		100	115
7.000% due 10/01/2013		4,600	4,745
7.000% due 04/15/2015		47,150	52,145
8.000% due 06/01/2014		19,985	21,505
8.000% due 12/15/2016		16,000	19,224
8.700% due 10/01/2014		15,560	17,266
12.000% due 05/15/2015		500	608
General Electric Capital Corp.
1.000% due 01/08/2016		6,700	6,708
5.500% due 09/15/2067	EUR	1,300	1,682
GMAC International Finance BV
7.500% due 04/21/2015		300	420
Goldman Sachs Group, Inc.
0.574% due 01/30/2017		4,600	5,724
0.682% due 02/02/2015		6,700	8,548
0.734% due 03/22/2016		$28,769	28,462
2.375% due 01/22/2018		10,700	10,863
3.625% due 01/22/2023		1,500	1,515
5.250% due 07/27/2021		30,385	34,508
5.375% due 03/15/2020		18,600	21,233
5.750% due 01/24/2022		5,200	6,061
5.950% due 01/18/2018		5,500	6,422
6.000% due 06/15/2020		30,000	35,478
6.150% due 04/01/2018		37,110	43,796
6.250% due 09/01/2017		10,700	12,586
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		9,000	10,551
6.375% due 04/15/2021		3,800	4,429
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		9,500	10,995
HBOS Capital Funding LP
6.071% due 06/30/2014 (b)		9,555	8,588
6.461% due 11/30/2018 (b)	GBP	1,500	2,148
HBOS PLC
6.750% due 05/21/2018		$27,612	30,841
Health Care REIT, Inc.
3.750% due 03/15/2023		5,000	5,046

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hospitality Properties Trust
5.000% due 08/15/2022		$7,400	$7,905
5.625% due 03/15/2017		800	880
6.300% due 06/15/2016		2,015	2,240
6.700% due 01/15/2018		3,000	3,440
7.875% due 08/15/2014		2,000	2,112
HSBC Bank PLC
4.125% due 08/12/2020		5,100	5,619
4.750% due 01/19/2021		11,000	12,604
5.000% due 03/20/2023	GBP	5,302	8,721
HSBC Bank USA N.A.
4.875% due 08/24/2020		$8,490	9,553
HSBC Capital Funding LP
4.610% due 06/27/2013 (b)		11,430	11,428
HSBC Finance Corp.
0.554% due 01/15/2014		3,000	2,997
0.717% due 06/01/2016		900	887
6.676% due 01/15/2021		18,400	21,820
HSBC Holdings PLC
6.375% due 10/18/2022	GBP	10,000	16,982
7.350% due 11/27/2032		$692	884
ICICI Bank Ltd.
4.750% due 11/25/2016		1,500	1,613
5.000% due 01/15/2016		1,500	1,606
5.500% due 03/25/2015		3,300	3,507
Ineos Finance PLC
7.500% due 05/01/2020		900	984
8.375% due 02/15/2019		2,000	2,220
ING Bank NV
2.000% due 09/25/2015		10,000	10,166
ING U.S., Inc.
2.900% due 02/15/2018		8,900	9,042
International Lease Finance Corp.
6.500% due 09/01/2014		13,000	13,910
6.750% due 09/01/2016		15,700	17,820
7.125% due 09/01/2018		6,460	7,623
Intesa Sanpaolo SpA
2.688% due 02/24/2014		15,030	15,120
3.125% due 01/15/2016		17,800	17,413
3.625% due 08/12/2015		13,000	12,998
6.500% due 02/24/2021		13,500	13,940
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		22,000	22,462
5.500% due 08/06/2022		200	209
Jefferies Finance LLC
7.375% due 04/01/2020		3,000	3,068
JPMorgan Chase & Co.
0.465% due 09/26/2013	EUR	500	642
0.908% due 02/26/2016		$11,775	11,790
1.201% due 01/25/2018		9,500	9,574
1.800% due 01/25/2018		2,800	2,819
3.150% due 07/05/2016		5,800	6,155
3.200% due 01/25/2023		6,100	6,107
3.250% due 09/23/2022		7,500	7,509
3.450% due 03/01/2016		3,600	3,830
4.250% due 10/15/2020		34,200	37,608
4.625% due 05/10/2021		7,150	8,010
4.950% due 03/25/2020		30,000	34,462
6.000% due 01/15/2018		19,100	22,731
6.300% due 04/23/2019		25,200	30,835
7.900% due 04/30/2018 (b)		46,273	53,241
JPMorgan Chase Bank N.A.
0.610% due 06/13/2016		16,000	15,758
0.879% due 05/31/2017	EUR	41,400	52,140
5.375% due 09/28/2016	GBP	700	1,192
6.000% due 07/05/2017		$19,160	22,468
6.000% due 10/01/2017		5,650	6,665

38	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kilroy Realty LP
5.000% due 11/03/2015		$5,000	$5,445
Korea Development Bank
3.000% due 09/14/2022		15,300	15,251
3.500% due 08/22/2017		5,300	5,707
3.875% due 05/04/2017		22,700	24,646
Korea Exchange Bank
3.125% due 06/26/2017		5,000	5,258
Korea Finance Corp.
2.250% due 08/07/2017		20,500	20,922
Lazard Group LLC
6.850% due 06/15/2017		2,400	2,763
LBG Capital PLC
7.375% due 03/12/2020	EUR	171	225
7.588% due 05/12/2020	GBP	5,062	7,941
7.625% due 12/09/2019		1,300	2,040
7.625% due 10/14/2020	EUR	2,800	3,735
7.867% due 12/17/2019	GBP	3,100	4,899
7.869% due 08/25/2020		21,416	34,282
7.875% due 11/01/2020		$14,090	15,485
8.000% due 06/15/2020 (b)		5,000	5,370
9.125% due 07/15/2020	GBP	1,300	2,167
9.334% due 02/07/2020		1,334	2,248
15.000% due 12/21/2019		5,000	10,940
15.000% due 12/21/2019	EUR	2,350	4,330
LeasePlan Corp. NV
3.000% due 10/23/2017		$16,950	17,310
Lehman Brothers Holdings, Inc.
1.000% due 03/03/2014^		300	81
1.000% due 05/02/2018^		3,403	936
Lloyds TSB Bank PLC
7.625% due 04/22/2025	GBP	1,200	2,168
12.000% due 12/16/2024 (b)		$5,100	6,840
Marsh & McLennan Cos., Inc.
9.250% due 04/15/2019		2,000	2,689
MCE Finance Ltd.
5.000% due 02/15/2021		5,900	5,974
Merrill Lynch & Co., Inc.
0.510% due 05/30/2014	EUR	1,800	2,300
0.659% due 07/22/2014		1,000	1,280
6.150% due 04/25/2013		$2,300	2,308
6.400% due 08/28/2017		15,900	18,687
6.500% due 07/15/2018		23,671	28,174
6.875% due 04/25/2018		80,475	97,284
6.875% due 11/15/2018		4,600	5,656
MetLife Institutional Funding
1.205% due 04/04/2014		4,400	4,437
Morgan Stanley
0.590% due 04/13/2016	EUR	27,600	34,529
0.753% due 10/18/2016		$13,300	12,969
0.784% due 10/15/2015		2,000	1,968
1.538% due 02/25/2016		15,000	15,075
5.375% due 10/15/2015		250	273
5.500% due 01/26/2020		18,900	21,697
5.500% due 07/24/2020		25,445	29,365
5.625% due 09/23/2019		21,056	24,259
5.750% due 01/25/2021		9,300	10,770
5.950% due 12/28/2017		6,600	7,652
6.000% due 04/28/2015		500	545
6.625% due 04/01/2018		26,375	31,577
7.300% due 05/13/2019		40,400	50,083
MUFG Capital Finance Ltd.
6.299% due 01/25/2017 (b)	GBP	710	1,184
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		$24,600	30,262
National City Bank
0.651% due 06/07/2017		2,600	2,573

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nationstar Mortgage LLC
6.500% due 07/01/2021		$6,450	$6,756
7.875% due 10/01/2020		6,200	6,882
9.625% due 05/01/2019		1,875	2,156
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		9,500	13,939
Nile Finance Ltd.
5.250% due 08/05/2015		300	277
Nippon Life Insurance Co.
5.000% due 10/18/2042		8,600	8,808
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		3,800	4,199
Pacific Life Global Funding
5.150% due 04/15/2013		500	501
Pacific Life Insurance Co.
9.250% due 06/15/2039		9,800	14,335
Petrobras Global Finance BV
3.250% due 04/01/2019	EUR	4,500	5,944
Piper Jaffray Cos.
4.784% due 11/30/2015		$11,800	11,840
Preferred Term Securities Ltd.
0.830% due 03/24/2034		74	57
Principal Financial Group, Inc.
8.875% due 05/15/2019		10,000	13,629
Principal Life Income Funding Trusts
5.300% due 04/24/2013		500	501
ProLogis LP
4.000% due 01/15/2018		2,000	2,148
6.625% due 12/01/2019		3,000	3,638
Provident Funding Associates LP
10.250% due 04/15/2017		500	560
Qatari Diar Finance QSC
3.500% due 07/21/2015		900	946
QBE Capital Funding Ltd.
7.250% due 05/24/2041		8,100	8,518
QNB Finance Ltd.
3.125% due 11/16/2015		500	518
Rabobank Group
6.875% due 03/19/2020	EUR	10,000	14,427
11.000% due 06/30/2019 (b)		$11,555	15,542
RBS Capital Trust
2.312% due 06/30/2013 (b)	EUR	325	285
RCI Banque S.A.
3.500% due 04/03/2018 (a)		$15,000	15,050
Regions Financial Corp.
7.750% due 11/10/2014		11,200	12,353
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (b)		20,900	20,169
7.648% due 09/30/2031 (b)		12,299	12,914
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		10,000	10,624
6.299% due 05/15/2017		7,945	8,720
Santander Holdings USA, Inc.
3.000% due 09/24/2015		3,000	3,078
Santander Issuances S.A.U.
4.750% due 05/29/2019	EUR	4,200	4,576
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		$5,900	5,940
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		17,600	19,052
5.499% due 07/07/2015		11,550	12,413
5.717% due 06/16/2021		2,050	2,233
6.125% due 02/07/2022		7,200	8,064
Scotland International Finance BV
4.250% due 05/23/2013		4,000	4,018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SL Green Realty Corp.
4.500% due 12/01/2022		$29,850	$30,342
5.000% due 08/15/2018		6,000	6,553
SLM Corp.
0.601% due 01/27/2014		4,325	4,289
3.875% due 09/10/2015		400	417
4.625% due 09/25/2017		9,300	9,674
5.000% due 10/01/2013		5,000	5,100
5.000% due 06/15/2018		4,705	4,758
5.375% due 05/15/2014		1,600	1,674
5.625% due 08/01/2033		5,500	5,115
6.000% due 01/25/2017		6,500	7,101
6.250% due 01/25/2016		36,220	39,754
7.250% due 01/25/2022		1,500	1,684
8.000% due 03/25/2020		25,500	29,676
8.450% due 06/15/2018		14,540	17,303
8.780% due 09/15/2016	MXN	60,000	4,820
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (b)		$1,500	1,962
Springleaf Finance Corp.
5.850% due 06/01/2013		100	101
SSIF Nevada LP
1.005% due 04/14/2014		7,000	7,044
Standard Chartered Bank
6.400% due 09/26/2017		2,627	3,070
Standard Chartered PLC
3.950% due 01/11/2023		10,000	9,987
State Bank of India
4.125% due 08/01/2017		3,000	3,133
4.500% due 07/27/2015		1,915	2,018
Stone Street Trust
5.902% due 12/15/2015		3,100	3,371
UBS AG
5.750% due 04/25/2018		100	119
5.875% due 12/20/2017		407	483
7.750% due 09/01/2026		12,000	15,617
Vesey Street Investment Trust
4.404% due 09/01/2016		3,750	4,080
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		1,900	2,047
6.902% due 07/09/2020		1,100	1,283
Wachovia Corp.
0.550% due 06/15/2017		11,000	10,862
0.642% due 10/28/2015		10,400	10,340
0.674% due 10/15/2016		1,400	1,385
Washington Real Estate Investment Trust
3.950% due 10/15/2022		4,100	4,188
Wells Fargo & Co.
7.980% due 03/15/2018 (b)		2,000	2,311
Wells Fargo Bank N.A.
0.500% due 05/16/2016		3,800	3,741
5.950% due 08/26/2036		300	372
Wells Operating Partnership LP
5.875% due 04/01/2018		6,700	7,289
Weyerhaeuser Co.
6.875% due 12/15/2033		3,564	4,344
6.950% due 10/01/2027		8,737	10,657
7.125% due 07/15/2023		6,000	7,433
7.375% due 10/01/2019		25,515	31,431
7.375% due 03/15/2032		12,225	15,536
7.950% due 03/15/2025		7,779	10,217
8.500% due 01/15/2025		16,724	22,742

			3,497,791

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	39

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 22.6%
ABB Finance USA, Inc.
1.625% due 05/08/2017	$7,220	$7,331
AbbVie, Inc.
1.200% due 11/06/2015	10,900	10,992
2.000% due 11/06/2018	9,600	9,732
ADT Corp.
3.500% due 07/15/2022	8,100	8,097
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019	5,400	5,899
Agrokor d.d.
8.875% due 02/01/2020	6,500	7,166
Alliance Data Systems Corp.
5.250% due 12/01/2017	6,350	6,620
ALROSA Finance S.A.
7.750% due 11/03/2020	4,350	5,115
Altria Group, Inc.
9.250% due 08/06/2019	6,357	8,877
9.700% due 11/10/2018	200	279
9.950% due 11/10/2038	10,000	16,547
American Airlines Pass-Through Trust
5.250% due 07/31/2022	3,021	3,293
7.000% due 07/31/2019	3,682	3,866
8.625% due 04/15/2023	24,819	25,812
10.375% due 01/02/2021	21,523	22,491
American Airlines, Inc.
7.500% due 03/15/2016^	11,000	12,677
American Tower Corp.
4.500% due 01/15/2018	6,000	6,609
7.000% due 10/15/2017	10,000	11,908
Amgen, Inc.
4.850% due 11/18/2014	3,845	4,104
5.700% due 02/01/2019	5,128	6,160
6.150% due 06/01/2018	3,000	3,654
Anadarko Petroleum Corp.
6.450% due 09/15/2036	3,740	4,619
7.950% due 06/15/2039	4,600	6,488
8.700% due 03/15/2019	3,023	4,077
Anglo American Capital PLC
2.625% due 04/03/2017	6,950	7,125
2.625% due 09/27/2017	1,450	1,475
9.375% due 04/08/2019	400	535
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	18,550	18,851
Arch Coal, Inc.
7.000% due 06/15/2019	3,950	3,585
7.250% due 10/01/2020	4,000	3,620
7.250% due 06/15/2021	22,700	20,487
9.875% due 06/15/2019	4,125	4,249
Asciano Finance Ltd.
6.000% due 04/07/2023	17,000	19,413
Ashland, Inc.
3.875% due 04/15/2018	3,000	3,049
Aviation Capital Group Corp.
4.625% due 01/31/2018	16,600	17,152
7.125% due 10/15/2020	16,150	18,377
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	17,776	18,843
Baidu, Inc.
2.250% due 11/28/2017	3,000	3,045
BAT International Finance PLC
1.400% due 06/05/2015	1,465	1,483
Boston Scientific Corp.
4.500% due 01/15/2015	698	741
BP AMI Leasing, Inc.
5.523% due 05/08/2019	200	237

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Braskem Finance Ltd.
5.750% due 04/15/2021	$1,300	$1,370
7.000% due 05/07/2020	4,000	4,532
7.250% due 06/05/2018	900	1,042
7.375% due 10/04/2015 (b)	2,000	2,095
BRF Brasil Foods S.A.
5.875% due 06/06/2022	10,800	12,042
British Sky Broadcasting Group PLC
6.100% due 02/15/2018	2,000	2,371
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017	4,975	5,286
Building Materials Corp. of America
6.750% due 05/01/2021	25,334	27,741
7.500% due 03/15/2020	1,225	1,344
Canadian Oil Sands Ltd.
4.500% due 04/01/2022	3,000	3,243
7.750% due 05/15/2019	15,875	20,045
Cemex Finance LLC
9.500% due 12/14/2016	32,800	35,670
Cemex S.A.B. de C.V.
9.500% due 06/15/2018	650	759
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	129	147
China Resources Gas Group Ltd.
4.500% due 04/05/2022	18,000	19,605
China Resources Power East Foundation Co. Ltd.
7.250% due 05/09/2016 (b)	1,400	1,467
Cielo S.A.
3.750% due 11/16/2022	7,000	6,744
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	6,750	7,155
Cliffs Natural Resources, Inc.
3.950% due 01/15/2018	13,350	13,424
4.800% due 10/01/2020	8,106	8,093
4.875% due 04/01/2021 (e)	3,830	3,783
CNOOC Finance Ltd.
3.875% due 05/02/2022	1,000	1,056
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	491	567
Comcast Cable Communications LLC
8.875% due 05/01/2017	35	45
Comcast Corp.
5.150% due 03/01/2020	300	356
CONSOL Energy, Inc.
8.250% due 04/01/2020	500	556
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	2,000	2,093
4.750% due 07/12/2022	2,770	3,040
6.250% due 10/22/2021	1,300	1,365
7.250% due 05/10/2021	20,845	24,337
9.000% due 01/08/2018	5,740	6,637
Continental Airlines, Inc.
6.750% due 09/15/2015	10,450	10,999
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022	11,600	10,034
Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	3,900	3,823
Crown Castle Towers LLC
4.174% due 08/15/2037	5,500	6,092
5.495% due 01/15/2037	17,700	20,285
6.113% due 01/15/2040	13,620	16,699
CSN Islands Corp.
6.875% due 09/21/2019	7,600	8,474
CSN Resources S.A.
6.500% due 07/21/2020	1,400	1,504

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CVS Pass-Through Trust
6.943% due 01/10/2030	$6,118	$7,633
7.507% due 01/10/2032	18,942	24,622
Daimler Finance North America LLC
1.250% due 01/11/2016	9,300	9,339
DCP Midstream Operating LP
3.250% due 10/01/2015	3,500	3,648
Dell, Inc.
5.625% due 04/15/2014	1,500	1,567
Delta Air Lines Pass-Through Trust
4.750% due 05/07/2021	4,000	4,330
4.950% due 11/23/2020	2,173	2,380
6.200% due 01/02/2020	1,850	2,110
6.718% due 07/02/2024	1,244	1,384
7.750% due 06/17/2021	10,200	11,781
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019	4,500	3,893
Deutsche Telekom International Finance BV
2.250% due 03/06/2017	5,000	5,129
5.875% due 08/20/2013	5,375	5,483
Devon Energy Corp.
3.250% due 05/15/2022	10,000	10,042
Dolphin Energy Ltd.
5.500% due 12/15/2021	200	232
DP World Ltd.
6.850% due 07/02/2037	5,000	5,710
DP World Sukuk Ltd.
6.250% due 07/02/2017	2,500	2,800
Dr. Pepper Snapple Group, Inc.
2.000% due 01/15/2020	1,150	1,137
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	2,070	2,962
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021	4,960	5,589
Energy Transfer Equity LP
7.500% due 10/15/2020	6,500	7,524
Energy Transfer Partners LP
9.700% due 03/15/2019	7,467	10,082
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	71,639	83,500
Enterprise Products Operating LLC
3.350% due 03/15/2023	8,100	8,272
ESAL GmbH
6.250% due 02/05/2023	4,800	4,848
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd.
5.125% due 12/12/2017	10,725	10,939
First American Financial Corp.
4.300% due 02/01/2023	11,000	11,479
Flextronics International Ltd.
4.625% due 02/15/2020	1,700	1,726
5.000% due 02/15/2023	3,000	3,008
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019	30,100	39,126
FMC Technologies, Inc.
3.450% due 10/01/2022	1,910	1,944
FMG Resources Pty. Ltd.
7.000% due 11/01/2015	1,300	1,368
Freeport-McMoRan Copper & Gold, Inc.
3.100% due 03/15/2020	6,500	6,537
3.875% due 03/15/2023	4,500	4,525
Freeport-McMoRan Corp.
9.500% due 06/01/2031	200	279
General Electric Co.
5.250% due 12/06/2017	8,570	10,054
Georgia-Pacific LLC
7.250% due 06/01/2028	820	1,081

40	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.375% due 12/01/2025		$2,450	$3,346
7.750% due 11/15/2029		12,915	17,615
8.000% due 01/15/2024		1,500	2,081
8.875% due 05/15/2031		10,000	14,999
Graphic Packaging International, Inc.
4.750% due 04/15/2021 (a)		2,800	2,846
Grupo Posadas S.A.B. de C.V.
7.875% due 11/30/2017		3,000	3,240
GTL Trade Finance, Inc.
7.250% due 10/20/2017		11,500	13,248
Harvest Operations Corp.
6.875% due 10/01/2017		8,900	9,990
HCA Holdings, Inc.
6.250% due 02/15/2021		3,000	3,206
HD Supply, Inc.
8.125% due 04/15/2019		51,630	58,600
Heathrow Funding Ltd.
2.500% due 06/25/2017		13,400	13,805
Highmark, Inc.
4.750% due 05/15/2021		600	600
Hiland Partners LP
7.250% due 10/01/2020		19,596	21,507
Huntsman International LLC
4.875% due 11/15/2020		7,100	7,180
Incitec Pivot Ltd.
4.000% due 12/07/2015		9,500	9,956
Inmet Mining Corp.
7.500% due 06/01/2021		3,050	3,309
Kern River Funding Corp.
4.893% due 04/30/2018		38	41
Kerr-McGee Corp.
6.950% due 07/01/2024		7,800	9,798
7.875% due 09/15/2031		3,500	4,605
Kinder Morgan Energy Partners LP
3.500% due 09/01/2023		5,000	5,084
5.800% due 03/01/2021		600	718
6.500% due 09/01/2039		5,200	6,307
9.000% due 02/01/2019		5,380	7,210
Kraft Foods Group, Inc.
2.250% due 06/05/2017		2,670	2,774
3.500% due 06/06/2022		10,030	10,516
Lexmark International, Inc.
5.125% due 03/15/2020		4,400	4,516
Lukoil International Finance BV
7.250% due 11/05/2019		13,000	15,600
LVMH Moet Hennessy Louis Vuitton S.A.
1.625% due 06/29/2017		10,600	10,737
Lynx Corp.
5.375% due 04/15/2021		10,000	10,450
6.000% due 04/15/2021	GBP	11,700	18,315
LyondellBasell Industries NV
5.000% due 04/15/2019		$31,600	35,866
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026		3,300	4,238
Masco Corp.
5.950% due 03/15/2022		2,849	3,212
7.125% due 03/15/2020		1,068	1,249
7.750% due 08/01/2029		5,450	6,156
MGM Resorts International
6.625% due 07/15/2015		2,500	2,725
7.500% due 06/01/2016		10,000	11,125
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		23,362	25,043
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		28,500	31,777
Mondelez International, Inc.
4.125% due 02/09/2016		1,649	1,797

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mongolian Mining Corp.
8.875% due 03/29/2017		$24,290	$25,019
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		1,900	1,955
Nakilat, Inc.
6.067% due 12/31/2033		1,500	1,834
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (b)		19,200	19,495
NBCUniversal Media LLC
5.150% due 04/30/2020		8,500	10,095
New Gold, Inc.
6.250% due 11/15/2022		18,920	19,913
7.000% due 04/15/2020		4,400	4,752
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022		8,500	8,855
Northwest Airlines Pass-Through Trust
1.039% due 11/20/2015		516	510
Northwest Pipeline GP
6.050% due 06/15/2018		30	36
NVR, Inc.
3.950% due 09/15/2022		4,000	4,117
OGX Austria GmbH
8.375% due 04/01/2022		29,475	22,327
8.500% due 06/01/2018		27,950	21,941
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018		2,600	2,607
ONEOK Partners LP
2.000% due 10/01/2017		1,023	1,035
3.375% due 10/01/2022		22,270	22,180
8.625% due 03/01/2019		2,000	2,654
Owens Corning
4.200% due 12/15/2022		11,850	12,152
Pacific Drilling Ltd.
7.250% due 12/01/2017		800	848
Pacific Rubiales Energy Corp.
5.125% due 03/28/2023		5,500	5,577
Penske Truck Leasing Co. LP
2.500% due 07/11/2014		2,200	2,235
3.750% due 05/11/2017		7,000	7,509
Petrobras International Finance Co.
5.375% due 01/27/2021		38,300	41,541
5.750% due 01/20/2020		9,910	10,970
5.875% due 03/01/2018		10,000	11,283
6.875% due 01/20/2040		5,600	6,470
7.875% due 03/15/2019		4,900	5,989
PHH Corp.
7.375% due 09/01/2019		2,650	3,008
9.250% due 03/01/2016		3,000	3,518
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		9,000	8,989
Pioneer Natural Resources Co.
3.950% due 07/15/2022		16,395	17,163
6.650% due 03/15/2017		7,051	8,284
6.875% due 05/01/2018		23,485	28,656
7.200% due 01/15/2028		4,297	5,608
7.500% due 01/15/2020		12,078	15,395
Pride International, Inc.
8.500% due 06/15/2019		40,560	53,687
QVC, Inc.
4.375% due 03/15/2023		4,100	4,156
5.125% due 07/02/2022		1,344	1,427
Range Resources Corp.
5.000% due 03/15/2023		8,700	8,917
Repsol International Finance BV
4.250% due 02/12/2016	EUR	5,400	7,395
4.875% due 02/19/2019		500	713

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rexel S.A.
5.125% due 06/15/2020 (a)	EUR	4,000	$5,217
Reynolds American, Inc.
7.750% due 06/01/2018		$300	380
Reynolds Group Issuer, Inc.
8.250% due 02/15/2021		9,000	9,304
Rock Tenn Co.
4.450% due 03/01/2019		3,085	3,355
4.900% due 03/01/2022		8,920	9,673
Rockies Express Pipeline LLC
3.900% due 04/15/2015		12,840	13,000
5.625% due 04/15/2020		21,200	19,769
6.000% due 01/15/2019		5,400	5,305
6.850% due 07/15/2018		33,070	33,979
Roofing Supply Group LLC
10.000% due 06/01/2020		4,000	4,540
SandRidge Energy, Inc.
7.500% due 03/15/2021		4,500	4,703
8.125% due 10/15/2022		16,460	17,653
SBA Communications Corp.
5.625% due 10/01/2019		300	310
SBA Tower Trust
5.101% due 04/15/2042		10,000	11,311
Severstal OAO Via Steel Capital S.A.
5.900% due 10/17/2022		4,000	3,990
Sibur Securities Ltd.
3.914% due 01/31/2018		9,000	8,887
Southwestern Energy Co.
4.100% due 03/15/2022		33,300	35,283
7.500% due 02/01/2018		3,632	4,468
Starz LLC
5.000% due 09/15/2019		10,635	11,007
Statoil ASA
1.200% due 01/17/2018		675	678
Studio City Finance Ltd.
8.500% due 12/01/2020		12,100	13,340
Sunoco Logistics Partners Operations LP
3.450% due 01/15/2023		10,650	10,567
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		5,800	5,908
5.125% due 02/22/2021		13,300	14,734
Symantec Corp.
2.750% due 06/15/2017		3,300	3,408
3.950% due 06/15/2022		10,000	10,300
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015		3,000	3,112
3.992% due 02/16/2016		2,000	2,090
4.674% due 02/07/2014	EUR	7,850	10,378
4.797% due 02/21/2018		700	975
4.949% due 01/15/2015		$6,000	6,314
4.967% due 02/03/2016	EUR	3,700	5,126
5.431% due 02/03/2014		3,800	5,052
5.811% due 09/05/2017		1,700	2,462
6.221% due 07/03/2017		$19,500	21,875
6.421% due 06/20/2016		17,025	18,926
Tesoro Logistics LP
5.875% due 10/01/2020		12,500	13,250
Time Warner Cable, Inc.
8.250% due 04/01/2019		5,900	7,693
8.750% due 02/14/2019		2,750	3,643
Times Square Hotel Trust
8.528% due 08/01/2026		769	1,038
Transocean, Inc.
3.800% due 10/15/2022		10,000	9,878
7.375% due 04/15/2018		6,500	7,779
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		2,300	2,570

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	41

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 12/03/2022		$6,200	$6,603
7.125% due 04/22/2025		3,397	3,898
8.000% due 04/01/2021		2,700	2,977
UAL Pass-Through Trust
9.750% due 07/15/2018		1,114	1,292
10.125% due 03/22/2015^		48	30
10.400% due 05/01/2018		22,980	26,427
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		11,400	7,068
USG Corp.
6.300% due 11/15/2016		2,500	2,663
7.875% due 03/30/2020		8,900	10,168
8.375% due 10/15/2018		5,800	6,438
9.750% due 01/15/2018		1,054	1,254
Vale Overseas Ltd.
6.250% due 01/23/2017		600	688
Verisk Analytics, Inc.
4.125% due 09/12/2022		2,650	2,749
Vivendi S.A.
6.625% due 04/04/2018		750	878
Volkswagen International Finance NV
0.889% due 11/20/2014		15,250	15,316
1.600% due 11/20/2017		13,200	13,259
Walter Energy, Inc.
8.500% due 04/15/2021		15,300	15,721
9.875% due 12/15/2020		15,850	17,276
WEA Finance LLC
7.125% due 04/15/2018		8,000	9,885
Welltec A/S
8.000% due 02/01/2019		6,500	7,134
Wesfarmers Ltd.
6.998% due 04/10/2013		14,900	14,916
Western Gas Partners LP
4.000% due 07/01/2022		16,550	17,164
Whirlpool Corp.
3.700% due 03/01/2023		2,400	2,453
4.700% due 06/01/2022		1,000	1,099
Willamette Industries, Inc.
7.350% due 07/01/2026		2,000	2,413
Wynn Las Vegas LLC
5.375% due 03/15/2022		50,078	52,770
Xstrata Finance Canada Ltd.
1.800% due 10/23/2015		3,300	3,340
2.450% due 10/25/2017		13,100	13,298
4.000% due 10/25/2022		5,000	5,050

			2,462,322

UTILITIES 7.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		5,600	5,833
7.700% due 08/07/2013		420	430
8.700% due 08/07/2018		42,050	53,782
Allegheny Energy Supply Co. LLC
5.750% due 10/15/2019		3,700	4,307
Ameren Illinois Co.
9.750% due 11/15/2018		488	673
British Telecommunications PLC
1.405% due 12/20/2013		1,500	1,512
Bruce Mansfield Unit
6.850% due 06/01/2034		3,792	4,111
Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	250	188
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017		$9,750	9,896
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		1,250	1,523

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017	$9,250	$9,782
10.000% due 12/01/2020	69,667	79,256
Entergy Corp.
5.125% due 09/15/2020	9,900	10,896
Entergy New Orleans, Inc.
5.100% due 12/01/2020	10,000	10,750
FirstEnergy Corp.
2.750% due 03/15/2018	10,250	10,383
FirstEnergy Solutions Corp.
6.050% due 08/15/2021	7,500	8,891
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020	7,500	7,538
5.092% due 11/29/2015	14,000	14,966
6.510% due 03/07/2022	5,400	6,264
8.125% due 07/31/2014	14,200	15,407
8.146% due 04/11/2018	6,000	7,283
8.625% due 04/28/2034	1,300	1,771
9.250% due 04/23/2019	23,100	29,914
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	2,200	2,395
MarkWest Energy Partners LP
4.500% due 07/15/2023	12,478	12,228
5.500% due 02/15/2023	11,900	12,525
6.250% due 06/15/2022	13,908	15,055
6.500% due 08/15/2021	3,562	3,865
6.750% due 11/01/2020	3,790	4,160
Midwest Generation LLC
8.560% due 01/02/2016^	594	582
NGPL PipeCo LLC
7.119% due 12/15/2017	75,510	80,796
9.625% due 06/01/2019	12,802	14,402
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	14,800	14,707
6.604% due 02/03/2021	25,300	29,411
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	6,270	6,928
Plains All American Pipeline LP
2.850% due 01/31/2023	17,000	16,776
3.650% due 06/01/2022	10,000	10,589
5.000% due 02/01/2021	2,850	3,304
6.500% due 05/01/2018	5,000	6,157
6.650% due 01/15/2037	1,000	1,289
8.750% due 05/01/2019	3,000	4,071
Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	172
Qtel International Finance Ltd.
4.750% due 02/16/2021	8,500	9,499
Qwest Corp.
3.530% due 06/15/2013	100	100
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	399	446
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149% due 03/06/2017	15,300	15,415
4.199% due 03/06/2022	4,050	4,025
Sprint Nextel Corp.
6.000% due 11/15/2022	18,620	19,225
Talent Yield Investments Ltd.
4.500% due 04/25/2022	1,100	1,213
Targa Resources Partners LP
5.250% due 05/01/2023	55,204	57,688
6.375% due 08/01/2022	10,250	11,249
6.875% due 02/01/2021	1,900	2,090
Telecom Italia Capital S.A.
5.250% due 11/15/2013	5,150	5,258
6.175% due 06/18/2014	16,038	16,799

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Telecom Italia SpA
7.375% due 12/15/2017	GBP	3,500	$5,946
Telefonos de Mexico S.A.B. de C.V.
5.500% due 11/15/2019		$3,000	3,508
Telstra Corp. Ltd.
4.800% due 10/12/2021		13,800	15,931
TNK-BP Finance S.A.
6.625% due 03/20/2017		450	511
7.250% due 02/02/2020		7,500	9,028
7.500% due 07/18/2016		25,000	28,770
7.875% due 03/13/2018		40,200	48,441
VimpelCom Holdings BV
5.200% due 02/13/2019		7,900	7,971

			797,881

Total Corporate Bonds & Notes (Cost $6,365,515)			6,757,994

MUNICIPAL BONDS & NOTES 1.1%

CALIFORNIA 0.4%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		7,200	10,028
7.550% due 04/01/2039		1,300	1,878
California State General Obligation Notes, Series 2009
5.250% due 04/01/2014		3,000	3,143
5.450% due 04/01/2015		14,000	15,347
5.950% due 04/01/2016		5,000	5,743
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014		3,405	3,413

			39,552

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029		7,500	9,363

LOUISIANA 0.0%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043		3,000	3,007

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040		10,000	13,175

OHIO 0.0%
Hamilton County, Ohio Sewer System Revenue Bonds, (BABs), Series 2009
6.500% due 12/01/2034		2,500	2,957

TEXAS 0.5%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039		10,000	11,766
Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042		18,000	22,957
Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029		10,000	12,003

			46,726

42	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 0.0%
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029		$2,000	$2,347

Total Municipal Bonds & Notes (Cost $97,043)			117,127

U.S. GOVERNMENT AGENCIES 2.5%
Fannie Mae
4.000% due 06/01/2029 - 05/01/2043		260,944	278,470

Total U.S. Government Agencies (Cost $269,399)			278,470

U.S. TREASURY OBLIGATIONS 20.5%
U.S. Treasury Bonds
2.750% due 08/15/2042 (h)(i)		209,700	195,021
2.750% due 11/15/2042		4,300	3,995
3.000% due 05/15/2042 (h)(i)		99,250	97,389
3.125% due 02/15/2042		95,880	96,569
3.500% due 02/15/2039		20,900	22,771
4.375% due 05/15/2040		65,250	81,950
4.375% due 05/15/2041		28,000	35,197
4.750% due 02/15/2041 (h)(i)		188,150	250,328
5.500% due 08/15/2028 (f)(h)(i)		81,600	113,233
U.S. Treasury Notes
0.625% due 11/30/2017		2,605	2,598
0.875% due 01/31/2018		500	504
1.000% due 08/31/2016 (j)		17,300	17,627
1.625% due 08/15/2022		40,000	39,522
1.625% due 11/15/2022 (e)(f)		318,300	312,978
1.750% due 05/15/2022		17,250	17,317
2.000% due 11/15/2021		96,100	99,201
2.000% due 02/15/2022 (e)(f)(i)(j)		567,600	584,007
2.000% due 02/15/2023		2,805	2,843
2.125% due 08/15/2021		122,600	128,222
3.125% due 05/15/2021		125,400	141,330

Total U.S. Treasury Obligations (Cost $2,167,663)			2,242,602

MORTGAGE-BACKED SECURITIES 3.8%
Adjustable Rate Mortgage Trust
5.046% due 01/25/2036		2,140	2,010
American Home Mortgage Assets LLC
0.324% due 10/25/2046		5,790	4,036
0.877% due 02/25/2047		8,164	4,957
American Home Mortgage Investment Trust
2.197% due 11/25/2045^		2,208	1,829
Arran Residential Mortgages Funding PLC
1.426% due 11/19/2047	EUR	683	877
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$110	127
5.754% due 02/10/2051		1,000	1,165
Banc of America Funding Corp.
0.393% due 10/20/2036		5,321	3,625
0.483% due 06/20/2047		2,000	1,273
0.604% due 05/25/2037		1,516	1,023
5.500% due 01/25/2036		1,157	1,214
Banc of America Large Loan Trust
2.503% due 11/15/2015		50,586	51,002
BCAP LLC Trust
0.414% due 04/25/2037		2,205	1,901
5.641% due 07/26/2035		2,141	2,151
Bear Stearns Adjustable Rate Mortgage Trust
2.671% due 10/25/2035		155	156
2.955% due 08/25/2035		641	588

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Alt-A Trust
0.524% due 08/25/2036		$1,773	$998
2.800% due 03/25/2036^		647	461
5.162% due 11/25/2034		201	194
5.184% due 08/25/2036^		2,756	1,932
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	12,122	14,333
Chase Mortgage Finance Corp.
5.500% due 07/25/2037		$9,867	9,160
Chaseflex Trust
0.544% due 08/25/2037		1,545	1,032
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049		1,300	1,470
5.697% due 12/10/2049		91	106
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		177	175
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		200	226
5.886% due 11/15/2044		99	116
Countrywide Alternative Loan Trust
0.364% due 12/25/2046^		1,810	1,539
0.374% due 11/25/2036		1,329	1,026
0.374% due 05/25/2047		16,867	13,614
0.393% due 09/20/2046		9,899	6,161
0.394% due 08/25/2046		11,706	8,328
0.394% due 09/25/2046		9,087	6,416
0.413% due 03/20/2046		2,349	1,553
0.413% due 09/20/2046		7,596	4,110
0.494% due 05/25/2036		27,563	15,726
0.554% due 05/25/2037^		2,387	1,393
0.999% due 08/25/2046		5,544	3,805
1.004% due 12/25/2035		2,164	1,587
6.000% due 08/25/2036^		1,703	1,428
6.000% due 01/25/2037^		96	77
6.000% due 08/25/2037		2,566	1,751
Countrywide Home Loan Mortgage Pass-Through Trust
2.889% due 04/20/2035		69	69
5.500% due 01/25/2035		1,029	1,072
5.500% due 03/25/2035		2,231	2,293
5.750% due 07/25/2037		22,174	21,714
DBUBS Mortgage Trust
4.537% due 07/10/2044		300	344
Deutsche ALT-A Securities, Inc.
0.344% due 08/25/2037		21,038	16,092
0.404% due 02/25/2047		3,775	2,976
First Horizon Alternative Mortgage Securities
6.000% due 08/25/2036^		2,957	2,550
First Horizon Mortgage Pass-Through Trust
2.444% due 11/25/2037		2,861	2,493
GS Mortgage Securities Corp.
5.560% due 11/10/2039		2,500	2,842
GSMPS Mortgage Loan Trust
0.554% due 03/25/2035		1,372	1,153
Harborview Mortgage Loan Trust
0.393% due 09/19/2037		6,285	4,727
0.453% due 01/19/2036		5,640	3,807
1.027% due 12/19/2036^		5,193	3,785
3.049% due 06/19/2036^		2,117	1,392
Holmes Master Issuer PLC
1.545% due 10/15/2054	EUR	16,583	21,451
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037		$675	686
Indymac Index Mortgage Loan Trust
0.444% due 06/25/2037		3,418	2,947
JPMorgan Alternative Loan Trust
0.314% due 09/25/2036		2,720	2,073

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.909% due 05/25/2037^	$3,752	$2,713
6.310% due 08/25/2036	3,000	2,124
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047	500	570
JPMorgan Mortgage Trust
2.340% due 11/25/2033	60	61
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	200	229
Lehman Mortgage Trust
6.000% due 07/25/2037	1,783	1,553
Luminent Mortgage Trust
0.444% due 04/25/2036	3,923	2,390
MASTR Asset Securitization Trust
6.000% due 10/25/2036	212	211
Merrill Lynch Mortgage Investors Trust
0.414% due 02/25/2036	391	349
0.454% due 11/25/2035	129	124
1.760% due 10/25/2035	162	160
2.407% due 05/25/2033	32	32
3.214% due 05/25/2033	18	19
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	2,000	2,245
5.700% due 09/12/2049	100	116
Morgan Stanley Capital Trust
5.569% due 12/15/2044	1,000	1,121
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036^	2,454	1,803
6.310% due 07/25/2036^	7,022	5,159
OBP Depositor LLC Trust
4.646% due 07/15/2045	3,000	3,476
Residential Accredit Loans, Inc. Trust
0.384% due 05/25/2036	4,105	3,107
0.384% due 09/25/2036	1,842	1,364
0.394% due 08/25/2036	3,781	2,879
0.394% due 09/25/2036	3,500	2,593
0.554% due 08/25/2035^	7,475	5,426
0.977% due 09/25/2046^	1,966	1,067
3.297% due 07/25/2035	1,083	1,001
3.768% due 12/25/2035	7,542	5,863
3.827% due 09/25/2035	1,058	847
3.850% due 01/25/2036^	4,673	3,605
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 07/25/2037^	1,259	1,212
Sequoia Mortgage Trust
0.403% due 05/20/2035	429	391
1.086% due 05/20/2034	2,611	2,523
Structured Adjustable Rate Mortgage Loan Trust
0.504% due 08/25/2036	3,807	2,844
2.648% due 03/25/2034	68	70
2.913% due 02/25/2036^	3,951	3,317
5.278% due 07/25/2035	5,331	4,970
5.312% due 05/25/2036	6,178	5,352
5.447% due 07/25/2036	3,570	2,551
Structured Asset Mortgage Investments, Inc.
0.324% due 08/25/2036	2,870	2,024
0.414% due 08/25/2036	1,913	1,362
Thornburg Mortgage Securities Trust
6.104% due 09/25/2037	192	197
Wachovia Mortgage Loan Trust LLC
3.032% due 10/20/2035	814	749
3.032% due 05/20/2036^	3,190	2,735
WaMu Mortgage Pass-Through Certificates
2.212% due 07/25/2047	3,093	2,244
2.463% due 10/25/2035	2,700	2,605
2.471% due 08/25/2035	1,246	1,227
2.527% due 12/25/2035	1,644	1,558
4.732% due 12/25/2036^	6,592	6,131

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	43

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.009% due 06/25/2037		$3,925	$3,565
5.050% due 07/25/2037^		1,980	1,830
5.114% due 05/25/2037		3,283	3,183
Washington Mutual Alternative Mortgage Pass-Through Certificates
6.000% due 06/25/2037^		9,947	8,304
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037		847	758
6.000% due 06/25/2037^		969	896
6.250% due 07/25/2037^		12,989	11,241
6.250% due 11/25/2037		2,451	2,345
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 01/25/2035		175	175
2.614% due 07/25/2036^		6,249	5,689
4.581% due 12/25/2033		121	122
5.698% due 04/25/2037		3,804	3,684
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024		2,000	2,033

Total Mortgage-Backed Securities (Cost $369,648)			411,211

ASSET-BACKED SECURITIES 2.3%
ACE Securities Corp.
0.364% due 08/25/2036		2,000	723
0.404% due 12/25/2036		7,400	2,567
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		106	108
7.001% due 09/20/2022		22,300	22,759
Ameriquest Mortgage Securities, Inc.
0.664% due 07/25/2035		3,100	2,874
Argent Securities, Inc.
0.314% due 09/25/2036		1,298	529
Ballyrock CLO Ltd.
0.507% due 08/28/2019		1,191	1,173
Bear Stearns Asset-Backed Securities Trust
0.354% due 11/25/2036		4,157	2,934
0.364% due 08/25/2036		5,682	3,915
0.374% due 01/25/2037		3,112	1,329
0.444% due 06/25/2047		2,700	1,499
0.524% due 01/25/2047		1,100	913
0.554% due 12/25/2035		999	633
0.554% due 04/25/2037		4,900	1,506
1.454% due 08/25/2037		2,454	2,037
Berica ABS SRL
0.513% due 12/30/2055	EUR	20,000	24,874
Citigroup Mortgage Loan Trust, Inc.
0.474% due 05/25/2037		$4,254	2,188
Countrywide Asset-Backed Certificates
0.344% due 07/25/2037		6,300	3,943
0.354% due 01/25/2037		1,957	1,692
0.364% due 09/25/2046		21,427	15,243
0.374% due 05/25/2037		6,300	5,064
0.384% due 06/25/2047		2,000	1,513
0.444% due 03/25/2037		3,800	1,167
0.554% due 03/25/2036		28,348	18,387
5.627% due 10/25/2046		4,450	3,708
Credit-Based Asset Servicing and Securitization LLC
0.354% due 11/25/2036		2,342	1,188
First Franklin Mortgage Loan Trust
0.694% due 09/25/2035		4,300	3,671
Fremont Home Loan Trust
0.354% due 01/25/2037		2,581	1,310
Galaxy CLO Ltd.
0.569% due 04/17/2017		131	131
GSAA Trust
5.486% due 03/25/2036		4,922	3,718

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.995% due 03/25/2046^		$3,365	$2,711
HSI Asset Securitization Corp. Trust
0.384% due 04/25/2037		5,800	3,188
Inwood Park CDO Ltd.
0.527% due 01/20/2021		4,394	4,362
JPMorgan Mortgage Acquisition Corp.
0.394% due 03/25/2047		3,770	1,955
Lehman XS Trust
0.384% due 06/25/2036		2,032	1,397
0.404% due 08/25/2046		4,900	3,704
0.434% due 04/25/2046		7,889	5,510
Madison Park Funding Ltd.
0.562% due 05/10/2019		1,009	1,004
Magi Funding PLC
0.671% due 04/11/2021	EUR	6,048	7,583
MASTR Asset-Backed Securities Trust
0.444% due 03/25/2036		$4,500	2,305
Merrill Lynch Mortgage Investors Trust
0.274% due 04/25/2047		2,708	1,403
0.314% due 03/25/2037		3,445	2,378
0.374% due 07/25/2037		2,100	955
0.384% due 03/25/2037		6,789	3,515
0.464% due 03/25/2037		16,900	8,877
Morgan Stanley ABS Capital
0.344% due 10/25/2036		1,830	977
0.354% due 11/25/2036		3,000	1,573
0.354% due 12/25/2036		1,438	771
0.424% due 10/25/2036		2,000	1,081
0.454% due 08/25/2036		10,600	4,843
0.454% due 03/25/2037		3,745	1,653
Morgan Stanley Home Equity Loan Trust
0.554% due 04/25/2037		2,000	1,071
New Century Home Equity Loan Trust
0.534% due 02/25/2036		3,000	2,589
Novastar Home Equity Loan
0.354% due 03/25/2037		1,986	986
0.414% due 01/25/2037		7,304	2,881
0.454% due 10/25/2036		2,200	984
Option One Mortgage Loan Trust
0.344% due 01/25/2037		7,700	3,968
Residential Asset Mortgage Products Trust
0.504% due 03/25/2036		3,000	1,915
Residential Asset Securities Corp. Trust
0.364% due 06/25/2036		845	776
0.454% due 08/25/2036		3,900	2,521
Saxon Asset Securities Trust
0.999% due 03/25/2035		2,701	2,374
Securitized Asset-Backed Receivables LLC
0.454% due 03/25/2036		2,001	1,130
SLM Student Loan Trust
1.801% due 04/25/2023		12,944	13,480
Specialty Underwriting & Residential Finance
0.354% due 06/25/2037		1,159	714
0.504% due 12/25/2036		8,100	5,449
5.850% due 02/25/2037		2,437	1,422
Structured Asset Investment Loan Trust
0.354% due 09/25/2036		2,342	1,751
0.364% due 05/25/2036		1,352	949
2.154% due 01/25/2035		861	6
Structured Asset Securities Corp.
0.374% due 12/25/2036		5,500	3,801
WG Horizons CLO
0.547% due 05/24/2019		10,800	10,631

Total Asset-Backed Securities (Cost $228,323)			254,439

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 4.5%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	10,821	$5,436
10.000% due 01/01/2017		246	125
10.000% due 01/01/2021		122	61
10.000% due 01/01/2023		122	61
Italy Buoni Poliennali Del Tesoro
3.500% due 11/01/2017	EUR	88,200	113,243
4.750% due 05/01/2017		15,200	20,500
4.750% due 06/01/2017		119,300	160,918
Junta de Castilla y Leon
6.270% due 02/19/2018		3,500	4,696
6.505% due 03/01/2019		2,500	3,369
Spain Government International Bond
3.750% due 10/31/2015		7,000	9,166
3.800% due 01/31/2017		900	1,169
4.250% due 10/31/2016		103,800	136,925
4.500% due 01/31/2018 (f)		31,400	41,482

Total Sovereign Issues (Cost $502,843)			497,151

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Health Care REIT, Inc.
6.500% due 12/31/2049 (b)		84,000	5,217
Wells Fargo & Co.
7.500% due 12/31/2049 (b)		15,500	19,976

			25,193

UTILITIES 0.0%
PPL Corp.
8.750% due 05/01/2014		53,150	2,963

Total Convertible Preferred Securities (Cost $17,178)			28,156

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Citigroup Capital
7.875% due 10/30/2040		48,000	1,372
Farm Credit Bank of Texas
10.000% due 12/15/2020 (b)		13,000	16,535
SLM Corp. CPI Linked Security
3.740% due 03/15/2017		21,400	529

			18,436

INDUSTRIALS 0.0%
CoBank ACB
6.250% due 10/01/2022 (b)		25,000	2,669

Total Preferred Securities (Cost $17,299)			21,105

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.2%

CERTIFICATES OF DEPOSIT 1.2%
Banco do Brasil S.A.
0.000% due 01/24/2014		$9,350	9,302
2.556% due 02/14/2014		25,000	24,996
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		25,000	24,793
0.000% due 11/08/2013		17,500	17,322
0.000% due 03/03/2014		56,750	56,384

			132,797

44	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 0.5%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013	$31,800	$31,524
Santander S.A.
2.750% due 07/02/2013	10,000	9,986
3.100% due 10/01/2013	10,000	9,949

		51,459

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.210% due 04/01/2013	7,200	7,200

(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2043 valued at $7,372. Repurchase proceeds are $7,200.)

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 1.4%
PIMCO Short-Term Floating NAV Portfolio	14,888,115	$148,986
PIMCO Short-Term Floating NAV Portfolio III	5,135	51

		149,037

Total Short-Term Instruments (Cost $339,661)		340,493

MARKET VALUE (000S)
PURCHASED OPTIONS (l) 0.1%
(Cost $7,217)	$7,993

Total Investments 104.0% (Cost $10,780,078)	$11,360,432

Written Options (m) (0.1%) (Premiums $21,496)	(13,869)

Other Assets and Liabilities (Net) (3.9%)	(423,708)

Net Assets 100.0%	$10,922,855

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Perpetual maturity, date shown represents next contractual call date.
(c)	Affiliated to the Fund.
(d)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $64,667 at a weighted average interest rate of (0.055%).
(e)	Securities with an aggregate market value of $386,474 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	(1.750%)	12/24/2012	12/21/2014	$3,734	$(3,716)
BSN	0.120%	03/08/2013	04/01/2013	101,457	(101,465)
DEU	0.220%	03/07/2013	04/02/2013	56,340	(56,348)
	0.220%	03/14/2013	04/10/2013	32,825	(32,829)
JPS	0.170%	03/15/2013	04/11/2013	153,849	(153,862)
RBS	0.130%	03/04/2013	04/04/2013	25,840	(25,842)
RDR	0.210%	03/13/2013	04/11/2013	9,146	(9,147)

					$(383,209)

(f)	Securities with an aggregate market value of $106,440 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.
(g)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount		Payable for Sale-Buyback Financing Transactions (1)
BPS	(0.080%)	03/28/2013	04/05/2013	EUR	31,371	$(40,232)
	0.000%	04/03/2013	04/05/2013		15,419	(19,771)
BRC	0.250%	03/12/2013	04/03/2013	$	22,798	(22,804)
GLM	0.190%	03/11/2013	04/03/2013		4,053	(4,054)
	0.190%	03/12/2013	04/03/2013		18,817	(18,820)
MSC	0.220%	03/07/2013	04/02/2013		827	(827)

						$(106,508)

(1)	Payable for sale-buyback financing transactions includes $29 of deferred price drop on sale-buyback financing transactions.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	45

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

(h)	Securities with an aggregate market value of $5,135 and cash of $58 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
3-Month Euribor December Futures	Long	12/2014	1,220	$1,448
3-Month Euribor December Futures	Long	12/2015	267	220
3-Month Euribor June Futures	Long	06/2015	1,220	1,703
3-Month Euribor March Futures	Long	03/2015	1,220	1,566
3-Month Euribor September Futures	Long	09/2014	1,220	5,837
3-Month Euribor September Futures	Long	09/2015	602	454
90-Day Eurodollar December Futures	Long	12/2015	6	6
U.S. Treasury 10-Year Note June Futures	Long	06/2013	877	780

				$12,014

(i)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $57,171 and cash of $36 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Credit Default Swaps on Credit Indices - Buy Protection (2)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)		Market Value (6)	Unrealized Appreciation/ (Depreciation)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	$	191,417	$(10,228)	$(17,432)
CDX.HY-19 5-Year Index	(5.000%	)	12/20/2017		194,000	(8,275)	(9,136)
iTraxx Europe 18 Index	(1.000%	)	12/20/2017	EUR	122,900	1,085	180

						$(17,418)	$(26,388)

Credit Default Swaps on Credit Indices - Sell Protection (3)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)		Market Value (6)	Unrealized Appreciation
CDX.BP.IG-19 5-Year Index	1.000%	12/20/2017	$	693,700	$6,060	$2,346
CDX.BP.IG-20 5-Year Index	1.000%	06/20/2018		54,500	270	27
CDX.IG-19 5-Year Index	1.000%	12/20/2017		1,748,745	15,373	7,068

					$21,703	$9,441

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	1.600%	06/16/2015	CAD	1,496,800	$2,598	$555
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	2,100	(8)	(9)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		27,500	137	(51)
Receive	6-Month EUR-EURIBOR	2.000%	09/18/2023	EUR	160,800	(3,916)	(1,751)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	6,800,000	(2,086)	(1,274)

						$(3,275)	$(2,530)

(j)	Securities with an aggregate market value of $5,608 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(k)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Buy Protection (2)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Altria Group, Inc.	BPS	(1.300%	)	12/20/2018	0.739%	$	3,000	$(94)	$0	$(94)
American Electric Power Co., Inc.	BRC	(0.793%	)	06/20/2019	0.498%		36,000	(604)	0	(604)
American International Group, Inc.	GST	(5.000%	)	09/20/2018	1.138%		10,000	(2,029)	(927)	(1,102)
Black & Decker Corp.	BRC	(2.250%	)	06/20/2014	0.081%		4,000	(111)	0	(111)
Cardinal Health, Inc.	BOA	(0.580%	)	06/20/2013	0.083%		5,000	(7)	0	(7)
International Lease Finance Corp.	CBK	(5.000%	)	06/20/2016	2.079%		12,500	(1,170)	(1,156)	(14)
International Lease Finance Corp.	GST	(5.000%	)	06/20/2016	2.079%		15,000	(1,404)	(1,239)	(165)
Marsh & McLennan Cos., Inc.	BOA	(0.900%	)	06/20/2019	0.678%		2,000	(28)	0	(28)
Newell Rubbermaid, Inc.	BOA	(0.660%	)	06/20/2013	0.109%		10,000	(15)	0	(15)

								$(5,462)	$(3,322)	$(2,140)

46	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (3)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	CBK	1.000%	03/20/2016	1.478%	$	300	$(3)	$(11)	$8
Alcoa, Inc.	DUB	1.000%	03/20/2016	1.478%		600	(7)	(16)	9
Alcoa, Inc.	GST	1.000%	03/20/2016	1.478%		1,700	(18)	(73)	55
Alcoa, Inc.	HUS	1.000%	03/20/2016	1.478%		3,100	(33)	(159)	126
Alcoa, Inc.	MYC	1.000%	03/20/2016	1.478%		2,100	(22)	(110)	88
Ally Financial, Inc.	JPM	5.000%	03/20/2017	1.744%		1,000	126	(45)	171
American Express Co.	JPM	2.750%	03/20/2014	0.117%		3,000	81	0	81
Anadarko Petroleum Corp.	BRC	1.000%	12/20/2017	0.996%		10,000	(2)	(242)	240
Anadarko Petroleum Corp.	BRC	1.000%	03/20/2019	1.252%		5,000	(75)	(378)	303
Anadarko Petroleum Corp.	CBK	1.000%	03/20/2017	0.833%		10,000	63	(245)	308
Anadarko Petroleum Corp.	FBF	1.000%	03/20/2018	1.048%		6,000	(17)	(115)	98
Anadarko Petroleum Corp.	GST	1.000%	12/20/2017	0.996%		10,000	(3)	(218)	215
Anadarko Petroleum Corp.	JPM	1.000%	03/20/2018	1.048%		20,000	(57)	(369)	312
Anadarko Petroleum Corp.	UAG	1.000%	03/20/2017	0.833%		10,000	63	(241)	304
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	0.346%	EUR	20,600	480	(220)	700
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	0.346%	$	25,000	456	(150)	606
Anheuser-Busch InBev Worldwide, Inc.	DUB	1.000%	12/20/2015	0.346%	EUR	3,700	86	(37)	123
Anheuser-Busch InBev Worldwide, Inc.	GST	1.000%	12/20/2015	0.346%		3,300	77	(41)	118
ArcelorMittal	BPS	1.000%	03/20/2018	3.549%		5,000	(747)	(732)	(15)
ArcelorMittal	BRC	1.000%	06/20/2016	2.556%		6,000	(385)	(298)	(87)
ArcelorMittal	BRC	1.000%	03/20/2018	3.549%		5,000	(747)	(737)	(10)
ArcelorMittal	GST	1.000%	03/20/2018	3.549%		50	(7)	(7)	0
ArcelorMittal	JPM	1.000%	03/20/2018	3.549%		15,800	(2,361)	(2,339)	(22)
AT&T, Inc.	DUB	1.000%	09/20/2017	0.614%	$	18,000	338	85	253
AT&T, Inc.	FBF	1.000%	09/20/2017	0.614%		20,000	375	99	276
Barrick Gold Corp.	GST	1.000%	06/20/2019	1.783%		1,100	(52)	(42)	(10)
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2017	0.722%		15,000	195	(248)	443
Berkshire Hathaway Finance Corp.	DUB	1.230%	12/20/2013	0.165%		5,000	42	0	42
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2018	0.757%		44,000	517	(107)	624
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.337%		16,200	269	(71)	340
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.337%		8,500	141	(49)	190
BHP Billiton Finance USA Ltd.	FBF	1.000%	12/20/2015	0.369%		1,200	20	8	12
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.337%		800	13	(4)	17
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.337%		1,900	31	(11)	42
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2015	0.337%		3,500	58	(8)	66
BNP Paribas S.A.	DUB	3.000%	03/20/2016	2.045%	EUR	2,300	82	(211)	293
BNP Paribas S.A.	GST	3.000%	03/20/2016	2.045%		1,200	43	(113)	156
BP Capital Markets America, Inc.	DUB	1.000%	06/20/2015	0.323%	$	10,000	157	57	100
BP Capital Markets America, Inc.	FBF	1.000%	06/20/2015	0.323%		25,000	393	119	274
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.437%		5,000	86	22	64
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	0.463%		5,500	97	49	48
BP Capital Markets America, Inc.	MYC	1.000%	06/20/2015	0.323%		5,000	79	31	48
Brazil Government International Bond	BOA	1.000%	12/20/2015	0.959%		15,800	23	(133)	156
Brazil Government International Bond	BPS	1.000%	09/20/2017	1.240%		24,500	(249)	(610)	361
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.916%		7,300	17	(62)	79
Brazil Government International Bond	BRC	1.000%	09/20/2017	1.240%		2,500	(26)	(48)	22
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.994%		19,800	12	(140)	152
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.959%		11,600	17	(73)	90
Brazil Government International Bond	DUB	1.000%	09/20/2017	1.240%		15,400	(157)	(292)	135
Brazil Government International Bond	FBF	1.000%	06/20/2015	0.864%		1,150	4	(10)	14
Brazil Government International Bond	FBF	1.000%	09/20/2017	1.240%		6,500	(67)	(165)	98
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.916%		2,500	6	(25)	31
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.994%		7,700	5	(47)	52
Brazil Government International Bond	JPM	1.000%	12/20/2014	0.786%		400	2	(4)	6
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.864%		10,000	33	(129)	162
Brazil Government International Bond	JPM	1.000%	12/20/2015	0.959%		7,300	11	(54)	65
Brazil Government International Bond	JPM	1.000%	09/20/2017	1.240%		9,900	(101)	(238)	137
Brazil Government International Bond	MYC	1.000%	03/20/2016	0.994%		5,600	3	(38)	41
Brazil Government International Bond	MYC	1.000%	06/20/2017	1.185%		900	(7)	(31)	24
Brazil Government International Bond	MYC	1.000%	09/20/2017	1.240%		2,500	(26)	(48)	22
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	1.168%		1,100	114	0	114
Canadian Natural Resources Ltd.	RYL	1.000%	09/20/2015	0.367%		21,800	354	(98)	452
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.369%		14,300	286	198	88
Caterpillar, Inc.	BRC	1.000%	09/20/2017	0.582%		10,000	197	(64)	261
Caterpillar, Inc.	GST	1.000%	09/20/2017	0.582%		10,000	197	(89)	286
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.369%		5,200	104	71	33
Caterpillar, Inc.	JPM	1.000%	09/20/2017	0.582%		10,000	197	(64)	261
Chesapeake Energy Corp.	BRC	5.000%	03/20/2018	3.804%		5,000	267	(93)	360
Chesapeake Energy Corp.	DUB	5.000%	03/20/2018	3.804%		5,000	268	(83)	351
Chesapeake Energy Corp.	GST	5.000%	12/20/2017	3.662%		11,000	633	(285)	918

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	47

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Chesapeake Energy Corp.	GST	5.000%	03/20/2018	3.804%	$	5,000	$268	$(143)	$411
Chesapeake Energy Corp.	GST	5.000%	06/20/2018	3.933%		3,000	149	150	(1)
Chesapeake Energy Corp.	JPM	5.000%	03/20/2018	3.804%		6,700	358	(129)	487
China Government International Bond	UAG	1.000%	09/20/2022	1.117%		9,500	(105)	(323)	218
Citigroup, Inc.	BRC	1.000%	12/20/2017	1.023%		1,225	(2)	(31)	29
Citigroup, Inc.	DUB	1.000%	09/20/2017	0.967%		13,200	15	(1,048)	1,063
Citigroup, Inc.	FBF	1.000%	06/20/2017	0.904%		2,500	9	(157)	166
Citigroup, Inc.	MYC	1.000%	12/20/2017	1.023%		6,000	(8)	(153)	145
Comcast Corp.	BRC	1.610%	12/20/2013	0.058%		7,000	83	0	83
Daimler Finance North America LLC	GST	1.000%	12/20/2013	0.181%		2,800	18	27	(9)
Danone S.A.	DUB	1.000%	03/20/2016	0.394%		2,000	37	32	5
Danone S.A.	FBF	1.000%	12/20/2015	0.366%	EUR	400	9	8	1
Danone S.A.	JPM	1.000%	12/20/2015	0.366%		14,200	323	269	54
Dominion Resources, Inc.	CBK	0.670%	06/20/2015	0.122%	$	100	1	0	1
Dow Chemical Co.	BPS	1.000%	06/20/2017	0.797%		3,100	30	(71)	101
Dow Chemical Co.	CBK	1.000%	06/20/2017	0.797%		10,000	97	(187)	284
Dow Chemical Co.	DUB	1.000%	06/20/2017	0.797%		5,000	49	(100)	149
Dow Chemical Co.	JPM	1.000%	06/20/2017	0.797%		7,000	68	(168)	236
Dow Chemical Co.	MYC	1.000%	06/20/2017	0.797%		19,500	189	(421)	610
E.ON International Finance BV	HUS	1.000%	03/20/2016	0.504%		3,000	47	32	15
Encana Corp.	FBF	1.000%	03/20/2017	1.087%		21,000	(64)	(838)	774
Encana Corp.	FBF	1.000%	09/20/2017	1.248%		1,500	(15)	(42)	27
Exelon Corp.	JPM	1.000%	06/20/2016	0.418%		40,000	760	(38)	798
Finmeccanica Finance S.A.	BOA	5.000%	03/20/2018	3.906%	EUR	10,200	634	908	(274)
Finmeccanica Finance S.A.	FBF	5.000%	03/20/2018	3.906%		5,100	317	403	(86)
Finmeccanica Finance S.A.	JPM	5.000%	03/20/2018	3.906%		8,500	528	674	(146)
Finmeccanica Finance S.A.	SOG	5.000%	03/20/2018	3.906%		3,500	217	301	(84)
Ford Motor Co.	BOA	5.000%	09/20/2017	1.536%	$	5,000	743	397	346
Ford Motor Co.	FBF	5.000%	09/20/2017	1.536%		11,100	1,649	1,128	521
Ford Motor Co.	GST	5.000%	09/20/2017	1.536%		10,000	1,487	799	688
Ford Motor Co.	JPM	5.000%	12/20/2015	0.993%		9,350	1,014	751	263
Forest Oil Corp.	BOA	5.000%	06/20/2015	2.662%		5,000	257	104	153
Forest Oil Corp.	CBK	5.000%	06/20/2015	2.662%		2,500	129	63	66
Forest Oil Corp.	FBF	5.000%	06/20/2015	2.662%		1,500	77	(6)	83
Forest Oil Corp.	GST	5.000%	06/20/2015	2.662%		6,500	334	126	208
Forest Oil Corp.	GST	5.000%	06/20/2017	5.056%		7,000	12	(192)	204
Forest Oil Corp.	JPM	5.000%	06/20/2017	5.056%		2,900	5	(80)	85
Freeport-McMoRan Copper & Gold, Inc.	BOA	1.000%	09/20/2017	1.301%		5,000	(54)	(95)	41
Freeport-McMoRan Copper & Gold, Inc.	GST	1.000%	09/20/2017	1.301%		3,000	(33)	(106)	73
Freeport-McMoRan Copper & Gold, Inc.	JPM	1.000%	03/20/2016	0.807%		5,000	41	(12)	53
Freeport-McMoRan Copper & Gold, Inc.	MYC	1.000%	09/20/2017	1.301%		8,000	(86)	(144)	58
General Electric Capital Corp.	CBK	1.000%	03/20/2018	0.990%		20,000	12	0	12
General Electric Capital Corp.	MYC	1.000%	03/20/2018	0.990%		21,300	13	21	(8)
General Electric Capital Corp.	RYL	1.000%	03/20/2015	0.367%		1,300	17	(37)	54
Gilead Sciences, Inc.	GST	1.000%	06/20/2017	0.987%		5,000	5	(19)	24
Goldman Sachs Group, Inc.	BOA	1.000%	03/20/2018	1.308%		8,500	(117)	(138)	21
Goldman Sachs Group, Inc.	CBK	1.000%	03/20/2018	1.308%		10,000	(138)	(143)	5
H.J. Heinz Co.	FBF	1.000%	03/20/2018	1.527%		3,200	(79)	(95)	16
Italy Government International Bond	GST	1.000%	09/20/2016	2.546%		200	(10)	(17)	7
ITAU Unibanco Holdings S.A.	DUB	1.000%	03/20/2014	1.625%		2,800	7	(2)	9
JPMorgan Chase & Co.	BRC	1.000%	12/20/2017	0.816%		2,100	18	(11)	29
Kinder Morgan Energy Partners LP	CBK	1.000%	03/20/2023	1.648%		8,900	(445)	(538)	93
Kinder Morgan Energy Partners LP	FBF	1.000%	12/20/2017	0.963%		2,100	2	(36)	38
Masco Corp.	BPS	5.000%	09/20/2017	1.571%		10,000	1,515	950	565
Masco Corp.	GST	5.000%	09/20/2017	1.571%		10,000	1,515	940	575
Masco Corp.	JPM	5.000%	09/20/2017	1.571%		2,250	341	212	129
MetLife, Inc.	BOA	1.000%	12/20/2017	1.109%		6,500	(34)	(237)	203
MetLife, Inc.	BOA	1.000%	03/20/2018	1.158%		20,000	(159)	(345)	186
MetLife, Inc.	BRC	1.000%	12/20/2017	1.109%		25,000	(133)	(906)	773
MetLife, Inc.	CBK	1.000%	12/20/2017	1.109%		8,900	(47)	(358)	311
MetLife, Inc.	MYC	1.000%	03/20/2018	1.158%		24,000	(190)	(351)	161
Metro AG	BPS	1.000%	09/20/2014	0.583%		10,000	64	(44)	108
Mexico Government International Bond	BOA	1.000%	03/20/2018	0.932%		2,400	8	10	(2)
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.519%		9,800	120	(71)	191
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.558%		8,850	109	(59)	168
Mexico Government International Bond	BRC	1.000%	03/20/2018	0.932%		25,050	88	108	(20)
Mexico Government International Bond	CBK	1.000%	03/20/2018	0.932%		26,500	93	116	(23)
Mexico Government International Bond	DUB	1.000%	09/20/2017	0.838%		14,800	110	(160)	270
Mexico Government International Bond	GST	1.000%	06/20/2017	0.782%		900	8	(27)	35
Mexico Government International Bond	GST	1.000%	03/20/2018	0.932%		4,900	17	20	(3)

48	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	HUS	1.690%	09/20/2014	0.380%	$	15,800	$316	$0	$316
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.591%		14,900	185	(49)	234
Mexico Government International Bond	HUS	1.000%	03/20/2018	0.932%		14,500	51	77	(26)
Mexico Government International Bond	MYC	1.000%	09/20/2015	0.519%		3,600	44	(28)	72
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.591%		13,200	165	(62)	227
Mexico Government International Bond	MYC	1.000%	03/20/2018	0.932%		11,200	40	50	(10)
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.519%		9,800	119	(85)	204
MGM Resorts International	BOA	5.000%	06/20/2017	3.565%		1,500	91	(82)	173
MGM Resorts International	BRC	5.000%	03/20/2018	4.373%		5,000	152	(112)	264
MGM Resorts International	DUB	5.000%	03/20/2018	4.373%		10,000	302	33	269
MGM Resorts International	FBF	5.000%	06/20/2017	3.565%		10,550	638	(611)	1,249
MGM Resorts International	FBF	5.000%	03/20/2018	4.373%		17,700	535	74	461
MGM Resorts International	FBF	5.000%	06/20/2018	4.584%		10,000	210	196	14
MGM Resorts International	GST	5.000%	06/20/2017	3.565%		3,100	187	(171)	358
MGM Resorts International	GST	5.000%	03/20/2018	4.373%		4,000	121	50	71
New Jersey State General Obligation Bonds, Series 2001	DUB	2.000%	03/20/2021	1.033%		5,100	343	0	343
New Jersey State General Obligation Bonds, Series 2001	GST	1.970%	03/20/2021	1.033%		5,000	326	0	326
New Jersey State General Obligation Bonds, Series 2001	MYC	2.000%	03/20/2021	1.033%		1,400	94	0	94
New York State General Obligation Bonds, Series 2005	BOA	1.850%	03/20/2021	0.763%		1,100	87	0	87
ONEOK Partners LP	FBF	1.000%	03/20/2018	1.178%		10,000	(88)	(167)	79
Pacific Gas & Electric Co.	BRC	3.650%	03/20/2014	0.141%		8,000	287	0	287
Pacific Gas & Electric Co.	DUB	1.000%	09/20/2016	0.585%		20,000	304	(202)	506
Pacific Gas & Electric Co.	FBF	1.000%	09/20/2016	0.585%		5,000	77	(50)	127
Pacific Gas & Electric Co.	GST	1.000%	09/20/2016	0.585%		2,500	38	(25)	63
Pacific Gas & Electric Co.	RYL	1.000%	09/20/2016	0.585%		2,500	39	(26)	65
Panasonic Corp.	BOA	1.000%	12/20/2017	1.429%	JPY	180,000	(35)	(193)	158
Panasonic Corp.	GST	1.000%	12/20/2017	1.429%		30,000	(6)	(32)	26
Panasonic Corp.	JPM	1.000%	12/20/2017	1.429%		390,000	(77)	(433)	356
Petrobras International Finance Co.	BPS	1.000%	06/20/2015	1.389%	$	2,500	(22)	(17)	(5)
Petrobras International Finance Co.	BRC	1.000%	03/20/2014	0.979%		43,250	14	(104)	118
Petrobras International Finance Co.	DUB	1.000%	03/20/2015	1.341%		7,650	(52)	(69)	17
Petrobras International Finance Co.	JPM	1.000%	03/20/2015	1.341%		20,800	(141)	(161)	20
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.457%		5,000	(57)	(143)	86
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.457%		5,700	(65)	(182)	117
Petrobras International Finance Co.	MYC	1.000%	03/20/2018	1.946%		3,900	(173)	(177)	4
Pioneer Natural Resources Co.	BRC	1.000%	09/20/2017	1.042%		5,000	(7)	(254)	247
Plains All American Pipeline LP	DUB	1.000%	09/20/2017	0.803%		2,000	18	(59)	77
Plains All American Pipeline LP	FBF	1.000%	09/20/2017	0.803%		7,500	67	(214)	281
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.453%		2,600	36	(12)	48
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.453%		13,500	190	(17)	207
Potash Corp. of Saskatchewan, Inc.	FBF	1.000%	12/20/2015	0.453%		1,500	21	(11)	32
Prudential Financial, Inc.	BOA	1.000%	12/20/2017	1.169%		11,500	(99)	(324)	225
Prudential Financial, Inc.	BRC	1.000%	12/20/2017	1.169%		9,300	(80)	(259)	179
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	0.739%		1,000	8	(19)	27
Prudential Financial, Inc.	GST	1.000%	03/20/2016	0.739%		25,000	194	(633)	827
Russia Government International Bond	UAG	1.000%	06/20/2015	0.930%		5,000	11	(76)	87
RZD Capital Ltd.	MYC	1.000%	03/20/2016	1.175%		600	(3)	(31)	28
RZD Capital Ltd.	RYL	1.000%	03/20/2016	1.175%		900	(4)	(47)	43
Shell International Finance BV	BOA	1.000%	03/20/2016	0.348%	EUR	3,800	95	103	(8)
Shell International Finance BV	DUB	1.000%	06/20/2016	0.367%	$	1,900	39	38	1
Shell International Finance BV	GST	1.000%	03/20/2016	0.348%		3,200	62	66	(4)
Shell International Finance BV	HUS	1.000%	06/20/2016	0.367%		2,000	40	38	2
Shell International Finance BV	JPM	1.000%	03/20/2016	0.348%		16,300	319	313	6
Shell International Finance BV	MYC	1.000%	06/20/2016	0.367%		16,800	344	315	29
Shell International Finance BV	SOG	1.000%	03/20/2016	0.348%	EUR	1,600	40	44	(4)
Shell International Finance BV	UAG	1.000%	03/20/2016	0.348%		3,500	87	96	(9)
SLM Corp.	BPS	5.000%	03/20/2018	2.875%	$	10,000	991	914	77
SLM Corp.	CBK	5.000%	12/20/2017	2.751%		1,500	151	121	30
SLM Corp.	FBF	5.000%	09/20/2017	2.610%		4,000	409	307	102
SoftBank Corp.	BRC	1.000%	12/20/2017	1.504%	JPY	60,000	(14)	(65)	51
SoftBank Corp.	GST	1.000%	12/20/2017	1.504%		150,000	(36)	(164)	128
SoftBank Corp.	JPM	1.000%	12/20/2017	1.504%		110,000	(26)	(117)	91
Sony Corp.	BOA	1.000%	03/20/2018	1.968%		280,000	(133)	(259)	126
Sony Corp.	BRC	1.000%	03/20/2018	1.968%		180,000	(85)	(193)	108
Sony Corp.	DUB	1.000%	03/20/2018	1.968%		160,000	(76)	(181)	105
Sony Corp.	GST	1.000%	03/20/2018	1.968%		340,000	(162)	(273)	111
Sony Corp.	JPM	1.000%	12/20/2017	1.873%		440,000	(179)	(655)	476
Sony Corp.	JPM	1.000%	03/20/2018	1.968%		1,680,000	(799)	(1,270)	471
Spain Government International Bond	BRC	1.000%	12/20/2015	2.335%	$	7,500	(256)	(433)	177
Spain Government International Bond	DUB	1.000%	12/20/2015	2.335%		3,000	(102)	(177)	75

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	49

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Statoil ASA	BRC	1.000%	06/20/2016	0.323%	$	8,600	$195	$168	$27
Statoil ASA	FBF	1.000%	06/20/2016	0.323%		3,000	67	58	9
Statoil ASA	SOG	1.000%	06/20/2016	0.323%		8,600	195	164	31
Statoil ASA	UAG	1.000%	06/20/2016	0.323%		5,000	113	100	13
Teck Resources Ltd.	MYC	1.000%	03/20/2018	1.708%		10,000	(340)	(211)	(129)
Teck Resources Ltd.	MYC	1.000%	03/20/2021	2.270%		10,000	(922)	(521)	(401)
Tesco PLC	HUS	1.000%	03/20/2016	0.459%		3,900	65	50	15
Texas State General Obligation Bonds, Series 2002	GST	1.000%	09/20/2018	0.443%		1,750	50	11	39
Time Warner Cable, Inc.	BRC	1.000%	12/20/2015	0.521%		4,000	57	(39)	96
Time Warner Cable, Inc.	UAG	1.000%	12/20/2015	0.521%		15,000	215	(88)	303
Tokyo Electric Power Co., Inc.	BOA	1.000%	09/20/2013	1.760%	JPY	470,000	(19)	(412)	393
Tokyo Electric Power Co., Inc.	GST	1.000%	03/20/2014	2.119%		90,000	(11)	(108)	97
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.171%	$	18,000	303	24	279
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.171%		4,500	75	21	54
Toyota Motor Credit Corp.	CBK	1.000%	06/20/2016	0.460%		2,000	35	(5)	40
Toyota Motor Credit Corp.	FBF	1.000%	06/20/2016	0.460%		2,700	48	(11)	59
Toyota Motor Credit Corp.	HUS	1.000%	06/20/2016	0.460%		10,000	176	(60)	236
United Kingdom Gilt	CBK	1.000%	09/20/2017	0.396%		500	13	11	2
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.279%		10,000	222	128	94
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.279%		8,200	182	158	24
United Kingdom Gilt	GST	1.000%	12/20/2015	0.263%		4,500	94	104	(10)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.207%		7,500	125	111	14
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.263%		5,000	105	94	11
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.294%		9,300	218	161	57
UPC Holding BV	BRC	5.000%	09/20/2017	4.001%	EUR	10,000	526	(656)	1,182
UPC Holding BV	DUB	5.000%	06/20/2016	2.853%		11,100	959	(19)	978
UPC Holding BV	GST	5.000%	09/20/2017	4.001%		5,000	264	(299)	563
Valeant Pharmaceuticals International	GST	5.000%	06/20/2016	2.300%	$	3,000	253	(47)	300
Whirlpool Corp.	BOA	1.000%	09/20/2017	0.888%		4,300	25	(181)	206
Whirlpool Corp.	DUB	1.000%	03/20/2018	1.032%		7,500	(7)	(94)	87
Whirlpool Corp.	FBF	1.000%	09/20/2017	0.888%		7,000	41	(262)	303

							$22,678	$(17,099)	$39,777

Credit Default Swaps on Credit Indices - Sell Protection (3)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-18 10-Year Index	BOA	1.000%	06/20/2022	$	5,600	$(107)	$(225)	$118
CDX.IG-19 5-Year Index	BOA	1.000%	12/20/2017		200	2	1	1
MCDX-18 5-Year Index	CBK	1.000%	06/20/2017		55,000	(89)	(1,315)	1,226
MCDX-18 5-Year Index	DUB	1.000%	06/20/2017		41,925	(67)	(1,105)	1,038

						$(261)	$(2,644)	$2,383

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

50	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF	EUR	1,800	$15	$(8)	$23
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		3,600	31	12	19
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	MYC		7,200	63	(8)	71
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG	BRL	108,600	(1,194)	(299)	(895)
Pay	1-Year BRL-CDI	8.210%	01/02/2017	JPM		187,000	(2,028)	(234)	(1,794)
Pay	1-Year BRL-CDI	8.220%	01/02/2017	MYC		313,800	(3,365)	(1,027)	(2,338)
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		512,400	(4,722)	(350)	(4,372)
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS		437,000	(4,065)	(703)	(3,362)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		68,200	(539)	53	(592)
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		12,600	(82)	43	(125)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		44,000	(214)	(76)	(138)
Pay	1-Year BRL-CDI	8.910%	01/02/2017	BOA		294,600	(728)	386	(1,114)
Pay	3-Month CAD-Bank Bill	1.600%	06/16/2015	RBC	CAD	94,500	171	151	20
Pay	3-Month ZAR-JIBAR	5.610%	09/19/2017	JPM	ZAR	200,000	(309)	0	(309)
Pay	3-Month ZAR-JIBAR	5.660%	09/19/2017	JPM		120,000	(160)	17	(177)
Pay	3-Month ZAR-JIBAR	6.000%	09/19/2017	GLM		175,000	25	119	(94)
Pay	3-Month ZAR-JIBAR	6.000%	09/19/2017	HUS		80,000	11	38	(27)
Pay	3-Month ZAR-JIBAR	5.940%	10/09/2017	FBF		325,000	(3)	(2)	(1)
Pay	3-Month ZAR-JIBAR	5.950%	10/09/2017	GST		125,000	5	63	(58)
Pay	3-Month ZAR-JIBAR	6.000%	03/20/2018	HUS		276,000	(121)	(293)	172
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM	AUD	3,700	249	(23)	272
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK		85,000	7,539	170	7,369
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		90,200	8,000	1,175	6,825
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	FBF	JPY	1,020,000	(855)	341	(1,196)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,053,700	2,427	(90)	2,517
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	CBK		91,000	209	105	104
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		956,700	2,203	(602)	2,805
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		1,404,200	3,234	(517)	3,751
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		6,400	14	(2)	16
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	UAG		170,500	393	80	313
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		27,000	189	28	161
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	GLM		5,800	41	8	33
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	HUS		175,000	1,223	158	1,065
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	JPM		10,000	70	6	64
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		269,000	1,880	213	1,667
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		689,100	8,041	1,406	6,635
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		227,100	2,650	632	2,018
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	BRC		68,000	513	139	374
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	HUS		228,000	1,720	335	1,385
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BOA		40,000	310	65	245
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BRC		14,400	111	21	90
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	HUS		313,900	2,433	440	1,993
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	MYC		283,300	2,196	381	1,815

							$27,581	$2,351	$25,230

(l)	Purchased options outstanding as of March 31, 2013:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.950%	04/29/2013	$	65,000	$130	$114
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		89,400	7,087	7,879

								$7,217	$7,993

(m)	Written options outstanding as of March 31, 2013:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note May Futures	$129.000	04/26/2013	147	$59	$(5)
Call - CBOT U.S. Treasury 10-Year Note May Futures	132.500	04/26/2013	147	38	(47)

				$97	$(52)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	51

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	227,100	$804	$(951)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		227,100	804	(16)
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	94,300	176	(168)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		94,300	210	(199)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		26,500	51	(47)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		26,500	58	(56)
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		55,700	101	(99)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		55,700	113	(117)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		28,900	60	(52)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		28,900	60	(61)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		112,600	217	(201)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		112,600	217	(237)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		83,000	170	(19)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.850%	04/24/2013		90,800	127	(1)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		42,600	73	(10)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		63,100	128	(14)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		14,600	26	(3)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013	$	2,582,300	1,840	(2,010)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013		2,582,300	1,840	(38)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		44,600	122	(7)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		37,800	66	(6)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.350%	04/29/2013		65,000	162	(6)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		208,300	505	(31)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		375,400	7,057	(6,660)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		126,200	302	(19)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	04/29/2013		23,600	9	(3)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.150%	04/29/2013		23,600	24	(14)
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013	EUR	73,000	316	(12)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		80,000	413	(34)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		15,600	70	(7)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		38,200	197	(16)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013		11,700	55	(2)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		16,700	99	(7)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	45,500	158	(166)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		45,500	317	(140)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		44,200	199	(162)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		44,200	320	(136)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		72,200	311	(264)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		72,200	446	(222)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		44,100	167	(161)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		44,100	233	(135)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		106,400	493	(389)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		106,400	784	(327)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		33,400	116	(122)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		33,400	157	(103)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	19,800	139	0

								$20,312	$(13,450)

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	89.000	05/09/2013	$	30,500	$225	$(66)
Call - OTC USD versus JPY	BPS		96.500	05/09/2013		30,500	348	(212)

							$573	$(278)

Inflation-Capped Options
Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$27,900	$240	$(49)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	21,200	274	(40)

						$514	$(89)

52	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

Transactions in written call and put options for the period ended March 31, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	1,863	$7,824,300	EUR	56,800	$22,585
Sales	6,492	5,159,400		1,165,300	28,226
Closing Buys	(1,051)	(761,000)		0	(9,542)
Expirations	(6,604)	(3,318,700)		(37,000)	(16,411)
Exercised	(406)	(1,579,000)		0	(3,362)

Balance at 03/31/2013	294	$7,325,000	EUR	1,185,100	$21,496

(n)	Short sales outstanding as of March 31, 2013:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
U.S. Treasury Bills	0.145%	02/06/2014	$470	$470	$(470)

(o)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	AUD	292	$	301	CBK	$0	$(3)	$(3)
04/2013		68,010		69,873	WST	0	(930)	(930)
04/2013	BRL	184,547		93,489	FBF	2,163	0	2,163
04/2013		117		58	HUS	0	0	0
04/2013		184,547		91,643	MSC	317	0	317
04/2013	EUR	27,963		36,385	BRC	540	0	540
04/2013		621,736		813,856	CBK	16,883	0	16,883
04/2013		75,541		100,385	GLM	3,552	0	3,552
04/2013		44,569		57,732	HUS	601	0	601
04/2013	GBP	87,959		131,759	BPS	0	(1,890)	(1,890)
04/2013		3,978		5,936	CBK	0	(108)	(108)
04/2013		43,975		66,195	WST	0	(623)	(623)
04/2013	JPY	784,573		8,399	BPS	63	0	63
04/2013		1,792,037		20,126	BRC	1,087	0	1,087
04/2013		4,938,244		55,000	DUB	2,535	0	2,535
04/2013		1,747,572		18,869	FBF	303	0	303
04/2013		3,055,182		33,535	HUS	1,076	0	1,076
04/2013		444,302		4,757	RYL	37	0	37
04/2013		1,763,115		19,777	UAG	1,045	0	1,045
04/2013	MXN	959,086		76,939	HUS	0	(703)	(703)
04/2013	SGD	46,152		37,168	FBF	0	(42)	(42)
04/2013	$	529	AUD	511	RYL	3	0	3
04/2013		91,641	BRL	184,547	FBF	0	(315)	(315)
04/2013		60		117	HUS	0	(2)	(2)
04/2013		89,588		184,547	MSC	1,738	0	1,738
04/2013		744,505	EUR	578,256	BOA	0	(3,267)	(3,267)
04/2013		462		359	BPS	0	(2)	(2)
04/2013		1,076		829	BRC	0	(14)	(14)
04/2013		6,782		5,211	DUB	0	(102)	(102)
04/2013		2,586		1,978	FBF	0	(50)	(50)
04/2013		1,946		1,493	MSC	0	(33)	(33)
04/2013		401	GBP	265	HUS	2	0	2
04/2013		457	JPY	42,436	BRC	0	(6)	(6)
04/2013		156		14,550	HUS	0	(1)	(1)
04/2013		787		72,751	MSC	0	(14)	(14)
04/2013		13,000	MXN	166,532	BOA	482	0	482
04/2013		10,133		129,571	DUB	357	0	357
04/2013		455		5,874	FBF	20	0	20
04/2013		11,000		140,168	GLM	347	0	347
04/2013		11,489		146,968	HUS	409	0	409
04/2013		4,248		54,530	JPM	166	0	166
04/2013		23,389		302,082	MSC	1,066	0	1,066
04/2013		1,021		13,360	UAG	60	0	60
04/2013		19,640	RUB	608,447	BRC	0	(160)	(160)
04/2013		7,470		231,813	CBK	0	(48)	(48)
04/2013		37,758	SGD	46,152	JPM	0	(548)	(548)
04/2013		182	ZAR	1,620	BRC	0	(7)	(7)
04/2013		286		2,490	HUS	0	(16)	(16)
05/2013	EUR	578,256	$	744,662	BOA	3,285	0	3,285
05/2013		175,729		225,415	DUB	114	0	114

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	53

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
05/2013	GBP	135,647	$	204,995	FBF	$0	$(1,081)	$(1,081)
05/2013	$	21,774	EUR	16,938	CBK	0	(58)	(58)
05/2013		17,191	KRW	18,831,203	JPM	0	(329)	(329)
05/2013		21,585	NOK	119,292	HUS	0	(1,194)	(1,194)
06/2013		93,768	BRL	186,491	FBF	0	(2,117)	(2,117)
06/2013		59		117	MSC	0	(2)	(2)
06/2013		39,812	CAD	40,991	RYL	468	0	468
06/2013		76,379	MXN	959,086	HUS	653	0	653
07/2013		19,123	PHP	774,960	CBK	0	(108)	(108)
07/2013		37,176	SGD	46,152	FBF	43	0	43
08/2013	CNY	44,214	$	6,997	DUB	4	(41)	(37)
08/2013	$	1,756	CNY	11,000	DUB	0	(6)	(6)
08/2013		5,259		33,214	UAG	25	0	25
04/2014	CNY	60,000	$	9,179	RYL	0	(329)	(329)
04/2014	$	9,802	CNY	60,000	RYL	0	(295)	(295)
04/2016	CNY	13,651	$	2,014	JPM	0	(113)	(113)
04/2016	$	2,300	CNY	13,651	JPM	0	(173)	(173)

						$39,444	$(14,730)	$24,714

(p)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$361,076	$42,615	$403,691
Corporate Bonds & Notes
Banking & Finance	0	3,446,553	51,238	3,497,791
Industrials	0	2,303,636	158,686	2,462,322
Utilities	0	793,000	4,881	797,881
Municipal Bonds & Notes
California	0	39,552	0	39,552
Colorado	0	9,363	0	9,363
Louisiana	0	3,007	0	3,007
New York	0	13,175	0	13,175
Ohio	0	2,957	0	2,957
Texas	0	46,726	0	46,726
Washington	0	2,347	0	2,347
U.S. Government Agencies	0	278,470	0	278,470
U.S. Treasury Obligations	0	2,242,602	0	2,242,602
Mortgage-Backed Securities	0	411,211	0	411,211
Asset-Backed Securities	0	230,399	24,040	254,439
Sovereign Issues	0	497,151	0	497,151
Convertible Preferred Securities
Banking & Finance	25,193	0	0	25,193
Utilities	2,963	0	0	2,963
Preferred Securities
Banking & Finance	1,901	16,535	0	18,436
Industrials	0	2,669	0	2,669

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Short-Term Instruments
Certificates of Deposit	$0	$132,797	$0	$132,797
Commercial Paper	0	51,459	0	51,459
Repurchase Agreements	0	7,200	0	7,200
Central Funds Used for Cash Management Purposes	149,037	0	0	149,037
Purchased Options
Interest Rate Contracts	0	7,993	0	7,993
	$179,094	$10,899,878	$281,460	$11,360,432

Short Sales, at value	$0	$(470)	$0	$(470)

Financial Derivative Instruments - Assets
Credit Contracts	0	52,887	300	53,187
Foreign Exchange Contracts	0	39,444	0	39,444
Interest Rate Contracts	12,014	42,377	0	54,391
	$12,014	$134,708	$300	$147,022

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(30,114)	0	(30,114)
Foreign Exchange Contracts	0	(15,008)	0	(15,008)
Interest Rate Contracts	0	(33,179)	(89)	(33,268)
	$0	$(78,301)	$(89)	$(78,390)

Totals	$191,108	$10,955,815	$281,671	$11,428,594

54	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Investments, at value
Bank Loan Obligations	$0	$42,218	$(106)	$2	$(1)	$502	$0	$0	$42,615	$502
Corporate Bonds & Notes
Banking & Finance	11,015	46,111	(25)	(28)	2	1,209	0	(7,046)	51,238	1,161
Industrials	170,722	31,103	(32,843)	(152)	(150)	1,827	0	(11,821)	158,686	2,426
Utilities	955	3,996	(105)	(16)	0	51	0	0	4,881	43
Asset-Backed Securities	20,762	1,483	(533)	78	5	2,245	0	0	24,040	2,243

	$203,454	$124,911	$(33,612)	$(116)	$(144)	$5,834	$0	$(18,867)	$281,460	$6,375

Financial Derivative Instruments - Assets
Credit Contracts	$0	$0	$0	$0	$0	$300	$0	$0	$300	$300

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(82)	$0	$0	$0	$0	$(7)	$0	$0	$(89)	$(7)

Totals	$203,372	$124,911	$(33,612)	$(116)	$(144)	$6,127	$0	$(18,867)	$281,671	$6,668

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$20,512	Benchmark Pricing	Base Price	101.00
	22,103	Third Party Vendor	Broker Quote	100.50-102.50
Corporate Bonds & Notes
Banking & Finance	16,724	Benchmark Pricing	Base Price	93.00-100.38
	34,514	Third Party Vendor	Broker Quote	107.50-110.50
Industrials	158,686	Third Party Vendor	Broker Quote	104.00-116.75
Utilities	188	Benchmark Pricing	Base Price	154.23
	4,693	Third Party Vendor	Broker Quote	98.00-108.39
Asset-Backed Securities	23,932	Benchmark Pricing	Base Price	98.65-102.00
	108	Third Party Vendor	Broker Quote	101.50

Financial Derivative Instruments - Assets
Credit Contracts	300	Indicative Market Quotations	Broker Quote	8.26

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(89)	Indicative Market Quotations	Broker Quote	0.17-0.19

Total	$281,671

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	55

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

(q)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$7,993	$7,993
Variation margin receivable on financial derivative instruments (2)	0	1,622	0	0	646	2,268
Unrealized appreciation on foreign currency contracts	0	0	0	39,444	0	39,444
Unrealized appreciation on OTC swap agreements	0	43,566	0	0	41,822	85,388

	$0	$45,188	$0	$39,444	$50,461	$135,093

Liabilities:
Written options outstanding	$0	$0	$0	$278	$13,591	$13,869
Variation margin payable on financial derivative instruments (2)	0	0	0	0	308	308
Unrealized depreciation on foreign currency contracts	0	0	0	14,730	0	14,730
Unrealized depreciation on OTC swap agreements	0	3,546	0	0	16,592	20,138

	$0	$3,546	$0	$15,008	$30,491	$49,045

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain (loss) on investments (purchased options)	$0	$0	$0	$515	$(3,676)	$(3,161)
Net realized gain (loss) on futures contracts	0	0	(193)	0	25,105	24,912
Net realized gain on written options	0	0	0	0	12,229	12,229
Net realized gain on swaps	0	63,133	0	0	69,874	133,007
Net realized gain on foreign currency transactions	0	0	0	11,570	0	11,570

	$0	$63,133	$(193)	$12,085	$103,532	$178,557

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$471	$2,061	$2,532
Net change in unrealized appreciation on futures contracts	0	0	0	0	3,614	3,614
Net change in unrealized appreciation on written options	0	0	0	295	1,798	2,093
Net change in unrealized appreciation (depreciation) on swaps	0	3,796	0	0	(22,536)	(18,740)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	28,180	0	28,180

	$0	$3,796	$0	$28,946	$(15,063)	$17,679

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $12,014 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(19,477) as reported in the Notes to Schedule of Investments.

56	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(r)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$615	$(920)	$(305)
BPS	(701)	0	(701)
BRC	5,038	(5,355)	(317)
CBK	23,032	(24,690)	(1,658)
DUB	15,325	(14,200)	1,125
FBF	3,026	(4,220)	(1,194)
GLM	664	(1,070)	(406)
GST	2,769	(3,400)	(631)
HUS	14,156	(14,540)	(384)
JPM	(3,289)	3,355	66
MSC	3,072	(8,535)	(5,463)
MYC	1,864	(5,720)	(3,856)
RBC	171	(300)	(129)
RYL	(2,370)	2,253	(117)
SOG	452	(590)	(138)
UAG	1,155	(1,480)	(325)
WST	(1,553)	0	(1,553)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	57

Schedule of Investments PIMCO Low Duration Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.9%
Biomet, Inc.
3.204% due 03/25/2015	$882	$889
3.954% - 4.197% due 07/25/2017	15,262	15,437
Charter Communications, Inc.
3.460% due 09/06/2016	1,504	1,513
Community Health Systems, Inc.
2.454% due 07/25/2014	642	644
2.704% - 4.750% due 10/25/2016	11,306	11,371
CSC Holdings LLC
1.954% due 03/29/2016	19,847	19,935
DaVita, Inc.
4.000% due 11/01/2019	9,975	10,091
Dell, Inc.
5.000% due 11/06/2013	17,200	17,121
Getty Images, Inc.
4.750% due 10/18/2019	2,494	2,535
HCA, Inc.
2.704% due 05/02/2016	23,400	23,491
3.454% due 05/01/2018	1,903	1,921
3.534% due 03/31/2017	9,300	9,393
Health Management Associates, Inc.
2.790% due 11/18/2016	1,747	1,754
HJ Heinz Co.
3.500% due 03/27/2020	171,600	173,295
5.000% due 03/27/2014	77,200	76,831
Intelsat Jackson Holdings Ltd.
4.500% due 04/02/2018	14,963	15,215
Nielsen Finance LLC
2.202% due 02/02/2017	13,300	13,408
Novelis, Inc.
3.750% due 03/10/2017	22,092	22,420
Scientific Games International, Inc.
3.210% due 06/30/2015	7,955	7,985
Springleaf Financial Funding Co.
5.500% due 05/10/2017	43,000	43,356
SunGard Data Systems, Inc.
1.953% due 02/28/2014	28	28
Vodafone Americas Finance, Inc.
6.250% due 07/24/2016	13,509	13,948
Warner Chilcott Co. LLC
3.243% due 08/21/2017	475	480

Total Bank Loan Obligations (Cost $477,949)		483,061

CORPORATE BONDS & NOTES 18.0%

BANKING & FINANCE 14.3%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	19,100	19,177
Ally Financial, Inc.
2.487% due 12/01/2014	9,161	9,178
3.680% due 06/20/2014	3,400	3,496
4.500% due 02/11/2014	31,700	32,453
4.625% due 06/26/2015	3,700	3,873
5.900% due 10/15/2019	18	18
6.000% due 02/15/2019	591	584
6.000% due 03/15/2019	2,865	2,857
6.050% due 08/15/2019	21	21
6.050% due 10/15/2019	951	944
6.100% due 09/15/2019	490	496
6.150% due 03/15/2016	531	531
6.250% due 12/15/2018	933	933
6.300% due 03/15/2016	185	185
6.400% due 12/15/2018	208	207

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 09/15/2016		$210	$210
6.500% due 10/15/2016		40	40
6.500% due 06/15/2018		1,215	1,215
6.500% due 11/15/2018		1,010	1,011
6.500% due 12/15/2018		843	844
6.600% due 05/15/2018		821	821
6.600% due 06/15/2019		38	38
6.650% due 04/15/2016		195	197
6.650% due 06/15/2018		97	97
6.650% due 10/15/2018		809	808
6.700% due 08/15/2016		100	100
6.700% due 06/15/2018		1,592	1,593
6.700% due 11/15/2018		562	562
6.750% due 12/01/2014		24,078	25,944
6.750% due 08/15/2016		2,172	2,175
6.750% due 09/15/2016		10	10
6.750% due 11/15/2016		25	25
6.750% due 03/15/2018		100	100
6.750% due 07/15/2018		500	500
6.750% due 09/15/2018		147	147
6.750% due 10/15/2018		50	50
6.750% due 11/15/2018		175	175
6.750% due 06/15/2019		75	75
6.800% due 09/15/2016		71	71
6.800% due 09/15/2018		824	824
6.800% due 10/15/2018		321	321
6.850% due 04/15/2016		389	389
6.875% due 08/15/2016		35	35
6.875% due 07/15/2018		835	833
6.900% due 07/15/2018		256	256
6.900% due 08/15/2018		156	156
7.000% due 07/15/2016		10	10
7.000% due 02/15/2018		506	506
7.000% due 03/15/2018		288	289
7.000% due 05/15/2018		1,141	1,143
7.000% due 08/15/2018		160	160
7.000% due 09/15/2018		956	956
7.050% due 03/15/2018		345	346
7.050% due 04/15/2018		374	375
7.150% due 09/15/2018		319	319
7.250% due 06/15/2016		178	178
7.250% due 01/15/2018		608	611
7.250% due 04/15/2018		100	100
7.250% due 08/15/2018		1,856	1,858
7.250% due 01/15/2025		3,495	3,495
7.300% due 01/15/2018		6,579	6,559
7.500% due 12/31/2013		3,800	3,971
7.500% due 06/15/2016		117	117
7.500% due 12/15/2017		590	591
8.300% due 02/12/2015		10,300	11,459
American Express Bank FSB
5.500% due 04/16/2013		31,600	31,649
American Express Credit Corp.
5.875% due 05/02/2013		6,100	6,127
7.300% due 08/20/2013		8,700	8,924
American International Group, Inc.
4.250% due 05/15/2013		7,815	7,850
4.900% due 06/02/2014	CAD	500	508
5.050% due 10/01/2015		$36,300	39,802
5.600% due 10/18/2016		1,900	2,161
5.750% due 03/15/2067	GBP	73,700	108,568
6.765% due 11/15/2017		35,382	64,430
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		$61,100	62,184
Banco Bradesco S.A.
2.390% due 05/16/2014		90,600	91,742
Banco do Brasil S.A.
4.500% due 01/22/2015		5,500	5,748

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$4,100	$4,356
Banco Santander Chile
3.750% due 09/22/2015		45,200	47,617
Bank of America Corp.
0.565% due 10/14/2016		8,100	7,915
0.620% due 08/15/2016		13,400	12,988
1.053% due 03/28/2018	EUR	1,250	1,499
1.722% due 01/30/2014		$8,500	8,576
5.420% due 03/15/2017		1,000	1,110
6.000% due 09/01/2017		15,284	17,768
6.500% due 08/01/2016		15,575	17,953
7.375% due 05/15/2014		27,100	29,010
7.800% due 09/15/2016		1,000	1,180
Bank of America N.A.
0.560% due 06/15/2016		2,300	2,240
Bank of Montreal
1.300% due 10/31/2014		18,700	18,966
1.950% due 01/30/2018		53,100	55,290
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		20,200	21,297
Bankia S.A.
3.500% due 12/14/2015	EUR	8,300	10,721
BBVA Bancomer S.A.
4.500% due 03/10/2016		$10,050	10,728
7.250% due 04/22/2020		3,300	3,762
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		13,100	13,442
Bear Stearns Cos. LLC
0.679% due 11/21/2016		6,300	6,249
BNP Paribas S.A.
0.705% due 04/08/2013		7,200	7,200
1.205% due 01/10/2014		37,800	37,976
BPCE S.A.
2.046% due 02/07/2014		6,700	6,775
2.375% due 10/04/2013		10,500	10,609
Caledonia Generating LLC
1.950% due 02/28/2022		22,005	22,182
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015		30,000	31,391
CIT Group, Inc.
4.750% due 02/15/2015		7,800	8,190
5.000% due 05/15/2017		4,200	4,526
5.250% due 04/01/2014		16,900	17,597
Citigroup, Inc.
0.551% due 06/09/2016		3,100	2,992
1.480% due 11/30/2017	EUR	1,900	2,351
1.755% due 01/13/2014		$34,800	35,124
2.293% due 08/13/2013		4,300	4,329
4.587% due 12/15/2015		5,903	6,403
4.750% due 05/19/2015		20	21
4.750% due 02/10/2019	EUR	400	508
5.500% due 04/11/2013		$66,760	66,838
5.850% due 07/02/2013		4,100	4,153
6.000% due 12/13/2013		580	601
6.010% due 01/15/2015		4,365	4,729
6.500% due 08/19/2013		11,700	11,964
CNA Financial Corp.
5.850% due 12/15/2014		38,500	41,468
Columbus International, Inc.
11.500% due 11/20/2014		5,000	5,625
Commonwealth Bank of Australia
0.560% due 09/17/2014		51,400	51,630
Credit Agricole S.A.
1.752% due 01/21/2014		30,900	31,154
Credit Suisse
5.000% due 05/15/2013		4,145	4,169

58	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dexia Credit Local S.A.
2.750% due 01/10/2014		$3,500	$3,550
2.750% due 04/29/2014		47,900	49,048
DNB Boligkreditt A/S
2.100% due 10/14/2016		3,600	3,729
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	907
1.570% due 02/14/2018		1,500,000	13,571
2.000% due 09/15/2015		$11,300	10,855
2.375% due 05/25/2016		21,700	20,659
3.000% due 11/17/2014		6,000	5,972
5.500% due 06/26/2017		30,500	31,670
Export-Import Bank of India
2.434% due 03/30/2016		1,500	1,497
Export-Import Bank of Korea
1.250% due 11/20/2015		94,400	94,694
2.082% due 03/21/2015		5,200	5,197
4.125% due 09/09/2015		2,000	2,151
5.875% due 01/14/2015		3,100	3,368
8.125% due 01/21/2014		107,200	113,486
First Horizon National Corp.
5.375% due 12/15/2015		15,600	16,981
Ford Motor Credit Co. LLC
1.384% due 08/28/2014		38,600	38,602
2.750% due 05/15/2015		20,000	20,426
5.000% due 05/15/2018		7,500	8,283
7.000% due 10/01/2013		12,300	12,689
7.000% due 04/15/2015		12,300	13,603
8.000% due 06/01/2014		800	861
8.000% due 12/15/2016		3,600	4,325
8.700% due 10/01/2014		6,900	7,657
12.000% due 05/15/2015		5,000	6,078
Fragata Leasing LLC
1.732% due 09/18/2024		10,107	10,025
GATX Financial Corp.
5.800% due 03/01/2016		1,200	1,336
General Electric Capital Corp.
0.410% due 06/20/2014		10,000	9,991
0.430% due 12/28/2018		18,500	17,254
1.090% due 12/20/2017		7,900	7,821
Goldman Sachs Group, Inc.
0.570% due 05/23/2016	EUR	2,000	2,508
0.684% due 03/29/2017		$24,000	22,864
1.296% due 02/07/2014		26,000	26,132
HBOS PLC
0.983% due 09/06/2017		32,300	30,079
6.750% due 05/21/2018		4,000	4,468
HCP, Inc.
5.650% due 12/15/2013		725	750
Hospitality Properties Trust
6.300% due 06/15/2016		7,500	8,338
HSBC Bank PLC
0.720% due 05/15/2013		1,900	1,901
2.000% due 01/19/2014		1,200	1,212
HSBC USA Capital Trust
8.380% due 05/15/2027		700	715
HSBC USA, Inc.
2.375% due 02/13/2015		12,600	12,970
Industrial Bank of Korea
2.375% due 07/17/2017		39,200	40,232
3.750% due 09/29/2016		59,200	64,036
ING Bank NV
1.681% due 06/09/2014		19,200	19,428
3.900% due 03/19/2014		22,700	23,472
International Lease Finance Corp.
5.625% due 09/20/2013		7,330	7,477
5.875% due 05/01/2013		2,000	2,011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 09/01/2014		$2,000	$2,140
6.625% due 11/15/2013		14,100	14,558
8.625% due 09/15/2015		9,400	10,728
Intesa Sanpaolo SpA
2.688% due 02/24/2014		30,500	30,683
IPIC GMTN Ltd.
4.875% due 05/14/2016	EUR	1,700	2,405
John Deere Capital Corp.
0.454% due 07/15/2013		$1,200	1,201
JPMorgan Chase & Co.
0.465% due 09/26/2013	EUR	22,100	28,359
0.908% due 02/26/2016		$21,800	21,828
1.034% due 09/30/2013		9,900	9,935
1.330% due 03/20/2015		1,400	1,418
3.700% due 01/20/2015		5,600	5,882
4.650% due 06/01/2014		3,000	3,136
JPMorgan Chase Bank N.A.
0.879% due 05/31/2017	EUR	26,300	33,123
JPMorgan Chase Capital
1.248% due 01/15/2087		$11,100	8,941
Kinder Morgan, Inc.
5.150% due 03/01/2015		775	825
Korea Development Bank
3.250% due 03/09/2016		74,100	78,580
4.000% due 09/09/2016		10,000	10,919
4.375% due 08/10/2015		2,000	2,150
8.000% due 01/23/2014		16,900	17,879
Korea Finance Corp.
3.250% due 09/20/2016		8,000	8,506
Loews Corp.
5.250% due 03/15/2016		7,000	7,799
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		2,184	2,430
Merrill Lynch & Co., Inc.
0.000% due 05/18/2017		180	214
0.486% due 01/31/2014	EUR	10,000	12,803
0.510% due 05/30/2014		10,000	12,779
0.659% due 07/22/2014		9,500	12,159
1.040% due 09/15/2026		$10,600	8,931
6.875% due 11/15/2018		6,300	7,747
Metropolitan Life Global Funding
5.125% due 04/10/2013		15,400	15,415
Morgan Stanley
0.619% due 01/16/2017	EUR	6,300	7,825
0.784% due 10/15/2015		$8,800	8,659
1.281% due 04/29/2013		7,600	7,604
1.902% due 01/24/2014		29,600	29,850
2.792% due 05/14/2013		26,400	26,470
5.375% due 10/15/2015		6,900	7,540
5.750% due 10/18/2016		7,600	8,576
6.000% due 04/28/2015		3,000	3,269
6.250% due 08/28/2017		33,700	39,273
Murray Street Investment Trust
4.647% due 03/09/2017		14,912	16,327
National Australia Bank Ltd.
5.350% due 06/12/2013		17,200	17,370
National Bank of Canada
1.500% due 06/26/2015		7,500	7,617
National City Bank
0.630% due 12/15/2016		8,090	8,039
0.651% due 06/07/2017		7,950	7,867
Nationwide Building Society
4.650% due 02/25/2015		2,600	2,754
New York Life Global Funding
1.850% due 12/13/2013		19,200	19,377
4.650% due 05/09/2013		2,000	2,009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nordea Bank AB
2.250% due 03/20/2015		$14,800	$15,223
Pacific Life Global Funding
5.150% due 04/15/2013		106,100	106,268
Pacific Life Global Funding CPI Linked Bond
4.098% due 06/02/2018		7,450	7,727
Preferred Term Securities Ltd.
0.830% due 03/24/2034		1,472	1,141
Pricoa Global Funding
0.483% due 09/27/2013		9,670	9,675
Prudential Covered Trust
2.997% due 09/30/2015		36,860	38,457
Qatari Diar Finance QSC
3.500% due 07/21/2015		65,300	68,647
QNB Finance Ltd.
3.125% due 11/16/2015		2,000	2,071
3.375% due 02/22/2017		8,000	8,382
Regions Financial Corp.
7.750% due 11/10/2014		20,300	22,389
Royal Bank of Scotland NV
0.981% due 03/09/2015		31,000	29,630
Royal Bank of Scotland PLC
1.005% due 04/11/2016		20,576	19,527
3.600% due 05/26/2017	EUR	4,500	6,079
Santander Issuances S.A.U.
5.911% due 06/20/2016		$3,000	3,162
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		500	537
SLM Corp.
0.533% due 06/17/2013	EUR	8,000	10,280
0.601% due 01/27/2014		$3,000	2,975
5.000% due 10/01/2013		1,545	1,576
5.000% due 04/15/2015		24,235	25,689
5.050% due 11/14/2014		12,200	12,924
5.375% due 05/15/2014		21,300	22,291
6.250% due 01/25/2016		54,000	59,268
SLM Corp. CPI Linked Bond
3.941% due 06/15/2013		2,000	2,006
4.278% due 11/01/2013		2,946	3,007
SLM Student Loan Trust
0.753% due 12/15/2033	EUR	914	1,120
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (f)		$1,168	1,528
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		98,400	98,878
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	20,500	26,278
5.850% due 06/01/2013		$2,515	2,535
6.900% due 12/15/2017		1,125	1,141
Standard Chartered PLC
1.242% due 05/12/2014		9,300	9,388
State Street Capital Trust
1.280% due 06/01/2077		2,100	1,698
Tagua Leasing LLC
1.732% due 09/18/2024		19,733	19,920
Tayarra Ltd.
3.628% due 02/15/2022		20,229	22,353
TECO Finance, Inc.
6.750% due 05/01/2015		6,000	6,613
Tortola Leasing LLC
1.732% due 09/18/2024		18,289	18,230
Toyota Motor Credit Corp.
0.755% due 10/11/2013		14,700	14,736
UBS AG
1.301% due 01/28/2014		14,294	14,369
2.250% due 08/12/2013		12,318	12,385

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	59

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$1,400	$1,508
Wachovia Capital Trust
5.570% due 05/02/2013 (f)		19,100	19,191
Wachovia Corp.
0.550% due 06/15/2017		1,100	1,086
0.674% due 10/15/2016		46,970	46,473
5.500% due 05/01/2013		15,775	15,842
Wells Fargo & Co.
1.500% due 07/01/2015		10,000	10,171
3.120% due 05/15/2013	AUD	13,000	13,526
6.000% due 05/15/2013		5,440	5,680
Westpac Banking Corp.
3.585% due 08/14/2014		$1,800	1,875

			3,534,716

INDUSTRIALS 2.6%
Amgen, Inc.
1.875% due 11/15/2014		5,000	5,101
2.125% due 05/15/2017		500	517
AutoZone, Inc.
5.750% due 01/15/2015		12,900	14,009
Barry Callebaut Services NV
6.000% due 07/13/2017	EUR	1,250	1,815
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		$3,693	3,766
Caterpillar, Inc.
0.459% due 05/21/2013		37,850	37,872
Colorado Interstate Gas Co. LLC
5.950% due 03/15/2015		4,260	4,666
Comcast Corp.
5.850% due 11/15/2015		2,100	2,375
Continental Airlines, Inc.
6.750% due 09/15/2015		3,250	3,421
COX Communications, Inc.
4.625% due 06/01/2013		5,000	5,034
5.450% due 12/15/2014		832	899
CSX Corp.
7.900% due 05/01/2017		17,000	21,120
Daimler Finance North America LLC
1.480% due 09/13/2013		1,400	1,406
1.635% due 07/11/2013		17,400	17,452
6.500% due 11/15/2013		23,900	24,786
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		1,000	865
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		4,000	4,056
DISH DBS Corp.
6.625% due 10/01/2014		1,600	1,706
Energy Transfer Partners LP
6.000% due 07/01/2013		1,090	1,103
Enterprise Products Operating LLC
5.650% due 04/01/2013		1,000	1,000
EOG Resources, Inc.
1.048% due 02/03/2014		88,700	89,296
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		25,300	26,849
Fresenius U.S. Finance, Inc.
8.750% due 07/15/2015	EUR	500	740
General Electric Co.
0.850% due 10/09/2015		$35,200	35,339
General Mills, Inc.
0.640% due 05/16/2014		10,000	10,035
Gerdau Holdings, Inc.
7.000% due 01/20/2020		7,200	8,240

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$2,000	$2,304
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020 (b)		77,200	77,393
HCA, Inc.
5.750% due 03/15/2014		6,020	6,253
Hewlett-Packard Co.
0.568% due 05/24/2013		500	500
0.687% due 05/30/2014		4,600	4,576
Intuit, Inc.
5.750% due 03/15/2017		17,000	19,493
Lennar Corp.
5.500% due 09/01/2014		8,800	9,262
Masco Corp.
5.850% due 03/15/2017		3,000	3,320
Mondelez International, Inc.
2.625% due 05/08/2013		21,900	21,943
5.250% due 10/01/2013		3,575	3,657
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		3,236	3,503
Olin Corp.
6.750% due 06/15/2016		15,000	16,144
PACCAR, Inc.
6.875% due 02/15/2014		19,900	20,996
Pearson Dollar Finance PLC
5.500% due 05/06/2013		4,200	4,217
Pemex Project Funding Master Trust
5.750% due 03/01/2018		500	577
7.500% due 12/18/2013	GBP	500	796
Petrobras International Finance Co.
3.875% due 01/27/2016		$8,700	9,149
Reynolds American, Inc.
7.625% due 06/01/2016		800	954
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		1,000	1,102
7.487% due 03/25/2031	GBP	2,800	5,192
SABIC Capital BV
3.000% due 11/02/2015		$2,300	2,378
SABMiller PLC
5.700% due 01/15/2014		3,000	3,119
Sanofi
0.594% due 03/28/2014		26,425	26,502
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		59,600	62,314
Telesat LLC
12.500% due 11/01/2017		4,200	4,504
Total Capital Canada Ltd.
0.383% due 05/13/2013		3,000	3,001
UAL Pass-Through Trust
10.400% due 05/01/2018		1,081	1,243
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		1,000	620
Vivendi S.A.
2.400% due 04/10/2015		2,100	2,145
Volkswagen International Finance NV
0.894% due 04/01/2014		2,900	2,908
Wynn Las Vegas LLC
7.875% due 11/01/2017		1,400	1,508

			645,041

UTILITIES 1.1%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		1,900	2,052
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		1,000	1,042

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.700% due 08/07/2013	$89,600	$91,631
8.700% due 08/07/2018	800	1,023
Arizona Public Service Co.
5.800% due 06/30/2014	1,265	1,345
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	2,700	3,091
CenturyLink, Inc.
6.000% due 04/01/2017	7,200	7,804
Duke Energy Corp.
3.950% due 09/15/2014	2,100	2,198
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013	44,800	45,835
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	1,900	2,060
10.500% due 03/25/2014	8,000	8,707
Majapahit Holding BV
8.000% due 08/07/2019	5,000	6,187
NGPL PipeCo LLC
7.119% due 12/15/2017	5,000	5,350
Qtel International Finance Ltd.
3.375% due 10/14/2016	21,600	22,810
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	3,000	3,199
5.832% due 09/30/2016	8,177	8,823
Shell International Finance BV
3.100% due 06/28/2015	58,100	61,443

		274,600

Total Corporate Bonds & Notes (Cost $4,339,707)		4,454,357

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.0%
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	4,050	4,968

FLORIDA 0.0%
Broward County, Florida Airport System Revenue Notes, Series 2012
5.000% due 10/01/2016	600	685

LOUISIANA 0.2%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	36,500	36,580

MINNESOTA 0.1%
Tobacco Securitization Authority, Minnesota Revenue Notes, Series 2011
2.643% due 03/01/2014	5,000	5,106
3.093% due 03/01/2015	7,000	7,357

		12,463

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.280% due 06/15/2013	32,500	32,531

NEW YORK 0.0%
Port Authority of New York & New Jersey Revenue Notes, Series 2012
1.650% due 12/01/2019	6,000	5,892

60	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 0.0%
North Texas Higher Education Authority Revenue Bonds, Series 2011
1.408% due 04/01/2040	$5,221	$5,333

Total Municipal Bonds & Notes (Cost $97,853)		98,452

U.S. GOVERNMENT AGENCIES 37.5%
Fannie Mae
0.264% due 12/25/2036	2,698	2,672
0.324% due 06/25/2034	600	589
0.404% due 10/27/2037	107,500	107,620
0.504% due 03/25/2037	9,187	9,229
0.554% due 03/25/2037 - 03/25/2044	14,556	14,627
0.564% due 03/25/2037	757	761
0.584% due 07/25/2037	10,548	10,618
0.604% due 06/25/2032 - 09/25/2035	854	852
0.674% due 07/25/2037 - 12/25/2040	14,090	14,202
0.704% due 05/25/2039 - 09/25/2041	105,673	106,928
0.804% due 05/25/2030	103	103
0.819% due 04/25/2022	6	6
0.854% due 05/25/2030 - 12/25/2037	10,199	10,308
0.875% due 08/28/2017 - 02/08/2018	21,700	21,768
0.904% due 10/25/2037	20,232	20,422
0.930% due 11/01/2021	4,400	4,412
0.934% due 06/25/2040	3,174	3,197
0.944% due 03/25/2040	70,988	71,852
0.954% due 03/25/2038 - 01/25/2040	63,241	64,044
1.000% due 01/25/2043	13,269	13,188
1.054% due 02/25/2040	8,165	8,239
1.104% due 07/25/2039	9,417	9,526
1.250% due 01/30/2017	2,300	2,353
1.375% due 01/01/2021 - 07/01/2044	1,456	1,481
1.425% due 09/01/2041	107	110
1.477% due 03/01/2035	603	621
1.575% due 10/01/2030 - 11/01/2039	1,002	1,044
1.687% due 11/01/2017	11	11
1.795% due 11/01/2018	2	2
1.893% due 07/01/2017	16	17
1.908% due 03/01/2035	5,728	5,989
2.229% due 11/01/2027	28	30
2.250% due 07/01/2017 - 07/01/2018	19	19
2.253% due 08/01/2029	468	494
2.261% due 10/01/2035	3,239	3,468
2.284% due 12/01/2033	218	233
2.301% due 01/01/2035	3,874	4,106
2.305% due 06/01/2022	3	4
2.310% due 08/01/2022	1,300	1,315
2.344% due 03/01/2035	1,283	1,362
2.357% due 11/01/2034	570	603
2.373% due 11/01/2017	12	12
2.379% due 04/01/2024	53	57
2.397% due 06/01/2017	4	4
2.425% due 10/01/2034	2,236	2,376
2.477% due 02/01/2028	148	158
2.500% due 10/01/2026 - 05/01/2028	426,357	442,433

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.561% due 04/01/2034	$635	$673
2.564% due 05/01/2035	1,081	1,151
2.585% due 11/01/2023	17	17
2.599% due 01/01/2024	71	75
2.624% due 07/01/2035	3,511	3,733
2.633% due 07/01/2035	3,297	3,528
2.638% due 05/01/2035	2,976	3,184
2.677% due 09/01/2035	154	164
2.709% due 03/01/2024	125	133
2.714% due 10/01/2024	109	110
2.723% due 08/01/2035	4,660	4,984
2.757% due 09/01/2035	3,861	4,128
2.758% due 06/01/2035	1,078	1,144
2.816% due 08/01/2035	1,297	1,385
2.873% due 09/01/2032	886	944
3.000% due 10/01/2020 - 10/01/2042	329,234	346,362
3.019% due 07/25/2017	154	152
3.087% due 12/01/2017	10	11
3.190% due 06/01/2035	724	772
3.500% due 09/01/2018 - 04/01/2043	708,403	750,322
4.000% due 12/01/2013 - 05/01/2043	2,924,064	3,121,348
4.250% due 05/25/2033	2,635	2,873
4.384% due 02/01/2028	5	6
4.482% due 12/01/2036	135	144
4.500% due 01/01/2018 - 05/01/2043	1,625,290	1,754,149
4.501% due 01/01/2028	28	31
4.618% due 09/01/2034	122	132
5.000% due 02/13/2017 - 04/01/2043	666,533	727,469
5.025% due 04/01/2018	228	245
5.258% due 11/01/2035	82	88
5.375% due 06/12/2017	9,900	11,819
5.500% due 10/01/2017 - 05/01/2043	707,460	773,828
6.000% due 05/01/2016 - 11/01/2039	154,285	169,490
6.121% due 12/25/2042	2,455	2,869
6.296% due 02/25/2037 (a)	39,236	6,059
6.500% due 07/25/2023 - 03/01/2038	12,854	14,737
7.000% due 05/01/2026 - 04/01/2034	105	118
7.518% due 01/25/2043	9,814	9,901
8.000% due 11/25/2023 - 11/01/2031	1,337	1,639
8.500% due 04/01/2025	82	97
8.800% due 01/25/2019	37	42
9.000% due 03/25/2021 - 04/25/2021	125	144
9.250% due 10/25/2018	2	2
9.500% due 03/25/2020 - 11/01/2025	342	405
10.000% due 08/01/2015 - 05/01/2022	1	1
11.000% due 11/01/2020	1	1
11.750% due 02/01/2016	1	1
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	45,472	47,682
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	1,922	1,890
Freddie Mac
0.353% due 07/15/2019 - 08/15/2019	17,459	17,466

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.464% due 08/25/2031	$2,350	$2,301
0.484% due 09/25/2031	4,127	3,827
0.503% due 05/15/2036	8,996	9,016
0.533% due 02/15/2037	523	525
0.543% due 02/15/2037	194	196
0.603% due 06/15/2018	1,079	1,085
0.653% due 11/15/2030 - 10/15/2041	27,748	27,955
0.703% due 09/15/2041	42,645	43,089
0.750% due 01/12/2018	1,500	1,493
0.813% due 07/15/2037	598	604
0.875% due 03/07/2018	21,300	21,294
0.903% due 08/15/2037	1,158	1,168
0.923% due 09/15/2037	13,207	13,328
1.000% due 06/29/2017 - 09/29/2017	32,300	32,687
1.053% due 12/15/2039	151	152
1.058% due 01/15/2038	16,011	16,171
1.200% due 10/15/2020	22	22
1.250% due 08/01/2019 - 03/15/2021	2,314	2,308
1.575% due 07/25/2044	700	718
1.625% due 03/01/2017	8	9
1.750% due 01/01/2017	1	1
2.016% due 02/01/2020	77	78
2.200% due 10/01/2027	17	17
2.250% due 11/01/2022	155	161
2.337% due 06/01/2024	30	33
2.365% due 11/01/2023	8	8
2.375% due 02/01/2023	1	1
2.384% due 12/01/2022	26	28
2.406% due 10/01/2023	50	51
2.451% due 09/01/2023	7	7
2.482% due 07/01/2027	47	50
2.567% due 03/01/2035	3,619	3,849
2.624% due 01/01/2024	30	31
2.670% due 04/01/2035	2,566	2,748
2.723% due 10/01/2035	4,461	4,766
2.754% due 03/01/2035	1,467	1,566
2.757% due 08/01/2035	8,877	9,503
2.824% due 03/01/2035	300	320
2.829% due 07/01/2035	55	59
2.836% due 04/01/2035	3,359	3,542
2.876% due 04/01/2035	396	418
3.000% due 03/15/2041	9,471	9,629
3.024% due 05/15/2040 (a)	57,718	59,265
3.053% due 04/01/2035	1,261	1,349
3.059% due 02/01/2037	87	93
3.137% due 08/15/2032	309	324
3.750% due 03/27/2019	2,100	2,412
4.000% due 01/15/2024 (a)	1,012	100
4.000% due 02/01/2041 - 04/01/2043	20,187	21,461
4.375% due 07/17/2015	2,800	3,059
4.500% due 09/15/2018 - 06/01/2041	40,261	43,157
5.000% due 04/01/2013 - 07/01/2041	19,225	21,030
5.500% due 11/01/2013 - 01/01/2039	20,503	22,708
5.876% due 05/01/2037	193	209
6.000% due 02/01/2016 - 10/01/2035	2,282	2,441
6.267% due 07/15/2036 (a)	6,277	997
6.500% due 02/15/2014 - 07/25/2043	28,651	33,046
6.947% due 08/15/2036 (a)	24,887	3,676

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	61

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 01/01/2030 - 04/01/2032	$33	$38
7.500% due 07/15/2030	255	302
8.000% due 04/15/2021 - 12/01/2024	101	109
8.500% due 06/01/2022 - 11/01/2025	316	369
9.000% due 12/15/2020 - 08/01/2022	123	141
9.500% due 08/01/2016 - 09/01/2021	47	51
10.000% due 11/01/2016 - 05/15/2020	14	15
Ginnie Mae
0.753% due 12/16/2025	66	67
1.625% due 03/20/2017 - 02/20/2032	5,916	6,179
1.750% due 05/20/2022 - 07/20/2034	3,321	3,491
1.941% due 02/20/2041	31,224	31,778
2.000% due 09/20/2024 - 07/20/2030	928	968
2.500% due 11/20/2026	5	6
3.000% due 04/20/2016	2	2
4.000% due 03/20/2019	12	13
5.000% due 06/20/2032	29	31
5.500% due 10/17/2022	50	53
6.500% due 01/15/2028	1	2
7.000% due 06/15/2024 - 06/15/2027	5	6
7.500% due 03/15/2022 - 09/15/2031	57	62
8.000% due 05/15/2016 - 06/20/2031	731	777
8.500% due 12/15/2021 - 05/15/2030	4	4
9.000% due 08/15/2030 - 09/15/2030	158	172
9.500% due 10/15/2016 - 06/15/2025	13	13
10.000% due 10/15/2013 - 11/15/2020	1	1
10.500% due 11/15/2019 - 02/15/2021	1	1
Small Business Administration
4.310% due 04/01/2029	21,129	23,379
5.110% due 04/01/2025	451	506
5.640% due 04/01/2026	10,769	12,379
Vendee Mortgage Trust
6.500% due 05/15/2029	23,732	28,408

Total U.S. Government Agencies (Cost $9,221,194)		9,290,577

U.S. TREASURY OBLIGATIONS 8.3%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (l)	375,395	409,063
0.125% due 07/15/2022	711,409	776,492
0.625% due 07/15/2021 (l)(m)	192,373	220,387
1.125% due 01/15/2021	101,155	119,418
1.250% due 07/15/2020 (m)	118,674	141,946
1.375% due 01/15/2020 (l)(m)	53,772	64,136
2.125% due 01/15/2019	429	524
2.375% due 01/15/2025	2,076	2,793
U.S. Treasury Notes
0.375% due 11/15/2015 (m)	116,300	116,500
0.625% due 11/30/2017 (m)(n)	50,200	50,059

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.750% due 12/31/2017 (j)		$158,600	$158,909

Total U.S. Treasury Obligations (Cost $2,023,710)			2,060,227

MORTGAGE-BACKED SECURITIES 6.5%
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		929	947
Aggregator of Loans Backed by Assets PLC
2.757% due 12/16/2042	GBP	18,318	28,600
American Home Mortgage Assets LLC
0.414% due 10/25/2046		$20,924	13,749
American Home Mortgage Investment Trust
1.947% due 09/25/2045		261	252
2.457% due 02/25/2045		94	92
Arran Residential Mortgages Funding PLC
1.626% due 05/16/2047	EUR	351	458
Banc of America Commercial Mortgage Trust
5.623% due 06/10/2049		$3,400	3,908
Banc of America Funding Corp.
0.443% due 05/20/2035		5,452	4,993
0.484% due 07/25/2037		20,069	16,689
2.631% due 05/25/2035		956	982
2.687% due 02/20/2036		4,054	3,958
Banc of America Large Loan Trust
2.503% due 11/15/2015		16,470	16,605
Banc of America Mortgage Trust
2.934% due 02/25/2035		710	714
3.119% due 05/25/2033		146	145
3.128% due 09/25/2035		14,222	13,303
6.500% due 10/25/2031		1,273	1,349
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.323% due 07/10/2043		9,423	10,019
BCAP LLC Trust
0.354% due 05/26/2037		5,600	5,334
BCRR Trust
5.858% due 07/17/2040		1,450	1,671
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		481	490
2.492% due 08/25/2033		2,743	2,765
2.573% due 04/25/2033		2,640	2,741
2.600% due 03/25/2035		1,573	1,589
2.726% due 02/25/2033		203	206
2.733% due 11/25/2030		46	47
2.793% due 03/25/2035		872	881
2.798% due 10/25/2036		2,974	2,467
2.847% due 01/25/2035		2,341	2,179
2.953% due 08/25/2033		680	676
2.955% due 08/25/2035		46,427	42,614
2.959% due 02/25/2033		480	439
2.968% due 08/25/2035^		7,136	6,054
2.975% due 01/25/2035		13	12
3.068% due 01/25/2034		39	40
5.256% due 03/25/2035		442	437
Bear Stearns Alt-A Trust
2.502% due 09/25/2034		1,267	1,201
2.566% due 04/25/2035		17,012	15,592
2.768% due 05/25/2035		683	636
2.926% due 09/25/2035		5,283	4,470
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,500	1,681
5.471% due 01/12/2045		4,200	4,849
Bear Stearns Structured Products, Inc.
2.618% due 01/26/2036		10,672	8,376
CC Funding Corp.
0.484% due 01/25/2035		1,748	1,488

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035		$144	$144
2.570% due 10/25/2035		35	35
2.823% due 03/25/2034		2,127	2,121
2.948% due 03/25/2036		16,841	14,530
Commercial Mortgage Pass-Through Certificates
0.323% due 02/15/2022		3,924	3,888
5.383% due 02/15/2040		4,500	4,934
5.448% due 01/15/2049		2,116	2,133
5.764% due 09/15/2039		3,900	4,084
Countrywide Alternative Loan Trust
0.384% due 05/25/2047		8,836	6,580
0.484% due 02/25/2037		10,358	6,988
0.604% due 06/25/2036^		1,307	812
Countrywide Home Loan Mortgage Pass-Through Trust
0.494% due 04/25/2035		2,905	2,366
2.541% due 02/20/2036		18,756	14,568
5.000% due 08/25/2019		1,026	1,050
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032		1,026	958
2.662% due 10/25/2033		218	214
4.499% due 11/15/2037		1,019	1,020
4.850% due 06/25/2032		58	57
Credit Suisse Mortgage Capital Certificates
2.652% due 02/26/2036		5,651	5,393
2.815% due 09/26/2047		9,035	8,769
2.817% due 05/26/2036		3,604	3,639
DBRR Trust
0.853% due 02/25/2045		38,152	38,156
DLJ Acceptance Trust
11.000% due 08/01/2019		27	31
EMF-NL
1.052% due 04/17/2041	EUR	3,000	2,087
1.202% due 07/17/2041		7,300	7,018
First Horizon Alternative Mortgage Securities
2.314% due 09/25/2034		$688	682
2.358% due 09/25/2035		1,388	1,193
First Horizon Mortgage Pass-Through Trust
2.557% due 02/25/2035		690	691
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		15	15
Granite Master Issuer PLC
0.299% due 12/20/2054	EUR	8,317	10,497
0.319% due 12/20/2054		29,355	37,052
0.343% due 12/20/2054		$54,261	53,230
0.383% due 12/17/2054		3,648	3,578
0.403% due 12/20/2054		46,576	45,691
0.463% due 12/20/2054		7,611	7,467
0.604% due 12/17/2054	GBP	2,673	3,986
0.604% due 12/20/2054		4,717	7,034
0.814% due 12/20/2054		39,947	59,579
Granite Mortgages PLC
0.887% due 09/20/2044		1,204	1,809
Great Hall Mortgages PLC
0.410% due 06/18/2039		$19,442	17,554
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	528
5.224% due 04/10/2037		54,273	59,341
5.444% due 03/10/2039		7,400	8,467
5.866% due 07/10/2038		300	340
GS Mortgage Securities Corp.
1.103% due 03/06/2020		11,882	11,891
1.260% due 03/06/2020		14,900	14,931
1.456% due 03/06/2020		10,400	10,428
1.731% due 03/06/2020		1,825	1,831
2.202% due 03/06/2020		2,900	2,914
5.396% due 08/10/2038		9,197	9,614

62	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSR Mortgage Loan Trust
3.103% due 07/25/2035		$2,360	$1,952
6.000% due 03/25/2032		126	133
Harborview Mortgage Loan Trust
3.027% due 07/19/2035		7,724	6,692
Holmes Master Issuer PLC
1.545% due 10/15/2054	EUR	15,085	19,514
Indymac Index Mortgage Loan Trust
0.414% due 05/25/2046		$3,846	3,162
JPMorgan Chase Commercial Mortgage Securities Corp.
0.578% due 07/15/2019		493	482
0.653% due 07/15/2019		12,800	12,483
4.878% due 01/15/2042		6,892	7,297
5.420% due 01/15/2049		2,285	2,611
5.640% due 03/18/2051		62,695	70,388
5.807% due 06/15/2049		27,445	31,685
JPMorgan Mortgage Trust
2.910% due 04/25/2037^		1,382	1,120
2.991% due 07/25/2035		1,059	1,079
3.025% due 08/25/2035^		13,976	13,061
LB-UBS Commercial Mortgage Trust
5.713% due 09/15/2045		12,720	13,648
5.866% due 09/15/2045		6,455	7,472
Mall Funding PLC
1.191% due 04/22/2017	GBP	4,409	6,468
MASTR Adjustable Rate Mortgages Trust
2.630% due 11/21/2034		$798	835
MASTR Alternative Loans Trust
4.500% due 11/25/2018		2,660	2,672
MASTR Asset Securitization Trust
5.500% due 09/25/2033		5,842	6,172
Merrill Lynch Floating Trust
0.740% due 07/09/2021		141,101	139,126
Merrill Lynch Mortgage Investors Trust
0.454% due 11/25/2035		1,208	1,156
Merrill Lynch Mortgage Trust
5.850% due 06/12/2050		1,756	1,890
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	10,729
Morgan Stanley Capital Trust
5.809% due 12/12/2049		8,825	10,356
Morgan Stanley Mortgage Loan Trust
0.464% due 04/25/2035		17,170	15,645
0.474% due 11/25/2035		3,965	3,822
0.524% due 01/25/2035		2,215	2,109
2.663% due 08/25/2034		1,290	1,274
5.500% due 11/25/2035		6,000	6,063
Morgan Stanley Re-REMIC Trust
5.787% due 08/12/2045		6,200	7,161
5.787% due 08/12/2045 (i)		5,700	6,504
5.787% due 08/15/2045		9,500	10,973
MortgageIT Trust
0.524% due 02/25/2035		2,264	2,181
Newgate Funding PLC
0.803% due 12/15/2050	EUR	2,500	2,918
Opera Finance PLC
0.424% due 10/20/2014		8,913	11,255
0.741% due 04/25/2017	GBP	8,735	13,259
Opteum Mortgage Acceptance Corp.
0.484% due 12/25/2035		$12,384	10,635
0.614% due 11/25/2035		45,890	43,223
Paine Webber CMO Trust
8.950% due 07/01/2018		3	4
Permanent Master Issuer PLC
1.895% due 07/15/2042	EUR	3,600	4,716

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Prime Mortgage Trust
0.604% due 02/25/2019		$82	80
0.604% due 02/25/2034		2,080	2,037
Radamantis European Loan Conduit PLC
0.681% due 10/25/2015	GBP	4,403	6,635
Resecuritization Mortgage Trust
0.454% due 04/26/2021		$22	21
Residential Funding Mortgage Securities, Inc. Trust
5.250% due 01/25/2036		261	244
Royal Bank of Scotland Capital Funding Trust
5.331% due 02/16/2044		5,000	5,524
6.068% due 02/17/2051		10,000	10,629
Silverstone Master Issuer PLC
1.852% due 01/21/2055		10,000	10,265
SOMF Ltd.
0.671% due 04/22/2017 (q)	GBP	29,916	43,627
Structured Adjustable Rate Mortgage Loan Trust
2.586% due 02/25/2034		$168	170
Structured Asset Mortgage Investments, Inc.
0.334% due 03/25/2037		195	135
0.484% due 02/25/2036		4,450	3,113
0.863% due 09/19/2032		3,381	3,357
0.863% due 10/19/2034		423	422
9.213% due 06/25/2029		252	266
Structured Asset Securities Corp.
2.531% due 01/25/2032		100	90
2.609% due 06/25/2033		394	392
Suntrust Adjustable Rate Mortgage Loan Trust
3.038% due 01/25/2037		5,754	5,325
Thornburg Mortgage Securities Trust
2.776% due 12/25/2045		14,186	13,398
2.778% due 10/25/2045		19,653	18,586
UBS Commercial Mortgage Trust
0.778% due 07/15/2024		34,517	34,202
Wachovia Bank Commercial Mortgage Trust
0.283% due 06/15/2020		32,144	31,715
0.343% due 06/15/2020		73,200	70,844
4.380% due 10/15/2041		451	451
5.421% due 04/15/2047		10,988	11,056
5.509% due 04/15/2047		6,200	7,054
5.572% due 10/15/2048		16,500	18,661
5.727% due 06/15/2049		675	695
WaMu Mortgage Pass-Through Certificates
0.464% due 11/25/2045		2,516	2,307
0.474% due 12/25/2045		7,882	7,389
0.494% due 10/25/2045		198	185
0.514% due 01/25/2045		227	220
0.620% due 11/25/2034		9,139	8,650
0.907% due 01/25/2047		6,491	5,844
1.177% due 08/25/2046		161	132
1.377% due 11/25/2042		1,168	1,122
1.577% due 06/25/2042		1,905	1,842
1.577% due 08/25/2042		1,652	1,589
2.212% due 02/27/2034		99	100
2.212% due 01/25/2047		4,383	4,030
2.481% due 01/25/2036		661	621
2.527% due 12/25/2035		68	68
2.569% due 03/25/2034		2,063	2,103
2.571% due 09/25/2046		140	124
Washington Mutual MSC Mortgage Pass-Through Certificates
2.232% due 02/25/2033		21	21
2.446% due 02/25/2033		118	116
Wells Fargo Mortgage-Backed Securities Trust
2.611% due 02/25/2035		1,066	1,061
2.614% due 07/25/2036^		14,213	12,939
2.617% due 01/25/2035		4,336	4,349

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.641% due 03/25/2036		$18,583	$18,643
2.662% due 03/25/2035		834	838
2.712% due 04/25/2036		465	439
2.721% due 04/25/2036		2,896	2,742
4.683% due 12/25/2033		1,197	1,239
5.500% due 12/25/2035		358	360

Total Mortgage-Backed Securities (Cost $1,577,164)			1,619,608

ASSET-BACKED SECURITIES 5.9%
Academic Loan Funding Trust
1.004% due 12/27/2022		2,940	2,974
Access Group, Inc.
1.601% due 10/27/2025		6,554	6,660
Accredited Mortgage Loan Trust
0.334% due 02/25/2037		8,948	8,073
0.440% due 09/25/2035		515	506
0.554% due 04/25/2035		9,336	9,094
ALM Loan Funding
1.089% due 11/20/2020		5,096	5,084
American Money Management Corp. CLO Ltd.
0.513% due 05/03/2018		6,675	6,662
Ameriquest Mortgage Securities, Inc.
0.507% due 11/25/2034		5,981	5,942
0.664% due 07/25/2035		6,900	6,397
0.674% due 01/25/2035		466	459
0.704% due 09/25/2035		7,300	6,158
1.554% due 02/25/2033		2,701	2,668
Amortizing Residential Collateral Trust
0.744% due 06/25/2032		64	53
0.784% due 07/25/2032		744	671
Asset-Backed Securities Corp. Home Equity Loan Trust
0.434% due 05/25/2037		30,073	13,705
0.723% due 06/15/2031		4	4
AUTO ABS SRL
0.349% due 10/25/2020	EUR	835	1,070
Avenue CLO Fund Ltd.
0.562% due 10/30/2017		$38,688	38,307
Bear Stearns Asset-Backed Securities Trust
0.264% due 01/25/2037		424	416
0.284% due 10/25/2036		447	433
0.704% due 06/25/2035		6,643	6,492
0.884% due 09/25/2035		1,062	1,044
1.204% due 10/25/2037		19,649	16,652
1.204% due 11/25/2042		804	789
1.404% due 03/25/2043		4,466	3,940
BNC Mortgage Loan Trust
0.324% due 11/25/2036		1,154	1,133
Cadogan Square CLO BV
0.571% due 01/17/2023	EUR	42,634	53,193
Callidus Debt Partners CLO Fund Ltd.
0.563% due 04/17/2020		$15,793	15,721
Carrington Mortgage Loan Trust
0.304% due 06/25/2037		453	435
Centex Home Equity
0.824% due 09/25/2034		3,925	3,372
Centurion CDO Ltd.
0.672% due 01/30/2016		73	73
Chase Issuance Trust
1.780% due 09/15/2015		7,000	7,050
Citibank Omni Master Trust
2.953% due 08/15/2018		44,500	46,078
Concord Real Estate CDO Ltd.
0.484% due 12/25/2046		13,657	13,022
Countrywide Asset-Backed Certificates
0.334% due 06/25/2047		5,016	4,933

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	63

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.384% due 09/25/2036		$448	$446
0.464% due 05/25/2036		2,172	2,162
0.544% due 04/25/2036		7,900	6,201
0.924% due 07/25/2034		5,300	4,650
0.954% due 03/25/2034		3,000	2,827
Credit Suisse First Boston Mortgage Securities Corp.
0.904% due 07/25/2032		12	9
Denali Capital CLO Ltd.
0.562% due 04/21/2020		56,125	55,570
Dryden Leveraged Loan CDO
0.539% due 05/22/2017		23,321	23,072
Duane Street CLO Ltd.
0.555% due 01/11/2021		9,856	9,744
Educational Services of America, Inc.
1.354% due 09/25/2040		40,348	41,659
Equifirst Mortgage Loan Trust
0.684% due 01/25/2034		635	626
First Franklin Mortgage Loan Trust
0.484% due 10/25/2035		530	529
0.684% due 05/25/2035		2,800	2,493
1.029% due 05/25/2034		5,165	4,560
Ford Credit Auto Owner Trust
2.980% due 08/15/2014		1,503	1,512
Four Corners CLO
0.571% due 01/26/2020		32,319	32,019
Franklin CLO Ltd.
0.540% due 06/15/2018		77,972	76,468
Fremont Home Loan Trust
0.264% due 01/25/2037		318	159
Galaxy CLO Ltd.
0.562% due 10/20/2017		5,511	5,501
Gallatin CLO Ltd.
0.540% due 08/15/2017		4,318	4,289
Glacier Funding CDO Ltd.
0.622% due 11/12/2042		59,679	55,018
Global Senior Loan Index Fund
0.920% due 12/11/2023	EUR	7,342	8,982
Goldentree Loan Opportunities Ltd.
0.998% due 10/18/2021		$16,000	15,876
Grosvenor Place CLO BV
0.454% due 07/20/2021	EUR	2,322	2,917
GSAMP Trust
0.274% due 12/25/2036		$2,566	1,274
0.754% due 03/25/2034		2,199	2,191
1.074% due 11/25/2034		4,600	4,059
Gulf Stream Compass CLO Ltd.
0.562% due 01/24/2020		10,604	10,562
Gulf Stream Sextant CLO Ltd.
0.519% due 08/21/2020		6,582	6,544
Halcyon Structured Asset Management CLO Ltd.
0.479% due 05/21/2018		32,042	31,964
Halcyon Structured Asset Management Long/Short Ltd.
0.495% due 10/12/2018		35,409	35,283
Harbourmaster CLO Ltd.
0.463% due 06/15/2020	EUR	6,041	7,636
Hewett’s Island CDO Ltd.
0.562% due 08/09/2017		$3,419	3,410
HSBC Home Equity Loan Trust
0.353% due 03/20/2036		1,053	1,044
0.473% due 01/20/2035		1,724	1,680
0.683% due 03/20/2036		11,000	9,763
HSI Asset Securitization Corp. Trust
0.254% due 10/25/2036		69	34
Hyde Park CDO BV
0.568% due 06/14/2022	EUR	8,071	10,124
Hyundai Capital Auto Funding Ltd.
1.203% due 09/20/2016		$13,170	13,197

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ING Investment Management Co.
0.554% due 12/13/2020		$28,126	$27,594
Inwood Park CDO Ltd.
0.527% due 01/20/2021		36,349	36,084
Landmark CDO Ltd.
0.579% due 07/15/2018		54,939	54,335
0.587% due 06/01/2017		2,927	2,909
Leopard CLO BV
0.656% due 04/21/2020	EUR	8,945	11,345
Long Beach Mortgage Loan Trust
0.764% due 10/25/2034		$597	535
1.029% due 06/25/2035		3,099	3,035
Madison Park Funding Ltd.
0.562% due 05/10/2019		32,457	32,293
Massachusetts Educational Financing Authority
1.251% due 04/25/2038		11,573	11,697
Mercator CLO PLC
0.461% due 02/18/2024	EUR	16,295	20,222
Merrill Lynch Mortgage Investors Trust
0.404% due 08/25/2036		$15,324	14,855
0.494% due 08/25/2036		8,200	7,225
Mid-State Trust
4.864% due 07/15/2038		373	400
Morgan Stanley ABS Capital
0.909% due 12/25/2034		6,407	6,329
Morgan Stanley Investment Management Croton Ltd.
0.564% due 01/15/2018		11,931	11,842
Morgan Stanley IXIS Real Estate Capital Trust
0.254% due 11/25/2036		23	10
Nautique Funding Ltd.
0.554% due 04/15/2020		14,434	14,042
Navigare Funding CLO Ltd.
0.549% due 05/20/2019		4,290	4,263
Neptune Finance CCS Ltd.
0.917% due 04/20/2020		9,700	9,647
New Century Home Equity Loan Trust
0.534% due 02/25/2036		16,000	13,810
0.684% due 03/25/2035		12,000	9,922
NOB Hill CLO Ltd.
0.540% due 08/15/2018		5,504	5,464
Panhandle-Plains Higher Education Authority, Inc.
1.414% due 10/01/2035		204	207
RAAC Series
0.554% due 03/25/2034		1,036	1,029
0.684% due 03/25/2037		10,400	9,388
Renaissance Home Equity Loan Trust
0.824% due 03/25/2034		3,161	2,994
0.904% due 08/25/2032		40	35
Residential Asset Securities Corp. Trust
0.644% due 01/25/2036		5,500	4,972
0.654% due 09/25/2035		6,285	6,017
0.664% due 06/25/2031		2	2
0.999% due 01/25/2035		1,842	1,740
Saxon Asset Securities Trust
0.524% due 09/25/2047		7,400	5,731
0.999% due 03/25/2035		6,909	6,073
Securitized Asset-Backed Receivables LLC
0.264% due 12/25/2036^		4,202	1,293
0.334% due 05/25/2037^		1,023	566
SLC Student Loan Trust
0.370% due 11/15/2021		17,552	17,484
SLM Student Loan Trust
0.431% due 01/25/2019		8,641	8,641
0.451% due 01/25/2021		3,090	3,088
0.463% due 12/15/2023	EUR	1,773	2,223
0.471% due 04/27/2020		$10,287	10,291

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.473% due 09/15/2021	EUR	5,559	$7,101
0.801% due 10/25/2017		$7,033	7,064
0.953% due 10/16/2023		33,709	33,882
1.253% due 06/15/2023		48,847	49,314
1.303% due 12/15/2021		16,673	16,812
1.480% due 12/15/2033		731	723
1.801% due 04/25/2023		8,433	8,783
1.853% due 12/15/2017		13,288	13,334
Soundview Home Loan Trust
0.264% due 11/25/2036		1,792	685
South Carolina Student Loan Corp.
0.837% due 03/01/2018		253	254
1.037% due 03/02/2020		900	906
1.287% due 09/03/2024		3,500	3,566
Specialty Underwriting & Residential Finance
0.264% due 01/25/2038		669	650
Stanfield Bristol CLO Ltd.
0.550% due 10/15/2019		32,372	32,252
Stone Tower CLO Ltd.
0.547% due 05/26/2017		7,426	6,931
Structured Asset Investment Loan Trust
0.664% due 06/25/2035		3,200	2,945
0.909% due 03/25/2034		7,232	6,676
0.924% due 02/25/2035		6,500	5,241
1.179% due 10/25/2033		21,928	21,099
Structured Asset Securities Corp.
0.644% due 02/25/2035		1,412	1,268
0.654% due 11/25/2035		5,000	4,016
0.784% due 01/25/2033		434	417
0.804% due 02/25/2035		1,782	1,755
4.930% due 01/25/2035		323	325
Summit Lake CLO Ltd.
0.518% due 02/24/2018		7,981	7,976
Venture CDO Ltd.
0.532% due 01/20/2022		30,500	29,548
Wells Fargo Home Equity Trust
0.294% due 04/25/2037		616	606
0.744% due 08/25/2035		2,900	2,667
Wood Street CLO BV
0.602% due 11/22/2021	EUR	19,579	24,630

Total Asset-Backed Securities (Cost $1,446,945)			1,456,375

SOVEREIGN ISSUES 11.1%
Autonomous Community of Catalonia
1.500% due 09/16/2014	JPY	300,000	2,981
2.125% due 10/01/2014	CHF	1,000	1,018
2.750% due 03/24/2016		9,200	9,007
3.875% due 04/07/2015	EUR	7,800	9,756
Autonomous Community of Madrid Spain
4.200% due 09/24/2014		9,600	12,552
4.305% due 03/06/2014		9,500	12,488
Autonomous Community of Valencia Spain
4.750% due 03/20/2014		6,300	8,171
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		$6,000	6,960
Hydro-Quebec
1.375% due 06/19/2017		10,000	10,144
2.000% due 06/30/2016		157,600	164,017
Indonesia Government International Bond
7.500% due 01/15/2016		1,400	1,610
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	12,200	15,763
3.500% due 11/01/2017		8,600	11,042
3.750% due 08/01/2015		38,800	51,209

64	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 04/15/2016	EUR	19,800	$26,204
4.000% due 02/01/2017		60,600	80,144
4.250% due 07/01/2014		29,000	38,316
4.250% due 08/01/2014		82,400	109,234
4.500% due 07/15/2015		116,300	155,803
4.750% due 09/15/2016		62,400	84,819
4.750% due 05/01/2017		78,500	105,871
4.750% due 06/01/2017		79,400	107,099
5.250% due 08/01/2017		20,500	28,230
Italy Certificati Di Credito Del Tesoro
0.000% due 05/30/2014		160,000	201,671
Kommunalbanken A/S
1.375% due 06/08/2017		$80,000	81,556
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,500	2,699
Mexico Government International Bond
2.500% due 12/10/2020 (e)	MXN	333,552	29,707
5.000% due 06/16/2016 (e)		263,877	24,075
6.250% due 06/16/2016		435,600	37,217
9.000% due 06/20/2013		4,619,570	378,378
Province of British Columbia
1.200% due 04/25/2017		$22,000	22,399
Province of Ontario
1.100% due 10/25/2017		76,700	76,911
1.375% due 01/27/2014		33,100	33,400
1.600% due 09/21/2016		2,900	2,987
2.450% due 06/29/2022		20,000	20,107
3.000% due 07/16/2018		15,000	16,309
3.150% due 06/02/2022	CAD	148,400	151,938
3.200% due 09/08/2016		9,700	10,094
4.000% due 10/07/2019		$94,500	108,046
4.000% due 06/02/2021	CAD	119,150	130,405
4.200% due 03/08/2018		1,000	1,093
4.200% due 06/02/2020		2,300	2,546
4.300% due 03/08/2017		129,000	139,780
4.400% due 06/02/2019		2,600	2,896
4.400% due 04/14/2020		$25,000	29,260
Province of Quebec
2.750% due 08/25/2021		10,400	10,824
3.500% due 07/29/2020		21,700	24,086
4.250% due 12/01/2021	CAD	29,200	32,336
4.500% due 12/01/2017		6,400	7,048
4.500% due 12/01/2018		2,500	2,782
Republic of Korea
4.875% due 09/22/2014		$2,400	2,546
5.750% due 04/16/2014		4,000	4,206
Spain Government International Bond
3.000% due 04/30/2015	EUR	5,500	7,132
3.750% due 10/31/2015		70,100	91,790

Total Sovereign Issues (Cost $2,685,954)			2,738,662

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (c)		428,000	0

Total Convertible Preferred Securities (Cost $0)			0

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.6%

BANKING & FINANCE 0.6%
Citigroup Capital
7.875% due 10/30/2040	250,000	$7,148
DG Funding Trust
0.636% due 04/29/2013 (f)	10,254	74,500
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)	38,600	49,094
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (f)	8,050	10,351

Total Preferred Securities (Cost $165,465)		141,093

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.8%

CERTIFICATES OF DEPOSIT 2.6%
Abbey National Treasury Services PLC
1.572% due 04/25/2013	$100	100
1.661% due 06/10/2013	25,200	25,262
Banco do Brasil S.A.
1.997% due 06/28/2013	79,200	79,128
Bank of Nova Scotia
0.510% due 03/27/2014	60,600	60,704
Dexia Credit Local S.A.
1.400% due 09/20/2013	36,600	36,706
1.500% due 09/27/2013	32,100	32,213
1.700% due 09/06/2013	287,900	289,052
Itau Unibanco Holding S.A.
0.000% due 10/31/2013	70,400	69,820
0.000% due 11/01/2013	50,000	49,508
0.000% due 11/08/2013	700	693

		643,186

COMMERCIAL PAPER 3.6%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013	195,300	193,615
ConAgra Foods, Inc.
0.470% due 04/10/2013	10,400	10,399
Entergy Corp.
0.730% due 04/22/2013	4,400	4,398
0.820% due 06/10/2013	10,300	10,289
0.850% due 05/15/2013	15,700	15,684
0.850% due 05/20/2013	9,100	9,089
0.850% due 05/28/2013	11,300	11,290
0.850% due 06/17/2013	6,900	6,892
0.850% due 06/20/2013	13,000	12,984
0.850% due 06/24/2013	18,500	18,476
Erste Abwicklungsanstalt
0.305% due 06/12/2013	10,000	9,995
Ford Motor Credit Co. LLC
1.021% due 11/01/2013	25,200	25,043
1.021% due 11/08/2013	39,100	38,847
Glencore Funding LLC
0.600% due 05/24/2013	12,700	12,689
0.620% due 05/28/2013	12,900	12,893

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kansas City Power & Light Co.
0.850% due 04/18/2013		$18,400	$18,393
0.850% due 04/19/2013		8,000	7,997
0.850% due 04/25/2013		8,000	7,995
Kells Funding LLC
0.325% due 08/01/2013		10,000	9,992
Nisource Finance Corp.
0.900% due 04/12/2013		33,700	33,691
0.950% due 04/12/2013		21,500	21,494
0.970% due 04/12/2013		31,100	31,091
1.014% due 04/04/2013		8,100	8,099
1.050% due 04/17/2013		19,600	19,591
Santander S.A.
2.200% due 04/02/2013		186,100	186,089
Standard Chartered Bank
0.950% due 09/26/2013		55,100	55,019
Vodafone Group PLC
0.700% due 02/10/2014		48,800	48,514
Xstrata Finance Dubai Ltd.
0.470% due 04/01/2013		50,200	50,200

			890,748

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 04/01/2013		4,000	4,000

(Dated 03/28/2013. Collateralized by Freddie Mac 1.960% due 11/07/2022 valued at $4,081. Repurchase proceeds are $4,000.)

MEXICO TREASURY BILLS 2.7%
4.306% due 04/04/2013 - 06/13/2013 (d)	MXN	8,383,956	675,485

U.S. TREASURY BILLS 0.0%
0.136% due 01/09/2014 - 03/06/2014 (d)(n)		$6,323	6,316

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (g) 9.9%
PIMCO Short-Term Floating NAV Portfolio		2,350	24
PIMCO Short-Term Floating NAV Portfolio III		244,303,236	2,441,322

			2,441,346

Total Short-Term Instruments (Cost $4,637,377)			4,661,081

Total Investments 109.0% (Cost $26,673,318)			$27,003,493

Written Options (p) (0.0%) (Premiums $19,551)			(4,311)

Other Assets and Liabilities (Net) (9.0%)			(2,234,980)

Net Assets 100.0%			$24,764,202

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	65

Schedule of Investments PIMCO Low Duration Fund (Cont.)

(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity, date shown represents next contractual call date.
(g)	Affiliated to the Fund.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $95,652 at a weighted average interest rate of 0.013%.
(i)	Securities with an aggregate market value of $6,504 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	(1.000%)	11/15/2012	11/15/2014	$5,514	$(5,493)
	(1.000%)	11/26/2012	11/23/2014	771	(768)

					$(6,261)

(j)	Securities with an aggregate market value of $68,634 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.
(k)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Sale-Buyback Financing Transactions (1)
GLM	0.160%	04/01/2013	04/02/2013	$68,822	$(68,823)

(1)	Payable for sale-buyback financing transactions includes $1 of deferred price drop on sale-buyback financing transactions.

(l)	Securities with an aggregate market value of $14,893 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	292	$162
3-Month Euribor June Futures	Long	06/2015	86	(23)
3-Month Euribor March Futures	Long	03/2015	114	(10)
90-Day Eurodollar December Futures	Long	12/2015	28,531	(4,177)
90-Day Eurodollar June Futures	Long	06/2015	7,582	2,020
90-Day Eurodollar March Futures	Long	03/2016	3,624	602

				$(1,426)

(m)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $37,250 and cash of $40 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Credit Default Swaps on Credit Indices - Buy Protection (2)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)		Market Value (6)	Unrealized Appreciation
iTraxx Europe 18 Index	(1.000%	)	12/20/2017	EUR	20,000	$176	$8

Credit Default Swaps on Credit Indices - Sell Protection (3)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)		Market Value (6)	Unrealized (Depreciation)
CDX.BP.IG-19 5-Year Index	1.000%	12/20/2017	$	6,000	$52	$(7)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	3,776,500	$27,962	$1,395
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		241,100	13,866	(1,264)

						$41,828	$131

66	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(n)	Securities with an aggregate market value of $22,841 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(o)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Buy Protection (2)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums (Received)	Unrealized (Depreciation)
Hospitality Properties Trust	BOA	(5.000%	)	06/20/2016	1.065%	$	7,500	$(951)	$(902)	$(49)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	BOA	1.000%		06/20/2017	0.318%	$	5,800	$169	$72	$97
Bank of America Corp.	BRC	1.000%		03/20/2017	1.056%		8,000	(18)	(9)	(9)
Berkshire Hathaway Finance Corp.	BOA	1.000%		03/20/2016	0.486%		15,600	246	(203)	449
Berkshire Hathaway Finance Corp.	BOA	1.000%		03/20/2018	0.757%		15,000	176	(111)	287
Berkshire Hathaway Finance Corp.	BRC	1.000%		03/20/2018	0.757%		8,800	103	(48)	151
Berkshire Hathaway Finance Corp.	DUB	1.000%		09/20/2013	0.165%		20,000	90	0	90
Berkshire Hathaway Finance Corp.	DUB	1.000%		06/20/2017	0.640%		11,700	183	(254)	437
Berkshire Hathaway Finance Corp.	FBF	1.000%		09/20/2017	0.684%		15,100	215	(152)	367
Berkshire Hathaway Finance Corp.	JPM	1.000%		09/20/2017	0.684%		9,000	129	(99)	228
Berkshire Hathaway Finance Corp.	UAG	1.000%		09/20/2017	0.684%		15,100	216	(166)	382
Brazil Government International Bond	BOA	1.000%		09/20/2015	0.916%		1,800	5	(16)	21
Brazil Government International Bond	BRC	1.000%		09/20/2015	0.916%		19,800	46	(158)	204
Brazil Government International Bond	BRC	1.000%		06/20/2016	1.024%		63,900	(20)	(102)	82
Brazil Government International Bond	BRC	1.000%		09/20/2016	1.073%		13,000	(28)	(122)	94
Brazil Government International Bond	CBK	1.000%		09/20/2015	0.916%		2,600	6	(41)	47
Brazil Government International Bond	CBK	1.000%		03/20/2016	0.994%		4,700	2	(21)	23
Brazil Government International Bond	CBK	1.000%		06/20/2016	1.024%		33,500	(11)	(57)	46
Brazil Government International Bond	DUB	1.000%		06/20/2016	1.024%		20,000	(6)	(48)	42
Brazil Government International Bond	DUB	1.000%		06/20/2017	1.185%		5,400	(40)	(86)	46
Brazil Government International Bond	FBF	1.000%		09/20/2015	0.916%		25,000	58	(205)	263
Brazil Government International Bond	GST	1.000%		06/20/2017	1.185%		2,100	(16)	(30)	14
Brazil Government International Bond	HUS	1.000%		09/20/2015	0.916%		41,600	97	(339)	436
Brazil Government International Bond	HUS	1.000%		03/20/2016	0.994%		19,500	11	(93)	104
Brazil Government International Bond	HUS	1.000%		06/20/2016	1.024%		65,100	(19)	(94)	75
Brazil Government International Bond	HUS	1.000%		06/20/2017	1.185%		2,600	(19)	(65)	46
Brazil Government International Bond	JPM	1.000%		09/20/2015	0.916%		6,000	14	(57)	71
Brazil Government International Bond	JPM	1.000%		06/20/2017	1.185%		8,500	(64)	(132)	68
Brazil Government International Bond	UAG	1.000%		09/20/2015	0.916%		1,900	4	(18)	22
Caterpillar, Inc.	BRC	1.000%		09/20/2013	0.101%		10,000	48	93	(45)
Caterpillar, Inc.	GST	1.000%		06/20/2014	0.138%		43,600	491	506	(15)
China Government International Bond	CBK	1.000%		06/20/2016	0.407%		17,400	345	174	171
China Government International Bond	JPM	1.000%		06/20/2016	0.407%		35,500	705	364	341
China Government International Bond	UAG	1.000%		06/20/2016	0.407%		18,100	359	194	165
Export-Import Bank of China	DUB	1.000%		12/20/2016	0.554%		27,100	462	(2,192)	2,654
Export-Import Bank of Korea	DUB	1.000%		12/20/2016	0.532%		12,000	211	(767)	978
General Electric Capital Corp.	BOA	1.000%		06/20/2016	0.645%		300	4	(4)	8
General Electric Capital Corp.	CBK	4.000%		12/20/2013	0.163%		16,600	494	0	494
General Electric Capital Corp.	CBK	4.325%		12/20/2013	0.163%		10,200	329	0	329
General Electric Capital Corp.	JPM	1.000%		03/20/2014	0.211%		11,100	91	(322)	413
Goldman Sachs Group, Inc.	FBF	1.000%		09/20/2013	0.256%		500	2	(2)	4
Indonesia Government International Bond	DUB	1.000%		09/20/2015	0.832%		3,200	16	(75)	91
Italy Government International Bond	DUB	1.000%		03/20/2018	2.954%		5,900	(513)	(532)	19
Italy Government International Bond	GST	1.000%		03/20/2018	2.954%		6,600	(574)	(588)	14
Italy Government International Bond	HUS	1.000%		03/20/2018	2.954%		7,800	(679)	(685)	6
Japan Government International Bond	BOA	1.000%		09/20/2015	0.399%		100,000	1,527	1,653	(126)
Japan Government International Bond	BOA	1.000%		12/20/2015	0.430%		14,000	223	239	(16)
Japan Government International Bond	BOA	1.000%		03/20/2016	0.456%		16,800	278	233	45
Japan Government International Bond	BPS	1.000%		09/20/2015	0.399%		25,000	382	414	(32)
Japan Government International Bond	BPS	1.000%		12/20/2015	0.430%		50,000	794	316	478
Japan Government International Bond	BRC	1.000%		03/20/2015	0.338%		16,700	226	88	138
Japan Government International Bond	BRC	1.000%		06/20/2015	0.361%		16,600	243	258	(15)
Japan Government International Bond	BRC	1.000%		12/20/2015	0.430%		20,400	324	358	(34)
Japan Government International Bond	GST	1.000%		06/20/2015	0.361%		8,000	117	120	(3)
Japan Government International Bond	JPM	1.000%		03/20/2016	0.456%		15,600	257	129	128
Japan Government International Bond	MYC	1.000%		06/20/2016	0.477%		8,500	146	87	59
Japan Government International Bond	MYC	1.000%		06/20/2017	0.599%		16,600	276	(8)	284
Japan Government International Bond	RYL	1.000%		03/20/2016	0.456%		2,100	35	21	14
Japan Government International Bond	UAG	1.000%		12/20/2015	0.430%		14,700	234	236	(2)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	67

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MetLife, Inc.	BOA	1.000%	12/20/2017	1.109%	$	17,300	$(91)	$(698)	$607
MetLife, Inc.	BRC	1.000%	09/20/2013	0.124%		10,000	46	(417)	463
MetLife, Inc.	CBK	1.000%	03/20/2016	0.683%		12,700	122	(260)	382
MetLife, Inc.	DUB	1.000%	12/20/2017	1.109%		7,200	(38)	(290)	252
MetLife, Inc.	GST	1.000%	09/20/2015	0.559%		10,000	111	(507)	618
Mexico Government International Bond	BOA	1.000%	03/20/2018	0.932%		23,500	83	(34)	117
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.519%		14,900	182	(116)	298
Mexico Government International Bond	BRC	1.000%	06/20/2017	0.782%		7,700	73	(111)	184
Mexico Government International Bond	BRC	1.000%	03/20/2018	0.932%		15,000	52	(26)	78
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.591%		42,300	526	(240)	766
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.782%		500	5	(7)	12
Mexico Government International Bond	DUB	1.000%	03/20/2018	0.932%		26,900	95	(52)	147
Mexico Government International Bond	FBF	1.000%	09/20/2015	0.519%		25,000	306	(205)	511
Mexico Government International Bond	HUS	1.000%	09/20/2015	0.519%		33,600	411	(260)	671
Mexico Government International Bond	HUS	1.000%	03/20/2018	0.932%		4,000	14	(6)	20
Mexico Government International Bond	JPM	1.000%	03/20/2018	0.932%		22,800	80	(39)	119
Mexico Government International Bond	MYC	1.000%	03/20/2018	0.932%		10,100	35	(20)	55
Morgan Stanley	BRC	1.000%	09/20/2014	0.488%		500	4	(14)	18
Morgan Stanley	FBF	1.000%	06/20/2013	0.238%		4,100	9	(130)	139
NRG Energy, Inc.	GST	5.000%	03/20/2019	4.015%		2,800	170	(238)	408
NRG Energy, Inc.	GST	5.000%	12/20/2019	4.206%		4,000	237	53	184
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.457%		6,000	(67)	(171)	104
Shell International Finance BV	FBF	1.000%	09/20/2015	0.298%		11,300	200	188	12
Toyota Motor Credit Corp.	BOA	1.000%	06/20/2014	0.196%		10,000	102	76	26
Toyota Motor Credit Corp.	DUB	1.000%	06/20/2014	0.196%		10,000	102	76	26
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.279%		10,500	233	138	95
United Kingdom Gilt	CBK	1.000%	09/20/2016	0.317%		12,500	304	92	212
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.279%		6,200	138	120	18
United Kingdom Gilt	GST	1.000%	03/20/2015	0.207%		5,600	93	33	60
United Kingdom Gilt	GST	1.000%	03/20/2016	0.279%		17,900	397	256	141
United Kingdom Gilt	GST	1.000%	09/20/2016	0.317%		105,100	2,556	1,365	1,191
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.294%		200	4	3	1
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.317%		43,600	1,060	298	762
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.294%		29,900	701	517	184
United Kingdom Gilt	UAG	1.000%	09/20/2016	0.317%		14,800	360	123	237
Venezuela Government International Bond	DUB	5.000%	03/20/2015	6.748%		11,600	(351)	7	(358)
Vodafone Group PLC	GST	1.000%	09/20/2015	0.467%		10,000	136	83	53
Wells Fargo & Co.	GST	1.000%	06/20/2013	0.100%		18,200	42	(15)	57

							$16,824	$(2,774)	$19,598

Credit Default Swaps on Credit Indices - Sell Protection (3)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$	27,600	$847	$2,760	$(1,913)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014		15,300	469	1,522	(1,053)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		95,000	4,280	10,159	(5,879)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		37,900	1,707	4,512	(2,805)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		400	18	46	(28)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		5,500	248	687	(439)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		55,900	2,519	6,314	(3,795)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		6,100	275	689	(414)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		18,200	820	2,168	(1,348)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		4,437	77	0	77
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		9,549	168	0	168
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		10,899	15	0	15
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013		13,696	17	0	17
CMBX.NA.AAA.1 Index	DUB	0.100%	10/12/2052		4,947	(58)	(210)	152
CMBX.NA.AAA.2 Index	BOA	0.070%	03/15/2049		56,958	(1,267)	(2,314)	1,047
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049		4,600	(145)	(276)	131
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049		8,500	(267)	(499)	232
CMBX.NA.AAA.3 Index	GST	0.080%	12/13/2049		1,400	(44)	(53)	9
CMBX.NA.AAA.4 Index	BOA	0.350%	02/17/2051		10,000	(293)	(350)	57
CMBX.NA.AAA.4 Index	UAG	0.350%	02/17/2051		1,000	(30)	(34)	4

						$9,356	$25,121	$(15,765)

68	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC	MXN	28,800	$14	$(17)	$31
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		86,600	43	(55)	98
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		1,136,000	2,464	(336)	2,800
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		641,000	1,391	(188)	1,579
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		310,000	672	(62)	734
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		917,100	1,990	(80)	2,070
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		343,000	745	23	722

							$7,319	$(715)	$8,034

(p)	Written options outstanding as of March 31, 2013:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	$	684,000	$2,397	$(49)
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	128,100	239	(228)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		128,100	285	(270)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		31,100	60	(55)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		31,100	68	(66)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		31,100	64	(55)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		31,100	64	(66)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	$	410,000	3,161	(12)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		586,300	1,026	(88)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		585,700	996	(88)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		532,500	992	(80)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	06/17/2013		803,600	1,768	(699)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	362,700	1,935	(156)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		169,600	909	(73)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		241,600	1,426	(104)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	283,300	850	(1,036)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		283,300	2,040	(870)

								$18,280	$(3,995)

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY	83.000	04/04/2013	$	232,800	$685	$0
Put - OTC USD versus JPY	BPS		84.000	04/04/2013		29,400	66	0
Put - OTC USD versus JPY	BPS		85.000	04/04/2013		77,400	133	0
Call - OTC USD versus JPY	BPS		95.000	04/04/2013		77,400	387	(316)

							$1,271	$(316)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	69

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Transactions in written call and put options for the period ended March 31, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$7,150,400	EUR	0	$53,395
Sales	7,597	15,563,300		2,145,700	50,455
Closing Buys	0	(1,661,900)		(495,600)	(3,848)
Expirations	(7,597)	(13,348,800)		(495,600)	(74,675)
Exercised	0	(3,117,300)		0	(5,776)

Balance at 03/31/2013	0	$4,585,700	EUR	1,154,500	$19,551

(q)	Restricted securities as of March 31, 2013:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SOMF Ltd.	0.671%	04/22/2017	12/11/2012	$45,772	$43,627	0.18%

(r)	Short sales outstanding as of March 31, 2013:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	04/01/2043	84,000	$92,019	$(92,020)
Freddie Mac	5.000%	04/01/2043	15,500	16,634	(16,672)
U.S. Treasury Bills	0.145%	02/06/2014	3,380	3,376	(3,376)

				$112,029	$(112,068)

(s)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received			Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	AUD	12,919	$		13,273	WST	$0	$(177)	$(177)
04/2013	BRL	259,465			130,977	FBF	2,576	0	2,576
04/2013		259,465			128,843	MSC	443	0	443
04/2013	EUR	6,572			8,558	BPS	133	0	133
04/2013		9,797			12,796	BRC	238	0	238
04/2013		42,433			55,334	CBK	941	0	941
04/2013		427,738			568,410	GLM	20,114	0	20,114
04/2013		50,053			64,832	HUS	672	0	672
04/2013		7,448			9,698	MSC	151	0	151
04/2013		10,073			13,220	RYL	308	0	308
04/2013	GBP	126,636			190,561	BPS	0	(1,856)	(1,856)
04/2013		384			573	CBK	0	(10)	(10)
04/2013		1,911			2,849	JPM	0	(55)	(55)
04/2013		12,178			18,302	RYL	0	(202)	(202)
04/2013		115,806			174,321	WST	0	(1,640)	(1,640)
04/2013	JPY	4,298,216			48,153	BRC	2,488	0	2,488
04/2013		1,047,190			11,542	MSC	416	0	416
04/2013		1,317,785			14,109	RYL	109	0	109
04/2013		4,017,676			45,066	UAG	2,382	0	2,382
04/2013	MXN	497,162			38,966	BOA	0	(1,224)	(1,224)
04/2013		236,035			18,172	DUB	0	(936)	(936)
04/2013		2,141,268			172,808	MSC	0	(537)	(537)
04/2013		1,212,137			92,714	UAG	0	(5,405)	(5,405)
04/2013	$	128,843		BRL	259,465	FBF	0	(443)	(443)
04/2013		126,009			259,465	MSC	2,391	0	2,391
04/2013		1,612		EUR	1,242	BRC	0	(20)	(20)
04/2013		1,987			1,533	CBK	0	(22)	(22)
04/2013		632			486	DUB	0	(9)	(9)
04/2013		21,918			16,765	FBF	0	(428)	(428)
04/2013		1,468			1,131	HUS	0	(18)	(18)
04/2013		1,849		GBP	1,219	FBF	3	0	3
04/2013		195			129	MSC	1	0	1
04/2013		36,222		MXN	465,000	BOA	1,422	0	1,422
04/2013		5,354			70,205	DUB	329	0	329
04/2013		37,991			500,000	FBF	2,486	0	2,486
04/2013		39,349			515,550	HUS	2,387	0	2,387
04/2013		39,691			521,348	JPM	2,515	0	2,515
04/2013		16,018			209,316	MSC	927	0	927
04/2013		7,352			95,884	UAG	410	0	410

70	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

Settlement Month	Currency to be Delivered		Currency to be Received			Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
05/2013	CHF	9,730	$		10,430	BPS	$175	$0	$175
05/2013	EUR	532,957			681,323	BPS	0	(1,978)	(1,978)
05/2013		37,521			48,145	DUB	39	0	39
05/2013		143,800			182,150	JPM	0	(2,232)	(2,232)
05/2013	GBP	255,567			386,223	FBF	0	(2,036)	(2,036)
05/2013	MXN	587,432			45,405	BPS	0	(1,894)	(1,894)
05/2013		987,612			76,340	CBK	0	(3,179)	(3,179)
05/2013		1,342,887			105,055	MSC	0	(3,358)	(3,358)
05/2013		1,955,568			153,504	UAG	0	(4,266)	(4,266)
05/2013	$	267		CHF	253	FBF	0	(1)	(1)
06/2013	CAD	486,529	$		473,176	BRC	0	(4,913)	(4,913)
06/2013	MXN	698,694			54,492	BOA	0	(1,660)	(1,660)
06/2013		463,364			37,048	CBK	0	(191)	(191)
06/2013		2,725,815			211,984	GLM	0	(7,130)	(7,130)
06/2013		1,427,366			113,780	JPM	0	(969)	(969)
06/2013		1,161,016			91,073	UAG	0	(2,235)	(2,235)
06/2013	$	130,012		BRL	259,465	FBF	0	(2,498)	(2,498)
06/2013		174,052		MXN	2,172,482	MSC	438	0	438
08/2013		1,000		IDR	9,922,000	FBF	3	0	3
08/2013		4,400			43,648,000	JPM	11	0	11
09/2013	EUR	205,700	$		258,441	BOA	0	(5,557)	(5,557)
12/2013		262,100			330,823	BOA	0	(5,914)	(5,914)
01/2014		77,600			97,961	BPS	0	(1,787)	(1,787)
04/2014		2,900			3,675	CBK	0	(55)	(55)
05/2014		77,800			98,377	BPS	0	(1,765)	(1,765)
06/2014		4,400			5,579	FBF	0	(85)	(85)

							$44,508	$(66,685)	$(22,177)

(t)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$469,113	$13,948	$483,061
Corporate Bonds & Notes
Banking & Finance	0	3,476,552	58,164	3,534,716
Industrials	0	643,798	1,243	645,041
Utilities	0	274,600	0	274,600
Municipal Bonds & Notes
California	0	4,968	0	4,968
Florida	0	685	0	685
Louisiana	0	36,580	0	36,580
Minnesota	0	12,463	0	12,463
New Jersey	0	32,531	0	32,531
New York	0	5,892	0	5,892
Texas	0	5,333	0	5,333
U.S. Government Agencies	0	9,288,687	1,890	9,290,577
U.S. Treasury Obligations	0	2,060,227	0	2,060,227
Mortgage-Backed Securities	5,334	1,462,088	152,186	1,619,608
Asset-Backed Securities	0	1,293,888	162,487	1,456,375
Sovereign Issues	0	2,738,662	0	2,738,662
Convertible Preferred Securities
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	7,148	59,445	74,500	141,093
Short-Term Instruments
Certificates of Deposit	0	643,186	0	643,186

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Commercial Paper	$0	$890,748	$0	$890,748
Repurchase Agreements	0	4,000	0	4,000
Mexico Treasury Bills	0	675,485	0	675,485
U.S. Treasury Bills	0	6,316	0	6,316
Central Funds Used for Cash Management Purposes	2,441,346	0	0	2,441,346
	$2,453,828	$24,085,247	$464,418	$27,003,493

Short Sales, at value	$0	$(112,068)	$0	$(112,068)

Financial Derivative Instruments - Assets
Credit Contracts	0	22,168	0	22,168
Foreign Exchange Contracts	0	44,508	0	44,508
Interest Rate Contracts	2,784	9,431	0	12,215
	$2,784	$76,107	$0	$78,891

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(18,385)	0	(18,385)
Foreign Exchange Contracts	0	(67,001)	0	(67,001)
Interest Rate Contracts	(4,210)	(5,259)	0	(9,469)
	$(4,210)	$(90,645)	$0	$(94,855)

Totals	$2,452,402	$23,958,641	$464,418	$26,875,461

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	71

Schedule of Investments PIMCO Low Duration Fund (Cont.)

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Bank Loan Obligations	$0	$13,509	$0	$0	$0	$439	$0	$0	$13,948	$439
Corporate Bonds & Notes
Banking & Finance	6,091	60,985	(2,870)	9	25	262	0	(6,338)	58,164	(14)
Industrials	1,488	0	(225)	(4)	(5)	(11)	0	0	1,243	15
U.S. Government Agencies	2,098	0	(204)	(1)	0	(3)	0	0	1,890	(8)
Mortgage-Backed Securities	32	116,897	(569)	183	18	(2,061)	37,686	0	152,186	(2,061)
Asset-Backed Securities	71,433	125,241	(19,229)	559	580	1,628	41,659	(59,384)	162,487	(437)
Convertible Preferred Securities
Industrials	107	0	0	0	0	(107)	0	0	0	(107)
Preferred Securities
Banking & Finance	76,768	0	0	0	0	(2,268)	0	0	74,500	(2,268)

Totals	$158,017	$316,632	$(23,097)	$746	$618	$(2,121)	$79,345	$(65,722)	$464,418	$(4,441)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$13,948	Third Party Vendor	Broker Quote	102.50
Corporate Bonds & Notes
Banking & Finance	50,437	Benchmark Pricing	Base Price	100.00-100.82
	7,727	Third Party Vendor	Broker Quote	103.72
Industrials	1,243	Third Party Vendor	Broker Quote	115.00
U.S. Government Agencies	1,890	Benchmark Pricing	Base Price	98.45
Mortgage-Backed Securities	152,186	Benchmark Pricing	Base Price	96.48-113.50
Asset-Backed Securities	104,657	Benchmark Pricing	Base Price	93.34-99.81
	57,830	Third Party Vendor	Broker Quote	100.21-103.25
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (3)	—	—
Preferred Securities
Banking & Finance	74,500	Benchmark Pricing	Base Price	$ 7,258.66

Total	$464,418

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

72	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(u)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$28	$0	$0	$371	$399
Unrealized appreciation on foreign currency contracts	0	0	0	44,508	0	44,508
Unrealized appreciation on OTC swap agreements	0	22,162	0	0	8,034	30,196

	$0	$22,190	$0	$44,508	$8,405	$75,103

Liabilities:
Written options outstanding	$0	$0	$0	$316	$3,995	$4,311
Variation margin payable on financial derivative instruments (2)	0	0	0	0	2,788	2,788
Unrealized depreciation on foreign currency contracts	0	0	0	66,685	0	66,685
Unrealized depreciation on OTC swap agreements	0	18,378	0	0	0	18,378

	$0	$18,378	$0	$67,001	$6,783	$92,162

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$9,432	$9,432
Net realized gain on written options	0	0	0	0	71,136	71,136
Net realized gain on swaps	0	49,845	0	0	63,835	113,680
Net realized gain on foreign currency transactions	0	0	0	22,695	0	22,695

	$0	$49,845	$0	$22,695	$144,403	$216,943

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$8,932	$8,932
Net change in unrealized appreciation (depreciation) on written options	0	0	0	955	(27,905)	(26,950)
Net change in unrealized appreciation (depreciation) on swaps	0	2,228	0	0	(43,090)	(40,862)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(89)	0	(89)

	$0	$2,228	$0	$866	$(62,063)	$(58,969)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(1,426) and open centrally cleared swaps cumulative appreciation/(depreciation) of $132 as reported in the Notes to Schedule of Investments.

(v)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(12,856)	$11,322	$(1,534)
BPS	(8,112)	4,398	(3,714)
BRC	5,241	(5,970)	(729)
CBK	(692)	389	(303)
DUB	1,401	(1,441)	(40)
FBF	523	(3,100)	(2,577)
GLM	13,535	(15,180)	(1,645)
GST	4,058	(4,390)	(332)
HUS	7,409	(7,130)	279
JPM	778	(1,390)	(612)
MSC	872	(8,083)	(7,211)
MYC	2,387	(4,660)	(2,273)
RYL	146	(320)	(174)
UAG	(6,813)	6,732	(81)
WST	(1,817)	0	(1,817)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	73

Schedule of Investments PIMCO Low Duration Fund II

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 9.9%

BANKING & FINANCE 6.5%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$400	$402
American International Group, Inc.
3.750% due 11/30/2013	570	582
4.250% due 05/15/2013	1,795	1,803
Bank of America Corp.
1.722% due 01/30/2014	3,000	3,027
7.375% due 05/15/2014	700	749
Caledonia Generating LLC
1.950% due 02/28/2022	650	655
Citigroup, Inc.
2.293% due 08/13/2013	200	201
Fifth Third Bank
0.400% due 05/17/2013	16,500	16,500
Goldman Sachs Group, Inc.
1.296% due 02/07/2014	2,300	2,312
JPMorgan Chase & Co.
0.908% due 02/26/2016	3,300	3,304
1.030% due 05/02/2014	1,900	1,912
1.330% due 03/20/2015	400	405
4.750% due 03/01/2015	400	430
JPMorgan Chase Bank N.A.
0.610% due 06/13/2016	700	689
Merrill Lynch & Co., Inc.
1.040% due 09/15/2026	400	337
Morgan Stanley
0.784% due 10/15/2015	1,300	1,279
2.792% due 05/14/2013	3,000	3,008
5.375% due 10/15/2015	3,100	3,388
Pacific Life Global Funding
5.150% due 04/15/2013	2,300	2,304
Principal Life Income Funding Trusts
5.300% due 04/24/2013	300	301
Prudential Covered Trust
2.997% due 09/30/2015	1,520	1,586
Wachovia Corp.
0.674% due 10/15/2016	1,600	1,583
5.500% due 05/01/2013	200	201

		46,958

INDUSTRIALS 2.4%
Caterpillar, Inc.
0.459% due 05/21/2013	1,900	1,901
Daimler Finance North America LLC
0.894% due 03/28/2014	1,000	1,003
Dell, Inc.
2.100% due 04/01/2014	500	503
EOG Resources, Inc.
1.048% due 02/03/2014	1,600	1,611
General Electric Co.
0.850% due 10/09/2015	10,000	10,040
Hewlett-Packard Co.
0.568% due 05/24/2013	2,200	2,200
PACCAR, Inc.
6.875% due 02/15/2014	100	105

		17,363

UTILITIES 1.0%
Pacific Gas & Electric Co.
6.250% due 12/01/2013	6,600	6,848

Total Corporate Bonds & Notes (Cost $70,468)		71,169

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.4%

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.280% due 06/15/2013	$2,800	$2,803

Total Municipal Bonds & Notes (Cost $2,802)		2,803

U.S. GOVERNMENT AGENCIES 59.5%
Fannie Mae
0.554% due 07/25/2037	1,020	1,026
0.654% due 10/25/2030	71	71
0.784% due 06/25/2041	5,080	5,133
0.875% due 08/28/2017	100	100
0.924% due 06/25/2037	1,405	1,417
0.944% due 03/25/2040	2,259	2,286
1.125% due 04/27/2017	3,400	3,467
1.375% due 07/01/2042	166	169
1.425% due 09/01/2041	524	542
1.575% due 08/01/2030	120	125
2.301% due 01/01/2035	167	177
2.375% due 01/01/2024	99	106
2.492% due 11/01/2034	961	1,034
2.500% due 04/01/2028 - 05/01/2028	7,000	7,259
2.624% due 07/01/2035	156	166
3.000% due 03/01/2021 - 04/01/2043	50,551	53,060
3.190% due 06/01/2035	1,507	1,608
3.368% due 12/01/2034	566	589
4.000% due 10/01/2018 - 12/01/2041	8,805	9,423
4.410% due 09/01/2028	103	110
4.500% due 04/01/2019 - 05/01/2043	108,290	116,717
4.989% due 06/01/2015	2,620	2,806
5.000% due 02/13/2017 - 04/01/2043	68,866	75,262
5.375% due 06/12/2017	200	239
5.500% due 01/01/2025 - 05/01/2043	35,390	38,700
5.700% due 08/01/2018	971	1,038
6.000% due 11/01/2016 - 10/01/2039	10,127	11,107
6.121% due 12/25/2042	126	147
7.000% due 05/01/2029 - 04/01/2035	10,711	12,737
8.000% due 11/25/2023	83	95
9.250% due 10/25/2018	2	2
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	1,112	1,166
Freddie Mac
0.000% due 05/15/2037 (a)	5,442	5,203
0.353% due 07/15/2019 - 08/15/2019	552	552
0.603% due 06/15/2018	44	44
0.753% due 07/15/2041	4,290	4,323
0.813% due 07/15/2037	14,170	14,296
0.903% due 08/15/2037	1,975	1,993
0.923% due 05/15/2037	1,090	1,096
1.000% due 06/29/2017 - 07/28/2017	1,200	1,215
1.250% due 08/01/2019 - 10/02/2019	10,000	9,975
1.375% due 02/25/2045	497	480
1.750% due 05/30/2019	8,700	8,967

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.465% due 07/01/2023	$64	$64
2.750% due 09/15/2040	4,142	4,295
2.829% due 07/01/2035	242	258
3.000% due 08/01/2019	21,300	21,492
5.000% due 02/15/2020	5	5
5.336% due 03/01/2035	159	172
5.500% due 08/23/2017 - 07/01/2038	761	837
6.000% due 02/01/2016 - 01/01/2038	268	291
6.500% due 07/25/2043	945	1,097
8.500% due 06/01/2025	5	6
Ginnie Mae
0.703% due 09/20/2030	23	24
1.625% due 10/20/2025	230	242
1.750% due 04/20/2022 - 07/20/2030	863	908
7.000% due 11/15/2022	53	62
7.500% due 02/15/2022 - 03/15/2024	96	103
7.750% due 01/17/2030	13	15
8.000% due 03/15/2023 - 05/15/2024	23	25
9.000% due 07/20/2016 - 08/15/2030	58	64
Small Business Administration
4.310% due 04/01/2029	760	840

Total U.S. Government Agencies (Cost $422,888)		426,828

U.S. TREASURY OBLIGATIONS 15.0%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2022	20,326	22,186
0.625% due 07/15/2021 (f)(g)	2,452	2,809
1.125% due 01/15/2021	3,263	3,852
1.250% due 07/15/2020	4,540	5,430
1.375% due 01/15/2020	1,171	1,397
U.S. Treasury Notes
0.375% due 11/15/2015	72,200	72,324

Total U.S. Treasury Obligations (Cost $107,229)		107,998

MORTGAGE-BACKED SECURITIES 11.4%
American Home Mortgage Investment Trust
2.291% due 10/25/2034	772	763
2.457% due 02/25/2045	300	294
Banc of America Funding Corp.
2.631% due 05/25/2035	2,024	2,080
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.061% due 03/11/2041	4,169	4,197
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	881	888
2.471% due 04/25/2033	246	248
2.726% due 02/25/2033	10	10
2.793% due 03/25/2035	176	178
2.959% due 02/25/2033	27	25
3.068% due 01/25/2034	170	174
5.363% due 02/25/2036	146	145
Bear Stearns Alt-A Trust
2.768% due 05/25/2035	797	729
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	112
5.471% due 01/12/2045	200	231
Citigroup Mortgage Loan Trust, Inc.
0.554% due 05/25/2037	363	353

74	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.270% due 09/25/2035	$271	$269
2.340% due 09/25/2035	294	290
Commercial Mortgage Pass-Through Certificates
5.383% due 02/15/2040	200	219
Countrywide Home Loan Mortgage Pass-Through Trust
2.541% due 02/20/2036	796	618
2.800% due 02/20/2035	437	419
2.927% due 11/25/2034	246	232
3.847% due 11/19/2033	117	116
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032	62	58
4.850% due 06/25/2032	2	2
Credit Suisse Mortgage Capital Certificates
2.815% due 09/26/2047	895	868
DBRR Trust
0.853% due 02/25/2045	1,099	1,099
First Horizon Alternative Mortgage Securities
2.497% due 06/25/2034	491	487
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	106
5.444% due 03/10/2039	2,500	2,860
GS Mortgage Securities Corp.
1.103% due 03/06/2020	5,818	5,823
1.456% due 03/06/2020	3,000	3,008
2.716% due 02/10/2021	1,699	1,720
GSR Mortgage Loan Trust
2.662% due 09/25/2035	1,883	1,945
2.752% due 06/25/2034	364	362
Homebanc Mortgage Trust
0.444% due 07/25/2035	4,040	3,700
JPMorgan Chase Commercial Mortgage Securities Corp.
0.653% due 07/15/2019	1,000	975
5.420% due 01/15/2049	100	114
5.640% due 03/18/2051	800	908
JPMorgan Mortgage Trust
4.863% due 02/25/2035	21	22
MASTR Adjustable Rate Mortgages Trust
2.630% due 11/21/2034	3,094	3,234
Mellon Residential Funding Corp.
1.063% due 08/15/2032	5,085	5,143
Merrill Lynch Floating Trust
0.740% due 07/09/2021	5,454	5,376
Merrill Lynch Mortgage Investors Trust
2.528% due 02/25/2035	619	632
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	456
Morgan Stanley Capital Trust
5.270% due 06/13/2041	5,000	5,226
5.809% due 12/12/2049	100	117
Morgan Stanley Re-REMIC Trust
4.970% due 04/16/2040	5,865	6,059
5.787% due 08/12/2045	7,000	8,085
Prime Mortgage Trust
0.604% due 02/25/2019	4	4
0.604% due 02/25/2034	105	102
Structured Asset Mortgage Investments, Inc.
0.334% due 03/25/2037	535	372
0.453% due 07/19/2035	262	259
0.863% due 09/19/2032	187	186
9.213% due 06/25/2029	157	165
Structured Asset Securities Corp.
2.324% due 07/25/2032	4	4
2.739% due 10/28/2035	94	83
UBS Commercial Mortgage Trust
0.778% due 07/15/2024	999	990

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wachovia Bank Commercial Mortgage Trust
0.283% due 06/15/2020	$2,877	$2,839
5.077% due 10/15/2035	2,606	2,637
WaMu Mortgage Pass-Through Certificates
0.474% due 07/25/2045	193	180
0.474% due 12/25/2045	228	212
0.494% due 10/25/2045	154	144
0.907% due 01/25/2047	200	180
1.247% due 01/25/2046	987	929
1.377% due 11/25/2042	38	37
1.577% due 06/25/2042	77	74
2.212% due 02/27/2034	462	470
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 01/25/2035	1,090	1,091

Total Mortgage-Backed Securities (Cost $80,465)		81,933

ASSET-BACKED SECURITIES 4.6%
Accredited Mortgage Loan Trust
0.554% due 04/25/2035	7,623	7,425
Amortizing Residential Collateral Trust
0.784% due 07/25/2032	43	39
Asset-Backed Funding Certificates Trust
0.924% due 06/25/2035	78	78
Asset-Backed Securities Corp. Home Equity Loan Trust
0.479% due 09/25/2034	151	146
1.448% due 08/15/2033	849	810
1.853% due 03/15/2032	325	311
Bear Stearns Asset-Backed Securities Trust
0.264% due 01/25/2037	85	83
1.204% due 10/25/2037	641	544
Citibank Omni Master Trust
2.953% due 08/15/2018	4,200	4,349
Countrywide Asset-Backed Certificates
0.384% due 09/25/2036	896	892
0.684% due 12/25/2031	105	69
0.734% due 05/25/2035	2,454	2,432
Credit-Based Asset Servicing and Securitization LLC
0.264% due 11/25/2036	24	12
Educational Services of America, Inc.
1.354% due 09/25/2040	1,629	1,682
First Franklin Mortgage Loan Trust
0.684% due 05/25/2035	100	89
Fremont Home Loan Trust
0.264% due 01/25/2037	12	6
GSAMP Trust
0.274% due 12/25/2036	81	40
HSI Asset Loan Obligation Trust
0.264% due 12/25/2036	122	42
Long Beach Mortgage Loan Trust
0.764% due 10/25/2034	60	54
Merrill Lynch Mortgage Investors Trust
0.494% due 08/25/2036	200	176
Panhandle-Plains Higher Education Authority, Inc.
1.414% due 10/01/2035	679	689
Park Place Securities, Inc.
0.924% due 03/25/2035	500	425
Securitized Asset-Backed Receivables LLC
0.264% due 12/25/2036^	119	37
SLC Student Loan Trust
4.750% due 06/15/2033	673	639
SLM Student Loan Trust
0.953% due 10/16/2023	873	878
1.303% due 12/15/2021	647	652
1.303% due 08/15/2023	6,542	6,608

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.853% due 12/15/2017	$378	$380
2.350% due 04/15/2039	364	366
3.500% due 08/17/2043	777	745
Structured Asset Investment Loan Trust
1.179% due 10/25/2033	643	619
Structured Asset Securities Corp.
0.784% due 01/25/2033	27	26
Vanderbilt Mortgage Finance
0.853% due 05/07/2026	1,442	1,395

Total Asset-Backed Securities (Cost $32,848)		32,738

	SHARES
PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%
DG Funding Trust
0.636% due 04/29/2013 (c)	510	3,705

Total Preferred Securities (Cost $5,100)		3,705

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 25.4%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/01/2013	$591	591

(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $605. Repurchase proceeds are $591.)

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 25.3%
PIMCO Short-Term Floating NAV Portfolio	210	2
PIMCO Short-Term Floating NAV Portfolio III	18,198,866	181,861

		181,863

Total Short-Term Instruments (Cost $182,465)		182,454

Total Investments 126.7% (Cost $904,265)		$909,628

Written Options (i) (0.0%) (Premiums $217)		(79)

Other Assets and Liabilities (Net) (26.7%)		(191,773)

Net Assets 100.0%		$717,776

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	75

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Principal only security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity, date shown represents next contractual call date.
(d)	Affiliated to the Fund.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $15,474 at a weighted average interest rate of 0.175%.
(f)	Securities with an aggregate market value of $317 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2015	567	$(166)
90-Day Eurodollar March Futures	Long	03/2016	87	(34)

				$(200)

(g)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $750 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	120,600	$893	$96
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		8,900	512	(22)

						$1,405	$74

(h)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Berkshire Hathaway Finance Corp.	FBF	1.000%	09/20/2017	0.684%	$	400	$6	$(4)	$10
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2015	0.416%		10,000	151	(258)	409
Berkshire Hathaway Finance Corp.	UAG	1.000%	09/20/2017	0.684%		400	6	(4)	10
General Electric Capital Corp.	BOA	1.000%	09/20/2015	0.474%		10,000	134	(381)	515
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.163%		300	9	0	9
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.163%		300	10	0	10
General Electric Capital Corp.	CBK	4.850%	12/20/2013	0.163%		400	15	0	15
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.163%		300	9	0	9
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.163%		400	14	0	14
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2013	0.256%		2,900	11	(10)	21
MetLife, Inc.	JPM	1.000%	09/20/2013	0.124%		2,300	11	(129)	140
MetLife, Inc.	JPM	1.000%	09/20/2015	0.559%		10,000	111	(562)	673

							$487	$(1,348)	$1,835

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums (Received)	Unrealized Appreciation
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049	$	100	$(3)	$(6)	$3
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049		500	(16)	(29)	13
CMBX.NA.AAA.3 Index	GST	0.080%	12/13/2049		100	(3)	(4)	1
CMBX.NA.AAA.4 Index	UAG	0.350%	02/17/2051		1,000	(30)	(34)	4

						$(52)	$(73)	$21

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

76	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Written options outstanding as of March 31, 2013:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.300%	04/29/2013	$	17,400	$30	$(3)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		17,500	30	(3)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		14,200	26	(2)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	06/17/2013		24,700	54	(21)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		7,500	23	(27)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		7,500	54	(23)

								$217	$(79)

Transactions in written call and put options for the period ended March 31, 2013:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	0	$112,300	$1,046
Sales	214	472,300	1,207
Closing Buys	0	(53,100)	(60)
Expirations	(214)	(354,500)	(1,792)
Exercised	0	(88,200)	(184)

Balance at 03/31/2013	0	$88,800	$217

(j)	Short sales outstanding as of March 31, 2013:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	04/01/2043	$6,000	$6,573	$(6,573)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$46,303	$655	$46,958
Industrials	0	17,363	0	17,363
Utilities	0	6,848	0	6,848
Municipal Bonds & Notes
New Jersey	0	2,803	0	2,803
U.S. Government Agencies	0	426,828	0	426,828
U.S. Treasury Obligations	0	107,998	0	107,998
Mortgage-Backed Securities	0	78,206	3,727	81,933
Asset-Backed Securities	0	31,056	1,682	32,738
Preferred Securities
Banking & Finance	0	0	3,705	3,705
Short-Term Instruments
Repurchase Agreements	0	591	0	591
Central Funds Used for Cash Management Purposes	181,863	0	0	181,863
	$181,863	$717,996	$9,769	$909,628

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Short Sales, at value	$0	$(6,573)	$0	$(6,573)

Financial Derivative Instruments - Assets
Credit Contracts	0	1,856	0	1,856
Interest Rate Contracts	0	96	0	96
	$0	$1,952	$0	$1,952

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(200)	$(101)	$0	$(301)

Totals	$181,663	$713,274	$9,769	$904,706

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	77

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$700	$(50)	$0	$0	$5	$0	$0	$655	$5
Mortgage-Backed Securities	1,730	2,006	(2)	0	0	(7)	0	0	3,727	(7)
Asset-Backed Securities	0	0	0	0	0	0	1,682	0	1,682	0
Preferred Securities
Banking & Finance	3,818	0	0	0	0	(113)	0	0	3,705	(113)

Totals	$5,548	$2,706	$(52)	$0	$0	$(115)	$1,682	$0	$9,769	$(115)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$655	Benchmark Pricing	Base Price	100.82
Mortgage-Backed Securities	2,007	Benchmark Pricing	Base Price	100.00 - 113.50
	1,720	Third Party Vendor	Broker Quote	101.22
Asset-Backed Securities	1,682	Third Party Vendor	Broker Quote	103.25
Preferred Securities
Banking & Finance	3,705	Benchmark Pricing	Base Price	$ 7,258.66

Total	$9,769

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$2	$2
Unrealized appreciation on OTC swap agreements	0	1,856	0	0	0	1,856

	$0	$1,856	$0	$0	$2	$1,858

Liabilities:
Written options outstanding	$0	$0	$0	$0	$79	$79
Variation margin payable on financial derivative instruments (2)	0	0	0	0	59	59

	$0	$0	$0	$0	$138	$138

78	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$633	$633
Net realized gain on written options	0	0	0	0	1,730	1,730
Net realized gain on swaps	0	588	0	0	180	768

	$0	$588	$0	$0	$2,543	$3,131

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$308	$308
Net change in unrealized (depreciation) on written options	0	0	0	0	(798)	(798)
Net change in unrealized appreciation on swaps	0	636	0	0	103	739

	$0	$636	$0	$0	$(387)	$249

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(200) and open centrally cleared swaps cumulative appreciation/(depreciation) of $74 as reported in the Notes to Schedule of Investments.

(m)	Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
BOA	$81	$0	$81
BRC	(3)	0	(3)
CBK	34	0	34
DUB	4	0	4
FBF	17	0	17
GST	(3)	0	(3)
JPM	271	(260)	11
MYC	(21)	(65)	(86)
UAG	(24)	0	(24)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	79

Schedule of Investments PIMCO Low Duration Fund III

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.8%
CSC Holdings LLC
1.954% due 03/29/2016		$1,293	$1,299
HJ Heinz Co.
3.500% due 03/27/2020		2,300	2,323
Nielsen Finance LLC
2.202% due 02/02/2017		100	101
Springleaf Financial Funding Co.
5.500% due 05/10/2017		1,200	1,210

Total Bank Loan Obligations (Cost $4,885)			4,933

CORPORATE BONDS & NOTES 18.7%

BANKING & FINANCE 14.6%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		200	201
Ally Financial, Inc.
2.487% due 12/01/2014		600	601
3.492% due 02/11/2014		100	102
4.500% due 02/11/2014		300	307
6.750% due 12/01/2014		200	216
7.500% due 12/31/2013		400	418
8.300% due 02/12/2015		100	111
American International Group, Inc.
0.384% due 07/19/2013	EUR	1,200	1,537
3.750% due 11/30/2013		$1,000	1,021
Australia & New Zealand Banking Group Ltd.
1.143% due 05/08/2013		700	700
Banco Bradesco S.A.
2.390% due 05/16/2014		200	203
Banco do Brasil S.A.
4.500% due 01/22/2015		100	105
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		200	212
Banco Santander Chile
3.750% due 09/22/2015		400	421
Bank of America Corp.
0.620% due 08/15/2016		100	97
7.375% due 05/15/2014		200	214
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		300	316
Bankia S.A.
3.500% due 12/14/2015	EUR	300	387
Banque PSA Finance S.A.
2.205% due 04/04/2014		$300	297
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		300	308
BNP Paribas S.A.
0.705% due 04/08/2013		1,200	1,200
BPCE S.A.
2.375% due 10/04/2013		100	101
CIT Group, Inc.
4.750% due 02/15/2015		100	105
5.250% due 04/01/2014		100	104
Citigroup, Inc.
1.755% due 01/13/2014		300	303
5.500% due 04/11/2013		700	701
Commonwealth Bank of Australia
0.560% due 09/17/2014		700	703
Dexia Credit Local S.A.
0.781% due 04/29/2014		600	596
2.750% due 04/29/2014		2,000	2,048
DNB Bank ASA
3.200% due 04/03/2017		200	212

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$700	$752
Eksportfinans ASA
5.500% due 05/25/2016		600	624
5.500% due 06/26/2017		400	415
Export-Import Bank of Korea
1.250% due 11/20/2015		1,100	1,103
2.082% due 03/21/2015		200	200
8.125% due 01/21/2014		1,100	1,165
First Horizon National Corp.
5.375% due 12/15/2015		100	109
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		400	442
8.700% due 10/01/2014		1,800	1,997
General Electric Capital Corp.
0.430% due 12/28/2018		100	93
Goldman Sachs Group, Inc.
0.574% due 01/30/2017	EUR	600	747
0.684% due 03/29/2017		$1,000	953
HSBC Finance Corp.
0.439% due 04/05/2013	EUR	1,000	1,282
Industrial Bank of Korea
2.375% due 07/17/2017		$400	411
3.750% due 09/29/2016		800	865
ING Bank NV
1.681% due 06/09/2014		200	202
3.900% due 03/19/2014		300	310
International Lease Finance Corp.
6.500% due 09/01/2014		1,600	1,712
Intesa Sanpaolo SpA
2.688% due 02/24/2014		300	302
JPMorgan Chase Bank N.A.
0.879% due 05/31/2017	EUR	300	378
Korea Development Bank
3.250% due 03/09/2016		$700	742
Merrill Lynch & Co., Inc.
1.040% due 09/15/2026		100	84
Morgan Stanley
2.792% due 05/14/2013		2,400	2,406
Pacific Life Global Funding
5.150% due 04/15/2013		1,200	1,202
Prudential Covered Trust
2.997% due 09/30/2015		475	496
Qatari Diar Finance QSC
3.500% due 07/21/2015		600	631
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		700	675
SLM Corp.
0.533% due 06/17/2013	EUR	750	964
6.250% due 01/25/2016		$200	220
SLM Corp. CPI Linked Bond
3.598% due 04/01/2014		100	101
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		800	804
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		1,300	1,315
Tayarra Ltd.
3.628% due 02/15/2022		787	870
Wachovia Corp.
0.674% due 10/15/2016		500	495

			38,914

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 3.2%
Daimler Finance North America LLC
1.480% due 09/13/2013	$200	$201
Deutsche Telekom International Finance BV
5.250% due 07/22/2013	900	913
EOG Resources, Inc.
1.048% due 02/03/2014	900	906
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015	200	212
Hewlett-Packard Co.
0.568% due 05/24/2013	1,000	1,000
Mondelez International, Inc.
2.625% due 05/08/2013	1,200	1,202
PACCAR, Inc.
6.875% due 02/15/2014	700	739
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017	700	732
Time Warner Cable, Inc.
6.200% due 07/01/2013	2,000	2,027
WM Wrigley Jr. Co.
3.050% due 06/28/2013	500	502

		8,434

UTILITIES 0.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013	1,100	1,125
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	100	114
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013	500	511
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	200	217
Qtel International Finance Ltd.
3.375% due 10/14/2016	300	317

		2,284

Total Corporate Bonds & Notes (Cost $48,954)		49,632

MUNICIPAL BONDS & NOTES 0.3%

LOUISIANA 0.2%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	400	401

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.280% due 06/15/2013	100	100

NEW YORK 0.0%
Port Authority of New York & New Jersey Revenue Notes, Series 2012
1.650% due 12/01/2019	100	98

TEXAS 0.1%
North Texas Higher Education Authority Revenue Bonds, Series 2011
1.408% due 04/01/2040	100	102

Total Municipal Bonds & Notes (Cost $700)		701

80	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 47.7%
Fannie Mae
0.000% due 07/01/2036 (a)	$1,265	$1,210
0.304% due 01/25/2021	103	103
0.404% due 10/27/2037	1,900	1,902
0.554% due 07/25/2037 - 09/25/2042	814	817
0.669% due 06/25/2021	5	5
0.784% due 06/25/2041	1,543	1,559
0.934% due 06/25/2040	642	646
0.944% due 03/25/2040	766	776
0.954% due 01/25/2040	928	937
1.000% due 01/25/2043	188	187
1.119% due 06/25/2021 - 09/25/2021	30	31
1.125% due 04/27/2017	700	714
1.250% due 01/30/2017	600	614
1.375% due 07/01/2042	30	31
1.425% due 09/01/2041	95	99
1.575% due 09/01/2040	17	17
2.066% due 11/01/2035	21	22
2.344% due 03/01/2035	7	8
2.357% due 11/01/2034	16	17
2.564% due 05/01/2035	29	31
2.624% due 07/01/2035	28	30
2.711% due 11/01/2035	79	85
2.816% due 08/01/2035	198	211
3.000% due 04/01/2028	5,000	5,258
3.176% due 08/01/2029	94	99
4.000% due 03/01/2023 - 05/01/2043	38,523	41,082
4.500% due 07/01/2029 - 05/01/2043	23,527	25,396
5.000% due 06/01/2033 - 04/01/2043	14,011	15,278
5.375% due 06/12/2017	1,900	2,268
5.500% due 01/01/2025 - 04/01/2043	11,089	12,112
5.750% due 10/25/2035	66	75
5.809% due 02/01/2031	29	31
6.000% due 03/01/2017 - 05/01/2037	233	253
6.121% due 12/25/2042	11	13
7.500% due 07/25/2022	36	41
FDIC Structured Sale Guaranteed Notes
0.704% due 11/29/2037	850	851
2.980% due 12/06/2020	468	491
Freddie Mac
0.244% due 12/25/2036	183	182
0.353% due 07/15/2019 - 08/15/2019	200	200
0.603% due 06/15/2018	13	13
0.653% due 11/15/2030	6	6
0.750% due 01/12/2018	1,400	1,394
0.913% due 10/15/2037	285	287
1.000% due 07/28/2017	400	404
1.250% due 10/02/2019	200	199
1.375% due 02/25/2045	71	69
2.375% due 08/01/2035	167	177
2.737% due 06/01/2035	144	154
2.829% due 07/01/2035	52	55
4.500% due 06/01/2039 - 04/01/2043	8,091	8,658
5.000% due 12/01/2025 - 10/01/2033	86	95
5.500% due 08/23/2017 - 07/01/2038	827	910

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 03/01/2016 - 08/01/2016	$14	$16
6.500% due 07/25/2043	116	135
7.000% due 04/15/2023	22	25
Ginnie Mae
0.753% due 12/16/2025	5	5
1.625% due 02/20/2032	23	24
1.750% due 06/20/2027	21	22
1.941% due 02/20/2041	343	349
2.000% due 05/20/2030	29	31
8.500% due 10/20/2026	7	9
13.094% due 12/20/2032	95	105

Total U.S. Government Agencies (Cost $125,781)		126,824

U.S. TREASURY OBLIGATIONS 12.6%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	11,314	12,350
0.625% due 07/15/2021 (g)(h)	1,839	2,107
1.125% due 01/15/2021 (h)	1,789	2,112
1.250% due 07/15/2020 (g)(h)	2,112	2,526
1.375% due 01/15/2020	745	889
U.S. Treasury Notes
0.375% due 11/15/2015	12,200	12,221
0.750% due 10/31/2017 (h)	700	702
0.750% due 12/31/2017	600	601

Total U.S. Treasury Obligations (Cost $33,217)		33,508

MORTGAGE-BACKED SECURITIES 5.9%
American Home Mortgage Investment Trust
2.291% due 10/25/2034	139	138
2.457% due 02/25/2045	37	37
Banc of America Funding Corp.
0.484% due 07/25/2037	252	209
2.631% due 05/25/2035	899	924
Banc of America Large Loan Trust
2.503% due 11/15/2015	90	91
Banc of America Mortgage Trust
3.093% due 03/25/2033	570	558
3.127% due 08/25/2034	551	551
Bear Stearns Adjustable Rate Mortgage Trust
2.471% due 04/25/2033	30	30
2.726% due 02/25/2033	1	1
2.959% due 02/25/2033	3	2
2.968% due 08/25/2035^	92	78
3.068% due 01/25/2034	26	27
Bear Stearns Alt-A Trust
2.768% due 05/25/2035	142	130
2.926% due 09/25/2035	34	28
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	112
5.471% due 01/12/2045	300	346
Citigroup Mortgage Loan Trust, Inc.
0.274% due 01/25/2037	123	68
2.570% due 10/25/2035	35	35
2.600% due 05/25/2035	51	51
Commercial Mortgage Pass-Through Certificates
5.383% due 02/15/2040	300	329
5.448% due 01/15/2049	24	24
Countrywide Home Loan Mortgage Pass-Through Trust
2.541% due 02/20/2036	126	98
2.800% due 02/20/2035	161	154
2.927% due 11/25/2034	95	89
Credit Suisse Mortgage Capital Certificates
2.815% due 09/26/2047	895	868

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DBRR Trust
0.853% due 02/25/2045		$399	$400
Deutsche Mortgage Securities, Inc.
5.228% due 06/26/2035		200	204
German Residential Asset Note Distributor PLC
1.611% due 01/20/2021	EUR	415	531
GMAC Mortgage Corp. Loan Trust
3.238% due 11/19/2035		$59	55
Granite Master Issuer PLC
0.343% due 12/20/2054		660	648
0.403% due 12/20/2054		94	93
0.814% due 12/20/2054	GBP	126	188
Granite Mortgages PLC
0.887% due 09/20/2044		51	77
Great Hall Mortgages PLC
0.410% due 06/18/2039		$319	288
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	106
GS Mortgage Securities Corp.
1.103% due 03/06/2020		141	141
GSR Mortgage Loan Trust
2.662% due 09/25/2035		282	292
2.752% due 06/25/2034		52	51
5.111% due 11/25/2035		403	398
JPMorgan Chase Commercial Mortgage Securities Corp.
5.640% due 03/18/2051		300	341
JPMorgan Mortgage Trust
5.750% due 01/25/2036		96	91
Mellon Residential Funding Corp.
0.643% due 12/15/2030		249	242
Merrill Lynch Floating Trust
0.740% due 07/09/2021		395	390
Merrill Lynch Mortgage Investors Trust
0.454% due 11/25/2035		20	19
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		300	342
Morgan Stanley Capital Trust
5.809% due 12/12/2049		100	117
Opera Finance PLC
0.741% due 04/25/2017	GBP	80	122
Opteum Mortgage Acceptance Corp.
0.484% due 12/25/2035		$150	129
Prime Mortgage Trust
0.604% due 02/25/2019		1	1
0.604% due 02/25/2034		12	11
Radamantis European Loan Conduit PLC
0.681% due 10/25/2015	GBP	31	46
Structured Adjustable Rate Mortgage Loan Trust
1.578% due 01/25/2035		$100	76
2.586% due 02/25/2034		142	144
2.652% due 08/25/2034		196	193
Structured Asset Mortgage Investments, Inc.
0.334% due 03/25/2037		195	135
0.453% due 07/19/2035		79	75
0.484% due 02/25/2036		42	30
Structured Asset Securities Corp.
2.531% due 01/25/2032		3	2
2.739% due 10/28/2035		531	468
UBS Commercial Mortgage Trust
0.778% due 07/15/2024		388	385
Wachovia Bank Commercial Mortgage Trust
0.283% due 06/15/2020		336	331
0.343% due 06/15/2020		900	871
5.012% due 12/15/2035		147	150
WaMu Mortgage Pass-Through Certificates
0.474% due 12/25/2045		41	39

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	81

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.494% due 10/25/2045		$264	$246
0.620% due 11/25/2034		134	127
0.907% due 01/25/2047		50	45
1.371% due 05/25/2041		10	9
1.577% due 06/25/2042		37	35
2.571% due 09/25/2046		94	83
Washington Mutual MSC Mortgage Pass-Through Certificates
2.232% due 02/25/2033		4	4
Wells Fargo Mortgage-Backed Securities Trust
2.636% due 06/25/2035		389	399
2.673% due 10/25/2035		1,480	1,464

Total Mortgage-Backed Securities (Cost $15,185)			15,612

ASSET-BACKED SECURITIES 6.0%
ACA CLO Ltd.
0.551% due 07/25/2018		76	76
Avalon Capital Ltd.
0.558% due 02/24/2019		380	379
Avenue CLO Fund Ltd.
0.562% due 10/30/2017		593	587
Avoca CLO PLC
0.547% due 01/16/2023	EUR	199	250
Bear Stearns Asset-Backed Securities Trust
0.264% due 01/25/2037		$24	24
1.204% due 10/25/2037		267	226
Cadogan Square CLO BV
0.571% due 01/17/2023	EUR	389	486
Citibank Omni Master Trust
2.953% due 08/15/2018		$200	207
Countrywide Asset-Backed Certificates
0.574% due 12/25/2034		2,490	2,426
0.684% due 12/25/2031		18	11
CSAM Funding
0.744% due 10/15/2016		190	191
Dryden Leveraged Loan CDO
0.539% due 05/22/2017		306	303
Educational Services of America, Inc.
1.354% due 09/25/2040		466	481
Four Corners CLO
0.571% due 01/26/2020		539	534
Franklin CLO Ltd.
0.540% due 06/15/2018		812	797
GE-WMC Mortgage Securities LLC
0.244% due 08/25/2036		4	2
Goldentree Loan Opportunities Ltd.
0.998% due 10/18/2021		500	496
Gulf Stream Compass CLO Ltd.
0.562% due 01/24/2020		1,262	1,257
Halcyon Structured Asset Management Long/Short Ltd.
0.495% due 10/12/2018		384	383
0.521% due 08/07/2021		968	957
Landmark CDO Ltd.
0.579% due 07/15/2018		573	567
Long Beach Mortgage Loan Trust
0.764% due 10/25/2034		6	5
Massachusetts Educational Financing Authority
1.251% due 04/25/2038		91	92
Mercator CLO PLC
0.461% due 02/18/2024	EUR	184	228
Morgan Stanley ABS Capital
0.254% due 07/25/2036		$22	9
Morgan Stanley Investment Management Croton Ltd.
0.564% due 01/15/2018		288	286

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Neptune Finance CCS Ltd.
0.917% due 04/20/2020		$400	$398
Pacifica CDO Ltd.
0.561% due 01/26/2020		379	377
Panhandle-Plains Higher Education Authority, Inc.
1.414% due 10/01/2035		272	276
RAAC Series
0.684% due 03/25/2037		200	180
Securitized Asset-Backed Receivables LLC
0.264% due 12/25/2036^		60	18
SLC Student Loan Trust
0.370% due 11/15/2021		78	78
4.750% due 06/15/2033		269	255
SLM Student Loan Trust
0.420% due 03/15/2017		35	35
0.463% due 12/15/2023	EUR	496	622
0.953% due 10/16/2023		$437	439
1.303% due 12/15/2021		216	217
1.801% due 04/25/2023		100	104
South Carolina Student Loan Corp.
1.037% due 03/02/2020		300	302
Stanfield Bristol CLO Ltd.
0.550% due 10/15/2019		337	336
Stone Tower CLO Ltd.
0.547% due 05/26/2017		275	257
Structured Asset Investment Loan Trust
0.564% due 10/25/2035		64	62
0.909% due 03/25/2034		168	155
1.179% due 10/25/2033		247	238
Wood Street CLO BV
0.602% due 11/22/2021	EUR	235	296

Total Asset-Backed Securities (Cost $15,750)			15,905

SOVEREIGN ISSUES 12.2%
Autonomous Community of Valencia Spain
3.250% due 07/06/2015		300	370
Hydro-Quebec
2.000% due 06/30/2016		$1,800	1,873
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	100	129
3.750% due 08/01/2015		1,000	1,320
3.750% due 04/15/2016		100	132
4.250% due 07/01/2014		200	264
4.250% due 08/01/2014		600	795
4.500% due 07/15/2015		3,000	4,019
4.750% due 09/15/2016		100	136
4.750% due 05/01/2017		1,100	1,484
4.750% due 06/01/2017		600	809
5.250% due 08/01/2017		400	551
Italy Certificati Di Credito Del Tesoro
0.000% due 05/30/2014		1,600	2,017
Kommunalbanken A/S
1.375% due 06/08/2017		$900	917
Mexico Government International Bond
5.000% due 06/16/2016 (c)	MXN	3,459	316
6.250% due 06/16/2016		4,800	410
9.000% due 06/20/2013		92,000	7,536
Province of Ontario
0.950% due 05/26/2015		$1,700	1,717
1.100% due 10/25/2017		1,100	1,103
1.650% due 09/27/2019		300	300
3.150% due 06/02/2022	CAD	1,000	1,024
3.200% due 09/08/2016		200	208
4.000% due 06/02/2021		300	328
4.300% due 03/08/2017		1,300	1,409

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.400% due 06/02/2019	CAD	100	$111
Province of Quebec
4.250% due 12/01/2021		300	332
Spain Government International Bond
3.000% due 04/30/2015	EUR	100	130
3.750% due 10/31/2015		2,100	2,750

Total Sovereign Issues (Cost $31,681)			32,490

		SHARES
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
DG Funding Trust
0.636% due 04/29/2013 (d)		65	472

Total Preferred Securities (Cost $687)			472

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.7%

CERTIFICATES OF DEPOSIT 1.2%
Dexia Credit Local S.A.
1.400% due 09/20/2013		$400	401
1.500% due 09/27/2013		400	401
1.700% due 09/06/2013		1,100	1,104
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		800	794
0.000% due 11/01/2013		400	396

			3,096

COMMERCIAL PAPER 2.3%
ConAgra Foods, Inc.
0.470% due 04/10/2013		300	300
Entergy Corp.
0.840% due 05/13/2013		1,500	1,499
0.850% due 05/28/2013		300	300
Kansas City Power & Light Co.
0.850% due 04/18/2013		300	300
Santander S.A.
2.200% due 04/02/2013		2,100	2,100
Standard Chartered Bank
0.950% due 09/26/2013		600	599
Vodafone Group PLC
0.700% due 02/10/2014		600	596
Xstrata Finance Dubai Ltd.
0.470% due 04/01/2013		500	500

			6,194

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 04/01/2013		488	488

(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $500. Repurchase proceeds are $488.)

MEXICO TREASURY BILLS 3.8%
4.224% due 04/18/2013 - 06/20/2013 (b)	MXN	126,700	10,182

U.S. TREASURY BILLS 0.1%
0.140% due 02/06/2014 (i)		$290	290

82	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 6.1%
PIMCO Short-Term Floating NAV Portfolio	88	$1
PIMCO Short-Term Floating NAV Portfolio III	1,614,804	16,137

		16,138

Total Short-Term Instruments (Cost $36,159)		36,388

Total Investments 119.1% (Cost $312,999)		$316,465

Written Options (k) (0.0%) (Premiums $143)		(42)

Other Assets and Liabilities (Net) (19.1%)		(50,731)

Net Assets 100.0%		$265,692

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Principal only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Fund.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $5,030 at a weighted average interest rate of 0.135%.
(g)	Securities with an aggregate market value of $251 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	4	$2
3-Month Euribor June Futures	Long	06/2015	1	0
3-Month Euribor March Futures	Long	03/2015	1	0
90-Day Eurodollar December Futures	Long	12/2015	308	(46)
90-Day Eurodollar June Futures	Long	06/2015	85	23
90-Day Eurodollar March Futures	Long	03/2016	34	8

				$(13)

(h)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $318 and cash of $9 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)
CDX.BP.IG-19 5-Year Index	1.000%	12/20/2017	$	200	$2	$0

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	44,800	$332	$24
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		2,600	149	(7)

						$481	$17

(i)	Securities with an aggregate market value of $290 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	83

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

(j)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	BOA	1.000%	06/20/2017	0.318%	$	100	$3	$1	$2
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	0.486%		200	3	(3)	6
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2018	0.757%		800	10	(4)	14
Berkshire Hathaway Finance Corp.	DUB	1.000%	06/20/2017	0.640%		100	2	(2)	4
Berkshire Hathaway Finance Corp.	FBF	1.000%	09/20/2017	0.684%		200	3	(2)	5
Berkshire Hathaway Finance Corp.	UAG	1.000%	09/20/2017	0.684%		200	3	(2)	5
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.024%		500	0	(1)	1
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.024%		200	0	0	0
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.185%		200	(1)	(3)	2
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.916%		600	1	(6)	7
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.994%		200	0	(1)	1
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.024%		700	0	(1)	1
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.916%		100	0	(1)	1
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.916%		500	1	(5)	6
China Government International Bond	CBK	1.000%	06/20/2016	0.407%		200	4	2	2
China Government International Bond	JPM	1.000%	06/20/2016	0.407%		400	8	4	4
China Government International Bond	UAG	1.000%	06/20/2016	0.407%		200	4	2	2
Export-Import Bank of China	DUB	1.000%	12/20/2016	0.554%		300	5	(24)	29
General Electric Capital Corp.	BRC	4.400%	12/20/2013	0.163%		100	3	0	3
General Electric Capital Corp.	BRC	4.700%	12/20/2013	0.163%		200	7	0	7
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.163%		300	9	0	9
General Electric Capital Corp.	CBK	4.200%	12/20/2013	0.163%		300	9	0	9
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.163%		200	6	0	6
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.163%		300	9	0	9
Japan Government International Bond	BOA	1.000%	12/20/2015	0.430%		400	6	7	(1)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.456%		400	7	6	1
Japan Government International Bond	BRC	1.000%	06/20/2015	0.361%		400	6	6	0
Japan Government International Bond	JPM	1.000%	03/20/2016	0.456%		1,200	20	10	10
Japan Government International Bond	MYC	1.000%	06/20/2017	0.599%		200	3	0	3
Japan Government International Bond	UAG	1.000%	12/20/2015	0.430%		400	6	6	0
MetLife, Inc.	BOA	1.000%	12/20/2014	0.386%		900	10	(16)	26
MetLife, Inc.	CBK	1.000%	12/20/2014	0.386%		100	1	(2)	3
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.591%		500	6	(3)	9
Mexico Government International Bond	MYC	1.000%	03/20/2018	0.932%		1,100	4	(2)	6
NRG Energy, Inc.	GST	5.000%	12/20/2019	4.206%		500	30	7	23
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.255%	EUR	900	(1)	(17)	16
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.279%	$	300	7	4	3
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.279%		400	9	8	1
United Kingdom Gilt	GST	1.000%	03/20/2015	0.207%		100	2	1	1
United Kingdom Gilt	GST	1.000%	03/20/2016	0.279%		100	3	2	1
United Kingdom Gilt	GST	1.000%	09/20/2016	0.317%		600	14	10	4
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.317%		1,000	24	8	16
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.294%		700	16	12	4
Venezuela Government International Bond	DUB	5.000%	03/20/2015	6.748%		100	(3)	0	(3)

							$259	$1	$258

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$	1,000	$45	$87	$(42)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		200	9	25	(16)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		700	32	78	(46)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		900	40	113	(73)
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		96	2	0	2
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049		100	(3)	(6)	3
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049		300	(9)	(17)	8
CMBX.NA.AAA.3 Index	GST	0.080%	12/13/2049		100	(3)	(4)	1
CMBX.NA.AAA.4 Index	CBK	0.350%	02/17/2051		300	(9)	(11)	2

						$104	$265	$(161)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

84	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC	MXN	300	$0	$0	$0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		900	0	(1)	1
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		12,000	26	(4)	30
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		5,000	11	(2)	13
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		10,000	22	(2)	24
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		9,600	21	0	21
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		4,000	8	0	8

							$88	$(9)	$97

(k)	Written options outstanding as of March 31, 2013:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	1,500	$3	$(2)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,500	3	(3)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		300	1	(1)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		300	1	(1)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		300	1	(1)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		300	1	(1)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.300%	04/29/2013	$	5,600	10	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		5,700	10	(1)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		4,800	9	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	06/17/2013		8,900	19	(8)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	4,000	21	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,800	9	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		2,700	16	(1)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	2,500	7	(9)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,500	18	(7)

								$129	$(39)

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY	83.000	04/04/2013	$	2,700	$8	$0
Put - OTC USD versus JPY	BPS		85.000	04/04/2013		900	2	0
Call - OTC USD versus JPY	BPS		95.000	04/04/2013		900	4	(3)

							$14	$(3)

Transactions in written call and put options for the period ended March 31, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$41,400	EUR	0	$434
Sales	85	177,600		23,900	568
Closing Buys	0	(23,600)		(5,600)	(48)
Expirations	(85)	(133,100)		(5,600)	(755)
Exercised	0	(27,800)		0	(56)

Balance at 03/31/2013	0	$34,500	EUR	12,700	$143

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	85

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

(l)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	3,074	$	1,564	FBF	$42	$0	$42
04/2013		3,074		1,527	UAG	5	0	5
04/2013	EUR	9,523		12,421	FBF	214	0	214
04/2013		2,912		3,785	RYL	52	0	52
04/2013	JPY	43,562		489	BRC	27	0	27
04/2013		43,563		489	UAG	26	0	26
04/2013	MXN	5,046		395	BOA	0	(12)	(12)
04/2013		25,033		1,960	UAG	0	(67)	(67)
04/2013	$	1,527	BRL	3,074	FBF	0	(5)	(5)
04/2013		1,487		3,074	UAG	35	0	35
04/2013		15,991	EUR	12,435	HUS	0	(52)	(52)
04/2013		77	MXN	1,006	DUB	5	0	5
04/2013		47		610	FBF	2	0	2
04/2013		626		8,112	HUS	31	0	31
04/2013		940		12,223	JPM	49	0	49
04/2013		235		3,082	MSC	15	0	15
05/2013	EUR	270	$	346	DUB	0	0	0
05/2013		12,435		15,995	HUS	52	0	52
05/2013		1,787		2,266	JPM	0	(26)	(26)
05/2013	MXN	17,678		1,366	BPS	0	(57)	(57)
05/2013		21,272		1,670	UAG	0	(46)	(46)
06/2013	CAD	3,490		3,394	BRC	0	(35)	(35)
06/2013	EUR	95		124	BRC	2	0	2
06/2013		523		678	RBC	7	0	7
06/2013	GBP	30		45	JPM	0	(1)	(1)
06/2013		568		858	RYL	0	(5)	(5)
06/2013	MXN	13,417		1,046	BOA	0	(32)	(32)
06/2013		78,225		6,070	BPS	0	(219)	(219)
06/2013		5,171		413	CBK	0	(2)	(2)
06/2013		14,440		1,124	GLM	0	(37)	(37)
06/2013		19,803		1,577	HUS	0	(15)	(15)
06/2013		30,712		2,402	JPM	0	(67)	(67)
06/2013		14,472		1,129	UAG	0	(35)	(35)
06/2013	$	1,552	BRL	3,074	FBF	0	(41)	(41)
06/2013		1,945	MXN	25,033	UAG	66	0	66
08/2013	EUR	200	$	252	BPS	0	(4)	(4)
08/2013	$	100	IDR	992,000	JPM	0	0	0
09/2013	EUR	1,800	$	2,262	BOA	0	(49)	(49)
01/2014		800		1,010	BPS	0	(18)	(18)
04/2014		100		127	CBK	0	(2)	(2)
05/2014		800		1,012	BPS	0	(18)	(18)
06/2014		100		127	FBF	0	(2)	(2)

						$630	$(847)	$(217)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$4,933	$0	$4,933
Corporate Bonds & Notes
Banking & Finance	0	38,162	752	38,914
Industrials	0	8,434	0	8,434
Utilities	0	2,284	0	2,284
Municipal Bonds & Notes
Louisiana	0	401	0	401
New Jersey	0	100	0	100
New York	0	98	0	98
Texas	0	102	0	102
U.S. Government Agencies	0	125,973	851	126,824
U.S. Treasury Obligations	0	33,508	0	33,508
Mortgage-Backed Securities	0	14,871	741	15,612

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Asset-Backed Securities	$0	$14,013	$1,892	$15,905
Sovereign Issues	0	32,490	0	32,490
Preferred Securities
Banking & Finance	0	0	472	472
Short-Term Instruments
Certificates of Deposit	0	3,096	0	3,096
Commercial Paper	0	6,194	0	6,194
Repurchase Agreements	0	488	0	488
Mexico Treasury Bills	0	10,182	0	10,182
U.S. Treasury Bills	0	290	0	290
Central Funds Used for Cash Management Purposes	16,138	0	0	16,138
	$16,138	$295,619	$4,708	$316,465

86	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Financial Derivative Instruments - Assets
Credit Contracts	$0	$278	$0	$278
Foreign Exchange Contracts	0	630	0	630
Interest Rate Contracts	33	121	0	154
	$33	$1,029	$0	$1,062

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(181)	$0	$(181)
Foreign Exchange Contracts	0	(850)	0	(850)
Interest Rate Contracts	(46)	(46)	0	(92)
	$(46)	$(1,077)	$0	$(1,123)

Totals	$16,125	$295,571	$4,708	$316,404

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$200	$700	$0	$0	$0	$52	$0	$(200)	$752	$52
U.S. Government Agencies	1,120	0	(303)	0	0	34	0	0	851	5
Mortgage-Backed Securities	0	740	0	0	0	1	0	0	741	1
Asset-Backed Securities	227	1,428	(231)	0	4	(17)	481	0	1,892	(18)
Preferred Securities
Banking & Finance	487	0	0	0	0	(15)	0	0	472	(14)

Totals	$2,034	$2,868	$(534)	$0	$4	$55	$481	$(200)	$4,708	$26

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$752	Third Party Vendor	Broker Quote	107.50
U.S. Government Agencies	851	Third Party Vendor	Broker Quote	100.10
Mortgage-Backed Securities	741	Benchmark Pricing	Base Price	100.00-113.50
Asset-Backed Securities	1,411	Benchmark Pricing	Base Price	93.34-99.13
	481	Third Party Vendor	Broker Quote	103.25
Preferred Securities
Banking & Finance	472	Benchmark Pricing	Base Price	$ 7,258.66

Total	$4,708

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	87

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

March 31, 2013

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$1	$1
Unrealized appreciation on foreign currency contracts	0	0	0	630	0	630
Unrealized appreciation on OTC swap agreements	0	278	0	0	97	375

	$0	$278	$0	$630	$98	$1,006

Liabilities:
Written options outstanding	$0	$0	$0	$3	$39	$42
Variation margin payable on financial derivative instruments (2)	0	0	0	0	26	26
Unrealized depreciation on foreign currency contracts	0	0	0	847	0	847
Unrealized depreciation on OTC swap agreements	0	181	0	0	0	181

	$0	$181	$0	$850	$65	$1,096

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$104	$104
Net realized gain on written options	0	0	0	0	708	708
Net realized gain on swaps	0	857	0	0	692	1,549
Net realized (loss) on foreign currency transactions	0	0	0	(428)	0	(428)

	$0	$857	$0	$(428)	$1,504	$1,933

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$137	$137
Net change in unrealized appreciation (depreciation) on written options	0	0	0	11	(319)	(308)
Net change in unrealized (depreciation) on swaps	0	(72)	0	0	(411)	(483)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	365	0	365

	$0	$(72)	$0	$376	$(593)	$(289)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(13) and open centrally cleared swaps cumulative appreciation/(depreciation) of $17 as reported in the Notes to Schedule of Investments.

(o)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(62)	$0	$(62)
BPS	(320)	290	(30)
BRC	72	0	72
CBK	23	0	23
DUB	21	0	21
FBF	213	(260)	(47)
GLM	(17)	0	(17)
GST	55	(260)	(205)
HUS	70	0	70
JPM	(16)	0	(16)
MSC	15	(40)	(25)
MYC	71	(35)	36
RBC	7	0	7
RYL	46	0	46
UAG	14	0	14

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

88	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Moderate Duration Fund

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
Novelis, Inc.
3.750% due 03/10/2017	$2,346	$2,381

Total Bank Loan Obligations (Cost $2,331)		2,381

CORPORATE BONDS & NOTES 26.0%

BANKING & FINANCE 21.4%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	2,100	2,108
Ally Financial, Inc.
3.492% due 02/11/2014	900	917
4.500% due 02/11/2014	4,500	4,607
4.625% due 06/26/2015	3,100	3,245
6.000% due 02/15/2019	12	12
6.000% due 03/15/2019	51	51
6.100% due 09/15/2019	52	53
6.150% due 08/15/2019	85	85
6.150% due 09/15/2019	37	37
6.200% due 04/15/2019	84	84
6.250% due 07/15/2019	30	30
6.350% due 02/15/2016	60	60
6.350% due 07/15/2019	10	10
6.400% due 12/15/2018	15	15
6.500% due 06/15/2018	30	30
6.600% due 05/15/2018	14	14
6.650% due 08/15/2016	10	10
6.700% due 06/15/2018	27	27
6.700% due 06/15/2019	20	20
6.750% due 08/15/2016	20	20
6.750% due 11/15/2016	10	10
6.750% due 07/15/2018	41	41
6.750% due 10/15/2018	10	10
6.750% due 05/15/2019	84	84
6.750% due 06/15/2019	38	38
6.800% due 09/15/2016	62	62
6.800% due 10/15/2018	35	35
6.875% due 07/15/2018	21	21
6.900% due 06/15/2017	25	25
6.900% due 07/15/2018	107	107
6.900% due 08/15/2018	17	17
7.000% due 08/15/2016	22	22
7.000% due 11/15/2016	27	27
7.000% due 12/15/2016	20	20
7.000% due 07/15/2017	59	59
7.000% due 02/15/2018	26	26
7.000% due 05/15/2018	51	51
7.000% due 08/15/2018	11	11
7.000% due 09/15/2018	15	15
7.050% due 03/15/2018	49	49
7.050% due 04/15/2018	11	11
7.200% due 10/15/2017	10	10
7.250% due 09/15/2017	214	214
7.250% due 08/15/2018	53	53
7.300% due 01/15/2018	10	10
7.375% due 11/15/2016	56	56
7.375% due 04/15/2018	21	21
7.500% due 12/15/2017	10	10
8.000% due 11/01/2031	10,000	12,650
American Express Bank FSB
0.502% due 06/12/2017	18,000	17,870
5.500% due 04/16/2013	400	401
American International Group, Inc.
3.650% due 01/15/2014	32,200	32,967
3.750% due 11/30/2013	6,000	6,123
5.450% due 05/18/2017	5,100	5,855

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.765% due 11/15/2017	GBP	26,067	$47,468
6.797% due 11/15/2017	EUR	1,995	3,114
8.175% due 05/15/2068		$600	811
8.250% due 08/15/2018		6,650	8,639
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		2,600	2,646
Australia & New Zealand Banking Group Ltd.
1.143% due 05/08/2013		4,700	4,702
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		20,000	21,150
Banco Santander Brasil S.A.
2.380% due 03/18/2014		500	501
Bank of America Corp.
0.620% due 08/15/2016		900	872
7.375% due 05/15/2014		13,700	14,665
Bank of America N.A.
0.560% due 06/15/2016		17,500	17,044
Bankia S.A.
3.500% due 12/14/2015	EUR	2,400	3,100
Banque PSA Finance S.A.
2.205% due 04/04/2014		$3,400	3,371
Bear Stearns Cos. LLC
7.250% due 02/01/2018		12,630	15,719
BNP Paribas S.A.
0.705% due 04/08/2013		7,900	7,900
BPCE S.A.
2.375% due 10/04/2013		600	606
Citigroup, Inc.
0.551% due 06/09/2016		26,300	25,384
1.755% due 01/13/2014		3,700	3,734
5.500% due 04/11/2013		14,853	14,870
6.000% due 12/13/2013		200	207
6.500% due 08/19/2013		886	906
Credit Suisse
5.000% due 05/15/2013		300	302
Dexia Credit Local S.A.
0.781% due 04/29/2014		6,800	6,759
Export-Import Bank of Korea
4.125% due 09/09/2015		100	108
5.875% due 01/14/2015		5,300	5,758
8.125% due 01/21/2014		500	529
FCE Bank PLC
7.250% due 07/15/2013	EUR	1,150	1,502
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$3,800	3,920
8.000% due 12/15/2016		1,100	1,322
Goldman Sachs Group, Inc.
0.702% due 07/22/2015		4,000	3,961
5.000% due 10/01/2014		4,215	4,464
HCP, Inc.
5.650% due 12/15/2013		5,000	5,173
Hyundai Capital Services, Inc.
6.000% due 05/05/2015		1,000	1,094
Industrial Bank of Korea
3.750% due 09/29/2016		500	541
ING Bank NV
1.681% due 06/09/2014		2,100	2,125
Intesa Sanpaolo SpA
2.688% due 02/24/2014		3,300	3,320
JPMorgan Chase & Co.
1.030% due 05/02/2014		11,900	11,977
4.750% due 03/01/2015		5,300	5,694
JPMorgan Chase Bank N.A.
0.610% due 06/13/2016		7,900	7,780
JPMorgan Chase Capital
1.234% due 09/30/2034		110	92

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Korea Development Bank
3.250% due 03/09/2016		$8,000	$8,484
8.000% due 01/23/2014		2,500	2,645
Korea Exchange Bank
4.875% due 01/14/2016		700	766
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		7,600	10,193
Merrill Lynch & Co., Inc.
0.000% due 05/02/2017		95	109
0.000% due 05/18/2017		95	113
0.510% due 05/30/2014	EUR	3,600	4,600
1.040% due 09/15/2026		$1,400	1,180
6.875% due 04/25/2018		2,050	2,478
6.875% due 11/15/2018		18,000	22,134
Morgan Stanley
1.281% due 04/29/2013		7,500	7,504
2.792% due 05/14/2013		1,800	1,805
3.450% due 11/02/2015		18,300	19,190
5.375% due 10/15/2015		12,700	13,879
National Australia Bank Ltd.
1.025% due 04/11/2014		12,500	12,593
Principal Life Income Funding Trusts
5.300% due 04/24/2013		1,900	1,905
Rabobank Group
11.000% due 06/30/2019 (d)		21,900	29,474
Regions Financial Corp.
7.750% due 11/10/2014		9,600	10,588
Royal Bank of Scotland Group PLC
5.000% due 11/12/2013		100	102
SLM Corp.
0.533% due 06/17/2013	EUR	1,150	1,478
5.050% due 11/14/2014		$1,200	1,271
6.250% due 01/25/2016		7,800	8,561
8.450% due 06/15/2018		10,000	11,900
8.780% due 09/15/2016	MXN	131,600	10,572
Springleaf Finance Corp.
6.900% due 12/15/2017		$3,900	3,954
SSIF Nevada LP
1.005% due 04/14/2014		20,100	20,225
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		11,300	11,430
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		300	323
Wachovia Corp.
0.674% due 10/15/2016		5,200	5,145
5.500% due 05/01/2013		700	703

			577,550

INDUSTRIALS 2.8%
America Movil S.A.B. de C.V.
5.750% due 01/15/2015		75	81
Amgen, Inc.
6.150% due 06/01/2018		6,200	7,551
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013		90	90
Caterpillar, Inc.
0.459% due 05/21/2013		300	300
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022		27	31
Daimler Finance North America LLC
1.480% due 09/13/2013		1,600	1,606
Hewlett-Packard Co.
6.125% due 03/01/2014		7,396	7,743
JetBlue Airways Pass-Through Trust
0.655% due 06/15/2015		56	56

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	89

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Marks & Spencer PLC
6.250% due 12/01/2017	$1,600	$1,805
Petrobras International Finance Co.
7.875% due 03/15/2019	400	489
Philip Morris International, Inc.
4.875% due 05/16/2013	5,100	5,129
RR Donnelley & Sons Co.
5.500% due 05/15/2015	3	3
Teva Pharmaceutical Finance Co. BV
1.193% due 11/08/2013	23,200	23,321
Time Warner, Inc.
5.875% due 11/15/2016	1,600	1,862
UAL Pass-Through Trust
10.400% due 05/01/2018	74	86
United Technologies Corp.
0.557% due 12/02/2013	25,800	25,859

		76,012

UTILITIES 1.8%
BellSouth Corp.
4.020% due 04/26/2021	15,200	15,232
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015	5,000	5,712
DTE Energy Co.
0.987% due 06/03/2013	1,400	1,401
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	14,000	15,178
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	10,200	10,842
Southern California Edison Co.
5.000% due 01/15/2014	50	52
Southwestern Electric Power Co.
6.450% due 01/15/2019	135	165

		48,582

Total Corporate Bonds & Notes (Cost $670,329)		702,144

MUNICIPAL BONDS & NOTES 0.8%

CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040	100	137
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	139
7.550% due 04/01/2039	700	1,011
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	100
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	100	123
Contra Costa Community College District, California General Obligation Bonds, (BABs), Series 2010
6.504% due 08/01/2034	500	632
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	200	210
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	200	274

		2,626

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,100	1,350

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cook County, Illinois Township High School District No. 21 J. Sterling Morton General Obligation Bonds, (AGM/CR/AMBAC Insured), Series 2004
0.000% due 12/01/2017	$2,500	$2,127
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
0.223% due 01/01/2019	250	263

		3,740

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.280% due 06/15/2013	9,300	9,309
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	100	141

		9,450

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	1,000	1,265
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.664% due 12/15/2013	345	395
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	600	700
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	100	123

		2,483

TEXAS 0.1%
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	2,000	2,643

WISCONSIN 0.0%
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	800	923

Total Municipal Bonds & Notes (Cost $20,320)		21,865

U.S. GOVERNMENT AGENCIES 39.3%
Fannie Mae
0.264% due 07/25/2037	1,075	1,025
0.514% due 04/25/2037	1,006	1,010
0.634% due 11/25/2040	2,320	2,335
0.684% due 11/25/2040	1,991	2,006
0.754% due 06/25/2041	13,513	13,655
0.875% due 08/28/2017 - 12/20/2017	3,200	3,206
0.884% due 02/25/2041	629	635
1.250% due 01/30/2017	2,800	2,865
1.378% due 10/01/2044	65	67
2.020% due 04/01/2027	5	5
2.310% due 08/01/2022	200	202
2.500% due 10/01/2027 - 04/01/2028	86,748	90,081
2.549% due 02/01/2035	45	49
2.634% due 10/01/2037	42	46
2.840% due 06/01/2035	3,812	4,066
3.000% due 04/01/2028	6,000	6,310
3.500% due 04/01/2043	3,000	3,169

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 03/01/2029 - 05/01/2043	$159,518	$170,311
4.500% due 05/01/2018 - 05/01/2043	440,533	475,488
4.759% due 01/01/2027	28	29
5.000% due 02/13/2017 - 03/01/2035	1,972	2,188
5.012% due 03/01/2034	36	39
5.198% due 11/01/2035	29	31
5.375% due 06/12/2017	500	597
5.500% due 09/01/2024 - 05/01/2043	35,141	38,449
5.698% due 05/01/2037	77	83
5.759% due 05/01/2037	74	81
5.798% due 06/01/2036	44	48
5.841% due 02/01/2037	54	59
6.000% due 09/25/2016 - 01/01/2039	5,241	5,815
6.121% due 12/25/2042	240	280
6.216% due 09/01/2036	45	49
6.500% due 03/01/2017 - 06/25/2044	18,435	22,377
7.000% due 06/01/2016 - 05/01/2032	82	92
7.500% due 03/01/2015 - 07/25/2041	72	79
8.000% due 06/01/2015 - 08/01/2031	19	23
8.400% due 08/25/2019	1	1
Freddie Mac
0.353% due 07/15/2019 - 08/15/2019	2,624	2,625
0.433% due 02/15/2019	81	81
0.703% due 10/15/2040	2,912	2,938
0.750% due 01/12/2018	1,700	1,692
0.803% due 12/15/2037	1,568	1,585
0.875% due 03/07/2018	100	100
1.000% due 03/08/2017 - 09/29/2017	16,600	16,809
1.250% due 08/01/2019 - 10/02/2019	3,000	2,988
1.750% due 05/30/2019	700	722
2.375% due 01/13/2022	1,600	1,670
3.122% due 05/01/2035	70	74
3.750% due 03/27/2019	200	230
4.500% due 05/01/2030 - 04/01/2043	103,637	110,980
5.000% due 10/01/2033 - 07/01/2041	595	652
5.500% due 06/01/2017 - 07/01/2038	2,462	2,700
5.876% due 05/01/2037	102	111
6.000% due 09/01/2013 - 11/01/2037	657	725
6.500% due 12/01/2021 - 07/25/2043	205	228
7.000% due 04/01/2032 - 01/01/2033	62	74
8.400% due 08/15/2021	1	1
8.500% due 04/15/2025	141	164
Ginnie Mae
0.653% due 10/16/2030	12	13
0.803% due 02/16/2030	311	316
0.853% due 02/16/2030	195	199
1.625% due 11/20/2025 - 03/20/2028	173	180
1.750% due 06/20/2032 - 07/20/2034	61	64

90	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.125% due 11/20/2034	$5	$6
2.500% due 11/20/2017	10	10
3.000% due 03/20/2020	4	4
3.500% due 12/20/2017	7	8
5.500% due 01/15/2017 - 11/20/2032	17,501	20,122
5.750% due 08/20/2037	20	24
6.500% due 01/20/2034 - 08/20/2034	38	44
7.000% due 07/15/2031 - 12/15/2032	39	47
8.000% due 04/15/2017 - 11/15/2022	281	299
9.000% due 10/15/2017	1	1
9.500% due 08/15/2021 - 12/15/2021	7	9
Small Business Administration
4.340% due 03/01/2024	32	35
4.504% due 02/10/2014	5	6
4.727% due 02/10/2019	27,481	29,670
4.750% due 07/01/2025	8,516	9,468
5.130% due 09/01/2023	7	8
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	2,000	2,028
5.290% due 08/01/2017	5,000	5,088

Total U.S. Government Agencies (Cost $1,047,470)		1,061,649

U.S. TREASURY OBLIGATIONS 13.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	6,409	6,984
0.125% due 07/15/2022	2,403	2,623
0.625% due 07/15/2021 (g)(h)(i)	86,941	99,602
1.125% due 01/15/2021	947	1,118
1.250% due 07/15/2020	3,484	4,168
1.750% due 01/15/2028	440	560
2.000% due 01/15/2026	72,275	94,308
2.375% due 01/15/2025	17,835	23,996
2.500% due 01/15/2029	1,501	2,104
U.S. Treasury Notes
0.375% due 11/15/2015	14,700	14,725
0.625% due 11/30/2017 (i)	4,500	4,487
0.750% due 10/31/2017 (i)	45,500	45,653
0.750% due 12/31/2017	10,300	10,320
1.000% due 06/30/2019 (g)(h)	420	419
1.000% due 09/30/2019 (h)(i)	8,700	8,642
1.125% due 05/31/2019	10,500	10,561
1.500% due 08/31/2018 (g)(h)(i)	30,200	31,243
1.625% due 08/15/2022	100	99
1.750% due 05/15/2022	100	100
2.000% due 02/15/2023	300	304
2.625% due 04/30/2018	400	437
2.875% due 03/31/2018 (h)	400	442
3.500% due 02/15/2018	4,700	5,324
3.625% due 02/15/2020	900	1,047

Total U.S. Treasury Obligations (Cost $349,261)		369,266

MORTGAGE-BACKED SECURITIES 7.0%
Adjustable Rate Mortgage Trust
5.233% due 10/25/2035	225	211
American Home Mortgage Investment Trust
1.947% due 09/25/2045	4,913	4,742
2.457% due 02/25/2045	1,011	993
Banc of America Funding Corp.
0.443% due 05/20/2035	6,543	5,992

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.631% due 05/25/2035		$1,405	$1,444
2.687% due 02/20/2036		856	835
Banc of America Large Loan Trust
2.503% due 11/15/2015		6,335	6,387
Banc of America Mortgage Trust
2.915% due 02/25/2034		187	188
5.500% due 07/25/2035		460	466
Bear Stearns Adjustable Rate Mortgage Trust
2.573% due 04/25/2033		44	45
2.600% due 03/25/2035		655	662
2.726% due 02/25/2033		25	26
2.793% due 03/25/2035		239	241
2.847% due 01/25/2035		131	122
2.959% due 02/25/2033		50	45
3.018% due 02/25/2034		138	137
3.129% due 07/25/2034		99	97
Bear Stearns Alt-A Trust
0.474% due 08/25/2035		6,107	5,739
2.488% due 10/25/2033		44	41
2.768% due 05/25/2035		2,731	2,500
2.926% due 09/25/2035		942	797
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	112
5.471% due 01/12/2045		300	346
Chase Mortgage Finance Corp.
3.001% due 02/25/2037		893	891
Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2035		221	224
5.500% due 12/25/2036		6,574	6,654
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035		6,895	6,860
2.823% due 03/25/2034		110	110
3.111% due 09/25/2037^		52	42
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		145	165
Commercial Mortgage Pass-Through Certificates
5.383% due 02/15/2040		395	433
6.024% due 02/15/2041		12,100	14,270
Countrywide Alternative Loan Trust
0.374% due 05/25/2047		1,186	957
1.174% due 12/25/2035		154	113
Countrywide Home Loan Mortgage Pass-Through Trust
0.494% due 04/25/2035		209	161
2.800% due 02/20/2035		2,231	2,138
2.927% due 11/25/2034		1,325	1,248
5.000% due 08/25/2019		85	87
5.116% due 03/25/2034		1,620	1,594
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032		31	29
Credit Suisse Mortgage Capital Certificates
0.373% due 10/15/2021		867	851
4.910% due 04/26/2047		3,897	3,898
Credit Suisse Mortgage Pass-Through Certificates
5.311% due 12/15/2039		145	163
CW Capital Cobalt Commerical Mortgage Trust
5.223% due 08/15/2048		145	162
First Horizon Alternative Mortgage Securities
2.358% due 09/25/2035		113	97
First Horizon Mortgage Pass-Through Trust
5.500% due 01/25/2035		718	709
Granite Master Issuer PLC
0.319% due 12/20/2054	EUR	1,415	1,786
0.339% due 12/20/2054		3,491	4,406
0.403% due 12/20/2054		$1,069	1,049
0.734% due 12/20/2054	GBP	14,434	21,526
0.814% due 12/20/2054		7,641	11,397

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Granite Mortgages PLC
0.589% due 01/20/2044	EUR	185	$235
0.887% due 09/20/2044	GBP	999	1,501
0.891% due 01/20/2044		168	253
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$100	106
GS Mortgage Securities Corp.
1.103% due 03/06/2020		1,705	1,706
GSR Mortgage Loan Trust
2.675% due 09/25/2035		441	448
Harborview Mortgage Loan Trust
0.393% due 01/19/2038		8,420	6,719
Indymac Adjustable Rate Mortgage Trust
1.786% due 01/25/2032		31	29
Indymac Index Mortgage Loan Trust
0.454% due 02/25/2037		10,900	5,247
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		315	360
5.714% due 02/12/2049		60	70
JPMorgan Mortgage Trust
4.726% due 02/25/2034		160	161
4.863% due 02/25/2035		414	420
Mall Funding PLC
1.191% due 04/22/2017	GBP	6,495	9,529
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		$230	239
Mellon Residential Funding Corp.
1.063% due 08/15/2032		336	340
Merrill Lynch Mortgage Investors Trust
0.414% due 02/25/2036		1,034	923
0.454% due 11/25/2035		199	191
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		400	457
5.729% due 06/12/2050		150	172
Morgan Stanley Capital Trust
5.610% due 04/15/2049		212	215
5.692% due 04/15/2049		4,400	5,063
5.809% due 12/12/2049		310	364
Morgan Stanley Mortgage Loan Trust
2.440% due 06/25/2036		342	321
Morgan Stanley Re-REMIC Trust
5.787% due 08/15/2045		15,000	17,326
Prime Mortgage Trust
0.604% due 02/25/2019		9	8
0.604% due 02/25/2034		215	211
Residential Funding Mortgage Securities, Inc. Trust
3.275% due 09/25/2035^		524	430
3.502% due 09/25/2035		2,304	2,100
Structured Adjustable Rate Mortgage Loan Trust
2.639% due 07/25/2034		416	415
Structured Asset Mortgage Investments, Inc.
0.453% due 07/19/2035		2,384	2,258
1.043% due 10/19/2033		54	46
Structured Asset Securities Corp.
2.584% due 02/25/2032		16	16
Wachovia Bank Commercial Mortgage Trust
0.283% due 06/15/2020		2,158	2,129
5.509% due 04/15/2047		300	341
WaMu Mortgage Pass-Through Certificates
0.494% due 10/25/2045		682	636
0.524% due 01/25/2045		199	190
1.377% due 11/25/2042		173	166
2.212% due 02/27/2034		4	4
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 01/25/2035		4,106	4,110
2.641% due 03/25/2036		2,616	2,637

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	91

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.642% due 06/25/2035		$284	$288
2.683% due 03/25/2035		505	499
2.696% due 11/25/2034		5,426	5,477

Total Mortgage-Backed Securities (Cost $174,064)			188,544

ASSET-BACKED SECURITIES 4.0%
ACE Securities Corp.
0.694% due 08/25/2035		6,700	6,460
Babson CLO Inc.
0.542% due 11/10/2019		2,616	2,575
Bayview Financial Acquisition Trust
5.660% due 12/28/2036		1,161	1,188
Carrington Mortgage Loan Trust
0.304% due 05/25/2036		1	1
Centex Home Equity
4.670% due 09/25/2034		316	331
Conseco Finance
7.550% due 04/15/2032		9	10
First Franklin Mortgage Loan Trust
0.314% due 11/25/2036		3,511	3,466
Fremont Home Loan Trust
0.994% due 12/25/2029		102	77
Galaxy CLO Ltd.
0.541% due 04/25/2019		9,863	9,702
Halcyon Structured Asset Management Long/Short Ltd.
0.495% due 10/12/2018		4,227	4,212
Hillmark Funding
0.539% due 05/21/2021		6,800	6,645
HSBC Home Equity Loan Trust
0.463% due 01/20/2035		14	14
0.493% due 01/20/2034		1,578	1,571
Long Beach Mortgage Loan Trust
0.764% due 10/25/2034		87	78
Nelnet Student Loan Trust
1.001% due 07/25/2018		97	98
Pacifica CDO Ltd.
0.561% due 01/26/2020		3,942	3,919
Panhandle-Plains Higher Education Authority, Inc.
1.414% due 10/01/2035		3,463	3,515
Penta CLO S.A.
0.564% due 06/04/2024	EUR	32,826	39,898
SLM Student Loan Trust
0.381% due 04/26/2021		$122	122
0.953% due 10/16/2023		3,843	3,862
1.303% due 08/15/2023		8,670	8,757
3.500% due 08/17/2043		8,825	8,467
South Carolina Student Loan Corp.
0.751% due 01/25/2021		65	65
Structured Asset Securities Corp.
0.434% due 07/25/2035		39	39
1.704% due 04/25/2035		2,165	2,008

Total Asset-Backed Securities (Cost $102,214)			107,080

SOVEREIGN ISSUES 13.8%
Hydro-Quebec
0.563% due 09/30/2013 (d)		5,000	3,704
Indonesia Government International Bond
7.500% due 01/15/2016		2,900	3,335
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)	EUR	99	123
2.500% due 03/01/2015		8,700	11,241
2.750% due 12/01/2015		1,000	1,287
3.500% due 11/01/2017		1,000	1,284

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 04/15/2016	EUR	1,400	$1,853
3.750% due 08/01/2016		8,600	11,353
4.000% due 02/01/2017		10,300	13,622
4.250% due 08/01/2014		200	265
4.500% due 07/15/2015		19,300	25,855
4.750% due 09/15/2016		16,900	22,972
4.750% due 05/01/2017		22,800	30,750
4.750% due 06/01/2017		16,900	22,796
Italy Certificati Di Credito Del Tesoro
0.000% due 09/30/2014		6,700	8,360
Korea Housing Finance Corp.
4.125% due 12/15/2015		$5,000	5,398
Mexico Government International Bond
6.250% due 06/16/2016	MXN	158,100	13,508
9.000% due 06/20/2013		1,114,000	91,245
Panama Government International Bond
7.250% due 03/15/2015		$700	782
Province of British Columbia
3.250% due 12/18/2021	CAD	100	105
4.300% due 06/18/2042		200	227
Province of Ontario
0.950% due 05/26/2015		$4,900	4,948
1.100% due 10/25/2017		800	802
1.650% due 09/27/2019		15,000	15,017
2.850% due 06/02/2023	CAD	200	198
3.150% due 06/02/2022		20,000	20,477
3.200% due 09/08/2016		1,200	1,249
4.000% due 06/02/2021		3,600	3,940
4.200% due 03/08/2018		100	109
4.200% due 06/02/2020		200	221
4.300% due 03/08/2017		600	650
4.400% due 06/02/2019		1,100	1,225
5.500% due 06/02/2018		300	346
Province of Quebec
3.000% due 09/01/2023		3,400	3,372
3.500% due 12/01/2022		5,700	5,945
4.250% due 12/01/2021		20,200	22,369
4.500% due 12/01/2016		100	109
4.500% due 12/01/2017		900	991
4.500% due 12/01/2018		400	445
4.875% due 05/05/2014		$220	231
5.125% due 11/14/2016		25	29
Republic of Korea
4.250% due 06/01/2013		135	136
4.875% due 09/22/2014		900	955
Spain Government International Bond
3.750% due 10/31/2015	EUR	9,500	12,439
3.800% due 01/31/2017		400	519
4.250% due 10/31/2016		3,300	4,353

Total Sovereign Issues (Cost $369,200)			371,140

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		4,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%
DG Funding Trust
0.636% due 04/29/2013 (d)		912	6,626

		SHARES	MARKET VALUE (000S)
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		4,000	$5,087

Total Preferred Securities (Cost $13,560)			11,713

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.9%

CERTIFICATES OF DEPOSIT 1.7%
Dexia Credit Local S.A.
1.500% due 09/27/2013		$3,800	3,813
1.700% due 09/06/2013		18,900	18,976
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		22,600	22,414

			45,203

COMMERCIAL PAPER 1.0%
Nisource Finance Corp.
0.900% due 04/12/2013		3,700	3,699
1.014% due 04/04/2013		900	900
1.050% due 04/17/2013		2,100	2,099
Santander S.A.
2.200% due 04/02/2013		1,900	1,900
3.100% due 10/01/2013		7,700	7,661
Standard Chartered Bank
0.950% due 09/26/2013		6,700	6,690
Xstrata Finance Dubai Ltd.
0.470% due 04/01/2013		5,500	5,500

			28,449

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 04/01/2013		11,700	11,700
(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $11,937. Repurchase proceeds are $11,700.)

MEXICO TREASURY BILLS 1.0%
4.069% due 04/18/2013 - 06/20/2013 (b)	MXN	341,600	27,449

U.S. TREASURY BILLS 0.1%
0.136% due 02/06/2014 - 03/06/2014 (b)(i)		$1,370	1,368

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 3.7%
PIMCO Short-Term Floating NAV Portfolio		506	5
PIMCO Short-Term Floating NAV Portfolio III		9,909,411	99,025

			99,030

Total Short-Term Instruments (Cost $212,704)			213,199

Total Investments 113.0% (Cost $2,961,453)			$3,048,981

Written Options (k) (0.0%) (Premiums $1,295)			(510)

Other Assets and Liabilities (Net) (13.0%)			(350,577)

Net Assets 100.0%			$2,697,894

92	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Fund.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $59,767 at a weighted average interest rate of 0.142%.
(g)	Securities with an aggregate market value of $1,716 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	37	$21
3-Month Euribor June Futures	Long	06/2015	9	(2)
3-Month Euribor March Futures	Long	03/2015	11	(3)
90-Day Eurodollar December Futures	Long	12/2015	3,310	(524)
90-Day Eurodollar June Futures	Long	06/2015	234	64
90-Day Eurodollar March Futures	Long	03/2016	223	69
90-Day Eurodollar September Futures	Long	09/2015	65	95
U.S. Treasury 10-Year Note June Futures	Long	06/2013	116	103

				$(177)

(h)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $1,314 and cash of $1 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$	200	$0	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		210,400	1,558	247

						$1,558	$247

(i)	Securities with an aggregate market value of $5,349 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(j)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.916%	$	25,000	$58	$(310)	$368
Brazil Government International Bond	BRC	1.000%	03/20/2016	0.994%		16,500	9	(64)	73
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.916%		1,000	2	(16)	18
Brazil Government International Bond	FBF	1.000%	06/20/2015	0.864%		3,400	11	(39)	50
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.916%		1,200	3	(12)	15
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.916%		200	0	(2)	2
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.916%		500	1	(5)	6
China Government International Bond	RYL	1.000%	03/20/2015	0.278%		10,000	150	137	13
China Government International Bond	UAG	1.000%	03/20/2015	0.278%		25,000	376	355	21
General Electric Capital Corp.	BRC	1.270%	06/20/2013	0.163%		15,000	45	0	45
General Electric Capital Corp.	RYL	1.270%	06/20/2013	0.163%		10,000	30	0	30
Goldman Sachs Group, Inc.	FBF	1.000%	12/20/2014	0.510%		10,000	90	(210)	300
Indonesia Government International Bond	BPS	1.000%	06/20/2021	2.059%		2,600	(201)	(180)	(21)
Indonesia Government International Bond	BRC	1.000%	06/20/2016	0.975%		3,300	5	(55)	60
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.059%		1,500	(115)	(101)	(14)
Indonesia Government International Bond	FBF	1.000%	03/20/2016	0.935%		1,200	3	(27)	30
Indonesia Government International Bond	HUS	1.000%	06/20/2016	0.975%		1,300	2	(22)	24
Indonesia Government International Bond	RYL	1.000%	03/20/2016	0.935%		1,200	3	(27)	30
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.059%		1,300	(101)	(89)	(12)
Italy Government International Bond	BOA	1.000%	03/20/2018	2.954%		2,500	(217)	(186)	(31)
Italy Government International Bond	CBK	1.000%	03/20/2018	2.954%		800	(69)	(60)	(9)
Italy Government International Bond	DUB	1.000%	03/20/2018	2.954%		2,300	(200)	(170)	(30)
MetLife, Inc.	CBK	1.000%	12/20/2014	0.386%		5,800	64	(148)	212

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	93

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MetLife, Inc.	FBF	1.000%	12/20/2014	0.386%	$	1,200	$14	$(18)	$32
Morgan Stanley	FBF	1.000%	06/20/2013	0.238%		2,400	6	(76)	82
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.360%		5,000	97	(38)	135
Qatar Government International Bond	MYC	1.000%	03/20/2016	0.360%		3,000	58	(24)	82
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.233%	EUR	4,900	(1)	(69)	68
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.279%	$	1,300	29	17	12
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.279%		900	20	17	3

							$172	$(1,422)	$1,594

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$	2,500	$112	$146	$(34)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		600	27	79	(52)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		45,400	2,045	5,834	(3,789)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		600	27	68	(41)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		1,200	54	134	(80)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		193	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		579	10	0	10
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		1,640	2	0	2
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013		2,025	2	0	2
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049		800	(26)	(42)	16
CMBX.NA.AAA.3 Index	GST	0.080%	12/13/2049		100	(3)	(4)	1
CMBX.NA.AAA.4 Index	CBK	0.350%	02/17/2051		200	(6)	(7)	1

						$2,247	$6,208	$(3,961)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC	MXN	10,500	$5	$(6)	$11
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		31,400	16	(20)	36

							$21	$(26)	$47

(k)	Written options outstanding as of March 31, 2013:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	13,900	$26	$(25)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		13,900	31	(29)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		3,400	7	(6)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		3,400	7	(7)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		3,400	7	(6)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		3,400	7	(7)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.300%	04/29/2013	$	83,800	156	(13)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	06/17/2013		119,600	263	(104)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		44,600	134	(163)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		44,600	321	(137)

94	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	1,100	$5	$(4)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,100	5	(4)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		700	4	(3)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		700	3	(2)

								$976	$(510)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY	83.000	04/04/2013	$	150,000	$319	$0

Transactions in written call and put options for the period ended March 31, 2013:

	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	$571,000	EUR	0	$4,711
Sales	2,792,000		41,400	8,433
Closing Buys	(186,500)		0	(216)
Expirations	(2,676,800)		0	(11,514)
Exercised	(53,500)		0	(119)

Balance at 03/31/2013	$446,200	EUR	41,400	$1,295

(l)	Short sales outstanding as of March 31, 2013:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	04/01/2043	$1,000	$1,082	$(1,084)
Fannie Mae	6.000%	04/01/2043	3,900	4,273	(4,272)

				$5,355	$(5,356)

(m)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	30,320	$	15,422	FBF	$418	$0	$418
04/2013		30,320		15,056	UAG	52	0	52
04/2013	EUR	89,865		117,213	FBF	2,020	0	2,020
04/2013		27,612		35,885	RYL	491	0	491
04/2013	GBP	32,703		49,211	BPS	0	(479)	(479)
04/2013		1,500		2,254	RYL	0	(25)	(25)
04/2013		29,906		45,017	WST	0	(424)	(424)
04/2013	JPY	466,193		5,237	BRC	285	0	285
04/2013		466,194		5,229	UAG	276	0	276
04/2013	MXN	56,394		4,420	BOA	0	(139)	(139)
04/2013		221,829		17,078	DUB	0	(880)	(880)
04/2013		31,865		2,495	UAG	0	(85)	(85)
04/2013	$	15,056	BRL	30,320	FBF	0	(52)	(52)
04/2013		14,723		30,320	UAG	282	0	282
04/2013		400	MXN	5,103	BOA	13	0	13
04/2013		2,320		30,392	DUB	141	0	141
04/2013		492		6,342	FBF	22	0	22
04/2013		4,763		62,415	HUS	289	0	289
04/2013		1,828		23,400	JPM	66	0	66
04/2013		5,860		76,064	MSC	297	0	297
04/2013		3,901		49,979	UAG	145	0	145
05/2013	EUR	117,477	$	150,180	BPS	0	(436)	(436)
05/2013		2,663		3,417	DUB	3	0	3
05/2013	GBP	64,109		96,852	UAG	0	(543)	(543)
06/2013	CAD	62,595		60,795	DUB	0	(714)	(714)
06/2013	EUR	1,298		1,696	BRC	31	0	31
06/2013		3,088		4,002	FBF	41	0	41
06/2013		2,603		3,373	RBC	34	0	34
06/2013	MXN	300,298		24,073	BOA	0	(61)	(61)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	95

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
06/2013	MXN	393,996	$	30,492	BPS	$0	$(1,173)	$(1,173)
06/2013		50,680		4,052	CBK	0	(21)	(21)
06/2013		23,742		1,832	GLM	0	(76)	(76)
06/2013		202,978		16,161	HUS	0	(152)	(152)
06/2013		274,533		21,422	JPM	0	(645)	(645)
06/2013		187,347		14,979	UAG	0	(76)	(76)
06/2013	$	15,303	BRL	30,320	FBF	0	(402)	(402)
06/2013		528	EUR	407	CBK	0	(6)	(6)
06/2013		404	MXN	5,108	JPM	6	0	6
06/2013		2,476		31,865	UAG	84	0	84
08/2013		100	IDR	992,200	FBF	0	0	0
08/2013		500		4,960,000	JPM	1	0	1
09/2013	EUR	11,077	$	14,549	UAG	331	0	331
11/2013		21,525		27,815	FBF	174	0	174
12/2013		31,300		39,507	BOA	0	(706)	(706)
04/2014		500		634	CBK	0	(9)	(9)
06/2014		800		1,014	FBF	0	(15)	(15)
08/2014		200		253	BPS	0	(5)	(5)

						$5,502	$(7,125)	$(1,623)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$2,381	$0	$2,381
Corporate Bonds & Notes
Banking & Finance	0	577,441	109	577,550
Industrials	0	75,895	117	76,012
Utilities	0	48,582	0	48,582
Municipal Bonds & Notes
California	0	2,626	0	2,626
Illinois	0	3,740	0	3,740
New Jersey	0	9,450	0	9,450
New York	0	2,483	0	2,483
Texas	0	2,643	0	2,643
Wisconsin	0	923	0	923
U.S. Government Agencies	0	1,061,649	0	1,061,649
U.S. Treasury Obligations	0	369,266	0	369,266
Mortgage-Backed Securities	0	188,544	0	188,544
Asset-Backed Securities	0	107,080	0	107,080
Sovereign Issues	0	371,140	0	371,140
Convertible Preferred Securities
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	0	5,087	6,626	11,713
Short-Term Instruments
Certificates of Deposit	0	45,203	0	45,203

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Commercial Paper	$0	$28,449	$0	$28,449
Repurchase Agreements	0	11,700	0	11,700
Mexico Treasury Bills	0	27,449	0	27,449
U.S. Treasury Bills	0	1,368	0	1,368
Central Funds Used for Cash Management Purposes	99,030	0	0	99,030
	$99,030	$2,943,099	$6,852	$3,048,981

Short Sales, at value	$0	$(5,356)	$0	$(5,356)

Financial Derivative Instruments - Assets
Credit Contracts	0	1,746	0	1,746
Foreign Exchange Contracts	0	5,503	0	5,503
Interest Rate Contracts	352	293	0	645
	$352	$7,542	$0	$7,894

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(4,113)	0	(4,113)
Foreign Exchange Contracts	0	(7,125)	0	(7,125)
Interest Rate Contracts	(529)	(510)	0	(1,039)
	$(529)	$(11,748)	$0	$(12,277)

Totals	$98,853	$2,933,537	$6,852	$3,039,242

96	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$0	$0	$0	$0	$109	$0	$109	$0
Industrials	133	0	(16)	(1)	(1)	2	0	0	117	3
U.S. Government Agencies	70,218	(70,246)	0	0	0	28	0	0	0	0
Asset-Backed Securities	6,335	0	0	51	0	259	0	(6,645)	0	0
Convertible Preferred Securities
Industrials	1	0	0	0	0	(1)	0	0	0	0
Preferred Securities
Banking & Finance	6,828	0	0	0	0	(202)	0	0	6,626	(202)

Totals	$83,515	$(70,246)	$(16)	$50	$(1)	$86	$109	$(6,645)	$6,852	$(199)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$109	Benchmark Pricing	Base Price	114.50
Industrials	117	Third Party Vendor	Broker Quote	115.00-115.90
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (3)	—	—
Preferred Securities
Banking & Finance	6,626	Benchmark Pricing	Base Price	$7,258.66

Total	$6,852

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$25	$25
Unrealized appreciation on foreign currency contracts	0	0	0	5,502	0	5,502
Unrealized appreciation on OTC swap agreements	0	1,746	0	0	47	1,793

	$0	$1,746	$0	$5,502	$72	$7,320

Liabilities:
Written options outstanding	$0	$0	$0	$0	$510	$510
Variation margin payable on financial derivative instruments (2)	0	0	0	0	206	206
Unrealized depreciation on foreign currency contracts	0	0	0	7,125	0	7,125
Unrealized depreciation on OTC swap agreements	0	4,113	0	0	0	4,113

	$0	$4,113	$0	$7,125	$716	$11,954

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	97

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

March 31, 2013

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$6,634	$6,634
Net realized gain on written options	0	0	0	1,119	10,184	11,303
Net realized gain on swaps	0	6,670	0	0	6,194	12,864
Net realized gain on foreign currency transactions	0	0	0	7,875	0	7,875

	$0	$6,670	$0	$8,994	$23,012	$38,676

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$3,561	$3,561
Net change in unrealized appreciation (depreciation) on written options	0	0	0	320	(2,949)	(2,629)
Net change in unrealized (depreciation) on swaps	0	(3,673)	0	0	(4,936)	(8,609)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	46	0	46

	$0	$(3,673)	$0	$366	$(4,324)	$(7,631)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(177) and open centrally cleared swaps cumulative appreciation/(depreciation) of $247 as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(1,490)	$1,634	$144
BPS	(2,295)	1,368	(927)
BRC	537	(620)	(83)
CBK	(16)	0	(16)
DUB	(1,743)	1,709	(34)
FBF	2,357	(2,820)	(463)
GLM	(97)	68	(29)
GST	2	0	2
HUS	2,300	(2,380)	(80)
JPM	(553)	570	17
MSC	297	(507)	(210)
MYC	8	(325)	(317)
RBC	34	0	34
RYL	649	(770)	(121)
UAG	741	(1,170)	(429)
WST	(424)	0	(424)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

98	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Money Market Fund

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 98.6%

GOVERNMENT AGENCY DEBT 20.4%
Federal Home Loan Bank
0.150% due 07/12/2013	$38,000	$37,997
0.160% due 07/12/2013	7,400	7,400
0.170% due 07/25/2013 - 09/04/2013	73,800	73,798

		119,195

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 24.0%
BNP Paribas Securities Corp.
0.260% due 04/01/2013	25,000	25,000
(Dated 03/28/2013. Collateralized by Fannie Mae 3.000% due 03/01/2043 valued at $25,965. Repurchase proceeds are $25,001.)
Citigroup Global Markets, Inc.
0.240% due 04/01/2013	27,100	27,100
(Dated 03/28/2013. Collateralized by Freddie Mac 1.020% due 10/16/2017 valued at $27,679. Repurchase proceeds are $27,101.)
Goldman Sachs Group, Inc.
0.230% due 04/01/2013	25,000	25,000
(Dated 03/28/2013. Collateralized by Freddie Mac 4.500% due 02/01/2041 valued at $25,859. Repurchase proceeds are $25,001.)
JPMorgan Securities, Inc.
0.240% due 04/01/2013	21,000	21,000
(Dated 03/28/2013. Collateralized by Fannie Mae 0.750% due 04/10/2015 valued at $21,456. Repurchase proceeds are $21,001.)
Morgan Stanley & Co., Inc.
0.230% due 04/01/2013	5,400	5,400
(Dated 03/28/2013. Collateralized by Federal Farm Credit Bank 0.250% due 01/30/2015 valued at $5,513. Repurchase proceeds are $5,400.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Bank and Trust Co.
0.010% due 04/01/2013	$36,717	$36,717
(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $37,454. Repurchase proceeds are $36,717.)

		140,217

TREASURY DEBT 16.6%
U.S. Treasury Notes
0.2500 due 01/31/2014	19,600	19,611
0.2500 due 02/28/2014	7,300	7,305
0.7500 due 12/15/2013	52,085	52,293
1.0000 due 01/15/2014	9,700	9,762
1.2500 due 02/15/2014	7,600	7,671

		96,642

TREASURY REPURCHASE AGREEMENTS 37.6%
BNP Paribas Securities Corp.
0.200% due 04/01/2013	29,300	29,300
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 5.250% due 02/15/2029 valued at $29,941. Repurchase proceeds are $29,301.)
Credit Suisse Securities (USA) LLC
0.220% due 04/01/2013	11,500	11,500
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $11,765. Repurchase proceeds are $11,500.)
HSBC Bank USA N.A.
0.230% due 04/02/2013	30,500	30,500
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.250% due 08/15/2015 valued at $31,128. Repurchase proceeds are $30,501.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Securities, Inc.
0.230% due 04/01/2013	$39,400	$39,400
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.250% due 11/30/2014 valued at $40,260. Repurchase proceeds are $39,401.)
RBC Capital Markets LLC
0.230% due 04/01/2013	54,300	54,300
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.750% - 2.125% due 12/31/2015 - 06/30/2017 valued at $55,412. Repurchase proceeds are $54,301.)
TD Securities (USA) LLC
0.220% due 04/01/2013	54,300	54,300
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.000% - 3.125% due 02/15/2042 - 05/15/2042 valued at $55,374. Repurchase proceeds are $54,301.)

		219,300

Total Short-Term Instruments (Cost $575,354)		575,354

Total Investments 98.6% (Cost $575,354)		$575,354

Other Assets and Liabilities (Net) 1.4%		8,107

Net Assets 100.0%		$583,461

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$119,195	$0	$119,195
Government Agency Repurchase Agreements	0	140,217	0	140,217
Treasury Debt	0	96,642	0	96,642
Treasury Repurchase Agreements	0	219,300	0	219,300
	$0	$575,354	$0	$575,354

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	99

Schedule of Investments PIMCO Short Asset Investment Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 58.8%

BANKING & FINANCE 40.9%
Achmea Hypotheekbank NV
3.200% due 11/03/2014	$1,285	$1,339
American Express Co.
7.250% due 05/20/2014	300	322
American Express Credit Corp.
5.125% due 08/25/2014	85	90
7.300% due 08/20/2013	150	154
American Honda Finance Corp.
1.850% due 09/19/2014	200	204
American International Group, Inc.
3.650% due 01/15/2014	800	819
4.250% due 05/15/2013	400	402
Bank Nederlandse Gemeenten
4.350% due 12/02/2013	100	102
Bank of America Corp.
7.375% due 05/15/2014	400	428
Bank of Montreal
1.300% due 10/31/2014	1,750	1,775
Bank of Nova Scotia
1.250% due 11/07/2014	850	862
1.850% due 01/12/2015	850	869
Bear Stearns Cos. LLC
5.700% due 11/15/2014	425	458
CDP Financial, Inc.
3.000% due 11/25/2014	800	832
Citigroup, Inc.
2.293% due 08/13/2013	1,000	1,007
CME Group, Inc.
5.750% due 02/15/2014	100	104
Commonwealth Bank of Australia
2.125% due 03/17/2014	260	264
Dexia Credit Local S.A.
0.781% due 04/29/2014	1,000	994
Erste Abwicklungsanstalt
1.030% due 03/13/2015	1,000	1,011
Ford Motor Credit Co. LLC
1.384% due 08/28/2014	300	300
8.000% due 06/01/2014	250	269
General Electric Capital Corp.
2.150% due 01/09/2015	800	821
5.900% due 05/13/2014	250	265
Goldman Sachs Group, Inc.
1.296% due 02/07/2014	385	387
1.301% due 07/29/2013	699	701
HSBC Bank PLC
1.103% due 01/17/2014	150	151
HSBC Finance Corp.
0.554% due 01/15/2014	200	200
5.250% due 01/15/2014	150	155
HSBC USA, Inc.
2.375% due 02/13/2015	100	103
ING Bank NV
3.900% due 03/19/2014	150	155
JPMorgan Chase & Co.
4.650% due 06/01/2014	550	575
Korea Development Bank
8.000% due 01/23/2014	650	688
MassMutual Global Funding
2.875% due 04/21/2014	200	205
Merrill Lynch & Co., Inc.
6.150% due 04/25/2013	600	602
Monumental Global Funding
0.504% due 01/15/2014	268	268

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley
0.605% due 01/09/2014	$1,025	$1,023
1.281% due 04/29/2013	90	90
6.000% due 05/13/2014	125	132
Nederlandse Waterschapsbank NV
0.568% due 05/23/2015	200	200
2.000% due 09/09/2015	75	78
Nordea Bank AB
3.700% due 11/13/2014	200	210
Nordea Eiendomskreditt A/S
0.725% due 04/07/2015	200	201
Oesterreichische Kontrollbank AG
0.354% due 10/21/2013	200	200
Rabobank Group
0.760% due 03/18/2016	400	401
Standard Chartered PLC
1.242% due 05/12/2014	325	328
5.500% due 11/18/2014	150	161
Sun Life Financial Global Funding LP
0.574% due 10/06/2013	500	500
Svensk Exportkredit AB
0.667% due 11/09/2017	800	802
0.776% due 08/06/2015	150	150
1.125% due 04/05/2018 (a)	500	498
3.250% due 09/16/2014	200	208
Svenska Handelsbanken AB
0.732% due 03/21/2016	500	500
Swedbank Hypotek AB
0.734% due 03/28/2014	400	401
Toyota Motor Credit Corp.
0.430% due 03/10/2015	300	300
0.875% due 07/17/2015	200	201
Union Bank N.A.
2.125% due 12/16/2013	250	253

		24,718

INDUSTRIALS 16.8%
Altria Group, Inc.
4.125% due 09/11/2015	185	200
7.750% due 02/06/2014	245	260
America Movil S.A.B. de C.V.
5.500% due 03/01/2014	200	208
Amgen, Inc.
2.500% due 11/15/2016	230	242
Anglo American Capital PLC
9.375% due 04/08/2014	400	432
BAT International Finance PLC
1.400% due 06/05/2015	500	506
BG Energy Capital PLC
2.500% due 12/09/2015	240	250
Boeing Co.
5.000% due 03/15/2014	100	104
Burlington Northern Santa Fe LLC
4.300% due 07/01/2013	85	86
Campbell Soup Co.
0.599% due 08/01/2014	90	90
Canadian National Railway Co.
4.950% due 01/15/2014	200	207
Covidien International Finance S.A.
1.875% due 06/15/2013	85	85
CRH America, Inc.
5.300% due 10/15/2013	270	276
Dell, Inc.
0.884% due 04/01/2014	25	25
1.400% due 09/10/2013	400	400

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Enterprise Products Operating LLC
5.650% due 04/01/2013	$80	$80
Genentech, Inc.
4.750% due 07/15/2015	190	207
GlaxoSmithKline Capital, Inc.
0.700% due 03/18/2016	250	250
HP Enterprise Services LLC
6.000% due 08/01/2013	500	509
ICI Wilmington, Inc.
5.625% due 12/01/2013	420	434
International Business Machines Corp.
0.875% due 10/31/2014	100	101
Mondelez International, Inc.
2.625% due 05/08/2013	150	150
5.250% due 10/01/2013	300	307
NBCUniversal Media LLC
3.650% due 04/30/2015	100	106
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	200	203
PepsiCo, Inc.
0.700% due 02/26/2016	200	200
Philip Morris International, Inc.
6.875% due 03/17/2014	265	282
Reed Elsevier Capital, Inc.
7.750% due 01/15/2014	500	527
Rogers Communications, Inc.
5.500% due 03/15/2014	985	1,030
SABMiller PLC
5.500% due 08/15/2013	85	87
Statoil ASA
3.875% due 04/15/2014	175	181
Teva Pharmaceutical Finance BV
0.782% due 03/21/2014	250	251
Thermo Fisher Scientific, Inc.
2.050% due 02/21/2014	450	456
Time Warner Cable, Inc.
6.200% due 07/01/2013	185	187
Union Pacific Corp.
4.875% due 01/15/2015	200	214
UnitedHealth Group, Inc.
0.412% due 08/28/2014	200	200
Walgreen Co.
0.780% due 03/13/2014	580	582
Walt Disney Co.
0.280% due 02/11/2015	200	200
Yale University
2.900% due 10/15/2014	19	20

		10,135

UTILITIES 1.1%
Duke Energy Carolinas LLC
5.750% due 11/15/2013	100	103
Great Plains Energy, Inc.
2.750% due 08/15/2013	85	85
Plains All American Pipeline LP
5.625% due 12/15/2013	100	104
Shell International Finance BV
4.000% due 03/21/2014	85	88
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015	250	269

		649

Total Corporate Bonds & Notes (Cost $35,511)		35,502

100	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 4.9%

ARIZONA 1.1%
Arizona Department of Transportation State Highway Fund Revenue Notes, Series 2013
0.600% due 07/01/2015	$100	$101
Arizona School Facilities Board Revenue Notes, Series 2013
0.812% due 07/01/2016 (a)	600	600

		701

CALIFORNIA 1.3%
California State General Obligation Notes, Series 2009
5.250% due 04/01/2014	200	210
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2010
2.605% due 03/15/2014	200	204
University of California Revenue Bonds, Series 2011
0.784% due 07/01/2041	150	150
University of California Revenue Notes, Series 2013
0.659% due 05/15/2016	200	200

		764

FLORIDA 0.3%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
5.000% due 06/01/2014	100	105
Orlando-Orange County, Florida Expressway Authority Revenue Notes, Series 2013
3.000% due 07/01/2015	100	106

		211

MARYLAND 0.4%
Northeast Maryland Waste Disposal Authority Revenue Notes, Series 2013
4.000% due 04/01/2016	200	219

MASSACHUSETTS 0.2%
Commonwealth of Massachusetts General Obligation Notes, Series 2012
0.460% due 01/01/2017	100	100

MICHIGAN 0.9%
Oakland County, Michigan Certificates of Participation Notes, Series 2007
6.000% due 04/01/2016	500	528

NEBRASKA 0.2%
Nebraska Public Power District Revenue Notes, (AGC Insured), Series 2008
5.140% due 01/01/2014	100	104

SOUTH DAKOTA 0.3%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
1.188% due 06/01/2015	200	200

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.2%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Notes, Series 2013
0.660% due 03/01/2015	$150	$150

Total Municipal Bonds & Notes (Cost $2,975)		2,977

U.S. GOVERNMENT AGENCIES 3.8%
Fannie Mae
0.754% due 06/25/2027 - 09/25/2041	266	268
0.884% due 02/25/2041	194	195
2.000% due 06/28/2016	75	75
Freddie Mac
0.703% due 08/15/2041	96	97
0.783% due 07/15/2037	484	489
0.803% due 11/15/2037	579	588
1.203% due 01/15/2039	450	457
Ginnie Mae
0.772% due 04/20/2062	145	147

Total U.S. Government Agencies (Cost $2,307)		2,316

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Notes
0.250% due 01/31/2015	200	200

Total U.S. Treasury Obligations (Cost $200)		200

MORTGAGE-BACKED SECURITIES 3.7%
Credit Suisse First Boston Mortgage Securities Corp.
4.691% due 10/15/2039	400	416
GS Mortgage Securities Corp.
1.103% due 03/06/2020	105	105
1.144% due 05/10/2045	129	130
2.006% due 03/06/2020	100	100
4.761% due 07/10/2039	1,000	1,068
JPMorgan Chase Commercial Mortgage Securities Corp.
5.697% due 02/12/2049	158	172
Morgan Stanley Capital Trust
4.989% due 08/13/2042	200	216

Total Mortgage-Backed Securities (Cost $2,205)		2,207

ASSET-BACKED SECURITIES 6.4%
Ally Auto Receivables Trust
0.740% due 04/15/2016	200	201
Chase Issuance Trust
0.590% due 08/15/2017	500	500
Citibank Omni Master Trust
2.953% due 08/15/2018	1,730	1,791
Ford Credit Auto Owner Trust
0.380% due 11/15/2015	200	200

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Student Loan Trust
0.364% due 02/27/2017	$134	$134
0.701% due 04/25/2023	1,000	1,008

Total Asset-Backed Securities (Cost $3,830)		3,834

SOVEREIGN ISSUES 2.4%
Development Bank of Japan, Inc.
0.618% due 02/25/2015	600	600
Kommunalbanken A/S
0.469% due 02/20/2018	200	200
0.663% due 03/27/2017	100	101
2.375% due 01/19/2016	100	105
Municipality Finance PLC
2.375% due 05/16/2016	250	263
Province of Ontario
0.434% due 04/01/2015	90	90
Republic of Korea
5.750% due 04/16/2014	100	105

Total Sovereign Issues (Cost $1,465)		1,464

SHORT-TERM INSTRUMENTS 26.3%

CERTIFICATES OF DEPOSIT 2.0%
Dexia Credit Local S.A.
1.400% due 09/20/2013	100	100
1.600% due 09/16/2013	625	628
Sumitomo Mitsui Banking Corp.
0.680% due 03/13/2015	500	500

		1,228

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 24.3%
PIMCO Short-Term Floating NAV Portfolio	31	0
PIMCO Short-Term Floating NAV Portfolio III	1,469,129	14,681

		14,681

Total Short-Term Instruments (Cost $15,908)		15,909

Total Investments 106.6% (Cost $64,401)		$64,409

Other Assets and Liabilities (Net) (6.6%)		(4,011)

Net Assets 100.0%		$60,398

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Affiliated to the Fund.
(c)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $415 at a weighted average interest rate of 0.135%.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	101

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)

March 31, 2013

(d)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$24,718	$0	$24,718
Industrials	0	10,135	0	10,135
Utilities	0	649	0	649
Municipal Bonds & Notes
Arizona	0	701	0	701
California	0	764	0	764
Florida	0	211	0	211
Maryland	0	219	0	219
Massachusetts	0	100	0	100
Michigan	0	528	0	528
Nebraska	0	104	0	104

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
South Dakota	$0	$200	$0	$200
Virginia	0	150	0	150
U.S. Government Agencies	0	2,316	0	2,316
U.S. Treasury Obligations	0	200	0	200
Mortgage-Backed Securities	0	2,207	0	2,207
Asset-Backed Securities	0	3,834	0	3,834
Sovereign Issues	0	1,464	0	1,464
Short-Term Instruments
Certificates of Deposit	0	728	500	1,228
Central Funds Used for Cash Management Purposes	14,681	0	0	14,681
	$14,681	$49,228	$500	$64,409

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 05/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Short-Term Instruments
Certificates of Deposit	$0	$500	$0	$0	$0	$0	$0	$0	$500	$0

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Short-Term Instruments
Certificates of Deposit	$500	Benchmark Pricing	Base Price	100.00

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(e)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on swaps	$0	$0	$0	$0	$1	$1

(1)	See note 6 in the Notes to Financial Statements for additional information.

102	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Fund

March 31, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%
CSC Holdings LLC
1.954% due 03/29/2016		$1,472	$1,480
HCA, Inc.
2.704% due 05/02/2016		17,543	17,611
3.534% due 03/31/2017		1,645	1,661
HJ Heinz Co.
3.500% due 03/27/2020		20,000	20,198
Intelsat Jackson Holdings Ltd.
2.704% due 02/01/2014		25,750	25,770
Las Vegas Sands LLC
1.710% due 05/23/2014		13,498	13,545
Springleaf Financial Funding Co.
5.500% due 05/10/2017		2,000	2,017

Total Bank Loan Obligations (Cost $81,702)			82,282

CORPORATE BONDS & NOTES 57.9%

BANKING & FINANCE 36.3%
Abbey National Treasury Services PLC
1.881% due 04/25/2014		25,900	26,151
ABN AMRO Bank NV
1.003% due 01/17/2017		35,000	35,297
ABN AMRO North American Holding Preferred Capital Repackage Trust
3.388% due 04/29/2013 (d)		109,585	109,585
Achmea Hypotheekbank NV
3.200% due 11/03/2014		2,797	2,915
Ally Financial, Inc.
2.487% due 12/01/2014		1,800	1,804
3.125% due 01/15/2016		10,300	10,437
3.492% due 02/11/2014		15,600	15,888
4.500% due 02/11/2014		13,386	13,704
4.625% due 06/26/2015		17,375	18,189
5.500% due 02/15/2017		5,725	6,222
6.750% due 12/01/2014		22,802	24,569
7.500% due 12/31/2013		3,975	4,154
8.300% due 02/12/2015		17,670	19,658
American Express Centurion Bank
0.743% due 11/13/2015		41,600	41,736
American Express Co.
7.250% due 05/20/2014		3,500	3,758
American Express Credit Corp.
1.380% due 06/12/2015		36,000	36,549
5.125% due 08/25/2014		10,000	10,627
American Honda Finance Corp.
0.680% due 06/18/2014		31,000	31,116
1.000% due 08/11/2015		34,250	34,393
1.450% due 02/27/2015		3,838	3,892
1.850% due 09/19/2014		2,253	2,293
2.125% due 02/28/2017		3,000	3,117
2.600% due 09/20/2016		3,425	3,607
3.500% due 03/16/2015		3,254	3,425
American International Group, Inc.
3.650% due 01/15/2014		13,970	14,303
3.750% due 11/30/2013		1,580	1,613
3.800% due 03/22/2017		290	314
4.250% due 05/15/2013		19,789	19,877
4.250% due 09/15/2014		21,868	22,922
4.900% due 06/02/2014	CAD	5,000	5,078
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		$700	721
Bank Nederlandse Gemeenten
1.375% due 03/19/2018		10,000	10,082
Bank of America Corp.
5.375% due 06/15/2014		5,125	5,383

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.375% due 05/15/2014		$73,876	$79,082
Bank of Montreal
1.300% due 10/31/2014		123,570	125,324
Bank of Nova Scotia
1.250% due 11/07/2014 (g)		70,150	71,104
Banque PSA Finance S.A.
2.205% due 04/04/2014		56,500	56,023
3.375% due 04/04/2014		2,256	2,271
Bear Stearns Cos. LLC
5.700% due 11/15/2014		1,350	1,456
BPCE S.A.
2.375% due 10/04/2013		17,640	17,823
Caixa Economica Federal
2.375% due 11/06/2017		2,750	2,679
Canadian Imperial Bank of Commerce
1.500% due 12/12/2014		66,150	67,375
2.600% due 07/02/2015		17,050	17,841
2.750% due 01/27/2016		6,000	6,356
CIT Group, Inc.
4.750% due 02/15/2015		21,190	22,250
5.000% due 05/15/2017		1,600	1,724
5.250% due 04/01/2014		25,200	26,239
Citigroup, Inc.
0.380% due 09/20/2014		5,700	5,482
0.406% due 03/07/2014		9,170	9,149
1.084% due 04/01/2016		30,500	30,540
1.214% due 04/01/2014		3,499	3,517
1.755% due 01/13/2014		6,825	6,889
6.000% due 12/13/2013		9,975	10,337
6.010% due 01/15/2015		5,000	5,416
6.500% due 08/19/2013		14,800	15,134
CME Group, Inc.
5.750% due 02/15/2014		900	939
Corp. Andina de Fomento
3.110% due 05/29/2014		5,650	5,738
Credit Mutuel - CIC Home Loan SFH
1.500% due 11/16/2017		16,000	16,084
Depfa ACS Bank
3.875% due 07/15/2013	EUR	41,850	54,118
3.905% due 04/15/2014		$43,300	44,018
Dexia Credit Local S.A.
0.781% due 04/29/2014		23,300	23,158
0.907% due 04/01/2014	GBP	1,000	1,529
2.750% due 04/29/2014		$12,500	12,800
DNB Boligkreditt A/S
1.450% due 03/21/2019		30,000	30,207
2.100% due 10/14/2016		60,380	62,536
Eksportfinans ASA
0.505% due 04/05/2013		34,640	34,633
0.505% due 10/07/2013		32,050	31,677
0.890% due 06/16/2015	JPY	400,000	3,913
1.570% due 02/14/2018		500,000	4,524
1.600% due 03/20/2014		89,000	925
1.875% due 04/02/2013		$25,913	25,913
2.000% due 09/15/2015		7,260	6,974
2.375% due 06/26/2013	CHF	1,000	1,057
2.375% due 05/25/2016		$5,300	5,046
3.000% due 11/17/2014		7,900	7,864
5.500% due 05/25/2016		2,450	2,547
5.500% due 06/26/2017		7,900	8,203
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		14,510	15,267
Erste Abwicklungsanstalt
0.604% due 10/15/2014		69,000	69,136
1.030% due 03/13/2015		185,400	187,401
Export-Import Bank of Korea
1.250% due 11/20/2015		14,200	14,244

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.082% due 03/21/2015		$18,000	$17,989
FMS Wertmanagement AoeR
0.554% due 06/30/2015		11,000	11,040
Ford Motor Credit Co. LLC
1.384% due 08/28/2014		39,075	39,077
3.875% due 01/15/2015		25,000	26,000
8.000% due 06/01/2014		42,893	46,156
8.700% due 10/01/2014		9,665	10,725
General Electric Capital Corp.
0.540% due 09/15/2014		8,564	8,572
1.042% due 08/11/2015		7,950	8,005
4.750% due 09/15/2014		18,560	19,648
GMAC International Finance BV
7.500% due 04/21/2015	EUR	2,100	2,937
Goldman Sachs Group, Inc.
0.702% due 07/22/2015		$2,800	2,773
0.805% due 01/12/2015		32,200	32,074
0.884% due 09/29/2014		19,772	19,779
1.289% due 11/21/2014		15,000	15,080
1.296% due 02/07/2014		26,363	26,497
2.784% due 12/05/2014		10,000	10,236
5.000% due 10/01/2014		1,540	1,631
5.150% due 01/15/2014		9,656	9,996
5.500% due 11/15/2014		4,400	4,714
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		4,966	4,986
2.700% due 03/15/2017		300	310
HSBC Capital Funding LP
4.610% due 06/27/2013 (d)		150	150
HSBC Finance Corp.
0.554% due 01/15/2014		41,039	41,001
0.717% due 06/01/2016		10,702	10,551
4.750% due 07/15/2013		36,741	37,184
5.250% due 01/15/2014		200	207
5.500% due 01/19/2016		200	223
6.000% due 04/15/2013		2,200	2,198
HSBC USA, Inc.
2.375% due 02/13/2015		20,300	20,897
HSH Nordbank AG
0.442% due 12/31/2015		40,650	40,246
ING Bank NV
1.681% due 06/09/2014		1,385	1,401
2.000% due 10/18/2013		3,000	3,021
International Lease Finance Corp.
4.875% due 04/01/2015		4,120	4,336
5.625% due 09/20/2013		27,135	27,678
5.650% due 06/01/2014		7,010	7,352
5.875% due 05/01/2013		52,431	52,714
6.500% due 09/01/2014		11,535	12,342
6.625% due 11/15/2013		42,646	44,032
8.625% due 09/15/2015		10,375	11,840
Intesa Sanpaolo SpA
2.688% due 02/24/2014		10,800	10,865
3.125% due 01/15/2016		26,850	26,266
John Deere Capital Corp.
0.750% due 01/22/2016		5,000	5,019
JPMorgan Chase & Co.
0.908% due 02/26/2016		71,000	71,092
0.964% due 10/15/2015		72,500	72,929
1.875% due 03/20/2015		11,025	11,240
3.400% due 06/24/2015		7,912	8,334
4.650% due 06/01/2014		32,385	33,853
4.750% due 03/01/2015		35,100	37,709
JPMorgan Chase Bank N.A.
0.610% due 06/13/2016		28,450	28,019
Korea Development Bank
4.375% due 08/10/2015		1,000	1,075

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	103

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 01/23/2014		$5,400	$5,713
LBBW
2.000% due 07/15/2013		3,486	3,500
LeasePlan Corp. NV
3.000% due 10/23/2017		20,900	21,343
Merrill Lynch & Co., Inc.
5.450% due 07/15/2014		4,745	5,007
MetLife Institutional Funding
0.675% due 01/06/2015		2,200	2,203
1.205% due 04/04/2014		2,500	2,521
Monumental Global Funding
0.504% due 01/15/2014		25,140	25,150
5.250% due 01/15/2014		10,885	11,256
Morgan Stanley
0.605% due 01/09/2014		58,458	58,335
1.902% due 01/24/2014		67,653	68,225
2.875% due 01/24/2014		16,951	17,233
4.750% due 04/01/2014		3,000	3,102
6.000% due 05/13/2014		13,098	13,809
National City Bank
0.651% due 06/07/2017		1,800	1,781
Nederlandse Waterschapsbank NV
0.568% due 05/23/2015		18,308	18,317
0.650% due 05/08/2013		2,900	2,901
2.000% due 09/09/2015		2,550	2,636
New York Life Global Funding
0.326% due 12/20/2013	EUR	22,800	29,197
NIBC Bank NV
0.667% due 12/02/2014		$3,020	3,008
2.800% due 12/02/2014		55,050	57,227
Norddeutsche Landesbank
0.875% due 10/16/2015		104,200	104,568
Nordea Bank AB
1.750% due 10/04/2013		9,600	9,661
Nordea Eiendomskreditt A/S
0.725% due 04/07/2015		82,800	83,123
2.125% due 09/22/2017		19,200	19,972
Nykredit Realkredit A/S
2.000% due 04/01/2013	DKK	1,010,300	173,699
Piper Jaffray Cos.
4.283% due 05/31/2014		$24,550	24,573
Principal Life Global Funding
0.930% due 07/09/2014		3,500	3,522
Prudential Covered Trust
2.997% due 09/30/2015		36,148	37,714
Rabobank Group
0.760% due 03/18/2016		22,800	22,854
RCI Banque S.A.
2.175% due 04/11/2014		23,990	23,989
3.400% due 04/11/2014		2,500	2,534
Realkredit Danmark A/S
2.000% due 04/01/2013	DKK	386,275	66,453
Regions Financial Corp.
4.875% due 04/26/2013		$1,000	1,004
Royal Bank of Canada
0.625% due 12/05/2016		8,000	8,000
1.200% due 09/19/2017		53,000	53,253
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		3,600	3,702
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		5,870	6,130
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		4,400	4,430
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		1,900	2,042
Scotland International Finance BV
4.250% due 05/23/2013		30,812	30,949

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Corp.
0.601% due 01/27/2014		$100	$99
3.875% due 09/10/2015		3,100	3,230
5.000% due 10/01/2013		60,597	61,809
5.050% due 11/14/2014		3,450	3,655
5.375% due 05/15/2014		1,260	1,319
6.250% due 01/25/2016		27,366	30,036
Societe Generale SCF S.A.
1.060% due 06/19/2013		10,100	10,109
SSIF Nevada LP
1.005% due 04/14/2014		35,575	35,797
Stadshypotek AB
1.875% due 10/02/2019		21,500	21,608
Standard Chartered PLC
1.242% due 05/12/2014		16,350	16,505
3.200% due 05/12/2016		12,413	13,135
3.850% due 04/27/2015		11,000	11,636
5.500% due 11/18/2014		35,223	37,798
State Street Bank and Trust Co.
0.480% due 12/08/2015		5,700	5,659
Sun Life Financial Global Funding LP
0.574% due 10/06/2013		123,025	122,967
Svensk Exportkredit AB
0.602% due 01/23/2017		45,100	45,262
0.667% due 11/09/2017		19,138	19,182
0.776% due 08/06/2015		9,500	9,522
0.931% due 03/09/2015		40,400	40,816
1.125% due 04/05/2018 (b)		14,900	14,852
1.750% due 10/20/2015		13,700	14,094
3.250% due 09/16/2014		7,071	7,369
Swedbank Hypotek AB
2.950% due 03/28/2016 (g)		46,500	49,446
Toronto-Dominion Bank
1.500% due 03/13/2017		24,600	25,229
1.625% due 09/14/2016		6,000	6,173
Trafford Centre Finance Ltd.
0.711% due 07/28/2015	GBP	175	261
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)		$4,700	4,882
UFJ Finance Aruba AEC
6.750% due 07/15/2013		7,384	7,517
Union Bank N.A.
2.125% due 12/16/2013		1,400	1,414
WEA Finance LLC
5.750% due 09/02/2015		4,850	5,389
7.500% due 06/02/2014		3,700	3,977

			4,405,223

INDUSTRIALS 19.5%
AbbVie, Inc.
1.200% due 11/06/2015		74,400	75,026
1.750% due 11/06/2017		3,200	3,244
Abu Dhabi National Energy Co.
6.600% due 08/01/2013		5,000	5,095
Actavis, Inc.
1.875% due 10/01/2017		6,000	6,079
Agilent Technologies, Inc.
2.500% due 07/15/2013		350	352
Altria Group, Inc.
4.125% due 09/11/2015		7,350	7,935
7.750% due 02/06/2014		21,743	23,032
8.500% due 11/10/2013		34,358	36,003
Amgen, Inc.
1.875% due 11/15/2014		75,401	76,919
2.125% due 05/15/2017		9,300	9,618
2.300% due 06/15/2016		2,500	2,604

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.850% due 11/18/2014	$33,070	$35,300
Anadarko Petroleum Corp.
5.750% due 06/15/2014	4,615	4,872
5.950% due 09/15/2016	10,175	11,723
7.625% due 03/15/2014	10,223	10,876
Anglo American Capital PLC
2.150% due 09/27/2013	33,240	33,427
2.625% due 04/03/2017	1,500	1,538
9.375% due 04/08/2014	78,829	85,126
Anheuser-Busch InBev Finance, Inc.
0.800% due 01/15/2016	5,600	5,608
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015	2,700	2,707
3.625% due 04/15/2015	6,050	6,414
4.125% due 01/15/2015	6,750	7,166
5.375% due 11/15/2014	9,950	10,695
ArcelorMittal
5.375% due 06/01/2013	45,564	45,853
ArcelorMittal USA LLC
6.500% due 04/15/2014	32,825	34,342
Baidu, Inc.
2.250% due 11/28/2017	7,500	7,613
Barrick Gold Financeco LLC
6.125% due 09/15/2013	1,748	1,790
BAT International Finance PLC
1.400% due 06/05/2015	18,710	18,943
2.125% due 06/07/2017	11,040	11,387
8.125% due 11/15/2013	700	731
BG Energy Capital PLC
2.875% due 10/15/2016	4,000	4,242
Boston Scientific Corp.
4.500% due 01/15/2015	49,424	52,454
5.450% due 06/15/2014	55,425	58,338
Burlington Northern Santa Fe LLC
7.000% due 02/01/2014	4,690	4,937
Canadian Oil Sands Ltd.
5.800% due 08/15/2013	375	382
Case New Holland, Inc.
7.750% due 09/01/2013	23,115	23,727
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	531	531
Comcast Corp.
5.900% due 03/15/2016	5,160	5,908
6.500% due 01/15/2015	1,725	1,904
Corp. Nacional del Cobre de Chile
5.500% due 10/15/2013	1,410	1,444
Covidien International Finance S.A.
1.350% due 05/29/2015	32,925	33,417
2.800% due 06/15/2015	2,025	2,119
COX Communications, Inc.
5.450% due 12/15/2014	848	916
CRH America, Inc.
5.300% due 10/15/2013	6,752	6,909
Crown Castle Towers LLC
4.523% due 01/15/2035	11,300	12,009
CSN Islands Corp.
9.750% due 12/16/2013	28,500	30,010
CSX Corp.
5.500% due 08/01/2013	9,245	9,395
Daimler Finance North America LLC
0.894% due 03/28/2014	9,580	9,606
Dell, Inc.
0.884% due 04/01/2014	1,605	1,599
1.400% due 09/10/2013	35,230	35,250
2.100% due 04/01/2014	885	891
4.700% due 04/15/2013	1,865	1,867

104	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche Telekom International Finance BV
5.250% due 07/22/2013	$6,400	$6,490
5.875% due 08/20/2013	2,000	2,040
Devon Energy Corp.
1.875% due 05/15/2017	1,455	1,471
5.625% due 01/15/2014	6,653	6,914
DISH DBS Corp.
7.000% due 10/01/2013	17,905	18,409
Dow Chemical Co.
5.900% due 02/15/2015	20,909	22,864
Eaton Corp
0.950% due 11/02/2015	6,000	6,032
Eaton Corp.
0.610% due 06/16/2014	21,667	21,682
Ecolab, Inc.
1.000% due 08/09/2015	5,000	5,016
2.375% due 12/08/2014	3,000	3,083
3.000% due 12/08/2016	5,000	5,320
Encana Corp.
4.750% due 10/15/2013	9,167	9,357
Energy Transfer Partners LP
6.000% due 07/01/2013	3,600	3,642
8.500% due 04/15/2014	732	788
Ensco PLC
3.250% due 03/15/2016	7,125	7,595
Enterprise Products Operating LLC
1.250% due 08/13/2015	2,750	2,772
5.600% due 10/15/2014	3,750	4,021
5.650% due 04/01/2013	3,250	3,250
5.900% due 04/15/2013	36,275	36,335
9.750% due 01/31/2014	15,485	16,641
EOG Resources, Inc.
6.125% due 10/01/2013	500	514
ERAC USA Finance LLC
2.250% due 01/10/2014	6,000	6,072
Express Scripts Holding Co.
2.100% due 02/12/2015	5,000	5,110
FBG Finance Ltd.
5.125% due 06/15/2015	2,150	2,341
Freeport-McMoRan Copper & Gold, Inc.
2.375% due 03/15/2018	12,794	12,868
General Mills, Inc.
0.601% due 01/29/2016	16,100	16,125
Georgia-Pacific LLC
7.700% due 06/15/2015	4,770	5,439
Gilead Sciences, Inc.
3.050% due 12/01/2016	5,500	5,893
Glencore Funding LLC
6.000% due 04/15/2014	2,725	2,855
H.J. Heinz Co.
5.350% due 07/15/2013	8,367	8,472
Harley-Davidson Funding Corp.
5.750% due 12/15/2014	8,457	9,141
HCA, Inc.
5.750% due 03/15/2014	335	348
6.375% due 01/15/2015	21,800	23,408
7.250% due 09/15/2020	245	272
7.875% due 02/15/2020	10,938	12,114
8.500% due 04/15/2019	20,270	22,424
Heathrow Funding Ltd.
2.500% due 06/25/2017	4,500	4,636
Hewlett-Packard Co.
0.568% due 05/24/2013	32,085	32,084
1.250% due 09/13/2013	31,720	31,786
6.125% due 03/01/2014	22,616	23,677
HP Enterprise Services LLC
6.000% due 08/01/2013	6,220	6,327

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hutchison Whampoa International Ltd.
6.250% due 01/24/2014	$16,300	$16,997
ICI Wilmington, Inc.
5.625% due 12/01/2013	1,500	1,549
Johnson Controls, Inc.
0.708% due 02/04/2014	37,820	37,934
1.750% due 03/01/2014	2,000	2,023
KazMunaiGaz Finance Sub BV
8.375% due 07/02/2013	1,300	1,323
Kellogg Co.
0.522% due 02/13/2015	5,400	5,410
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	300	309
Louisiana Land & Exploration
7.625% due 04/15/2013	3,000	3,007
MGM Resorts International
5.875% due 02/27/2014	5,000	5,222
6.750% due 04/01/2013	26,925	26,925
Mondelez International, Inc.
2.625% due 05/08/2013	23,119	23,164
5.250% due 10/01/2013	13,659	13,974
6.750% due 02/19/2014	3,100	3,262
Mylan, Inc.
7.875% due 07/15/2020	20,926	24,437
NBCUniversal Enterprise, Inc.
0.817% due 04/15/2016	26,600	26,602
0.965% due 04/15/2018	26,700	26,648
NBCUniversal Media LLC
2.100% due 04/01/2014	26,704	27,081
3.650% due 04/30/2015	14,634	15,509
Newell Rubbermaid, Inc.
2.000% due 06/15/2015	800	814
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016	8,000	7,999
1.950% due 09/12/2017	25,800	26,219
4.500% due 01/30/2015	7,615	8,111
Norfolk Southern Corp.
5.257% due 09/17/2014	4,000	4,265
Novartis Capital Corp.
4.125% due 02/10/2014	19,724	20,334
Pearson Dollar Finance PLC
5.500% due 05/06/2013	2,000	2,008
Pearson Funding PLC
4.000% due 05/17/2016	2,550	2,750
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	7,780	7,905
2.500% due 03/15/2016	28,300	29,009
3.125% due 05/11/2015	9,456	9,789
3.750% due 05/11/2017	5,100	5,471
PepsiCo, Inc.
0.497% due 02/26/2016	3,600	3,605
Petrobras International Finance Co.
3.875% due 01/27/2016	39,200	41,221
Philip Morris International, Inc.
2.500% due 05/16/2016	419	441
6.875% due 03/17/2014	21,253	22,585
Phillips 66
1.950% due 03/05/2015	13,760	14,069
2.950% due 05/01/2017	5,825	6,182
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	3,700	3,885
Reed Elsevier Capital, Inc.
7.750% due 01/15/2014	14,700	15,493
Rexam PLC
6.750% due 06/01/2013	4,350	4,432
Reynolds American, Inc.
1.050% due 10/30/2015	9,218	9,227

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 06/15/2017	$1,000	$1,205
7.300% due 07/15/2015	6,180	7,038
7.625% due 06/01/2016	6,505	7,754
Rockies Express Pipeline LLC
3.900% due 04/15/2015	16,275	16,478
Rogers Communications, Inc.
5.500% due 03/15/2014	14,955	15,639
6.250% due 06/15/2013	17,024	17,214
6.750% due 03/15/2015	8,836	9,829
SABMiller Holdings, Inc.
1.850% due 01/15/2015	34,450	35,021
2.450% due 01/15/2017	23,200	24,182
SABMiller PLC
5.500% due 08/15/2013	17,095	17,407
5.700% due 01/15/2014	9,425	9,800
6.500% due 07/01/2016	9,000	10,439
Sanofi
2.625% due 03/29/2016	22,140	23,327
Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017	12,750	12,938
Telefonica Emisiones S.A.U.
2.582% due 04/26/2013	410	411
Tenet Healthcare Corp.
8.875% due 07/01/2019	1,500	1,691
Tesco PLC
2.000% due 12/05/2014	6,225	6,343
2.700% due 01/05/2017	9,660	10,089
5.500% due 11/15/2017	2,732	3,195
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015	3,335	3,501
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	29,000	30,326
Thermo Fisher Scientific, Inc.
2.050% due 02/21/2014	16,724	16,939
2.250% due 08/15/2016	6,864	7,113
3.200% due 05/01/2015	1,026	1,073
3.200% due 03/01/2016	4,700	4,985
3.250% due 11/20/2014	5,025	5,222
5.000% due 06/01/2015	1,000	1,085
Total Capital Canada Ltd.
0.683% due 01/15/2016	10,700	10,755
Tyco Electronics Group S.A.
1.600% due 02/03/2015	4,200	4,252
5.950% due 01/15/2014	7,069	7,357
Union Pacific Corp.
5.125% due 02/15/2014	2,860	2,969
UnitedHealth Group, Inc.
0.850% due 10/15/2015	992	996
USG Corp.
6.300% due 11/15/2016	24,257	25,834
8.375% due 10/15/2018	1,993	2,212
Veolia Environnement S.A.
5.250% due 06/03/2013	4,006	4,031
Verizon Wireless Capital LLC
5.550% due 02/01/2014	45,769	47,569
7.375% due 11/15/2013	29,616	30,839
Vivendi S.A.
2.400% due 04/10/2015	7,800	7,966
Volkswagen International Finance NV
0.889% due 11/20/2014	40,200	40,374
0.894% due 04/01/2014	1,400	1,404
Volvo Treasury AB
5.950% due 04/01/2015	2,280	2,477
Walgreen Co.
0.780% due 03/13/2014	25,875	25,951
WellPoint, Inc.
1.250% due 09/10/2015	5,608	5,658

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	105

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 01/15/2016	$1,400	$1,560
Wesfarmers Ltd.
1.874% due 03/20/2018	8,600	8,688
2.983% due 05/18/2016	200	211
6.998% due 04/10/2013	7,450	7,458
WM Wrigley Jr. Co.
3.050% due 06/28/2013	3,300	3,315
3.700% due 06/30/2014	2,975	3,056
Woodside Finance Ltd.
5.000% due 11/15/2013	5,300	5,434
8.125% due 03/01/2014	5,656	6,019
Xerox Corp.
1.680% due 09/13/2013	6,975	7,003
XTO Energy, Inc.
6.250% due 04/15/2013	100	100

		2,366,423

UTILITIES 2.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	9,050	9,427
7.700% due 08/07/2013	19,200	19,635
BP Capital Markets PLC
0.700% due 11/06/2015	24,200	24,175
1.375% due 11/06/2017	8,500	8,525
1.625% due 08/17/2017	4,015	4,048
3.875% due 03/10/2015	6,616	7,018
British Telecommunications PLC
1.405% due 12/20/2013	5,300	5,343
2.000% due 06/22/2015	4,000	4,095
CMS Energy Corp.
2.750% due 05/15/2014	3,073	3,139
Consolidated Natural Gas Co.
5.000% due 03/01/2014	1,200	1,248
Consumers Energy Co.
5.500% due 08/15/2016	10,540	12,161
Dayton Power & Light Co.
5.125% due 10/01/2013	900	920
Dominion Resources, Inc.
1.400% due 09/15/2017	2,700	2,709
Duke Energy Carolinas LLC
1.750% due 12/15/2016	660	681
Duke Energy Corp.
6.300% due 02/01/2014	3,684	3,855
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	3,000	3,207
8.125% due 07/31/2014	1,400	1,519
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	4,350	4,716
10.500% due 03/25/2014	15,890	17,295
Great Plains Energy, Inc.
2.750% due 08/15/2013	1,965	1,977
Korea Electric Power Corp.
3.000% due 10/05/2015	5,000	5,218
7.750% due 04/01/2013	250	250
KT Corp.
5.875% due 06/24/2014	700	739
NextEra Energy Capital Holdings, Inc.
2.550% due 11/15/2013	505	511
Pacific Gas & Electric Co.
4.800% due 03/01/2014	250	260
Plains All American Pipeline LP
3.950% due 09/15/2015	10,250	11,013
5.250% due 06/15/2015	8,750	9,409
5.625% due 12/15/2013	9,675	10,027
5.875% due 08/15/2016	1,000	1,109
6.125% due 01/15/2017	1,576	1,851

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Public Service Co. of Colorado
5.500% due 04/01/2014		$80	$84
Qwest Corp.
3.530% due 06/15/2013		16,460	16,518
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		21,385	22,802
Telecom Italia Capital S.A.
5.250% due 11/15/2013		22,136	22,601
6.175% due 06/18/2014		1,104	1,156
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015		1,400	1,505
TNK-BP Finance S.A.
6.250% due 02/02/2015		3,700	3,962
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	3,000	3,932
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
8.375% due 04/30/2013		$10,000	10,058

			258,698

Total Corporate Bonds & Notes (Cost $6,993,987)			7,030,344

MUNICIPAL BONDS & NOTES 1.9%

ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.188% due 11/25/2043		7,016	7,050

CALIFORNIA 0.9%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039		11,500	11,500
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015		10,090	11,061
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015		6,000	6,505
California State General Obligation Notes, Series 2013
1.050% due 02/01/2016		30,000	30,150
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014		8,425	8,444
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050		4,500	4,506
University of California Revenue Bonds, Series 2011
0.784% due 07/01/2041		35,200	35,309

			107,475

GEORGIA 0.0%
Floyd County, Georgia Development Authority Revenue Notes, Series 2012
0.850% due 07/01/2022		2,000	2,006

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts General Obligation Notes, Series 2012
0.460% due 01/01/2017		10,300	10,330

MINNESOTA 0.1%
Northstar Education Finance, Inc., Minnesota Revenue Bonds, Series 2004
0.489% due 04/29/2019		10,400	10,376

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.280% due 06/15/2013		12,500	12,512

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.700% due 02/01/2015	$4,000	$4,004
New Jersey State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.252% due 01/01/2016	11,520	11,909

		28,425

NEW YORK 0.5%
New York City, New York General Obligation Bonds, Series 2003
5.000% due 10/15/2014	5,400	5,781
New York City, New York General Obligation Notes, Series 2007
5.000% due 10/01/2014	14,335	15,321
5.125% due 10/01/2015	27,645	30,767
New York City, New York General Obligation Notes, Series 2011
2.560% due 08/01/2017	5,055	5,366
New York State Dormitory Authority Revenue Notes, Series 2012
4.000% due 10/01/2014	1,200	1,262

		58,497

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.860% due 12/01/2033	4,250	4,257

SOUTH DAKOTA 0.0%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
1.551% due 06/01/2016	1,035	1,036

Total Municipal Bonds & Notes (Cost $228,622)		229,452

U.S. GOVERNMENT AGENCIES 12.0%
Fannie Mae
0.244% due 12/25/2036	268	253
0.264% due 07/25/2037	1,290	1,230
0.324% due 03/25/2034	85	84
0.334% due 03/25/2036	183	172
0.354% due 08/25/2034	490	482
0.404% due 10/27/2037	1,000	1,001
0.504% due 12/25/2028 - 03/25/2036	3,100	3,114
0.524% due 06/25/2036	345	346
0.544% due 11/25/2036	336	338
0.554% due 04/25/2036 - 03/25/2044	1,874	1,845
0.574% due 03/25/2036	271	273
0.603% due 03/17/2032 - 05/18/2032	1,425	1,434
0.604% due 02/25/2018 - 01/25/2038	5,478	5,482
0.634% due 07/25/2036	184	186
0.654% due 10/25/2030 - 06/25/2042	14,792	14,920
0.669% due 08/25/2021 - 09/17/2027	25	25
0.703% due 05/18/2032	313	316
0.704% due 04/25/2042	4,811	4,852
0.719% due 02/25/2022 - 07/18/2027	19	20
0.744% due 07/25/2037	257	260
0.750% due 01/30/2015	100	100
0.750% due 03/04/2016 (g)	175,000	176,377

106	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.754% due 09/25/2041	$22,969	$23,152
0.804% due 10/25/2017	102	103
0.819% due 08/25/2022	7	7
0.834% due 04/25/2031	275	277
0.869% due 12/25/2022	9	9
0.884% due 12/25/2037 - 02/25/2041	8,297	8,374
0.900% due 01/01/2021	12,926	13,092
0.919% due 09/25/2022	4	4
1.000% due 09/20/2017 (j)(k)	34,125	34,223
1.054% due 07/25/2038	76	77
1.069% due 02/25/2023	3	3
1.104% due 04/25/2032 - 11/25/2049	103	105
1.204% due 11/25/2049	102	103
1.369% due 09/25/2023	58	60
1.375% due 06/01/2043 - 07/01/2044	5,423	5,586
1.378% due 10/01/2044	1,165	1,201
1.424% due 10/25/2038	212	218
1.500% due 12/28/2026 (g)	3,835	3,844
1.750% due 01/30/2019	1,000	1,008
2.000% due 09/27/2019	915	928
2.090% due 10/01/2015 - 06/01/2033	14,504	14,669
2.123% due 09/01/2035	34	37
2.148% due 05/01/2035 - 12/01/2035	123	127
2.220% due 08/01/2026	12	12
2.250% due 07/01/2031	6	6
2.300% due 07/01/2029	131	141
2.304% due 09/01/2034	67	71
2.309% due 09/01/2034	90	96
2.313% due 01/01/2036	193	207
2.320% due 02/01/2018	9	9
2.321% due 05/01/2021 - 04/01/2029	135	136
2.333% due 06/01/2035	58	62
2.351% due 08/01/2024	2	2
2.360% due 04/01/2029	5	5
2.376% due 12/01/2040	174	187
2.384% due 11/01/2027	6	6
2.390% due 08/01/2029	876	939
2.408% due 02/01/2033	23	25
2.474% due 11/01/2035	221	233
2.478% due 10/01/2035	114	122
2.492% due 11/01/2034	332	357
2.550% due 09/01/2034	807	853
2.562% due 01/01/2036	96	103
2.563% due 01/01/2032	214	229
2.570% due 02/01/2035	18	18
2.585% due 07/01/2034	16	17
2.601% due 06/01/2034	8	8
2.635% due 12/01/2036	43	46
2.667% due 05/01/2034	65	69
2.676% due 12/01/2036	40	43
2.699% due 04/01/2033	9	9
2.703% due 02/01/2034	112	119
2.712% due 05/01/2035	186	199
2.786% due 11/01/2024	9	9
2.795% due 09/01/2034	69	73
2.810% due 08/01/2034	19	20
2.862% due 09/01/2035	196	210
3.063% due 09/01/2035	131	140
3.190% due 06/01/2035	388	414
3.199% due 05/01/2036	5,760	5,966
3.305% due 06/25/2019	1,193	1,265
3.876% due 05/01/2036	105	111

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.025% due 03/01/2036	$125	$133
4.081% due 11/01/2025	6	6
4.123% due 02/25/2018 (a)	27,200	4,483
4.200% due 07/01/2035	1,149	1,179
4.356% due 07/01/2028	15	16
4.476% due 06/01/2017	824	845
4.805% due 07/01/2018	889	930
5.007% due 05/01/2035	169	181
5.083% due 07/01/2035	69	75
5.131% due 08/01/2035	165	178
5.203% due 12/01/2035	76	82
5.256% due 10/01/2035	111	120
5.258% due 08/01/2035	174	188
5.279% due 10/01/2035	194	209
5.304% due 01/01/2036	140	151
5.310% due 08/25/2033	80	82
5.322% due 11/01/2035	149	161
5.331% due 11/01/2035	139	148
5.355% due 01/01/2036	190	205
5.410% due 01/13/2023	440	457
5.437% due 03/01/2036	131	141
5.794% due 06/01/2036	48	52
6.432% due 10/25/2042	586	656
8.729% due 06/25/2032	155	156
FDIC Structured Sale Guaranteed Notes
0.704% due 11/29/2037	2,192	2,194
Federal Housing Administration
6.896% due 07/01/2020	174	170
7.350% due 04/01/2019	37	36
7.430% due 07/01/2021	74	73
7.435% due 02/01/2019	47	46
Freddie Mac
0.244% due 12/25/2036	9,529	9,471
0.453% due 07/15/2034	323	323
0.500% due 09/14/2015	101,300	101,303
0.503% due 02/15/2035	374	374
0.553% due 02/15/2018	270	271
0.603% due 07/15/2023 - 07/15/2034	26,418	26,592
0.623% due 04/15/2041	7,850	7,910
0.650% due 01/30/2015 (g)	3,700	3,714
0.653% due 12/15/2031 - 09/15/2041	10,226	10,348
0.683% due 11/15/2036	139	140
0.703% due 07/15/2039 - 02/15/2041	16,140	16,272
0.753% due 06/15/2031	41	41
0.803% due 06/15/2031 - 12/15/2037	2,171	2,195
0.900% due 03/15/2020	2	2
0.903% due 03/15/2032	9	9
1.000% due 02/10/2016 - 03/15/2023	1,008	1,014
1.203% due 11/15/2033 - 10/15/2049	599	611
1.308% due 08/25/2019 (a)	192,385	13,923
1.375% due 10/25/2044 - 02/25/2045	7,722	7,648
1.575% due 07/25/2044	8,532	8,750
1.625% due 08/01/2017	34	35
2.000% due 07/17/2017 (g)(j)	91,500	92,037
2.000% due 10/09/2019 (g)	14,100	14,207
2.250% due 06/20/2017 (h)	80,000	80,845
2.264% due 02/01/2023	2	2
2.319% due 04/01/2025	12	13
2.406% due 07/01/2033	87	93
2.411% due 05/01/2034	55	58
2.849% due 09/01/2035	523	559

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.856% due 08/01/2035	$234	$250
2.965% due 08/01/2034	105	112
3.000% due 01/17/2019 - 08/08/2019 (g)	387,245	390,877
3.000% due 07/10/2019	20,000	20,150
3.074% due 10/01/2033	43	46
4.500% due 07/15/2023	2	2
5.000% due 01/15/2032 - 08/15/2035	4,360	4,752
5.111% due 08/01/2035	84	90
5.306% due 12/01/2035	131	142
5.333% due 11/01/2035	71	76
5.400% due 03/17/2021	15,950	18,111
5.500% due 08/15/2030	8	9
6.500% due 07/25/2043	348	404
6.750% due 08/15/2023	111	111
Ginnie Mae
0.603% due 02/16/2032 - 03/16/2032	325	329
0.703% due 02/16/2030	101	103
0.752% due 04/20/2062	21,796	22,043
0.772% due 04/20/2062	15,483	15,668
0.803% due 02/16/2030	71	72
0.853% due 02/16/2030	126	128
0.902% due 02/20/2062	44,894	45,768
1.153% due 03/20/2031	437	447
1.203% due 08/16/2039	150	153
1.252% due 02/20/2062	34,040	35,266
1.625% due 12/20/2021 - 12/20/2033	2,035	2,125
1.750% due 07/20/2022 - 05/20/2032	3,191	3,353
2.000% due 04/20/2025 - 02/20/2030	198	207
2.500% due 10/20/2017 - 01/20/2022	39	41
4.000% due 02/20/2019	10	10
7.500% due 02/20/2030	76	81
Israel Government AID Bond
0.000% due 09/15/2014	2,255	2,240
NCUA Guaranteed Notes
0.553% due 12/07/2020	10,299	10,328
0.573% due 11/06/2017	83,463	83,802
0.583% due 03/06/2020	2,299	2,304
0.653% due 10/07/2020	10,666	10,699
0.763% due 12/08/2020	34,670	34,809
1.600% due 10/29/2020	10,110	10,298
Overseas Private Investment Corp.
0.000% due 05/02/2016	135	141
Small Business Administration
1.250% due 12/25/2017	28	28
4.340% due 03/01/2024	213	234
5.370% due 04/01/2028	306	353
5.490% due 03/01/2028	168	195

Total U.S. Government Agencies (Cost $1,456,708)		1,461,324

U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Notes
0.125% due 12/31/2014 (h)(k)	123,600	123,407

Total U.S. Treasury Obligations (Cost $123,305)		123,407

MORTGAGE-BACKED SECURITIES 7.4%
Adjustable Rate Mortgage Trust
2.771% due 02/25/2035	5,184	5,172

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	107

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Home Mortgage Assets LLC
0.394% due 05/25/2046		$2,838	$1,966
0.394% due 09/25/2046		1,181	795
American Home Mortgage Investment Trust
1.947% due 09/25/2045		805	777
2.291% due 10/25/2034		1,075	1,063
2.457% due 02/25/2045		123	121
Arran Residential Mortgages Funding PLC
1.626% due 05/16/2047	EUR	14,389	18,786
Banc of America Commercial Mortgage Trust
0.372% due 06/10/2049		$240	240
5.309% due 10/10/2045		5,591	5,758
5.414% due 09/10/2047		12,315	13,881
5.623% due 06/10/2049		240	240
Banc of America Funding Corp.
2.687% due 02/20/2036		3,943	3,849
5.623% due 01/20/2047^		246	193
Banc of America Large Loan Trust
0.953% due 08/15/2029		1,322	1,303
2.503% due 11/15/2015		24,433	24,634
Banc of America Mortgage Trust
2.924% due 02/25/2036		240	210
3.108% due 08/25/2033		6,593	6,676
3.658% due 07/20/2032		139	139
6.500% due 09/25/2033		275	285
Banc of America Re-REMIC Trust
1.765% due 02/17/2040		182	182
2.288% due 04/17/2049		258	259
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.877% due 07/10/2042		3,085	3,213
5.061% due 03/11/2041		24,827	24,994
5.173% due 11/10/2042		2,000	2,145
5.563% due 06/10/2039		3,827	3,986
BCAP LLC Trust
2.835% due 11/26/2035		810	813
2.874% due 11/26/2035		9,086	8,941
2.897% due 10/26/2035		457	459
3.018% due 05/26/2047		5,178	5,142
3.145% due 09/26/2035		6,978	6,951
5.050% due 07/26/2037		2,170	2,261
BCRR Trust
4.230% due 05/22/2034		163	164
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		59	59
2.600% due 03/25/2035		3,557	3,595
2.654% due 11/25/2034		1,417	1,406
2.671% due 10/25/2035		258	259
2.733% due 11/25/2030		115	118
2.736% due 08/25/2033		4,609	4,623
2.793% due 03/25/2035		259	262
2.819% due 07/25/2033		13,931	13,925
2.847% due 01/25/2035		191	178
3.018% due 05/25/2047^		2,582	2,114
3.068% due 01/25/2034		124	127
3.124% due 01/25/2034		400	404
3.182% due 11/25/2034		12,138	11,343
Bear Stearns Alt-A Trust
0.364% due 02/25/2034		1,408	1,359
0.904% due 09/25/2034		7,192	7,090
2.609% due 01/25/2036^		3,091	2,134
2.768% due 05/25/2035		427	418
2.869% due 11/25/2036		4,081	2,873
2.926% due 09/25/2035		5,350	4,527
Bear Stearns Commercial Mortgage Securities
4.680% due 08/13/2039		1,784	1,805
4.735% due 09/11/2042		1,617	1,644

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.825% due 11/11/2041		$1,400	$1,483
5.186% due 05/11/2039		1,027	1,038
5.405% due 12/11/2040		3,100	3,419
Bear Stearns Structured Products, Inc.
2.618% due 01/26/2036		11,807	9,267
2.735% due 12/26/2046		5,700	3,959
CC Funding Corp.
0.454% due 08/25/2035		472	404
Chase Mortgage Finance Corp.
2.799% due 03/25/2037		875	797
Citigroup Mortgage Loan Trust, Inc.
0.274% due 01/25/2037		560	308
1.990% due 09/25/2035		123	123
2.550% due 10/25/2035		409	387
2.600% due 05/25/2035		889	894
2.693% due 08/25/2035		2,739	2,745
2.823% due 03/25/2034		174	173
2.887% due 07/25/2046^		698	546
3.111% due 09/25/2037^		4,658	3,790
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		2,313	2,342
5.218% due 07/15/2044		4,612	4,926
Commercial Mortgage Pass-Through Certificates
0.303% due 12/15/2020		140	138
0.383% due 06/15/2022		2,593	2,557
2.365% due 02/10/2029		30,600	31,984
5.246% due 04/10/2037		3,000	3,073
5.448% due 01/15/2049		336	339
Countrywide Alternative Loan Trust
0.364% due 02/25/2047		279	218
0.383% due 02/20/2047		6,578	4,198
0.384% due 05/25/2047		5,026	3,742
0.394% due 09/25/2046		2,215	1,564
0.398% due 12/20/2046		4,579	2,951
0.413% due 07/20/2046^		2,762	1,493
0.414% due 07/25/2046		486	387
1.174% due 12/25/2035		1,290	948
1.177% due 02/25/2036		549	445
2.895% due 02/25/2037^		2,196	1,868
6.000% due 10/25/2032		30	32
6.000% due 04/25/2037^		280	215
6.250% due 12/25/2033		1,053	1,118
Countrywide Home Loan Mortgage Pass-Through Trust
0.434% due 05/25/2035		400	327
0.494% due 04/25/2035		76	58
0.524% due 03/25/2035		640	445
0.544% due 06/25/2035		6,278	5,676
2.250% due 07/19/2031		5	5
3.082% due 09/25/2047^		435	362
3.116% due 11/19/2033		169	166
6.500% due 01/25/2034		18	19
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032		77	71
2.120% due 05/25/2032		1	1
5.000% due 09/25/2015		33	34
5.137% due 08/15/2036		682	685
Credit Suisse Mortgage Capital Certificates
0.433% due 10/15/2021		3,976	3,931
4.730% due 07/27/2037		2,590	2,617
DBRR Trust
0.853% due 02/25/2045		19,076	19,078
0.946% due 09/25/2045		85,659	85,890
Deutsche Mortgage Securities, Inc.
1.454% due 06/28/2047		35	35
Dutch Mortgage Portfolio Loans BV
1.159% due 07/25/2047	EUR	2,315	2,985

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Horizon Mortgage Pass-Through Trust
2.615% due 08/25/2035	$1,194	$1,193
First Republic Mortgage Loan Trust
0.503% due 08/15/2032	4,453	4,468
0.553% due 11/15/2031	394	390
0.684% due 06/25/2030	308	304
Fosse Master Issuer PLC
1.703% due 10/18/2054	17,944	18,212
GE Capital Commercial Mortgage Corp.
5.543% due 12/10/2049	1,800	2,053
GMAC Mortgage Corp. Loan Trust
5.336% due 08/19/2034	3,383	3,460
Gracechurch Mortgage Financing PLC
0.389% due 11/20/2056	650	650
Greenpoint Mortgage Funding Trust
0.424% due 06/25/2045	443	371
0.434% due 06/25/2045	216	170
0.474% due 11/25/2045	497	412
Greenwich Capital Acceptance, Inc.
2.990% due 06/25/2024	6	6
Greenwich Capital Commercial Funding Corp.
4.915% due 01/05/2036	4,964	5,023
5.381% due 03/10/2039	1,266	1,304
5.444% due 03/10/2039	11,900	13,615
GS Mortgage Securities Corp.
1.103% due 03/06/2020	5,923	5,928
1.260% due 03/06/2020	8,300	8,317
1.456% due 03/06/2020	5,800	5,815
1.731% due 03/06/2020	5,500	5,518
2.476% due 03/06/2020	1,000	1,006
4.761% due 07/10/2039	7,704	8,230
GSR Mortgage Loan Trust
2.662% due 09/25/2035	5,744	5,933
2.776% due 01/25/2036	1,109	1,005
2.889% due 04/25/2036	583	560
Harborview Mortgage Loan Trust
0.333% due 04/19/2038	1,427	1,135
0.363% due 01/19/2038	2,527	2,524
0.383% due 07/19/2046	2,760	1,800
0.423% due 05/19/2035	1,937	1,588
0.443% due 03/19/2036	4,988	3,337
0.943% due 02/19/2034	258	257
5.194% due 08/19/2036^	354	302
Impac CMB Trust
1.104% due 10/25/2033	31	31
Indymac Adjustable Rate Mortgage Trust
1.786% due 01/25/2032	1	1
1.820% due 01/25/2032	4	4
Indymac Index Mortgage Loan Trust
0.394% due 09/25/2046	1,844	1,356
0.404% due 06/25/2047	992	711
0.414% due 05/25/2046	314	258
0.444% due 07/25/2035	293	251
2.647% due 12/25/2034	61	54
Indymac Mortgage Loan Trust
0.384% due 07/25/2047	1,076	714
JPMorgan Chase Commercial Mortgage Securities Corp.
0.578% due 07/15/2019	3,347	3,272
0.653% due 07/15/2019	2,000	1,950
1.525% due 07/15/2046	2,054	2,077
1.875% due 02/15/2046	1,857	1,885
4.654% due 01/12/2037	851	868
4.678% due 07/15/2042	563	567
4.846% due 09/12/2037	5,589	5,771
4.878% due 01/15/2042	1,500	1,588
4.899% due 01/12/2037	2,940	3,111
4.959% due 08/15/2042	89	89

108	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.130% due 01/12/2043		$179	$181
5.191% due 12/15/2044		514	532
5.247% due 01/12/2043		260	262
5.326% due 08/12/2040		2,390	2,401
5.440% due 06/12/2047		12,910	14,710
5.579% due 05/12/2045		3,954	3,972
5.697% due 02/12/2049		4,942	5,392
5.807% due 06/15/2049		2,914	3,180
JPMorgan Mortgage Trust
3.167% due 04/25/2035		6,498	6,159
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		4,640	4,761
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021		333	332
Luminent Mortgage Trust
0.374% due 12/25/2036		1,384	1,014
0.384% due 12/25/2036		524	382
0.404% due 10/25/2046		450	382
Mach One Trust Commercial Mortgage-Backed
0.524% due 07/21/2037		8,640	8,650
MASTR Adjustable Rate Mortgages Trust
0.414% due 04/25/2046		880	639
2.630% due 11/21/2034		3,259	3,454
MASTR Alternative Loans Trust
5.000% due 04/25/2019		269	278
6.000% due 08/25/2033		748	800
MASTR Asset Securitization Trust
5.500% due 09/25/2033		370	391
MASTR Seasoned Securities Trust
6.202% due 09/25/2017		69	71
Mellon Residential Funding Corp.
0.643% due 12/15/2030		2,095	2,040
0.903% due 11/15/2031		2,310	2,280
2.610% due 10/20/2029		1,473	1,478
Merrill Lynch Floating Trust
0.740% due 07/09/2021		37,047	36,532
Merrill Lynch Mortgage Investors Trust
0.414% due 02/25/2036		8,224	7,343
0.454% due 11/25/2035		3,557	3,384
1.204% due 10/25/2035		5,602	5,616
1.760% due 10/25/2035		3,124	3,087
1.968% due 12/25/2032		14	14
Merrill Lynch Mortgage Trust
5.850% due 06/12/2050		909	978
Merrill Lynch Mortgage-Backed Securities Trust
4.994% due 04/25/2037^		943	789
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		8,600	9,653
Morgan Stanley Capital Trust
1.085% due 03/15/2045		8,768	8,828
4.989% due 08/13/2042		2,175	2,345
5.010% due 04/15/2038		1,079	1,088
5.210% due 11/14/2042		3,000	3,277
5.439% due 02/12/2044		515	532
5.575% due 04/12/2049		869	887
5.610% due 04/15/2049		1,905	1,931
Morgan Stanley Mortgage Loan Trust
0.424% due 02/25/2047		970	133
2.440% due 06/25/2036		237	222
Morgan Stanley Re-REMIC Trust
5.787% due 08/12/2045		4,300	4,967
5.787% due 08/15/2045		2,500	2,888
MortgageIT Trust
0.574% due 12/25/2034		189	185
Opera Finance PLC
0.741% due 04/25/2017	GBP	2,565	3,892

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RBSSP Resecuritization Trust
0.524% due 08/26/2045		$13,593	$12,022
0.704% due 09/26/2036		6,933	6,754
0.704% due 10/26/2036		9,626	9,148
2.609% due 12/26/2036		8,829	8,888
2.757% due 10/26/2036		9,492	9,638
Residential Accredit Loans, Inc. Trust
0.414% due 04/25/2046		279	141
0.454% due 08/25/2037		776	547
0.504% due 08/25/2035		1,433	1,107
1.537% due 09/25/2045		890	719
Residential Asset Securitization Trust
2.763% due 12/25/2034		5,778	5,722
5.750% due 02/25/2036^		259	216
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032		49	52
Royal Bank of Scotland Capital Funding Trust
5.467% due 09/16/2039		8,000	8,976
Sequoia Mortgage Trust
0.553% due 07/20/2033		2,667	2,640
0.963% due 10/20/2027		1,049	1,041
2.640% due 01/20/2047		439	374
2.651% due 04/20/2035		631	636
Silenus European Loan Conduit Ltd.
0.376% due 05/15/2019	EUR	3,126	3,793
Structured Adjustable Rate Mortgage Loan Trust
1.578% due 01/25/2035		$89	67
2.586% due 02/25/2034		181	183
2.653% due 08/25/2035		1,128	1,054
Structured Asset Mortgage Investments, Inc.
0.334% due 03/25/2037		1,217	844
0.394% due 07/25/2046		3,230	2,409
0.424% due 05/25/2036		8,249	5,613
0.424% due 05/25/2046		1,272	706
0.434% due 05/25/2045		662	505
0.453% due 07/19/2035		7,822	7,725
0.484% due 02/25/2036		42	30
0.783% due 07/19/2034		43	43
0.863% due 09/19/2032		52	52
0.903% due 03/19/2034		594	588
0.903% due 04/19/2035		2,153	2,046
Structured Asset Securities Corp.
2.324% due 07/25/2032		108	107
2.531% due 01/25/2032		10	9
2.584% due 02/25/2032		136	140
2.739% due 10/28/2035		319	281
4.550% due 02/25/2034		150	152
UBS Commercial Mortgage Trust
0.778% due 07/15/2024		1,665	1,650
Wachovia Bank Commercial Mortgage Trust
0.283% due 06/15/2020		5,899	5,820
3.989% due 06/15/2035		467	468
5.077% due 10/15/2035		2,443	2,472
5.086% due 07/15/2041		5,169	5,332
5.421% due 04/15/2047		1,547	1,556
5.727% due 06/15/2049		522	537
WaMu Mortgage Pass-Through Certificates
0.464% due 11/25/2045		182	167
0.474% due 12/25/2045		331	309
0.494% due 10/25/2045		726	678
0.514% due 01/25/2045		265	256
0.877% due 03/25/2047		2,813	2,117
0.878% due 02/25/2047		905	696
0.907% due 01/25/2047		649	584
0.917% due 01/25/2047		1,390	1,070
0.937% due 04/25/2047		1,986	1,717
0.987% due 12/25/2046		2,593	2,310

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.997% due 12/25/2046		$1,317	$1,029
1.175% due 02/25/2046		3,162	2,919
1.177% due 08/25/2046		18,443	15,137
1.377% due 11/25/2042		521	500
1.577% due 06/25/2042		683	660
1.577% due 08/25/2042		768	739
2.115% due 01/25/2037^		803	652
2.211% due 03/25/2033		114	115
2.212% due 02/27/2034		115	118
2.212% due 01/25/2047		358	329
2.318% due 04/25/2037		548	440
2.406% due 12/25/2036^		520	443
2.427% due 09/25/2033		3,480	3,562
2.449% due 02/25/2037^		1,413	1,120
2.461% due 09/25/2033		1,437	1,475
2.462% due 07/25/2046		349	331
2.462% due 08/25/2046		8,796	8,224
2.462% due 12/25/2046		1,359	1,216
2.554% due 06/25/2034		2,789	2,839
2.571% due 09/25/2046		655	580
2.571% due 11/25/2046		253	240
2.638% due 02/25/2037^		3,215	2,755
2.675% due 09/25/2036^		920	772
4.684% due 05/25/2037^		1,290	1,072
4.929% due 02/25/2037^		1,748	1,506
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.147% due 05/25/2046		689	449
Washington Mutual MSC Mortgage Pass-Through Certificates
2.232% due 02/25/2033		45	44
Wells Fargo Mortgage-Backed Securities Trust
2.614% due 07/25/2036^		1,160	1,056
2.624% due 12/25/2034		2,717	2,817
2.626% due 09/25/2034		381	395
2.636% due 06/25/2035		4,205	4,307
2.641% due 03/25/2036		308	310
WFRBS Commercial Mortgage Trust
1.456% due 11/15/2044		1,710	1,733
1.607% due 06/15/2044		7,308	7,418

Total Mortgage-Backed Securities (Cost $906,721)			903,882

ASSET-BACKED SECURITIES 6.4%
ACA CLO Ltd.
0.551% due 07/25/2018		10,701	10,595
ACE Securities Corp.
0.264% due 10/25/2036		23	8
AIMCO CLO
0.552% due 10/20/2019		3,328	3,277
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		362	367
ALM Loan Funding
1.089% due 11/20/2020		10,191	10,169
American Money Management Corp. CLO Ltd.
0.513% due 05/03/2018		1,827	1,823
Amortizing Residential Collateral Trust
0.784% due 07/25/2032		63	57
0.904% due 10/25/2031		391	331
0.904% due 08/25/2032		394	366
Amresco Residential Securities Mortgage Loan Trust
1.144% due 06/25/2029		99	88
Ares CLO Ltd.
0.538% due 02/24/2018		1,548	1,542
0.918% due 11/25/2020		26,951	26,725
Asset-Backed European Securitisation Transaction SRL
1.018% due 09/21/2020	EUR	3,383	4,342

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	109

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Asset-Backed Funding Certificates Trust
0.904% due 06/25/2034	$812	$781
Asset-Backed Securities Corp. Home Equity Loan Trust
0.284% due 05/25/2037	87	75
0.479% due 09/25/2034	445	429
Avalon Capital Ltd.
0.558% due 02/24/2019	2,238	2,230
0.568% due 02/24/2019	1,436	1,431
Avenue CLO Fund Ltd.
0.562% due 10/30/2017	11,274	11,163
0.640% due 02/15/2017	2,474	2,475
Ballyrock CLO Ltd.
0.507% due 08/28/2019	655	645
Bear Stearns Asset-Backed Securities Trust
0.274% due 12/25/2036	158	154
0.284% due 10/25/2036	31	30
0.864% due 10/25/2032	548	508
1.004% due 10/27/2032	82	76
1.204% due 10/25/2037	2,939	2,491
1.204% due 11/25/2042	44	43
Black Diamond CLO Delaware Corp.
0.530% due 06/20/2017	328	329
BlueMountain CLO Ltd.
0.528% due 11/15/2017	11,657	11,631
Carrington Mortgage Loan Trust
0.524% due 10/25/2035	306	304
Centurion CDO Ltd.
0.672% due 01/30/2016	117	117
0.702% due 01/30/2016	5,327	5,317
Chase Funding Mortgage Loan Asset-Backed Certificates
0.844% due 08/25/2032	37	34
CIT Group Home Equity Loan Trust
0.744% due 06/25/2033	36	33
Citibank Omni Master Trust
2.953% due 08/15/2018	152,091	157,484
4.900% due 11/15/2018	35,758	38,249
5.350% due 08/15/2018	10,000	10,654
Citigroup Mortgage Loan Trust, Inc.
0.264% due 07/25/2045	823	612
0.314% due 08/25/2036	42	42
Collegiate Funding Services Education Loan Trust
0.384% due 12/28/2021	672	670
ContiMortgage Home Equity Loan Trust
0.883% due 03/15/2027	1	1
Countrywide Asset-Backed Certificates
0.304% due 08/25/2037	7,317	7,181
0.384% due 09/25/2036	896	891
0.394% due 06/25/2036	589	567
0.684% due 12/25/2031	47	31
0.944% due 05/25/2032	239	218
1.064% due 05/25/2033	19	17
Countrywide Home Equity Loan Trust
0.343% due 01/15/2037	53	45
Credit Suisse First Boston Mortgage Securities Corp.
0.824% due 01/25/2032	3	3
Credit-Based Asset Servicing and Securitization LLC
0.264% due 11/25/2036	72	36
0.324% due 07/25/2037	556	285
CSAM Funding
0.867% due 09/01/2015	459	459
Delta Funding Home Equity Loan Trust
1.023% due 09/15/2029	34	28
Denali Capital CLO Ltd.
0.562% due 04/21/2020	5,117	5,067
Dryden Leveraged Loan CDO
0.542% due 10/20/2020	8,979	8,879

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Duane Street CLO Ltd.
0.555% due 01/11/2021		$8,114	$8,021
Educational Services of America, Inc.
0.934% due 04/25/2039		11,469	11,485
EMC Mortgage Loan Trust
0.904% due 01/25/2041		1,284	1,159
0.944% due 05/25/2040		71	67
Equity One ABS, Inc.
0.504% due 04/25/2034		596	489
0.764% due 11/25/2032		493	450
First NLC Trust
0.274% due 08/25/2037		666	332
Ford Auto Securitization Trust
1.748% due 04/15/2014	CAD	6,582	6,513
1.960% due 07/15/2015		7,562	7,517
Fore CLO Ltd.
0.547% due 07/20/2019		$28,300	27,656
Four Corners CLO
0.571% due 01/26/2020		3,771	3,735
Franklin CLO Ltd.
0.540% due 06/15/2018		11,742	11,516
Fraser Sullivan CLO Ltd.
0.540% due 03/15/2020		1,051	1,043
Galaxy CLO Ltd.
0.562% due 10/20/2017		2,355	2,351
GCO Education Loan Funding Trust
0.368% due 11/25/2020		372	371
Goldentree Loan Opportunities Ltd.
0.998% due 10/18/2021		1,900	1,885
Gracechurch Card Funding PLC
0.903% due 02/15/2017		73,000	73,713
Greenpoint Home Equity Loan Trust
0.563% due 01/15/2030		184	152
GSAMP Trust
0.274% due 12/25/2036		487	242
GSRPM Mortgage Loan Trust
1.604% due 01/25/2032		20	20
Gulf Stream Sextant CLO Ltd.
0.519% due 08/21/2020		823	818
Halcyon Structured Asset Management CLO Ltd.
0.479% due 05/21/2018		12,317	12,287
Halcyon Structured Asset Management Long/Short Ltd.
0.495% due 10/12/2018		2,910	2,899
Harvest CLO S.A.
0.827% due 03/29/2017	EUR	152	195
Hewett’s Island CDO Ltd.
0.562% due 08/09/2017		$1,432	1,428
Home Equity Asset Trust
0.264% due 05/25/2037		41	40
1.124% due 02/25/2033		1	1
HSBC Home Equity Loan Trust
0.493% due 01/20/2034		1,079	1,074
HSI Asset Loan Obligation Trust
0.264% due 12/25/2036		141	48
Hyundai Capital Auto Funding Ltd.
1.203% due 09/20/2016		2,664	2,670
ING Investment Management Co.
0.554% due 12/13/2020		7,954	7,804
Inwood Park CDO Ltd.
0.527% due 01/20/2021		2,447	2,429
Irwin Home Equity Corp.
0.744% due 07/25/2032		124	85
JPMorgan Mortgage Acquisition Corp.
0.264% due 03/25/2047		197	184
0.284% due 03/25/2037		43	43
Kingsland Ltd.
0.530% due 06/13/2019		23,549	23,466

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lafayette CLO Ltd.
1.683% due 09/06/2022		$7,203	$7,206
Landmark CDO Ltd.
0.579% due 07/15/2018		15,328	15,160
Lehman ABS Mortgage Loan Trust
0.294% due 06/25/2037		561	321
Lehman XS Trust
0.354% due 04/25/2037		2,078	1,347
Leopard CLO BV
0.656% due 04/21/2020	EUR	3,764	4,774
LightPoint Pan-European CLO PLC
0.476% due 01/31/2022		1,606	2,014
Long Beach Mortgage Loan Trust
0.764% due 10/25/2034		$359	322
0.904% due 03/25/2032		65	57
Louisiana Public Facilities Authority
0.801% due 04/26/2021		1,550	1,552
Madison Park Funding Ltd.
0.562% due 05/10/2019		1,009	1,004
Marathon CLO Ltd.
0.550% due 12/20/2019		2,158	2,132
Massachusetts Educational Financing Authority
1.251% due 04/25/2038		3,340	3,376
MASTR Asset-Backed Securities Trust
0.254% due 11/25/2036		88	40
0.254% due 01/25/2037		458	148
0.284% due 05/25/2037		59	58
Merrill Lynch Mortgage Investors Trust
0.284% due 09/25/2037		6	2
0.324% due 02/25/2037		440	167
Morgan Stanley ABS Capital
0.264% due 05/25/2037		311	167
0.304% due 09/25/2036		35	24
1.004% due 07/25/2037		644	585
Morgan Stanley IXIS Real Estate Capital Trust
0.254% due 11/25/2036		13	6
Nautique Funding Ltd.
0.554% due 04/15/2020		1,925	1,872
Nelnet Education Loan Funding, Inc.
0.428% due 08/26/2019		2,319	2,316
Nelnet Student Loan Trust
1.001% due 07/25/2018		1,625	1,632
Neptune Finance CCS Ltd.
0.917% due 04/20/2020		7,900	7,857
New Century Home Equity Loan Trust
0.384% due 05/25/2036		742	460
0.464% due 06/25/2035		82	81
Northstar Education Finance, Inc.
0.441% due 01/28/2017		5,400	5,384
0.904% due 12/26/2031		21,645	21,775
Oak Hill Credit Partners
0.540% due 05/17/2021		1,874	1,863
Option One Mortgage Loan Trust
0.264% due 07/25/2037		2	2
0.744% due 06/25/2032		29	25
0.744% due 08/25/2032		181	158
5.599% due 01/25/2037^		425	426
Pacifica CDO Ltd.
0.561% due 01/26/2020		3,260	3,241
0.670% due 05/13/2016		222	222
Panhandle-Plains Higher Education Authority, Inc.
1.414% due 10/01/2035		1,494	1,516
Park Place Securities, Inc.
0.464% due 09/25/2035		617	599
Plymouth Rock CLO Ltd.
1.790% due 02/16/2019		965	965

110	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Popular ABS Mortgage Pass-Through Trust
0.294% due 06/25/2047		$775	$689
Renaissance Home Equity Loan Trust
0.564% due 11/25/2034		239	226
0.644% due 08/25/2033		964	916
0.704% due 12/25/2033		407	408
Residential Asset Mortgage Products Trust
0.764% due 06/25/2032		6	6
Residential Asset Securities Corp. Trust
0.704% due 07/25/2032^		97	80
Securitized Asset-Backed Receivables LLC
0.244% due 01/25/2037		35	34
Shasta CLO Ltd.
0.552% due 04/20/2013		140	140
SLC Student Loan Trust
4.750% due 06/15/2033		5,313	5,046
SLM Student Loan Trust
0.301% due 07/25/2017		912	911
0.371% due 04/27/2020		8,904	8,902
0.371% due 04/25/2022		17,752	17,743
0.381% due 07/25/2019		3,454	3,454
0.381% due 04/25/2023		3,225	3,226
0.391% due 04/25/2022		115	115
0.421% due 01/27/2025		7,000	6,989
0.431% due 04/25/2019		187	187
0.441% due 01/27/2020		155	155
0.451% due 01/25/2021		8,353	8,349
0.904% due 01/25/2029		12,811	12,956
0.953% due 10/16/2023		1,747	1,756
1.253% due 06/15/2023		1,382	1,395
1.303% due 12/15/2021		5,031	5,073
1.401% due 10/25/2016		595	598
1.801% due 04/25/2023		16,826	17,522
2.350% due 04/15/2039		1,777	1,787
3.500% due 08/17/2043		17,156	16,460
South Carolina Student Loan Corp.
0.751% due 01/25/2021		3,392	3,397
Specialty Underwriting & Residential Finance
0.264% due 01/25/2038		118	115
0.884% due 01/25/2034		90	79
Stanfield Bristol CLO Ltd.
0.550% due 10/15/2019		2,810	2,800
Structured Asset Securities Corp.
0.304% due 01/25/2037		288	258
0.784% due 01/25/2033		1,026	987
1.704% due 04/25/2035		2,140	1,984
Trimaran CLO Ltd.
0.549% due 11/01/2018		1,402	1,385
Washington Mutual Asset-Backed Certificates Trust
0.264% due 10/25/2036		82	33
WG Horizons CLO
0.547% due 05/24/2019		10,200	10,040

Total Asset-Backed Securities (Cost $776,111)			772,650

SOVEREIGN ISSUES 7.2%
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		2,100	2,207
Instituto de Credito Oficial
3.250% due 05/14/2013		5,570	5,579
Israel Government International Bond
4.625% due 06/15/2013		375	378
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	7,500	10,063
6.505% due 03/01/2019		7,500	10,106

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kommunalbanken A/S
0.484% due 04/01/2015		$12,750	$12,792
0.663% due 03/27/2017		66,100	66,769
1.000% due 02/09/2015		39,720	40,143
1.000% due 09/26/2017		15,300	15,288
1.750% due 10/05/2015		15,000	15,455
2.375% due 01/19/2016		6,350	6,665
2.750% due 05/05/2015		46,200	48,355
2.875% due 10/27/2014		6,000	6,240
Kommunekredit
1.000% due 05/05/2015		20,000	20,241
Kommuninvest Sverige AB
1.000% due 10/24/2017		5,000	5,005
Mexico Government International Bond
6.250% due 06/16/2016	MXN	4,421,640	377,780
Province of Ontario
0.434% due 04/01/2015		$15,110	15,150
0.950% due 05/26/2015		63,200	63,819
1.600% due 09/21/2016		15,100	15,551
2.700% due 06/16/2015		40,712	42,680
2.950% due 02/05/2015		76,800	80,340
Qatar Government International Bond
5.150% due 04/09/2014		8,200	8,559
Republic of Korea
4.250% due 06/01/2013		5,840	5,874

Total Sovereign Issues (Cost $833,478)			875,039

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
DG Funding Trust
0.636% due 04/29/2013 (d)		328	2,383

Total Preferred Securities (Cost $3,489)			2,383

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.9%

CERTIFICATES OF DEPOSIT 2.6%
Abbey National Treasury Services PLC
1.631% due 06/10/2013		$28,700	28,770
Banco Bradesco S.A.
0.000% due 04/30/2013		26,000	25,983
Banco do Brasil S.A.
0.000% due 05/06/2013		10,000	9,991
0.000% due 10/11/2013		26,700	26,569
0.000% due 11/01/2013		8,000	7,955
1.997% due 01/24/2014		38,400	38,065
Dexia Credit Local S.A.
1.600% due 09/16/2013		36,125	36,261
1.650% due 09/12/2013		400	402
1.700% due 09/06/2013		111,850	112,298
Itau Unibanco Holding S.A.
0.000% due 09/23/2013		31,000	30,798

			317,092

COMMERCIAL PAPER 6.0%
Aluminum Co. of America
0.950% due 04/02/2013		9,000	9,000
0.950% due 04/04/2013		14,400	14,399
Banco Bilbao Vizcaya Argentaria S.A.
2.500% due 10/21/2013		300	297
3.120% due 10/21/2013		103,900	103,004

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
British Telecommunications PLC
0.800% due 03/07/2014	$42,000	$41,726
1.600% due 05/15/2013	14,225	14,197
1.640% due 05/15/2013	59,300	59,181
Daimler Finance North America LLC
0.700% due 03/13/2014	19,200	19,072
Dell, Inc.
0.498% due 04/11/2013	300	300
1.016% due 04/15/2013	12,250	12,245
1.200% due 06/12/2013	630	630
Electricite de France S.A.
0.810% due 01/06/2014	29,500	29,376
0.825% due 01/15/2014	80,600	80,246
Entergy Corp.
0.850% due 05/15/2013	2,700	2,697
0.850% due 05/21/2013	2,400	2,397
H.J. Heinz Financing Co.
1.300% due 04/25/2013	10,000	9,991
Holcim U.S. Finance SARL & Cie S.C.S.
0.510% due 04/15/2013	15,200	15,197
Newell Rubbermaid, Inc.
0.680% due 04/29/2013	21,100	21,089
0.700% due 04/26/2013	3,100	3,099
Nisource Finance Corp.
0.850% due 04/09/2013	10,100	10,098
0.950% due 04/12/2013	17,400	17,395
1.050% due 04/09/2013	9,300	9,298
RCI Banque S.A.
0.735% due 06/27/2013	6,200	6,195
Santander S.A.
1.400% due 07/02/2013	600	599
1.710% due 10/11/2013	51,300	51,026
2.050% due 10/11/2013	3,500	3,481
2.190% due 01/02/2014	13,900	13,760
2.370% due 01/02/2014	10,800	10,691
Standard Chartered Bank
0.858% due 09/26/2013	8,000	7,988
0.950% due 09/26/2013	40,500	40,441
Vodafone Group PLC
0.690% due 02/10/2014	9,200	9,146
0.720% due 01/28/2014	83,700	83,238
0.750% due 01/02/2014	24,400	24,281
0.780% due 01/02/2014	11,000	10,946

		736,726

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 04/01/2013	896	896

(Dated 03/28/2013. Collateralized by Freddie Mac 1.960% due 11/07/2022 valued at $915. Repurchase proceeds are $896.)

SHORT-TERM NOTES 0.3%
Export-Import Bank of Korea
1.251% due 07/26/2013	33,500	33,503

U.S. TREASURY BILLS 0.2%
0.125% due 04/18/2013 - 02/06/2014 (c)(k)	21,507	21,489

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.112% due 04/15/2013 (k)	1,460	1,460

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	111

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 5.8%
PIMCO Short-Term Floating NAV Portfolio	5,914	$59
PIMCO Short-Term Floating NAV Portfolio III	70,163,862	701,148

		701,207

Total Short-Term Instruments (Cost $1,809,837)		1,812,373

MARKET VALUE (000S)
PURCHASED OPTIONS (m) 0.1%
(Cost $6,625)	$7,472

Total Investments 109.5% (Cost $13,220,585)	13,300,608

Written Options (n) (0.1%) (Premiums $6,625)	(8,872)

Other Assets and Liabilities (Net) (9.4%)	(1,144,914)

Net Assets 100.0%	$12,146,822

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Fund.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $390,904 at a weighted average interest rate of 0.159%.
(g)	Securities with an aggregate market value of $894,998 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	(1.250%)	12/13/2012	12/12/2014	$4,166	$(4,150)
	(1.250%)	12/13/2012	12/13/2014	1,041	(1,037)
BOM	0.200%	03/14/2013	04/01/2013	267,500	(267,526)
BSN	0.200%	03/06/2013	04/04/2013	83,716	(83,728)
	0.210%	03/11/2013	04/01/2013	178,561	(178,582)
RBS	0.270%	03/27/2013	04/03/2013	54,512	(54,514)
RDR	0.190%	02/14/2013	04/19/2013	286,007	(286,075)
SAL	(1.250%)	02/22/2013	02/22/2015	9,191	(9,179)
TDM	(0.350%)	03/13/2013	12/31/2013	986	(986)
	(0.350%)	03/25/2013	03/12/2015	11,836	(11,829)

					$(897,606)

(h)	Securities with an aggregate market value of $163,892 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.
(i)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Sale-Buyback Financing Transactions (1)
GLM	0.120%	03/26/2013	04/02/2013	$120,941	$(120,943)
	0.220%	03/12/2013	04/02/2013	43,169	(43,177)

					$(164,120)

(1)	Payable for sale-buyback financing transactions includes $2 of deferred price drop on sale-buyback financing transactions.

(j)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $19,998 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	0.290%	09/18/2013	$	14,562,100	$1,449	$1,449

(k)	Securities with an aggregate market value of $25,877 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.

112	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(l)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Anheuser-Busch InBev Worldwide, Inc.	CBK	1.000%	09/20/2015	0.311%	$	10,000	$175	$127	$48
BP Capital Markets America, Inc.	BOA	1.000%	09/20/2015	0.369%		25,000	405	181	224
BP Capital Markets America, Inc.	CBK	5.000%	06/20/2015	0.323%		600	64	11	53
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.323%		2,100	223	(48)	271
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.369%		1,100	128	18	110
BP Capital Markets America, Inc.	HUS	1.000%	09/20/2015	0.369%		25,000	404	157	247
BP Capital Markets America, Inc.	HUS	1.000%	12/20/2015	0.406%		21,500	358	397	(39)
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.323%		3,000	320	21	299
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	12/20/2015	0.745%		25,000	230	152	78
Freeport-McMoRan Copper & Gold, Inc.	MYC	1.000%	12/20/2015	0.745%		19,200	177	117	60
General Electric Capital Corp.	BPS	1.000%	12/20/2015	0.542%		50,000	643	696	(53)
General Electric Capital Corp.	BRC	1.000%	12/20/2015	0.542%		23,700	305	291	14
General Electric Capital Corp.	JPM	1.000%	12/20/2015	0.542%		71,200	915	1,011	(96)
John Deere	BOA	1.000%	09/20/2014	0.126%		25,000	334	403	(69)
Shell International Finance BV	CBK	1.000%	09/20/2015	0.298%		23,560	416	344	72
Sony Corp.	GST	1.000%	03/20/2016	1.169%	JPY	2,250,000	(100)	(89)	(11)
Teck Resources Ltd.	BOA	1.000%	12/20/2015	0.824%	$	9,700	46	15	31
Teck Resources Ltd.	DUB	1.000%	12/20/2015	0.824%		5,000	24	15	9
Teck Resources Ltd.	GST	1.000%	12/20/2015	0.824%		10,000	47	30	17
Teck Resources Ltd.	JPM	1.000%	12/20/2015	0.824%		15,000	71	67	4
Teck Resources Ltd.	MYC	1.000%	12/20/2015	0.824%		10,000	47	9	38

							$5,232	$3,925	$1,307

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (5)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.214% based on the notional amount of currency received	04/15/2013	JPM	$	13,828	EUR	9,800	$1,275	$6	$1,269
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.231% based on the notional amount of currency received	12/20/2013	JPM		29,219		22,002	1,020	(139)	1,159
Floating rate equal to 3-Month USD-LIBOR plus 0.475% based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR plus 0.260% based on the notional amount of currency received	01/31/2014	FBF		10,857		7,700	996	(103)	1,099
Floating rate equal to 3-Month USD-LIBOR plus 0.504% based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR plus 0.300% based on the notional amount of currency received	05/30/2014	FBF		10,826		7,700	961	(134)	1,095

								$4,252	$(370)	$4,622

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.750%	12/16/2016	BRC	$	586,800	$(397)	$(1,171)	$774
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.750%	12/16/2016	GLM		1,753,500	(1,187)	(706)	(481)

							$(1,584)	$(1,877)	$293

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	113

Schedule of Investments PIMCO Short-Term Fund (Cont.)

(m)	Purchased options outstanding as of March 31, 2013:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.600%	09/20/2013	$	1,528,000	$3,209	$3,275
Call - OTC 2-Year Interest Rate Swap	MSX	3-Month USD-LIBOR	Pay	1.600%	09/20/2013		1,220,000	3,416	4,197

								$6,625	$7,472

(n)	Written options outstanding as of March 31, 2013:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.410%	09/20/2013	$	3,056,000	$3,209	$(3,203)
Call - OTC 2-Year Interest Rate Swap	MSX	3-Month USD-LIBOR	Receive	1.410%	09/20/2013		2,440,000	3,416	(5,669)

								$6,625	$(8,872)

Transactions in written call and put options for the period ended March 31, 2013:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	0	$0	$0
Sales	30,000	55,382,000	13,335
Closing Buys	0	0	0
Expirations	(30,000)	(49,886,000)	(6,710)
Exercised	0	0	0

Balance at 03/31/2013	0	$5,496,000	$6,625

(o)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	AUD	79	$	81	BRC	$0	$(1)	$(1)
04/2013	BRL	2,134		1,060	FBF	4	0	4
04/2013		2,134		1,032	UAG	0	(24)	(24)
04/2013	DKK	45,125		7,773	BPS	15	0	15
04/2013		682,300		116,906	BRC	0	(400)	(400)
04/2013		426,626		75,000	HUS	1,651	0	1,651
04/2013		244,150		42,662	MSC	686	0	686
04/2013	EUR	69,953		90,910	BRC	1,241	0	1,241
04/2013		39,930		52,313	CBK	1,128	0	1,128
04/2013		48,612		62,791	FBF	478	0	478
04/2013		48,748		63,150	HUS	662	0	662
04/2013		3,381		4,392	RBC	58	0	58
04/2013	JPY	6,860,000		77,183	BRC	4,302	0	4,302
04/2013		268,479		3,032	FBF	180	0	180
04/2013		4,633,212		52,537	JPM	3,335	(21)	3,314
04/2013		434,189		4,649	RYL	36	0	36
04/2013	MXN	129,160		9,899	FBF	0	(557)	(557)
04/2013		114,920		8,934	MSC	0	(370)	(370)
04/2013		4,451,993		335,994	UAG	0	(24,414)	(24,414)
04/2013	$	122	AUD	117	MSC	0	0	0
04/2013		1,086	BRL	2,134	FBF	0	(29)	(29)
04/2013		1,060		2,134	UAG	0	(4)	(4)
04/2013		1,739	EUR	1,326	DUB	0	(40)	(40)
04/2013		19,814		15,099	RYL	0	(459)	(459)
04/2013		25,753		20,017	WST	0	(95)	(95)
04/2013		124,856	JPY	11,400,000	BRC	0	(3,743)	(3,743)
04/2013		10,403	MXN	135,000	BRC	526	0	526
04/2013		317,536		3,920,677	DUB	0	(140)	(140)
04/2013		235		3,036	FBF	10	0	10
04/2013		58		738	HUS	2	0	2
04/2013		34,156		422,393	JPM	39	0	39
04/2013		591		7,776	MSC	39	0	39
04/2013		10,890		139,103	UAG	371	0	371
05/2013	CHF	1,015	$	1,071	DUB	1	0	1
05/2013	EUR	174,181		223,465	BRC	149	0	149

114	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
05/2013	$	4,529	DKK	26,306	DUB	$0	$(3)	$(3)
06/2013	BRL	2,134	$	1,077	FBF	28	0	28
06/2013	CAD	20,084		19,507	RYL	0	(229)	(229)
06/2013	GBP	23,300		35,224	BRC	0	(166)	(166)
06/2013		57,778		87,321	HUS	0	(438)	(438)
06/2013	MXN	3,920,677		315,061	DUB	160	0	160
06/2013		418,124		33,570	JPM	0	(13)	(13)
06/2013		136,428		10,599	UAG	0	(358)	(358)
06/2013	$	88,258	CAD	90,892	CBK	1,057	0	1,057
07/2013	EUR	11,125	$	14,744	CBK	473	0	473
07/2013		21,200		27,564	MSC	367	0	367
07/2013		2,500		3,348	RBC	141	0	141
07/2013		7,000		9,405	UAG	425	0	425
08/2013	CNY	60,000		9,536	HUS	0	(10)	(10)
08/2013	$	3,831	CNY	24,000	DUB	0	(13)	(13)
08/2013		2,703		17,000	RYL	2	0	2
08/2013		3,027		19,000	UAG	0	(4)	(4)
01/2014	EUR	146,400	$	195,374	BRC	7,203	0	7,203
01/2014		98,100		131,322	HUS	5,232	0	5,232
01/2014	$	191,214	EUR	146,400	BRC	0	(3,043)	(3,043)
01/2014		130,818		98,100	HUS	0	(4,728)	(4,728)

						$30,001	$(39,302)	$(9,301)

(p)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$82,282	$0	$82,282
Corporate Bonds & Notes
Banking & Finance	0	4,340,404	64,819	4,405,223
Industrials	0	2,366,423	0	2,366,423
Utilities	0	258,698	0	258,698
Municipal Bonds & Notes
Arkansas	0	7,050	0	7,050
California	0	107,475	0	107,475
Georgia	0	2,006	0	2,006
Massachusetts	0	10,330	0	10,330
Minnesota	0	10,376	0	10,376
New Jersey	0	28,425	0	28,425
New York	0	58,497	0	58,497
North Carolina	0	4,257	0	4,257
South Dakota	0	1,036	0	1,036
U.S. Government Agencies	0	1,316,863	144,461	1,461,324
U.S. Treasury Obligations	0	123,407	0	123,407
Mortgage-Backed Securities	0	790,264	113,618	903,882
Asset-Backed Securities	0	725,270	47,380	772,650
Sovereign Issues	0	875,039	0	875,039
Preferred Securities
Banking & Finance	0	0	2,383	2,383
Short-Term Instruments
Certificates of Deposit	0	317,092	0	317,092
Commercial Paper	0	736,726	0	736,726

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Repurchase Agreements	$0	$896	$0	$896
Short-Term Notes	0	33,503	0	33,503
U.S. Treasury Bills	0	21,489	0	21,489
U.S. Treasury Cash Management Bills	0	1,460	0	1,460
Central Funds Used for Cash Management Purposes	701,207	0	0	701,207
Purchased Options
Interest Rate Contracts	0	7,472	0	7,472
	$701,207	$12,226,740	$372,661	$13,300,608

Financial Derivative Instruments - Assets
Credit Contracts	0	1,575	0	1,575
Foreign Exchange Contracts	0	34,623	0	34,623
Interest Rate Contracts	0	2,223	0	2,223
	$0	$38,421	$0	$38,421

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(268)	0	(268)
Foreign Exchange Contracts	0	(39,302)	0	(39,302)
Interest Rate Contracts	0	(9,353)	0	(9,353)
	$0	$(48,923)	$0	$(48,923)

Totals	$701,207	$12,216,238	$372,661	$13,290,106

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	115

Schedule of Investments PIMCO Short-Term Fund (Cont.)

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$18,947	$64,788	$(1,000)	$54	$0	$19	$0	$(17,989)	$64,819	$11
Industrials	17,436	0	(17,263)	(60)	(379)	266	0	0	0	0
U.S. Government Agencies	173,740	1,633	(31,246)	(1)	(1)	336	0	0	144,461	355
Mortgage-Backed Securities	286	117,744	(4,772)	0	33	327	0	0	113,618	305
Asset-Backed Securities	39,723	49,956	(37,418)	72	(999)	533	0	(4,487)	47,380	17
Preferred Securities
Banking & Finance	2,456	0	0	0	0	(73)	0	0	2,383	(73)

	$252,588	$234,121	$(91,699)	$65	$(1,346)	$1,408	$0	$(22,476)	$372,661	$615

Financial Derivative Instruments - Assets
Interest Rate Contracts	$281	$0	$0	$0	$0	$(281)	$0	$0	$0	$0

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(5)	$0	$0	$0	$0	$5	$0	$0	$0	$0

Totals	$252,864	$234,121	$(91,699)	$65	$(1,346)	$1,132	$0	$(22,476)	$372,661	$615

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$64,819	Benchmark Pricing	Base Price	99.04-100.13
U.S. Government Agencies	324	Benchmark Pricing	Base Price	97.85-98.45
	144,137	Third Party Vendor	Broker Quote	100.10-100.41
Mortgage-Backed Securities	27,728	Benchmark Pricing	Base Price	99.00-100.00
	85,890	Third Party Vendor	Broker Quote	100.27
Asset-Backed Securities	44,343	Benchmark Pricing	Base Price	98.65-100.13
	3,037	Third Party Vendor	Broker Quote	100.21-101.50
Preferred Securities
Banking & Finance	2,383	Benchmark Pricing	Base Price	$7,258.66

Total	$372,661

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

116	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(q)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$7,472	$7,472
Unrealized appreciation on foreign currency contracts	0	0	0	30,001	0	30,001
Unrealized appreciation on OTC swap agreements	0	1,575	0	4,622	774	6,971

	$0	$1,575	$0	$34,623	$8,246	$44,444

Liabilities:
Written options outstanding	$0	$0	$0	$0	$8,872	$8,872
Variation margin payable on financial derivative instruments (2)	0	0	0	0	368	368
Unrealized depreciation on foreign currency contracts	0	0	0	39,302	0	39,302
Unrealized depreciation on OTC swap agreements	0	268	0	0	481	749

	$0	$268	$0	$39,302	$9,721	$49,291

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(2,078)	$(2,078)
Net realized gain on futures contracts	0	0	0	0	882	882
Net realized gain on written options	0	0	0	0	5,696	5,696
Net realized gain (loss) on swaps	0	1,145	0	(161)	(13,101)	(12,117)
Net realized gain on foreign currency transactions	0	0	0	88,581	0	88,581

	$0	$1,145	$0	$88,420	$(8,601)	$80,964

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$847	$847
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(762)	(762)
Net change in unrealized (depreciation) on written options	0	0	0	0	(2,247)	(2,247)
Net change in unrealized appreciation on swaps	0	3,643	0	1,789	2,598	8,030
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(18,736)	0	(18,736)

	$0	$3,643	$0	$(16,947)	$436	$(12,868)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation of $1,449 as reported in the Notes to Schedule of Investments.

(r)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$785	$(920)	$(135)
BPS	658	(450)	208
BRC	5,976	(6,570)	(594)
CBK	3,543	(3,880)	(337)
DUB	(11)	(390)	(401)
FBF	2,071	(2,340)	(269)
GLM	(1,115)	463	(652)
GST	298	(540)	(242)
HUS	3,133	(3,920)	(787)
JPM	6,941	(7,120)	(179)
MSC	722	(3,835)	(3,113)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	117

Schedule of Investments PIMCO Short-Term Fund (Cont.)

March 31, 2013

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
MSX	$(1,472)	$0	$(1,472)
MYC	224	(1,864)	(1,640)
RBC	199	0	199
RYL	(650)	549	(101)
UAG	(24,008)	24,027	19
WST	(95)	0	(95)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

118	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements

March 31, 2013

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the Institutional Class, Class M, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of nine funds (each a “Fund” and collectively the “Funds”) offered by the Trust. As March 31, 2013, the PIMCO Government Money Market Fund is the only fund in the Trust to offer Class M shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing

ANNUAL REPORT	MARCH 31, 2013	119

Notes to Financial Statements (Cont.)

differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective April 1, 2012, the Funds began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Funds may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedules of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee

120	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2013

has been established by the Board to oversee the implementation of a Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers out of Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

ANNUAL REPORT	MARCH 31, 2013	121

Notes to Financial Statements (Cont.)

sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

122	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2013

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a

Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. At March 31, 2013, PIMCO Investment Grade Corporate Bond Fund and PIMCO Low Duration Fund had $54,125,068 and $93,952,158, respectively, in outstanding commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with

ANNUAL REPORT	MARCH 31, 2013	123

Notes to Financial Statements (Cont.)

the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(c) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution,

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the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and

Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

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(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes

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in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either

(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed

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securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of March 31, 2013 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Certain Funds may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments, and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

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Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in

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place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to Schedules of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class M	Class P	Administrative Class	Class D	A, B, C and R Classes
PIMCO Government Money Market Fund	0.12%		N/A	0.06%	0.16%	N/A	N/A	0.21%
PIMCO Investment Grade Corporate Bond Fund	0.25%		0.25%	N/A	0.35%	0.25%	0.40%	0.40%
PIMCO Low Duration Fund	0.25%		0.21%	N/A	0.31%	0.21%	0.25%	0.30%
PIMCO Low Duration Fund II	0.25%		0.25%	N/A	0.35%	0.25%	N/A	N/A
PIMCO Low Duration Fund III	0.25%		0.25%	N/A	0.35%	0.25%	N/A	N/A
PIMCO Moderate Duration Fund	0.25%		0.21%	N/A	0.31%	N/A	N/A	N/A
PIMCO Money Market Fund	0.12%		0.20%	N/A	N/A	0.20%	N/A	0.35%
PIMCO Short Asset Investment Fund	0.20%	(1)	0.14%	N/A	0.24%	0.14%	0.24%	0.24%
PIMCO Short-Term Fund	0.25%		0.20%	N/A	0.30%	0.20%	0.20%	0.20%

(1)	PIMCO has contractually agreed, through July 31, 2014, to waive 0.10% of the Investment Advisory Fee to 0.10%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
PIMCO Government Money Market and PIMCO Money Market Funds	—	0.10%
All other Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO Government Money Market and PIMCO Money Market Funds	—	0.10%
PIMCO Low Duration, PIMCO Short Asset Investment and PIMCO Short-Term Funds	0.30%	0.25%
All other Funds	0.75%	0.25%
Class R
PIMCO Government Money Market Fund	—	0.25%
All Other Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended March 31, 2013, the Distributor received

ANNUAL REPORT	MARCH 31, 2013	131

Notes to Financial Statements (Cont.)

$23,528,041 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO Short Asset Investment Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of the Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO March 31, 2013, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Short Asset Investment Fund	$48

To maintain certain net yields for the PIMCO Government Money Market and PIMCO Money Market Funds, PIMCO and the Trust’s Distributor have entered into a fee and expense limitation agreement with such funds (the “Agreement”) pursuant to which PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of a Fund’s Supervisory and Administrative Fee, any service fees applicable to a class of a Fund, or to the extent necessary, a Fund’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from a Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of a Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Funds will not reimburse PIMCO or its affiliates for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Funds will maintain a positive net yield. As of March 31, 2013, the recoverable amount to PIMCO for the PIMCO Government Money Market and PIMCO Money Market Funds was $572,675 and $4,752,407, respectively.

Prior to January 1, 2013, each unaffiliated Trustee received an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Effective January 1, 2013, each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $2,250.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

132	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2013

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2013, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Government Money Market Fund	$0	$908
PIMCO Investment Grade Corporate Bond Fund	515,539	142,416
PIMCO Low Duration Fund	2,214,803	1,291,904
PIMCO Low Duration Fund II	20,540	156,666
PIMCO Low Duration Fund III	6,975	12,086
PIMCO Moderate Duration Fund	201,811	156,257
PIMCO Money Market Fund	0	3,830
PIMCO Short Asset Investment Fund	10,087	1,529
PIMCO Short-Term Fund	2,384,003	4,575,197

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended March 31, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio
Fund Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Investment Grade Corporate Bond Fund	$1,203,863	$2,487,732	$(3,542,600)	$442	$(451)	$148,986	$1,130	$2
PIMCO Low Duration Fund	479,697	11,591,216	(12,071,178)	288	1	24	2,616	0
PIMCO Low Duration Fund II	72,246	542,306	(614,542)	(7)	(1)	2	106	0
PIMCO Low Duration Fund III	31,436	161,831	(193,269)	3	0	1	31	0
PIMCO Moderate Duration Fund	190,704	1,576,060	(1,766,801)	41	1	5	360	0
PIMCO Short Asset Investment Fund	0	4,100	(4,100)	0	0	0	0	0
PIMCO Short-Term Fund	397,205	3,559,039	(3,956,200)	20	(5)	59	140	0

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Investment Grade Corporate Bond Fund	$0	$460,335	$(460,300)	$16	$0	$51	$335	$0
PIMCO Low Duration Fund	0	7,363,857	(4,921,100)	(1,508)	73	2,441,322	6,057	0
PIMCO Low Duration Fund II	42,305	457,210	(317,600)	(44)	(10)	181,861	311	0
PIMCO Low Duration Fund III	0	102,855	(86,700)	(18)	0	16,137	54	0
PIMCO Moderate Duration Fund	203	1,044,303	(945,300)	(189)	8	99,025	503	0
PIMCO Short Asset Investment Fund	0	38,653	(23,970)	(3)	1	14,681	7	0
PIMCO Short-Term Fund	5,012	2,252,633	(1,556,100)	(421)	23	701,147	1,584	0

ANNUAL REPORT	MARCH 31, 2013	133

Notes to Financial Statements (Cont.)

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2013, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Investment Grade Corporate Bond Fund	$11,636,232	$11,059,011	$7,244,329	$3,731,482
PIMCO Low Duration Fund	100,017,682	102,652,426	9,089,009	5,643,850
PIMCO Low Duration Fund II	5,343,985	5,493,995	186,370	122,633
PIMCO Low Duration Fund III	1,448,741	1,449,149	85,094	60,151
PIMCO Moderate Duration Fund	9,846,708	9,584,882	799,631	716,767
PIMCO Short Asset Investment Fund	375,809	373,103	81,888	35,940
PIMCO Short-Term Fund	10,033,548	11,924,805	11,746,736	7,953,998

134	PIMCO SHORT DURATION STRATEGY FUNDS

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ANNUAL REPORT	MARCH 31, 2013	135

Notes to Financial Statements (Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Government Money Market Fund (1)				PIMCO Investment Grade Corporate Bond Fund (2)				PIMCO Low Duration Fund
	Year Ended 03/31/2013		Year Ended 03/31/2012		Year Ended 03/31/2013		Year Ended 03/31/2012		Year Ended 03/31/2013		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	0	$0	317,968	$3,552,566	178,128	$1,891,682	710,657	$7,488,145	578,656	$6,036,327
Class M	567,393	567,393	340,485	340,484	0	0	0	0	0	0	0	0
Class P	7,982	7,982	1,886	1,885	33,775	374,003	30,122	318,947	160,408	1,684,079	53,619	557,674
Administrative Class	0	0	0	0	15,498	171,280	26,927	283,258	64,240	671,434	23,635	246,402
Class D	0	0	0	0	59,809	664,256	38,779	410,998	82,354	868,391	62,192	649,080
Class A	4,886	4,886	6,368	6,369	78,007	864,497	73,735	780,799	169,888	1,790,555	146,877	1,531,569
Class B	0	0	0	0	0	0	0	0	25	267	68	716
Class C	1,322	1,322	5,767	5,767	38,494	426,856	28,231	298,593	25,490	268,531	23,681	246,739
Class R	0	0	0	0	0	0	0	0	6,333	66,810	6,070	63,104
Issued as reinvestment of distributions
Institutional Class	0	0	0	0	27,445	305,311	26,997	283,340	45,173	476,078	30,715	319,058
Class M	146	146	176	176	0	0	0	0	0	0	0	0
Class P	1	1	0	0	2,079	23,158	1,080	11,302	2,485	26,193	1,334	13,848
Administrative Class	0	0	0	0	1,149	12,783	1,339	13,954	2,387	25,162	1,209	12,575
Class D	0	0	0	0	4,921	54,815	2,997	31,440	6,303	66,419	4,195	43,560
Class A	2	2	1	1	8,181	91,091	5,694	59,688	10,043	105,826	7,033	73,024
Class B	0	0	0	0	0	0	0	0	9	95	18	187
Class C	0	0	1	1	3,438	38,296	2,305	24,133	2,193	23,108	1,367	14,193
Class R	0	0	0	0	0	0	0	0	370	3,893	214	2,223
Cost of shares redeemed
Institutional Class	0	0	0	0	(188,071)	(2,075,305)	(180,652)	(1,904,510)	(592,476)	(6,240,835)	(621,428)	(6,470,215)
Class M	(416,999)	(416,999)	(714,804)	(714,804)	0	0	0	0	0	0	0	0
Class P	(4,928)	(4,928)	(1,378)	(1,378)	(23,063)	(255,442)	(8,184)	(86,612)	(52,332)	(550,994)	(43,043)	(447,753)
Administrative Class	0	0	0	0	(11,482)	(127,306)	(16,288)	(171,596)	(44,953)	(473,934)	(60,384)	(632,400)
Class D	0	0	0	0	(30,786)	(342,000)	(19,514)	(206,590)	(61,928)	(652,262)	(68,413)	(711,675)
Class A	(3,827)	(3,826)	(2,931)	(2,931)	(44,046)	(488,001)	(31,614)	(335,055)	(152,514)	(1,606,192)	(157,231)	(1,635,804)
Class B	0	0	0	0	0	0	0	0	(433)	(4,555)	(2,384)	(24,895)
Class C	(1,529)	(1,529)	(5,333)	(5,333)	(14,124)	(156,606)	(9,705)	(102,893)	(24,149)	(254,308)	(27,053)	(281,817)
Class R	0	0	0	0	0	0	0	0	(5,339)	(56,320)	(4,311)	(44,889)
Net increase (decrease) resulting from Fund share transactions	154,449	$154,450	(369,762)	$(369,763)	279,192	$3,134,252	150,377	$1,600,878	354,234	$3,725,586	(43,364)	$(439,169)

136	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2013

PIMCO Low Duration Fund II				PIMCO Low Duration Fund III (3)				PIMCO Moderate Duration Fund
Year Ended 03/31/2013		Year Ended 03/31/2012		Year Ended 03/31/2013		Year Ended 03/31/2012		Year Ended 03/31/2013		Year Ended 03/31/2012
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

26,665	$269,684	52,518	$525,131	7,776	$78,293	7,395	$73,188	44,487	$488,963	64,231	$691,495
0	0	0	0	0	0	0	0	0	0	0	0
109	1,104	65	652	1,155	11,579	185	1,821	785	8,619	3,733	40,265
1,280	12,859	1,272	12,691	240	2,408	37	366	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0

2,032	20,502	1,256	12,577	850	8,520	580	5,727	11,093	121,453	8,669	92,453
0	0	0	0	0	0	0	0	0	0	0	0
3	33	2	16	25	248	5	54	177	1,932	100	1,061
69	693	40	407	8	80	1	9	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0

(41,996)	(424,852)	(18,140)	(181,331)	(7,148)	(71,723)	(5,956)	(58,803)	(44,099)	(485,284)	(57,731)	(618,483)
0	0	0	0	0	0	0	0	0	0	0	0
(69)	(698)	(79)	(793)	(382)	(3,834)	(89)	(879)	(1,432)	(15,656)	(517)	(5,531)
(1,145)	(11,553)	(220)	(2,210)	(66)	(662)	(1)	(9)	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
(13,052)	$(132,228)	36,714	$367,140	2,458	$24,909	2,157	$21,474	11,011	$120,027	18,485	$201,260

ANNUAL REPORT	MARCH 31, 2013	137

Notes to Financial Statements (Cont.)

	PIMCO Money Market Fund				PIMCO Short Asset Investment Fund (4)		PIMCO Short-Term Fund
	Year Ended 03/31/2013		Year Ended 03/31/2012		Period from 05/31/2012 to 03/31/2013		Year Ended 03/31/2013		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,658,182	$1,658,182	1,468,099	$1,468,099	6,054	$60,950	632,623	$6,235,685	397,173	$3,903,827
Class M	0	0	0	0	0	0	0	0	0	0
Class P	0	0	0	0	8	78	61,719	608,762	44,721	437,265
Administrative Class	436,468	436,468	188,318	188,318	9	99	129,100	1,274,161	146,180	1,432,525
Class D	0	0	0	0	613	6,169	30,918	304,992	22,915	225,304
Class A	159,156	159,155	229,410	229,410	24	237	109,821	1,084,123	70,852	695,553
Class B	1,673	1,673	3,314	3,314	0	0	14	141	107	1,055
Class C	64,008	64,008	148,834	148,834	0	0	3,709	36,585	4,430	43,425
Class R	0	0	0	0	0	0	2,341	23,125	462	4,537
Issued as reinvestment of distributions
Institutional Class	139	139	120	120	7	71	8,116	80,105	12,732	124,260
Class M	0	0	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	1	735	7,253	647	6,305
Administrative Class	82	82	22	22	0	0	3,103	30,629	5,388	52,516
Class D	0	0	0	0	0	2	467	4,606	929	9,062
Class A	70	70	109	109	0	1	1,260	12,439	2,168	21,137
Class B	2	2	5	5	0	0	0	2	2	20
Class C	30	30	53	53	0	0	130	1,280	311	3,035
Class R	0	0	0	0	0	0	9	92	9	85
Cost of shares redeemed
Institutional Class	(1,855,224)	(1,855,224)	(1,381,644)	(1,381,644)	(615)	(6,193)	(501,835)	(4,947,497)	(488,251)	(4,790,871)
Class M	0	0	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	(74,312)	(733,840)	(22,971)	(225,019)
Administrative Class	(439,539)	(439,539)	(34,224)	(34,224)	(5)	(55)	(149,310)	(1,473,767)	(116,039)	(1,137,624)
Class D	0	0	0	0	(95)	(957)	(26,128)	(257,583)	(33,766)	(330,737)
Class A	(169,037)	(169,036)	(244,858)	(244,858)	(3)	(27)	(96,361)	(951,162)	(101,013)	(989,659)
Class B	(4,156)	(4,156)	(9,389)	(9,389)	0	0	(47)	(469)	(271)	(2,670)
Class C	(84,927)	(84,927)	(164,827)	(164,827)	0	0	(6,524)	(64,308)	(10,484)	(102,892)
Class R	0	0	0	0	0	0	(767)	(7,570)	(533)	(5,231)
Net increase (decrease) resulting from Fund share transactions	(233,073)	$(233,073)	203,342	$203,342	5,997	$60,376	128,781	$1,267,784	(64,302)	$(624,792)

(1)	As of March 31, 2013, four shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 71% of the Fund.
(2)	As of March 31, 2013, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 13% of the Fund, and the shareholder is a related party of the Fund.
(3)	As of March 31, 2013, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 18% of the Fund.
(4)	As of March 31, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 57% of the Fund.
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2013, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

138	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2013

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2010-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2013, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Qualified Late-Year Loss Deferral- Capital (4)	Qualified Late-Year Loss Deferral- Ordinary (5)
PIMCO Government Money Market Fund	$9	$0	$0	$(8)	$0	$0	$0
PIMCO Investment Grade Corporate Bond Fund	92,830	54,567	632,184	(26,644)	0	0	0
PIMCO Low Duration Fund	37,319	15,372	390,042	(62,548)	0	0	0
PIMCO Low Duration Fund II	0	0	8,067	(178)	0	(669)	0
PIMCO Low Duration Fund III	745	44	4,093	(725)	0	(327)	0
PIMCO Moderate Duration Fund	15,055	15,518	87,309	(9,894)	0	0	0
PIMCO Money Market Fund	6	0	129	(0)	0	0	0
PIMCO Short Asset Investment Fund	17	0	5	(0)	0	0	0
PIMCO Short-Term Fund	0	3,417	88,699	(40,413)	0	0	0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2012 through March 31, 2013 which the Funds elected to defer to the following taxable year pursuant to federal income tax regulations.
(5)

Specified losses realized during the period November 1, 2012 through March 31, 2013 and Ordinary losses realized during the period January 1, 2013 through March 31, 2013, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2013, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	03/31/2014	03/31/2015	03/31/2016	03/31/2017	03/31/2018	03/31/2019
PIMCO Government Money Market Fund	$0	$0	$0	$0	$0	$0
PIMCO Investment Grade Corporate Bond Fund	0	0	0	0	0	0
PIMCO Low Duration Fund	0	0	0	0	0	0
PIMCO Low Duration Fund II	0	0	0	0	0	0
PIMCO Low Duration Fund III	0	0	0	0	0	0
PIMCO Moderate Duration Fund	0	0	0	0	0	0
PIMCO Money Market Fund	0	0	0	0	0	0
PIMCO Short Asset Investment Fund	0	0	0	0	0	0
PIMCO Short-Term Fund	0	0	0	0	0	0

Under the recently enacted Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2013, the Funds had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO Government Money Market Fund	$0	$0
PIMCO Investment Grade Corporate Bond Fund	0	0
PIMCO Low Duration Fund	0	0
PIMCO Low Duration Fund II	0	0
PIMCO Low Duration Fund III	0	0
PIMCO Moderate Duration Fund	0	0

ANNUAL REPORT	MARCH 31, 2013	139

Notes to Financial Statements (Cont.)

March 31, 2013

	Short-Term	Long-Term
PIMCO Money Market Fund	$0	$0
PIMCO Short Asset Investment Fund	0	0
PIMCO Short-Term Fund	0	0

As of March 31, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (6)
PIMCO Government Money Market Fund	$454,092	$0	$0	$0
PIMCO Investment Grade Corporate Bond Fund	10,781,430	642,335	(63,333)	579,001
PIMCO Low Duration Fund	26,679,850	433,003	(109,360)	323,642
PIMCO Low Duration Fund II	904,404	7,804	(2,579)	5,225
PIMCO Low Duration Fund III	313,108	4,628	(1,271)	3,357
PIMCO Moderate Duration Fund	2,962,850	98,919	(12,788)	86,131
PIMCO Money Market Fund	575,354	0	0	0
PIMCO Short Asset Investment Fund	64,404	33	(28)	5
PIMCO Short-Term Fund	13,219,017	124,402	(42,811)	81,590

(6)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, interest-only basis adjustments, and treasury inflation protected securities deflationary adjustments for federal income tax purposes.

For the fiscal years ended March 31, 2013 and March 31, 2012, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2013			March 31, 2012
	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)
PIMCO Government Money Market Fund	$182	$0	$0	$188	$0	$0
PIMCO Investment Grade Corporate Bond Fund	497,959	103,783	0	353,076	153,028	0
PIMCO Low Duration Fund	770,952	39,882	0	542,402	7,972	0
PIMCO Low Duration Fund II	20,804	3,767	0	15,005	0	0
PIMCO Low Duration Fund III	9,156	1,512	0	6,020	421	0
PIMCO Moderate Duration Fund	115,740	22,884	0	84,486	22,475	0
PIMCO Money Market Fund	340	0	0	346	0	0
PIMCO Short Asset Investment Fund	75	0	0	0	0	0
PIMCO Short-Term Fund	136,197	6,853	0	197,793	31,617	0

(7)	Includes short-term capital gains, if any, distributed.
(8)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

140	PIMCO SHORT DURATION STRATEGY FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PIMCO Government Money Market Fund, PIMCO Investment Grade Corporate Bond Fund, PIMCO Low Duration Fund, PIMCO Low Duration Fund II, PIMCO Low Duration Fund III, PIMCO Moderate Duration Fund, PIMCO Money Market Fund, PIMCO Short Asset Investment Fund and PIMCO Short-Term Fund (nine series of PIMCO Funds, hereinafter referred to as the “Funds”) at March 31, 2013, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereinafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 23, 2013

ANNUAL REPORT	MARCH 31, 2013	141

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBS	RBS Securities, Inc.
BOM	Bank of Montreal	GST	Goldman Sachs International	RDR	RBC Dain Rausher, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
BSN	Bank of Nova Scotia	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
CBK	Citibank N.A.	MSC	Morgan Stanley & Co., Inc.	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSX	Morgan Stanley Capital Group, Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	WST	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	PHP	Philippine Peso
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
CAD	Canadian Dollar	IDR	Indonesian Rupiah	SGD	Singapore Dollar
CHF	Swiss Franc	KRW	South Korean Won	USD	United States Dollar
CNY	Chinese Renminbi	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone	NOK	Norwegian Krone

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	RPI	Retail Price Index
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	ST	State
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	JSC	Joint Stock Company
ADR	American Depositary Receipt	CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate
AID	Agency International Development	CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.	OIS	Overnight Index Swap
BBR	Bank Bill Rate	FFR	Federal Funds Rate	REIT	Real Estate Investment Trust
BBSW	Bank Bill Swap Reference Rate	FSB	Federal Savings Bank	TIIE	Tasa de Interés Interbancaria de Equilibrio
CBO	Collateralized Bond Obligation	JIBAR	Johannesburg Interbank Agreed Rate
CDI	Brazil Interbank Deposit Rate

142	PIMCO SHORT DURATION STRATEGY FUNDS

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2013) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Funds’ dividend distribution that qualifies under tax law. The percentage of each Funds’ fiscal 2013 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2013 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2013 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2013 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
PIMCO Government Money Market Fund	0.00%	0.00%	$182	$0
PIMCO Investment Grade Corporate Bond Fund	0.57%	0.57%	332,429	93,671
PIMCO Low Duration Fund	0.77%	0.77%	523,912	188,590
PIMCO Low Duration Fund II	0.50%	0.50%	12,821	8,062
PIMCO Low Duration Fund III	0.14%	0.14%	5,296	2,806
PIMCO Moderate Duration Fund	1.13%	1.13%	59,940	37,758
PIMCO Money Market Fund	0.00%	0.00%	340	0
PIMCO Short Asset Investment Fund	0.00%	0.00%	33	42
PIMCO Short-Term Fund	0.05%	0.05%	108,314	50,028

For the current year pursuant to IRC Section 852(b)(3)(C)(v), the Fund(s) designates an increase in net capital gain arising from determinations under Section 860(e) relating to prior years.

Name	Net Cap Gain
PIMCO Investment Grade Corporate Bond Fund	$3,675,118
PIMCO Low Duration Fund	7,742,211
PIMCO Low Duration Fund II	434
PIMCO Low Duration Fund III	152,225
PIMCO Moderate Duration Fund	608,540
PIMCO Short-Term Fund	109,303

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2014, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2013.

ANNUAL REPORT	MARCH 31, 2013	143

Management of the Trust

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Portfolio’s Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (800) 927-4648 or visit our website at http://pvit.pimco-funds.com.

Name, Year of Birth and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (1959) Chairman of the Board and Trustee	08/1997 to Present	Managing Director and member of Executive Committee, PIMCO.	167	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc.; Director, Applied Natural Gas Fuels, Inc. and member of Board of Governors, Investment Company Institute. Board Member and Owner, Harris Holdings, LLC. Formerly, Chairman and Director, PCM Fund, Inc. Formerly, Chairman and Director, PIMCO Strategic Global Government Fund, Inc.

Douglas M. Hodge* (1957) Trustee	02/2010 to Present	Managing Director; Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.	160	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (1940) Trustee	05/2000 to Present	Private Investor; Formerly, President, Houston Zoo.	167	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series). Formerly, Director, PCM Fund, Inc.

Vern O. Curtis (1934) Trustee	08/1997 to Present	Private Investor.	167	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Director, PCM Fund, Inc.

J. Michael Hagan (1939) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily to manufacturing companies).	160	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust. Formerly, Director, PCM Fund, Inc.

Ronald C. Parker (1951) Trustee	07/2009 to Present	Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products)	160	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

William J. Popejoy (1938) Trustee	08/1997 to Present	Private Investor.	160	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Formerly, Director, PCM Fund, Inc.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with PIMCO.

** Trustees serve until their successors are duly elected and qualified

144	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Officers

Brent R. Harris (1959) President	03/2009 to Present	Managing Director and member of Executive Committee, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to Present	Managing Director, PIMCO.

William H. Gross (1944) Senior Vice President	08/1997 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (1958) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Co-Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

Douglas M. Hodge (1957) Senior Vice President	05/2010 to Present	Managing Director; Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.

Kevin M. Broadwater (1964) Vice President - Senior Counsel	05/2012 to Present	Executive Vice President and Attorney, PIMCO.

J. Stephen King (1962) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Associate, Dechert LLP.

Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Willkie Farr & Gallagher LLP.

Eric D. Johnson (1970) Vice President	05/2011 to Present	Senior Vice President, PIMCO.

Henrik P. Larsen (1970) Vice President	02/1999 to Present	Senior Vice President, PIMCO.

Peter G. Strelow (1970) Vice President	05/2008 to Present	Managing Director, PIMCO.

Greggory S. Wolf (1970) Vice President	05/2011 to Present	Senior Vice President, PIMCO.

John P. Hardaway (1957) Treasurer	08/1997 to Present	Executive Vice President, PIMCO.

Stacie D. Anctil (1969) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO.

Trent W. Walker (1974) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO.

ANNUAL REPORT	MARCH 31, 2013	145

Privacy Policy

(Unaudited)

The Funds1,2 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect its rights or property, or upon reasonable request by any investment fund managed by the Adviser in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with its affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Adviser, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on the Funds’ internet websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

1 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

2 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined, policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

146	PIMCO SHORT DURATION STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF3004AR_033113

Your Global Investment Authority

PIMCO Funds

Annual Report

March 31, 2013

Tax-Efficient Strategy Funds

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Short Duration Municipal Income Fund

PIMCO Tax Managed Real Return Fund

PIMCO Unconstrained Tax Managed Bond Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		16
Benchmark Descriptions		18
Financial Highlights		20
Statements of Assets and Liabilities		32
Statements of Operations		36
Statements of Changes in Net Assets		38
Notes to Financial Statements		90
Report of Independent Registered Public Accounting Firm		112
Glossary		113
Federal Income Tax Information		114
Management of the Trust		115
Privacy Policy		117

Fund	Fund Summary	Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund	6	40
PIMCO California Municipal Bond Fund	7	44
PIMCO California Short Duration Municipal Income Fund	8	45
PIMCO High Yield Municipal Bond Fund	9	49
PIMCO Municipal Bond Fund	10	56
PIMCO National Intermediate Municipal Bond Fund	11	61
PIMCO New York Municipal Bond Fund	12	63
PIMCO Short Duration Municipal Income Fund	13	66
PIMCO Tax Managed Real Return Fund	14	71
PIMCO Unconstrained Tax Managed Bond Fund	15	75

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Over the reporting period, the major Western central banks resorted to an unprecedented commitment to support asset prices and drive down interest rates through various monetary policy measures. As a result, low yields in perceived safe assets1 (such as U.S. Treasuries and German Bunds) encouraged investors to move further out the risk spectrum. The availability of “easy money” and asset purchases, derived from central bank quantitative easing policies and near-zero interest rates, helped to inflate most risk assets by encouraging greater risk taking as investors searched for higher returns and yields. Equity indices in the U.S. rallied and reached new highs, while yields on U.S. Treasuries and most developed market sovereign bonds remained low. Signs of an improving U.S. housing market and positive U.S. economic data also contributed to increased investor risk appetite, despite a period marked by ongoing geopolitical uncertainty and growing concerns about global economic growth. In particular, the unresolved banking crisis in Cyprus (and potentially more broadly across peripheral European countries), the continuing social unrest in the Middle East, and the unsettling situation with North Korea kept investors on edge.

The Federal Reserve (“Fed”) initiated a third round of quantitative easing, or QE3, expanding the Fed’s purchases beyond U.S. Treasuries to Agency mortgage-backed securities. In addition, the Fed announced that it would tie forward policy guidance to unemployment and inflation targets as well as maintain its $85 billion monthly asset purchase program. The U.S. Congress largely averted going over the fiscal cliff at year-end by passing the American Taxpayers Relief Act, but set the stage for potential fiscal uncertainty into 2013 due to its failure to reach a deal on the sequestration.

Within Europe, the imperfect rescue of the Cypriot financial system set new precedents on the eurozone’s four year old debt crisis, by forcing losses on uninsured Cypriot bank depositors and undermining public confidence in financial institutions. In mid-December 2012, Standard & Poor’s upgraded Greece’s sovereign debt rating from selective default to B-/B (the highest debt rating Greece has received since June 2011) due to the country’s debt buyback (financed by its European partners) and confidence that other eurozone members were committed to keeping Greece within the union. Furthermore, the European Central Bank (“ECB”) and other major European central banks reiterated their commitment to keep interest rates low for as long as necessary to help facilitate implementation of structural economic reforms in the region.

Included below are highlights of the financial markets during our twelve-month reporting period:

■

U.S. Treasury yields ended the period lower, with prices on these securities therefore higher. The yield on the benchmark ten-year U.S. Treasury note was 1.85%, or 0.36% lower than on March 31, 2012, but above its record low of 1.39% in July 2012. The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the ECB maintained its main policy rate at 0.75% during the reporting period, but lowered the rate to 0.50% in early May. The Bank of Japan announced an expanded monetary stimulus policy that includes plans for direct purchases of Japanese government bonds. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.77% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 5.68%, as represented by the Barclays U.S. TIPS Index, outperforming nominal U.S. Treasuries. Lower real yields, which declined across the maturity spectrum on the back of continued policy action by the Fed, drove the majority of U.S. TIPS returns. Breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) widened as the market priced in higher longer-term inflation given the Fed’s expanded scope of accommodative monetary policies. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.03%.

[1]	All investments contain risk and may lose value.

2	PIMCO TAX-EFFICIENT STRATEGY FUNDS

■

Agency mortgage-backed securities (“MBS”) underperformed like-duration U.S. Treasuries generally due to positive economic data in the U.S. and investor concern that the Fed might curtail its purchases of Agency MBS sooner than anticipated. While the mortgage sector as a whole underperformed, volatility in relative valuations between coupons remained as higher coupons benefited from positive supply technicals (or ongoing demand but no new issuance) and demand for lower duration assets. Non-Agency MBS, however, outperformed U.S. Treasuries amid investor appetite for higher yielding assets, limited new issue supply, and growing optimism regarding the recovery in the U.S. housing market. Commercial MBS (“CMBS”) also outperformed U.S. Treasuries, with lower credit quality securities exhibiting the strongest performance.

■

The investment grade and high yield corporate bond sectors outperformed like-duration U.S. Treasuries, driven by improving U.S. corporate growth prospects and investors’ search for yield. The financial sector, in particular, outperformed due to generally strong earnings and continued strengthening in corporate balance sheets.

■

Municipal bonds, both tax-exempt and taxable Build America Bonds, posted positive absolute returns as yields moved lower across the municipal yield curve. Select lower quality municipal sectors outperformed higher quality sectors as investors looked for yield by extending out the yield curve and down the credit spectrum.

■

Emerging market (“EM”) fixed income assets outperformed U.S. Treasuries as improved risk sentiment and global central bank quantitative easing policies reduced credit spreads and drove interest rates lower, fueling gains in both external and local EM bonds.

■

U.S. equities, as measured by the S&P 500 Index, returned 13.96% as investors embraced riskier assets in their search for higher returns. Global equities, as represented by the MSCI World Index, returned 11.85% despite concern over the Cypriot banking crisis and potential contagion to other peripheral eurozone countries. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 1.95%, underperforming developed market equities largely due to weaker EM corporate earnings.

On the following pages of this PIMCO Funds Annual Report, please find specific details of each Fund’s investment performance and a discussion of factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds May 22, 2013

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2013	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, issuer non-diversification risk, leveraging risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond portfolio will, at times, incur a tax liability, as income from such a portfolio may be subject to state and local taxes and, where applicable, the alternative minimum tax.

Income from the PIMCO Unconstrained Tax Managed Bond Fund and the PIMCO Tax Managed Real Return Fund may be subject to Federal and state income taxes.

On each individual Fund Summary page in this Annual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. However, the Average Annual Total Return table for the PIMCO Unconstrained Tax Managed Bond Fund and the PIMCO Tax Managed Real Return Fund each disclose returns after taxes on Fund distributions. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the fifth year (or sixth year for certain Funds). As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

4	PIMCO TAX-EFFICIENT STRATEGY FUNDS

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C
PIMCO California Intermediate Municipal Bond Fund	08/31/99	08/31/99	04/30/08	—	01/31/00	10/19/99	—	08/31/09
PIMCO California Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	—	05/31/12
PIMCO California Short Duration Municipal Income Fund	08/31/06	08/31/06	04/30/08	—	08/31/06	08/31/06	—	08/31/09
PIMCO High Yield Municipal Bond Fund	07/31/06	07/31/06	04/30/08	—	07/31/06	07/31/06	—	12/29/06
PIMCO Municipal Bond Fund	12/31/97	12/31/97	04/30/08	09/30/98	04/08/98	04/01/98	04/01/98	04/01/98
PIMCO National Intermediate Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	—	05/31/12
PIMCO New York Municipal Bond Fund	08/31/99	08/31/99	11/19/10	—	01/31/00	10/19/99	—	08/31/09
PIMCO Short Duration Municipal Income Fund	08/31/99	08/31/99	04/30/08	10/22/02	01/31/00	03/28/02	—	03/28/02
PIMCO Tax Managed Real Return Fund	10/30/09	10/30/09	10/30/09	—	10/30/09	10/30/09	—	10/30/09
PIMCO Unconstrained Tax Managed Bond Fund	01/30/09	01/30/09	09/10/09	—	01/30/09	01/30/09	—	01/30/09

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, and Class C shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, and Class C shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ANNUAL REPORT	MARCH 31, 2013	5

PIMCO California Intermediate Municipal Bond Fund

Institutional Class - PCIMX	Class A - PCMBX
Class P - PCIPX	Class C - PCFCX
Class D - PCIDX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

California	96.5%
Short-Term Instruments	1.8%
Colorado	0.9%
Massachusetts	0.7%
New Jersey	0.1%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Institutional Class	4.69%	4.60%	3.58%	4.35%
PIMCO California Intermediate Municipal Bond Fund Class P	4.59%	4.50%	3.49%	4.26%
PIMCO California Intermediate Municipal Bond Fund Class D	4.35%	4.26%	3.22%	3.98%
PIMCO California Intermediate Municipal Bond Fund Class A	4.35%	4.26%	3.21%	3.97%
PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	0.43%	3.63%	2.90%	3.74%
PIMCO California Intermediate Municipal Bond Fund Class C	3.57%	3.48%	2.48%	3.25%
PIMCO California Intermediate Municipal Bond Fund Class C (adjusted)	2.57%	3.48%	2.48%	3.25%
Barclays California Intermediate Municipal Bond Index	5.11%	6.24%	5.07%	5.54%
Lipper California Intermediate Municipal Debt Funds Average	4.28%	4.73%	3.78%	4.59%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.445% for the Institutional Class shares, 0.545% for Class P shares, 0.775% for Class D shares, 0.775% for Class A shares, and 1.525% for Class C shares.

Portfolio Insights

»

The PIMCO California Intermediate Municipal Bond Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index over the reporting period, which detracted from performance as municipal bond yields moved lower across the municipal yield curve.

»	An overweight to revenue-backed municipal bonds contributed to performance as the segment outperformed the broad municipal bond market during the reporting period.

»	An overweight to healthcare municipal bonds contributed to performance as the sector outperformed the broader municipal bond index during the reporting period.

»	An underweight to the transportation sector detracted from performance as the segment outperformed the general municipal bond market during the reporting period.

»	An overweight to industrial revenue municipals contributed to returns as the segment outperformed the general municipal bond market during the reporting period.

6	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO California Municipal Bond Fund

Institutional Class - PCTIX	Class A - PCTTX
Class P - PCTPX	Class C - PCTGX
Class D - PCTDX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

California	84.2%
Short-Term Instruments	15.8%
‡	% of Total Investments as of 03/31/13

Cumulative Total Return for the period ended March 31, 2013
Fund Inception (05/31/12)
PIMCO California Municipal Bond Fund Institutional Class	3.58%
PIMCO California Municipal Bond Fund Class P	3.50%
PIMCO California Municipal Bond Fund Class D	3.30%
PIMCO California Municipal Bond Fund Class A	3.30%
PIMCO California Municipal Bond Fund Class A (adjusted)	-0.58%
PIMCO California Municipal Bond Fund Class C	2.69%
PIMCO California Municipal Bond Fund Class C (adjusted)	1.69%
Barclays California Municipal Bond Index	4.04%
Lipper California Municipal Debt Funds Average	4.56%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.51% for the Institutional Class shares, 0.61% for Class P shares, 0.86% for Class D shares, 0.86% for Class A shares, and 1.61% for Class C shares.

Portfolio Insights

»

The PIMCO California Municipal Bond Fund seeks high current income exempt from federal and California income tax, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index throughout the reporting period, which contributed to performance as municipal yields moved lower over the reporting period.

»	An overweight to revenue-backed municipal bonds contributed to performance as the segment outperformed the broad municipal bond market during the reporting period.

»	An overweight to healthcare municipal securities contributed to performance as the segment outperformed the general municipal bond index during the reporting period.

»	Exposure to select lease-backed municipals detracted from returns, despite the general outperformance of the sector, as these select holdings underperformed during the reporting period.

»	Exposure to select transportation municipals detracted from returns, despite the general outperformance of the sector, as these select holdings underperformed during the reporting period.

ANNUAL REPORT	MARCH 31, 2013	7

PIMCO California Short Duration Municipal Income Fund

Institutional Class - PCDIX	Class A - PCDAX
Class P - PCDPX	Class C - PCSCX
Class D - PCDDX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

California	92.7%
Short-Term Instruments	6.1%
Pennsylvania	0.4%
New York	0.3%
Other	0.5%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Institutional Class	0.72%	1.82%	2.20%
PIMCO California Short Duration Municipal Income Fund Class P	0.62%	1.72%	2.10%
PIMCO California Short Duration Municipal Income Fund Class D	0.32%	1.42%	1.79%
PIMCO California Short Duration Municipal Income Fund Class A	0.32%	1.42%	1.79%
PIMCO California Short Duration Municipal Income Fund Class A (adjusted)	-1.93%	0.96%	1.44%
PIMCO California Short Duration Municipal Income Fund Class C	0.03%	1.08%	1.46%
PIMCO California Short Duration Municipal Income Fund Class C (adjusted)	-0.97%	1.08%	1.46%
Barclays California 1 Year Municipal Bond Index	0.86%	2.05%	2.62%
Lipper California Short/Intermediate Municipal Debt Funds Average	2.46%	3.35%	3.26%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.33% for the Institutional Class shares, 0.43% for Class P shares, 0.73% for Class D shares, 0.73% for Class A shares, and 1.03% for Class C shares.

Portfolio Insights

»

The PIMCO California Short Duration Municipal Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index throughout the majority of the reporting period, which detracted from performance as municipal bond yields declined near the short end of the municipal yield curve.

»	An overweight to revenue-backed municipal bonds contributed to performance as the sector outperformed the broad municipal bond market during the reporting period.

»	An overweight to the healthcare sector contributed to performance as the sector outperformed the general municipal bond market during the reporting period.

»

An underweight to pre-refunded securities detracted from performance as the pre-refunded securities within the Fund’s benchmark index outperformed the general municipal bond market during the reporting period.

»	An overweight to the transportation sector contributed to performance as the sector outperformed the general municipal bond market during the reporting period.

8	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO High Yield Municipal Bond Fund

Institutional Class - PHMIX	Class A - PYMAX
Class P - PYMPX	Class C - PYMCX
Class D - PYMDX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Texas	18.7%
Ohio	10.4%
California	9.2%
New York	6.7%
Short-Term Instruments	5.0%
Other	50.0%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Institutional Class	10.42%	5.35%	3.70%
PIMCO High Yield Municipal Bond Fund Class P	10.31%	5.24%	3.60%
PIMCO High Yield Municipal Bond Fund Class D	10.11%	5.08%	3.41%
PIMCO High Yield Municipal Bond Fund Class A	10.11%	5.08%	3.41%
PIMCO High Yield Municipal Bond Fund Class A (adjusted)	5.98%	4.11%	2.94%
PIMCO High Yield Municipal Bond Fund Class C	9.29%	4.29%	2.65%
PIMCO High Yield Municipal Bond Fund Class C (adjusted)	8.29%	4.29%	2.65%
60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index	10.60%	6.83%	5.38%
Lipper High Yield Municipal Debt Funds Average	10.11%	5.76%	3.97%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.55% for the Institutional Class shares, 0.65% for Class P shares, 0.85% for Class D shares, 0.85% for Class A shares, and 1.60% for Class C shares.

Portfolio Insights

»

The PIMCO High Yield Municipal Bond Fund seeks high current income exempt from federal income tax, with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index over the reporting period, which detracted from performance as municipal bond yields moved lower during the reporting period.

»	An overweight to revenue-backed municipal bonds contributed to performance as the sector outperformed the general municipal bond market during the reporting period.

»	An overweight exposure to the healthcare and education sectors contributed to performance as these sectors outperformed the broader municipal bond index during the reporting period.

»	An overweight exposure to electric utility municipal bonds detracted from performance as the sector underperformed the general municipal bond market during the reporting period.

ANNUAL REPORT	MARCH 31, 2013	9

PIMCO Municipal Bond Fund

Institutional Class - PFMIX	Class A - PMLAX
Class P - PMUPX	Class B - PMLBX
Administrative Class - PMNAX	Class C - PMLCX
Class D - PMBDX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

New York	18.5%
California	14.3%
Texas	10.7%
Short-Term Instruments	6.1%
New Jersey	5.9%
Ohio	5.0%
Other	39.5%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Institutional Class	6.83%	4.42%	3.76%	4.33%
PIMCO Municipal Bond Fund Class P	6.72%	4.32%	3.63%	4.20%
PIMCO Municipal Bond Fund Administrative Class	6.72%	4.20%	3.52%	4.09%
PIMCO Municipal Bond Fund Class D	6.50%	4.10%	3.42%	3.98%
PIMCO Municipal Bond Fund Class A	6.50%	4.10%	3.41%	3.97%
PIMCO Municipal Bond Fund Class A (adjusted)	2.51%	3.47%	3.09%	3.77%
PIMCO Municipal Bond Fund Class B	5.71%	3.32%	2.87%	3.62%
PIMCO Municipal Bond Fund Class B (adjusted)	0.71%	2.97%	2.87%	3.62%
PIMCO Municipal Bond Fund Class C	5.97%	3.58%	2.89%	3.46%
PIMCO Municipal Bond Fund Class C (adjusted)	4.97%	3.58%	2.89%	3.46%
Barclays Municipal 20 Year Index (17-22 Year)	6.85%	7.40%	5.84%	5.98%
Barclays Municipal Bond Index*	5.25%	6.10%	5.01%	5.35%
Lipper General & Insured Municipal Debt Funds Average	6.31%	5.70%	4.37%	4.48%

All Fund returns are net of fees and expenses.

* Prior to March 1 2013, the Fund’s primary benchmark was the Barclays Municipal Bond Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 5.00% CDSC on Class B one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.44% for the Institutional Class shares, 0.54% for Class P shares, 0.69% for Administrative Class shares, 0.75% for Class D shares, 0.75% for Class A shares, 1.50% for Class B shares, and 1.25% for Class C shares.

Portfolio Insights

»

The PIMCO Municipal Bond Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index, which contributed to performance as municipal bond yields declined over the reporting period.

»	An overweight to revenue-backed municipal bonds contributed to performance as the sector outperformed the general municipal bond market during the reporting period.

»	An overweight exposure to the industrial revenue sector contributed to performance as the sector outperformed the broader municipal bond index during the reporting period.

»	An overweight exposure to the healthcare sector contributed to performance as the sector outperformed the general municipal bond market during the reporting period.

»	An underweight exposure to the housing sector detracted from performance as the sector outperformed the general municipal bond market during the reporting period.

»

An underweight to pre-refunded securities detracted from performance as the pre-refunded securities within the Fund’s benchmark index outperformed the general municipal bond market during the reporting period.

10	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO National Intermediate Municipal Bond Fund

Institutional Class - PMNIX	Class A - PMNTX
Class P - PMNPX	Class C - PMNNX
Class D - PMNDX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Ohio	15.1%
Texas	11.9%
New York	10.2%
California	8.4%
New Jersey	7.8%
Virginia	7.1%
Pennsylvania	6.7%
Short-Term Instruments	4.7%
Other	28.1%
‡	% of Total Investments as of 03/31/13

Cumulative Total Return for the period ended March 31, 2013
Fund Inception (05/31/12)
PIMCO National Intermediate Municipal Bond Fund Institutional Class	4.13%
PIMCO National Intermediate Municipal Bond Fund Class P	4.05%
PIMCO National Intermediate Municipal Bond Fund Class D	3.85%
PIMCO National Intermediate Municipal Bond Fund Class A	3.86%
PIMCO National Intermediate Municipal Bond Fund Class A (adjusted)	-0.04%
PIMCO National Intermediate Municipal Bond Fund Class C	3.46%
PIMCO National Intermediate Municipal Bond Fund Class C (adjusted)	2.46%
Barclays Municipal Bond 1-20 Year Blend (1-22) Index	2.79%
Lipper General & Insured Municipal Debt Funds Average	3.99%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.52% for the Institutional Class shares, 0.62% for Class P shares, 0.87% for Class D shares, 0.87% for Class A shares, and 1.37% for Class C shares.

Portfolio Insights

»

The PIMCO National Intermediate Municipal Bond Fund seeks maximum tax exempt income, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index for most of the reporting period, which contributed to performance as municipal bond yields moved lower during the reporting period.

»	An overweight to revenue-backed municipal bonds contributed to performance as the sector outperformed the general municipal bond market during the reporting period.

»	Exposure to healthcare municipals contributed to returns, primarily due to security selection, as the sector generally outperformed the general municipal bond market during the reporting period.

»	An underweight to the transportation sector detracted from performance as the sector outperformed the general municipal bond market during the reporting period.

»	An underweight to the industrial development sector detracted from performance as the sector outperformed the general municipal bond market during the reporting period.

ANNUAL REPORT	MARCH 31, 2013	11

PIMCO New York Municipal Bond Fund

Institutional Class - PNYIX	Class A - PNYAX
Class P - PNYPX	Class C - PBFCX
Class D - PNYDX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

New York	96.4%
Short-Term Instruments	3.5%
California	0.1%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Institutional Class	5.40%	5.13%	4.44%	5.45%
PIMCO New York Municipal Bond Fund Class P	5.30%	5.03%	4.34%	5.36%
PIMCO New York Municipal Bond Fund Class D	5.06%	4.79%	4.08%	5.08%
PIMCO New York Municipal Bond Fund Class A	5.06%	4.79%	4.07%	5.07%
PIMCO New York Municipal Bond Fund Class A (adjusted)	1.12%	4.15%	3.75%	4.83%
PIMCO New York Municipal Bond Fund Class C	4.28%	4.01%	3.33%	4.33%
PIMCO New York Municipal Bond Fund Class C (adjusted)	3.28%	4.01%	3.33%	4.33%
Barclays New York Insured Municipal Bond Index	3.29%	5.42%	4.65%	5.54%
Lipper New York Municipal Debt Funds Average	5.62%	5.55%	4.39%	4.88%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.445% for the Institutional Class shares, 0.545% for Class P shares, 0.775% for Class D shares, 0.775% for Class A shares, and 1.525% for Class C shares.

Portfolio Insights

»

The PIMCO New York Municipal Bond Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) was generally managed below its benchmark index over the reporting period, which detracted from performance as municipal bond yields moved lower during the reporting period.

»	An overweight to revenue-backed municipal bonds contributed to performance as the sector outperformed the general municipal bond market during the reporting period.

»	An overweight to the industrial revenue and education sectors contributed to performance as these sectors outperformed the broader municipal bond index during the reporting period.

»	Exposure to select transportation municipals detracted from returns, despite the general outperformance of the sector, as these select holdings underperformed during the reporting period.

12	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO Short Duration Municipal Income Fund

Institutional Class - PSDIX	Class D - PSDDX
Class P - PSDPX	Class A - PSDAX
Administrative Class - PSDMX	Class C - PSDCX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Short-Term Instruments	16.3%
California	15.9%
New York	9.6%
Washington	6.7%
Pennsylvania	6.3%
Texas	6.3%
Other	38.9%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Institutional Class	1.31%	-0.28%	0.81%	1.70%
PIMCO Short Duration Municipal Income Fund Class P	1.21%	-0.38%	0.69%	1.58%
PIMCO Short Duration Municipal Income Fund Administrative Class	1.36%	-0.47%	0.59%	1.48%
PIMCO Short Duration Municipal Income Fund Class D	0.91%	-0.68%	0.41%	1.30%
PIMCO Short Duration Municipal Income Fund Class A	0.91%	-0.68%	0.40%	1.29%
PIMCO Short Duration Municipal Income Fund Class A (adjusted)	-1.41%	-1.13%	0.18%	1.12%
PIMCO Short Duration Municipal Income Fund Class C	0.61%	-0.97%	0.10%	0.91%
PIMCO Short Duration Municipal Income Fund Class C (adjusted)	-0.39%	-0.97%	0.10%	0.91%
Barclays 1 Year Municipal Bond Index	0.79%	2.03%	2.32%	2.91%
Lipper Short Municipal Debt Funds Average	1.27%	2.09%	2.11%	2.85%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.33% for the Institutional Class shares, 0.43% for Class P shares, 0.58% for Administrative Class shares, 0.73% for Class D shares, 0.73% for Class A shares, and 1.03% for Class C shares.

Portfolio Insights

»

The PIMCO Short Duration Municipal Income Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index over the reporting period, which contributed to performance as municipal bond yields moved lower during the reporting period.

»	An overweight to revenue-backed municipal bonds contributed to performance as the segment outperformed the general municipal bond market during the reporting period.

»	An overweight to the education and healthcare sectors contributed to performance as these sectors outperformed the general municipal bond market during the reporting period.

»	Exposure to select lease-backed municipals detracted from performance, despite the general outperformance of the sector, as these select holdings underperformed during the reporting period.

»

An underweight to pre-refunded securities detracted from performance as the pre-refunded securities within the Fund’s benchmark index outperformed the general municipal bond market during the reporting period.

ANNUAL REPORT	MARCH 31, 2013	13

PIMCO Tax Managed Real Return Fund

Institutional Class - PTMIX	Class A - PTXAX
Class P - PTMPX	Class C - PXMCX
Class D - PXMDX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Municipal Bonds & Notes	89.1%
Short-Term Instruments	10.9%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	Fund Inception (10/30/09)
PIMCO Tax Managed Real Return Fund Institutional Class	2.99%	4.89%
PIMCO Tax Managed Real Return Fund Institutional Class Shares After Taxes on Distributions	2.82%	4.78%
PIMCO Tax Managed Real Return Fund Institutional Class Shares After Taxes on Distributions and Sale of Fund Shares	2.63%	4.17%
PIMCO Tax Managed Real Return Fund Class P	2.89%	4.79%
PIMCO Tax Managed Real Return Fund Class P Shares After Taxes on Distributions	2.72%	4.68%
PIMCO Tax Managed Real Return Fund Class P Shares After Taxes on Distributions and Sale of Fund Shares	2.53%	4.07%
PIMCO Tax Managed Real Return Fund Class D	2.58%	4.48%
PIMCO Tax Managed Real Return Fund Class D Shares After Taxes on Distributions	2.42%	4.37%
PIMCO Tax Managed Real Return Fund Class D Shares After Taxes on Distributions and Sale of Fund Shares	2.22%	3.76%
PIMCO Tax Managed Real Return Fund Class A	2.58%	4.47%
PIMCO Tax Managed Real Return Fund Class A (adjusted)	-1.23%	3.31%
PIMCO Tax Managed Real Return Fund Class A (w/Sales Change and After Taxes on Distributions)	-1.38%	3.21%
PIMCO Tax Managed Real Return Fund Class A (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	0.04%	2.85%
PIMCO Tax Managed Real Return Fund Class C	2.07%	3.95%
PIMCO Tax Managed Real Return Fund Class C (adjusted)	1.07%	3.95%
PIMCO Tax Managed Real Return Fund Class C (w/Sales Charge and After Taxes on Distributions)	0.91%	3.85%
PIMCO Tax Managed Real Return Fund Class C (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	1.15%	3.24%
Barclays Municipal Bond 1-10 Year Blend (1-12) Index	3.51%	4.67%	*
Lipper Intermediate Municipal Debt Funds Average	4.28%	5.17%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 10/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.45% for the Institutional Class shares, 0.55% for Class P shares, 0.85% for Class D shares, 0.85% for Class A shares, and 1.35% for Class C shares.

Portfolio Insights

»

The PIMCO Tax Managed Real Return Fund seeks to provide after-tax inflation-protected return, consistent with prudent investment management, by investing under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax, with the remainder of the Fund’s assets invested in inflation-indexed bonds of varying maturities issued by the U.S. government, its agencies or instrumentalities, such as Treasury Inflation-Protected Securities, and other types of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, such as CPI swaps. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index over the reporting period, which detracted from performance as municipal bond yields moved lower over the reporting period.

»	An overweight to revenue-backed municipal bonds contributed to performance as the sector outperformed the general municipal bond market during the reporting period.

»	The inflation derivatives within the Fund contributed to performance as breakeven inflation levels widened across the yield curve.

»	An overweight exposure to the healthcare sector contributed to performance as the sector outperformed the broader municipal bond index during the reporting period.

»	An underweight to the transportation sector detracted from performance as the sector outperformed the broader municipal bond index during the reporting period.

14	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO Unconstrained Tax Managed Bond Fund

Institutional Class - PUTIX	Class A - ATMAX
Class P - PUTPX	Class C - ATMCX
Class D - ATMDX

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Municipal Bonds & Notes	58.9%
U.S. Treasury Obligations	15.0%
Asset-Backed Securities	7.6%
Corporate Bonds & Notes	5.1%
Short-Term Instruments	4.9%
Other	8.5%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	Fund Inception (01/30/09)
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class	6.21%	3.95%
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class Shares After Taxes on Distributions	5.90%	3.47%
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class Shares After Taxes on Distributions and Sale of Fund Shares	3.97%	3.01%
PIMCO Unconstrained Tax Managed Bond Fund Class P	6.11%	3.85%
PIMCO Unconstrained Tax Managed Bond Fund Class P Shares After Taxes on Distributions	5.82%	3.39%
PIMCO Unconstrained Tax Managed Bond Fund Class P Shares After Taxes on Distributions and Sale of Fund Shares	3.89%	2.94%
PIMCO Unconstrained Tax Managed Bond Fund Class D	5.82%	3.55%
PIMCO Unconstrained Tax Managed Bond Fund Class D Shares After Taxes on Distributions	5.58%	3.16%
PIMCO Unconstrained Tax Managed Bond Fund Class D Shares After Taxes on Distributions and Sale of Fund Shares	3.65%	2.70%
PIMCO Unconstrained Tax Managed Bond Fund Class A	5.82%	3.54%
PIMCO Unconstrained Tax Managed Bond Fund Class A (adjusted)	1.90%	2.60%
PIMCO Unconstrained Tax Managed Bond Fund Class A (w/Sales Charge and After Taxes on Distributions)	1.66%	2.21%
PIMCO Unconstrained Tax Managed Bond Fund Class A (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	1.41%	1.96%
PIMCO Unconstrained Tax Managed Bond Fund Class C	5.32%	2.85%
PIMCO Unconstrained Tax Managed Bond Fund Class C (adjusted)	4.32%	2.85%
PIMCO Unconstrained Tax Managed Bond Fund Class C (w/Sales Change and After Taxes on Distributions)	4.16%	2.63%
PIMCO Unconstrained Tax Managed Bond Fund Class C (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	2.67%	2.17%
3 Month USD LIBOR After Tax	0.28%	0.32%	*
Lipper General Bond Funds Average	7.97%	8.87%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.70% for the Institutional Class shares, 0.80% for Class P shares, 1.10% for Class D shares, 1.10% for Class A shares, and 1.85% for Class C shares.

Portfolio Insights

»

The PIMCO Unconstrained Tax Managed Bond Fund seeks maximum long-term after tax return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

Net long exposure to the securitized sector, driven primarily by residential mortgage-backed securities (“RMBS”), added to returns. The Barclays U.S. Securitized Index returned 2.22% over the reporting period.

»	Exposure to emerging markets (“EM”) benefited performance, driven primarily by long exposure to interest rates in Brazil, as rates fell in Brazil over the reporting period.

»

Duration (or sensitivity to changes in market interest rates) positioning was net negative, driven by duration hedging in the U.S. and Japan, as swap rates fell in these markets. Long positioning in Australia offset a portion of these losses, as Australian swap rates of all maturities fell over the reporting period.

»	Corporate exposure detracted from performance, driven by short-credit exposure in high yield via credit-default swap indices, as spreads tightened over the reporting period.

»	Exposure to tax-exempt municipal bonds contributed to performance as the sector posted positive absolute returns over the reporting period.

»	Exposure to revenue-backed municipal bonds contributed to performance as revenue bonds outperformed the general municipal bond market over the reporting period.

»	Exposure to the transportation and healthcare municipal bond sectors benefited performance as these securities outperformed the broader municipal bond index over the reporting period.

ANNUAL REPORT	MARCH 31, 2013	15

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2012 to March 31, 2013 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (10/01/12)	Ending Account Value (03/31/13)	Expenses Paid During Period*	Beginning Account Value (10/01/12)	Ending Account Value (03/31/13)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO California Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$1,013.70	$2.23	$1,000.00	$1,022.71	$2.24	0.445%
Class P	1,000.00	1,013.10	2.74	1,000.00	1,022.21	2.75	0.545
Class D	1,000.00	1,012.00	3.89	1,000.00	1,021.07	3.91	0.775
Class A	1,000.00	1,012.00	3.89	1,000.00	1,021.07	3.91	0.775
Class C	1,000.00	1,008.20	7.64	1,000.00	1,017.33	7.67	1.525
PIMCO California Municipal Bond Fund
Institutional Class	$1,000.00	$1,003.60	$2.20	$1,000.00	$1,022.74	$2.22	0.44%
Class P	1,000.00	1,003.10	2.70	1,000.00	1,022.24	2.72	0.54
Class D	1,000.00	1,001.80	3.94	1,000.00	1,020.99	3.98	0.79
Class A	1,000.00	1,001.80	3.94	1,000.00	1,020.99	3.98	0.79
Class C	1,000.00	998.10	7.67	1,000.00	1,017.25	7.75	1.54
PIMCO California Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$1,003.10	$1.65	$1,000.00	$1,023.29	$1.66	0.33%
Class P	1,000.00	1,002.60	2.15	1,000.00	1,022.79	2.17	0.43
Class D	1,000.00	1,001.10	3.64	1,000.00	1,021.29	3.68	0.73
Class A	1,000.00	1,001.10	3.64	1,000.00	1,021.29	3.68	0.73
Class C	1,000.00	999.60	5.13	1,000.00	1,019.80	5.19	1.03

16	PIMCO TAX-EFFICIENT STRATEGY FUNDS

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (10/01/12)	Ending Account Value (03/31/13)	Expenses Paid During Period*	Beginning Account Value (10/01/12)	Ending Account Value (03/31/13)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO High Yield Municipal Bond Fund
Institutional Class	$1,000.00	$1,039.30	$2.80	$1,000.00	$1,022.19	$2.77	0.55%
Class P	1,000.00	1,038.70	3.30	1,000.00	1,021.69	3.28	0.65
Class D	1,000.00	1,037.70	4.32	1,000.00	1,020.69	4.28	0.85
Class A	1,000.00	1,037.70	4.32	1,000.00	1,020.69	4.28	0.85
Class C	1,000.00	1,033.80	8.11	1,000.00	1,016.95	8.05	1.60
PIMCO Municipal Bond Fund
Institutional Class	$1,000.00	$1,022.10	$2.22	$1,000.00	$1,022.74	$2.22	0.44%
Class P	1,000.00	1,021.60	2.72	1,000.00	1,022.24	2.72	0.54
Administrative Class	1,000.00	1,020.80	3.48	1,000.00	1,021.49	3.48	0.69
Class D	1,000.00	1,020.50	3.78	1,000.00	1,021.19	3.78	0.75
Class A	1,000.00	1,020.50	3.78	1,000.00	1,021.19	3.78	0.75
Class B	1,000.00	1,016.70	7.54	1,000.00	1,017.45	7.54	1.50
Class C	1,000.00	1,018.00	6.29	1,000.00	1,018.70	6.29	1.25
PIMCO National Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$1,008.60	$2.25	$1,000.00	$1,022.69	$2.27	0.45%
Class P	1,000.00	1,008.10	2.75	1,000.00	1,022.19	2.77	0.55
Class D	1,000.00	1,006.80	4.00	1,000.00	1,020.94	4.03	0.80
Class A	1,000.00	1,006.80	4.00	1,000.00	1,020.94	4.03	0.80
Class C	1,000.00	1,004.40	6.50	1,000.00	1,018.45	6.54	1.30
PIMCO New York Municipal Bond Fund
Institutional Class	$1,000.00	$1,016.60	$2.24	$1,000.00	$1,022.71	$2.24	0.445%
Class P	1,000.00	1,016.10	2.74	1,000.00	1,022.21	2.75	0.545
Class D	1,000.00	1,014.90	3.89	1,000.00	1,021.07	3.91	0.775
Class A	1,000.00	1,014.90	3.89	1,000.00	1,021.07	3.91	0.775
Class C	1,000.00	1,011.10	7.65	1,000.00	1,017.33	7.67	1.525
PIMCO Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$1,003.90	$1.65	$1,000.00	$1,023.29	$1.66	0.33%
Class P	1,000.00	1,003.40	2.15	1,000.00	1,022.79	2.17	0.43
Administrative Class	1,000.00	1,005.10	2.90	1,000.00	1,022.04	2.92	0.58
Class D	1,000.00	1,001.90	3.64	1,000.00	1,021.29	3.68	0.73
Class A	1,000.00	1,001.90	3.64	1,000.00	1,021.29	3.68	0.73
Class C	1,000.00	1,000.40	5.14	1,000.00	1,019.80	5.19	1.03
PIMCO Tax Managed Real Return Fund
Institutional Class	$1,000.00	$1,008.90	$2.25	$1,000.00	$1,022.69	$2.27	0.45%
Class P	1,000.00	1,008.40	2.75	1,000.00	1,022.19	2.77	0.55
Class D	1,000.00	1,006.90	4.25	1,000.00	1,020.69	4.28	0.85
Class A	1,000.00	1,006.90	4.25	1,000.00	1,020.69	4.28	0.85
Class C	1,000.00	1,004.40	6.75	1,000.00	1,018.20	6.79	1.35
PIMCO Unconstrained Tax Managed Bond Fund
Institutional Class	$1,000.00	$1,017.00	$3.57	$1,000.00	$1,021.39	$3.58	0.71%
Class P	1,000.00	1,016.60	4.02	1,000.00	1,020.94	4.03	0.80
Class D	1,000.00	1,015.30	5.28	1,000.00	1,019.70	5.29	1.05
Class A	1,000.00	1,015.30	5.28	1,000.00	1,019.70	5.29	1.05
Class C	1,000.00	1,013.80	6.78	1,000.00	1,018.20	6.79	1.35

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 8 in the Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2013	17

Benchmark Descriptions

Benchmark Legal Name	Benchmark Description

3 Month USD LIBOR After Tax	3 Month USD LIBOR After Tax. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index	60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index. The Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Barclays Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays 1 Year Municipal Bond Index	Barclays 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in an unmanaged index.

Barclays California 1 Year Municipal Bond Index	Barclays California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in an unmanaged index.

Barclays California Intermediate Municipal Bond Index	Barclays California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays California Municipal Bond Index	The Barclays California Municipal Bond Index is the California component of the Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Municipal 20 Year Index (17-22 Year)	Barclays Municipal 20 Year Index (17-22 Year) is the 20 Year (17-22) component of the Municipal Bond index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from 17 to 22 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Municipal Bond 1-10 Year Blend (1-12) Index	Barclays Municipal Bond 1-10 Year Blend (1-12) Index consists of a broad selection of investment-grade general obligation bonds, revenue bonds, insured bonds (including all insured bonds with a Aaa/AAA rating), and prerefunded bonds with maturities of at least 1 year and less than 12 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Municipal Bond 1-20 Year Blend (1-22) Index	Barclays Municipal Bond 1-20 Year Blend (1-22) Index is the 1-20 Year Blend (1-22) component of the Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 22 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Municipal Bond Index	Barclays Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays New York Insured Municipal Bond Index	Barclays New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in an unmanaged index.

18	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Benchmark Legal Name	Benchmark Description

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index (Net Dividends in USD)	The MSCI Emerging Markets Index (Net Dividends in USD) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2013	19

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO California Intermediate Municipal Bond Fund
Institutional Class
03/31/2013	$9.67	$0.27	$0.18	$0.45	$(0.26)	$0.00	$(0.26)
03/31/2012	9.29	0.32	0.39	0.71	(0.33)	0.00	(0.33)
03/31/2011	9.39	0.36	(0.10)	0.26	(0.36)	0.00	(0.36)
03/31/2010	8.72	0.37	0.67	1.04	(0.37)	0.00	(0.37)
03/31/2009	9.47	0.39	(0.73)	(0.34)	(0.41)	0.00	(0.41)
Class P
03/31/2013	9.67	0.26	0.18	0.44	(0.25)	0.00	(0.25)
03/31/2012	9.29	0.30	0.40	0.70	(0.32)	0.00	(0.32)
03/31/2011	9.39	0.35	(0.10)	0.25	(0.35)	0.00	(0.35)
03/31/2010	8.72	0.36	0.67	1.03	(0.36)	0.00	(0.36)
04/30/2008 - 03/31/2009	9.50	0.36	(0.77)	(0.41)	(0.37)	0.00	(0.37)
Class D
03/31/2013	9.67	0.24	0.18	0.42	(0.23)	0.00	(0.23)
03/31/2012	9.29	0.28	0.40	0.68	(0.30)	0.00	(0.30)
03/31/2011	9.39	0.33	(0.10)	0.23	(0.33)	0.00	(0.33)
03/31/2010	8.72	0.34	0.67	1.01	(0.34)	0.00	(0.34)
03/31/2009	9.47	0.37	(0.74)	(0.37)	(0.38)	0.00	(0.38)
Class A
03/31/2013	9.67	0.24	0.18	0.42	(0.23)	0.00	(0.23)
03/31/2012	9.29	0.28	0.40	0.68	(0.30)	0.00	(0.30)
03/31/2011	9.39	0.33	(0.10)	0.23	(0.33)	0.00	(0.33)
03/31/2010	8.72	0.34	0.67	1.01	(0.34)	0.00	(0.34)
03/31/2009	9.47	0.37	(0.74)	(0.37)	(0.38)	0.00	(0.38)
Class C
03/31/2013	9.67	0.16	0.18	0.34	(0.15)	0.00	(0.15)
03/31/2012	9.29	0.21	0.40	0.61	(0.23)	0.00	(0.23)
03/31/2011	9.39	0.25	(0.09)	0.16	(0.26)	0.00	(0.26)
08/31/2009 - 03/31/2010	9.15	0.14	0.25	0.39	(0.15)	0.00	(0.15)

PIMCO California Municipal Bond Fund
Institutional Class
05/31/2012 - 03/31/2013	$10.00	$0.19	$0.17	$0.36	$(0.19)	$(0.03)	$(0.22)
Class P
05/31/2012 - 03/31/2013	10.00	0.18	0.17	0.35	(0.18)	(0.03)	(0.21)
Class D
05/31/2012 - 03/31/2013	10.00	0.17	0.16	0.33	(0.16)	(0.03)	(0.19)
Class A
05/31/2012 - 03/31/2013	10.00	0.17	0.16	0.33	(0.16)	(0.03)	(0.19)
Class C
05/31/2012 - 03/31/2013	10.00	0.11	0.16	0.27	(0.10)	(0.03)	(0.13)

PIMCO California Short Duration Municipal Income Fund
Institutional Class
03/31/2013	$10.02	$0.11	$(0.04)	$0.07	$(0.11)	$0.00	$(0.11)
03/31/2012	10.10	0.14	(0.07)	0.07	(0.15)	0.00	(0.15)
03/31/2011	10.13	0.15	(0.03)	0.12	(0.15)	0.00	(0.15)
03/31/2010	9.99	0.20	0.14	0.34	(0.20)	0.00	(0.20)
03/31/2009	9.99	0.28	0.02	0.30	(0.30)	0.00	(0.30)
Class P
03/31/2013	10.02	0.10	(0.04)	0.06	(0.10)	0.00	(0.10)
03/31/2012	10.10	0.13	(0.07)	0.06	(0.14)	0.00	(0.14)
03/31/2011	10.13	0.14	(0.03)	0.11	(0.14)	0.00	(0.14)
03/31/2010	9.99	0.17	0.16	0.33	(0.19)	0.00	(0.19)
05/30/2008 - 03/31/2009	9.99	0.21	0.03	0.24	(0.24)	0.00	(0.24)

Please see footnotes on page 30.

20	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$9.86	4.69%	$88,914	0.44	5%	0.44	5%	0.44	5%	0.44	5%	2.72%		21%
9.67	7.81	44,760	0.44	5	0.44	5	0.44	5	0.44	5	3.33		32
9.29	2.75	46,484	0.44	5	0.44	5	0.44	5	0.44	5	3.77		22
9.39	12.12	46,641	0.44	5	0.44	5	0.44	5	0.44	5	4.06		47
8.72	(3.67)	65,751	0.44	5	0.44	5	0.44	5	0.44	5	4.34		72

9.86	4.59	14,380	0.54	5	0.54	5	0.54	5	0.54	5	2.63		21
9.67	7.70	7,150	0.54	5	0.54	5	0.54	5	0.54	5	3.18		32
9.29	2.65	3,676	0.54	5	0.54	5	0.54	5	0.54	5	3.69		22
9.39	12.01	1,562	0.54	5	0.54	5	0.54	5	0.54	5	3.86		47
8.72	(4.40)	9	0.54	5*	0.54	5*	0.54	5*	0.54	5*	4.37	*	72

9.86	4.35	5,664	0.77	5	0.77	5	0.77	5	0.77	5	2.42		21
9.67	7.45	5,197	0.77	5	0.77	5	0.77	5	0.77	5	2.99		32
9.29	2.41	5,637	0.77	5	0.77	5	0.77	5	0.77	5	3.46		22
9.39	11.76	5,096	0.77	5	0.77	5	0.77	5	0.77	5	3.69		47
8.72	(3.99)	2,958	0.77	5	0.77	5	0.77	5	0.77	5	4.05		72

9.86	4.35	62,695	0.77	5	0.77	5	0.77	5	0.77	5	2.43		21
9.67	7.45	60,685	0.77	5	0.77	5	0.77	5	0.77	5	2.95		32
9.29	2.41	37,061	0.77	5	0.77	5	0.77	5	0.77	5	3.45		22
9.39	11.75	32,593	0.77	5	0.77	5	0.77	5	0.77	5	3.73		47
8.72	(3.99)	39,954	0.77	5	0.77	5	0.77	5	0.77	5	4.05		72

9.86	3.57	13,823	1.52	5	1.52	5	1.52	5	1.52	5	1.67		21
9.67	6.65	10,810	1.52	5	1.52	5	1.52	5	1.52	5	2.19		32
9.29	1.65	5,819	1.52	5	1.52	5	1.52	5	1.52	5	2.67		22
9.39	4.33	419	1.52	5*	1.52	5*	1.52	5*	1.52	5*	2.64	*	47

$10.14	3.58%	$3,898	0.44	%*	1.26	%*	0.44	%*	1.26	%*	2.29	%*	22%

10.14	3.50	132	0.54	*	3.21	*	0.54	*	3.21	*	2.16	*	22

10.14	3.30	353	0.79	*	2.18	*	0.79	*	2.18	*	1.99	*	22

10.14	3.30	1,745	0.79	*	2.13	*	0.79	*	2.13	*	1.96	*	22

10.14	2.69	73	1.54	*	2.55	*	1.54	*	2.55	*	1.26	*	22

$9.98	0.72%	$63,300	0.33%		0.33%		0.33%		0.33%		1.13%		37%
10.02	0.72	73,010	0.33		0.33		0.33		0.33		1.42		19
10.10	1.22	79,778	0.33		0.33		0.33		0.33		1.49		64
10.13	3.46	106,163	0.33	(b)	0.33	(b)	0.33	(b)	0.33	(b)	1.98		59
9.99	3.03	88,779	0.35		0.35		0.35		0.35		2.81		173

9.98	0.62	29,028	0.43		0.43		0.43		0.43		1.02		37
10.02	0.62	29,552	0.43		0.43		0.43		0.43		1.33		19
10.10	1.12	32,047	0.43		0.43		0.43		0.43		1.39		64
10.13	3.36	24,454	0.44	(b)	0.44	(b)	0.44	(b)	0.44	(b)	1.64		59
9.99	2.48	3,978	0.45	*	0.45	*	0.45	*	0.45	*	2.58	*	173

Please see footnotes on page 30.

ANNUAL REPORT	MARCH 31, 2013	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO California Short Duration Municipal Income Fund (Cont.)
Class D
03/31/2013	$10.02	$0.07	$(0.04)	$0.03	$(0.07)	$0.00	$(0.07)
03/31/2012	10.10	0.10	(0.07)	0.03	(0.11)	0.00	(0.11)
03/31/2011	10.13	0.11	(0.03)	0.08	(0.11)	0.00	(0.11)
03/31/2010	9.99	0.16	0.14	0.30	(0.16)	0.00	(0.16)
03/31/2009	9.99	0.24	0.02	0.26	(0.26)	0.00	(0.26)
Class A
03/31/2013	10.02	0.07	(0.04)	0.03	(0.07)	0.00	(0.07)
03/31/2012	10.10	0.10	(0.07)	0.03	(0.11)	0.00	(0.11)
03/31/2011	10.13	0.11	(0.03)	0.08	(0.11)	0.00	(0.11)
03/31/2010	9.99	0.15	0.15	0.30	(0.16)	0.00	(0.16)
03/31/2009	9.99	0.24	0.02	0.26	(0.26)	0.00	(0.26)
Class C
03/31/2013	10.02	0.04	(0.04)	0.00	(0.04)	0.00	(0.04)
03/31/2012	10.10	0.07	(0.07)	0.00	(0.08)	0.00	(0.08)
03/31/2011	10.13	0.08	(0.02)	0.06	(0.09)	0.00	(0.09)
08/31/2009 - 03/31/2010	10.07	0.06	0.04	0.10	(0.04)	0.00	(0.04)

PIMCO High Yield Municipal Bond Fund
Institutional Class
03/31/2013	$8.40	$0.38	$0.48	$0.86	$(0.37)	$0.00	$(0.37)
03/31/2012	7.73	0.43	0.69	1.12	(0.45)	0.00	(0.45)
03/31/2011	8.07	0.44	(0.34)	0.10	(0.44)	0.00	(0.44)
03/31/2010	6.76	0.44	1.31	1.75	(0.44)	0.00	(0.44)
03/31/2009	9.03	0.51	(2.27)	(1.76)	(0.51)	0.00	(0.51)
Class P
03/31/2013	8.40	0.37	0.48	0.85	(0.36)	0.00	(0.36)
03/31/2012	7.73	0.42	0.69	1.11	(0.44)	0.00	(0.44)
03/31/2011	8.07	0.43	(0.33)	0.10	(0.44)	0.00	(0.44)
03/31/2010	6.76	0.42	1.32	1.74	(0.43)	0.00	(0.43)
04/30/2008 - 03/31/2009	9.15	0.46	(2.38)	(1.92)	(0.47)	0.00	(0.47)
Class D
03/31/2013	8.40	0.35	0.49	0.84	(0.35)	0.00	(0.35)
03/31/2012	7.73	0.41	0.69	1.10	(0.43)	0.00	(0.43)
03/31/2011	8.07	0.42	(0.34)	0.08	(0.42)	0.00	(0.42)
03/31/2010	6.76	0.41	1.32	1.73	(0.42)	0.00	(0.42)
03/31/2009	9.03	0.49	(2.27)	(1.78)	(0.49)	0.00	(0.49)
Class A
03/31/2013	8.40	0.35	0.49	0.84	(0.35)	0.00	(0.35)
03/31/2012	7.73	0.41	0.69	1.10	(0.43)	0.00	(0.43)
03/31/2011	8.07	0.42	(0.34)	0.08	(0.42)	0.00	(0.42)
03/31/2010	6.76	0.42	1.31	1.73	(0.42)	0.00	(0.42)
03/31/2009	9.03	0.49	(2.27)	(1.78)	(0.49)	0.00	(0.49)
Class C
03/31/2013	8.40	0.29	0.48	0.77	(0.28)	0.00	(0.28)
03/31/2012	7.73	0.35	0.68	1.03	(0.36)	0.00	(0.36)
03/31/2011	8.07	0.36	(0.34)	0.02	(0.36)	0.00	(0.36)
03/31/2010	6.76	0.36	1.32	1.68	(0.37)	0.00	(0.37)
03/31/2009	9.03	0.43	(2.27)	(1.84)	(0.43)	0.00	(0.43)

PIMCO Municipal Bond Fund
Institutional Class
03/31/2013	$9.39	$0.32	$0.31	$0.63	$(0.31)	$0.00	$(0.31)
03/31/2012	8.68	0.38	0.71	1.09	(0.38)	0.00	(0.38)
03/31/2011	8.89	0.39	(0.21)	0.18	(0.39)	0.00	(0.39)
03/31/2010	7.85	0.38	1.04	1.42	(0.38)	0.00	(0.38)
03/31/2009	9.67	0.43	(1.81)	(1.38)	(0.44)	0.00	(0.44)

Please see footnotes on page 30.

22	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate**

$9.98	0.32%	$8,236	0.73%		0.73%		0.73%		0.73%		0.71%	37%
10.02	0.31	5,583	0.73		0.73		0.73		0.73		1.02	19
10.10	0.81	6,655	0.73		0.73		0.73		0.73		1.10	64
10.13	3.05	8,608	0.74	(b)	0.74	(b)	0.74	(b)	0.74	(b)	1.54	59
9.99	2.62	4,812	0.75		0.75		0.75		0.75		2.40	173

9.98	0.32	120,591	0.73		0.73		0.73		0.73		0.73	37
10.02	0.31	152,566	0.73		0.73		0.73		0.73		1.02	19
10.10	0.81	164,222	0.73		0.73		0.73		0.73		1.09	64
10.13	3.05	142,556	0.73	(b)	0.73	(b)	0.73	(b)	0.73	(b)	1.47	59
9.99	2.61	30,946	0.75		0.75		0.75		0.75		2.44	173

9.98	0.03	2,827	1.03		1.03		1.03		1.03		0.44	37
10.02	0.01	3,178	1.03		1.03		1.03		1.03		0.72	19
10.10	0.58	2,333	1.03		1.03		1.03		1.03		0.81	64
10.13	0.96	639	1.04	*(b)	1.04	*(b)	1.04	*(b)	1.04	*(b)	0.98 *	59

$8.89	10.42%	$89,801	0.54%		0.55%		0.54%		0.55%		4.29%	73%
8.40	14.83	105,682	0.54		0.55		0.54		0.55		5.37	33
7.73	1.18	65,829	0.54		0.55		0.54		0.55		5.42	25
8.07	26.44	80,986	0.54		0.55		0.54		0.55		5.73	76
6.76	(20.02)	70,598	0.54		0.55		0.54		0.55		6.29	140

8.89	10.31	35,961	0.64		0.65		0.64		0.65		4.21	73
8.40	14.72	17,072	0.64		0.65		0.64		0.65		5.19	33
7.73	1.08	6,462	0.64		0.65		0.64		0.65		5.38	25
8.07	26.31	3,134	0.64		0.65		0.64		0.65		5.40	76
6.76	(21.48)	8	0.64	*	0.65	*	0.64	*	0.65	*	6.38 *	140

8.89	10.11	37,642	0.84		0.85		0.84		0.85		4.03	73
8.40	14.55	27,948	0.79		0.85		0.79		0.85		5.15	33
7.73	0.93	20,504	0.79		0.85		0.79		0.85		5.15	25
8.07	26.13	27,561	0.79		0.85		0.79		0.85		5.35	76
6.76	(20.22)	11,834	0.79		0.85		0.79		0.85		6.09	140

8.89	10.11	186,544	0.84		0.85		0.84		0.85		4.03	73
8.40	14.55	151,515	0.79		0.85		0.79		0.85		5.09	33
7.73	0.93	79,844	0.79		0.85		0.79		0.85		5.18	25
8.07	26.13	92,096	0.79		0.85		0.79		0.85		5.44	76
6.76	(20.22)	57,044	0.79		0.85		0.79		0.85		6.17	140

8.89	9.29	73,979	1.59		1.60		1.59		1.60		3.29	73
8.40	13.70	53,374	1.54		1.60		1.54		1.60		4.39	33
7.73	0.18	38,972	1.54		1.60		1.54		1.60		4.43	25
8.07	25.19	44,149	1.54		1.60		1.54		1.60		4.68	76
6.76	(20.82)	25,229	1.54		1.60		1.54		1.60		5.42	140

$9.71	6.83%	$133,513	0.44%		0.44%		0.44%		0.44%		3.36%	39%
9.39	12.83	116,980	0.44		0.44		0.44		0.44		4.16	76
8.68	1.97	91,383	0.44		0.44		0.44		0.44		4.35	22
8.89	18.28	200,010	0.45	(c)	0.45	(c)	0.45	(c)	0.45	(c)	4.42	51
7.85	(14.59)	276,813	0.46	5	0.46	5	0.46	5	0.46	5	4.85	100

Please see footnotes on page 30.

ANNUAL REPORT	MARCH 31, 2013	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Municipal Bond Fund (Cont.)
Class P
03/31/2013	$9.39	$0.31	$0.31	$0.62	$(0.30)	$0.00	$(0.30)
03/31/2012	8.68	0.35	0.73	1.08	(0.37)	0.00	(0.37)
03/31/2011	8.89	0.38	(0.21)	0.17	(0.38)	0.00	(0.38)
03/31/2010	7.85	0.36	1.05	1.41	(0.37)	0.00	(0.37)
04/30/2008 - 03/31/2009	9.81	0.39	(1.95)	(1.56)	(0.40)	0.00	(0.40)
Administrative Class
03/31/2013	9.39	0.31	0.31	0.62	(0.30)	0.00	(0.30)
03/31/2012	8.68	0.36	0.71	1.07	(0.36)	0.00	(0.36)
03/31/2011	8.89	0.37	(0.21)	0.16	(0.37)	0.00	(0.37)
03/31/2010	7.85	0.35	1.04	1.39	(0.35)	0.00	(0.35)
03/31/2009	9.67	0.41	(1.81)	(1.40)	(0.42)	0.00	(0.42)
Class D
03/31/2013	9.39	0.29	0.31	0.60	(0.28)	0.00	(0.28)
03/31/2012	8.68	0.35	0.71	1.06	(0.35)	0.00	(0.35)
03/31/2011	8.89	0.36	(0.21)	0.15	(0.36)	0.00	(0.36)
03/31/2010	7.85	0.35	1.04	1.39	(0.35)	0.00	(0.35)
03/31/2009	9.67	0.41	(1.82)	(1.41)	(0.41)	0.00	(0.41)
Class A
03/31/2013	9.39	0.29	0.31	0.60	(0.28)	0.00	(0.28)
03/31/2012	8.68	0.34	0.72	1.06	(0.35)	0.00	(0.35)
03/31/2011	8.89	0.36	(0.21)	0.15	(0.36)	0.00	(0.36)
03/31/2010	7.85	0.35	1.04	1.39	(0.35)	0.00	(0.35)
03/31/2009	9.67	0.40	(1.81)	(1.41)	(0.41)	0.00	(0.41)
Class B
03/31/2013	9.39	0.22	0.31	0.53	(0.21)	0.00	(0.21)
03/31/2012	8.68	0.29	0.71	1.00	(0.29)	0.00	(0.29)
03/31/2011	8.89	0.30	(0.22)	0.08	(0.29)	0.00	(0.29)
03/31/2010	7.85	0.29	1.03	1.32	(0.28)	0.00	(0.28)
03/31/2009	9.67	0.34	(1.81)	(1.47)	(0.35)	0.00	(0.35)
Class C
03/31/2013	9.39	0.25	0.31	0.56	(0.24)	0.00	(0.24)
03/31/2012	8.68	0.30	0.72	1.02	(0.31)	0.00	(0.31)
03/31/2011	8.89	0.32	(0.21)	0.11	(0.32)	0.00	(0.32)
03/31/2010	7.85	0.31	1.04	1.35	(0.31)	0.00	(0.31)
03/31/2009	9.67	0.36	(1.81)	(1.45)	(0.37)	0.00	(0.37)

PIMCO National Intermediate Municipal Bond Fund
Institutional Class
05/31/2012 - 03/31/2013	$10.00	$0.12	$0.30	$0.42	$(0.12)	$(0.02)	$(0.14)
Class P
05/31/2012 - 03/31/2013	10.00	0.11	0.30	0.41	(0.11)	(0.02)	(0.13)
Class D
05/31/2012 - 03/31/2013	10.00	0.09	0.30	0.39	(0.09)	(0.02)	(0.11)
Class A
05/31/2012 - 03/31/2013	10.00	0.09	0.30	0.39	(0.09)	(0.02)	(0.11)
Class C
05/31/2012 - 03/31/2013	10.00	0.05	0.30	0.35	(0.05)	(0.02)	(0.07)

PIMCO New York Municipal Bond Fund
Institutional Class
03/31/2013	$11.13	$0.38	$0.22	$0.60	$(0.36)	$0.00	$(0.37)
03/31/2012	10.58	0.41	0.57	0.98	(0.43)	0.00	(0.43)
03/31/2011	10.79	0.40	(0.21)	0.19	(0.40)	0.00	(0.40)
03/31/2010	10.13	0.41	0.66	1.07	(0.41)	0.00	(0.41)
03/31/2009	10.68	0.40	(0.51)	(0.11)	(0.42)	(0.02)	(0.44)

Please see footnotes on page 30.

24	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$9.71	6.72%	$97,022	0.54%		0.54%		0.54%		0.54%		3.24%		39%
9.39	12.72	45,437	0.54		0.54		0.54		0.54		3.83		76
8.68	1.87	3,160	0.54		0.54		0.54		0.54		4.27		22
8.89	18.16	2,191	0.55	(c)	0.55	(c)	0.55	(c)	0.55	(c)	4.17		51
7.85	(16.19)	8	0.56	6*	0.56	6*	0.56	6*	0.56	6*	4.83	*	100

9.71	6.72	834	0.69		0.69		0.69		0.69		3.18		39
9.39	12.56	388	0.69		0.69		0.69		0.69		4.02		76
8.68	1.71	1,029	0.69		0.69		0.69		0.69		4.12		22
8.89	17.99	934	0.70	(c)	0.70	(c)	0.70	(c)	0.70	(c)	4.11		51
7.85	(14.81)	791	0.71	5	0.71	5	0.71	5	0.71	5	4.62		100

9.71	6.50	19,058	0.75		0.75		0.75		0.75		3.05		39
9.39	12.49	16,002	0.75		0.75		0.75		0.75		3.85		76
8.68	1.65	11,471	0.75		0.75		0.75		0.75		4.04		22
8.89	17.92	18,255	0.76	(c)	0.76	(c)	0.76	(c)	0.76	(c)	4.12		51
7.85	(14.86)	19,516	0.77	5	0.77	5	0.77	5	0.77	5	4.49		100

9.71	6.50	308,347	0.75		0.75		0.75		0.75		3.05		39
9.39	12.48	247,869	0.75		0.75		0.75		0.75		3.79		76
8.68	1.65	99,479	0.75		0.75		0.75		0.75		4.05		22
8.89	17.92	119,541	0.76	(c)	0.76	(c)	0.76	(c)	0.76	(c)	4.05		51
7.85	(14.86)	87,958	0.77	5	0.77	5	0.77	5	0.77	5	4.55		100

9.71	5.71	806	1.50		1.50		1.50		1.50		2.33		39
9.39	11.65	1,447	1.50		1.50		1.50		1.50		3.20		76
8.68	0.89	3,611	1.50		1.50		1.50		1.50		3.30		22
8.89	17.02	10,332	1.51	(c)	1.51	(c)	1.51	(c)	1.51	(c)	3.34		51
7.85	(15.50)	13,727	1.52	6	1.52	6	1.52	6	1.52	6	3.76		100

9.71	5.97	137,055	1.25		1.25		1.25		1.25		2.55		39
9.39	11.92	104,218	1.25		1.25		1.25		1.25		3.31		76
8.68	1.15	56,714	1.25		1.25		1.25		1.25		3.55		22
8.89	17.33	64,500	1.26	(c)	1.26	(c)	1.26	(c)	1.26	(c)	3.56		51
7.85	(15.28)	53,405	1.27	5	1.27	5	1.27	5	1.27	5	4.05		100

$10.28	4.13%	$3,494	0.45	%*	0.69	%*	0.45	%*	0.69	%*	1.38	%*	32%

10.28	4.05	1,068	0.55	*	1.14	*	0.55	*	1.14	*	1.31	*	32

10.28	3.85	170	0.80	*	0.94	*	0.80	*	0.94	*	1.09	*	32

10.28	3.86	10,696	0.80	*	1.58	*	0.80	*	1.58	*	1.03	*	32

10.28	3.46	1,516	1.30	*	1.93	*	1.30	*	1.93	*	0.57	*	32

$11.36	5.40%	$77,691	0.44	5%	0.44	5%	0.44	5%	0.44	5%	3.35%		14%
11.13	9.38	79,191	0.44	5	0.44	5	0.44	5	0.44	5	3.78		26
10.58	1.72	84,926	0.44	5	0.44	5	0.44	5	0.44	5	3.65		25
10.79	10.75	95,753	0.44	5	0.44	5	0.44	5	0.44	5	3.88		29
10.13	(1.10)	78,007	0.44	5	0.44	5	0.44	5	0.44	5	3.89		121

Please see footnotes on page 30.

ANNUAL REPORT	MARCH 31, 2013	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO New York Municipal Bond Fund (Cont.)
Class P
03/31/2013	$11.13	$0.37	$0.21	$0.58	$(0.34)	$0.00	$(0.35)
03/31/2012	10.58	0.40	0.57	0.97	(0.42)	0.00	(0.42)
11/19/2010 - 03/31/2011	10.87	0.15	(0.30)	(0.15)	(0.14)	0.00	(0.14)
Class D
03/31/2013	11.13	0.34	0.22	0.56	(0.32)	0.00	(0.33)
03/31/2012	10.58	0.38	0.56	0.94	(0.39)	0.00	(0.39)
03/31/2011	10.79	0.36	(0.21)	0.15	(0.36)	0.00	(0.36)
03/31/2010	10.13	0.38	0.66	1.04	(0.38)	0.00	(0.38)
03/31/2009	10.68	0.36	(0.51)	(0.15)	(0.38)	(0.02)	(0.40)
Class A
03/31/2013	11.13	0.34	0.22	0.56	(0.32)	0.00	(0.33)
03/31/2012	10.58	0.38	0.56	0.94	(0.39)	0.00	(0.39)
03/31/2011	10.79	0.36	(0.21)	0.15	(0.36)	0.00	(0.36)
03/31/2010	10.13	0.38	0.66	1.04	(0.38)	0.00	(0.38)
03/31/2009	10.68	0.36	(0.51)	(0.15)	(0.38)	(0.02)	(0.40)
Class C
03/31/2013	11.13	0.26	0.21	0.47	(0.23)	0.00	(0.24)
03/31/2012	10.58	0.29	0.57	0.86	(0.31)	0.00	(0.31)
03/31/2011	10.79	0.28	(0.21)	0.07	(0.28)	0.00	(0.28)
08/31/2009 - 03/31/2010	10.59	0.16	0.21	0.37	(0.17)	0.00	(0.17)

PIMCO Short Duration Municipal Income Fund
Institutional Class
03/31/2013	$8.48	$0.09	$0.02	$0.11	$(0.09)	$0.00	$(0.09)
03/31/2012	8.55	0.13	(0.06)	0.07	(0.14)	0.00	(0.14)
03/31/2011	8.55	0.14	0.00	0.14	(0.14)	0.00	(0.14)
03/31/2010	8.20	0.16	0.35	0.51	(0.16)	0.00	(0.16)
03/31/2009	9.54	0.35	(1.33)	(0.98)	(0.36)	0.00	(0.36)
Class P
03/31/2013	8.48	0.08	0.02	0.10	(0.08)	0.00	(0.08)
03/31/2012	8.55	0.12	(0.06)	0.06	(0.13)	0.00	(0.13)
03/31/2011	8.55	0.13	0.00	0.13	(0.13)	0.00	(0.13)
03/31/2010	8.20	0.15	0.35	0.50	(0.15)	0.00	(0.15)
04/30/2008 - 03/31/2009	9.64	0.30	(1.42)	(1.12)	(0.32)	0.00	(0.32)
Administrative Class
03/31/2013	8.48	0.08	0.03	0.11	(0.09)	0.00	(0.09)
03/31/2012	8.55	0.11	(0.07)	0.04	(0.11)	0.00	(0.11)
03/31/2011	8.55	0.12	0.00	0.12	(0.12)	0.00	(0.12)
03/31/2010	8.20	0.15	0.34	0.49	(0.14)	0.00	(0.14)
03/31/2009	9.54	0.33	(1.34)	(1.01)	(0.33)	0.00	(0.33)
Class D
03/31/2013	8.48	0.06	0.02	0.08	(0.06)	0.00	(0.06)
03/31/2012	8.55	0.10	(0.07)	0.03	(0.10)	0.00	(0.10)
03/31/2011	8.55	0.10	0.00	0.10	(0.10)	0.00	(0.10)
03/31/2010	8.20	0.14	0.34	0.48	(0.13)	0.00	(0.13)
03/31/2009	9.54	0.31	(1.33)	(1.02)	(0.32)	0.00	(0.32)
Class A
03/31/2013	8.48	0.06	0.02	0.08	(0.06)	0.00	(0.06)
03/31/2012	8.55	0.10	(0.07)	0.03	(0.10)	0.00	(0.10)
03/31/2011	8.55	0.10	0.00	0.10	(0.10)	0.00	(0.10)
03/31/2010	8.20	0.13	0.35	0.48	(0.13)	0.00	(0.13)
03/31/2009	9.54	0.31	(1.33)	(1.02)	(0.32)	0.00	(0.32)

Please see footnotes on page 30.

26	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.36	5.30%	$5,138	0.54	5%	0.54	5%	0.54	5%	0.54	5%	3.22%		14%
11.13	9.27	2,508	0.54	5	0.54	5	0.54	5	0.54	5	3.67		26
10.58	(1.35)	2,049	0.54	5*	0.54	5*	0.54	5*	0.54	5*	3.86	*	25

11.36	5.06	20,863	0.77	5	0.77	5	0.77	5	0.77	5	3.02		14
11.13	9.02	22,181	0.77	5	0.77	5	0.77	5	0.77	5	3.45		26
10.58	1.39	24,239	0.77	5	0.77	5	0.77	5	0.77	5	3.32		25
10.79	10.38	28,404	0.77	5	0.77	5	0.77	5	0.77	5	3.55		29
10.13	(1.42)	23,562	0.77	5	0.77	5	0.77	5	0.77	5	3.50		121

11.36	5.06	58,110	0.77	5	0.77	5	0.77	5	0.77	5	3.02		14
11.13	9.02	51,788	0.77	5	0.77	5	0.77	5	0.77	5	3.44		26
10.58	1.39	37,823	0.77	5	0.77	5	0.77	5	0.77	5	3.32		25
10.79	10.38	43,833	0.77	5	0.77	5	0.77	5	0.77	5	3.54		29
10.13	(1.42)	28,996	0.77	5	0.77	5	0.77	5	0.77	5	3.49		121

11.36	4.28	10,264	1.52	5	1.52	5	1.52	5	1.52	5	2.26		14
11.13	8.20	7,737	1.52	5	1.52	5	1.52	5	1.52	5	2.65		26
10.58	0.62	3,068	1.52	5	1.52	5	1.52	5	1.52	5	2.57		25
10.79	3.48	977	1.52	5*	1.52	5*	1.52	5*	1.52	5*	2.56	*	29

$8.50	1.31%	$121,440	0.33%		0.33%		0.33%		0.33%		1.07%		51%
8.48	0.77	180,819	0.33		0.33		0.33		0.33		1.54		29
8.55	1.60	165,264	0.33		0.33		0.33		0.33		1.63		56
8.55	6.29	112,045	0.34	(b)	0.34	(b)	0.34	(b)	0.34	(b)	1.90		73
8.20	(10.56)	57,918	0.35		0.35		0.35		0.35		3.86		155

8.50	1.21	36,713	0.43		0.43		0.43		0.43		0.95		51
8.48	0.67	12,610	0.43		0.43		0.43		0.43		1.43		29
8.55	1.50	11,648	0.43		0.43		0.43		0.43		1.55		56
8.55	6.19	6,713	0.44	(b)	0.44	(b)	0.44	(b)	0.44	(b)	1.78		73
8.20	(11.85)	9	0.45	*	0.45	*	0.45	*	0.45	*	3.67	*	155

8.50	1.36	1	0.58		0.58		0.58		0.58		0.89		51
8.48	0.52	3,762	0.58		0.58		0.58		0.58		1.31		29
8.55	1.35	3,704	0.58		0.58		0.58		0.58		1.37		56
8.55	6.02	4,167	0.59	(b)	0.59	(b)	0.59	(b)	0.59	(b)	1.75		73
8.20	(10.78)	5,947	0.60		0.60		0.60		0.60		3.61		155

8.50	0.91	4,794	0.73		0.73		0.73		0.73		0.67		51
8.48	0.37	4,038	0.73		0.73		0.73		0.73		1.18		29
8.55	1.20	7,242	0.73		0.73		0.73		0.73		1.22		56
8.55	5.86	10,265	0.74	(b)	0.74	(b)	0.74	(b)	0.74	(b)	1.70		73
8.20	(10.92)	23,026	0.75		0.75		0.75		0.75		3.40		155

8.50	0.91	198,838	0.73		0.73		0.73		0.73		0.66		51
8.48	0.37	152,343	0.73		0.73		0.73		0.73		1.14		29
8.55	1.20	123,696	0.73		0.73		0.73		0.73		1.22		56
8.55	5.86	190,080	0.74	(b)	0.74	(b)	0.74	(b)	0.74	(b)	1.50		73
8.20	(10.92)	88,621	0.75		0.75		0.75		0.75		3.40		155

Please see footnotes on page 30.

ANNUAL REPORT	MARCH 31, 2013	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Short Duration Municipal Income Fund (Cont.)
Class C
03/31/2013	$8.48	$0.03	$0.02	$0.05	$(0.03)	$0.00	$(0.03)
03/31/2012	8.55	0.07	(0.06)	0.01	(0.08)	0.00	(0.08)
03/31/2011	8.55	0.08	0.00	0.08	(0.08)	0.00	(0.08)
03/31/2010	8.20	0.11	0.34	0.45	(0.10)	0.00	(0.10)
03/31/2009	9.54	0.27	(1.32)	(1.05)	(0.29)	0.00	(0.29)

PIMCO Tax Managed Real Return Fund
Institutional Class
03/31/2013	$10.90	$0.17	$0.16	$0.33	$(0.18)	$(0.10)	$(0.28)
03/31/2012	10.38	0.19	0.53	0.72	(0.19)	(0.01)	(0.20)
03/31/2011	10.21	0.19	0.22	0.41	(0.19)	(0.05)	(0.24)
10/30/2009 - 03/31/2010	10.00	0.07	0.20	0.27	(0.06)	0.00	(0.06)
Class P
03/31/2013	10.90	0.16	0.15	0.31	(0.16)	(0.10)	(0.26)
03/31/2012	10.38	0.18	0.53	0.71	(0.18)	(0.01)	(0.19)
03/31/2011	10.21	0.21	0.19	0.40	(0.18)	(0.05)	(0.23)
10/30/2009 - 03/31/2010	10.00	0.06	0.21	0.27	(0.06)	0.00	(0.06)
Class D
03/31/2013	10.90	0.13	0.15	0.28	(0.13)	(0.10)	(0.23)
03/31/2012	10.38	0.15	0.53	0.68	(0.15)	(0.01)	(0.16)
03/31/2011	10.21	0.15	0.22	0.37	(0.15)	(0.05)	(0.20)
10/30/2009 - 03/31/2010	10.00	0.05	0.21	0.26	(0.05)	0.00	(0.05)
Class A
03/31/2013	10.90	0.13	0.15	0.28	(0.13)	(0.10)	(0.23)
03/31/2012	10.38	0.14	0.54	0.68	(0.15)	(0.01)	(0.16)
03/31/2011	10.21	0.16	0.21	0.37	(0.15)	(0.05)	(0.20)
10/30/2009 - 03/31/2010	10.00	0.05	0.21	0.26	(0.05)	0.00	(0.05)
Class C
03/31/2013	10.90	0.08	0.15	0.23	(0.08)	(0.10)	(0.18)
03/31/2012	10.38	0.09	0.54	0.63	(0.10)	(0.01)	(0.11)
03/31/2011	10.21	0.10	0.22	0.32	(0.10)	(0.05)	(0.15)
10/30/2009 - 03/31/2010	10.00	0.03	0.21	0.24	(0.03)	0.00	(0.03)

PIMCO Unconstrained Tax Managed Bond Fund
Institutional Class
03/31/2013	$10.39	$0.29	$0.35	$0.64	$(0.18)	$0.00	$(0.18)
03/31/2012	10.47	0.30	(0.21)	0.09	(0.17)	0.00	(0.17)
03/31/2011	10.41	0.19	0.03	0.22	(0.15)	(0.01)	(0.16)
03/31/2010	9.77	0.22	0.71	0.93	(0.25)	(0.04)	(0.29)
01/30/2009 - 03/31/2009	10.00	0.03	(0.23)	(0.20)	(0.03)	0.00	(0.03)
Class P
03/31/2013	10.39	0.28	0.35	0.63	(0.17)	0.00	(0.17)
03/31/2012	10.47	0.29	(0.21)	0.08	(0.16)	0.00	(0.16)
03/31/2011	10.41	0.18	0.03	0.21	(0.14)	(0.01)	(0.15)
09/10/2009 - 03/31/2010	10.32	0.10	0.15	0.25	(0.12)	(0.04)	(0.16)
Class D
03/31/2013	10.39	0.25	0.35	0.60	(0.14)	0.00	(0.14)
03/31/2012	10.47	0.26	(0.21)	0.05	(0.13)	0.00	(0.13)
03/31/2011	10.41	0.15	0.03	0.18	(0.11)	(0.01)	(0.12)
03/31/2010	9.77	0.19	0.70	0.89	(0.21)	(0.04)	(0.25)
01/30/2009 - 03/31/2009	10.00	0.02	(0.23)	(0.21)	(0.02)	0.00	(0.02)

Please see footnotes on page 30.

28	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$8.50	0.61%	$16,454	1.03%		1.03%		1.03%		1.03%		0.38%		51%
8.48	0.07	18,859	1.03		1.03		1.03		1.03		0.86		29
8.55	0.90	22,373	1.03		1.03		1.03		1.03		0.93		56
8.55	5.55	24,771	1.04	(b)	1.04	(b)	1.04	(b)	1.04	(b)	1.27		73
8.20	(11.18)	18,915	1.05		1.05		1.05		1.05		3.07		155

$10.95	2.99%	$47,372	0.45%		0.45%		0.45%		0.45%		1.59%		35%
10.90	6.97	58,373	0.45		0.45		0.45		0.45		1.78		70
10.38	4.01	33,670	0.45		0.45		0.45		0.45		1.89		350
10.21	2.74	11,405	0.45	*	1.68	*	0.45	*	1.68	*	1.56	*	447

10.95	2.89	2,010	0.55		0.55		0.55		0.55		1.50		35
10.90	6.87	1,702	0.55		0.55		0.55		0.55		1.67		70
10.38	3.91	298	0.55		0.55		0.55		0.55		2.05		350
10.21	2.70	10	0.55	*	1.35	*	0.55	*	1.35	*	1.43	*	447

10.95	2.58	5,048	0.85		0.85		0.85		0.85		1.20		35
10.90	6.55	3,926	0.85		0.85		0.85		0.85		1.38		70
10.38	3.60	2,463	0.85		0.85		0.85		0.85		1.47		350
10.21	2.57	1,199	0.85	*	2.64	*	0.85	*	2.64	*	1.13	*	447

10.95	2.58	8,738	0.85		0.85		0.85		0.85		1.20		35
10.90	6.54	10,727	0.85		0.85		0.85		0.85		1.33		70
10.38	3.59	2,451	0.85		0.85		0.85		0.85		1.53		350
10.21	2.57	333	0.85	*	3.06	*	0.85	*	3.06	*	1.13	*	447

10.95	2.07	2,990	1.35		1.35		1.35		1.35		0.70		35
10.90	6.01	2,993	1.35		1.35		1.35		1.35		0.86		70
10.38	3.08	605	1.35		1.35		1.35		1.35		0.94		350
10.21	2.36	259	1.35	*	2.59	*	1.35	*	2.59	*	0.63	*	447

$10.85	6.21%	$233,998	0.71%		0.72%		0.69%		0.70%		2.69%		59%
10.39	0.90	126,997	0.70		0.70		0.70		0.70		2.90		249
10.47	2.08	135,096	0.78		0.78		0.70		0.70		1.82		401
10.41	9.63	80,104	0.70		0.73		0.70		0.73		2.18		318
9.77	(2.02)	5,773	0.70	*	4.12	*	0.70	*	4.12	*	1.78	*	0

10.85	6.11	65,509	0.81		0.82		0.79		0.80		2.65		59
10.39	0.79	35,337	0.80		0.80		0.80		0.80		2.77		249
10.47	1.98	45,713	0.88		0.88		0.80		0.80		1.76		401
10.41	2.52	9,341	0.80	*	0.80	*	0.80	*	0.80	*	1.78	*	318

10.85	5.82	31,303	1.08		1.12		1.06		1.10		2.37		59
10.39	0.49	18,176	1.10		1.10		1.10		1.10		2.52		249
10.47	1.67	17,166	1.18		1.18		1.10		1.10		1.44		401
10.41	9.20	11,201	1.10		1.15		1.10		1.15		1.82		318
9.77	(2.08)	441	1.10	*	8.35	*	1.10	*	8.35	*	1.10	*	0

Please see footnotes on page 30.

ANNUAL REPORT	MARCH 31, 2013	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Unconstrained Tax Managed Bond Fund (Cont.)
Class A
03/31/2013	$10.39	$0.26	$0.34	$0.60	$(0.14)	$0.00	$(0.14)
03/31/2012	10.47	0.26	(0.21)	0.05	(0.13)	0.00	(0.13)
03/31/2011	10.41	0.15	0.03	0.18	(0.11)	(0.01)	(0.12)
03/31/2010	9.77	0.18	0.71	0.89	(0.21)	(0.04)	(0.25)
01/30/2009 - 03/31/2009	10.00	0.02	(0.23)	(0.21)	(0.02)	0.00	(0.02)
Class C
03/31/2013	10.39	0.21	0.34	0.55	(0.09)	0.00	(0.09)
03/31/2012	10.47	0.18	(0.20)	(0.02)	(0.06)	0.00	(0.06)
03/31/2011	10.41	0.07	0.03	0.10	(0.03)	(0.01)	(0.04)
03/31/2010	9.77	0.09	0.72	0.81	(0.13)	(0.04)	(0.17)
01/30/2009 - 03/31/2009	10.00	0.01	(0.23)	(0.22)	(0.01)	0.00	(0.01)

*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2009, the Fund’s advisory fee was decreased by 0.02% to an annual rate of 0.18%.
(c)	Effective October 1, 2009, the Fund’s advisory fee was decreased by 0.025% to an annual rate of 0.20%.

30	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.85	5.82%	$55,101	1.09%		1.12%		1.07%		1.10%		2.44%		59%
10.39	0.49	60,905	1.10		1.10		1.10		1.10		2.48		249
10.47	1.67	84,494	1.18		1.18		1.10		1.10		1.45		401
10.41	9.19	27,531	1.10		1.13		1.10		1.13		1.72		318
9.77	(2.08)	1,384	1.10	*	9.29	*	1.10	*	9.29	*	1.11	*	0

10.85	5.32	18,049	1.57		1.87		1.55		1.85		1.97		59
10.39	(0.22)	19,416	1.81		1.85		1.81		1.85		1.77		249
10.47	0.91	26,906	1.93		1.93		1.85		1.85		0.70		401
10.41	8.35	9,809	1.85		1.87		1.85		1.87		0.89		318
9.77	(2.18)	174	1.85	*	9.16	*	1.85	*	9.16	*	0.49	*	0

ANNUAL REPORT	MARCH 31, 2013	31

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund

Assets:
Investments, at value	$178,323	$5,171	$215,282
Investments in Affiliates, at value	2,703	800	13,504
Repurchase agreements, at value	586	170	0
Cash	0	0	319
Deposits with counterparty	463	0	0
Foreign currency, at value	0	0	0
Receivable for investments sold	1,609	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	0
OTC swap premiums paid	142	0	0
Variation margin receivable on financial derivative instruments	0	0	0
Unrealized appreciation on foreign currency contracts	0	0	0
Unrealized appreciation on OTC swap agreements	0	0	0
Receivable for Fund shares sold	241	0	90
Interest and dividends receivable	2,089	64	2,119
Dividends receivable from Affiliates	2	0	2
Other assets	1	0	0
	186,159	6,205	231,316

Liabilities:
Payable for investments purchased	$0	$0	$5,397
Payable for investments in Affiliates purchased	2	0	2
Payable for sale-buyback financing transactions	0	0	0
Payable for short sales	0	0	0
Written options outstanding	0	0	0
OTC swap premiums received	0	0	0
Variation margin payable on financial derivative instruments	23	0	0
Unrealized depreciation on foreign currency contracts	0	0	0
Unrealized depreciation on OTC swap agreements	148	0	0
Deposits from counterparty	0	0	0
Payable for Fund shares redeemed	381	1	1,814
Dividends payable	26	0	9
Accrued investment advisory fees	35	1	35
Accrued supervisory and administrative fees	42	2	48
Accrued distribution fees	10	0	2
Accrued servicing fees	16	0	27
Reimbursement to PIMCO	0	0	0
	683	4	7,334

Net Assets	$185,476	$6,201	$223,982

Net Assets Consist of:
Paid in capital	$189,329	$6,192	$226,353
Undistributed (overdistributed) net investment income	291	0	48
Accumulated undistributed net realized gain (loss)	(11,653)	0	(4,386)
Net unrealized appreciation (depreciation)	7,509	9	1,967
	$185,476	$6,201	$223,982

Cost of Investments	$170,603	$5,162	$213,318
Cost of Investments in Affiliates	$2,703	$800	$13,502
Cost of Repurchase Agreements	$586	$170	$0
Cost of Foreign Currency Held	$0	$0	$0
Proceeds Received on Short Sales	$0	$0	$0
Premiums Received on Written Options	$0	$0	$0

32	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Tax Managed Real Return Fund	PIMCO Unconstrained Tax Managed Bond Fund

$397,845	$673,301	$18,854	$163,732	$324,914	$58,904	$412,302
20,005	43,012	800	5,402	62,916	0	0
209	580	122	552	531	7,206	21,237
967	1	1	0	0	1	45
1,255	1,814	0	568	0	0	231
0	0	0	0	0	0	1,112
0	18,535	821	3,229	0	0	1,767
0	0	0	0	0	0	2,655
394	590	0	185	0	329	2,075
0	0	0	0	0	0	124
0	0	0	0	0	0	1,926
0	0	0	0	0	244	2,301
1,971	1,744	0	265	761	231	803
6,342	8,930	144	1,948	2,996	551	3,487
3	7	0	1	10	0	0
0	0	0	0	0	0	9
428,991	748,514	20,742	175,882	392,128	67,466	450,074

$2,000	$44,852	$3,785	$3,282	$11,433	$0	$9,810
3	7	0	1	10	0	0
0	0	0	0	0	0	24,881
0	0	0	0	0	0	2,592
0	0	0	0	0	0	615
0	0	0	0	0	146	1,032
67	99	0	29	0	0	595
0	0	0	0	0	0	754
1,113	837	0	193	0	296	1,711
0	0	0	0	0	810	3,395
1,300	5,424	1	200	2,246	20	420
247	205	0	13	12	1	23
113	120	3	33	57	14	136
110	176	5	39	79	13	121
55	63	1	11	5	2	13
56	96	3	15	46	3	16
0	0	0	0	0	3	0
5,064	51,879	3,798	3,816	13,888	1,308	46,114

$423,927	$696,635	$16,944	$172,066	$378,240	$66,158	$403,960

$433,784	$733,231	$16,976	$162,741	$429,477	$63,052	$392,871
133	1,607	0	8	325	4	970
(30,251)	(72,342)	1	(5,445)	(54,431)	285	(15,732)
20,261	34,139	(33)	14,762	2,869	2,817	25,851
$423,927	$696,635	$16,944	$172,066	$378,240	$66,158	$403,960

$376,290	$638,060	$18,887	$148,699	$322,052	$56,036	$383,313
$20,003	$43,007	$800	$5,402	$62,910	$0	$0
$209	$580	$122	$552	$531	$7,206	$21,237
$0	$0	$0	$0	$0	$0	$1,111
$0	$0	$0	$0	$0	$0	$2,576
$0	$0	$0	$0	$0	$0	$865

ANNUAL REPORT	MARCH 31, 2013	33

Statements of Assets and Liabilities (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund

Net Assets:
Institutional Class	$88,914	$3,898	$63,300
Class P	14,380	132	29,028
Administrative Class	NA	NA	NA
Class D	5,664	353	8,236
Class A	62,695	1,745	120,591
Class B	NA	NA	NA
Class C	13,823	73	2,827

Shares Issued and Outstanding:
Institutional Class	9,016	385	6,344
Class P	1,458	13	2,909
Administrative Class	NA	NA	NA
Class D	574	35	825
Class A	6,358	172	12,085
Class B	NA	NA	NA
Class C	1,402	7	283

Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	$9.86	$10.14	$9.98
Class P	9.86	10.14	9.98
Administrative Class	NA	NA	NA
Class D	9.86	10.14	9.98
Class A	9.86	10.14	9.98
Class B	NA	NA	NA
Class C	9.86	10.14	9.98

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

34	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Tax Managed Real Return Fund	PIMCO Unconstrained Tax Managed Bond Fund

$89,801	$133,513	$3,494	$77,691	$121,440	$47,372	$233,998
35,961	97,022	1,068	5,138	36,713	2,010	65,509
NA	834	NA	NA	1	NA	NA
37,642	19,058	170	20,863	4,794	5,048	31,303
186,544	308,347	10,696	58,110	198,838	8,738	55,101
NA	806	NA	NA	NA	NA	NA
73,979	137,055	1,516	10,264	16,454	2,990	18,049

10,100	13,744	340	6,840	14,279	4,326	21,564
4,045	9,988	104	452	4,317	184	6,037
NA	86	NA	NA	0	NA	NA
4,233	1,962	17	1,837	564	461	2,885
20,981	31,741	1,041	5,116	23,380	798	5,078
NA	83	NA	NA	NA	NA	NA
8,321	14,108	147	904	1,935	273	1,663

$8.89	$9.71	$10.28	$11.36	$8.50	$10.95	$10.85
8.89	9.71	10.28	11.36	8.50	10.95	10.85
NA	9.71	NA	NA	8.50	NA	NA
8.89	9.71	10.28	11.36	8.50	10.95	10.85
8.89	9.71	10.28	11.36	8.50	10.95	10.85
NA	9.71	NA	NA	NA	NA	NA
8.89	9.71	10.28	11.36	8.50	10.95	10.85

ANNUAL REPORT	MARCH 31, 2013	35

Statements of Operations

Year Ended March 31, 2013
(Amounts in thousands)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund (1)	PIMCO California Short Duration Municipal Income Fund

Investment Income:
Interest	$4,844	$106	$3,669
Dividends from Affiliate investments	2	0	2
Total Income	4,846	106	3,671

Expenses:
Investment advisory fees	341	8	451
Supervisory and administrative fees	411	10	642
Distribution and/or servicing fees - Administrative Class	0	0	0
Distribution and/or servicing fees - Class D	13	1	15
Distribution fees - Class B	0	0	0
Distribution fees - Class C	96	0	9
Servicing fees - Class A	162	2	375
Servicing fees - Class B	0	0	0
Servicing fees - Class C	32	0	8
Trustees’ fees	0	0	1
Organization expense	0	37	0
Interest expense	0	0	0
Miscellaneous expense	0	0	0
Total Expenses	1,055	58	1,501
Waiver by PIMCO	0	(37)	0
Net Expenses	1,055	21	1,501

Net Investment Income	3,791	85	2,170

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	883	13	(304)
Net realized gain on Affiliate investments	1	0	0
Net realized gain (loss) on futures contracts	(229)	0	(65)
Net realized gain on written options	0	0	0
Net realized gain (loss) on swaps	59	0	0
Net realized gain on foreign currency transactions	0	0	0
Net change in unrealized appreciation (depreciation) on investments	1,704	9	(789)
Net change in unrealized appreciation on Affiliate investments	0	0	2
Net change in unrealized appreciation on futures contracts	3	0	57
Net change in unrealized appreciation on written options	0	0	0
Net change in unrealized (depreciation) on swaps	(181)	0	0
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0
Net Gain (Loss)	2,240	22	(1,099)

Net Increase in Net Assets Resulting from Operations	$6,031	$107	$1,071

(1)	Period from May 31, 2012 to March 31, 2013.

36	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund (1)	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Tax Managed Real Return Fund	PIMCO Unconstrained Tax Managed Bond Fund

$22,459	$24,326	$118	$6,475	$5,310	$1,491	$10,814
3	7	0	1	10	0	0
22,462	24,333	118	6,476	5,320	1,491	10,814

1,382	1,278	14	383	683	182	1,252
1,328	1,869	19	447	870	175	1,123
0	1	0	0	4	0	0
91	51	1	55	12	11	51
0	8	0	0	0	0	0
497	616	2	68	53	17	136
466	717	6	137	414	26	129
0	3	0	0	0	0	0
166	308	1	23	44	8	45
1	1	0	0	1	0	1
0	0	32	0	0	0	0
8	1	0	0	0	0	57
0	0	0	0	0	4	0
3,939	4,853	75	1,113	2,081	423	2,794
(55)	0	(33)	0	0	0	(94)
3,884	4,853	42	1,113	2,081	423	2,700

18,578	19,480	76	5,363	3,239	1,068	8,114

8,268	8,019	14	949	(187)	689	642
0	0	0	0	0	0	0
(1,500)	(2,241)	0	(784)	(86)	0	410
0	0	0	0	0	0	1,286
250	286	0	70	0	75	(6,092)
0	0	0	0	0	0	763
18,630	13,159	(33)	2,991	1,321	562	14,996
2	5	0	0	6	0	0
205	322	0	116	76	0	787
0	0	0	0	0	0	492
(640)	(795)	0	(232)	0	(303)	(5,634)
0	0	0	0	0	0	1,031
25,215	18,755	(19)	3,110	1,130	1,023	8,681

$43,793	$38,235	$57	$8,473	$4,369	$2,091	$16,795

ANNUAL REPORT	MARCH 31, 2013	37

Statements of Changes in Net Assets

	PIMCO California Intermediate Municipal Bond Fund		PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund		PIMCO High Yield Municipal Bond Fund

(Amounts in thousands)	Year Ended March 31, 2013	Year Ended March 31, 2012	Period from May 31, 2012 to March 31, 2013	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$3,791	$3,334	$85	$2,170	$3,166	$18,578	$13,681
Net realized gain (loss)	713	(1,626)	13	(369)	(3,138)	7,018	(7,540)
Net realized gain on Affiliate investments	1	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	1,526	6,009	9	(732)	1,081	18,195	30,790
Net change in unrealized appreciation on Affiliate investments	0	0	0	2	0	2	0
Net increase resulting from operations	6,031	7,717	107	1,071	1,109	43,793	36,931

Distributions to Shareholders:
From net investment income
Institutional Class	(1,527)	(1,505)	(66)	(721)	(1,136)	(5,934)	(4,876)
Class P	(272)	(155)	(1)	(280)	(394)	(1,286)	(508)
Administrative Class	0	0	0	0	0	0	0
Class D	(120)	(175)	(3)	(44)	(69)	(1,437)	(1,271)
Class A	(1,498)	(1,514)	(15)	(1,102)	(1,787)	(7,366)	(5,372)
Class B	0	0	0	0	0	0	0
Class C	(199)	(184)	(1)	(13)	(22)	(2,127)	(1,923)
From net realized capital gains
Institutional Class	0	0	(9)	0	0	0	0
Class P	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0
Class D	0	0	(1)	0	0	0	0
Class A	0	0	(3)	0	0	0	0
Class B	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0

Total Distributions	(3,616)	(3,533)	(99)	(2,160)	(3,408)	(18,150)	(13,950)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	54,459	25,741	6,193	(38,818)	(18,847)	42,693	120,999

Total Increase (Decrease) in Net Assets	56,874	29,925	6,201	(39,907)	(21,146)	68,336	143,980

Net Assets:
Beginning of year or period	128,602	98,677	0	263,889	285,035	355,591	211,611
End of year or period*	$185,476	$128,602	$6,201	$223,982	$263,889	$423,927	$355,591

*Including undistributed (overdistributed) net investment income of:	$291	$319	0	$48	$40	$133	$200

**	See note 12 in the Notes to Financial Statements.

38	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund		PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund		PIMCO Short Duration Municipal Income Fund		PIMCO Tax Managed Real Return Fund		PIMCO Unconstrained Tax Managed Bond Fund

Year Ended March 31, 2013	Year Ended March 31, 2012	Period from May 31, 2012 to March 31, 2013	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012

$19,480	$14,148	$76	$5,363	$5,601	$3,239	$4,632	$1,068	$1,147	$8,114	$8,009
6,064	1,193	14	235	(1,334)	(273)	(5,701)	764	173	(2,991)	(18,011)
0	0	0	0	0	0	0	0	0	0	0
12,686	29,690	(33)	2,875	9,609	1,397	3,043	259	2,062	11,672	10,779
5	0	0	0	0	6	0	0	0	0	0
38,235	45,031	57	8,473	13,876	4,369	1,974	2,091	3,382	16,795	777

(4,264)	(4,446)	(39)	(2,602)	(3,266)	(1,839)	(2,832)	(834)	(998)	(3,064)	(2,215)
(2,399)	(618)	(4)	(123)	(83)	(184)	(177)	(32)	(19)	(782)	(620)
(17)	(21)	0	0	0	(13)	(49)	0	0	0	0
(606)	(537)	(3)	(641)	(830)	(31)	(57)	(53)	(42)	(260)	(254)
(8,461)	(6,064)	(27)	(1,584)	(1,484)	(1,105)	(1,468)	(126)	(71)	(672)	(1,011)
(24)	(72)	0	0	0	0	0	0	0	0	0
(3,016)	(2,496)	(3)	(193)	(141)	(67)	(184)	(24)	(17)	(152)	(124)

0	0	(5)	0	0	0	0	(399)	(25)	0	0
0	0	(1)	0	0	0	0	(18)	(1)	0	0
0	0	0	0	0	0	0	0	0	0	0
0	0	(1)	0	0	0	0	(39)	(2)	0	0
0	0	(5)	0	0	0	0	(103)	(2)	0	0
0	0	0	0	0	0	0	0	0	0	0
0	0	(1)	0	0	0	0	(33)	(1)	0	0

(18,787)	(14,254)	(89)	(5,143)	(5,804)	(3,239)	(4,767)	(1,661)	(1,178)	(4,930)	(4,224)

144,846	234,717	16,976	5,331	3,228	4,679	41,297	(11,993)	36,030	131,264	(45,097)

164,294	265,494	16,944	8,661	11,300	5,809	38,504	(11,563)	38,234	143,129	(48,544)

532,341	266,847	0	163,405	152,105	372,431	333,927	77,721	39,487	260,831	309,375
$696,635	$532,341	$16,944	$172,066	$163,405	$378,240	$372,431	$66,158	$77,721	$403,960	$260,831

$1,607	$1,622	$0	$8	$(16)	$325	$325	$4	$0	$970	$713

ANNUAL REPORT	MARCH 31, 2013	39

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 96.1%

CALIFORNIA 94.5%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$308
Bay Area Toll Authority, California Revenue Bonds, Series 2006
1.450% due 04/01/2045	2,000	2,038
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.820% due 04/01/2047	2,750	2,753
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	610
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2027	825	968
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	291
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,530
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,000
California Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	500	633
California Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2013	570	582
California Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	799
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	607
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	2,000	2,216
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2029	3,000	3,323
California Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	309
California Municipal Finance Authority Revenue Bonds, Series 2011
6.000% due 11/01/2026	400	466
California Municipal Finance Authority Revenue Notes, Series 2007
5.000% due 04/01/2016	435	475
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	955	962
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,234
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2015	2,000	2,191
5.000% due 05/01/2020	4,000	4,931
California State General Obligation Bonds, Series 2007
5.000% due 08/01/2018	750	863
California State General Obligation Notes, Series 2008
5.000% due 04/01/2016	1,300	1,467
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	2,109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 11/01/2019	$500	$608
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	1,000	1,115
California State Public Works Board Revenue Bonds, (NPFGC/FGIC Insured), Series 2007
5.250% due 06/01/2022	7,000	8,896
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 10/01/2031	1,200	1,325
5.125% due 10/01/2031	3,000	3,386
California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2029	4,250	4,746
California State University Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 11/01/2017	750	833
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	1,000	1,197
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	1,175	1,179
California Statewide Communities Development Authority Revenue Bonds, (SGI Insured), Series 2006
4.100% due 04/01/2028	1,000	1,000
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2020	555	669
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.125% due 05/15/2031	4,000	4,417
California Statewide Communities Development Authority Revenue Notes, Series 2011
4.000% due 08/15/2017	1,000	1,127
Campbell Union High School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2029	270	312
Capistrano Unified School District, California Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	707
5.375% due 09/01/2017	800	807
Contra Costa Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2027	110	128
Contra Costa Transportation Authority, California Revenue Notes, Series 2012
5.000% due 03/01/2022	930	1,131
Contra Costa Water District, California Revenue Notes, Series 2010
4.000% due 10/01/2015	250	271
Corona Utility Authority, California Revenue Bonds, Series 2012
5.000% due 09/01/2029	1,740	2,033
East Bay Municipal Utility District, California Revenue Notes, Series 2012
5.000% due 06/01/2022	4,600	5,811
El Camino Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,000	1,234
Encinitas Public Financing Authority, California Revenue Notes, Series 2010
5.000% due 04/01/2015	140	152
5.000% due 04/01/2016	150	167
Encinitas Union School District, California General Obligation Bonds, (NPFGC Insured), Series 1996
0.000% due 08/01/2018	1,500	1,300
Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	828

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	$2,000	$2,088
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,550	1,711
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,146
5.250% due 11/15/2019	500	580
Long Beach Unified School District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	235
Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	250	269
Los Altos Elementary School District, California General Obligation Notes, Series 2013
5.000% due 08/01/2020	2,690	3,366
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
5.000% due 06/01/2018	1,415	1,701
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,178
Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (AGM Insured), Series 2010
5.000% due 06/01/2018	640	743
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	294
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	791
Los Angeles Department of Water & Power, California Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2016	1,000	1,012
Los Angeles Municipal Improvement Corp. California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	289
Los Angeles Wastewater System, California Revenue Bonds, Series 2010
5.000% due 06/01/2022	500	603
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	2,500	3,115
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	1,000	1,177
Metropolitan Water District of Southern California Revenue Bonds, Series 2012
5.000% due 10/01/2026	6,485	7,865
Modesto Irrigation District, California Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	1,545	1,711
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	958
Mountain House Public Financing Authority, California Revenue Notes, Series 2007
5.000% due 12/01/2015	640	683
Newport Beach, California Revenue Notes, Series 2011
5.000% due 12/01/2017	240	281
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,169
Ohlone Community College District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2031	3,000	3,437

40	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Palomar Pomerado Health, California Certificates of Participation Bonds, Series 2010
5.250% due 11/01/2021	$1,000	$1,105
Pasadena Area Community College District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	293
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,219
Riverbank Redevelopment Agency, California Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	127
Ross Valley School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2024	180	220
5.000% due 08/01/2037	700	802
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,129
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
4.000% due 08/01/2016	230	254
Sacramento Municipal Utility District, California Revenue Bonds, Series 1983
9.000% due 04/01/2013	130	130
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	5,942
Sacramento, California Revenue Bonds, Series 2013
5.000% due 09/01/2030	2,505	2,950
5.000% due 09/01/2031	2,890	3,381
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,765
5.000% due 02/01/2026	1,535	1,770
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,481
San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,364
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017	815	946
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,346
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2009
5.000% due 05/15/2017	500	583
San Diego Redevelopment Agency, California Tax Allocation Bonds, (SGI Insured), Series 2004
5.250% due 09/01/2016	1,000	1,052
San Fernando Redevelopment Agency, California Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,460
San Francisco Community College District, California General Obligation Bonds, Series 2010
5.000% due 06/15/2028	150	170

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco, California City & County Airports Commission, San Francisco International Airport Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 05/01/2019	$2,960	$3,628
San Francisco, California City & County Airports Commission, San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	58
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,215
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,153
San Jose Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,018
San Jose Redevelopment Agency, California Tax Allocation Bonds, Series 2008
6.500% due 08/01/2019	1,000	1,095
San Jose Unified School District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2027	1,000	1,197
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	853
San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2008
5.000% due 07/15/2036	225	250
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	325	369
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,186
Santaluz Community Facilities District No. 2, California Special Tax Bonds, Series 2011
5.000% due 09/01/2028	825	878
5.000% due 09/01/2029	715	759
5.100% due 09/01/2030	465	495
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,462
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,509
5.000% due 03/01/2026	50	59
Southwestern Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 08/01/2016	400	457
Successor Agency to the San Francisco, California City & County Redevelopment Agency Special Tax Bonds, Series 2013
5.000% due 08/01/2026	1,500	1,629
5.000% due 08/01/2028	1,505	1,621
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2016	85	86

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	$350	$399
University of California Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,295
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,352
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,178
West Contra Costa Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,165

		175,301

COLORADO 0.9%
Regional Transportation District, Colorado Revenue Bonds, Series 2012
5.000% due 11/01/2029	1,400	1,647

MASSACHUSETTS 0.6%
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	1,000	1,175

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	180	200

Total Municipal Bonds & Notes (Cost $170,603)		178,323

SHORT-TERM INSTRUMENTS 1.8%

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 04/01/2013	586	586

(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $600. Repurchase proceeds are $586.)

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 1.5%
PIMCO Short-Term Floating NAV Portfolio	270,129	2,703

Total Short-Term Instruments (Cost $3,289)		3,289

Total Investments 97.9% (Cost $173,892)		$181,612

Other Assets and Liabilities (Net) 2.1%		3,864

Net Assets 100.0%		$185,476

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Fund.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	41

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)

(b)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Cash of $463 has been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$	5,600	$322	$(63)

(c)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$	1,900	$(2)	$44	$(46)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016		4,000	(4)	98	(102)

							$(6)	$142	$(148)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Municipal Bonds & Notes
California	$0	$175,301	$0	$175,301
Colorado	0	1,647	0	1,647
Massachusetts	0	1,175	0	1,175
New Jersey	0	200	0	200
Short-Term Instruments
Repurchase Agreements	0	586	0	586

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Central Funds Used for Cash Management Purposes	$2,703	$0	$0	$2,703
	$2,703	$178,909	$0	$181,612

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(148)	0	(148)
Interest Rate Contracts	0	(63)	0	(63)
	$0	$(211)	$0	$(211)

Totals	$2,703	$178,698	$0	$181,401

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

(e)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$23	$23
Unrealized depreciation on OTC swap agreements	0	148	0	0	0	148

	$0	$148	$0	$0	$23	$171

42	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(229)	$(229)
Net realized gain (loss) on swaps	0	(59)	0	0	118	59

	$0	$(59)	$0	$0	$(111)	$(170)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$3	$3
Net change in unrealized (depreciation) on swaps	0	(118)	0	0	(63)	(181)

	$0	$(118)	$0	$0	$(60)	$(178)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative (depreciation) of $(63) as reported in the Notes to Schedule of Investments.

(f)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CBK	$(2)	$0	$(2)
JPM	(4)	0	(4)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	43

Schedule of Investments PIMCO California Municipal Bond Fund

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 83.4%

CALIFORNIA 83.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2027	$175	$205
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	100	109
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.250% due 03/01/2041	190	206
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2042	130	146
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2012
5.000% due 04/01/2042	175	187
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2021	125	153
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 08/15/2032	200	221
5.000% due 04/01/2042	100	110
Campbell Union High School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2029	175	202
El Dorado Irrigation District-El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	112
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	134
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	113
Long Beach, California Revenue Bonds, Series 2010
5.000% due 06/01/2040	100	106
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2012
5.000% due 07/01/2021	150	185

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2042	$200	$221
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2040	250	279
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	100	112
Los Angeles Wastewater System, California Revenue Bonds, Series 2012
5.000% due 06/01/2024	100	123
Los Rios Community College District, California General Obligation Bonds, Series 2010
5.000% due 08/01/2026	150	174
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	143
Ross Valley School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2042	125	141
Sacramento Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	111
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2012
5.000% due 04/01/2038	100	113
San Francisco Community College District, California General Obligation Bonds, Series 2010
5.000% due 06/15/2028	130	147
San Francisco, California City & County Airports Commission, San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	175	202
San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2008
5.000% due 07/15/2036	225	250
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	100	114
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	175	199

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santa Maria, California Water & Wastewater Revenue Bonds, Series 2012
5.000% due 02/01/2036	$200	$218
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2026	150	176
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	114
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2029	125	145

Total Municipal Bonds & Notes (Cost $5,162)		5,171

SHORT-TERM INSTRUMENTS 15.6%

REPURCHASE AGREEMENTS 2.7%
State Street Bank and Trust Co.
0.010% due 04/01/2013	170	170

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $175. Repurchase proceeds are $170.)

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 12.9%
PIMCO Short-Term Floating NAV Portfolio	79,962	800

Total Short-Term Instruments (Cost $970)		970

Total Investments 99.0% (Cost $6,132)		$6,141

Other Assets and Liabilities (Net) 1.0%		60

Net Assets 100.0%		$6,201

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.
(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Municipal Bonds & Notes
California	$0	$5,171	$0	$5,171
Short-Term Instruments
Repurchase Agreements	0	170	0	170
Central Funds Used for Cash Management Purposes	800	0	0	800
	$800	$5,341	$0	$6,141

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

44	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Short Duration Municipal Income Fund

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 95.9%

CALIFORNIA 94.7%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	$495	$554
Atascadero Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 10/01/2014	110	113
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.820% due 04/01/2047	5,000	5,006
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.006% due 04/01/2045	3,200	3,232
Bay Area Toll Authority, California Revenue Notes, Series 2006
5.000% due 04/01/2015	100	109
Beverly Hills Public Financing Authority, California Revenue Notes, Series 2010
4.000% due 06/01/2013	800	805
Brea Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 07/01/2013	250	251
Brentwood Union School District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2007
5.250% due 08/01/2016	135	154
Calaveras Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
3.000% due 08/01/2013	460	464
California Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2014	500	524
California Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2013	525	539
California Educational Facilities Authority Revenue Notes, Series 2009
4.000% due 11/01/2013	50	51
5.000% due 04/01/2013	175	175
California Educational Facilities Authority Revenue Notes, Series 2010
0.920% due 10/01/2015	3,445	3,462
4.000% due 02/01/2014	250	258
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	1,145	1,208
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	304
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2014	1,000	1,062
California Health Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 03/01/2014	250	260
5.000% due 08/15/2014	350	371
California Health Facilities Financing Authority Revenue Notes, Series 2010
3.000% due 11/15/2013	750	762
California Health Facilities Financing Authority Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,163
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
0.000% due 10/01/2047 (a)	2,300	2,300
California Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	1,975	2,024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Infrastructure & Economic Development Bank Revenue Notes, Series 2008
5.000% due 02/01/2014	$750	$778
California Infrastructure & Economic Development Bank Revenue Notes, Series 2010
3.000% due 05/15/2013	415	416
California Municipal Finance Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	350	352
California Pollution Control Financing Authority Revenue Bonds, Series 2009
2.600% due 12/01/2046	2,500	2,565
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2010
4.000% due 09/01/2015	750	794
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2012
3.000% due 04/01/2014	1,500	1,533
California State Department of Water Resources Revenue Notes, Series 2010
4.000% due 05/01/2014	2,600	2,705
5.000% due 05/01/2013	305	306
California State Enterprise Development Authority Revenue Notes, Series 2010
4.000% due 09/01/2013	200	203
4.000% due 09/01/2014	220	230
California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	80	85
California State General Obligation Notes, (AGM/CR Insured), Series 2004
5.250% due 07/01/2013	1,500	1,518
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	450	491
California State General Obligation Notes, Series 2009
3.000% due 10/01/2015	600	638
5.000% due 07/01/2018	750	900
5.000% due 07/01/2019	80	98
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	511
California State General Obligation Notes, Series 2012
5.000% due 02/01/2015	2,500	2,709
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	166
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	270	301
California State Public Works Board Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 10/01/2017	380	451
California State Public Works Board Revenue Notes, Series 2003
5.500% due 06/01/2013	750	756
California State Public Works Board Revenue Notes, Series 2010
4.000% due 03/01/2014	3,630	3,754
California State Public Works Board Revenue Notes, Series 2012
5.000% due 06/01/2017	3,000	3,488
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2015	80	87
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	299

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Statewide Communities Development Authority Revenue Bonds, Series 2001
3.900% due 08/01/2031	$1,050	$1,089
California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.100% due 08/15/2027	3,200	3,200
California Statewide Communities Development Authority Revenue Notes, (AGM Insured), Series 2007
5.000% due 07/01/2014	750	782
California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 08/01/2014	2,330	2,454
California Statewide Communities Development Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 05/01/2015	150	162
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	860
California Statewide Communities Development Authority Revenue Notes, Series 2009
4.000% due 06/15/2013	700	705
5.000% due 06/15/2013	4,040	4,079
Calleguas-Las Virgenes Public Financing Authority, California Revenue Notes, Series 2009
4.000% due 11/01/2013	400	408
Capistrano Unified School District Community Facilities District No. 87-1, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	1,100	1,159
Cardiff School District, California General Obligation Notes, Series 2010
3.000% due 08/01/2013	500	505
Carlsbad Unified School District, California General Obligation Notes, Series 2011
0.000% due 08/01/2013	500	499
Castaic Lake Water Agency, California Certificates of Participation Notes, Series 2010
4.000% due 08/01/2015	130	138
Chino Hills, California Special Tax Notes, (AGM Insured), Series 2010
3.000% due 09/01/2013	200	202
Chula Vista, California Revenue Bonds, Series 2006
1.650% due 07/01/2018	3,050	3,096
Citrus Heights Water District, California Certificates of Participation Notes, Series 2010
4.000% due 10/01/2017	250	274
4.000% due 10/01/2019	100	109
Contra Costa Transportation Authority, California Revenue Bonds, Series 2012
0.506% due 03/01/2034	5,000	5,019
Contra Costa Transportation Authority, California Revenue Notes, Series 2012
3.000% due 03/01/2015	2,290	2,405
Cucamonga Valley Water District, California Certificates of Participation Notes, (NPFGC Insured), Series 2006
4.000% due 09/01/2014	250	260
Desert Sands Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	1,000	993
East Side Union High School District, California General Obligation Bonds, (NPFGC Insured), Series 2003
4.900% due 02/01/2015	150	160
East Side Union High School District, California General Obligation Notes, (AGC Insured), Series 2008
5.000% due 08/01/2016	575	645
El Dorado Union High School District, California Certificates of Participation Notes, Series 2009
0.000% due 12/01/2013	460	453

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	45

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
El Monte Union High School District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2006
0.000% due 06/01/2013	$500	$500
0.000% due 06/01/2014	1,345	1,333
Encinitas Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 04/01/2013	535	535
Escondido, California General Obligation Notes, (NPFGC Insured), Series 2006
5.000% due 09/01/2015	730	792
Fontana Unified School District, California General Obligation Notes, Series 2012
2.000% due 08/01/2014	500	511
Fremont Unified School District/Alameda County, California General Obligation Notes, Series 2009
4.000% due 08/01/2013	700	709
Fresno Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	300	311
Fullerton Joint Union High School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	161
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	1,185	1,194
5.000% due 06/01/2043	100	101
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC/TCRS Insured), Series 2003
5.625% due 06/01/2038	100	101
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (SGI/ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,750
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	800	807
5.500% due 06/01/2043	2,655	2,678
6.250% due 06/01/2033	3,865	3,903
6.625% due 06/01/2040	2,020	2,041
7.875% due 06/01/2042	105	106
Hawthorne School District, California General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2013	115	114
Huntington Beach Public Financing Authority, California Revenue Notes, Series 2010
4.000% due 09/01/2013	225	229
Industry, California General Obligation Notes, Series 2009
5.000% due 07/01/2013	750	758
Irvine, California Special Assessment Bonds, Series 1994
0.120% due 09/02/2020	203	203
Irvine, California Special Assessment Notes, Series 2012
3.000% due 09/02/2015	1,160	1,213
Lincoln Unified School District, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	196
Long Beach Bond Finance Authority, California Revenue Notes, Series 2012
4.000% due 11/01/2016	500	550
4.000% due 11/01/2017	250	279
Long Beach, California Harbor Revenue Notes, Series 2010
4.000% due 05/15/2013	2,000	2,009
Long Beach, California Revenue Notes, Series 2009
4.000% due 06/01/2013	110	111
Los Altos Elementary School District, California General Obligation Notes, Series 2013
3.000% due 08/01/2017	2,175	2,393

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2009
3.000% due 07/01/2013	$2,910	$2,930
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2012
2.000% due 07/01/2014	2,000	2,043
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2012
5.000% due 08/01/2018	500	593
Los Angeles Department of Airports, California Revenue Notes, Series 2009
5.000% due 05/15/2013	250	251
Los Angeles Department of Airports, California Revenue Notes, Series 2010
3.000% due 05/15/2013	690	692
Los Angeles Department of Water & Power, California Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2013	500	506
Los Angeles Department of Water & Power, California Revenue Notes, Series 2012
5.000% due 01/01/2016	11,500	12,793
Los Angeles Harbor Department, California Revenue Bonds, Series 2009
5.000% due 08/01/2019	900	1,102
Los Angeles Municipal Improvement Corp. California Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2013	1,000	1,014
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2012
4.000% due 10/01/2015	2,000	2,153
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2003
4.750% due 01/01/2028	4,000	4,045
Los Angeles Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2016	200	228
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	5,045	5,278
Los Rios Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2014	100	105
M-S-R Public Power Agency, California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 07/01/2014	1,090	1,145
Menlo Park City School District, California General Obligation Notes, Series 2010
0.000% due 07/01/2013	150	150
Metropolitan Water District of Southern California Revenue Bonds, Series 2011
0.270% due 07/01/2036	1,500	1,500
Mission Viejo Community Development Financing Authority, California Revenue Notes, Series 2009
5.000% due 05/01/2013	530	532
Modesto Irrigation District, California Revenue Notes, Series 2012
5.000% due 07/01/2016	250	283
5.000% due 07/01/2017	200	233
5.000% due 07/01/2018	250	297
Monterey County, California Certificates of Participation Notes, (AGM Insured), Series 2009
4.000% due 08/01/2013	1,455	1,472
Mount San Antonio Community College District, California General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,935	1,909
Northern California Power Agency Revenue Notes, Series 2009
5.000% due 07/01/2014	420	443

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Northern California Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	$2,850	$2,861
Norwalk-La Mirada Unified School District, California General Obligation Notes, (AGM Insured), Series 2009
4.000% due 08/01/2013	880	891
Oak Grove School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.250% due 08/01/2013	50	51
Oakland-Alameda County, California Coliseum Authority Revenue Notes, Series 2012
5.000% due 02/01/2016	1,750	1,931
Ohlone Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	163
4.000% due 08/01/2016	200	223
Ohlone Community College District, California General Obligation Notes, Series 2011
3.000% due 08/01/2013	925	933
Orange County, California Public Financing Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 07/01/2014	250	263
Orange County, California Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 06/01/2013	720	725
Orange County, California Transportation Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 08/15/2013	100	101
Pasadena Unified School District, California General Obligation Notes, Series 2012
4.000% due 05/01/2015	300	322
Pittsburg Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2002
5.250% due 08/01/2013	100	101
Pleasanton Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 08/01/2015	150	163
Pleasanton Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2004
5.375% due 08/01/2013	125	127
Riverside, California Electric Revenue Bonds, (NPFGC Insured), Series 2004
5.000% due 10/01/2014	500	531
Riverside, California Electric Revenue Notes, Series 2009
5.000% due 10/01/2013	2,000	2,043
Sacramento County, California Airport System Revenue Notes, Series 2009
5.000% due 07/01/2013	500	506
Sacramento County, California Airport System Revenue Notes, Series 2010
2.000% due 07/01/2013	300	301
3.000% due 07/01/2016	995	1,054
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
3.000% due 08/01/2013	300	303
Sacramento County, California Water Financing Authority Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 06/01/2014	1,000	1,048
Sacramento Municipal Utility District, California Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 11/15/2013	1,375	1,414
Sacramento Unified School District, California General Obligation Notes, Series 2012
4.000% due 07/01/2015	1,215	1,303
San Bernardino County, California Certificates of Participation Notes, Series 2009
5.000% due 08/01/2013	1,000	1,009

46	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	$150	$151
3.000% due 07/01/2014	400	412
3.000% due 07/01/2015	600	626
4.000% due 07/01/2014	700	730
San Diego County, California Water Authority Certificates of Participation Notes, (NPFGC/FGIC Insured), Series 2005
5.250% due 05/01/2013	675	678
San Diego Public Facilities Financing Authority Water, California Revenue Notes, Series 2012
5.000% due 08/01/2016	1,000	1,146
San Francisco Unified School District, California General Obligation Notes, Series 2010
4.000% due 06/15/2013	1,300	1,310
San Francisco, California City & County Airports Commission, San Francisco International Airport Revenue Notes, Series 2010
3.000% due 05/01/2016	300	321
San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008
0.140% due 04/01/2030	740	740
San Francisco, California City & County General Obligation Notes, Series 2009
5.000% due 06/15/2017	2,305	2,704
San Francisco, California City & County General Obligation Notes, Series 2011
5.000% due 06/15/2016	5,000	5,689
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	475	481
San Francisco, California State Building Authority Revenue Notes, (NPFGC/FGIC Insured), Series 2005
5.000% due 12/01/2015	1,800	1,994
San Jose Evergreen Community College District, California General Obligation Notes, Series 2012
3.000% due 08/01/2013	1,500	1,514
San Jose Redevelopment Agency, California Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 08/01/2014	1,225	1,253
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	284
San Mateo Joint Powers Financing Authority, California Revenue Notes, Series 2008
5.000% due 07/15/2014	150	159
San Rafael Redevelopment Agency, California Tax Allocation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2013	965	990
Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	196
Santa Clara Valley Transportation Authority, California Revenue Bonds, Series 2008
0.100% due 04/01/2036	705	705
Santa Clara Valley Water District, California Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	169

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santa Clara Valley Water District, California Certificates of Participation Notes, Series 2012
5.000% due 02/01/2017	$2,000	$2,330
Santa Margarita-Dana Point Authority, California Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2015	225	239
Santa Monica Community College District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2007
0.000% due 08/01/2013	225	225
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2016	2,160	2,225
South Orange County, California Public Financing Authority Special Tax Bonds, (NPFGC Insured), Series 2003
5.000% due 09/01/2013	125	127
South San Francisco Unified School District, California Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 09/15/2014	250	267
Southern California Public Power Authority Revenue Bonds, Series 1989
6.750% due 07/01/2013	2,700	2,742
Southern California Public Power Authority Revenue Notes, Series 2010
4.000% due 07/01/2014	750	784
4.000% due 07/01/2015	1,165	1,257
5.000% due 07/01/2014	700	740
Southern California Public Power Authority Revenue Notes, Series 2011
4.000% due 07/01/2015	1,000	1,079
Southern California Public Power Authority Revenue Notes, Series 2012
5.000% due 07/01/2016	1,150	1,310
St. Helena Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	490	521
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2033	2,500	2,539
University of California Revenue Bonds, (NPFGC Insured), Series 2007
0.804% due 05/15/2030	1,000	871
University of California Revenue Notes, (AGM Insured), Series 2007
5.000% due 05/15/2015	45	49
5.000% due 05/15/2016	810	895
University of California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 05/15/2014	270	285
University of California Revenue Notes, Series 2008
4.000% due 05/15/2013	100	100
5.000% due 05/15/2016	215	244
University of California Revenue Notes, Series 2009
5.000% due 05/15/2013	265	266
University of California Revenue Notes, Series 2010
2.000% due 05/15/2013	500	501
3.000% due 05/15/2014	500	515
5.000% due 05/15/2016	1,000	1,135

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
University of California Revenue Notes, Series 2013
5.000% due 05/15/2017	$1,000	$1,174
West Basin Municipal Water District, California Revenue Notes, Series 2012
4.000% due 08/01/2015	500	540
Western Placer Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2009
3.000% due 08/01/2013	350	353

		212,158

NEW YORK 0.3%
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 05/01/2015	700	762

PENNSYLVANIA 0.4%
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/01/2013	885	898

PUERTO RICO 0.3%
Puerto Rico Electric Power Authority Revenue Notes, Series 2010
5.000% due 07/01/2013	550	555

U.S. VIRGIN ISLANDS 0.2%
U.S. Virgin Islands Public Finance Authority Revenue Notes, Series 2010
4.000% due 10/01/2013	400	406

Total Municipal Bonds & Notes (Cost $212,815)		214,779

SHORT-TERM INSTRUMENTS 6.2%

SHORT-TERM NOTES 0.2%
Fontana Unified School District, California General Obligation Notes, Series 2012
2.000% due 08/01/2013	500	503

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 6.0%
PIMCO Short-Term Floating NAV Portfolio	1,349,409	13,504

Total Short-Term Instruments (Cost $14,005)		14,007

Total Investments 102.1% (Cost $226,820)		$228,786

Other Assets and Liabilities (Net) (2.1%)		(4,804)

Net Assets 100.0%		$223,982

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Affiliated to the Fund.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	47

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)

March 31, 2013

(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Municipal Bonds & Notes
California	$0	$212,158	$0	$212,158
New York	0	762	0	762
Pennsylvania	0	898	0	898
Puerto Rico	0	555	0	555
U.S. Virgin Islands	0	406	0	406
Short-Term Instruments
Short-Term Notes	0	503	0	503
Central Funds Used for Cash Management Purposes	13,504	0	0	13,504
	$13,504	$215,282	$0	$228,786

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

(d)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(65)	$(65)

Net Change in Unrealized Appreciation on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$57	$57

(1)	See note 6 in the Notes to Financial Statements for additional information.

48	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO High Yield Municipal Bond Fund

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 93.7%

ALABAMA 3.2%
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2005
5.000% due 11/15/2030	$2,000	$2,092
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	259
5.250% due 03/01/2036	500	513
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2011
5.375% due 12/01/2035	9,800	10,838

		13,702

ALASKA 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036^	1,400	630

ARIZONA 3.7%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	3,750	3,679
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	5,000	5,349
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,404
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,600	1,605
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	1,004
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	1,850	1,851
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2009
4.950% due 10/01/2020	750	854

		15,746

ARKANSAS 0.4%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	1,519

CALIFORNIA 9.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,776
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	652
7.000% due 10/01/2039	500	501
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,203
7.750% due 04/01/2031	950	1,120
California Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	1,097
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	586

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2037	$5,500	$5,960
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	320	348
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.250% due 11/15/2048	1,190	1,308
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2025	790	844
5.000% due 09/01/2026	1,225	1,299
5.000% due 09/01/2030	1,000	1,046
5.000% due 09/01/2034	1,800	1,856
5.000% due 09/01/2038	625	638
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,196
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	2,860	2,748
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2042	2,000	2,207
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	3,240	4,413
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2039	5,445	1,550
Rancho Cordova Community Facilities District, California Special Tax Bonds, Series 2012
5.000% due 09/01/2027	860	895
5.000% due 09/01/2032	1,250	1,287
5.000% due 09/01/2037	1,250	1,258
Successor Agency to the San Francisco, California City & County Redevelopment Agency Special Tax Bonds, Series 2013
5.000% due 08/01/2033	1,335	1,419
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	525
Windsor Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2035	2,130	737

		38,469

COLORADO 2.7%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037	755	735
5.750% due 05/15/2037	805	593
Colorado Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	1,975	1,933
5.900% due 08/01/2037	1,000	1,011
Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,072
Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	406
5.450% due 12/01/2034	1,000	758
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	399
Madre Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	703

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	$2,205	$2,780
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	867

		11,257

CONNECTICUT 0.9%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,500	2,679
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	956	1,065

		3,744

DELAWARE 0.6%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
4.625% due 09/01/2032	1,650	1,737
5.000% due 09/01/2042	675	721

		2,458

FLORIDA 3.8%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,218
8.000% due 10/01/2046	1,250	1,509
Beacon Lakes Community Development District, Florida Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	395	400
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	256
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	300	348
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	1,058
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	970
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	1,500	1,500
Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,519
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2012
5.500% due 11/15/2042	3,000	3,334
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,780	1,616
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,695
University Square Community Development District, Florida Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	770	788

		16,211

GEORGIA 0.7%
DeKalb County Hospital Authority, Georgia Revenue Bonds, Series 2010
6.125% due 09/01/2040	1,000	1,167

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	49

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2006
5.125% due 07/01/2042	$250	$244
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,530	1,528

		2,939

HAWAII 0.3%
Hawaii State Department of Budget & Finance Revenue Bonds, Series 2012
5.250% due 11/15/2037	1,000	1,078

IDAHO 0.3%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,200	1,205

ILLINOIS 2.7%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	1,011
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,444
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,991
Illinois Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	806
Illinois Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,215	1,163
6.000% due 03/01/2037^	1,775	603
6.100% due 12/01/2041	675	613
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035^	1,000	20
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	529
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	2,000	2,428
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	1,028

		11,636

INDIANA 3.6%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	392
Indiana Finance Authority Revenue Bonds, Series 2012
5.000% due 06/01/2039	5,000	5,313
Indiana Municipal Power Agency Revenue Bonds, Series 2009
5.750% due 01/01/2034	1,000	1,033
6.000% due 01/01/2039	1,000	1,168
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,804
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,750	1,829
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	2,100	2,723

		15,362

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IOWA 0.8%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	$1,000	$1,085
Iowa Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	778
5.500% due 11/15/2037	1,650	1,322

		3,185

KANSAS 0.1%
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	235
Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	155	106

		341

KENTUCKY 0.1%
Ohio County, Kentucky Revenue Bonds, Series 2010
6.000% due 07/15/2031	500	500

LOUISIANA 1.1%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,210
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	2,250	2,698
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	583

		4,491

MAINE 1.2%
Finance Authority of Maine Revenue Bonds, Series 2005
6.250% due 01/01/2025	5,000	5,190

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	250	279
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	400	389
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	300

		968

MASSACHUSETTS 0.9%
Massachusetts Development Finance Agency Revenue Bonds, Series 2007
6.750% due 10/15/2037	1,250	1,318
Massachusetts Development Finance Agency Revenue Bonds, Series 2012
5.250% due 07/01/2042	1,200	1,316
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	1,190	1,334

		3,968

MICHIGAN 2.4%
Detroit, Michigan General Obligation Bonds, Series 2010
5.250% due 11/01/2035	1,000	1,080

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	$445	$345
East Lansing Economic Development Corp. Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	735	735
Global Preparatory Academy, Michigan Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	201
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	1,048
Meridian Economic Development Corp. Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	860	860
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037	1,000	719
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008
7.000% due 10/01/2036 (g)	225	226
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	1,050
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	627
Wayne County, Michigan Airport Authority Revenue Bonds, Series 2012
5.000% due 12/01/2042	3,000	3,274

		10,165

MINNESOTA 0.8%
Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	393
Faribault, Minnesota Revenue Bonds, Series 2010
6.750% due 05/01/2036	640	695
Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	661
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,128
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	508

		3,385

MISSOURI 0.7%
Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037^	750	157
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	266
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	198
5.550% due 10/01/2036	45	35
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,571
Kansas City, Missouri Tax Allocation Notes, Series 2011
5.000% due 06/01/2021	170	177
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	265

50	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	$500	$504

		3,173

MONTANA 0.2%
Hardin, Montana Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (b)	830	684

NEW JERSEY 3.5%
New Jersey Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	60
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	4,200	3,737
5.000% due 06/01/2041	12,230	11,067

		14,864

NEW MEXICO 0.1%
Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	559

NEW YORK 6.6%
Brooklyn Arena Local Development Corp. New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	4,193
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	152
Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,827
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	272
6.700% due 01/01/2043	1,500	1,002
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031^	150	173
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	10,000	11,710
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	590
Niagara Area Development Corp. New York Revenue Bonds, Series 2012
5.250% due 11/01/2042	3,000	3,093
Tompkins County, New York Development Corp. Revenue Bonds, Series 2013
5.000% due 07/01/2038	1,060	1,122

		28,134

NORTH CAROLINA 1.0%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	150
Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	60
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	51
North Carolina Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	1,028

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	$750	$814
6.000% due 04/01/2038	500	525
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	611
Northern Hospital District of Surry County, North Carolina Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	865

		4,104

OHIO 10.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	17,250	15,538
6.500% due 06/01/2047	12,975	12,661
Butler County, Ohio Revenue Bonds, Series 2010
5.500% due 11/01/2040	500	553
Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,466
JobsOhio Beverage System Revenue Bonds, Series 2013
5.000% due 01/01/2038	5,000	5,553
Ohio Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,586

		43,357

OREGON 0.1%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	220

PENNSYLVANIA 3.9%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	838
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	542
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	531
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,283
Harrisburg Authority, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036^	500	364
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	268
6.375% due 07/01/2030	1,000	1,072
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	576
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	446
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2030	1,000	1,118
5.000% due 10/01/2035	700	769
5.000% due 10/01/2044	2,000	2,180
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042	2,000	2,200

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	$1,495	$1,669
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	530	544

		16,400

RHODE ISLAND 1.5%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	25	25
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	6,000	6,190

		6,215

SOUTH CAROLINA 0.7%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,961
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2012
0.000% due 11/15/2047	611	12
6.000% due 11/15/2042	1,426	927

		2,900

TENNESSEE 0.4%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,123
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	584
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037^	41	1

		1,708

TEXAS 18.4%
Brazos River Authority, Texas Revenue Bonds, Series 2001
8.250% due 05/01/2033	1,300	117
Brazos River Authority, Texas Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	37
Brazos River Authority, Texas Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	127
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,162
Clifton Higher Education Finance Corp. Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	571
Clifton Higher Education Finance Corp. Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,133
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2035	2,000	2,208
Guadalupe-Blanco River Authority Industrial Development Corp. Texas Revenue Notes, Series 2008
5.625% due 10/01/2017	775	868
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	10,000	10,264

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	51

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 11/15/2037	$5,000	$5,560
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	1,001
Houston Higher Education Finance Corp. Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	450	566
Houston, Texas Airport System Revenue Bonds, Series 1997
6.125% due 07/15/2027	1,545	1,551
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	7,215	7,241
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	3,940
Love Field Airport Modernization Corp. Texas Revenue Bonds, Series 2010
5.250% due 11/01/2040	500	545
Lubbock Health Facilities Development Corp. Texas Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	274
Lufkin Health Facilities Development Corp. Texas Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	773
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	170
5.750% due 01/01/2033	350	388
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,281
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,131
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	577
Red River Health Facilities Development Corp. Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,010
5.500% due 01/01/2032	500	522
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,105
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,650	1,941
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,600	2,071
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	3,835	4,189
5.000% due 12/15/2028	5,000	5,411
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2010
7.000% due 06/30/2040	4,810	5,803

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2007
5.375% due 02/15/2037	$5,115	$5,335
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2025	10,990	7,086
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,198

		78,156

UTAH 1.2%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	503
5.700% due 11/15/2036	1,000	1,004
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,592
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	668
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	442

		5,209

VERMONT 0.5%
Vermont Economic Development Authority Revenue Bonds, Series 2013
4.750% due 04/01/2036 (a)	2,000	2,001

VIRGINIA 3.8%
Chesapeake, Virginia Chesapeake Expressway Toll Road Revenue Bonds, Series 2012
0.000% due 07/15/2032 (b)	1,500	938
0.000% due 07/15/2040 (b)	2,600	1,599
Chesterfield County, Virginia Economic Development Authority Revenue Bonds, Series 2012
5.000% due 01/01/2032	2,000	2,047
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	570	313
Lewistown Commerce Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,250	525
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	993	1,070
Virginia Small Business Financing Authority Revenue Bonds, Series 2012
5.500% due 01/01/2042	8,750	9,419

		15,911

WASHINGTON 0.3%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,081

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	$250	$317

		1,398

WEST VIRGINIA 0.1%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	500	640

WISCONSIN 0.8%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037^	1,250	450
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	260
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,112
6.625% due 02/15/2032	1,450	1,531

		3,353

Total Municipal Bonds & Notes (Cost $375,580)		397,135

SHORT-TERM INSTRUMENTS 4.9%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 04/01/2013	209	209

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $215. Repurchase proceeds are $209.)

U.S. TREASURY BILLS 0.2%
0.135% due 01/09/2014 (e)	710	710

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 4.7%
PIMCO Short-Term Floating NAV Portfolio	1,999,146	20,005

Total Short-Term Instruments (Cost $20,922)		20,924

Total Investments 98.6% (Cost $396,502)		$418,059

Other Assets and Liabilities (Net) 1.4%		5,868

Net Assets 100.0%		$423,927

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security becomes interest bearing at a future date.
(c)	Affiliated to the Fund.

52	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(d)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Cash of $1,255 has been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$	16,100	$926	$(183)

(e)	Securities with an aggregate market value of $710 have been pledged as collateral for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(f)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007	GST	1.500%	06/20/2018	5.936%	$	5,000	$(703)	$0	$(703)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$	5,500	$(5)	$126	$(131)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016		10,900	(11)	268	(279)

							$(16)	$394	$(410)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Restricted securities as of March 31, 2013:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	07/30/2008	$225	$226	0.05%

(h)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$13,702	$0	$13,702
Alaska	0	630	0	630
Arizona	0	15,746	0	15,746
Arkansas	0	1,519	0	1,519
California	0	38,469	0	38,469
Colorado	0	11,257	0	11,257
Connecticut	0	3,744	0	3,744

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Delaware	$0	$2,458	$0	$2,458
Florida	0	16,211	0	16,211
Georgia	0	2,939	0	2,939
Hawaii	0	1,078	0	1,078
Idaho	0	1,205	0	1,205
Illinois	0	11,636	0	11,636
Indiana	0	15,362	0	15,362
Iowa	0	3,185	0	3,185
Kansas	0	341	0	341

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	53

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Kentucky	$0	$500	$0	$500
Louisiana	0	4,491	0	4,491
Maine	0	5,190	0	5,190
Maryland	0	968	0	968
Massachusetts	0	3,968	0	3,968
Michigan	0	10,165	0	10,165
Minnesota	0	3,385	0	3,385
Missouri	0	3,173	0	3,173
Montana	0	684	0	684
New Jersey	0	14,864	0	14,864
New Mexico	0	559	0	559
New York	0	28,134	0	28,134
North Carolina	0	4,104	0	4,104
Ohio	0	43,357	0	43,357
Oregon	0	220	0	220
Pennsylvania	0	16,400	0	16,400
Rhode Island	0	6,215	0	6,215
South Carolina	0	2,900	0	2,900
Tennessee	0	1,708	0	1,708
Texas	0	78,156	0	78,156

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Utah	$0	$5,209	$0	$5,209
Vermont	0	2,001	0	2,001
Virginia	0	15,911	0	15,911
Washington	0	1,398	0	1,398
West Virginia	0	640	0	640
Wisconsin	0	3,353	0	3,353
Short-Term Instruments
Repurchase Agreements	0	209	0	209
U.S. Treasury Bills	0	710	0	710
Central Funds Used for Cash Management Purposes	20,005	0	0	20,005
	$20,005	$398,054	$0	$418,059

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,113)	0	(1,113)
Interest Rate Contracts	0	(183)	0	(183)
	$0	$(1,296)	$0	$(1,296)

Totals	$20,005	$396,758	$0	$416,763

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

(i)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$67	$67
Unrealized depreciation on OTC swap agreements	0	1,113	0	0	0	1,113

	$0	$1,113	$0	$0	$67	$1,180

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(1,500)	$(1,500)
Net realized gain (loss) on swaps	0	(90)	0	0	340	250

	$0	$(90)	$0	$0	$(1,160)	$(1,250)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$205	$205
Net change in unrealized (depreciation) on swaps	0	(458)	0	0	(182)	(640)

	$0	$(458)	$0	$0	$23	$(435)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative (depreciation) of $(183) as reported in the Notes to Schedule of Investments.

54	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(j)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CBK	$(5)	$0	$(5)
GST	(703)	709	6
JPM	(11)	0	(11)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	55

Schedule of Investments PIMCO Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 96.6%

ALABAMA 0.9%
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2005
5.000% due 11/15/2030	$3,000	$3,138
Jefferson County, Alabama Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,277

		6,415

ARIZONA 0.4%
Arizona Transportation Board Revenue Bonds, Series 2011
5.250% due 07/01/2024	2,000	2,417

CALIFORNIA 14.7%
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	5,495	5,913
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,184
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	2,000	2,193
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2012
5.000% due 04/01/2042	825	881
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2033	7,000	7,640
5.000% due 04/01/2034	10,000	10,883
5.000% due 04/01/2037	9,000	9,752
California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 11/15/2043	8,000	8,393
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.250% due 11/15/2048	6,300	6,927
Culver Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	638
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2005
5.000% due 06/01/2045	13,750	14,347
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,689
Los Angeles Department of Airports, California Revenue Bonds, Series 2012
5.000% due 05/15/2025	1,400	1,694
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	3,815	5,196
7.000% due 11/01/2034	1,000	1,400
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,481
5.125% due 05/01/2030	1,500	1,656
5.125% due 05/01/2031	1,500	1,645
Poway Unified School District, California Special Tax Bonds, Series 2005
4.700% due 09/01/2016	930	966
4.800% due 09/01/2017	870	903
San Jose Unified School District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2027	405	485

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 07/01/2018	$2,385	$2,173
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	4,559
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2016	1,500	1,523
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2042	1,000	1,110

		102,231

COLORADO 2.3%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,518
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	1,057
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,930	13,492

		16,067

CONNECTICUT 1.1%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,159
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	5,000	5,359

		7,518

FLORIDA 3.9%
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	6,900	8,083
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	8,299
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	853
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	3,000	3,239
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2031	5,000	5,749
Tampa, Florida Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	530	577

		26,800

GEORGIA 4.9%
Atlanta, Georgia Airport Revenue Bonds, Series 2012
5.000% due 01/01/2042	14,515	15,974
DeKalb County, Georgia Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	16,973
Medical Center Hospital Authority, Georgia Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	695	771
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	560	629

		34,347

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 2.1%
Chicago, Illinois O’Hare International Airport Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 01/01/2023	$5,000	$5,541
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	150	185
Illinois Finance Authority Revenue Bonds, Series 2009
5.750% due 07/01/2033	1,800	2,141
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	529
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	2,400	2,571
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2017	1,000	1,170
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019	2,945	2,532

		14,669

INDIANA 1.1%
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,686
Indiana Finance Authority Revenue Bonds, Series 2012
5.000% due 06/01/2039	5,000	5,313
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 1992
6.750% due 02/01/2014	240	252
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	588

		7,839

KANSAS 2.3%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	572
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	5,000	5,719
Kansas State Department of Transportation Revenue Bonds, Series 2012
5.000% due 09/01/2024	7,500	9,284
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	592

		16,167

LOUISIANA 0.8%
St. Tammany Parish, Louisiana Revenue Notes, Series 2010
5.000% due 08/01/2016	615	686
5.000% due 08/01/2018	505	578
Tobacco Settlement Financing Corp. Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	4,030	4,086

		5,350

MARYLAND 0.7%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2039	2,000	2,261

56	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043 (a)	$2,500	$2,712

		4,973

MASSACHUSETTS 1.2%
Commonwealth of Massachusetts Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 01/01/2016	250	267
Massachusetts College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	3,910	4,685
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	3,025	3,554

		8,506

MICHIGAN 0.2%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,315	1,234

MINNESOTA 0.5%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2012
5.000% due 01/01/2029	1,250	1,439
5.000% due 01/01/2030	1,000	1,145
5.000% due 01/01/2031	750	857

		3,441

MISSOURI 1.0%
Kansas City, Missouri General Obligation Bonds, Series 2012
5.000% due 02/01/2023	1,555	1,905
Metropolitan St Louis Sewer District, Missouri Revenue Bonds, Series 2012
5.000% due 05/01/2023	1,325	1,646
Missouri Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,112
Missouri Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2015	540	574
Missouri Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	105	105
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 05/15/2017	100	110
Strother Interchange Transportation Development District, Missouri Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	498

		6,950

NEBRASKA 2.7%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	17,000	18,977

		18,977

NEW HAMPSHIRE 0.3%
New Hampshire Health & Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2015	1,000	1,078
5.000% due 07/01/2017	1,075	1,206

		2,284

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 6.1%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	$2,500	$2,500
6.500% due 04/01/2018	535	594
6.500% due 04/01/2031	500	603
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,500	1,742
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.250% due 07/01/2035	3,500	4,075
New Jersey State Turnpike Authority Revenue Bonds, Series 2013
5.000% due 01/01/2043 (a)	30,000	32,807

		42,321

NEW MEXICO 0.4%
New Mexico Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	2,845	3,042

NEW YORK 19.0%
Brooklyn Arena Local Development Corp. New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,990
Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2006
5.000% due 02/15/2047	2,500	2,645
Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	9,000	10,048
5.750% due 02/15/2047	16,195	18,875
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2030	6,250	7,147
Monroe County Industrial Development Corp. New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/15/2017	800	926
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	5,060
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,000	2,393
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,387
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2012
5.000% due 06/15/2045	17,000	18,777
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
5.000% due 06/15/2034	3,000	3,455
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	6,984
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2013
5.000% due 08/01/2042	2,000	2,280
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,574
5.000% due 11/15/2044	2,000	2,200
5.750% due 11/15/2051	15,000	17,564
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2025	2,500	3,004
5.000% due 02/15/2037	1,000	1,127

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 02/15/2040	$3,500	$3,908
5.000% due 03/15/2042	5,000	5,580
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2029	4,000	4,723

		132,647

NORTH CAROLINA 3.0%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,440
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2035	7,500	8,577
5.000% due 06/01/2036	2,500	2,684
5.000% due 10/01/2038	2,000	2,187
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	2,113

		21,001

OHIO 5.2%
Franklin County, Ohio Revenue Bonds, Series 2013
5.000% due 05/15/2028 (a)	7,205	8,365
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	8,675	9,191
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	6,245	6,925
JobsOhio Beverage System Revenue Bonds, Series 2013
5.000% due 01/01/2038	6,500	7,219
University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2023	3,665	4,428

		36,128

OREGON 0.5%
Portland, Oregon Tax Allocation Bonds, Series 2011
4.750% due 06/15/2028	650	685
5.000% due 06/15/2029	1,000	1,075
5.000% due 06/15/2030	1,000	1,070
5.000% due 06/15/2031	500	533

		3,363

PENNSYLVANIA 4.2%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	625	639
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	2,800	2,853
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	6,000	6,510
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2008
4.000% due 10/01/2023	1,000	1,081
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2015	765	787
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	1,074
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042	3,000	3,300

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	57

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Philadelphia, Pennsylvania Water & Sewer Revenue Bonds, Series 2011
5.000% due 01/01/2041	$5,000	$5,515
Philadelphia, Pennsylvania Water & Sewer Revenue Bonds, Series 2012
5.000% due 11/01/2028	5,900	6,812
Wilkes-Barre Finance Authority, Pennsylvania Revenue Notes, Series 2010
4.000% due 11/01/2015	560	598

		29,169

RHODE ISLAND 0.3%
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,175	2,244

SOUTH CAROLINA 0.4%
Greenville County, South Carolina School District Revenue Bonds, (AGM Insured), Series 2006
5.000% due 12/01/2020	2,395	2,751
Piedmont Municipal Power Agency, South Carolina Revenue Notes, Series 2009
5.000% due 01/01/2015	250	267

		3,018

TENNESSEE 2.2%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,531
5.000% due 02/01/2024	1,400	1,581
5.000% due 02/01/2027	8,000	8,960

		15,072

TEXAS 11.0%
Alliance Airport Authority, Texas Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,071
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2030	6,000	6,743
5.000% due 11/01/2035	6,000	6,624
Fort Bend County, Texas Industrial Development Corp. Revenue Bonds, Series 2012
4.750% due 05/01/2038	2,000	2,054
4.750% due 11/01/2042	15,000	15,254
Godley Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,432
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.140% due 09/01/2031	1,200	1,200
Houston Higher Education Finance Corp. Texas Revenue Bonds, Series 2011
5.875% due 05/15/2021	250	292

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	$1,000	$1,003
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	904
Lower Colorado River Authority, Texas Revenue Bonds, Series 2012
5.000% due 05/15/2033	250	279
North Texas Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	895	1,011
Southwest Higher Education Authority Inc, Texas Revenue Bonds, Series 2013
5.000% due 10/01/2029 (a)	1,000	1,181
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,770
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,518
5.250% due 12/15/2022	3,825	4,499
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
5.625% due 12/15/2017	2,205	2,456
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	5,400	5,898
5.000% due 12/15/2031	5,000	5,316
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2010
7.000% due 06/30/2040	3,000	3,619
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2025	9,000	5,803
Texas Water Development Board Revenue Bonds, Series 2007
0.150% due 07/15/2019	2,205	2,205
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	1,400	1,592

		76,724

UTAH 0.7%
Murray, Utah Revenue Bonds, Series 2005
0.130% due 05/15/2037	4,920	4,920

VIRGINIA 1.4%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2040	6,490	7,260
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,156

		9,416

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 0.8%
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	$4,220	$4,310
Yakima County, Washington School District No. 28 West Valley General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2023	1,220	1,342

		5,652

WISCONSIN 0.3%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2032	580	612
Wisconsin Housing & Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.350% due 11/01/2022	700	701
Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	755	760

		2,073

Total Municipal Bonds & Notes (Cost $637,733)		672,975

SHORT-TERM INSTRUMENTS 6.3%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/01/2013	580	580

(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $595. Repurchase proceeds are $580.)

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.101% due 04/15/2013 (c)(d)	326	326

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 6.2%
PIMCO Short-Term Floating NAV Portfolio	4,298,155	43,012

Total Short-Term Instruments (Cost $43,914)		43,918

Total Investments 102.9% (Cost $681,647)		$716,893

Other Assets and Liabilities (Net) (2.9%)		(20,258)

Net Assets 100.0%		$696,635

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Affiliated to the Fund.

58	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(c)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $36 and cash of $1,814 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$	23,800	$1,369	$(270)

(d)	Securities with an aggregate market value of $290 have been pledged as collateral for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(e)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	GST	0.650%	06/20/2018	1.625%	$	5,000	$(222)	$0	$(222)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$	8,300	$(8)	$190	$(198)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016		16,300	(17)	400	(417)

							$(25)	$590	$(615)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Restricted securities as of March 31, 2013:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,400	$1,592	0.23%

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$6,415	$0	$6,415
Arizona	0	2,417	0	2,417
California	0	102,231	0	102,231
Colorado	0	16,067	0	16,067
Connecticut	0	7,518	0	7,518
Florida	0	26,800	0	26,800

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Georgia	$0	$34,347	$0	$34,347
Illinois	0	14,669	0	14,669
Indiana	0	7,839	0	7,839
Kansas	0	16,167	0	16,167
Louisiana	0	5,350	0	5,350
Maryland	0	4,973	0	4,973
Massachusetts	0	8,506	0	8,506
Michigan	0	1,234	0	1,234

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	59

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

March 31, 2013

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Minnesota	$0	$3,441	$0	$3,441
Missouri	0	6,950	0	6,950
Nebraska	0	18,977	0	18,977
New Hampshire	0	2,284	0	2,284
New Jersey	0	42,321	0	42,321
New Mexico	0	3,042	0	3,042
New York	0	132,647	0	132,647
North Carolina	0	21,001	0	21,001
Ohio	0	36,128	0	36,128
Oregon	0	3,363	0	3,363
Pennsylvania	0	29,169	0	29,169
Rhode Island	0	2,244	0	2,244
South Carolina	0	3,018	0	3,018
Tennessee	0	15,072	0	15,072
Texas	0	76,724	0	76,724
Utah	0	4,920	0	4,920
Virginia	0	9,416	0	9,416

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Washington	$0	$5,652	$0	$5,652
Wisconsin	0	2,073	0	2,073
Short-Term Instruments
Repurchase Agreements	0	580	0	580
U.S. Treasury Cash Management Bills	0	326	0	326
Central Funds Used for Cash Management Purposes	43,012	0	0	43,012
	$43,012	$673,881	$0	$716,893

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(837)	0	(837)
Interest Rate Contracts	0	(270)	0	(270)
	$0	$(1,107)	$0	$(1,107)

Totals	$43,012	$672,774	$0	$715,786

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

(h)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$99	$99
Unrealized depreciation on OTC swap agreements	0	837	0	0	0	837

	$0	$837	$0	$0	$99	$936

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(2,241)	$(2,241)
Net realized gain (loss) on swaps	0	(216)	0	0	502	286

	$0	$(216)	$0	$0	$(1,739)	$(1,955)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$322	$322
Net change in unrealized (depreciation) on swaps	0	(525)	0	0	(270)	(795)

	$0	$(525)	$0	$0	$52	$(473)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative (depreciation) of $(270) as reported in the Notes to Schedule of Investments.

(i)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CBK	$(8)	$0	$(8)
GST	(222)	290	68
JPM	(17)	0	(17)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

60	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 111.3%

ARIZONA 0.7%
Tucson, Arizona Revenue Bonds, Series 2012
5.000% due 07/01/2024	$100	$119

CALIFORNIA 9.8%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.820% due 04/01/2047	250	250
Bay Area Water Supply & Conservation Agency, California Revenue Bonds, Series 2013
5.000% due 10/01/2026	500	604
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2005
5.000% due 06/01/2045	250	261
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	100	110
Los Angeles Department of Water & Power, California Revenue Notes, Series 2009
5.000% due 07/01/2016	100	114
Los Angeles Wastewater System, California Revenue Bonds, Series 2012
5.000% due 06/01/2024	265	325

		1,664

COLORADO 2.5%
Colorado State Board of Governors Revenue Notes, Series 2010
5.000% due 03/01/2018	250	297
University of Colorado Revenue Bonds, Series 2011
5.000% due 06/01/2023	100	121

		418

FLORIDA 0.7%
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	100	123

		123

ILLINOIS 0.6%
Illinois State Revenue Notes, Series 2012
5.000% due 06/15/2014	100	106

INDIANA 0.7%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2010
5.000% due 01/15/2019	100	119

LOUISIANA 3.5%
Louisiana Stadium & Exposition District Revenue Bonds, Series 2013
5.000% due 07/01/2023	500	596

MASSACHUSETTS 2.1%
Commonwealth of Massachusetts General Obligation Bonds, Series 2011
5.000% due 10/01/2026	105	126
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	200	235

		361

MICHIGAN 0.7%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2019	100	123

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MINNESOTA 2.0%
Northern Municipal Power Agency, Minnesota Revenue Notes, (AGC Insured), Series 2008
5.000% due 01/01/2018	$100	$118
University of Minnesota Revenue Notes, Series 2009
5.000% due 12/01/2014	200	216

		334

MISSOURI 3.5%
Metropolitan St Louis Sewer District, Missouri Revenue Bonds, Series 2012
5.000% due 05/01/2023	375	466
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	100	121

		587

NEW HAMPSHIRE 0.7%
Merrimack County, New Hampshire General Obligation Bonds, Series 2012
5.000% due 12/01/2022	100	117

NEW JERSEY 9.2%
Monmouth County, New Jersey Improvement Authority Revenue Notes, Series 2008
4.000% due 12/01/2017	150	171
New Jersey Economic Development Authority Revenue Bonds, Series 2013
5.000% due 03/01/2024	500	592
New Jersey State Turnpike Authority Revenue Bonds, Series 2013
5.000% due 01/01/2031 (a)	700	788

		1,551

NEW YORK 11.9%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2030	100	114
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2012
1.350% due 01/01/2036	200	205
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2013
5.000% due 08/01/2026	600	719
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2023	100	124
New York State Environmental Facilities Corp. Revenue Notes, Series 2011
5.000% due 08/15/2020	350	438
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2032	170	194
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2021	190	216

		2,010

NORTH CAROLINA 5.6%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	200	232
North Carolina Municipal Power Agency No. 1 Revenue Notes, Series 2010
5.000% due 01/01/2016	160	178
North Carolina State Revenue Bonds, Series 2011
5.000% due 05/01/2026	150	180

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
University of North Carolina System Revenue Notes, (AGC Insured), Series 2008
5.000% due 10/01/2017	$300	$354

		944

OHIO 17.7%
Akron, Ohio General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2019	150	173
American Municipal Power, Inc. Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	240
Franklin County, Ohio Revenue Bonds, Series 2013
5.000% due 05/15/2030 (a)	2,005	2,306
Ohio State Revenue Bonds, Series 2012
5.000% due 12/15/2024	225	273

		2,992

OKLAHOMA 0.7%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	100	116

PENNSYLVANIA 7.8%
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	100	102
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 06/01/2023	500	602
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	525	613

		1,317

TEXAS 13.9%
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2018	100	120
Katy Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2020	100	123
North Central Texas Health Facility Development Corp. Revenue Bonds, Series 2012
5.000% due 08/15/2027	200	232
North Texas Tollway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2028	100	114
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	400	437
Texas State General Obligation Bonds, Series 2013
5.000% due 08/01/2027	1,105	1,338

		2,364

UTAH 4.1%
Intermountain Power Agency, Utah Revenue Notes, Series 2013
5.000% due 07/01/2022 (a)	600	703

VIRGINIA 8.3%
Virginia College Building Authority Revenue Bonds, Series 2009
5.000% due 09/01/2020	300	357
Virginia Public Building Authority Revenue Bonds, Series 2013
5.000% due 08/01/2025	580	716

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	61

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Virginia Resources Authority Revenue Bonds, Series 2012
5.000% due 11/01/2023	$100	$126
Virginia Resources Authority Revenue Notes, Series 2009
5.000% due 11/01/2017	175	208

		1,407

WASHINGTON 3.1%
Central Puget Sound Regional Transit Authority, Washington Revenue Notes, Series 2012
5.000% due 11/01/2021	100	125
Pierce County, Washington School District No. 10 Tacoma General Obligation Bonds, Series 2012
4.000% due 06/01/2020	100	116
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2008
5.250% due 04/01/2019	150	184
Washington State General Obligation Notes, (AMBAC Insured), Series 2005
5.000% due 01/01/2015	100	108

		533

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 1.5%
Wisconsin State General Obligation Notes, Series 2011
5.000% due 05/01/2020	$100	$123
Wisconsin State Revenue Bonds, Series 2012
5.000% due 06/01/2023	100	127

		250

Total Municipal Bonds & Notes (Cost $18,887)		18,854

SHORT-TERM INSTRUMENTS 5.4%

REPURCHASE AGREEMENTS 0.7%
State Street Bank and Trust Co.
0.010% due 04/01/2013	122	122

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $125. Repurchase proceeds are $122.)

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 4.7%
PIMCO Short-Term Floating NAV Portfolio	79,971	$800

Total Short-Term Instruments (Cost $922)		922

Total Investments 116.7% (Cost $19,809)		$19,776

Other Assets and Liabilities (Net) (16.7%)		(2,832)

Net Assets 100.0%		$16,944

Notes to Schedule of Investments (amounts in thousands):

(a)	When-issued security.
(b)	Affiliated to the Fund.
(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Municipal Bonds & Notes
Arizona	$0	$119	$0	$119
California	0	1,664	0	1,664
Colorado	0	418	0	418
Florida	0	123	0	123
Illinois	0	106	0	106
Indiana	0	119	0	119
Louisiana	0	596	0	596
Massachusetts	0	361	0	361
Michigan	0	123	0	123
Minnesota	0	334	0	334
Missouri	0	587	0	587
New Hampshire	0	117	0	117
New Jersey	0	1,551	0	1,551

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
New York	$0	$2,010	$0	$2,010
North Carolina	0	944	0	944
Ohio	0	2,992	0	2,992
Oklahoma	0	116	0	116
Pennsylvania	0	1,317	0	1,317
Texas	0	2,364	0	2,364
Utah	0	703	0	703
Virginia	0	1,407	0	1,407
Washington	0	533	0	533
Wisconsin	0	250	0	250
Short-Term Instruments
Repurchase Agreements	0	122	0	122
Central Funds Used for Cash Management Purposes	800	0	0	800
	$800	$18,976	$0	$19,776

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

62	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Bond Fund

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 95.2%

CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	$190	$206

NEW YORK 95.1%
Amherst Development Corp. New York Revenue Notes, (AGM Insured), Series 2010
4.000% due 10/01/2016	1,135	1,222
Babylon Industrial Development Agency, New York Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,102
Brooklyn Arena Local Development Corp. New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	899
Buffalo Fiscal Stability Authority, New York Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 09/01/2014	1,040	1,102
Build NYC Resource Corp. New York Revenue Bonds, Series 2012
5.000% due 08/01/2032	1,000	1,140
5.000% due 08/01/2042	2,000	2,208
East Rochester Housing Authority, New York Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	102
Erie County, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2004
5.750% due 05/01/2025	1,000	1,060
Hempstead Town Local Development Corp. New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,806
5.000% due 07/01/2041	1,500	1,619
Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	7,000	8,158
Long Island Power Authority, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,096
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,387
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,740
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,211
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,081
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,800
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,346
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2043 (a)	3,000	3,289
Monroe County Industrial Development Corp. New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	1,335	1,479
Nassau County, New York Interim Finance Authority Revenue Bonds, Series 2009
5.000% due 11/15/2020	2,000	2,432
New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,931

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	$1,000	$1,128
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,170
5.000% due 10/01/2019	2,300	2,707
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,200	2,632
New York City, New York Health & Hospital Corp. Revenue Notes, Series 2010
5.000% due 02/15/2019	1,000	1,200
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	611
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 01/01/2046	500	508
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	794
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	835	870
5.500% due 01/01/2016	1,000	1,105
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,202
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	4,081
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,952
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2013
5.000% due 08/01/2033	3,000	3,532
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,920	2,249
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,098
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 11/15/2044	75	82
5.750% due 11/15/2051	7,000	8,197
New York Local Government Assistance Corp. Revenue Bonds, Series 2008
5.000% due 04/01/2019	2,500	2,990
New York Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	558
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,125
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2007
5.000% due 02/15/2027	1,000	1,208
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,218
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	805
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,164

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 07/01/2026	$500	$534
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,128
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,880
5.000% due 07/01/2038	1,000	1,120
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,117
5.500% due 05/01/2037	400	448
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2035	500	558
5.500% due 07/01/2040	1,000	1,123
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	5,313
6.000% due 07/01/2040	500	590
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 02/15/2037	4,100	4,618
5.000% due 07/01/2042	5,500	6,183
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 05/01/2024	500	582
New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,852
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,196
New York State Dormitory Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	845	904
5.000% due 07/01/2016	1,000	1,126
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	2,000	2,100
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,604
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,679
New York State Housing Finance Agency Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,077
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2029	2,000	2,118
Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	490	500
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	3,021
Onondaga County, New York Revenue Notes, Series 2010
5.000% due 12/01/2019	250	301
Port Authority of New York & New Jersey Revenue Bonds, (AGM Insured), Series 2006
4.750% due 12/01/2026	3,000	3,245
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,132

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	63

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rensselaer Municipal Leasing Corp. New York Revenue Notes, Series 2009
5.000% due 06/01/2019	$1,000	$1,031
Sales Tax Asset Receivable Corp. New York Revenue Bonds, (NPFGC Insured), Series 2004
5.250% due 10/15/2018	1,000	1,076
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	340	365
St. Lawrence County, New York Industrial Development Agency Revenue Notes, Series 2009
4.000% due 10/01/2014	1,500	1,564
Tobacco Settlement Financing Corp. New York Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	1,008
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2022	600	681
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,860	2,262

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	$4,000	$4,745
Troy Capital Resource Corp. New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	5,000	5,455
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	3,079
TSASC, Inc. New York Revenue Bonds, Series 2006
5.000% due 06/01/2034	2,000	1,815

		163,526

Total Municipal Bonds & Notes (Cost $148,699)		163,732

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.4%

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 04/01/2013	$552	$552

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $566. Repurchase proceeds are $552.)

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 3.1%
PIMCO Short-Term Floating NAV Portfolio	539,834	5,402

Total Short-Term Instruments (Cost $5,954)		5,954

Total Investments 98.6% (Cost $154,653)		$169,686

Other Assets and Liabilities (Net) 1.4%		2,380

Net Assets 100.0%		$172,066

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Affiliated to the Fund.
(c)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Cash of $568 has been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$	7,000	$403	$(79)

(d)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$	2,600	$(2)	$60	$(62)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016		5,100	(6)	125	(131)

							$(8)	$185	$(193)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

64	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(e)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Municipal Bonds & Notes
California	$0	$206	$0	$206
New York	0	163,526	0	163,526
Short-Term Instruments
Repurchase Agreements	0	552	0	552
Central Funds Used for Cash Management Purposes	5,402	0	0	5,402
	$5,402	$164,284	$0	$169,686

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(193)	$0	$(193)
Interest Rate Contracts	0	(79)	0	(79)
	$0	$(272)	$0	$(272)

Totals	$5,402	$164,012	$0	$169,414

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

(f)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$29	$29
Unrealized depreciation on OTC swap agreements	0	193	0	0	0	193

	$0	$193	$0	$0	$29	$222

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(784)	$(784)
Net realized gain (loss) on swaps	0	(78)	0	0	148	70

	$0	$(78)	$0	$0	$(636)	$(714)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$116	$116
Net change in unrealized (depreciation) on swaps	0	(153)	0	0	(79)	(232)

	$0	$(153)	$0	$0	$37	$(116)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative (depreciation) of $(79) as reported in the Notes to Schedule of Investments.

(g)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CBK	$(3)	$0	$(3)
JPM	(5)	0	(5)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	65

Schedule of Investments PIMCO Short Duration Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 85.9%

ARIZONA 0.3%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2016	$1,105	$1,203

CALIFORNIA 16.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.820% due 04/01/2047	5,000	5,006
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.006% due 04/01/2045	2,500	2,525
California Educational Facilities Authority Revenue Notes, Series 2010
0.920% due 10/01/2015	865	869
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	750	791
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	1,095	1,178
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
0.000% due 10/01/2047 (a)	3,200	3,200
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2015	3,000	3,286
California State General Obligation Notes, Series 2007
5.000% due 11/01/2013	1,010	1,038
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	511
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 06/15/2013	1,150	1,161
Chula Vista, California Revenue Bonds, Series 2006
1.650% due 07/01/2018	6,000	6,090
Contra Costa Transportation Authority, California Revenue Bonds, Series 2012
0.506% due 03/01/2034	5,000	5,019
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	410	413
6.250% due 06/01/2033	2,015	2,035
Los Angeles Department of Water & Power, California Revenue Notes, Series 2012
5.000% due 01/01/2016	4,500	5,006
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	6,000	6,277
Morgan Hill Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	3,570
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	480	486
San Jose Evergreen Community College District, California General Obligation Notes, Series 2012
3.000% due 08/01/2013	1,500	1,514
San Mateo Joint Powers Financing Authority, California Revenue Notes, Series 2009
5.000% due 07/15/2013	1,000	1,014
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2014	1,000	1,021
3.000% due 09/01/2015	1,115	1,146

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
South Placer Wastewater Authority, California Revenue Notes, Series 2011
0.950% due 11/01/2014	$3,500	$3,517
University of California Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,135
University of California Revenue Notes, Series 2013
5.000% due 05/15/2017	2,000	2,348
Visalia Unified School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2013	1,765	1,786

		61,942

COLORADO 0.6%
Colorado Educational & Cultural Facilities Authority Revenue Notes, Series 2010
5.000% due 09/01/2013	2,145	2,182

CONNECTICUT 1.4%
Connecticut State Development Authority Revenue Bonds, Series 2011
1.250% due 09/01/2028	4,000	4,016
Connecticut State General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013	625	645
Connecticut State Health & Educational Facility Authority Revenue Notes, Series 2012
3.000% due 07/01/2017	500	535

		5,196

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Notes, Series 2011
3.000% due 04/01/2014	250	256

FLORIDA 4.2%
Citizens Property Insurance Corp. Florida Revenue Notes, Series 2010
1.870% due 06/01/2013	3,000	3,008
Citizens Property Insurance Corp. Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	5,000	5,616
Florida Municipal Power Agency Revenue Notes, Series 2011
2.125% due 04/01/2014	175	178
2.250% due 04/01/2013	250	250
3.000% due 10/01/2013	175	177
3.000% due 10/01/2014	125	130
Florida State Department of Transportation Revenue Notes, Series 2007
5.000% due 07/01/2013	1,000	1,011
JEA Electric System, Florida Revenue Notes, Series 2009
5.000% due 10/01/2013	1,500	1,535
Miami-Dade County, Florida General Obligation Notes, Series 2010
5.000% due 07/01/2014	1,000	1,057
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2013	1,000	1,024
Palm Beach County, Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	1,600	1,817

		15,803

GEORGIA 4.3%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.300% due 10/01/2032	1,500	1,527

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Burke County, Georgia Development Authority Revenue Bonds, Series 2008
1.400% due 11/01/2048	$4,000	$4,036
Burke County, Georgia Development Authority Revenue Bonds, Series 2012
1.750% due 12/01/2049	3,000	3,064
DeKalb County Hospital Authority, Georgia Revenue Notes, Series 2010
3.500% due 09/01/2013	35	35
4.000% due 09/01/2014	40	42
Floyd County, Georgia Development Authority Revenue Notes, Series 2012
0.850% due 07/01/2022	2,000	2,006
Monroe County, Georgia Development Authority Revenue Bonds, Series 2010
2.125% due 06/01/2049	3,000	3,007
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
3.000% due 01/01/2014	225	229
Private Colleges & Universities Authority, Georgia Revenue Notes, Series 2011
5.000% due 09/01/2016	2,040	2,333

		16,279

HAWAII 0.1%
Hawaii Pacific Health Revenue Notes, Series 2010
5.000% due 07/01/2014	475	499

ILLINOIS 3.9%
Chicago Board of Education, Illinois General Obligation Notes, (AGM Insured), Series 2006
5.000% due 12/01/2014	300	323
Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2011
3.000% due 01/01/2015	1,000	1,044
Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2017	1,000	1,172
5.000% due 11/01/2018	1,160	1,383
Illinois Finance Authority Revenue Bonds, Series 2010
2.125% due 03/01/2030	500	510
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,139
Illinois State Revenue Notes, Series 2012
5.000% due 06/15/2014	4,400	4,644
Illinois State Toll Highway Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 01/01/2014	500	517
Kane County, Illinois Community Unit School District No. 34 Geneva General Obligation Notes, (NPFGC/FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	988
Melrose Park Village, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	100	114
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
4.000% due 06/01/2013	2,250	2,263
University of Illinois Revenue Notes, Series 2010
4.000% due 04/01/2013	525	525

		14,622

INDIANA 0.3%
Indiana Finance Authority Revenue Notes, Series 2010
3.000% due 10/01/2013	640	647

66	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	$430	$435

		1,082

KANSAS 0.1%
Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	500	510

KENTUCKY 0.8%
Kentucky Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2013	500	506
Kentucky Turnpike Authority Revenue Notes, Series 2010
2.500% due 07/01/2013	1,075	1,081
Pikeville, Kentucky Revenue Notes, Series 2011
4.000% due 03/01/2014	1,220	1,253

		2,840

LOUISIANA 0.8%
Jefferson Parish Finance Authority, Louisiana Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	2,130	2,313
Louisiana Public Facilities Authority Revenue Notes, Series 2010
3.000% due 11/01/2013	840	846

		3,159

MAINE 0.4%
Maine Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	1,395	1,403

MARYLAND 1.1%
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2013
4.000% due 07/01/2016 (a)	490	540
5.000% due 07/01/2017 (a)	450	524
University System of Maryland Revenue Bonds, Series 2003
1.500% due 07/01/2023	3,000	3,006

		4,070

MASSACHUSETTS 2.6%
Commonwealth of Massachusetts General Obligation Notes, Series 2007
5.000% due 11/01/2015	1,980	2,215
Commonwealth of Massachusetts General Obligation Notes, Series 2013
0.480% due 02/01/2017	1,000	1,000
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.250% due 01/01/2025	250	259
Massachusetts Development Finance Agency Revenue Notes, Series 2012
2.000% due 10/01/2014	1,425	1,448
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2000
0.700% due 11/01/2030	2,100	2,100
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2005
0.130% due 07/01/2040	2,925	2,925

		9,947

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 3.5%
Hamilton Community School District, Michigan General Obligation Notes, (AGM/Q-SBLF Insured), Series 2005
5.000% due 05/01/2013	$650	$652
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	5,000	5,893
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	5,000	5,127
Michigan State Trunk Line Revenue Notes, Series 2012
5.000% due 11/15/2017	500	591
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	580	544
Royal Oak Hospital Finance Authority, Michigan Revenue Notes, Series 2009
4.000% due 08/01/2013	500	505

		13,312

MINNESOTA 0.9%
Minnesota Higher Education Facilities Authority Revenue Notes, Series 2010
3.000% due 10/01/2013	750	757
4.000% due 03/01/2014	210	216
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	2,150	2,481

		3,454

MISSOURI 0.3%
Missouri Development Finance Board Revenue Notes, Series 2012
4.000% due 12/01/2016	1,000	1,104

NEVADA 0.5%
Clark County, Nevada School District General Obligation Notes, (NPFGC/FGIC Insured), Series 2005
5.000% due 06/15/2013	250	252
Nevada State General Obligation Bonds, (AGM Insured), Series 2005
5.000% due 12/01/2016	1,400	1,540

		1,792

NEW HAMPSHIRE 0.3%
Merrimack County, New Hampshire General Obligation Notes, Series 2012
4.000% due 12/01/2016	1,020	1,111

NEW JERSEY 1.9%
New Jersey Building Authority Revenue Notes, Series 2011
5.000% due 06/15/2016	1,500	1,692
New Jersey Economic Development Authority Revenue Notes, (AGM Insured), Series 2008
5.000% due 03/01/2014	500	522
New Jersey Economic Development Authority Revenue Notes, Series 2010
4.000% due 06/01/2013	1,290	1,297
New Jersey Economic Development Authority Revenue Notes, Series 2012
5.000% due 06/15/2014	750	786
New Jersey State Turnpike Authority Revenue Notes, Series 2013
5.000% due 01/01/2017 (a)	525	606
5.000% due 01/01/2018 (a)	400	472

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2001
5.750% due 12/15/2014	$1,465	$1,598

		6,973

NEW YORK 9.8%
Build NYC Resource Corp. New York Revenue Notes, Series 2012
4.000% due 08/01/2014	940	980
4.000% due 08/01/2015	700	748
5.000% due 08/01/2016	800	899
5.000% due 08/01/2017	650	746
Metropolitan Transportation Authority, New York Revenue Notes, Series 2006
5.000% due 11/15/2013	1,205	1,241
5.000% due 11/15/2015	140	156
New York City, New York General Obligation Notes, Series 2009
5.000% due 08/01/2015	7,680	8,488
New York City, New York General Obligation Notes, Series 2010
2.500% due 08/01/2013	3,000	3,023
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.435% due 03/01/2022	3,000	2,845
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2005
5.000% due 11/01/2013	2,000	2,056
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2012
1.350% due 01/01/2036	4,400	4,501
New York State Dormitory Authority Revenue Notes, Series 2010
3.500% due 10/01/2013	150	152
3.750% due 10/01/2014	295	308
5.000% due 07/01/2013	1,100	1,113
New York State Dormitory Authority Revenue Notes, Series 2012
3.000% due 05/15/2014	1,000	1,030
New York State Energy Research & Development Authority Revenue Notes, Series 2011
2.125% due 03/15/2015	4,500	4,586
New York State General Obligation Notes, Series 2003
4.000% due 06/15/2013	500	504
New York State Thruway Authority Revenue Bonds, Series 2007
5.000% due 04/01/2017	100	117
New York State Thruway Authority Revenue Notes, Series 2012
4.000% due 04/01/2015	2,000	2,142
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2013	1,000	1,034
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2012
4.000% due 11/15/2016	500	560

		37,229

NORTH CAROLINA 0.7%
Charlotte, North Carolina Certificates of Participation Notes, Series 2009
4.000% due 06/01/2014	300	313
North Carolina Eastern Municipal Power Agency Revenue Notes, Series 2012
5.000% due 01/01/2016	1,340	1,493

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	67

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Raleigh Durham Airport Authority, North Carolina Revenue Notes, Series 2010
3.000% due 05/01/2013	$1,000	$1,002

		2,808

OHIO 2.9%
Allen County, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2013	1,000	1,019
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2012
5.000% due 02/15/2017	1,000	1,150
Bowling Green State University, Ohio Revenue Notes, Series 2010
3.000% due 06/01/2014	500	515
Cleveland, Ohio General Obligation Notes, Series 2012
4.000% due 12/01/2015	1,000	1,082
Hamilton County, Ohio General Obligation Notes, Series 2005
5.000% due 12/01/2013	630	649
Kent State University, Ohio Revenue Notes, Series 2012
4.000% due 05/01/2016	1,000	1,086
Ohio Higher Educational Facility Commission Revenue Notes, Series 2009
5.000% due 10/01/2014	1,060	1,129
Ohio Higher Educational Facility Commission Revenue Notes, Series 2012
5.000% due 01/01/2017	2,000	2,290
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2014	2,035	2,167

		11,087

OREGON 1.5%
Tri-County Metropolitan Transportation District, Oregon Revenue Notes, Series 2013
4.000% due 11/01/2017	5,000	5,485

PENNSYLVANIA 6.5%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2010
1.170% due 05/15/2038	2,000	2,001
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2014	1,000	1,052
Beaver County, Pennsylvania Hospital Authority Revenue Notes, Series 2012
5.000% due 05/15/2017	1,460	1,683
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2006
2.200% due 01/01/2035	3,500	3,501
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	2,100	2,139
Centre County, Pennsylvania Hospital Authority Revenue Notes, Series 2011
3.000% due 11/15/2013	135	137
Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2013	1,450	1,455
Commonwealth of Pennsylvania General Obligation Notes, Series 2007
5.000% due 08/01/2013	5,000	5,079
Delaware County, Pennsylvania Authority Revenue Bonds, (NPFGC Insured), Series 1998
5.500% due 12/01/2013	205	212
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.750% due 12/01/2033	2,500	2,566

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
3.000% due 06/15/2013	$800	$804
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2010
2.250% due 07/01/2013	225	226
4.000% due 07/01/2013	535	539
Philadelphia, Pennsylvania Airport Revenue Notes, Series 2010
5.000% due 06/15/2014	945	997
Philadelphia, Pennsylvania Water & Sewer Revenue Notes, Series 2010
4.000% due 06/15/2013	2,000	2,015

		24,406

SOUTH CAROLINA 0.5%
South Carolina State General Obligation Notes, Series 2012
5.000% due 04/01/2016	1,750	1,984

TENNESSEE 2.2%
Memphis, Tennessee General Obligation Notes, Series 2010
5.000% due 05/01/2013	1,000	1,004
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue Notes, Series 2012
4.000% due 10/01/2013	2,400	2,445
5.000% due 10/01/2017	2,000	2,376
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 09/01/2015	2,450	2,655

		8,480

TEXAS 6.4%
Arlington, Texas Water & Wastewater System Revenue Notes, Series 2010
4.000% due 06/01/2013	1,000	1,006
Clifton Higher Education Finance Corp. Texas Revenue Notes, Series 2010
3.200% due 12/01/2013	600	606
Dallas/Fort Worth International Airport Facilities Improvement Corp. Texas Revenue Notes, Series 2009
5.000% due 11/01/2013	900	924
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2015	5,560	6,195
Harrison County, Texas Health Facilities Development Corp. Revenue Notes, Series 2010
4.000% due 07/01/2013	500	504
Houston Community College System, Texas General Obligation Notes, Series 2011
4.000% due 02/15/2014	1,500	1,549
Houston, Texas Airport System Revenue Notes, (NPFGC/FGIC Insured), Series 2007
4.000% due 07/01/2013	250	252
Houston, Texas Utility System Revenue Notes, Series 2011
5.000% due 11/15/2014	2,000	2,150
Laredo Community College District, Texas Revenue Notes, (AGM Insured), Series 2010
3.000% due 08/01/2013	175	176
Lower Colorado River Authority, Texas Revenue Notes, Series 2010
4.000% due 05/15/2013	500	502
5.000% due 05/15/2015	550	603

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2016	$1,000	$1,136
5.000% due 05/15/2018	500	598
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,153
Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2010
1.200% due 08/01/2040	5,000	5,038
South San Antonio Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2013	635	646
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2017	1,145	1,273

		24,311

UTAH 0.2%
Utah State Board of Regents Revenue Notes, Series 2010
4.000% due 08/01/2013	310	314
Utah Water Finance Agency Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 07/01/2013	500	505

		819

VIRGINIA 2.5%
Portsmouth, Virginia General Obligation Notes, (AGM Insured), Series 2003
5.000% due 07/01/2013	1,030	1,042
Roanoke Economic Development Authority, Virginia Revenue Notes, (AGM Insured), Series 2005
5.000% due 07/01/2013	1,000	1,011
Virginia Housing Development Authority Revenue Notes, Series 2010
0.950% due 10/01/2013	340	340
Virginia Public School Authority Revenue Bonds, Series 2005
5.250% due 08/01/2016	5,000	5,758
Virginia Resources Authority Revenue Notes, Series 2012
5.000% due 11/01/2017	1,000	1,180

		9,331

WASHINGTON 6.8%
Chelan County, Washington Public Utility District No. 1 Revenue Notes, Series 2008
5.000% due 07/01/2013	530	536
Energy Northwest, Washington Revenue Notes, (NPFGC Insured), Series 2004
5.250% due 07/01/2013	115	116
Energy Northwest, Washington Revenue Notes, Series 2007
5.000% due 07/01/2015	2,115	2,330
Energy Northwest, Washington Revenue Notes, Series 2008
5.250% due 07/01/2016	3,800	4,368
Energy Northwest, Washington Revenue Notes, Series 2012
5.000% due 07/01/2017	2,500	2,938
Port of Seattle, Washington Revenue Notes, Series 2010
4.000% due 06/01/2013	2,000	2,012
Washington Health Care Facilities Authority Revenue Notes, Series 2011
3.000% due 10/01/2013	1,325	1,343

68	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	$500	$500
Washington State General Obligation Notes, (AMBAC Insured), Series 2005
5.000% due 07/01/2013	2,000	2,024
Washington State General Obligation Notes, Series 2012
5.000% due 07/01/2017	1,125	1,325
Washington State Revenue Notes, Series 2012
5.000% due 09/01/2015	2,250	2,490
5.000% due 09/01/2017	5,000	5,882

		25,864

WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	1,500	1,550

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 0.4%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	$140	$140
Wisconsin State General Obligation Notes, Series 2010
5.000% due 05/01/2013	1,500	1,506

		1,646

WYOMING 0.3%
Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
4.000% due 12/01/2013	1,155	1,175

Total Municipal Bonds & Notes (Cost $322,052)		324,914

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 16.8%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/01/2013	$531	$531

(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $545. Repurchase proceeds are $531.)

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 16.7%
PIMCO Short-Term Floating NAV Portfolio	6,287,205	62,916

Total Short-Term Instruments (Cost $63,441)		63,447

Total Investments 102.7% (Cost $385,493)		$388,361

Other Assets and Liabilities (Net) (2.7%)		(10,121)

Net Assets 100.0%		$378,240

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Affiliated to the Fund.
(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Municipal Bonds & Notes
Arizona	$0	$1,203	$0	$1,203
California	0	61,942	0	61,942
Colorado	0	2,182	0	2,182
Connecticut	0	5,196	0	5,196
District of Columbia	0	256	0	256
Florida	0	15,803	0	15,803
Georgia	0	16,279	0	16,279
Hawaii	0	499	0	499
Illinois	0	14,622	0	14,622
Indiana	0	1,082	0	1,082
Kansas	0	510	0	510
Kentucky	0	2,840	0	2,840
Louisiana	0	3,159	0	3,159
Maine	0	1,403	0	1,403
Maryland	0	4,070	0	4,070
Massachusetts	0	9,947	0	9,947
Michigan	0	13,312	0	13,312
Minnesota	0	3,454	0	3,454
Missouri	0	1,104	0	1,104
Nevada	0	1,792	0	1,792

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
New Hampshire	$0	$1,111	$0	$1,111
New Jersey	0	6,973	0	6,973
New York	0	37,229	0	37,229
North Carolina	0	2,808	0	2,808
Ohio	0	11,087	0	11,087
Oregon	0	5,485	0	5,485
Pennsylvania	0	24,406	0	24,406
South Carolina	0	1,984	0	1,984
Tennessee	0	8,480	0	8,480
Texas	0	24,311	0	24,311
Utah	0	819	0	819
Virginia	0	9,331	0	9,331
Washington	0	25,864	0	25,864
West Virginia	0	1,550	0	1,550
Wisconsin	0	1,646	0	1,646
Wyoming	0	1,175	0	1,175
Short-Term Instruments
Repurchase Agreements	0	531	0	531
Central Funds Used for Cash Management Purposes	62,916	0	0	62,916
	$62,916	$325,445	$0	$388,361

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	69

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

March 31, 2013

(d)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(86)	$(86)

Net Change in Unrealized Appreciation on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$76	$76

(1)	See note 6 in the Notes to Financial Statements for additional information.

70	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Tax Managed Real Return Fund

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 89.0%

ARIZONA 2.3%
Arizona Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2016	$300	$334
Mesa, Arizona Revenue Bonds, (NPFGC/FGIC Insured), Series 2002
5.250% due 07/01/2017	250	297
Pima County, Arizona Regional Transportation Authority Revenue Notes, Series 2011
5.000% due 06/01/2017	750	872

		1,503

CALIFORNIA 8.6%
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.100% due 11/01/2026	1,000	1,000
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2022	350	426
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2022	250	280
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,450	1,741
Los Angeles Department of Airports, California Revenue Bonds, Series 2008
5.000% due 05/15/2019	500	591
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	250	286
Orange County, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2016	20	23
San Francisco, California City & County Airports Commission, San Francisco International Airport Revenue Bonds, Series 2011
5.500% due 05/01/2021	55	69
Southern California Public Power Authority Revenue Notes, Series 2011
5.000% due 07/01/2019	500	610
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2023	520	640

		5,666

FLORIDA 4.3%
Citizens Property Insurance Corp. Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	1,000	1,123
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2022	1,000	1,248
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	250	284
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	150	177

		2,832

GEORGIA 0.9%
Atlanta, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2019	500	601

ILLINOIS 0.5%
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	350

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIANA 3.3%
Indiana Finance Authority Revenue Notes, Series 2011
5.000% due 10/01/2020	$1,000	$1,230
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.000% due 02/01/2020	300	359
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	500	616

		2,205

IOWA 0.4%
University of Iowa Facilities Corp. Revenue Notes, Series 2009
5.000% due 06/01/2017	240	279

LOUISIANA 0.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	250	286

MASSACHUSETTS 3.2%
Commonwealth of Massachusetts General Obligation Bonds, (SGI Insured), Series 2003
0.834% due 12/01/2014	400	414
Commonwealth of Massachusetts Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 01/01/2018	500	526
Massachusetts Water Resources Authority Revenue Bonds, Series 2009
5.000% due 08/01/2021	1,000	1,200

		2,140

MICHIGAN 3.3%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	1,000	1,179
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	1,025

		2,204

MISSISSIPPI 0.7%
Mississippi Development Bank Revenue Notes, Series 2010
5.000% due 08/01/2016	400	447

MISSOURI 4.8%
Missouri Highway & Transportation Commission Revenue Notes, Series 2007
5.000% due 05/01/2017	350	410
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.150% due 09/01/2030	1,200	1,200
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.140% due 02/15/2034	590	590
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2008
0.140% due 05/15/2038	1,000	1,000

		3,200

NEW JERSEY 4.5%
New Jersey Building Authority Revenue Notes, Series 2007
5.000% due 06/15/2016	450	506

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 07/01/2023	$1,000	$1,189
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2004
5.500% due 12/15/2017	500	601
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 12/15/2016	605	677

		2,973

NEW MEXICO 0.9%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	589

NEW YORK 15.9%
Monroe County Industrial Development Corp. New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	375	415
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2020	700	848
5.250% due 03/01/2021	1,000	1,211
New York City, New York General Obligation Bonds, Series 2012
0.120% due 04/01/2042	1,000	1,000
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.485% due 03/01/2027	450	395
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2011
5.000% due 06/15/2020	500	614
New York City, New York Transitional Finance Authority Building Aid Revenue Notes, Series 2009
5.000% due 01/15/2018	300	355
New York State Dormitory Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.500% due 07/01/2018	500	608
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2023	750	902
New York State Urban Development Corp. Revenue Bonds, (AMBAC Insured), Series 2004
5.500% due 03/15/2017	500	593
New York State Urban Development Corp. Revenue Bonds, Series 2010
5.000% due 01/01/2021	1,350	1,611
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 01/01/2019	1,000	1,194
5.000% due 03/15/2019	250	304
Onondaga County, New York Revenue Notes, Series 2011
3.000% due 12/01/2017	450	487

		10,537

NORTH CAROLINA 3.1%
North Carolina Medical Care Commission Revenue Notes, Series 2010
5.000% due 06/01/2018	250	295
5.000% due 07/01/2018	500	581
North Carolina Turnpike Authority Revenue Bonds, Series 2011
5.000% due 07/01/2024	1,000	1,193

		2,069

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	71

Schedule of Investments PIMCO Tax Managed Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 10.5%
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2012
5.000% due 02/15/2024	$540	$631
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2012
5.000% due 01/01/2024	900	1,084
Greene County, Ohio General Obligation Notes, Series 2010
5.000% due 12/01/2018	125	148
Kent State University, Ohio Revenue Bonds, Series 2012
5.000% due 05/01/2023	600	718
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	400	455
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	1,000	1,212
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,242
Ohio State Water Development Authority Revenue Notes, Series 2010
5.000% due 12/01/2016	250	290
University of Akron, Ohio Revenue Notes, (AGM Insured), Series 2010
5.000% due 01/01/2019	1,000	1,187

		6,967

OREGON 0.5%
Portland, Oregon Sewer System Revenue Notes, Series 2010
5.000% due 03/01/2019	250	302

PENNSYLVANIA 2.2%
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.150% due 07/01/2025	1,000	1,000
Philadelphia, Pennsylvania Water & Sewer Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	400	456

		1,456

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH CAROLINA 0.4%
Lexington County School District No. 1, South Carolina General Obligation Bonds, Series 2001
5.125% due 03/01/2020	$200	$235

TEXAS 10.1%
Austin, Texas Water & Wastewater System Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 11/15/2015	500	564
Fort Bend Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2016	500	572
Garland Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2021	1,000	1,247
Houston, Texas General Obligation Bonds, Series 2010
5.000% due 03/01/2021	1,000	1,212
Houston, Texas Utility System Revenue Bonds, Series 2011
5.000% due 11/15/2021	750	930
Houston, Texas Utility System Revenue Notes, Series 2011
5.000% due 11/15/2017	1,000	1,185
Lower Neches Valley Authority Industrial Development Corp. Texas Revenue Bonds, Series 2012
0.120% due 05/01/2046	1,000	1,000

		6,710

UTAH 0.5%
Herriman City, Utah Special Assessment Notes, Series 2010
3.000% due 11/01/2013	355	357

VIRGINIA 1.5%
Henrico County, Virginia General Obligation Bonds, Series 2011
3.000% due 08/01/2024	750	781
Virginia Resources Authority Revenue Notes, Series 2009
5.000% due 10/01/2018	150	182

		963

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 4.1%
Pierce County, Washington School District No. 10 Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2023	$750	$953
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2011
5.000% due 02/01/2024	225	270
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2020	1,000	1,225
Washington State General Obligation Notes, Series 2008
5.000% due 01/01/2017	200	232

		2,680

WISCONSIN 2.1%
Milwaukee, Wisconsin General Obligation Notes, Series 2010
5.000% due 02/01/2018	250	296
Wisconsin State Revenue Bonds, Series 2012
5.000% due 06/01/2023	835	1,057

		1,353

Total Municipal Bonds & Notes (Cost $56,036)		58,904

SHORT-TERM INSTRUMENTS 10.9%

REPURCHASE AGREEMENTS 10.9%
State Street Bank and Trust Co.
0.010% due 04/01/2013	7,206	7,206

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $7,351. Repurchase proceeds are $7,206.)

Total Short-Term Instruments (Cost $7,206)		7,206

Total Investments 99.9% (Cost $63,242)		$66,110

Other Assets and Liabilities (Net) 0.1%		48

Net Assets 100.0%		$66,158

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	OTC swap agreements outstanding as of March 31, 2013:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	DUB	$	600	$7	$0	$7
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	MYC		6,793	80	30	50
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	DUB		600	2	0	2
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	MYC		6,793	28	31	(3)
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	DUB		600	(1)	0	(1)
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	MYC		6,793	(7)	31	(38)
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	DUB		600	(3)	0	(3)
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	MYC		6,793	(35)	31	(66)
Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	DUB		600	(5)	0	(5)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	DUB		600	(5)	0	(5)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	MYC		6,793	(57)	31	(88)
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	DUB		600	(5)	0	(5)
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	MYC		6,793	(58)	(13)	(45)
Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	BRC		1,250	16	1	15
Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	DUB		600	8	0	8
Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	MYC		5,543	69	35	34

72	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	BRC	$	5,293	$96	$0	$96
Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	DUB		600	11	0	11
Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	MYC		1,500	27	6	21
Receive	3-Month USD-CPURNSA Index	2.725%	11/01/2022	DUB		9,300	(37)	0	(37)

							$131	$183	$(52)

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Municipal Bonds & Notes
Arizona	$0	$1,503	$0	$1,503
California	0	5,666	0	5,666
Florida	0	2,832	0	2,832
Georgia	0	601	0	601
Illinois	0	350	0	350
Indiana	0	2,205	0	2,205
Iowa	0	279	0	279
Louisiana	0	286	0	286
Massachusetts	0	2,140	0	2,140
Michigan	0	2,204	0	2,204
Mississippi	0	447	0	447
Missouri	0	3,200	0	3,200
New Jersey	0	2,973	0	2,973
New Mexico	0	589	0	589
New York	0	10,537	0	10,537
North Carolina	0	2,069	0	2,069
Ohio	0	6,967	0	6,967
Oregon	0	302	0	302

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Pennsylvania	$0	$1,456	$0	$1,456
South Carolina	0	235	0	235
Texas	0	6,710	0	6,710
Utah	0	357	0	357
Virginia	0	963	0	963
Washington	0	2,680	0	2,680
Wisconsin	0	1,353	0	1,353
Short-Term Instruments
Repurchase Agreements	0	7,206	0	7,206
	$0	$66,110	$0	$66,110

Financial Derivative Instruments - Assets
Interest Rate Contracts	$0	$244	$0	$244

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$0	$(296)	$0	$(296)

Totals	$0	$66,058	$0	$66,058

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

(c)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on OTC swap agreements	$0	$0	$0	$0	$244	$244

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$0	$0	$0	$296	$296

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on swaps	$0	$0	$0	$0	$75	$75

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on swaps	$0	$0	$0	$0	$(303)	$(303)

(1)	See note 6 in the Notes to Financial Statements for additional information.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	73

Schedule of Investments PIMCO Tax Managed Real Return Fund (Cont.)

March 31, 2013

(d)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BRC	$111	$(260)	$(149)
DUB	(28)	0	(28)
MYC	48	(550)	(502)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

74	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund

March 31, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.0%
DaVita, Inc.
4.000% due 11/01/2019		$200	$202
Dell, Inc.
5.000% due 11/06/2013		2,300	2,289
HJ Heinz Co.
3.500% due 03/27/2020		1,200	1,212
5.000% due 03/27/2014		600	597

Total Bank Loan Obligations (Cost $4,280)			4,300

CORPORATE BONDS & NOTES 5.5%

BANKING & FINANCE 2.3%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		1,300	1,384
AGFC Capital Trust
6.000% due 01/15/2067		100	82
Citigroup, Inc.
3.953% due 06/15/2016		200	216
4.587% due 12/15/2015		100	108
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		300	322
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (e)		1,100	1,475
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015		100	106
6.400% due 08/28/2017		100	118
6.750% due 05/21/2013	EUR	100	129
Morgan Stanley
5.950% due 12/28/2017		$600	696
QBE Capital Funding Ltd.
7.250% due 05/24/2041		600	631
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (e)	CAD	100	89
6.990% due 10/05/2017 (e)		$2,050	1,978
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		400	425
SLM Corp.
5.375% due 05/15/2014		50	52
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	100	128
5.750% due 09/15/2016		$100	101
Stone Street Trust
5.902% due 12/15/2015		500	544
UBS AG
7.625% due 08/17/2022		300	336
Weyerhaeuser Co.
7.375% due 10/01/2019		200	246

			9,166

INDUSTRIALS 1.1%
America Movil S.A.B. de C.V.
3.125% due 07/16/2022		600	590
Barrick North America Finance LLC
4.400% due 05/30/2021		300	321
CVS Pass-Through Trust
7.507% due 01/10/2032		843	1,096
Del Monte Corp.
7.625% due 02/15/2019		150	157
DISH DBS Corp.
5.000% due 03/15/2023		300	297
General Electric Co.
2.700% due 10/09/2022		400	401
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020 (b)		500	501

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petrobras International Finance Co.
7.875% due 03/15/2019	$100	$122
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017	500	551
UAL Pass-Through Trust
10.400% due 05/01/2018	191	219

		4,255

UTILITIES 2.1%
Embarq Corp.
7.995% due 06/01/2036	2,600	2,748
FirstEnergy Corp.
4.250% due 03/15/2023	500	507
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	100	116
8.146% due 04/11/2018	200	243
Petroleos Mexicanos
5.500% due 01/21/2021	900	1,037
Saudi Electricity Global Sukuk Co.
3.473% due 04/08/2023 (b)	1,000	1,006
5.060% due 04/08/2043 (b)	3,000	3,019

		8,676

Total Corporate Bonds & Notes (Cost $19,899)		22,097

MUNICIPAL BONDS & NOTES 63.3%

ALASKA 1.2%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021	4,000	4,860

ARIZONA 0.8%
Mesa, Arizona General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.000% due 07/01/2018	500	591
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025	2,095	2,461

		3,052

CALIFORNIA 8.6%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.006% due 04/01/2045	5,000	5,051
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2024	1,000	1,209
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 11/15/2040	7,500	8,777
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2022	3,000	3,655
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	400	555
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	1,000	1,252
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2018	2,500	2,970
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	125	136
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018	500	609

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Escondido Union High School District, California General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2025	$3,000	$1,877
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
7.875% due 06/01/2042	250	253
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	500	481
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (c)	1,000	714
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.250% due 07/01/2024	500	597
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	152
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	1,800	2,135
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	1,500	1,716
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021	1,000	1,203
Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	509
Windsor Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2036	2,500	814

		34,665

COLORADO 2.2%
Colorado Springs, Colorado Utilities System Revenue Notes, Series 2012
5.000% due 11/15/2020	2,000	2,491
Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	700	799
Denver, Colorado City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022	4,500	5,407

		8,697

FLORIDA 3.9%
Citizens Property Insurance Corp. Florida Revenue Notes, Series 2011
5.000% due 06/01/2020	2,500	2,974
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	4,000	4,799
Florida State General Obligation Bonds, Series 2012
5.000% due 07/01/2023	5,000	6,175
Florida State General Obligation Notes, Series 2010
5.000% due 06/01/2020	1,000	1,235
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	400	471

		15,654

GEORGIA 1.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	2,000	2,338

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	75

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
5.000% due 11/01/2019	$1,580	$1,944

		4,282

ILLINOIS 1.7%
Chicago, Illinois Waterworks Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	3,000	3,308
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	1,250	1,460
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	124
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	1,000	1,120
Regional Transportation Authority, Illinois Revenue Bonds, (AGM Insured), Series 2004
5.750% due 06/01/2034	500	644

		6,656

INDIANA 3.1%
Indiana Finance Authority Revenue Bonds, Series 2005
0.150% due 02/01/2035	5,000	5,000
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
5.966% due 01/15/2030	200	246
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	588
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2009
5.000% due 02/01/2015	500	542
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	5,000	6,164

		12,540

IOWA 0.5%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,913

KANSAS 0.1%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	417

MARYLAND 0.2%
University System of Maryland Revenue Notes, Series 2006
5.000% due 10/01/2015	825	917

MASSACHUSETTS 3.7%
Commonwealth of Massachusetts General Obligation Bonds, (NPFGC/IBC Insured), Series 2002
5.500% due 08/01/2019	150	189
Commonwealth of Massachusetts General Obligation Bonds, Series 2000
0.140% due 12/01/2030	5,000	5,000
Commonwealth of Massachusetts General Obligation Notes, Series 2010
5.000% due 06/01/2017	1,000	1,176
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.250% due 07/01/2020	1,150	1,449

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Massachusetts Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	$2,000	$2,271
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.120% due 07/01/2017	5,000	5,000

		15,085

MICHIGAN 0.9%
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	3,000	3,540

MINNESOTA 0.3%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,349

MISSOURI 1.2%
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.140% due 02/15/2034	4,810	4,810

NEBRASKA 0.1%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	300	442

NEW HAMPSHIRE 1.2%
New Hampshire Health & Education Facilities Authority Revenue Bonds, Series 2007
0.130% due 06/01/2031	5,000	5,000

NEW JERSEY 3.4%
New Jersey Economic Development Authority Revenue Bonds, Series 2011
5.500% due 09/01/2021	5,000	6,200
New Jersey Economic Development Authority Revenue Bonds, Series 2013
5.000% due 03/01/2024	200	237
5.000% due 03/01/2025	500	586
New Jersey Economic Development Authority Revenue Notes, Series 2010
5.000% due 12/15/2016	2,500	2,884
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.500% due 12/15/2020	3,000	3,746

		13,653

NEW YORK 14.0%
New York City, New York General Obligation Bonds, Series 1993
0.140% due 08/01/2017	4,500	4,500
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2029	1,000	1,159
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2024	1,400	1,705
5.000% due 08/01/2027	200	238
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2018	2,700	3,228
5.000% due 08/01/2019	5,000	6,073
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	569

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	$3,000	$3,563
5.250% due 06/15/2044	4,300	4,915
5.375% due 06/15/2043	3,000	3,471
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2012
4.000% due 06/15/2045	1,000	1,024
5.000% due 06/15/2022	4,000	4,981
5.000% due 06/15/2045	1,600	1,775
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	577
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2042	2,000	2,237
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	500	586
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2021	1,000	1,197
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 03/15/2021	2,730	3,379
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	1,000	1,221
Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	111
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2021	2,700	3,181
Port Authority of New York & New Jersey Revenue Notes, Series 2012
1.650% due 12/01/2019	850	835
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,824
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2023	3,500	4,272

		56,621

NORTH CAROLINA 0.3%
North Carolina Infrastructure Finance Corp. Certificates of Participation Bonds, (AGM Insured), Series 2006
5.000% due 02/01/2021	500	569
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	777

		1,346

OHIO 2.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	500	450
6.500% due 06/01/2047	5,100	4,977
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	2,715	3,089
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	118

		8,634

76	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OKLAHOMA 0.4%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	$1,525	$1,790

OREGON 0.2%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 06/15/2018	500	605

PENNSYLVANIA 0.3%
Commonwealth of Pennsylvania General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	602
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 09/01/2017	625	737

		1,339

TENNESSEE 0.1%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	500	545

TEXAS 7.8%
Conroe Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2030	4,000	4,735
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	171
Dallas/Fort Worth International Airport Facilities Improvement Corp. Texas Revenue Notes, Series 2011
5.000% due 11/01/2019	1,000	1,202
5.000% due 11/01/2020	1,000	1,209
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2028	2,000	2,207
Fort Worth, Texas Water & Sewer System Revenue Notes, Series 2010
4.250% due 02/15/2020	1,000	1,178
Houston, Texas Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	285
Houston, Texas Utility System Revenue Bonds, Series 2012
0.720% due 05/15/2034	2,500	2,505
Laredo Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2005
5.000% due 08/01/2022	1,800	1,980
Leander Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2011
4.000% due 08/15/2020	3,290	3,839
Lone Star College System, Texas General Obligation Notes, Series 2010
5.000% due 08/15/2018	1,500	1,802
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	565
Lower Neches Valley Authority Industrial Development Corp. Texas Revenue Bonds, Series 2011
0.120% due 11/01/2051	5,000	5,000
San Antonio, Texas Revenue Notes, Series 2009
5.000% due 02/01/2019	500	606
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	800	885
5.000% due 04/01/2019	1,000	1,202

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	$125	$148
Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	1,500	1,783
Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	100	117

		31,419

VIRGINIA 0.1%
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	410	481

WASHINGTON 3.5%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,000	1,110
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	287
5.250% due 01/01/2039	500	575
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2019	2,500	3,024
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,226
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2023	5,750	7,101
Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	500	601

		13,924

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	195	168

WISCONSIN 0.3%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033	900	1,018
Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019	125	150

		1,168

Total Municipal Bonds & Notes (Cost $236,246)		255,572

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
0.324% due 03/25/2034	71	70
1.104% due 04/25/2032	71	72
3.000% due 03/01/2043	1,000	1,023
Freddie Mac
1.581% due 10/25/2021 (a)	694	76

Total U.S. Government Agencies (Cost $1,225)		1,241

U.S. TREASURY OBLIGATIONS 16.1%
U.S. Treasury Bonds
2.750% due 11/15/2042 (j)(k)(l)	4,800	4,460
3.125% due 02/15/2042 (j)(k)	600	604
6.125% due 11/15/2027 (k)	16	23
7.125% due 02/15/2023 (j)(k)	600	893

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 02/15/2021 (k)		$25	$37
8.125% due 05/15/2021 (k)		92	140
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (f)(j)(k)		6,816	7,428
0.125% due 07/15/2022		1,702	1,858
0.125% due 01/15/2023		1,696	1,833
0.625% due 07/15/2021 (k)(l)		5,210	5,969
0.750% due 02/15/2042 (k)		5,095	5,346
2.000% due 01/15/2026		348	454
2.125% due 02/15/2041 (j)(k)		946	1,345
2.375% due 01/15/2025		122	164
2.375% due 01/15/2027		1,713	2,337
U.S. Treasury Notes
0.250% due 03/31/2014		100	100
1.000% due 06/30/2019 (k)		500	499
1.000% due 11/30/2019 (f)(h)		5,100	5,052
1.500% due 07/31/2016 (j)(k)(l)		2,800	2,900
1.625% due 08/15/2022 (h)		4,500	4,446
1.750% due 05/15/2022 (h)		6,400	6,425
2.000% due 11/15/2021		100	103
2.000% due 02/15/2022 (h)		8,300	8,540
2.125% due 12/31/2015 (k)		600	630
2.625% due 08/15/2020 (j)(k)		44	48
3.125% due 05/15/2021 (h)		3,000	3,381

Total U.S. Treasury Obligations (Cost $63,515)			65,015

MORTGAGE-BACKED SECURITIES 3.8%
American Home Mortgage Assets LLC
1.137% due 09/25/2046		52	36
Banc of America Funding Corp.
3.038% due 06/20/2032		88	90
5.623% due 01/20/2047^		82	64
Bear Stearns Adjustable Rate Mortgage Trust
2.600% due 03/25/2035		431	435
3.018% due 02/25/2034		221	219
5.256% due 03/25/2035		446	441
Countrywide Alternative Loan Trust
0.383% due 02/20/2047		577	368
Countrywide Home Loan Mortgage Pass-Through Trust
3.057% due 08/25/2034		61	55
Credit Suisse First Boston Mortgage Securities Corp.
2.547% due 07/25/2033		57	57
EMF-NL
1.002% due 04/17/2041	EUR	97	110
Eurosail PLC
0.952% due 10/17/2040		108	132
Granite Master Issuer PLC
0.734% due 12/20/2054	GBP	3,270	4,878
GSR Mortgage Loan Trust
2.752% due 06/25/2034		$92	92
5.750% due 01/25/2037		90	90
Indymac Index Mortgage Loan Trust
0.504% due 07/25/2035		3,391	2,839
MASTR Adjustable Rate Mortgages Trust
2.468% due 05/25/2034		232	230
Mellon Residential Funding Corp.
0.683% due 06/15/2030		168	167
1.063% due 08/15/2032		619	626
Merrill Lynch Mortgage Investors Trust
0.414% due 02/25/2036		115	103
1.204% due 10/25/2035		58	58
Residential Asset Securitization Trust
6.000% due 07/25/2037		389	319
Structured Asset Mortgage Investments, Inc.
0.424% due 05/25/2036		604	411
0.453% due 07/19/2035		111	101

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	77

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Thornburg Mortgage Securities Trust
1.454% due 06/25/2037		$245	$216
5.750% due 06/25/2037		1,210	1,185
WaMu Mortgage Pass-Through Certificates
1.577% due 08/25/2042		63	60
4.580% due 03/25/2037		2,198	1,830
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 01/25/2035		311	312

Total Mortgage-Backed Securities (Cost $14,557)			15,524

ASSET-BACKED SECURITIES 8.1%
Berica ABS SRL
0.513% due 12/30/2055	EUR	3,400	4,229
Citigroup Mortgage Loan Trust, Inc.
0.344% due 08/25/2036		$187	126
Countrywide Asset-Backed Certificates
0.344% due 07/25/2037		11,100	6,947
0.344% due 08/25/2037		1,000	673
0.354% due 01/25/2037		4,983	4,310
0.354% due 06/25/2047		7,400	5,623
0.484% due 09/25/2036		3,350	2,213
Credit-Based Asset Servicing and Securitization LLC
4.769% due 12/25/2035		654	631
IXIS Real Estate Capital Trust
0.434% due 01/25/2037		182	89
JPMorgan Mortgage Acquisition Corp.
0.344% due 10/25/2036		1,000	689
Option One Mortgage Loan Trust
5.611% due 01/25/2037^		1,490	1,126

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Plymouth Rock CLO Ltd.
1.790% due 02/16/2019		$116	$116
Residential Asset Mortgage Products Trust
0.404% due 03/25/2036		520	490
Residential Asset Securities Corp. Trust
0.384% due 04/25/2036		365	340
0.464% due 07/25/2036		3,700	1,351
6.228% due 04/25/2032		17	18
Sierra Madre Funding Ltd.
0.603% due 09/07/2039		4,508	3,302
WaMu Asset-Backed Certificates
0.354% due 01/25/2037		920	494

Total Asset-Backed Securities (Cost $26,111)			32,767

SOVEREIGN ISSUES 3.6%
Australia Government Bond
5.500% due 04/21/2023	AUD	4,200	5,143
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	600	784
4.305% due 03/06/2014		400	526
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	258	130
10.000% due 01/01/2017		2,037	1,033
10.000% due 01/01/2021		35	18
10.000% due 01/01/2023		35	18
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	600	808
Mexico Government International Bond
6.500% due 06/10/2021	MXN	10,650	960
10.000% due 12/05/2024		20,950	2,443

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of Ontario
3.150% due 06/02/2022	CAD	1,600	$1,638
Qatar Government International Bond
5.250% due 01/20/2020		$500	585
United Kingdom Gilt
1.875% due 11/22/2022 (d)	GBP	239	494

Total Sovereign Issues (Cost $14,225)			14,580

SHORT-TERM INSTRUMENTS 5.3%

REPURCHASE AGREEMENTS 5.3%
State Street Bank and Trust Co.
0.010% due 04/01/2013		$21,237	21,237

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $21,666. Repurchase proceeds are $21,237.)

Total Short-Term Instruments (Cost $21,237)			21,237

PURCHASED OPTIONS (n) 0.3%
(Cost $3,255)			1,206

Total Investments 107.3% (Cost $404,550)			$433,539

Written Options (o) (0.2%) (Premiums $865)			(615)

Other Assets and Liabilities (Net) (7.1%)			(28,964)

Net Assets 100.0%			$403,960

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity, date shown represents next contractual call date.
(f)	Securities with an aggregate market value of $182 have been pledged as collateral as of March 31, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $19,088 at a weighted average interest rate of 0.240%.
(h)	Securities with an aggregate market value of $25,019 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.
(i)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Sale-Buyback Financing Transactions (1)
GLM	0.120%	03/12/2013	04/03/2013	$2,254	$(2,254)
	0.210%	03/13/2013	04/12/2013	3,898	(3,901)
	0.210%	03/18/2013	04/18/2013	1,368	(1,369)
	0.220%	03/19/2013	04/10/2013	8,481	(8,485)
	0.280%	03/20/2013	04/03/2013	5,967	(5,968)
TDM	0.240%	03/21/2013	04/12/2013	1,768	(1,769)
	0.260%	03/25/2013	04/12/2013	227	(227)
	0.260%	03/26/2013	04/12/2013	907	(908)

					$(24,881)

(1)	Payable for sale-buyback financing transactions includes $9 of deferred price drop on sale-buyback financing transactions.

78	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(j)	Securities with an aggregate market value of $1,429 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
10-Year Deliverable Interest Rate Swap June Futures	Short	06/2013	51	$(24)
90-Day Eurodollar December Futures	Long	12/2014	1	0
90-Day Eurodollar December Futures	Long	12/2015	134	11
90-Day Eurodollar September Futures	Long	09/2014	108	4
Euro-OAT France Government 10-Year Bond June Futures	Short	06/2013	106	(256)
Japan Government 10-Year Bond June Futures	Short	06/2013	1	(11)
U.S. Treasury 2-Year Note June Futures	Short	06/2013	55	(9)
U.S. Treasury 5-Year Note June Futures	Short	06/2013	163	(95)
U.S. Treasury 30-Year Bond June Futures	Long	06/2013	105	53
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2013	184	(32)

				$(359)

(k)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $11,119 and cash of $231 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)	Market Value (6)	Unrealized Appreciation/ (Depreciation)
CDX.BP.IG-19 5-Year Index	(1.000%	)	12/20/2017	$ 4,100	$(36)	$(4)
CDX.HY-14 5-Year Index	(5.000%	)	06/20/2015	1,248	(95)	(114)
CDX.HY-15 5-Year Index	(5.000%	)	12/20/2015	17,952	(1,401)	(2,247)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	1,584	(85)	(145)
CDX.HY-19 5-Year Index	(5.000%	)	12/20/2017	5,350	(228)	(237)
CDX.IG-12 5-Year Index	(1.000%	)	06/20/2014	99	(1)	(1)
CDX.IG-14 5-Year Index	(1.000%	)	06/20/2015	20,900	(313)	(398)
CDX.IG-15 5-Year Index	(1.000%	)	12/20/2015	6,500	(102)	(141)
CDX.IG-19 5-Year Index	(1.000%	)	12/20/2017	4,600	(41)	(13)
iTraxx Europe 12 Index	(1.000%	)	12/20/2014	EUR 600	(5)	1
iTraxx Europe 17 Index	(1.000%	)	06/20/2017	90,000	370	270
iTraxx Europe 18 Index	(1.000%	)	12/20/2017	3,100	27	13
iTraxx Europe 19 Index	(1.000%	)	06/20/2018	4,000	63	10
iTraxx Europe 9 Index	(1.750%	)	06/20/2018	3,700	(62)	8
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017	1,100	(48)	(1)

					$(1,957)	$(2,999)

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Unrealized (Depreciation)
CDX.BP.IG-19 5-Year Index	1.000%	12/20/2017	$4,100	$36	$(2)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016	CAD	2,500	$21	$29
Pay	3-Month CAD-Bank Bill	3.400%	12/15/2021		300	10	9
Pay	3-Month CAD-Bank Bill	3.000%	06/15/2022		800	7	6
Pay	3-Month CAD-Bank Bill	2.500%	12/18/2023		7,600	22	44
Receive	3-Month CAD-Bank Bill	2.480%	12/15/2041		300	3	4
Receive	3-Month CAD-Bank Bill	2.400%	03/17/2042		800	9	13
Receive	3-Month CAD-Bank Bill	2.625%	09/16/2043		3,200	136	63
Receive	3-Month USD-LIBOR	0.750%	06/19/2016	$	23,800	(114)	(17)
Receive	3-Month USD-LIBOR	0.750%	06/19/2017		13,500	22	(75)
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		13,300	(301)	(215)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		150,900	1,173	(1,292)
Receive	3-Month USD-LIBOR	2.500%	06/19/2028		600	9	7
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		12,700	203	179
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		13,600	782	(3)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2018	AUD	500	5	3

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	79

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018	AUD	900	$1	$3
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023		900	(43)	(18)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		4,000	(104)	(77)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		100	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		2,300	41	34
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		1,200	6	(2)
Receive	6-Month EUR-EURIBOR	3.000%	03/13/2023	EUR	2,700	(441)	(394)
Receive	6-Month EUR-EURIBOR	2.000%	09/18/2023		35,000	(852)	(56)
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	860,000	(40)	(79)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023		530,000	(163)	(99)
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041		360,000	(296)	52
Receive	6-Month JPY-LIBOR	1.750%	03/21/2043		150,000	(12)	(7)

						$84	$(1,890)

(l)	Securities with an aggregate market value of $732 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(m)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (2)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	(1.000%	)	06/20/2016	1.593%	$	300	$4	$8	$(4)
Alcoa, Inc.	MYC	(1.000%	)	06/20/2016	1.593%		200	3	5	(2)
Arrow Electronics, Inc.	DUB	(1.000%	)	03/20/2017	1.012%		200	0	1	(1)
AT&T, Inc.	BOA	(1.000%	)	03/20/2017	0.537%		300	(6)	(2)	(4)
AT&T, Inc.	MYC	(1.000%	)	12/20/2016	0.504%		300	(7)	(3)	(4)
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2017	1.448%	EUR	300	7	14	(7)
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2018	1.699%		300	13	5	8
BNP Paribas S.A.	GST	(1.000%	)	03/20/2018	1.699%		200	8	3	5
BNP Paribas S.A.	JPM	(1.000%	)	06/20/2017	1.507%		400	11	42	(31)
BNP Paribas S.A.	MYC	(1.000%	)	03/20/2017	1.448%		300	6	13	(7)
BNP Paribas S.A.	MYC	(1.000%	)	06/20/2017	1.507%		200	5	21	(16)
Carnival Corp.	BOA	(1.000%	)	03/20/2016	0.514%	$	300	(4)	0	(4)
Carnival Corp.	BOA	(1.000%	)	09/20/2017	0.840%		200	(1)	2	(3)
Carnival Corp.	BPS	(1.000%	)	09/20/2016	0.615%		200	(3)	1	(4)
Carnival Corp.	BPS	(1.000%	)	09/20/2017	0.840%		300	(2)	(1)	(1)
Carnival Corp.	GST	(1.000%	)	09/20/2016	0.615%		300	(4)	2	(6)
Carnival Corp.	GST	(1.000%	)	03/20/2018	0.952%		600	(1)	(6)	5
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	0.438%		600	(12)	(3)	(9)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2017	0.299%		600	(16)	(15)	(1)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2021	0.553%		300	(11)	(10)	(1)
COX Communications, Inc.	FBF	(1.000%	)	09/20/2017	0.339%		100	(3)	(2)	(1)
COX Communications, Inc.	FBF	(1.000%	)	03/20/2018	0.389%		100	(3)	(3)	0
COX Communications, Inc.	GST	(1.000%	)	09/20/2017	0.339%		200	(6)	(4)	(2)
COX Communications, Inc.	GST	(1.000%	)	03/20/2018	0.389%		100	(3)	(3)	0
COX Communications, Inc.	MYC	(1.000%	)	03/20/2018	0.389%		200	(5)	(5)	0
CVS Caremark Corp.	CBK	(1.000%	)	03/20/2018	0.403%		300	(9)	(9)	0
DDR Corp.	BOA	(1.000%	)	06/20/2016	0.799%		300	(2)	8	(10)
DDR Corp.	BOA	(1.000%	)	09/20/2017	1.176%		600	4	26	(22)
DDR Corp.	BOA	(1.000%	)	12/20/2017	1.244%		100	1	4	(3)
DDR Corp.	GST	(1.000%	)	06/20/2016	0.799%		300	(2)	9	(11)
DIRECTV Holdings LLC	GST	(1.000%	)	03/20/2018	1.242%		200	2	5	(3)
DIRECTV Holdings LLC	MYC	(1.000%	)	03/20/2018	1.242%		100	1	3	(2)
E.I. du Pont de Nemours & Co.	BRC	(1.000%	)	03/20/2018	0.380%		300	(9)	(8)	(1)
Ericsson LM Telephone Co.	FBF	(1.000%	)	03/20/2018	0.959%	EUR	300	(1)	6	(7)
Ericsson LM Telephone Co.	GST	(1.000%	)	03/20/2018	0.959%		200	0	4	(4)
FedEx Corp.	BOA	(1.000%	)	03/20/2021	1.060%	$	300	0	6	(6)
General Electric Capital Corp.	DUB	(1.000%	)	09/20/2016	0.705%		300	(3)	4	(7)
General Electric Capital Corp.	MYC	(1.000%	)	09/20/2016	0.705%		900	(9)	13	(22)
Generali Finance B.V.	CBK	(1.000%	)	09/20/2016	2.886%	EUR	300	22	27	(5)
Generali Finance B.V.	SOG	(1.000%	)	09/20/2016	2.886%		300	23	22	1
Goodrich Corp.	FBF	(1.000%	)	09/20/2016	0.086%	$	300	(10)	(7)	(3)
Halliburton Co.	BRC	(1.000%	)	09/20/2016	0.344%		300	(7)	(5)	(2)
Home Depot, Inc.	BOA	(1.000%	)	09/20/2016	0.255%		300	(8)	(6)	(2)
Home Depot, Inc.	BOA	(1.000%	)	03/20/2021	0.619%		300	(8)	(1)	(7)
Home Depot, Inc.	CBK	(1.000%	)	06/20/2021	0.631%		300	(8)	(1)	(7)
Home Depot, Inc.	DUB	(1.000%	)	06/20/2017	0.316%		500	(15)	(14)	(1)

80	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Home Depot, Inc.	GST	(1.000%	)	12/20/2016	0.278%	$	100	$(3)	$(2)	$(1)
Home Depot, Inc.	MYC	(1.000%	)	03/20/2018	0.390%		300	(9)	(9)	0
Honeywell International, Inc.	DUB	(1.000%	)	09/20/2017	0.207%		300	(11)	(10)	(1)
Honeywell International, Inc.	FBF	(1.000%	)	09/20/2016	0.154%		300	(9)	(9)	0
Ingersoll-Rand Co.	FBF	(1.000%	)	09/20/2016	0.156%		300	(9)	(9)	0
Kimco Realty Corp.	BOA	(1.000%	)	09/20/2017	0.732%		300	(4)	5	(9)
Kimco Realty Corp.	JPM	(1.000%	)	09/20/2017	0.732%		200	(2)	3	(5)
Kimco Realty Corp.	MYC	(1.000%	)	06/20/2016	0.528%		300	(5)	(1)	(4)
Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	1.003%		300	0	(3)	3
Kroger Co.	BOA	(1.000%	)	12/20/2016	0.444%		600	(13)	(2)	(11)
Limited Brands, Inc.	BOA	(1.000%	)	03/20/2017	1.523%		600	11	32	(21)
Limited Brands, Inc.	DUB	(1.000%	)	03/20/2017	1.523%		100	2	6	(4)
Lockheed Martin Corp.	BPS	(1.000%	)	09/20/2017	0.631%		100	(2)	(2)	0
Lockheed Martin Corp.	BRC	(1.000%	)	03/20/2018	0.705%		300	(4)	(4)	0
Lockheed Martin Corp.	CBK	(1.000%	)	06/20/2017	0.586%		200	(4)	(4)	0
Lockheed Martin Corp.	CBK	(1.000%	)	09/20/2017	0.631%		100	(2)	(2)	0
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2016	0.486%		300	(6)	(9)	3
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2017	0.631%		200	(3)	(3)	0
Lockheed Martin Corp.	JPM	(1.000%	)	06/20/2017	0.586%		400	(7)	(7)	0
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2017	0.781%		2,200	(22)	15	(37)
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	06/20/2017	0.829%		300	(3)	0	(3)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	12/20/2016	0.728%		100	(1)	1	(2)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	03/20/2017	0.781%		300	(3)	4	(7)
Macy’s Retail Holdings, Inc.	GST	(1.000%	)	06/20/2017	0.829%		300	(3)	1	(4)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2016	0.391%		300	(6)	(2)	(4)
Marriott International, Inc.	BOA	(1.000%	)	09/20/2016	0.470%		600	(11)	10	(21)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2017	0.555%		1,200	(21)	(5)	(16)
Marriott International, Inc.	BOA	(1.000%	)	06/20/2017	0.591%		600	(10)	(5)	(5)
Marriott International, Inc.	BOA	(1.000%	)	12/20/2017	0.711%		600	(8)	(2)	(6)
Marriott International, Inc.	FBF	(1.000%	)	12/20/2017	0.711%		100	(1)	0	(1)
Marriott International, Inc.	GST	(1.000%	)	09/20/2016	0.470%		100	(2)	2	(4)
Marriott International, Inc.	GST	(1.000%	)	09/20/2017	0.655%		300	(5)	3	(8)
Marriott International, Inc.	UAG	(1.000%	)	03/20/2017	0.555%		300	(5)	(2)	(3)
McDonald’s Corp.	FBF	(1.000%	)	09/20/2017	0.175%		400	(15)	(14)	(1)
McDonald’s Corp.	GST	(1.000%	)	09/20/2017	0.175%		300	(12)	(11)	(1)
Mondelez International, Inc.	MYC	(1.000%	)	03/20/2018	0.374%		300	(10)	(10)	0
Newell Rubbermaid, Inc.	BPS	(1.000%	)	03/20/2018	0.850%		200	(2)	(2)	0
Newell Rubbermaid, Inc.	BRC	(1.000%	)	03/20/2018	0.850%		100	(1)	(1)	0
Newell Rubbermaid, Inc.	GST	(1.000%	)	09/20/2017	0.749%		200	(3)	1	(4)
Newell Rubbermaid, Inc.	GST	(1.000%	)	03/20/2018	0.850%		100	(1)	(1)	0
Noble Corp.	FBF	(1.000%	)	03/20/2017	1.054%		200	1	0	1
Nordstrom, Inc.	BOA	(1.000%	)	09/20/2016	0.463%		100	(2)	0	(2)
Nordstrom, Inc.	BOA	(1.000%	)	12/20/2017	0.703%		400	(5)	(3)	(2)
Nordstrom, Inc.	BRC	(1.000%	)	12/20/2017	0.703%		200	(2)	(1)	(1)
Nordstrom, Inc.	BRC	(1.000%	)	03/20/2018	0.752%		100	(1)	(1)	0
Nordstrom, Inc.	DUB	(1.000%	)	12/20/2017	0.703%		600	(8)	(3)	(5)
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2016	0.463%		200	(4)	(1)	(3)
Nordstrom, Inc.	FBF	(1.000%	)	12/20/2017	0.703%		100	(2)	(1)	(1)
Norfolk Southern Corp.	CBK	(1.000%	)	09/20/2017	0.271%		300	(10)	(9)	(1)
Northrop Grumman Systems Corp.	DUB	(1.000%	)	09/20/2017	0.397%		300	(8)	(8)	0
Northrop Grumman Systems Corp.	JPM	(1.000%	)	06/20/2017	0.366%		400	(12)	(13)	1
Omnicom Group, Inc.	BRC	(1.000%	)	03/20/2018	0.601%		100	(2)	(2)	0
Omnicom Group, Inc.	DUB	(1.000%	)	03/20/2018	0.601%		100	(2)	(2)	0
Qwest Corp.	BRC	(1.000%	)	03/20/2018	0.966%		200	(1)	(1)	0
Qwest Corp.	GST	(1.000%	)	03/20/2018	0.966%		200	(1)	0	(1)
Rabobank Group	CBK	(1.000%	)	03/20/2017	0.894%	EUR	300	(2)	4	(6)
Raytheon Co.	BRC	(1.000%	)	03/20/2018	0.450%	$	300	(8)	(8)	0
Raytheon Co.	CBK	(1.000%	)	06/20/2017	0.371%		300	(8)	(9)	1
Raytheon Co.	FBF	(1.000%	)	09/20/2016	0.313%		300	(8)	(9)	1
Raytheon Co.	JPM	(1.000%	)	06/20/2017	0.371%		400	(11)	(13)	2
Ryder System, Inc.	BOA	(1.000%	)	03/20/2016	0.556%		600	(9)	5	(14)
Ryder System, Inc.	BPS	(1.000%	)	09/20/2016	0.658%		300	(4)	2	(6)
Ryder System, Inc.	MYC	(1.000%	)	09/20/2016	0.658%		300	(4)	2	(6)
Ryder System, Inc.	UAG	(1.000%	)	06/20/2016	0.592%		100	(1)	1	(2)
Sempra Energy	BRC	(1.100%	)	03/20/2014	0.079%		100	(1)	0	(1)
Southwest Airlines Co.	BOA	(1.000%	)	03/20/2016	0.517%		300	(4)	4	(8)
Standard Chartered PLC	BOA	(1.000%	)	06/20/2017	1.068%	EUR	100	0	3	(3)
Standard Chartered PLC	CBK	(1.000%	)	06/20/2017	1.068%		200	1	7	(6)
Standard Chartered PLC	GST	(1.000%	)	06/20/2017	1.068%		200	1	7	(6)
Stanley Black & Decker, Inc.	GST	(1.000%	)	09/20/2017	0.583%	$	200	(4)	(3)	(1)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	81

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2017	0.717%	$	200	$(2)	$1	$(3)
Starwood Hotels & Resorts Worldwide, Inc.	FBF	(1.000%	)	03/20/2017	0.717%		300	(4)	1	(5)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2016	0.507%		200	(3)	1	(4)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2017	0.717%		100	(1)	1	(2)
Sweden Government Bond	BOA	(0.250%	)	09/20/2021	0.400%		900	13	17	(4)
Sweden Government Bond	BPS	(0.250%	)	09/20/2021	0.400%		300	4	5	(1)
Target Corp.	BOA	(1.000%	)	09/20/2016	0.254%		300	(8)	(6)	(2)
Target Corp.	BOA	(1.000%	)	03/20/2017	0.296%		1,500	(43)	(36)	(7)
Target Corp.	BOA	(1.000%	)	06/20/2017	0.314%		300	(9)	(9)	0
Target Corp.	BOA	(1.000%	)	09/20/2017	0.342%		500	(15)	(14)	(1)
Target Corp.	FBF	(1.000%	)	06/20/2017	0.314%		300	(9)	(9)	0
Target Corp.	GST	(1.000%	)	03/20/2018	0.387%		300	(9)	(9)	0
Target Corp.	JPM	(1.000%	)	09/20/2016	0.254%		400	(11)	(9)	(2)
Target Corp.	MYC	(1.000%	)	06/20/2016	0.227%		300	(8)	(7)	(1)
Telefonaktiebolaget LM Ericsson	BPS	(1.000%	)	09/20/2017	0.858%	EUR	100	(1)	3	(4)
Telefonaktiebolaget LM Ericsson	FBF	(1.000%	)	09/20/2017	0.858%		200	(1)	7	(8)
Turkey Government International Bond	CBK	(1.000%	)	03/20/2021	1.788%	$	500	28	36	(8)
Union Pacific Corp.	FBF	(1.000%	)	09/20/2016	0.194%		300	(9)	(9)	0
Union Pacific Corp.	UAG	(1.000%	)	09/20/2017	0.254%		200	(7)	(6)	(1)
United Parcel Service of America, Inc.	BPS	(1.000%	)	09/20/2017	0.248%		100	(3)	(3)	0
United Parcel Service of America, Inc.	FBF	(1.000%	)	09/20/2016	0.187%		300	(9)	(9)	0
United Parcel Service of America, Inc.	JPM	(1.000%	)	03/20/2021	0.505%		100	(3)	(3)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2017	0.300%		600	(17)	(19)	2
Wal-Mart Stores, Inc.	BOA	(1.000%	)	03/20/2021	0.576%		300	(9)	(9)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.586%		300	(9)	(7)	(2)
Wells Fargo & Co.	BOA	(1.000%	)	09/20/2016	0.429%		400	(8)	4	(12)
Wells Fargo & Co.	BOA	(1.000%	)	12/20/2016	0.472%		300	(6)	7	(13)
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	0.429%		800	(16)	8	(24)
Wells Fargo & Co.	DUB	(1.000%	)	12/20/2016	0.472%		300	(7)	7	(14)
Wells Fargo & Co.	MYC	(1.000%	)	12/20/2016	0.472%		400	(8)	10	(18)
Williams Cos., Inc.	BRC	(1.000%	)	09/20/2016	0.879%		300	(2)	7	(9)
Yum! Brands, Inc.	BRC	(1.000%	)	12/20/2017	0.587%		600	(13)	(12)	(1)

								$(619)	$(15)	$(604)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	12/20/2020	2.434%	$	600	$103	$26	$77
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2023	1.130%		100	(2)	(4)	2
BP Capital Markets America, Inc.	DUB	5.000%	06/20/2015	0.323%		200	21	7	14
Brazil Government International Bond	BRC	1.000%	09/20/2021	1.695%		600	(32)	(26)	(6)
Brazil Government International Bond	HUS	1.000%	09/20/2021	1.695%		500	(26)	(21)	(5)
Brazil Government International Bond	JPM	1.000%	09/20/2021	1.695%		700	(37)	(31)	(6)
China Government International Bond	CBK	1.000%	12/20/2016	0.494%		200	4	(10)	14
Ensco PLC	FBF	1.000%	03/20/2014	0.303%		500	3	(4)	7
Safeway, Inc.	BOA	1.000%	12/20/2022	2.929%		100	(16)	(24)	8
SLM Corp.	BOA	5.000%	03/20/2016	1.691%		300	31	0	31

							$49	$(87)	$136

Credit Default Swaps on Credit Indices - Buy Protection (2)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AAA.6-2 Index	BOA	(0.110%	)	05/25/2046	$	279	$85	$113	$(28)
ABX.HE.AAA.6-2 Index	JPM	(0.110%	)	05/25/2046		186	57	76	(19)
ABX.HE.AAA.6-2 Index	MYC	(0.110%	)	05/25/2046		93	29	38	(9)
ABX.HE.AAA.7-1 Index	BRC	(0.090%	)	08/25/2037		91	42	47	(5)
ABX.HE.AAA.7-1 Index	GST	(0.090%	)	08/25/2037		273	127	141	(14)
ABX.HE.AAA.7-1 Index	MYC	(0.090%	)	08/25/2037		455	211	235	(24)
iTraxx Europe 9 10-Year Index 22-100%	UAG	(0.250%	)	06/20/2018	EUR	6,100	103	48	55
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016		2,200	61	291	(230)
iTraxx Europe 17 Index	DUB	(1.000%	)	06/20/2017		3,500	15	39	(24)
iTraxx Europe Crossover 17 Index	DUB	(5.000%	)	06/20/2017		1,800	(127)	7	(134)
iTraxx Europe Crossover 17 Index	UAG	(5.000%	)	06/20/2017		600	(42)	(10)	(32)
iTraxx Europe Senior Financials 16 Index	MYC	(1.000%	)	12/20/2016		700	30	49	(19)
iTraxx Europe Senior Financials 17 Index	MYC	(1.000%	)	06/20/2017		1,800	84	92	(8)

82	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

Credit Default Swaps on Credit Indices - Buy Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Japan 16 5-Year Index	BOA	(1.000%	)	12/20/2016	JPY	30,000	$(3)	$16	$(19)
iTraxx Japan 16 5-Year Index	BRC	(1.000%	)	12/20/2016		10,000	(1)	5	(6)
iTraxx Japan 16 5-Year Index	FBF	(1.000%	)	12/20/2016		20,000	(1)	10	(11)
iTraxx Japan 16 5-Year Index	GST	(1.000%	)	12/20/2016		20,000	(1)	10	(11)

							$669	$1,207	$(538)

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)		Market Value (6)	Premiums (Received)	Unrealized Appreciation
iTraxx Europe 9 10-Year Index 22-100%	MYC	0.250%	06/20/2018	EUR	6,100	$(101)	$(223)	$122

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	7.550%	01/02/2015	GLM	BRL	9,300	$(50)	$(23)	$(27)
Pay	1-Year BRL-CDI	7.585%	01/02/2015	BOA		30,200	(154)	(63)	(91)
Pay	1-Year BRL-CDI	7.620%	01/02/2015	DUB		2,600	(13)	(5)	(8)
Pay	1-Year BRL-CDI	7.795%	01/02/2015	MYC		8,800	(27)	(1)	(26)
Pay	1-Year BRL-CDI	7.890%	01/02/2015	JPM		400	(1)	0	(1)
Pay	1-Year BRL-CDI	8.075%	01/02/2015	HUS		5,900	(2)	11	(13)
Pay	1-Year BRL-CDI	8.150%	01/02/2015	GLM		4,600	(5)	0	(5)
Pay	1-Year BRL-CDI	8.160%	01/02/2015	BOA		4,800	(5)	0	(5)
Pay	1-Year BRL-CDI	8.430%	01/02/2015	DUB		1,600	6	10	(4)
Pay	1-Year BRL-CDI	8.440%	01/02/2015	BOA		5,100	19	15	4
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		4,000	22	33	(11)
Pay	1-Year BRL-CDI	9.930%	01/02/2015	MYC		15,600	298	11	287
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		1,300	25	1	24
Pay	1-Year BRL-CDI	9.940%	01/02/2015	GLM		1,700	33	0	33
Pay	1-Year BRL-CDI	9.980%	01/02/2015	JPM		1,100	22	0	22
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		8,100	172	26	146
Pay	1-Year BRL-CDI	10.605%	01/02/2015	MYC		8,600	223	40	183
Pay	1-Year BRL-CDI	8.415%	01/02/2017	DUB		6,900	(53)	0	(53)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		5,700	(45)	9	(54)
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		400	(3)	0	(3)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	BOA		8,200	(51)	(29)	(22)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	DUB		6,300	(40)	(23)	(17)
Pay	1-Year BRL-CDI	8.640%	01/02/2017	MYC		4,200	(15)	31	(46)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		5,400	(27)	(10)	(17)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		2,800	(1)	24	(25)
Pay	1-Year BRL-CDI	9.010%	01/02/2017	JPM		3,800	5	37	(32)
Pay	3-Month SEK-STIBOR	2.500%	09/15/2016	BRC	SEK	15,100	82	(6)	88
Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	UAG	AUD	3,300	202	15	187
Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017	UAG		3,300	203	24	179
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	BRC		4,600	268	23	245
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	FBF		4,500	262	22	240
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	RYL		4,800	279	(15)	294
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA		400	(2)	2	(4)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BOA		400	8	2	6

							$1,635	$161	$1,474

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	83

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

(n)	Purchased options outstanding as of March 31, 2013:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.950%	04/29/2013	$	11,300	$19	$20
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	0.950%	06/10/2013		10,300	11	23
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.000%	03/07/2014		1,800	3	2
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.000%	03/07/2014		3,300	6	3
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.860%	04/29/2013		500	3	3
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	7.000%	12/13/2013		13,000	208	0
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	3.270%	04/29/2013		2,300	31	6
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.950%	07/08/2013		6,100	287	244
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.860%	04/29/2013		500	3	3
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	12/13/2013		8,200	929	14
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.050%	06/11/2013		3,600	63	85
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.250%	06/18/2013		4,700	106	53
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	4.350%	02/29/2016		2,700	123	114
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		3,600	287	317
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	3.800%	12/18/2013	EUR	3,300	410	5
Put - OTC 30-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	3.800%	12/18/2013		1,900	209	3

								$2,698	$895

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC CDX.HY-19 5-Year Index	BOA	Buy	100.750%	04/17/2013	$	1,800	$32	$1
Put - OTC CDX.HY-19 5-Year Index	BOA	Buy	104.000%	04/17/2013		800	6	6
Put - OTC CDX.HY-19 5-Year Index	GST	Buy	104.000%	04/17/2013		800	6	6
Put - OTC CDX.HY-19 5-Year Index	MYC	Buy	104.000%	04/17/2013		1,500	11	11

							$55	$24

Foreign Currency Options
Description	Counterparty	Exercise Price			Expiration Date	Notional Amount			Cost	Market Value
Put - OTC EUR versus USD	CBK	$		1.295	04/02/2013		EUR	2,200	$74	$30
Put - OTC GBP versus USD	MSX			1.560	04/16/2013		GBP	1,200	11	49
Put - OTC USD versus BRL	GLM		BRL	1.956	02/13/2014	$		1,200	17	10
Put - OTC USD versus BRL	MSX			1.956	02/13/2014			1,700	23	14
Put - OTC USD versus BRL	JPM			1.956	02/13/2014			1,920	26	16
Put - OTC USD versus BRL	BOA			1.956	02/13/2014			820	11	7
Call - OTC USD versus CNY	DUB		CNY	6.336	04/11/2013			4,700	61	0
Call - OTC USD versus CNY	JPM			6.420	09/11/2013			1,100	11	1
Call - OTC USD versus CNY	FBF			6.420	09/11/2013			1,100	11	1
Put - OTC USD versus CNY	FBF			6.420	09/11/2013			1,100	11	23
Put - OTC USD versus CNY	JPM			6.420	09/11/2013			1,100	11	23
Call - OTC USD versus CNY	DUB			6.552	10/11/2013			1,700	10	0
Call - OTC USD versus CNY	HUS			6.354	11/04/2013			2,500	25	5
Call - OTC USD versus CNY	HUS			6.272	01/13/2014			1,200	11	10
Call - OTC USD versus CNY	UAG			6.400	01/14/2014			2,000	8	4
Call - OTC USD versus CNY	UAG			6.410	02/26/2014			1,091	4	3
Call - OTC USD versus CNY	CBK			6.410	02/26/2014			2,096	8	6
Call - OTC USD versus CNY	BRC			6.410	02/26/2014			2,197	8	6
Put - OTC USD versus INR	JPM		INR	53.000	09/02/2013			1,058	11	6
Put - OTC USD versus INR	JPM			53.500	02/28/2014			1,058	16	11
Put - OTC USD versus RUB	UAG		RUB	30.000	02/13/2014			1,000	14	6
Put - OTC USD versus RUB	HUS			30.000	02/13/2014			2,400	32	15
Put - OTC USD versus RUB	FBF			30.000	02/13/2014			4,800	68	31
Put - OTC USD versus RUB	CBK			30.000	02/13/2014			300	4	2

									$486	$279

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Volatility S&P 500 Index	20.000	04/17/2013	310	$16	$8

84	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(o)	Written options outstanding as of March 31, 2013:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	8,600	$18	$(2)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.850%	04/24/2013		2,800	4	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,200	4	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		4,200	9	(1)
Put - OTC 2-Year Interest Rate Swap	MYC	6-Month EUR-EURIBOR	Pay	0.850%	04/24/2013		1,800	3	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.300%	04/29/2013	$	2,000	5	0
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		1,800	3	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.350%	04/29/2013		11,300	28	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		5,900	12	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.350%	06/10/2013		10,300	24	(9)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		21,100	67	(65)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		6,600	16	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.530%	02/29/2016		11,100	136	(129)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		15,100	287	(268)
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013	EUR	3,400	15	(1)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		6,500	35	(3)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		800	4	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		2,000	10	(1)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013		600	3	0
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		2,000	12	(1)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.920%	04/29/2013	$	1,100	3	(3)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		600	3	(2)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		600	5	(2)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,200	4	(8)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,200	14	(7)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,500	6	(5)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,500	11	(5)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.920%	04/29/2013		1,100	3	(3)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,600	11	(10)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,600	20	(8)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		7,200	22	(22)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		7,200	22	(22)

								$819	$(580)

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY	87.900	06/20/2013	$	2,000	$6	$(8)

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOE Volatility S&P 500 Index	15.000	04/17/2013	310	$40	$(27)

Transactions in written call and put options for the period ended March 31, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$118,800	EUR	25,200	$1,189
Sales	310	247,900		44,100	1,595
Closing Buys	0	(120,000)		0	(627)
Expirations	0	(104,100)		(24,800)	(989)
Exercised	0	(25,000)		(9,600)	(303)

Balance at 03/31/2013	310	$117,600	EUR	34,900	$865

(p)	Short sales outstanding as of March 31, 2013:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.000%	03/01/2043	$1,000	$1,032	$(1,032)
Fannie Mae	3.000%	04/01/2043	1,000	1,021	(1,032)
Fannie Mae	3.500%	04/01/2043	500	523	(528)

				$2,576	$(2,592)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	85

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

(q)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	1,841	$	929	BOA	$18	$0	$18
04/2013		544		275	BPS	6	0	6
04/2013		20		10	BRC	0	0	0
04/2013		321		162	DUB	3	0	3
04/2013		4,606		2,315	FBF	36	0	36
04/2013		924		467	GLM	10	0	10
04/2013		1,115		563	HUS	11	0	11
04/2013		407		205	JPM	4	0	4
04/2013		1,515		766	MSC	16	0	16
04/2013		6,040		3,014	UAG	25	0	25
04/2013	EUR	546		713	BPS	13	0	13
04/2013		646		837	CBK	9	0	9
04/2013		12,407		16,487	GLM	583	0	583
04/2013	GBP	2,100		3,176	BRC	0	(15)	(15)
04/2013		6,157		9,296	DUB	0	(60)	(60)
04/2013		1,012		1,508	JPM	0	(29)	(29)
04/2013	JPY	89,526		1,006	BRC	55	0	55
04/2013		41,728		447	DUB	4	0	4
04/2013		30,408		331	HUS	8	0	8
04/2013		89,526		1,004	UAG	53	0	53
04/2013	MXN	16,978		1,299	JPM	0	(75)	(75)
04/2013	RUB	4,813		155	HUS	1	0	1
04/2013		16,581		535	JPM	4	0	4
04/2013	TRY	4,002		2,216	JPM	13	0	13
04/2013	$	914	BRL	1,841	BOA	0	(3)	(3)
04/2013		270		544	BPS	0	(1)	(1)
04/2013		10		20	BRC	0	0	0
04/2013		159		321	DUB	0	0	0
04/2013		2,325		4,606	FBF	0	(46)	(46)
04/2013		458		924	GLM	0	(1)	(1)
04/2013		554		1,115	HUS	0	(2)	(2)
04/2013		202		407	JPM	0	(1)	(1)
04/2013		752		1,515	MSC	0	(3)	(3)
04/2013		2,959		6,040	UAG	46	(16)	30
04/2013		151	GBP	100	JPM	1	0	1
04/2013		2,359		1,547	RYL	0	(9)	(9)
04/2013		124	JPY	11,075	HUS	0	(7)	(7)
04/2013		194	MXN	2,554	HUS	13	0	13
04/2013		108		1,411	JPM	6	0	6
04/2013		1,019		13,012	UAG	35	0	35
04/2013		690	RUB	21,407	GLM	0	(5)	(5)
05/2013	AUD	16,684	$	17,087	BOA	0	(246)	(246)
05/2013		110		113	CBK	0	(1)	(1)
05/2013	EUR	13,599		17,385	BPS	0	(50)	(50)
05/2013	GBP	7,622		11,519	FBF	0	(61)	(61)
05/2013	HUF	62,703		275	BRC	12	0	12
05/2013		244,446		1,111	GLM	87	0	87
05/2013		63,773		280	HUS	13	0	13
05/2013		61,712		271	MSC	12	0	12
05/2013		59,940		263	UAG	12	0	12
06/2013	BRL	2,189		1,090	UAG	15	0	15
06/2013	CAD	1,649		1,602	RYL	0	(19)	(19)
06/2013	MXN	13,012		1,011	UAG	0	(34)	(34)
06/2013	$	1,024	BRL	2,029	FBF	0	(27)	(27)
08/2013		14,880	CNY	93,384	BRC	0	(22)	(22)
08/2013		283		1,790	UAG	1	0	1
02/2014	BRL	427	$	205	BOA	4	0	4
02/2014		622		300	GLM	6	0	6
02/2014		571		275	JPM	6	0	6
02/2014	$	205	BRL	427	BOA	0	(4)	(4)
02/2014		275		571	BPS	0	(6)	(6)
02/2014		300		622	GLM	0	(6)	(6)
03/2014	RUB	8,205	$	252	CBK	2	0	2
03/2014		8,206		252	FBF	2	0	2
03/2014		8,350		256	UAG	2	0	2
03/2014	$	510	RUB	16,616	GLM	0	(4)	(4)
03/2014		250		8,144	JPM	0	(1)	(1)
10/2016	JPY	253,014	$	3,576	DUB	779	0	779

						$1,926	$(754)	$1,172

86	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(r)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$4,300	$0	$4,300
Corporate Bonds & Notes
Banking & Finance	0	8,844	322	9,166
Industrials	0	4,036	219	4,255
Utilities	0	8,676	0	8,676
Municipal Bonds & Notes
Alaska	0	4,860	0	4,860
Arizona	0	3,052	0	3,052
California	0	34,665	0	34,665
Colorado	0	8,697	0	8,697
Florida	0	15,654	0	15,654
Georgia	0	4,282	0	4,282
Illinois	0	6,656	0	6,656
Indiana	0	12,540	0	12,540
Iowa	0	1,913	0	1,913
Kansas	0	417	0	417
Maryland	0	917	0	917
Massachusetts	0	15,085	0	15,085
Michigan	0	3,540	0	3,540
Minnesota	0	1,349	0	1,349
Missouri	0	4,810	0	4,810
Nebraska	0	442	0	442
New Hampshire	0	5,000	0	5,000
New Jersey	0	13,653	0	13,653
New York	0	56,621	0	56,621
North Carolina	0	1,346	0	1,346
Ohio	0	8,634	0	8,634
Oklahoma	0	1,790	0	1,790
Oregon	0	605	0	605
Pennsylvania	0	1,339	0	1,339
Tennessee	0	545	0	545
Texas	0	31,419	0	31,419
Virginia	0	481	0	481
Washington	0	13,924	0	13,924

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
West Virginia	$0	$168	$0	$168
Wisconsin	0	1,168	0	1,168
U.S. Government Agencies	0	1,241	0	1,241
U.S. Treasury Obligations	0	65,015	0	65,015
Mortgage-Backed Securities	0	15,524	0	15,524
Asset-Backed Securities	0	32,767	0	32,767
Sovereign Issues	0	14,580	0	14,580
Short-Term Instruments
Repurchase Agreements	0	21,237	0	21,237
Purchased Options
Credit Contracts	0	24	0	24
Equity Contracts	0	8	0	8
Foreign Exchange Contracts	0	279	0	279
Interest Rate Contracts	0	890	5	895
	$0	$432,993	$546	$433,539

Short Sales, at value	$0	$(2,592)	$0	$(2,592)

Financial Derivative Instruments - Assets
Credit Contracts	0	665	0	665
Foreign Exchange Contracts	0	1,926	0	1,926
Interest Rate Contracts	68	2,383	0	2,451
	$68	$4,974	$0	$5,042

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(4,548)	0	(4,548)
Equity Contracts	0	(27)	0	(27)
Foreign Exchange Contracts	0	(763)	0	(763)
Interest Rate Contracts	(427)	(3,380)	0	(3,807)
	$(427)	$(8,718)	$0	$(9,145)

Totals	$(359)	$426,657	$546	$426,844

(ii) Assets valued at $25 were transferred from Level 1 to Level 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	EndingBalance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$300	$0	$0	$0	$22	$0	$0	$322	$22
Industrials	262	0	(40)	0	0	(3)	0	0	219	2
Purchased Options
Interest Rate Contracts	1,477	9	(1,516)	0	(92)	127	0	0	5	(5)

	$1,739	$309	$(1,556)	$0	$(92)	$146	$0	$0	$546	$19

Financial Derivative Instruments - Assets
Interest Rate Contracts	$48	$0	$0	$0	$0	$(48)	$0	$0	$0	$0

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(140)	$0	$0	$0	$0	$140	$0	$0	$0	$0

Totals	$1,647	$309	$(1,556)	$0	$(92)	$238	$0	$0	$546	$19

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	87

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$322	Third Party Vendor	Broker Quote	107.50
Industrials	219	Third Party Vendor	Broker Quote	115.00
Purchased Options
Interest Rate Contracts	5	Indicative Market Quotation	Broker Quote	0.08

Total	$546

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(s)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$24	$8	$279	$895	$1,206
Variation margin receivable on financial derivative instruments (2)	0	120	0	0	4	124
Unrealized appreciation on foreign currency contracts	0	0	0	1,926	0	1,926
Unrealized appreciation on OTC swap agreements	0	363	0	0	1,938	2,301

	$0	$507	$8	$2,205	$2,837	$5,557

Liabilities:
Written options outstanding	$0	$0	$27	$8	$580	$615
Variation margin payable on financial derivative instruments (2)	0	188	0	0	407	595
Unrealized depreciation on foreign currency contracts	0	0	0	754	0	754
Unrealized depreciation on OTC swap agreements	0	1,247	0	0	464	1,711

	$0	$1,435	$27	$762	$1,451	$3,675

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$(162)	$(294)	$(363)	$(1,532)	$(2,351)
Net realized gain (loss) on futures contracts	0	0	(15)	0	425	410
Net realized gain on written options	0	603	0	9	674	1,286
Net realized gain (loss) on swaps	0	(4,497)	51	0	(1,646)	(6,092)
Net realized gain on foreign currency transactions	0	0	0	536	0	536

	$0	$(4,056)	$(258)	$182	$(2,079)	$(6,211)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$(38)	$175	$(116)	$(135)	$(114)
Net change in unrealized appreciation on futures contracts	0	0	0	0	787	787
Net change in unrealized appreciation (depreciation) on written options	0	(121)	12	(2)	603	492
Net change in unrealized (depreciation) on swaps	0	(1,443)	0	0	(4,191)	(5,634)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	923	0	923

	$0	$(1,602)	$187	$805	$(2,936)	$(3,546)

88	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2013

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(359) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(4,891) as reported in the Notes to Schedule of Investments.

(t)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(645)	$663	$18
BPS	(50)	0	(50)
BRC	342	(320)	22
CBK	79	0	79
DUB	522	(670)	(148)
FBF	113	(360)	(247)
GLM	874	0	874
GST	80	(50)	30
HUS	211	(340)	(129)
JPM	9	0	9
MSC	25	(55)	(30)
MSX	63	(100)	(37)
MYC	884	(1,130)	(246)
RYL	255	69	324
SOG	23	0	23
UAG	630	(660)	(30)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	89

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, and Class C shares of ten funds (each a “Fund” and collectively the “Funds”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly

90	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2013

from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective April 1, 2012, the Funds began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Funds may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedules of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of a Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may

ANNUAL REPORT	MARCH 31, 2013	91

Notes to Financial Statements (Cont.)

require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

92	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2013

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the

ANNUAL REPORT	MARCH 31, 2013	93

Notes to Financial Statements (Cont.)

benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. At March 31, 2013, the PIMCO Unconstrained Tax Managed Bond Fund had $2,886,579, in outstanding commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be

94	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2013

supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and

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date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they

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may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  Certain Funds may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns for a Fund or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or

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paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedules of Investments. They serve as an

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indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of March 31, 2013 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments, and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate

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earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to Schedules of Investments.

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8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class P	Administrative Class	Class D		A, B and C Classes
PIMCO California Intermediate Municipal Bond Fund	0.225%		0.22%	0.32%	N/A	0.30%		0.30%
PIMCO California Municipal Bond Fund	0.21%		0.23%	0.33%	N/A	0.33%		0.33%
PIMCO California Short Duration Municipal Income Fund	0.18%		0.15%	0.25%	N/A	0.30%		0.30%
PIMCO High Yield Municipal Bond Fund	0.30%	(1)	0.25%	0.35%	N/A	0.30%	(2)	0.30%	(2)
PIMCO Municipal Bond Fund	0.20%		0.24%	0.34%	0.24%	0.30%		0.30%
PIMCO National Intermediate Municipal Bond Fund	0.22%		0.23%	0.33%	N/A	0.33%		0.33%
PIMCO New York Municipal Bond Fund	0.225%		0.22%	0.32%	N/A	0.30%		0.30%
PIMCO Short Duration Municipal Income Fund	0.18%		0.15%	0.25%	0.15%	0.30%		0.30%
PIMCO Tax Managed Real Return Fund	0.25%		0.20%	0.30%	N/A	0.35%		0.35%
PIMCO Unconstrained Tax Managed Bond Fund	0.40%		0.30%	0.40%	N/A	0.45%		0.45%

(1)	Through July 31, 2012, PIMCO contractually agreed to waive 0.01% of the Investment Advisory Fee.
(2)	Through July 31, 2012, PIMCO contractually agreed to waive 0.05% of the Supervisory and Administrative Fee.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B and Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares, and in connection with personal services rendered to Class A, Class B and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

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Notes to Financial Statements (Cont.)

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO California Short Duration Municipal Income and PIMCO Short Duration Municipal Income Funds	0.30%	0.25%
PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond and PIMCO Tax Managed Real Return Funds	0.50%	0.25%
All other Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended March 31, 2013, the Distributor received $23,528,041 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO California Municipal Bond and PIMCO National Intermediate Municipal Bond Funds’ Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of the Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at March 31, 2013, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO California Municipal Bond	$37
PIMCO National Intermediate Municipal Bond	32

Prior to January 1, 2013, each unaffiliated Trustee received an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Effective January 1, 2013, each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $2,250.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

102	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2013

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2013, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO California Short Duration Municipal Income Fund	$7,088	$0
PIMCO High Yield Municipal Bond Fund	11,645	69,897
PIMCO Municipal Bond Fund	46,905	12,267
PIMCO National Intermediate Municipal Bond Fund	619	0
PIMCO New York Municipal Bond Fund	82	0
PIMCO Short Duration Municipal Income Fund	2,096	11,038
PIMCO Unconstrained Tax Managed Bond Fund	8,326	5,331

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended March 31, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO California Intermediate Municipal Bond Fund	$0	$18,002	$(15,300)	$1	$0	$2,703	$2	$0
PIMCO California Municipal Bond Fund	0	800	0	0	0	800	0	0
PIMCO California Short Duration Municipal Income Fund	0	17,102	(3,600)	(0)	2	13,504	2	0
PIMCO High Yield Municipal Bond Fund	0	33,303	(13,300)	0	2	20,005	3	0
PIMCO Municipal Bond Fund	0	54,807	(11,800)	0	5	43,012	7	0
PIMCO National Intermediate Municipal Bond Fund	0	1,400	(600)	0	0	800	0	0
PIMCO New York Municipal Bond Fund	0	10,902	(5,500)	0	0	5,402	1	0
PIMCO Short Duration Municipal Income Fund	0	68,710	(5,800)	0	6	62,916	10	0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term

ANNUAL REPORT	MARCH 31, 2013	103

Notes to Financial Statements (Cont.)

capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2013, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO California Intermediate Municipal Bond Fund	$0	$0	$86,327	$30,897
PIMCO California Municipal Bond Fund	0	0	6,068	884
PIMCO California Short Duration Municipal Income Fund	0	0	86,938	111,214
PIMCO High Yield Municipal Bond Fund	0	0	349,070	310,110
PIMCO Municipal Bond Fund	0	0	405,470	232,023
PIMCO National Intermediate Municipal Bond Fund	0	0	21,324	2,353
PIMCO New York Municipal Bond Fund	0	0	29,939	21,754
PIMCO Short Duration Municipal Income Fund	0	0	179,324	194,413
PIMCO Tax Managed Real Return Fund	0	0	22,610	26,865
PIMCO Unconstrained Tax Managed Bond Fund	141,758	116,053	159,832	73,919

104	PIMCO TAX-EFFICIENT STRATEGY FUNDS

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ANNUAL REPORT	MARCH 31, 2013	105

Notes to Financial Statements (Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO California Intermediate Municipal Bond Fund				PIMCO California Municipal Bond Fund (1)
	Year Ended 03/31/2013		Year Ended 03/31/2012		Period from 05/31/2012 to 03/31/2013
	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	5,623	$55,614	2,083	$19,969	385	$3,871
Class P	1,027	10,093	430	4,119	13	133
Administrative Class	0	0	0	0	0	0
Class D	255	2,511	310	2,970	38	388
Class A	1,967	19,321	3,013	28,637	180	1,845
Class B	0	0	0	0	0	0
Class C	541	5,314	704	6,722	7	73
Issued as reinvestment of distributions
Institutional Class	154	1,516	155	1,474	7	75
Class P	16	154	6	58	0	1
Administrative Class	0	0	0	0	0	0
Class D	11	107	16	161	0	4
Class A	136	1,337	132	1,253	2	19
Class B	0	0	0	0	0	0
Class C	16	161	13	126	0	1
Cost of shares redeemed
Institutional Class	(1,390)	(13,675)	(2,611)	(24,809)	(7)	(81)
Class P	(324)	(3,182)	(92)	(875)	0	0
Administrative Class	0	0	0	0	0	0
Class D	(229)	(2,238)	(396)	(3,794)	(3)	(35)
Class A	(2,021)	(19,887)	(857)	(8,119)	(10)	(101)
Class B	0	0	0	0	0	0
Class C	(273)	(2,687)	(225)	(2,151)	0	0
Net increase (decrease) resulting from Fund share transactions	5,509	$54,459	2,681	$25,741	612	$6,193

106	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2013

PIMCO California Short Duration Municipal Income Fund				PIMCO High Yield Municipal Bond Fund				PIMCO Municipal Bond Fund
Year Ended 03/31/2013		Year Ended 03/31/2012		Year Ended 03/31/2013		Year Ended 03/31/2012		Year Ended 03/31/2013		Year Ended 03/31/2012
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

3,198	$31,963	4,789	$48,143	25,399	$222,835	11,744	$94,460	8,976	$87,205	9,454	$86,103
1,781	17,796	1,964	19,741	3,470	30,138	1,901	15,493	7,490	72,240	4,782	43,756
0	0	0	0	0	0	0	0	63	603	1,131	10,132
412	4,113	90	904	6,761	59,439	3,220	26,238	2,528	24,478	1,868	17,113
6,505	65,076	8,027	80,753	12,466	108,464	11,008	89,146	12,298	118,622	17,979	162,940
0	0	0	0	0	0	0	0	16	153	16	151
112	1,128	653	6,544	3,187	27,800	2,099	17,070	4,711	45,482	5,964	54,107

68	686	106	1,066	647	5,687	563	4,544	419	4,040	470	4,263
14	138	13	133	42	360	23	184	206	1,992	50	462
0	0	0	0	0	0	0	0	2	17	2	21
4	42	6	66	162	1,419	154	1,242	61	588	58	525
95	948	164	1,646	696	6,088	516	4,174	754	7,278	529	4,822
0	0	0	0	0	0	0	0	2	18	5	45
1	9	1	16	167	1,463	147	1,186	236	2,280	183	1,666

(4,208)	(42,093)	(5,506)	(55,350)	(28,533)	(252,327)	(8,237)	(66,798)	(8,107)	(78,459)	(7,999)	(73,806)
(1,835)	(18,344)	(2,200)	(22,137)	(1,500)	(13,241)	(727)	(5,961)	(2,546)	(24,752)	(358)	(3,311)
0	0	0	0	0	0	0	0	(20)	(188)	(1,211)	(10,806)
(148)	(1,477)	(198)	(1,992)	(6,019)	(53,118)	(2,698)	(22,020)	(2,331)	(22,607)	(1,544)	(14,227)
(9,740)	(97,328)	(9,221)	(92,681)	(10,226)	(90,057)	(3,809)	(30,503)	(7,705)	(74,479)	(3,578)	(32,405)
0	0	0	0	0	0	0	0	(89)	(856)	(283)	(2,534)
(147)	(1,475)	(568)	(5,699)	(1,390)	(12,257)	(931)	(7,456)	(1,936)	(18,809)	(1,586)	(14,300)
(3,888)	$(38,818)	(1,880)	$(18,847)	5,329	$42,693	14,973	$120,999	15,028	$144,846	25,932	$234,717

ANNUAL REPORT	MARCH 31, 2013	107

Notes to Financial Statements (Cont.)

	PIMCO National Intermediate Municipal Bond Fund (2)		PIMCO New York Municipal Bond Fund
	Period from 05/31/2012 to 03/31/2013		Year Ended 03/31/2013		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	433	$4,368	1,138	$12,904	1,184	$12,930
Class P	105	1,086	304	3,457	63	689
Administrative Class	0	0	0	0	0	0
Class D	87	890	229	2,576	346	3,772
Class A	1,051	10,910	1,308	14,823	2,006	22,007
Class B	0	0	0	0	0	0
Class C	148	1,536	345	3,906	448	4,891
Issued as reinvestment of distributions
Institutional Class	4	44	229	2,597	296	3,235
Class P	0	5	9	105	7	83
Administrative Class	0	0	0	0	0	0
Class D	0	3	55	624	73	793
Class A	3	31	128	1,451	115	1,262
Class B	0	0	0	0	0	0
Class C	0	4	16	182	11	121
Cost of shares redeemed
Institutional Class	(97)	(998)	(1,638)	(18,627)	(2,394)	(26,265)
Class P	(1)	(19)	(86)	(985)	(39)	(428)
Administrative Class	0	0	0	0	0	0
Class D	(70)	(728)	(439)	(4,972)	(717)	(7,806)
Class A	(13)	(140)	(971)	(10,988)	(1,044)	(11,464)
Class B	0	0	0	0	0	0
Class C	(1)	(16)	(152)	(1,722)	(54)	(592)
Net increase (decrease) resulting from Fund share transactions	1,649	$16,976	475	$5,331	301	$3,228

108	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2013

PIMCO Short Duration Municipal Income Fund				PIMCO Tax Managed Real Return Fund				PIMCO Unconstrained Tax Managed Bond Fund (3)
Year Ended 03/31/2013		Year Ended 03/31/2012		Year Ended 03/31/2013		Year Ended 03/31/2012		Year Ended 03/31/2013		Year Ended 03/31/2012
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

14,853	$126,227	9,520	$80,675	1,745	$19,210	5,300	$56,500	13,448	$145,151	8,367	$86,205
3,958	33,643	1,328	11,247	122	1,342	165	1,770	4,184	44,988	2,395	24,841
50	431	209	1,777	0	0	0	0	0	0	0	0
906	7,691	199	1,692	275	3,015	390	4,169	1,694	18,326	1,315	13,597
15,769	134,077	11,088	94,014	355	3,896	965	10,379	1,729	18,629	2,830	29,461
0	0	0	0	0	0	0	0	0	0	0	0
414	3,516	716	6,071	93	1,020	256	2,746	353	3,823	450	4,670

211	1,796	326	2,766	110	1,209	95	1,012	274	2,934	181	1,871
13	110	11	93	5	50	2	20	46	492	30	310
2	13	6	48	0	0	0	0	0	0	0	0
4	31	6	50	8	91	4	42	24	259	24	250
126	1,073	154	1,306	20	218	7	70	39	420	56	574
0	0	0	0	0	0	0	0	0	0	0	0
6	53	16	131	5	57	2	17	9	96	7	70

(22,116)	(187,896)	(7,836)	(66,466)	(2,884)	(31,735)	(3,283)	(34,537)	(4,380)	(47,195)	(9,228)	(94,850)
(1,142)	(9,700)	(1,213)	(10,296)	(99)	(1,095)	(40)	(423)	(1,594)	(17,180)	(3,390)	(34,946)
(496)	(4,215)	(204)	(1,735)	0	0	0	0	0	0	0	0
(822)	(6,983)	(576)	(4,891)	(182)	(1,998)	(271)	(2,900)	(582)	(6,259)	(1,229)	(12,701)
(10,487)	(89,153)	(7,731)	(65,661)	(561)	(6,177)	(224)	(2,392)	(2,552)	(27,136)	(5,093)	(52,502)
0	0	0	0	0	0	0	0	0	0	0	0
(710)	(6,035)	(1,122)	(9,524)	(100)	(1,096)	(41)	(443)	(568)	(6,084)	(1,158)	(11,947)
539	$4,679	4,897	$41,297	(1,088)	$(11,993)	3,327	$36,030	12,124	$131,264	(4,443)	$(45,097)

(1)	As of March 31, 2013, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 51% of the Fund, and the shareholder’s related party of the Fund.*
(2)	As of March 31, 2013, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 18% of the Fund, and the shareholder’s related party of the Fund.*
(3)	As of March 31, 2013, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 27% of the Fund.
*	Related parties may include, but are not limited to the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors of employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2013, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2010-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

ANNUAL REPORT	MARCH 31, 2013	109

Notes to Financial Statements (Cont.)

As of March 31, 2013, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Qualified Late-Year Loss Deferral- Capital (4)	Qualified Late-Year Loss Deferral- Ordinary (5)
PIMCO California Intermediate Municipal Bond Fund	$303	$12	$0	$7,540	$(26)	$(11,682)	$0	$0
PIMCO California Municipal Bond Fund	0	0	0	9	(0)	0	0	0
PIMCO California Short Duration Municipal Income Fund	46	12	0	1,966	(9)	(4,386)	0	0
PIMCO High Yield Municipal Bond Fund	27	350	0	20,303	(247)	(30,290)	0	0
PIMCO Municipal Bond Fund	1,805	0	0	34,271	(205)	(72,466)	0	0
PIMCO National Intermediate Municipal Bond Fund	0	1	0	(33)	(0)	0	0	0
PIMCO New York Municipal Bond Fund	18	0	0	14,768	(13)	(5,449)	0	0
PIMCO Short Duration Municipal Income Fund	315	22	0	2,868	(12)	(54,431)	0	0
PIMCO Tax Managed Real Return Fund	6	61	224	2,816	(2)	0	0	0
PIMCO Unconstrained Tax Managed Bond Fund	2,599	470	0	24,749	(1,031)	(15,698)	0	0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2012 through March 31, 2013 which the Funds elected to defer to the following taxable year pursuant to federal income tax regulations.
(5)

Specified losses realized during the period November 1, 2012 through March 31, 2013 and Ordinary losses realized during the period January 1, 2013 through March 31, 2013, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2013, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	03/31/2014	03/31/2015	03/31/2016	03/31/2017	03/31/2018	03/31/2019
PIMCO California Intermediate Municipal Bond Fund	$1,180	$229	$1,476	$311	$6,912	$397
PIMCO California Municipal Bond Fund	0	0	0	0	0	0
PIMCO California Short Duration Municipal Income Fund	0	0	0	5	324	81
PIMCO High Yield Municipal Bond Fund	0	0	3,645	6,087	17,767	941
PIMCO Municipal Bond Fund	0	0	0	1,216	68,427	2,823
PIMCO National Intermediate Municipal Bond Fund	0	0	0	0	0	0
PIMCO New York Municipal Bond Fund	0	0	0	0	3,155	776
PIMCO Short Duration Municipal Income Fund	1,739	0	0	8,426	37,870	55
PIMCO Tax Managed Real Return Fund	0	0	0	0	0	0
PIMCO Unconstrained Tax Managed Bond Fund	0	0	0	0	0	1,279

Under the recently enacted Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2013, the Funds had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO California Intermediate Municipal Bond Fund	$1,178	$0
PIMCO California Municipal Bond Fund	0	0
PIMCO California Short Duration Municipal Income Fund	3,666	309
PIMCO High Yield Municipal Bond Fund	299	1,551
PIMCO Municipal Bond Fund	0	0
PIMCO National Intermediate Municipal Bond Fund	0	0

110	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2013

	Short-Term	Long-Term
PIMCO New York Municipal Bond Fund	$1,518	$0
PIMCO Short Duration Municipal Income Fund	5,416	925
PIMCO Tax Managed Real Return Fund	0	0
PIMCO Unconstrained Tax Managed Bond Fund	10,651	3,768

As of March 31, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (6)
PIMCO California Intermediate Municipal Bond Fund	$173,892	$8,563	$(843)	$7,720
PIMCO California Municipal Bond Fund	6,132	46	(37)	9
PIMCO California Short Duration Municipal Income Fund	226,820	2,067	(101)	1,965
PIMCO High Yield Municipal Bond Fund	396,546	33,061	(11,548)	21,512
PIMCO Municipal Bond Fund	681,647	37,051	(1,804)	35,246
PIMCO National Intermediate Municipal Bond Fund	19,809	99	(132)	(33)
PIMCO New York Municipal Bond Fund	154,653	15,168	(134)	15,033
PIMCO Short Duration Municipal Income Fund	385,493	3,127	(259)	2,868
PIMCO Tax Managed Real Return Fund	63,242	2,894	(26)	2,868
PIMCO Unconstrained Tax Managed Bond Fund	405,035	31,387	(2,882)	28,505

(6)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals and treasury inflation-protected securities deflationary adjustments for federal income tax purposes.

For the fiscal years ended March 31, 2013 and March 31, 2012, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2013				March 31, 2012
	Tax-Exempt Income Distributions	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)	Tax-Exempt Income Distributions	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)
PIMCO California Intermediate Municipal Bond Fund	$3,476	$140	$0	$0	$3,337	$196	$0	$0
PIMCO California Municipal Bond Fund	85	13	0	0	0	0	0	0
PIMCO California Short Duration Municipal Income Fund	2,087	74	0	0	3,164	244	0	0
PIMCO High Yield Municipal Bond Fund	17,715	435	0	0	13,385	565	0	0
PIMCO Municipal Bond Fund	17,741	1,046	0	0	13,025	1,229	0	0
PIMCO National Intermediate Municipal Bond Fund	76	13	0	0	0	0	0	0
PIMCO New York Municipal Bond Fund	5,049	69	0	0	5,481	323	0	0
PIMCO Short Duration Municipal Income Fund	3,029	210	0	0	4,344	423	0	0
PIMCO Tax Managed Real Return Fund	1,042	80	538	0	1,116	31	31	0
PIMCO Unconstrained Tax Managed Bond Fund	2,957	1,973	0	0	1,624	2,600	0	0

(7)	Includes short-term capital gains, if any, distributed.
(8)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

ANNUAL REPORT	MARCH 31, 2013	111

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund, PIMCO Short Duration Municipal Income Fund, PIMCO Tax Managed Real Return Fund and PIMCO Unconstrained Tax Managed Bond Fund (ten series of PIMCO Funds, hereinafter referred to as the “Funds”) at March 31, 2013, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereinafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 23, 2013

112	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSX	Morgan Stanley Capital Group, Inc.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	RUB	Russian Ruble
BRL	Brazilian Real	GBP	British Pound	SEK	Swedish Krona
CAD	Canadian Dollar	MXN	Mexican Peso	USD	United States Dollar
CNY	Chinese Renminbi

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	MCDX	Municipal Bond Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	RPI	Retail Price Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHA	Federal Housing Administration	MBIA	Municipal Bond Investors Assurance
AGC	Assured Guaranty Corp.	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FNMA	Federal National Mortgage Association	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
BHAC	Berkshire Hathaway Assurance Corporation	GTD	Guaranteed	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	HUD	U.S. Department of Housing and Urban Development	ST	State
CR	Custodial Receipts	IBC	Insured Bond Certificate	VA	Department of Veterans Affairs
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company
ADR	American Depositary Receipt	CBO	Collateralized Bond Obligation	LIBOR	London Interbank Offered Rate
AID	Agency International Development	CDI	Brazil Interbank Deposit Rate	M-S-R	Mechanical Systems Review
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	STIBOR	Stockholm Interbank Offered Rate
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TIBOR	Tokyo Interbank Offered Rate

ANNUAL REPORT	MARCH 31, 2013	113

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2013) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Funds’ dividend distribution that qualifies under tax law. The percentage of each Funds’ fiscal 2013 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2013 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2013 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2013 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
PIMCO California Intermediate Municipal Bond Fund	0.00%	0.00%	$0	$0
PIMCO California Municipal Bond Fund	0.00%	0.00%	0	0
PIMCO California Short Duration Municipal Income Fund	0.00%	0.00%	0	0
PIMCO High Yield Municipal Bond Fund	0.00%	0.00%	0	0
PIMCO Municipal Bond Fund	0.00%	0.00%	0	0
PIMCO National Intermediate Municipal Bond Fund	0.00%	0.00%	0	0
PIMCO New York Municipal Bond Fund	0.00%	0.00%	0	0
PIMCO Short Duration Municipal Income Fund	0.00%	0.00%	0	0
PIMCO Tax Managed Real Return Fund	0.00%	0.00%	0	0
PIMCO Unconstrained Tax Managed Bond Fund	0.00%	0.00%	1,878	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2014, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2013.

114	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Management of the Trust

(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Portfolio’s Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (800) 927-4648 or visit our website at http://pvit.pimco-funds.com.

Name, Year of Birth and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (1959) Chairman of the Board and Trustee	08/1997 to Present	Managing Director and member of Executive Committee, PIMCO.	167	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc.; Director, Applied Natural Gas Fuels, Inc. and member of Board of Governors, Investment Company Institute. Board Member and Owner, Harris Holdings, LLC. Formerly, Chairman and Director, PCM Fund, Inc. Formerly, Chairman and Director, PIMCO Strategic Global Government Fund, Inc.

Douglas M. Hodge* (1957) Trustee	02/2010 to Present	Managing Director; Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.	160	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (1940) Trustee	05/2000 to Present	Private Investor; Formerly, President, Houston Zoo.	167	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series). Formerly, Director, PCM Fund, Inc.

Vern O. Curtis (1934) Trustee	08/1997 to Present	Private Investor.	167	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Director, PCM Fund, Inc.

J. Michael Hagan (1939) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily to manufacturing companies).	160	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust. Formerly, Director, PCM Fund, Inc.

Ronald C. Parker (1951) Trustee	07/2009 to Present	Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products)	160	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

William J. Popejoy (1938) Trustee	08/1997 to Present	Private Investor.	160	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Formerly, Director, PCM Fund, Inc.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with PIMCO.

** Trustees serve until their successors are duly elected and qualified

ANNUAL REPORT	MARCH 31, 2013	115

Management of the Trust (Cont.)

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Officers

Brent R. Harris (1959) President	03/2009 to Present	Managing Director and member of Executive Committee, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to Present	Managing Director, PIMCO.

William H. Gross (1944) Senior Vice President	08/1997 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (1958) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Co-Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

Douglas M. Hodge (1957) Senior Vice President	05/2010 to Present	Managing Director; Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.

Kevin M. Broadwater (1964) Vice President - Senior Counsel	05/2012 to Present	Executive Vice President and Attorney, PIMCO.

J. Stephen King (1962) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Associate, Dechert LLP.

Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Willkie Farr & Gallagher LLP.

Eric D. Johnson (1970) Vice President	05/2011 to Present	Senior Vice President, PIMCO.

Henrik P. Larsen (1970) Vice President	02/1999 to Present	Senior Vice President, PIMCO.

Peter G. Strelow (1970) Vice President	05/2008 to Present	Managing Director, PIMCO.

Greggory S. Wolf (1970) Vice President	05/2011 to Present	Senior Vice President, PIMCO.

John P. Hardaway (1957) Treasurer	08/1997 to Present	Executive Vice President, PIMCO.

Stacie D. Anctil (1969) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO.

Trent W. Walker (1974) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO.

116	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Privacy Policy

(Unaudited)

The Funds1,2 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect its rights or property, or upon reasonable request by any investment fund managed by the Adviser in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with its affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Adviser, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on the Funds’ internet websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

1 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

2 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined, policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	MARCH 31, 2013	117

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF3002AR_033113

Your Global Investment Authority

PIMCO Funds

Annual Report

March 31, 2013

Private Account Portfolio Series

PIMCO Asset-Backed Securities Portfolio

PIMCO Developing Local Markets Portfolio

PIMCO Emerging Markets Portfolio

PIMCO FX Strategy Portfolio

PIMCO High Yield Portfolio

PIMCO Investment Grade Corporate Portfolio

PIMCO Long Duration Corporate Bond Portfolio

PIMCO Low Duration Portfolio

PIMCO Moderate Duration Portfolio

PIMCO Mortgage Portfolio

PIMCO Municipal Sector Portfolio

PIMCO Real Return Portfolio

PIMCO Senior Floating Rate Portfolio

PIMCO Short-Term Portfolio

PIMCO Short-Term Floating NAV Portfolio

PIMCO Short-Term Floating NAV Portfolio II

PIMCO U.S. Government Sector Portfolio

PIMCO International Portfolio

PIMCO Short-Term Floating NAV Portfolio III

		Page

Chairman’s Letter		2
Important Information About the Portfolios		4
Expense Examples		24
Benchmark Descriptions		26
Financial Highlights		28
Statements of Assets and Liabilities		32
Consolidated Statements of Assets and Liabilities		34
Statements of Operations		35
Consolidated Statements of Operations		38
Statements of Changes in Net Assets		39
Consolidated Statements of Changes in Net Assets		43
Statements of Cash Flows		44
Notes to Financial Statements		170
Report of Independent Registered Public Accounting Firm		192
Glossary		193
Federal Income Tax Information		194
Management of the Trust		195
Privacy Policy		197

Portfolio	Portfolio Summary	Schedule of Investments

PIMCO Asset-Backed Securities Portfolio	5	45
PIMCO Developing Local Markets Portfolio	6	55
PIMCO Emerging Markets Portfolio	7	58
PIMCO FX Strategy Portfolio	8	64
PIMCO High Yield Portfolio	9	68
PIMCO Investment Grade Corporate Portfolio	10	78
PIMCO Long Duration Corporate Bond Portfolio	11	88
PIMCO Low Duration Portfolio	12	107
PIMCO Moderate Duration Portfolio	13	110
PIMCO Mortgage Portfolio	14	114
PIMCO Municipal Sector Portfolio	15	123
PIMCO Real Return Portfolio	16	127
PIMCO Senior Floating Rate Portfolio	17	133
PIMCO Short-Term Portfolio	18	136
PIMCO Short-Term Floating NAV Portfolio	19	145
PIMCO Short-Term Floating NAV Portfolio II	20	150
PIMCO U.S. Government Sector Portfolio	21	154
PIMCO International Portfolio	22	158
PIMCO Short-Term Floating NAV Portfolio III	23	164

Chairman’s Letter

Dear Shareholder,

Over the reporting period, the major Western central banks resorted to an unprecedented commitment to support asset prices and drive down interest rates through various monetary policy measures. As a result, low yields in perceived safe assets1 (such as U.S. Treasuries and German Bunds) encouraged investors to move further out the risk spectrum. The availability of “easy money” and asset purchases, derived from central bank quantitative easing policies and near-zero interest rates, helped to inflate most risk assets by encouraging greater risk taking as investors searched for higher returns and yields. Equity indices in the U.S. rallied and reached new highs, while yields on U.S. Treasuries and most developed market sovereign bonds remained low. Signs of an improving U.S. housing market and positive U.S. economic data also contributed to increased investor risk appetite, despite a period marked by ongoing geopolitical uncertainty and growing concerns about global economic growth. In particular, the unresolved banking crisis in Cyprus (and potentially more broadly across peripheral European countries), the continuing social unrest in the Middle East, and the unsettling situation with North Korea kept investors on edge.

The Federal Reserve (“Fed”) initiated a third round of quantitative easing, or QE3, expanding the Fed’s purchases beyond U.S. Treasuries to Agency mortgage-backed securities. In addition, the Fed announced that it would tie forward policy guidance to unemployment and inflation targets as well as maintain its $85 billion monthly asset purchase program. The U.S. Congress largely averted going over the fiscal cliff at year-end by passing the American Taxpayers Relief Act, but set the stage for potential fiscal uncertainty into 2013 due to its failure to reach a deal on the sequestration.

Within Europe, the imperfect rescue of the Cypriot financial system set new precedents on the eurozone’s four year old debt crisis, by forcing losses on uninsured Cypriot bank depositors and undermining public confidence in financial institutions. In mid-December 2012, Standard & Poor’s upgraded Greece’s sovereign debt rating from selective default to B-/B (the highest debt rating Greece has received since June 2011) due to the country’s debt buyback (financed by its European partners) and confidence that other eurozone members were committed to keeping Greece within the union. Furthermore, the European Central Bank (“ECB”) and other major European central banks reiterated their commitment to keep interest rates low for as long as necessary to help facilitate implementation of structural economic reforms in the region.

Included below are highlights of the financial markets during our twelve-month reporting period:

■

U.S. Treasury yields ended the period lower, with prices on these securities therefore higher. The yield on the benchmark ten-year U.S. Treasury note was 1.85%, or 0.36% lower than on March 31, 2012, but above its record low of 1.39% in July 2012. The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the ECB maintained its main policy rate at 0.75% during the reporting period, but lowered the rate to 0.50% in early May. The Bank of Japan announced an expanded monetary stimulus policy that includes plans for direct purchases of Japanese government bonds. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 3.77% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 5.68%, as represented by the Barclays U.S. TIPS Index, outperforming nominal U.S. Treasuries. Lower real yields, which declined across the maturity spectrum on the back of continued policy action by the Fed, drove the majority of U.S. TIPS returns. Breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) widened as the market priced in higher longer-term inflation given the Fed’s expanded scope of accommodative monetary policies. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.03%.

[1]	All investments contain risk and may lose value.

2	PRIVATE ACCOUNT PORTFOLIO SERIES

■

Agency mortgage-backed securities (“MBS”) underperformed like-duration U.S. Treasuries generally due to positive economic data in the U.S. and investor concern that the Fed might curtail its purchases of Agency MBS sooner than anticipated. While the mortgage sector as a whole underperformed, volatility in relative valuations between coupons remained as higher coupons benefited from positive supply technicals (or ongoing demand but no new issuance) and demand for lower duration assets. Non-Agency MBS, however, outperformed U.S. Treasuries amid investor appetite for higher yielding assets, limited new issue supply, and growing optimism regarding the recovery in the U.S. housing market. Commercial MBS (“CMBS”) also outperformed U.S. Treasuries, with lower credit quality securities exhibiting the strongest performance.

■

The investment grade and high yield corporate bond sectors outperformed like-duration U.S. Treasuries, driven by improving U.S. corporate growth prospects and investors’ search for yield. The financial sector, in particular, outperformed due to generally strong earnings and continued strengthening in corporate balance sheets.

■

Municipal bonds, both tax-exempt and taxable Build America Bonds, posted positive absolute returns as yields moved lower across the municipal yield curve. Select lower quality municipal sectors outperformed higher quality sectors as investors looked for yield by extending out the yield curve and down the credit spectrum.

■

Emerging market (“EM”) fixed income assets outperformed U.S. Treasuries as improved risk sentiment and global central bank quantitative easing policies reduced credit spreads and drove interest rates lower, fueling gains in both external and local EM bonds.

■

U.S. equities, as measured by the S&P 500 Index, returned 13.96% as investors embraced riskier assets in their search for higher returns. Global equities, as represented by the MSCI World Index, returned 11.85% despite concern over the Cypriot banking crisis and potential contagion to other peripheral eurozone countries. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 1.95%, underperforming developed market equities largely due to weaker EM corporate earnings.

On the following pages of this Annual Report for the Private Account Portfolio Series (the “Portfolios”), the separate portfolios of the PIMCO Funds, please find specific details as to each Portfolio’s investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Portfolios investments, please contact your account manager. We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds May 22, 2013

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2013	3

Important Information About the Portfolios

We believe that bond portfolios have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond portfolios, and fixed-income securities held by a Portfolio are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Portfolio.

Bond portfolios and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolios may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: senior debt risk, interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk and short sale risk. A complete description of these and other risks is contained in each Portfolio’s offering memorandum. The use of derivatives may subject the Portfolios to greater volatility than investments in traditional securities. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a portfolio could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Portfolio. For example, a small investment in a derivative instrument may have a significant impact on a Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. A Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. A Portfolio may invest a significant portion of its assets in these types of instruments. If it does, a Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. A non-diversified portfolio may have additional risk and volatility compared to a diversified portfolio. Shareholders of a municipal bond portfolio will, at times, incur a tax liability, as income from such a portfolio may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Portfolio Summary page in this Annual Report (“Shareholder Report”), the Average Annual Total Return Investment Performance table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Portfolio commenced operations. Each Portfolio measures its performance against a broad-based securities market index (“benchmark index”). Each benchmark index does not take into account fees, expenses or taxes.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolios.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 927-4648 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Portfolio’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Portfolios’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling (800) 927-4648. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Asset-Backed Securities Portfolio

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Mortgage-Backed Securities	45.6%
Asset-Backed Securities	24.7%
U.S. Treasury Obligations	18.0%
U.S. Government Agencies	7.8%
Short-Term Instruments	1.5%
Other	2.4%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (10/31/00)
PIMCO Asset-Backed Securities Portfolio	17.32%	10.66%	7.74%	8.32%
Citigroup 3-Month Treasury Bill Index	0.08%	0.31%	1.66%	1.91%
Barclays Asset-Backed Securities Index	2.85%	5.08%	3.78%	4.90%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

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The PIMCO Asset-Backed Securities Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities (“ABS”) of varying maturities, which may be represented by options, futures contracts, or swap agreements. Assets not invested in ABS may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

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Exposure to senior mortgage credit, including senior non-Agency mortgage-backed securities (“MBS”) and commercial MBS (“CMBS”), added to returns due to income and price appreciation on these securities during the reporting period.

»	An allocation to 4.0% coupon conventional MBS added to performance as these securities outperformed the Barclays Asset-Backed Securities Index during the reporting period.

»	An allocation to U.S. Treasuries added to performance as the sector outperformed the Barclays Asset-Backed Securities Index during the reporting period.

»	An underweight to credit card and stranded utility ABS detracted from performance as these sectors outperformed the Barclays Asset-Backed Securities Index during the reporting period.

ANNUAL REPORT	MARCH 31, 2013	5

PIMCO Developing Local Markets Portfolio

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Brazil	60.4%
Short-Term Instruments	32.6%
United States	7.0%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	Fund Inception (07/30/04)
PIMCO Developing Local Markets Portfolio	20.60%	3.93%	7.63%
Citigroup 3-Month Treasury Bill Index	0.08%	0.31%	1.76%	*
Custom JPM ELMI+ Benchmark	1.44%	2.96%	7.06%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 07/31/2004.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

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The PIMCO Developing Local Markets Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, developing markets. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income Organization for Economic Cooperation and Development economies for the past five consecutive years. The Portfolio’s investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to the Mexican peso towards the latter part of the reporting period added to performance as the currency outperformed the Portfolio’s secondary benchmark index.

»	An allocation to local interest rates in Brazil contributed to performance as Brazil local rates outperformed the Portfolio’s secondary benchmark index during the reporting period.

»	An allocation to local interest rates in Mexico contributed to performance as Mexico local rates outperformed the Portfolio’s secondary benchmark index during the reporting period.

»	An overweight to the Indonesian rupiah, which underperformed the Portfolio’s secondary benchmark index during the reporting period, detracted from performance.

»	An allocation to the Brazilian real detracted from performance as the Brazilian real posted negative returns during the reporting period.

6	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Emerging Markets Portfolio

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Short-Term Instruments	39.1%
Brazil	25.1%
Mexico	16.8%
United States	3.6%
Virgin Islands (British)	3.5%
Other	11.9%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (04/03/98)
PIMCO Emerging Markets Portfolio	9.28%	5.79%	8.65%	9.98%
Citigroup 3-Month Treasury Bill Index	0.08%	0.31%	1.66%	2.46%	*
Custom JPM ELMI+ Benchmark	1.44%	2.96%	6.65%	7.58%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 03/31/1998.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

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The PIMCO Emerging Markets Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of Fixed Income Instruments that economically are tied to emerging market countries, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An underweight to the Brazilian real benefited performance as the currency underperformed the Portfolio’s secondary benchmark index during the reporting period.

»	An underweight to the Indonesian rupiah benefited performance as the currency underperformed the Portfolio’s secondary benchmark index during the reporting period.

»	An allocation to Brazilian external debt benefited performance as the sector performed well during the reporting period.

»	An underweight to the Mexican peso detracted from performance as the currency outperformed the Portfolio’s secondary benchmark index during the reporting period.

»	An underweight to the Chinese yuan detracted from performance as the currency outperformed the Portfolio’s secondary benchmark index during the reporting period.

ANNUAL REPORT	MARCH 31, 2013	7

PIMCO FX Strategy Portfolio

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Short-Term Instruments	98.0%
Purchased Options	2.0%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	Fund Inception (10/05/10)
PIMCO FX Strategy Portfolio	5.45%	0.17%
BofA Merrill Lynch 3-Month Treasury Bill Index	0.12%	0.11%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 09/30/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

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The PIMCO FX Strategy Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances in foreign (non-U.S.) currency positions backed by a portfolio of money market securities. The Portfolio may invest up to 50% of its total assets in positions related to a single foreign (non-U.S.) currency. The Portfolio’s investments may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Portfolio may, but is not required to, hedge its exposure to foreign (non-U.S.) currencies.

»	A short position in the Japanese yen between November 2012 and March 2013 contributed to performance as the currency depreciated relative to the U.S. dollar during this period.

»	A short position in the euro contributed to performance as the currency depreciated relative to the U.S. dollar.

»	A short position in the British pound contributed to performance as the currency depreciated relative to the U.S. dollar in May 2012 and between January and March 2013.

»	A short position in the Swiss franc between April and June 2012 contributed to performance as the currency depreciated relative to the U.S. dollar during this period.

»

A long position in the Norwegian krone between April and May 2012 and October 2012 through March 2013 detracted from performance as the currency depreciated relative to the U.S. dollar during these periods.

»	A long position in the Canadian dollar in May 2012 and between September 2012 and March 2013 detracted from performance as the currency depreciated relative to the U.S. dollar during these periods.

8	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO High Yield Portfolio

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Industrials	42.2%
Banking & Finance	25.3%
Bank Loan Obligations	11.4%
Utilities	7.1%
Short-Term Instruments	3.4%
Other	10.6%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (12/08/00)
PIMCO High Yield Portfolio	16.01%	11.13%	10.35%	8.45%
Citigroup 3-Month Treasury Bill Index	0.08%	0.31%	1.66%	1.88%	*
BofA Merrill Lynch U.S. High Yield, BB-B Rated Index	12.48%	10.10%	9.03%	8.32%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 11/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

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The PIMCO High Yield Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.

»	In general, the Portfolio’s performance benefited from exposure to European issuers where returns were significantly stronger than their U.S. counterparts.

»	An underweight to the banking sector, which was among the top-performing industry categories over the reporting period, detracted from relative returns.

»	Security selection in the auto sector, where higher-rated issuers underperformed mid-to-low rated bonds, detracted from performance.

»	An underweight to the telecom sector detracted from relative returns as the broader category outperformed the general high yield bond market during the reporting period.

»	An underweight to the metals and mining sector, which underperformed the general high yield bond market, was a strong contributor to performance.

»	An underweight to retailers added to relative performance as the sector underperformed the general high yield bond market during the reporting period.

ANNUAL REPORT	MARCH 31, 2013	9

PIMCO Investment Grade Corporate Portfolio

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Banking & Finance	60.0%
Industrials	15.1%
Short-Term Instruments	12.5%
Utilities	7.1%
U.S. Government Agencies	1.3%
Other	4.0%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (01/26/00)
PIMCO Investment Grade Corporate Portfolio	12.63%	9.21%	8.59%	9.04%
Citigroup 3-Month Treasury Bill Index	0.08%	0.31%	1.66%	2.13%	*
Barclays Credit Investment Grade Index (Ex-Aa3 and Higher)	7.77%	8.13%	6.25%	7.17%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 01/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

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The PIMCO Investment Grade Corporate Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of investment grade corporate fixed income investments of varying maturities, which may be represented by options, futures contracts, and/or swap agreements.

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Duration (or sensitivity to changes in market interest rates) and yield curve positioning was net positive for returns. An overweight to U.S. duration benefited performance as yields fell. An underweight to duration in the U.K. and Europe detracted from returns as yields fell in these regions. Neutral yield curve positioning in the U.S. was neutral for performance.

»	An overweight exposure to the pipelines sector benefited performance as the sector outperformed during the reporting period.

»	An overweight to independent E&P (Exploration & Production) energy credits detracted from performance as the sector underperformed during the reporting period.

»	An overweight to the airlines sector benefited performance as the sector outperformed during the reporting period.

»	An underweight to the wireless telecommunications sector benefited performance as the sector underperformed during the reporting period.

»	An overweight to tobacco issuers benefited relative performance as the sector outperformed during the reporting period.

»	An overweight to the metals and mining sector detracted from performance as the sector underperformed during the reporting period.

10	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Long Duration Corporate Bond Portfolio

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Corporate Bonds & Notes	68.2%
U.S. Treasury Obligations	13.3%
Municipal Bonds & Notes	9.0%
Sovereign Issues	6.3%
Short-Term Instruments	2.4%
Other	0.8%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	Fund Inception (12/22/08)
PIMCO Long Duration Corporate Bond Portfolio	14.59%	12.53%
Barclays U.S. Long Credit Index	9.83%	12.93%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 12/31/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

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The PIMCO Long Duration Corporate Bond Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of corporate Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

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Duration (or sensitivity to changes in market interest rates) and yield curve positioning were net positive for performance. An underweight to U.S. duration was negative for performance as yields fell, but was offset by an overweight to U.K. and Australian duration. Positioning designed to benefit from the steepening of the U.S., U.K. and European yield curves detracted from performance during the reporting period.

»	An overweight to the banks sector benefited performance as the sector outperformed the broader corporate bond market during the reporting period.

»	An overweight to the life insurance sector benefited performance as the sector outperformed the broader corporate bond market during the reporting period.

»	An overweight to the metals and mining sector detracted from performance as the sector underperformed the broader corporate bond market during the reporting period.

»	An overweight to the pipelines sector benefited performance as the sector outperformed the broader corporate bond market during the reporting period.

»	An overweight to independent E&P (Exploration and Production) energy credits detracted from performance as the sector underperformed the broader corporate bond market during the reporting period.

»	An underweight to the technology sector benefited performance as the sector underperformed the broader corporate bond market during the reporting period.

ANNUAL REPORT	MARCH 31, 2013	11

PIMCO Low Duration Portfolio

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

U.S. Treasury Obligations	37.7%
Short-Term Instruments	35.9%
Corporate Bonds & Notes	10.2%
U.S. Government Agencies	9.8%
Asset-Backed Securities	4.1%
Other	2.3%
‡	% of Total Investments as of 03/31/13

Cumulative Total Return for the period ended March 31, 2013
Fund Inception (05/31/12)
PIMCO Low Duration Portfolio	0.93%
Barclays 1-3 Year Government/Credit Index	0.91%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

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The PIMCO Low Duration Portfolio seeks to provide income, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Portfolio commenced operations on May 31, 2012.

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The Portfolio’s overweight U.S. duration position (or sensitivity to changes in market interest rates) detracted from performance as rates in the five- to ten-year portion of the U.S Treasury yield curve rose over the period since the Portfolio’s inception.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) added to overall performance as yields fell on the U.S. Treasury inflation-indexed yield curve.

»	Allocations to U.S. dollar-denominated emerging market debt benefited performance as the sector experienced positive returns during the reporting period.

»	An underweight exposure to investment grade corporates detracted from performance as corporate spreads tightened during the reporting period.

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Exposure to the mortgage sector, including both Agency mortgage-backed securities and non-Agency mortgage-backed securities, added to performance as these securities experienced positive returns during the reporting period.

12	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Moderate Duration Portfolio

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Short-Term Instruments	36.2%
U.S. Treasury Obligations	31.9%
Corporate Bonds & Notes	18.5%
U.S. Government Agencies	9.7%
Municipal Bonds & Notes	2.8%
Sovereign Issues	0.9%
‡	% of Total Investments as of 03/31/13

Cumulative Total Return for the period ended March 31, 2013
Fund Inception (07/31/12)
PIMCO Moderate Duration Portfolio	0.64%
Barclays Intermediate Aggregate Bond Index	0.76%
Barclays Intermediate Government/Credit Index*	1.04%

All Portfolio returns are net of fees and expenses.

* Prior to February 1, 2013, the Portfolio’s primary benchmark was the Barclays Intermediate Government/Credit Index. The Portfolio’s new broad-based securities market index was selected as its use is more closely aligned with the Portfolio’s investment philosophy and the universe of securities in which PIMCO invests for purposes of the Portfolio.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

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The PIMCO Moderate Duration Portfolio seeks to provide income, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Portfolio commenced operations on July 31, 2012.

»	An average overweight duration (or sensitivity to changes in market interest rates) detracted from performance as rates rose from the period since the Portfolio’s inception.

»	Exposure to Agency mortgage-backed securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Within the investment grade corporate sector, a focus on bonds of financial companies added to returns as financials outperformed the overall investment grade corporate market.

»	Modest exposure to municipal bonds added to returns as the sector outperformed like-duration U.S. Treasuries.

ANNUAL REPORT	MARCH 31, 2013	13

PIMCO Mortgage Portfolio

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

U.S. Government Agencies	74.7%
Short-Term Instruments	16.2%
Mortgage-Backed Securities	6.0%
Asset-Backed Securities	3.1%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (01/31/00)
PIMCO Mortgage Portfolio	3.85%	6.78%	6.00%	7.07%
Citigroup 3-Month Treasury Bill Index	0.08%	0.31%	1.66%	2.13%
Barclays U.S. MBS Fixed Rate Index	1.98%	5.20%	5.01%	6.06%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

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The PIMCO Mortgage Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities (“ABS”).

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An overweight to mortgage spread duration (or sensitivity to the change in spread between mortgage rates and the rate of U.S. Treasuries) added to returns as mortgage spreads tightened over the reporting period.

»	An overweight to 4.0% coupon conventional mortgage-backed securities (“MBS”) added to performance as they outperformed the Barclays U.S. MBS Fixed Rate Index during the reporting period.

»	Exposure to senior mortgage credit added to returns as senior non-Agency MBS rallied and increased in price during the reporting period.

»	An underweight to 3.5% coupon conventional MBS detracted from performance as they outperformed the Barclays U.S. MBS Fixed Rate Index during the reporting period.

14	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Municipal Sector Portfolio

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

California	19.4%
New York	16.0%
Illinois	11.0%
New Jersey	9.7%
Texas	7.0%
Arizona	6.8%
Other	30.1%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (08/21/00)
PIMCO Municipal Sector Portfolio	8.88%	4.76%	4.03%	4.78%
Citigroup 3-Month Treasury Bill Index	0.08%	0.31%	1.66%	1.97%	*
Barclays Long Municipal Bond Index	7.50%	7.33%	5.76%	6.28%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 08/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Municipal Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of fixed income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities (“Municipal Securities”), or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts, or swap agreements.

»

The Portfolio’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index throughout the reporting period, which detracted from performance as municipal bond yields moved lower during the reporting period.

»	An overweight to the tobacco sector contributed to performance as the segment outperformed the general municipal bond market during the reporting period.

»	An overweight exposure to the industrial revenue sector contributed to performance as this sector outperformed the broad municipal bond index during the reporting period.

»	An underweight to the education sector detracted from performance as the segment outperformed the general municipal bond market during the reporting period.

»	An underweight to the transportation sector detracted from performance as the segment outperformed the general municipal bond market during the reporting period.

ANNUAL REPORT	MARCH 31, 2013	15

PIMCO Real Return Portfolio

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

U.S. Treasury Obligations	90.9%
Sovereign Issues	6.5%
Short-Term Instruments	2.2%
Corporate Bonds & Notes	0.2%
Bank Loan Obligations	0.1%
Other	0.1%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Real Return Portfolio	6.89%	5.88%	6.54%	8.10%
Citigroup 3-Month Treasury Bill Index	0.08%	0.31%	1.66%	2.07%	*
Barclays U.S. TIPS Index	5.68%	5.88%	6.32%	7.53%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements.

»	U.S. Treasury Inflation-Protected Securities (“TIPS”) posted strong positive returns amid a rally in real yields during the reporting period.

»

Exposure to U.S. TIPS benefited absolute performance as real yield declined. However, an underweight to U.S. TIPS detracted from relative performance amid the rally in real yields during the reporting period.

»	Exposure to Australian real duration (or sensitivity to changes in real interest rates) contributed to relative performance as Australian real yields declined during the reporting period.

»	Exposure to U.K. inflation-linked bonds benefited relative performance as U.K. real yields fell during the reporting period.

»

U.S. TIPS yield curve positioning, specifically an overweight to intermediate-maturity U.S. TIPS and an underweight to longer-maturity U.S. TIPS, benefited relative performance as the real yield curve steepened over the reporting period.

16	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Senior Floating Rate Portfolio

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Bank Loan Obligations	58.8%
Short-Term Instruments	40.3%
U.S. Treasury Obligations	0.9%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	Fund Inception (04/29/11)
PIMCO Senior Floating Rate Portfolio	6.27%	4.97%
Credit Suisse Institutional Leveraged Loan Index	7.56%	5.48%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 04/30/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Senior Floating Rate Portfolio seeks a high level of current income, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior Fixed Income Instruments that effectively enable the Portfolio to achieve a floating rate of income. “Fixed Income Instruments” include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An underweight to the media/telecom sector benefited performance as the sector underperformed the broader loan market during the reporting period.

»	An underweight to the energy sector benefited performance as the sector underperformed the broader loan market during the reporting period.

»	An underweight to the technology sector benefited performance as the sector underperformed the broader loan market during the reporting period.

»	An underweight to the utilities sector detracted from performance as the sector outperformed the broader loan market during the reporting period.

»	An underweight to the aerospace sector detracted from performance as the sector outperformed the broader loan market during the reporting period.

ANNUAL REPORT	MARCH 31, 2013	17

PIMCO Short-Term Portfolio

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Mortgage-Backed Securities	64.0%
Asset-Backed Securities	18.3%
U.S. Government Agencies	9.1%
Corporate Bonds & Notes	7.7%
Short-Term Instruments	0.7%
Other	0.2%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (04/20/00)
PIMCO Short-Term Portfolio	9.54%	5.97%	4.13%	4.50%
Citigroup 3-Month Treasury Bill Index	0.08%	0.31%	1.66%	2.07%	*
3 Month USD LIBOR Index	0.40%	0.88%	2.18%	2.55%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks maximum total return, consistent with preservation of capital and liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An above-benchmark U.S. duration (or sensitivity to changes in market interest rates) added to returns as interest rates moved lower across the yield curve during the reporting period.

»	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed during the reporting period.

»	Holdings of Agency and non-Agency mortgages benefited performance as these securities posted positive performance during the reporting period.

»	Exposure to the corporate sector added to returns as these securities posted positive performance during the reporting period.

18	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short-Term Floating NAV Portfolio

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Repurchase Agreements	40.8%
Corporate Bonds & Notes	20.3%
U.S. Government Agencies	18.1%
Commercial Paper	7.1%
Sovereign Issues	5.1%
Other	8.6%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	Fund Inception (10/17/08)
PIMCO Short-Term Floating NAV Portfolio	0.34%	0.44%
Citigroup 3-Month Treasury Bill Index	0.08%	0.13%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 10/31/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Short-Term Floating NAV Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Portfolio had a focus on high-quality and short-maturity assets.

»	The Portfolio’s weighted average maturity increased over the reporting period, which was neutral for performance as rates were flat at the one- and three-month portion of the yield curve.

»	Exposure to the corporate sector added to returns and was a source of incremental yield over U.S. Treasuries.

»	An allocation to longer-maturity securities helped provide a yield advantage over three-month U.S. Treasury bills as the yield curve was positively sloped for the reporting period.

ANNUAL REPORT	MARCH 31, 2013	19

PIMCO Short-Term Floating NAV Portfolio II

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Corporate Bonds & Notes	32.2%
U.S. Government Agencies	21.9%
Short-Term Notes	20.5%
Commercial Paper	8.9%
Sovereign Issues	8.7%
Repurchase Agreements	6.6%
Other	1.2%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	Fund Inception (06/09/09)
PIMCO Short-Term Floating NAV Portfolio II	0.30%	0.33%
Citigroup 3-Month Treasury Bill Index	0.08%	0.10%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 05/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Short-Term Floating NAV Portfolio II seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Portfolio had a focus on high-quality and short-maturity assets.

»	The Portfolio’s weighted average maturity increased over the reporting period, which was neutral for performance as rates were flat at the one- and three-month portion of the yield curve.

»	Exposure to the corporate sector added to returns and was as a source of incremental yield over U.S. Treasuries.

»	An allocation to longer-maturity securities helped provide a yield advantage over three-month U.S. Treasury bills as the yield curve was positively sloped for the reporting period.

20	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO U.S. Government Sector Portfolio

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

U.S. Treasury Obligations	69.8%
U.S. Government Agencies	21.6%
Mortgage-Backed Securities	5.5%
Corporate Bonds & Notes	2.0%
Short-Term Instruments	0.5%
Other	0.6%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (01/31/00)
PIMCO U.S. Government Sector Portfolio	8.98%	8.60%	8.40%	9.63%
Citigroup 3-Month Treasury Bill Index	0.08%	0.31%	1.66%	2.13%
Barclays Government Bond Index	3.01%	4.36%	4.53%	5.90%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO U.S. Government Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities of varying maturities, or in securities that provide exposure to the U.S. government securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities.

»	An above-benchmark duration (or sensitivity to changes in market interest rates) positioning added to performance as U.S. Treasury yields fell across most maturities during the reporting period.

»	The Portfolio’s emphasis on the short-term portion of the yield curve negatively impacted performance as the two- to thirty-year yield spread flattened during the reporting period.

»	An out-of-benchmark exposure to non-Agencies added to performance as these securities posted positive performance during the reporting period.

»

During the first six months of the reporting period, an underweight exposure to long-term Agencies added to performance as they underperformed like-duration U.S. Treasuries. A close-to-benchmark allocation to long-term Agencies during the last six months of the reporting period was neutral for performance.

ANNUAL REPORT	MARCH 31, 2013	21

PIMCO International Portfolio

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Italy	33.4%
Canada	23.1%
Spain	15.1%
United States	10.2%
Short-Term Instruments	7.8%
Sweden	5.3%
Other	5.1%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	5 Years	10 Years	Fund Inception (12/13/89)
PIMCO International Portfolio	7.55%	10.11%	8.29%	8.63%
Citigroup 3-Month Treasury Bill Index	0.08%	0.31%	1.66%	3.41%	*
JPMorgan GBI Global ex-US Index Hedged in USD	5.33%	4.48%	4.41%	6.49%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 11/30/1989.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO International Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in a portfolio of Fixed Income Instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An overweight to duration (or sensitivity to changes in market interest rates) in Canada contributed to relative performance as CAD-swap rates fell over the reporting period.

»	Positions in non-Agency mortgages in the U.S. contributed to relative performance as the spreads on these securities tightened over the reporting period.

»	A large underweight to the euro in the second quarter of 2012 contributed to relative performance as the currency depreciated relative to the U.S. dollar.

»	An underweight to the Japanese yen contributed to relative performance as the currency depreciated relative to the U.S. dollar.

»	An underweight to duration in Japan detracted from relative performance as Japanese sovereign yields fell over the reporting period.

»	An underweight to duration in Europe detracted from relative performance as EUR-swap rates fell over the reporting period.

22	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short-Term Floating NAV Portfolio III

Cumulative Returns Through March 31, 2013

Allocation Breakdown‡

Corporate Bonds & Notes	30.6%
Japan Treasury Bills	18.2%
U.S. Government Agencies	16.1%
Sovereign Issues	9.3%
Commercial Paper	8.1%
Mexico Treasury Bills	7.9%
Other	9.8%
‡	% of Total Investments as of 03/31/13

Average Annual Total Return for the period ended March 31, 2013
	1 Year	Fund Inception (03/12/12)
PIMCO Short-Term Floating NAV Portfolio III	0.44%	0.48%
Citigroup 3-Month Treasury Bill Index	0.08%	0.08%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Short-Term Floating NAV Portfolio III seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Portfolio had a focus on high-quality and short-maturity assets.

»	The Portfolio’s weighted average maturity remained under the maximum of 180 days, which added to performance as yields primarily fell at the front end of the yield curve.

»	Exposure to the corporate sector added to returns and was a source of incremental yield over U.S. Treasuries.

»	An allocation to longer-maturity securities helped provide a yield advantage over three-month U.S. Treasury bills as the yield curve was positively sloped for the reporting period.

ANNUAL REPORT	MARCH 31, 2013	23

Expense Examples

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from October 1, 2012 to March 31, 2013 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

24	PRIVATE ACCOUNT PORTFOLIO SERIES

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (10/01/12)	Ending Account Value (03/31/13)	Expenses Paid During Period*	Beginning Account Value (10/01/12)	Ending Account Value (03/31/13)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Asset-Backed Securities Portfolio	$1,000.00	$1,069.90	$0.77	$1,000.00	$1,024.18	$0.76	0.15%
PIMCO Developing Local Markets Portfolio	1,000.00	1,094.50	0.68	1,000.00	1,024.28	0.66	0.13
PIMCO Emerging Markets Portfolio	1,000.00	1,021.00	0.66	1,000.00	1,024.28	0.66	0.13
PIMCO FX Strategy Portfolio	1,000.00	1,004.90	0.25	1,000.00	1,024.68	0.25	0.05
PIMCO High Yield Portfolio	1,000.00	1,074.40	1.76	1,000.00	1,023.24	1.72	0.34
PIMCO Investment Grade Corporate Portfolio	1,000.00	1,042.90	0.25	1,000.00	1,024.68	0.25	0.05
PIMCO Long Duration Corporate Bond Portfolio	1,000.00	1,019.80	0.40	1,000.00	1,024.53	0.40	0.08
PIMCO Low Duration Portfolio	1,000.00	1,003.50	0.25	1,000.00	1,024.68	0.25	0.05
PIMCO Moderate Duration Portfolio	1,000.00	1,004.60	0.25	1,000.00	1,024.68	0.25	0.05
PIMCO Mortgage Portfolio	1,000.00	1,005.50	0.25	1,000.00	1,024.68	0.25	0.05
PIMCO Municipal Sector Portfolio	1,000.00	1,033.70	0.30	1,000.00	1,024.63	0.30	0.06	***
PIMCO Real Return Portfolio	1,000.00	1,009.20	0.30	1,000.00	1,024.63	0.30	0.06
PIMCO Senior Floating Rate Portfolio	1,000.00	1,033.20	0.25	1,000.00	1,024.68	0.25	0.05
PIMCO Short-Term Portfolio	1,000.00	1,031.90	0.96	1,000.00	1,023.98	0.96	0.19
PIMCO Short-Term Floating NAV Portfolio	1,000.00	1,001.60	0.00	1,000.00	1,024.93	0.00	0.00
PIMCO Short-Term Floating NAV Portfolio II	1,000.00	1,001.50	0.25	1,000.00	1,024.68	0.25	0.05
PIMCO U.S. Government Sector Portfolio	1,000.00	1,007.60	0.25	1,000.00	1,024.68	0.25	0.05
PIMCO International Portfolio	1,000.00	1,029.10	1.21	1,000.00	1,023.73	1.21	0.24
PIMCO Short-Term Floating NAV Portfolio III	1,000.00	1,002.20	0.00	1,000.00	1,024.93	0.00	0.00

* Expenses Paid During Period are equal to the net annualized expense ratio for the Portfolio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

*** The Net Annualized Expense Ratio reflected in the expense example above includes 0.01% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expense Paid During Period would have been $0.25 for Actual Performance and $0.25 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Portfolio, but instead is offset by additional interest income recorded by the Portfolio in Residual Interest Bonds (“RIBs”) transaction accounted for as secured borrowing. Refer to note 4(d) in the Notes to Financial Statements for additional information regarding RIBs.

ANNUAL REPORT	MARCH 31, 2013	25

Benchmark Descriptions

Benchmark Legal Name	Benchmark Description

3 Month USD LIBOR Index	3 Month USD LIBOR Index. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in the U.K. Eurodollar market. It is not possible to invest directly in an unmanaged index.

Barclays 1-3 Year Government/Credit Index	The Barclays 1-3 Year Government/Credit Index is the 1-3 Yr component of the U.S. Government/Credit index. The Barclays Government/Credit Index includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. It is not possible to invest directly in an unmanaged index

Barclays Asset-Backed Securities Index	Barclays Asset-Backed Securities Index has 5 subsectors: credit and charge cards, autos, home equity loans, utility, and manufactured housing. The index includes pass-through, bullet, and controlled amortization structures. It includes only the senior class of each ABS issue; subordinate tranches are not included. It is not possible to invest directly in an unmanaged index.

Barclays Credit Investment Grade Index (Ex-Aa3 and Higher)	Barclays Credit Investment Grade Index (Ex-Aa3 and Higher) consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in an unmanaged index.

Barclays Government Bond Index	Barclays Government Bond Index consists of securities issued by the U.S. Government with a maturity of one year or more. It is not possible to invest directly in an unmanaged index.

Barclays Intermediate Aggregate Bond Index	Barclays Intermediate Aggregate Bond Index is the Intermediate component of the U.S. Aggregate Index. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Intermediate Government/Credit Index	Barclays Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

Barclays Long Municipal Bond Index	Barclays Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Long Credit Index	Barclays U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. It is not possible to invest directly in an unmanaged index.

Barclays U.S. MBS Fixed Rate Index	Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

26	PRIVATE ACCOUNT PORTFOLIO SERIES

Benchmark Legal Name	Benchmark Description

BofA Merrill Lynch 3-Month Treasury Bill Index	The BofA Merrill Lynch US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. While the index will often hold the Treasury Bill issued at the most recent 3-month auction, it is also possible for a seasoned 6-month Bill to be selected. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch U.S. High Yield, BB-B Rated Index	BofA Merrill Lynch U.S. High Yield, BB-B Rated Index is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Prior to 1/97, data represents that of BofA Merrill Lynch High Yield Cash Pay, BB-B rated. BofA Merrill Lynch High Yield Cash Pay, BB-B rated. is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Excludes pay-in-kind bonds and deferred interest bonds that are not yet accruing a coupon. It is not possible to invest directly in an unmanaged index.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Credit Suisse Institutional Leveraged Loan Index	The Credit Suisse Institutional Leveraged Loan Index is a sub-index of the Credit Suisse Leveraged Loan Index and is designed to more closely reflect the investment criteria of institutional investors by sampling a lower volatility component of the market. The Index is formed by excluding the following facilities from the Credit Suisse Leveraged Loan Index: facility types TL and TLa, facilities priced 90 or lower at the beginning of the month and facilities rated CC, C or Default. The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the $US-denominated leveraged loan market. It is not possible to invest directly in an unmanaged index.

Custom JPM ELMI+ Benchmark	Custom JPM ELMI+ Benchmark consists of custom weights of selected countries within the JPMorgan Emerging Local Markets Index Plus. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index (Net Dividends in USD)	The MSCI Emerging Markets Index (Net Dividends in USD) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2013	27

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Asset-Backed Securities Portfolio
03/31/2013	$10.67	$0.45	$1.36	$1.81	$(0.44)	$(0.04)	$0.00	$(0.48)
03/31/2012	10.90	0.44	0.21	0.65	(0.60)	(0.28)	0.00	(0.88)
03/31/2011	9.69	0.54	1.28	1.82	(0.61)	0.00	0.00	(0.61)
03/31/2010	7.14	0.41	2.65	3.06	(0.33)	(0.18)	0.00	(0.51)
03/31/2009	10.80	0.62	(2.91)	(2.29)	(0.80)	(0.57)	0.00	(1.37)

PIMCO Developing Local Markets Portfolio
03/31/2013	$4.99	$0.33	$0.69	$1.02	$(0.16)	$0.00	$0.00	$(0.16)
03/31/2012	5.75	0.17	(0.21)	(0.04)	(0.61)	0.00	(0.11)	(0.72)
03/31/2011	5.67	0.18	0.51	0.69	(0.61)	0.00	0.00	(0.61)
03/31/2010	4.75	0.19	1.14	1.33	(0.41)	0.00	0.00	(0.41)
03/31/2009	11.99	0.46	(3.99)	(3.53)	(0.34)	(3.37)	0.00	(3.71)

PIMCO Emerging Markets Portfolio
03/31/2013	$10.55	$0.47	$0.50	$0.97	$(0.75)	$0.00	$0.00	$(0.75)
03/31/2012	10.60	0.56	0.23	0.79	(0.71)	0.00	(0.13)	(0.84)
03/31/2011	10.02	0.57	0.63	1.20	(0.62)	0.00	0.00	(0.62)
03/31/2010	8.39	0.56	1.09	1.65	(0.01)	0.00	(0.01)	(0.02)
03/31/2009	10.77	0.74	(2.46)	(1.72)	(0.54)	(0.12)	0.00	(0.66)

PIMCO FX Strategy Portfolio
03/31/2013	$9.32	$0.03	$0.48	$0.51	$(0.02)	$0.00	$0.00	$(0.02)
03/31/2012	10.13	0.02	(0.63)	(0.61)	(0.19)	0.00	(0.01)	(0.20)
10/05/2010 - 03/31/2011	10.00	0.01	0.13	0.14	(0.01)	0.00	0.00	(0.01)

PIMCO High Yield Portfolio
03/31/2013	$7.52	$0.76	$0.40	$1.16	$(0.78)	$0.00	$0.00	$(0.78)
03/31/2012	8.02	0.76	(0.37)	0.39	(0.89)	0.00	0.00	(0.89)
03/31/2011	7.48	0.57	0.52	1.09	(0.55)	0.00	0.00	(0.55)
03/31/2010	5.14	0.59	2.37	2.96	(0.62)	0.00	0.00	(0.62)
03/31/2009	8.06	0.64	(2.58)	(1.94)	(0.65)	(0.33)	0.00	(0.98)

PIMCO Investment Grade Corporate Portfolio
03/31/2013	$10.79	$0.48	$0.86	$1.34	$(0.53)	$(0.15)	$0.00	$(0.68)
03/31/2012	10.73	0.56	0.11	0.67	(0.61)	0.00	0.00	(0.61)
03/31/2011	10.30	0.58	0.48	1.06	(0.63)	0.00	0.00	(0.63)
03/31/2010	7.74	0.60	2.61	3.21	(0.65)	0.00	0.00	(0.65)
03/31/2009	9.86	0.57	(2.28)	(1.71)	(0.41)	0.00	0.00	(0.41)

PIMCO Long Duration Corporate Bond Portfolio
03/31/2013	$11.74	$0.61	$1.09	$1.70	$(0.69)	$(0.30)	$0.00	$(0.99)
03/31/2012	10.73	0.62	1.24	1.86	(0.61)	(0.24)	0.00	(0.85)
03/31/2011	10.47	0.64	0.46	1.10	(0.61)	(0.23)	0.00	(0.84)
03/31/2010	8.71	0.62	1.68	2.30	(0.44)	(0.10)	0.00	(0.54)
12/22/2008 - 03/31/2009	10.00	0.14	(1.40)	(1.26)	(0.03)	0.00	0.00	(0.03)

PIMCO Low Duration Portfolio
05/31/2012 - 03/31/2013	$10.00	$0.05	$0.04	$0.09	$(0.05)	$0.00	$0.00	$(0.05)

PIMCO Moderate Duration Portfolio
07/31/2012 - 03/31/2013	$10.00	$0.06	$0.00	$0.06	$(0.07)	$0.00	$0.00	$(0.07)

PIMCO Mortgage Portfolio
03/31/2013	$11.00	$0.20	$0.22	$0.42	$(0.38)	$(0.09)	$0.00	$(0.47)
03/31/2012	10.85	0.27	0.45	0.72	(0.39)	(0.18)	0.00	(0.57)
03/31/2011	10.85	0.31	0.37	0.68	(0.36)	(0.32)	0.00	(0.68)
03/31/2010	10.28	0.63	0.73	1.36	(0.78)	(0.01)	0.00	(0.79)
03/31/2009	10.63	0.75	(0.38)	0.37	(0.72)	0.00	0.00	(0.72)

Please see footnotes on page 30.

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short	Ratio of Expenses to Average Net Assets Excluding Interest Expense, Dividends on Securities Sold Short and Waivers	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate**

$12.00	17.32%	$783,447	0.12%	0.12%	0.05%	0.05%	3.98%	67%
10.67	6.39	613,568	0.06	0.06	0.05	0.05	4.09	380
10.90	19.09	628,555	0.13	0.13	0.05	0.05	5.13	430
9.69	43.84	567,843	0.24	0.24	0.05	0.05	4.81	297
7.14	(22.39)	510,881	0.72	0.72	0.05	0.05	6.51	173

$5.85	20.60%	$200,323	0.13%	0.13%	0.12%	0.12%	6.04%	77%
4.99	(0.77)	194,481	0.12	0.12	0.12	0.12	3.03	63
5.75	12.86	827,935	0.12	0.12	0.12	0.12	3.15	53
5.67	28.36	734,025	0.12	0.12	0.12	0.12	3.48	528
4.75	(30.04)	76,274	0.17	0.17	0.12	0.12	4.58	230

$10.77	9.28%	$1,232,222	0.13%	0.13%	0.12%	0.12%	4.27%	25%
10.55	7.90	1,133,534	0.12	0.12	0.12	0.12	5.27	27
10.60	12.20	1,214,298	0.13	0.13	0.12	0.12	5.46	43
10.02	19.63	691,903	0.12	0.12	0.12	0.12	6.04	306
8.39	(16.30)	688,397	0.12	0.12	0.12	0.12	7.77	297

$9.81	5.45%	$27,855	0.05%	0.05%	0.05%	0.05%	0.33%	0%
9.32	(6.09)	34,540	0.05	0.05	0.05	0.05	0.24	100
10.13	1.40	7,915	0.11 *	1.47 *	0.05 *	1.41 *	0.23 *	0

$7.90	16.01%	$641,527	0.33%	0.33%	0.05%	0.05%	9.78%	55%
7.52	5.55	560,971	0.30	0.30	0.05	0.05	9.89	78
8.02	15.24	1,027,941	0.05	0.05	0.05	0.05	7.31	89
7.48	59.39	364,866	0.06	0.06	0.05	0.05	8.90	118
5.14	(24.62)	377,688	0.06	0.06	0.05	0.05	9.11	385

$11.45	12.63%	$4,397,691	0.05%	0.05%	0.05%	0.05%	4.25%	42%
10.79	6.53	3,961,321	0.05	0.05	0.05	0.05	5.26	58
10.73	10.55	4,693,406	0.05	0.05	0.05	0.05	5.47	76
10.30	42.17	4,735,767	0.05	0.05	0.05	0.05	6.25	103
7.74	(17.61)	3,700,135	0.08	0.08	0.05	0.05	6.49	164

$12.45	14.59%	$14,488,918	0.07%	0.07%	0.05%	0.05%	4.88%	50%
11.74	17.80	10,987,742	0.05	0.05	0.05	0.05	5.40	145
10.73	10.81	7,352,561	0.05	0.05	0.05	0.05	5.91	236
10.47	26.73	3,886,734	0.05	0.05	0.05	0.05	6.07	200
8.71	(12.64)	267,186	0.10 *	0.17 *	0.05 *	0.12 *	5.67 *	73

$10.04	0.93%	$257,004	0.05%*	0.06%*	0.05%*	0.06%*	0.63%*	287%

$9.99	0.64%	$283,343	0.05%*	0.06%*	0.05%*	0.06%*	0.94%*	203%

$10.95	3.85%	$7,613,977	0.05%	0.05%	0.05%	0.05%	1.77%	1,157%
11.00	6.61	7,525,827	0.05	0.05	0.05	0.05	2.42	1,051
10.85	6.34	8,309,643	0.05	0.05	0.05	0.05	2.84	1,257
10.85	13.66	5,554,742	0.13	0.13	0.05	0.05	5.84	1,105
10.28	3.75	10,215,177	0.97	0.97	0.05	0.05	7.28	1,002

Please see footnotes on page 30.

ANNUAL REPORT	MARCH 31, 2013	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Municipal Sector Portfolio
03/31/2013	$8.68	$0.40		$0.36	$0.76	$(0.37)	$(0.13)	$0.00	$(0.50)
03/31/2012	7.66	0.45		0.98	1.43	(0.41)	0.00	0.00	(0.41)
03/31/2011	8.08	0.45		(0.36)	0.09	(0.51)	0.00	0.00	(0.51)
03/31/2010	7.41	0.43		0.68	1.11	(0.44)	0.00	0.00	(0.44)
03/31/2009	9.40	0.40		(1.92)	(1.52)	(0.47)	0.00	0.00	(0.47)

PIMCO Real Return Portfolio
03/31/2013	$9.56	$0.11		$0.54	$0.65	$(0.18)	$(0.17)	$0.00	$(0.35)
03/31/2012	9.18	0.18		0.91	1.09	(0.28)	(0.43)	0.00	(0.71)
03/31/2011	8.94	0.22		0.45	0.67	(0.19)	(0.24)	0.00	(0.43)
03/31/2010	8.55	0.46		0.52	0.98	(0.59)	0.00	0.00	(0.59)
03/31/2009	11.35	0.26		(1.23)	(0.97)	(0.26)	(1.57)	0.00	(1.83)

PIMCO Senior Floating Rate Portfolio
03/31/2013	$10.09	$0.43		$0.19	$0.62	$(0.45)	$(0.01)	$0.00	$(0.46)
04/29/2011 - 03/31/2012	10.00	0.35		(0.03)	0.32	(0.23)	0.00	0.00	(0.23)

PIMCO Short-Term Portfolio
03/31/2013	$9.13	$0.36		$0.50	$0.86	$(0.40)	$0.00	$0.00	$(0.40)
03/31/2012	9.33	0.37		(0.12)	0.25	(0.45)	0.00	0.00	(0.45)
03/31/2011	8.82	0.41		0.47	0.88	(0.37)	0.00	0.00	(0.37)
03/31/2010	7.36	0.39		1.43	1.82	(0.36)	0.00	0.00	(0.36)
03/31/2009	9.19	0.43		(1.69)	(1.26)	(0.57)	0.00	0.00	(0.57)

PIMCO Short-Term Floating NAV Portfolio
03/31/2013	$10.02	$0.03		$0.00	$0.03	$(0.03)	$(0.01)	$0.00	$(0.04)
03/31/2012	10.02	0.03		0.00	0.03	(0.03)	0.00	0.00	(0.03)
03/31/2011	10.01	0.03		0.01	0.04	(0.03)	0.00	0.00	(0.03)
03/31/2010	10.01	0.03		0.01	0.04	(0.04)	0.00	0.00	(0.04)
10/17/2008 - 03/31/2009	10.00	0.02		0.04	0.06	(0.05)	0.00	0.00	(0.05)

PIMCO Short-Term Floating NAV Portfolio II
03/31/2013	$10.01	$0.03		$0.00	$0.03	$(0.03)	$0.00	$0.00	$(0.03)
03/31/2012	10.01	0.02		0.00	0.02	(0.02)	0.00	0.00	(0.02)
03/31/2011	10.01	0.03		0.00	0.03	(0.03)	0.00	0.00	(0.03)
06/09/2009 - 03/31/2010	10.00	0.02		0.01	0.03	(0.02)	0.00	0.00	(0.02)

PIMCO U.S. Government Sector Portfolio
03/31/2013	$8.80	$0.15		$0.64	$0.79	$(0.15)	$0.00	$0.00	$(0.15)
03/31/2012	8.80	0.13		(0.04)	0.09	(0.09)	0.00	0.00	(0.09)
03/31/2011	9.54	0.22		0.74	0.96	(0.25)	(1.45)	0.00	(1.70)
03/31/2010	9.29	0.27		1.02	1.29	(0.53)	(0.51)	0.00	(1.04)
03/31/2009	12.96	0.45		0.53	0.98	(0.51)	(4.14)	0.00	(4.65)

PIMCO International Portfolio
03/31/2013	$5.12	$0.10		$0.27	$0.37	$(0.72)	$0.00	$0.00	$(0.72)
03/31/2012	4.48	0.07		0.76	0.83	(0.19)	0.00	0.00	(0.19)
03/31/2011	4.49	0.07		0.22	0.29	(0.30)	0.00	0.00	(0.30)
03/31/2010	4.57	0.10		0.51	0.61	(0.69)	0.00	0.00	(0.69)
03/31/2009	4.58	0.14		0.00	0.14	(0.15)	0.00	0.00	(0.15)

PIMCO Short-Term Floating NAV Portfolio III
03/31/2013	$10.01	$0.06		$(0.02)	$0.04	$(0.06)	$0.00	$0.00	$(0.06)
03/12/2012 - 03/31/2012	10.00	0.00	^	0.01	0.01	0.00	0.00	0.00	0.00

*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short	Ratio of Expenses to Average Net Assets Excluding Interest Expense, Dividends on Securities Sold Short and Waivers	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate**

$8.94	8.88%	$359,440	0.07%	0.07%	0.05%	0.05%	4.47%	27%
8.68	19.03	399,627	0.23	0.23	0.05	0.05	5.49	85
7.66	1.03	331,088	0.24	0.24	0.05	0.05	5.51	36
8.08	15.17	828,575	0.13	0.13	0.05	0.05	5.35	42
7.41	(16.34)	958,402	0.48	0.48	0.05	0.05	4.92	77

$9.86	6.89%	$3,602,637	0.06%	0.06%	0.05%	0.05%	1.16%	46%
9.56	12.01	3,002,858	0.05	0.05	0.05	0.05	1.90	202
9.18	7.58	1,331,349	0.05	0.05	0.05	0.05	2.40	356
8.94	11.80	282,676	0.08	0.08	0.05	0.05	5.31	594
8.55	(7.59)	950,253	0.10	0.10	0.05	0.05	2.70	1,242

$10.25	6.27%	$23,398	0.05%	0.05%	0.05%	0.05%	4.20%	94%
10.09	3.30	8,818	0.05 *	0.51 *	0.05 *	0.51 *	3.84 *	112

$9.59	9.54%	$912,748	0.13%	0.13%	0.05%	0.05%	3.81%	9%
9.13	2.88	978,608	0.11	0.11	0.05	0.05	4.03	16
9.33	10.10	1,310,011	0.13	0.13	0.05	0.05	4.53	32
8.82	25.14	1,217,876	0.09	0.09	0.05	0.05	4.72	146
7.36	(13.94)	1,436,199	0.39	0.39	0.05	0.05	5.01	202

$10.01	0.34%	$21,169,065	0.00%	0.00%	0.00%	0.00%	0.32%	184%
10.02	0.34	30,750,639	0.00	0.00	0.00	0.00	0.27	84
10.02	0.41	59,498,485	0.00	0.00	0.00	0.00	0.34	40
10.01	0.46	35,523,113	0.00	0.00	0.00	0.00	0.31	125
10.01	0.41	5,586,486	0.00 *	0.00 *	0.00 *	0.00 *	0.35 *	NA

$10.01	0.30%	$4,273,516	0.05%	0.05%	0.05%	0.05%	0.27%	91%
10.01	0.26	3,733,115	0.05	0.05	0.05	0.05	0.24	100
10.01	0.39	4,658,383	0.05	0.05	0.05	0.05	0.33	117
10.01	0.30	2,794,627	0.05 *	0.05 *	0.05 *	0.05 *	0.24 *	82

$9.44	8.98%	$3,734,105	0.05%	0.05%	0.05%	0.05%	1.59%	69%
8.80	1.07	4,074,397	0.05	0.05	0.05	0.05	1.42	569
8.80	9.99	4,877,476	0.06	0.06	0.05	0.05	2.22	333
9.54	14.35	4,016,293	0.06	0.06	0.05	0.05	2.83	656
9.29	9.05	3,188,005	0.11	0.11	0.05	0.05	3.92	664

$4.77	7.55%	$2,053,278	0.19%	0.19%	0.12%	0.12%	2.01%	175%
5.12	18.88	2,153,299	0.12	0.12	0.12	0.12	1.54	419
4.48	6.46	2,178,538	0.12	0.12	0.12	0.12	1.51	413
4.49	14.96	2,673,135	0.12	0.12	0.12	0.12	2.31	336
4.57	3.45	1,839,174	0.12	0.12	0.12	0.12	3.33	779

$9.99	0.44%	$19,768,175	0.00%	0.00%	0.00%	0.00%	0.61%	319%
10.01	0.06	856,978	0.00 *	0.00 *	0.00 *	0.00 *	0.25 *	0

ANNUAL REPORT	MARCH 31, 2013	31

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Asset-Backed Securities Portfolio	PIMCO Developing Local Markets Portfolio	PIMCO Emerging Markets Portfolio	PIMCO FX Strategy Portfolio	PIMCO High Yield Portfolio	PIMCO Investment Grade Corporate Portfolio	PIMCO Long Duration Corporate Bond Portfolio

Assets:
Investments, at value	$1,097,620	$135,857	$876,107	$567	$831,371	$3,923,531	$15,392,966
Investments in Affiliates, at value	15,658	64,392	378,567	28,259	15,465	457,357	308,539
Repurchase agreements, at value	572	277	338	249	5,171	4,958	41,666
Cash	162	1	8	0	705	7,944	4,373
Deposits with counterparty	0	0	1,231	0	14,460	6	13,126
Foreign currency, at value	0	55	233	5	241	9	11,445
Receivable for investments sold	60,655	91	3,094	107	16,396	141,725	355,028
OTC swap premiums paid	33	0	19,373	0	2,359	14,445	14,038
Variation margin receivable on financial derivative instruments	78	0	0	0	0	2	6,921
Unrealized appreciation on foreign currency contracts	0	12,976	8,948	1,392	2,069	0	27,984
Unrealized appreciation on OTC swap agreements	3,794	93	14,967	0	2,074	17,610	89,931
Receivable for Portfolio shares sold	140	0	44,590	0	21,320	22,240	49,000
Interest and dividends receivable	4,224	2,855	12,848	0	15,456	49,223	198,354
Dividends receivable from Affiliates	2	11	97	7	6	161	69
Other assets	28	0	0	0	0	0	491
	1,182,966	216,608	1,360,401	30,586	927,093	4,639,211	16,513,931

Liabilities:
Payable for investments purchased	$91,259	$0	$61,500	$163	$32,188	$175,733	$144,702
Payable for investments in Affiliates purchased	2	11	97	7	6	161	69
Payable for reverse repurchase agreements	244,009	0	0	0	227,644	7,966	1,293,861
Payable for sale-buyback financing transactions	49,582	0	0	0	0	0	423,949
Payable for floating rate notes issued	0	0	0	0	0	0	0
Payable for short sales	0	0	0	0	9,000	0	0
Written options outstanding	0	0	0	631	0	6,132	19,647
OTC swap premiums received	7,696	0	10,906	0	5,007	17,770	43,920
Variation margin payable on financial derivative instruments	0	0	138	0	609	346	77
Unrealized depreciation on foreign currency contracts	0	10,810	13,819	1,183	766	0	5,481
Unrealized depreciation on OTC swap agreements	1,663	0	12,759	0	6,084	207	21,766
Deposits from counterparty	3,085	5,445	25,746	745	2,225	17,740	67,360
Payable for Portfolio shares redeemed	2,190	0	3,090	0	2,010	15,270	3,580
Dividends payable	0	0	0	0	0	0	0
Accrued investment advisory fees	13	3	21	1	11	77	239
Accrued supervisory and administrative fees	20	16	103	1	16	115	359
Reimbursement to PIMCO	0	0	0	0	0	0	0
Other liabilities	0	0	0	0	0	3	3
	399,519	16,285	128,179	2,731	285,566	241,520	2,025,013

Net Assets	$783,447	$200,323	$1,232,222	$27,855	$641,527	$4,397,691	$14,488,918

Net Assets Consist of:
Paid in capital	$775,691	$274,108	$1,202,759	$25,876	$768,868	$3,877,195	$12,868,631
Undistributed (overdistributed) net investment income	12,683	(804)	1,034	1,949	17,994	28,319	164,290
Accumulated undistributed net realized gain (loss)	(1,762)	(73,260)	(19,005)	(30)	(164,264)	78,509	136,543
Net unrealized appreciation (depreciation)	(3,165)	279	47,434	60	18,929	413,668	1,319,454
	$783,447	$200,323	$1,232,222	$27,855	$641,527	$4,397,691	$14,488,918

Shares Issued and Outstanding	65,271	34,280	114,444	2,841	81,222	384,020	1,163,721

Net Asset Value and Redemption Price Per Share Outstanding	$12.00	$5.85	$10.77	$9.81	$7.90	$11.45	$12.45

Cost of Investments	$1,102,804	$137,806	$825,440	$701	$797,866	$3,529,512	$14,197,862
Cost of Investments in Affiliates	$15,657	$64,388	$378,919	$28,258	$15,464	$457,565	$308,508
Cost of Repurchase Agreements	$572	$277	$338	$249	$5,419	$4,958	$41,666
Cost of Foreign Currency Held	$0	$56	$240	$5	$241	$8	$11,442
Proceeds Received on Short Sales	$0	$0	$0	$0	$7,755	$0	$0
Premiums Received on Written Options	$0	$0	$0	$663	$0	$8,645	$28,986

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio	PIMCO Mortgage Portfolio	PIMCO Municipal Sector Portfolio	PIMCO Real Return Portfolio	PIMCO Senior Floating Rate Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government Sector Portfolio

$188,594	$205,126	$9,453,061	$348,843	$3,704,781	$19,957	$1,128,541	$12,646,644	$3,914,245	$3,715,514
68,496	0	1,825,169	12,362	63,381	7,906	3,231	0	0	186
8,500	86,433	2,183	648	3,002	5,610	4,288	8,729,842	275,505	14,100
541	8	729	1	281	1	1	79,353	3,175	5,230
0	0	0	1,360	9	0	333	0	370	0
0	0	0	0	5	0	0	0	0	0
7,567	5,651	5,040,873	1,710	32,110	321	21,942	82,274	38,356	58,373
0	7	29,890	491	1,214	0	0	0	0	0
11	5	0	0	0	0	0	0	0	0
0	0	0	0	2,489	0	0	0	0	0
0	59	20,051	0	1,042	0	1,279	0	0	0
0	0	1,880	60	840	1,000	120	0	52,600	900
645	1,172	16,756	5,372	11,228	30	3,558	40,454	12,323	19,729
17	0	427	3	11	1	4	0	0	0
0	0	0	0	118	0	0	0	0	0
274,371	298,461	16,391,019	370,850	3,820,511	34,826	1,163,297	21,578,567	4,296,574	3,814,032

$17,235	$15,082	$8,528,154	$2,711	$0	$11,427	$0	$409,502	$22,874	$10,226
17	0	427	3	11	1	4	0	0	0
0	0	4,000	0	136,234	0	244,880	0	0	23,403
0	0	0	0	60,000	0	0	0	0	0
0	0	0	7,022	0	0	0	0	0	0
0	0	134,526	0	0	0	0	0	0	28,838
0	0	0	0	1,592	0	0	0	0	0
91	21	12,253	0	138	0	175	0	0	0
1	0	0	73	278	0	44	0	0	2,642
0	0	0	0	2,020	0	0	0	0	0
11	3	21,864	511	197	0	760	0	0	0
0	0	45,045	0	3,571	0	650	0	0	50
0	0	30,449	1,040	13,680	0	3,997	0	0	14,610
0	0	0	0	0	0	0	0	9	0
4	5	130	6	61	0	16	0	70	63
7	7	194	9	92	0	23	0	105	95
1	0	0	0	0	0	0	0	0	0
0	0	0	35	0	0	0	0	0	0
17,367	15,118	8,777,042	11,410	217,874	11,428	250,549	409,502	23,058	79,927

$257,004	$283,343	$7,613,977	$359,440	$3,602,637	$23,398	$912,748	$21,169,065	$4,273,516	$3,734,105

$255,977	$282,445	$7,639,827	$297,967	$3,380,558	$23,144	$1,263,593	$21,166,191	$4,272,557	$3,682,537
386	241	21,036	9,820	(13,720)	40	11,723	188	(4)	8,512
(210)	(231)	(53,076)	11,280	131	32	(367,500)	398	317	(28,906)
851	888	6,190	40,373	235,668	182	4,932	2,288	646	71,962
$257,004	$283,343	$7,613,977	$359,440	$3,602,637	$23,398	$912,748	$21,169,065	$4,273,516	$3,734,105

25,598	28,372	695,196	40,210	365,541	2,283	95,202	2,115,511	426,875	395,469

$10.04	$9.99	$10.95	$8.94	$9.86	$10.25	$9.59	$10.01	$10.01	$9.44

$187,574	$204,263	$9,444,589	$307,724	$3,472,208	$19,776	$1,124,018	$12,644,356	$3,913,598	$3,660,205
$68,579	$0	$1,825,599	$12,361	$63,374	$7,905	$3,231	$0	$0	$186
$8,500	$86,433	$2,183	$648	$3,002	$5,610	$4,288	$8,729,842	$275,505	$14,100
$0	$0	$0	$0	$5	$0	$0	$0	$0	$0
$0	$0	$134,490	$0	$0	$0	$0	$0	$0	$28,720
$0	$0	$0	$0	$3,539	$0	$0	$0	$0	$0

ANNUAL REPORT	MARCH 31, 2013	33

Consolidated Statements of Assets and Liabilities

March 31, 2013

(Amounts in thousands, except per share amounts)	PIMCO International Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Assets:
Investments, at value	$1,991,887	$18,299,431
Investments in Affiliates, at value	90,443	0
Repurchase agreements, at value	8,614	396,952
Cash	1	3,269
Deposits with counterparty	4,418	0
Foreign currency, at value	2,756	195
Receivable for investments sold	5,675	139,667
OTC swap premiums paid	1,054	0
Variation margin receivable on financial derivative instruments	486	0
Unrealized appreciation on foreign currency contracts	42,117	60,739
Unrealized appreciation on OTC swap agreements	192	0
Receivable for Portfolio shares sold	490	1,000,000
Interest and dividends receivable	29,673	63,112
Dividends receivable from Affiliates	25	0
Other assets	41	0
	2,177,872	19,963,365

Liabilities:
Payable for investments purchased	$0	$80,917
Payable for investments in Affiliates purchased	25	0
Payable for sale-buyback financing transactions	62,776	0
Payable for short sales	749	0
OTC swap premiums received	70	0
Variation margin payable on financial derivative instruments	831	0
Unrealized depreciation on foreign currency contracts	18,271	62,176
Unrealized depreciation on OTC swap agreements	1,600	0
Deposits from counterparty	32,112	52,097
Payable for Portfolio shares redeemed	7,950	0
Accrued investment advisory fees	35	0
Accrued supervisory and administrative fees	175	0
	124,594	195,190

Net Assets	$2,053,278	$19,768,175

Net Assets Consist of:
Paid in capital	$2,051,968	$19,778,194
Undistributed (overdistributed) net investment income	50,920	(655)
Accumulated undistributed net realized (loss)	(78,555)	(4)
Net unrealized appreciation (depreciation)	28,945	(9,360)
	$2,053,278	$19,768,175

Shares Issued and Outstanding	430,017	1,978,254

Net Asset Value and Redemption Price Per Share Outstanding	$4.77	$9.99

Cost of Investments	$1,987,564	$18,307,270
Cost of Investments in Affiliates	$90,434	$0
Cost of Repurchase Agreements	$8,614	$396,952
Cost of Foreign Currency Held	$2,743	$195
Proceeds Received on Short Sales	$749	$0

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2013
(Amounts in thousands)	PIMCO Asset-Backed Securities Portfolio	PIMCO Developing Local Markets Portfolio	PIMCO Emerging Markets Portfolio	PIMCO FX Strategy Portfolio	PIMCO High Yield Portfolio

Investment Income:
Interest	$28,285	$11,201	$50,474	$21	$57,046
Dividends	0	0	0	0	2,024
Dividends from Affiliate investments	23	181	1,700	101	78
Total Income	28,308	11,382	52,174	122	59,148

Expenses:
Investment advisory fees	138	37	237	6	117
Supervisory and administrative fees	206	184	1,183	10	175
Dividends on short sales	0	0	0	0	105
Trustees’ fees	2	0	3	0	1
Interest expense	508	21	72	1	1,513
Miscellaneous expense	3	0	0	0	0
Total Expenses	857	242	1,495	17	1,911

Net Investment Income	27,451	11,140	50,679	105	57,237

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	2,194	(17,336)	14,840	(4,340)	710
Net realized (loss) on Affiliate investments	(7)	(21)	(64)	(25)	(18)
Net capital gain distributions received from Affiliate investments	0	2	36	3	1
Net realized gain (loss) on futures contracts	453	0	0	0	(262)
Net realized gain (loss) on written options	0	0	0	3,364	(60)
Net realized gain (loss) on swaps	3,166	32	59,445	0	(20,944)
Net realized (loss) on short sales	0	0	0	0	(408)
Net realized gain on foreign currency transactions	0	45,079	20,380	2,071	2,131
Net change in unrealized appreciation (depreciation) on investments	75,252	3,357	3,618	(96)	45,856
Net change in unrealized appreciation (depreciation) on Affiliate investments	1	4	(450)	(12)	2
Net change in unrealized appreciation (depreciation) on futures contracts	(130)	0	0	0	884
Net change in unrealized appreciation (depreciation) on written options	0	0	0	(344)	137
Net change in unrealized appreciation (depreciation) on swaps	1,445	(4)	(29,838)	0	(1,147)
Net change in unrealized appreciation on short sales	0	0	0	0	1,095
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(9,213)	(15,471)	962	1,689
Net Gain	82,374	21,900	52,496	1,583	29,666

Net Increase in Net Assets Resulting from Operations	$109,825	$33,040	$103,175	$1,688	$86,903

ANNUAL REPORT	MARCH 31, 2013	35

Statements of Operations (Cont.)

Year Ended March 31, 2013
(Amounts in thousands)	PIMCO Investment Grade Corporate Portfolio	PIMCO Long Duration Corporate Bond Portfolio	PIMCO Low Duration Portfolio (1)	PIMCO Moderate Duration Portfolio (2)	PIMCO Mortgage Portfolio

Investment Income:
Interest, net of foreign taxes*	$179,843	$637,490	$1,177	$1,083	$134,879
Dividends	2,254	531	0	0	0
Dividends from Affiliate investments	3,173	1,005	282	0	3,621
Total Income	185,270	639,026	1,459	1,083	138,500

Expenses:
Investment advisory fees	859	2,576	43	22	1,518
Supervisory and administrative fees	1,288	3,864	64	32	2,277
Trustees’ fees	9	28	1	0	17
Organization expense	0	0	12	10	0
Interest expense	24	2,091	0	0	91
Miscellaneous expense	0	0	0	0	187
Total Expenses	2,180	8,559	120	64	4,090
Waiver and/or Reimbursement by PIMCO	0	0	(11)	(9)	0
Net Expenses	2,180	8,559	109	55	4,090

Net Investment Income	183,090	630,467	1,350	1,028	134,410

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	96,999	291,311	123	87	78,164
Net realized gain (loss) on Affiliate investments	(572)	(332)	(10)	0	(212)
Net capital gain distributions received from Affiliate investments	44	22	7	0	13
Net realized gain (loss) on futures contracts	1,227	26,461	16	12	173
Net realized gain on written options	4,590	24,695	5	2	0
Net realized gain (loss) on swaps	44,649	189,446	35	80	5,499
Net realized gain (loss) on foreign currency transactions	0	962	0	0	0
Net change in unrealized appreciation (depreciation) on investments	173,504	479,355	1,020	863	84,099
Net change in unrealized appreciation (depreciation) on Affiliate investments	(292)	28	(83)	0	(433)
Net change in unrealized appreciation (depreciation) on futures contracts	470	377	(61)	(31)	0
Net change in unrealized appreciation (depreciation) on written options	1,221	319	0	0	0
Net change in unrealized appreciation (depreciation) on swaps	4,269	20,039	(25)	56	(12,811)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	20,403	0	0	0
Net Gain	326,109	1,053,086	1,027	1,069	154,492

Net Increase in Net Assets Resulting from Operations	$509,199	$1,683,553	$2,377	$2,097	$288,902

* Foreign tax withholdings	$3	$2	$0	$0	$0

(1)	Period from May 31, 2012 to March 31, 2013.
(2)	Period from July 31, 2012 to March 31, 2013.

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Municipal Sector Portfolio	PIMCO Real Return Portfolio	PIMCO Senior Floating Rate Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government Sector Portfolio

$18,104	$42,507	$398	$37,265	$63,957	$12,963	$64,817
0	0	0	73	0	0	0
52	548	4	97	0	0	1
18,156	43,055	402	37,435	63,957	12,963	64,818

80	709	2	189	0	799	785
120	1,063	3	284	0	1,198	1,178
1	8	0	2	0	8	8
0	0	0	0	0	0	0
76	179	0	795	39	16	31
0	0	1	0	0	0	13
277	1,959	6	1,270	39	2,021	2,015
0	0	0	0	0	0	0
277	1,959	6	1,270	39	2,021	2,015

17,879	41,096	396	36,165	63,918	10,942	62,803

11,753	57,696	53	2,957	2,820	490	30,277
(21)	56	(1)	12	0	0	0
1	3	0	1	0	0	0
(1,862)	1,464	0	0	0	0	110,706
0	1,523	0	0	0	0	5,300
163	1,093	0	(891)	0	0	(4,973)
0	6,513	0	0	(5)	0	0
7,168	109,663	140	50,011	(1,885)	244	121,033
1	6	0	(10)	0	0	0
266	(819)	0	0	0	0	60,842
0	1,449	0	0	0	0	(3,934)
(605)	104	0	(1,429)	0	0	(32,791)
0	(1,775)	0	0	0	0	0
16,864	176,976	192	50,651	930	734	286,460

$34,743	$218,072	$588	$86,816	$64,848	$11,676	$349,263

$0	$0	$0	$0	$0	$0	$0

ANNUAL REPORT	MARCH 31, 2013	37

Consolidated Statements of Operations

Year Ended March 31, 2013
(Amounts in thousands)	PIMCO International Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Investment Income:
Interest	$45,751	$76,018
Dividends from Affiliate investments	485	0
Total Income	46,236	76,018

Expenses:
Investment advisory fees	427	0
Supervisory and administrative fees	2,136	0
Trustees’ fees	5	0
Interest expense	1,439	78
Total Expenses	4,007	78
Waiver and/or Reimbursement by PIMCO	(46)	0
Net Expenses	3,961	78

Net Investment Income	42,275	75,940

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,998	(209,439)
Net realized (loss) on Affiliate investments	(1)	0
Net capital gain distributions received from Affiliate investments	3	0
Net realized gain on futures contracts	236	0
Net realized gain on written options	128	0
Net realized gain on swaps	18,964	0
Net realized gain on foreign currency transactions	37,660	201,658
Net change in unrealized appreciation (depreciation) on investments	27,969	(7,758)
Net change in unrealized appreciation on Affiliate investments	9	0
Net change in unrealized (depreciation) on futures contracts	(2,698)	0
Net change in unrealized appreciation on swaps	1,680	0
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	25,518	(1,659)
Net Gain (Loss)	111,466	(17,198)

Net Increase in Net Assets Resulting from Operations	$153,741	$58,742

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO Asset-Backed Securities Portfolio		PIMCO Developing Local Markets Portfolio		PIMCO Emerging Markets Portfolio		PIMCO FX Strategy Portfolio

(Amounts in thousands)	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$27,451	$25,248	$11,140	$18,656	$50,679	$63,534	$105	$67
Net realized gain (loss)	5,813	25,643	27,775	(7,340)	94,665	(7,429)	1,095	(861)
Net realized gain (loss) on Affiliate investments	(7)	6	(21)	(3)	(64)	(18)	(25)	(9)
Net capital gain distributions received from Affiliate investments	0	0	2	0	36	0	3	0
Net change in unrealized appreciation (depreciation)	76,567	(13,127)	(5,860)	(21,194)	(41,691)	30,962	522	(758)
Net change in unrealized appreciation (depreciation) on Affiliate investments	1	0	4	(47)	(450)	98	(12)	13
Net increase (decrease) resulting from operations	109,825	37,770	33,040	(9,928)	103,175	87,147	1,688	(1,548)

Distributions to Shareholders:
From net investment income	(26,960)	(34,000)	(5,254)	(36,794)	(80,758)	(77,649)	(50)	(364)
From net realized capital gains	(2,695)	(15,447)	0	0	0	0	0	0
Tax basis return of capital	0	0	0	(11,607)	0	(14,851)	0	(18)

Total Distributions	(29,655)	(49,447)	(5,254)	(48,401)	(80,758)	(92,500)	(50)	(382)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	89,709	(3,310)	(21,944)	(575,125)	76,271	(75,411)	(8,323)	28,555

Total Increase (Decrease) in Net Assets	169,879	(14,987)	5,842	(633,454)	98,688	(80,764)	(6,685)	26,625

Net Assets:
Beginning of year	613,568	628,555	194,481	827,935	1,133,534	1,214,298	34,540	7,915
End of year*	$783,447	$613,568	$200,323	$194,481	$1,232,222	$1,133,534	$27,855	$34,540

*Including undistributed (overdistributed) net investment income of:	$12,683	$7,467	$(804)	$(8,763)	$1,034	$(43,952)	$1,949	$801

**	See note 13 in the Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2013	39

Statements of Changes in Net Assets (Cont.)

	PIMCO High Yield Portfolio		PIMCO Investment Grade Corporate Portfolio		PIMCO Long Duration Corporate Bond Portfolio		PIMCO Low Duration Portfolio

(Amounts in thousands)	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012	Period from May 31, 2012 to March 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$57,237	$71,734	$183,090	$235,374	$630,467	$512,741	$1,350
Net realized gain (loss)	(18,833)	22,552	147,465	110,514	532,875	384,839	179
Net realized gain (loss) on Affiliate investments	(18)	25	(572)	30	(332)	115	(10)
Net capital gain distributions received from Affiliate investments	1	0	44	0	22	0	7
Net change in unrealized appreciation (depreciation)	48,514	(63,577)	179,464	(105,797)	520,493	585,613	934
Net change in unrealized appreciation (depreciation) on Affiliate investments	2	0	(292)	84	28	4	(83)
Net increase resulting from operations	86,903	30,734	509,199	240,205	1,683,553	1,483,312	2,377

Distributions to Shareholders:
From net investment income	(57,964)	(78,500)	(202,743)	(253,600)	(709,255)	(514,701)	(1,350)
From net realized capital gains	0	0	(56,068)	0	(303,668)	(205,337)	0

Total Distributions	(57,964)	(78,500)	(258,811)	(253,600)	(1,012,923)	(720,038)	(1,350)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	51,617	(419,204)	185,982	(718,690)	2,830,546	2,871,907	255,977

Total Increase (Decrease) in Net Assets	80,556	(466,970)	436,370	(732,085)	3,501,176	3,635,181	257,004

Net Assets:
Beginning of year or period	560,971	1,027,941	3,961,321	4,693,406	10,987,742	7,352,561	0
End of year or period*	$641,527	$560,971	$4,397,691	$3,961,321	$14,488,918	$10,987,742	$257,004

*Including undistributed (overdistributed) net investment income of:	$17,994	$26,557	$28,319	$19,892	$164,290	$57,109	$386

**	See note 13 in the Notes to Financial Statements.

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Moderate Duration Portfolio	PIMCO Mortgage Portfolio		PIMCO Municipal Sector Portfolio		PIMCO Real Return Portfolio		PIMCO Senior Floating Rate Portfolio

Period from July 31, 2012 to March 31, 2013	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Period from April 29, 2011 to March 31, 2012

$1,028	$134,410	$173,916	$17,879	$24,032	$41,096	$50,122	$396	$268
181	83,836	305,430	10,054	11,668	68,289	130,259	53	(9)
0	(212)	324	(21)	2	56	125	(1)	0
0	13	0	1	0	3	0	0	0
888	71,288	(42,035)	6,829	38,501	108,622	103,740	140	42
0	(433)	3	1	0	6	1	0	0
2,097	288,902	437,638	34,743	74,203	218,072	284,247	588	301

(1,200)	(257,520)	(250,004)	(16,074)	(22,250)	(66,793)	(60,501)	(425)	(200)
0	(64,462)	(117,057)	(5,918)	0	(63,438)	(113,437)	(10)	0

(1,200)	(321,982)	(367,061)	(21,992)	(22,250)	(130,231)	(173,938)	(435)	(200)

282,446	121,230	(854,393)	(52,938)	16,586	511,938	1,561,200	14,427	8,717

283,343	88,150	(783,816)	(40,187)	68,539	599,779	1,671,509	14,580	8,818

0	7,525,827	8,309,643	399,627	331,088	3,002,858	1,331,349	8,818	0
$283,343	$7,613,977	$7,525,827	$359,440	$399,627	$3,602,637	$3,002,858	$23,398	$8,818

$241	$21,036	$38,163	$9,820	$8,425	$(13,720)	$(5,850)	$40	$68

ANNUAL REPORT	MARCH 31, 2013	41

Statements of Changes in Net Assets (Cont.)

	PIMCO Short-Term Portfolio		PIMCO Short-Term Floating NAV Portfolio		PIMCO Short-Term Floating NAV Portfolio II		PIMCO U.S. Government Sector Portfolio

(Amounts in thousands)	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$36,165	$43,927	$63,918	$152,376	$10,942	$10,345	$62,803	$66,605
Net realized gain (loss)	2,066	(52,488)	2,815	16,454	490	452	141,310	(52,086)
Net realized gain (loss) on Affiliate investments	12	(9)	0	0	0	0	0	(2)
Net capital gain distributions received from Affiliate investments	1	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	48,582	25,583	(1,885)	(15,366)	244	(1,182)	145,150	26,557
Net change in unrealized appreciation (depreciation) on Affiliate investments	(10)	10	0	0	0	0	0	(12)
Net increase resulting from operations	86,816	17,023	64,848	153,464	11,676	9,615	349,263	41,062

Distributions to Shareholders:
From net investment income	(38,937)	(50,102)	(63,949)	(152,321)	(10,960)	(10,340)	(60,231)	(48,009)
From net realized capital gains	0	0	(13,230)	(10,132)	(398)	(634)	0	0

Total Distributions	(38,937)	(50,102)	(77,179)	(162,453)	(11,358)	(10,974)	(60,231)	(48,009)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(113,739)	(298,324)	(9,569,243)	(28,738,857)	540,083	(923,909)	(629,324)	(796,132)

Total Increase (Decrease) in Net Assets	(65,860)	(331,403)	(9,581,574)	(28,747,846)	540,401	(925,268)	(340,292)	(803,079)

Net Assets:
Beginning of year	978,608	1,310,011	30,750,639	59,498,485	3,733,115	4,658,383	4,074,397	4,877,476
End of year*	$912,748	$978,608	$21,169,065	$30,750,639	$4,273,516	$3,733,115	$3,734,105	$4,074,397

*Including undistributed (overdistributed) net investment income of:	$11,723	$11,380	$188	$196	$(4)	$(2)	$8,512	$10,350

**	See note 13 in the Notes to Financial Statements.

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO International Portfolio		PIMCO Short-Term Floating NAV Portfolio III

(Amounts in thousands)	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Period from March 12, 2012 to March 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$42,275	$34,715	$75,940	$52
Net realized gain (loss)	58,986	372,930	(7,781)	(41)
Net realized gain (loss) on Affiliate investments	(1)	144	0	0
Net capital gain distributions received from Affiliate investments	3	0	0	0
Net change in unrealized appreciation (depreciation)	52,469	(16,483)	(9,417)	57
Net change in unrealized appreciation (depreciation) on Affiliate investments	9	(54)	0	0
Net increase resulting from operations	153,741	391,252	58,742	68

Distributions to Shareholders:
From net investment income	(292,822)	(88,191)	(72,969)	(52)

Total Distributions	(292,822)	(88,191)	(72,969)	(52)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	39,060	(328,300)	18,925,424	856,962

Total Increase (Decrease) in Net Assets	(100,021)	(25,239)	18,911,197	856,978

Net Assets:
Beginning of year or period	2,153,299	2,178,538	856,978	0
End of year or period*	$2,053,278	$2,153,299	$19,768,175	$856,978

*Including undistributed (overdistributed) net investment income of:	$50,920	$225,996	$(655)	$(42)

**	See note 13 in the Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2013	43

Statements of Cash Flows

Year Ended March 31, 2013
(Amounts in thousands)	PIMCO Asset-Backed Securities Portfolio	PIMCO High Yield Portfolio	PIMCO Short-Term Portfolio

Cash flows provided by (used for) operating activities:

Net increase in net assets resulting from operations	$109,825	$86,903	$86,816

Adjustments to reconcile net increase in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term securities	(942,308)	(466,039)	(373,287)
Proceeds from sales of long-term securities	712,664	452,920	323,338
(Purchases) proceeds from sales of short-term portfolio investments, net	(9,928)	2,563	102,289
(Increase) decrease in deposits with counterparty	5	(413)	(322)
(Increase) in receivable for investments sold	(52,521)	(2,839)	(20,223)
(Increase) decrease in interest and dividends receivable	(392)	146	552
Increase (decrease) in OTC swap premiums received (paid)	(10,272)	2,284	0
Increase (decrease) in payable for investments purchased	(39,781)	18,980	(7,153)
Increase (decrease) in deposits from counterparty	(1,680)	770	(2,130)
Increase in accrued investment advisory fees	2	1	0
Increase (decrease) in accrued supervisory and administrative fees	4	1	(2)
Proceeds from short sales transactions, net	0	4,486	0
(Increase) decrease in variation margin receivable (payable) on financial derivative instruments	16	1,387	(218)
Proceeds from currency transactions	0	2,126	0
Net change in unrealized (appreciation) on investments	(75,252)	(45,856)	(50,011)
Net change in unrealized (appreciation) depreciation on Affiliate investments	(1)	(2)	10
Net change in unrealized (appreciation) depreciation on futures contracts	130	(884)	0
Net change in unrealized (appreciation) on written options	0	(137)	0
Net change in unrealized (appreciation) depreciation on swaps	(1,445)	1,147	1,429
Net change in unrealized (appreciation) on short sales	0	(1,095)	0
Net change in unrealized (appreciation) on translation of assets and liabilities in foreign currencies	0	(1,689)	0
Net realized (gain) on investments, written options, short sales and foreign currency transactions	(2,187)	(2,356)	(2,970)
Net amortization (accretion) on investments	426	(464)	(1,294)
Net cash provided by (used for) operating activities	(312,695)	51,940	56,824

Cash flows received from (used for) financing activities:
Proceeds from shares sold	139,242	98,190	91,580
Payment on shares redeemed	(75,217)	(124,770)	(254,556)
Cash dividend paid*	(366)	(1,484)	(658)
Proceeds from reverse repurchase agreements	1,427,242	1,817,586	1,533,689
Payments on reverse repurchase agreements	(1,227,810)	(1,841,629)	(1,430,243)
Proceeds from sale-buyback transactions	1,885,123	0	0
Payments on sale-buyback transactions	(1,835,541)	0	0
Proceeds from deposits from counterparty	0	2,180	0
Payments on deposits from counterparty	0	(2,080)	0
Net cash received from (used for) financing activities	312,673	(52,007)	(60,188)

Net Decrease in Cash and Foreign Currency	(22)	(67)	(3,364)

Cash and Foreign Currency:
Beginning of year	184	1,013	3,365
End of year	$162	$946	$1

* Reinvestment of dividends	$29,289	$56,506	$38,279

Supplemental disclosure of cash flow information:
Interest expense paid during the year	$405	$1,330	$711

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Asset-Backed Securities Portfolio

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 2.6%

BANKING & FINANCE 1.1%
Citigroup, Inc.
1.755% due 01/13/2014 (d)	$5,600	$5,652
Preferred Term Securities Ltd.
0.830% due 03/24/2034	1,656	1,284
Prudential Financial, Inc.
6.625% due 12/01/2037 (d)	1,000	1,263

		8,199

INDUSTRIALS 1.5%
CVS Pass-Through Trust
5.880% due 01/10/2028 (d)	1,605	1,866
Times Square Hotel Trust
8.528% due 08/01/2026 (d)	6,196	8,361
UAL Pass-Through Trust
6.636% due 01/02/2024 (d)	1,475	1,602

		11,829

Total Corporate Bonds & Notes (Cost $17,577)		20,028

MUNICIPAL BONDS & NOTES 0.5%

TEXAS 0.1%
North Texas Higher Education Authority Revenue Bonds, Series 2011
1.408% due 04/01/2040	1,078	1,101

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,715	3,203

Total Municipal Bonds & Notes (Cost $4,576)		4,304

U.S. GOVERNMENT AGENCIES 11.2%
Fannie Mae
0.264% due 07/25/2037 (d)	5,852	5,579
0.334% due 03/25/2036	106	99
0.444% due 08/25/2031 - 05/25/2032	302	277
0.619% due 09/17/2027	5	5
0.654% due 02/25/2033 (d)	300	302
0.669% due 06/25/2021 (d)	33	33
0.669% due 10/25/2021	12	12
0.719% due 01/25/2020 - 09/25/2021 (d)	77	77
0.719% due 11/25/2021 - 03/25/2022	9	9
0.769% due 12/25/2021	15	15
0.803% due 11/18/2031	9	9
0.854% due 11/25/2031 (d)	157	159
0.919% due 04/25/2022	12	12
0.969% due 05/25/2022	26	26
1.069% due 05/25/2018 (d)	44	45
1.069% due 10/25/2020	11	12
1.119% due 08/25/2023 (d)	34	34
1.204% due 04/25/2032	20	21
1.219% due 12/25/2023 (d)	44	45
1.369% due 10/25/2022 - 09/25/2023	30	31
1.375% due 03/01/2044	8	9
1.375% due 10/01/2044 (d)	129	131
1.378% due 10/01/2044 (d)	33	34

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.550% due 12/25/2021	$5	$5
1.575% due 11/01/2030	14	15
1.575% due 10/01/2040 (d)	94	98
1.627% due 02/01/2033 (d)	422	442
1.750% due 12/25/2023 (d)	55	57
1.938% due 09/01/2033 (d)	65	69
2.011% due 03/01/2035 (d)	64	67
2.024% due 06/01/2033 (d)	42	44
2.075% due 08/01/2033 (d)	126	133
2.076% due 07/01/2035 (d)	79	83
2.130% due 03/01/2030	13	13
2.139% due 11/01/2035	8	8
2.172% due 12/01/2035 (d)	40	42
2.182% due 05/01/2036 (d)	31	34
2.200% due 08/01/2033 - 02/01/2035 (d)	98	105
2.232% due 05/01/2034 - 02/01/2035 (d)	128	136
2.237% due 11/01/2032 (d)	128	134
2.239% due 01/01/2035 (d)	27	29
2.245% due 09/01/2030 (d)	30	31
2.250% due 03/01/2029	8	8
2.250% due 04/01/2032 - 12/01/2036 (d)	130	137
2.260% due 08/01/2032	6	6
2.316% due 09/01/2033	22	23
2.321% due 10/01/2026 (d)	116	118
2.321% due 11/01/2040	10	10
2.327% due 04/01/2018	6	6
2.345% due 10/01/2031 (d)	32	33
2.363% due 07/01/2033 (d)	35	38
2.368% due 04/01/2036	10	11
2.373% due 10/01/2032 (d)	41	43
2.400% due 01/01/2033 (d)	31	31
2.419% due 03/01/2035 (d)	56	59
2.440% due 03/01/2027 (d)	48	51
2.457% due 04/01/2034	10	11
2.465% due 05/01/2031	12	12
2.480% due 06/01/2033	26	27
2.500% due 09/01/2032	23	23
2.513% due 11/01/2034 (d)	76	81
2.530% due 11/01/2034	5	6
2.550% due 12/01/2033	2	2
2.570% due 11/01/2024 (d)	72	73
2.600% due 05/01/2025	5	5
2.622% due 10/01/2034	20	22
2.628% due 03/01/2033	4	4
2.635% due 12/01/2036 (d)	68	73
2.639% due 07/01/2033 (d)	40	43
2.640% due 05/25/2035 (d)	1,070	1,129
2.655% due 07/01/2034	22	23
2.676% due 12/01/2036 (d)	65	70
2.691% due 03/01/2035 (d)	26	28
2.707% due 04/01/2033 (d)	33	35
2.714% due 09/01/2033 (d)	29	31
2.715% due 05/01/2033 (d)	120	127
2.736% due 03/01/2032 (d)	34	35
2.750% due 09/01/2015 - 01/01/2029	93	98
2.816% due 10/01/2033	12	12
2.838% due 06/01/2033 (d)	138	144
2.839% due 01/01/2037 (d)	33	36
2.875% due 09/01/2033	20	20
2.934% due 09/01/2033	4	4
3.105% due 08/01/2035 (d)	67	71
3.130% due 04/01/2036 (d)	56	60
3.615% due 05/01/2036 (d)	69	73
3.689% due 01/01/2015	4	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.905% due 03/01/2019	$6	$6
3.930% due 02/01/2018	4	4
4.000% due 11/25/2033 - 12/01/2040 (d)	2,922	3,122
4.000% due 05/01/2043	29,000	30,890
4.080% due 12/01/2017	8	8
4.220% due 11/01/2019	18	18
4.250% due 10/01/2027 - 03/25/2033	9	9
4.500% due 05/01/2040 (d)	17,909	20,098
4.893% due 12/01/2014	2	2
5.000% due 06/25/2023 - 11/25/2032 (d)	466	510
5.370% due 08/25/2043 (d)	237	250
5.500% due 04/25/2017 - 09/25/2035	2,295	2,711
6.000% due 03/25/2016	3	3
6.440% due 07/01/2036	708	853
6.500% due 06/25/2028 (d)	58	65
6.510% due 08/01/2036	1,008	1,217
6.566% due 05/25/2037 (a)(d)	5,606	1,075
6.770% due 01/18/2029	78	78
7.000% due 02/01/2019 - 07/25/2042	34	37
7.500% due 08/25/2021 (d)	31	36
7.500% due 07/25/2022	37	44
7.875% due 11/01/2018	7	7
8.500% due 05/01/2017 - 04/01/2032	172	192
8.500% due 09/01/2022 - 06/01/2030 (d)	85	94
9.375% due 04/01/2016	53	58
15.381% due 08/25/2021 (d)	36	48
Freddie Mac
0.453% due 10/15/2032	30	30
0.464% due 08/25/2031	133	130
0.553% due 12/15/2029	29	29
0.564% due 10/25/2029	2	2
0.653% due 12/15/2031	12	12
0.753% due 08/15/2031 (d)	38	38
0.800% due 04/15/2022	7	7
0.900% due 03/15/2020	21	22
0.950% due 06/15/2022	27	27
1.200% due 02/15/2021 - 10/15/2022	28	29
1.212% due 05/15/2023 (d)	43	44
1.310% due 09/25/2023 (d)	601	611
1.350% due 05/15/2023	15	15
1.375% due 10/25/2044 - 02/25/2045 (d)	6,276	6,269
1.575% due 07/25/2044 (d)	1,439	1,475
1.625% due 02/01/2017	3	3
2.261% due 03/01/2028	9	9
2.276% due 11/01/2027 (d)	87	87
2.279% due 10/01/2034 (d)	56	59
2.295% due 09/01/2028	23	24
2.310% due 02/01/2022	9	10
2.312% due 02/01/2035 (d)	55	58
2.333% due 04/01/2032 (d)	156	157
2.348% due 04/01/2033	7	7
2.355% due 08/01/2029	1	1
2.355% due 12/01/2033 (d)	144	154
2.359% due 03/01/2034 (d)	77	82
2.361% due 04/01/2034 (d)	60	64
2.365% due 11/01/2023	6	7
2.375% due 08/01/2032	7	8
2.379% due 11/01/2034 (d)	105	112
2.386% due 11/01/2034 (d)	99	105

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	45

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.391% due 01/01/2035	$16	$18
2.400% due 02/01/2035 (d)	103	110
2.404% due 10/01/2033	8	8
2.408% due 09/01/2033 (d)	126	134
2.438% due 02/01/2026	9	10
2.457% due 09/01/2035 (d)	30	32
2.481% due 08/01/2023	23	24
2.531% due 03/01/2032 (d)	103	111
2.553% due 02/01/2035 (d)	62	66
2.560% due 01/01/2035 (d)	57	61
2.566% due 03/01/2030 (d)	32	32
2.571% due 02/01/2035 (d)	29	31
2.593% due 08/01/2030 (d)	49	49
2.612% due 01/01/2035 (d)	42	42
2.626% due 02/01/2036 (d)	51	54
2.781% due 01/01/2032	7	8
2.901% due 07/01/2037 (d)	68	73
2.955% due 09/01/2035 (d)	38	41
3.045% due 03/01/2033	11	11
3.097% due 04/01/2035 (d)	174	177
4.000% due 10/15/2033	263	285
4.500% due 05/15/2018 - 09/15/2018	105	115
5.000% due 08/15/2019 - 02/15/2036	770	874
5.430% due 05/01/2026 (d)	31	31
5.500% due 05/15/2036	113	127
5.592% due 04/01/2036 (d)	60	63
5.825% due 08/01/2031 (d)	140	148
6.500% due 10/15/2013 - 03/15/2021	9	10
6.500% due 07/25/2043 (d)	917	1,064
7.000% due 06/15/2029 (d)	71	75
7.500% due 02/15/2023 - 01/15/2031	29	33
8.000% due 03/15/2023	44	51
9.250% due 11/15/2019	6	7
9.500% due 04/15/2020	10	11
16.794% due 09/15/2014	1	1
Ginnie Mae
0.603% due 02/20/2029	3	3
1.625% due 01/20/2023 - 11/20/2031	54	56
1.625% due 10/20/2026 - 10/20/2033 (d)	214	224
1.750% due 09/20/2028 - 05/20/2032	15	16
1.750% due 07/20/2029 - 09/20/2033 (d)	227	239
2.000% due 04/20/2017 - 04/20/2021	11	11
2.000% due 06/20/2021 - 07/20/2030 (d)	163	170
2.125% due 01/20/2034 (d)	48	50
3.000% due 04/20/2018 - 04/20/2019	20	21
4.000% due 04/20/2016 - 04/20/2019	14	14

Total U.S. Government Agencies (Cost $83,368)		87,390

U.S. TREASURY OBLIGATIONS 25.6%
U.S. Treasury Bonds
9.875% due 11/15/2015 (d)(e)(g)(h)	14,800	18,485
U.S. Treasury Notes
1.250% due 08/31/2015 (d)(h)	37,000	37,858
2.125% due 12/31/2015 (e)	42,000	44,061

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 08/31/2014 (d)(e)(h)	$1,600	$1,649
3.125% due 10/31/2016 (d)	90,100	98,610

Total U.S. Treasury Obligations (Cost $200,113)		200,663

MORTGAGE-BACKED SECURITIES 64.8%
Adjustable Rate Mortgage Trust
0.484% due 11/25/2035	3,502	3,074
American Home Mortgage Investment Trust
2.447% due 06/25/2045	9,274	8,754
2.457% due 02/25/2045	262	258
Banc of America Alternative Loan Trust
6.000% due 04/25/2037	8,212	5,756
Banc of America Funding Corp.
2.401% due 01/26/2037	170	171
2.718% due 09/20/2046	3,522	2,827
5.623% due 01/20/2047^	41	32
Banc of America Mortgage Trust
2.971% due 12/25/2033	313	310
2.997% due 05/25/2033	155	153
2.998% due 07/25/2033	335	334
3.082% due 10/25/2035	2,344	2,175
3.083% due 06/25/2035	3,289	3,151
3.104% due 06/25/2034	260	256
3.159% due 02/25/2033	99	98
3.162% due 11/25/2033	90	91
3.344% due 11/25/2034	237	209
Bear Stearns Adjustable Rate Mortgage Trust
2.387% due 02/25/2036	537	436
2.470% due 10/25/2035	341	331
2.733% due 11/25/2030	23	24
2.736% due 08/25/2033	52	52
2.749% due 05/25/2033	585	361
2.890% due 04/25/2034	220	220
2.959% due 02/25/2033	17	16
2.967% due 04/25/2034	1,695	1,672
3.018% due 02/25/2034	2,357	2,339
3.018% due 05/25/2047^	1,942	1,590
3.051% due 05/25/2034	20	19
3.068% due 01/25/2034	164	167
3.090% due 10/25/2034	168	165
3.115% due 10/25/2034	201	176
3.129% due 07/25/2034	2	2
3.145% due 05/25/2034	56	55
Bear Stearns Alt-A Trust
2.566% due 04/25/2035	207	190
2.609% due 01/25/2036^	1,383	955
2.652% due 02/25/2036^	30	19
2.659% due 12/25/2033	1,150	1,165
2.712% due 11/25/2035^	3,809	2,821
2.768% due 05/25/2035	1,365	1,250
2.817% due 08/25/2036^	1,217	849
5.184% due 08/25/2036^	3,071	2,152
Bear Stearns Commercial Mortgage Securities
0.853% due 03/15/2019	1,708	1,694
Bear Stearns Mortgage Securities, Inc.
2.446% due 06/25/2030	54	54
Bear Stearns Structured Products, Inc.
2.618% due 01/26/2036	2,428	1,905
2.735% due 12/26/2046	11,023	7,657
Bella Vista Mortgage Trust
0.453% due 05/20/2045	99	75
0.574% due 02/25/2035	13,704	9,221
CBA Commercial Small Balance Commercial Mortgage
0.484% due 12/25/2036	403	332

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CC Funding Corp.
0.705% due 01/25/2035	$1,102	$755
Charlotte Gateway Village LLC
6.410% due 12/01/2016	864	872
Chase Mortgage Finance Corp.
2.912% due 12/25/2035	5,019	4,737
Citigroup Mortgage Loan Trust, Inc.
0.534% due 12/25/2034	612	577
1.004% due 08/25/2035	539	397
2.570% due 10/25/2035	284	279
2.600% due 05/25/2035	102	102
2.693% due 08/25/2035	473	474
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	297	258
Commercial Mortgage Pass-Through Certificates
2.254% due 05/15/2045 (a)	15,825	2,180
5.383% due 02/15/2040	500	548
Community Program Loan Trust
4.500% due 04/01/2029	437	442
Countrywide Alternative Loan Trust
0.394% due 09/25/2046	1,538	1,086
0.394% due 11/25/2046	119	82
0.398% due 12/20/2046	5,697	3,671
0.403% due 07/20/2046^	2,346	1,268
0.413% due 03/20/2046	887	587
0.413% due 07/20/2046^	2,044	1,105
0.454% due 05/25/2035	345	133
0.474% due 02/25/2036	342	238
0.484% due 12/25/2035	430	357
0.494% due 11/25/2035	126	85
0.514% due 10/25/2035	181	130
0.523% due 11/20/2035	916	661
0.533% due 11/20/2035	41,691	29,806
0.534% due 10/25/2035	161	113
0.604% due 03/25/2034	16	15
0.704% due 05/25/2035	1,034	820
0.704% due 09/25/2047^	9	0
0.974% due 11/25/2035	6,126	4,849
0.999% due 08/25/2046	3,902	2,678
1.017% due 03/25/2047^	12,782	7,665
1.177% due 02/25/2036	2,046	1,656
1.706% due 08/25/2035	4,135	3,560
5.294% due 08/25/2036	151	152
5.500% due 11/25/2035^	4,529	3,927
5.500% due 03/25/2036	128	99
5.750% due 03/25/2037^	1,178	945
6.000% due 10/25/2032	4	4
6.250% due 12/25/2033	250	265
6.250% due 08/25/2037^	679	547
6.500% due 11/25/2031	269	283
Countrywide Home Loan Mortgage Pass-Through Trust
0.494% due 04/25/2035	116	89
0.504% due 03/25/2035	86	70
0.524% due 03/25/2035	6,901	5,323
0.544% due 02/25/2035	228	209
0.594% due 02/25/2035	325	185
0.604% due 08/25/2018	35	34
0.744% due 02/25/2035	509	490
1.124% due 09/25/2034	457	259
1.952% due 06/19/2031	7	7
2.541% due 02/20/2036	461	358
2.713% due 04/25/2035^	270	48
2.783% due 02/20/2036	659	575
2.800% due 02/20/2035	9	9
2.834% due 07/19/2033	189	183
2.845% due 02/19/2034	54	33
2.868% due 08/25/2034	5,031	4,608

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.885% due 02/19/2034	$54	$55
2.944% due 05/19/2033	33	33
3.057% due 08/25/2034	452	404
3.199% due 02/25/2034	250	243
4.500% due 10/25/2018	152	155
5.000% due 11/25/2018	67	69
5.500% due 08/25/2033	521	523
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032	85	79
2.455% due 06/25/2033	685	677
2.547% due 07/25/2033	69	69
2.662% due 10/25/2033	449	442
2.946% due 12/25/2032	88	82
5.500% due 11/25/2035	588	516
5.750% due 04/25/2033	65	68
6.250% due 07/25/2035	982	1,059
6.500% due 04/25/2033	35	37
7.000% due 02/25/2033	42	46
Credit Suisse Mortgage Capital Certificates
0.383% due 04/15/2022	13,163	12,919
0.433% due 10/15/2021 (d)	7,405	7,321
2.972% due 08/27/2037	150	150
2.991% due 07/27/2036	491	494
5.509% due 04/15/2047	2,000	2,298
CW Capital Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047	500	573
DBUBS Mortgage Trust
3.642% due 08/10/2044	1,100	1,191
Downey Savings & Loan Association Mortgage Loan Trust
1.117% due 04/19/2047	1,456	1,162
Drexel Burnham Lambert CMO Trust
0.954% due 05/01/2016	9	9
Extended Stay America Trust
1.079% due 12/05/2031 (a)	24,500	765
First Horizon Alternative Mortgage Securities
2.314% due 09/25/2034	6,351	6,298
2.385% due 03/25/2035	449	357
2.407% due 11/25/2035^	14,033	11,429
2.497% due 06/25/2034	4,207	4,177
First Horizon Mortgage Pass-Through Trust
2.557% due 02/25/2035	395	395
First Republic Mortgage Loan Trust
0.553% due 11/15/2031	550	544
0.684% due 06/25/2030	62	61
GMAC Mortgage Corp. Loan Trust
3.645% due 05/25/2035	64	61
Greenpoint Mortgage Funding Trust
0.414% due 04/25/2036	487	331
0.434% due 06/25/2045	415	327
Greenpoint Mortgage Pass-Through Certificates
2.939% due 10/25/2033	349	347
Greenwich Capital Acceptance, Inc.
2.990% due 06/25/2024	40	41
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	50	55
GS Mortgage Securities Corp.
2.006% due 03/06/2020	700	703
2.202% due 03/06/2020	11,700	11,759
2.476% due 03/06/2020	400	402
4.085% due 03/06/2020	9,500	9,565
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	1,464	1,486
8.000% due 09/19/2027	670	694
GSR Mortgage Loan Trust
0.554% due 01/25/2034	39	38
2.653% due 09/25/2035	61	60

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.675% due 09/25/2035	$993	$1,008
2.776% due 01/25/2036	931	852
2.817% due 04/25/2035	2,948	2,800
Harborview Mortgage Loan Trust
0.383% due 07/19/2046	1,846	1,204
0.393% due 02/19/2046	849	683
0.423% due 05/19/2035	505	414
0.443% due 06/19/2035	9,077	7,606
0.443% due 03/19/2036	583	390
0.553% due 01/19/2035	78	53
0.943% due 02/19/2034	39	39
2.180% due 11/19/2034	66	66
2.921% due 06/19/2045	527	333
2.957% due 08/19/2034	436	426
2.974% due 12/19/2035^	62	53
HSI Asset Securitization Corp. Trust
0.524% due 07/25/2035	328	314
Impac CMB Trust
1.104% due 10/25/2033	309	307
Impac Secured Assets Trust
0.554% due 05/25/2036	223	222
0.634% due 08/25/2036	1,507	1,458
1.144% due 11/25/2034	68	66
Indymac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032	18	17
Indymac Index Mortgage Loan Trust
0.394% due 09/25/2046	1,229	904
0.444% due 04/25/2035	366	317
0.444% due 07/25/2035	377	323
0.484% due 03/25/2035	285	242
0.504% due 06/25/2037^	250	117
0.524% due 02/25/2035	3,207	2,745
0.524% due 07/25/2045	131	111
1.004% due 11/25/2034	8,788	7,289
1.424% due 09/25/2034	280	189
2.647% due 12/25/2034	2,330	2,054
2.952% due 06/25/2036	4,627	3,143
4.926% due 02/25/2036	17,729	15,173
Indymac Residential Mortgage-Backed Trust
0.644% due 10/25/2013^	37	13
JPMorgan Alternative Loan Trust
0.704% due 06/27/2037	8,395	6,860
5.850% due 10/25/2036	9,557	6,438
JPMorgan Chase Commercial Mortgage Securities Corp.
0.653% due 07/15/2019	3,000	2,926
JPMorgan Mortgage Trust
2.867% due 10/25/2035	177	166
2.913% due 06/25/2035	388	363
3.046% due 10/25/2035	500	498
4.585% due 04/25/2035	80	81
JPMorgan Resecuritization Trust
2.543% due 07/27/2037	118	117
5.360% due 01/27/2047	356	361
5.848% due 04/20/2036	442	455
6.000% due 02/27/2037	919	942
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	17	18
LB Mortgage Trust
8.546% due 01/20/2017	57	57
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	100	113
MASTR Adjustable Rate Mortgages Trust
0.534% due 12/25/2034	1,618	1,457
2.519% due 12/25/2033	143	134
2.874% due 01/25/2034	1	1
MASTR Asset Securitization Trust
5.500% due 06/25/2033	355	370

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 09/25/2033	$797	$818
Mellon Residential Funding Corp.
0.683% due 06/15/2030	292	290
0.903% due 11/15/2031	302	298
Merrill Lynch Mortgage Investors Trust
0.824% due 08/25/2028	42	42
0.844% due 10/25/2028	528	528
0.944% due 03/25/2028	83	83
1.760% due 10/25/2035	1,596	1,577
2.213% due 01/25/2029	111	113
2.288% due 04/25/2035	108	109
2.612% due 08/25/2033	481	109
2.750% due 11/25/2035	6,871	6,577
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	500	568
Morgan Stanley Capital Trust
5.210% due 11/14/2042	1,090	1,190
5.439% due 02/12/2044 (d)	10,000	10,333
5.692% due 04/15/2049	500	575
Morgan Stanley Mortgage Loan Trust
0.474% due 09/25/2035	39	38
2.660% due 10/25/2034	212	211
Morgan Stanley Re-REMIC Trust
5.787% due 08/15/2045	2,900	3,350
Nomura Asset Acceptance Corp.
7.500% due 03/25/2034	1,179	1,282
Prudential Securities Secured Financing Corp.
0.272% due 05/25/2022	64	64
RBSSP Resecuritization Trust
2.609% due 12/26/2036	4,225	4,253
Residential Accredit Loans, Inc. Trust
0.394% due 04/25/2046	2,458	1,777
0.404% due 10/25/2046	42,378	21,173
0.414% due 04/25/2046	159	81
0.604% due 03/25/2033	64	62
3.613% due 09/25/2034	27	27
Residential Asset Mortgage Products Trust
7.000% due 06/25/2032	18	19
Residential Asset Securitization Trust
0.554% due 10/25/2018	230	223
0.654% due 02/25/2034	135	129
6.250% due 08/25/2036	7,270	6,550
Residential Funding Mortgage Securities, Inc. Trust
0.604% due 07/25/2018	41	40
3.151% due 06/25/2035	5,479	5,430
3.938% due 02/25/2036^	177	151
5.500% due 12/25/2034	1,300	1,341
6.500% due 03/25/2032	1	1
Royal Bank of Scotland Capital Funding Trust
6.068% due 09/17/2039	1,266	1,427
S2 Hospitality LLC
4.500% due 04/15/2025	1,955	1,956
SACO, Inc.
7.000% due 08/25/2036	15	16
Salomon Brothers Mortgage Securities, Inc.
0.704% due 05/25/2032	69	62
3.097% due 09/25/2033	18	18
8.500% due 05/25/2032	360	377
Sequoia Mortgage Trust
0.433% due 02/20/2035	419	406
0.513% due 11/20/2034	119	117
0.903% due 10/19/2026	119	119
0.963% due 10/20/2027	56	56
1.003% due 10/20/2027	100	98
1.085% due 02/20/2034	766	724
1.086% due 05/20/2034	1,415	1,367
1.563% due 10/20/2027	531	524

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	47

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 08/20/2034	$470	$473
2.080% due 06/20/2034	140	141
2.081% due 09/20/2032	91	85
Silver Oak Ltd.
1.732% due 06/21/2018	13,800	13,890
Structured Adjustable Rate Mortgage Loan Trust
0.544% due 08/25/2035	1,420	1,345
0.939% due 06/25/2034	980	852
1.578% due 01/25/2035	1,334	1,007
2.586% due 02/25/2034	426	415
2.648% due 03/25/2034	325	331
2.718% due 04/25/2034	354	350
Structured Asset Mortgage Investments, Inc.
0.364% due 09/25/2047	16,882	16,746
0.484% due 02/25/2036	593	415
0.514% due 12/25/2035	616	464
0.803% due 07/19/2034	2,140	1,767
0.903% due 03/19/2034	668	496
1.043% due 10/19/2033	149	127
2.667% due 05/02/2030	90	59
Structured Asset Securities Corp.
1.958% due 02/25/2032	32	31
2.351% due 10/25/2031	31	31
2.670% due 06/25/2033	489	484
2.754% due 07/25/2032	14	12
2.768% due 06/25/2033	853	860
2.867% due 06/25/2032	9	3
6.859% due 11/25/2032	9	9
7.500% due 10/25/2036	2,316	2,249
Travelers Mortgage Services, Inc.
2.358% due 09/25/2018	40	31
UBS Commercial Mortgage Trust
0.778% due 07/15/2024	666	660
Wachovia Bank Commercial Mortgage Trust
0.283% due 06/15/2020	48	47
0.323% due 09/15/2021	493	487
0.893% due 10/15/2041 (a)	66,772	737
Wachovia Mortgage Loan Trust LLC
5.398% due 10/20/2035	1,803	1,813
WaMu Mortgage Pass-Through Certificates
0.464% due 11/25/2045	8,262	7,575
0.474% due 12/25/2045	10,747	10,014
0.494% due 07/25/2045	852	799
0.494% due 10/25/2045	5,423	5,061
0.514% due 01/25/2045	1,594	1,540
0.524% due 07/25/2045	5,043	4,866
0.610% due 11/25/2034	388	386
0.620% due 11/25/2034	590	559
0.640% due 10/25/2044	1,766	1,679
0.670% due 06/25/2044	161	141
0.670% due 07/25/2044	124	120
0.740% due 10/25/2044	2,452	2,319
0.750% due 07/25/2044	99	73
1.175% due 02/25/2046	711	656
1.247% due 01/25/2046	1,845	1,737
1.371% due 05/25/2041	241	238
1.428% due 11/25/2041	115	113
1.577% due 06/25/2042	636	615
1.577% due 08/25/2042	733	705
1.577% due 04/25/2044	1,543	1,460
1.882% due 12/19/2039	501	336
2.211% due 03/25/2033	475	478
2.212% due 02/27/2034	1,043	1,062
2.326% due 11/25/2041	11	11
2.380% due 04/25/2033	318	226
2.452% due 06/25/2033	13	14
2.457% due 08/25/2033	45	42

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.491% due 09/25/2035	$267	$263
2.494% due 01/25/2033	320	328
2.554% due 06/25/2034	292	298
2.638% due 02/25/2037^	2,531	2,169
4.929% due 02/25/2037^	1,342	1,157
Washington Mutual MSC Mortgage Pass-Through Certificates
0.748% due 01/25/2018	24	24
2.232% due 02/25/2033	29	28
2.488% due 11/25/2030	67	67
2.573% due 12/25/2032	547	557
5.750% due 03/25/2033	377	396
6.000% due 03/25/2033	163	174
Wells Fargo Mortgage Loan Trust
4.937% due 09/27/2036	5,955	4,337
Wells Fargo Mortgage-Backed Securities Trust
0.704% due 07/25/2037	1,386	1,154
2.614% due 07/25/2036^	876	798
2.625% due 01/25/2035	335	338
2.641% due 03/25/2036	14,783	14,814
2.653% due 05/25/2035	431	396
4.430% due 11/25/2033	230	237
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024 (d)	5,000	5,082

Total Mortgage-Backed Securities (Cost $488,339)		507,896

ASSET-BACKED SECURITIES 35.1%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,689	1,271
Access Group, Inc.
1.601% due 10/27/2025	1,594	1,620
Accredited Mortgage Loan Trust
0.414% due 12/25/2035	6	6
ACE Securities Corp.
1.254% due 12/25/2033	937	893
1.254% due 07/25/2034	377	378
AFC Home Equity Loan Trust
0.474% due 04/25/2028	257	247
0.804% due 06/25/2028	666	630
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	213	216
American Home Mortgage Investment Trust
0.384% due 08/25/2035	22	8
American Money Management Corp. CLO Ltd.
0.515% due 08/08/2017	2,580	2,578
American Residential Eagle Bond Trust
1.204% due 05/25/2028	135	132
Ameriquest Mortgage Securities, Inc.
0.424% due 01/25/2036	49	49
0.814% due 01/25/2035	793	436
1.554% due 02/25/2033	1,805	1,783
Amortizing Residential Collateral Trust
0.484% due 01/25/2032	37	30
0.744% due 06/25/2032	42	35
0.784% due 07/25/2032	20	18
0.904% due 08/25/2032	16	14
Amresco Residential Securities Mortgage Loan Trust
0.699% due 06/25/2028	82	79
0.759% due 06/25/2027	167	162
0.759% due 09/25/2027	299	279
Argent Securities, Inc.
0.694% due 10/25/2035	1,000	722
1.254% due 10/25/2033	1,901	1,892
Asset-Backed Funding Certificates Trust
0.624% due 03/25/2035	4,791	4,624

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.884% due 04/25/2033	$970	$908
0.904% due 06/25/2034	4,846	4,659
1.224% due 03/25/2032	1,025	983
Asset-Backed Securities Corp. Home Equity Loan Trust
0.723% due 06/15/2031	113	111
0.834% due 09/25/2034	528	466
1.553% due 04/15/2033	102	98
Avalon Capital Ltd.
0.558% due 02/24/2019	5,068	5,049
Bayview Financial Acquisition Trust
5.500% due 12/28/2035	98	99
Bayview Financial Asset Trust
0.604% due 12/25/2039	271	238
Bear Stearns Asset-Backed Securities Trust
0.274% due 12/25/2036	206	201
0.284% due 10/25/2036	63	61
0.604% due 03/25/2035	3,720	3,665
0.654% due 12/25/2033	1,185	1,165
0.694% due 06/25/2036	911	840
0.704% due 09/25/2034	240	199
0.794% due 06/25/2043	1,165	1,156
0.864% due 10/25/2032	70	64
0.884% due 09/25/2035	1,172	1,153
1.004% due 10/27/2032	24	22
1.204% due 10/25/2037	5,397	844
1.204% due 11/25/2042	288	282
1.404% due 10/25/2032	222	209
1.454% due 08/25/2037	4,007	3,325
1.704% due 11/25/2042	176	166
1.804% due 10/25/2037	1,500	479
3.014% due 10/25/2036	2,534	2,369
3.084% due 07/25/2036	1,663	418
5.500% due 01/25/2034	101	104
5.500% due 12/25/2035	353	327
5.750% due 10/25/2033	1,164	1,235
6.000% due 06/25/2034	1,275	1,353
Bear Stearns Second Lien Trust
1.004% due 12/25/2036	5,000	1,753
Bear Stearns Structured Products, Inc.
1.204% due 03/25/2037	539	530
BlueMountain CLO Ltd.
0.528% due 11/15/2017	767	765
Capital Trust Re CDO Ltd.
5.267% due 06/25/2035	3,000	3,005
Carrington Mortgage Loan Trust
0.684% due 10/25/2035	2,500	2,012
CDC Mortgage Capital Trust
0.824% due 01/25/2033	39	36
1.254% due 01/25/2033	764	672
Centex Home Equity
0.684% due 06/25/2034	8	6
0.894% due 09/25/2034	257	175
5.160% due 09/25/2034	1,103	1,035
Chase Funding Mortgage Loan Asset-Backed Certificates
0.744% due 04/25/2033	2	2
0.784% due 11/25/2034	3	3
4.515% due 02/25/2014	14	14
4.537% due 09/25/2032	7	6
CIT Group Home Equity Loan Trust
1.179% due 12/25/2031	566	522
CIT Mortgage Loan Trust
1.454% due 10/25/2037	341	337
Citibank Omni Master Trust
2.953% due 08/15/2018 (d)	10,800	11,183
Citigroup Mortgage Loan Trust, Inc.
0.284% due 01/25/2037	64	32

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.314% due 08/25/2036	$59	$59
5.550% due 08/25/2035	500	453
5.629% due 08/25/2035	2,777	2,520
Conseco Finance
0.903% due 08/15/2033	161	149
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,545	1,172
Conseco Financial Corp.
6.180% due 04/01/2030	675	701
6.220% due 03/01/2030	2,176	2,382
6.240% due 12/01/2028	118	123
6.530% due 04/01/2030	483	508
6.760% due 03/01/2030	190	208
6.810% due 12/01/2028	2,245	2,415
6.860% due 03/15/2028	9	9
6.860% due 07/15/2028	105	109
6.870% due 04/01/2030	30	32
7.070% due 01/15/2029	16	17
7.140% due 03/15/2028	213	233
7.140% due 01/15/2029	86	92
7.290% due 03/15/2028	71	74
7.360% due 02/15/2029	12	13
7.550% due 01/15/2029	923	991
7.620% due 06/15/2028	50	53
Countrywide Asset-Backed Certificates
0.384% due 09/25/2036	784	780
0.394% due 06/25/2036	617	594
0.544% due 05/25/2036	12	11
0.574% due 12/25/2034	38	37
0.574% due 04/25/2036	579	363
0.594% due 11/25/2034	1,647	1,601
0.664% due 09/25/2034	21	21
0.664% due 05/25/2046	2,063	1,623
0.674% due 11/25/2033	11	11
0.684% due 12/25/2031	241	159
0.764% due 04/25/2034	8	8
0.804% due 11/25/2033	22	21
0.824% due 09/25/2033	211	197
0.854% due 10/25/2034	5,946	5,155
0.854% due 06/25/2035	750	736
0.884% due 06/25/2033	12	11
1.104% due 05/25/2032	194	187
1.204% due 09/25/2032	189	170
5.125% due 12/25/2034	3,873	1,794
5.321% due 05/25/2036^	437	319
5.413% due 01/25/2034	142	122
Credit Suisse First Boston Mortgage Securities Corp.
0.564% due 05/25/2044	38	37
0.824% due 01/25/2032	12	11
Credit-Based Asset Servicing and Securitization LLC
0.264% due 04/25/2037	936	506
0.634% due 01/25/2036^	427	1
0.644% due 04/25/2036	163	161
1.104% due 11/25/2033	1,380	1,285
4.769% due 12/25/2035	264	254
5.028% due 07/25/2035	131	130
5.970% due 10/25/2036	1,958	2,002
6.280% due 05/25/2035	489	503
Denver Arena Trust
6.940% due 11/15/2019	539	558
EFS Volunteer LLC
1.082% due 07/26/2027	1,686	1,705
EMC Mortgage Loan Trust
0.654% due 12/25/2042	1,458	1,232
0.954% due 08/25/2040	701	642
Equifirst Mortgage Loan Trust
4.250% due 09/25/2033	727	735

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Equity One ABS, Inc.
0.454% due 07/25/2034	$72	$55
0.504% due 04/25/2034	1,259	1,033
0.544% due 07/25/2034	5	4
FBR Securitization Trust
0.964% due 09/25/2035	276	268
First Alliance Mortgage Loan Trust
8.020% due 03/20/2031	8	8
First Franklin Mortgage Loan Trust
0.264% due 10/25/2036	44	44
0.314% due 12/25/2037	370	198
0.824% due 11/25/2031	141	122
First NLC Trust
0.274% due 08/25/2037	319	159
Galaxy CLO Ltd.
0.541% due 04/25/2019	690	679
GMAC Mortgage Corp. Loan Trust
0.954% due 02/25/2031	371	354
Goldman Sachs Asset Management CLO PLC
0.519% due 08/01/2022	2,317	2,248
GSAA Trust
0.474% due 06/25/2035	353	341
GSAMP Trust
0.354% due 10/25/2036	6,503	757
0.554% due 01/25/2045	171	166
0.694% due 09/25/2035	2,000	1,429
1.029% due 03/25/2034	1,918	1,804
1.179% due 08/25/2033	38	28
GSRPM Mortgage Loan Trust
1.604% due 01/25/2032	33	33
Halcyon Structured Asset Management Long/Short Ltd.
0.495% due 10/12/2018	384	383
Home Equity Asset Trust
0.264% due 05/25/2037	118	117
0.584% due 01/25/2036	10,598	10,224
0.804% due 11/25/2032	1	1
0.999% due 07/25/2034	726	671
1.124% due 02/25/2033	1	1
Home Equity Mortgage Trust
5.300% due 05/25/2036	132	110
5.821% due 04/25/2035	316	311
HSBC Home Equity Loan Trust
0.353% due 03/20/2036	2,236	2,217
0.363% due 01/20/2036	102	100
0.383% due 01/20/2036	841	826
0.493% due 01/20/2034	240	239
0.733% due 01/20/2034	509	507
HSI Asset Loan Obligation Trust
0.264% due 12/25/2036	16	6
IMC Home Equity Loan Trust
7.310% due 11/20/2028	55	56
Indymac Home Equity Loan Asset-Backed Trust
2.229% due 07/25/2034	1,000	841
Indymac Residential Asset-Backed Trust
0.364% due 07/25/2037	183	114
0.654% due 08/25/2035	700	678
Irwin Home Equity Corp.
1.554% due 02/25/2029	388	326
JPMorgan Mortgage Acquisition Corp.
0.264% due 12/25/2029	246	242
0.274% due 01/25/2037	767	753
0.284% due 08/25/2036	3	1
0.314% due 08/25/2036	1,949	927
L.A. Arena Funding LLC
7.656% due 12/15/2026	2,010	2,314
Lehman XS Trust
0.354% due 04/25/2037	157	102

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Mortgage Loan Trust
0.534% due 01/25/2046	$47	$25
0.674% due 08/25/2035	2,501	2,448
0.764% due 10/25/2034	229	206
0.904% due 03/25/2032	1	1
1.059% due 07/25/2034	700	648
1.254% due 10/25/2034	162	132
1.629% due 03/25/2032	510	458
Loomis Sayles CLO Ltd.
0.531% due 10/26/2020	2,955	2,883
Madison Avenue Manufactured Housing Contract
1.654% due 03/25/2032	117	117
Massachusetts Educational Financing Authority
1.251% due 04/25/2038	1,822	1,841
MASTR Asset-Backed Securities Trust
0.284% due 05/25/2037	571	564
0.354% due 05/25/2037	500	411
0.954% due 12/25/2034^	973	897
1.029% due 10/25/2034	1,234	1,115
MASTR Specialized Loan Trust
1.054% due 05/25/2037	630	16
Merrill Lynch First Franklin Mortgage Loan Trust
1.704% due 10/25/2037	623	458
Merrill Lynch Mortgage Investors Trust
0.264% due 10/25/2037	354	85
0.284% due 09/25/2037	116	32
0.294% due 06/25/2037	554	208
Mid-State Trust
6.005% due 08/15/2037	3,213	3,490
8.330% due 04/01/2030	426	443
Morgan Stanley ABS Capital
0.264% due 05/25/2037	284	152
0.304% due 11/25/2036	2,990	1,638
0.354% due 06/25/2036	167	125
0.384% due 01/25/2036	606	596
0.524% due 11/25/2035	5,711	5,665
0.664% due 06/25/2034	238	229
1.134% due 06/25/2034	527	514
1.404% due 06/25/2033	820	805
2.204% due 07/25/2037^	1,250	70
2.604% due 08/25/2034	661	465
Morgan Stanley Dean Witter Capital
1.554% due 02/25/2033	207	186
2.679% due 01/25/2032	725	548
Morgan Stanley IXIS Real Estate Capital Trust
0.314% due 11/25/2036	2,737	1,208
Morgan Stanley Mortgage Loan Trust
0.364% due 11/25/2036	2,065	748
Mountain View Funding CLO
0.564% due 04/15/2019	295	292
MSIM Peconic Bay Ltd.
0.582% due 07/20/2019	377	374
New Century Home Equity Loan Trust
0.384% due 05/25/2036	603	374
0.464% due 06/25/2035	7	7
0.654% due 06/25/2035	1,000	834
1.853% due 06/20/2031	1,271	1,244
Newcastle Investment Trust
4.500% due 07/10/2035	1,968	2,006
Nomura Asset Acceptance Corp.
0.824% due 01/25/2036	1,542	937
Novastar Home Equity Loan
0.304% due 03/25/2037	19	9
0.984% due 05/25/2033	5	5
Oakwood Mortgage Investors, Inc.
0.578% due 03/15/2018	245	214

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	49

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Octagon Investment Partners Ltd.
0.587% due 11/28/2018	$668	$660
Option One Mortgage Loan Trust
0.604% due 02/25/2035	101	99
0.703% due 08/20/2030	7	7
0.724% due 02/25/2035	804	539
0.744% due 06/25/2032	4	3
0.804% due 04/25/2033	32	29
0.999% due 05/25/2034	35	31
Origen Manufactured Housing Contract Trust
0.443% due 05/15/2032	4	4
4.750% due 08/15/2021	252	252
Pacifica CDO Ltd.
0.561% due 01/26/2020	606	603
Park Place Securities, Inc.
0.854% due 10/25/2034	1,000	979
0.904% due 10/25/2034	2,500	1,907
People’s Choice Home Loan Securities Trust
0.634% due 05/25/2035	765	756
Plymouth Rock CLO Ltd.
1.790% due 02/16/2019	482	483
Popular ABS Mortgage Pass-Through Trust
0.294% due 06/25/2047	2,103	1,869
4.866% due 01/25/2036^	208	147
Prima Capital CDO Ltd.
5.417% due 12/28/2048	16	16
RAAC Series
0.604% due 06/25/2047	1,500	1,314
1.404% due 09/25/2047	1,026	1,004
Renaissance Home Equity Loan Trust
0.704% due 12/25/2033	161	161
1.304% due 09/25/2037	899	548
1.404% due 08/25/2032	1,039	875
1.444% due 03/25/2033	25	22
4.934% due 08/25/2035	140	137
Residential Asset Mortgage Products Trust
0.984% due 02/25/2033	6	5
5.567% due 07/25/2034^	1,944	1,599
5.707% due 08/25/2034^	2,934	2,316
5.942% due 04/25/2034	1,348	1,353
Residential Asset Securities Corp. Trust
0.634% due 03/25/2035	5,962	5,297
0.784% due 06/25/2033	129	96
0.999% due 01/25/2035	114	108
5.120% due 12/25/2033	457	428
7.140% due 04/25/2032^	227	14
Residential Funding Mortgage Securities Trust
0.494% due 12/25/2032	4	4
6.230% due 06/25/2037	5,000	2,018
7.420% due 04/25/2031	4	4
8.850% due 03/25/2025	18	18

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SACO, Inc.
0.564% due 05/25/2036	$1,881	$1,138
0.624% due 03/25/2036	1,093	876
0.724% due 06/25/2036^	407	380
0.954% due 07/25/2035	2,412	1,749
Salomon Brothers Mortgage Securities, Inc.
0.684% due 03/25/2028	94	92
Saxon Asset Securities Trust
0.704% due 03/25/2032	459	407
0.724% due 08/25/2032	9	9
0.744% due 03/25/2035	33	28
Securitized Asset-Backed Receivables LLC
0.254% due 10/25/2036^	1,537	547
0.864% due 10/25/2035	157	154
Silverado CLO Ltd.
0.563% due 04/11/2020	4,000	3,935
SLC Student Loan Trust
1.180% due 06/15/2021	5,400	5,509
4.750% due 06/15/2033	4,035	3,833
SLM Student Loan Trust
0.701% due 04/25/2023	2,800	2,823
1.080% due 03/15/2028	650	646
1.201% due 07/25/2023 (d)	14,600	14,648
1.480% due 12/15/2033	3,657	3,617
1.801% due 04/25/2023	4,860	5,062
1.853% due 12/15/2017	2,565	2,574
2.001% due 07/25/2023	5,000	5,280
2.853% due 12/16/2019 (d)	4,900	5,035
Soundview Home Loan Trust
0.394% due 02/25/2036	24	23
0.464% due 12/25/2035	2,401	2,378
0.504% due 11/25/2035	60	59
1.504% due 11/25/2033	181	181
South Carolina Student Loan Corp.
1.287% due 09/03/2024	600	611
Specialty Underwriting & Residential Finance
0.704% due 09/25/2036	1,000	490
1.404% due 10/25/2035	368	289
Structured Asset Investment Loan Trust
0.684% due 09/25/2035	2,000	1,461
0.714% due 08/25/2035	1,500	735
0.864% due 04/25/2035	2,000	1,593
1.179% due 09/25/2034	164	108
1.479% due 12/25/2034	194	110
Structured Asset Securities Corp.
0.254% due 02/25/2037	54	54
0.294% due 06/25/2037	1,065	1,010
0.604% due 05/25/2034	7	7
0.784% due 01/25/2033	1,170	1,126
0.854% due 05/25/2034	30	29
1.704% due 04/25/2035	535	496

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.779% due 01/25/2033	$95	$77
3.375% due 08/25/2031	222	219
Trapeza CDO LLC
1.173% due 11/16/2034	1,000	590
Truman Capital Mortgage Loan Trust
0.954% due 12/25/2032	300	277
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	1,002
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	116	120
6.210% due 05/07/2026	505	525
8.220% due 10/07/2029	810	836
Washington Mutual Asset-Backed Certificates Trust
0.264% due 10/25/2036	143	57
Wells Fargo Home Equity Trust
0.834% due 04/25/2034	210	160
WMC Mortgage Loan Pass-Through Certificates
1.028% due 03/20/2029	17	16

Total Asset-Backed Securities (Cost $306,332)		274,639

SOVEREIGN ISSUES 0.3%
Korea Housing Finance Corp.
4.125% due 12/15/2015	2,500	2,700

Total Sovereign Issues (Cost $2,499)		2,700

SHORT-TERM INSTRUMENTS 2.1%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/01/2013	572	572

(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $585. Repurchase proceeds are $572.)

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 2.0%
PIMCO Short-Term Floating NAV Portfolio	1,564,749	15,658

Total Short-Term Instruments (Cost $16,229)		16,230

Total Investments 142.2% (Cost $1,119,033)		$1,113,850

Other Assets and Liabilities (Net) (42.2%)		(330,403)

Net Assets 100.0%		$783,447

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Affiliated to the Portfolio.
(c)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $176,975 at a weighted average interest rate of 0.280%.

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(d)	Securities with an aggregate market value of $253,541 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	0.400%	03/25/2013	04/24/2013	$14,583	$(14,584)
	0.460%	03/12/2013	04/11/2013	3,147	(3,148)
	0.650%	03/25/2013	04/24/2013	3,235	(3,235)
	0.702%	03/12/2013	04/11/2013	2,985	(2,986)
	0.702%	03/13/2013	04/11/2013	8,869	(8,872)
BOM	0.180%	03/07/2013	04/02/2013	13,712	(13,714)
DEU	0.220%	03/07/2013	04/02/2013	129,712	(129,732)
FOB	0.450%	03/12/2013	04/11/2013	5,551	(5,552)
GSC	0.310%	03/12/2013	04/11/2013	22,464	(22,468)
JPS	0.851%	01/25/2013	04/25/2013	10,109	(10,125)
MSC	1.100%	01/10/2013	04/11/2013	9,433	(9,456)
SAL	0.952%	03/07/2013	04/04/2013	5,052	(5,055)
	0.953%	03/19/2013	04/22/2013	10,769	(10,773)
	0.954%	03/27/2013	04/22/2013	4,308	(4,309)

					$(244,009)

(e)	Securities with an aggregate market value of $49,267 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.
(f)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Sale-Buyback Financing Transactions (1)
BRC	0.250%	03/12/2013	04/03/2013	$12,295	$(12,299)
GLM	0.210%	03/13/2013	04/12/2013	33,274	(33,298)
TDM	0.230%	03/13/2013	04/12/2013	3,975	(3,985)

					$(49,582)

(1)	Payable for sale-buyback financing transactions includes $28 of deferred price drop on sale-buyback financing transactions.

(g)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $1,040 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Pay	3-Month USD-LIBOR	2.000%	06/19/2023	$	27,100	$ (211)	$(142)

(h)	Securities with an aggregate market value of $8,272 have been pledged as collateral for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(i)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (2)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid/(Received)	Unrealized Appreciation
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	RYL	(1.730%	)	01/25/2034	$	926	$231	$0	$231
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	RYL	(0.700%	)	05/25/2033		2,500	110	0	110
CIFC Funding Ltd. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020		1,000	78	0	78
Home Equity Mortgage Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	JPM	(0.450%	)	06/25/2030		1,048	176	0	176
LB-UBS Commercial Mortgage Trust 5.471% due 09/15/2040	JPM	(1.170%	)	09/15/2040		1,000	431	0	431
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BRC	(1.190%	)	02/25/2034		134	57	0	57
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	FBF	(3.375%	)	07/25/2032		328	229	33	196
Merrill Lynch Mortgage Trust 5.274% due 11/12/2037	JPM	(1.150%	)	11/12/2037		1,000	867	0	867
Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MYC	(1.390%	)	12/27/2033		126	4	0	4

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	51

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

Credit Default Swaps on Asset-Backed Securities - Buy Protection (2) (Cont.)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid/(Received)	Unrealized Appreciation
Race Point CLO Ltd. 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WNA	(1.950%	)	04/15/2020	$	2,000	$362	$0	$362
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BRC	(1.240%	)	02/25/2035		147	124	0	124
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021		500	97	0	97

							$2,766	$33	$2,733

Credit Default Swaps on Asset-Backed Securities - Sell Protection (3)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GST	0.960%	09/25/2034	$	1,000	$(90)	$(340)	$250
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	GST	2.790%	01/25/2034		926	(219)	0	(219)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	GST	3.150%	05/25/2033		2,500	12	0	12
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GST	0.800%	08/25/2034		1,000	(242)	(330)	88
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GST	0.650%	06/25/2035		250	(26)	(75)	49
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GST	0.690%	07/25/2035		929	(252)	(325)	73
Home Equity Mortgage Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	MYC	1.815%	06/25/2030		1,048	(159)	0	(159)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	MYC	3.375%	07/25/2032		328	(228)	(39)	(189)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 07/25/2033	BOA	6.250%	07/25/2033		372	(258)	0	(258)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GST	0.740%	12/25/2034		1,000	(93)	(320)	227
Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GST	0.620%	11/25/2034		519	(18)	(145)	127
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GST	1.425%	04/25/2034		64	(34)	(26)	(8)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GST	1.950%	11/25/2034		0	(1)	(1)	0

						$(1,608)	$(1,601)	$(7)

Credit Default Swaps on Corporate Issues - Sell Protection (3)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums (Received)	Unrealized Appreciation
MetLife, Inc.	BOA	1.000%	09/20/2015	0.559%	$	3,000	$33	$(202)	$235

Credit Default Swaps on Credit Indices - Sell Protection (3)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE.AA.6-2 Index	DUB	0.170%	05/25/2046	$	191	$(168)	$(76)	$(92)
ABX.HE.AA.7-1 Index	FBF	0.150%	08/25/2037		6,843	(6,487)	(5,817)	(670)
CDX.IG-5 10-Year Index 10-15%	MYC	0.460%	12/20/2015		8,000	(68)	0	(68)

						$(6,723)	$(5,893)	$(830)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(6)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$8,199	$0	$8,199
Industrials	0	10,227	1,602	11,829
Municipal Bonds & Notes
Texas	0	1,101	0	1,101
West Virginia	0	3,203	0	3,203
U.S. Government Agencies	0	87,312	78	87,390
U.S. Treasury Obligations	0	200,663	0	200,663
Mortgage-Backed Securities	0	506,993	903	507,896
Asset-Backed Securities	0	273,539	1,100	274,639
Sovereign Issues	0	2,700	0	2,700
Short-Term Instruments
Repurchase Agreements	0	572	0	572

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Central Funds Used for Cash Management Purposes	$15,658	$0	$0	$15,658
	$15,658	$1,094,509	$3,683	$1,113,850

Financial Derivative Instruments - Assets
Credit Contracts	$0	$3,432	$362	$3,794

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,663)	0	(1,663)
Interest Rate Contracts	0	(142)	0	(142)
	$0	$(1,805)	$0	$(1,805)

Totals	$15,658	$1,096,136	$4,045	$1,115,839

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,007	$0	$(81)	$0	$0	$358	$0	$(1,284)	$0	$0
Industrials	1,652	0	(83)	0	0	33	0	0	1,602	39
U.S. Government Agencies	103	0	(24)	(1)	0	0	0	0	78	0
Mortgage-Backed Securities	97	0	(40)	(3)	(2)	5	903	(57)	903	0
Asset-Backed Securities	7,966	150	(3,330)	28	21	216	0	(3,951)	1,100	58

	$10,825	$150	$(3,558)	$24	$19	$612	$903	$(5,292)	$3,683	$97

Financial Derivative Instruments - Assets
Credit Contracts	$686	$0	$0	$0	$0	$(245)	$0	$(79)	$362	$(96)

Totals	$11,511	$150	$(3,558)	$24	$19	$367	$903	$(5,371)	$4,045	$1

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Industrials	$1,602	Third Party Vendor	Broker Quote	108.63
U.S. Government Agencies	78	Third Party Vendor	Broker Quote	100.31
Mortgage-Backed Securities	903	Benchmark Pricing	Base Price	78.25-101.00
Asset-Backed Securities	884	Benchmark Pricing	Base Price	87.85-99.55
	216	Third Party Vendor	Broker Quote	101.50

Financial Derivative Instruments - Assets
Credit Contracts	362	Indicative Market Quotation	Broker Quote	18.50

Total	$4,045

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	53

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

March 31, 2013

(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$78	$78
Unrealized appreciation on OTC swap agreements	0	3,794	0	0	0	3,794

	$0	$3,794	$0	$0	$78	$3,872

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$1,663	$0	$0	$0	$1,663

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$453	$453
Net realized gain on swaps	0	2,037	0	0	1,129	3,166

	$0	$2,037	$0	$0	$1,582	$3,619

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(130)	$(130)
Net change in unrealized appreciation on swaps	0	1,044	0	0	401	1,445

	$0	$1,044	$0	$0	$271	$1,315

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative (depreciation) of $(142) as reported in the Notes to Schedule of Investments.

(l)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(225)	$342	$117
BRC	181	(200)	(19)
CBK	78	(180)	(102)
DUB	(168)	0	(168)
FBF	(6,258)	6,587	329
GST	(866)	738	(128)
JPM	1,474	(1,790)	(316)
MYC	(451)	460	9
RYL	341	(300)	41
WNA	362	(470)	(108)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Developing Local Markets Portfolio

March 31, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BRAZIL 60.5%

SOVEREIGN ISSUES 60.5%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	8,797	$4,419
10.000% due 01/01/2017		216,803	109,892
10.000% due 01/01/2021		5,285	2,661
10.000% due 01/01/2023		8,386	4,202

Total Brazil (Cost $121,701)			121,174

UNITED STATES 7.0%

ASSET-BACKED SECURITIES 0.7%
Asset-Backed Funding Certificates Trust
0.904% due 06/25/2034		$242	232
Bear Stearns Asset-Backed Securities Trust
1.204% due 10/25/2037		641	543
Citigroup Mortgage Loan Trust, Inc.
0.264% due 05/25/2037		6	6
0.264% due 07/25/2045		55	41
Countrywide Asset-Backed Certificates
0.384% due 09/25/2036		56	56
Credit-Based Asset Servicing and Securitization LLC
0.264% due 11/25/2036		3	2
0.324% due 07/25/2037		192	99
First NLC Trust
0.274% due 08/25/2037		203	101
GE-WMC Mortgage Securities LLC
0.244% due 08/25/2036		4	2
GSAMP Trust
0.274% due 12/25/2036		10	5
Home Equity Asset Trust
0.264% due 05/25/2037		2	2
HSI Asset Securitization Corp. Trust
0.254% due 10/25/2036		3	2
JPMorgan Mortgage Acquisition Corp.
0.264% due 03/25/2047		45	43
0.284% due 08/25/2036		2	1
0.284% due 03/25/2037		4	4
0.314% due 08/25/2036		278	132
Lehman ABS Mortgage Loan Trust
0.294% due 06/25/2037		56	32
Long Beach Mortgage Loan Trust
0.764% due 10/25/2034		62	55
MASTR Asset-Backed Securities Trust
0.284% due 05/25/2037		6	6
Merrill Lynch Mortgage Investors Trust
0.284% due 09/25/2037		11	3
Morgan Stanley ABS Capital
0.264% due 05/25/2037		19	10
New Century Home Equity Loan Trust
0.384% due 05/25/2036		46	29
Popular ABS Mortgage Pass-Through Trust
0.294% due 06/25/2047		44	39
Securitized Asset-Backed Receivables LLC
0.264% due 12/25/2036^		40	12
0.284% due 11/25/2036^		19	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Mutual Asset-Backed Certificates Trust
0.264% due 10/25/2036	$7	$3

		1,467

MORTGAGE-BACKED SECURITIES 3.9%
Adjustable Rate Mortgage Trust
3.079% due 09/25/2035	189	179
American Home Mortgage Investment Trust
1.947% due 09/25/2045	31	30
Banc of America Funding Corp.
5.623% due 01/20/2047^	246	193
Banc of America Mortgage Trust
2.998% due 07/25/2034	72	71
Bear Stearns Adjustable Rate Mortgage Trust
2.875% due 04/25/2034	66	64
3.018% due 02/25/2034	184	183
3.018% due 05/25/2047^	82	67
Bear Stearns Alt-A Trust
0.364% due 02/25/2034	34	33
2.609% due 01/25/2036^	461	318
Bear Stearns Structured Products, Inc.
2.618% due 01/26/2036	1,159	909
2.735% due 12/26/2046	645	448
Chase Mortgage Finance Corp.
2.799% due 03/25/2037	35	32
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035	123	123
2.693% due 08/25/2035	162	92
2.887% due 07/25/2046^	34	26
Credit Suisse First Boston Mortgage Securities Corp.
2.455% due 06/25/2033	312	308
First Horizon Mortgage Pass-Through Trust
2.615% due 08/25/2035	199	199
Greenpoint Mortgage Pass-Through Certificates
2.939% due 10/25/2033	220	219
GSR Mortgage Loan Trust
2.776% due 01/25/2036	40	36
Harborview Mortgage Loan Trust
2.959% due 07/19/2035	363	345
5.194% due 08/19/2036^	9	8
Indymac Index Mortgage Loan Trust
2.647% due 12/25/2034	142	126
Luminent Mortgage Trust
0.384% due 12/25/2036	33	24
Merrill Lynch Mortgage Investors Trust
0.414% due 02/25/2036	1,080	964
0.454% due 11/25/2035	149	143
1.204% due 10/25/2035	251	252
Merrill Lynch Mortgage-Backed Securities Trust
4.994% due 04/25/2037^	30	25
Provident Funding Mortgage Loan Trust
2.503% due 08/25/2033	119	122
Residential Funding Mortgage Securities, Inc. Trust
3.275% due 09/25/2035^	238	195

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sequoia Mortgage Trust
2.640% due 01/20/2047	$18	$15
2.651% due 04/20/2035	182	184
Structured Adjustable Rate Mortgage Loan Trust
2.649% due 01/25/2035	230	215
2.653% due 08/25/2035	141	132
Structured Asset Mortgage Investments, Inc.
0.453% due 07/19/2035	1,031	1,006
WaMu Mortgage Pass-Through Certificates
2.318% due 04/25/2037	21	17
2.406% due 12/25/2036^	20	17
2.452% due 06/25/2033	113	116
2.569% due 03/25/2034	161	164
2.609% due 12/25/2036^	64	55
2.675% due 09/25/2036^	28	23
4.684% due 05/25/2037^	42	35
Wells Fargo Mortgage-Backed Securities Trust
2.614% due 07/25/2036^	44	40

		7,753

U.S. GOVERNMENT AGENCIES 2.4%
Freddie Mac
0.484% due 09/25/2031	141	131
5.000% due 07/15/2014 (d)	4,400	4,673

		4,804

Total United States (Cost $15,446)		14,024

SHORT-TERM INSTRUMENTS 32.6%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/01/2013	$277	277

(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $285. Repurchase proceeds are $277.)

U.S. TREASURY BILLS 0.3%
0.130% due 09/19/2013 - 02/06/2014 (a)(d)	660	659

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 32.2%
PIMCO Short-Term Floating NAV Portfolio	6,434,666	64,392

Total Short-Term Instruments (Cost $65,324)		65,328

Total Investments 100.1% (Cost $202,471)		$200,526

Other Assets and Liabilities (Net) (0.1%)		(203)

Net Assets 100.0%		$200,323

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $2,750 at a weighted average interest rate of 0.311%.
(d)	Securities with an aggregate market value of $1,885 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	55

Schedule of Investments PIMCO Developing Local Markets Portfolio (Cont.)

(e)	OTC swap agreements outstanding as of March 31, 2013:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	9.920%	08/12/2015	MYC	MXN	4,000	$40	$0	$40
Pay	28-Day MXN-TIIE	8.770%	08/03/2016	CBK		2,550	26	0	26
Pay	28-Day MXN-TIIE	8.780%	08/03/2016	BRC		2,550	27	0	27

							$93	$0	$93

(f)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	AUD	1,963	$	2,017	WST	$0	$(27)	$(27)
04/2013	BRL	101,010		50,159	FBF	173	0	173
04/2013		126,729		60,348	UAG	46	(2,413)	(2,367)
04/2013	IDR	14,589,500		1,498	JPM	1	(1)	0
04/2013	JPY	483,194		5,116	GLM	0	(18)	(18)
04/2013		901,675		9,375	MSC	0	(204)	(204)
04/2013		377,960		3,957	RBC	0	(59)	(59)
04/2013		1,762,828		18,411	RYL	0	(319)	(319)
04/2013	MXN	104,967		8,090	CBK	0	(407)	(407)
04/2013		6,634		494	FBF	0	(43)	(43)
04/2013		219,082		17,217	HUS	0	(518)	(518)
04/2013		75,136		5,840	JPM	0	(243)	(243)
04/2013		1,393,890		108,067	MSC	0	(4,775)	(4,775)
04/2013	$	51,376	BRL	101,010	FBF	0	(1,389)	(1,389)
04/2013		62,659		126,729	UAG	228	(172)	56
04/2013		1,700	HKD	13,191	MSC	0	0	0
04/2013		1,500	IDR	14,589,500	JPM	1	(3)	(2)
04/2013		37,466	JPY	3,525,657	BPS	0	(8)	(8)
04/2013		5,064	MXN	64,425	BOA	151	0	151
04/2013		1,700		21,200	BRC	16	0	16
04/2013		48,236		632,614	DUB	2,977	0	2,977
04/2013		19,000		242,250	HUS	611	0	611
04/2013		64,498		839,220	UAG	3,440	0	3,440
05/2013	JPY	3,525,657	$	37,472	BPS	8	0	8
05/2013	$	1,715	CHF	1,573	BRC	0	(58)	(58)
05/2013		88,618	MXN	1,143,433	MSC	3,685	0	3,685
06/2013	BRL	101,010	$	50,981	FBF	1,339	0	1,339
06/2013	EUR	961		1,250	DUB	18	0	18
06/2013		1,306		1,694	HUS	19	0	19
06/2013		5,428		7,000	MSC	38	0	38
06/2013	GBP	3,426		5,111	CBK	0	(93)	(93)
06/2013		3,258		4,917	MSC	0	(32)	(32)
06/2013	$	3,492	CAD	3,590	JPM	36	0	36
06/2013		11,818	MXN	149,402	HUS	181	0	181
06/2013		1,695		21,200	MSC	8	0	8
07/2013		1,484	IDR	14,589,500	JPM	0	(4)	(4)
08/2013		3,300		32,415,900	CBK	0	(24)	(24)

						$12,976	$(10,810)	$2,166

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Brazil
Sovereign Issues	$0	$121,174	$0	$121,174
United States
Asset-Backed Securities	0	1,467	0	1,467
Mortgage-Backed Securities	0	7,753	0	7,753
U.S. Government Agencies	0	4,804	0	4,804
Short-Term Instruments
Repurchase Agreements	0	277	0	277
U.S. Treasury Bills	0	659	0	659
Central Funds Used for Cash Management Purposes	64,392	0	0	64,392
	$64,392	$136,134	$0	$200,526

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Financial Derivative Instruments - Assets
Foreign Exchange Contracts	$0	$12,976	$0	$12,976
Interest Rate Contracts	0	93	0	93
	$0	$13,069	$0	$13,069

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(10,810)	$0	$(10,810)

Totals	$64,392	$138,393	$0	$202,785

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

(h)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$12,976	$0	$12,976
Unrealized appreciation on OTC swap agreements	0	0	0	0	93	93

	$0	$0	$0	$12,976	$93	$13,069

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$10,810	$0	$10,810

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(34)	$0	$(34)
Net realized gain on swaps	0	0	0	0	32	32
Net realized gain on foreign currency transactions	0	0	0	46,707	0	46,707

	$0	$0	$0	$46,673	$32	$46,705

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$(36)	$0	$(36)
Net change in unrealized (depreciation) on swaps	0	0	0	0	(4)	(4)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(9,260)	0	(9,260)

	$0	$0	$0	$(9,296)	$(4)	$(9,300)

(1)	See note 6 in the Notes to Financial Statements for additional information.

(i)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$151	$(360)	$(209)
BRC	(15)	0	(15)
CBK	(498)	266	(232)
DUB	2,995	(2,830)	165
FBF	80	0	80
GLM	(18)	0	(18)
HUS	293	(200)	93
JPM	(213)	0	(213)
MSC	(1,280)	275	(1,005)
MYC	40	0	40
RBC	(59)	10	(49)
RYL	(319)	280	(39)
UAG	1,129	(1,000)	129
WST	(27)	0	(27)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	57

Schedule of Investments PIMCO Emerging Markets Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BERMUDA 0.6%

CORPORATE BONDS & NOTES 0.6%
Qtel International Finance Ltd.
3.375% due 10/14/2016		$600	$633
4.750% due 02/16/2021		500	559
7.875% due 06/10/2019		5,000	6,550

Total Bermuda (Cost $6,866)			7,742

BRAZIL 25.6%

CORPORATE BONDS & NOTES 5.2%
CSN Islands Corp.
6.875% due 09/21/2019		$10,000	11,150
CSN Resources S.A.
6.500% due 07/21/2020		3,000	3,224
Itau Unibanco Holding S.A.
5.750% due 01/22/2021		1,000	1,066
Petrobras International Finance Co.
5.375% due 01/27/2021		360	390
5.750% due 01/20/2020		15,149	16,769
5.875% due 03/01/2018		10,000	11,283
7.875% due 03/15/2019		15,810	19,324
Vale Overseas Ltd.
6.250% due 01/23/2017		260	298

			63,504

SOVEREIGN ISSUES 20.4%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	54,826	27,542
10.000% due 01/01/2017		420,795	213,291
10.000% due 01/01/2021		8,515	4,286
10.000% due 01/01/2023		13,614	6,821

			251,940

Total Brazil (Cost $308,572)			315,444

CAYMAN ISLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$2,200	2,417
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		4,300	5,121

Total Cayman Islands (Cost $6,882)			7,538

CHILE 0.8%

CORPORATE BONDS & NOTES 0.8%
Banco Santander Chile
5.375% due 12/09/2014		$1,500	1,578
Corp. Nacional del Cobre de Chile
3.750% due 11/04/2020		7,750	8,159

Total Chile (Cost $8,900)			9,737

HONG KONG 0.7%

CORPORATE BONDS & NOTES 0.7%
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		$7,500	8,448

Total Hong Kong (Cost $7,828)			8,448

INDIA 0.5%

CORPORATE BONDS & NOTES 0.5%
Bank of India
4.750% due 09/30/2015		$925	979

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Bank of India
4.500% due 07/27/2015		$5,400	$5,692

Total India (Cost $6,435)			6,671

INDONESIA 0.4%

SOVEREIGN ISSUES 0.4%
Indonesia Government International Bond
6.625% due 02/17/2037		$4,000	4,960
10.375% due 05/04/2014		500	549

Total Indonesia (Cost $5,214)			5,509

IRELAND 0.4%

CORPORATE BONDS & NOTES 0.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$100	104
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		4,300	4,741
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		200	215

Total Ireland (Cost $4,716)			5,060

KAZAKHSTAN 0.6%

CORPORATE BONDS & NOTES 0.6%
KazMunaiGaz Finance Sub BV
8.375% due 07/02/2013		$5,000	5,088
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,674	1,733

Total Kazakhstan (Cost $6,796)			6,821

LUXEMBOURG 1.3%

CORPORATE BONDS & NOTES 1.3%
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$2,550	3,302
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		98	99
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		300	329
7.175% due 05/16/2013		2,050	2,068
7.750% due 05/29/2018		8,400	9,828
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		500	553

Total Luxembourg (Cost $15,053)			16,179

MALAYSIA 0.0%

SOVEREIGN ISSUES 0.0%
Malaysia Government Bond
3.210% due 05/31/2013	MYR	131	42

Total Malaysia (Cost $39)			42

MEXICO 17.1%

CORPORATE BONDS & NOTES 2.4%
America Movil S.A.B. de C.V.
5.000% due 10/16/2019		$3,000	3,419
5.000% due 03/30/2020		5,000	5,652
6.375% due 03/01/2035		5,000	6,019
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,000	1,140
6.750% due 09/30/2022		2,000	2,290
Petroleos Mexicanos
8.000% due 05/03/2019		8,000	10,280

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	$890

			29,690

SOVEREIGN ISSUES 14.7%
Mexico Government International Bond
5.000% due 06/15/2017		230,000	18,941
6.250% due 06/16/2016		347,200	29,664
6.500% due 06/10/2021		435,000	39,204
6.750% due 09/27/2034		$263	351
8.500% due 12/13/2018	MXN	470	45
9.000% due 06/20/2013		500,000	40,954
9.500% due 12/18/2014		1,155	102
10.000% due 12/05/2024		441,000	51,431

			180,692

Total Mexico (Cost $188,427)			210,382

NETHERLANDS 1.0%

CORPORATE BONDS & NOTES 1.0%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		$5,000	5,442
Waha Aerospace BV
3.925% due 07/28/2020		6,000	6,413

Total Netherlands (Cost $11,477)			11,855

PANAMA 0.9%

CORPORATE BONDS & NOTES 0.3%
AES El Salvador Trust
6.750% due 02/01/2016		$3,750	3,788

SOVEREIGN ISSUES 0.6%
Panama Government International Bond
6.700% due 01/26/2036		100	134
7.250% due 03/15/2015		6,000	6,705

			6,839

Total Panama (Cost $10,173)			10,627

PERU 0.2%

SOVEREIGN ISSUES 0.2%
Peru Government International Bond
6.900% due 08/12/2037	PEN	4,000	1,951
8.750% due 11/21/2033		$100	164

Total Peru (Cost $1,627)			2,115

POLAND 0.0%

SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	33

Total Poland (Cost $29)			33

QATAR 0.7%

CORPORATE BONDS & NOTES 0.4%
Nakilat, Inc.
6.267% due 12/31/2033		$3,795	4,578

SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.000% due 01/20/2015		200	211
6.550% due 04/09/2019		2,400	2,985

			3,196

Total Qatar (Cost $6,943)			7,774

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RUSSIA 0.0%

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
12.750% due 06/24/2028		$100	$192

Total Russia (Cost $168)			192

SINGAPORE 0.9%

CORPORATE BONDS & NOTES 0.9%
Temasek Financial Ltd.
4.300% due 10/25/2019		$10,000	11,422

SOVEREIGN ISSUES 0.0%
Singapore Government Bond
2.500% due 06/01/2019	SGD	70	62

Total Singapore (Cost $9,994)			11,484

SOUTH KOREA 2.3%

CORPORATE BONDS & NOTES 2.3%
Export-Import Bank of Korea
4.000% due 01/29/2021		$14,000	15,151
5.125% due 06/29/2020		3,500	4,042
Industrial Bank of Korea
3.750% due 09/29/2016		380	411
Korea Exchange Bank
4.875% due 01/14/2016		5,000	5,472
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		2,590	2,753

Total South Korea (Cost $24,797)			27,829

UNITED ARAB EMIRATES 0.3%

CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$3,782	4,302

Total United Arab Emirates (Cost $4,023)			4,302

UNITED STATES 3.6%

ASSET-BACKED SECURITIES 0.0%
GSAA Trust
0.504% due 03/25/2037		$481	295
Morgan Stanley Mortgage Loan Trust
0.564% due 04/25/2037		439	225

			520

CORPORATE BONDS & NOTES 2.4%
American International Group, Inc.
6.765% due 11/15/2017	GBP	364	663
8.625% due 05/22/2068		400	751
Bank of America N.A.
0.560% due 06/15/2016		$900	876
Gerdau Holdings, Inc.
7.000% due 01/20/2020		20,000	22,890

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	$2,400	$2,901
SLM Corp.
5.375% due 05/15/2014	200	209
Wachovia Corp.
5.750% due 02/01/2018	900	1,073

		29,363

MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Mortgage Trust
2.924% due 02/25/2036	54	48
Bear Stearns Adjustable Rate Mortgage Trust
2.600% due 03/25/2035	2,808	2,838
Chase Mortgage Finance Corp.
2.799% due 03/25/2037	104	95
Citigroup Mortgage Loan Trust, Inc.
2.823% due 03/25/2034	20	20
2.887% due 07/25/2046^	67	53
Countrywide Home Loan Mortgage Pass-Through Trust
3.082% due 09/25/2047^	42	35
5.107% due 10/20/2035	345	291
Harborview Mortgage Loan Trust
5.194% due 08/19/2036^	38	32
Luminent Mortgage Trust
0.384% due 12/25/2036	66	48
MASTR Adjustable Rate Mortgages Trust
0.444% due 05/25/2037	273	189
Merrill Lynch Alternative Note Asset
0.504% due 03/25/2037	466	205
3.013% due 06/25/2037^	356	231
Merrill Lynch Mortgage-Backed Securities Trust
4.994% due 04/25/2037^	99	83
Morgan Stanley Capital Trust
5.692% due 04/15/2049	1,000	1,151
Morgan Stanley Mortgage Loan Trust
2.440% due 06/25/2036	28	26
Sequoia Mortgage Trust
2.640% due 01/20/2047	44	37
WaMu Mortgage Pass-Through Certificates
2.115% due 01/25/2037^	81	66
2.318% due 04/25/2037	53	42
2.406% due 12/25/2036^(i)	49	42
2.609% due 12/25/2036^(k)	193	166
2.675% due 09/25/2036^	93	78
4.684% due 05/25/2037^	127	106

		5,882

U.S. GOVERNMENT AGENCIES 0.2%
Freddie Mac
5.000% due 01/30/2014 (d)	400	416
5.000% due 07/15/2014	2,100	2,230

		2,646

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Notes
0.250% due 01/31/2014 (e)		$6,397	$6,403
1.000% due 01/15/2014 (e)		30	30

			6,433

Total United States (Cost $40,368)			44,844

VIRGIN ISLANDS (BRITISH) 3.6%

CORPORATE BONDS & NOTES 3.6%
Gerdau Trade, Inc.
5.750% due 01/30/2021		$6,700	7,186
GTL Trade Finance, Inc.
7.250% due 10/20/2017		5,000	5,760
TNK-BP Finance S.A.
6.625% due 03/20/2017		11,710	13,291
7.500% due 07/18/2016		2,900	3,337
7.875% due 03/13/2018		12,000	14,460

Total Virgin Islands (British) (Cost $39,748)			44,034

SHORT-TERM INSTRUMENTS 39.7%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 04/01/2013		$338	338

(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $345. Repurchase proceeds are $338.)

MALAYSIA TREASURY BILLS 2.0%
2.985% due 10/08/2013	MYR	78,000	24,806

MEXICO TREASURY BILLS 7.0%
4.035% due 04/04/2013 - 06/20/2013 (a)	MXN	1,075,000	86,361

U.S. TREASURY BILLS 0.0%
0.168% due 11/14/2013 (d)(e)		$278	278

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 30.7%
PIMCO Short-Term Floating NAV Portfolio		37,830,208	378,567

Total Short-Term Instruments (Cost $489,622)			490,350

Total Investments 101.8% (Cost $1,204,697)			$1,255,012

Other Assets and Liabilities (Net) (1.8%)			(22,790)

Net Assets 100.0%			$1,232,222

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $3,901 at a weighted average interest rate of 0.271%.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	59

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

(d)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $281 and cash of $1,231 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	06/19/2020	$	38,000	$79	$92
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		27,000	210	(230)

						$289	$(138)

(e)	Securities with an aggregate market value of $6,594 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(f)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.864%	$	25,000	$81	$64	$17
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.116%		8,000	(32)	(411)	379
Brazil Government International Bond	BRC	1.000%	03/20/2020	1.589%		8,000	(302)	(233)	(69)
Brazil Government International Bond	BRC	1.000%	06/20/2021	1.681%		37,000	(1,858)	(1,788)	(70)
Brazil Government International Bond	CBK	1.000%	06/20/2021	1.681%		10,000	(502)	(456)	(46)
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.864%		1,000	3	2	1
Brazil Government International Bond	DUB	1.000%	12/20/2016	1.116%		7,000	(27)	(356)	329
Brazil Government International Bond	DUB	1.000%	09/20/2021	1.695%		5,000	(263)	(241)	(22)
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.864%		10,000	32	27	5
Brazil Government International Bond	JPM	1.000%	09/20/2021	1.695%		6,000	(315)	(265)	(50)
China Government International Bond	CBK	1.000%	12/20/2016	0.494%		6,000	117	(248)	365
China Government International Bond	CBK	1.000%	06/20/2021	1.042%		5,000	(20)	(70)	50
China Government International Bond	CBK	1.000%	09/20/2021	1.059%		12,500	(68)	(302)	234
China Government International Bond	DUB	1.000%	09/20/2021	1.059%		22,000	(120)	(1,107)	987
China Government International Bond	JPM	1.000%	12/20/2016	0.494%		8,000	155	(256)	411
Gazprom Via Gaz Capital S.A.	FBF	1.580%	06/20/2016	1.647%		5,000	13	0	13
Gazprom Via Gaz Capital S.A.	GST	1.000%	03/20/2015	1.245%		50,000	(213)	(2,678)	2,465
Gazprom Via Gaz Capital S.A.	MYC	1.390%	05/20/2016	1.627%		1,700	(3)	0	(3)
Indonesia Government International Bond	BRC	2.320%	12/20/2016	1.149%		2,600	113	0	113
Indonesia Government International Bond	JPM	1.000%	03/20/2015	0.723%		3,225	19	(123)	142
Indonesia Government International Bond	MYC	1.000%	03/20/2016	0.935%		20,000	49	(258)	307
Indonesia Government International Bond	UAG	1.000%	03/20/2015	0.723%		3,225	19	(130)	149
Mexico Government International Bond	BRC	1.000%	09/20/2017	0.838%		25,000	184	(260)	444
Mexico Government International Bond	BRC	1.000%	03/20/2020	1.187%		5,000	(61)	(75)	14
Mexico Government International Bond	CBK	1.000%	12/20/2016	0.711%		20,000	219	(512)	731
Mexico Government International Bond	CBK	1.000%	03/20/2018	0.932%		25,000	88	(37)	125
Mexico Government International Bond	CBK	1.000%	06/20/2021	1.279%		6,000	(126)	(218)	92
Mexico Government International Bond	MYC	1.000%	03/20/2018	0.932%		15,000	53	(22)	75
Venezuela Government International Bond	BPS	5.000%	03/20/2015	6.748%		1,000	(31)	(11)	(20)

							$(2,796)	$(9,964)	$7,168

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$	1,200	$54	$149	$(95)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		25,000	1,126	3,150	(2,024)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		12,700	572	1,581	(1,009)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		1,300	58	162	(104)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		66,500	2,995	8,362	(5,367)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015		25,000	1,470	3,538	(2,068)
CDX.EM-16 5-Year Index	DUB	5.000%	12/20/2016		20,000	1,639	1,686	(47)

						$7,914	$18,628	$(10,714)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

60	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	7.585%	01/02/2015	BOA	BRL	77,000	$(392)	$(118)	$(274)
Pay	1-Year BRL-CDI	7.600%	01/02/2015	MYC		180,000	(886)	(205)	(681)
Pay	1-Year BRL-CDI	8.640%	01/02/2017	MYC		140,500	(484)	(64)	(420)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		128,500	(622)	(232)	(390)
Pay	28-Day MXN-TIIE	9.920%	08/12/2015	MYC	MXN	38,000	377	0	377
Pay	28-Day MXN-TIIE	8.770%	08/03/2016	CBK		5,700	60	0	60
Pay	28-Day MXN-TIIE	8.780%	08/03/2016	BRC		5,700	60	0	60
Pay	28-Day MXN-TIIE	8.720%	09/05/2016	CBK		3,000	31	7	24
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		200,000	461	(44)	505
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		475,000	1,094	85	1,009
Pay	28-Day MXN-TIIE	8.865%	09/12/2016	GLM		45,000	499	0	499
Pay	28-Day MXN-TIIE	8.850%	09/21/2016	JPM		80,000	884	0	884
Pay	28-Day MXN-TIIE	8.900%	09/22/2016	CBK		52,250	584	0	584
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		280,000	607	41	566
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		650,000	1,410	50	1,360
Pay	28-Day MXN-TIIE	5.000%	09/06/2019	BRC		130,000	(101)	(113)	12
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MYC		165,000	61	(71)	132
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		225,000	1,572	286	1,286
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC		217,000	342	181	161

							$5,557	$(197)	$5,754

(g)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	2,058	$	1,022	BOA	$3	$0	$3
04/2013		2,735		1,358	DUB	5	0	5
04/2013		353,409		175,494	FBF	604	0	604
04/2013		27,929		13,890	HUS	69	0	69
04/2013		400,619		194,428	MSC	0	(3,825)	(3,825)
04/2013		16,587		8,250	UAG	41	0	41
04/2013	MXN	34,269		2,700	GLM	0	(74)	(74)
04/2013		64,350		5,004	HUS	0	(205)	(205)
04/2013		386,269		30,759	JPM	0	(511)	(511)
04/2013		699,073		53,892	MSC	0	(2,700)	(2,700)
04/2013	PEN	64		25	BRC	0	0	0
04/2013		4,176		1,604	MSC	0	(7)	(7)
04/2013	$	1,000	BRL	2,058	BOA	18	0	18
04/2013		1,341		2,735	DUB	17	(5)	12
04/2013		179,032		353,409	FBF	0	(4,142)	(4,142)
04/2013		14,120		27,929	HUS	0	(299)	(299)
04/2013		198,919		400,619	MSC	20	(687)	(667)
04/2013		8,100		16,587	UAG	141	(33)	108
04/2013		1,368	HKD	10,604	HUS	0	(2)	(2)
04/2013		2,600	MXN	33,368	BRC	101	0	101
04/2013		1,300		16,952	CBK	72	0	72
04/2013		9,132		116,622	DUB	309	0	309
04/2013		306		3,942	FBF	14	0	14
04/2013		9,100		116,783	GLM	354	0	354
04/2013		17,827		230,297	HUS	816	0	816
04/2013		23,731		303,950	JPM	876	0	876
04/2013		18,848		242,118	MSC	753	0	753
04/2013		4,362		55,580	UAG	138	0	138
05/2013		255	PLN	786	DUB	0	(15)	(15)
06/2013	BRL	353,409	$	177,709	FBF	4,026	0	4,026
06/2013		4,002		2,000	UAG	33	0	33
06/2013	EUR	388		500	MSC	3	0	3
06/2013	GBP	859		1,299	RYL	0	(6)	(6)
06/2013	MXN	247,723		19,750	BOA	0	(171)	(171)
06/2013		18,701		1,500	GLM	0	(2)	(2)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	61

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
06/2013	MXN	618,837	$	49,270	HUS	$0	$(464)	$(464)
06/2013		286,660		23,042	JPM	33	(15)	18
06/2013		517,582		41,245	MSC	0	(352)	(352)
06/2013	$	4,782	BRL	9,634	HUS	0	(48)	(48)
06/2013		450	EUR	350	BPS	0	(1)	(1)
06/2013		12,673		9,775	DUB	0	(136)	(136)
06/2013		7,000	MXN	87,070	GLM	0	(7)	(7)
06/2013		30,582		386,935	JPM	496	0	496
06/2013		1,997		24,921	MSC	5	0	5
07/2013	MYR	76,813	$	24,643	DUB	0	(88)	(88)
07/2013	$	150	IDR	1,483,500	JPM	1	0	1
08/2013		3,300		32,415,900	CBK	0	(24)	(24)

						$8,948	$(13,819)	$(4,871)

(h)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bermuda
Corporate Bonds & Notes	$0	$7,742	$0	$7,742
Brazil
Corporate Bonds & Notes	0	63,504	0	63,504
Sovereign Issues	0	251,940	0	251,940
Cayman Islands
Corporate Bonds & Notes	0	7,538	0	7,538
Chile
Corporate Bonds & Notes	0	9,737	0	9,737
Hong Kong
Corporate Bonds & Notes	0	8,448	0	8,448
India
Corporate Bonds & Notes	0	6,671	0	6,671
Indonesia
Sovereign Issues	0	5,509	0	5,509
Ireland
Corporate Bonds & Notes	0	5,060	0	5,060
Kazakhstan
Corporate Bonds & Notes	0	6,821	0	6,821
Luxembourg
Corporate Bonds & Notes	0	16,179	0	16,179
Malaysia
Sovereign Issues	0	42	0	42
Mexico
Corporate Bonds & Notes	0	29,690	0	29,690
Sovereign Issues	0	180,692	0	180,692
Netherlands
Corporate Bonds & Notes	0	11,855	0	11,855
Panama
Corporate Bonds & Notes	0	3,788	0	3,788
Sovereign Issues	0	6,839	0	6,839
Peru
Sovereign Issues	0	2,115	0	2,115
Poland
Sovereign Issues	0	33	0	33
Qatar
Corporate Bonds & Notes	0	4,578	0	4,578
Sovereign Issues	0	3,196	0	3,196
Russia
Sovereign Issues	0	192	0	192

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Singapore
Corporate Bonds & Notes	$0	$11,422	$0	$11,422
Sovereign Issues	0	62	0	62
South Korea
Corporate Bonds & Notes	0	27,829	0	27,829
United Arab Emirates
Corporate Bonds & Notes	0	4,302	0	4,302
United States
Asset-Backed Securities	0	520	0	520
Corporate Bonds & Notes	0	29,363	0	29,363
Mortgage-Backed Securities	0	5,882	0	5,882
U.S. Government Agencies	0	2,646	0	2,646
U.S. Treasury Obligations	0	6,433	0	6,433
Virgin Islands (British)
Corporate Bonds & Notes	0	44,034	0	44,034
Short-Term Instruments
Repurchase Agreements	0	338	0	338
Malaysia Treasury Bills	0	24,806	0	24,806
Mexico Treasury Bills	0	86,361	0	86,361
U.S. Treasury Bills	0	278	0	278
Central Funds Used for Cash Management Purposes	378,567	0	0	378,567
	$378,567	$876,445	$0	$1,255,012

Financial Derivative Instruments - Assets
Credit Contracts	0	7,447	0	7,447
Foreign Exchange Contracts	0	8,949	0	8,949
Interest Rate Contracts	0	7,611	0	7,611
	$0	$24,007	$0	$24,007

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(10,994)	0	(10,994)
Foreign Exchange Contracts	0	(13,820)	0	(13,820)
Interest Rate Contracts	0	(1,994)	0	(1,994)
	$0	$(26,808)	$0	$(26,808)

Totals	$378,567	$873,644	$0	$1,252,211

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

62	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(i)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$8,948	$0	$8,948
Unrealized appreciation on OTC swap agreements	0	7,448	0	0	7,519	14,967

	$0	$7,448	$0	$8,948	$7,519	$23,915

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$138	$138
Unrealized depreciation on foreign currency contracts	0	0	0	13,819	0	13,819
Unrealized depreciation on OTC swap agreements	0	10,994	0	0	1,765	12,759

	$0	$10,994	$0	$13,819	$1,903	$26,716

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on swaps	$0	$13,858	$0	$0	$45,587	$59,445
Net realized gain on foreign currency transactions	0	0	0	20,993	0	20,993

	$0	$13,858	$0	$20,993	$45,587	$80,438

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on swaps	$0	$(2,728)	$0	$0	$(27,110)	$(29,838)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(15,577)	0	(15,577)

	$0	$(2,728)	$0	$(15,577)	$(27,110)	$(45,415)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation/(depreciation) of $(138) as reported in the Notes to Schedule of Investments.

(j)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$65	$0	$65
BPS	(32)	0	(32)
BRC	614	(590)	24
CBK	431	(550)	(119)
DUB	2,445	(400)	2,045
FBF	1,087	(550)	537
GLM	148	0	148
GST	(155)	(60)	(215)
HUS	3,988	(4,130)	(142)
JPM	1,623	(1,370)	253
MSC	(6,790)	(5,951)	(12,741)
MYC	577	(2,960)	(2,383)
RYL	(6)	0	(6)
UAG	1,809	(1,810)	(1)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	63

Schedule of Investments PIMCO FX Strategy Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 102.4%

REPURCHASE AGREEMENTS 0.9%
State Street Bank and Trust Co.
0.010% due 04/01/2013	$249	$249

(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $255. Repurchase proceeds are $249.)

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 101.5%
PIMCO Short-Term Floating NAV Portfolio	2,823,962	$28,259

Total Short-Term Instruments (Cost $28,508)		28,508

MARKET VALUE (000S)
PURCHASED OPTIONS (b) 2.0%
(Cost $700)	$567

Total Investments 104.4% (Cost $29,208)	$29,075

Written Options (c) (2.3%) (Premiums $663)	(631)

Other Assets and Liabilities (Net) (2.1%)	(589)

Net Assets 100.0%	$27,855

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Purchased options outstanding as of March 31, 2013:

Foreign Currency Options
Description	Counterparty	Exercise Price			Expiration Date	Notional Amount			Cost	Market Value
Call - OTC EUR versus USD	BRC	$		1.328	04/02/2013		EUR	4,800	$20	$0
Call - OTC EUR versus USD	CBK			1.320	04/09/2013			6,400	26	2
Call - OTC EUR versus USD	MSX			1.316	04/16/2013			6,400	29	7
Call - OTC EUR versus USD	MSX			1.308	04/23/2013			6,400	29	18
Call - OTC GBP versus USD	BRC			1.522	04/04/2013		GBP	4,100	21	18
Call - OTC GBP versus USD	BRC			1.516	04/11/2013			5,500	27	56
Call - OTC GBP versus USD	UAG			1.539	04/18/2013			5,500	27	16
Call - OTC GBP versus USD	MSX			1.536	04/25/2013			5,400	24	24
Put - OTC NZD versus USD	CBA			0.802	04/02/2013		NZD	6,700	27	0
Put - OTC NZD versus USD	BPS			0.805	04/08/2013			7,400	25	1
Put - OTC NZD versus USD	FBF			0.808	04/15/2013			7,400	25	4
Put - OTC NZD versus USD	FBF			0.819	04/22/2013			6,600	20	16
Call - OTC USD versus BRL	MSX		BRL	1.999	04/04/2013	$		3,800	15	45
Call - OTC USD versus BRL	MSX			2.006	04/11/2013			2,800	10	31
Call - OTC USD versus BRL	BOA			2.036	04/18/2013			2,800	12	15
Call - OTC USD versus BRL	MSX			2.054	04/25/2013			2,800	12	13
Call - OTC USD versus CAD	GLM		CAD	1.043	04/03/2013			6,300	20	0
Call - OTC USD versus CAD	JPM			1.042	04/10/2013			6,900	19	1
Call - OTC USD versus CAD	CBK			1.039	04/17/2013			6,900	18	4
Call - OTC USD versus CAD	FBF			1.031	04/24/2013			6,900	18	13
Put - OTC USD versus JPY	BPS		JPY	93.940	04/05/2013			6,300	34	47
Put - OTC USD versus JPY	MSX			93.360	04/12/2013			2,800	14	20
Put - OTC USD versus JPY	FBF			92.430	04/19/2013			2,800	16	15
Put - OTC USD versus JPY	BOA			91.870	04/26/2013			2,800	16	16
Call - OTC USD versus MXN	JPM		MXN	13.066	04/04/2013			3,800	17	0
Call - OTC USD versus MXN	JPM			12.725	04/11/2013			2,800	12	2
Call - OTC USD versus MXN	MSX			12.644	04/18/2013			2,800	13	7
Call - OTC USD versus MXN	MSX			12.635	04/25/2013			2,800	13	10
Call - OTC USD versus NOK	BRC		NOK	5.801	04/03/2013			5,000	20	45
Call - OTC USD versus NOK	BRC			5.858	04/10/2013			6,900	29	43
Call - OTC USD versus NOK	BRC			5.953	04/17/2013			6,900	31	22
Call - OTC USD versus NOK	DUB			5.971	04/24/2013			6,900	35	25
Call - OTC USD versus RUB	UAG		RUB	31.350	04/08/2013			2,800	8	7
Call - OTC USD versus RUB	UAG			31.460	04/15/2013			2,800	9	9
Call - OTC USD versus RUB	DUB			31.408	04/22/2013			2,800	9	15

									$700	$567

(c)	Written options outstanding as of March 31, 2013:

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	BRC	$	1.285	04/02/2013	EUR	4,800	$22	$(31)
Put - OTC EUR versus USD	CBK		1.281	04/09/2013		6,400	30	(50)
Put - OTC EUR versus USD	MSX		1.272	04/16/2013		6,400	33	(41)
Put - OTC EUR versus USD	MSX		1.263	04/23/2013		6,400	34	(35)
Put - OTC GBP versus USD	BRC		1.474	04/04/2013	GBP	4,100	24	0

64	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

Foreign Currency Options (Cont.)
Description	Counterparty	Exercise Price			Expiration Date	Notional Amount			Premium	Market Value
Put - OTC GBP versus USD	BRC	$		1.468	04/11/2013		GBP	5,500	$31	$(1)
Put - OTC GBP versus USD	UAG			1.494	04/18/2013			5,500	29	(15)
Put - OTC GBP versus USD	MSX			1.495	04/25/2013			5,400	27	(27)
Call - OTC NZD versus USD	CBA			0.834	04/02/2013		NZD	6,700	23	(27)
Call - OTC NZD versus USD	BPS			0.833	04/08/2013			7,400	21	(47)
Call - OTC NZD versus USD	FBF			0.836	04/15/2013			7,400	21	(44)
Call - OTC NZD versus USD	FBF			0.847	04/22/2013			6,600	18	(20)
Put - OTC USD versus BRL	MSX		BRL	1.938	04/04/2013	$		3,800	12	0
Put - OTC USD versus BRL	MSX			1.949	04/11/2013			2,800	8	0
Put - OTC USD versus BRL	BOA			1.968	04/18/2013			2,800	9	(1)
Put - OTC USD versus BRL	MSX			1.983	04/25/2013			2,800	10	(5)
Put - OTC USD versus CAD	GLM		CAD	1.017	04/03/2013			6,300	17	(17)
Put - OTC USD versus CAD	JPM			1.019	04/10/2013			6,900	17	(39)
Put - OTC USD versus CAD	CBK			1.016	04/17/2013			6,900	16	(34)
Put - OTC USD versus CAD	FBF			1.008	04/24/2013			6,900	15	(18)
Call - OTC USD versus JPY	BPS		JPY	98.730	04/05/2013			6,300	36	(1)
Call - OTC USD versus JPY	MSX			97.700	04/12/2013			2,800	14	(3)
Call - OTC USD versus JPY	FBF			97.270	04/19/2013			2,800	16	(6)
Call - OTC USD versus JPY	BOA			96.460	04/26/2013			2,800	16	(16)
Put - OTC USD versus MXN	JPM		MXN	12.606	04/04/2013			3,800	13	(77)
Put - OTC USD versus MXN	JPM			12.287	04/11/2013			2,800	10	(10)
Put - OTC USD versus MXN	MSX			12.216	04/18/2013			2,800	11	(8)
Put - OTC USD versus MXN	MSX			12.202	04/25/2013			2,800	11	(9)
Put - OTC USD versus NOK	BRC		NOK	5.615	04/03/2013			5,000	17	0
Put - OTC USD versus NOK	BRC			5.674	04/10/2013			6,900	25	(2)
Put - OTC USD versus NOK	BRC			5.733	04/17/2013			6,900	27	(14)
Put - OTC USD versus NOK	DUB			5.754	04/24/2013			6,900	29	(26)
Put - OTC USD versus RUB	UAG		RUB	30.500	04/08/2013			2,800	7	(1)
Put - OTC USD versus RUB	UAG			30.640	04/15/2013			2,800	7	(3)
Put - OTC USD versus RUB	DUB			30.569	04/22/2013			2,800	7	(3)

									$663	$(631)

Transactions in written call and put options for the period ended March 31, 2013:

	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in NZD		Premium
Balance at 03/31/2012	$103,600	AUD	17,500	EUR	36,800	GBP	19,200	NZD	14,900	$824
Sales	777,600		0		235,300		154,200		133,200	4,736
Closing Buys	0		0		0		0		0	0
Expirations	(566,550)		(17,500)		(153,900)		(87,800)		(117,300)	(3,385)
Exercised	(214,450)		0		(94,200)		(65,100)		(2,700)	(1,512)

Balance at 03/31/2013	$100,200	AUD	0	EUR	24,000	GBP	20,500	NZD	28,100	$663

(d)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	7,662	$	3,800	BOA	$8	$0	$8
04/2013		3,763		1,864	UAG	2	0	2
04/2013	EUR	3,200		4,164	BOA	62	0	62
04/2013		2,400		3,137	BRC	60	0	60
04/2013		6,400		8,281	CBK	76	0	76
04/2013		6,400		8,259	MSC	54	0	54
04/2013		5,600		7,279	RBC	100	0	100
04/2013	GBP	2,750		4,172	BOA	0	(6)	(6)
04/2013		2,050		3,072	BPS	0	(43)	(43)
04/2013		4,800		7,177	BRC	0	(116)	(116)
04/2013		2,700		4,094	CBK	0	(8)	(8)
04/2013		2,050		3,110	FBF	0	(5)	(5)
04/2013		2,700		4,094	MSC	0	(8)	(8)
04/2013		4,800		7,215	RYL	0	(78)	(78)
04/2013		2,750		4,172	UAG	0	(6)	(6)
04/2013	JPY	133,746		1,400	BOA	0	(21)	(21)
04/2013		303,208		3,150	BPS	0	(71)	(71)
04/2013		424,715		4,550	CBK	49	(11)	38
04/2013		132,792		1,400	FBF	0	(11)	(11)
04/2013		425,669		4,550	MSC	49	(21)	28

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	65

Schedule of Investments PIMCO FX Strategy Portfolio (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	JPY	303,209	$	3,150	RYL	$0	$(71)	$(71)
04/2013	$	5,232	BRL	10,460	BOA	0	(59)	(59)
04/2013		3,300		6,532	BRC	0	(72)	(72)
04/2013		4,700		9,319	MSC	0	(96)	(96)
04/2013		4,700		9,348	UAG	0	(80)	(80)
04/2013		6,600	CAD	6,781	CBK	74	0	74
04/2013		6,900		7,024	FBF	11	0	11
04/2013		3,150		3,240	GLM	39	0	39
04/2013		6,900		7,100	JPM	87	0	87
04/2013		3,450		3,540	RBC	33	0	33
04/2013		1,900	MXN	24,347	FBF	71	0	71
04/2013		3,300		41,826	GLM	83	0	83
04/2013		5,200		66,172	JPM	155	0	155
04/2013		4,200		52,103	MSC	9	0	9
04/2013		1,400		17,357	UAG	2	0	2
04/2013		1,160	NOK	6,791	BOA	2	0	2
04/2013		11,835		68,334	BRC	2	(142)	(140)
04/2013		7,725		44,824	DUB	5	(60)	(55)
04/2013		4,250		24,345	MSC	0	(82)	(82)
04/2013		1,250		7,128	RBC	0	(30)	(30)
04/2013		4,580		26,620	UAG	2	(27)	(25)
04/2013		4,554	NZD	5,550	BPS	87	0	87
04/2013		2,744		3,350	CBA	59	0	59
04/2013		1,372		1,675	CBK	29	0	29
04/2013		5,793		7,000	FBF	58	0	58
04/2013		1,522		1,850	GLM	25	0	25
04/2013		4,122		4,975	MSC	37	0	37
04/2013		3,033		3,700	UAG	62	0	62
04/2013		1,400	RUB	43,330	CBK	0	(11)	(11)
04/2013		1,400		43,330	DUB	0	(11)	(11)
04/2013		2,800		86,666	GLM	0	(18)	(18)
04/2013		2,800		86,666	UAG	0	(18)	(18)
05/2013	JPY	131,826	$	1,400	BOA	0	(1)	(1)
05/2013		131,812		1,400	CBK	0	0	0

						$1,392	$(1,183)	$209

(e)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Short-Term Instruments
Repurchase Agreements	$0	$249	$0	$249
Central Funds Used for Cash Management Purposes	28,259	0	0	28,259
Purchased Options
Foreign Exchange Contracts	0	567	0	567
	$28,259	$816	$0	$29,075

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Financial Derivative Instruments - Assets
Foreign Exchange Contracts	$0	$1,392	$0	$1,392

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(1,814)	$0	$(1,814)

Totals	$28,259	$394	$0	$28,653

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

66	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(f)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$567	$0	$567
Unrealized appreciation on foreign currency contracts	0	0	0	1,392	0	1,392

	$0	$0	$0	$1,959	$0	$1,959

Liabilities:
Written options outstanding	$0	$0	$0	$631	$0	$631
Unrealized depreciation on foreign currency contracts	0	0	0	1,183	0	1,183

	$0	$0	$0	$1,814	$0	$1,814

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(4,343)	$0	$(4,343)
Net realized gain on written options	0	0	0	3,364	0	3,364
Net realized gain on foreign currency transactions	0	0	0	823	0	823

	$0	$0	$0	$(156)	$0	$(156)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$(96)	$0	$(96)
Net change in unrealized (depreciation) on written options	0	0	0	(344)	0	(344)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	1,010	0	1,010

	$0	$0	$0	$570	$0	$570

(1)	See note 6 in the Notes to Financial Statements for additional information.

(g)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(1)	$0	$(1)
BPS	(27)	0	(27)
BRC	(132)	0	(132)
CBA	32	0	32
CBK	120	(180)	(60)
DUB	(55)	0	(55)
FBF	84	0	84
GLM	112	0	112
JPM	119	0	119
MSC	(58)	(525)	(583)
MSX	47	(220)	(173)
RBC	103	0	103
RYL	(149)	0	(149)
UAG	(50)	0	(50)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	67

Schedule of Investments PIMCO High Yield Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 15.1%
Ancestry.com, Inc.
7.000% due 12/28/2018		$3,930	$3,952
Chrysler Group LLC
6.000% due 05/24/2017		4,659	4,757
Constellation Brands, Inc.
3.000% due 12/30/2013		3,000	2,990
Dell, Inc.
5.000% due 11/06/2013		9,000	8,959
Delos Aircraft, Inc.
4.750% due 04/12/2016		1,900	1,914
Duff & Phelps LLC
4.500% due 03/14/2020		2,000	2,024
First Data Corp.
5.204% due 09/27/2018		750	757
Freedom Group, Inc.
5.500% due 04/19/2019		7,980	8,030
HCA, Inc.
2.704% due 05/02/2016		6,750	6,776
3.534% due 03/31/2017		1,000	1,010
Health Management Associates, Inc.
3.500% due 11/18/2018		875	883
HJ Heinz Co.
3.500% due 03/27/2020		7,500	7,574
5.000% due 03/27/2014		5,000	4,976
Ineos U.S. Finance LLC
6.500% due 05/04/2018		743	755
Neiman Marcus Group, Inc.
4.000% due 05/16/2018		2,750	2,763
Ocwen Financial Corp.
5.000% due 02/15/2018		750	763
Pharmaceutical Product Development, Inc.
4.250% due 12/05/2018		891	904
Quintiles Transnational Corp.
4.500% due 06/08/2018		4,363	4,430
Springleaf Financial Funding Co.
5.500% due 05/10/2017		21,450	21,628
Vodafone Americas Finance, Inc.
6.250% due 07/24/2016		5,156	5,324
6.875% due 08/17/2015		2,215	2,270
Walter Investment Management Corp.
5.750% due 11/28/2017		3,507	3,575

Total Bank Loan Obligations (Cost $94,526)			97,014

CORPORATE BONDS & NOTES 99.0%

BANKING & FINANCE 33.5%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		1,250	1,291
AGFC Capital Trust
6.000% due 01/15/2067 (i)		25,500	20,782
Ally Financial, Inc.
3.492% due 02/11/2014 (i)		4,130	4,206
6.250% due 01/15/2019		761	760
6.500% due 03/15/2016		379	383
6.500% due 11/15/2018		578	578
6.750% due 12/01/2014 (i)		5,000	5,387
7.000% due 11/15/2024		265	265
7.250% due 09/15/2017 (i)		2,250	2,251
7.250% due 09/15/2017		550	551
8.000% due 11/01/2031		950	1,202
8.300% due 02/12/2015		4,300	4,784
Arrow Global Finance PLC
7.875% due 03/01/2020	GBP	400	609
Bank of Ireland
4.625% due 04/08/2013	EUR	500	644

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank One Capital
8.750% due 09/01/2030 (i)		$250	$358
Boats Investments Netherlands BV
11.000% due 03/31/2017 (b)	EUR	5,447	3,173
BPCE S.A.
12.500% due 09/30/2019 (e)		$1,425	1,760
Caisse Centrale du Credit Immobilier de France S.A.
3.750% due 01/22/2015	EUR	2,000	2,642
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		$300	307
Checkout Holding Corp.
0.000% due 11/15/2015		375	287
CIT Group, Inc.
4.250% due 08/15/2017 (i)		3,925	4,121
5.000% due 05/15/2017 (i)		6,350	6,842
5.000% due 08/15/2022		900	966
Columbus International, Inc.
11.500% due 11/20/2014		500	563
11.500% due 11/20/2014 (i)		7,250	8,156
E*TRADE Financial Corp.
6.375% due 11/15/2019		1,500	1,594
Eksportfinans ASA
0.505% due 04/05/2013		300	300
2.000% due 09/15/2015		150	144
5.500% due 05/25/2016		525	546
5.500% due 06/26/2017		700	727
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		875	1,003
GMAC International Finance BV
7.500% due 04/21/2015	EUR	5,000	6,994
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	1,350	1,933
HBOS PLC
6.750% due 05/21/2018		$220	246
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018^		653	69
Hub International Ltd.
8.125% due 10/15/2018		1,200	1,269
Ineos Finance PLC
7.500% due 05/01/2020		1,575	1,723
8.375% due 02/15/2019		275	305
9.250% due 05/15/2015	EUR	1,500	2,031
ING U.S., Inc.
5.500% due 07/15/2022 (i)		$550	610
International Lease Finance Corp.
5.875% due 08/15/2022		1,675	1,810
6.750% due 09/01/2016		1,275	1,447
7.125% due 09/01/2018		1,275	1,504
Jefferies Finance LLC
7.375% due 04/01/2020		600	614
LBG Capital PLC
6.385% due 05/12/2020	EUR	2,000	2,585
6.439% due 05/23/2020		1,000	1,290
7.375% due 03/12/2020		50	66
7.625% due 12/09/2019	GBP	538	844
7.875% due 11/01/2020		$250	275
15.000% due 12/21/2019	EUR	1,100	2,027
Marina District Finance Co., Inc.
9.500% due 10/15/2015 (i)		$6,500	6,727
Milestone Aviation Group LLC
8.625% due 12/15/2017		750	776
Morgan Stanley
4.875% due 11/01/2022 (i)		3,750	3,986
6.375% due 07/24/2042 (i)		2,500	3,019
Nationstar Mortgage LLC
6.500% due 07/01/2021		750	786
7.875% due 10/01/2020		675	749

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.625% due 05/01/2019		$3,550	$4,065
Nuveen Investments, Inc.
9.125% due 10/15/2017		2,000	2,075
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018 (i)		3,850	4,158
Oxford Finance LLC
7.250% due 01/15/2018		625	652
Provident Funding Associates LP
10.125% due 02/15/2019 (i)		14,475	15,850
10.250% due 04/15/2017 (i)		11,000	12,320
Regions Financial Corp.
7.375% due 12/10/2037		2,775	3,122
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		600	658
Royal Bank of Scotland NV
0.981% due 03/09/2015		925	884
SLM Corp.
0.601% due 01/27/2014		500	496
5.500% due 01/25/2023		675	672
5.625% due 08/01/2033 (i)		3,000	2,790
8.450% due 06/15/2018 (i)		3,000	3,570
Springleaf Finance Corp.
5.400% due 12/01/2015 (i)		1,794	1,852
5.850% due 06/01/2013		12,352	12,452
6.900% due 12/15/2017		200	203
Stone Street Trust
5.902% due 12/15/2015 (i)		1,000	1,088
Towergate Finance PLC
8.500% due 02/15/2018	GBP	1,400	2,244
10.500% due 02/15/2019		300	481
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		$4,150	4,355
5.500% due 01/15/2021	GBP	10,670	16,577
Wind Acquisition Finance S.A.
11.750% due 07/15/2017 (i)		$3,600	3,834

			215,265

INDUSTRIALS 56.1%
Advanced Micro Devices, Inc.
7.500% due 08/15/2022		750	684
Aguila S.A.
7.875% due 01/31/2018		1,350	1,455
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018 (i)		3,645	4,055
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		1,950	2,101
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,500	1,624
Alliance One International, Inc.
10.000% due 07/15/2016		4,350	4,616
Alphabet Holding Co., Inc.
7.750% due 11/01/2017 (b)		1,400	1,463
American Airlines Pass-Through Trust
7.000% due 07/31/2019		1,370	1,438
Antero Resources Finance Corp.
7.250% due 08/01/2019		600	653
ARD Finance S.A.
11.125% due 06/01/2018 (b)		472	517
Avaya, Inc.
7.000% due 04/01/2019		2,050	2,014
Aviation Capital Group Corp.
7.125% due 10/15/2020 (i)		9,225	10,497
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016 (i)		6,028	6,389
Basell Finance Co. BV
8.100% due 03/15/2027		2,000	2,700

68	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Basic Energy Services, Inc.
7.750% due 02/15/2019		$450	$462
BE Aerospace, Inc.
5.250% due 04/01/2022		600	622
Berry Plastics Corp.
9.500% due 05/15/2018		2,300	2,579
9.750% due 01/15/2021		1,925	2,259
Biomet, Inc.
6.500% due 08/01/2020		2,475	2,636
Cablevision Systems Corp.
8.000% due 04/15/2020		125	141
Caesars Entertainment Operating Co., Inc.
11.250% due 06/01/2017		2,000	2,138
Calumet Specialty Products Partners LP
9.375% due 05/01/2019		1,350	1,519
Catalina Marketing Corp.
10.500% due 10/01/2015		2,625	2,697
Cemex S.A.B. de C.V.
5.875% due 03/25/2019		2,000	2,025
9.000% due 01/11/2018 (i)		5,425	6,035
9.500% due 06/15/2018		3,500	4,086
Chemtura Corp.
7.875% due 09/01/2018		725	787
Citgo Petroleum Corp.
11.500% due 07/01/2017		2,565	2,953
CityCenter Holdings LLC
10.750% due 01/15/2017		770	857
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		1,700	1,796
CMA CGM S.A.
8.500% due 04/15/2017		500	468
8.875% due 04/15/2019	EUR	1,500	1,798
Coeur d’Alene Mines Corp.
7.875% due 02/01/2021		$1,050	1,114
CommScope, Inc.
8.250% due 01/15/2019		625	681
Constellation Brands, Inc.
6.000% due 05/01/2022		875	960
Conti-Gummi Finance BV
7.500% due 09/15/2017	EUR	2,000	2,723
Continental Airlines, Inc.
6.750% due 09/15/2015		$3,350	3,526
Continental Rubber Of America Corp.
4.500% due 09/15/2019		625	642
Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018		2,300	2,518
Cooper-Standard Holding, Inc.
7.375% due 04/01/2018 (a)		750	754
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020		2,500	2,187
CVR Refining LLC
6.500% due 11/01/2022 (i)		5,950	6,114
Delhaize Group S.A.
5.700% due 10/01/2040 (i)		764	749
Dex One Corp.
14.000% due 01/29/2017 (b)		20	9
Digicel Ltd.
8.250% due 09/01/2017		2,000	2,135
DISH DBS Corp.
5.000% due 03/15/2023 (i)		5,250	5,191
6.750% due 06/01/2021		2,700	3,014
DJO Finance LLC
9.750% due 10/15/2017		3,300	3,457
DynCorp International, Inc.
10.375% due 07/01/2017		800	792
El Paso LLC
7.250% due 06/01/2018		300	346

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032		$175	$250
Eldorado Resorts LLC
8.625% due 06/15/2019		1,275	1,270
Energy Transfer Equity LP
7.500% due 10/15/2020 (i)		3,500	4,051
Enterprise Products Operating LLC
7.034% due 01/15/2068		1,160	1,347
8.375% due 08/01/2066 (i)		4,405	5,069
Equinix, Inc.
8.125% due 03/01/2018		1,150	1,271
Era Group, Inc.
7.750% due 12/15/2022		1,250	1,294
Euramax International, Inc.
9.500% due 04/01/2016		3,000	2,955
FGI Operating Co. LLC
7.875% due 05/01/2020 (i)		5,275	5,565
Fidelity & Guaranty Life Holdings, Inc.
6.375% due 04/01/2021		1,175	1,204
First Data Corp.
6.750% due 11/01/2020		875	917
Florida East Coast Railway Corp.
8.125% due 02/01/2017		650	700
Ford Motor Co.
9.215% due 09/15/2021 (i)		800	1,057
Gibraltar Industries, Inc.
6.250% due 02/01/2021		525	559
Global Generations Merger Sub, Inc.
11.000% due 12/15/2020		2,000	2,180
Global Geophysical Services, Inc.
10.500% due 05/01/2017 (i)		14,550	12,695
Graphic Packaging International, Inc.
7.875% due 10/01/2018		375	415
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	1,250	1,294
Grifols, Inc.
8.250% due 02/01/2018		$875	967
Hapag-Lloyd AG
9.750% due 10/15/2017 (i)		7,580	8,054
9.750% due 10/15/2017		2,975	3,161
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020 (a)		1,825	1,830
HCA Holdings, Inc.
6.250% due 02/15/2021		800	855
HCA, Inc.
6.500% due 02/15/2020 (i)		2,875	3,251
7.250% due 09/15/2020		650	721
8.500% due 04/15/2019 (i)		4,775	5,282
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		400	403
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		300	331
Huntsman International LLC
4.875% due 11/15/2020		1,200	1,214
IASIS Healthcare LLC
8.375% due 05/15/2019		2,150	2,274
Immucor, Inc.
11.125% due 08/15/2019		900	1,031
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	3,500	4,531
8.500% due 02/15/2016		$7,050	7,191
Inmet Mining Corp.
8.750% due 06/01/2020		1,450	1,610
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		3,500	3,859
Interactive Data Corp.
10.250% due 08/01/2018		275	314

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
InterGen NV
9.000% due 06/30/2017 (i)		$4,030	$3,980
Jaguar Holding Co.
9.500% due 12/01/2019		775	893
Jaguar Land Rover Automotive PLC
7.750% due 05/15/2018		250	274
8.125% due 05/15/2021		250	283
Laredo Petroleum, Inc.
9.500% due 02/15/2019		2,525	2,866
Lender Processing Services, Inc.
5.750% due 04/15/2023		750	786
Level 3 Financing, Inc.
8.125% due 07/01/2019		1,500	1,658
LIN Television Corp.
8.375% due 04/15/2018		25	27
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017 (i)		5,715	5,372
McClatchy Co.
9.000% due 12/15/2022		3,550	3,869
MGM Resorts International
6.625% due 07/15/2015		1,500	1,635
6.625% due 12/15/2021		3,000	3,150
6.875% due 04/01/2016		300	328
7.500% due 06/01/2016		250	278
8.625% due 02/01/2019		1,000	1,170
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		1,000	1,005
Momentive Performance Materials, Inc.
8.875% due 10/15/2020		3,000	3,105
Nara Cable Funding Ltd.
8.500% due 03/01/2020	EUR	1,300	1,754
Navios Maritime Acquisition Corp.
8.625% due 11/01/2017 (i)		$16,225	16,215
Navios Maritime Holdings, Inc.
8.875% due 11/01/2017		200	205
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (e)		800	812
New Gold, Inc.
6.250% due 11/15/2022		800	842
Novasep Holding S.A.S.
8.000% due 12/15/2016		9,499	8,692
Oasis Petroleum, Inc.
6.500% due 11/01/2021		300	329
OGX Austria GmbH
8.375% due 04/01/2022		350	265
8.500% due 06/01/2018 (i)		9,250	7,261
OI European Group BV
6.875% due 03/31/2017	EUR	300	394
Ono Finance PLC
10.875% due 07/15/2019		$3,000	3,120
Packaging Dynamics Corp.
8.750% due 02/01/2016		625	655
Palace Entertainment Holdings LLC
8.875% due 04/15/2017		725	772
Peermont Global Pty. Ltd.
7.750% due 04/30/2014	EUR	3,000	3,798
Perstorp Holding AB
8.750% due 05/15/2017		$1,750	1,859
PetroBakken Energy Ltd.
8.625% due 02/01/2020		675	692
PHH Corp.
7.375% due 09/01/2019		2,150	2,440
9.250% due 03/01/2016 (i)		4,925	5,775
Quality Distribution LLC
9.875% due 11/01/2018 (i)		4,000	4,420
Quebecor Media, Inc.
7.750% due 03/15/2016		1,153	1,178

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	69

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rain CII Carbon LLC
8.000% due 12/01/2018		$725	$770
Rex Energy Corp.
8.875% due 12/01/2020		3,000	3,187
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		2,000	2,043
7.125% due 04/15/2019 (i)		775	836
7.875% due 08/15/2019		1,200	1,329
8.250% due 02/15/2021		1,875	1,938
8.500% due 05/15/2018		1,000	1,056
Rockies Express Pipeline LLC
6.875% due 04/15/2040		1,700	1,547
Samson Investment Co.
9.750% due 02/15/2020		3,675	3,923
SandRidge Energy, Inc.
7.500% due 03/15/2021		1,400	1,463
Santos Finance Ltd.
8.250% due 09/22/2070	EUR	3,000	4,288
Sappi Papier Holding GmbH
7.750% due 07/15/2017		$1,100	1,221
Schaeffler Finance BV
7.750% due 02/15/2017		550	622
8.500% due 02/15/2019		425	486
Sealed Air Corp.
6.500% due 12/01/2020		900	990
Seneca Gaming Corp.
8.250% due 12/01/2018		1,525	1,639
Sequa Corp.
7.000% due 12/15/2017		750	763
Seven Seas Cruises S. de R.L. LLC
9.125% due 05/15/2019		250	272
Sidewinder Drilling, Inc.
9.750% due 11/15/2019		1,175	1,187
Sinclair Television Group, Inc.
9.250% due 11/01/2017		2,000	2,178
Smurfit Kappa Acquisitions
4.125% due 01/30/2020	EUR	1,250	1,584
Sun Products Corp.
7.750% due 03/15/2021		$2,000	2,025
Syniverse Holdings, Inc.
9.125% due 01/15/2019		225	248
Tenet Healthcare Corp.
4.500% due 04/01/2021		1,250	1,228
8.875% due 07/01/2019		1,700	1,917
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032 (i)		375	534
Terex Corp.
6.000% due 05/15/2021		1,075	1,137
Thermon Industries, Inc.
9.500% due 05/01/2017		58	65
Tomkins LLC
9.000% due 10/01/2018		260	291
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (b)		1,600	1,716
9.625% due 06/15/2018		525	574
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		500	559
Unit Corp.
6.625% due 05/15/2021		400	421
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	1,000	1,280
Univision Communications, Inc.
6.875% due 05/15/2019		$1,475	1,586
UPC Holding BV
9.875% due 04/15/2018		2,000	2,242

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UPCB Finance Ltd.
6.875% due 01/15/2022		$1,500	$1,639
7.625% due 01/15/2020	EUR	750	1,048
Valeant Pharmaceuticals International
6.500% due 07/15/2016 (i)		$8,450	8,862
6.875% due 12/01/2018		1,900	2,051
Windstream Corp.
7.750% due 10/15/2020		700	763

			359,613

UTILITIES 9.4%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020 (i)		1,150	1,242
AES Corp.
7.375% due 07/01/2021		950	1,107
CenturyLink, Inc.
5.625% due 04/01/2020		850	871
Edison Mission Energy
7.000% due 05/15/2017^		11,000	5,940
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017 (i)		3,800	4,018
10.000% due 12/01/2020 (i)		18,470	20,871
Frontier Communications Corp.
7.125% due 01/15/2023		500	508
7.450% due 07/01/2035		325	296
9.000% due 08/15/2031		1,450	1,504
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		1,200	1,353
MarkWest Energy Partners LP
4.500% due 07/15/2023		1,500	1,470
Midwest Generation LLC
8.560% due 01/02/2016^		1,188	1,164
NGPL PipeCo LLC
7.119% due 12/15/2017		750	803
NSG Holdings LLC
7.750% due 12/15/2025 (i)		4,450	4,695
Red Oak Power LLC
8.540% due 11/30/2019		468	503
9.200% due 11/30/2029		2,100	2,326
Sprint Capital Corp.
8.750% due 03/15/2032		1,350	1,617
Talos Production LLC
9.750% due 02/15/2018		3,000	2,985
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,640	1,757
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	500	655
tw telecom Holdings, Inc.
8.000% due 03/01/2018		$300	329
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		1,500	1,612
7.748% due 02/02/2021		1,500	1,684
Westmoreland Coal Co.
10.750% due 02/01/2018		1,000	1,052

			60,362

Total Corporate Bonds & Notes (Cost $602,209)			635,240

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.2%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039		100	140
7.550% due 04/01/2039		100	144

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	$1,000	$1,083

		1,367

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	300	438

VIRGINIA 0.1%
Chesterfield County, Virginia Economic Development Authority Revenue Bonds, Series 2012
5.125% due 01/01/2043	1,000	1,016

Total Municipal Bonds & Notes (Cost $2,489)		2,821

MORTGAGE-BACKED SECURITIES 3.1%
Adjustable Rate Mortgage Trust
2.816% due 10/25/2035	224	202
American Home Mortgage Assets LLC
0.434% due 09/25/2046^	361	46
1.098% due 11/25/2046	959	541
6.250% due 06/25/2037	478	311
Banc of America Alternative Loan Trust
0.604% due 05/25/2035	125	92
Banc of America Funding Corp.
2.922% due 03/20/2036^	384	328
Bear Stearns Adjustable Rate Mortgage Trust
2.671% due 10/25/2035	155	156
Bear Stearns Alt-A Trust
2.656% due 01/25/2035	11	9
Citigroup Mortgage Loan Trust, Inc.
2.570% due 11/25/2035	1,201	1,181
Countrywide Alternative Loan Trust
0.384% due 05/25/2047	55	41
0.413% due 03/20/2046	82	55
0.464% due 07/25/2046^	440	121
1.174% due 12/25/2035	158	116
5.091% due 10/25/2035^	114	91
Countrywide Home Loan Mortgage Pass-Through Trust
0.524% due 03/25/2035	390	313
6.000% due 05/25/2036^	213	197
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036	771	547
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	210	217
Downey Savings & Loan Association Mortgage Loan Trust
0.453% due 03/19/2045	60	51
First Horizon Alternative Mortgage Securities
2.358% due 09/25/2035	816	701
6.000% due 05/25/2036	195	169
GMAC Mortgage Corp. Loan Trust
3.873% due 04/19/2036	603	528
Granite Mortgages PLC
1.202% due 01/20/2044	6,966	6,853
GSR Mortgage Loan Trust
2.653% due 11/25/2035	260	253
2.817% due 04/25/2035	7	6
2.932% due 05/25/2035	1,620	1,440
Harborview Mortgage Loan Trust
0.393% due 01/19/2038	48	38
0.443% due 03/19/2036	804	538
Indymac Index Mortgage Loan Trust
4.757% due 09/25/2035	156	143

70	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Trust
2.497% due 07/27/2037	$771	$689
2.916% due 04/25/2035	311	304
3.030% due 07/25/2035	281	279
6.000% due 08/25/2037^	268	235
Nomura Asset Acceptance Corp.
6.138% due 03/25/2047	351	357
Residential Accredit Loans, Inc. Trust
0.534% due 03/25/2037	613	189
5.500% due 02/25/2036^	675	538
Residential Asset Securitization Trust
6.000% due 05/25/2037^	206	190
Structured Asset Mortgage Investments, Inc.
0.424% due 05/25/2036	50	34
WaMu Mortgage Pass-Through Certificates
0.947% due 05/25/2047	636	540
5.050% due 07/25/2037	439	407
5.707% due 10/25/2036^	416	339
Wells Fargo Mortgage-Backed Securities Trust
2.683% due 03/25/2035	673	666

Total Mortgage-Backed Securities (Cost $17,622)		20,051

ASSET-BACKED SECURITIES 3.7%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	688	698
7.001% due 09/20/2022	19,200	19,596
Argent Securities, Inc.
1.254% due 12/25/2033	291	282
Carrington Mortgage Loan Trust
0.354% due 08/25/2036	100	56
Credit-Based Asset Servicing and Securitization LLC
4.753% due 01/25/2037^	1,224	662
GSAMP Trust
0.354% due 08/25/2036	100	62
Mid-State Trust
7.791% due 03/15/2038	23	24
Morgan Stanley ABS Capital
0.344% due 05/25/2037	199	105
Option One Mortgage Loan Trust
1.179% due 08/25/2033	136	117
Residential Asset Securities Corp. Trust
0.354% due 08/25/2036	87	74
6.980% due 09/25/2031	1,805	1,761

Total Asset-Backed Securities (Cost $21,419)		23,437

	SHARES
COMMON STOCKS 2.8%

CONSUMER DISCRETIONARY 0.0%
Dex One Corp. (c)	126,000	216

ENERGY 0.2%
Global Geophysical Services, Inc. (c)	254,870	625

	SHARES	MARKET VALUE (000S)
Lone Pine Resources, Inc. (c)	114,862	$138
MPLX LP	6,099	228

		991

FINANCIALS 1.5%
CIT Group, Inc. (c)(g)	110,481	4,804
Hipotecaria Su Casita S.A. de C.V. (c)	78,886	0
Oppenheimer Holdings, Inc. ‘A’ (g)	115,400	2,247
PHH Corp. (c)	127,511	2,800
PMI Group, Inc. (c)	658,337	35

		9,886

HEALTH CARE 0.6%
Novasep, Inc. (c)	586,278	7
NVHL S.A. ‘A’ (c)(o)	200,400	359
NVHL S.A. ‘B’ (c)(o)	200,400	359
NVHL S.A. ‘C’ (c)(o)	200,400	359
NVHL S.A. ‘D’ (c)(o)	200,400	359
NVHL S.A. ‘E’ (c)(o)	200,400	360
NVHL S.A. ‘F’ (c)(o)	200,400	360
NVHL S.A. ‘G’ (c)(o)	200,400	360
NVHL S.A. ‘H’ (c)(o)	200,400	360
NVHL S.A. ‘I’ (c)(o)	200,400	360
NVHL S.A. ‘J’ (c)(o)	200,400	360

		3,603

INFORMATION TECHNOLOGY 0.4%
Advanced Micro Devices, Inc. (c)(g)	1,013,400	2,584

TELECOMMUNICATION SERVICES 0.1%
Level 3 Communications, Inc. (c)	47,176	957

Total Common Stocks (Cost $29,744)		18,237

CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Health Care REIT, Inc.
6.500% due 12/31/2049 (e)	22,000	1,366

Total Convertible Preferred Securities (Cost $1,100)		1,366

PREFERRED SECURITIES 3.1%

BANKING & FINANCE 3.1%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)	12,000	15,263
GMAC Capital Trust
8.125% due 02/15/2040	160,000	4,352

Total Preferred Securities (Cost $16,000)		19,615

		SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 0.8%
FelCor Lodging Trust, Inc. (e)		20,000	$503
First Industrial Realty Trust, Inc. (e)		5,000	4,444

Total Real Estate Investment Trusts (Cost $4,133)			4,947

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.6%

COMMERCIAL PAPER 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		$2,000	1,983

REPURCHASE AGREEMENTS 0.8%
Banc of America Securities LLC
0.210% due 04/01/2013		600	600
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2043 valued at $615. Repurchase proceeds are $600.)
Citigroup Global Markets, Inc.
(0.350%) due 02/04/2015	EUR	3,566	4,571
(Dated 02/07/2013. Collateralized by Barclays Bank PLC 4.875% due 08/13/2019 valued at $4,689. Repurchase proceeds are $4,569.)

			5,171

U.S. TREASURY BILLS 1.0%
0.125% due 09/19/2013 - 02/06/2014 (d)(l)		$6,105	6,100

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.111% due 04/15/2013 (d)(l)		560	560

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (f) 2.4%
PIMCO Short-Term Floating NAV Portfolio		1,545,444	15,465

Total Short-Term Instruments (Cost $29,507)			29,279

Total Investments 132.8% (Cost $818,749)			$852,007

Other Assets and Liabilities (Net) (32.8%)			(210,480)

Net Assets 100.0%			$641,527

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Perpetual maturity, date shown represents next contractual call date.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	71

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

(f)	Affiliated to the Portfolio.
(g)	Securities with an aggregate market value of $2,608 and cash of $4,529 have been pledged as collateral as of March 31, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(h)	The average amount of borrowing while outstanding during the period ended March 31, 2013 was $220,103 at 0.555%.
(i)	Securities with an aggregate market value of $248,538 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	(3.000%)	12/27/2012	12/26/2014	$2,696	$(2,675)
	0.400%	03/04/2013	04/04/2013	2,936	(2,937)
	0.400%	03/13/2013	04/15/2013	721	(721)
	0.550%	02/15/2013	05/15/2013	1,435	(1,436)
	0.650%	03/04/2013	04/04/2013	12,934	(12,941)
	0.650%	03/13/2013	04/15/2013	32,434	(32,445)
	0.700%	02/06/2013	05/03/2013	5,328	(5,334)
	0.710%	03/13/2013	04/15/2013	7,340	(7,343)
	0.710%	03/13/2013	06/17/2013	22,840	(22,849)
	0.710%	03/20/2013	06/21/2013	3,764	(3,765)
	0.750%	01/18/2013	04/16/2013	11,750	(11,768)
	0.750%	01/22/2013	04/22/2013	20,575	(20,605)
	0.750%	02/01/2013	05/03/2013	9,260	(9,272)
	0.750%	02/06/2013	05/03/2013	3,824	(3,828)
	0.750%	02/15/2013	05/15/2013	6,008	(6,014)
DEU	0.680%	02/28/2013	05/30/2013	4,755	(4,758)
	0.680%	03/04/2013	06/04/2013	25,188	(25,201)
	0.680%	03/13/2013	06/12/2013	20,055	(20,062)
	0.680%	03/28/2013	06/04/2013	1,155	(1,155)
	0.750%	02/08/2013	05/08/2013	8,163	(8,172)
	0.750%	02/15/2013	05/16/2013	5,960	(5,966)
FOB	0.600%	02/26/2013	05/24/2013	3,210	(3,212)
RDR	0.450%	03/13/2013	06/14/2013	10,369	(10,371)
ULW	0.400%	02/26/2013	05/28/2013	3,767	(3,768)
	0.520%	01/28/2013	04/29/2013	1,045	(1,046)

					$(227,644)

(j)	Cash of $2,183 has been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
10-Year Deliverable Interest Rate Swap June Futures	Short	06/2013	10	$(5)
E-mini S&P 500 Index June Futures	Short	06/2013	270	(277)
Euro-OAT France Government 10-Year Bond June Futures	Short	06/2013	60	(123)
U.S. Treasury 10-Year Note June Futures	Long	06/2013	950	650

				$245

(k)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Cash of $7,748 has been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-16 5-Year Index	(5.000%	)	06/20/2016	$35,520	$(2,635)	$(4,144)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	26,136	(1,398)	(2,650)
CDX.HY-19 5-Year Index	(5.000%	)	12/20/2017	82,400	(3,515)	(3,648)

					$(7,548)	$(10,442)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	$	37,200	$289	$(317)

72	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(l)	Securities with an aggregate market value of $6,660 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(m)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	GST	(1.000%	)	12/20/2016	0.523%	$	3,000	$(56)	$(45)	$(11)
Barclays Bank PLC	GST	(1.000%	)	03/20/2017	1.268%	EUR	3,000	42	166	(124)
Barclays Bank PLC	MYC	(1.000%	)	06/20/2017	1.323%		2,000	36	98	(62)
Berkshire Hathaway Finance Corp.	CBK	(1.000%	)	09/20/2016	0.552%	$	2,500	(40)	23	(63)
Best Buy Co., Inc.	BPS	(5.000%	)	09/20/2014	1.147%		3,000	(176)	4	(180)
Best Buy Co., Inc.	GST	(5.000%	)	03/20/2014	0.693%		2,000	(88)	15	(103)
Best Buy Co., Inc.	GST	(5.000%	)	09/20/2014	1.147%		2,000	(118)	45	(163)
Best Buy Co., Inc.	GST	(5.000%	)	03/20/2015	1.594%		2,000	(137)	140	(277)
BNP Paribas S.A.	JPM	(1.000%	)	03/20/2018	1.699%	EUR	3,800	163	62	101
Credit Agricole S.A.	CBK	(1.000%	)	06/20/2017	1.873%		2,000	82	252	(170)
Gannett Co., Inc.	DUB	(5.000%	)	06/20/2016	1.136%	$	15,000	(1,863)	(1,288)	(575)
JPMorgan Chase & Co.	BOA	(1.000%	)	12/20/2016	0.637%		3,000	(39)	62	(101)
JPMorgan Chase & Co.	BRC	(1.000%	)	12/20/2016	0.637%		3,000	(39)	87	(126)
JPMorgan Chase & Co.	MYC	(1.000%	)	09/20/2016	0.591%		8,000	(111)	110	(221)
Lockheed Martin Corp.	FBF	(1.000%	)	06/20/2017	0.586%		5,000	(95)	(77)	(18)
Telefonaktiebolaget LM Ericsson	BOA	(1.000%	)	09/20/2017	0.858%	EUR	5,000	(43)	147	(190)
Wells Fargo & Co.	MYC	(1.000%	)	09/20/2016	0.429%	$	10,000	(201)	72	(273)

								$(2,683)	$(127)	$(2,556)

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (3)		Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	CBK	5.000%	03/20/2018	7.846%	$	2,000	$(222)	$(350)	$128
Advanced Micro Devices, Inc.	MYC	5.000%	03/20/2016	5.958%		3,000	(73)	101	(174)
Advanced Micro Devices, Inc.	MYC	5.000%	12/20/2017	7.689%		2,000	(203)	(380)	177
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	0.990%		1,000	(2)	(42)	40
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.038%		1,500	(7)	(60)	53
GenOn Energy, Inc.	MYC	5.000%	12/20/2014	1.061%		300	21	(30)	51
NRG Energy, Inc.	GST	5.000%	06/20/2017	2.947%		2,000	173	(120)	293
Sharp Corp.	BOA	1.000%	06/20/2013	25.967%	JPY	135,000	(77)	(118)	41
SoftBank Corp.	BOA	1.000%	12/20/2017	1.504%		160,000	(38)	(167)	129
SoftBank Corp.	BRC	1.000%	12/20/2017	1.504%		225,000	(54)	(260)	206
SoftBank Corp.	GST	1.000%	12/20/2017	1.504%		30,000	(7)	(35)	28
SoftBank Corp.	JPM	1.000%	12/20/2017	1.504%		60,000	(15)	(71)	56
Sony Corp.	BOA	1.000%	03/20/2018	1.968%		40,000	(19)	(58)	39
Sony Corp.	BRC	1.000%	03/20/2018	1.968%		30,000	(14)	(46)	32
Sony Corp.	DUB	1.000%	03/20/2018	1.968%		30,000	(14)	(46)	32
Sony Corp.	GST	1.000%	12/20/2017	1.873%		30,000	(12)	(43)	31
Sony Corp.	GST	1.000%	03/20/2018	1.968%		20,000	(10)	(29)	19
Sony Corp.	JPM	1.000%	12/20/2017	1.873%		60,000	(24)	(89)	65
Sony Corp.	JPM	1.000%	03/20/2018	1.968%		60,000	(28)	(82)	54
Sprint Nextel Corp.	UAG	1.000%	06/20/2019	3.611%	$	2,800	(397)	(507)	110
Texas Competitive Electric Holdings Co.	CBK	5.000%	06/20/2013	148.251%		3,000	(835)	(600)	(235)
Tokyo Electric Power Co., Inc.	BOA	1.000%	09/20/2013	1.760%	JPY	210,000	(8)	(29)	21
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	1.760%		48,000	(1)	(70)	69
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	1.760%		210,000	(8)	(34)	26
Tokyo Electric Power Co., Inc.	JPM	1.000%	09/20/2013	1.760%		170,000	(7)	(30)	23
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	22.508%	$	6,500	(2,445)	(263)	(2,182)
Valeant Pharmaceuticals International	GST	5.000%	06/20/2016	2.300%		2,500	211	(39)	250

							$(4,115)	$(3,497)	$(618)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016	EUR	5,000	$140	$976	$(836)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	73

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(n)	Transactions in written call and put options for the period ended March 31, 2013:

Notional Amount
Balance at 03/31/2012	$52,800
Sales	0
Closing Buys	(13,200)
Expirations	(39,600)
Exercised	0

Balance at 03/31/2013	$0

(o)	Restricted securities as of March 31, 2013:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$651	$359	0.05%
NVHL S.A. ‘B’	03/09/2012	652	359	0.05%
NVHL S.A. ‘C’	03/09/2012	652	359	0.05%
NVHL S.A. ‘D’	03/09/2012	652	359	0.06%
NVHL S.A. ‘E’	03/09/2012	652	360	0.06%
NVHL S.A. ‘F’	03/09/2012	652	360	0.06%
NVHL S.A. ‘G’	03/09/2012	652	360	0.06%
NVHL S.A. ‘H’	03/09/2012	652	360	0.06%
NVHL S.A. ‘I’	03/09/2012	652	360	0.06%
NVHL S.A. ‘J’	03/09/2012	652	360	0.06%

		$6,519	$3,596	0.57%

(p)	Short sales outstanding as of March 31, 2013:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Barclays Bank PLC	4.875%	08/13/2019	EUR 3,000	$4,744	$(4,692)

(6)	Market value includes $125 of interest payable on short sales.

Description	Shares	Proceeds	Market Value (7)
Kraft Foods Group, Inc.	29,867	$1,052	$(1,554)
Mondelez International, Inc. ‘A’	89,600	1,959	(2,754)

		$3,011	$(4,308)

(7)	Market value includes $27 of dividends payable on short sales.

(q)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	EUR	77	$	101	BPS	$2	$0	$2
04/2013		40,325		53,587	GLM	1,896	0	1,896
04/2013		76		99	JPM	2	0	2
04/2013	$	119	EUR	92	CBK	0	(1)	(1)
04/2013		51,936		40,386	HUS	0	(168)	(168)
04/2013		1,651	JPY	146,959	BRC	0	(90)	(90)
04/2013		987		92,128	DUB	0	(8)	(8)
04/2013		115		10,639	RYL	0	(2)	(2)
04/2013		1,648		146,959	UAG	0	(87)	(87)
05/2013	AUD	9,768	$	10,002	DUB	0	(146)	(146)
05/2013	EUR	40,386		51,948	HUS	169	0	169

74	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
05/2013	$	2,266	EUR	1,766	DUB	$0	$(2)	$(2)
06/2013	CAD	4,938	$	4,796	RYL	0	(56)	(56)
06/2013	GBP	311		472	BPS	0	(1)	(1)
06/2013		3,809		5,730	BRC	0	(56)	(56)
06/2013		103		156	CBK	0	0	0
06/2013		9,625		14,470	WST	0	(149)	(149)

						$2,069	$(766)	$1,303

(r)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$79,476	$17,538	$97,014
Corporate Bonds & Notes
Banking & Finance	0	215,265	0	215,265
Industrials	0	357,616	1,997	359,613
Utilities	0	59,198	1,164	60,362
Municipal Bonds & Notes
California	0	1,367	0	1,367
New Jersey	0	438	0	438
Virginia	0	1,016	0	1,016
Mortgage-Backed Securities	0	20,051	0	20,051
Asset-Backed Securities	0	3,143	20,294	23,437
Common Stocks
Consumer Discretionary	216	0	0	216
Energy	991	0	0	991
Financials	9,886	0	0	9,886
Health Care	0	0	3,603	3,603
Information Technology	2,584	0	0	2,584
Telecommunication Services	957	0	0	957
Convertible Preferred Securities
Banking & Finance	1,366	0	0	1,366
Preferred Securities
Banking & Finance	4,352	15,263	0	19,615
Real Estate Investment Trusts	503	4,444	0	4,947

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Short-Term Instruments
Commercial Paper	$0	$1,983	$0	$1,983
Repurchase Agreements	0	5,171	0	5,171
U.S. Treasury Bills	0	6,100	0	6,100
U.S. Treasury Cash Management Bills	0	560	0	560
Central Funds Used for Cash Management Purposes	15,465	0	0	15,465
	$36,320	$771,091	$44,596	$852,007

Short Sales, at value
Corporate Bonds & Notes	0	(4,692)	0	(4,692)
Common Stocks	(4,308)	0	0	(4,308)
	$(4,308)	$(4,692)	$0	$(9,000)

Financial Derivative Instruments - Assets
Credit Contracts	0	1,824	250	2,074
Foreign Exchange Contracts	0	2,069	0	2,069
Interest Rate Contracts	650	0	0	650
	$650	$3,893	$250	$4,793

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(14,344)	(2,182)	(16,526)
Equity Contracts	(277)	0	0	(277)
Foreign Exchange Contracts	0	(766)	0	(766)
Interest Rate Contracts	(128)	(317)	0	(445)
	$(405)	$(15,427)	$(2,182)	$(18,014)

Totals	$32,257	$754,865	$42,664	$829,786

(ii) There were assets and liabilities valued at $4,444 transferred from Level 1 to Level 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Investments, at value
Bank Loan Obligations	$500	$19,951	$(5,574)	$18	$65	$308	$2,270	$0	$17,538	$308
Corporate Bonds & Notes
Industrials	1,459	500	(119)	0	0	157	0	0	1,997	155
Utilities	1,178	386	(456)	(5)	(4)	65	0	0	1,164	57
Asset-Backed Securities	19,689	0	(1,435)	69	6	1,965	0	0	20,294	1,950
Common Stocks
Health Care	8	6,518	0	0	0	(2,923)	0	0	3,603	(2,923)

	$22,834	$27,355	$(7,584)	$82	$67	$(428)	$2,270	$0	$44,596	$(453)

Financial Derivative Instruments - Assets
Credit Contracts	$0	$0	$0	$0	$0	$250	$0	$0	$250	$250

Financial Derivative Instruments - Liabilities
Credit Contracts	$(390)	$0	$0	$0	$0	$(1,792)	$0	$0	$(2,182)	$(1,792)

Totals	$22,444	$27,355	$(7,584)	$82	$67	$(1,970)	$2,270	$0	$42,664	$(1,995)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	75

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$17,538	Third Party Vendor	Broker Quote	100.63-103.25
Corporate Bonds & Notes
Industrials	1,997	Third Party Vendor	Broker Quote	105.00-111.75
Utilities	1,164	Third Party Vendor	Broker Quote	98.00
Asset-Backed Securities	19,596	Benchmark Pricing	Base Price	102.00
	698	Third Party Vendor	Broker Quote	101.50
Common Stocks
Health Care	3,603	Other Valuation Techniques (4)	—	—

Financial Derivative Instruments - Assets
Credit Contracts	250	Indicative Market Quotation	Broker Quote	8.26

Financial Derivative Instruments - Liabilities
Credit Contracts	(2,182)	Indicative Market Quotation	Broker Quote	(37.78)

Total	$42,664

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

(s)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$2,069	$0	$2,069
Unrealized appreciation on OTC swap agreements	0	2,074	0	0	0	2,074

	$0	$2,074	$0	$2,069	$0	$4,143

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$261	$80	$0	$268	$609
Unrealized depreciation on foreign currency contracts	0	0	0	766	0	766
Unrealized depreciation on OTC swap agreements	0	6,084	0	0	0	6,084

	$0	$6,345	$80	$766	$268	$7,459

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain (loss) on futures contracts	$0	$0	$(2,541)	$0	$2,279	$(262)
Net realized (loss) on written options	0	0	0	0	(60)	(60)
Net realized (loss) on swaps	0	(19,508)	0	0	(1,436)	(20,944)
Net realized gain on foreign currency transactions	0	0	0	2,526	0	2,526

	$0	$(19,508)	$(2,541)	$2,526	$783	$(18,740)

76	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$60	$0	$824	$884
Net change in unrealized appreciation on written options	0	0	0	0	137	137
Net change in unrealized (depreciation) on swaps	0	(229)	0	0	(918)	(1,147)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	1,694	0	1,694

	$0	$(229)	$60	$1,694	$43	$1,568

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $245 and open centrally cleared swaps cumulative (depreciation) of $(10,759) as reported in the Notes to Schedule of Investments.

(t)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(224)	$85	$(139)
BPS	(175)	0	(175)
BRC	(253)	260	7
CBK	(1,027)	849	(178)
DUB	(4,478)	4,446	(32)
FBF	(95)	100	5
GLM	1,896	(2,050)	(154)
GST	(2)	(170)	(172)
HUS	1	0	1
JPM	84	(30)	54
MYC	(391)	155	(236)
RYL	(58)	0	(58)
UAG	(484)	480	(4)
WST	(149)	0	(149)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	77

Schedule of Investments PIMCO Investment Grade Corporate Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%
CSC Holdings LLC
1.954% due 03/29/2016	$18,272	$18,360
Dollar General Corp.
2.954% due 07/07/2014	1,000	1,003
Fresenius Medical Care U.S. Finance, Inc.
3.250% due 09/10/2014	1,961	1,968
NRG Energy, Inc.
3.250% due 07/01/2018	7,860	7,977
Rockwood Holdings, Inc.
3.750% due 02/10/2018	824	831
RPI Finance Trust
3.500% due 05/09/2018	4,406	4,457
Warner Chilcott Co. LLC
4.250% due 03/15/2018	1,717	1,743

Total Bank Loan Obligations (Cost $36,098)		36,339

CORPORATE BONDS & NOTES 82.0%

BANKING & FINANCE 59.8%
Abbey National Treasury Services PLC
1.881% due 04/25/2014	3,100	3,130
AGFC Capital Trust
6.000% due 01/15/2067	3,080	2,510
AgriBank FCB
9.125% due 07/15/2019	500	675
Ally Financial, Inc.
6.750% due 12/01/2014	100	108
American Express Co.
6.150% due 08/28/2017	4,180	5,007
6.800% due 09/01/2066	3,405	3,682
7.000% due 03/19/2018	30,000	37,517
7.250% due 05/20/2014	1,000	1,074
American Express Credit Corp.
7.300% due 08/20/2013	4,600	4,718
American International Group, Inc.
4.250% due 05/15/2013	1,000	1,004
5.050% due 10/01/2015	1,000	1,096
5.450% due 05/18/2017	8,490	9,747
5.850% due 01/16/2018	40,785	47,865
6.820% due 11/15/2037	10,000	12,996
8.175% due 05/15/2068	117,100	158,231
8.250% due 08/15/2018	5,000	6,495
ANZ New Zealand International Ltd.
3.125% due 08/10/2015	10,000	10,454
6.200% due 07/19/2013	23,000	23,408
AXA S.A.
6.463% due 12/14/2018 (d)	10,000	9,975
Banco Bradesco S.A.
2.390% due 05/16/2014	2,500	2,532
Banco de Credito del Peru
4.250% due 04/01/2023 (a)	1,500	1,498
Banco de Credito e Inversiones
4.000% due 02/11/2023	1,400	1,390
Banco do Brasil S.A.
3.875% due 10/10/2022	200	194
5.875% due 01/19/2023	5,500	5,926
Banco Santander Brasil S.A.
4.625% due 02/13/2017	31,825	33,814
Banco Santander Chile
3.875% due 09/20/2022	7,500	7,593
Bank of America Corp.
0.565% due 10/14/2016	4,100	4,006
5.000% due 05/13/2021	10,500	11,797
5.625% due 10/14/2016	450	507
5.650% due 05/01/2018	17,215	19,946

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.700% due 01/24/2022	$100	$117
5.750% due 12/01/2017	13,105	15,180
5.875% due 01/05/2021	7,000	8,285
6.000% due 09/01/2017	21,000	24,414
6.500% due 08/01/2016	3,440	3,965
7.625% due 06/01/2019	915	1,164
Bank of America N.A.
0.560% due 06/15/2016	3,600	3,506
Bank One Capital
8.750% due 09/01/2030	75	107
Barclays Bank PLC
6.050% due 12/04/2017	20,000	22,393
6.750% due 05/22/2019	900	1,122
10.179% due 06/12/2021	23,010	30,945
BBVA Bancomer S.A.
6.500% due 03/10/2021	1,000	1,140
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015	18,150	18,623
Bear Stearns Cos. LLC
4.650% due 07/02/2018	11,837	13,379
5.550% due 01/22/2017	7,630	8,719
6.400% due 10/02/2017	32,795	39,206
7.250% due 02/01/2018	27,100	33,729
BNP Paribas
6.950% due 07/22/2013	3,850	3,919
BNP Paribas S.A.
1.205% due 01/10/2014	5,000	5,023
7.195% due 06/25/2037 (d)	5,600	5,796
BPCE S.A.
2.046% due 02/07/2014	6,300	6,371
2.375% due 10/04/2013	1,700	1,718
Cantor Fitzgerald LP
7.875% due 10/15/2019	13,140	13,843
Capital One Bank USA N.A.
3.375% due 02/15/2023	13,080	12,989
Capital One Financial Corp.
5.500% due 06/01/2015	10,000	10,905
CBA Capital Trust
6.024% due 03/15/2016 (d)	8,665	9,020
Citigroup, Inc.
0.576% due 11/05/2014	5,000	4,982
1.084% due 04/01/2016	12,200	12,216
1.990% due 05/15/2018	4,080	4,241
4.500% due 01/14/2022	10,100	11,257
4.750% due 05/19/2015	3,800	4,078
5.000% due 09/15/2014	12,000	12,605
5.850% due 12/11/2034	3,000	3,537
5.875% due 05/29/2037	100	119
6.000% due 08/15/2017	12,000	14,030
6.125% due 11/21/2017	5,710	6,761
6.125% due 05/15/2018	8,940	10,667
8.500% due 05/22/2019	624	833
CNA Financial Corp.
5.850% due 12/15/2014	2,000	2,154
Colonial Realty LP
6.250% due 06/15/2014	1,600	1,691
Danske Bank A/S
5.914% due 06/16/2014 (d)(g)	10,100	10,085
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	1,000	1,075
Duke Realty LP
8.250% due 08/15/2019	4,100	5,320
Export-Import Bank of Korea
1.750% due 02/27/2018	11,400	11,399
4.000% due 01/11/2017	5,200	5,692
4.000% due 01/29/2021	6,700	7,251
5.875% due 01/14/2015	200	217

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ford Motor Credit Co. LLC
1.384% due 08/28/2014	$35,700	$35,702
2.375% due 01/16/2018	35,000	34,850
3.875% due 01/15/2015	20,000	20,800
3.984% due 06/15/2016	2,000	2,121
4.207% due 04/15/2016	17,496	18,640
5.625% due 09/15/2015	13,500	14,733
6.625% due 08/15/2017	27,700	32,348
7.000% due 04/15/2015	26,650	29,473
8.000% due 12/15/2016	5,100	6,128
8.125% due 01/15/2020	6,200	7,855
General Electric Capital Corp.
0.400% due 06/20/2013	12,400	12,400
Genworth Global Funding Trusts
0.494% due 04/15/2014	100	99
Goldman Sachs Group, Inc.
0.734% due 03/22/2016	6,700	6,629
0.805% due 01/12/2015	500	498
2.375% due 01/22/2018	2,200	2,234
5.250% due 07/27/2021	6,000	6,814
5.950% due 01/18/2018	6,975	8,144
6.150% due 04/01/2018	67,000	79,072
6.250% due 09/01/2017	13,245	15,579
6.450% due 05/01/2036	4,700	5,089
6.750% due 10/01/2037	10,000	11,257
7.500% due 02/15/2019	28,720	35,992
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020	7,200	8,441
6.375% due 04/15/2021	2,000	2,331
Hanover Insurance Group, Inc.
6.375% due 06/15/2021	2,000	2,315
HBOS Capital Funding LP
6.071% due 06/30/2014 (d)	14,500	13,032
HBOS PLC
6.000% due 11/01/2033	1,265	1,219
6.750% due 05/21/2018	32,280	36,055
HCP, Inc.
5.650% due 12/15/2013	400	414
6.300% due 09/15/2016	250	290
HSBC Capital Funding LP
4.610% due 06/27/2013 (d)	10,000	9,998
HSBC Finance Corp.
0.717% due 06/01/2016	800	789
6.676% due 01/15/2021	10,900	12,926
HSBC Holdings PLC
4.000% due 03/30/2022	10,700	11,542
5.100% due 04/05/2021	21,300	24,668
6.500% due 05/02/2036	5,100	6,282
7.625% due 05/17/2032	1,230	1,635
ICICI Bank Ltd.
4.750% due 11/25/2016	4,100	4,409
ING Bank NV
2.000% due 09/25/2015	2,000	2,033
ING U.S., Inc.
2.900% due 02/15/2018	10,000	10,159
International Lease Finance Corp.
6.500% due 09/01/2014	10,000	10,700
6.750% due 09/01/2016	13,030	14,789
7.125% due 09/01/2018	7,500	8,850
Intesa Sanpaolo SpA
2.688% due 02/24/2014	20,000	20,120
Itau Unibanco Holding S.A.
5.125% due 05/13/2023	200	204
JPMorgan Chase & Co.
3.200% due 01/25/2023	21,000	21,026
3.250% due 09/23/2022	4,800	4,806
4.250% due 10/15/2020	3,000	3,299

78	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 01/24/2022		$8,300	$9,119
4.625% due 05/10/2021		10,000	11,203
5.150% due 10/01/2015		200	219
7.900% due 04/30/2018 (d)		23,800	27,384
JPMorgan Chase Bank N.A.
0.610% due 06/13/2016		25,750	25,360
5.875% due 06/13/2016		2,150	2,435
6.000% due 07/05/2017		8,200	9,616
6.000% due 10/01/2017		19,000	22,412
JPMorgan Chase Capital
1.234% due 09/30/2034		3,000	2,501
Korea Development Bank
3.500% due 08/22/2017		11,000	11,844
3.875% due 05/04/2017		700	760
Korea Finance Corp.
2.250% due 08/07/2017		24,500	25,004
3.250% due 09/20/2016		7,700	8,187
LBG Capital PLC
7.875% due 11/01/2020		8,800	9,671
8.500% due 12/17/2021 (d)		20,000	21,439
Lehman Brothers Holdings, Inc.
1.000% due 05/12/2014^		5,190	1,323
1.000% due 11/15/2017^		8,150	2,201
1.000% due 05/02/2018^		16,693	4,591
7.875% due 05/08/2018^	GBP	16,500	7,115
Loews Corp.
5.250% due 03/15/2016		$2,000	2,228
Macquarie Group Ltd.
7.300% due 08/01/2014		6,050	6,484
MassMutual Global Funding
2.875% due 04/21/2014		100	103
Merrill Lynch & Co., Inc.
5.700% due 05/02/2017		210	235
6.400% due 08/28/2017		44,800	52,653
6.875% due 04/25/2018		70,000	84,621
6.875% due 11/15/2018		1,200	1,476
MetLife, Inc.
5.000% due 11/24/2013		700	720
6.400% due 12/15/2066		30	33
6.750% due 06/01/2016		1,565	1,841
Morgan Stanley
0.605% due 01/09/2014		21,100	21,056
0.753% due 10/18/2016		13,250	12,920
0.784% due 10/15/2015		8,498	8,362
1.538% due 02/25/2016		2,000	2,010
4.100% due 01/26/2015		400	418
5.450% due 01/09/2017		22,215	24,896
5.500% due 07/24/2020		15,000	17,311
5.550% due 04/27/2017		2,630	2,977
5.625% due 09/23/2019		3,900	4,493
5.750% due 01/25/2021		27,450	31,790
5.950% due 12/28/2017		325	377
6.000% due 04/28/2015		10,000	10,898
6.250% due 08/28/2017		17,390	20,266
6.625% due 04/01/2018		48,000	57,467
7.300% due 05/13/2019		10,000	12,397
MUFG Capital Finance Ltd.
6.346% due 07/25/2016 (d)		7,080	7,896
National City Bank
5.250% due 12/15/2016		3,000	3,407
Nippon Life Insurance Co.
5.000% due 10/18/2042		4,500	4,609
Nordea Bank AB
3.125% due 03/20/2017		17,310	18,328
3.700% due 11/13/2014		390	409
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		200	221

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pacific Life Insurance Co.
9.250% due 06/15/2039	$12,000	$17,553
PPF Funding, Inc.
5.125% due 06/01/2015	5,049	5,329
5.700% due 04/15/2017	3,500	3,861
QBE Capital Funding Ltd.
7.250% due 05/24/2041	5,000	5,258
Rabobank Group
3.875% due 02/08/2022	20,400	21,574
3.950% due 11/09/2022	4,335	4,376
11.000% due 06/30/2019 (d)	22,000	29,608
RCI Banque S.A.
2.175% due 04/11/2014	4,900	4,900
4.600% due 04/12/2016	12,500	13,120
Regions Bank
6.450% due 06/26/2037	750	816
Regions Financial Corp.
4.875% due 04/26/2013	4,700	4,719
7.375% due 12/10/2037	1,000	1,125
Resona Bank Ltd.
5.850% due 04/15/2016 (d)	6,900	7,442
Royal Bank of Scotland Group PLC
6.400% due 10/21/2019	450	538
6.990% due 10/05/2017 (d)	26,135	25,220
7.640% due 09/29/2017 (d)	600	540
Royal Bank of Scotland PLC
1.005% due 04/11/2016	9,500	9,016
9.500% due 03/16/2022	2,600	3,004
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017	5,000	5,312
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019	3,300	3,544
5.400% due 03/24/2017	10,000	10,825
SL Green Realty Corp.
5.000% due 08/15/2018	6,000	6,553
SLM Corp.
0.601% due 01/27/2014	12,454	12,351
3.875% due 09/10/2015	5,150	5,366
5.000% due 10/01/2013	8,700	8,874
5.000% due 04/15/2015	300	318
5.050% due 11/14/2014	500	530
5.375% due 05/15/2014	18,500	19,361
5.625% due 08/01/2033	2,000	1,860
6.250% due 01/25/2016	20,600	22,610
7.250% due 01/25/2022	3,600	4,041
8.000% due 03/25/2020	13,600	15,827
8.450% due 06/15/2018	33,306	39,634
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (d)	14,000	18,311
Standard Chartered PLC
3.950% due 01/11/2023	5,000	4,993
State Street Capital Trust
1.280% due 06/01/2077	15,500	12,536
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017	2,144	2,264
Tiers Trust
8.125% due 09/15/2017	378	424
UBS AG
5.750% due 04/25/2018	14,640	17,371
5.875% due 07/15/2016	9,247	10,387
5.875% due 12/20/2017	8,135	9,663
7.625% due 08/17/2022	1,500	1,680
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)(g)	15,000	15,581
USB Capital
3.500% due 05/02/2013 (d)	14,250	13,254

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wachovia Capital Trust
5.570% due 05/02/2013 (d)	$25,010	$25,129
Wachovia Corp.
0.550% due 06/15/2017	10,000	9,874
Wells Fargo & Co.
3.450% due 02/13/2023	6,800	6,865
3.500% due 03/08/2022	6,300	6,639
7.980% due 03/15/2018 (d)	17,800	20,570
Wells Fargo Bank N.A.
0.500% due 05/16/2016	8,000	7,875
Wells Fargo Capital
5.950% due 12/01/2086	9,000	9,130
Weyerhaeuser Co.
7.375% due 10/01/2019	2,900	3,572
7.375% due 03/15/2032	24,000	30,500

		2,630,381

INDUSTRIALS 15.1%
AbbVie, Inc.
1.200% due 11/06/2015	32,000	32,269
Altria Group, Inc.
2.850% due 08/09/2022	4,100	4,042
9.250% due 08/06/2019	4,054	5,661
American Airlines Pass-Through Trust
5.250% due 07/31/2022	6,537	7,126
8.625% due 04/15/2023	1,504	1,564
American Tower Corp.
4.500% due 01/15/2018	500	551
7.250% due 05/15/2019	1,800	2,232
Anadarko Petroleum Corp.
6.375% due 09/15/2017	2,400	2,869
8.700% due 03/15/2019	977	1,318
Anglo American Capital PLC
2.625% due 09/27/2017	1,000	1,017
Asciano Finance Ltd.
4.625% due 09/23/2020	4,005	4,260
Aviation Capital Group Corp.
7.125% due 10/15/2020	14,500	16,499
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	1,858	1,970
BG Energy Capital PLC
4.000% due 10/15/2021	8,000	8,817
BP AMI Leasing, Inc.
5.523% due 05/08/2019	1,650	1,959
Burlington Northern Santa Fe LLC
4.100% due 06/01/2021	5,000	5,546
5.650% due 05/01/2017	1,960	2,300
8.125% due 04/15/2020	7,000	9,325
Cameron International Corp.
1.217% due 06/02/2014	2,000	2,012
Canadian Oil Sands Ltd.
7.750% due 05/15/2019	2,800	3,536
Cigna Corp.
6.150% due 11/15/2036	50	61
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	49	57
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	61
Comcast Corp.
5.850% due 11/15/2015	125	141
6.300% due 11/15/2017	225	275
6.500% due 01/15/2017	1,477	1,767
7.050% due 03/15/2033	5,000	6,632
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	3,500	3,640
4.750% due 07/12/2022	12,925	14,185

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	79

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 07/12/2020	$1,387	$1,429
7.250% due 05/10/2021	789	921
7.707% due 10/02/2022	30	34
Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	2,100	2,058
Covidien International Finance S.A.
6.000% due 10/15/2017	175	210
COX Communications, Inc.
5.500% due 10/01/2015	125	139
5.875% due 12/01/2016	100	117
Crown Castle Towers LLC
6.113% due 01/15/2040	200	245
CVS Pass-Through Trust
6.943% due 01/10/2030	12,818	15,992
7.507% due 01/10/2032	187	243
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020	603	688
7.750% due 06/17/2021	13,629	15,742
8.021% due 02/10/2024	387	426
Dow Chemical Co.
7.375% due 11/01/2029	275	368
8.550% due 05/15/2019	4,442	5,981
Eaton Corp
2.750% due 11/02/2022	5,000	4,985
El Paso LLC
7.800% due 08/01/2031	40,385	45,143
8.050% due 10/15/2030	9,200	10,343
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	150	215
Energy Transfer Partners LP
8.500% due 04/15/2014	3,848	4,143
9.700% due 03/15/2019	2,820	3,808
Enterprise Products Operating LLC
6.500% due 01/31/2019	3,000	3,731
7.550% due 04/15/2038	200	274
ERAC USA Finance LLC
2.250% due 01/10/2014	2,100	2,125
First American Financial Corp.
4.300% due 02/01/2023	4,175	4,357
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	5,000	5,823
7.900% due 05/15/2019	4,000	5,199
FMC Technologies, Inc.
3.450% due 10/01/2022	5,000	5,089
Freeport-McMoRan Copper & Gold, Inc.
3.875% due 03/15/2023	4,500	4,525
General Electric Co.
2.700% due 10/09/2022	1,100	1,103
Georgia-Pacific LLC
5.400% due 11/01/2020	9,000	10,672
7.700% due 06/15/2015	150	171
Gerdau Holdings, Inc.
7.000% due 01/20/2020	5,200	5,951
Gerdau Trade, Inc.
5.750% due 01/30/2021	500	536
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	10,500	10,338
Heineken NV
2.750% due 04/01/2023	900	886
Incitec Pivot Ltd.
4.000% due 12/07/2015	7,000	7,336
International Paper Co.
7.500% due 08/15/2021	210	276
Kerr-McGee Corp.
7.875% due 09/15/2031	1,360	1,789
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	700	849

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kraft Foods Group, Inc.
3.500% due 06/06/2022	$7,150	$7,496
Lorillard Tobacco Co.
8.125% due 06/23/2019	2,100	2,676
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	29,100	31,194
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022	4,700	4,896
Northwest Pipeline GP
5.950% due 04/15/2017	990	1,144
ONEOK Partners LP
3.375% due 10/01/2022	4,455	4,437
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	2,300	2,337
3.375% due 03/15/2018	4,500	4,689
3.750% due 05/11/2017	2,710	2,907
Petrobras International Finance Co.
7.875% due 03/15/2019	3,500	4,278
Pioneer Natural Resources Co.
3.950% due 07/15/2022	5,786	6,057
6.650% due 03/15/2017	3,000	3,525
6.875% due 05/01/2018	4,800	5,857
7.500% due 01/15/2020	3,050	3,888
Pride International, Inc.
6.875% due 08/15/2020	15,000	18,844
8.500% due 06/15/2019	6,800	9,001
Reed Elsevier Capital, Inc.
3.125% due 10/15/2022	278	269
Reynolds American, Inc.
6.750% due 06/15/2017	14,000	16,873
7.250% due 06/15/2037	7,000	9,167
Rockies Express Pipeline LLC
3.900% due 04/15/2015	150	152
5.625% due 04/15/2020	39,025	36,391
6.850% due 07/15/2018	7,295	7,496
Rohm & Haas Co.
6.000% due 09/15/2017	10,740	12,630
Southwestern Energy Co.
4.100% due 03/15/2022	10,000	10,596
7.500% due 02/01/2018	3,000	3,690
Sunoco Logistics Partners Operations LP
3.450% due 01/15/2023	3,000	2,977
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023	2,000	2,037
5.125% due 02/22/2021	7,100	7,866
Symantec Corp.
3.950% due 06/15/2022	3,300	3,399
TCI Communications, Inc.
8.750% due 08/01/2015	127	150
Telefonica Emisiones S.A.U.
2.582% due 04/26/2013	2,000	2,003
3.729% due 04/27/2015	6,000	6,224
4.949% due 01/15/2015	14,350	15,101
6.221% due 07/03/2017	1,000	1,122
6.421% due 06/20/2016	4,750	5,280
Time Warner, Inc.
7.625% due 04/15/2031	505	686
7.700% due 05/01/2032	185	253
TransCanada PipeLines Ltd.
6.350% due 05/15/2067	500	534
Transocean, Inc.
4.950% due 11/15/2015	1,800	1,949
6.000% due 03/15/2018	2,750	3,119
6.500% due 11/15/2020	15,044	17,422
7.375% due 04/15/2018	3,364	4,026
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	2,736	3,140

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UAL Equipment Trust AB
10.850% due 02/19/2015^	$515	$211
UAL Pass-Through Trust
9.750% due 07/15/2018	1,559	1,809
10.020% due 03/22/2014^	416	215
10.125% due 03/22/2015^	1,108	684
Universal Health Services, Inc.
7.125% due 06/30/2016	500	574
Vivendi S.A.
6.625% due 04/04/2018	12,175	14,259
WellPoint, Inc.
5.250% due 01/15/2016	250	279
Wesfarmers Ltd.
2.983% due 05/18/2016	3,900	4,113
Western Gas Partners LP
4.000% due 07/01/2022	600	622
Whirlpool Corp.
3.700% due 03/01/2023	7,150	7,308
Williams Cos., Inc.
7.875% due 09/01/2021	113	145
Wynn Las Vegas LLC
5.375% due 03/15/2022	10,000	10,538
7.750% due 08/15/2020	2,500	2,816
Xstrata Finance Canada Ltd.
4.000% due 10/25/2022	5,200	5,251

		662,554

UTILITIES 7.1%
AEP Texas Central Co.
6.650% due 02/15/2033	300	384
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	4,800	5,000
7.700% due 08/07/2013	1,760	1,800
8.700% due 08/07/2018	12,600	16,115
BellSouth Corp.
6.550% due 06/15/2034	8,000	9,499
BP Capital Markets PLC
5.250% due 11/07/2013	50	51
British Telecommunications PLC
9.625% due 12/15/2030	3,300	5,134
Bruce Mansfield Unit
6.850% due 06/01/2034	1,572	1,704
BVPS Funding Corp.
8.890% due 06/01/2017	854	938
Consumers Energy Co.
5.500% due 08/15/2016	1,730	1,996
Dominion Resources, Inc.
6.000% due 11/30/2017	500	601
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,533
Entergy Corp.
5.125% due 09/15/2020	3,900	4,292
Entergy Louisiana LLC
6.500% due 09/01/2018	360	439
Entergy Texas, Inc.
7.125% due 02/01/2019	3,481	4,323
FirstEnergy Corp.
7.375% due 11/15/2031	288	339
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	130	145
6.510% due 03/07/2022	650	754
8.146% due 04/11/2018	10,000	12,137
9.250% due 04/23/2019	8,900	11,526
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	12,345	13,383
10.500% due 03/25/2014	17,750	19,320

80	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GG1C Funding Corp.
5.129% due 01/15/2014	$465	$470
Indiana Michigan Power Co.
7.000% due 03/15/2019	5,175	6,530
Jersey Central Power & Light Co.
7.350% due 02/01/2019	3,000	3,827
Kentucky Power Co.
6.000% due 09/15/2017	18,600	21,909
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017	2,700	2,782
Metropolitan Edison Co.
7.700% due 01/15/2019	155	199
NGPL PipeCo LLC
7.119% due 12/15/2017	41,295	44,186
7.768% due 12/15/2037	4,000	4,080
Niagara Mohawk Power Corp.
2.721% due 11/28/2022	5,000	4,940
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,419
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	10,666
Plains All American Pipeline LP
2.850% due 01/31/2023	1,500	1,480
8.750% due 05/01/2019	3,700	5,021
PNPP Funding Corp.
9.120% due 05/30/2016	620	644
PSEG Power LLC
5.320% due 09/15/2016	14,600	16,507
8.625% due 04/15/2031	6,400	9,338
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,914
Qtel International Finance Ltd.
3.375% due 10/14/2016	500	528
4.750% due 02/16/2021	1,500	1,676
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149% due 03/06/2017	3,000	3,023
Telecom Italia Capital S.A.
5.250% due 11/15/2013	800	817
6.175% due 06/18/2014	6,163	6,455
Telstra Corp. Ltd.
4.800% due 10/12/2021	7,000	8,081
TNK-BP Finance S.A.
7.250% due 02/02/2020	9,300	11,195
7.500% due 07/18/2016	4,200	4,833
7.875% due 03/13/2018	21,250	25,606
Utility Contract Funding LLC
7.944% due 10/01/2016	310	340
Williams Partners LP
7.250% due 02/01/2017	350	422

		313,301

Total Corporate Bonds & Notes (Cost $3,231,003)		3,606,236

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.1%
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	5,000	6,123

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	5,050	6,200

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	$795	$1,160

NEW YORK 0.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	620	908

TEXAS 0.1%
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	3,500	4,109

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	725	953

Total Municipal Bonds & Notes (Cost $16,298)		19,453

U.S. GOVERNMENT AGENCIES 1.3%
Fannie Mae
4.000% due 09/01/2040 - 05/01/2043	51,090	54,449
Freddie Mac
5.000% due 01/30/2014 - 07/15/2014	2,400	2,510
Ginnie Mae
8.500% due 08/15/2030	33	40

Total U.S. Government Agencies (Cost $56,390)		56,999

U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Bonds
2.750% due 08/15/2042 (h)(i)(j)	36,900	34,317
2.750% due 11/15/2042 (i)(j)	15,000	13,936
U.S. Treasury Inflation Protected Securities (c)
2.500% due 01/15/2029 (j)	1,072	1,503
U.S. Treasury Notes
2.000% due 02/15/2023	6,800	6,892

Total U.S. Treasury Obligations (Cost $56,738)		56,648

MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Large Loan Trust
2.503% due 11/15/2015	6,063	6,113
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.305% due 01/15/2046	2,600	2,876
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	6,000	6,098

Total Mortgage-Backed Securities (Cost $14,745)		15,087

ASSET-BACKED SECURITIES 0.1%
Denver Arena Trust
6.940% due 11/15/2019	523	541
Inwood Park CDO Ltd.
0.527% due 01/20/2021	1,797	1,784
MASTR Asset-Backed Securities Trust
0.284% due 05/25/2037	16	16

Total Asset-Backed Securities (Cost $2,281)		2,341

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.0%
Korea Housing Finance Corp.
4.125% due 12/15/2015	$1,400	$1,511

Total Sovereign Issues (Cost $1,415)		1,511

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.8%

BANKING & FINANCE 0.8%
Wells Fargo & Co.
7.500% due 12/31/2049 (d)	27,300	35,183

Total Convertible Preferred Securities (Cost $21,287)		35,183

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Citigroup Capital
7.875% due 10/30/2040	8,000	229
Goldman Sachs Group, Inc.
3.750% due 04/29/2013 (d)	200,000	4,696

Total Preferred Securities (Cost $5,209)		4,925

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.4%

CERTIFICATES OF DEPOSIT 0.6%
Banco do Brasil S.A.
1.997% due 06/28/2013	$5,000	4,995
Dexia Credit Local S.A.
1.400% due 09/20/2013	20,000	20,058
Itau Unibanco Holding S.A.
0.000% due 03/03/2014	2,500	2,485

		27,538

COMMERCIAL PAPER 1.3%
Santander S.A.
2.750% due 07/02/2013	32,000	31,955
Standard Chartered Bank
0.950% due 10/01/2013	24,150	24,113

		56,068

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/01/2013	4,958	4,958

(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $5,057. Repurchase proceeds are $4,958.)

U.S. TREASURY BILLS 0.0%
0.127% due 09/19/2013 - 01/09/2014 (b)(j)	1,022	1,021

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 10.4%
PIMCO Short-Term Floating NAV Portfolio	23,547,712	235,642
PIMCO Short-Term Floating NAV Portfolio III	22,187,076	221,715

		457,357

Total Short-Term Instruments (Cost $546,798)		546,942

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	81

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

MARKET VALUE (000S)
PURCHASED OPTIONS (l) 0.1%
(Cost $3,773)	$4,182

Total Investments 99.7% (Cost $3,992,035)	$4,385,846

Written Options (m) (0.1%) (Premiums $8,645)	(6,132)

Other Assets and Liabilities (Net) 0.4%	17,977

Net Assets 100.0%	$4,397,691

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Portfolio.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $8,301 at a weighted average interest rate of (1.224%).
(g)	Securities with an aggregate market value of $8,169 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
DEU	(1.500%)	01/28/2013	01/25/2015	$3,451	$(3,442)
SBI	(1.000%)	01/31/2013	01/31/2015	4,532	(4,524)

					$(7,966)

(h)	Securities with an aggregate market value of $96 have been pledged as collateral for the following open futures contracts as of March 31, 2013. On March 31, 2013, there were no open futures contracts.
(i)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $3,500 and cash of $6 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.BP.IG-19 5-Year Index	(1.000%	)	12/20/2017	$35,600	$(311)	$(4)
CDX.BP.IG-20 5-Year Index	(1.000%	)	06/20/2018	146,680	(728)	(9)
CDX.IG-19 5-Year Index	(1.000%	)	12/20/2017	185,620	(1,632)	(53)

					$(2,671)	$(66)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.IG-19 5-Year Index	1.000%	12/20/2017	$2,450	$22	$6

(j)	Securities with an aggregate market value of $2,868 have been pledged as collateral for OTC swap agreements and swaptions as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(k)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
AutoZone, Inc.	RYL	(0.810%	)	12/20/2015	0.376%	$	2,500	$(31)	$0	$(31)
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.151%		1,000	(17)	19	(36)
CNA Financial Corp.	CBK	(0.470%	)	12/20/2014	0.297%		2,000	(7)	0	(7)
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.223%		2,000	(4)	0	(4)
Universal Health Services, Inc.	BOA	(0.787%	)	06/20/2016	1.050%		500	3	33	(30)

								$(56)	$52	$(108)

82	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	JPM	2.750%	03/20/2014	0.117%	$	400	$11	$0	$11
American International Group, Inc.	BRC	1.150%	06/20/2013	0.153%		7,100	19	0	19
American International Group, Inc.	DUB	1.430%	06/20/2013	0.153%		25,000	87	0	87
American International Group, Inc.	RYL	1.200%	06/20/2013	0.153%		1,700	5	0	5
ArcelorMittal	BPS	1.000%	03/20/2016	2.418%		2,100	(89)	(102)	13
ArcelorMittal	BRC	1.000%	03/20/2016	2.418%		6,200	(263)	(304)	41
ArcelorMittal	FBF	1.000%	03/20/2016	2.418%		3,200	(135)	(159)	24
ArcelorMittal	GST	1.000%	03/20/2016	2.418%		500	(22)	(27)	5
Berkshire Hathaway Finance Corp.	BOA	1.000%	12/20/2017	0.722%		35,000	455	(192)	647
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2017	0.722%		17,500	228	(276)	504
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2018	0.757%		3,000	35	(12)	47
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2017	0.722%		25,000	325	(100)	425
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2017	0.722%		6,000	78	(114)	192
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.337%		1,700	28	(10)	38
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.337%		600	10	(3)	13
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.337%		10,300	172	(42)	214
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2015	0.337%		5,500	91	(13)	104
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.437%		1,900	33	4	29
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.437%		2,300	39	4	35
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	0.463%		10,700	188	94	94
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.437%		2,700	46	5	41
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	0.416%		3,000	50	9	41
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	0.367%		2,100	34	(7)	41
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	0.367%		4,100	67	(13)	80
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	0.416%		1,800	29	6	23
Canadian Natural Resources Ltd.	RYL	1.000%	09/20/2015	0.367%		8,500	138	(40)	178
Canadian Natural Resources Ltd.	SOG	1.000%	12/20/2015	0.416%		100	2	1	1
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.369%		3,400	68	47	21
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.369%		2,200	44	30	14
Citigroup, Inc.	BOA	1.000%	09/20/2017	0.967%		10,000	11	(749)	760
Citigroup, Inc.	BRC	1.000%	12/20/2017	1.023%		3,750	(5)	(94)	89
Citigroup, Inc.	MYC	1.500%	06/20/2013	0.144%		1,500	5	0	5
Citigroup, Inc.	MYC	1.000%	12/20/2017	1.023%		5,300	(7)	(135)	128
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	09/20/2015	0.261%		3,400	64	(16)	80
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	06/20/2016	0.358%		2,400	50	0	50
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	09/20/2015	0.261%		4,000	75	(23)	98
Emirate of Abu Dhabi Government International Bond	GST	1.000%	09/20/2015	0.261%		1,000	18	(4)	22
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	09/20/2015	0.261%		2,000	37	(8)	45
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	0.261%		8,200	153	(44)	197
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.331%		200	4	(2)	6
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	0.331%		400	8	(1)	9
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	0.331%		500	11	0	11
Encana Corp.	FBF	1.000%	03/20/2017	1.087%		20,000	(62)	(951)	889
Encana Corp.	UAG	1.000%	03/20/2017	1.087%		12,700	(38)	(577)	539
Ensco PLC	FBF	1.000%	03/20/2014	0.303%		7,000	51	(52)	103
Ford Motor Co.	BRC	5.000%	12/20/2015	0.993%		4,850	526	515	11
Ford Motor Co.	BRC	5.000%	09/20/2017	1.536%		10,000	1,486	1,252	234
Ford Motor Co.	BRC	5.000%	12/20/2017	1.610%		30,000	4,594	3,863	731
Ford Motor Co.	DUB	5.000%	09/20/2017	1.536%		10,000	1,486	1,255	231
Ford Motor Co.	DUB	5.000%	12/20/2017	1.610%		32,500	4,977	4,022	955
Ford Motor Credit Co. LLC	MYC	5.000%	09/20/2017	1.348%		4,000	629	452	177
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	06/20/2016	0.860%		9,500	69	(102)	171
General Electric Capital Corp.	BOA	1.000%	12/20/2017	0.946%		25,000	67	(327)	394
General Electric Capital Corp.	BRC	1.000%	12/20/2017	0.946%		10,750	29	(125)	154
General Electric Capital Corp.	MYC	1.000%	12/20/2017	0.946%		24,500	65	(333)	398
Goldman Sachs Group, Inc.	BOA	1.000%	09/20/2017	1.204%		25,000	(202)	(736)	534
Goldman Sachs Group, Inc.	BOA	1.000%	03/20/2018	1.308%		1,500	(20)	(24)	4
Italy Government International Bond	BPS	1.000%	12/20/2017	2.899%		37,600	(3,032)	(2,939)	(93)
Italy Government International Bond	BRC	1.000%	12/20/2017	2.899%		11,500	(927)	(1,219)	292
Italy Government International Bond	CBK	1.000%	09/20/2017	2.836%		5,000	(371)	(484)	113
Italy Government International Bond	CBK	1.000%	12/20/2017	2.899%		8,000	(645)	(674)	29
Italy Government International Bond	HUS	1.000%	12/20/2017	2.899%		4,800	(387)	(503)	116
Italy Government International Bond	MYC	1.000%	12/20/2017	2.899%		3,600	(290)	(383)	93
JPMorgan Chase & Co.	BOA	1.000%	09/20/2017	0.767%		3,500	36	(8)	44
JPMorgan Chase & Co.	MYC	1.000%	12/20/2017	0.816%		17,000	147	(169)	316
Masco Corp.	BPS	5.000%	12/20/2017	1.664%		19,700	3,048	2,585	463
MetLife, Inc.	BOA	1.000%	09/20/2015	0.559%		35,000	389	(2,615)	3,004
MetLife, Inc.	BRC	1.000%	09/20/2017	1.054%		10,000	(26)	(781)	755
MetLife, Inc.	BRC	1.000%	03/20/2018	1.158%		25,000	(198)	(491)	293
MetLife, Inc.	DUB	1.000%	09/20/2015	0.559%		1,000	11	(57)	68

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	83

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MetLife, Inc.	UAG	1.000%	03/20/2016	0.683%	$	10,400	$100	$(162)	$262
Mexico Government International Bond	CBK	1.000%	03/20/2018	0.932%		100	0	0	0
Mexico Government International Bond	GST	1.000%	03/20/2018	0.932%		1,100	4	5	(1)
Petrobras International Finance Co.	BPS	1.000%	06/20/2018	1.991%		3,000	(145)	(150)	5
Pioneer Natural Resources Co.	MYC	1.000%	12/20/2017	1.111%		5,000	(22)	(91)	69
Plains All American Pipeline LP	GST	1.000%	12/20/2017	0.858%		5,500	39	19	20
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.453%		3,600	50	(15)	65
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.453%		6,600	93	(21)	114
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	0.739%		13,000	101	(203)	304
Prudential Financial, Inc.	BOA	1.000%	12/20/2017	1.169%		10,000	(86)	(293)	207
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	0.739%		1,000	8	(19)	27
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.360%		400	8	0	8
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.360%		2,000	39	0	39
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.401%		1,800	36	13	23
Shell International Finance BV	DUB	1.000%	06/20/2016	0.367%		1,400	29	28	1
Shell International Finance BV	JPM	1.000%	03/20/2016	0.348%		6,900	134	132	2
Teck Resources Ltd.	BRC	1.000%	12/20/2015	0.824%		3,300	16	(49)	65
Teck Resources Ltd.	BRC	1.000%	03/20/2016	0.903%		8,000	22	(19)	41
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.171%		4,200	70	26	44
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.171%		3,300	56	16	40
Verizon Communications, Inc.	BRC	1.000%	06/20/2013	0.104%		795	2	6	(4)
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.104%		200	1	2	(1)
Wells Fargo & Co.	BOA	1.000%	12/20/2016	0.472%		800	16	(36)	52

							$14,180	$(2,707)	$16,887

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
MCDX-18 5-Year Index	CBK	1.000%	06/20/2017	$	17,800	$(28)	$(394)	$366
MCDX-18 5-Year Index	DUB	1.000%	06/20/2017		10,700	(18)	(276)	258

						$(46)	$(670)	$624

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	Purchased options outstanding as of March 31, 2013:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.950%	04/29/2013	$	27,500	$55	$48
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		46,900	3,718	4,134

								$3,773	$4,182

84	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(m)	Written options outstanding as of March 31, 2013:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note May Futures	$129.000	04/26/2013	56	$23	$(2)
Call - CBOT U.S. Treasury 10-Year Note May Futures	132.500	04/26/2013	56	14	(18)

				$37	$(20)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	37,800	$134	$(158)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		37,800	134	(3)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013		1,844,200	1,314	(1,436)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013		1,844,200	1,314	(27)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		16,200	44	(2)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		16,000	28	(2)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.350%	04/29/2013		27,500	69	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		87,900	213	(13)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		197,100	3,706	(3,497)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		50,600	118	(8)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		18,300	64	(67)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		18,300	127	(56)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		17,300	78	(63)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		17,300	125	(53)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		30,500	131	(112)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		30,500	189	(94)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		18,500	70	(68)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		18,500	98	(57)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		44,800	208	(164)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		44,800	330	(138)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		13,800	48	(50)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		13,800	66	(42)

								$8,608	$(6,112)

Transactions in written call and put options for the period ended March 31, 2013:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2012	1,542	$3,893,200	$3,658
Sales	1,672	2,290,300	11,626
Closing Buys	(904)	(197,100)	(2,698)
Expirations	(1,879)	(1,043,700)	(2,688)
Exercised	(319)	(497,000)	(1,253)

Balance at 03/31/2013	112	$4,445,700	$8,645

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$36,339	$0	$36,339
Corporate Bonds & Notes
Banking & Finance	0	2,629,085	1,296	2,630,381
Industrials	0	611,850	50,704	662,554
Utilities	0	311,597	1,704	313,301
Municipal Bonds & Notes
California	0	6,123	0	6,123
Illinois	0	6,200	0	6,200
New Jersey	0	1,160	0	1,160
New York	0	908	0	908
Texas	0	4,109	0	4,109
Utah	0	953	0	953
U.S. Government Agencies	0	56,999	0	56,999
U.S. Treasury Obligations	0	56,648	0	56,648
Mortgage-Backed Securities	0	15,087	0	15,087

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Asset-Backed Securities	$0	$2,341	$0	$2,341
Sovereign Issues	0	1,511	0	1,511
Convertible Preferred Securities
Banking & Finance	35,183	0	0	35,183
Preferred Securities
Banking & Finance	4,925	0	0	4,925
Short-Term Instruments
Certificates of Deposit	0	27,538	0	27,538
Commercial Paper	0	56,068	0	56,068
Repurchase Agreements	0	4,958	0	4,958
U.S. Treasury Bills	0	1,021	0	1,021
Central Funds Used for Cash Management Purposes	457,357	0	0	457,357
Purchased Options
Interest Rate Contracts	0	4,182	0	4,182
	$497,465	$3,834,677	$53,704	$4,385,846

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	85

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Financial Derivative Instruments - Assets
Credit Contracts	$0	$17,616	$0	$17,616

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(273)	$0	$(273)
Interest Rate Contracts	0	(6,132)	0	(6,132)
	$0	$(6,405)	$0	$(6,405)

Totals	$497,465	$3,845,888	$53,704	$4,397,057

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$211	$1,015	$0	$(2)	$0	$72	$0	$0	$1,296	$72
Industrials	44,625	8,253	(4,034)	(147)	(210)	1,791	426	0	50,704	1,929
Utilities	1,762	0	(76)	0	0	18	0	0	1,704	24

Totals	$46,598	$9,268	$(4,110)	$(149)	$(210)	$1,881	$426	$0	$53,704	$2,025

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,296	Third Party Vendor	Broker Quote	107.50-110.50
Industrials	50,704	Third Party Vendor	Broker Quote	103.00-116.75
Utilities	1,704	Third Party Vendor	Broker Quote	108.39

Total	$53,704

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$4,182	$4,182
Variation margin receivable on financial derivative instruments (2)	0	2	0	0	0	2
Unrealized appreciation on OTC swap agreements	0	17,610	0	0	0	17,610

	$0	$17,612	$0	$0	$4,182	$21,794

Liabilities:
Written options outstanding	$0	$0	$0	$0	$6,132	$6,132
Variation margin payable on financial derivative instruments (2)	0	346	0	0	0	346
Unrealized depreciation on OTC swap agreements	0	207	0	0	0	207

	$0	$553	$0	$0	$6,132	$6,685

86	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(1,369)	$(1,369)
Net realized gain on futures contracts	0	0	0	0	1,227	1,227
Net realized gain on written options	0	0	0	0	4,590	4,590
Net realized gain on swaps	0	43,922	0	0	727	44,649

	$0	$43,922	$0	$0	$5,175	$49,097

Net Change in Unrealized Appreciation on Derivatives:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$553	$553
Net change in unrealized appreciation on futures contracts	0	0	0	0	470	470
Net change in unrealized appreciation on written options	0	0	0	0	1,221	1,221
Net change in unrealized appreciation on swaps	0	4,269	0	0	0	4,269

	$0	$4,269	$0	$0	$2,244	$6,513

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation/(depreciation) of $(60) as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$816	$(890)	$(74)
BPS	(218)	280	62
BRC	5,540	(5,920)	(380)
CBK	(885)	702	(183)
DUB	7,766	(7,740)	26
FBF	(110)	0	(110)
GLM	(206)	265	59
GST	316	(360)	(44)
HUS	(316)	212	(104)
JPM	131	(270)	(139)
MYC	583	(1,480)	(897)
RYL	(1,344)	1,408	64
SOG	2	0	2
UAG	73	(80)	(7)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	87

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.0%
Delos Aircraft, Inc.
4.750% due 04/12/2016		$2,300	$2,317

Total Bank Loan Obligations (Cost $2,291)			2,317

CORPORATE BONDS & NOTES 74.2%

BANKING & FINANCE 25.3%
Allstate Corp.
6.500% due 05/15/2067		7,425	8,168
American Express Co.
2.650% due 12/02/2022		1,150	1,130
4.050% due 12/03/2042		47,123	45,509
6.800% due 09/01/2066		4,500	4,866
American International Group, Inc.
4.250% due 05/15/2013		225	226
5.600% due 10/18/2016		300	341
5.850% due 01/16/2018		2,524	2,962
8.175% due 05/15/2068		10,000	13,512
8.250% due 08/15/2018		4,300	5,586
Anadarko Finance Co.
7.500% due 05/01/2031		11,024	14,668
Banco de Credito del Peru
4.250% due 04/01/2023 (a)		12,000	11,987
Banco de Credito e Inversiones
4.000% due 02/11/2023		6,600	6,553
Banco do Brasil S.A.
3.875% due 10/10/2022		12,750	12,368
4.500% due 01/20/2016	EUR	4,000	5,456
5.875% due 01/26/2022		$5,000	5,375
6.000% due 01/22/2020		21,650	25,060
Banco Santander Brasil S.A.
4.500% due 04/06/2015		700	732
4.625% due 02/13/2017		4,800	5,100
Banco Santander Chile
3.875% due 09/20/2022		47,000	47,581
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		6,550	6,599
Bank of America Corp.
5.000% due 05/13/2021		8,100	9,100
5.625% due 07/01/2020		7,700	9,004
5.650% due 05/01/2018		32,100	37,192
5.700% due 01/24/2022		650	763
5.875% due 01/05/2021		3,700	4,379
5.875% due 02/07/2042		2,150	2,568
6.500% due 08/01/2016		1,610	1,856
7.375% due 05/15/2014		900	963
7.625% due 06/01/2019		23,260	29,600
Bank of Scotland PLC
6.375% due 08/16/2019	GBP	2,900	4,840
Bank One Corp.
8.000% due 04/29/2027		$3,600	5,179
Banque PSA Finance S.A.
3.875% due 01/14/2015	EUR	3,880	5,034
4.250% due 02/25/2016		18,000	23,391
Barclays Bank PLC
6.050% due 12/04/2017		$1,700	1,903
7.625% due 11/21/2022 (f)		6,000	5,948
10.179% due 06/12/2021		10,940	14,713
14.000% due 06/15/2019 (c)	GBP	5,000	10,274
Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,300	1,501
BBVA Banco Continental S.A.
5.000% due 08/26/2022		9,100	9,601

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BBVA Bancomer S.A.
6.500% due 03/10/2021		$29,585	$33,727
6.750% due 09/30/2022		17,800	20,381
Bear Stearns Cos. LLC
4.650% due 07/02/2018		2,000	2,261
6.400% due 10/02/2017		20,000	23,910
7.250% due 02/01/2018		14,200	17,673
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		7,000	9,044
Berkshire Hathaway Finance Corp.
4.400% due 05/15/2042		8,200	8,208
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		18,600	18,863
BNP Paribas S.A.
5.186% due 06/29/2015 (c)(f)		6,100	5,887
7.195% due 06/25/2037 (c)		17,300	17,905
7.781% due 07/02/2018 (c)	EUR	4,000	5,640
BPCE S.A.
5.250% due 07/30/2014 (c)		4,150	4,988
Cantor Fitzgerald LP
7.875% due 10/15/2019		$10,090	10,630
Capital One Bank USA N.A.
3.375% due 02/15/2023		12,600	12,512
CBA Capital Trust
6.024% due 03/15/2016 (c)		4,000	4,164
Chubb Corp.
6.375% due 03/29/2067		1,000	1,104
6.500% due 05/15/2038		200	272
Citigroup, Inc.
0.838% due 08/25/2036		1,000	794
5.850% due 12/11/2034		8,500	10,020
5.875% due 05/29/2037		4,227	5,026
6.000% due 08/15/2017		10,000	11,692
6.625% due 06/15/2032		900	1,077
8.125% due 07/15/2039		125,287	184,530
8.500% due 05/22/2019		8,500	11,344
Countrywide Capital
8.050% due 06/15/2027		2,680	3,440
Credit Agricole S.A.
5.136% due 02/24/2016 (c)	GBP	5,000	7,050
7.589% due 01/30/2020 (c)		100	150
8.125% due 10/26/2019 (c)		100	157
8.375% due 10/13/2019 (c)		$4,970	5,461
DNB Bank ASA
3.200% due 04/03/2017		2,160	2,291
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		10,000	10,750
Export-Import Bank of Korea
4.000% due 01/11/2017		39,485	43,221
5.375% due 10/04/2016		5,800	6,613
5.875% due 01/14/2015		500	543
8.125% due 01/21/2014		2,000	2,117
Fairfax Financial Holdings Ltd.
5.800% due 05/15/2021		15,000	15,920
Fidelity National Financial, Inc.
5.500% due 09/01/2022		17,200	19,575
First Union Capital
7.950% due 11/15/2029		1,000	1,212
FMR LLC
4.950% due 02/01/2033		9,500	9,873
5.150% due 02/01/2043		6,200	6,507
Ford Holdings LLC
9.300% due 03/01/2030		2,892	4,078
Ford Motor Credit Co. LLC
3.984% due 06/15/2016		9,800	10,391
4.207% due 04/15/2016		18,050	19,230
4.250% due 02/03/2017		21,000	22,502

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 09/15/2015		$3,000	$3,274
6.625% due 08/15/2017		15,000	17,517
7.000% due 04/15/2015		10,400	11,502
General Electric Capital Corp.
0.770% due 08/15/2036		4,000	3,329
3.800% due 06/18/2019		1,800	1,941
5.875% due 01/14/2038		88,663	103,898
6.150% due 08/07/2037		8,385	10,159
6.250% due 12/15/2022 (c)		17,000	18,708
6.875% due 01/10/2039		34,764	45,774
7.500% due 08/21/2035		5,368	7,601
Goldman Sachs Group, Inc.
5.250% due 07/27/2021		6,700	7,609
5.375% due 03/15/2020		15,000	17,124
5.950% due 01/15/2027		210	235
6.000% due 06/15/2020		300	355
6.125% due 02/15/2033		7,400	8,549
6.150% due 04/01/2018		4,700	5,547
6.250% due 09/01/2017		17,600	20,702
6.250% due 02/01/2041		12,825	15,319
6.450% due 05/01/2036		4,000	4,331
6.750% due 10/01/2037		59,200	66,641
7.500% due 02/15/2019		90,300	113,166
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		8,400	9,847
HBOS PLC
0.888% due 03/29/2016	EUR	1,054	1,285
0.984% due 09/30/2016		$1,000	949
6.000% due 11/01/2033		3,500	3,372
6.750% due 05/21/2018		20,623	23,035
HCP, Inc.
6.750% due 02/01/2041		4,700	6,104
Health Care REIT, Inc.
6.500% due 03/15/2041		30,000	35,493
HSBC Bank USA N.A.
7.000% due 01/15/2039		8,600	11,390
HSBC Capital Funding LP
4.610% due 06/27/2013 (c)		5,800	5,799
10.176% due 06/30/2030 (c)		2,122	2,997
HSBC Finance Capital Trust
5.911% due 11/30/2035		4,300	4,354
HSBC Finance Corp.
6.676% due 01/15/2021		20,400	24,191
HSBC Holdings PLC
4.875% due 01/14/2022		3,400	3,893
5.100% due 04/05/2021		46,600	53,968
6.100% due 01/14/2042		29,550	37,679
6.500% due 05/02/2036		13,300	16,382
6.500% due 09/15/2037		2,100	2,585
6.800% due 06/01/2038		7,900	10,146
7.350% due 11/27/2032		2,500	3,195
7.625% due 05/17/2032		7,700	10,234
International Lease Finance Corp.
7.125% due 09/01/2018		30,700	36,226
Intesa Sanpaolo SpA
3.625% due 08/12/2015		1,100	1,100
6.500% due 02/24/2021		10,000	10,326
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		32,375	33,055
5.500% due 08/06/2022		9,900	10,346
5.650% due 03/19/2022		9,450	9,946
6.200% due 12/21/2021		8,000	8,760
JPMorgan Chase & Co.
3.200% due 01/25/2023		5,800	5,807
3.250% due 09/23/2022		5,500	5,509
4.250% due 10/15/2020		25,000	27,491
4.400% due 07/22/2020		14,200	15,775

88	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 01/24/2022		$35,500	$39,002
4.625% due 05/10/2021		25,100	28,119
4.950% due 03/25/2020		6,100	7,007
5.600% due 07/15/2041		22,750	27,208
6.000% due 01/15/2018		1,000	1,190
6.300% due 04/23/2019		15,575	19,058
6.400% due 05/15/2038		33,649	43,365
7.900% due 04/30/2018 (c)		27,587	31,741
JPMorgan Chase Bank N.A.
0.610% due 06/13/2016		2,400	2,364
0.879% due 05/31/2017	EUR	14,300	18,010
5.375% due 09/28/2016	GBP	600	1,022
JPMorgan Chase Capital
1.234% due 09/30/2034		$2,000	1,668
Korea Development Bank
3.500% due 08/22/2017		9,200	9,906
3.875% due 05/04/2017		2,000	2,171
4.000% due 09/09/2016		5,800	6,333
Korea Finance Corp.
2.250% due 08/07/2017		14,115	14,406
3.250% due 09/20/2016		1,000	1,063
Lloyds TSB Bank PLC
5.750% due 07/09/2025	GBP	1,550	2,400
7.625% due 04/22/2025		4,150	7,496
9.625% due 04/06/2023		2,200	4,473
Macquarie Bank Ltd.
6.625% due 04/07/2021		$37,200	41,658
Markel Corp.
5.000% due 03/30/2043		11,000	11,061
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		2,400	3,727
Merrill Lynch & Co., Inc.
0.510% due 05/30/2014	EUR	6,200	7,923
6.400% due 08/28/2017		$13,045	15,332
6.875% due 04/25/2018		86,290	104,313
6.875% due 11/15/2018		2,500	3,074
7.750% due 05/14/2038		15,700	21,021
MetLife Capital Trust
9.250% due 04/08/2068		12,700	17,780
MetLife, Inc.
6.375% due 06/15/2034		250	319
Morgan Stanley
0.590% due 04/13/2016	EUR	450	563
5.375% due 08/10/2020		3,500	5,212
5.500% due 07/24/2020		$17,700	20,427
5.625% due 09/23/2019		29,500	33,987
5.750% due 01/25/2021		10,000	11,581
6.375% due 07/24/2042		66,200	79,954
6.625% due 04/01/2018		17,200	20,592
7.300% due 05/13/2019		42,010	52,079
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		9,590	11,797
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		16,000	23,476
New York Life Insurance Co.
6.750% due 11/15/2039		9,750	13,144
Nippon Life Insurance Co.
5.000% due 10/18/2042		13,000	13,315
Nordea Bank AB
3.125% due 03/20/2017		2,690	2,848
4.875% due 01/27/2020		700	801
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		29,900	37,743
Ohio National Life Insurance Co.
6.875% due 06/15/2042		400	445
Pacific Life Insurance Co.
9.250% due 06/15/2039		88,256	129,097

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		$4,000	$5,265
Petrobras Global Finance BV
4.250% due 10/02/2023	EUR	4,000	5,366
5.375% due 10/01/2029	GBP	14,000	22,416
Prudential Financial, Inc.
5.700% due 12/14/2036		$3,500	4,027
5.800% due 11/16/2041		5,000	5,804
5.875% due 09/15/2042		20,500	21,909
6.200% due 11/15/2040		10,800	13,130
6.625% due 12/01/2037		3,000	3,789
6.625% due 06/21/2040		1,015	1,298
Qatari Diar Finance QSC
5.000% due 07/21/2020		9,600	10,992
QBE Capital Funding Ltd.
7.250% due 05/24/2041		10,000	10,516
Rabobank Capital Funding Trust
5.254% due 10/21/2016 (c)		500	510
Rabobank Group
5.250% due 05/24/2041		39,500	44,928
6.875% due 03/19/2020	EUR	17,300	24,959
11.000% due 06/30/2019 (c)		$24,800	33,374
RCI Banque S.A.
3.500% due 04/03/2018 (a)		18,850	18,913
Regions Bank
6.450% due 06/26/2037		15,395	16,742
Regions Financial Corp.
7.375% due 12/10/2037		5,470	6,154
Royal Bank of Scotland PLC
7.500% due 04/29/2024	GBP	4,000	8,021
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		$10,700	11,368
6.299% due 05/15/2017		3,200	3,512
7.750% due 05/29/2018		5,600	6,552
SAFG Retirement Services, Inc.
5.600% due 07/31/2097		17,600	17,509
Santander Issuances S.A.U.
1.261% due 01/31/2018	GBP	4,000	5,227
4.500% due 09/30/2019	EUR	3,900	4,224
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$2,500	2,706
5.499% due 07/07/2015		5,850	6,287
6.125% due 02/07/2022		7,300	8,176
Simon Property Group LP
6.750% due 02/01/2040		5,000	6,700
SLM Corp.
0.533% due 06/17/2013	EUR	3,800	4,883
0.601% due 01/27/2014		$200	198
4.280% due 01/26/2015 (o)	HKD	15,000	1,959
5.000% due 10/01/2013		$3,320	3,386
5.375% due 05/15/2014		8,525	8,922
5.500% due 01/25/2023		3,300	3,284
5.625% due 08/01/2033		25,045	23,292
6.250% due 01/25/2016		3,800	4,171
7.250% due 01/25/2022		12,000	13,470
8.000% due 03/25/2020		16,800	19,551
8.450% due 06/15/2018		28,525	33,945
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		67,805	90,938
Temasek Financial Ltd.
3.375% due 07/23/2042		1,000	907
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	384	698
UBS AG
4.875% due 08/04/2020		$2,684	3,116
5.875% due 12/20/2017		2,673	3,175

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)	$800	$831
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	2,700	2,909
Wachovia Bank N.A.
5.850% due 02/01/2037	5,901	7,172
6.600% due 01/15/2038	6,302	8,388
Wachovia Corp.
0.674% due 10/15/2016	1,500	1,484
WEA Finance LLC
6.750% due 09/02/2019	2,500	3,098
Wells Fargo & Co.
5.375% due 02/07/2035	4,900	5,753
Wells Fargo Bank N.A.
5.950% due 08/26/2036	1,500	1,862
Wells Fargo Capital
5.950% due 12/01/2086	2,100	2,130
Weyerhaeuser Co.
6.875% due 12/15/2033	10,113	12,326
6.950% due 10/01/2027	4,500	5,489
7.375% due 10/01/2019	13,000	16,014
7.375% due 03/15/2032	136,667	173,683
7.950% due 03/15/2025	800	1,051

		3,668,571

INDUSTRIALS 37.9%
AbbVie, Inc.
4.400% due 11/06/2042	23,900	24,241
Actavis, Inc.
3.250% due 10/01/2022	15,000	15,246
4.625% due 10/01/2042	10,000	10,146
ADT Corp.
2.250% due 07/15/2017	800	804
4.875% due 07/15/2042	39,100	37,344
Alcoa, Inc.
5.900% due 02/01/2027	9,300	9,912
Altria Group, Inc.
2.850% due 08/09/2022	1,000	986
9.250% due 08/06/2019	270	377
9.700% due 11/10/2018	1,993	2,778
9.950% due 11/10/2038	29,445	48,723
10.200% due 02/06/2039	102,301	172,948
America Movil S.A.B. de C.V.
4.375% due 07/16/2042	35,500	32,954
6.125% due 03/30/2040	34,200	40,213
American Airlines Pass-Through Trust
5.250% due 07/31/2022	8,427	9,186
8.625% due 04/15/2023	1,880	1,955
10.375% due 01/02/2021	33,992	35,522
Amgen, Inc.
4.950% due 10/01/2041	5,050	5,293
5.150% due 11/15/2041	118,390	127,735
5.375% due 05/15/2043	17,900	20,024
5.650% due 06/15/2042	12,760	14,828
6.375% due 06/01/2037	4,110	5,116
6.400% due 02/01/2039	21,700	27,092
6.900% due 06/01/2038	3,900	5,176
Anadarko Holding Co.
7.150% due 05/15/2028	14,050	16,967
Anadarko Petroleum Corp.
6.200% due 03/15/2040	33,450	40,755
6.375% due 09/15/2017	4,200	5,020
6.450% due 09/15/2036	31,983	39,496
7.000% due 11/15/2027	1,000	1,126
7.950% due 06/15/2039	49,603	69,963
Anglo American Capital PLC
9.375% due 04/08/2019	5,000	6,693

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	89

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	$100	$133
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/2039	15,890	25,684
Apache Corp.
5.100% due 09/01/2040	2,100	2,272
ArcelorMittal
7.500% due 10/15/2039	16,795	17,329
Archer-Daniels-Midland Co.
4.016% due 04/16/2043	20,500	19,744
Asciano Finance Ltd.
6.000% due 04/07/2023	22,900	26,150
Aviation Capital Group Corp.
7.125% due 10/15/2020	21,050	23,952
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	3,798	4,025
Barrick Gold Corp.
5.250% due 04/01/2042	19,200	19,360
Barrick Gold Finance Co.
5.800% due 11/15/2034	4,455	4,914
Barrick North America Finance LLC
5.700% due 05/30/2041	30,576	32,567
7.500% due 09/15/2038	6,200	8,142
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	14,469	15,792
Beam, Inc.
5.875% due 01/15/2036	584	685
BG Energy Capital PLC
5.125% due 10/15/2041	4,600	5,192
Boeing Co.
6.875% due 03/15/2039	2,600	3,685
Boston Scientific Corp.
6.000% due 01/15/2020	6,900	8,081
7.000% due 11/15/2035	39,807	50,873
7.375% due 01/15/2040	48,582	65,648
Braskem Finance Ltd.
5.750% due 04/15/2021	8,775	9,245
7.000% due 05/07/2020	1,200	1,360
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	37,450	37,393
4.450% due 03/15/2043	76,500	77,838
5.050% due 03/01/2041	11,900	12,946
5.750% due 05/01/2040	12,720	15,321
6.150% due 05/01/2037	1,500	1,894
6.200% due 08/15/2036	800	996
6.530% due 07/15/2037	2,500	3,131
7.290% due 06/01/2036	800	1,094
7.950% due 08/15/2030	600	835
Cameron International Corp.
5.950% due 06/01/2041	12,800	15,642
7.000% due 07/15/2038	16,804	22,052
Canadian Natural Resources Ltd.
6.500% due 02/15/2037	2,500	3,123
6.750% due 02/01/2039	18,600	24,021
Canadian Oil Sands Ltd.
4.500% due 04/01/2022	20,400	22,052
6.000% due 04/01/2042	9,200	10,532
CC Holdings GS LLC
3.849% due 04/15/2023	1,000	1,010
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	1,500	1,597
Cenovus Energy, Inc.
6.750% due 11/15/2039	24,900	32,359
Cielo S.A.
3.750% due 11/16/2022	15,000	14,453
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	30,245	28,032

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CNOOC Finance Ltd.
3.875% due 05/02/2022	$24,200	$25,566
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	13,295
Comcast Corp.
4.500% due 01/15/2043	5,700	5,762
4.650% due 07/15/2042	41,289	42,262
5.650% due 06/15/2035	10,000	11,644
6.400% due 05/15/2038	500	632
6.400% due 03/01/2040	62,500	79,487
6.450% due 03/15/2037	7,300	9,305
6.550% due 07/01/2039	53,960	69,856
6.950% due 08/15/2037	26,300	35,138
7.050% due 03/15/2033	6,000	7,959
ConAgra Foods, Inc.
7.000% due 10/01/2028	1,800	2,311
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022	6,232	6,839
6.000% due 07/12/2020	1,632	1,681
7.250% due 05/10/2021	6,750	7,880
9.000% due 01/08/2018	5,811	6,719
Corning, Inc.
5.750% due 08/15/2040	6,800	8,017
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	1,850
COX Communications, Inc.
6.450% due 12/01/2036	2,431	2,958
8.375% due 03/01/2039	42,240	62,868
Crown Castle Towers LLC
6.113% due 01/15/2040	44,300	54,314
CSN Islands Corp.
6.875% due 09/21/2019	7,932	8,844
CSN Resources S.A.
6.500% due 07/21/2020	1,600	1,719
CSX Corp.
5.500% due 04/15/2041	16,449	18,956
6.220% due 04/30/2040	5,560	6,952
CVS Caremark Corp.
6.125% due 09/15/2039	10,000	12,419
CVS Pass-Through Trust
5.773% due 01/10/2033	8,502	9,919
5.880% due 01/10/2028	3,310	3,849
5.926% due 01/10/2034	26,716	31,720
6.036% due 12/10/2028	2,500	2,943
6.943% due 01/10/2030	10,494	13,093
7.507% due 01/10/2032	65,946	85,721
8.353% due 07/10/2031	8,800	12,002
Daimler Finance North America LLC
8.500% due 01/18/2031	100	155
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020 (f)	3,086	3,379
6.200% due 01/02/2020	1,207	1,376
7.750% due 06/17/2021	12,448	14,377
Deutsche Telekom International Finance BV
4.875% due 03/06/2042	3,000	3,028
6.750% due 08/20/2018	1,100	1,362
8.750% due 06/15/2030	73,250	104,106
Devon Energy Corp.
3.250% due 05/15/2022	2,000	2,008
4.750% due 05/15/2042	30,650	30,107
5.600% due 07/15/2041	2,025	2,224
7.950% due 04/15/2032	18,496	25,500
Devon Financing Corp. LLC
7.875% due 09/30/2031	13,765	18,741
DIRECTV Holdings LLC
6.000% due 08/15/2040	4,400	4,713
6.375% due 03/01/2041	22,200	24,974

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Discovery Communications LLC
3.300% due 05/15/2022		$600	$613
4.375% due 06/15/2021		8,000	8,840
5.625% due 08/15/2019		300	356
Dolphin Energy Ltd.
5.500% due 12/15/2021		300	348
Dow Chemical Co.
4.375% due 11/15/2042		1,125	1,085
5.250% due 11/15/2041		14,000	15,047
9.400% due 05/15/2039		45,009	71,900
Ecolab, Inc.
5.500% due 12/08/2041		15,600	18,032
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032		14,200	20,321
El Paso Pipeline Partners Operating Co. LLC
4.700% due 11/01/2042		12,025	11,497
7.500% due 11/15/2040		16,750	22,089
Encana Corp.
5.150% due 11/15/2041		22,050	22,367
6.500% due 08/15/2034		5,010	5,863
6.500% due 02/01/2038		35,250	41,519
6.625% due 08/15/2037		21,782	26,095
Energy Transfer Partners LP
6.625% due 10/15/2036		7,000	8,018
7.500% due 07/01/2038		20,600	25,840
8.500% due 04/15/2014		802	863
9.700% due 03/15/2019		886	1,196
Enterprise Products Operating LLC
4.450% due 02/15/2043		83,700	80,955
4.850% due 08/15/2042		11,300	11,595
4.850% due 03/15/2044		21,200	21,768
5.700% due 02/15/2042		3,422	3,904
5.750% due 03/01/2035		15,361	17,704
5.950% due 02/01/2041		5,713	6,653
6.125% due 10/15/2039		5,000	5,909
6.450% due 09/01/2040		2,395	2,975
7.550% due 04/15/2038		4,000	5,473
First American Financial Corp.
4.300% due 02/01/2023		2,100	2,191
Ford Motor Co.
4.750% due 01/15/2043		6,900	6,467
7.400% due 11/01/2046		7,050	8,908
7.450% due 07/16/2031		7,500	9,534
8.900% due 01/15/2032		2,205	2,925
Freeport-McMoRan Copper & Gold, Inc.
5.450% due 03/15/2043		32,850	32,637
General Electric Co.
4.125% due 10/09/2042		43,800	44,181
Georgia-Pacific LLC
5.400% due 11/01/2020		4,600	5,455
7.375% due 12/01/2025		400	546
8.875% due 05/15/2031		3,750	5,625
Gerdau Holdings, Inc.
7.000% due 01/20/2020		7,300	8,355
Gerdau Trade, Inc.
5.750% due 01/30/2021		20,200	21,665
Gilead Sciences, Inc.
5.650% due 12/01/2041		17,130	20,903
Glencore Finance Europe S.A.
5.500% due 04/03/2022	GBP	1,500	2,629
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$20,000	19,692
GTL Trade Finance, Inc.
7.250% due 10/20/2017		9,500	10,944
H.J. Heinz Co.
6.375% due 07/15/2028		650	717

90	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Heineken NV
4.000% due 10/01/2042	$2,000	$1,909
Hess Corp.
6.000% due 01/15/2040	8,780	9,865
7.300% due 08/15/2031	2,000	2,508
7.875% due 10/01/2029	4,270	5,556
Hewlett-Packard Co.
2.625% due 12/09/2014	1,000	1,026
6.000% due 09/15/2041	450	460
HJ Heinz Finance Co.
6.750% due 03/15/2032	5,025	5,622
7.125% due 08/01/2039	27,400	30,654
Home Depot, Inc.
5.400% due 09/15/2040	2,500	2,975
Hospira, Inc.
5.600% due 09/15/2040	900	920
Humana, Inc.
8.150% due 06/15/2038	1,000	1,409
Intel Corp.
4.800% due 10/01/2041	500	531
International Paper Co.
6.000% due 11/15/2041	7,400	8,655
7.300% due 11/15/2039	5,000	6,624
8.700% due 06/15/2038	11,500	16,936
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	52,072
Kerr-McGee Corp.
6.950% due 07/01/2024	1,008	1,266
7.875% due 09/15/2031	3,000	3,947
Kimberly-Clark Corp.
6.625% due 08/01/2037	200	282
Kinder Morgan Energy Partners LP
5.000% due 08/15/2042	18,700	19,062
5.000% due 03/01/2043	17,900	18,278
5.625% due 09/01/2041	1,700	1,876
5.800% due 03/15/2035	8,742	9,876
6.500% due 02/01/2037	6,219	7,495
6.500% due 09/01/2039	36,345	44,080
6.550% due 09/15/2040	26,500	32,532
6.950% due 01/15/2038	31,300	39,474
7.400% due 03/15/2031	500	645
Kraft Foods Group, Inc.
5.000% due 06/04/2042	16,000	17,253
6.500% due 02/09/2040	103,822	133,783
Kroger Co.
5.400% due 07/15/2040	35	37
6.900% due 04/15/2038	5,000	6,286
7.500% due 04/01/2031	150	192
Lockheed Martin Corp.
4.850% due 09/15/2041	2,700	2,809
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	10,987
Masco Corp.
6.500% due 08/15/2032	2,102	2,150
Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	2,244
McKesson Corp.
6.000% due 03/01/2041	2,600	3,368
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	4,300	3,797
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	14,000	15,008
Mondelez International, Inc.
6.875% due 02/01/2038	7,030	9,454
7.000% due 08/11/2037	4,000	5,402
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022	3,000	3,087

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nakilat, Inc.
6.067% due 12/31/2033		$1,600	$1,956
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (c)		16,400	16,652
NBCUniversal Media LLC
4.450% due 01/15/2043		27,200	27,003
5.950% due 04/01/2041		52,400	63,530
6.400% due 04/30/2040		12,700	16,186
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041		47,180	51,063
Newmont Mining Corp.
4.875% due 03/15/2042		1,200	1,167
5.875% due 04/01/2035		395	438
6.250% due 10/01/2039		32,200	37,166
News America, Inc.
6.150% due 02/15/2041		49,100	59,103
6.650% due 11/15/2037		19,131	23,747
6.900% due 08/15/2039		5,229	6,690
7.750% due 12/01/2045		4,773	6,585
Noble Holding International Ltd.
6.050% due 03/01/2041		18,500	20,526
Nokia OYJ
6.625% due 05/15/2039		2,700	2,477
Northern Natural Gas Co.
4.100% due 09/15/2042		15,000	15,015
Northwest Airlines Pass-Through Trust
1.039% due 11/20/2015		11,222	11,110
Northwest Pipeline GP
6.050% due 06/15/2018		725	877
ONEOK Partners LP
6.125% due 02/01/2041		19,627	22,944
6.650% due 10/01/2036		4,765	5,752
6.850% due 10/15/2037		12,600	15,679
Penske Truck Leasing Co. LP
4.875% due 07/11/2022		900	952
Pernod-Ricard S.A.
5.750% due 04/07/2021		15,300	18,222
Petrobras International Finance Co.
3.875% due 01/27/2016		2,500	2,629
5.375% due 01/27/2021		6,300	6,833
5.750% due 01/20/2020		2,300	2,546
5.875% due 03/01/2018		4,900	5,529
5.875% due 03/07/2022	EUR	1,200	1,785
6.750% due 01/27/2041		$32,700	37,178
6.875% due 01/20/2040		6,150	7,105
7.875% due 03/15/2019		7,600	9,289
Philip Morris International, Inc.
3.875% due 08/21/2042		675	630
4.375% due 11/15/2041		22,400	22,696
6.375% due 05/16/2038		9,235	12,034
Pioneer Natural Resources Co.
3.950% due 07/15/2022		14,590	15,273
6.650% due 03/15/2017		8,812	10,353
6.875% due 05/01/2018		4,154	5,069
7.200% due 01/15/2028		21,843	28,507
7.500% due 01/15/2020		8,872	11,309
Potash Corp. of Saskatchewan, Inc.
5.625% due 12/01/2040		22,000	25,838
PPG Industries, Inc.
5.500% due 11/15/2040		3,600	4,107
Pride International, Inc.
6.875% due 08/15/2020		6,800	8,542
7.875% due 08/15/2040		47,100	68,052
8.500% due 06/15/2019		4,235	5,606
QVC, Inc.
5.950% due 03/15/2043		44,900	44,936

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Repsol International Finance BV
4.875% due 02/19/2019	EUR	7,000	$9,977
Rio Tinto Alcan, Inc.
7.250% due 03/15/2031		$1,110	1,506
Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028		5,998	8,188
Rio Tinto Finance USA PLC
4.750% due 03/22/2042		13,500	14,147
Rock Tenn Co.
4.000% due 03/01/2023		8,350	8,467
4.450% due 03/01/2019		4,380	4,764
Rockies Express Pipeline LLC
5.625% due 04/15/2020		23,150	21,587
6.850% due 07/15/2018		2,000	2,055
6.875% due 04/15/2040		46,550	42,361
7.500% due 07/15/2038		25,890	24,078
Rohm & Haas Co.
7.850% due 07/15/2029		7,163	9,866
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		14,000	15,435
7.487% due 03/25/2031	GBP	6,100	11,311
Sealed Air Corp.
6.875% due 07/15/2033		$2,000	1,910
Sinochem Overseas Capital Co. Ltd.
6.300% due 11/12/2040		200	231
Southern Copper Corp.
5.250% due 11/08/2042		4,700	4,481
Southern Natural Gas Co. LLC
8.000% due 03/01/2032		4,346	6,173
Sunoco Logistics Partners Operations LP
4.950% due 01/15/2043		24,800	24,441
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		700	775
TCI Communications, Inc.
7.875% due 02/15/2026		105	146
Teck Resources Ltd.
5.400% due 02/01/2043		32,340	30,847
6.000% due 08/15/2040		16,600	17,299
6.125% due 10/01/2035		7,300	7,793
6.250% due 07/15/2041		20,000	21,259
Telefonica Emisiones S.A.U.
4.750% due 02/07/2017	EUR	600	833
4.797% due 02/21/2018		13,100	18,239
4.949% due 01/15/2015		$2,200	2,315
5.375% due 02/02/2018	GBP	2,700	4,428
5.496% due 04/01/2016	EUR	6,500	9,138
6.221% due 07/03/2017		$500	561
6.421% due 06/20/2016		19,082	21,213
7.045% due 06/20/2036		19,000	20,518
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037		320	454
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036		5,400	6,895
Time Warner Cable, Inc.
4.500% due 09/15/2042		32,200	29,435
6.750% due 06/15/2039		51,900	61,542
7.300% due 07/01/2038		7,200	8,998
Time Warner, Inc.
4.875% due 03/15/2020		1,000	1,147
4.900% due 06/15/2042		3,000	3,031
5.375% due 10/15/2041		5,000	5,408
6.100% due 07/15/2040		26,100	30,416
6.200% due 03/15/2040		10,000	11,693
6.250% due 03/29/2041		14,850	17,646
6.500% due 11/15/2036		7,500	9,079
7.700% due 05/01/2032		21,050	28,803

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	91

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	$1,484	$1,876
7.250% due 08/15/2038	2,000	2,787
7.625% due 01/15/2039	3,500	5,045
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/2042	2,600	2,590
5.400% due 08/15/2041	1,000	1,144
Transocean, Inc.
6.000% due 03/15/2018	300	340
6.500% due 11/15/2020	10,600	12,276
6.800% due 03/15/2038	47,350	52,387
7.500% due 04/15/2031	4,550	5,486
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	4,812	5,522
UAL Pass-Through Trust
9.750% due 07/15/2018	29,587	34,321
10.400% due 05/01/2018	6,040	6,946
Union Pacific Corp.
5.780% due 07/15/2040	10,000	12,337
UnitedHealth Group, Inc.
4.375% due 03/15/2042	20,000	20,264
4.625% due 11/15/2041	14,000	14,658
5.800% due 03/15/2036	300	358
5.950% due 02/15/2041	4,700	5,798
6.625% due 11/15/2037	2,600	3,406
Vale Overseas Ltd.
6.875% due 11/21/2036	30,950	35,357
6.875% due 11/10/2039	42,440	48,676
8.250% due 01/17/2034	11,300	14,618
Vale S.A.
5.625% due 09/11/2042	3,200	3,187
WEA Finance LLC
4.625% due 05/10/2021	5,000	5,590
7.125% due 04/15/2018	12,900	15,939
Weatherford International Ltd.
6.750% due 09/15/2040	7,600	8,413
WellPoint, Inc.
4.625% due 05/15/2042	21,600	21,810
4.650% due 01/15/2043	43,996	44,239
Whirlpool Corp.
5.150% due 03/01/2043	26,075	26,498
Williams Cos., Inc.
7.500% due 01/15/2031	11,127	13,711
7.875% due 09/01/2021	916	1,173
8.750% due 03/15/2032	29,088	39,311
Williams Partners LP
6.300% due 04/15/2040	20,750	24,265
Woodside Finance Ltd.
4.600% due 05/10/2021	6,800	7,590
Wyeth LLC
5.950% due 04/01/2037	500	642
Wynn Las Vegas LLC
5.375% due 03/15/2022	7,800	8,219
Xstrata Finance Canada Ltd.
5.300% due 10/25/2042	5,600	5,458
6.000% due 11/15/2041	25,670	27,222
6.900% due 11/15/2037	1,500	1,783

		5,487,711

UTILITIES 11.0%
AEP Texas Central Co.
6.650% due 02/15/2033	500	641
AGL Capital Corp.
5.875% due 03/15/2041	7,500	9,505
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	9,000	9,374

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.700% due 08/07/2018	$19,700	$25,197
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	22,443	25,836
Appalachian Power Co.
5.800% due 10/01/2035	2,176	2,569
6.375% due 04/01/2036	4,350	5,457
6.700% due 08/15/2037	2,100	2,726
7.000% due 04/01/2038	1,293	1,741
AT&T, Inc.
4.300% due 12/15/2042	4,403	4,126
4.350% due 06/15/2045	41,947	39,231
5.350% due 09/01/2040	109,098	117,420
5.550% due 08/15/2041	1,000	1,108
6.300% due 01/15/2038	26,830	32,341
6.500% due 09/01/2037	15,118	18,629
6.550% due 02/15/2039	3,500	4,345
BellSouth Corp.
6.875% due 10/15/2031	4,200	5,090
British Telecommunications PLC
9.625% due 12/15/2030	10,200	15,869
Bruce Mansfield Unit
6.850% due 06/01/2034	7,122	7,720
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	3,900	4,466
Cleco Power LLC
6.000% due 12/01/2040	17,400	20,446
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	7,976
CMS Energy Corp.
4.700% due 03/31/2043	8,900	8,951
Consolidated Edison Co. of New York, Inc.
5.300% due 03/01/2035	900	1,073
5.500% due 12/01/2039	3,400	4,203
5.700% due 06/15/2040	5,000	6,358
6.300% due 08/15/2037	4,000	5,352
6.750% due 04/01/2038	9,950	13,962
Dominion Resources, Inc.
4.050% due 09/15/2042	4,000	3,890
5.950% due 06/15/2035	10,000	12,437
DTE Electric Co.
3.950% due 06/15/2042	500	500
Duke Energy Carolinas LLC
4.250% due 12/15/2041	16,400	16,913
Electricite de France S.A.
6.950% due 01/26/2039	12,650	16,548
Entergy Arkansas, Inc.
5.660% due 02/01/2025	4,000	4,282
Entergy Corp.
5.125% due 09/15/2020	8,400	9,245
Exelon Generation Co. LLC
5.600% due 06/15/2042	11,146	12,141
6.250% due 10/01/2039	13,190	15,394
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	52,381	62,258
Florida Power Corp.
5.650% due 04/01/2040	7,400	9,131
6.400% due 06/15/2038	50	67
France Telecom S.A.
8.500% due 03/01/2031	10,650	15,036
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	11,400	11,300
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	400	428
6.510% due 03/07/2022	39,925	46,313
7.288% due 08/16/2037	4,300	5,225
8.125% due 07/31/2014	100	109
8.146% due 04/11/2018	8,700	10,560

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.625% due 04/28/2034	$5,710	$7,780
9.250% due 04/23/2019	28,400	36,778
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	5,700	6,179
Idaho Power Co.
4.850% due 08/15/2040	9,000	10,194
Interstate Power & Light Co.
6.250% due 07/15/2039	5,000	6,676
Jersey Central Power & Light Co.
6.150% due 06/01/2037	6,200	7,599
7.350% due 02/01/2019	200	255
Kentucky Utilities Co.
5.125% due 11/01/2040	17,600	21,175
Koninklijke KPN NV
8.375% due 10/01/2030	28,590	37,581
Metropolitan Edison Co.
3.500% due 03/15/2023	3,700	3,776
MidAmerican Energy Co.
5.800% due 10/15/2036	3,000	3,768
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	1,500	1,858
6.125% due 04/01/2036	10,725	13,395
6.500% due 09/15/2037	24,750	32,290
NGPL PipeCo LLC
7.119% due 12/15/2017	1,000	1,070
7.768% due 12/15/2037	63,605	64,877
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,750	3,677
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	21,700	21,564
5.326% due 02/03/2016	2,000	2,151
6.604% due 02/03/2021	8,700	10,114
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	12,417	13,720
Oglethorpe Power Corp.
5.250% due 09/01/2050	25,000	27,916
Ohio Edison Co.
8.250% due 10/15/2038	1,000	1,571
Ohio Power Co.
6.375% due 07/15/2033	1,500	1,514
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040	15,100	16,892
5.300% due 06/01/2042	600	683
7.250% due 01/15/2033	3,400	4,565
7.500% due 09/01/2038	4,615	6,481
Pacific Gas & Electric Co.
4.450% due 04/15/2042	5,150	5,415
5.400% due 01/15/2040	800	954
5.800% due 03/01/2037	8,600	10,538
6.050% due 03/01/2034	5,200	6,535
6.250% due 03/01/2039	9,900	12,928
6.350% due 02/15/2038	1,000	1,316
Pennsylvania Electric Co.
6.150% due 10/01/2038	500	595
Perusahaan Listrik Negara PT
5.250% due 10/24/2042	4,000	3,810
Plains All American Pipeline LP
4.300% due 01/31/2043	6,850	6,610
5.150% due 06/01/2042	56,610	62,073
6.650% due 01/15/2037	25,946	33,434
6.700% due 05/15/2036	1,900	2,403
PPL Electric Utilities Corp.
5.200% due 07/15/2041	5,500	6,618
Progress Energy, Inc.
7.750% due 03/01/2031	400	553
PSEG Power LLC
8.625% due 04/15/2031	6,000	8,754

92	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Public Service Co. of Oklahoma
6.625% due 11/15/2037	$5,450	$7,218
Puget Sound Energy, Inc.
5.764% due 07/15/2040	9,000	11,490
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	1,595	1,782
5.832% due 09/30/2016	1,584	1,709
5.838% due 09/30/2027	16,700	19,957
6.332% due 09/30/2027	10,450	13,208
6.750% due 09/30/2019	3,000	3,750
Rosneft Oil Co. via Rosneft International Finance Ltd.
4.199% due 03/06/2022	5,500	5,466
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043 (a)	32,600	32,807
Southern California Edison Co.
6.000% due 01/15/2034	400	519
6.650% due 04/01/2029	600	787
Southern Power Co.
6.375% due 11/15/2036	3,500	3,843
Southwestern Electric Power Co.
6.200% due 03/15/2040	3,100	3,859
Southwestern Public Service Co.
6.000% due 10/01/2036	2,000	2,468
Telecom Italia Capital S.A.
6.999% due 06/04/2018	500	567
7.200% due 07/18/2036	7,845	7,866
7.721% due 06/04/2038	14,650	15,342
Telstra Corp. Ltd.
4.800% due 10/12/2021	9,000	10,390
TNK-BP Finance S.A.
6.250% due 02/02/2015	5,000	5,355
6.625% due 03/20/2017	11,900	13,507
7.250% due 02/02/2020	26,750	32,200
7.500% due 07/18/2016	9,050	10,415
7.875% due 03/13/2018	50,020	60,274
Toledo Edison Co.
6.150% due 05/15/2037	11,490	14,176
Verizon Communications, Inc.
3.850% due 11/01/2042	15,000	13,051
6.000% due 04/01/2041	15,617	18,261
6.400% due 02/15/2038	14,600	17,718
6.900% due 04/15/2038	19,085	24,575
7.350% due 04/01/2039	14,992	20,238
Verizon Global Funding Corp.
7.750% due 06/15/2032	1,165	1,612
Virginia Electric and Power Co.
6.000% due 05/15/2037	400	523
Vodafone Group PLC
6.150% due 02/27/2037	23,938	28,525
6.250% due 11/30/2032	2,400	2,911

		1,588,493

Total Corporate Bonds & Notes (Cost $9,767,657)		10,744,775

MUNICIPAL BONDS & NOTES 9.8%

ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	3,000	3,594

CALIFORNIA 4.5%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	3,200	4,077

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	$9,400	$12,843
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	898
6.907% due 10/01/2050	28,945	40,903
6.918% due 04/01/2040	1,600	2,184
7.043% due 04/01/2050	48,575	69,787
Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040	2,220	2,790
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 10/01/2039	80	91
California Educational Facilities Authority Revenue Bonds, Series 2010
5.250% due 04/01/2040	415	570
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	5,454
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	42,110	58,452
7.350% due 11/01/2039	1,000	1,397
7.500% due 04/01/2034	5,580	7,772
7.550% due 04/01/2039	19,285	27,860
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	20,220	29,602
7.625% due 03/01/2040	4,750	6,874
7.700% due 11/01/2030	2,400	3,026
7.950% due 03/01/2036	27,000	33,809
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	8,700	10,195
7.804% due 03/01/2035	9,010	10,529
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,369
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	12,500	16,276
Foothill-De Anza Community College District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2040	95	105
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	13,357
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	360	493
6.750% due 08/01/2049	34,095	48,130
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	5,000	6,196
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,000	19,502
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	6,100	7,874
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	5,000	6,360
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.574% due 07/01/2045	1,170	1,654

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	$1,800	$2,202
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	20,000	22,469
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	250	306
5.755% due 07/01/2029	170	205
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	18,585	25,133
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	7,500	9,345
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040	300	360
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	2,000	2,369
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,640
Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	2,000	2,370
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	17,000	23,641
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	13,558
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,000	12,884
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,500	9,963
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	2,675	3,344
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	130	149
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	3,500	4,036
6.583% due 05/15/2049	6,600	8,667
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	1,000	1,213
6.398% due 05/15/2031	10,000	12,508
6.548% due 05/15/2048	23,200	30,660
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	4,893

		644,344

COLORADO 0.0%
Aurora, Colorado Water Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 08/01/2039	105	117

DISTRICT OF COLUMBIA 0.0%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	3,600	4,577

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	93

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 0.1%
Florida State Department of Transportation Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	$7,400	$8,727

GEORGIA 0.1%
Georgia State Road & Tollway Authority Revenue Bonds, Series 2011
5.000% due 10/01/2021	95	120
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,240	6,201
6.655% due 04/01/2057	3,780	4,418

		10,739

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	1,036
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	3,200	3,929
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,350

		8,315

INDIANA 0.0%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	5,000	6,325

IOWA 0.0%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	4,100	4,880

LOUISIANA 0.0%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, Series 2010
5.000% due 05/01/2045	100	111

MASSACHUSETTS 0.1%
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 11/15/2036	35	42
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	4,042
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,000	7,983

		12,067

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,277

NEW JERSEY 0.4%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,890	14,434
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	28,405	40,115

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	$500	$575
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	315	362

		55,486

NEW YORK 2.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	500	588
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	5,800	7,339
6.668% due 11/15/2039	300	390
6.687% due 11/15/2040	550	713
6.814% due 11/15/2040	11,485	15,131
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.698% due 03/01/2027	1,600	1,987
5.968% due 03/01/2036	12,015	15,168
6.246% due 06/01/2035	11,500	13,758
6.271% due 12/01/2037	4,965	6,502
6.646% due 12/01/2031	20,000	24,756
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	1,750	2,179
5.790% due 06/15/2041	10,800	12,503
5.882% due 06/15/2044	10,000	13,230
6.011% due 06/15/2042	200	268
6.124% due 06/15/2042	12,300	14,501
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	425	467
5.000% due 06/15/2044	24,550	27,116
5.375% due 06/15/2043	55	64
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	8,255
5.572% due 11/01/2038	14,000	17,206
5.932% due 11/01/2036	15,500	17,669
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,429
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	300	362
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	1,935	2,290
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	11,553
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	222
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	83,900	83,867
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	17,500	20,578

		320,091

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	3,000	3,518

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 1.0%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	$7,500	$8,902
6.449% due 02/15/2044	1,000	1,209
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	18,700	21,656
6.270% due 02/15/2050	3,100	3,706
7.834% due 02/15/2041	1,050	1,466
8.084% due 02/15/2050	50,025	74,449
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,509
7.734% due 02/15/2033	4,925	6,720
JobsOhio Beverage System Revenue Bonds, Series 2013
4.532% due 01/01/2035	5,000	5,163
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2032	16,995	19,022

		143,802

PENNSYLVANIA 0.2%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	14,439
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	3,000	3,766
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2010
5.511% due 12/01/2045	6,000	7,189
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,300	2,731

		28,125

TENNESSEE 0.1%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,800	1,961
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	12,000	14,046

		16,007

TEXAS 0.9%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	7,200	8,460
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	1,200	1,409
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	24,630	29,255
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2008
5.250% due 12/01/2043	25	29
5.250% due 12/01/2048	170	194
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	500	626
Fort Bend County, Texas Grand Parkway Toll Road Authority, Revenue Bonds, Series 2012
5.000% due 03/01/2032	1,775	2,051
5.000% due 03/01/2037	4,050	4,611
5.000% due 03/01/2042	5,000	5,639

94	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Houston, Texas Utility System Revenue Bonds, (AGM Insured), Series 2005
4.750% due 11/15/2030	$2,300	$2,498
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,100	9,651
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	1,500	1,736
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	9,300	11,966
5.808% due 02/01/2041	2,000	2,585
6.308% due 02/01/2037	4,300	5,143
Texas State General Obligation Bonds, (BABs), Series 2010
4.631% due 04/01/2033	14,800	16,982
4.681% due 04/01/2040	4,700	5,407
Texas Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	20,900	25,560

		133,802

WASHINGTON 0.1%
Energy Northwest, Washington Revenue Bonds, (BABs), Series 2010
5.710% due 07/01/2024	5,400	6,811
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	800	888
King County, Washington Sewer Revenue Bonds, Series 2009
5.000% due 01/01/2039	30	34
King County, Washington Sewer Revenue Bonds, Series 2010
5.000% due 01/01/2045	225	248

		7,981

WISCONSIN 0.0%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033	3,600	4,073

Total Municipal Bonds & Notes (Cost $1,186,619)		1,420,958

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
4.000% due 10/01/2040	1,527	1,629
6.000% due 01/01/2023 - 06/01/2038	198	217
7.000% due 11/01/2026	37	43
8.500% due 08/01/2026	2	3
Freddie Mac
3.137% due 08/15/2032	155	162
Ginnie Mae
4.500% due 09/15/2033	33	36
6.500% due 02/15/2017	9	9
8.500% due 09/15/2030	5	6
9.000% due 12/15/2017	4	5

Total U.S. Government Agencies (Cost $2,085)		2,110

U.S. TREASURY OBLIGATIONS 14.5%
U.S. Treasury Bonds
2.750% due 08/15/2042 (f)(j)	300,200	279,186
2.750% due 11/15/2042 (f)(g)(j)	361,200	335,578
3.000% due 05/15/2042 (f)(g)(j)	187,295	183,783

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.125% due 11/15/2041 (g)(j)		$144,020	$145,190
3.125% due 02/15/2042 (i)(j)		78,196	78,758
3.750% due 08/15/2041 (f)(g)(j)		711,200	805,878
4.250% due 11/15/2040 (i)(j)		42,900	52,854
U.S. Treasury Notes
1.625% due 08/15/2022 (k)		22,790	22,517
1.625% due 11/15/2022 (f)(g)		82,500	81,121
1.750% due 05/15/2022 (k)		32,520	32,647
2.000% due 02/15/2023 (f)		73,900	74,905
U.S. Treasury Strips
0.000% due 08/15/2040 (j)		4,000	1,624
0.000% due 02/15/2042 (j)		50	19
0.000% due 11/15/2042		7,500	2,783

Total U.S. Treasury Obligations (Cost $2,118,889)			2,096,843

MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Large Loan Trust
2.503% due 11/15/2015		42,125	42,471
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	19,362	22,893

Total Mortgage-Backed Securities (Cost $62,323)			65,364

ASSET-BACKED SECURITIES 0.2%
Hyde Park CDO BV
0.568% due 06/14/2022		9,775	12,262
Structured Asset Investment Loan Trust
1.104% due 01/25/2035		$12,833	12,753

Total Asset-Backed Securities (Cost $24,382)			25,015

SOVEREIGN ISSUES 6.8%
Australia Government CPI Linked Bond
4.000% due 08/20/2020	AUD	22,400	44,763
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		$1,400	1,585
Brazil Government International Bond
5.625% due 01/07/2041		1,800	2,115
7.125% due 01/20/2037		10,800	15,039
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	3,459	1,738
10.000% due 01/01/2017		27,779	14,080
10.000% due 01/01/2021		517	260
10.000% due 01/01/2023		518	260
Colombia Government International Bond
6.125% due 01/18/2041		$200	253
Italy Buoni Poliennali Del Tesoro
3.500% due 11/01/2017	EUR	160,000	205,430
4.750% due 05/01/2017		52,000	70,131
4.750% due 06/01/2017		134,900	181,960
Junta de Castilla y Leon
6.270% due 02/19/2018		2,400	3,220
6.505% due 03/01/2019		2,800	3,773
Mexico Government International Bond
5.750% due 10/12/2110		$350	386
6.050% due 01/11/2040		1,920	2,386
6.750% due 09/27/2034		7,500	10,012
7.500% due 04/08/2033		11,600	16,646
8.300% due 08/15/2031		700	1,066
Qatar Government International Bond
6.400% due 01/20/2040		9,000	11,565
Russia Government International Bond
4.500% due 04/04/2022		5,000	5,460
5.625% due 04/04/2042		34,200	38,475

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Spain Government International Bond
3.000% due 04/30/2015	EUR	23,000	$29,823
3.250% due 04/30/2016		59,100	76,105
3.750% due 10/31/2015		15,000	19,641
4.000% due 07/30/2015		57,000	75,378
4.250% due 10/31/2016		80,050	105,596
4.500% due 01/31/2018 (g)		24,900	32,895
Xunta de Galicia
5.763% due 04/03/2017		7,600	10,085
6.131% due 04/03/2018		5,200	6,962

Total Sovereign Issues (Cost $987,723)			987,088

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049 (c)		200	258

Total Convertible Preferred Securities (Cost $204)			258

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Reinsurance Group of America, Inc.
6.200% due 09/15/2042		587,000	15,984

Total Preferred Securities (Cost $14,675)			15,984

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.6%

CERTIFICATES OF DEPOSIT 0.1%
Banco do Brasil S.A.
1.997% due 06/28/2013		$3,500	3,497
Itau Unibanco Holding S.A.
0.000% due 03/03/2014		9,000	8,944

			12,441

REPURCHASE AGREEMENTS 0.3%
Banc of America Securities LLC
0.210% due 04/01/2013		41,300	41,300
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2043 valued at $42,286. Repurchase proceeds are $41,301.)
State Street Bank and Trust Co.
0.010% due 04/01/2013		366	366
(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $376. Repurchase proceeds are $366.)

			41,666

U.S. TREASURY BILLS 0.1%
0.134% due 11/14/2013 - 02/06/2014 (b)(j)(k)		7,576	7,569

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 2.1%
PIMCO Short-Term Floating NAV Portfolio		30,832,302	308,539

Total Short-Term Instruments (Cost $370,113)			370,215

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	95

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

MARKET VALUE (000S)
PURCHASED OPTIONS (m) 0.1%
(Cost $11,075)	$12,244

Total Investments 108.7% (Cost $14,548,036)	$15,743,171

Written Options (n) (0.1%) (Premiums $28,986)	(19,647)

Other Assets and Liabilities (Net) (8.6%)	(1,234,606)

Net Assets 100.0%	$14,488,918

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Perpetual maturity, date shown represents next contractual call date.
(d)	Affiliated to the Portfolio.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $839,592 at a weighted average interest rate of 0.225%.
(f)	Securities with an aggregate market value of $1,303,355 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	(0.750%)	02/13/2013	02/12/2015	$1,970	$(1,968)
BOM	0.180%	03/08/2013	04/02/2013	30,217	(30,221)
	0.190%	02/26/2013	04/05/2013	250,322	(250,367)
	0.240%	03/19/2013	04/03/2013	112,853	(112,862)
BOS	0.180%	03/18/2013	04/05/2013	51,741	(51,745)
	0.220%	03/18/2013	04/18/2013	31,654	(31,656)
BSN	0.170%	02/27/2013	04/05/2013	99,392	(99,407)
	0.190%	03/04/2013	04/04/2013	82,330	(82,343)
	0.190%	03/05/2013	04/04/2013	24,396	(24,399)
CFR	(1.000%)	03/14/2013	03/12/2015	517	(517)
DEU	(0.500%)	11/28/2012	11/27/2014	1,379	(1,377)
	0.050%	03/19/2013	04/02/2013	70,350	(70,351)
	0.230%	03/12/2013	04/01/2013	93,925	(93,937)
	0.250%	03/26/2013	04/04/2013	20,729	(20,730)
JPS	0.070%	03/26/2013	04/04/2013	3,939	(3,939)
	0.200%	03/15/2013	04/11/2013	62,872	(62,878)
	0.230%	03/12/2013	04/01/2013	192,491	(192,516)
RBS	0.190%	02/22/2013	04/05/2013	51,590	(51,600)
RDR	0.210%	03/13/2013	04/11/2013	105,604	(105,616)
SAL	(1.100%)	02/22/2013	02/22/2015	5,438	(5,432)

					$(1,293,861)

(g)	Securities with an aggregate market value of $422,161 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.
(h)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Sale-Buyback Financing Transactions (1)
BPS	(0.080%)	03/28/2013	04/05/2013	EUR 15,686	$(20,116)
	0.000%	04/03/2013	04/05/2013	7,710	(9,886)
BRC	0.280%	03/20/2013	04/10/2013	$ 32,465	(32,493)
FOB	0.170%	04/01/2013	04/19/2013	286,931	(287,401)
GLM	0.170%	03/11/2013	04/01/2013	35,553	(35,557)
	0.190%	03/12/2013	04/03/2013	28,613	(28,619)
	0.230%	03/27/2013	04/12/2013	9,564	(9,573)
	0.280%	03/20/2013	04/10/2013	304	(304)

					$(423,949)

(1)	Payable for sale-buyback financing transactions includes $491 of deferred price drop on sale-buyback financing transactions.

96	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(i)	Securities with an aggregate market value of $1,086 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
3-Month Euribor December Futures	Long	12/2015	66	$53
3-Month Euribor September Futures	Long	09/2015	681	514
90-Day Eurodollar December Futures	Long	12/2015	1,059	1,165

				$1,732

(j)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $117,322 and cash of $13,126 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.BP.IG-19 5-Year Index	1.000%	12/20/2017	$1,610,000	$14,064	$2,343
CDX.BP.IG-20 5-Year Index	1.000%	06/20/2018	4,000	20	0
CDX.IG-16 5-Year Index	1.000%	06/20/2016	60,000	935	841
CDX.IG-19 5-Year Index	1.000%	12/20/2017	3,971,730	34,914	21,601
CDX.IG-19 10-Year Index	1.000%	12/20/2022	36,700	(898)	150

				$49,035	$24,935

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	1.600%	06/16/2015	CAD	1,183,600	$2,054	$429
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	3,000	(12)	(13)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		92,000	1,646	1,425
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		40,100	200	(74)
Receive	6-Month EUR-EURIBOR	2.000%	09/18/2023	EUR	165,100	(4,020)	(1,798)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	12,080,000	(3,706)	(2,263)

						$(3,838)	$(2,294)

(k)	Securities with an aggregate market value of $12,720 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(l)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	1.000%	03/20/2021	3.609%	$	5,000	$(869)	$(436)	$(433)
Alcoa, Inc.	CBK	1.000%	03/20/2021	3.609%		2,800	(486)	(242)	(244)
Alcoa, Inc.	HUS	1.000%	03/20/2016	1.478%		4,400	(47)	(225)	178
Alcoa, Inc.	MYC	1.000%	06/20/2015	0.975%		1,400	3	(156)	159
Alcoa, Inc.	MYC	1.000%	03/20/2016	1.478%		450	(5)	(24)	19
Alcoa, Inc.	RYL	1.000%	06/20/2021	3.632%		2,600	(464)	(232)	(232)
American International Group, Inc.	GST	1.000%	09/20/2021	1.414%		15,000	(572)	(1,601)	1,029
Anadarko Petroleum Corp.	FBF	1.000%	09/20/2017	0.937%		700	1	(20)	21
Anadarko Petroleum Corp.	MYC	1.000%	06/20/2017	0.870%		20,500	105	(1,076)	1,181
Anadarko Petroleum Corp.	MYC	1.000%	09/20/2017	0.937%		11,000	26	(284)	310
ArcelorMittal	GST	1.000%	03/20/2016	2.418%		8,400	(356)	(325)	(31)
ArcelorMittal	HUS	1.000%	03/20/2016	2.418%		900	(38)	(40)	2
ArcelorMittal	MYC	1.000%	03/20/2016	2.418%		6,400	(271)	(392)	121
AT&T, Inc.	FBF	1.000%	03/20/2023	1.158%		21,400	(413)	(575)	162
Bank of America Corp.	FBF	1.000%	09/20/2017	1.171%		3,200	(25)	(243)	218
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2017	0.722%		65,050	846	(865)	1,711
Berkshire Hathaway Finance Corp.	UAG	1.000%	12/20/2017	0.722%		1,800	24	(26)	50
BHP Billiton Finance USA Ltd.	FBF	1.000%	12/20/2015	0.369%		200	3	1	2
BHP Billiton Finance USA Ltd.	MYC	1.000%	12/20/2015	0.369%		5,700	99	14	85
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2016	0.463%		900	17	10	7
BNP Paribas S.A.	DUB	3.000%	03/20/2016	2.045%	EUR	5,100	181	(468)	649
BNP Paribas S.A.	GST	3.000%	03/20/2016	2.045%		2,600	92	(245)	337
BP Capital Markets America, Inc.	BOA	1.000%	06/20/2015	0.323%	$	3,000	47	21	26
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.323%		13,500	212	32	180

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	97

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.437%	$	1,500	$26	$3	$23
BP Capital Markets America, Inc.	GST	1.000%	06/20/2015	0.323%		5,000	79	12	67
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.437%		2,500	43	5	38
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	0.463%		8,700	154	78	76
BP Capital Markets America, Inc.	JPM	1.000%	06/20/2015	0.323%		2,600	41	5	36
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.437%		19,200	329	137	192
Brazil Government International Bond	BOA	1.000%	12/20/2015	0.959%		14,700	21	(124)	145
Brazil Government International Bond	BPS	1.000%	09/20/2017	1.240%		600	(6)	(13)	7
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.916%		7,500	17	(64)	81
Brazil Government International Bond	BRC	1.000%	06/20/2017	1.185%		35,000	(261)	(498)	237
Brazil Government International Bond	CBK	1.000%	06/20/2015	0.864%		5,000	16	(97)	113
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.994%		39,800	23	(275)	298
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.959%		3,500	5	(33)	38
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.185%		59,300	(442)	(834)	392
Brazil Government International Bond	DUB	1.000%	06/20/2021	1.681%		7,600	(381)	(314)	(67)
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.916%		3,400	8	(34)	42
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.994%		25,000	14	(153)	167
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.185%		26,700	(199)	(384)	185
Brazil Government International Bond	HUS	1.000%	06/20/2021	1.681%		8,400	(421)	(349)	(72)
Brazil Government International Bond	JPM	1.000%	12/20/2014	0.786%		2,800	11	(25)	36
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.916%		8,500	19	(81)	100
Brazil Government International Bond	JPM	1.000%	12/20/2015	0.959%		6,100	9	(45)	54
Brazil Government International Bond	UAG	1.000%	06/20/2015	0.864%		2,000	6	(24)	30
Canadian Natural Resources Ltd.	DUB	1.000%	12/20/2015	0.416%		25,000	412	123	289
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	0.416%		6,000	99	18	81
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	0.367%		5,100	83	(17)	100
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	0.367%		5,100	83	(17)	100
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	0.416%		3,600	59	12	47
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.369%		12,500	250	173	77
Caterpillar, Inc.	BPS	1.000%	03/20/2016	0.369%		9,200	184	126	58
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.369%		5,200	104	71	33
China Government International Bond	BOA	1.000%	09/20/2017	0.610%		13,700	243	(98)	341
China Government International Bond	CBK	1.000%	09/20/2017	0.610%		17,400	309	(109)	418
China Government International Bond	DUB	1.000%	09/20/2022	1.117%		2,200	(24)	(75)	51
China Government International Bond	FBF	1.000%	09/20/2017	0.610%		15,000	266	(154)	420
China Government International Bond	FBF	1.000%	09/20/2022	1.117%		8,600	(95)	(293)	198
China Government International Bond	MYC	1.000%	09/20/2017	0.610%		10,000	178	(59)	237
China Government International Bond	RYL	1.000%	09/20/2017	0.610%		10,000	178	(59)	237
China Government International Bond	UAG	1.000%	09/20/2017	0.610%		19,300	342	(202)	544
Citigroup, Inc.	DUB	1.000%	09/20/2017	0.967%		1,800	2	(143)	145
Citigroup, Inc.	MYC	1.000%	12/20/2017	1.023%		3,000	(4)	(76)	72
Comcast Corp.	RYL	1.000%	12/20/2015	0.230%		1,200	26	0	26
Danone S.A.	DUB	1.000%	03/20/2016	0.394%		2,100	39	34	5
E.ON International Finance BV	CBK	1.000%	03/20/2017	0.656%		17,700	255	77	178
E.ON International Finance BV	HUS	1.000%	03/20/2016	0.504%		1,000	16	11	5
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	09/20/2015	0.261%		5,000	93	(24)	117
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	12/20/2015	0.299%		1,700	33	(7)	40
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2015	0.299%		5,000	97	(32)	129
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	06/20/2016	0.358%		1,100	23	0	23
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2015	0.299%		1,800	35	(4)	39
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	06/20/2016	0.358%		5,000	105	10	95
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	09/20/2015	0.261%		2,000	37	(8)	45
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	0.299%		1,300	26	5	21
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	0.261%		1,600	30	(8)	38
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.358%		3,000	62	1	61
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	06/20/2015	0.214%		10,000	179	(53)	232
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	09/20/2015	0.261%		3,000	56	(14)	70
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	12/20/2015	0.299%		2,000	39	8	31
Finmeccanica Finance S.A.	FBF	5.000%	03/20/2018	3.906%	EUR	6,100	379	499	(120)
Finmeccanica Finance S.A.	GST	5.000%	03/20/2018	3.906%		9,600	596	802	(206)
Ford Motor Co.	DUB	5.000%	09/20/2017	1.536%	$	6,700	996	774	222
Ford Motor Co.	FBF	5.000%	09/20/2017	1.536%		2,900	431	328	103
Ford Motor Credit Co. LLC	UAG	5.000%	09/20/2017	1.348%		900	141	106	35
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	06/20/2016	0.860%		1,500	11	(16)	27
Freeport-McMoRan Copper & Gold, Inc.	GST	1.000%	06/20/2016	0.860%		7,100	51	(77)	128
Freeport-McMoRan Copper & Gold, Inc.	RYL	1.000%	03/20/2016	0.807%		12,500	102	(48)	150
General Electric Capital Corp.	BOA	1.000%	12/20/2015	0.542%		14,400	185	(420)	605
General Electric Capital Corp.	CBK	1.000%	09/20/2016	0.705%		500	5	(10)	15
General Electric Capital Corp.	CBK	1.000%	09/20/2019	1.233%		1,000	(15)	(102)	87
Goldman Sachs Group, Inc.	BPS	1.000%	03/20/2018	1.308%		25,000	(344)	(345)	1

98	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Italy Government International Bond	CBK	1.000%	09/20/2017	2.836%	$	18,400	$(1,363)	$(1,780)	$417
JPMorgan Chase & Co.	BOA	1.000%	09/20/2017	0.767%		5,000	50	(29)	79
JPMorgan Chase & Co.	BOA	1.000%	12/20/2017	0.816%		6,790	58	(51)	109
JPMorgan Chase & Co.	BOA	1.000%	03/20/2018	0.859%		1,400	10	(12)	22
Lafarge S.A.	BOA	1.000%	09/20/2016	1.829%		500	(14)	(38)	24
Lafarge S.A.	FBF	1.000%	06/20/2016	1.689%		10,200	(219)	(686)	467
Lafarge S.A.	MYC	1.000%	06/20/2016	1.689%		1,700	(36)	(119)	83
Merrill Lynch & Co., Inc.	UAG	1.000%	06/20/2018	1.111%		4,000	(15)	(423)	408
MetLife, Inc.	BOA	1.000%	12/20/2015	0.626%		12,500	130	(698)	828
MetLife, Inc.	BOA	1.000%	03/20/2016	0.683%		2,600	25	(78)	103
MetLife, Inc.	BOA	1.000%	12/20/2017	1.109%		6,200	(33)	(243)	210
MetLife, Inc.	BOA	1.000%	06/20/2021	1.525%		25,000	(994)	(1,593)	599
MetLife, Inc.	BRC	1.000%	12/20/2017	1.109%		10,300	(55)	(388)	333
MetLife, Inc.	CBK	1.000%	03/20/2016	0.683%		3,400	32	(70)	102
MetLife, Inc.	CBK	1.000%	09/20/2016	0.811%		600	4	(18)	22
MetLife, Inc.	DUB	1.000%	12/20/2014	0.386%		15,000	166	(840)	1,006
MetLife, Inc.	DUB	1.000%	03/20/2016	0.683%		1,600	15	(39)	54
MetLife, Inc.	DUB	5.000%	09/20/2019	1.394%		1,100	241	134	107
MetLife, Inc.	FBF	1.000%	09/20/2017	1.054%		20,000	(51)	(1,708)	1,657
MetLife, Inc.	GST	1.000%	03/20/2015	0.436%		2,100	24	(118)	142
MetLife, Inc.	GST	1.000%	12/20/2015	0.626%		16,600	172	(758)	930
MetLife, Inc.	JPM	1.000%	12/20/2015	0.626%		4,300	45	(192)	237
MetLife, Inc.	JPM	1.000%	03/20/2016	0.683%		1,400	14	(33)	47
MetLife, Inc.	UAG	1.000%	12/20/2015	0.626%		7,500	77	(370)	447
Mexico Government International Bond	BOA	1.000%	06/20/2016	0.618%		7,100	89	7	82
Mexico Government International Bond	BPS	1.000%	09/20/2017	0.838%		21,200	157	(287)	444
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.519%		3,800	47	(48)	95
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.558%		4,200	52	(66)	118
Mexico Government International Bond	BRC	1.000%	09/20/2022	1.344%		10,700	(311)	(501)	190
Mexico Government International Bond	CBK	1.000%	06/20/2016	0.618%		9,400	118	(31)	149
Mexico Government International Bond	CBK	1.000%	09/20/2017	0.838%		7,600	56	(109)	165
Mexico Government International Bond	DUB	1.000%	12/20/2014	0.419%		2,500	26	(49)	75
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.519%		6,000	74	(60)	134
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.618%		6,000	75	0	75
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.782%		9,500	89	(47)	136
Mexico Government International Bond	DUB	1.000%	09/20/2017	0.838%		23,200	171	(278)	449
Mexico Government International Bond	DUB	1.000%	09/20/2022	1.344%		10,100	(294)	(461)	167
Mexico Government International Bond	FBF	1.000%	09/20/2017	0.838%		5,200	38	(78)	116
Mexico Government International Bond	GST	1.000%	09/20/2017	0.838%		8,400	62	(125)	187
Mexico Government International Bond	GST	1.000%	03/20/2018	0.932%		33,000	116	158	(42)
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.591%		23,000	286	(76)	362
Mexico Government International Bond	HUS	1.000%	06/20/2016	0.618%		6,000	75	6	69
Mexico Government International Bond	HUS	1.000%	09/20/2017	0.838%		5,500	41	(77)	118
Mexico Government International Bond	JPM	1.000%	06/20/2015	0.471%		800	10	0	10
Mexico Government International Bond	JPM	1.000%	06/20/2016	0.618%		19,000	238	(9)	247
Mexico Government International Bond	JPM	1.000%	09/20/2017	0.838%		24,500	180	(254)	434
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.591%		27,000	336	(89)	425
Mexico Government International Bond	MYC	1.000%	06/20/2017	0.782%		10,000	94	(42)	136
Mexico Government International Bond	MYC	1.000%	03/20/2018	0.932%		18,900	67	92	(25)
Mexico Government International Bond	UAG	1.000%	06/20/2017	0.782%		500	5	(2)	7
Pacific Gas & Electric Co.	BRC	3.650%	03/20/2014	0.141%		800	29	0	29
Pacific Gas & Electric Co.	DUB	1.000%	06/20/2021	1.159%		2,000	(19)	(88)	69
Petrobras International Finance Co.	BPS	1.000%	06/20/2018	1.991%		58,900	(2,853)	(2,867)	14
Petrobras International Finance Co.	HUS	1.000%	12/20/2013	0.804%		8,800	14	(27)	41
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.457%		1,900	(22)	(61)	39
Petrobras International Finance Co.	MYC	1.000%	03/20/2018	1.946%		5,500	(244)	(249)	5
Pfizer, Inc.	DUB	1.000%	09/20/2017	0.311%		7,700	239	116	123
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.453%		1,600	22	(4)	26
Potash Corp. of Saskatchewan, Inc.	CBK	1.000%	12/20/2015	0.453%		5,000	70	(37)	107
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.453%		3,100	43	(11)	54
Potash Corp. of Saskatchewan, Inc.	FBF	1.000%	12/20/2015	0.453%		2,500	36	(18)	54
Prudential Financial, Inc.	BRC	1.000%	12/20/2017	1.169%		4,500	(39)	(123)	84
Prudential Financial, Inc.	FBF	1.000%	09/20/2017	1.113%		20,000	(111)	(1,267)	1,156
Rio Tinto Finance USA Ltd.	BRC	1.000%	09/20/2015	0.568%		1,900	20	(4)	24
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.401%		100	2	1	1
Rogers Communications, Inc.	FBF	1.000%	06/20/2016	0.401%		3,000	60	20	40
Rogers Communications, Inc.	JPM	1.000%	06/20/2016	0.401%		3,700	74	25	49
Russia Government International Bond	CBK	1.000%	06/20/2015	0.930%		9,500	22	(135)	157
Russia Government International Bond	CBK	1.000%	03/20/2016	1.110%		21,900	(50)	(236)	186
Russia Government International Bond	GST	1.000%	09/20/2017	1.455%		12,100	(225)	(688)	463

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	99

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Russia Government International Bond	HUS	1.000%	03/20/2016	1.110%	$	14,600	$(34)	$(199)	$165
Russia Government International Bond	HUS	1.000%	09/20/2017	1.455%		5,400	(100)	(303)	203
Russia Government International Bond	JPM	1.000%	09/20/2017	1.455%		19,500	(361)	(998)	637
Russia Government International Bond	MYC	1.000%	12/20/2014	0.861%		1,500	4	(56)	60
Russia Government International Bond	MYC	1.000%	06/20/2016	1.152%		10,100	(39)	(136)	97
Russia Government International Bond	RYL	1.000%	03/20/2016	1.110%		22,000	(51)	(227)	176
Russia Government International Bond	UAG	1.000%	06/20/2015	0.930%		10,000	23	(152)	175
Russia Government International Bond	UAG	1.000%	06/20/2016	1.152%		9,000	(35)	(117)	82
RZD Capital Ltd.	MYC	1.000%	03/20/2016	1.175%		300	(2)	(16)	14
RZD Capital Ltd.	RYL	1.000%	03/20/2016	1.175%		400	(2)	(21)	19
Shell International Finance BV	BOA	1.000%	03/20/2017	0.446%		100	2	1	1
Shell International Finance BV	FBF	1.000%	09/20/2016	0.398%		300	7	6	1
SLM Corp.	BOA	5.000%	03/20/2016	1.691%		1,100	106	(10)	116
SLM Corp.	GST	5.000%	12/20/2016	2.171%		2,200	225	(86)	311
Spain Government International Bond	DUB	1.000%	12/20/2015	2.335%		4,400	(150)	(260)	110
Teck Resources Ltd.	BRC	1.000%	12/20/2015	0.824%		3,600	17	(54)	71
Teck Resources Ltd.	CBK	1.000%	09/20/2016	1.093%		1,500	(5)	(32)	27
Telecom Italia SpA	BOA	1.000%	06/20/2018	3.709%		5,000	(598)	(600)	2
Telecom Italia SpA	FBF	1.000%	12/20/2015	2.332%	EUR	3,600	(163)	(184)	21
Telecom Italia SpA	HUS	1.000%	09/20/2015	2.132%		5,000	(178)	(235)	57
Telecom Italia SpA	JPM	1.000%	12/20/2015	2.332%		8,600	(391)	(577)	186
Tesco PLC	HUS	1.000%	03/20/2016	0.459%	$	4,100	68	52	16
Toyota Motor Credit Corp.	CBK	1.000%	06/20/2016	0.460%		2,000	35	(5)	40
Toyota Motor Credit Corp.	FBF	1.000%	06/20/2016	0.460%		7,900	139	(33)	172
Toyota Motor Credit Corp.	HUS	1.000%	06/20/2016	0.460%		11,000	194	(65)	259
Wells Fargo & Co.	BOA	1.000%	12/20/2016	0.472%		400	8	(18)	26
Xstrata Finance Canada Ltd.	BRC	1.000%	03/20/2016	0.966%	EUR	3,600	6	(90)	96
Xstrata Finance Canada Ltd.	MYC	1.000%	03/20/2016	0.966%		5,500	10	(134)	144

							$(438)	$(32,574)	$32,136

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-17 5-Year Index	BRC	1.000%	12/20/2016	$	4,460	$67	$9	$58
CDX.IG-17 5-Year Index	FBF	1.000%	12/20/2016		28,600	430	111	319
CDX.IG-18 10-Year Index	BOA	1.000%	06/20/2022		8,500	(163)	(342)	179
MCDX-18 5-Year Index	CBK	1.000%	06/20/2017		52,600	(84)	(1,165)	1,081
MCDX-18 5-Year Index	DUB	1.000%	06/20/2017		32,300	(52)	(832)	780

						$198	$(2,219)	$2,417

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG	BRL	388,500	$(4,272)	$(910)	$(3,362)
Pay	1-Year BRL-CDI	8.210%	01/02/2017	JPM		216,500	(2,348)	(426)	(1,922)
Pay	1-Year BRL-CDI	8.220%	01/02/2017	MYC		180,000	(1,930)	(751)	(1,179)
Pay	1-Year BRL-CDI	8.285%	01/02/2017	DUB		15,700	(159)	(24)	(135)
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		540,000	(4,977)	(186)	(4,791)
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS		416,200	(3,871)	(599)	(3,272)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		76,300	(604)	(72)	(532)

100	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS	BRL	318,000	$(2,064)	$1,083	$(3,147)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		20,000	(151)	(8)	(143)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		15,100	(74)	(58)	(16)
Pay	1-Year BRL-CDI	8.910%	01/02/2017	BOA		243,900	(602)	304	(906)
Pay	3-Month CAD-Bank Bill	1.600%	06/16/2015	RBC	CAD	1,100	2	2	0
Pay	3-Month ZAR-JIBAR	5.610%	09/19/2017	JPM	ZAR	273,200	(422)	0	(422)
Pay	3-Month ZAR-JIBAR	5.660%	09/19/2017	JPM		140,000	(187)	21	(208)
Pay	3-Month ZAR-JIBAR	6.000%	09/19/2017	GLM		196,000	27	133	(106)
Pay	3-Month ZAR-JIBAR	6.000%	09/19/2017	HUS		87,300	12	41	(29)
Pay	3-Month ZAR-JIBAR	5.940%	10/09/2017	BRC		125,000	(1)	57	(58)
Pay	3-Month ZAR-JIBAR	5.940%	10/09/2017	FBF		50,000	(1)	7	(8)
Pay	3-Month ZAR-JIBAR	5.940%	10/09/2017	JPM		300,000	(3)	(6)	3
Pay	3-Month ZAR-JIBAR	5.950%	10/09/2017	GST		125,000	5	63	(58)
Pay	3-Month ZAR-JIBAR	6.000%	03/20/2018	BRC		101,300	(44)	(49)	5
Pay	3-Month ZAR-JIBAR	6.000%	03/20/2018	HUS		450,000	(197)	(553)	356
Pay	3-Month ZAR-JIBAR	6.000%	03/20/2018	JPM		50,400	(22)	(66)	44
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM	AUD	42,500	2,863	(263)	3,126
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	BRC		12,600	1,117	209	908
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK		19,500	1,729	99	1,630
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		32,200	2,856	391	2,465
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	JPM		29,200	2,590	93	2,497
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,264,200	2,912	116	2,796
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	CBK		165,000	380	191	189
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		272,500	627	(24)	651
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		2,173,000	5,005	20	4,985
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	JPM		114,100	263	(7)	270
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	UAG		240,200	553	113	440
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MYC		225,000	84	(163)	247
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		291,000	2,034	315	1,719
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	HUS		229,000	1,601	207	1,394
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	JPM		62,000	434	38	396
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		336,000	2,349	267	2,082
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		1,048,900	12,240	2,219	10,021
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	JPM		8,500	99	15	84
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		204,600	2,387	569	1,818
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	BRC		812,200	6,130	329	5,801
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	HUS		288,000	2,174	399	1,775
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BRC		420,400	3,257	625	2,632
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	HUS		244,300	1,893	275	1,618
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	MYC		445,300	3,450	598	2,852
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	UAG		178,000	1,379	277	1,102

							$38,523	$4,911	$33,612

(m)	Purchased options outstanding as of March 31, 2013:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.950%	04/29/2013	$	80,500	$161	$141
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.860%	04/29/2013		21,500	143	143
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		134,100	10,630	11,819
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.860%	04/29/2013		21,100	141	141

								$11,075	$12,244

(n)	Written options outstanding as of March 31, 2013:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note May Futures	$129.000	04/26/2013	188	$76	$(7)
Call - CBOT U.S. Treasury 10-Year Note May Futures	132.500	04/26/2013	188	48	(59)

				$124	$(66)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	101

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	335,700	$1,188	$(1,406)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		335,700	1,188	(24)
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	123,300	230	(220)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		123,300	274	(260)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		34,700	67	(62)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		34,700	76	(73)
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		73,200	133	(130)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		73,200	149	(154)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		37,800	78	(67)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		37,800	78	(80)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		135,100	260	(241)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		135,100	260	(285)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		102,000	209	(23)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.850%	04/24/2013		112,000	157	(1)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		57,300	98	(13)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		78,100	158	(18)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		18,000	32	(4)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013	$	3,810,700	2,687	(2,967)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013		3,810,700	2,687	(56)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		54,900	150	(8)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		46,900	82	(7)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.350%	04/29/2013		80,500	201	(7)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		256,700	622	(39)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		563,200	10,588	(9,991)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		155,200	371	(23)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	04/29/2013		30,300	12	(3)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.150%	04/29/2013		30,300	30	(19)
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013	EUR	92,700	401	(15)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		98,500	508	(42)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		23,300	105	(10)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		47,100	244	(20)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013		14,400	68	(2)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		20,500	121	(9)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.920%	04/29/2013	$	48,300	139	(139)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		55,500	193	(203)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		55,500	386	(171)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		54,400	245	(199)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		54,400	394	(167)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		89,300	385	(327)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		89,300	551	(274)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.920%	04/29/2013		47,400	137	(137)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		65,500	245	(240)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		65,500	325	(201)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		130,900	609	(479)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		130,900	964	(402)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		42,800	148	(157)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		42,800	198	(131)

								$28,431	$(19,506)

Inflation-Capped Options
Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$21,500	$178	$(38)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	19,600	253	(37)

						$431	$(75)

Transactions in written call and put options for the period ended March 31, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	2,904	$11,948,900	EUR	145,500	$35,800
Sales	9,212	8,563,700		1,472,100	46,147
Closing Buys	(1,514)	(1,211,500)		0	(14,967)
Expirations	(9,531)	(5,862,700)		(145,500)	(30,692)
Exercised	(695)	(2,914,000)		0	(7,302)

Balance at 03/31/2013	376	$10,524,400	EUR	1,472,100	$28,986

102	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(o)	Restricted securities as of March 31, 2013:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SLM Corp.	4.280%	01/26/2015	08/03/2010	$1,760	$1,959	0.01%

(p)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	AUD	1,387	$	1,441	BRC	$0	$(3)	$(3)
04/2013		1,637		1,678	HUS	0	(27)	(27)
04/2013		48,994		50,336	WST	0	(670)	(670)
04/2013	BRL	15,063		7,285	UAG	0	(169)	(169)
04/2013	EUR	718,518		940,544	CBK	19,511	0	19,511
04/2013		1,769		2,321	DUB	53	0	53
04/2013		87,300		116,011	GLM	4,105	0	4,105
04/2013		850		1,086	JPM	0	(4)	(4)
04/2013		10,000		12,936	UAG	117	0	117
04/2013	GBP	1,691	EUR	2,000	BRC	0	(5)	(5)
04/2013		52,173	$	79,094	BOA	0	(180)	(180)
04/2013	JPY	903,124		9,454	BPS	1	(142)	(141)
04/2013		299,944		3,223	BRC	36	0	36
04/2013		305,528		3,238	CBK	0	(8)	(8)
04/2013		639,158		6,665	DUB	0	(125)	(125)
04/2013		341,414		3,655	RYL	28	0	28
04/2013	MXN	9,391		700	FBF	0	(60)	(60)
04/2013		27,287		2,110	JPM	0	(99)	(99)
04/2013		11,575		900	MSC	0	(37)	(37)
04/2013		4,188		328	UAG	0	(11)	(11)
04/2013	$	7,319	BRL	15,063	UAG	135	0	135
04/2013		5,937	EUR	4,566	BPS	0	(84)	(84)
04/2013		954		733	BRC	0	(14)	(14)
04/2013		10,114		7,804	CBK	0	(110)	(110)
04/2013		1,036,628		806,087	HUS	0	(3,345)	(3,345)
04/2013		910		697	MSC	0	(17)	(17)
04/2013		346	GBP	228	FBF	1	0	1
04/2013		78,709		51,945	WST	218	0	218
04/2013		11,388	JPY	1,073,937	CBK	22	0	22
04/2013		5,714		532,436	FBF	13	(71)	(58)
04/2013		3,500		331,376	GLM	20	0	20
04/2013		156		14,547	HUS	0	(1)	(1)
04/2013		1,659		154,983	JPM	0	(12)	(12)
04/2013		674		63,040	MSC	0	(4)	(4)
04/2013		3,103		296,367	RBC	46	0	46
04/2013		164	MXN	2,155	DUB	10	0	10
04/2013		822		10,569	HUS	34	0	34
04/2013		322		4,220	JPM	19	0	19
04/2013		1,553		20,314	MSC	92	0	92
04/2013		1,150		15,183	UAG	79	0	79
04/2013		520	ZAR	4,520	HUS	0	(30)	(30)
04/2013	ZAR	4,520	$	506	JPM	16	0	16
05/2013	EUR	806,087		1,036,854	HUS	3,376	0	3,376
05/2013	GBP	51,945		78,697	WST	0	(219)	(219)
05/2013	$	1,233	EUR	961	DUB	0	(1)	(1)
05/2013		60		47	JPM	0	0	0
05/2013		125	GBP	82	DUB	0	0	0
06/2013	CAD	4,068	$	3,976	BPS	0	(21)	(21)
06/2013	MXN	19,236		1,533	MSC	0	(12)	(12)
06/2013	$	1,843	CAD	1,898	CBK	22	0	22
06/2013		1,190	MXN	15,048	JPM	19	0	19
06/2013		325		4,188	UAG	11	0	11

						$27,984	$(5,481)	$22,503

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	103

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

(q)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$0	$2,317	$2,317
Corporate Bonds & Notes
Banking & Finance	0	3,657,821	10,750	3,668,571
Industrials	0	5,352,008	135,703	5,487,711
Utilities	0	1,580,773	7,720	1,588,493
Municipal Bonds & Notes
Arizona	0	3,594	0	3,594
California	0	644,344	0	644,344
Colorado	0	117	0	117
District of Columbia	0	4,577	0	4,577
Florida	0	8,727	0	8,727
Georgia	0	10,739	0	10,739
Illinois	0	8,315	0	8,315
Indiana	0	6,325	0	6,325
Iowa	0	4,880	0	4,880
Louisiana	0	111	0	111
Massachusetts	0	12,067	0	12,067
Mississippi	0	4,277	0	4,277
New Jersey	0	55,486	0	55,486
New York	0	320,091	0	320,091
North Carolina	0	3,518	0	3,518
Ohio	0	143,802	0	143,802
Pennsylvania	0	28,125	0	28,125
Tennessee	0	16,007	0	16,007
Texas	0	133,802	0	133,802
Washington	0	7,981	0	7,981
Wisconsin	0	4,073	0	4,073
U.S. Government Agencies	0	2,110	0	2,110
U.S. Treasury Obligations	0	2,096,843	0	2,096,843
Mortgage-Backed Securities	0	65,364	0	65,364

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Asset-Backed Securities	$0	$25,015	$0	$25,015
Sovereign Issues	0	987,088	0	987,088
Convertible Preferred Securities
Banking & Finance	258	0	0	258
Preferred Securities
Banking & Finance	15,984	0	0	15,984
Short-Term Instruments
Certificates of Deposit	0	12,441	0	12,441
Repurchase Agreements	0	41,666	0	41,666
U.S. Treasury Bills	0	7,569	0	7,569
Central Funds Used for Cash Management Purposes	308,539	0	0	308,539
Purchased Options
Interest Rate Contracts	0	12,244	0	12,244
	$324,781	$15,261,900	$156,490	$15,743,171

Financial Derivative Instruments - Assets
Credit Contracts	0	60,960	0	60,960
Foreign Exchange Contracts	0	27,984	0	27,984
Interest Rate Contracts	1,732	55,760	0	57,492
	$1,732	$144,704	$0	$146,436

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,472)	0	(1,472)
Foreign Exchange Contracts	0	(5,481)	0	(5,481)
Interest Rate Contracts	0	(44,014)	(75)	(44,089)
	$0	$(50,967)	$(75)	$(51,042)

Totals	$326,513	$15,355,637	$156,415	$15,838,565

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Investments, at value
Bank Loan Obligations	$0	$2,288	$0	$3	$0	$26	$0	$0	$2,317	$26
Corporate Bonds & Notes
Banking & Finance	0	10,079	0	(3)	0	674	0	0	10,750	674
Industrials	161,096	1,752	(16,521)	(496)	(632)	1,614	0	(11,110)	135,703	1,178
Utilities	0	7,618	0	(5)	0	107	0	0	7,720	107
Purchased Options
Interest Rate Contracts	10,209	0	(10,057)	0	(984)	832	0	0	0	0

	$171,305	$21,737	$(26,578)	$(501)	$(1,616)	$3,253	$0	$(11,110)	$156,490	$1,985

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(69)	$0	$0	$0	$0	$(6)	$0	$0	$(75)	$(6)

Totals	$171,236	$21,737	$(26,578)	$(501)	$(1,616)	$3,247	$0	$(11,110)	$156,415	$1,979

104	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$2,317	Third Party Vendor	Broker Quote	100.75
Corporate Bonds & Notes
Banking & Finance	10,750	Third Party Vendor	Broker Quote	107.50
Industrials	135,703	Third Party Vendor	Broker Quote	103.00-116.75
Utilities	7,720	Third Party Vendor	Broker Quote	108.39

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(75)	Indicative Market Quotation	Broker Quote	0.17-0.19

Total	$156,415

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(r)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$12,244	$12,244
Variation margin receivable on financial derivative instruments (2)	0	5,099	0	0	1,822	6,921
Unrealized appreciation on foreign currency contracts	0	0	0	27,984	0	27,984
Unrealized appreciation on OTC swap agreements	0	36,025	0	0	53,906	89,931

	$0	$41,124	$0	$27,984	$67,972	$137,080

Liabilities:
Written options outstanding	$0	$0	$0	$0	$19,647	$19,647
Variation margin payable on financial derivative instruments (2)	0	0	0	0	77	77
Unrealized depreciation on foreign currency contracts	0	0	0	5,481	0	5,481
Unrealized depreciation on OTC swap agreements	0	1,472	0	0	20,294	21,766

	$0	$1,472	$0	$5,481	$40,018	$46,971

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	105

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

March 31, 2013

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(14,940)	$(14,940)
Net realized gain on futures contracts	0	0	0	0	26,461	26,461
Net realized gain on written options	0	4,954	0	282	19,459	24,695
Net realized gain on swaps	0	79,041	0	0	110,405	189,446
Net realized gain on foreign currency transactions	0	0	0	3,662	0	3,662

	$0	$83,995	$0	$3,944	$141,385	$229,324

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$4,063	$4,063
Net change in unrealized appreciation on futures contracts	0	0	0	0	377	377
Net change in unrealized appreciation on written options	0	45	0	0	274	319
Net change in unrealized appreciation (depreciation) on swaps	0	51,949	0	0	(31,910)	20,039
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	20,917	0	20,917

	$0	$51,994	$0	$20,917	$(27,196)	$45,715

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $1,732 and open centrally cleared swaps cumulative appreciation/(depreciation) of $22,641 as reported in the Notes to Schedule of Investments.

(s)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(2,838)	$1,855	$(983)
BPS	(6,041)	5,245	(796)
BRC	15,628	(15,820)	(192)
CBK	20,668	(23,080)	(2,412)
DUB	5,594	(5,220)	374
FBF	529	(840)	(311)
GLM	(1,020)	661	(359)
GST	565	(1,220)	(655)
HUS	18,679	(18,740)	(61)
JPM	1,747	(1,050)	697
MSC	22	(57)	(35)
MYC	5,887	(9,915)	(4,028)
RBC	48	0	48
RYL	(3,738)	3,498	(240)
UAG	(1,610)	1,461	(149)
WST	(671)	0	(671)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

106	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Portfolio

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 10.5%

BANKING & FINANCE 8.7%
American International Group, Inc.
4.250% due 05/15/2013	$300	$301
Banco do Brasil S.A.
3.875% due 10/10/2022	400	388
Bank of America Corp.
7.625% due 06/01/2019	1,400	1,782
Bank of America N.A.
0.560% due 06/15/2016	500	487
Citigroup, Inc.
4.500% due 01/14/2022	1,100	1,226
5.500% due 10/15/2014	250	267
Export-Import Bank of Korea
1.250% due 11/20/2015	200	201
4.375% due 09/15/2021	700	778
5.000% due 04/11/2022	1,700	1,975
5.875% due 01/14/2015	100	109
Ford Motor Credit Co. LLC
2.500% due 01/15/2016	2,500	2,550
Goldman Sachs Group, Inc.
1.296% due 02/07/2014	1,000	1,005
JPMorgan Chase & Co.
1.030% due 05/02/2014	1,300	1,308
3.150% due 07/05/2016	500	531
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	200	236
Merrill Lynch & Co., Inc.
6.875% due 11/15/2018	1,600	1,967
Morgan Stanley
5.375% due 10/15/2015	1,400	1,530
6.000% due 04/28/2015	400	436
Qatari Diar Finance QSC
3.500% due 07/21/2015	100	105
5.000% due 07/21/2020	2,300	2,633
Royal Bank of Scotland PLC
9.500% due 03/16/2022	200	231
Waha Aerospace BV
3.925% due 07/28/2020	2,250	2,405

		22,451

INDUSTRIALS 1.2%
Altria Group, Inc.
10.200% due 02/06/2039	300	507
Caterpillar, Inc.
0.459% due 05/21/2013	800	800
EOG Resources, Inc.
1.048% due 02/03/2014	700	705
Hewlett-Packard Co.
0.568% due 05/24/2013	900	900
Southwestern Energy Co.
4.100% due 03/15/2022	100	106
7.500% due 02/01/2018	100	123

		3,141

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 0.6%
Qtel International Finance Ltd.
4.750% due 02/16/2021	$1,300	$1,453

Total Corporate Bonds & Notes (Cost $26,386)		27,045

MUNICIPAL BONDS & NOTES 1.0%

WASHINGTON 1.0%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	2,500	2,591

Total Municipal Bonds & Notes (Cost $2,500)		2,591

U.S. GOVERNMENT AGENCIES 10.1%
Fannie Mae
4.500% due 05/01/2043	5,000	5,394
5.000% due 04/01/2043	4,000	4,334
5.500% due 09/01/2040 - 09/01/2041	14,286	15,585
Freddie Mac
1.375% due 10/25/2044	739	738

Total U.S. Government Agencies (Cost $26,080)		26,051

U.S. TREASURY OBLIGATIONS 38.9%
U.S. Treasury Inflation Protected Securities (b)
2.375% due 01/15/2027	3,311	4,518
2.500% due 01/15/2029	5,041	7,062
3.875% due 04/15/2029	630	1,027
U.S. Treasury Notes
0.125% due 09/30/2013	13,500	13,502
0.125% due 12/31/2013	5,400	5,400
0.250% due 01/31/2014	10,262	10,272
0.250% due 03/31/2014	7,900	7,907
0.500% due 10/15/2013	10,000	10,023
0.500% due 11/15/2013	4,000	4,010
0.750% due 12/15/2013	3,500	3,515
1.625% due 08/15/2022	3,600	3,557
1.625% due 11/15/2022	9,100	8,948
2.000% due 02/15/2023	17,800	18,042
3.375% due 06/30/2013	2,300	2,319

Total U.S. Treasury Obligations (Cost $99,873)		100,102

ASSET-BACKED SECURITIES 4.2%
Chase Issuance Trust
1.780% due 09/15/2015	2,700	2,720
Nelnet Student Loan Trust
1.001% due 07/25/2018	487	490
SLM Student Loan Trust
0.301% due 07/25/2017	397	396
0.480% due 03/15/2019	1,909	1,908

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.904% due 01/25/2029	$1,708	$1,727
1.401% due 10/25/2016	486	488
1.801% due 04/25/2023	2,177	2,267
South Carolina Student Loan Corp.
1.037% due 03/02/2020	800	805

Total Asset-Backed Securities (Cost $10,774)		10,801

SOVEREIGN ISSUES 1.4%
Brazil Government International Bond
7.125% due 01/20/2037	700	975
Qatar Government International Bond
4.000% due 01/20/2015	2,400	2,535

Total Sovereign Issues (Cost $3,470)		3,510

SHORT-TERM INSTRUMENTS 37.2%

REPURCHASE AGREEMENTS 3.3%
JPMorgan Securities, Inc.
0.240% due 04/01/2013	8,500	8,500

(Dated 03/28/2013. Collateralized by Freddie Mac 0.500% due 09/25/2015 valued at $8,686. Repurchase proceeds are $8,500.)

SHORT-TERM NOTES 4.0%
Federal Home Loan Bank
0.142% due 04/12/2013	9,100	9,099
0.183% due 05/08/2013 - 05/10/2013	1,100	1,100
Freddie Mac
0.162% due 04/24/2013	100	100

		10,299

U.S. TREASURY BILLS 3.2%
0.143% due 04/18/2013 - 01/09/2014 (a)(e)(f)	8,199	8,195

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 26.7%
PIMCO Short-Term Floating NAV Portfolio	6,844,773	68,496

Total Short-Term Instruments (Cost $95,570)		95,490

Total Investments 103.3% (Cost $264,653)		$265,590

Other Assets and Liabilities (Net) (3.3%)		(8,586)

Net Assets 100.0%		$257,004

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.
(d)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $12,664 at a weighted average interest rate of (0.978%).

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	107

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

(e)	Securities with an aggregate market value of $59 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 5-Year Note June Futures	Short	06/2013	105	$(61)

(f)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $140 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	03/21/2023	$	1,700	$(12)	$0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		1,200	69	(14)

						$57	$(14)

(g)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (2)	Notional Amount (3)		Market Value	Premiums (Received)	Unrealized (Depreciation)
Brazil Government International Bond	DUB	1.000%	09/20/2022	1.746%	$	400	$(25)	$(23)	$(2)
Brazil Government International Bond	HUS	1.000%	09/20/2022	1.746%		500	(31)	(30)	(1)
Dell, Inc.	GST	1.000%	12/20/2017	3.127%		500	(46)	(38)	(8)

							$(102)	$(91)	$(11)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(h)	Transactions in written call and put options for the period ended March 31, 2013:

	# of Contracts	Premium
Balance at 03/31/2012	0	$0
Sales	75	5
Closing Buys	0	0
Expirations	(75)	(5)
Exercised	0	0

Balance at 03/31/2013	0	$0

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$22,451	$0	$22,451
Industrials	0	3,141	0	3,141
Utilities	0	1,453	0	1,453
Municipal Bonds & Notes
Washington	0	2,591	0	2,591
U.S. Government Agencies	0	26,051	0	26,051
U.S. Treasury Obligations	0	100,102	0	100,102
Asset-Backed Securities	0	10,801	0	10,801
Sovereign Issues	0	3,510	0	3,510
Short-Term Instruments
Repurchase Agreements	0	8,500	0	8,500
Short-Term Notes	0	10,299	0	10,299

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
U.S. Treasury Bills	$0	$8,195	$0	$8,195
Central Funds Used for Cash Management Purposes	68,496	0	0	68,496
	$68,496	$197,094	$0	$265,590

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(11)	0	(11)
Interest Rate Contracts	(61)	(14)	0	(75)
	$(61)	$(25)	$0	$(86)

Totals	$68,435	$197,069	$0	$265,504

108	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$11	$11

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$1	$1
Unrealized depreciation on OTC swap agreements	0	11	0	0	0	11

	$0	$11	$0	$0	$1	$12

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$16	$16
Net realized gain on written options	0	0	0	0	5	5
Net realized gain (loss) on swaps	0	7	0	0	28	35

	$0	$7	$0	$0	$49	$56

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(61)	$(61)
Net change in unrealized (depreciation) on swaps	0	(11)	0	0	(14)	(25)

	$0	$(11)	$0	$0	$(75)	$(86)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(61) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(14) as reported in the Notes to Schedule of Investments.

(k)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
DUB	$(25)	$0	$(25)
GST	(46)	0	(46)
HUS	(31)	0	(31)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	109

Schedule of Investments PIMCO Moderate Duration Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 19.0%

BANKING & FINANCE 11.3%
Abbey National Treasury Services PLC
1.881% due 04/25/2014	$400	$404
Bank of America Corp.
3.625% due 03/17/2016	1,700	1,805
BM&FBovespa S.A.
5.500% due 07/16/2020	2,400	2,677
Citigroup, Inc.
4.587% due 12/15/2015	1,700	1,844
Credit Suisse
3.500% due 03/23/2015	400	422
Export-Import Bank of Korea
4.000% due 01/29/2021	2,000	2,164
4.375% due 09/15/2021	300	333
5.000% due 04/11/2022	900	1,046
Fidelity National Financial, Inc.
5.500% due 09/01/2022	1,100	1,252
Ford Motor Credit Co. LLC
2.500% due 01/15/2016	1,200	1,224
8.000% due 06/01/2014	900	968
Goldman Sachs Group, Inc.
0.884% due 09/29/2014	1,900	1,901
International Lease Finance Corp.
6.750% due 09/01/2016	300	340
7.125% due 09/01/2018	200	236
JPMorgan Chase & Co.
3.450% due 03/01/2016	400	426
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,200	1,416
Korea Development Bank
8.000% due 01/23/2014	900	952
Morgan Stanley
5.375% due 10/15/2015	600	656
National Australia Bank Ltd.
1.600% due 08/07/2015	600	611
QNB Finance Ltd.
3.125% due 11/16/2015	2,500	2,589
Rabobank Group
1.850% due 01/10/2014	300	303
Royal Bank of Scotland PLC
9.500% due 03/16/2022	2,400	2,773
SLM Corp.
5.000% due 04/15/2015	100	106
5.375% due 05/15/2014	800	837
5.500% due 01/25/2023	700	696
8.000% due 03/25/2020	1,000	1,164
Societe Generale SCF S.A.
1.060% due 06/19/2013	1,000	1,001
Vesey Street Investment Trust
4.404% due 09/01/2016	1,700	1,850

		31,996

INDUSTRIALS 7.2%
ADT Corp.
3.500% due 07/15/2022	1,200	1,199
Altria Group, Inc.
10.200% due 02/06/2039	500	845
American Airlines Pass-Through Trust
5.250% due 07/31/2022	451	491
Amgen, Inc.
3.875% due 11/15/2021	1,100	1,204
BHP Billiton Finance USA Ltd.
5.500% due 04/01/2014	900	946
CC Holdings GS LLC
3.849% due 04/15/2023	2,500	2,526

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Celgene Corp.
1.900% due 08/15/2017	$1,200	$1,220
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	600	624
9.000% due 01/08/2018	1,411	1,632
CSN Islands Corp.
6.875% due 09/21/2019	600	669
Ensco PLC
3.250% due 03/15/2016	300	320
General Electric Co.
2.700% due 10/09/2022	1,200	1,204
Google, Inc.
3.625% due 05/19/2021	1,200	1,334
Reynolds American, Inc.
6.750% due 06/15/2017	2,100	2,531
Southwestern Energy Co.
4.100% due 03/15/2022	100	106
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026	1,000	1,117
Verisk Analytics, Inc.
4.125% due 09/12/2022	1,200	1,245
Walgreen Co.
1.800% due 09/15/2017	1,200	1,216

		20,429

UTILITIES 0.5%
BP Capital Markets PLC
3.125% due 10/01/2015	500	528
3.625% due 05/08/2014	300	310
Shell International Finance BV
3.100% due 06/28/2015	400	423
Vodafone Group PLC
4.150% due 06/10/2014	200	208

		1,469

Total Corporate Bonds & Notes (Cost $53,251)		53,894

MUNICIPAL BONDS & NOTES 2.9%

CALIFORNIA 0.5%
University of California Revenue Bonds, (BABs), Series 2010
5.035% due 05/15/2021	700	807
University of California Revenue Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 05/15/2037	500	551

		1,358

ILLINOIS 0.4%
Chicago, Illinois General Obligation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2024	1,000	1,102

NEW YORK 0.6%
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.968% due 03/01/2036	500	631
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	1,050

		1,681

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
4.000% due 01/01/2017	$200	$225
5.000% due 01/01/2016	200	224

		449

TEXAS 0.9%
Harris County, Texas Metropolitan Transit Authority Revenue Bonds, (BABs), Series 2009
6.875% due 11/01/2038	2,000	2,434

WASHINGTON 0.4%
Energy Northwest, Washington Revenue Notes, Series 2012
2.147% due 07/01/2018	1,200	1,245

Total Municipal Bonds & Notes (Cost $8,171)		8,269

U.S. GOVERNMENT AGENCIES 10.0%
Fannie Mae
4.000% due 12/01/2039	670	715
4.500% due 04/01/2039 - 05/01/2043	5,934	6,401
5.000% due 04/01/2043	4,000	4,334
5.500% due 09/01/2038 - 09/01/2041	14,325	15,627
Freddie Mac
1.250% due 08/01/2019	1,100	1,097

Total U.S. Government Agencies (Cost $28,198)		28,174

U.S. TREASURY OBLIGATIONS 32.8%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022	3,154	3,437
0.125% due 07/15/2022	3,104	3,388
0.125% due 01/15/2023	4,190	4,530
1.750% due 01/15/2028	440	560
2.375% due 01/15/2025	855	1,150
2.375% due 01/15/2027	537	732
3.875% due 04/15/2029	2,101	3,423
U.S. Treasury Notes
0.250% due 02/28/2014	100	100
1.625% due 08/15/2022	7,800	7,707
1.625% due 11/15/2022	5,500	5,408
1.750% due 05/15/2022 (d)	37,781	37,929
2.000% due 02/15/2023	24,200	24,529

Total U.S. Treasury Obligations (Cost $92,733)		92,893

SOVEREIGN ISSUES 1.0%
Brazil Government International Bond
7.125% due 01/20/2037	2,000	2,785

Total Sovereign Issues (Cost $2,802)		2,785

SHORT-TERM INSTRUMENTS 37.2%

CERTIFICATES OF DEPOSIT 0.7%
Abbey National Treasury Services PLC
1.631% due 06/10/2013	700	702
Dexia Credit Local S.A.
1.400% due 09/20/2013	200	201
1.650% due 09/12/2013	1,100	1,104

		2,007

110	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 30.5%
Banc of America Securities LLC
0.210% due 04/01/2013	$12,500	$12,500
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.875% due 01/31/2017 valued at $12,772. Repurchase proceeds are $12,500.)
Credit Suisse Securities (USA) LLC
0.220% due 04/01/2013	11,000	11,000
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.625% due 09/30/2017 valued at $11,215. Repurchase proceeds are $11,000.)
Deutsche Bank Securities, Inc.
0.180% due 04/01/2013	33,900	33,900
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 5.250% due 11/15/2028 valued at $34,619. Repurchase proceeds are $33,901.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Securities, Inc.
0.230% due 04/01/2013	$16,400	$16,400
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 6.250% due 08/15/2023 valued at $16,766. Repurchase proceeds are $16,400)
0.240% due 04/01/2013	12,300	12,300
(Dated 03/28/2013. Collateralized by Freddie Mac 0.500% - 2.255% due 09/25/2015 - 12/05/2022 valued at $12,623. Repurchase proceeds are $12,300)
State Street Bank and Trust Co.
0.010% due 04/01/2013	333	333
(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $340. Repurchase proceeds are $333.)

		86,433

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.4%
Appalachian Power Co.
0.665% due 08/16/2013	$1,200	$1,201

U.S. TREASURY BILLS 5.6%
0.106% due 04/18/2013 - 01/09/2014 (a)	15,910	15,903

Total Short-Term Instruments (Cost $105,541)		105,544

Total Investments 102.9% (Cost $290,696)		$291,559

Other Assets and Liabilities (Net) (2.9%)		(8,216)

Net Assets 100.0%		$283,343

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $21,241 at a weighted average interest rate of (0.232%).
(d)	Securities with an aggregate market value of $28 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 5-Year Note June Futures	Short	06/2013	46	$(31)

(e)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (2)	Notional Amount (3)		Market Value	Premiums (Received)	Unrealized (Depreciation)
Dell, Inc.	GST	1.000%	12/20/2017	3.127%	$	200	$(18)	$(15)	$(3)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-18 5-Year Index	FBF	1.000%	06/20/2017	$	1,900	$24	$(6)	$30
CDX.IG-19 5-Year Index	CBK	1.000%	12/20/2017		4,100	36	7	29

						$60	$1	$59

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	111

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)

(f)	Transactions in written call and put options for the period ended March 31, 2013:

	# of Contracts	Premium
Balance at 03/31/2012	0	$0
Sales	40	2
Closing Buys	0	0
Expirations	(40)	(2)
Exercised	0	0

Balance at 03/31/2013	0	$0

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$31,996	$0	$31,996
Industrials	0	16,565	3,864	20,429
Utilities	0	1,469	0	1,469
Municipal Bonds & Notes
California	0	1,358	0	1,358
Illinois	0	1,102	0	1,102
New York	0	1,681	0	1,681
Pennsylvania	0	449	0	449
Texas	0	2,434	0	2,434
Washington	0	1,245	0	1,245
U.S. Government Agencies	0	28,174	0	28,174
U.S. Treasury Obligations	0	92,893	0	92,893
Sovereign Issues	0	2,785	0	2,785
Short-Term Instruments
Certificates of Deposit	0	2,007	0	2,007

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Repurchase Agreements	$0	$86,433	$0	$86,433
Short-Term Notes	0	1,201	0	1,201
U.S. Treasury Bills	0	15,903	0	15,903
	$0	$287,695	$3,864	$291,559

Financial Derivative Instruments - Assets
Credit Contracts	$0	$59	$0	$59

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(3)	0	(3)
Interest Rate Contracts	(31)	0	0	(31)
	$(31)	$(3)	$0	$(34)

Totals	$(31)	$287,751	$3,864	$291,584

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 07/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$3,784	$(23)	$(4)	$(1)	$108	$0	$0	$3,864	$108

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Industrials	$3,864	Third Party Vendor	Broker Quote	104.00-115.63

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

112	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(h)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$5	$5
Unrealized appreciation on OTC swap agreements	0	59	0	0	0	59

	$0	$59	$0	$0	$5	$64

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$3	$0	$0	$0	$3

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$12	$12
Net realized gain on written options	0	0	0	0	2	2
Net realized gain on swaps	0	80	0	0	0	80

	$0	$80	$0	$0	$14	$94

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(31)	$(31)
Net change in unrealized appreciation on swaps	0	56	0	0	0	56

	$0	$56	$0	$0	$(31)	$25

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(31) as reported in the Notes to Schedule of Investments.

(i)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CBK	$36	$0	$36
FBF	24	0	24
GST	(18)	0	(18)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	113

Schedule of Investments PIMCO Mortgage Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,667	$1,962

Total Corporate Bonds & Notes (Cost $1,666)		1,962

MUNICIPAL BONDS & NOTES 0.0%

TEXAS 0.0%
Ennis Economic Development Corp. Texas Revenue Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,131

Total Municipal Bonds & Notes (Cost $3,291)		1,131

U.S. GOVERNMENT AGENCIES 110.8%
Fannie Mae
0.000% due 08/25/2022 (b)	8	7
0.244% due 12/25/2036	1,160	1,095
0.264% due 07/25/2037	3,160	3,013
0.319% due 04/25/2035	1,149	1,138
0.354% due 10/25/2035	4,290	4,194
0.404% due 03/25/2035 - 10/27/2037	47,393	47,445
0.424% due 07/25/2032 - 09/26/2033	380	374
0.464% due 06/25/2032	4	4
0.484% due 10/25/2033	1	1
0.504% due 12/25/2028	30	30
0.564% due 02/25/2033	37	35
0.603% due 04/18/2028	69	69
0.604% due 06/25/2029 - 06/25/2032	826	824
0.614% due 04/25/2036	889	897
0.653% due 10/18/2030	59	60
0.674% due 12/25/2040	24,258	24,451
0.684% due 12/25/2040	82,357	83,110
0.704% due 03/25/2017 - 01/25/2041	192,797	194,454
0.719% due 09/18/2027	140	141
0.769% due 06/25/2018	2	2
0.784% due 06/25/2041	8,481	8,571
0.854% due 09/25/2023	70	70
1.104% due 04/25/2032 - 04/25/2037	17,121	17,327
1.319% due 05/25/2023	35	36
1.375% due 08/01/2042 - 10/01/2044	4,206	4,282
1.378% due 10/01/2044	414	427
1.477% due 03/01/2035	402	414
1.519% due 11/25/2021	20	21
1.575% due 10/01/2030 - 12/01/2040	595	618
1.625% due 06/01/2017 - 08/01/2017	48	49
1.770% due 07/01/2030	24	25
1.867% due 06/01/2023	24	24
1.908% due 03/01/2035	138	144
2.098% due 02/01/2035	840	892
2.128% due 05/01/2030	59	63
2.134% due 09/01/2035	719	761
2.139% due 01/01/2030 - 11/01/2035	762	798
2.154% due 03/01/2025	15	16
2.170% due 06/01/2019	4	4
2.180% due 04/01/2022	37	39

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.200% due 11/01/2026	$96	$102
2.230% due 04/01/2030	7	7
2.245% due 11/01/2025	45	48
2.250% due 03/01/2017 - 06/01/2026	24	25
2.253% due 08/01/2029	56	59
2.265% due 05/01/2029	15	15
2.267% due 02/01/2026	10	10
2.277% due 07/01/2032	68	68
2.298% due 04/01/2030	16	16
2.301% due 03/01/2024	28	28
2.302% due 06/01/2035	78	83
2.305% due 02/01/2021	49	49
2.316% due 12/01/2031	13	14
2.320% due 07/01/2017 - 11/01/2017	4	4
2.321% due 10/01/2016 - 10/01/2031	80	81
2.325% due 02/01/2027	52	56
2.330% due 04/01/2030	48	49
2.331% due 05/01/2019	87	90
2.337% due 11/01/2025	119	128
2.349% due 07/01/2027	19	19
2.355% due 10/01/2028	18	20
2.361% due 05/01/2026 - 09/01/2031	49	52
2.373% due 11/01/2017	7	7
2.382% due 05/01/2027	66	71
2.387% due 06/01/2035	4,779	5,061
2.391% due 06/01/2032	268	283
2.395% due 09/01/2028 - 04/01/2032	6	7
2.400% due 03/01/2030 - 05/01/2030	312	321
2.402% due 09/01/2030	21	22
2.417% due 04/01/2019	27	29
2.426% due 07/01/2024	2	3
2.438% due 03/01/2018	4	4
2.457% due 01/01/2026 - 02/01/2032	659	695
2.463% due 06/01/2030	96	102
2.466% due 01/01/2035	378	402
2.474% due 11/01/2035	29	31
2.478% due 10/01/2035	130	139
2.482% due 08/01/2024	1	1
2.491% due 03/01/2035 - 05/01/2035	504	534
2.500% due 08/01/2023 - 04/01/2033	122,120	126,711
2.508% due 02/01/2034	229	243
2.520% due 06/01/2029 - 09/01/2030	45	45
2.550% due 02/01/2035	138	148
2.553% due 09/01/2035	1,849	1,966
2.585% due 05/01/2036	181	192
2.610% due 12/01/2029	4	4
2.625% due 12/01/2023	29	31
2.633% due 07/01/2035	383	409
2.635% due 09/01/2017	118	122
2.640% due 05/25/2035	493	520
2.650% due 12/01/2027	24	26
2.655% due 12/01/2035	74	79
2.671% due 07/01/2035	141	152
2.676% due 02/01/2015	10	10
2.701% due 07/01/2034	328	351
2.705% due 11/01/2031	36	38
2.723% due 08/01/2035	245	262
2.832% due 10/01/2035	255	272

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.844% due 11/01/2017	$1	$1
2.845% due 02/01/2024	98	103
2.935% due 09/01/2034	355	379
2.970% due 04/01/2035	125	134
3.000% due 02/01/2026 - 05/01/2043	659,246	682,420
3.087% due 12/01/2017	76	79
3.119% due 08/01/2029	29	30
3.148% due 02/01/2017	83	87
3.199% due 05/01/2036	1,830	1,895
3.250% due 06/01/2017	3	3
3.378% due 09/01/2027	2	2
3.453% due 05/01/2036	20	20
3.500% due 05/01/2025 - 04/01/2043	454,239	480,783
3.547% due 08/01/2026	16	17
3.590% due 06/01/2029	9	9
3.720% due 05/01/2036	14	15
3.730% due 10/01/2016	15	16
3.876% due 05/01/2036	38	40
4.000% due 01/01/2018 - 05/01/2043	829,828	887,031
4.123% due 02/01/2026	39	42
4.195% due 02/01/2025	37	37
4.250% due 01/01/2026	4	5
4.265% due 11/01/2028	205	221
4.285% due 11/01/2028	418	450
4.305% due 04/01/2020	66	67
4.339% due 08/01/2028	146	158
4.383% due 02/01/2031	102	103
4.384% due 02/01/2028	176	190
4.500% due 08/01/2018 - 05/01/2043	405,360	439,333
4.500% due 05/01/2039 (f)	91,506	99,209
4.501% due 01/01/2028	8	9
4.618% due 09/01/2034	77	84
4.642% due 02/01/2031	333	346
4.725% due 09/01/2035	73	79
4.832% due 11/01/2035	2,172	2,333
4.875% due 05/01/2019	9	9
4.880% due 02/01/2030	271	292
4.952% due 01/01/2029	19	20
4.975% due 07/01/2024	4	4
4.998% due 01/01/2024	3	4
5.000% due 07/01/2018 - 05/01/2043	349,124	379,001
5.007% due 05/01/2035	618	665
5.077% due 12/01/2030	321	337
5.203% due 12/01/2035	253	273
5.331% due 11/01/2035	154	164
5.475% due 02/01/2031	130	140
5.500% due 01/01/2017 - 05/01/2043	316,149	347,741
5.506% due 09/01/2020	10	10
5.666% due 02/01/2036	216	234
5.700% due 08/01/2018	300	321
6.000% due 03/25/2017 - 04/01/2043	269,591	297,745
6.250% due 12/25/2013	62	63
6.290% due 02/25/2029	1,500	1,681
6.300% due 06/25/2031 - 10/17/2038	6,036	7,151
6.410% due 08/01/2016	830	843
6.500% due 07/01/2013 - 05/01/2040	69,416	78,786
6.589% due 10/25/2031	18	20
6.703% due 08/01/2028	1,223	1,390
6.850% due 12/18/2027	771	893

114	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.875% due 02/01/2018	$42	$42
7.000% due 08/01/2013 - 06/01/2037	1,515	1,745
7.016% due 01/01/2030	212	222
7.491% due 08/01/2014	2	2
7.500% due 03/25/2023 - 07/25/2041	1,858	2,167
7.730% due 01/01/2025	816	889
7.800% due 10/25/2022 - 06/25/2026	77	90
8.000% due 06/01/2015 - 05/01/2032	63	76
8.200% due 04/25/2025	10	12
8.500% due 11/01/2017	37	40
8.729% due 06/25/2032	81	81
8.750% due 11/25/2019 - 06/25/2021	95	110
9.000% due 03/25/2021 - 11/01/2025	62	72
9.000% due 05/25/2022 - 06/25/2022 (a)	25	5
9.500% due 11/25/2020 - 04/01/2025	221	252
510.000% due 09/25/2019 (a)	0	1
839.670% due 08/25/2020 (a)	0	1
Farmer Mac
8.338% due 04/25/2030	275	274
FDIC Structured Sale Guaranteed Notes
0.704% due 11/29/2037	3,848	3,851
Federal Housing Administration
1.000% due 12/01/2018	649	649
6.875% due 12/01/2016	110	108
6.896% due 07/01/2020	174	170
7.430% due 12/01/2018^	67	66
7.430% due 02/01/2020 - 05/01/2024	2,541	2,498
7.450% due 05/01/2021	758	745
Freddie Mac
0.353% due 07/15/2019 - 10/15/2020	1,382	1,383
0.403% due 03/15/2031	208	208
0.444% due 07/25/2031	40	41
0.453% due 07/15/2034	54	54
0.454% due 05/25/2031	238	235
0.484% due 09/25/2031	260	241
0.503% due 05/15/2036	145	145
0.553% due 12/15/2029	182	183
0.603% due 06/15/2018	1,105	1,111
0.653% due 08/15/2029 - 08/15/2032	16,656	16,783
0.673% due 11/15/2040	26,370	26,566
0.683% due 10/15/2040	68,553	69,158
0.700% due 03/15/2024 - 09/15/2026	378	380
0.703% due 02/15/2028 - 10/15/2040	113,808	114,874
0.743% due 10/15/2037	22,047	22,335
0.750% due 05/15/2023	1	1
0.753% due 03/15/2032 - 07/15/2041	2,526	2,545
0.803% due 08/15/2035	3,872	3,903
1.153% due 04/15/2031	2,516	2,577
1.203% due 06/15/2031	178	182
1.268% due 04/25/2021 (a)	104,979	8,758
1.384% due 11/25/2019 (a)	85,811	6,792
1.403% due 07/15/2027	1,015	1,020
1.575% due 07/25/2044	15,547	15,945

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.625% due 02/01/2017 - 10/01/2024	$11	$11
1.750% due 01/01/2017	2	3
1.950% due 06/01/2030	1	1
2.078% due 10/01/2023	474	481
2.194% due 03/01/2033	176	187
2.200% due 10/01/2027	17	17
2.210% due 04/01/2025	27	28
2.241% due 07/01/2030	126	132
2.250% due 08/01/2029	25	27
2.262% due 01/01/2028	43	46
2.265% due 10/01/2024	107	114
2.270% due 11/01/2027	127	136
2.273% due 10/01/2018	2	2
2.313% due 06/01/2022	31	31
2.321% due 05/01/2017 - 09/01/2018	87	92
2.325% due 09/01/2027	38	38
2.330% due 06/01/2022	3	3
2.337% due 06/01/2024 - 04/01/2029	51	53
2.338% due 09/01/2028	22	23
2.339% due 09/01/2026	170	179
2.343% due 02/01/2029	175	187
2.348% due 12/01/2032	91	97
2.349% due 07/01/2024	52	53
2.356% due 08/01/2031	13	13
2.374% due 03/01/2032 - 07/01/2035	825	878
2.375% due 09/01/2018 - 08/01/2031	3	3
2.376% due 11/01/2027	75	77
2.379% due 04/01/2031	3	4
2.380% due 02/01/2031	12	12
2.387% due 08/01/2027	11	11
2.393% due 11/01/2027	5	5
2.403% due 10/01/2023 - 11/01/2029	1,133	1,214
2.408% due 07/01/2028	281	301
2.422% due 06/01/2028	62	67
2.424% due 11/01/2031	2	2
2.449% due 12/01/2029	175	188
2.450% due 05/01/2019	9	9
2.460% due 12/01/2026	14	15
2.467% due 07/01/2029	27	29
2.482% due 07/01/2027	44	47
2.491% due 05/01/2032	31	31
2.500% due 08/01/2018	33	34
2.506% due 03/01/2035	248	250
2.520% due 04/01/2036	866	917
2.529% due 10/01/2024	78	84
2.533% due 07/01/2030	14	15
2.540% due 02/01/2029	117	122
2.548% due 05/01/2032	194	195
2.551% due 05/01/2032	346	370
2.559% due 02/01/2027	332	355
2.569% due 08/01/2030	5	6
2.572% due 10/01/2027	31	33
2.591% due 12/01/2035	1,741	1,860
2.625% due 12/01/2018	2	2
2.639% due 02/01/2027	35	36
2.676% due 09/01/2024	21	23
2.708% due 03/01/2033	72	74
2.711% due 03/01/2027	6	6
2.723% due 10/01/2035	492	525
2.745% due 10/01/2036	464	498
2.858% due 07/01/2019	44	45
2.975% due 05/01/2032	8	8

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 04/01/2019	$14	$14
3.030% due 11/01/2034	340	364
3.137% due 08/15/2032	619	649
3.380% due 03/01/2029	70	72
3.500% due 12/15/2022 - 07/15/2032	63	64
4.000% due 03/15/2023 - 04/01/2043	356,887	379,400
4.500% due 06/01/2018 - 12/01/2041	350,941	376,860
5.000% due 11/15/2017 - 04/01/2043	242,400	261,749
5.111% due 08/01/2035	364	389
5.500% due 11/01/2018 - 04/01/2043	220,077	239,027
6.000% due 03/01/2017 - 04/01/2043	43,087	47,607
6.250% due 12/15/2028	609	684
6.500% due 08/01/2016 - 10/25/2043	13,094	14,781
7.000% due 01/01/2015 - 12/01/2032	657	756
7.000% due 10/25/2023 (a)	53	10
7.400% due 02/01/2021	335	327
7.500% due 03/01/2022 - 01/15/2030	260	301
7.500% due 08/15/2029 (a)	12	2
7.645% due 05/01/2025	721	855
8.000% due 11/01/2013 - 09/01/2030	18	20
8.500% due 11/15/2018 - 08/01/2027	162	189
9.000% due 12/15/2020 - 02/15/2021	125	138
9.050% due 06/15/2019	25	27
9.500% due 12/15/2020 - 06/01/2021	165	166
9.500% due 11/01/2021 (a)	12	2
Ginnie Mae
0.403% due 05/16/2030 - 02/16/2032	362	365
0.503% due 12/16/2026 - 01/16/2031	474	478
0.553% due 06/20/2032	230	233
0.603% due 06/16/2031 - 03/16/2032	578	584
0.653% due 10/16/2030	20	20
0.703% due 02/16/2030 - 04/16/2032	410	415
0.752% due 09/20/2061	45,061	45,567
0.753% due 12/16/2025	311	316
0.803% due 02/16/2030	51	52
0.853% due 02/16/2030	44	45
1.153% due 03/20/2031	1,921	1,967
1.203% due 02/20/2031	1,217	1,231
1.217% due 01/20/2059	962	981
1.256% due 10/20/2058	880	898
1.260% due 08/20/2058	2,332	2,380
1.306% due 03/16/2051 (a)	17,377	912
1.625% due 01/20/2022 - 12/20/2032	5,418	5,668
1.750% due 04/20/2017 - 07/20/2035	33,970	35,720
2.000% due 06/20/2017 - 08/20/2030	2,942	3,074
2.125% due 01/20/2034	5,890	6,130
2.500% due 09/20/2017 - 09/20/2030	133,942	139,444

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	115

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 06/20/2018 - 05/01/2043	$132,254	$139,040
3.500% due 03/20/2016 - 05/01/2043	332,162	356,039
4.000% due 11/20/2018 - 05/01/2043	365,549	396,942
4.500% due 09/15/2033 - 05/01/2043	335,107	368,573
5.000% due 03/15/2033 - 05/01/2043	479,563	523,326
5.500% due 05/15/2031 - 05/01/2043	115,932	127,030
6.000% due 10/15/2023 - 05/01/2043	47,953	54,107
6.250% due 03/16/2029	1,547	1,667
6.500% due 10/15/2023 - 05/01/2043	23,893	27,368
6.953% due 03/16/2041	1,595	1,667
7.000% due 05/15/2023 - 02/16/2029	608	671
7.500% due 04/15/2017 - 11/15/2031	1,090	1,229
7.750% due 10/15/2025	17	17
8.000% due 04/15/2017 - 09/20/2031	3,046	3,271
8.500% due 06/15/2027 - 03/20/2031	776	865
9.000% due 04/15/2020 - 09/15/2030	55	59
9.500% due 12/15/2021	29	32
NCUA Guaranteed Notes
0.583% due 03/06/2020	5,474	5,486
0.673% due 11/05/2020	174,645	175,405
0.763% due 12/08/2020	73,607	73,949
Small Business Administration
5.370% due 04/01/2028	8,322	9,590
5.490% due 05/01/2028	10,253	11,893
5.870% due 05/01/2026 - 07/01/2028	7,512	8,790
6.220% due 12/01/2028	1,344	1,573
7.190% due 12/01/2019	73	81
7.220% due 11/01/2020	253	284
Vendee Mortgage Trust
6.500% due 03/15/2029	1,332	1,603
6.623% due 01/15/2030	462	556

Total U.S. Government Agencies (Cost $8,334,221)		8,431,697

MORTGAGE-BACKED SECURITIES 8.8%
Adjustable Rate Mortgage Trust
3.079% due 09/25/2035	1,920	1,822
American Home Mortgage Assets LLC
0.394% due 10/25/2046	2,401	1,573
0.494% due 08/25/2037^	11,179	2,932
American Home Mortgage Investment Trust
0.444% due 05/25/2047^	1,261	106
2.457% due 02/25/2045	1,596	1,570
Banc of America Funding Corp.
0.493% due 05/20/2035	1,548	1,038
5.000% due 09/25/2019	446	461
5.753% due 10/25/2036^	3,131	2,520
5.837% due 01/25/2037	2,567	2,046
Banc of America Mortgage Trust
2.726% due 06/20/2031	207	207
2.924% due 02/25/2036	1,066	934
2.998% due 07/25/2034	10	9
3.123% due 07/25/2033	187	190

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.658% due 07/20/2032	$43	$35
5.000% due 12/25/2018	79	80
5.500% due 11/25/2033	718	745
6.500% due 10/25/2031	40	42
BCAP LLC Trust
0.704% due 01/26/2036	8,031	7,072
5.500% due 11/26/2035	19,000	19,434
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	323	326
2.320% due 08/25/2035	579	590
2.467% due 08/25/2033	1,519	1,531
2.492% due 08/25/2033	995	1,003
2.600% due 03/25/2035	1,063	1,074
2.733% due 11/25/2030	7	7
2.793% due 03/25/2035	301	304
2.875% due 04/25/2034	11	11
2.901% due 01/25/2034	6	6
2.959% due 02/25/2033	13	12
Bear Stearns Alt-A Trust
0.825% due 08/25/2036^	6,101	2,348
2.768% due 05/25/2035	910	833
2.869% due 11/25/2036	1,263	889
2.932% due 11/25/2036	1,127	769
4.707% due 11/25/2036^	550	441
Bear Stearns Commercial Mortgage Securities
5.715% due 06/11/2040	342	362
7.000% due 05/20/2030	1,432	1,619
Bear Stearns Mortgage Securities, Inc.
2.446% due 06/25/2030	10	10
Bear Stearns Structured Products, Inc.
2.735% due 12/26/2046	2,635	1,830
Bella Vista Mortgage Trust
0.453% due 05/20/2045	711	536
CC Funding Corp.
0.384% due 05/25/2036	467	377
0.454% due 08/25/2035	896	766
0.705% due 01/25/2035	630	431
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035	1,435	1,428
2.600% due 05/25/2035	25	26
2.693% due 08/25/2035	1,691	962
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	2,304	1,999
Commercial Mortgage Acceptance Corp.
0.861% due 07/15/2031 (a)	1,109	34
Commercial Mortgage Pass-Through Certificates
2.366% due 07/10/2046 (a)	84,869	4,582
2.425% due 07/10/2046 (a)	55,936	4,390
4.867% due 05/10/2043	11,137	11,482
5.680% due 06/15/2039	3,500	4,040
Countrywide Alternative Loan Trust
0.374% due 01/25/2037^	699	539
0.394% due 11/25/2046	3,464	2,367
0.403% due 07/20/2046^	1,362	736
0.404% due 05/25/2036	662	469
0.413% due 03/20/2046	3,297	2,180
0.414% due 05/25/2035	1,896	1,434
0.414% due 07/25/2046	3,172	2,526
0.424% due 05/25/2035	349	265
0.434% due 08/25/2046	925	165
0.454% due 05/25/2035	512	197
0.454% due 09/25/2046	4,050	1,093
0.454% due 10/25/2046	1,761	514
0.464% due 07/25/2046^	2,509	691
0.474% due 05/25/2036^	1,120	215
0.483% due 09/20/2046	7,762	1,619
0.484% due 12/25/2035	465	386

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.544% due 10/25/2046	$2,250	$39
0.554% due 06/25/2037	347	4
0.554% due 06/25/2047^	234	40
0.574% due 11/25/2035^	559	70
0.624% due 12/25/2035	1,103	480
6.000% due 10/25/2032	59	62
6.250% due 11/25/2036^	2,640	2,254
Countrywide Home Loan Mortgage Pass-Through Trust
0.434% due 05/25/2035	1,946	1,594
0.494% due 04/25/2035	1,390	1,125
0.504% due 04/25/2046^	2,006	396
0.514% due 03/25/2035	3,053	2,572
0.524% due 03/25/2035	183	127
0.534% due 02/25/2035	1,251	1,121
0.544% due 02/25/2035	33	30
0.544% due 03/25/2036	1,074	492
0.554% due 02/25/2036^	1,384	419
0.604% due 03/25/2035^	662	77
0.744% due 02/25/2035	86	83
1.952% due 06/19/2031	18	18
2.249% due 09/25/2034	727	577
2.250% due 07/19/2031	8	8
2.616% due 11/19/2033	21	21
3.057% due 08/25/2034	1,105	981
3.082% due 09/25/2047^	1,935	1,611
3.116% due 11/19/2033	29	29
5.169% due 02/20/2036^	1,224	1,065
Credit Suisse First Boston Mortgage Securities Corp.
2.455% due 06/25/2033	52	51
4.850% due 06/25/2032	5	5
Credit Suisse Mortgage Capital Certificates
0.433% due 10/15/2021	994	983
5.050% due 07/26/2037	8,251	8,528
5.575% due 04/12/2049	1,502	1,545
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037	3,343	2,143
DBUBS Mortgage Trust
1.552% due 07/12/2044	6,809	7,037
Deutsche ALT-B Securities, Inc.
0.304% due 10/25/2036^	40	21
Deutsche Mortgage Securities, Inc.
1.454% due 06/28/2047	1,333	1,333
6.000% due 11/26/2036	2,420	2,520
DLJ Mortgage Acceptance Corp.
4.622% due 11/25/2023	13	13
FFCA Secured Franchise Loan Trust
8.180% due 09/18/2027	2,000	2,016
8.970% due 09/18/2027	4,000	1,510
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	894	915
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	39	40
First Republic Mortgage Loan Trust
0.553% due 11/15/2031	4,435	4,389
1.152% due 11/15/2031	1,056	879
2.893% due 06/25/2030	2,781	2,861
Greenpoint Mortgage Funding Trust
0.404% due 10/25/2046	3,117	1,466
0.404% due 12/25/2046^	2,872	1,167
0.474% due 04/25/2036^	1,265	145
0.524% due 09/25/2046^	2,543	675
0.544% due 10/25/2046	3,406	1,144
Greenpoint Mortgage Pass-Through Certificates
2.939% due 10/25/2033	142	141
GS Mortgage Securities Corp.
1.731% due 03/06/2020	2,810	2,819

116	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSR Mortgage Loan Trust
0.464% due 08/25/2046	$3,793	$1,051
2.752% due 06/25/2034	81	80
2.889% due 04/25/2036	622	597
Harborview Mortgage Loan Trust
0.333% due 04/19/2038	865	688
0.394% due 07/21/2036	2,624	1,975
0.423% due 05/19/2047	1,342	655
0.453% due 09/19/2046^	1,074	153
2.492% due 11/19/2034	116	89
2.957% due 08/19/2034	3,864	3,790
2.959% due 07/19/2035	68	65
5.194% due 08/19/2036^	1,573	1,341
Homebanc Mortgage Trust
0.384% due 12/25/2036	679	568
1.064% due 08/25/2029	1,074	972
Indymac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032	11	10
Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046	3,604	1,763
0.414% due 05/25/2046	2,048	1,684
0.444% due 04/25/2035	183	159
0.444% due 07/25/2035	1,958	1,677
0.454% due 02/25/2037	2,450	1,179
0.504% due 06/25/2037^	709	333
0.524% due 02/25/2035	424	363
2.495% due 01/25/2036	3	2
2.647% due 12/25/2034	20	18
2.834% due 01/25/2036	2,614	2,223
4.844% due 08/25/2035^	2,213	1,838
Indymac Mortgage Loan Trust
0.504% due 11/25/2035^	296	142
JPMorgan Alternative Loan Trust
0.704% due 06/27/2037	21,189	17,315
JPMorgan Chase Commercial Mortgage Securities Corp.
0.578% due 07/15/2019	13,389	13,090
2.165% due 06/15/2043 (a)	21,405	1,116
4.853% due 03/15/2046	4,223	4,332
5.305% due 01/15/2049	9,132	9,221
JPMorgan Mortgage Trust
3.046% due 10/25/2035	3,600	3,584
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (a)	19	2
LB Mortgage Trust
8.546% due 01/20/2017	424	425
LB-UBS Commercial Mortgage Trust
5.303% due 02/15/2040	1,183	1,185
Luminent Mortgage Trust
0.384% due 12/25/2036	3,417	2,491
0.404% due 10/25/2046	2,935	2,490
MASTR Adjustable Rate Mortgages Trust
0.444% due 05/25/2037	1,094	755
0.504% due 05/25/2047^	3,736	1,503
0.544% due 05/25/2047^	3,168	968
MASTR Asset Securitization Trust
5.000% due 12/25/2019	1,199	1,240
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	199	208
MASTR Seasoned Securities Trust
2.599% due 10/25/2032	603	597
6.202% due 09/25/2017	581	605
Mellon Residential Funding Corp.
0.643% due 12/15/2030	1,289	1,255
0.683% due 06/15/2030	1,088	1,080
0.903% due 11/15/2031	1,127	1,113
1.083% due 11/15/2031	137	112

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Alternative Note Asset
0.504% due 03/25/2037	$1,863	$820
Merrill Lynch Mortgage Investors Trust
0.593% due 04/25/2028 (a)	160	0
1.760% due 10/25/2035	996	985
2.277% due 01/25/2029	4,000	3,613
2.288% due 04/25/2035	54	52
Morgan Stanley Mortgage Loan Trust
0.574% due 11/25/2035	3,628	2,948
0.714% due 02/25/2047	2,404	1,656
2.873% due 07/25/2035	2,335	1,975
5.701% due 02/25/2047	5,439	3,578
Mortgage Equity Conversion Asset Trust
0.630% due 01/25/2042	48,479	39,662
0.630% due 02/25/2042	6,876	5,763
0.660% due 05/25/2042	163,539	134,510
0.670% due 10/25/2041	24,867	20,391
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	4,307	4,378
6.138% due 03/25/2047	3,932	3,996
7.000% due 02/19/2030	461	463
Prime Mortgage Trust
0.604% due 02/25/2034	116	114
RBSSP Resecuritization Trust
0.702% due 10/26/2045	1,889	1,879
0.704% due 11/26/2035	492	469
Residential Accredit Loans, Inc. Trust
0.404% due 12/25/2046^	2,884	1,061
0.414% due 04/25/2046	13,143	6,661
0.454% due 08/25/2037	3,448	2,433
0.474% due 05/25/2046^	2,208	690
0.509% due 09/25/2046	4,667	1,137
0.604% due 03/25/2033	177	172
3.364% due 08/25/2035^	679	397
Residential Asset Mortgage Products Trust
6.500% due 04/25/2034	31	32
Residential Asset Securitization Trust
0.604% due 05/25/2033	101	98
Residential Funding Mortgage Securities, Inc. Trust
3.275% due 09/25/2035^	2,383	1,954
RiverView HECM Trust
0.264% due 07/25/2047	21,550	18,964
0.640% due 05/25/2047	5,317	4,712
0.954% due 09/26/2041	75,168	61,637
Royal Bank of Scotland Capital Funding Trust
5.305% due 01/16/2049	893	893
Sequoia Mortgage Trust
0.843% due 04/19/2027	152	144
0.903% due 10/19/2026	62	62
0.925% due 11/22/2024	17	17
0.963% due 10/20/2027	1,553	1,541
2.640% due 01/20/2047	1,951	1,663
Structured Adjustable Rate Mortgage Loan Trust
0.424% due 05/25/2037	9,302	6,759
0.939% due 06/25/2034	980	852
1.947% due 10/25/2037^	3,035	1,787
2.639% due 07/25/2034	104	104
2.649% due 01/25/2035	2,637	2,468
2.653% due 08/25/2035	35	33
2.954% due 11/25/2035^	2,512	1,900
Structured Asset Mortgage Investments, Inc.
0.334% due 03/25/2037	324	225
0.394% due 06/25/2036	557	435
0.414% due 05/25/2046	1,883	1,150
0.434% due 05/25/2045	2,650	2,019
0.453% due 07/19/2035	6,432	6,185
0.504% due 08/25/2036	4,250	1,224

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.863% due 09/19/2032	$3,522	$3,496
0.863% due 10/19/2034	319	318
0.903% due 03/19/2034	1,143	1,131
2.667% due 05/02/2030	70	45
3.207% due 05/25/2022	411	421
Structured Asset Securities Corp.
2.324% due 07/25/2032	2	2
2.531% due 01/25/2032	192	174
2.584% due 02/25/2032	2	2
2.609% due 06/25/2033	67	66
2.635% due 08/25/2032	473	471
2.739% due 10/28/2035	260	229
3.602% due 04/25/2033	141	139
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	2,219	1,420
5.970% due 09/25/2036	9,085	2,454
6.015% due 07/25/2037	4,276	3,761
Thornburg Mortgage Securities Trust
3.521% due 06/25/2043	3,477	3,549
WaMu Mortgage Pass-Through Certificates
0.424% due 07/25/2046^	185	15
0.434% due 04/25/2045	147	136
0.464% due 11/25/2045	2,013	1,846
0.494% due 10/25/2045	242	226
0.514% due 01/25/2045	4,809	4,646
0.524% due 01/25/2045	662	632
0.524% due 07/25/2045	135	130
0.534% due 01/25/2045	2,647	2,459
0.750% due 07/25/2044	397	294
0.904% due 12/25/2045	998	168
0.987% due 07/25/2047	3,970	3,211
1.017% due 11/25/2046	703	546
1.175% due 02/25/2046	2,213	2,043
1.377% due 11/25/2042	117	112
1.577% due 06/25/2042	834	807
1.577% due 08/25/2042	1,358	1,306
2.212% due 01/25/2047	2,334	2,146
2.318% due 04/25/2037	2,435	1,954
2.406% due 12/25/2036^	2,312	1,968
2.452% due 06/25/2033	1,244	1,277
2.457% due 08/25/2033	1,203	1,242
2.462% due 05/25/2046	1,381	1,221
2.462% due 08/25/2046	1,750	1,636
2.569% due 03/25/2034	25	25
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.454% due 07/25/2046	1,442	279
1.147% due 05/25/2046	3,063	1,995
6.268% due 07/25/2036	3,757	2,114
Washington Mutual MSC Mortgage Pass-Through Certificates
2.488% due 11/25/2030	369	368
Wells Fargo Commercial Mortgage Trust
2.157% due 10/15/2045 (a)	51,976	7,055
Wells Fargo Mortgage-Backed Securities Trust
0.704% due 07/25/2037	2,258	1,880
2.636% due 06/25/2035	1,394	1,447
2.745% due 10/25/2033	322	324
4.683% due 12/25/2033	737	760
WFRBS Commercial Mortgage Trust
0.843% due 06/15/2044 (a)	7,033	257

Total Mortgage-Backed Securities (Cost $719,733)		671,837

ASSET-BACKED SECURITIES 4.5%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,689	1,271

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	117

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Access Group, Inc.
1.601% due 10/27/2025	$10,746	$10,920
ACE Securities Corp.
0.264% due 10/25/2036	367	123
0.904% due 08/25/2030	38	37
1.254% due 07/25/2034	2,640	2,648
AFC Home Equity Loan Trust
0.754% due 12/26/2029	7	7
1.014% due 06/25/2029	369	336
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	213	216
Ameriquest Mortgage Securities, Inc.
0.814% due 01/25/2035	5,152	2,833
Amortizing Residential Collateral Trust
0.744% due 06/25/2032	38	32
0.784% due 07/25/2032	736	664
0.904% due 10/25/2031	344	291
Amresco Residential Securities Mortgage Loan Trust
0.699% due 06/25/2028	89	86
0.759% due 06/25/2027	350	340
0.834% due 09/25/2028	1,146	944
1.144% due 06/25/2029	204	181
Argent Securities, Inc.
0.694% due 10/25/2035	7,500	5,414
Asset-Backed Funding Certificates Trust
0.904% due 06/25/2034	366	352
1.224% due 03/25/2032	748	717
Asset-Backed Securities Corp. Home Equity Loan Trust
0.284% due 05/25/2037	4	4
0.723% due 06/15/2031	187	183
0.834% due 09/25/2034	3,964	3,492
Bayview Financial Acquisition Trust
0.554% due 05/28/2037	3,026	1,970
5.208% due 04/28/2039	76	77
Bear Stearns Asset-Backed Securities Trust
0.294% due 06/25/2047	122	121
0.604% due 09/25/2046	2,658	2,070
1.179% due 02/25/2034	362	319
1.404% due 10/25/2032	323	304
1.704% due 11/25/2042	661	625
2.975% due 06/25/2043	55	56
Carrington Mortgage Loan Trust
0.304% due 06/25/2037	783	752
0.684% due 10/25/2035	6,500	5,231
CDC Mortgage Capital Trust
1.254% due 01/25/2033	1,106	972
Centex Home Equity
0.504% due 01/25/2032	202	184
1.054% due 01/25/2032	832	583
Chase Funding Mortgage Loan Asset-Backed Certificates
0.804% due 07/25/2033	43	40
0.844% due 08/25/2032	726	657
0.864% due 11/25/2032	467	432
CIT Group Home Equity Loan Trust
0.744% due 06/25/2033	796	742
1.179% due 12/25/2031	716	661
Citigroup Mortgage Loan Trust, Inc.
0.264% due 05/25/2037	4	4
0.264% due 07/25/2045	576	428
5.764% due 01/25/2037	3,791	2,547
Conseco Finance
0.903% due 08/15/2033	2,896	2,681
1.703% due 05/15/2032	679	549
Conseco Financial Corp.
6.240% due 12/01/2028	1,867	1,940
7.550% due 01/15/2029	204	219

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.050% due 11/15/2026	$28	$28
Countrywide Asset-Backed Certificates
0.454% due 04/25/2036	208	202
0.674% due 11/25/2033	37	37
1.104% due 06/25/2033	176	166
1.104% due 10/25/2047	3,111	2,542
1.204% due 09/25/2032	1,361	1,223
Credit Suisse First Boston Mortgage Securities Corp.
0.564% due 05/25/2044	181	178
0.944% due 08/25/2032	153	121
Credit-Based Asset Servicing and Securitization LLC
0.274% due 01/25/2037^	416	155
1.304% due 04/25/2032	291	272
Delta Funding Home Equity Loan Trust
1.023% due 09/15/2029	17	14
Denver Arena Trust
6.940% due 11/15/2019	3,059	3,166
EMC Mortgage Loan Trust
0.944% due 05/25/2040	473	444
Equifirst Mortgage Loan Trust
0.684% due 01/25/2034	254	250
First Plus Home Loan Owners Trust
7.670% due 05/10/2024	399	428
GE-WMC Mortgage Securities LLC
0.244% due 08/25/2036	88	35
GMAC Mortgage Corp. Loan Trust
0.684% due 01/25/2029	463	416
GSAMP Trust
0.354% due 10/25/2036	9,635	1,121
0.604% due 02/25/2033	448	388
0.694% due 09/25/2035	9,000	6,431
IMC Home Equity Loan Trust
6.880% due 11/20/2028	16	16
7.520% due 08/20/2028	48	48
Irwin Home Equity Corp.
1.554% due 02/25/2029	582	488
JPMorgan Mortgage Acquisition Corp.
0.264% due 03/25/2047	15	14
0.284% due 08/25/2036	72	27
Lehman XS Trust
0.434% due 06/25/2046^	600	32
0.524% due 11/25/2046^	1,846	517
Long Beach Mortgage Loan Trust
0.764% due 10/25/2034	62	55
1.254% due 10/25/2034	1,031	837
1.629% due 03/25/2032	1,393	1,250
MASTR Asset-Backed Securities Trust
0.954% due 12/25/2034^	7,299	6,728
Merrill Lynch Mortgage Investors Trust
0.264% due 10/25/2037	1,650	395
0.284% due 09/25/2037	266	74
0.564% due 06/25/2035	887	807
MESA Trust
1.004% due 12/25/2031	791	610
Mid-State Trust
6.340% due 10/15/2036	1,017	1,076
7.340% due 07/01/2035	646	698
7.400% due 07/01/2035	28	28
7.790% due 07/01/2035	37	37
7.791% due 03/15/2038	1,535	1,606
Morgan Stanley ABS Capital
1.004% due 07/25/2037	568	516
Morgan Stanley Mortgage Loan Trust
0.564% due 04/25/2037	439	225
5.726% due 10/25/2036^	4,220	2,498
5.750% due 04/25/2037^	1,170	985
6.000% due 07/25/2047^	2,853	2,265

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Century Home Equity Loan Trust
0.654% due 06/25/2035	$7,500	$6,252
Option One Mortgage Loan Trust
0.724% due 02/25/2035	4,021	2,693
0.804% due 01/25/2032	114	112
Park Place Securities, Inc.
0.464% due 09/25/2035	617	599
0.704% due 07/25/2035	5,000	4,673
0.854% due 10/25/2034	7,500	7,345
0.904% due 10/25/2034	7,500	5,721
Renaissance Home Equity Loan Trust
0.564% due 11/25/2034	273	258
0.644% due 08/25/2033	631	600
0.704% due 12/25/2033	3,009	3,018
0.964% due 12/25/2032	22	15
1.404% due 08/25/2032	1,558	1,313
Residential Asset Securities Corp. Trust
0.704% due 07/25/2032^	993	818
0.784% due 06/25/2033	134	100
0.804% due 06/25/2032^	89	63
Residential Funding Mortgage Securities Trust
8.350% due 12/25/2024	94	93
8.850% due 03/25/2025	37	36
Residential Mortgage Loan Trust
1.704% due 09/25/2029	161	154
SACO, Inc.
0.724% due 06/25/2036^	546	511
Salomon Brothers Mortgage Securities, Inc.
1.179% due 10/25/2028	181	176
1.600% due 01/25/2032	382	343
6.930% due 08/25/2028	445	439
Saxon Asset Securities Trust
0.884% due 12/26/2034	1,041	968
Securitized Asset-Backed Receivables LLC
0.244% due 01/25/2037	42	40
0.264% due 12/25/2036^	3,060	942
SLC Student Loan Trust
4.750% due 06/15/2033	1,345	1,278
SLM Student Loan Trust
0.381% due 07/25/2019	461	461
0.381% due 04/27/2020	2,221	2,217
0.391% due 07/25/2019	3,177	3,174
0.411% due 04/25/2017	22	22
0.471% due 07/25/2023	3,000	2,977
0.751% due 01/25/2017	600	602
1.051% due 01/25/2019	2,200	2,209
1.401% due 10/25/2016	476	478
1.480% due 12/15/2033	5,486	5,425
1.801% due 04/25/2023	125,923	131,137
3.500% due 08/17/2043	32,476	31,159
Soundview Home Loan Trust
0.264% due 11/25/2036	95	36
Specialty Underwriting & Residential Finance
0.704% due 09/25/2036	7,500	3,674
0.884% due 01/25/2034	300	263
1.404% due 10/25/2035	2,758	2,170
Structured Asset Investment Loan Trust
0.684% due 09/25/2035	13,000	9,497
0.714% due 08/25/2035	9,000	4,412
0.864% due 04/25/2035	5,000	3,984
1.179% due 09/25/2034	1,228	811
1.479% due 12/25/2034	1,459	825
Structured Asset Securities Corp.
0.604% due 05/25/2034	380	370
0.784% due 01/25/2033	14	13
1.779% due 01/25/2033	667	539

118	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Trapeza CDO LLC	$1,000	$590
1.173% due 11/16/2034
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	2,505
UPS Capital Business Credit
0.783% due 04/15/2026	108	16
Wells Fargo Home Equity Trust
0.834% due 04/25/2034	1,577	1,196

Total Asset-Backed Securities (Cost $383,270)		344,026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 24.1%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 04/01/2013	$2,183	$2,183

(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $2,231. Repurchase proceeds are $2,183.)

U.S. TREASURY BILLS 0.1%
0.135% due 12/12/2013 - 01/09/2014 (c)(g)	2,410	2,408

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 24.0%
PIMCO Short-Term Floating NAV Portfolio	143,813,716	$1,439,144
PIMCO Short-Term Floating NAV Portfolio III	38,629,581	386,025

		1,825,169

Total Short-Term Instruments (Cost $1,830,190)		1,829,760

Total Investments 148.2% (Cost $11,272,371)		$11,280,413

Other Assets and Liabilities (Net) (48.2%)		(3,666,436)

Net Assets 100.0%		$7,613,977

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Affiliated to the Portfolio.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $14,261 at a weighted average interest rate of 0.284%.
(f)	Securities with an aggregate market value of $4,130 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
GSC	0.310%	03/22/2013	04/11/2013	$4,000	$(4,000)

(g)	Securities with an aggregate market value of $2,408 have been pledged as collateral for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(h)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	$	5,000	$455	$0	$455
CIFC Funding Ltd. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020		5,000	392	0	392
LB-UBS Commercial Mortgage Trust 5.471% due 09/15/2040	JPM	(1.170%	)	09/15/2040		4,000	1,724	0	1,724
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BRC	(1.190%	)	02/25/2034		537	230	0	230
Merrill Lynch Mortgage Trust 5.416% due 06/12/2043	UAG	(1.080%	)	06/12/2043		10,000	5,955	0	5,955
Merrill Lynch Mortgage Trust 5.274% due 11/12/2037	JPM	(1.150%	)	11/12/2037		4,000	3,466	0	3,466
Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MYC	(1.390%	)	12/27/2033		503	17	0	17
Octagon Investment Partners Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	JPM	(1.850%	)	10/18/2020		1,000	102	0	102
Race Point CLO Ltd. 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WNA	(1.950%	)	04/15/2020		2,000	362	0	362
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BRC	(1.240%	)	02/25/2035		589	494	0	494
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021		1,500	292	0	292

							$13,489	$0	$13,489

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	119

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GST	0.960%	09/25/2034	$	7,500	$(674)	$(2,550)	$1,876
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GST	0.800%	08/25/2034		6,500	(1,571)	(2,145)	574
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GST	0.650%	06/25/2035		8,000	(829)	(2,400)	1,571
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GST	0.690%	07/25/2035		6,502	(1,763)	(2,276)	513
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GST	1.050%	10/25/2034		257	(126)	(82)	(44)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GST	0.740%	12/25/2034		5,000	(464)	(1,600)	1,136
Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GST	0.620%	11/25/2034		3,635	(126)	(1,018)	892
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GST	1.425%	04/25/2034		447	(238)	(179)	(59)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GST	1.950%	11/25/2034		3	(3)	(3)	0

						$(5,794)	$(12,253)	$6,459

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid	Unrealized (Depreciation)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	$	26,600	$779	$4,604	$(3,825)
CMBX.NA.AAA.4 Index	CBK	(0.350%	)	02/17/2051		22,050	646	870	(224)
CMBX.NA.AAA.4 Index	DUB	(0.350%	)	02/17/2051		50,000	1,465	4,343	(2,878)
CMBX.NA.AAA.4 Index	GST	(0.350%	)	02/17/2051		10,000	293	1,100	(807)
CMBX.NA.AAA.4 Index	JPM	(0.350%	)	02/17/2051		48,000	1,406	8,236	(6,830)
CMBX.NA.AAA.4 Index	MYC	(0.350%	)	02/17/2051		92,000	2,695	6,524	(3,829)
CMBX.NA.AAA.4 Index	RYL	(0.350%	)	02/17/2051		1,000	29	157	(128)
CMBX.NA.AAA.4 Index	UAG	(0.350%	)	02/17/2051		6,000	176	401	(225)
CMBX.NA.AAA.5 Index	GST	(0.350%	)	02/15/2051		19,494	640	3,655	(3,015)

							$8,129	$29,890	$(21,761)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Short sales outstanding as of March 31, 2013:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	05/01/2043	$105,000	$113,699	$(113,699)
Fannie Mae	6.500%	04/01/2043	8,000	8,880	(8,896)
Freddie Mac	4.500%	04/01/2043	11,150	11,911	(11,931)

				$134,490	$(134,526)

120	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$1,962	$0	$1,962
Municipal Bonds & Notes
Texas	0	1,131	0	1,131
U.S. Government Agencies	0	8,168,169	263,528	8,431,697
Mortgage-Backed Securities	0	384,688	287,149	671,837
Asset-Backed Securities	0	343,794	232	344,026
Short-Term Instruments
Repurchase Agreements	0	2,183	0	2,183
U.S. Treasury Bills	0	2,408	0	2,408
Central Funds Used for Cash Management Purposes	1,825,169	0	0	1,825,169
	$1,825,169	$8,904,335	$550,909	$11,280,413

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Short Sales, at value	$0	$(134,526)	$0	$(134,526)

Financial Derivative Instruments - Assets
Credit Contracts	$0	$19,689	$362	$20,051

Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(21,864)	$0	$(21,864)

Totals	$1,825,169	$8,767,634	$551,271	$11,144,074

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Investments, at value
U.S. Government Agencies	$363,830	$192	$(51,532)	$(10)	$88	$1,642	$0	$(50,682)	$263,528	$821
Mortgage-Backed Securities	265,056	43,017	(18,136)	730	1,212	(4,305)	0	(425)	287,149	(3,210)
Asset-Backed Securities	647	0	(444)	0	(1)	14	16	0	232	6

	$629,533	$43,209	$(70,112)	$720	$1,299	$(2,649)	$16	$(51,107)	$550,909	$(2,383)

Financial Derivative Instruments - Assets
Credit Contracts	$1,595	$0	$0	$0	$0	$(841)	$0	$(392)	$362	$(96)
Totals	$631,128	$43,209	$(70,112)	$720	$1,299	$(3,490)	$16	$(51,499)	$551,271	$(2,479)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$4,189	Benchmark Pricing	Base Price	97.85-100.00
	649	Other Valuation Techniques (4)	—	—
	258,690	Third Party Vendor	Broker Quote	100.10-100.59
Mortgage-Backed Securities	287,149	Third Party Vendor	Broker Quote	37.75-88.63
Asset-Backed Securities	16	Benchmark Pricing	Base Price	14.67
	216	Third Party Vendor	Broker Quote	101.50

Financial Derivative Instruments - Assets
Credit Contracts	362	Indicative Market Quotation	Broker Quote	18.50

Total	$551,271

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	121

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

March 31, 2013

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on OTC swap agreements	$0	$20,051	$0	$0	$0	$20,051

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$21,864	$0	$0	$0	$21,864

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$173	$173
Net realized gain (loss) on swaps	0	9,058	0	0	(3,559)	5,499

	$0	$9,058	$0	$0	$(3,386)	$5,672

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on swaps	$0	$(11,379)	$0	$0	$(1,432)	$(12,811)

(1)	See note 6 in the Notes to Financial Statements for additional information.

(l)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$779	$(970)	$(191)
BRC	724	(750)	(26)
CBK	1,038	(1,150)	(112)
DUB	1,465	(1,660)	(195)
GST	(4,570)	2,408	(2,162)
JPM	7,153	(8,810)	(1,657)
MYC	2,713	(3,940)	(1,227)
RYL	29	(80)	(51)
UAG	6,131	(9,520)	(3,389)
WNA	362	(650)	(288)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

122	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Municipal Sector Portfolio

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 97.1%

ALABAMA 0.2%
Birmingham Special Care Facilities Financing Authority, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$570

ALASKA 0.7%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,314

ARIZONA 6.9%
Pima County, Arizona Regional Transportation Authority Revenue Bonds, Series 2011
5.000% due 06/01/2026	9,390	10,984
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2026	2,000	2,316
Salt Verde Financial Corp. Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	10,000	11,308

		24,608

CALIFORNIA 19.5%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	10,000	11,208
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	141
6.918% due 04/01/2040	365	498
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2002
5.250% due 01/01/2026	1,550	1,557
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	12,500	14,125
5.500% due 11/15/2040	8,500	9,948
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	10,000	13,965
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	1,800	2,605
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 10/01/2028	2,500	2,781
California State University Revenue Bonds, (AGM Insured), Series 2007
5.000% due 11/01/2025	300	342
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,189
Los Angeles Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,360
Los Angeles Wastewater System, California Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,589
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	4,280
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	297

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	$150	$170
University of California Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 05/15/2031	1,000	1,060

		70,115

COLORADO 0.9%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,312

DISTRICT OF COLUMBIA 3.9%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	11,190
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039	2,500	2,906

		14,096

FLORIDA 4.2%
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,592
Florida State General Obligation Bonds, (BABs), Series 2010
5.200% due 06/01/2025	1,000	1,142
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	500	500
Jacksonville, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	5,500	6,473
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	4,000	4,319
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2022	1,000	1,205

		15,231

GEORGIA 2.2%
DeKalb County, Georgia Revenue Bonds, Series 2011
5.250% due 10/01/2036	7,000	8,021

ILLINOIS 11.1%
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,389
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,636
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,410
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	9,250	9,907
Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	5,000	5,889
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	10,123
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	7,533

		39,887

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 1.6%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	$4,810	$5,822

MARYLAND 1.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,735
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,402

		4,137

MICHIGAN 2.1%
Detroit, Michigan Water Supply System Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2034	125	125
Lansing Board of Water & Light, Michigan Revenue Bonds, Series 2011
5.000% due 07/01/2025	4,335	5,138
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,265

		7,528

NEBRASKA 2.1%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	6,635	7,407

NEW JERSEY 9.8%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	5,500	6,409
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,823
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.000% due 01/01/2031	7,850	8,797
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	5,610	6,517
5.250% due 06/15/2025	5,310	6,321
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	5,338

		35,205

NEW YORK 16.1%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	3,000	3,530
Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	10,000	11,165
5.750% due 02/15/2047	1,500	1,748
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,800
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2033	5,000	5,697
5.000% due 11/15/2036	7,850	8,756

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	123

Schedule of Investments PIMCO Municipal Sector Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	$4,000	$4,367
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	564
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	5,000	5,938
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	2,199
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000	3,344
5.750% due 11/15/2051	3,000	3,513
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2011
5.250% due 10/01/2025	1,455	1,700
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,649

		57,970

OHIO 3.5%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	302
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.000% due 06/01/2042	6,100	5,512
Franklin County, Ohio Revenue Bonds, Series 2013
5.000% due 05/15/2029 (a)	2,350	2,715
JobsOhio Beverage System Revenue Bonds, Series 2013
4.532% due 01/01/2035	4,000	4,131

		12,660

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 0.6%
Reading Area Water Authority, Pennsylvania Revenue Bonds, Series 2011
5.000% due 12/01/2031	$2,000	$2,193

RHODE ISLAND 0.4%
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	1,425	1,470

TENNESSEE 1.6%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,402
5.000% due 02/01/2027	2,000	2,240

		5,642

TEXAS 7.0%
Conroe Independent School District, Texas General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,868
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,751
SA Energy Acquisition Public Facility Corp. Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,365
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	9,439
Texas State General Obligation Bonds, Series 2011
5.000% due 08/01/2031	5,000	5,712

		25,135

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 1.5%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	$2,000	$2,201
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	3,167

		5,368

WISCONSIN 0.0%
Wisconsin State General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 05/01/2037	145	152

Total Municipal Bonds & Notes (Cost $307,724)		348,843

SHORT-TERM INSTRUMENTS 3.6%

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 04/01/2013	648	648

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $666. Repurchase proceeds are $648.)

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 3.4%
PIMCO Short-Term Floating NAV Portfolio	1,235,326	12,362

Total Short-Term Instruments (Cost $13,009)		13,010

Total Investments 100.7% (Cost $320,733)		$361,853

Other Assets and Liabilities (Net) (0.7%)		(2,413)

Net Assets 100.0%		$359,440

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Affiliated to the Portfolio.
(c)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Cash of $1,360 has been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$17,500	$1,006	$(199)

(d)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$	6,700	$(7)	$153	$(160)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016		13,700	(13)	338	(351)

							$(20)	$491	$(511)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

124	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$570	$0	$570
Alaska	0	2,314	0	2,314
Arizona	0	24,608	0	24,608
California	0	70,115	0	70,115
Colorado	0	3,312	0	3,312
District of Columbia	0	14,096	0	14,096
Florida	0	15,231	0	15,231
Georgia	0	8,021	0	8,021
Illinois	0	39,887	0	39,887
Louisiana	0	5,822	0	5,822
Maryland	0	4,137	0	4,137
Michigan	0	7,528	0	7,528
Nebraska	0	7,407	0	7,407
New Jersey	0	35,205	0	35,205
New York	0	57,970	0	57,970
Ohio	0	12,660	0	12,660
Pennsylvania	0	2,193	0	2,193
Rhode Island	0	1,470	0	1,470

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Tennessee	$0	$5,642	$0	$5,642
Texas	0	25,135	0	25,135
Washington	0	5,368	0	5,368
Wisconsin	0	152	0	152
Short-Term Instruments
Repurchase Agreements	0	648	0	648
Central Funds Used for Cash Management Purposes	12,362	0	0	12,362
	$12,362	$349,491	$0	$361,853

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(511)	0	(511)
Interest Rate Contracts	0	(199)	0	(199)
	$0	$(710)	$0	$(710)

Totals	$12,362	$348,781	$0	$361,143

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

(f)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$73	$73
Unrealized depreciation on OTC swap agreements	0	511	0	0	0	511

	$0	$511	$0	$0	$73	$584

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	125

Schedule of Investments PIMCO Municipal Sector Portfolio (Cont.)

March 31, 2013

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(1,862)	$(1,862)
Net realized gain (loss) on swaps	0	(207)	0	0	370	163

	$0	$(207)	$0	$0	$(1,492)	$(1,699)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$266	$266
Net change in unrealized (depreciation) on swaps	0	(406)	0	0	(199)	(605)

	$0	$(406)	$0	$0	$67	$(339)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative (depreciation) of $(199) as reported in the Notes to Schedule of Investments.

(g)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CBK	$(7)	$0	$(7)
JPM	(13)	0	(13)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

126	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Real Return Portfolio

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
NRG Energy, Inc.
3.250% due 07/01/2018	$2,948	$2,991

Total Bank Loan Obligations (Cost $2,942)		2,991

CORPORATE BONDS & NOTES 0.2%

BANKING & FINANCE 0.2%
GATX Financial Corp.
5.800% due 03/01/2016	1,000	1,113
Prudential Financial, Inc. CPI Linked Bond
3.690% due 06/10/2013	1,400	1,409
SLM Corp. CPI Linked Bond
3.741% due 02/12/2016	1,140	1,160
3.778% due 04/01/2014	200	204
3.978% due 03/01/2014	2,824	2,881

Total Corporate Bonds & Notes (Cost $6,268)		6,767

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	485	418

Total Municipal Bonds & Notes (Cost $465)		418

U.S. TREASURY OBLIGATIONS 95.2%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016	121,112	128,767
0.125% due 04/15/2017 (g)(i)	190,994	206,154
0.125% due 01/15/2022 (g)(h)(i)	8,902	9,700
0.125% due 07/15/2022 (d)(e)	226,424	247,138
0.125% due 01/15/2023 (d)	87,985	95,120
0.500% due 04/15/2015	134,514	141,376
0.625% due 07/15/2021	97,208	111,364
0.625% due 02/15/2043	46,971	47,363
1.125% due 01/15/2021	117,081	138,219
1.250% due 04/15/2014	18,061	18,668
1.250% due 07/15/2020	185,508	221,884
1.375% due 01/15/2020	127,776	152,403
1.625% due 01/15/2015	84,545	90,232
1.750% due 01/15/2028	156,754	199,800
1.875% due 07/15/2013	118,205	120,588
1.875% due 07/15/2015	6,156	6,756
1.875% due 07/15/2019	5,284	6,478
2.000% due 01/15/2014 (g)(h)(i)	115,270	119,169
2.000% due 07/15/2014	12,093	12,807

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 01/15/2016		$105,142	$117,258
2.000% due 01/15/2026 (e)(g)(h)(i)		256,032	334,082
2.125% due 01/15/2019		15,444	18,860
2.125% due 02/15/2040		16,619	23,503
2.375% due 01/15/2017		28,659	33,455
2.375% due 01/15/2025		224,733	302,372
2.375% due 01/15/2027		98,274	134,090
2.500% due 01/15/2029		115,741	162,164
2.625% due 07/15/2017 (d)(e)		23,937	28,825
3.375% due 04/15/2032		16,215	26,157
3.625% due 04/15/2028		43	67
3.875% due 04/15/2029		107,290	174,798

Total U.S. Treasury Obligations (Cost $3,205,714)			3,429,617

MORTGAGE-BACKED SECURITIES 0.1%
Wells Fargo Mortgage-Backed Securities Trust
2.673% due 10/25/2035		2,543	2,515

Total Mortgage-Backed Securities (Cost $2,350)			2,515

ASSET-BACKED SECURITIES 0.0%
Duane Street CLO Ltd.
0.543% due 11/08/2017		273	272

Total Asset-Backed Securities (Cost $265)			272

SOVEREIGN ISSUES 6.8%
Australia Government Bond
5.500% due 01/21/2018	AUD	9,800	11,329
5.500% due 04/21/2023		3,000	3,673
Australia Government CPI Linked Bond
2.500% due 09/20/2030		200	272
3.000% due 09/20/2025		1,800	2,581
4.000% due 08/20/2020		9,500	18,984
Canada Government Bond
1.500% due 12/01/2044 (a)	CAD	3,882	4,936
4.250% due 12/01/2021 (a)		22,193	30,812
Canada Housing Trust
2.450% due 12/15/2015		5,000	5,084
Instituto de Credito Oficial
1.961% due 03/25/2014	EUR	9,400	11,898
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (a)		3,277	4,054
2.100% due 09/15/2016 (a)		55,523	72,526
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	2,200	2,789

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 11/20/2025	AUD	31,900	$43,314
United Kingdom Gilt
0.125% due 03/22/2044 (a)	GBP	6,693	11,178
United Kingdom Inflation Linked Gilt
2.500% due 07/26/2016		2,100	11,281
Xunta de Galicia
5.763% due 04/03/2017	EUR	4,300	5,706
6.131% due 04/03/2018		2,600	3,481

Total Sovereign Issues (Cost $235,838)			243,898

SHORT-TERM INSTRUMENTS 2.3%

COMMERCIAL PAPER 0.5%
Santander S.A.
2.200% due 04/02/2013		$18,000	17,999

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.210% due 04/01/2013		700	700
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2043 valued at $717. Repurchase proceeds are $700.)
State Street Bank and Trust Co.
0.010% due 04/01/2013		2,302	2,302
(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $2,351. Repurchase proceeds are $2,302.)

			3,002

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 1.7%
PIMCO Short-Term Floating NAV Portfolio		6,333,636	63,381

Total Short-Term Instruments (Cost $84,375)			84,382

PURCHASED OPTIONS (k) 0.0%
(Cost $367)			304

Total Investments 104.7% (Cost $3,538,584)			$3,771,164

Written Options (l) (0.0%) (Premiums $3,539)			(1,592)

Other Assets and Liabilities (Net) (4.7%)			(166,935)

Net Assets 100.0%			$3,602,637

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Portfolio.
(c)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $151,369 at a weighted average interest rate of 0.219%

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	127

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

(d)	Securities with an aggregate market value of $137,164 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BPG	0.200%	02/05/2013	07/29/2013	$9,114	$(9,117)
	0.200%	02/05/2013	08/19/2013	2,817	(2,817)
JPS	0.190%	01/22/2013	04/11/2013	68,651	(68,676)
	0.210%	02/26/2013	04/08/2013	38,181	(38,189)
	0.230%	03/11/2013	04/01/2013	17,433	(17,435)

					$(136,234)

(e)	Securities with an aggregate market value of $59,990 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.
(f)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Sale-Buyback Financing Transactions (1)
GLM	0.210%	04/01/2013	04/02/2013	$18,393	$(18,397)
TDM	0.180%	02/04/2013	05/07/2013	22,659	(22,782)
	0.190%	01/23/2013	04/08/2013	18,813	(18,821)

					$(60,000)

(1)	Payable for sale-buyback financing transactions includes $118 of deferred price drop on sale-buyback financing transactions.

(g)	Securities with an aggregate market value of $737 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2016	1,102	$190
90-Day Eurodollar September Futures	Long	09/2015	506	(145)

				$45

(h)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $3,830 and cash of $9 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$	45,700	$2,628	$(342)

(i)	Securities with an aggregate market value of $1,689 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(j)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
GATX Financial Corp.	CBK	(1.070%	)	03/20/2016	0.540%	$	1,000	$(17)	$0	$(17)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

128	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	BPS	EUR	14,900	$302	$102	$200
Pay	1-Month EUR-FRCPXTOB Index	2.000%	07/25/2016	BOA		10,000	257	35	222
Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	FBF		2,700	50	16	34
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	CBK		1,500	19	0	19
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	DUB		1,500	20	1	19
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	MYC		5,300	70	2	68
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	RYL		1,600	21	2	19
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BPS		2,800	25	(9)	34
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF		2,100	18	3	15
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		2,500	23	9	14
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	BPS		5,500	75	(54)	129
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	JPM		2,500	34	(24)	58
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	RYL		2,500	34	(24)	58
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	SOG		3,200	44	(27)	71
Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017	DUB	$	18,600	(32)	0	(32)
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	CBK		39,600	19	10	9
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		48,600	654	802	(148)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		22,700	305	232	73

							$1,938	$1,076	$862

(k)	Purchased options outstanding as of March 31, 2013:

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus JPY	JPM	JPY	99.000	09/24/2013	$	9,900	$172	$137
Call - OTC USD versus JPY	BOA		99.000	09/24/2013		12,000	195	167

							$367	$304

(l)	Written options outstanding as of March 31, 2013:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note May Futures	$129.000	04/26/2013	49	$20	$(2)
Call - CBOT U.S. Treasury 10-Year Note May Futures	132.500	04/26/2013	49	12	(15)

				$32	$(17)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.500%	04/02/2013	$	111,500	$300	$(7)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	04/02/2013		111,500	427	(265)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	13,300	24	(3)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.850%	04/24/2013		29,800	42	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		11,100	19	(3)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		29,900	65	(7)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		9,100	16	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	$	14,800	49	(45)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	04/29/2013		5,900	2	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.150%	04/29/2013		5,900	6	(4)
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013	EUR	25,000	109	(4)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		31,400	162	(13)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		5,400	24	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		8,200	42	(4)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013		2,700	13	0
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		3,400	20	(1)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	18,300	64	(67)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		18,300	127	(56)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		16,300	74	(60)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		16,300	118	(50)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		17,200	83	(63)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		17,200	99	(53)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		9,500	35	(35)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		9,500	58	(29)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	129

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	25,600	$119	$(94)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		25,600	188	(79)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		9,600	35	(35)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		9,600	52	(29)

								$2,372	$(1,011)

Foreign Currency Options
Description	Counterparty		Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY	89.000	04/16/2013	$	36,700	$171	$(20)
Call - OTC USD versus JPY	BPS		97.000	04/16/2013		36,700	250	(83)
Put - OTC USD versus JPY	BOA		88.000	09/24/2013		12,000	116	(128)
Put - OTC USD versus JPY	JPM		88.250	09/24/2013		9,900	102	(111)
Call - OTC USD versus JPY	JPM		104.000	09/24/2013		9,900	70	(56)
Call - OTC USD versus JPY	BOA		104.000	09/24/2013		12,000	79	(68)

							$788	$(466)

Inflation-Capped Options
Description	Counterparty	Initial Index	Floating Rate	Expiration Date (5)	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$12,000	$107	$(22)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,800	36	(5)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	16,300	160	(30)
Floor - OTC YOY CPURNSA Index	DUB	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	4,500	44	(41)

						$347	$(98)

(5)	YOY options may have a series of expirations.

Transactions in written call and put options for the period ended March 31, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$311,200	EUR	0	$4,238
Sales	98	1,007,300		182,200	4,254
Closing Buys	0	(135,800)		0	(1,215)
Expirations	0	(545,200)		(12,900)	(3,261)
Exercised	0	(42,100)		0	(477)

Balance at 03/31/2013	98	$595,400	EUR	169,300	$3,539

(m)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	AUD	67,358	$	69,244	BOA	$0	$(881)	$(881)
04/2013		3,565		3,726	BPS	14	0	14
04/2013		10,942		11,220	JPM	0	(172)	(172)
04/2013		6,444		6,690	RBC	0	(19)	(19)
04/2013	JPY	104,001		1,168	BRC	63	0	63
04/2013		104,001		1,167	UAG	62	0	62
04/2013	$	1,426	AUD	1,367	FBF	0	(3)	(3)
05/2013	AUD	2,420	$	2,495	CBK	0	(19)	(19)
06/2013	CAD	41,720		40,575	BRC	0	(421)	(421)
06/2013	EUR	55,591		72,670	BRC	1,372	0	1,372
06/2013		35,542		46,233	DUB	649	0	649
06/2013		10,064		13,040	RBC	133	0	133
06/2013	GBP	14,796		22,392	BRC	32	(113)	(81)
06/2013		19,646		29,536	WST	0	(304)	(304)
06/2013	$	15,241	EUR	11,840	BPS	0	(56)	(56)
06/2013		787		602	BRC	0	(15)	(15)
06/2013		1,123		866	CBK	0	(12)	(12)
06/2013		375		289	HUS	0	(5)	(5)
06/2013		3,805	GBP	2,555	BPS	76	0	76
06/2013		6,130		4,066	DUB	46	0	46
06/2013		3,990		2,640	HUS	20	0	20
06/2013		3,136		2,079	MSC	22	0	22

						$2,489	$(2,020)	$469

130	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$2,991	$0	$2,991
Corporate Bonds & Notes
Banking & Finance	0	6,767	0	6,767
Municipal Bonds & Notes
West Virginia	0	418	0	418
U.S. Treasury Obligations	0	3,429,617	0	3,429,617
Mortgage-Backed Securities	0	2,515	0	2,515
Asset-Backed Securities	0	272	0	272
Sovereign Issues	0	243,898	0	243,898
Short-Term Instruments
Commercial Paper	0	17,999	0	17,999
Repurchase Agreements	0	3,002	0	3,002
Central Funds Used for Cash Management Purposes	63,381	0	0	63,381
Purchased Options
Foreign Exchange Contracts	0	304	0	304
	$63,381	$3,707,783	$0	$3,771,164

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Financial Derivative Instruments - Assets
Foreign Exchange Contracts	$0	$2,489	$0	$2,489
Interest Rate Contracts	190	1,042	0	1,232
	$190	$3,531	$0	$3,721

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(16)	0	(16)
Foreign Exchange Contracts	0	(2,486)	0	(2,486)
Interest Rate Contracts	(145)	(1,551)	(98)	(1,794)
	$(145)	$(4,053)	$(98)	$(4,296)

Totals	$63,426	$3,707,261	$(98)	$3,770,589

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Financial Derivative Instruments - Liabilities
Totals	$(75)	$4	$(43)	$0	$16	$0	$0	$0	$(98)	$16

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Financial Derivative Instruments - Liabilities
Total	$(98)	Indicative Market Quotation	Broker Quote	0.17-0.92

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	131

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

March 31, 2013

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$304	$0	$304
Unrealized appreciation on foreign currency contracts	0	0	0	2,489	0	2,489
Unrealized appreciation on OTC swap agreements	0	0	0	0	1,042	1,042

	$0	$0	$0	$2,793	$1,042	$3,835

Liabilities:
Written options outstanding	$0	$0	$0	$466	$1,126	$1,592
Variation margin payable on financial derivative instruments (2)	0	0	0	0	278	278
Unrealized depreciation on foreign currency contracts	0	0	0	2,020	0	2,020
Unrealized depreciation on OTC swap agreements	0	17	0	0	180	197

	$0	$17	$0	$2,486	$1,584	$4,087

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(308)	$(308)
Net realized gain on futures contracts	0	0	0	0	1,464	1,464
Net realized gain on written options	0	0	0	146	1,377	1,523
Net realized gain on swaps	0	161	0	0	932	1,093
Net realized gain on foreign currency transactions	0	0	0	5,347	0	5,347

	$0	$161	$0	$5,493	$3,465	$9,119

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$(63)	$0	$(63)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(819)	(819)
Net change in unrealized appreciation on written options	0	0	0	322	1,127	1,449
Net change in unrealized appreciation (depreciation) on swaps	0	(167)	0	0	271	104
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(1,796)	0	(1,796)

	$0	$(167)	$0	$(1,537)	$579	$(1,125)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $45 and open centrally cleared swaps cumulative (depreciation) of $(342) as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(803)	$1,005	$202
BPS	1,007	(1,030)	(23)
BRC	792	(880)	(88)
CBK	(38)	(30)	(68)
DUB	868	(980)	(112)
FBF	58	(40)	18
GLM	(366)	357	(9)
HUS	13	0	13
JPM	(231)	176	(55)
MSC	22	(100)	(78)
MYC	(107)	(55)	(162)
RBC	114	0	114
RYL	(11)	0	(11)
SOG	43	0	43
UAG	62	(90)	(28)
WST	(304)	0	(304)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

132	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Senior Floating Rate Portfolio

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 84.0%
Acosta, Inc.
5.000% due 03/02/2018	$50	$51
Acquistions Cogeco Cable
4.500% due 11/30/2019	25	25
AES Corporation
3.750% due 05/27/2018	261	265
Air Medical Group Holdings, Inc.
6.500% due 05/29/2018	50	51
Al Chem & CY S.C.A.
4.500% due 09/12/2019	250	251
Albertsons LLC
6.250% due 03/21/2016	50	51
Alcatel-Lucent USA, Inc.
7.250% due 01/30/2019	50	51
Alliant Holdings, Inc.
5.000% due 12/20/2019	25	25
Allison Transmission, Inc.
4.250% due 08/23/2019	25	25
AMC Entertainment, Inc.
4.750% due 02/22/2018	25	25
American Renal Holdings, Inc.
4.500% due 08/20/2019	150	151
Ameristar Casinos, Inc.
4.000% due 04/14/2018	49	49
AmWINS Group, Inc.
5.000% due 02/22/2020	50	51
Ancestry.com, Inc.
7.000% due 12/28/2018	150	151
Apex Tool Group LLC
4.500% due 02/01/2020	250	254
ARAMARK Corp.
2.084% due 01/26/2014	1	1
3.704% due 07/26/2016	50	50
Arch Coal, Inc.
5.750% due 05/16/2018	50	51
Ardent Medical Services, Inc.
6.750% due 07/02/2018	25	25
Asurion LLC
4.500% due 05/24/2019	28	28
August LuxUK Holding Co. SARL
6.250% due 04/27/2018	12	12
August U.S. Holding Co., Inc.
6.250% due 04/27/2018	9	9
Avis Budget Car Rental LLC
3.750% due 03/15/2019	25	25
AWAS Aviation Capital Ltd.
4.750% due 07/16/2018	49	49
Bausch & Lomb, Inc.
5.250% due 05/17/2019	25	25
BBHI Acquisition LLC
4.500% due 12/14/2017	93	94
Berlin Packaging LLC
4.750% due 03/18/2019	50	50
8.750% due 04/03/2020	25	25
Biomet, Inc.
3.954% - 4.197% due 07/25/2017	59	59
BNY ConvergEx Group LLC
5.250% due 12/16/2016	70	70
Brickman Group Holdings, Inc.
5.500% due 10/16/2016	35	36
Bright Horizons Family Solutions, Inc.
4.000% - 5.250% due 01/30/2020	25	25
Caesars Entertainment Operating Co., Inc.
5.454% due 01/28/2018	30	28

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Calceus Acquisition, Inc.
5.750% due 02/01/2020	$25	$25
Calpine Corp.
4.000% due 04/01/2018	49	50
Capsugel Holdings U.S., Inc.
4.750% due 08/01/2018	76	78
Catalent Pharma Solutions, Inc.
3.704% due 09/15/2016	25	25
CB Richard Ellis Services, Inc.
3.750% due 03/26/2021	300	301
CCC Information Services
5.250% due 12/17/2019	190	193
Charter Communications, Inc.
3.460% due 09/06/2016	9	9
4.000% due 05/15/2019	249	252
Chrysler Group LLC
6.000% due 05/24/2017	25	25
CNO Financial Group, Inc.
5.000% due 09/28/2018	48	49
Colfax Corporation
3.250% due 01/11/2019	250	252
Commercial Barge Line Co.
7.250% due 09/15/2019	250	251
CommScope, Inc.
3.750% - 4.250% due 01/14/2018	49	50
Community Health Systems, Inc.
3.784% - 3.787% due 01/25/2017	3	3
Compass Investments, Inc.
5.250% due 12/27/2019	25	25
Container Store, Inc.
5.250% due 04/06/2019	300	302
Convatec, Inc.
5.000% due 12/22/2016	25	25
Covanta Energy Corp.
4.000% due 03/28/2019	50	50
CPG International, Inc.
5.750% due 09/21/2019	25	25
Crown Castle Operating Co.
4.000% due 01/31/2019	249	253
Cumulus Media Holdings, Inc.
4.500% due 09/16/2018	25	25
Cunningham Lindsey Group, Inc.
5.000% due 12/07/2019	25	25
David’s Bridal, Inc.
5.000% - 6.250% due 10/11/2019	25	25
DaVita, Inc.
4.000% due 11/01/2019	250	253
4.500% due 10/20/2016	49	49
Del Monte Foods Co.
4.000% due 03/08/2018	67	67
Delos Aircraft, Inc.
4.750% due 04/12/2016	100	101
Delta SARL
6.000% due 04/30/2019	50	50
DJO Finance LLC
4.750% due 09/15/2017	275	280
Dole Food Co., Inc.
6.000% due 07/08/2018	48	48
Dollar General Corp.
2.954% due 07/07/2014	70	70
Duff & Phelps LLC
4.500% due 03/14/2020	200	202
Dunkin’ Brands, Inc.
3.750% - 5.000% due 02/14/2020	48	49
Eagle Spinco Inc.
3.500% due 01/28/2017	50	51

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Emergency Medical Services Corp.
4.000% due 05/25/2018	$253	$255
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018	9	9
EP Energy LLC
5.000% due 05/24/2018	50	51
Federal Mogul Corp.
2.138% due 12/27/2014	65	61
2.138% due 12/27/2015	33	31
FMG America Finance, Inc.
5.250% due 10/18/2017	50	50
Fox Broadcasting Co.
1.000% due 07/14/2017	200	204
Foxco Acquisition Sub LLC
5.500% due 07/14/2017	50	51
Freescale Semiconductor, Inc.
4.250% due 12/01/2016	25	25
5.000% due 03/01/2020	25	25
Fresenius Medical Care U.S. Finance, Inc.
3.250% due 09/10/2014	75	76
General Nutrition Centers, Inc.
3.750% due 03/02/2018	30	30
Genesys Telecommunications Holdings
4.000% due 02/08/2020	150	151
Getty Images, Inc.
4.750% due 10/18/2019	250	254
GFA Brands, Inc.
7.000% due 07/02/2018	49	49
Goodyear Tire & Rubber Co.
4.750% due 04/30/2019	50	51
Gray Television, Inc.
4.750% due 10/12/2019	250	254
Grifols, Inc.
4.250% due 06/01/2017	250	252
HCA, Inc.
3.454% due 05/01/2018	350	353
HD Supply, Inc.
4.500% due 10/12/2017	250	253
Health Management Associates, Inc.
3.500% due 11/18/2018	249	251
Hertz Corp.
3.750% due 03/11/2018	244	246
HJ Heinz Co.
3.500% due 03/27/2020	500	505
IASIS Healthcare LLC
4.500% due 05/03/2018	249	253
IMG Worldwide, Inc.
5.500% due 06/16/2016	20	20
IMS Health, Inc.
3.750% due 09/01/2017	29	29
Ineos U.S. Finance LLC
6.500% due 05/04/2018	25	25
Intelsat Jackson Holdings Ltd.
4.500% due 04/02/2018	100	101
J Crew Group, Inc.
4.000% due 03/07/2018	250	253
JMC Steel Group
4.750% due 04/01/2017	74	74
Kinetic Concepts, Inc.
5.500% due 05/04/2018	99	101
Lawson Software, Inc.
5.750% due 10/05/2016	43	43
Leslie’s Poolmart, Inc.
4.000% - 5.250% due 10/16/2019	50	51
Live Nation Entertainment, Inc.
4.500% due 11/06/2016	73	74

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	133

Schedule of Investments PIMCO Senior Floating Rate Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Manitowoc Co., Inc.
3.250% due 05/13/2016	$40	$40
4.250% due 11/13/2017	9	10
MCC Georgia LLC
4.500% due 10/23/2017	49	50
MetroPCS Wireless, Inc.
4.000% due 03/17/2018	98	98
MGM Resorts International, Inc.
4.250% due 12/20/2019	50	51
Michael Foods Group, Inc.
4.250% due 02/25/2018	68	69
Michaels Stores, Inc.
3.750% due 01/28/2020	225	228
MoneyGram International, Inc.
4.250% due 03/27/2020	300	303
MultiPlan, Inc.
4.000% due 08/18/2017	25	25
Neiman Marcus Group, Inc.
4.000% due 05/16/2018	50	50
NGPL PipeCo LLC
6.750% due 09/15/2017	25	25
Noranda Aluminum Acquisition Corp.
5.750% due 03/01/2019	25	25
Novelis, Inc.
3.750% due 03/10/2017	98	100
NRG Energy, Inc.
3.250% due 07/01/2018	49	50
Nuveen Investments, Inc.
5.204% due 05/13/2017	50	51
NXP BV
4.750% due 01/11/2020	260	266
Oberthur Technologies S.A.
6.252% due 03/30/2019	25	25
Ocwen Financial Corp.
5.000% due 02/15/2018	50	51
OSI Restaurant Partners LLC
4.750% due 10/26/2019	149	151
Oxbow Carbon & Minerals LLC
3.704% due 05/08/2016	43	43
Petco Animal Supplies, Inc.
1.000% due 11/24/2017	99	101
Pharmaceutical Product Development, Inc.
4.250% due 12/05/2018	49	50
Pinnacle Entertainment, Inc.
4.000% due 03/08/2019	50	50
Pinnacle Foods Finance LLC
3.704% due 10/02/2016	20	20
4.750% due 10/17/2018	25	25
Progressive Waste Solutions Ltd.
3.500% due 10/24/2019	50	51
PVH Corp.
3.250% due 02/13/2020	50	51
Quintiles Transnational Corp.
4.500% due 06/08/2018	68	69
Realogy Corporation
4.500% due 03/05/2020	250	254
Regent Seven Seas Cruises, Inc.
4.750% due 12/21/2018	250	254
Rexnord LLC
4.500% due 04/01/2018	49	50
Reynolds Group Holdings, Inc.
4.750% due 09/28/2018	50	51
Riverbed Technology, Inc.
4.000% due 12/18/2019	228	231
Roofing Supply Group LLC
5.000% due 05/31/2019	250	254

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rovi Corp.
4.000% due 03/29/2019	$46	$46
Royal Bank of Scotland PLC
6.250% due 03/22/2020	300	304
RPI Finance Trust
3.500% due 05/09/2018	97	99
Ruby Western Pipeline Holdings LLC
3.500% due 03/27/2020	300	304
Sage Products Holdings LLC
4.250% due 12/13/2019	25	25
9.250% due 06/13/2020	25	26
Salem Communications Corp.
4.500% due 03/14/2020	50	51
Samson Investment Co.
6.000% due 09/25/2018	40	41
SBA Senior Finance LLC
3.750% due 06/30/2018	248	251
Schaeffler AG
6.000% due 01/27/2017	50	51
Sealed Air Corp.
4.000% due 10/03/2018	49	50
SeaWorld Parks & Entertainment, Inc.
4.000% due 08/17/2017	95	96
Sensata Technologies BV
3.750% due 05/12/2018	49	50
Sensus USA, Inc.
4.750% due 05/09/2017	98	98
Sequa Corp.
5.250% due 05/19/2017	25	25
Serta Simmons Holdings LLC
5.000% - 6.000% due 10/01/2019	35	36
ServiceMaster Co.
4.250% due 01/31/2017	25	25
Smart & Final Stores LLC
5.750% due 11/15/2019	25	25
Sophia LP
4.500% due 07/19/2018	48	49
Springleaf Financial Funding Co.
5.500% due 05/10/2017	65	66
Station Casinos, Inc.
5.000% due 03/01/2020	250	253
SunCoke Energy, Inc.
4.000% due 07/26/2018	15	15
SunGard Data Systems, Inc.
1.953% due 02/28/2014	44	44
4.000% due 03/08/2020	50	51
4.500% due 01/31/2020	10	10
SUPERVALU, Inc.
6.250% due 03/21/2019	50	51
Symphonyiri Group, Inc.
5.000% - 6.000% due 12/01/2017	49	49
Syniverse Holdings, Inc.
5.000% due 04/23/2019	250	252
TallGrass Operations LLC
5.250% due 11/13/2018	25	25
Taminco Global Chemical Corp.
4.250% due 02/15/2019	50	50
Telesat Canada
5.500% due 03/28/2019	50	50
Terex Corp.
4.500% due 04/28/2017	49	50
Tomkins LLC
3.750% due 09/29/2016	45	46
Toys “R” Us - Delaware, Inc.
5.250% due 05/25/2018	25	24
Trans Union, LLC
4.250% due 02/08/2019	250	253

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Transdigm, Inc.
3.500% due 02/28/2017	$50	$50
Tribune Co.
4.000% due 12/31/2019	250	253
Tronox, Inc.
4.500% due 03/19/2020	50	51
Truven Health Analytics, Inc.
5.750% due 06/06/2019	25	25
U.S. Coatings Acquisition, Inc.
4.750% due 02/01/2020	50	51
United Airlines, Inc.
4.000% due 04/02/2019	300	304
United Surgical Partners International, Inc.
4.750% due 04/03/2019	50	50
Univar, Inc.
5.000% due 06/30/2017	49	50
Universal Health Services, Inc.
3.750% due 11/15/2016	51	51
Univison Communications, Inc.
4.750% due 03/01/2020	300	302
Valeant Pharmaceuticals International, Inc.
3.500% due 02/13/2019	50	50
Vanguard Health Holding Company LLC
3.750% due 01/29/2016	25	25
VeriFone Holdings, Inc.
4.250% due 12/28/2018	21	21
Vertafore, Inc.
5.250% due 07/29/2016	274	274
Virgin Media Investment Holdings Ltd.
3.750% due 02/08/2020	300	299
Vodafone Americas Finance, Inc.
6.250% due 07/24/2016	77	80
VWR Funding, Inc.
4.204% due 04/03/2017	25	25
Walter Energy, Inc.
5.750% due 04/01/2018	225	227
Walter Investment Management Corp.
5.750% due 11/28/2017	293	299
Warner Chilcott Co. LLC
4.250% due 03/15/2018	64	65
Waste Industries USA, Inc.
4.000% due 03/18/2017	50	51
WaveDivision Holdings LLC
4.000% - 5.500% due 10/15/2019	50	51
Weather Channel
3.500% due 02/13/2017	98	99
Weight Watchers International, Inc.
4.000% due 03/15/2019	25	25
Wendy’s International, Inc.
4.750% due 05/15/2019	50	50
West Corporation
4.250% due 06/30/2018	49	50
Wilsonart LLC
5.500% due 10/31/2019	250	254
Windstream Corp.
3.500% due 01/23/2020	50	50
WMG Acquisition Corp.
5.250% due 11/01/2018	49	50
Yankee Candle Company, Inc.
5.250% due 04/02/2019	45	46
Zuffa LLC
5.750% due 02/25/2020	25	25

Total Bank Loan Obligations (Cost $19,472)		19,653

134	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Notes
1.250% due 02/15/2014	$142	$143
1.250% due 03/15/2014	58	59
1.875% due 02/28/2014	100	102

Total U.S. Treasury Obligations (Cost $304)		304

SHORT-TERM INSTRUMENTS 57.8%

REPURCHASE AGREEMENTS 24.0%
Banc of America Securities LLC
0.210% due 04/01/2013	2,600	2,600
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.875% due 01/31/2017 valued at $2,657. Repurchase proceeds are $2,600.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Securities, Inc.
0.240% due 04/01/2013	$100	$100
(Dated 03/28/2013. Collateralized by Freddie Mac 0.500% due 09/25/2015 valued at $105. Repurchase proceeds are $100.)
State Street Bank and Trust Co.
0.010% due 04/01/2013	310	310
(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $320. Repurchase proceeds are $310.)
TD Securities (USA) LLC
0.220% due 04/01/2013	2,600	2,600
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $2,654. Repurchase proceeds are $2,600.)

		5,610

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 33.8%
PIMCO Short-Term Floating NAV Portfolio	790,023	$7,906

Total Short-Term Instruments (Cost $13,515)		13,516

Total Investments 143.1% (Cost $33,291)		$33,473

Other Assets and Liabilities (Net) (43.1%)		(10,075)

Net Assets 100.0%		$23,398

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$75	$18,404	$1,174	$19,653
U.S. Treasury Obligations	0	304	0	304
Short-Term Instruments
Repurchase Agreements	0	5,610	0	5,610
Central Funds Used for Cash Management Purposes	7,906	0	0	7,906
	$7,981	$24,318	$1,174	$33,473

(ii) There were assets and liabilities valued at $43 transferred from Level 1 to Level 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Bank Loan Obligations	$0	$1,203	$(86)	$0	$2	$20	$35	$0	$1,174	$20

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$1,174	Third Party Vendor	Broker Quote	100.00-103.50

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	135

Schedule of Investments PIMCO Short-Term Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 9.6%

BANKING & FINANCE 8.2%
American International Group, Inc.
5.050% due 10/01/2015 (f)	$20,000	$21,930
Citigroup, Inc.
2.293% due 08/13/2013 (f)	9,000	9,060
6.500% due 08/19/2013 (e)(f)	15,000	15,338
CNA Financial Corp.
5.850% due 12/15/2014 (f)	3,000	3,231
Countrywide Financial Corp.
6.250% due 05/15/2016 (f)	5,000	5,574
First Union National Bank of Florida
6.180% due 02/15/2036 (f)	600	719
International Lease Finance Corp.
5.625% due 09/20/2013 (f)	5,000	5,100
iStar Financial, Inc.
5.950% due 10/15/2013 (f)	6,000	6,128
Lehman Brothers Holdings, Inc.
1.000% due 09/26/2014^	5,000	1,369
1.000% due 09/27/2027^	2,000	540
SLM Corp.
8.000% due 03/25/2020 (f)	1,300	1,513
8.450% due 06/15/2018 (f)	4,000	4,760

		75,262

INDUSTRIALS 1.4%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021 (f)	10,687	11,568
UAL Pass-Through Trust
6.636% due 01/02/2024 (f)	1,106	1,202

		12,770

Total Corporate Bonds & Notes (Cost $86,696)		88,032

U.S. GOVERNMENT AGENCIES 11.3%
Fannie Mae
0.244% due 12/25/2036 (f)	357	337
0.264% due 12/25/2036	19	19
0.324% due 03/25/2034 (f)	283	281
0.354% due 10/25/2035 (f)	2,043	1,997
0.404% due 05/25/2035 (f)	81	81
0.504% due 01/25/2034 (f)	63	63
0.554% due 05/25/2042 - 02/25/2044 (f)	577	573
0.603% due 11/17/2030 - 05/18/2032 (f)	205	206
0.604% due 08/25/2017 - 12/25/2033 (f)	473	476
0.604% due 06/25/2032	9	8
0.642% due 03/25/2027 (f)	195	193
0.644% due 05/25/2036 (f)	177	178
0.653% due 10/18/2030 (f)	132	132
0.654% due 10/25/2030 (f)	107	107
0.656% due 03/25/2027 (f)	426	420
0.669% due 09/17/2027 (f)	86	87
0.703% due 11/18/2030 (f)	94	94
0.704% due 08/25/2031 - 01/25/2033 (f)	296	299
0.719% due 12/25/2013	3	3
0.754% due 12/25/2030 (f)	67	67
0.769% due 12/25/2021 (f)	58	58
0.819% due 04/25/2022	19	19
0.819% due 12/25/2023 (f)	91	92
0.854% due 09/25/2023	22	22
0.854% due 11/25/2031 (f)	157	159

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.869% due 10/25/2022 (f)	$70	$71
0.904% due 04/25/2032 (f)	144	146
0.919% due 09/25/2022	23	24
0.969% due 05/25/2022 (f)	100	102
1.019% due 09/25/2020 (f)	54	54
1.049% due 01/25/2022 (f)	79	80
1.204% due 04/25/2032 (f)	81	83
1.219% due 12/25/2023 (f)	506	513
1.300% due 03/25/2022	12	13
1.369% due 04/25/2023 - 10/25/2023 (f)	215	220
1.375% due 07/01/2042 - 07/01/2044 (f)	1,350	1,378
1.400% due 10/25/2021 (f)	32	32
1.419% due 05/25/2022 - 01/25/2024 (f)	333	341
1.425% due 09/01/2041 (f)	67	69
1.575% due 09/01/2040	19	20
1.625% due 07/01/2017	15	15
1.650% due 06/01/2033 (f)	285	299
1.775% due 08/01/2028 (f)	318	335
1.812% due 07/01/2033 (f)	282	286
1.840% due 04/01/2028 - 10/01/2032 (f)	149	153
1.845% due 06/01/2020	3	3
1.905% due 07/01/2035 (f)	496	498
1.916% due 12/01/2032 (f)	97	102
1.938% due 09/01/2033 (f)	78	82
1.963% due 05/01/2034 (f)	155	165
1.968% due 01/01/2033 (f)	33	35
1.969% due 05/01/2032 (f)	82	87
1.990% due 01/01/2035	20	21
1.992% due 06/01/2035 (f)	128	134
1.995% due 10/01/2035 (f)	508	533
2.000% due 11/01/2036 (f)	190	191
2.005% due 10/01/2034 (f)	494	522
2.010% due 10/01/2033 (f)	141	143
2.017% due 02/01/2037 (f)	92	97
2.018% due 03/01/2034 (f)	329	347
2.025% due 05/01/2030	24	24
2.035% due 08/01/2035 (f)	309	327
2.038% due 11/01/2033 (f)	330	347
2.051% due 02/01/2035 (f)	389	413
2.064% due 11/01/2022	16	17
2.066% due 11/01/2035 (f)	93	98
2.068% due 07/01/2034 (f)	256	274
2.069% due 07/01/2035 (f)	62	65
2.070% due 04/01/2034 (f)	53	55
2.072% due 01/01/2035 (f)	109	117
2.076% due 07/01/2035 (f)	90	95
2.077% due 12/01/2032 (f)	133	140
2.085% due 08/01/2033 (f)	63	63
2.090% due 05/01/2034 (f)	175	176
2.111% due 07/01/2034 (f)	696	737
2.115% due 09/01/2034 (f)	110	116
2.120% due 07/01/2036 (f)	88	88
2.125% due 08/01/2032 - 08/01/2034 (f)	327	339
2.134% due 10/01/2032 - 11/01/2035 (f)	153	161
2.138% due 04/01/2033 - 09/01/2033 (f)	546	575
2.139% due 11/01/2035 (f)	144	151
2.141% due 01/01/2035 (f)	269	286
2.145% due 07/01/2033 (f)	365	386
2.162% due 04/25/2023	25	25
2.163% due 09/01/2033 (f)	155	163
2.165% due 05/01/2035 (f)	213	225

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.170% due 04/01/2034 (f)	$189	$192
2.172% due 12/01/2035	9	9
2.179% due 01/01/2033	17	18
2.197% due 11/01/2026 (f)	301	321
2.200% due 07/01/2019	13	14
2.202% due 07/01/2036 (f)	108	108
2.209% due 07/01/2037 (f)	160	166
2.211% due 01/01/2034	7	7
2.221% due 01/01/2033 (f)	171	181
2.225% due 02/01/2035 (f)	138	147
2.232% due 02/01/2035 (f)	96	101
2.235% due 03/01/2033 (f)	101	107
2.240% due 06/01/2027	15	16
2.242% due 06/01/2034 (f)	79	79
2.250% due 06/01/2019 - 10/01/2024	43	45
2.250% due 05/01/2032 - 05/01/2033 (f)	164	173
2.252% due 09/01/2034 (f)	391	407
2.260% due 11/01/2043 (f)	127	128
2.261% due 07/01/2022 - 08/01/2032	13	13
2.268% due 04/01/2040 (f)	741	791
2.272% due 04/01/2035 (f)	54	57
2.275% due 09/01/2033 (f)	434	441
2.277% due 01/01/2033	21	23
2.290% due 01/01/2034 (f)	141	142
2.300% due 07/01/2029 - 07/01/2033 (f)	333	353
2.305% due 03/01/2035 (f)	563	568
2.308% due 01/01/2033 (f)	142	149
2.313% due 01/01/2036 (f)	483	518
2.320% due 07/01/2018	2	2
2.320% due 07/01/2037 (f)	277	296
2.321% due 07/01/2027 - 11/01/2040	82	86
2.330% due 08/01/2033 (f)	126	132
2.340% due 11/01/2031 (f)	35	37
2.344% due 02/01/2035 - 03/01/2035 (f)	110	116
2.345% due 04/01/2035 (f)	115	122
2.347% due 07/01/2035 (f)	150	161
2.349% due 09/01/2033 (f)	170	180
2.370% due 02/01/2035 - 05/01/2035	447	473
2.373% due 06/01/2030	24	25
2.380% due 12/01/2034 (f)	52	56
2.389% due 02/01/2035 (f)	170	181
2.391% due 04/01/2033	4	4
2.400% due 01/01/2033	23	24
2.405% due 11/01/2032 (f)	171	182
2.412% due 10/01/2033 (f)	389	415
2.420% due 12/01/2035 (f)	235	236
2.422% due 10/01/2033 (f)	266	285
2.430% due 08/01/2033 (f)	111	116
2.435% due 11/01/2024 (f)	126	134
2.438% due 07/01/2026 (f)	441	452
2.441% due 03/01/2033 (f)	199	213
2.448% due 02/01/2034 (f)	372	395
2.456% due 04/01/2035 (f)	53	56
2.457% due 02/01/2032 (f)	84	89
2.470% due 06/01/2034 (f)	339	355
2.483% due 01/01/2033 (f)	52	56
2.492% due 11/01/2034 (f)	46	50
2.500% due 03/01/2036 (f)	169	180
2.502% due 12/01/2032 (f)	180	184
2.503% due 12/01/2034 (f)	150	160
2.508% due 06/01/2030	2	2
2.520% due 02/01/2034 (f)	337	356
2.525% due 09/01/2032 (f)	61	62
2.527% due 09/01/2029 - 11/01/2034 (f)	280	297

136	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.528% due 01/01/2034 (f)	$74	$79
2.536% due 04/01/2034 (f)	83	87
2.551% due 03/01/2035 (f)	525	556
2.556% due 11/01/2032 (f)	57	60
2.556% due 08/01/2033	898	960
2.560% due 01/01/2035 (f)	167	177
2.570% due 03/01/2033	21	23
2.580% due 03/01/2036 (f)	177	179
2.582% due 01/01/2037	14	15
2.590% due 09/01/2018	14	15
2.591% due 06/01/2035 (f)	47	50
2.593% due 01/01/2036	12	12
2.604% due 04/01/2033 - 09/01/2035 (f)	388	416
2.605% due 11/01/2034 (f)	422	449
2.612% due 03/01/2034	24	25
2.612% due 08/01/2034 (f)	517	553
2.616% due 05/01/2033 - 04/01/2037 (f)	144	154
2.625% due 01/01/2035 (f)	445	473
2.639% due 07/01/2033	22	23
2.645% due 07/01/2034 (f)	94	100
2.646% due 02/01/2036 - 12/01/2036 (f)	583	623
2.652% due 09/01/2035 (f)	727	740
2.655% due 12/01/2035 (f)	74	79
2.657% due 07/01/2034 (f)	253	271
2.660% due 10/01/2034 (f)	60	64
2.665% due 01/01/2035 (f)	229	245
2.677% due 12/01/2030	5	5
2.677% due 02/01/2034 (f)	103	110
2.679% due 09/01/2017	14	14
2.681% due 08/01/2033 - 07/01/2035	12	12
2.683% due 12/01/2033 (f)	146	153
2.689% due 04/01/2033 (f)	145	155
2.690% due 12/01/2033 - 08/01/2046 (f)	901	959
2.692% due 09/01/2033 (f)	106	113
2.693% due 01/01/2019 (f)	129	137
2.694% due 12/01/2033 (f)	216	230
2.703% due 02/01/2034 (f)	174	185
2.719% due 01/01/2036 (f)	38	41
2.724% due 05/01/2036 (f)	183	197
2.729% due 08/01/2035 (f)	440	470
2.730% due 01/01/2033	5	5
2.730% due 12/01/2035 (f)	249	260
2.738% due 11/01/2033 (f)	442	470
2.745% due 04/01/2036 (f)	224	226
2.750% due 06/01/2034	11	11
2.750% due 07/01/2035 (f)	78	79
2.754% due 12/01/2036 (f)	35	38
2.756% due 11/01/2033 (f)	238	254
2.763% due 12/01/2018	10	11
2.775% due 04/01/2018	1	1
2.777% due 11/01/2034 (f)	126	135
2.780% due 03/01/2034 (f)	660	687
2.781% due 07/01/2035 (f)	34	36
2.787% due 04/01/2036 (f)	123	125
2.795% due 07/01/2036 (f)	86	87
2.802% due 05/01/2037 (f)	770	790
2.809% due 11/01/2034 (f)	64	68
2.810% due 12/01/2035 (f)	76	82
2.815% due 05/01/2035 (f)	259	275
2.816% due 08/01/2035 (e)	132	141
2.819% due 10/01/2033 (f)	172	184
2.825% due 10/01/2035 (f)	87	93
2.844% due 11/01/2033 (f)	312	333
2.854% due 04/01/2033 (f)	286	303

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.861% due 06/01/2036 (f)	$243	$260
2.866% due 03/01/2034 (f)	496	507
2.875% due 04/01/2035 (f)	124	133
2.887% due 06/01/2034 (f)	39	41
2.904% due 04/01/2035	7	8
2.990% due 10/01/2043	18	18
3.068% due 08/25/2042 (f)	66	70
3.073% due 03/01/2035 (f)	287	309
3.135% due 12/01/2018	13	14
3.145% due 04/01/2035 (f)	86	91
3.199% due 05/01/2036 (f)	702	727
3.310% due 02/25/2032 (f)	174	180
3.365% due 08/01/2024	9	9
3.388% due 07/01/2019	9	9
3.453% due 05/01/2036 (f)	196	203
3.593% due 09/01/2035 (f)	522	557
3.642% due 09/01/2033 (f)	650	690
3.733% due 03/01/2030	954	1,006
3.780% due 06/01/2021	23	23
3.876% due 05/01/2036 (f)	217	230
4.000% due 12/25/2017	22	23
4.000% due 08/25/2018 (f)	33	34
4.110% due 07/01/2019	12	12
4.405% due 07/01/2017	10	11
4.481% due 11/01/2033 (f)	548	585
4.500% due 01/25/2014 - 09/25/2018 (f)	134	138
4.500% due 12/25/2017 - 02/25/2028	44	44
4.778% due 08/01/2036	960	1,037
4.804% due 04/01/2036	11	12
5.000% due 09/25/2016 (f)	59	61
5.000% due 06/25/2019	7	7
5.075% due 01/01/2018	9	9
5.230% due 11/01/2014	6	6
5.240% due 03/01/2038 (f)	103	112
5.500% due 03/25/2017 - 08/25/2020 (f)	81	87
5.500% due 04/25/2017	6	6
5.518% due 06/01/2037 (f)	173	186
5.596% due 05/01/2036 (f)	365	390
5.658% due 08/01/2037	662	714
5.900% due 06/01/2047	216	234
6.000% due 09/25/2014 - 08/25/2044 (f)	319	340
6.000% due 03/25/2016 - 02/25/2044	22	26
6.083% due 09/01/2036	10	10
6.121% due 12/25/2042 (f)	251	294
6.213% due 11/01/2047	742	786
6.250% due 05/25/2042 (f)	57	65
6.440% due 09/01/2024	785	846
6.442% due 07/01/2047	232	245
6.500% due 07/25/2021 - 01/25/2044 (f)	1,466	1,734
6.500% due 11/25/2023	19	22
6.593% due 10/01/2047	928	982
6.750% due 02/01/2015	2	2
7.000% due 10/01/2015 - 02/25/2023	41	45
7.000% due 10/01/2033 (e)	166	192
7.000% due 02/25/2044 (f)	31	37
7.500% due 05/01/2028	16	17
7.500% due 05/25/2042 (f)	55	64
8.000% due 08/25/2022 - 11/25/2023 (f)	79	91
8.000% due 10/01/2026 (e)	139	159
9.000% due 03/25/2020 (f)	68	78
9.000% due 04/01/2020	22	22
9.000% due 01/01/2026 (e)	58	61
9.500% due 07/01/2021	19	19

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Federal Housing Administration
7.430% due 01/01/2021 - 06/25/2021	$225	$221
Freddie Mac
0.464% due 08/25/2031	988	967
0.484% due 09/25/2031	587	545
0.503% due 03/15/2036	17	17
0.553% due 10/15/2028 - 03/15/2029 (f)	362	364
0.554% due 06/25/2029	139	122
0.603% due 07/15/2026 - 01/15/2033 (f)	386	388
0.604% due 05/25/2043 (f)	1,814	1,830
0.653% due 08/15/2029 (f)	122	123
0.700% due 03/15/2024 - 09/15/2026 (f)	285	286
0.703% due 01/15/2032 (f)	38	38
0.750% due 05/15/2023 - 10/15/2026 (f)	422	425
0.750% due 05/15/2023	18	18
0.753% due 08/15/2029 - 03/15/2032 (f)	418	422
0.803% due 06/15/2029 - 12/15/2031 (f)	304	308
0.850% due 08/15/2022 - 03/15/2023 (f)	301	304
0.950% due 04/15/2022 (f)	50	50
1.375% due 10/25/2044 - 02/25/2045 (f)	1,513	1,508
1.512% due 10/15/2013	6	6
1.575% due 07/25/2044 (f)	6,982	7,161
2.100% due 08/01/2033 (f)	57	60
2.103% due 08/01/2015	12	12
2.165% due 01/01/2037 (f)	68	68
2.187% due 12/01/2035 (f)	95	101
2.200% due 10/01/2027	22	23
2.230% due 03/01/2035 - 11/01/2036 (f)	854	876
2.250% due 11/01/2029 (f)	156	162
2.261% due 01/01/2030 (f)	107	112
2.266% due 03/01/2030 (f)	91	92
2.318% due 07/01/2036 (f)	456	467
2.321% due 02/01/2019 (f)	53	55
2.325% due 07/01/2033 (f)	47	48
2.350% due 09/01/2030 - 05/01/2035 (f)	807	834
2.359% due 02/01/2035 (f)	197	210
2.375% due 04/01/2032 - 12/01/2032 (f)	392	414
2.378% due 03/01/2032 (f)	225	237
2.384% due 11/01/2033 (f)	115	123
2.389% due 09/01/2035 (f)	145	154
2.408% due 01/01/2036 (f)	166	177
2.415% due 09/01/2034 (f)	165	165
2.419% due 11/01/2036 (f)	42	45
2.421% due 01/01/2030 (f)	256	274
2.437% due 02/01/2036 (f)	41	43
2.461% due 06/01/2035	12	12
2.462% due 04/01/2036 (f)	438	440
2.485% due 11/01/2035	6	7
2.496% due 09/01/2034 (f)	731	780
2.500% due 02/01/2037 (f)	34	36
2.502% due 12/01/2034 (f)	35	38
2.505% due 01/01/2035 (f)	91	91
2.556% due 02/01/2036	24	26
2.575% due 04/01/2034	16	17
2.582% due 09/01/2034 (f)	230	235
2.588% due 09/01/2035 (f)	187	199

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	137

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.605% due 09/01/2035 (f)	$114	$116
2.627% due 08/01/2023	17	17
2.627% due 12/01/2036 (f)	175	186
2.631% due 09/01/2035 (f)	449	479
2.633% due 12/01/2034 (f)	281	287
2.680% due 03/01/2036 (f)	597	637
2.684% due 11/01/2024 (f)	44	45
2.705% due 08/01/2035 (f)	402	429
2.712% due 03/01/2035 - 10/01/2035 (f)	616	658
2.724% due 12/01/2024 (f)	213	215
2.729% due 08/01/2036 (f)	161	165
2.730% due 01/01/2035 (f)	32	35
2.737% due 02/01/2035 (f)	839	898
2.741% due 06/01/2036 (f)	377	387
2.743% due 02/01/2036 (f)	80	86
2.781% due 08/01/2035	12	13
2.792% due 12/01/2035 (f)	233	249
2.817% due 01/01/2036 (f)	30	32
2.824% due 05/01/2035 (f)	316	334
2.829% due 07/01/2035	17	18
2.836% due 07/01/2035 (f)	354	378
2.854% due 09/01/2034 (f)	57	61
2.856% due 08/01/2035 (f)	537	573
2.871% due 06/01/2035 (f)	39	41
2.884% due 01/01/2037	14	15
2.885% due 03/01/2035 (f)	261	265
2.888% due 11/01/2034 (f)	321	334
2.895% due 02/01/2036 (f)	40	43
2.896% due 09/01/2035 (f)	37	39
2.905% due 03/01/2036 (f)	454	459
2.920% due 04/01/2036 (f)	115	123
2.955% due 09/01/2035 (f)	41	44
2.985% due 12/01/2034	23	23
3.036% due 04/01/2035 (f)	144	146
3.129% due 07/01/2019	4	4
3.277% due 01/01/2027	599	629
3.500% due 03/15/2018	8	9
3.910% due 04/01/2030	892	945
4.000% due 11/15/2017	14	14
4.000% due 04/15/2018 (f)	62	63
4.181% due 01/01/2034 (f)	1,390	1,488
4.472% due 09/01/2030	497	528
4.500% due 07/15/2018 - 03/15/2021	16	17
4.500% due 04/15/2020 - 04/15/2032 (f)	376	424
4.821% due 05/01/2033	6	6
4.925% due 07/01/2033	11	11
5.065% due 10/01/2034	3	4
5.111% due 08/01/2035 (f)	126	135
5.253% due 11/01/2033 (f)	479	513
5.500% due 03/15/2014 - 08/15/2030	13	13
5.500% due 06/15/2024 - 10/15/2032 (f)	92	100
5.674% due 03/01/2036 (f)	28	30
5.682% due 08/01/2037	968	1,045
6.000% due 09/15/2016 - 05/01/2035 (f)	284	309
6.000% due 01/15/2029 - 02/15/2029	31	31
6.042% due 07/01/2037	885	947
6.056% due 09/01/2037	935	991
6.080% due 11/01/2036	11	12
6.105% due 09/01/2036	694	735
6.157% due 07/01/2036	3	4
6.250% due 12/15/2023	18	20
6.652% due 09/01/2037	917	971
7.000% due 06/01/2017	3	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 10/15/2022 - 07/15/2027 (f)	$196	$225
8.500% due 11/15/2021 (f)	197	223
Ginnie Mae
0.403% due 01/16/2031 (f)	46	47
0.553% due 06/20/2032 (f)	69	70
0.603% due 03/16/2029 - 02/16/2032 (f)	668	677
0.653% due 03/16/2031 (f)	84	85
0.703% due 04/16/2030 - 04/16/2032 (f)	157	158
0.753% due 10/16/2029 (f)	85	86
1.625% due 01/20/2027 - 10/20/2029 (f)	1,334	1,395
1.625% due 01/20/2030	10	11
1.750% due 07/20/2026	21	22
1.750% due 09/20/2029 - 04/20/2033 (f)	1,312	1,377
2.000% due 02/20/2025	17	18
8.000% due 06/20/2025	1	2

Total U.S. Government Agencies (Cost $99,384)		102,868

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
2.375% due 08/31/2014 (g)(h)	700	722

Total U.S. Treasury Obligations (Cost $720)		722

MORTGAGE-BACKED SECURITIES 79.6%
Adjustable Rate Mortgage Trust
0.454% due 10/25/2035	21	18
0.864% due 05/25/2035	593	594
0.944% due 01/25/2035	17	17
0.944% due 02/25/2035	665	655
2.561% due 01/25/2035	3,068	3,098
2.753% due 01/25/2035	1,197	1,193
2.972% due 11/25/2035	592	510
2.993% due 03/25/2035	96	90
American Home Mortgage Investment Trust
1.947% due 09/25/2045	1,341	1,294
2.072% due 09/25/2035	18,456	18,633
2.291% due 10/25/2034	493	488
2.457% due 02/25/2045	1,597	1,570
Banc of America Alternative Loan Trust
0.704% due 04/25/2033	121	120
5.000% due 06/25/2019	238	240
6.000% due 04/25/2036	875	899
Banc of America Commercial Mortgage Trust
5.619% due 04/10/2049	708	722
Banc of America Funding Corp.
2.675% due 03/20/2035	83	82
2.975% due 11/20/2034	3,727	3,396
3.120% due 11/20/2035	449	422
Banc of America Mortgage Trust
2.962% due 02/25/2034	1,431	1,416
3.039% due 01/25/2034	226	227
3.065% due 04/25/2034	350	357
3.101% due 11/25/2034	55	55
3.102% due 10/25/2034	57	57
3.111% due 01/25/2035	212	212
3.119% due 05/25/2033	917	912
3.132% due 09/25/2033	8,467	8,577
3.136% due 09/25/2033	429	433
3.159% due 02/25/2033	310	306
3.187% due 11/25/2033	246	247

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 12/25/2018	$51	$52
5.122% due 10/25/2035	358	351
6.500% due 09/25/2033	587	608
BCAP LLC Trust
0.324% due 07/26/2036	3,818	3,753
0.409% due 12/21/2046	1,881	1,839
0.414% due 02/26/2036	9,185	8,557
2.197% due 11/26/2045	3,387	3,389
2.406% due 12/26/2036	5,043	4,978
2.530% due 10/26/2035	4,863	4,612
2.543% due 07/26/2037	1,751	1,743
2.592% due 05/26/2037	2,904	2,747
2.613% due 07/26/2036	3,028	3,030
2.630% due 10/26/2036	2,322	2,299
2.633% due 07/26/2036	3,336	3,381
2.638% due 05/26/2036	3,482	3,485
2.725% due 03/26/2037	1,747	1,762
2.835% due 11/26/2035	1,022	1,025
2.851% due 02/26/2036	14,181	14,228
2.865% due 07/26/2037	1,954	1,963
2.874% due 11/26/2035	9,821	9,663
2.897% due 10/26/2035	2,412	2,445
2.975% due 04/26/2037	5,163	5,223
3.018% due 05/26/2047	4,779	4,746
3.120% due 05/20/2035	4,896	4,868
4.618% due 05/26/2037	4,629	4,670
4.725% due 06/26/2037	1,702	1,719
4.929% due 02/26/2037	2,514	2,531
5.000% due 07/26/2035	1,862	1,852
5.000% due 10/26/2037	231	231
5.041% due 04/26/2037	1,880	1,916
5.050% due 07/26/2037	2,170	2,261
5.101% due 07/26/2037	1,690	1,614
5.250% due 06/26/2035	5,597	5,750
5.353% due 06/26/2047	1,528	1,563
5.500% due 12/26/2035	5,485	5,543
5.500% due 02/26/2036	5,557	5,751
5.893% due 08/26/2037	5,849	6,173
6.500% due 02/26/2036	7,536	7,592
Bear Stearns Adjustable Rate Mortgage Trust
2.467% due 08/25/2033	5,788	5,835
2.470% due 10/25/2035	3,296	3,198
2.471% due 04/25/2033	45	46
2.573% due 04/25/2033	287	298
2.600% due 03/25/2035	2,182	2,206
2.654% due 11/25/2034	2,280	2,262
2.671% due 10/25/2035	4,901	4,925
2.726% due 02/25/2033	19	20
2.730% due 10/25/2033	64	65
2.736% due 08/25/2033	490	492
2.811% due 05/25/2033	1	1
2.947% due 01/25/2035	173	170
2.959% due 02/25/2033	14	13
2.975% due 01/25/2035	113	111
2.996% due 02/25/2034	1,121	1,109
3.018% due 02/25/2034	218	222
3.068% due 01/25/2034	360	367
3.088% due 10/25/2034	4,307	3,670
3.090% due 10/25/2034	176	173
3.123% due 01/25/2035	5,354	5,335
3.124% due 01/25/2034	958	967
3.308% due 07/25/2034	147	147
3.428% due 12/25/2035	803	817
4.822% due 10/25/2033	2	2
Bear Stearns Alt-A Trust
0.364% due 02/25/2034	1,030	994
0.374% due 08/25/2036	17	10
2.768% due 05/25/2035	142	130
2.932% due 11/25/2036	631	431

138	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Commercial Mortgage Securities
8.283% due 10/15/2032	$3,834	$4,218
Chase Mortgage Finance Corp.
2.905% due 12/25/2035	157	145
2.912% due 12/25/2035	251	237
2.988% due 02/25/2037	7,576	7,746
3.021% due 02/25/2037	3,178	2,936
Citicorp Mortgage Securities, Inc.
5.000% due 02/25/2035	96	97
Citigroup Mortgage Loan Trust, Inc.
1.004% due 08/25/2035	674	496
1.444% due 08/25/2034	19	19
1.990% due 09/25/2035	6,464	6,457
2.570% due 11/25/2035	1,081	1,063
2.600% due 05/25/2035	381	383
2.819% due 03/25/2034	97	93
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	409	355
Commercial Mortgage Pass-Through Certificates
0.323% due 02/15/2022	7,791	7,721
0.423% due 02/15/2022	13,000	12,391
5.383% due 02/15/2040	800	877
Countrywide Alternative Loan Trust
0.404% due 06/25/2037	3,318	2,708
0.604% due 03/25/2034	62	60
1.706% due 08/25/2035	6,268	5,397
3.019% due 06/25/2037	2,029	398
4.882% due 10/25/2035^	289	240
5.294% due 08/25/2036	156	157
Countrywide Home Loan Mortgage Pass-Through Trust
0.554% due 08/25/2035	433	347
0.744% due 02/25/2035	420	404
2.541% due 02/20/2036	84	65
2.819% due 08/25/2034	4,281	4,226
2.845% due 08/25/2034	3,594	3,289
2.864% due 06/20/2035	534	494
2.889% due 04/20/2035	3,793	3,764
2.927% due 11/25/2034	6,215	5,853
3.116% due 11/19/2033	27	26
3.275% due 08/25/2033	362	351
3.847% due 11/19/2033	148	148
4.500% due 10/25/2018	36	37
4.683% due 12/25/2033	242	245
5.500% due 10/25/2035	975	976
5.500% due 11/25/2035	742	682
Credit Suisse First Boston Mortgage Securities Corp.
2.238% due 07/25/2033	107	106
2.395% due 03/25/2034	69	66
2.511% due 10/25/2033	1,621	1,642
2.547% due 07/25/2033	763	763
2.668% due 11/25/2032	27	28
2.835% due 01/25/2034	2,996	2,954
2.976% due 11/25/2034	2,656	2,684
5.500% due 08/25/2034	15	15
6.500% due 04/25/2033	113	121
Credit Suisse Mortgage Capital Certificates
0.383% due 04/15/2022	4,946	4,854
0.433% due 10/15/2021	1,888	1,867
5.050% due 07/26/2037	15,174	15,469
5.695% due 04/16/2049 (f)	33,700	38,908
7.000% due 08/26/2036	4,636	4,807
CW Capital Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047	700	803
DBRR Trust
0.853% due 02/25/2045	25,168	25,171
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	230	237
5.250% due 06/25/2035	455	460

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche ALT-B Securities, Inc.
0.304% due 10/25/2036^	$15	$8
Deutsche Mortgage Securities, Inc.
5.228% due 06/26/2035	481	486
First Horizon Alternative Mortgage Securities
2.358% due 09/25/2035	116	100
2.360% due 08/25/2034	1,019	1,004
2.549% due 07/25/2035	374	310
First Horizon Mortgage Pass-Through Trust
0.474% due 02/25/2035	281	271
0.761% due 02/25/2035	1,173	1,117
2.577% due 08/25/2035	4,020	3,986
2.661% due 04/25/2035	1,329	1,326
First Republic Mortgage Loan Trust
0.553% due 11/15/2031	311	308
0.603% due 11/15/2032	465	448
0.684% due 06/25/2030	308	304
GMAC Commercial Mortgage Securities Trust, Inc.
6.481% due 09/15/2033	7,500	7,989
GMAC Mortgage Corp. Loan Trust
3.642% due 11/19/2035	536	516
Greenwich Capital Commercial Funding Corp.
0.344% due 11/05/2021	1,579	1,554
GS Mortgage Securities Corp.
1.456% due 03/06/2020 (f)	9,700	9,726
2.006% due 03/06/2020	1,010	1,015
2.202% due 03/06/2020	10,104	10,154
2.476% due 03/06/2020	670	674
4.805% due 03/06/2020	3,000	3,027
GSR Mortgage Loan Trust
0.394% due 08/25/2046	1,408	1,341
0.554% due 01/25/2034	746	709
1.940% due 03/25/2033	39	39
2.559% due 06/25/2034	381	379
2.685% due 08/25/2034	299	297
2.752% due 06/25/2034	46	46
2.913% due 05/25/2035	338	310
6.000% due 03/25/2032	16	17
Harborview Mortgage Loan Trust
0.393% due 02/19/2046	1,698	1,365
0.423% due 05/19/2035	101	83
2.339% due 08/19/2034	2,777	2,706
2.649% due 06/19/2034	6,907	6,804
2.703% due 05/19/2033	1,307	1,315
Impac CMB Trust
0.724% due 04/25/2035	2,323	2,203
0.844% due 08/25/2035	3,310	2,875
Indymac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032	59	56
Indymac Index Mortgage Loan Trust
0.304% due 02/25/2037	2	2
0.394% due 09/25/2046	819	602
0.984% due 05/25/2034	302	260
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	904	892
JPMorgan Mortgage Trust
2.340% due 11/25/2033	60	61
2.584% due 07/25/2035	19,788	19,587
2.629% due 12/25/2034	2,566	2,587
2.635% due 12/25/2034	86	88
2.654% due 09/25/2034	5	5
2.874% due 11/25/2035	719	645
2.900% due 11/25/2033	128	131
3.003% due 07/25/2035	1,498	1,356
3.030% due 07/25/2035	1,547	1,587
3.046% due 10/25/2035	900	896
4.243% due 04/25/2035	130	132

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.386% due 06/25/2035	$3	$3
4.585% due 04/25/2035	1,087	1,095
4.863% due 02/25/2035	3,141	3,188
5.268% due 07/25/2035	165	172
MASTR Adjustable Rate Mortgages Trust
2.298% due 02/25/2034	469	467
2.578% due 09/25/2033	1,102	1,087
2.630% due 11/21/2034	3,999	4,242
2.728% due 08/25/2034	6,617	6,639
2.919% due 08/25/2034	1,606	1,596
2.985% due 07/25/2034	3,704	3,665
2.994% due 01/25/2036	458	439
4.973% due 01/25/2034	91	93
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,028	2,142
Merrill Lynch Mortgage Investors Trust
0.824% due 08/25/2028	203	201
0.864% due 06/25/2028	610	607
1.281% due 03/25/2028	1,173	1,166
2.288% due 04/25/2035	2,107	2,123
2.359% due 12/25/2034	454	463
2.370% due 04/25/2029	2,114	2,117
2.528% due 02/25/2035	510	521
2.579% due 06/25/2035	1,666	1,648
2.898% due 02/25/2034	112	113
3.051% due 09/25/2033	32	32
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,000	1,137
5.485% due 03/12/2051	500	571
Morgan Stanley Mortgage Loan Trust
0.474% due 09/25/2035	8,939	8,608
2.679% due 02/25/2034	15	15
Nomura Asset Acceptance Corp.
0.594% due 10/25/2034	20	20
2.677% due 10/25/2035	93	84
3.442% due 05/25/2035	185	185
Opteum Mortgage Acceptance Corp.
0.464% due 07/25/2035	598	595
Prime Mortgage Trust
0.604% due 02/25/2019	1	1
0.604% due 02/25/2034	12	11
5.000% due 08/25/2034	254	262
6.000% due 02/25/2034	58	64
Provident Funding Mortgage Loan Trust
2.905% due 05/25/2035	117	116
RBSSP Resecuritization Trust
0.524% due 08/26/2045	699	618
Residential Accredit Loans, Inc. Trust
0.604% due 01/25/2033	440	423
0.634% due 02/25/2033	465	437
3.394% due 04/25/2035	9	1
5.500% due 08/25/2034	134	136
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	141	142
7.500% due 12/25/2031	952	994
Residential Asset Securitization Trust
3.750% due 10/25/2018	15	15
5.250% due 04/25/2034	411	427
Residential Funding Mortgage Securities, Inc. Trust
3.938% due 02/25/2036^	318	272
6.500% due 03/25/2032	36	38
Royal Bank of Scotland Capital Funding Trust
6.068% due 09/17/2039	3,500	3,944
S2 Hospitality LLC
4.500% due 04/15/2025	2,932	2,934
Sequoia Mortgage Trust
0.945% due 05/20/2034	1,289	1,231

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	139

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.963% due 04/20/2033	$140	$136
1.003% due 10/20/2027	469	460
2.096% due 07/20/2034	83	82
Silver Oak Ltd.
1.732% due 06/21/2018	19,000	19,123
Structured Adjustable Rate Mortgage Loan Trust
0.444% due 03/25/2035	265	218
0.504% due 09/25/2034	333	215
0.644% due 08/25/2035	1,918	1,751
0.944% due 01/25/2035	32	32
2.508% due 03/25/2034	116	115
2.576% due 09/25/2034	715	715
2.632% due 08/25/2034	3,323	3,269
2.639% due 07/25/2034	1,123	1,120
2.648% due 03/25/2034	547	557
2.652% due 08/25/2034	2,179	2,175
2.715% due 06/25/2034	2,183	2,267
Structured Asset Mortgage Investments, Inc.
0.883% due 11/19/2033	144	139
0.883% due 05/19/2035	579	557
0.903% due 03/19/2034	277	274
1.043% due 02/19/2033	675	666
Structured Asset Securities Corp.
2.063% due 05/25/2032	37	37
2.324% due 07/25/2032	24	24
2.467% due 09/25/2033	189	182
2.561% due 03/25/2033	566	558
2.609% due 06/25/2033	7,648	7,604
2.704% due 11/25/2033	197	198
Thornburg Mortgage Securities Trust
2.440% due 04/25/2045	490	499
UBS Commercial Mortgage Trust
0.778% due 07/15/2024	999	990
WaMu Mortgage Pass-Through Certificates
0.424% due 08/25/2046^	1,405	140
0.434% due 04/25/2045	7,911	7,314
0.464% due 11/25/2045	11,547	10,587
0.474% due 07/25/2045	4,576	4,285
0.474% due 12/25/2045	6,048	5,669
0.494% due 07/25/2045 (f)	15,546	14,575
0.494% due 10/25/2045	7,242	6,759
0.494% due 12/25/2045	6,463	5,995
0.514% due 01/25/2045	8,019	7,748
0.524% due 08/25/2045	570	537
0.604% due 01/25/2045	3,307	3,141
0.610% due 11/25/2034	5,894	5,862
0.670% due 07/25/2044	1,249	1,204
0.740% due 10/25/2044	817	773
1.177% due 08/25/2046	161	132
1.377% due 11/25/2042	361	346
1.577% due 08/25/2042	31	30
1.577% due 04/25/2044	1,734	1,640
2.457% due 08/25/2033	1,803	1,245
2.462% due 05/25/2046	1,017	899
2.462% due 08/25/2046	3,635	3,399
2.463% due 10/25/2035	4,254	1,276
2.491% due 09/25/2035	1,000	942
2.506% due 10/25/2033	874	901
2.569% due 03/25/2034	2,433	2,481
2.571% due 09/25/2046	9,364	8,287
2.571% due 11/25/2046	3,140	2,971
4.929% due 02/25/2037^	836	720
Washington Mutual MSC Mortgage Pass-Through Certificates
2.018% due 02/25/2031	1	1
2.232% due 02/25/2033	30	30
2.446% due 02/25/2033	61	60
2.476% due 01/25/2035	4,055	4,105

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.488% due 11/25/2030	$338	$336
2.679% due 06/25/2033	76	77
7.000% due 03/25/2034	220	234
Wells Fargo Mortgage-Backed Securities Trust
0.704% due 07/25/2037	832	693
2.493% due 09/25/2033	57	58
2.610% due 01/25/2035	1,498	1,500
2.615% due 09/25/2034	533	544
2.624% due 12/25/2034	873	905
2.626% due 09/25/2034	1,876	1,946
2.636% due 06/25/2035	2,965	3,040
2.641% due 03/25/2036	4,154	4,188
2.681% due 04/25/2036	5,283	5,239
2.710% due 02/25/2034	1,003	1,005
2.721% due 04/25/2036^	43	40
2.728% due 04/25/2035	623	636
2.740% due 06/25/2035	174	179
2.748% due 08/25/2033	866	891
4.423% due 10/25/2033	93	94
4.500% due 11/25/2018	185	185
4.500% due 05/25/2034	30	31
4.581% due 12/25/2033	279	282
4.683% due 12/25/2033	383	397
4.722% due 01/25/2034	282	287
4.729% due 06/25/2034	258	264
4.887% due 05/25/2034	9	10
4.926% due 01/25/2034	348	351
5.000% due 07/25/2019	13	13
5.151% due 10/25/2035	250	248
5.328% due 08/25/2035	118	119
6.000% due 09/25/2036	192	192
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	7,000	7,114

Total Mortgage-Backed Securities (Cost $712,144)		726,739

ASSET-BACKED SECURITIES 22.8%
Accredited Mortgage Loan Trust
0.964% due 01/25/2034	241	187
ACE Securities Corp.
2.829% due 06/25/2033	1,424	1,421
American Money Management Corp. CLO Ltd.
0.515% due 08/08/2017	2,580	2,578
Ameriquest Mortgage Securities, Inc.
1.554% due 02/25/2033	1,422	1,404
Argent Securities, Inc.
1.239% due 01/25/2034	705	668
Avenue CLO Fund Ltd.
0.640% due 02/15/2017	1,197	1,198
Babson CLO Inc.
0.552% due 07/20/2019	8,928	8,844
Bear Stearns Asset-Backed Securities Trust
0.274% due 12/25/2036	14	13
0.614% due 12/25/2035	1,500	1,431
1.204% due 11/25/2042	416	409
3.014% due 10/25/2036	2,928	2,857
3.136% due 10/25/2036	3,861	2,827
Bear Stearns Second Lien Trust
1.004% due 12/25/2036	21,100	7,396
BlueMountain CLO Ltd.
0.528% due 11/15/2017	1,150	1,148
Callidus Debt Partners CLO Fund Ltd.
0.563% due 04/17/2020	9,476	9,432
Capital Trust Re CDO Ltd.
5.160% due 06/25/2035	984	987
5.267% due 06/25/2035	4,500	4,508

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Carrington Mortgage Loan Trust
0.304% due 06/25/2037	$2,492	$2,394
0.384% due 02/25/2036	246	240
Citigroup Mortgage Loan Trust, Inc.
0.654% due 07/25/2044	221	216
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	894	930
Conseco Financial Corp.
6.240% due 12/01/2028	405	421
Countrywide Asset-Backed Certificates
0.304% due 05/25/2047	2,745	2,714
0.464% due 05/25/2036	2,037	2,028
0.664% due 09/25/2034	190	188
Credit Suisse First Boston Mortgage Securities Corp.
1.004% due 05/25/2043	2,914	2,595
Credit-Based Asset Servicing and Securitization LLC
6.280% due 05/25/2035	815	839
EFS Volunteer LLC
1.082% due 07/26/2027	2,529	2,557
EMC Mortgage Loan Trust
0.904% due 04/25/2042	2,293	2,056
FBR Securitization Trust
0.964% due 09/25/2035	441	429
Goldman Sachs Asset Management CLO PLC
0.519% due 08/01/2022	4,633	4,495
GSRPM Mortgage Loan Trust
0.714% due 03/25/2035	8,703	8,467
Halcyon Structured Asset Management Long/Short Ltd.
0.495% due 10/12/2018	494	492
Home Equity Asset Trust
0.804% due 11/25/2032	8	6
Home Equity Mortgage Trust
5.821% due 04/25/2035	947	933
HSBC Home Equity Loan Trust
0.383% due 01/20/2036	1,962	1,926
0.463% due 01/20/2035 (f)	16,848	16,696
HSI Asset Securitization Corp. Trust
0.254% due 10/25/2036	13	6
Indymac Home Equity Loan Asset-Backed Trust
6.372% due 05/25/2033	1,058	1,072
Indymac Residential Asset-Backed Trust
0.654% due 08/25/2035	1,100	1,066
0.724% due 10/25/2035	1,600	133
Inwood Park CDO Ltd.
0.527% due 01/20/2021	9,986	9,913
Irwin Home Equity Corp.
0.744% due 07/25/2032	131	89
JPMorgan Mortgage Acquisition Corp.
0.274% due 01/25/2037	841	826
0.284% due 03/25/2037	19	19
0.634% due 12/25/2035	14,770	13,425
Lehman XS Trust
0.354% due 04/25/2037	8,066	5,229
Long Beach Mortgage Loan Trust
0.674% due 08/25/2035	1,121	1,097
0.764% due 10/25/2034	940	843
0.904% due 03/25/2032	51	44
1.059% due 07/25/2034	1,200	1,111
Loomis Sayles CLO Ltd.
0.531% due 10/26/2020	2,955	2,883
Merrill Lynch Mortgage Investors Trust
0.564% due 09/25/2036	436	308
5.666% due 05/25/2046	86	86
Morgan Stanley ABS Capital
0.664% due 06/25/2034	391	376
1.134% due 06/25/2034	857	835
1.404% due 06/25/2033	3,065	3,006

140	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Dean Witter Capital
1.554% due 02/25/2033	$332	$297
Morgan Stanley Mortgage Loan Trust
0.274% due 01/25/2047	741	688
Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
Nelnet Student Loan Trust
0.421% due 04/25/2031	2,000	1,885
New Century Home Equity Loan Trust
0.464% due 06/25/2035	1,312	1,303
Newcastle Investment Trust
2.450% due 12/10/2033	7,104	7,264
Option One Mortgage Loan Trust
0.844% due 07/25/2033	239	219
Park Place Securities, Inc.
0.944% due 12/25/2034	5,000	4,876
Plymouth Rock CLO Ltd.
1.790% due 02/16/2019	316	316
Primus CLO Ltd.
0.537% due 07/15/2021	9,561	9,234
Renaissance Home Equity Loan Trust
0.904% due 08/25/2032	10	8
1.304% due 09/25/2037	4,947	3,012
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	1,858	1,855
Residential Asset Securities Corp. Trust
5.120% due 12/25/2033	751	703
SACO, Inc.
0.764% due 11/25/2035	1,635	1,614
0.964% due 11/25/2035	312	309
Saxon Asset Securities Trust
8.452% due 12/25/2032	1,608	1,647

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLC Student Loan Trust
4.750% due 06/15/2033	$5,717	$5,430
SLM Student Loan Trust
0.701% due 04/25/2023 (e)	4,200	4,235
1.080% due 03/15/2028	8,350	8,302
2.350% due 04/15/2039	1,285	1,292
3.500% due 08/17/2043 (f)	11,790	11,312
Soundview Home Loan Trust
1.504% due 11/25/2033	295	294
Specialty Underwriting & Residential Finance
0.884% due 01/25/2034	50	44
Structured Asset Securities Corp.
0.784% due 01/25/2033	461	444
0.854% due 05/25/2034	95	91
Trapeza CDO LLC
1.173% due 11/16/2034	1,000	590
Truman Capital Mortgage Loan Trust
0.954% due 12/25/2032	500	462
WMC Mortgage Loan Pass-Through Certificates
0.883% due 05/15/2030	104	101

Total Asset-Backed Securities (Cost $222,956)		208,124

	SHARES
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
DG Funding Trust
0.636% due 04/29/2013 (b)	267	1,940

Total Preferred Securities (Cost $2,002)		1,940

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
0.010% due 04/01/2013	$4,288	$4,288

(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $4,377. Repurchase proceeds are $4,288.)

U.S. TREASURY BILLS 0.0%
0.109% due 04/18/2013 - 01/09/2014 (a)(h)	116	116

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 0.4%
PIMCO Short-Term Floating NAV Portfolio	322,901	3,231

Total Short-Term Instruments (Cost $7,635)		7,635

Total Investments 124.5% (Cost $1,131,537)		$1,136,060

Other Assets and Liabilities (Net) (24.5%)		(223,312)

Net Assets 100.0%		$912,748

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Perpetual maturity, date shown represents next contractual call date.
(c)	Affiliated to the Portfolio.
(d)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $135,234 at a weighted average interest rate of 0.571%.
(e)	Securities with an aggregate market value of $1,313 and cash of $80 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013.
(f)	Securities with an aggregate market value of $246,152 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	0.460%	03/12/2013	04/11/2013	$5,432	$(5,433)
	0.650%	03/04/2013	04/04/2013	12,520	(12,526)
	0.700%	03/12/2013	04/11/2013	2,804	(2,805)
	0.702%	03/12/2013	04/11/2013	13,159	(13,164)
	0.984%	03/05/2013	06/05/2013	25,311	(25,330)
DEU	0.750%	01/11/2013	04/11/2013	4,777	(4,785)
FOB	0.450%	03/12/2013	04/11/2013	55,203	(55,217)
	0.500%	03/13/2013	06/14/2013	38,357	(38,367)
GSC	0.310%	03/12/2013	04/11/2013	131	(131)
RBS	1.204%	04/01/2013	04/29/2013	20,408	(20,408)
RDR	0.450%	02/26/2013	05/22/2013	5,860	(5,863)
	0.450%	03/13/2013	06/14/2013	4,845	(4,846)
	0.450%	03/28/2013	04/05/2013	653	(653)
	0.450%	03/28/2013	07/02/2013	2,629	(2,629)
RYL	1.204%	03/01/2013	04/01/2013	20,408	(20,429)
SAL	0.953%	03/19/2013	04/22/2013	8,752	(8,755)
	0.954%	03/27/2013	04/22/2013	12,317	(12,319)
ULW	0.650%	12/21/2012	06/21/2013	11,199	(11,220)

					$(244,880)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	141

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

(g)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $482 and cash of $253 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	0.750%	06/19/2016	$	23,800	$(114)	$(18)
Receive	3-Month USD-LIBOR	0.750%	06/19/2017		54,600	88	(92)

						$(26)	$(110)

(h)	Securities with an aggregate market value of $355 have been pledged as collateral for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(i)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	$	2,500	$228	$0	$228
CIFC Funding Ltd. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020		500	39	0	39
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021		2,000	389	0	389

							$656	$0	$656

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	DUB	(0.180%	)	12/20/2016	1.020%	$	10,000	$311	$0	$311
CNA Financial Corp.	CBK	(0.470%	)	12/20/2014	0.297%		3,000	(11)	0	(11)
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	1.287%		5,000	93	0	93
HSBC Finance Corp.	BPS	(0.165%	)	12/20/2013	0.114%		5,000	(2)	0	(2)
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	0.405%		3,000	15	0	15
iStar Financial, Inc.	RYL	(0.565%	)	12/20/2013	0.448%		6,000	0	0	0

								$406	$0	$406

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)		Market Value	Premiums (Received)	Unrealized Appreciation
MetLife, Inc.	BOA	1.000%	09/20/2015	0.559%	$	2,600	$29	$(175)	$204

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-7 10-Year Index 15-30%	BOA	0.145%	12/20/2016	$	25,000	$(255)	$0	$(255)
CDX.IG-7 10-Year Index 15-30%	DUB	0.157%	12/20/2016		25,000	(244)	0	(244)
CDX.IG-7 10-Year Index 15-30%	GST	0.153%	12/20/2016		25,000	(248)	0	(248)

						$(747)	$0	$(747)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

142	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$75,262	$0	$75,262
Industrials	0	11,568	1,202	12,770
U.S. Government Agencies	0	102,647	221	102,868
U.S. Treasury Obligations	0	722	0	722
Mortgage-Backed Securities	0	701,568	25,171	726,739
Asset-Backed Securities	0	199,822	8,302	208,124
Preferred Securities
Banking & Finance	0	0	1,940	1,940
Short-Term Instruments
Repurchase Agreements	0	4,288	0	4,288
U.S. Treasury Bills	0	116	0	116
Central Funds Used for Cash Management Purposes	3,231	0	0	3,231
	$3,231	$1,095,993	$36,836	$1,136,060

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Financial Derivative Instruments - Assets
Credit Contracts	$0	$1,279	$0	$1,279

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(760)	0	(760)
Interest Rate Contracts	0	(110)	0	(110)
	$0	$(870)	$0	$(870)

Totals	$3,231	$1,096,402	$36,836	$1,136,469

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Investments, at value
Corporate Bonds & Notes
Industrials	$1,239	$0	$(62)	$0	$0	$25	$0	$0	$1,202	$29
U.S. Government Agencies	368	0	(148)	1	8	(8)	0	0	221	(2)
Mortgage-Backed Securities	0	25,171	(32)	0	0	32	0	0	25,171	32
Asset-Backed Securities	44,936	50	(16,775)	162	454	1,005	0	(21,530)	8,302	202
Preferred Securities
Banking & Finance	1,999	0	0	0	0	(59)	0	0	1,940	(59)

	$48,542	$25,221	$(17,017)	$163	$462	$995	$0	$(21,530)	$36,836	$202

Financial Derivative Instruments - Assets
Credit Contracts	$114	$0	$0	$0	$0	$(75)	$0	$(39)	$0	$0

Totals	$48,656	$25,221	$(17,017)	$163	$462	$920	$0	$(21,569)	$36,836	$202

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Industrials	$1,202	Third Party Vendor	Broker Quote	108.63
U.S. Government Agencies	221	Benchmark Pricing	Base Price	98.45
Mortgage-Backed Securities	25,171	Benchmark Pricing	Base Price	100.00
Asset-Backed Securities	8,302	Benchmark Pricing	Base Price	99.55
Preferred Securities
Banking & Finance	1,940	Benchmark Pricing	Base Price	$7,258.66

Total	$36,836

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	143

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

March 31, 2013

(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on OTC swap agreements	$0	$1,279	$0	$0	$0	$1,279

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$44	$44
Unrealized depreciation on OTC swap agreements	0	760	0	0	0	760

	$0	$760	$0	$0	$44	$804

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives:
Net realized (loss) on swaps	$0	$(122)	$0	$0	$(769)	$(891)

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on swaps	$0	$(1,109)	$0	$0	$(320)	$(1,429)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative (depreciation) of $(110) as reported in the Notes to Schedule of Investments.

(l)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(226)	$355	$129
BPS	(2)	0	(2)
CBK	28	(270)	(242)
DUB	67	0	67
GST	141	0	141
JPM	336	(380)	(44)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

144	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 20.5%

BANKING & FINANCE 17.7%
African Development Bank
0.628% due 08/04/2014	$13,200	$13,256
American Express Bank FSB
5.500% due 04/16/2013	24,715	24,754
American Express Co.
4.875% due 07/15/2013	3,205	3,245
American Express Credit Corp.
5.875% due 05/02/2013	24,385	24,492
7.300% due 08/20/2013	26,450	27,130
American Honda Finance Corp.
0.896% due 08/05/2013	1,660	1,664
4.625% due 04/02/2013	585	585
American International Group, Inc.
3.650% due 01/15/2014	20,971	21,471
4.250% due 05/15/2013	17,888	17,967
Asian Development Bank
1.625% due 07/15/2013	17,000	17,067
2.750% due 05/21/2014	32,600	33,516
Bank Nederlandse Gemeenten
1.500% due 03/28/2014	58,700	59,358
3.750% due 07/15/2013	2,500	2,525
5.000% due 05/16/2014	19,700	20,685
Bank of America Corp.
1.722% due 01/30/2014	24,060	24,275
4.900% due 05/01/2013	128,066	128,507
Bank of New York Mellon Corp.
0.579% due 01/31/2014	12,800	12,827
Bank of Nova Scotia
1.450% due 07/26/2014	438,641	440,319
2.375% due 12/17/2013	20,873	21,168
BB&T Corp.
3.375% due 09/25/2013	7,000	7,103
Berkshire Hathaway Finance Corp.
5.000% due 08/15/2013	6,221	6,330
BRFkredit A/S
0.554% due 04/15/2013	22,700	22,700
2.050% due 04/15/2013	85,400	85,453
Canadian Imperial Bank of Commerce
0.900% due 09/19/2014	52,000	52,409
Citigroup, Inc.
2.293% due 08/13/2013	10,000	10,067
5.500% due 04/11/2013	203,185	203,423
5.850% due 07/02/2013	7,997	8,101
6.000% due 12/13/2013	10,600	10,985
6.500% due 08/19/2013	18,179	18,589
CME Group, Inc.
5.750% due 02/15/2014	650	678
Commonwealth Bank of Australia
3.625% due 06/25/2014	1,100	1,144
DanFin Funding Ltd.
1.004% due 07/16/2013	113,650	113,823
FIH Erhvervsbank A/S
0.650% due 06/13/2013	71,800	71,868
2.000% due 06/12/2013	41,100	41,241
FMS Wertmanagement AoeR
0.382% due 06/21/2013	20,800	20,804
0.401% due 04/25/2013	7,800	7,801
General Electric Capital Corp.
0.400% due 06/20/2013	140	140
0.935% due 04/07/2014	36,454	36,603
1.002% due 04/24/2014	3,550	3,576
1.110% due 12/20/2013	4,400	4,425
1.875% due 09/16/2013	4,020	4,045
3.125% due 03/12/2014	3,000	3,067

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 06/04/2014	$17,800	$18,845
5.900% due 05/13/2014	7,400	7,843
Goldman Sachs Group LP
7.750% due 06/15/2013	4,000	4,058
Goldman Sachs Group, Inc.
1.296% due 02/07/2014	51,997	52,262
1.301% due 07/29/2013	500	501
4.750% due 07/15/2013	8,562	8,665
5.150% due 01/15/2014	25,263	26,153
5.250% due 04/01/2013	42,343	42,343
5.250% due 10/15/2013	40,064	41,052
HSBC Bank PLC
0.942% due 08/12/2013	30,420	30,486
1.625% due 08/12/2013	2,000	2,010
1.625% due 07/07/2014	20,400	20,721
HSBC Finance Corp.
0.554% due 01/15/2014	20,140	20,121
4.750% due 07/15/2013	24,520	24,816
5.250% due 01/15/2014	15,278	15,822
ING Bank NV
1.623% due 10/18/2013	3,300	3,320
3.900% due 03/19/2014	300	310
Inter-American Development Bank
0.070% due 02/18/2014	28,000	27,905
John Deere Capital Corp.
0.451% due 04/25/2014	21,300	21,337
0.454% due 07/15/2013	1,300	1,301
JPMorgan Chase & Co.
1.030% due 05/02/2014	71,150	71,609
1.102% due 01/24/2014	49,094	49,398
2.050% due 01/24/2014	53,296	54,021
4.750% due 05/01/2013	6,200	6,222
5.375% due 01/15/2014	12,800	13,308
KFW
0.211% due 02/28/2014	170,000	170,146
0.220% due 04/11/2014	202,000	202,111
1.500% due 04/04/2014	6,400	6,473
Landwirtschaftliche Rentenbank
4.125% due 07/15/2013	4,000	4,044
4.875% due 01/10/2014	4,000	4,141
Macquarie Bank Ltd.
3.300% due 07/17/2014	95,700	99,348
4.100% due 12/17/2013	35,070	36,028
Merrill Lynch & Co., Inc.
5.000% due 02/03/2014	5,095	5,273
6.150% due 04/25/2013	23,187	23,269
MetLife, Inc.
1.546% due 08/06/2013	18,400	18,478
Metropolitan Life Global Funding
1.055% due 01/10/2014	3,700	3,720
5.125% due 04/10/2013	21,120	21,140
Monumental Global Funding
0.471% due 10/25/2013	1,500	1,501
0.504% due 01/15/2014	6,410	6,412
5.500% due 04/22/2013	4,930	4,944
Morgan Stanley
0.605% due 01/09/2014	23,300	23,251
1.281% due 04/29/2013	17,015	17,024
1.902% due 01/24/2014	10,100	10,185
2.792% due 05/14/2013	68,710	68,892
National Bank of Canada
1.650% due 01/30/2014	90,250	91,210
National Rural Utilities Cooperative Finance Corp.
0.381% due 02/18/2014	7,900	7,902
Nederlandse Waterschapsbank NV
1.375% due 05/16/2014	3,700	3,742

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Network Rail Infrastructure Finance PLC
1.500% due 01/13/2014	$2,000	$2,019
New York Life Global Funding
4.650% due 05/09/2013	2,125	2,134
Nordea Bank AB
1.205% due 01/14/2014	2,183	2,197
1.750% due 10/04/2013	1,600	1,610
2.125% due 01/14/2014	1,000	1,012
Nordea Eiendomskreditt A/S
0.725% due 04/07/2015	19,400	19,480
1.875% due 04/07/2015	106,025	107,648
Nordic Investment Bank
3.500% due 09/11/2013	11,000	11,156
Oesterreichische Kontrollbank AG
0.354% due 10/21/2013	15,750	15,752
1.375% due 01/21/2014	3,054	3,078
PACCAR Financial Corp.
2.050% due 06/17/2013	1,960	1,967
Pricoa Global Funding
0.483% due 09/27/2013	19,000	19,010
Rabobank Group
2.500% due 12/12/2013	4,600	4,660
Sparebank Boligkreditt A/S
1.250% due 10/25/2014	9,800	9,848
Stadshypotek AB
0.834% due 09/30/2013	29,250	29,323
1.450% due 09/30/2013	110,470	111,098
Standard Chartered PLC
1.242% due 05/12/2014	3,225	3,256
Sun Life Financial Global Funding LP
0.574% due 10/06/2013	27,065	27,052
Svensk Exportkredit AB
0.345% due 07/13/2014	2,990	2,990
0.434% due 03/23/2014	2,750	2,749
1.042% due 08/14/2014	40,200	40,599
Swedbank Hypotek AB
0.734% due 03/28/2014	32,500	32,624
Toyota Motor Credit Corp.
0.466% due 01/27/2014	89,000	89,110
1.375% due 08/12/2013	1,600	1,607
U.S. Bancorp
1.375% due 09/13/2013	12,430	12,475
2.000% due 06/14/2013	3,000	3,011
Union Bank N.A.
2.125% due 12/16/2013	9,800	9,901
Wachovia Corp.
5.500% due 05/01/2013	3,000	3,013
Westpac Banking Corp.
0.784% due 07/16/2014	42,100	42,268
2.900% due 09/10/2014	45,000	46,639
3.180% due 07/16/2014	17,400	18,015
Westpac Securities NZ Ltd.
3.450% due 07/28/2014	42,000	43,661

		3,743,811

INDUSTRIALS 2.1%
Altria Group, Inc.
8.500% due 11/10/2013	7,600	7,964
Anheuser-Busch InBev Worldwide, Inc.
0.851% due 01/27/2014	16,594	16,648
Apache Corp.
5.250% due 04/15/2013	14,400	14,423
Burlington Northern Santa Fe LLC
4.300% due 07/01/2013	2,900	2,928
7.000% due 02/01/2014	2,000	2,105

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	145

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Comcast Corp.
5.300% due 01/15/2014	$26,342	$27,356
COX Communications, Inc.
4.625% due 06/01/2013	1,000	1,007
Diageo Finance BV
5.500% due 04/01/2013	15,738	15,738
E.I. du Pont de Nemours & Co.
5.000% due 07/15/2013	800	811
Enterprise Products Operating LLC
5.650% due 04/01/2013	2,675	2,675
5.900% due 04/15/2013	3,600	3,606
9.750% due 01/31/2014	2,410	2,590
General Mills, Inc.
5.250% due 08/15/2013	625	636
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	19,600	19,705
H.J. Heinz Co.
5.350% due 07/15/2013	19,896	20,145
International Business Machines Corp.
6.500% due 10/15/2013	1,115	1,152
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	1,845	1,903
Merck & Co., Inc.
5.300% due 12/01/2013	10,565	10,916
Mondelez International, Inc.
2.625% due 05/08/2013	11,475	11,497
5.250% due 10/01/2013	1,661	1,699
Novartis Capital Corp.
4.125% due 02/10/2014	13,080	13,485
PepsiCo, Inc.
0.875% due 10/25/2013	7,300	7,323
Philip Morris International, Inc.
4.875% due 05/16/2013	47,675	47,941
6.875% due 03/17/2014	17,055	18,124
SABMiller PLC
5.500% due 08/15/2013	1,000	1,018
Sanofi
0.594% due 03/28/2014	8,250	8,274
Statoil ASA
3.875% due 04/15/2014	3,000	3,110
Teva Pharmaceutical Finance BV
1.700% due 03/21/2014	4,500	4,555
Teva Pharmaceutical Finance Co. BV
1.193% due 11/08/2013	14,900	14,978
Texas Instruments, Inc.
0.470% due 05/15/2013	57,300	57,329
Total Capital Canada Ltd.
0.683% due 01/17/2014	25,500	25,584
United Technologies Corp.
0.557% due 12/02/2013	2,600	2,606
VF Corp.
1.038% due 08/23/2013	12,400	12,439
Volkswagen International Finance NV
0.894% due 04/01/2014	13,080	13,114
1.625% due 08/12/2013	33,834	33,981
1.875% due 04/01/2014	1,200	1,214
Walgreen Co.
0.780% due 03/13/2014	3,300	3,310
4.875% due 08/01/2013	3,100	3,144
WellPoint, Inc.
6.000% due 02/15/2014	2,300	2,408
WMC Finance USA Ltd.
5.125% due 05/15/2013	1,300	1,307

		440,748

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 0.7%
BellSouth Corp.
4.020% due 04/26/2021	$29,000	$29,061
BP Capital Markets PLC
0.733% due 06/06/2013	52,140	52,188
0.881% due 03/11/2014	11,040	11,103
0.908% due 12/06/2013	1,250	1,254
3.625% due 05/08/2014	10,165	10,504
3.750% due 06/17/2013	4,000	4,027
5.250% due 11/07/2013	37,347	38,396
Duke Energy Carolinas LLC
5.750% due 11/15/2013	1,300	1,342
Duke Energy Corp.
6.300% due 02/01/2014	2,900	3,034
PSEG Power LLC
2.500% due 04/15/2013	3,600	3,602

		154,511

Total Corporate Bonds & Notes (Cost $4,340,375)		4,339,070

U.S. GOVERNMENT AGENCIES 18.3%
Fannie Mae
0.360% due 06/23/2014	24,800	24,861
Federal Farm Credit Bank
0.200% due 02/03/2014 - 08/28/2014	173,750	173,843
0.214% due 08/27/2014	47,075	47,116
0.220% due 09/06/2013 - 11/04/2013	131,380	131,444
0.221% due 07/29/2013	18,000	18,009
0.230% due 11/18/2013 - 07/21/2014	160,900	161,030
0.242% due 09/08/2014	2,915	2,919
0.250% due 09/04/2014	100,000	100,046
0.310% due 07/14/2014	12,405	12,432
0.340% due 09/15/2014	4,800	4,813
0.350% due 03/27/2014	110,800	111,046
Federal Home Loan Bank
0.061% due 12/11/2013	104,340	104,331
0.121% due 01/27/2014	495,000	494,888
0.164% due 02/28/2014	53,000	53,015
0.174% due 02/27/2014	103,000	103,039
0.190% due 02/03/2014	165,000	165,098
0.220% due 11/25/2013 - 02/24/2014	934,830	935,579
0.220% due 01/02/2014 (a)	576,830	577,281
0.230% due 09/26/2014	185,000	184,987
0.250% due 02/14/2014	99,890	99,973
0.330% due 01/03/2014	30,000	30,042
0.340% due 12/18/2013	94,400	94,532
0.375% due 01/29/2014	108,940	109,139
Freddie Mac
0.375% due 08/28/2014	32,000	32,068
0.625% due 12/23/2013	75,000	75,247
1.000% due 08/20/2014	20,000	20,213
4.500% due 01/15/2014	10,000	10,344

Total U.S. Government Agencies (Cost $3,874,905)		3,877,335

U.S. TREASURY OBLIGATIONS 3.2%
U.S. Treasury Notes
0.250% due 04/30/2014 (a)	273,600	273,846
0.250% due 06/30/2014 (a)	245,000	245,211
1.000% due 05/15/2014	100,000	100,926
1.250% due 04/15/2014	50,000	50,562

Total U.S. Treasury Obligations (Cost $670,301)		670,545

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.1%
Ally Auto Receivables Trust
0.250% due 11/15/2013	$12,506	$12,506
Ford Credit Auto Owner Trust
0.220% due 12/15/2013	3,147	3,147

Total Asset-Backed Securities (Cost $15,652)		15,653

SOVEREIGN ISSUES 5.1%
Export Development Canada
0.380% due 05/17/2013	4,000	4,004
Instituto de Credito Oficial
3.250% due 05/14/2013	5,000	5,008
Japan Bank for International Cooperation
4.250% due 06/18/2013	13,100	13,203
Kommunalbanken A/S
0.280% due 08/28/2014	313,500	313,522
0.401% due 03/10/2014	86,050	86,102
0.402% due 10/21/2013	65,700	65,732
Kommunekredit
0.502% due 04/23/2014	68,000	68,090
1.250% due 09/03/2013	5,000	5,020
Kommuninvest Sverige AB
0.272% due 09/12/2014	70,000	70,020
0.331% due 09/11/2014	28,000	27,994
0.455% due 04/11/2014	11,450	11,462
0.584% due 09/25/2013	1,150	1,151
1.875% due 06/04/2013	2,000	2,005
Province of Ontario
1.375% due 01/27/2014	241,500	243,688
3.500% due 07/15/2013	5,000	5,047
4.100% due 06/16/2014	144,200	150,719
Province of Quebec
4.875% due 05/05/2014	5,810	6,100

Total Sovereign Issues (Cost $1,078,727)		1,078,867

SHORT-TERM INSTRUMENTS 53.8%

CERTIFICATES OF DEPOSIT 0.6%
Banco do Brasil S.A.
0.000% due 05/06/2013	12,000	11,989
0.000% due 09/23/2013	46,200	46,217
0.000% due 10/11/2013	17,000	16,917
0.000% due 11/01/2013	11,000	10,938
Dexia Credit Local S.A.
1.600% due 09/16/2013	2,500	2,510
Itau Unibanco Holding S.A.
0.000% due 09/23/2013	17,000	16,889
0.000% due 10/31/2013	12,500	12,397

		117,857

COMMERCIAL PAPER 7.2%
Abbey National Treasury Services PLC
0.360% due 04/03/2013	5,900	5,900
0.750% due 10/18/2013	3,700	3,690
1.019% due 04/03/2013	35,450	35,448
AT&T, Inc.
0.510% due 07/22/2013	5,200	5,194
BP Capital Markets PLC
0.600% due 08/12/2013	25,650	25,639
0.650% due 08/06/2013	13,200	13,195
British Telecommunications PLC
1.600% due 05/15/2013	8,200	8,184
1.640% due 05/15/2013	39,000	38,922
1.740% due 06/03/2013	20,000	19,988

146	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Canadian Natural Resources Ltd.
0.340% due 04/09/2013	$5,000	$5,000
0.340% due 04/11/2013	20,000	19,998
0.350% due 04/24/2013	8,000	7,998
City of Dallas, TX
0.300% due 04/02/2013	8,500	8,500
Commonwealth Edison Co.
0.360% due 04/09/2013	10,700	10,699
Daimler Finance North America LLC
0.700% due 03/11/2014	20,700	20,563
DCP Midstream LLC
0.330% due 04/08/2013	6,900	6,900
0.375% due 04/18/2013	12,900	12,898
0.380% due 04/22/2013	9,500	9,498
0.400% due 04/19/2013	19,100	19,096
Devon Energy Corp.
0.315% due 04/25/2013	36,100	36,092
0.370% due 04/25/2013	4,900	4,899
Dominion Resources, Inc.
0.330% due 04/08/2013	35,100	35,098
0.330% due 04/09/2013	17,100	17,099
Electricite de France S.A.
0.825% due 01/17/2014	44,500	44,303
Eni Finance USA, Inc.
0.380% due 04/02/2013	5,900	5,900
Entergy Corp.
0.720% due 04/03/2013	5,200	5,200
0.840% due 05/15/2013	6,800	6,793
0.850% due 04/12/2013	1,800	1,799
0.850% due 04/18/2013	8,394	8,391
0.850% due 06/03/2013	10,400	10,390
0.850% due 06/05/2013	7,100	7,093
0.870% due 04/18/2013	8,460	8,456
Erste Abwicklungsanstalt
0.480% due 05/03/2013	55,800	55,776
0.480% due 05/07/2013	27,060	27,047
0.490% due 05/17/2013	60,000	59,962
Export-Import Bank of Korea
0.450% due 04/17/2013	5,500	5,499
Ford Motor Credit Co. LLC
0.525% due 04/03/2013	2,150	2,150
0.525% due 04/04/2013	11,550	11,549
0.525% due 04/08/2013	500	500
0.610% due 05/07/2013	3,300	3,298
0.700% due 07/01/2013	15,300	15,261
0.950% due 05/30/2013	700	699
1.021% due 11/08/2013	25,000	24,838
1.021% due 11/26/2013	700	695
1.150% due 09/30/2013	4,100	4,079
1.150% due 10/01/2013	4,900	4,874
1.650% due 06/07/2013	27,930	27,878
Glencore Funding LLC
0.600% due 05/24/2013	8,000	7,993
Hitachi America Ltd.
0.420% due 04/05/2013	169,725	169,717
Holcim U.S. Finance SARL & Cie S.C.S.
0.480% due 06/11/2013	8,100	8,094
0.490% due 06/25/2013	4,500	4,496
0.520% due 04/10/2013	3,100	3,100
0.540% due 04/04/2013	25,900	25,899
Kansas City Power & Light Co.
0.450% due 04/12/2013	12,400	12,398
0.800% due 04/01/2013	14,900	14,900
0.850% due 04/19/2013	1,500	1,499
Kroger Co.
0.370% due 04/09/2013	16,600	16,599

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NextEra Energy Cap Holdings, Inc.
0.315% due 04/17/2013	$30,700	$30,696
Nisource Finance Corp.
0.970% due 04/12/2013	10,000	9,997
PPL Energy Supply LLC
0.330% due 04/22/2013	22,200	22,196
0.340% due 04/11/2013	5,000	4,999
0.360% due 04/30/2013	14,900	14,896
Santander S.A.
2.050% due 10/11/2013	2,000	1,989
Spectra Energy Capital
0.330% due 04/04/2013	13,600	13,600
0.350% due 04/08/2013	9,600	9,599
Standard Chartered Bank
0.399% due 09/26/2013	3,350	3,345
0.858% due 09/26/2013	2,600	2,596
0.950% due 09/26/2013	65,275	65,179
0.950% due 10/01/2013	10,000	9,985
Straight-A Funding LLC
0.180% due 06/03/2013	41,400	41,395
0.180% due 06/05/2013	20,400	20,397
0.180% due 06/10/2013	58,200	58,192
Tesco Treasury Services PLC
0.580% due 04/02/2013	10,000	10,000
Vodafone Group PLC
0.690% due 02/10/2014	7,000	6,959
0.698% due 01/28/2014	11,500	11,436
0.720% due 01/28/2014	33,800	33,613
Volvo Group Treasury North America LP
0.350% due 04/25/2013	10,720	10,717
0.400% due 04/01/2013	11,950	11,950
0.400% due 04/02/2013	1,400	1,400
0.410% due 04/01/2013	27,500	27,500
0.420% due 04/03/2013	4,500	4,500
Xerox Corp.
0.580% due 04/01/2013	20,000	20,000
Xstrata Finance Dubai Ltd.
0.470% due 04/02/2013	95,300	95,299

		1,520,058

REPURCHASE AGREEMENTS 41.2%
Banc of America Securities LLC
0.150% due 04/02/2013	500,000	500,000
(Dated 03/20/2013. Collateralized by U.S. Treasury Notes 0.250% - 1.250% due 02/15/2014 - 06/30/2014 valued at $510,442. Repurchase proceeds are $500,025)
0.150% due 04/03/2013	500,000	500,000
(Dated 03/20/2013. Collateralized by U.S. Treasury Notes 1.500% due 06/30/2016 valued at $511,975. Repurchase proceeds are $500,025)
0.180% due 04/01/2013	112,800	112,800
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 1.875% due 06/30/2015 valued at $115,567. Repurchase proceeds are $112,802)
0.210% due 04/01/2013	130,200	130,200
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.625% - 0.875% due 01/31/2017 - 05/31/2017 valued at $133,080. Repurchase proceeds are $130,203)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of Montreal
0.210% due 04/01/2013	$300,000	$300,000
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.125% - 2.625% due 06/30/2014 - 08/15/2021 valued at $305,949. Repurchase proceeds are $300,007.)
Bank of Nova Scotia
0.160% due 04/17/2013	69,482	69,482
(Dated 03/14/2013. Collateralized by Federal Home Loan Bank 5.000% due 10/18/2024 valued at $64,262. Repurchase proceeds are $69,488)
0.170% due 05/23/2013	73,010	73,010
(Dated 03/14/2013. Collateralized by Fannie Mae 2.000% due 05/24/2027 valued at $75,231. Repurchase proceeds are $73,016)
0.220% due 04/01/2013	277,900	277,900
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.250% due 08/31/2014 valued at $283,624. Repurchase proceeds are $277,907)
Barclays, Inc.
0.100% due 04/01/2013	250,000	250,000
(Dated 03/25/2013. Collateralized by Federal Home Loan Bank 2.500% - 2.650% due 02/15/2028 - 02/15/2028 valued at $260,827. Repurchase proceeds are $250,005)
0.130% due 04/02/2013	46,800	46,800
(Dated 03/27/2013. Collateralized by U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2017 valued at $47,801. Repurchase proceeds are $46,801)
0.200% due 04/02/2013	165,300	165,300
(Dated 04/01/2013. Collateralized by U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2022 valued at $168,681. Repurchase proceeds are $165,300)
0.210% due 04/01/2013	27,900	27,900
(Dated 03/28/2013. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $28,475. Repurchase proceeds are $27,901)
0.270% due 04/22/2013	139,396	139,396
(Dated 03/22/2013. Collateralized by Province of Ontario 2.300% - 2.700% due 06/16/2015 - 05/10/2016 valued at $143,745. Repurchase proceeds are $139,408)
0.340% due 04/24/2014	16,469	16,469
(Dated 04/25/2012. Collateralized by Macy’s Retail Holdings, Inc. 5.750% due 07/15/2014 valued at $16,742. Repurchase proceeds are $16,522)
0.350% due 01/14/2015	7,133	7,133
(Dated 01/14/2013. Collateralized by Citigroup, Inc. 4.450% due 01/10/2017 valued at $7,842. Repurchase proceeds are $7,138)
BNP Paribas Securities Corp.
0.110% due 04/05/2013	500,000	500,000

(Dated 03/22/2013. Collateralized by U.S. Treasury Bonds 3.125% - 6.125% due 11/15/2027 - 02/15/2042 valued at $294,119 and U.S. Treasury Notes 2.625% due 08/15/2020 valued at $219,309. Repurchase proceeds are $500,015)

0.120% due 04/03/2013	250,000	250,000
(Dated 03/22/2013. Collateralized by Fannie Mae 3.000% - 5.000% due 09/01/2040 - 01/01/2043 valued at $261,408. Repurchase proceeds are $250,008)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	147

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.200% due 04/01/2013	$26,600	$26,600
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 5.250% due 02/15/2029 valued at $27,182. Repurchase proceeds are $26,601)
Citigroup Global Markets, Inc.
0.190% due 04/01/2013	7,900	7,900
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.250% due 08/15/2015 valued at $8,070. Repurchase proceeds are $7,900)
0.200% due 04/01/2013	55,000	55,000
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.250% due 06/30/2014 valued at $56,138. Repurchase proceeds are $55,001)
0.220% due 04/01/2013	4,400	4,400
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.125% due 12/31/2013 valued at $4,492. Repurchase proceeds are $4,400)
0.220% due 04/02/2013	86,400	86,400
(Dated 04/01/2013. Collateralized by U.S. Treasury Notes 0.250% due 08/15/2015 valued at $88,220. Repurchase proceeds are $86,400)
HSBC Bank USA N.A.
0.130% due 04/02/2013	500,000	500,000

(Dated 03/26/2013. Collateralized by U.S. Treasury Inflation Protected Securities 0.125% - 2.000% due 07/15/2014 - 01/15/2018 valued at $255,123 and U.S. Treasury Notes 0.375% - 2.000% due 11/30/2013 - 03/15/2015 valued at $255,092. Repurchase proceeds are $500,011.)

JPMorgan Securities, Inc.
0.090% due 04/03/2013	500,000	500,000
(Dated 03/27/2013. Collateralized by Freddie Mac 2.250% - 4.375% due 07/17/2015 - 03/13/2020 valued at $511,754. Repurchase proceeds are $500,006)
0.190% due 04/01/2013	28,900	28,900
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $29,556. Repurchase proceeds are $28,901)
0.200% due 04/01/2013	53,300	53,300
(Dated 03/28/2013. Collateralized by Fannie Mae 0.875% due 08/28/2014 valued at $54,484. Repurchase proceeds are $53,301)
0.220% due 04/02/2013	1,000	1,000
(Dated 04/01/2013. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $1,023. Repurchase proceeds are $1,000)
0.230% due 04/01/2013	868,100	868,100

(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 2.750% due 08/15/2042 valued at $81,021 and U.S. Treasury Notes 0.250% - 2.125% due 11/30/2014 - 12/31/2015 valued at $806,353. Repurchase proceeds are $868,122)

0.230% due 04/02/2013	11,700	11,700
(Dated 04/01/2013. Collateralized by Freddie Mac 2.205% due 12/05/2022 valued at $11,976. Repurchase proceeds are $11,700)
0.240% due 04/01/2013	120,600	120,600
(Dated 03/28/2013. Collateralized by Fannie Mae 0.750% due 04/10/2015 valued at $83,298 and Freddie Mac 1.000% due 08/27/2014 valued at $39,956. Repurchase proceeds are $120,603)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley & Co., Inc.
0.200% due 04/01/2013	$1,000	$1,000
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $1,018. Repurchase proceeds are $1,000)
0.210% due 04/01/2013	5,700	5,700
(Dated 03/28/2013. Collateralized by Freddie Mac 2.650% due 11/06/2014 valued at $5,821. Repurchase proceeds are $5,700)
0.220% due 04/01/2013	534,400	534,400
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.125% - 4.500% due 05/15/2038 - 02/15/2042 valued at $543,856. Repurchase proceeds are $534,413)
0.220% due 04/02/2013	2,800	2,800
(Dated 04/01/2013. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $2,857. Repurchase proceeds are $2,800)
0.230% due 04/01/2013	5,500	5,500
(Dated 03/28/2013. Collateralized by Federal Farm Credit Bank 0.250% due 01/30/2015 valued at $5,614. Repurchase proceeds are $5,500)
0.230% due 04/02/2013	2,100	2,100
(Dated 04/01/2013. Collateralized by Fannie Mae 1.600% due 12/24/2020 valued at $2,046 and Freddie Mac 2.650% due 11/06/2014 valued at $103. Repurchase proceeds are $2,100)
RBC Capital Markets LLC
0.140% due 04/01/2013	250,000	250,000
(Dated 03/26/2013. Collateralized by Ginnie Mae 6.000% due 12/15/2039 valued at $258,834. Repurchase proceeds are $250,006)
0.160% due 04/02/2013	493,700	493,700

(Dated 03/12/2013. Collateralized by Fannie Mae 2.000% - 5.000% due 10/01/2027 - 02/01/2043 valued at $423,936 and Freddie Mac 3.000% - 3.500% due 07/01/2026 - 11/01/2042 valued at $92,237. Repurchase proceeds are $493,744)

0.230% due 04/01/2013	779,500	779,500
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.250% - 4.125% due 05/15/2015 - 08/31/2019 valued at $795,562. Repurchase proceeds are $779,520)
RBS Securities, Inc.
0.180% due 04/01/2013	249,100	249,100
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.250% due 02/28/2015 valued at $254,299. Repurchase proceeds are $249,105)
0.210% due 04/01/2013	275,800	275,800

(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2043 valued at $101,850 and U.S. Treasury Notes 0.500% - 4.250% due 11/15/2013 - 08/15/2014 valued at $179,418. Repurchase proceeds are $275,806)

0.220% due 04/01/2013	96,900	96,900
(Dated 03/28/2013. Collateralized by Fannie Mae 4.625% due 10/15/2014 valued at $98,891. Repurchase proceeds are $96,902)
0.220% due 04/02/2013	300	300
(Dated 04/01/2013. Collateralized by U.S. Treasury Notes 2.375% due 02/28/2015 valued at $307. Repurchase proceeds are $300)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Societe Generale
0.200% due 04/01/2013	$265,700	$265,700
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 2.625% due 11/15/2020 valued at $271,097. Repurchase proceeds are $265,706.)
State Street Bank and Trust Co.
0.010% due 04/01/2013	21,052	21,052
(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $21,475. Repurchase proceeds are $21,052.)
TD Securities (USA) LLC
0.190% due 04/01/2013	4,400	4,400
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $4,492. Repurchase proceeds are $4,400)
0.220% due 04/01/2013	89,600	89,600
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $91,371. Repurchase proceeds are $89,602)
0.220% due 04/02/2013	22,000	22,000
(Dated 04/01/2013. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $22,459. Repurchase proceeds are $22,000)

		8,729,842

SHORT-TERM NOTES 4.4%
American Honda Finance Corp.
0.378% due 08/02/2013	15,400	15,407
0.448% due 05/02/2013	7,900	7,900
Export Development Canada
0.160% due 02/04/2014	12,000	12,000
0.335% due 05/23/2013	55,930	55,930
Federal Home Loan Bank
0.125% due 03/20/2014	100,000	99,964
0.170% due 03/14/2014 - 03/25/2014	423,500	423,531
0.180% due 08/22/2013 - 09/06/2013	309,200	309,301
Fosse Master Issuer PLC
0.383% due 04/18/2013	12,785	12,785
MetLife Institutional Funding
0.375% due 01/10/2014	800	800

		937,618

FINLAND TREASURY BILLS 0.4%
0.274% due 06/19/2013	90,000	89,641

Total Short-Term Instruments (Cost $11,394,238)		11,395,016

Total Investments 101.0% (Cost $21,374,198)		$21,376,486

Other Assets and Liabilities (Net) (1.0%)		(207,421)

Net Assets 100.0%		$21,169,065

148	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Securities with an aggregate market value of $23,308 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013.
(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$3,743,811	$0	$3,743,811
Industrials	0	440,748	0	440,748
Utilities	0	154,511	0	154,511
U.S. Government Agencies	0	3,877,335	0	3,877,335
U.S. Treasury Obligations	0	670,545	0	670,545
Asset-Backed Securities	0	15,653	0	15,653

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Sovereign Issues	$0	$1,066,879	$11,988	$1,078,867
Short-Term Instruments
Certificates of Deposit	0	117,857	0	117,857
Commercial Paper	0	1,520,058	0	1,520,058
Repurchase Agreements	0	8,729,843	0	8,729,843
Short-Term Notes	0	937,617	0	937,617
Finland Treasury Bills	0	0	89,641	89,641
	$0	$21,274,857	$101,629	$21,376,486

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$30,831	$0	$(30,800)	$0	$0	$(31)	$0	$0	$0	$0
Sovereign Issues	29,994	12,002	(30,017)	(4)	2	11	0	0	11,988	(13)
Short-Term Instruments
Finland Treasury Bills	0	89,855	0	92	0	(306)	0	0	89,641	(306)

Totals	$60,825	$101,857	$(60,817)	$88	$2	$(326)	$0	$0	$101,629	$(319)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Sovereign Issues	$11,988	Benchmark Pricing	Base Price	100.01
Short-Term Instruments
Finland Treasury Bills	89,641	Benchmark Pricing	Base Price	99.89

Total	$101,629

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	149

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 31.6%

BANKING & FINANCE 27.4%
African Development Bank
0.628% due 08/04/2014	$3,100	$3,113
American Express Bank FSB
5.500% due 04/16/2013	6,813	6,824
American Express Co.
4.875% due 07/15/2013	1,563	1,583
American Express Credit Corp.
5.875% due 05/02/2013	3,860	3,877
7.300% due 08/20/2013	10,080	10,339
American International Group, Inc.
3.650% due 01/15/2014	3,760	3,850
4.250% due 05/15/2013	5,340	5,364
ANZ New Zealand International Ltd.
6.200% due 07/19/2013	1,250	1,272
Asian Development Bank
2.750% due 05/21/2014	14,300	14,702
Bank Nederlandse Gemeenten
1.500% due 03/28/2014	15,250	15,420
5.000% due 05/16/2014	4,400	4,620
Bank of America Corp.
1.722% due 01/30/2014	3,600	3,632
4.900% due 05/01/2013	33,600	33,716
Bank of New York Mellon Corp.
0.579% due 01/31/2014	3,600	3,608
Bank of Nova Scotia
1.450% due 07/26/2014	177,015	177,692
Berkshire Hathaway Finance Corp.
5.000% due 08/15/2013	500	509
BRFkredit A/S
0.554% due 04/15/2013	10,000	10,000
2.050% due 04/15/2013	31,450	31,470
Canadian Imperial Bank of Commerce
0.900% due 09/19/2014	6,900	6,954
Chubb Corp.
5.200% due 04/01/2013	500	500
Citigroup, Inc.
0.406% due 03/07/2014	2,000	1,995
2.293% due 08/13/2013	3,860	3,886
5.500% due 04/11/2013	51,273	51,333
5.850% due 07/02/2013	2,125	2,152
6.000% due 12/13/2013	6,074	6,294
6.500% due 08/19/2013	3,341	3,416
CME Group, Inc.
5.400% due 08/01/2013	1,000	1,016
5.750% due 02/15/2014	200	209
Commonwealth Bank of Australia
0.560% due 09/17/2014	2,400	2,411
0.725% due 07/12/2013	6,300	6,308
0.784% due 06/25/2014	5,000	5,029
3.625% due 06/25/2014	6,300	6,555
DanFin Funding Ltd.
1.004% due 07/16/2013	58,600	58,689
FIH Erhvervsbank A/S
0.650% due 06/13/2013	16,800	16,816
2.000% due 06/12/2013	9,500	9,533
FMS Wertmanagement AoeR
0.382% due 06/21/2013	6,600	6,601
General Electric Capital Corp.
0.400% due 06/20/2013	730	730
0.443% due 05/08/2013	3,109	3,110
0.917% due 06/02/2014	4,050	4,079
0.935% due 04/07/2014	4,075	4,092
1.002% due 04/24/2014	100	101
1.155% due 01/07/2014	4,300	4,329

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 09/16/2013	$470	$473
4.800% due 05/01/2013	150	150
5.500% due 06/04/2014	1,200	1,270
5.900% due 05/13/2014	8,000	8,479
Goldman Sachs Group, Inc.
1.296% due 02/07/2014	20,985	21,092
4.750% due 07/15/2013	18,457	18,680
5.150% due 01/15/2014	8,020	8,302
5.250% due 04/01/2013	6,695	6,695
5.250% due 10/15/2013	6,916	7,087
HSBC Bank PLC
0.942% due 08/12/2013	4,070	4,079
1.625% due 08/12/2013	2,800	2,813
1.625% due 07/07/2014	3,200	3,250
HSBC Finance Corp.
0.554% due 01/15/2014	8,485	8,477
4.750% due 07/15/2013	4,890	4,949
5.250% due 01/15/2014	3,500	3,624
ING Bank NV
1.623% due 10/18/2013	1,000	1,006
Inter-American Development Bank
0.070% due 02/18/2014	11,400	11,361
John Deere Capital Corp.
0.451% due 04/25/2014	5,700	5,710
0.454% due 07/15/2013	1,200	1,201
0.507% due 03/03/2014	715	717
JPMorgan Chase & Co.
1.030% due 05/02/2014	14,340	14,432
1.034% due 09/30/2013	200	201
1.102% due 01/24/2014	10,600	10,666
2.050% due 01/24/2014	12,500	12,670
4.750% due 05/01/2013	2,800	2,810
5.375% due 01/15/2014	6,300	6,550
KFW
0.211% due 02/28/2014	50,000	50,043
0.220% due 04/11/2014	40,000	40,022
0.483% due 01/17/2014	4,920	4,927
1.500% due 04/04/2014	5,000	5,057
3.500% due 03/10/2014	1,000	1,030
Macquarie Bank Ltd.
3.300% due 07/17/2014	43,200	44,847
4.100% due 12/17/2013	12,000	12,328
Merrill Lynch & Co., Inc.
5.000% due 02/03/2014	800	828
6.150% due 04/25/2013	1,285	1,289
MetLife, Inc.
1.546% due 08/06/2013	3,760	3,776
Metropolitan Life Global Funding
5.125% due 04/10/2013	14,215	14,228
5.200% due 09/18/2013	500	511
Monumental Global Funding
0.471% due 10/25/2013	1,850	1,851
0.504% due 01/15/2014	950	950
5.500% due 04/22/2013	2,295	2,301
Morgan Stanley
0.605% due 01/09/2014	8,640	8,622
1.281% due 04/29/2013	5,670	5,673
1.902% due 01/24/2014	4,100	4,135
2.792% due 05/14/2013	14,983	15,023
National Bank of Canada
1.650% due 01/30/2014	36,720	37,110
National Rural Utilities Cooperative Finance Corp.
0.381% due 02/18/2014	3,000	3,001
Nederlandse Waterschapsbank NV
0.650% due 05/08/2013	3,000	3,001
1.375% due 05/16/2014	1,000	1,011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Network Rail Infrastructure Finance PLC
3.500% due 06/17/2013	$1,700	$1,712
Nordea Bank AB
1.205% due 01/14/2014	2,160	2,174
2.125% due 01/14/2014	1,000	1,012
Nordea Eiendomskreditt A/S
0.725% due 04/07/2015	6,800	6,827
1.875% due 04/07/2015	33,500	34,013
Northern Trust Corp.
5.500% due 08/15/2013	200	204
Oesterreichische Kontrollbank AG
0.354% due 10/21/2013	4,500	4,501
1.375% due 01/21/2014	3,000	3,023
PACCAR Financial Corp.
2.050% due 06/17/2013	220	221
Pricoa Global Funding
0.483% due 09/27/2013	4,700	4,702
Rabobank Group
2.500% due 12/12/2013	5,600	5,673
4.200% due 05/13/2014	900	937
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013	1,500	1,510
Sparebank Boligkreditt A/S
1.250% due 10/25/2014	2,800	2,814
Stadshypotek AB
0.834% due 09/30/2013	13,490	13,524
1.450% due 09/30/2013	21,665	21,788
Standard Chartered PLC
1.242% due 05/12/2014	700	707
Sun Life Financial Global Funding LP
0.574% due 10/06/2013	6,800	6,797
Svensk Exportkredit AB
1.042% due 08/14/2014	12,243	12,365
Swedbank Hypotek AB
0.734% due 03/28/2014	10,000	10,038
Toronto-Dominion Bank
0.875% due 09/12/2014	5,100	5,138
Toyota Motor Credit Corp.
0.466% due 01/27/2014	21,200	21,226
U.S. Bancorp
1.375% due 09/13/2013	13,114	13,161
Union Bank N.A.
2.125% due 12/16/2013	2,900	2,930
Wachovia Corp.
5.500% due 05/01/2013	750	753
5.700% due 08/01/2013	5,000	5,088
Westpac Banking Corp.
3.180% due 07/16/2014	5,600	5,798
Westpac Securities NZ Ltd.
3.450% due 07/28/2014	16,800	17,465

		1,172,138

INDUSTRIALS 3.4%
Altria Group, Inc.
8.500% due 11/10/2013	3,150	3,301
Anheuser-Busch InBev Worldwide, Inc.
0.851% due 01/27/2014	9,667	9,698
Apache Corp.
5.250% due 04/15/2013	6,402	6,412
Broadcom Corp.
1.500% due 11/01/2013	1,000	1,006
Burlington Northern Santa Fe LLC
4.300% due 07/01/2013	1,000	1,010
7.000% due 02/01/2014	1,400	1,474
Coca-Cola Co.
0.750% due 11/15/2013	4,710	4,724

150	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Coca-Cola Enterprises, Inc.
0.590% due 02/18/2014	$390	$391
Comcast Cable Communications LLC
7.125% due 06/15/2013	50	51
Comcast Cable Holdings LLC
7.875% due 08/01/2013	400	410
Comcast Corp.
5.300% due 01/15/2014	860	893
Covidien International Finance S.A.
1.875% due 06/15/2013	2,300	2,307
COX Communications, Inc.
4.625% due 06/01/2013	300	302
Diageo Finance BV
5.500% due 04/01/2013	1,250	1,250
E.I. du Pont de Nemours & Co.
4.875% due 04/30/2014	400	419
Eaton Corp.
0.610% due 06/16/2014	3,500	3,502
Encana Corp.
4.750% due 10/15/2013	200	204
Enterprise Products Operating LLC
5.650% due 04/01/2013	1,600	1,600
5.900% due 04/15/2013	1,000	1,002
9.750% due 01/31/2014	9,773	10,502
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	3,550	3,569
H.J. Heinz Co.
5.350% due 07/15/2013	2,750	2,784
Mondelez International, Inc.
2.625% due 05/08/2013	5,025	5,035
5.250% due 10/01/2013	300	307
NBCUniversal Media LLC
2.100% due 04/01/2014	3,750	3,803
Novartis Capital Corp.
4.125% due 02/10/2014	2,900	2,990
Pearson Dollar Finance PLC
5.500% due 05/06/2013	4,000	4,016
PepsiCo, Inc.
0.875% due 10/25/2013	1,200	1,204
Philip Morris International, Inc.
4.875% due 05/16/2013	17,800	17,900
6.875% due 03/17/2014	700	744
Sanofi
0.594% due 03/28/2014	3,100	3,109
Statoil ASA
3.875% due 04/15/2014	2,000	2,073
Teva Pharmaceutical Finance Co. BV
1.193% due 11/08/2013	7,900	7,941
Texas Instruments, Inc.
0.470% due 05/15/2013	8,725	8,729
Thermo Fisher Scientific, Inc.
2.050% due 02/21/2014	1,500	1,519
Total Capital Canada Ltd.
0.383% due 05/13/2013	3,000	3,001
0.683% due 01/17/2014	7,200	7,224
United Technologies Corp.
0.557% due 12/02/2013	800	802
VF Corp.
1.038% due 08/23/2013	2,700	2,709
Volkswagen International Finance NV
0.894% due 04/01/2014	5,800	5,815
1.625% due 08/12/2013	7,568	7,601
Walgreen Co.
0.780% due 03/13/2014	600	602
4.875% due 08/01/2013	800	811

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WellPoint, Inc.
6.000% due 02/15/2014	$700	$733

		145,479

UTILITIES 0.8%
BellSouth Corp.
4.020% due 04/26/2021	4,000	4,009
BP Capital Markets PLC
0.733% due 06/06/2013	3,000	3,003
0.881% due 03/11/2014	2,500	2,514
3.625% due 05/08/2014	1,500	1,550
3.750% due 06/17/2013	5,560	5,597
5.250% due 11/07/2013	5,200	5,346
Duke Energy Corp.
5.650% due 06/15/2013	6,000	6,062
6.300% due 02/01/2014	900	942
Georgia Power Co.
1.300% due 09/15/2013	100	100
PSEG Power LLC
2.500% due 04/15/2013	3,100	3,102

		32,225

Total Corporate Bonds & Notes (Cost $1,350,333)		1,349,842

U.S. GOVERNMENT AGENCIES 21.5%
Fannie Mae
1.250% due 02/27/2014	5,106	5,162
Federal Farm Credit Bank
0.200% due 02/03/2014 - 02/20/2014	30,750	30,771
0.220% due 09/06/2013 - 11/04/2013	14,210	14,217
0.230% due 07/21/2014	15,000	15,017
0.245% due 02/07/2014	25,000	25,022
2.625% due 04/17/2014	5,272	5,408
Federal Home Loan Bank
0.061% due 12/11/2013	15,760	15,759
0.121% due 01/27/2014	100	100
0.164% due 02/28/2014	11,000	11,003
0.190% due 02/03/2014 - 04/25/2014	160,000	160,096
0.210% due 11/08/2013	10,000	10,006
0.220% due 11/25/2013 - 02/24/2014	522,260	522,668
0.230% due 04/15/2014	60,000	60,036
0.235% due 11/04/2013	18,500	18,514
0.330% due 01/17/2014	25,000	25,036

Total U.S. Government Agencies (Cost $918,038)		918,815

ASSET-BACKED SECURITIES 0.1%
Ally Auto Receivables Trust
0.250% due 11/15/2013	2,859	2,858
Ford Credit Auto Owner Trust
0.220% due 12/15/2013	451	451
Nissan Auto Lease Trust
0.363% due 07/15/2014	459	460

Total Asset-Backed Securities (Cost $3,769)		3,769

SOVEREIGN ISSUES 8.5%
Belgium Government International Bond
4.250% due 09/03/2013	2,500	2,541

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Instituto de Credito Oficial
3.250% due 05/14/2013	$1,400	$1,402
Japan Bank for International Cooperation
4.250% due 06/18/2013	10,400	10,482
Kommunalbanken A/S
0.280% due 08/28/2014	113,500	113,508
0.401% due 03/10/2014	19,900	19,906
0.402% due 10/21/2013	18,900	18,910
Kommunekredit
0.502% due 04/23/2014	13,500	13,518
1.250% due 09/03/2013	6,000	6,024
Kommuninvest Sverige AB
0.272% due 09/12/2014	22,750	22,756
0.331% due 09/11/2014	5,000	4,995
0.455% due 04/11/2014	1,300	1,301
Province of British Columbia
4.300% due 05/30/2013	2,000	2,013
Province of Nova Scotia
7.250% due 07/27/2013	1,510	1,544
Province of Ontario
1.375% due 01/27/2014	120,648	121,741
4.100% due 06/16/2014	22,273	23,280

Total Sovereign Issues (Cost $363,888)		363,921

SHORT-TERM INSTRUMENTS 36.3%

CERTIFICATES OF DEPOSIT 0.2%
Bank of Nova Scotia
0.460% due 09/16/2013	7,500	7,511
Dexia Credit Local S.A.
1.600% due 09/16/2013	2,000	2,008

		9,519

COMMERCIAL PAPER 8.8%
Abbey National Treasury Services PLC
0.360% due 04/03/2013	200	200
1.019% due 04/03/2013	8,100	8,099
AT&T, Inc.
0.510% due 07/22/2013	4,800	4,794
BP Capital Markets PLC
0.400% due 08/06/2013	2,500	2,499
0.600% due 08/12/2013	6,200	6,197
0.650% due 08/06/2013	12,200	12,195
British Telecommunications PLC
1.600% due 05/15/2013	1,100	1,098
1.640% due 05/15/2013	5,190	5,180
Canadian Natural Resources Ltd.
0.340% due 04/09/2013	5,000	5,000
0.350% due 04/24/2013	4,000	3,999
City of Dallas, TX
0.300% due 04/02/2013	1,900	1,900
Commonwealth Edison Co.
0.360% due 04/09/2013	2,400	2,400
Daimler Finance North America LLC
0.700% due 03/11/2014	3,700	3,675
DCP Midstream LLC
0.330% due 04/08/2013	4,400	4,400
0.375% due 04/18/2013	2,100	2,100
0.380% due 04/22/2013	1,800	1,800
0.400% due 04/19/2013	2,000	2,000
Devon Energy Corp.
0.370% due 04/25/2013	14,600	14,596
Dominion Resources, Inc.
0.330% due 04/08/2013	6,800	6,799
0.330% due 04/09/2013	4,100	4,100

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	151

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Electricite de France S.A.
0.825% due 01/17/2014	$21,500	$21,405
Eni Finance USA, Inc.
0.380% due 04/02/2013	1,300	1,300
Entergy Corp.
0.840% due 05/15/2013	1,220	1,219
0.850% due 04/12/2013	600	600
0.850% due 04/18/2013	2,100	2,099
0.850% due 06/03/2013	900	899
0.850% due 06/05/2013	3,600	3,596
0.870% due 04/18/2013	2,200	2,199
Erste Abwicklungsanstalt
0.318% due 08/02/2013	7,100	7,094
0.480% due 05/03/2013	12,000	11,995
0.480% due 05/07/2013	6,130	6,127
0.490% due 05/17/2013	15,000	14,991
Export-Import Bank of Korea
0.450% due 04/17/2013	1,600	1,600
Ford Motor Credit Co. LLC
0.525% due 04/03/2013	1,600	1,600
0.525% due 04/04/2013	1,400	1,400
0.525% due 04/08/2013	500	500
0.610% due 05/07/2013	2,100	2,099
0.700% due 07/01/2013	2,200	2,194
0.950% due 05/30/2013	1,400	1,398
1.021% due 11/08/2013	12,200	12,121
1.021% due 11/26/2013	700	695
1.150% due 09/30/2013	1,500	1,492
1.150% due 10/01/2013	1,600	1,592
Glencore Funding LLC
0.600% due 05/24/2013	1,600	1,599
Holcim U.S. Finance SARL & Cie S.C.S.
0.490% due 06/10/2013	8,000	7,994
0.520% due 04/10/2013	1,400	1,400
0.540% due 04/04/2013	2,200	2,200
Kansas City Power & Light Co.
0.450% due 04/12/2013	3,700	3,699
0.850% due 04/19/2013	1,750	1,749
Kroger Co.
0.370% due 04/09/2013	3,400	3,400
NextEra Energy Cap Holdings, Inc.
0.315% due 04/17/2013	7,300	7,299
Nisource Finance Corp.
0.970% due 04/12/2013	2,000	1,999
PPL Energy Supply LLC
0.330% due 04/22/2013	3,400	3,399
0.340% due 04/11/2013	4,000	4,000
0.360% due 04/30/2013	3,900	3,899
RCI Banque S.A.
0.806% due 04/26/2013	5,500	5,497
0.826% due 04/26/2013	14,000	13,992
Santander S.A.
2.050% due 10/11/2013	2,000	1,989

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Spectra Energy Capital
0.330% due 04/04/2013	$3,200	$3,200
0.350% due 04/08/2013	2,100	2,100
Standard Chartered Bank
0.950% due 09/26/2013	14,000	13,979
0.950% due 10/01/2013	3,000	2,995
Straight-A Funding LLC
0.180% due 06/03/2013	6,700	6,699
0.180% due 06/05/2013	3,600	3,599
0.180% due 06/10/2013	13,300	13,298
Tesco Treasury Services PLC
0.580% due 04/02/2013	20,000	20,000
Vodafone Group PLC
0.690% due 02/10/2014	2,000	1,988
0.720% due 01/28/2014	19,800	19,691
Volvo Group Treasury North America LP
0.350% due 04/25/2013	6,000	5,999
0.400% due 04/02/2013	2,100	2,100
Xstrata Finance Dubai Ltd.
0.470% due 04/02/2013	20,500	20,500

		373,509

REPURCHASE AGREEMENTS 6.4%
Banc of America Securities LLC
0.210% due 04/01/2013	29,600	29,600
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2043 valued at $30,307. Repurchase proceeds are $29,601.)
Bank of Montreal
0.210% due 04/01/2013	50,000	50,000
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.750% due 06/30/2017 valued at $50,963. Repurchase proceeds are $50,001.)
Bank of Nova Scotia
0.160% due 04/17/2013	15,680	15,680
(Dated 03/14/2013. Collateralized by Federal Home Loan Bank 5.000% due 10/18/2024 valued at $14,502. Repurchase proceeds are $15,681)
0.170% due 05/23/2013	16,464	16,464
(Dated 03/14/2013. Collateralized by Fannie Mae 2.000% due 05/24/2027 valued at $16,965. Repurchase proceeds are $16,465)
Barclays, Inc.
0.270% due 04/22/2013	29,724	29,724
(Dated 03/22/2013. Collateralized by Province of Ontario 2.300% - 2.700% due 06/16/2015 - 05/10/2016 valued at $30,652. Repurchase proceeds are $29,727.)
BNP Paribas Securities Corp.
0.110% due 04/03/2013	50,000	50,000
(Dated 03/22/2013. Collateralized by U.S. Treasury Bonds 5.250% due 02/15/2029 valued at $51,393. Repurchase proceeds are $50,002.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RBC Capital Markets LLC
0.160% due 04/02/2013	$23,400	$23,400
(Dated 03/12/2013. Collateralized by Fannie Mae 3.500% due 07/01/2042 valued at $24,604. Repurchase proceeds are $23,402)
0.230% due 04/01/2013	55,400	55,400
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.250% due 09/15/2015 valued at $56,541. Repurchase proceeds are $55,401)
State Street Bank and Trust Co.
0.010% due 04/01/2013	5,237	5,237
(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $5,342. Repurchase proceeds are $5,237.)

		275,505

SHORT-TERM NOTES 20.1%
American Honda Finance Corp.
0.378% due 08/02/2013	3,600	3,602
0.448% due 05/02/2013	2,630	2,630
Export Development Canada
0.335% due 05/23/2013	14,300	14,300
Federal Home Loan Bank
0.083% due 08/13/2013	16,920	16,923
0.125% due 03/20/2014	35,000	34,987
0.170% due 03/21/2014	30,000	30,002
0.180% due 08/22/2013 (a)	350,000	350,108
0.180% due 09/06/2013	400,000	400,132
Fosse Master Issuer PLC
0.383% due 04/18/2013	1,725	1,725
MetLife Institutional Funding
0.375% due 01/10/2014	3,100	3,101
Orange County, California Revenue Notes, Series 2013
0.580% due 08/01/2013	2,500	2,500

		860,010

FINLAND TREASURY BILLS 0.8%
0.274% due 06/19/2013	35,000	34,860

Total Short-Term Instruments (Cost $1,553,075)		1,553,403

Total Investments 98.0% (Cost $4,189,103)		$4,189,750

Other Assets and Liabilities (Net) 2.0%		83,766

Net Assets 100.0%		$4,273,516

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Securities with an aggregate market value of $260 and cash of $370 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013.

152	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,172,138	$0	$1,172,138
Industrials	0	145,479	0	145,479
Utilities	0	32,225	0	32,225
U.S. Government Agencies	0	918,815	0	918,815
Asset-Backed Securities	0	3,769	0	3,769
Sovereign Issues	0	358,926	4,995	363,921

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Short-Term Instruments
Certificates of Deposit	$0	$9,519	$0	$9,519
Commercial Paper	0	373,509	0	373,509
Repurchase Agreements	0	275,505	0	275,505
Short-Term Notes	0	860,010	0	860,010
Finland Treasury Bills	0	0	34,860	34,860
	$0	$4,149,895	$39,855	$4,189,750

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,503	$0	$(2,500)	$0	$0	$(3)	$0	$0	$0	$0
Sovereign Issues	3,999	5,001	(4,002)	(1)	0	(2)	0	0	4,995	(6)
Short-Term Instruments
Finland Treasury Bills	0	34,943	0	36	0	(119)	0	0	34,860	(119)

Totals	$6,502	$39,944	$(6,502)	$35	$0	$(124)	$0	$0	$39,855	$(125)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Sovereign Issues	$4,995	Benchmark Pricing	Base Price	100.01
Short-Term Instruments
Finland Treasury Bills	34,860	Benchmark Pricing	Base Price	99.89

Total	$39,855

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	153

Schedule of Investments PIMCO U.S. Government Sector Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 2.0%

BANKING & FINANCE 2.0%
Bank of America Corp.
1.722% due 01/30/2014	$24,000	$24,215
Citigroup, Inc.
1.755% due 01/13/2014	24,000	24,223
KFW
3.500% due 03/10/2014	200	206
Morgan Stanley
1.902% due 01/24/2014	24,000	24,203
U.S. Trade Funding Corp.
4.260% due 11/15/2014	2,063	2,119

		74,966

INDUSTRIALS 0.0%
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	350	376

Total Corporate Bonds & Notes (Cost $74,837)		75,342

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	1,920	2,110

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,985	1,982

NEW YORK 0.0%
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,100	1,256

Total Municipal Bonds & Notes (Cost $4,869)		5,348

U.S. GOVERNMENT AGENCIES 21.6%
Egypt Government AID Bond
4.450% due 09/15/2015	35,000	38,433
Fannie Mae
0.244% due 12/25/2036	1,089	1,028
0.324% due 03/25/2034	1,104	1,097
0.334% due 03/25/2036	751	705
0.424% due 07/25/2032	662	651
0.444% due 06/25/2033	525	504
0.464% due 06/25/2032	1	1
0.500% due 03/30/2016	46,000	46,087
0.524% due 03/25/2032	469	446
0.544% due 11/25/2032	5	4
0.554% due 05/25/2042	413	414
0.669% due 08/25/2021 - 03/25/2022	50	51
0.819% due 08/25/2022	12	12
0.875% due 12/20/2017	50,000	50,040
0.919% due 04/25/2022	25	25
1.104% due 04/25/2032	426	434
1.125% due 04/27/2017	100,000	101,967
1.375% due 02/01/2041 - 09/01/2044	6,130	6,271
1.378% due 10/01/2044	2,057	2,121
1.575% due 11/01/2030	1	1
1.908% due 03/01/2035	1,216	1,271
2.061% due 06/01/2021	966	1,013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.066% due 11/01/2035	$433	$455
2.095% due 02/01/2026	10	10
2.125% due 12/01/2032	6	6
2.139% due 11/01/2035	613	644
2.214% due 09/01/2033	3	3
2.250% due 03/15/2016	54,300	57,201
2.251% due 06/01/2032	1	1
2.257% due 05/01/2025	9	10
2.280% due 12/01/2022	28	30
2.305% due 09/01/2031	47	50
2.321% due 11/01/2020	12	12
2.347% due 07/01/2018	191	193
2.373% due 10/01/2032	31	32
2.375% due 05/01/2022 - 09/01/2022	13	13
2.390% due 12/01/2029	5	6
2.391% due 12/01/2029	8	8
2.395% due 09/01/2028	7	7
2.400% due 12/01/2031 - 05/01/2032	8	8
2.498% due 01/01/2029	5	5
2.520% due 12/01/2029	23	23
2.594% due 01/01/2036	3,762	4,012
2.655% due 12/01/2035	163	174
2.722% due 10/01/2025 - 03/01/2026	46	49
2.726% due 08/01/2036	363	387
2.750% due 09/01/2017 - 03/01/2018	31	32
2.847% due 08/01/2028	12	12
4.000% due 03/01/2029 - 01/01/2042	12,978	13,939
4.377% due 06/01/2025	16	16
4.500% due 04/01/2028 - 10/01/2041	2,714	2,931
4.625% due 05/01/2013	11,757	11,804
4.650% due 08/01/2014	9	9
5.119% due 09/01/2026	352	357
5.650% due 11/01/2014	2	2
6.000% due 06/01/2037	306	336
Financing Corp.
0.000% due 06/06/2013	70	70
Freddie Mac
0.000% due 12/11/2025	9,084	6,127
0.444% due 07/25/2031	328	338
0.703% due 06/15/2030 - 12/15/2032	218	220
0.753% due 06/15/2031	102	103
0.950% due 02/15/2027	12	12
1.000% due 03/08/2017	27,700	28,075
1.375% due 10/25/2044 - 02/25/2045	5,251	5,204
1.575% due 07/25/2044	2,593	2,660
1.750% due 09/10/2015	28,000	28,949
2.199% due 08/01/2019	27	28
2.265% due 04/01/2027	10	10
2.278% due 07/01/2020	79	84
2.294% due 02/01/2024	35	37
2.333% due 05/01/2032	17	18
2.354% due 12/01/2031	4	4
2.356% due 08/01/2031	2	2
2.366% due 03/01/2025	1	1
2.373% due 02/01/2032	5	5
2.375% due 12/01/2031	54	57
2.428% due 02/01/2032	15	16
2.459% due 03/01/2035	342	344
2.502% due 07/01/2029	14	15
2.572% due 01/01/2032	20	22

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.676% due 02/01/2035	$2,173	$2,322
2.737% due 06/01/2035	5,955	6,372
2.751% due 02/01/2018	16	18
3.347% due 08/01/2020	19	19
4.105% due 02/01/2025	8	8
4.250% due 05/22/2013	20	20
4.500% due 04/02/2014 - 09/15/2035	65,392	68,716
5.000% due 01/30/2014 - 01/15/2034	38,809	41,059
5.400% due 03/17/2021	500	568
5.500% due 08/15/2030 - 10/01/2039	766	838
6.500% due 10/25/2043	1,147	1,377
Ginnie Mae
1.625% due 10/20/2023 - 02/20/2030	1,321	1,378
1.750% due 04/20/2023 - 04/20/2032	1,253	1,317
2.000% due 10/20/2024 - 05/20/2030	320	334
5.000% due 05/20/2034	33,025	38,542
8.500% due 03/20/2025	43	52
Israel Government AID Bond
0.000% due 11/01/2024	133,000	95,909
5.500% due 09/18/2023	61,330	79,912
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 01/15/2030	18,080	10,842
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	321	323
1.000% due 03/25/2025 - 07/25/2025	297	302
1.100% due 01/25/2019 - 11/25/2024	400	406
4.500% due 03/01/2023	506	556
4.760% due 09/01/2025	14,510	16,178
4.770% due 04/01/2024	4,176	4,567
4.875% due 09/10/2013	156	159
4.930% due 01/01/2024	2,980	3,289
5.136% due 08/10/2013	663	673
5.240% due 08/01/2023	2,107	2,342
7.060% due 11/01/2019	317	349
7.220% due 11/01/2020	338	378
U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	4,000	4,065
5.190% due 08/01/2016	5,000	5,086

Total U.S. Government Agencies (Cost $737,650)		806,030

U.S. TREASURY OBLIGATIONS 69.7%
U.S. Treasury Bonds
3.125% due 11/15/2041	7,200	7,259
3.125% due 02/15/2042	13,700	13,799
4.500% due 05/15/2038	4,800	6,125
5.500% due 08/15/2028	7,200	9,991
6.250% due 08/15/2023 (e)	257,600	364,907
6.250% due 05/15/2030	7,800	11,791
6.750% due 08/15/2026	3,100	4,713
8.000% due 11/15/2021	44,700	68,164
8.125% due 05/15/2021	100,000	151,711
U.S. Treasury Notes
0.625% due 08/31/2017	133,200	133,138
1.625% due 08/15/2022	250,000	247,012
1.750% due 05/15/2022	163,340	163,978
1.875% due 09/30/2017	260,000	274,097

154	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 11/15/2021	$112,500	$116,130
2.000% due 02/15/2023	75,000	76,020
2.625% due 11/15/2020	130,000	141,923
3.000% due 02/28/2017 (e)	531,567	582,315
3.125% due 05/15/2021	12,000	13,524
3.625% due 08/15/2019 (e)	129,151	149,684
3.625% due 02/15/2021 (e)	48,367	56,400
U.S. Treasury Strips
0.000% due 11/15/2027	7,500	5,081
0.000% due 08/15/2028	900	591
0.000% due 11/15/2028	3,800	2,471
0.000% due 11/15/2039	1,100	461
0.000% due 05/15/2040	3,200	1,315

Total U.S. Treasury Obligations (Cost $2,559,827)		2,602,600

MORTGAGE-BACKED SECURITIES 5.5%
Bear Stearns Adjustable Rate Mortgage Trust
2.549% due 04/25/2033	155	159
2.573% due 04/25/2033	265	275
2.654% due 11/25/2034	2,577	2,557
2.801% due 04/25/2033	12	12
2.959% due 02/25/2033	70	64
3.124% due 01/25/2034	619	624
Bear Stearns Alt-A Trust
0.364% due 02/25/2034	3,675	3,546
2.869% due 11/25/2036	22,833	16,075
2.932% due 11/25/2036	31,072	21,200
CBA Commercial Small Balance Commercial Mortgage
0.484% due 12/25/2036	2,015	1,658
CC Funding Corp.
0.454% due 08/25/2035	1,138	973
Citigroup Mortgage Loan Trust, Inc.
2.600% due 05/25/2035	1,906	1,915
Countrywide Alternative Loan Trust
0.364% due 02/25/2047	1,070	836
0.383% due 02/20/2047	9,925	6,334
0.384% due 05/25/2047	6,903	5,140
0.404% due 05/25/2036	662	469
0.413% due 03/20/2046	7,418	4,904
0.414% due 05/25/2035	1,379	1,043
0.484% due 12/25/2035	465	386
1.177% due 02/25/2036	632	511
5.500% due 03/25/2036	3,160	2,434
Countrywide Home Loan Mortgage Pass-Through Trust
0.434% due 05/25/2035	2,206	1,808
0.494% due 04/25/2035	476	365
0.534% due 02/25/2035	1,438	1,288
0.544% due 02/25/2035	878	807
2.713% due 04/25/2035	814	621
2.825% due 09/20/2036^	9,722	6,481
Credit Suisse First Boston Mortgage Securities Corp.
2.120% due 05/25/2032	16	15
2.328% due 06/25/2032	48	33
Downey Savings & Loan Association Mortgage Loan Trust
0.463% due 08/19/2045	1,161	995
First Republic Mortgage Loan Trust
0.684% due 06/25/2030	411	405
0.703% due 11/15/2030	423	414
Greenpoint Mortgage Funding Trust
0.424% due 06/25/2045	1,081	906
GS Mortgage Securities Corp.
1.103% due 03/06/2020	5,818	5,823
GSR Mortgage Loan Trust
2.889% due 04/25/2036	8,582	8,230

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Harborview Mortgage Loan Trust
0.333% due 04/19/2038	$2,724	$2,166
0.423% due 05/19/2035	2,931	2,403
0.943% due 02/19/2034	521	520
Impac CMB Trust
1.204% due 07/25/2033	115	104
Indymac Index Mortgage Loan Trust
0.524% due 02/25/2035	4,236	3,625
JPMorgan Mortgage Trust
2.851% due 02/25/2036	2,621	2,334
3.030% due 07/25/2035	2,461	2,525
MASTR Adjustable Rate Mortgages Trust
2.682% due 05/25/2034	377	373
MASTR Asset Securitization Trust
5.500% due 09/25/2033	293	310
Merrill Lynch Mortgage Investors Trust
1.968% due 12/25/2032	194	196
Prime Mortgage Trust
5.000% due 02/25/2019	285	289
Residential Accredit Loans, Inc. Trust
0.504% due 08/25/2035	2,219	1,714
0.604% due 03/25/2033	1,609	1,559
1.537% due 09/25/2045	890	719
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	909	1,000
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	66	70
Sequoia Mortgage Trust
0.553% due 07/20/2033	2,513	2,488
0.673% due 07/20/2033	1,767	1,276
0.903% due 10/19/2026	1,091	1,091
Structured Adjustable Rate Mortgage Loan Trust
1.578% due 01/25/2035	723	545
Structured Asset Mortgage Investments, Inc.
0.424% due 05/25/2036	27,875	18,968
0.783% due 07/19/2034	427	422
0.903% due 03/19/2034	736	728
Structured Asset Securities Corp.
2.739% due 10/28/2035	979	863
WaMu Mortgage Pass-Through Certificates
0.434% due 04/25/2045	3,290	3,042
0.464% due 11/25/2045	2,405	2,205
0.474% due 12/25/2045	1,387	1,292
0.907% due 01/25/2047	1,947	1,753
0.987% due 12/25/2046	3,915	3,486
1.157% due 06/25/2046	5,462	4,928
1.175% due 02/25/2046	3,862	3,565
1.371% due 05/25/2041	246	243
1.377% due 11/25/2042	805	773
2.462% due 05/25/2046	974	861
2.462% due 07/25/2046	9,079	8,623
2.462% due 08/25/2046	23,247	21,736
2.462% due 10/25/2046	1,890	1,696
2.462% due 12/25/2046	2,011	1,799
2.569% due 03/25/2034	296	302
2.571% due 09/25/2046	3,980	3,522
Washington Mutual MSC Mortgage Pass-Through Certificates
2.232% due 02/25/2033	19	19
2.350% due 05/25/2033	51	50
2.446% due 02/25/2033	3	2
Wells Fargo Mortgage-Backed Securities Trust
4.430% due 11/25/2033	108	112

Total Mortgage-Backed Securities (Cost $254,553)		205,603

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.5%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.284% due 05/25/2037	$87	$75
0.723% due 06/15/2031	273	267
0.743% due 11/15/2031	33	30
Bear Stearns Asset-Backed Securities Trust
0.274% due 12/25/2036	206	201
0.284% due 10/25/2036	180	175
0.314% due 11/25/2036	4,673	3,034
0.864% due 10/25/2032	70	64
Carrington Mortgage Loan Trust
0.254% due 12/25/2036	509	489
0.524% due 10/25/2035	470	467
CIT Group Home Equity Loan Trust
0.744% due 06/25/2033	252	235
Citigroup Mortgage Loan Trust, Inc.
0.264% due 05/25/2037	120	119
0.314% due 08/25/2036	90	90
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,212	887
Countrywide Asset-Backed Certificates
0.384% due 09/25/2036	1,540	1,532
0.394% due 06/25/2036	1,122	1,080
Credit Suisse First Boston Mortgage Securities Corp.
0.824% due 01/25/2032	122	109
Credit-Based Asset Servicing and Securitization LLC
0.274% due 01/25/2037^	1,393	519
GE-WMC Mortgage Securities LLC
0.244% due 08/25/2036	103	41
GSAMP Trust
0.274% due 12/25/2036	740	368
0.384% due 11/25/2035	231	45
GSRPM Mortgage Loan Trust
1.604% due 01/25/2032	16	16
Home Equity Asset Trust
0.264% due 05/25/2037	61	61
1.124% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.254% due 10/25/2036	216	106
IXIS Real Estate Capital Trust
0.264% due 05/25/2037	45	16
JPMorgan Mortgage Acquisition Corp.
0.264% due 03/25/2047	530	497
0.284% due 08/25/2036	54	20
0.284% due 03/25/2037	64	64
L.A. Arena Funding LLC
7.656% due 12/15/2026	57	66
Lehman ABS Mortgage Loan Trust
0.294% due 06/25/2037	898	513
Long Beach Mortgage Loan Trust
0.764% due 10/25/2034	1,548	1,388
MASTR Asset-Backed Securities Trust
0.254% due 11/25/2036	141	63
0.284% due 05/25/2037	174	172
Merrill Lynch Mortgage Investors Trust
0.324% due 02/25/2037	455	173
Mid-State Trust
7.340% due 07/01/2035	185	199
Morgan Stanley ABS Capital
0.264% due 05/25/2037	525	282
Morgan Stanley IXIS Real Estate Capital Trust
0.254% due 11/25/2036	52	23
Morgan Stanley Mortgage Loan Trust
0.274% due 01/25/2047	446	414
New Century Home Equity Loan Trust
0.384% due 05/25/2036	1,253	776
0.464% due 06/25/2035	646	644

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	155

Schedule of Investments PIMCO U.S. Government Sector Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Option One Mortgage Loan Trust
0.264% due 07/25/2037	$3	$3
Renaissance Home Equity Loan Trust
0.904% due 08/25/2032	2	2
Salomon Brothers Mortgage Securities, Inc.
1.600% due 01/25/2032	147	132
Saxon Asset Securities Trust
0.724% due 08/25/2032	1	1
Securitized Asset-Backed Receivables LLC
0.244% due 01/25/2037	167	162
0.264% due 12/25/2036^	2,126	654
0.284% due 11/25/2036^	848	306
Soundview Home Loan Trust
0.264% due 11/25/2036	721	276
0.284% due 06/25/2037	578	550
Specialty Underwriting & Residential Finance
0.264% due 01/25/2038	298	289

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp.
0.304% due 01/25/2037	$562	$504
0.604% due 05/25/2034	150	146

Total Asset-Backed Securities (Cost $26,224)		18,346

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS 0.4%
Banc of America Securities LLC
0.210% due 04/01/2013	14,100	14,100

(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2043 valued at $14,437. Repurchase proceeds are $14,100.)

U.S. TREASURY BILLS 0.0%
0.145% due 02/06/2014 (e)	28	28

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.106% due 04/15/2013 (a)(e)	$2,217	$2,217

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 0.0%
PIMCO Short-Term Floating NAV Portfolio	18,569	186

Total Short-Term Instruments (Cost $16,531)		16,531

Total Investments 99.9% (Cost $3,674,491)		$3,729,800

Other Assets and Liabilities (Net) 0.1%		4,305

Net Assets 100.0%		$3,734,105

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $264,977 at a weighted average interest rate of 0.037%.
(d)	Securities with an aggregate market value of $23,515 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BOS	0.050%	03/22/2013	04/03/2013	$23,403	$(23,403)

(e)	Securities with an aggregate market value of $24,210 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2015	4,089	$1,868
90-Day Eurodollar June Futures	Long	06/2015	13,600	2,498
90-Day Eurodollar March Futures	Long	03/2015	5,111	1,823
90-Day Eurodollar March Futures	Long	03/2016	5,000	(611)
U.S. Treasury 10-Year Note June Futures	Long	06/2013	12,239	11,194

				$16,772

(f)	Transactions in written call and put options for the period ended March 31, 2013:

	Notional Amount	Premium
Balance at 03/31/2012	$8,000,000	$10,600
Sales	0	0
Closing Buys	0	0
Expirations	(4,000,000)	(5,300)
Exercised	(4,000,000)	(5,300)

Balance at 03/31/2013	$0	$0

(g)	Short sales outstanding as of March 31, 2013:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	04/01/2043	$23,000	$24,424	$(24,527)
Fannie Mae	4.500%	04/01/2043	4,000	4,296	(4,311)

				$28,720	$(28,838)

156	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(h)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$74,966	$0	$74,966
Industrials	0	376	0	376
Municipal Bonds & Notes
California	0	2,110	0	2,110
Iowa	0	1,982	0	1,982
New York	0	1,256	0	1,256
U.S. Government Agencies	0	806,030	0	806,030
U.S. Treasury Obligations	0	2,602,600	0	2,602,600
Mortgage-Backed Securities	0	205,603	0	205,603
Asset-Backed Securities	0	18,346	0	18,346
Short-Term Instruments
Repurchase Agreements	0	14,100	0	14,100
U.S. Treasury Bills	0	28	0	28
U.S. Treasury Cash Management Bills	0	2,217	0	2,217

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Central Funds Used for Cash Management Purposes	$186	$0	$0	$186
	$186	$3,729,614	$0	$3,729,800

Short Sales, at value	$0	$(28,838)	$0	$(28,838)

Financial Derivative Instruments - Assets
Interest Rate Contracts	$17,383	$0	$0	$17,383

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(611)	$0	$0	$(611)

Totals	$16,958	$3,700,776	$0	$3,717,734

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

(i)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$2,642	$2,642

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(162)	$(162)
Net realized gain on futures contracts	0	0	0	0	110,706	110,706
Net realized gain on written options	0	0	0	0	5,300	5,300
Net realized (loss) on swaps	0	0	0	0	(4,973)	(4,973)

	$0	$0	$0	$0	$110,871	$110,871

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(135)	$(135)
Net change in unrealized appreciation on futures contracts	0	0	0	0	60,842	60,842
Net change in unrealized (depreciation) on written options	0	0	0	0	(3,934)	(3,934)
Net change in unrealized (depreciation) on swaps	0	0	0	0	(32,791)	(32,791)

	$0	$0	$0	$0	$23,982	$23,982

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $16,772 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	157

Consolidated Schedule of Investments PIMCO International Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.1%

CORPORATE BONDS & NOTES 0.1%
ING Bank Australia Ltd.
3.280% due 03/03/2015	AUD	1,000	$1,045

Total Australia (Cost $850)			1,045

CANADA 23.5%

SOVEREIGN ISSUES 23.5%
Canada Government Bond
3.750% due 06/01/2019 (g)	CAD	27,000	30,149
4.000% due 06/01/2041 (d)(g)		39,800	51,005
4.250% due 06/01/2018		1,300	1,466
Canada Housing Trust
2.650% due 03/15/2022		5,000	5,115
2.750% due 12/15/2015		100	102
Hydro-Quebec
2.000% due 06/30/2016		$4,500	4,683
Province of Ontario
2.850% due 06/02/2023 (d)	CAD	15,000	14,826
4.000% due 06/02/2021		78,800	86,244
4.200% due 06/02/2020		54,900	60,778
4.400% due 06/02/2019 (d)		70,000	77,962
4.650% due 06/02/2041		31,900	37,603
6.200% due 06/02/2031		7,000	9,483
Province of Quebec
4.500% due 12/01/2018		46,000	51,195
4.500% due 12/01/2020		25,000	28,129
5.000% due 12/01/2041		8,000	9,739
6.250% due 06/01/2032		10,000	13,543

Total Canada (Cost $464,459)			482,022

FRANCE 0.6%

CORPORATE BONDS & NOTES 0.2%
BNP Paribas Home Loan SFH
4.750% due 05/28/2013	EUR	2,900	3,742

SOVEREIGN ISSUES 0.4%
Societe Financement de l’Economie Francaise
2.875% due 09/22/2014		$7,500	7,774

Total France (Cost $11,802)			11,516

ITALY 34.0%

SOVEREIGN ISSUES 34.0%
Italy Buoni Poliennali Del Tesoro
3.000% due 11/01/2015	EUR	69,700	90,587
3.500% due 11/01/2017		36,000	46,222
3.750% due 04/15/2016		50,000	66,171
4.000% due 02/01/2017		25,000	33,063
4.250% due 07/01/2014		10,000	13,212
4.500% due 07/15/2015		100,000	133,966
4.750% due 09/15/2016		26,000	35,341
4.750% due 05/01/2017		49,900	67,299
4.750% due 06/01/2017		158,000	213,119

Total Italy (Cost $694,207)			698,980

NETHERLANDS 4.4%

SOVEREIGN ISSUES 4.4%
Netherlands Government Bond
3.500% due 07/15/2020	EUR	35,000	52,041
4.500% due 07/15/2017		25,500	38,085

Total Netherlands (Cost $89,097)			90,126

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SPAIN 15.4%

SOVEREIGN ISSUES 15.4%
Spain Government International Bond
3.250% due 04/30/2016	EUR	37,000	$47,646
3.750% due 10/31/2015		115,000	150,582
4.250% due 01/31/2014		40,000	52,555
4.250% due 10/31/2016		50,000	65,957

Total Spain (Cost $320,913)			316,740

SWEDEN 5.4%

SOVEREIGN ISSUES 5.4%
Sweden Government Bond
6.750% due 05/05/2014	SEK	680,000	110,898

Total Sweden (Cost $108,591)			110,898

UNITED KINGDOM 0.2%

CORPORATE BONDS & NOTES 0.2%
Rexam PLC
6.750% due 06/01/2013		$4,000	4,075

Total United Kingdom (Cost $3,973)			4,075

UNITED STATES 10.4%

ASSET-BACKED SECURITIES 2.7%
AFC Home Equity Loan Trust
0.914% due 12/22/2027		$8	8
Ameriquest Mortgage Securities, Inc.
0.434% due 11/25/2035		27	27
Amortizing Residential Collateral Trust
0.784% due 07/25/2032		58	53
0.904% due 10/25/2031		435	368
Argent Securities, Inc.
0.294% due 07/25/2036		1,807	705
Asset-Backed Funding Certificates Trust
0.904% due 06/25/2034		791	760
Asset-Backed Securities Corp. Home Equity Loan Trust
0.284% due 05/25/2037		173	150
Bear Stearns Asset-Backed Securities Trust
0.284% due 10/25/2036		77	74
0.294% due 06/25/2047		464	459
0.694% due 06/25/2036		1,574	1,451
0.864% due 10/25/2032		229	213
BNC Mortgage Loan Trust
0.304% due 05/25/2037		504	492
Carrington Mortgage Loan Trust
0.524% due 10/25/2035		335	334
CIT Group Home Equity Loan Trust
0.744% due 06/25/2033		30	28
Countrywide Asset-Backed Certificates
0.304% due 07/25/2037		16,913	16,202
0.304% due 08/25/2037		1,027	1,008
0.304% due 05/25/2047		21	20
0.394% due 06/25/2036		3,365	3,241
0.944% due 05/25/2032		153	140
Credit Suisse First Boston Mortgage Securities Corp.
0.824% due 01/25/2032		187	167
Credit-Based Asset Servicing and Securitization LLC
0.264% due 11/25/2036		62	31
0.274% due 01/25/2037^		416	155
Equity One ABS, Inc.
0.504% due 04/25/2034		526	431
Home Equity Asset Trust
0.804% due 11/25/2032		1	1
HSI Asset Securitization Corp. Trust
0.254% due 10/25/2036		50	25

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Acquisition Corp.
0.354% due 03/25/2037		$10,000	$9,077
Lehman XS Trust
0.354% due 04/25/2037		189	122
Long Beach Mortgage Loan Trust
0.764% due 10/25/2034		28	25
Merrill Lynch Mortgage Investors Trust
0.284% due 09/25/2037		47	13
Morgan Stanley ABS Capital
0.264% due 05/25/2037		146	78
0.304% due 11/25/2036		11,966	7,055
Park Place Securities, Inc.
0.464% due 09/25/2035		185	180
Securitized Asset-Backed Receivables LLC
0.244% due 01/25/2037		25	24
SLM Student Loan Trust
1.801% due 04/25/2023		12,439	12,954
Soundview Home Loan Trust
0.264% due 11/25/2036		360	138
Structured Asset Securities Corp.
0.604% due 05/25/2034		6	6
1.704% due 04/25/2035		25	24
Washington Mutual Asset-Backed Certificates Trust
0.264% due 10/25/2036		41	16

			56,255

CORPORATE BONDS & NOTES 2.0%
Black & Decker Corp.
5.750% due 11/15/2016		5,000	5,804
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		7,000	7,139
Cardinal Health, Inc.
6.000% due 06/15/2017		2,600	3,037
Citigroup, Inc.
6.500% due 08/19/2013		209	214
Computer Sciences Corp.
6.500% due 03/15/2018		4,600	5,342
Maytag Corp.
5.000% due 05/15/2015		5,700	6,026
Mohawk Industries, Inc.
6.375% due 01/15/2016		6,000	6,720
Morgan Stanley
0.632% due 05/02/2014	EUR	100	128
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		$5,000	6,079

			40,489

MORTGAGE-BACKED SECURITIES 2.6%
American Home Mortgage Investment Trust
2.291% due 10/25/2034		25	25
Bear Stearns Alt-A Trust
2.609% due 01/25/2036^		2,359	1,628
2.817% due 08/25/2036^		65	46
Citigroup Mortgage Loan Trust, Inc.
2.693% due 08/25/2035		163	163
Countrywide Alternative Loan Trust
0.364% due 02/25/2047		279	218
0.383% due 02/20/2047		11,339	7,236
0.384% due 05/25/2047		1,823	1,357
0.394% due 08/25/2046		426	303
0.394% due 11/25/2046		717	490
0.413% due 03/20/2046		935	618
0.464% due 12/25/2035		117	99
0.484% due 12/25/2035		465	386
0.484% due 02/25/2037		317	214
0.504% due 08/25/2035		1,019	778

158	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.504% due 12/25/2035	$1,875	$1,450
0.524% due 11/25/2035	13,317	10,096
0.554% due 09/25/2035	3,645	2,976
Countrywide Home Loan Mortgage Pass-Through Trust
0.434% due 05/25/2035	347	285
0.494% due 03/25/2035	1,501	1,043
0.494% due 04/25/2035	19	15
0.504% due 03/25/2035	108	88
0.524% due 03/25/2035	8,906	6,207
0.534% due 02/25/2035	27	24
0.964% due 09/25/2034	30	27
2.868% due 08/25/2034	100	92
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	38	41
Deutsche ALT-B Securities, Inc.
0.304% due 10/25/2036^	9	5
Downey Savings & Loan Association Mortgage Loan Trust
0.413% due 03/19/2045	1,452	1,252
0.463% due 08/19/2045	528	452
0.533% due 09/19/2045	3,134	2,344
Greenpoint Mortgage Funding Trust
0.434% due 06/25/2045^	3,322	2,617
Harborview Mortgage Loan Trust
0.443% due 06/19/2035	861	722
0.443% due 01/19/2036	243	157
0.443% due 03/19/2036	3,178	2,126
0.453% due 01/19/2036	4,066	2,745
0.513% due 11/19/2035	562	449
0.533% due 09/19/2035	46	36
0.543% due 06/20/2035	132	125
Nomura Asset Acceptance Corp.
2.677% due 10/25/2035	62	56
Residential Accredit Loans, Inc. Trust
0.414% due 04/25/2046	239	121
Sequoia Mortgage Trust
0.553% due 07/20/2033	2,173	2,152
0.903% due 10/19/2026	24	24
1.165% due 10/20/2034	771	765
Structured Asset Mortgage Investments, Inc.
0.783% due 07/19/2034	13	13
Thornburg Mortgage Securities Trust
0.744% due 03/25/2044	230	226
WaMu Mortgage Pass-Through Certificates
0.434% due 04/25/2045	162	150
0.494% due 10/25/2045	66	62
0.514% due 01/25/2045	38	37
0.524% due 01/25/2045	40	38
0.524% due 07/25/2045	41	39
0.987% due 12/25/2046	294	261
1.377% due 11/25/2042	6	6
1.577% due 08/25/2042	27	26
2.212% due 02/27/2034	23	23
2.462% due 10/25/2046	88	79
2.571% due 11/25/2046	810	767
Wells Fargo Mortgage-Backed Securities Trust
2.626% due 09/25/2034	381	395
2.681% due 04/25/2036	40	40

		54,215

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
0.324% due 03/25/2034	$28	$28
0.354% due 08/25/2034	17	17
0.554% due 09/25/2042	72	72
0.604% due 06/25/2029	8	8
2.380% due 12/01/2034	21	22
2.492% due 11/01/2034	87	94
2.677% due 12/01/2030	4	4
6.000% due 07/25/2044	41	48
6.060% due 03/01/2023	386	458
7.000% due 09/25/2023	42	48
8.800% due 01/25/2019	59	67
Freddie Mac
0.354% due 09/25/2035	3,589	3,600
0.433% due 02/15/2019	3,190	3,196
0.484% due 09/25/2031	53	49
0.653% due 12/15/2031	4	4
1.375% due 10/25/2044 - 02/25/2045	250	247
1.575% due 07/25/2044	52	53
2.745% due 10/01/2036	139	149
4.500% due 02/15/2020	41	42
6.500% due 07/15/2028	840	964
Ginnie Mae
1.625% due 03/20/2022 - 10/20/2024	204	214
1.750% due 04/20/2022 - 09/20/2026	299	315
2.000% due 09/20/2024 - 06/20/2030	1,206	1,259
6.000% due 08/20/2034	832	984
7.500% due 02/16/2030	1,182	1,408
Small Business Administration
4.625% due 02/01/2025	81	91
5.090% due 10/01/2025	42	48

		13,489

U.S. TREASURY OBLIGATIONS 2.4%
U.S. Treasury Notes
0.250% due 01/31/2014	300	300
0.250% due 02/28/2014	900	901
0.250% due 03/31/2014	400	400
1.250% due 03/15/2014	200	202
1.375% due 02/28/2019 (f)(g)(h)	46,000	47,075
1.750% due 01/31/2014	100	101

		48,979

Total United States (Cost $230,937)		213,427

SHORT-TERM INSTRUMENTS 7.8%

COMMERCIAL PAPER 2.9%
Santander S.A.
2.200% due 04/02/2013	$30,000	29,998
3.100% due 10/01/2013	30,000	29,850

		59,848

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.4%
Banc of America Securities LLC
0.210% due 04/01/2013	$600	$600
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.625% due 05/31/2017 valued at $614. Repurchase proceeds are $600.)
BNP Paribas Securities Corp.
0.260% due 04/01/2013	600	600
(Dated 03/28/2013. Collateralized by Fannie Mae 3.000% due 03/01/2043 valued at $623. Repurchase proceeds are $600.)
Credit Suisse Securities (USA) LLC
0.220% due 04/01/2013	600	600
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.625% due 09/30/2017 valued at $612. Repurchase proceeds are $600.)
Deutsche Bank Securities, Inc.
0.180% due 04/01/2013	600	600
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 5.250% due 11/15/2028 valued at $614. Repurchase proceeds are $600.)
JPMorgan Securities, Inc.
0.230% due 04/01/2013	400	400
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $409. Repurchase proceeds are $400)
0.240% due 04/01/2013	600	600
(Dated 03/28/2013. Collateralized by Freddie Mac 0.500% due 09/25/2015 valued at $616. Repurchase proceeds are $600)
State Street Bank and Trust Co.
0.010% due 04/01/2013	5,214	5,214
(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% - 2.170% due 11/07/2022 valued at $5,323. Repurchase proceeds are $5,214.)

		8,614

U.S. TREASURY BILLS 0.1%
0.133% due 04/25/2013 - 02/06/2014 (a)(g)(h)	3,213	3,210

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 4.4%
PIMCO Short-Term Floating NAV Portfolio	9,037,930	90,443

Total Short-Term Instruments (Cost $161,783)		162,115

Total Investments 101.8% (Cost $2,086,612)		$2,090,944

Other Assets and Liabilities (Net) (1.8%)		(37,666)

Net Assets 100.0%		$2,053,278

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	159

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

(c)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $221,214 at a weighted average interest rate of 0.937%.
(d)	Securities with an aggregate market value of $62,678 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.
(e)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount		Payable for Sale-Buyback Financing Transactions (1)
BPS	1.037%	01/21/2013	04/17/2013	CAD	9,119	$(9,007)
TOR	1.127%	01/14/2013	04/10/2013		54,444	(53,769)

						$(62,776)

(1)	Payable for sale-buyback financing transactions includes $41 of deferred price drop on sale-buyback financing transactions.

(f)	Securities with an aggregate market value of $2,476 and cash of $1,315 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
3-Month Euribor December Futures	Long	12/2014	500	$(156)
3-Month Euribor June Futures	Long	06/2015	500	(124)
3-Month Euribor March Futures	Long	03/2015	500	(148)
3-Month Euribor September Futures	Long	09/2015	500	(101)
Euro-Bund 10-Year Bond June Futures	Short	06/2013	893	(2,058)

				$(2,587)

(g)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $2,991 and cash of $3,103 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month CAD-Bank Bill	1.700%	06/19/2017	CAD	125,000	$523	$968
Pay	3-Month CAD-Bank Bill	2.300%	06/19/2023		194,500	(850)	2,222

						$(327)	$3,190

(h)	Securities with an aggregate market value of $6,747 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(i)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Buy Protection (2)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(0.950%	)	12/20/2016	0.257%	$	5,000	$(130)	$148	$(278)
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%	)	12/20/2013	0.074%		3,500	(11)	0	(11)
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.450%		2,600	(21)	11	(32)
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	1.700%		4,600	122	(70)	192
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	0.622%		6,000	(164)	326	(490)
Mondelez International, Inc.	BOA	(0.460%	)	12/20/2013	0.069%		3,500	(11)	0	(11)
Rexam PLC	CBK	(4.000%	)	06/20/2013	0.091%		4,000	(42)	0	(42)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	1.037%		5,000	(120)	566	(686)
Whirlpool Corp.	DUB	(0.650%	)	06/20/2015	0.306%		5,700	(47)	3	(50)

								$(424)	$984	$(1,408)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

160	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(j)	Transactions in written call and put options for the period ended March 31, 2013:

	Notional Amount	Premium
Balance at 03/31/2012	$0	$0
Sales	21,000	128
Closing Buys	0	0
Expirations	(21,000)	(128)
Exercised	0	0

Balance at 03/31/2013	$0	$0

(k)	Short sales outstanding as of March 31, 2013:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
U.S. Treasury Bills	0.101%	12/12/2013	$520	$519	$(519)
U.S. Treasury Bills	0.115%	01/09/2014	230	230	(230)

				$749	$(749)

(l)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	CAD	178,209	$	173,570	FBF	$0	$(1,780)	$(1,780)
04/2013		178,208		173,398	RBC	0	(1,950)	(1,950)
04/2013	EUR	225,613		295,329	CBK	6,126	0	6,126
04/2013		1,256		1,648	DUB	38	0	38
04/2013		225,612		295,954	FBF	6,753	0	6,753
04/2013		225,612		299,810	GLM	10,609	0	10,609
04/2013		65,455		84,769	HUS	866	0	866
04/2013		19,804		25,721	RBC	335	0	335
04/2013	JPY	7,117,627		75,359	GLM	0	(259)	(259)
04/2013		7,024,819		75,180	HUS	547	0	547
04/2013		3,048,202		32,636	JPM	251	0	251
04/2013		13,282,077		138,104	MSC	0	(3,005)	(3,005)
04/2013	$	317,482	EUR	245,885	BRC	0	(2,294)	(2,294)
04/2013		33,309		25,696	CBK	0	(370)	(370)
04/2013		317,459		245,886	MSC	0	(2,270)	(2,270)
04/2013		317,484		245,885	RYL	0	(2,296)	(2,296)
04/2013		136	JPY	12,127	BRC	0	(7)	(7)
04/2013		150,088		14,024,819	HUS	0	(1,086)	(1,086)
04/2013		65,272		6,028,995	JPM	0	(1,219)	(1,219)
04/2013		136		12,127	UAG	0	(7)	(7)
05/2013	EUR	14,511	$	18,340	BOA	0	(267)	(267)
05/2013		266,092		343,461	BRC	2,305	(2)	2,303
05/2013		28,310		36,328	DUB	27	0	27
05/2013		16,069		20,470	FBF	0	(135)	(135)
05/2013		68,278		91,152	HUS	3,600	0	3,600
05/2013		245,886		317,530	MSC	2,282	0	2,282
05/2013		245,885		317,551	RYL	2,304	0	2,304
05/2013		17,937		22,702	UAG	0	(299)	(299)
05/2013		68,279		91,239	WST	3,687	0	3,687
05/2013	SEK	741,019		115,971	BRC	2,360	0	2,360
06/2013	CAD	73,826		71,786	BPS	0	(760)	(760)
06/2013	GBP	32,453		49,028	RYL	0	(265)	(265)
06/2013	$	905	CAD	932	CBK	11	0	11
06/2013		1,563		1,607	RBC	16	0	16

						$42,117	$(18,271)	$23,846

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	161

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Australia
Corporate Bonds & Notes	$0	$1,045	$0	$1,045
Canada
Sovereign Issues	0	482,022	0	482,022
France
Corporate Bonds & Notes	0	3,742	0	3,742
Sovereign Issues	0	7,774	0	7,774
Italy
Sovereign Issues	0	698,980	0	698,980
Netherlands
Sovereign Issues	0	90,126	0	90,126
Spain
Sovereign Issues	0	316,740	0	316,740
Sweden
Sovereign Issues	0	110,898	0	110,898
United Kingdom
Corporate Bonds & Notes	0	4,075	0	4,075
United States
Asset-Backed Securities	0	56,255	0	56,255
Corporate Bonds & Notes	0	40,489	0	40,489
Mortgage-Backed Securities	0	54,215	0	54,215
U.S. Government Agencies	0	13,489	0	13,489
U.S. Treasury Obligations	0	48,979	0	48,979

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Short-Term Instruments
Commercial Paper	$0	$59,848	$0	$59,848
Repurchase Agreements	0	8,614	0	8,614
U.S. Treasury Bills	0	3,210	0	3,210
Central Funds Used for Cash Management Purposes	90,443	0	0	90,443
	$90,443	$2,000,501	$0	$2,090,944

Short Sales, at value	$0	$(749)	$0	$(749)

Financial Derivative Instruments - Assets
Credit Contracts	0	192	0	192
Foreign Exchange Contracts	0	42,117	0	42,117
Interest Rate Contracts	0	3,190	0	3,190
	$0	$45,499	$0	$45,499

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,600)	0	(1,600)
Foreign Exchange Contracts	0	(18,271)	0	(18,271)
Interest Rate Contracts	(2,587)	0	0	(2,587)
	$(2,587)	$(19,871)	$0	$(22,458)

Totals	$87,856	$2,025,380	$0	$2,113,236

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(2)	$0	$0	$0	$0	$2	$0	$0	$0	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

162	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$486	$486
Unrealized appreciation on foreign currency contracts	0	0	0	42,117	0	42,117
Unrealized appreciation on OTC swap agreements	0	192	0	0	0	192

	$0	$192	$0	$42,117	$486	$42,795

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$831	$831
Unrealized depreciation on foreign currency contracts	0	0	0	18,271	0	18,271
Unrealized depreciation on OTC swap agreements	0	1,600	0	0	0	1,600

	$0	$1,600	$0	$18,271	$831	$20,702

The Effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$236	$236
Net realized gain on written options	0	0	0	128	0	128
Net realized gain (loss) on swaps	0	(531)	0	0	19,495	18,964
Net realized gain on foreign currency transactions	0	0	0	35,238	0	35,238

	$0	$(531)	$0	$35,366	$19,731	$54,566

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(2,698)	$(2,698)
Net change in unrealized appreciation (depreciation) on swaps	0	(497)	0	0	2,177	1,680
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	22,806	0	22,806

	$0	$(497)	$0	$22,806	$(521)	$21,788

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(2,587) and open centrally cleared swaps cumulative appreciation of $3,190 as reported in the Notes to Consolidated Schedule of Investments.

(o)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
	PIMCO International Portfolio			PIMCO Cayman Japan Fund II Ltd. (Subsidiary)
BOA	$(417)	$363	$(54)	$0	$0	$0
BPS	(760)	679	(81)	0	0	0
BRC	2,369	(2,450)	(81)	(7)	0	(7)
CBK	5,725	(6,460)	(735)	0	0	0
DUB	(3)	4	1	0	0	0
FBF	4,838	(5,950)	(1,112)	0	0	0
GLM	10,350	(11,370)	(1,020)	0	0	0
HUS	3,919	(4,230)	(311)	8	0	8
JPM	(251)	333	82	(717)	701	(16)
MSC	(2,993)	(3,085)	(6,078)	0	0	0
RBC	(1,599)	1,518	(81)	0	0	0
RYL	(257)	0	(257)	0	0	0
UAG	(463)	593	130	(7)	0	(7)
WST	3,687	(3,940)	(253)	0	0	0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	163

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 29.0%

BANKING & FINANCE 25.2%
African Development Bank
0.628% due 08/04/2014	$15,000	$15,064
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	150	151
American Express Bank FSB
5.500% due 04/16/2013	4,919	4,927
American Express Co.
4.875% due 07/15/2013	3,600	3,645
American Express Credit Corp.
5.875% due 05/02/2013	25,395	25,506
7.300% due 08/20/2013	64,090	65,738
American Honda Finance Corp.
0.743% due 05/08/2014	23,400	23,511
1.625% due 09/20/2013	5,115	5,146
4.625% due 04/02/2013	3,925	3,925
6.700% due 10/01/2013	5,750	5,923
American International Group, Inc.
3.650% due 01/15/2014	15,150	15,511
4.250% due 05/15/2013	29,870	30,002
ANZ New Zealand International Ltd.
1.280% due 12/20/2013	3,300	3,323
6.200% due 07/19/2013	3,400	3,460
Asian Development Bank
1.625% due 07/15/2013	6,000	6,024
2.750% due 05/21/2014	64,600	66,415
Bank Nederlandse Gemeenten
1.500% due 03/28/2014	64,000	64,718
3.750% due 07/15/2013	1,299	1,312
5.000% due 05/16/2014	23,050	24,202
Bank of America Corp.
1.722% due 01/30/2014	14,700	14,831
4.900% due 05/01/2013	152,305	152,830
Bank of New York Mellon Corp.
0.579% due 01/31/2014	15,000	15,032
Bank of Nova Scotia
1.450% due 07/26/2014	512,044	514,003
Berkshire Hathaway Finance Corp.
4.600% due 05/15/2013	1,600	1,609
5.000% due 08/15/2013	3,100	3,154
BRFkredit A/S
0.554% due 04/15/2013	73,500	73,500
2.050% due 04/15/2013	78,945	78,994
Canadian Imperial Bank of Commerce
0.900% due 09/19/2014	51,960	52,369
Caterpillar Financial Services Corp.
1.550% due 12/20/2013	350	353
2.000% due 04/05/2013	5,125	5,126
Chubb Corp.
5.200% due 04/01/2013	125	125
Citigroup, Inc.
2.293% due 08/13/2013	12,115	12,196
5.500% due 04/11/2013	204,213	204,452
5.850% due 07/02/2013	13,503	13,678
6.000% due 12/13/2013	12,900	13,368
6.500% due 08/19/2013	37,970	38,827
CME Group, Inc.
5.400% due 08/01/2013	15,175	15,419
5.750% due 02/15/2014	900	939
Commonwealth Bank of Australia
0.725% due 07/12/2013	3,000	3,004
0.784% due 06/25/2014	12,000	12,071
3.492% due 08/13/2014	16,305	16,998
3.625% due 06/25/2014	34,600	35,999
DanFin Funding Ltd.
1.004% due 07/16/2013	137,350	137,559

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FIH Erhvervsbank A/S
0.650% due 06/13/2013	$118,800	$118,912
2.000% due 06/12/2013	36,203	36,327
FMS Wertmanagement AoeR
0.382% due 06/21/2013	30,600	30,607
General Electric Capital Corp.
0.280% due 09/20/2013	1,550	1,549
0.400% due 06/20/2013	4,860	4,860
0.935% due 04/07/2014	35,200	35,344
1.002% due 04/24/2014	1,100	1,108
1.155% due 01/07/2014	3,725	3,750
1.875% due 09/16/2013	400	402
3.125% due 03/12/2014	4,500	4,601
5.500% due 06/04/2014	18,300	19,374
5.900% due 05/13/2014	33,403	35,402
Goldman Sachs Group, Inc.
1.296% due 02/07/2014	31,554	31,715
1.301% due 07/29/2013	34,979	35,080
4.750% due 07/15/2013	78,026	78,968
5.150% due 01/15/2014	37,590	38,914
5.250% due 04/01/2013	13,200	13,200
5.250% due 10/15/2013	39,123	40,088
HSBC Bank PLC
0.942% due 08/12/2013	21,610	21,657
1.625% due 08/12/2013	7,500	7,536
1.625% due 07/07/2014	31,170	31,660
HSBC Finance Corp.
0.554% due 01/15/2014	33,900	33,868
4.750% due 07/15/2013	28,723	29,069
5.250% due 01/15/2014	18,700	19,365
6.000% due 04/15/2013	2,230	2,228
ING Bank NV
1.623% due 10/18/2013	4,000	4,024
Inter-American Development Bank
0.070% due 02/18/2014	44,700	44,549
John Deere Capital Corp.
0.450% due 06/16/2014	7,200	7,215
0.451% due 04/25/2014	25,000	25,044
0.454% due 07/15/2013	6,900	6,905
4.900% due 09/09/2013	3,660	3,733
JPMorgan Chase & Co.
1.030% due 05/02/2014	59,725	60,110
1.034% due 09/30/2013	2,098	2,106
1.102% due 01/24/2014	41,139	41,394
2.050% due 01/24/2014	74,242	75,252
4.650% due 06/01/2014	1,300	1,359
4.750% due 05/01/2013	18,324	18,388
5.375% due 01/15/2014	24,400	25,368
KFW
0.220% due 04/11/2014	56,000	56,031
1.375% due 01/13/2014	96,265	97,104
1.500% due 04/04/2014	265,000	268,019
3.500% due 03/10/2014	7,850	8,088
Korea Development Bank
8.000% due 01/23/2014	500	529
Landwirtschaftliche Rentenbank
2.250% due 03/11/2014	25,000	25,453
4.125% due 07/15/2013	1,277	1,291
4.875% due 01/10/2014	31,611	32,729
Macquarie Bank Ltd.
3.300% due 07/17/2014	154,850	160,753
4.100% due 12/17/2013	23,000	23,628
Merrill Lynch & Co., Inc.
5.000% due 02/03/2014	3,400	3,519
6.150% due 04/25/2013	11,633	11,674
MetLife Institutional Funding
1.205% due 04/04/2014	2,405	2,425

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MetLife, Inc.
1.546% due 08/06/2013		$11,915	$11,966
5.000% due 11/24/2013		4,000	4,113
Metropolitan Life Global Funding
2.000% due 01/10/2014		2,105	2,129
5.125% due 04/10/2013		58,027	58,082
5.200% due 09/18/2013		7,600	7,768
Monumental Global Funding
0.471% due 10/25/2013		1,200	1,201
0.504% due 01/15/2014		3,100	3,101
5.500% due 04/22/2013		4,160	4,172
Morgan Stanley
0.605% due 01/09/2014		18,000	17,962
1.281% due 04/29/2013		35,285	35,305
1.902% due 01/24/2014		56,845	57,325
2.792% due 05/14/2013		37,770	37,870
2.875% due 01/24/2014		700	712
National Bank of Canada
1.650% due 01/30/2014		194,630	196,699
National Rural Utilities Cooperative Finance Corp.
0.381% due 02/18/2014		10,700	10,702
Nederlandse Waterschapsbank NV
1.375% due 05/16/2014		4,500	4,552
Network Rail Infrastructure Finance PLC
0.301% due 06/14/2013		3,700	3,700
1.500% due 01/13/2014		14,545	14,686
3.500% due 06/17/2013		2,500	2,517
New York Life Global Funding
4.650% due 05/09/2013		1,000	1,004
Nordea Bank AB
1.205% due 01/14/2014		12,180	12,260
1.750% due 10/04/2013		265	267
Nordea Eiendomskreditt A/S
0.725% due 04/07/2015		37,575	37,725
1.875% due 04/07/2015		123,575	125,466
NRW Bank
1.375% due 08/26/2013		500	502
Nykredit Realkredit A/S
2.000% due 04/01/2013	DKK	469,900	80,789
Oesterreichische Kontrollbank AG
0.354% due 10/21/2013		$20,800	20,803
1.375% due 01/21/2014		3,475	3,502
PACCAR Financial Corp.
0.654% due 04/05/2013		5,800	5,800
2.050% due 06/17/2013		180	181
Pricoa Global Funding
0.483% due 09/27/2013		13,600	13,607
Rabobank Group
0.501% due 07/25/2013		7,630	7,635
2.500% due 12/12/2013		14,868	15,062
4.200% due 05/13/2014		6,000	6,245
Realkredit Danmark A/S
2.000% due 04/01/2013	DKK	469,900	80,840
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		$1,900	1,913
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		18,200	18,288
Stadshypotek AB
0.834% due 09/30/2013		64,900	65,062
1.450% due 09/30/2013		92,305	92,830
Standard Chartered PLC
1.242% due 05/12/2014		2,900	2,927
Sun Life Financial Global Funding LP
0.574% due 10/06/2013		40,950	40,931
Svensk Exportkredit AB
0.345% due 07/13/2014		7,350	7,350
1.042% due 08/14/2014		48,850	49,335

164	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Swedbank Hypotek AB
0.734% due 03/28/2014	$57,750	$57,970
TIAA Global Markets, Inc.
4.950% due 07/15/2013	12,775	12,938
Toronto-Dominion Bank
0.875% due 09/12/2014	13,450	13,550
Toyota Motor Credit Corp.
0.466% due 01/27/2014	59,965	60,039
0.703% due 01/17/2014	10,700	10,739
U.S. Bancorp
1.125% due 10/30/2013	18,240	18,315
1.375% due 09/13/2013	12,090	12,134
Union Bank N.A.
2.125% due 12/16/2013	11,700	11,821
Wachovia Corp.
5.500% due 05/01/2013	23,700	23,801
5.700% due 08/01/2013	300	305
Westpac Banking Corp.
0.561% due 09/10/2014	1,700	1,707
0.784% due 07/16/2014	12,100	12,148
2.100% due 08/02/2013	200	201
2.900% due 09/10/2014	10,000	10,364
3.180% due 07/16/2014	21,200	21,949
3.585% due 08/14/2014	1,200	1,250
Westpac Securities NZ Ltd.
3.450% due 07/28/2014	66,925	69,572

		4,970,902

INDUSTRIALS 3.2%
Agilent Technologies, Inc.
2.500% due 07/15/2013	1,250	1,257
Altria Group, Inc.
7.750% due 02/06/2014	4,100	4,343
8.500% due 11/10/2013	15,705	16,457
Anheuser-Busch InBev Worldwide, Inc.
0.851% due 01/27/2014	25,083	25,165
Apache Corp.
5.250% due 04/15/2013	11,911	11,930
6.000% due 09/15/2013	1,800	1,844
Barrick Gold Financeco LLC
6.125% due 09/15/2013	11,000	11,265
Boeing Co.
5.000% due 03/15/2014	2,590	2,700
Broadcom Corp.
1.500% due 11/01/2013	600	604
Burlington Northern Santa Fe LLC
4.300% due 07/01/2013	3,815	3,851
7.000% due 02/01/2014	3,424	3,604
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013	425	433
Canadian Oil Sands Ltd.
5.800% due 08/15/2013	5,250	5,350
Cisco Systems, Inc.
0.531% due 03/14/2014	10,000	10,030
Coca-Cola Enterprises, Inc.
1.125% due 11/12/2013	1,950	1,959
Comcast Cable Communications LLC
7.125% due 06/15/2013	9,643	9,777
Comcast Corp.
5.300% due 01/15/2014	3,415	3,547
ConocoPhillips Australia Funding Co.
5.500% due 04/15/2013	14,000	14,024
Covidien International Finance S.A.
1.875% due 06/15/2013	16,572	16,620
COX Communications, Inc.
4.625% due 06/01/2013	8,208	8,264

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche Telekom International Finance BV
5.250% due 07/22/2013	$5,110	$5,182
Diageo Capital PLC
7.375% due 01/15/2014	200	210
Diageo Finance BV
5.500% due 04/01/2013	1,350	1,350
Dow Chemical Co.
6.850% due 08/15/2013	1,200	1,226
E.I. du Pont de Nemours & Co.
5.000% due 07/15/2013	1,000	1,013
Enterprise Products Operating LLC
5.650% due 04/01/2013	5,835	5,835
9.750% due 01/31/2014	2,300	2,472
EOG Resources, Inc.
6.125% due 10/01/2013	5,075	5,215
General Mills, Inc.
5.250% due 08/15/2013	4,275	4,351
GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014	200	208
4.850% due 05/15/2013	22,601	22,722
H.J. Heinz Co.
5.350% due 07/15/2013	710	719
International Business Machines Corp.
6.500% due 10/15/2013	1,000	1,033
Kroger Co.
5.000% due 04/15/2013	4,365	4,372
Mondelez International, Inc.
2.625% due 05/08/2013	20,019	20,058
5.250% due 10/01/2013	1,200	1,228
NBCUniversal Media LLC
2.100% due 04/01/2014	14,168	14,368
Novartis Capital Corp.
4.125% due 02/10/2014	14,173	14,612
PepsiCo, Inc.
0.875% due 10/25/2013	7,820	7,844
Philip Morris International, Inc.
4.875% due 05/16/2013	59,792	60,126
6.875% due 03/17/2014	14,530	15,441
Rogers Communications, Inc.
6.250% due 06/15/2013	11,430	11,558
SABMiller PLC
5.500% due 08/15/2013	8,368	8,521
Sanofi
0.594% due 03/28/2014	17,228	17,278
Statoil ASA
3.875% due 04/15/2014	5,000	5,184
Teva Pharmaceutical Finance BV
0.782% due 03/21/2014	400	402
Teva Pharmaceutical Finance Co. BV
1.193% due 11/08/2013	34,875	35,057
Texas Instruments, Inc.
0.470% due 05/15/2013	10,900	10,906
0.875% due 05/15/2013	8,000	8,005
Time Warner Cable, Inc.
6.200% due 07/01/2013	4,420	4,479
Total Capital Canada Ltd.
0.683% due 01/17/2014	29,640	29,738
Turner Broadcasting System, Inc.
8.375% due 07/01/2013	1,600	1,630
United Technologies Corp.
0.557% due 12/02/2013	4,270	4,280
VF Corp.
1.038% due 08/23/2013	15,800	15,850
Volkswagen International Finance NV
0.894% due 04/01/2014	97,890	98,149
1.090% due 02/17/2014	1,200	1,205
1.625% due 08/12/2013	20,200	20,288

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Walgreen Co.
0.780% due 03/13/2014	$2,600	$2,608
4.875% due 08/01/2013	3,375	3,423
WellPoint, Inc.
6.000% due 02/15/2014	2,800	2,931
Wesfarmers Ltd.
6.998% due 04/10/2013	600	601
WMC Finance USA Ltd.
5.125% due 05/15/2013	9,599	9,652
XTO Energy, Inc.
6.250% due 04/15/2013	650	651

		635,005

UTILITIES 0.6%
BellSouth Corp.
4.020% due 04/26/2021	2,000	2,004
BP Capital Markets PLC
0.733% due 06/06/2013	20,000	20,018
0.881% due 03/11/2014	40,455	40,684
3.750% due 06/17/2013	4,019	4,046
5.250% due 11/07/2013	5,800	5,963
Dayton Power & Light Co.
5.125% due 10/01/2013	375	383
Duke Energy Carolinas LLC
5.750% due 11/15/2013	4,825	4,981
Duke Energy Corp.
5.650% due 06/15/2013	5,000	5,052
6.300% due 02/01/2014	3,350	3,505
Duke Energy Indiana, Inc.
5.000% due 09/15/2013	1,950	1,989
Indianapolis Power & Light Co.
6.300% due 07/01/2013	4,450	4,511
NextEra Energy Capital Holdings, Inc.
2.550% due 11/15/2013	5,250	5,314
Northeast Utilities
1.030% due 09/20/2013	4,385	4,400
Ohio Power Co.
5.750% due 09/01/2013	725	740
Plains All American Pipeline LP
5.625% due 12/15/2013	1,828	1,894
PSEG Power LLC
2.500% due 04/15/2013	6,880	6,885
Shell International Finance BV
4.000% due 03/21/2014	700	725
Verizon Communications, Inc.
5.250% due 04/15/2013	5,000	5,008

		118,102

Total Corporate Bonds & Notes (Cost $5,724,586)		5,724,009

MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%
Mount San Antonio Community College District, California General Obligation Notes, Series 2012
3.500% due 08/01/2013	200	202
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	480	481

		683

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.280% due 06/15/2013	600	600

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	165

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.0%
New York City, New York General Obligation Notes, Series 2011
1.520% due 08/01/2013		$430	$432

Total Municipal Bonds & Notes (Cost $1,716)			1,715

U.S. GOVERNMENT AGENCIES 15.2%
Fannie Mae
1.250% due 02/27/2014		31,122	31,463
4.125% due 04/15/2014		76,301	79,447
Federal Farm Credit Bank
0.250% due 04/04/2014 - 09/04/2014		476,150	476,417
0.300% due 02/21/2014		40,700	40,753
Federal Home Loan Bank
0.230% due 04/15/2014 - 09/26/2014		532,705	532,759
0.240% due 04/22/2014		176,750	176,873
0.250% due 02/14/2014 - 04/11/2014		902,575	903,328
0.280% due 02/24/2014		59,300	59,367
Freddie Mac
0.375% due 02/27/2014 - 04/28/2014		561,076	562,253
1.000% due 08/20/2014		20,000	20,213
1.350% due 04/29/2014		65,485	66,317
2.500% due 04/23/2014		27,222	27,905
4.500% due 01/15/2014		26,526	27,437

Total U.S. Government Agencies (Cost $3,001,872)			3,004,532

U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Notes
0.250% due 04/30/2014 (c)		208,900	209,088
0.250% due 05/31/2014		150,000	150,129
0.250% due 06/30/2014		179,200	179,354
1.875% due 04/30/2014 (b)(c)		37,300	37,986

Total U.S. Treasury Obligations (Cost $576,294)			576,557

ASSET-BACKED SECURITIES 0.1%
Ally Auto Receivables Trust
0.250% due 11/15/2013		8,218	8,218
Ford Auto Securitization Trust
1.748% due 04/15/2014	CAD	2,021	2,000
Ford Credit Auto Owner Trust
0.220% due 12/15/2013		$2,023	2,023
Hyundai Auto Receivables Trust
0.550% due 06/16/2014		716	716

Total Asset-Backed Securities (Cost $12,965)			12,957

SOVEREIGN ISSUES 8.8%
Belgium Government International Bond
4.250% due 09/03/2013		13,534	13,755
Export Development Canada
0.380% due 05/17/2013		17,500	17,519
Finland Government Bond
5.375% due 07/04/2013	EUR	78,000	101,348
Instituto de Credito Oficial
3.250% due 05/14/2013		$6,928	6,940
Japan Bank for International Cooperation
4.250% due 06/18/2013		28,500	28,724

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kommunalbanken A/S
0.280% due 08/28/2014	$368,300	$368,326
0.401% due 03/10/2014	102,850	102,916
0.402% due 10/21/2013	89,600	89,642
Kommunekredit
0.502% due 04/23/2014	57,500	57,576
1.250% due 09/03/2013	48,577	48,774
Kommuninvest Sverige AB
0.272% due 09/12/2014	80,000	80,022
0.331% due 09/11/2014	24,000	23,995
0.455% due 04/11/2014	15,930	15,946
1.875% due 06/04/2013	5,869	5,885
Province of Nova Scotia
7.250% due 07/27/2013	1,120	1,145
Province of Ontario
0.456% due 05/07/2013	5,000	5,001
1.375% due 01/27/2014	558,451	563,511
3.500% due 07/15/2013	11,932	12,043
4.100% due 06/16/2014	161,516	168,817
Province of Quebec
4.875% due 05/05/2014	600	630
Spain Government International Bond
3.625% due 06/17/2013	21,840	21,873

Total Sovereign Issues (Cost $1,733,408)		1,734,388

SHORT-TERM INSTRUMENTS 38.6%

CERTIFICATES OF DEPOSIT 1.0%
Banco do Brasil S.A.
0.000% due 05/06/2013	23,250	23,230
0.000% due 09/23/2013	45,500	45,517
0.000% due 11/01/2013	12,050	11,983
Bank of Nova Scotia
0.460% due 09/16/2013	61,350	61,443
Dexia Credit Local S.A.
0.000% due 06/14/2013	5,500	5,495
1.600% due 09/16/2013	1,600	1,606
1.650% due 09/12/2013	1,600	1,606
1.700% due 09/06/2013	10,700	10,743
Itau Unibanco Holding S.A.
0.000% due 09/23/2013	17,000	16,889
0.000% due 10/31/2013	16,300	16,166

		194,678

COMMERCIAL PAPER 7.7%
Abbey National Treasury Services PLC
0.360% due 04/03/2013	6,600	6,600
0.750% due 10/18/2013	7,300	7,281
1.019% due 04/03/2013	23,100	23,099
AT&T, Inc.
0.510% due 07/22/2013	38,500	38,453
BP Capital Markets PLC
0.385% due 08/12/2013	6,500	6,497
0.425% due 08/06/2013	18,000	17,993
0.600% due 08/12/2013	52,000	51,977
0.650% due 08/06/2013	41,300	41,283
British Telecommunications PLC
0.800% due 03/10/2014	700	697
1.600% due 05/15/2013	700	699
1.640% due 05/15/2013	8,680	8,663
Canadian Natural Resources Ltd.
0.340% due 04/09/2013	10,000	9,999
0.340% due 04/11/2013	12,900	12,899
0.350% due 04/24/2013	4,000	3,999
City of Dallas, TX
0.300% due 04/02/2013	11,900	11,900

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Commonwealth Edison Co.
0.360% due 04/09/2013	$11,800	$11,799
Daimler Finance North America LLC
0.700% due 03/11/2014	38,200	37,947
DCP Midstream LLC
0.330% due 04/08/2013	1,700	1,700
0.375% due 04/18/2013	10,000	9,998
0.380% due 04/22/2013	8,200	8,198
0.400% due 04/19/2013	19,800	19,796
Devon Energy Corp.
0.370% due 04/25/2013	90,500	90,478
Dominion Resources, Inc.
0.330% due 04/08/2013	30,000	29,998
0.330% due 04/09/2013	14,700	14,699
Electricite de France S.A.
0.695% due 01/10/2014	10,000	9,957
0.825% due 01/17/2014	21,000	20,907
Eni Finance USA, Inc.
0.380% due 04/02/2013	6,500	6,500
Entergy Corp.
0.720% due 04/03/2013	4,800	4,800
0.850% due 04/12/2013	22,600	22,594
0.850% due 04/18/2013	1,600	1,599
0.850% due 05/15/2013	1,000	999
0.850% due 06/03/2013	11,700	11,689
0.850% due 06/05/2013	9,300	9,291
0.870% due 04/18/2013	1,600	1,599
Erste Abwicklungsanstalt
0.288% due 06/07/2013	24,950	24,939
0.318% due 08/02/2013	42,900	42,862
0.425% due 05/03/2013	2,000	1,999
0.425% due 05/07/2013	2,200	2,199
0.480% due 05/07/2013	20,000	19,990
0.490% due 05/17/2013	24,400	24,385
0.490% due 08/02/2013	67,300	67,240
Export-Import Bank of Korea
0.450% due 04/17/2013	7,200	7,199
Ford Motor Credit Co. LLC
0.525% due 04/04/2013	13,950	13,949
0.525% due 04/08/2013	2,750	2,750
0.610% due 05/07/2013	10,660	10,653
0.700% due 07/01/2013	8,500	8,479
0.865% due 09/30/2013	700	696
0.950% due 05/30/2013	7,000	6,988
1.010% due 11/15/2013	1,500	1,490
1.021% due 11/08/2013	26,500	26,329
1.021% due 11/22/2013	200	199
1.021% due 11/26/2013	3,600	3,574
1.150% due 09/30/2013	6,700	6,665
1.150% due 10/01/2013	6,900	6,864
1.650% due 06/07/2013	27,235	27,184
Glencore Funding LLC
0.600% due 05/24/2013	7,700	7,693
0.620% due 05/28/2013	2,000	1,999
Holcim U.S. Finance SARL & Cie S.C.S.
0.490% due 06/10/2013	10,000	9,993
0.490% due 06/25/2013	16,050	16,036
0.500% due 06/06/2013	1,500	1,499
0.520% due 04/10/2013	4,700	4,699
0.540% due 04/04/2013	7,400	7,400
Kansas City Power & Light Co.
0.450% due 04/12/2013	10,900	10,899
0.800% due 04/01/2013	2,200	2,200
0.850% due 04/19/2013	3,750	3,748
0.850% due 04/25/2013	10,000	9,994
Kroger Co.
0.370% due 04/09/2013	13,900	13,899

166	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NextEra Energy Cap Holdings, Inc.
0.340% due 04/15/2013	$35,200	$35,195
Nisource Finance Corp.
0.970% due 04/12/2013	9,400	9,397
PPL Energy Supply LLC
0.330% due 04/22/2013	16,800	16,797
0.340% due 04/11/2013	5,000	5,000
0.360% due 04/30/2013	19,500	19,494
RCI Banque S.A.
0.826% due 04/26/2013	18,800	18,789
Santander S.A.
1.525% due 10/01/2013	1,500	1,492
1.525% due 10/11/2013	2,500	2,487
2.050% due 10/11/2013	2,000	1,989
Spectra Energy Capital
0.330% due 04/04/2013	14,700	14,700
0.350% due 04/08/2013	11,000	10,999
Standard Chartered Bank
0.950% due 09/26/2013	50,000	49,926
0.950% due 10/01/2013	13,000	12,980
Straight-A Funding LLC
0.180% due 06/03/2013	34,400	34,396
0.180% due 06/05/2013	17,722	17,720
0.180% due 06/10/2013	61,278	61,269
Vodafone Group PLC
0.690% due 02/10/2014	8,300	8,251
0.720% due 01/28/2014	86,400	85,923
0.725% due 01/02/2014	10,000	9,951
Volvo Group Treasury North America LP
0.350% due 04/25/2013	6,000	5,999
0.400% due 04/01/2013	10,000	10,000
0.400% due 04/02/2013	16,000	16,000
0.420% due 04/03/2013	13,900	13,900
Xstrata Finance Dubai Ltd.
0.470% due 04/02/2013	98,700	98,699

		1,514,632

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 2.0%
Bank of Nova Scotia
0.160% due 04/17/2013	$76,342	$76,342
(Dated 03/14/2013. Collateralized by Federal Home Loan Bank 5.000% due 10/18/2024 valued at $70,606. Repurchase proceeds are $76,348)
0.170% due 05/23/2013	80,115	80,115
(Dated 03/14/2013. Collateralized by Fannie Mae 2.000% due 05/24/2027 valued at $82,552. Repurchase proceeds are $80,122)
Barclays, Inc.
0.270% due 04/22/2013	137,095	137,095
(Dated 03/22/2013. Collateralized by Province of Ontario 2.300% - 3.000% due 06/16/2015 - 07/16/2018 valued at $141,655. Repurchase proceeds are $137,106.)
RBC Capital Markets LLC
0.160% due 04/02/2013	98,400	98,400
(Dated 03/12/2013. Collateralized by Fannie Mae 4.000% - 5.000% due 08/01/2026 - 08/01/2041 valued at $94,446 and Freddie Mac 3.000% due 04/01/2027 valued at $11,215. Repurchase proceeds are $98,409.)
State Street Bank and Trust Co.
0.010% due 04/01/2013	5,000	5,000
(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $5,102. Repurchase proceeds are $5,000.)

		396,952

SHORT-TERM NOTES 3.1%
American Honda Finance Corp.
0.378% due 08/02/2013	14,000	14,005
0.448% due 05/02/2013	2,720	2,720
Appalachian Power Co.
0.665% due 08/16/2013	1,900	1,902

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Export Development Canada
0.335% due 05/23/2013		$8,900	$8,900
Federal Home Loan Bank
0.125% due 03/27/2014		350,000	349,863
0.170% due 03/21/2014		230,000	230,017
Fosse Master Issuer PLC
0.383% due 04/18/2013		1,075	1,075
MetLife Institutional Funding
0.375% due 01/10/2014		12,400	12,402
Toyota Motor Credit Corp.
0.382% due 07/19/2013		1,300	1,301

			622,185

JAPAN TREASURY BILLS 17.2%
0.061% due 04/08/2013 - 06/24/2013 (a)	JPY	321,110,000	3,411,023

MEXICO TREASURY BILLS 7.4%
4.197% due 04/04/2013 - 07/25/2013 (a)	MXN	18,237,600	1,470,677

U.S. TREASURY BILLS 0.2%
0.133% due 04/18/2013 - 03/06/2014 (a)(c)		$32,011	31,978

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.109% due 04/15/2013 (a)(c)		100	100

Total Short-Term Instruments (Cost $7,653,381)			7,642,225

Total Investments 94.6% (Cost $18,704,222)			$18,696,383

Other Assets and Liabilities (Net) 5.4%			1,071,792

Net Assets 100.0%			$19,768,175

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Securities with an aggregate market value of $4,619 have been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013.
(c)	Securities with an aggregate market value of $44,926 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(d)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	DKK	939,800	$	161,027	BRC	$0	$(548)	$(548)
04/2013	JPY	2,500,000		26,047	BOA	0	(516)	(516)
04/2013		23,160,000		243,967	BPS	759	(2,853)	(2,094)
04/2013		59,650,000		677,849	BRC	44,145	0	44,145
04/2013		10,000,000		106,762	FBF	517	0	517
04/2013		9,000,000		94,937	GLM	0	(684)	(684)
04/2013		1,450,000		16,470	JPM	1,065	0	1,065
04/2013	MXN	1,298,460		101,700	BOA	0	(3,406)	(3,406)
04/2013		1,296,054		101,453	BPS	0	(3,458)	(3,458)
04/2013		11,766		922	BRC	0	(30)	(30)
04/2013		2,543,445		198,857	CBK	0	(6,956)	(6,956)
04/2013		11,098		869	DUB	0	(29)	(29)
04/2013		20,062		1,561	GLM	0	(63)	(63)
04/2013		3,837,880		298,276	HUS	0	(12,388)	(12,388)
04/2013		518,348		41,845	JPM	31	(64)	(33)
04/2013		1,311		106	MSC	0	0	0
04/2013		12,383		970	UAG	0	(33)	(33)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	167

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	$	105	MXN	1,382	DUB	$7	$0	$7
04/2013		203		2,610	HUS	8	0	8
04/2013		700		9,214	MSC	46	0	46
05/2013	JPY	11,500,000	$	120,080	BOA	0	(2,114)	(2,114)
05/2013		9,000,000		98,250	BPS	2,616	0	2,616
05/2013		115,800,000		1,223,899	CBK	4,721	(11,366)	(6,645)
05/2013	MXN	156,674		12,258	BOA	0	(388)	(388)
05/2013		428,546		34,600	BPS	3	0	3
05/2013		990,319		77,563	FBF	0	(2,387)	(2,387)
05/2013		494,841		38,697	HUS	0	(1,172)	(1,172)
05/2013		11,363		892	MSC	0	(24)	(24)
05/2013		989,317		76,846	RBC	0	(2,811)	(2,811)
05/2013		628,940		49,251	UAG	0	(1,471)	(1,471)
05/2013	$	3,236	DKK	18,796	DUB	0	(2)	(2)
06/2013	CAD	1,760	$	1,708	RBC	0	(21)	(21)
06/2013	JPY	24,000,000		259,888	BOA	4,827	0	4,827
06/2013		10,000		108	BPS	2	0	2
06/2013		18,610,000		199,745	BRC	1,955	0	1,955
06/2013		36,430,000		379,909	JPM	0	(7,316)	(7,316)
06/2013	MXN	990,598		78,982	BOA	0	(678)	(678)
06/2013		2,475,016		198,546	BRC	0	(242)	(242)
06/2013		990,222		79,310	GLM	0	(320)	(320)
06/2013		24,984		2,005	HUS	0	(1)	(1)
06/2013		19,181		1,533	MSC	0	(10)	(10)
06/2013	$	236	MXN	2,981	JPM	4	0	4
06/2013		962		12,383	UAG	33	0	33
07/2013	EUR	82,200	$	104,965	JPM	0	(478)	(478)
07/2013	MXN	7,011		556	BOA	0	(6)	(6)
07/2013		492,989		39,156	GLM	0	(341)	(341)

						$60,739	$(62,176)	$(1,437)

(e)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$4,970,902	$0	$4,970,902
Industrials	0	635,005	0	635,005
Utilities	0	118,102	0	118,102
Municipal Bonds & Notes
California	0	683	0	683
New Jersey	0	600	0	600
New York	0	432	0	432
U.S. Government Agencies	0	3,004,532	0	3,004,532
U.S. Treasury Obligations	0	576,557	0	576,557
Asset-Backed Securities	0	12,957	0	12,957
Sovereign Issues	0	1,724,398	9,990	1,734,388
Short-Term Instruments
Certificates of Deposit	0	194,678	0	194,678
Commercial Paper	0	1,514,632	0	1,514,632
Repurchase Agreements	0	396,952	0	396,952

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Short-Term Notes	$0	$622,185	$0	$622,185
Japan Treasury Bills	0	3,411,023	0	3,411,023
Mexico Treasury Bills	0	1,470,677	0	1,470,677
U.S. Treasury Bills	0	31,978	0	31,978
U.S. Treasury Cash Management Bills	0	100	0	100
	$0	$18,686,393	$9,990	$18,696,383

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	$0	$60,739	$0	$60,739

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(62,176)	$0	$(62,176)

Totals	$0	$18,684,956	$9,990	$18,694,946

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Sovereign Issues	$200	$10,001	$(200)	$0	$0	$(11)	$0	$0	$9,990	$(11)

168	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2013

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Sovereign Issues	$9,990	Benchmark Pricing	Base Price	100.01

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(f)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$60,739	$0	$60,739

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$62,176	$0	$62,176

The Effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on foreign currency transactions	$0	$0	$0	$190,871	$0	$190,871

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	$0	$0	$0	$(1,576)	$0	$(1,576)

(1)	See note 6 in the Notes to Financial Statements for additional information.

(g)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
	PIMCO Short-Term Floating NAV Portfolio III			PIMCO Cayman Japan Fund I Ltd. (Subsidiary)
BOA	$(4,477)	$4,476	$(1)	$2,197	$(3,053)	$(856)
BPS	(3,455)	3,287	(168)	524	(1,240)	(716)
BRC	(823)	506	(317)	46,100	(48,132)	(2,032)
CBK	(6,956)	6,620	(336)	(6,645)	3,656	(2,989)
DUB	(24)	27	3	0	0	0
FBF	(2,387)	2,385	(2)	518	(960)	(442)
GLM	(725)	728	3	(684)	0	(684)
HUS	(13,553)	13,516	(37)	0	0	0
JPM	(506)	242	(264)	(6,251)	5,403	(848)
MSC	13	(30)	(17)	0	0	0
RBC	(2,832)	2,817	(15)	0	0	0
UAG	(1,471)	1,263	(208)	0	0	0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2013	169

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the 19 portfolios (each a “Portfolio” and collectively the “Portfolios”) indicated on the cover of this report.

Shares of the Portfolios have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Portfolio issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolios is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Portfolio, except the PIMCO Short-Term Floating NAV Portfolio, PIMCO Short-Term Floating NAV Portfolio II and the PIMCO Short-Term Floating NAV Portfolio III, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the PIMCO Short-Term Floating NAV Portfolio, PIMCO Short-Term Floating NAV Portfolio II and the PIMCO Short-Term Floating NAV Portfolio III are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of

170	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2013

mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 measurements in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements and sale-buyback financing transactions, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net increase in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(e) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective April 1, 2012, the Portfolios began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolios may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB

concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedules of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively for annual periods beginning on or after January 1, 2013, and for interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or financial derivative instruments. In addition, market quotes

ANNUAL REPORT	MARCH 31, 2013	171

Notes to Financial Statements (Cont.)

are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of a Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers out of Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for

172	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2013

reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts, commodity options and options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider

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using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. Certain Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Portfolios to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or

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interest expense, respectively, on the Statements of Operations. At March 31, 2013, the PIMCO High Yield Portfolio had $16,925,153, in outstanding commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  Certain Portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(c) Residual Interest Bonds  Certain Portfolios may invest in residual interest bonds (“RIBs”), which are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and RIBs. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the weekly Securities Industry and Financial Markets Association (“SIFMA”) rate. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the RIBs. RIBs are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the RIBs and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. RIBs are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in obtaining potentially higher yielding tax-exempt securities or gaining levered exposure to the municipal bond market. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The RIBs holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the RIBs holders. The holders of RIBs bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. RIBs may be more volatile and less liquid than other municipal bonds of comparable maturity.

(d) Short Sales  Certain Portfolios may enter into short sales transactions. A short sale is a transaction in which a Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Portfolios may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.

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Notes to Financial Statements (Cont.)

Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed income securities sold at a discount to face value and offer no interest payments; rather, investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Each Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the

Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing

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terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Portfolios.

(a) Foreign Currency Contracts  Certain Portfolios may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Portfolios may enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Portfolios may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The

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Notes to Financial Statements (Cont.)

premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  Certain Portfolios may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Portfolios may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  Certain Portfolios may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Portfolios may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Portfolios may write or purchase foreign currency options. Purchasing foreign currency options gives a Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  Certain Portfolios may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

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A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit

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Notes to Financial Statements (Cont.)

default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of March 31, 2013 for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or

“cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolios trade financial instruments, and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolios may be subject to, please see the Important Information About the Portfolios.

Market Risks  A Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or

180	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2013

supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose a Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolios by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. A Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

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Notes to Financial Statements (Cont.)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to Schedules of Investments.

Prime Broker Account Agreements and agreements governing listed equity option transactions between a Portfolio and selected counterparties or brokers govern the considerations and factors surrounding accounts opened for short selling and listed equity option transactions and activities, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. See Note 4(e) for additional information.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate Prime Broker legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. BASIS FOR CONSOLIDATION FOR PIMCO INTERNATIONAL PORTFOLIO AND PIMCO SHORT-TERM FLOATING NAV PORTFOLIO III (“Consolidated Funds”)

PIMCO Cayman Japan Fund I and II Ltd. (each a “Subsidiary”), Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Consolidated Funds in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of March 31, 2013 of each Subsidiary to its respective Consolidated Fund (amounts in thousands).

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO International Portfolio	PIMCO Cayman Japan Fund II Ltd.	06/05/2012	06/12/2012	$ 2,053,278	$5,509	0.3%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Cayman Japan Fund I Ltd.	06/05/2012	06/12/2012	19,768,175	3,405,888	17.2

182	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2013

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for each Portfolio is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees are charged at an annual rate as noted in the following table:

Portfolio Name	Investment Advisory Fee		Supervisory and Administrative Fee
PIMCO Asset-Backed Securities Portfolio	0.02%		0.03%
PIMCO Developing Local Markets Portfolio	0.02%		0.10%
PIMCO Emerging Markets Portfolio	0.02%		0.10%
PIMCO FX Strategy Portfolio	0.02%		0.03%
PIMCO High Yield Portfolio	0.02%		0.03%
PIMCO Investment Grade Corporate Portfolio	0.02%		0.03%
PIMCO Long Duration Corporate Bond Portfolio	0.02%		0.03%
PIMCO Low Duration Portfolio	0.02%		0.03%
PIMCO Moderate Duration Portfolio	0.02%		0.03%
PIMCO Mortgage Portfolio	0.02%		0.03%
PIMCO Municipal Sector Portfolio	0.02%		0.03%
PIMCO Real Return Portfolio	0.02%		0.03%
PIMCO Senior Floating Rate Portfolio	0.02%		0.03%
PIMCO Short-Term Portfolio	0.02%		0.03%
PIMCO Short-Term Floating NAV Portfolio	0.00%	(1)	0.00%
PIMCO Short-Term Floating NAV Portfolio II	0.02%		0.03%
PIMCO U.S. Government Sector Portfolio	0.02%		0.03%
PIMCO International Portfolio	0.02%		0.10%
PIMCO Short-Term Floating NAV Portfolio III	0.00%	(1)	0.00%

(1)

By investing in the Portfolio, each investing fund agrees that 0.01% of the fee that each Investing Fund is currently obligated to pay PIMCO under its investment advisory contract will be designated as compensation for the investment advisory services PIMCO provides to the Portfolio.

(c) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates;

(ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO FX Strategy and PIMCO Senior Floating Rate Portfolios’ Supervisory and Administrative Fees in each Portfolio’s first fiscal year, to the extent that the payment of each Portfolio’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.00049% (calculated as a percentage of each Portfolio’s average daily net assets).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Portfolio’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at March 31, 2013, were as follows (amounts in thousands):

Portfolio Name	Recoverable Amounts
PIMCO FX Strategy Portfolio	$41
PIMCO Senior Floating Rate Portfolio	32

Prior to January 1, 2013, each unaffiliated Trustee received an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Effective January 1, 2013, each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board

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Notes to Financial Statements (Cont.)

of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $2,250.

These expenses are allocated on a pro-rata basis to each Portfolio and Funds of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(d) Distributor  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

(e) Acquired Fund Fees and Expenses  The PIMCO International Portfolio’s Subsidiary (“Subsidiary”) has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.01% and 0.05%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and Supervisory and Administrative Fees it receives from the Subsidiary in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected in the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended March 31, 2013, the PIMCO International Portfolio waived the following fees (amounts in thousands):

Fund Name	Waived Fees
PIMCO International Portfolio	$46
PIMCO Low Duration Portfolio	11
PIMCO Moderate Duration Portfolio	9

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2013, the Portfolios below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Portfolio Name	Purchases	Sales
PIMCO Asset-Backed Securities Portfolio	$162,538	$0
PIMCO Developing Local Markets Portfolio	0	1,574
PIMCO Emerging Markets Portfolio	12,929	0
PIMCO High Yield Portfolio	49,496	46,860
PIMCO Investment Grade Corporate Portfolio	61,746	141,541
PIMCO Long Duration Corporate Bond Portfolio	319,694	51,421
PIMCO Low Duration Portfolio	124,169	0
PIMCO Moderate Duration Portfolio	20,814	2,837
PIMCO Mortgage Portfolio	22,650	502
PIMCO Municipal Sector Portfolio	374	7,477
PIMCO Real Return Portfolio	495,045	204,537
PIMCO Senior Floating Rate Portfolio	1,289	0
PIMCO Short-Term Portfolio	123,331	874
PIMCO Short-Term Floating NAV Portfolio	6,280,332	3,329,901
PIMCO Short-Term Floating NAV Portfolio II	1,890,069	54,086
PIMCO International Portfolio	0	104
PIMCO Short-Term Floating NAV Portfolio III	6,885,806	4,611,636

184	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2013

Each Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolios. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended March 31, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Portfolio Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Asset-Backed Securities Portfolio	$2,840	$328,924	$(316,100)	$(7)	$1	$15,658	$23	$0
PIMCO Developing Local Markets Portfolio	45,526	231,783	(212,900)	(21)	4	64,392	181	2
PIMCO Emerging Markets Portfolio	292,944	616,337	(530,200)	(64)	(450)	378,567	1,700	36
PIMCO FX Strategy Portfolio	34,392	89,404	(95,500)	(25)	(12)	28,259	101	3
PIMCO High Yield Portfolio	22,002	323,579	(330,100)	(18)	2	15,465	78	1
PIMCO International Portfolio	306,646	2,454,189	(2,670,400)	(1)	9	90,443	485	3
PIMCO Investment Grade Corporate Portfolio	435,904	1,393,982	(1,593,600)	(572)	(72)	235,642	2,137	44
PIMCO Long Duration Corporate Bond Portfolio	277,816	2,765,527	(2,734,500)	(332)	28	308,539	1,005	22
PIMCO Low Duration Portfolio	0	115,589	(47,000)	(10)	(83)	68,496	282	7
PIMCO Mortgage Portfolio	993,981	5,590,453	(5,145,100)	(243)	53	1,439,144	2,041	13
PIMCO Municipal Sector Portfolio	4,029	119,253	(110,900)	(21)	1	12,362	52	1
PIMCO Real Return Portfolio	209,068	1,541,951	(1,687,700)	56	6	63,381	548	3
PIMCO Senior Floating Rate Portfolio	802	9,205	(2,100)	(1)	0	7,906	4	0
PIMCO Short-Term Portfolio	108,331	547,498	(652,600)	12	(10)	3,231	97	1
PIMCO U.S. Government Sector Portfolio	185	1	0	0	(0)	186	1	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Investment Grade Corporate Portfolio	$0	$221,935	$0	$0	$(220)	$221,715	$1,036	$0
PIMCO Mortgage Portfolio	0	721,980	(335,500)	31	(486)	386,025	1,580	0

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

ANNUAL REPORT	MARCH 31, 2013	185

Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2013, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Portfolio Name	Purchases	Sales	Purchases	Sales
PIMCO Asset-Backed Securities Portfolio	$592,363	$584,962	$351,224	$20,118
PIMCO Developing Local Markets Portfolio	0	0	148,265	143,621
PIMCO Emerging Markets Portfolio	111,000	104,528	198,619	290,935
PIMCO FX Strategy Portfolio	0	200	0	0
PIMCO High Yield Portfolio	662	3,168	469,173	441,165
PIMCO Investment Grade Corporate Portfolio	476,228	427,452	1,172,355	1,080,204
PIMCO Long Duration Corporate Bond Portfolio	2,452,897	1,861,091	8,659,732	5,313,005
PIMCO Low Duration Portfolio	476,470	337,467	43,371	6,253
PIMCO Moderate Duration Portfolio	361,976	234,084	63,251	1,633
PIMCO Mortgage Portfolio	121,682,759	120,074,546	84,120	34,561
PIMCO Municipal Sector Portfolio	0	0	102,600	168,851
PIMCO Real Return Portfolio	2,184,065	1,519,492	355,350	258,003
PIMCO Senior Floating Rate Portfolio	304	0	19,847	8,872
PIMCO Short-Term Portfolio	27,280	15,061	347,020	76,688
PIMCO Short-Term Floating NAV Portfolio	11,572,600	12,068,244	8,614,898	11,036,301
PIMCO Short-Term Floating NAV Portfolio II	1,787,856	1,501,619	2,407,573	1,396,309
PIMCO U.S. Government Sector Portfolio	2,517,354	3,456,295	56,431	218,820
PIMCO International Portfolio	112,106	112,041	3,869,960	3,584,507
PIMCO Short-Term Floating NAV Portfolio III	19,647,604	16,127,478	10,330,832	2,710,500

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Asset-Backed Securities Portfolio				PIMCO Developing Local Markets Portfolio (1)
	Year Ended 03/31/2013		Year Ended 03/31/2012		Year Ended 03/31/2013		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	11,808	$135,382	5,804	$62,550	21,805	$118,630	31,120	$182,790
Issued as reinvestment of distributions	2,572	29,289	4,642	48,858	909	5,040	8,628	46,363
Cost of shares redeemed	(6,607)	(74,962)	(10,596)	(114,718)	(27,384)	(145,614)	(144,663)	(804,278)
Net increase (decrease) resulting from Portfolio share transactions	7,773	$89,709	(150)	$(3,310)	(4,670)	$(21,944)	(104,915)	$(575,125)

	PIMCO Emerging Markets Portfolio				PIMCO FX Strategy Portfolio (2)
	Year Ended 03/31/2013		Year Ended 03/31/2012		Year Ended 03/31/2013		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	18,102	$197,945	23,828	$256,954	193	$1,870	3,342	$32,600
Issued as reinvestment of distributions	7,416	79,766	9,030	91,016	5	50	41	382
Cost of shares redeemed	(18,484)	(201,440)	(39,972)	(423,381)	(1,062)	(10,243)	(459)	(4,427)
Net increase (decrease) resulting from Portfolio share transactions	7,034	$76,271	(7,114)	$(75,411)	(864)	$(8,323)	2,924	$28,555

186	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2013

	PIMCO High Yield Portfolio				PIMCO Investment Grade Corporate Portfolio
	Year Ended 03/31/2013		Year Ended 03/31/2012		Year Ended 03/31/2013		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	14,741	$115,920	34,325	$273,168	62,465	$702,180	70,270	$751,746
Issued as reinvestment of distributions	7,304	56,506	10,472	77,687	22,514	253,607	23,963	249,196
Cost of shares redeemed	(15,452)	(120,809)	(98,333)	(770,059)	(68,039)	(769,805)	(164,479)	(1,719,632)
Net increase (decrease) resulting from Portfolio share transactions	6,593	$51,617	(53,536)	$(419,204)	16,940	$185,982	(70,246)	$(718,690)

	PIMCO Long Duration Corporate Bond Portfolio (3)				PIMCO Low Duration Portfolio (4)
	Year Ended 03/31/2013		Year Ended 03/31/2012		Period from 05/31/2012 to 03/31/2013
	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	345,630	$4,310,018	298,742	$3,436,294	25,749	$257,499
Issued as reinvestment of distributions	79,827	1,006,539	62,484	715,727	135	1,350
Cost of shares redeemed	(197,665)	(2,486,011)	(110,408)	(1,280,114)	(286)	(2,872)
Net increase resulting from Portfolio share transactions	227,792	$2,830,546	250,818	$2,871,907	25,598	$255,977

	PIMCO Moderate Duration Portfolio (5)		PIMCO Mortgage Portfolio
	Period from 07/31/2012 to 03/31/2013		Year Ended 03/31/2013		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	29,099	$289,688	78,790	$873,947	283,947	$3,167,348
Issued as reinvestment of distributions	120	1,200	28,755	316,857	32,836	361,913
Cost of shares redeemed	(847)	(8,442)	(96,705)	(1,069,574)	(398,500)	(4,383,654)
Net increase (decrease) resulting from Portfolio share transactions	28,372	$282,446	10,840	$121,230	(81,717)	$(854,393)

	PIMCO Municipal Sector Portfolio				PIMCO Real Return Portfolio
	Year Ended 03/31/2013		Year Ended 03/31/2012		Year Ended 03/31/2013		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	3,148	$28,240	18,810	$152,170	95,015	$942,870	344,587	$3,285,124
Issued as reinvestment of distributions	2,439	21,802	2,677	22,128	12,918	128,287	18,071	172,229
Cost of shares redeemed	(11,424)	(102,980)	(18,646)	(157,712)	(56,425)	(559,219)	(193,578)	(1,896,153)
Net increase (decrease) resulting from Portfolio share transactions	(5,837)	$(52,938)	2,841	$16,586	51,508	$511,938	169,080	$1,561,200

	PIMCO Senior Floating Rate Portfolio (6)				PIMCO Short-Term Portfolio
	Year Ended 03/31/2013		Period from 04/29/2011 to 03/31/2012		Year Ended 03/31/2013		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	1,439	$14,730	854	$8,520	9,384	$87,810	37,088	$337,340
Issued as reinvestment of distributions	42	428	20	197	4,071	38,279	5,579	49,680
Cost of shares redeemed	(72)	(731)	0	0	(25,498)	(239,828)	(75,843)	(685,344)
Net increase (decrease) resulting from Portfolio share transactions	1,409	$14,427	874	$8,717	(12,043)	$(113,739)	(33,176)	$(298,324)

ANNUAL REPORT	MARCH 31, 2013	187

Notes to Financial Statements (Cont.)

	PIMCO Short-Term Floating NAV Portfolio (7)				PIMCO Short-Term Floating NAV Portfolio II (8)
	Year Ended 03/31/2013		Year Ended 03/31/2012		Year Ended 03/31/2013		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	19,193,392	$192,282,300	19,898,587	$199,348,340	2,754,773	$27,578,569	2,610,740	$26,129,820
Issued as reinvestment of distributions	7,706	77,179	16,217	162,452	1,111	11,126	1,081	10,816
Cost of shares redeemed	(20,154,091)	(201,928,722)	(22,785,600)	(228,249,649)	(2,701,938)	(27,049,612)	(2,704,259)	(27,064,545)
Net increase (decrease) resulting from Portfolio share transactions	(952,993)	$(9,569,243)	(2,870,796)	$(28,738,857)	53,946	$540,083	(92,438)	$(923,909)

	PIMCO U.S. Government Sector Portfolio				PIMCO International Portfolio
	Year Ended 03/31/2013		Year Ended 03/31/2012		Year Ended 03/31/2013		Year Ended 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	54,100	$505,340	182,404	$1,625,344	44,845	$222,415	57,150	$274,034
Issued as reinvestment of distributions	6,319	59,124	5,309	46,945	59,222	288,734	18,057	87,305
Cost of shares redeemed	(127,972)	(1,193,788)	(278,667)	(2,468,421)	(94,255)	(472,089)	(141,072)	(689,639)
Net increase (decrease) resulting from Portfolio share transactions	(67,553)	$(629,324)	(90,954)	$(796,132)	9,812	$39,060	(65,865)	$(328,300)

	PIMCO Short-Term Floating NAV Portfolio III (9)
	Year Ended 03/31/2013		Period from 03/12/2012 to 03/31/2012
	Shares	Amount	Shares	Amount
Receipts for shares sold	8,055,561	$80,558,145	100,450	$1,005,010
Issued as reinvestment of distributions	7,298	72,969	5	52
Cost of shares redeemed	(6,170,258)	(61,705,690)	(14,802)	(148,100)
Net increase resulting from Portfolio share transactions	1,892,601	$18,925,424	85,653	$856,962

(1)	As of March 31, 2013, one shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 30% of the Portfolio.
(2)	As of March 31, 2013, five shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 93% of the Portfolio.
(3)	As of March 31, 2013, one shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 12% of the Portfolio.
(4)	As of March 31, 2013, one shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 100% of the Portfolio.
(5)	As of March 31, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 100% of the Portfolio.
(6)

As of March 31, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 74% of the Portfolio. One shareholder is a related party to the Portfolio and comprises 14% of the Portfolio.*

(7)	As of March 31, 2013, one shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 16% of the Portfolio, and the shareholder is a related party of the Portfolio.*
(8)	As of March 31, 2013, one shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 13% of the Portfolio.
(9)

As of March 31, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 69% of the Portfolio, and each of the two shareholders are related parties of the Portfolio.*

*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of March 31, 2013, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

188	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2013

The Portfolios file U.S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the fiscal years from 2010-2012, no examinations are in progress or anticipated at this time. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2013, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Qualified Late-Year Loss Deferral- Capital (4)	Qualified Late-Year Loss Deferral- Ordinary (5)
PIMCO Asset-Backed Securities Portfolio	$0	$12,712	$0	$(3,839)	$0	$(1,118)	$0	$0
PIMCO Developing Local Markets Portfolio	0	0	11,755	(2,068)	(2,652)	(80,480)	0	(340)
PIMCO Emerging Markets Portfolio	0	32,928	0	47,523	(30,417)	(18,858)	(1,717)	0
PIMCO FX Strategies Portfolio	0	2,113	2	(137)	(0)	0	0	0
PIMCO High Yield Portfolio	0	21,167	0	19,344	(2,184)	(165.667)	0	0
PIMCO Investment Grade Corporate Portfolio	0	35,496	72,724	412,277	(3)	0	0	0
PIMCO Long Duration Corporate Portfolio	0	315,433	115,368	1,205,749	(16,264)	0	0	0
PIMCO Low Duration Portfolio	0	387	0	727	(1)	(86)	0	0
PIMCO Moderate Duration Fixed Income Portfolio	0	244	0	659	(0)	(5)	0	0
PIMCO Mortgage Portfolio	0	21,327	0	(680)	0	(46,496)	0	0
PIMCO Municipal Sector Portfolio	9,813	1,654	9,540	40,465	0	0	0	0
PIMCO Real Return Portfolio	0	0	3,755	230,027	(10,625)	0	0	(1,082)
PIMCO Senior Floating Rate Portfolio	0	56	17	181	(0)	0	0	0
PIMCO Short-Term Portfolio	0	11,702	0	4,637	0	(367,185)	0	0
PIMCO Short-Term Floating NAV Portfolio	0	588	1	2,285	(0)	0	0	0
PIMCO Short-Term Floating NAV Portfolio II	0	335	0	647	(22)	0	0	0
PIMCO U.S. Government Sector Portfolio	0	8,512	0	53,289	(2,718)	(7,515)	0	0
PIMCO International Portfolio	0	89,332	0	2,977	(10,853)	(80,146)	0	0
PIMCO Short-Term Floating NAV Portfolio III	0	0	0	(8,437)	(1,581)	0	0	0

(1)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2012 through March 31, 2013 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(5)

Specified losses realized during the period November 1, 2012 through March 31, 2013 and Ordinary losses realized during the period January 1, 2013 through March 31, 2013, which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2013, the Portfolio had accumulated capital losses expiring in the following years (amounts in thousands).

The Portfolio will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands) (6)
	03/31/2014	03/31/2015	03/31/2016	03/31/2017	03/31/2018	03/31/2019
PIMCO Asset-Backed Securities Portfolio	$0	$0	$0	$0	$0	$0
PIMCO Developing Local Markets Portfolio*	0	0	0	0	67,931	0
PIMCO Emerging Markets Portfolio	0	0	0	0	18,858	0
PIMCO FX Strategies Portfolio	0	0	0	0	0	0
PIMCO High Yield Portfolio	0	0	0	0	125,765	0
PIMCO Investment Grade Corporate Portfolio	0	0	0	0	0	0
PIMCO Long Duration Corporate Portfolio	0	0	0	0	0	0
PIMCO Low Duration Portfolio	0	0	0	0	0	0
PIMCO Moderate Duration Fixed Income Portfolio	0	0	0	0	0	0
PIMCO Mortgage Portfolio	0	0	0	0	0	0
PIMCO Municipal Sector Portfolio	0	0	0	0	0	0
PIMCO Real Return Portfolio	0	0	0	0	0	0
PIMCO Senior Floating Rate Portfolio	0	0	0	0	0	0
PIMCO International Portfolio	0	48,582	31,181	0	0	0

ANNUAL REPORT	MARCH 31, 2013	189

Notes to Financial Statements (Cont.)

	Expiration of Accumulated Capital Losses (amounts in thousands)
	03/31/2014	03/31/2015	03/31/2016	03/31/2017	03/31/2018	03/31/2019
PIMCO Short-Term Portfolio	5,660	5,243	43,531	85,425	73,668	86,545
PIMCO Short-Term Floating NAV Portfolio	$0	$0	$0	$0	$0	$0
PIMCO Short-Term Floating NAV Portfolio II	0	0	0	0	0	0
PIMCO U.S. Government Sector Portfolio	0	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	0	0	0	0	0	0

Under the recently enacted Regulated Investment Company Act of 2010, a Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2013, the Portfolio had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term (6)
PIMCO Asset-Backed Securities Portfolio	$73	$1,045
PIMCO Developing Local Markets Portfolio*	0	12,550
PIMCO Emerging Markets Portfolio	0	0
PIMCO FX Strategies Portfolio	0	0
PIMCO High Yield Portfolio	30,415	9,487
PIMCO Investment Grade Corporate Portfolio	0	0
PIMCO Long Duration Corporate Portfolio	0	0
PIMCO Low Duration Portfolio	59	27
PIMCO Moderate Duration Fixed Income Portfolio	0	5
PIMCO Mortgage Portfolio	13,179	33,317
PIMCO Municipal Sector Portfolio	0	0
PIMCO Real Return Portfolio	0	0
PIMCO Senior Floating Rate Portfolio	0	0
PIMCO Short-Term Portfolio	1,099	66,013
PIMCO Short-Term Floating NAV Portfolio	0	0
PIMCO Short-Term Floating NAV Portfolio II	0	0
PIMCO U.S. Government Sector Portfolio	7,515	0
PIMCO International Portfolio	0	108
PIMCO Short-Term Floating NAV Portfolio III	0	0

(6)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of March 31, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (7)
PIMCO Asset-Backed Securities Portfolio	$1,119,191	$49,778	$(55,119)	$(5,342)
PIMCO Developing Local Markets Portfolio	202,444	173	(2,092)	(1,918)
PIMCO Emerging Markets Portfolio	1,215,253	43,237	(3,478)	39,759
PIMCO FX Strategies Portfolio	29,243	149	(317)	(168)
PIMCO High Yield Portfolio	816,926	60,976	(25,894)	35,081
PIMCO Investment Grade Corporate Portfolio	3,991,564	408,714	(14,432)	394,282
PIMCO Long Duration Corporate Portfolio	14,627,599	1,224,658	(109,086)	1,115,572
PIMCO Low Duration Portfolio	264,833	1,010	(253)	757
PIMCO Moderate Duration Fixed Income Portfolio	290,953	1,127	(521)	606
PIMCO Mortgage Portfolio	11,276,356	138,467	(134,411)	4,056
PIMCO Municipal Sector Portfolio	320,752	41,883	(782)	41,101
PIMCO Real Return Portfolio	3,543,320	230,243	(2,399)	227,844
PIMCO Senior Floating Rate Portfolio	33,339	192	(11)	181
PIMCO International Portfolio	2,091,184	40,130	(40,371)	(240)

190	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2013

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (7)
PIMCO Short-Term Portfolio	1,131,278	43,069	(38,287)	4,782
PIMCO Short-Term Floating NAV Portfolio	$21,374,200	$5,094	$(2,809)	$2,285
PIMCO Short-Term Floating NAV Portfolio II	4,189,103	1,644	(997)	647
PIMCO U.S. Government Sector Portfolio	3,676,393	115,374	(61,966)	53,407
PIMCO Short-Term Floating NAV Portfolio III	18,704,226	52,173	(60,017)	(7,844)

(7)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2013 and March 31, 2012, respectively, the Portfolio made the following tax basis distributions (amounts in thousands):

	March 31, 2013				March 31, 2012
	Tax-Exempt Income Distributions	Ordinary Income Distributions (8)	Long-Term Capital Gain Distributions	Return of Capital (9)	Tax-Exempt Income Distributions	Ordinary Income Distributions (8)	Long-Term Capital Gain Distributions	Return of Capital (9)
PIMCO Asset-Backed Securities Portfolio	$0	$29,655	$0	$0	$0	$42,748	$6,699	$0
PIMCO Developing Local Markets Portfolio	0	5,254	0	0	0	37,228	0	11,173
PIMCO Emerging Markets Portfolio	0	80,758	0	0	0	92,500	0	0
PIMCO FX Strategies Portfolio	0	50	0	0	0	364	0	18
PIMCO High Yield Portfolio	0	57,964	0	0	0	78,500	0	0
PIMCO Investment Grade Corporate Portfolio	0	214,235	44,577	0	0	253,600	0	0
PIMCO Long Duration Corporate Portfolio	0	893,790	119,132	0	0	663,510	56,528	0
PIMCO Low Duration Portfolio	0	1,350	0	0	0	0	0	0
PIMCO Moderate Duration Fixed Income Portfolio	0	1,200	0	0	0	0	0	0
PIMCO Mortgage Portfolio	0	321,982	0	0	0	342,364	24,697	0
PIMCO Municipal Sector Portfolio	14,395	1,679	5,918	0	20,781	1,469	0	0
PIMCO Real Return Portfolio	0	95,327	34,905	0	0	140,361	33,577	0
PIMCO Senior Floating Rate Portfolio	0	428	6	0	0	200	0	0
PIMCO Short-Term Portfolio	0	38,937	0	0	0	50,102	0	0
PIMCO Short-Term Floating NAV Portfolio	0	76,236	943	0	0	162,105	348	0
PIMCO Short-Term Floating NAV Portfolio II	0	11,256	102	0	0	10,934	40	0
PIMCO U.S. Government Sector Portfolio	0	60,231	0	0	0	40,193	7,816	0
PIMCO International Portfolio	0	292,822	0	0	0	88,191	0	0
PIMCO Short-Term Floating NAV Portfolio III	0	68,775	0	0	0	52	0	0

(8)	Includes short-term capital gains, if any, distributed.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolios’ financial statements.

ANNUAL REPORT	MARCH 31, 2013	191

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of PIMCO Asset-Backed Securities Portfolio, PIMCO Developing Local Markets Portfolio, PIMCO Emerging Markets Portfolio, PIMCO FX Strategy Portfolio, PIMCO High Yield Portfolio, PIMCO Investment Grade Corporate Portfolio, PIMCO Long Duration Corporate Bond Portfolio, PIMCO Low Duration Portfolio, PIMCO Moderate Duration Portfolio, PIMCO Mortgage Portfolio, PIMCO Municipal Sector Portfolio, PIMCO Real Return Portfolio, PIMCO Senior Floating Rate Portfolio, PIMCO Short-Term Portfolio, PIMCO Short-Term Floating NAV Portfolio, PIMCO Short-Term Floating NAV Portfolio II, PIMCO U.S. Government Sector Portfolio, PIMCO International Portfolio and PIMCO Short-Term Floating NAV Portfolio III (nineteen series of PIMCO Funds, hereinafter referred to as the “Portfolios”) at March 31, 2013, the results of each of their operations and the changes in each of their net assets, the cash flows for PIMCO Asset-Backed Securities Portfolio, PIMCO High Yield Portfolio and PIMCO Short-Term Portfolio and the financial highlights of the Portfolios for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements (consolidated financial statements for PIMCO International Portfolio and PIMCO Short-Term Floating NAV Portfolio III) and financial highlights (hereinafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 23, 2013

192	PRIVATE ACCOUNT PORTFOLIO SERIES

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	RBS	RBS Securities, Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	RDR	RBC Dain Rausher, Inc.
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
BSN	Bank of Nova Scotia	JPS	JPMorgan Securities, Inc.	TOR	Toronto Dominion Bank
CBA	Commonwealth Bank of Australia	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
CBK	Citibank N.A.	MSX	Morgan Stanley Capital Group, Inc.	ULW	UBS Ltd.
CFR	Credit Suisse Securities (Europe) Ltd.	MYC	Morgan Stanley Capital Services, Inc.	WNA	Wachovia Bank N.A.
DEU	Deutsche Bank Securities, Inc.	RBC	Royal Bank of Canada	WST	Westpac Banking Corp.
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CAD	Canadian Dollar	MXN	Mexican Peso	SEK	Swedish Krona
CHF	Swiss Franc	MYR	Malaysian Ringgit	SGD	Singapore Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound	PEN	Peruvian New Sol

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	RPI	Retail Price Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	ST	State
AMBAC	American Municipal Bond Assurance Corp.	HUD	U.S. Department of Housing and Urban Development	VA	Department of Veterans Affairs
CM	California Mortgage Insurance	MBIA	Municipal Bond Investors Assurance

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
AID	Agency International Development	CLO	Collateralized Loan Obligation	MBS	Mortgage-Backed Security
ALT	Alternate Loan Trust	CMO	Collateralized Mortgage Obligation	NCUA	National Credit Union Administration
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
BBR	Bank Bill Rate	FDIC	Federal Deposit Insurance Corp.	REIT	Real Estate Investment Trust
BBSW	Bank Bill Swap Reference Rate	FSB	Federal Savings Bank	TIIE	Tasa de Interés Interbancaria de Equilibrio
CBO	Collateralized Bond Obligation	JIBAR	Johannesburg Interbank Agreed Rate	YOY	Year-Over-Year
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company

ANNUAL REPORT	MARCH 31, 2013	193

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2013) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Portfolio’s dividend distribution that qualifies under tax law. The percentage of each Portfolio’s fiscal 2013 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2013 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

For the current year pursuant to IRC Section 852(b)(3)(C)(v), the Fund(s) designates an increase in net capital gain arising from determinations under Section 860(e) relating to prior years.

PIMCO Long Duration Corporate Bond Portfolio	$1,834,968
PIMCO Real Return Portfolio	573,966
PIMCO U.S. Government Sector Portfolio	19,333,943

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2013 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2013 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
PIMCO Asset-Backed Securities Portfolio	0.00%	0.00%	$20,631	$2,695
PIMCO Developing Local Markets Portfolio	0.00%	0.00%	423	0
PIMCO Emerging Markets Portfolio	0.00%	0.00%	23,436	0
PIMCO FX Strategies Portfolio	0.00%	0.00%	12	0
PIMCO High Yield Portfolio	2.67%	2.67%	43,077	0
PIMCO Investment Grade Corporate Portfolio	1.05%	1.05%	187,076	11,491
PIMCO Long Duration Corporate Portfolio	0.06%	0.06%	622,172	0
PIMCO Low Duration Portfolio	0.00%	0.00%	1,350	0
PIMCO Moderate Duration Portfolio	0.00%	0.00%	1,200	0
PIMCO Mortgage Portfolio	0.00%	0.00%	225,200	0
PIMCO Municipal Sector Portfolio	0.00%	0.00%	0	0
PIMCO Real Return Portfolio	0.00%	0.00%	43,281	28,534
PIMCO Senior Floating Rate Portfolio	0.00%	0.00%	0	4
PIMCO Short-Term Portfolio	0.14%	0.14%	29,106	0
PIMCO Short-Term Floating NAV Portfolio	0.00%	0.00%	63,949	12,282
PIMCO Short-Term Floating NAV Portfolio II	0.00%	0.00%	10,960	296
PIMCO U.S. Government Sector Portfolio	0.00%	0.00%	60,231	0
PIMCO International Portfolio	0.00%	0.00%	4,940	0
PIMCO Short-Term Floating NAV Portfolio III	0.00%	0.00%	72,969	0

Exempt Interest Dividends.  For the benefit of shareholders of the Municipal Sector Portfolio, this is to inform you that 99.90% and 94.19% of the dividends paid by the Portfolio during its fiscal years ended March 31, 2012 and March 31, 2011, respectively, qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2014, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2013.

194	PRIVATE ACCOUNT PORTFOLIO SERIES

Management of the Trust

(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Portfolio’s Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (800) 927-4648 or visit our website at http://pvit.pimco-funds.com.

Name, Year of Birth and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (1959) Chairman of the Board and Trustee	08/1997 to Present	Managing Director and member of Executive Committee, PIMCO.	167	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc.; Director, Applied Natural Gas Fuels, Inc. and member of Board of Governors, Investment Company Institute. Board Member and Owner, Harris Holdings, LLC. Formerly, Chairman and Director, PCM Fund, Inc. Formerly, Chairman and Director, PIMCO Strategic Global Government Fund, Inc.

Douglas M. Hodge* (1957) Trustee	02/2010 to Present	Managing Director; Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.	160	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (1940) Trustee	05/2000 to Present	Private Investor; Formerly, President, Houston Zoo.	167	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series). Formerly, Director, PCM Fund, Inc.

Vern O. Curtis (1934) Trustee	08/1997 to Present	Private Investor.	167	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Director, PCM Fund, Inc.

J. Michael Hagan (1939) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily to manufacturing companies).	160	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust. Formerly, Director, PCM Fund, Inc.

Ronald C. Parker (1951) Trustee	07/2009 to Present	Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products)	160	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

William J. Popejoy (1938) Trustee	08/1997 to Present	Private Investor.	160	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Formerly, Director, PCM Fund, Inc.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with PIMCO.

** Trustees serve until their successors are duly elected and qualified

ANNUAL REPORT	MARCH 31, 2013	195

Management of the Trust (Cont.)

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Officers

Brent R. Harris (1959) President	03/2009 to Present	Managing Director and member of Executive Committee, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to Present	Managing Director, PIMCO.

William H. Gross (1944) Senior Vice President	08/1997 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (1958) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Co-Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

Douglas M. Hodge (1957) Senior Vice President	05/2010 to Present	Managing Director; Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.

Kevin M. Broadwater (1964) Vice President - Senior Counsel	05/2012 to Present	Executive Vice President and Attorney, PIMCO.

J. Stephen King (1962) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Associate, Dechert LLP.

Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Willkie Farr & Gallagher LLP.

Eric D. Johnson (1970) Vice President	05/2011 to Present	Senior Vice President, PIMCO.

Henrik P. Larsen (1970) Vice President	02/1999 to Present	Senior Vice President, PIMCO.

Peter G. Strelow (1970) Vice President	05/2008 to Present	Managing Director, PIMCO.

Greggory S. Wolf (1970) Vice President	05/2011 to Present	Senior Vice President, PIMCO.

John P. Hardaway (1957) Treasurer	08/1997 to Present	Executive Vice President, PIMCO.

Stacie D. Anctil (1969) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO.

Trent W. Walker (1974) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO.

196	PRIVATE ACCOUNT PORTFOLIO SERIES

Privacy Policy

(Unaudited)

The Portfolios1,2 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of its current, prospective and former shareholders’ personal information. The Portfolios have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolios and certain service providers to the Portfolios, such as the Portfolios’ investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on the Portfolios’ internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolios do not disclose any personal or account information provided by shareholders or gathered by the Portfolios to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolios. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolios’ distributor may also retain non-affiliated companies to market the Portfolios’ shares or products which use the Portfolios’ shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolios may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Portfolios reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where the Portfolios believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect its rights or property, or upon reasonable request by any investment fund managed by the Adviser in which a shareholder has invested. In addition, the Portfolios may disclose information about a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolios may share shareholder information with its affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolios or their Adviser, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolios may share may include, for example, a shareholder’s participation in the Portfolios or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Portfolios’ experiences or transactions with a shareholder, information captured on the Portfolios’ internet websites, or other data about a shareholder’s accounts, subject to applicable law. The Portfolios’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolios take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolios have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

1 PIMCO Investments LLC (“PI”) serves as the Portfolios’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Portfolio shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Portfolios” shall include PI when acting in this capacity.

2 When distributing this Policy, a Portfolio may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined, policy may be written in the first person (i.e., by using “we” instead of “the Portfolios”).

ANNUAL REPORT	MARCH 31, 2013	197

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PAPS3012AR_033113

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

(a)	The Board of Trustees has determined that J. Michael Hagan, who serves on the Board’s audit committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Hagan is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a) Fiscal Year Ended	Audit Fees
March 31, 2013	$4,908,749
March 31, 2012	$4,267,487

(b) Fiscal Year Ended	Audit-Related Fees(1)
March 31, 2013	$10,750
March 31, 2012	$10,750

(c) Fiscal Year Ended	Tax Fees (2)
March 31, 2013	$—
March 31, 2012	$—

(d) Fiscal Year Ended	All Other Fees (3)
March 31, 2013	$—
March 31, 2012	$—

“Audit Fees” represents fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements for those fiscal years or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1) Includes aggregate fees billed for review of the registrant’s semi-annual reports to shareholders related to fair value securities held by the Trust.

(2) There were no “Tax Fees” for the last two fiscal years.

(3) There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1)	The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2)	With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

f)	Not applicable.

g)

	Aggregate Non- Audit Fees Billed to Entity
Entity	March 31, 2013	March 31, 2012
PIMCO Funds	$10,750	$10,750
Pacific Investment Management Company LLC (“PIMCO”)	$5,216,500	$3,901,726
Allianz Global Investors Fund Management LLC	$566,015	$729,775
Allianz Asset Management of America L.P.	$4,728,145	$3,387,554

Totals	$10,521,410	$8,029,805

h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee is comprised of:

E. Philip Cannon;

Vern O. Curtis;

J. Michael Hagan;

Ronald C. Parker;

William J. Popejoy

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund) is included as part of the annual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its annual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

Schedule of Investments PIMCO Total Return Fund

March 31, 2013

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.6%
Ameristar Casinos, Inc.
2.704% due 04/14/2016		$1,900	$1,908
Aptalis Pharma, Inc.
5.500% due 02/11/2017		9,775	9,873
AWAS Aviation Capital Ltd.
4.750% due 07/16/2018		12,736	12,864
Bausch & Lomb, Inc.
4.750% due 09/30/2015		21,335	21,548
Biomet, Inc.
3.204% due 03/25/2015		9,352	9,426
3.954% - 4.197% due 07/25/2017		30,723	31,076
Charter Communications, Inc.
3.460% due 09/06/2016		895	901
Chrysler Group LLC
6.000% due 05/24/2017		7,123	7,273
Community Health Systems, Inc.
2.454% due 07/25/2014		3,623	3,636
2.704% - 4.750% due 10/25/2016		25,174	25,320
CSC Holdings LLC
0.954% due 03/31/2015		4,483	4,505
0.954% due 12/31/2016		9,875	9,900
1.954% due 03/29/2016		60,097	60,365
DaVita, Inc.
2.710% due 10/20/2015		33,644	33,847
2.710% due 11/01/2017		44,438	44,541
Dell, Inc.
5.000% due 11/06/2013		210,150	209,186
Delos Aircraft, Inc.
4.750% due 04/12/2016		43,500	43,826
Dole Food Co., Inc.
6.000% due 07/08/2018		42,686	42,869
Flextronics International Ltd.
2.454% due 10/01/2014		2,170	2,177
Gresham Capital CLO BV
0.945% - 1.206% due 03/23/2026	GBP	5,634	8,263
HCA, Inc.
2.704% due 05/02/2016		$102,058	102,457
3.454% due 02/02/2016		1,257	1,263
3.454% due 05/01/2018		40,548	40,936
3.534% due 03/31/2017		28,264	28,547
Health Management Associates, Inc.
2.790% due 11/18/2016		17,720	17,789
Hilton Hotels Corp.
3.576% due 11/30/2015		9,925	9,813
Hologic, Inc.
4.500% due 08/01/2019		9,950	10,100
Huntsman International LLC
2.743% due 04/19/2017		7,000	7,060
Kabel Deutschland GmbH
4.119% due 12/31/2016	EUR	11,000	14,232
Las Vegas Sands LLC
1.710% due 05/23/2014		$16,061	16,117
2.710% due 11/23/2015		4,515	4,527
2.710% due 11/23/2016		3,462	3,476
Lombard Street PLC
0.500% - 0.924% due 02/28/2023	EUR	17,445	20,142
0.500% - 0.924% due 02/28/2023		$19,150	17,275
0.500% - 0.924% due 02/28/2023	GBP	23,127	31,594
MGM Resorts International, Inc.
3.284% due 12/20/2017		$2,993	3,004

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Penn National Gaming, Inc.
1.960% due 07/14/2016		$9,868	$9,900
Scientific Games International, Inc.
3.210% due 06/30/2015		9,944	9,981
Sensata Technologies BV
3.750% due 05/12/2018		24,625	24,928
Spectrum Brands, Inc.
4.500% due 12/17/2019		21,945	22,249
Springleaf Financial Funding Co.
5.500% due 05/10/2017		507,950	512,156
U.S. Airways Group, Inc.
2.705% due 03/23/2014		26,220	26,230
Universal Health Services, Inc.
2.030% - 2.040% due 08/15/2016		9,735	9,759
Valeant Pharmaceuticals International, Inc.
2.210% due 04/20/2016		6,866	6,895
3.500% due 12/11/2019		24,938	25,184
Vodafone Americas Finance, Inc.
6.250% due 07/24/2016		150,975	155,882
6.875% due 08/17/2015		153,946	157,795
Warner Chilcott Co. LLC
3.243% due 08/21/2017		16,625	16,801
3.750% due 03/17/2016		3,020	3,056
Yell Group PLC
3.954% due 07/31/2014 ^		25,003	4,559

Total Bank Loan Obligations (Cost $1,898,159)			1,897,011

CORPORATE BONDS & NOTES 17.5%
BANKING & FINANCE 14.7%
21st Century Insurance Group
5.900% due 12/15/2013		160	165
Abbey National Treasury Services PLC
1.881% due 04/25/2014		224,900	227,080
2.110% due 02/16/2016	GBP	200	312
4.000% due 04/27/2016		$575	612
ABN AMRO North American Holding Preferred Capital Repackage Trust
3.388% due 04/29/2013 (g)		15,000	15,000
ACE INA Holdings, Inc.
5.875% due 06/15/2014		3,400	3,614
AIG SunAmerica Global Financing
6.900% due 03/15/2032		19,896	26,669
AIG-FP Matched Funding
7.000% due 05/15/2015	EUR	40,000	54,706
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$174,300	175,004
Ally Financial, Inc.
0.000% due 06/15/2015		9,100	8,531
2.487% due 12/01/2014		46,578	46,664
3.125% due 01/15/2016		67,900	68,800
3.492% due 02/11/2014		512,170	521,640
3.680% due 06/20/2014		301,300	309,773
4.500% due 02/11/2014		439,425	449,861
4.625% due 06/26/2015		307,653	322,067
5.250% due 01/15/2014		61	61
5.500% due 02/15/2017		105,275	114,418
5.700% due 12/15/2013		312	312
5.750% due 01/15/2014		150	150
5.850% due 05/15/2013		60	60
5.850% due 06/15/2013		80	80
5.900% due 12/15/2013		194	194
5.900% due 01/15/2019		491	490
5.900% due 02/15/2019		474	471

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.900% due 10/15/2019	$86	$86
6.000% due 11/15/2013	239	239
6.000% due 12/15/2013	111	111
6.000% due 02/15/2019	5,469	5,422
6.000% due 03/15/2019	15,434	15,435
6.000% due 04/15/2019	3,479	3,481
6.000% due 09/15/2019	569	570
6.050% due 08/15/2019	1,404	1,404
6.050% due 10/15/2019	1,732	1,719
6.100% due 11/15/2013	124	124
6.100% due 09/15/2019	820	830
6.125% due 10/15/2019	306	306
6.150% due 09/15/2013	50	50
6.150% due 11/15/2013	25	25
6.150% due 12/15/2013	35	35
6.150% due 08/15/2019	2,022	2,022
6.150% due 09/15/2019	785	785
6.150% due 10/15/2019	1,736	1,739
6.200% due 11/15/2013	206	207
6.200% due 03/15/2016	135	136
6.200% due 04/15/2019	2,980	2,981
6.250% due 07/15/2013	230	231
6.250% due 10/15/2013	111	112
6.250% due 11/15/2013	170	170
6.250% due 02/15/2016	280	279
6.250% due 12/15/2018	360	360
6.250% due 01/15/2019	554	553
6.250% due 04/15/2019	2,697	2,697
6.250% due 05/15/2019	1,161	1,155
6.250% due 07/15/2019	1,686	1,686
6.300% due 10/15/2013	210	211
6.300% due 11/15/2013	211	211
6.300% due 03/15/2016	1,195	1,196
6.300% due 08/15/2019	542	542
6.350% due 02/15/2016	75	75
6.350% due 04/15/2016	259	259
6.350% due 10/15/2016	60	60
6.350% due 04/15/2019	1,208	1,208
6.350% due 07/15/2019	1,540	1,540
6.375% due 01/15/2014	120	120
6.400% due 03/15/2016	50	50
6.400% due 12/15/2018	136	135
6.400% due 11/15/2019	2,414	2,414
6.500% due 04/15/2013	190	190
6.500% due 05/15/2013	228	229
6.500% due 06/15/2013	20	20
6.500% due 11/15/2013	443	440
6.500% due 02/15/2016	46	46
6.500% due 03/15/2016	167	169
6.500% due 09/15/2016	436	436
6.500% due 10/15/2016	798	795
6.500% due 06/15/2018	2,870	2,871
6.500% due 11/15/2018	25	25
6.500% due 12/15/2018	812	812
6.500% due 05/15/2019	1,397	1,397
6.500% due 01/15/2020	42	42
6.550% due 10/15/2016	450	448
6.550% due 12/15/2019	105	105
6.600% due 08/15/2016	5,162	5,156
6.600% due 05/15/2018	100	100
6.600% due 06/15/2019	346	345
6.650% due 04/15/2016	119	120
6.650% due 06/15/2018	67	67
6.650% due 10/15/2018	562	561
6.700% due 05/15/2014	55	55
6.700% due 08/15/2016	125	125
6.700% due 06/15/2018	2,858	2,862
6.700% due 11/15/2018	154	154
6.700% due 06/15/2019	592	591

See Accompanying Notes	1

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.700% due 12/15/2019	$60	$60
6.750% due 04/15/2013	148	148
6.750% due 06/15/2014	95	95
6.750% due 12/01/2014	329,945	355,516
6.750% due 07/15/2016	236	236
6.750% due 08/15/2016	1,968	1,965
6.750% due 09/15/2016	534	535
6.750% due 11/15/2016	236	236
6.750% due 06/15/2017	23	23
6.750% due 03/15/2018	421	421
6.750% due 07/15/2018	421	421
6.750% due 09/15/2018	286	286
6.750% due 10/15/2018	301	301
6.750% due 11/15/2018	488	487
6.750% due 05/15/2019	2,309	2,300
6.750% due 06/15/2019	751	751
6.800% due 04/15/2013	20	20
6.800% due 09/15/2016	89	89
6.800% due 09/15/2018	310	310
6.800% due 10/15/2018	501	501
6.850% due 04/15/2016	220	223
6.850% due 05/15/2016	60	60
6.850% due 07/15/2016	50	50
6.850% due 05/15/2018	201	200
6.875% due 08/15/2016	1,712	1,718
6.875% due 07/15/2018	135	135
6.900% due 06/15/2017	540	540
6.900% due 07/15/2018	1,022	1,022
6.900% due 08/15/2018	310	310
6.950% due 06/15/2017	138	138
7.000% due 05/15/2016	269	269
7.000% due 08/15/2016	64	64
7.000% due 11/15/2016	427	427
7.000% due 12/15/2016	235	233
7.000% due 02/15/2017	75	75
7.000% due 06/15/2017	743	744
7.000% due 07/15/2017	789	787
7.000% due 02/15/2018	3,283	3,285
7.000% due 03/15/2018	508	509
7.000% due 05/15/2018	316	316
7.000% due 08/15/2018	187	187
7.000% due 09/15/2018	336	336
7.000% due 02/15/2021	191	191
7.000% due 09/15/2021	386	386
7.000% due 11/15/2024	11,604	11,615
7.050% due 03/15/2018	1,281	1,288
7.050% due 04/15/2018	558	559
7.125% due 10/15/2017	2,450	2,445
7.150% due 06/15/2016	297	298
7.150% due 09/15/2018	353	353
7.150% due 03/15/2025	90	90
7.200% due 10/15/2017	736	736
7.250% due 06/15/2016	375	376
7.250% due 09/15/2017	10,108	10,118
7.250% due 01/15/2018	912	917
7.250% due 04/15/2018	4,778	4,774
7.250% due 08/15/2018	5,497	5,462
7.250% due 09/15/2018	261	262
7.250% due 01/15/2025	2,346	2,346
7.250% due 02/15/2025	297	297
7.250% due 03/15/2025	210	210
7.300% due 12/15/2017	102	102
7.300% due 01/15/2018	2,684	2,672
7.350% due 04/15/2018	2,123	2,124
7.375% due 11/15/2016	5,102	5,075
7.375% due 04/15/2018	357	358
7.400% due 12/15/2017	2,217	2,223
7.500% due 12/31/2013	253,572	264,983

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
7.500% due 05/15/2016		$555	$556
7.500% due 11/15/2016		8,653	8,660
7.500% due 08/15/2017		752	762
7.500% due 11/15/2017		1,551	1,548
7.500% due 12/15/2017		2,463	2,467
7.500% due 09/15/2020		242,800	297,127
7.500% due 03/15/2025		50	50
7.550% due 05/15/2016		10	10
7.750% due 10/15/2017		133	134
8.000% due 10/15/2017		167	167
8.000% due 11/15/2017		144	144
8.000% due 12/31/2018		3,500	4,204
8.000% due 11/01/2031		71,770	90,790
8.125% due 11/15/2017		296	295
8.250% due 03/15/2017		40	40
8.300% due 02/12/2015		412,585	459,001
9.000% due 07/15/2015		276	277
9.000% due 07/15/2020		154	154
American Express Bank FSB
5.500% due 04/16/2013		272,040	272,464
6.000% due 09/13/2017		268,210	320,679
American Express Centurion Bank
6.000% due 09/13/2017		235,900	282,048
American Express Co.
4.875% due 07/15/2013		1,400	1,418
7.000% due 03/19/2018		53,314	66,674
7.250% due 05/20/2014		12,500	13,423
American Express Credit Corp.
1.750% due 06/12/2015		4,000	4,089
5.125% due 08/25/2014		38,500	40,915
5.375% due 10/01/2014	GBP	28,800	46,461
5.875% due 05/02/2013		$150,510	151,169
7.300% due 08/20/2013		1,015	1,041
American General Capital
8.500% due 07/01/2030		112,200	149,226
American General Institutional Capital
7.570% due 12/01/2045		38,200	48,514
8.125% due 03/15/2046		90,935	123,899
American Honda Finance Corp.
0.518% due 11/03/2014		4,400	4,407
American International Group, Inc.
0.384% due 07/19/2013	EUR	30,050	38,483
2.375% due 08/24/2015		$32,600	33,461
2.750% due 12/21/2016	CHF	23,820	26,767
2.875% due 04/16/2015		87,690	95,976
3.375% due 06/29/2017		23,320	26,709
3.650% due 01/15/2014		$2,800	2,867
3.750% due 11/30/2013		140,100	142,983
4.250% due 05/15/2013		246,666	247,757
4.375% due 04/26/2016	EUR	14,650	20,303
4.500% due 12/20/2017 (r)	HKD	500,000	70,104
4.900% due 06/02/2014	CAD	81,886	83,160
5.000% due 06/26/2017	EUR	23,250	33,597
5.000% due 04/26/2023	GBP	26,500	44,329
5.050% due 10/01/2015		$201,911	221,390
5.450% due 05/18/2017		304,935	350,099
5.600% due 10/18/2016		123,771	140,778
5.850% due 01/16/2018		309,575	363,319
6.250% due 05/01/2036		236,392	296,618
6.250% due 03/15/2087		140,521	156,344
6.765% due 11/15/2017	GBP	204,606	372,584
6.797% due 11/15/2017	EUR	64,694	100,976
7.980% due 06/15/2017	MXN	587,485	46,536
8.000% due 05/22/2068	EUR	132,900	201,022
8.175% due 05/15/2068		$1,164,536	1,573,579
8.250% due 08/15/2018		917,470	1,191,823
8.590% due 09/15/2016	MXN	95,834	7,895

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
8.625% due 05/22/2068	GBP	151,100	$283,543
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		$243,850	248,175
ASIF
3.000% due 02/17/2017	EUR	6,983	8,836
ASIF Jersey Ltd.
4.750% due 09/11/2013		17,479	22,800
12.218% due 04/09/2018		7,126,000	5,509
12.323% due 04/29/2013		13,798,000	9,240
Australia & New Zealand Banking Group Ltd.
1.143% due 05/08/2013		$1,000	1,000
2.125% due 01/10/2014		116,700	118,259
2.400% due 11/23/2016		64,600	67,922
Banco de Credito e Inversiones
3.000% due 09/13/2017		25,000	25,432
Banco del Estado de Chile
4.125% due 10/07/2020		38,000	41,072
Banco do Brasil S.A.
3.058% due 07/02/2014		4,700	4,746
4.500% due 01/22/2015		25,200	26,334
4.500% due 01/20/2016	EUR	50,000	68,195
5.875% due 01/19/2023		$33,500	36,096
6.000% due 01/22/2020		10,000	11,575
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		5,000	5,150
Banco Santander Brasil S.A.
2.380% due 03/18/2014		490,900	492,248
4.250% due 01/14/2016		243,300	254,857
4.500% due 04/06/2015		44,100	46,085
4.625% due 02/13/2017		137,500	146,094
Banco Santander Chile
1.902% due 01/19/2016		174,300	172,121
Bank of America Corp.
0.565% due 10/14/2016		20,000	19,543
0.620% due 08/15/2016		70,800	68,621
0.888% due 05/23/2017	EUR	5,300	6,463
1.053% due 03/28/2018		2,000	2,398
1.722% due 01/30/2014		$41,200	41,568
1.855% due 07/11/2014		13,200	13,392
3.326% due 02/14/2017	AUD	11,000	10,672
4.750% due 08/15/2013		$500	507
5.000% due 05/13/2021		25	28
6.000% due 09/01/2017		48,975	56,936
7.375% due 05/15/2014		137,775	147,484
7.800% due 09/15/2016		2,000	2,360
Bank of America N.A.
0.560% due 06/15/2016		121,860	118,687
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,900	138,429
Bank of India
4.750% due 09/30/2015		10,550	11,165
Bank of Montreal
1.300% due 10/31/2014		95,000	96,349
1.950% due 01/30/2018		48,200	50,188
Bank of New York Mellon Corp.
4.500% due 04/01/2013		500	500
Bank of Nova Scotia
1.650% due 10/29/2015		154,300	158,582
1.950% due 01/30/2017		79,300	82,597
Bank of Scotland Capital Funding LP
7.754% due 05/31/2021 (g)	GBP	2,954	4,520
Bank of Scotland PLC
5.250% due 02/21/2017		$475	547
7.281% due 05/31/2026 (g)	GBP	1,500	2,256
7.286% due 05/31/2016 (g)		7,200	10,908
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		$2,000	2,109

2	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Bank One Corp.
4.900% due 04/30/2015		$10,000	$10,766
Bankia S.A.
5.000% due 10/30/2014	EUR	20,400	26,976
Barclays Bank PLC
2.375% due 01/13/2014		$7,000	7,095
5.200% due 07/10/2014		15,100	15,923
6.050% due 12/04/2017		25,491	28,541
10.179% due 06/12/2021		496,697	667,980
14.000% due 06/15/2019 (g)	GBP	338,158	694,872
BBVA Bancomer S.A.
4.500% due 03/10/2016		$101,500	108,351
6.500% due 03/10/2021		189,100	215,574
6.750% due 09/30/2022		90,000	103,050
BBVA U.S. Senior S.A.U.
2.415% due 05/16/2014		10,000	10,048
Bear Stearns Cos. LLC
0.679% due 11/21/2016		28,406	28,176
6.400% due 10/02/2017		271,429	324,487
7.250% due 02/01/2018		44,815	55,777
BFC Finance Corp.
7.375% due 12/01/2017		624	699
BNP Paribas S.A.
0.705% due 04/08/2013		22,400	22,401
5.954% due 07/13/2016 (g)	GBP	11,850	17,074
7.195% due 06/25/2037 (g)		$25,500	26,393
BNY Mellon N.A.
4.750% due 12/15/2014		50	54
BPCE S.A.
2.046% due 02/07/2014		76,800	77,661
2.375% due 10/04/2013		59,900	60,521
9.000% due 03/17/2015 (g)	EUR	11,700	15,793
9.250% due 04/22/2015 (g)		8,100	10,798
12.500% due 09/30/2019 (g)		$150	185
BRFkredit A/S
2.050% due 04/15/2013		1,900	1,901
Caixa Economica Federal
2.375% due 11/06/2017		25,000	24,350
Canadian Imperial Bank of Commerce
1.500% due 12/12/2014		65,000	66,204
Capital One Financial Corp.
6.250% due 11/15/2013		193	200
6.750% due 09/15/2017		33,375	40,377
7.375% due 05/23/2014		13,582	14,584
CBA Capital Trust
5.805% due 06/30/2015 (g)		7,500	7,787
Cie de Financement Foncier S.A.
2.125% due 04/22/2013		4,000	4,003
CIT Group, Inc.
4.250% due 08/15/2017		20,600	21,630
4.750% due 02/15/2015		205,700	215,985
5.000% due 05/15/2017		9,200	9,913
5.250% due 04/01/2014		311,372	324,216
6.625% due 04/01/2018		7,900	9,046
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	22,902
CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	11,000
Citigroup Global Markets Holdings, Inc.
0.427% due 05/13/2035	EUR	20,000	16,269
Citigroup, Inc.
0.406% due 03/07/2014		$21,000	20,951
0.432% due 02/09/2016	EUR	33,332	42,214
0.551% due 06/09/2016		$87,900	84,838
0.576% due 11/05/2014		1,265	1,260
0.859% due 05/31/2017	EUR	13,600	16,583
1.480% due 11/30/2017		1,650	2,042

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.755% due 01/13/2014		$425,000	$428,955
1.990% due 05/15/2018		1,250	1,299
2.293% due 08/13/2013		215,480	216,917
4.250% due 02/25/2030	EUR	60,000	72,631
4.750% due 02/10/2019		25,975	33,005
5.000% due 09/15/2014		$86,010	90,345
5.365% due 03/06/2036 (r)	CAD	1,100	1,076
5.500% due 04/11/2013		$778,970	779,883
5.850% due 07/02/2013		77,279	78,280
5.875% due 07/01/2024	GBP	10,150	17,545
6.000% due 12/13/2013		$9,508	9,853
6.010% due 01/15/2015		29,587	32,051
6.375% due 08/12/2014		16,784	17,993
6.393% due 03/06/2023	EUR	70,100	101,234
6.500% due 08/19/2013		$256,804	262,599
Commonwealth Bank of Australia
0.560% due 09/17/2014		3,000	3,013
1.080% due 09/18/2015		22,300	22,559
Corp. Andina de Fomento
8.125% due 06/04/2019		1,740	2,259
Countrywide Financial Corp.
6.250% due 05/15/2016		44,755	49,890
Credit Agricole Home Loan SFH
1.052% due 07/21/2014		12,600	12,633
Credit Agricole S.A.
5.136% due 02/24/2016 (g)	GBP	5,050	7,121
8.375% due 10/13/2019 (g)		$1,600	1,758
Credit Suisse
2.200% due 01/14/2014		141,400	143,316
5.000% due 05/15/2013		231,900	233,258
Credit Suisse USA, Inc.
5.500% due 08/15/2013		275	280
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (g)		10,100	11,429
Danske Bank A/S
1.355% due 04/14/2014		12,600	12,672
Deutsche Bank AG
0.910% due 09/22/2015	EUR	3,200	4,004
4.875% due 05/20/2013		$276,385	277,960
Dexia Credit Local S.A.
0.781% due 04/29/2014		885,740	880,348
2.750% due 01/10/2014		258,970	262,626
2.750% due 04/29/2014		331,150	339,085
DNB Bank ASA
3.200% due 04/03/2017		43,500	46,134
DNB Boligkreditt A/S
2.100% due 10/14/2016		1,050	1,087
2.500% due 10/18/2017	EUR	3,800	5,172
Dragon LLC
1.972% due 03/12/2024		$18,862	19,478
Eksportfinans ASA
0.505% due 04/05/2013		49,990	49,980
0.505% due 10/07/2013		17,750	17,544
0.781% due 03/09/2015		5,000	4,762
0.890% due 06/16/2015	JPY	2,400,000	23,479
1.600% due 03/20/2014		319,000	3,316
1.875% due 04/02/2013		$46,332	46,332
2.000% due 09/15/2015		28,365	27,249
2.375% due 06/26/2013	CHF	1,000	1,057
2.375% due 05/25/2016		$52,300	49,792
2.875% due 11/16/2016	CHF	1,100	1,159
3.000% due 11/17/2014		$50,614	50,381
4.750% due 06/11/2013	EUR	12,600	16,286
5.500% due 05/25/2016		$15,825	16,452
5.500% due 06/26/2017		53,703	55,764
Export-Import Bank of Korea
2.082% due 03/21/2015		184,600	184,491

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.000% due 01/29/2021		$42,300	$45,776
4.125% due 09/09/2015		27,200	29,254
5.125% due 06/29/2020		91,061	105,169
5.750% due 05/22/2013	EUR	1,800	2,328
5.875% due 01/14/2015		$30,960	33,637
8.125% due 01/21/2014		44,200	46,792
Fifth Third Bancorp
6.250% due 05/01/2013		100,180	100,636
FleetBoston Financial Corp.
6.700% due 07/15/2028		1,200	1,407
FNBC Pass-Through Trust
8.080% due 01/05/2018		141	156
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		23,600	24,102
3.875% due 01/15/2015		113,900	118,458
3.984% due 06/15/2016		4,900	5,196
4.207% due 04/15/2016		14,050	14,968
5.000% due 05/15/2018		10,000	11,044
5.625% due 09/15/2015		15,400	16,807
5.875% due 08/02/2021		153,400	175,879
6.625% due 08/15/2017		49,000	57,222
7.000% due 10/01/2013		109,014	112,461
7.000% due 04/15/2015		136,091	150,509
8.000% due 06/01/2014		283,563	305,134
8.000% due 12/15/2016		222,619	267,478
8.125% due 01/15/2020		35,000	44,344
8.700% due 10/01/2014		155,945	173,045
12.000% due 05/15/2015		123,450	150,072
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	21,882	29,087
GE Capital UK Funding
0.657% due 03/20/2017	GBP	79,650	115,937
6.000% due 04/11/2013		84	128
General Electric Capital Corp.
0.280% due 09/20/2013		$24,400	24,388
0.410% due 03/20/2014		200	200
0.410% due 06/20/2014		38,000	37,968
0.420% due 12/20/2013		5,000	5,001
0.450% due 03/20/2017		7,000	6,832
3.800% due 06/18/2019		49,450	53,331
6.375% due 11/15/2067		234,300	248,944
7.500% due 08/21/2035		20,200	28,605
Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		40,440	40,612
Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		22,700	21,906
GMAC International Finance BV
7.500% due 04/21/2015	EUR	90,020	125,918
Goldman Sachs Group, Inc.
0.570% due 05/23/2016		122,200	153,265
0.574% due 01/30/2017		48,100	59,857
0.575% due 05/18/2015		20,240	25,698
0.702% due 07/22/2015		$18,875	18,693
0.727% due 08/12/2015 (r)	EUR	50,000	63,347
0.805% due 01/12/2015		$21,580	21,496
1.296% due 02/07/2014		136,655	137,350
1.301% due 07/29/2013		1,200	1,203
3.300% due 05/03/2015		21,600	22,530
4.750% due 07/15/2013		500	506
4.750% due 01/28/2014	EUR	1,800	2,386
5.950% due 01/18/2018		$68,934	80,490
6.000% due 05/01/2014		3,390	3,574
6.150% due 04/01/2018		48,105	56,772
6.250% due 09/01/2017		111,950	131,681
6.750% due 10/01/2037		186,024	209,404
GSPA Monetization Trust
6.422% due 10/09/2029		21,871	22,956

See Accompanying Notes	3

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
HBOS Capital Funding LP
6.071% due 06/30/2014 (g)		$30,450	$27,367
6.461% due 11/30/2018 (g)	GBP	35,600	50,982
HBOS PLC
0.888% due 03/29/2016	EUR	14,953	18,228
0.984% due 09/30/2016		$3,000	2,846
1.010% due 09/01/2016	EUR	1,231	1,499
6.750% due 05/21/2018		$274,166	306,231
HCP, Inc.
2.700% due 02/01/2014		14,000	14,222
5.650% due 12/15/2013		2,530	2,618
6.000% due 01/30/2017		1,700	1,970
6.300% due 09/15/2016		13,000	15,068
6.700% due 01/30/2018		27,900	33,916
Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	5,485
HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (g)	GBP	15,886	23,830
HSBC Bank PLC
2.000% due 01/19/2014		$148,800	150,304
HSBC Capital Funding LP
4.610% due 06/27/2013 (g)		150	150
10.176% due 06/30/2030 (g)		38,160	53,901
HSBC Finance Corp.
0.439% due 04/05/2013	EUR	71,900	92,166
0.554% due 01/15/2014		$5,000	4,995
0.717% due 06/01/2016		27,000	26,619
HSBC Finance Corp. CPI Linked Bond
3.710% due 01/10/2014		264	268
3.790% due 11/10/2013		229	231
3.840% due 10/10/2013		100	101
3.970% due 11/10/2013		550	558
4.530% due 09/15/2013		1,115	1,131
HSBC Holdings PLC
6.500% due 05/02/2036		86,800	106,916
HSBC USA, Inc.
2.375% due 02/13/2015		75,300	77,513
ILFC E-Capital Trust
4.680% due 12/21/2065		45,708	40,452
6.250% due 12/21/2065		46,420	43,983
Industrial Bank of Korea
1.375% due 10/05/2015		40,000	40,217
ING Bank NV
1.681% due 06/09/2014		204,600	207,024
2.000% due 10/18/2013		91,600	92,256
2.500% due 01/14/2016		92,700	96,741
3.375% due 03/03/2014	EUR	33,880	44,715
3.750% due 03/07/2017		$10,000	10,670
3.900% due 03/19/2014		2,600	2,688
4.000% due 03/15/2016		425	456
International Lease Finance Corp.
4.875% due 04/01/2015		59,200	62,308
5.625% due 09/20/2013		71,718	73,152
5.650% due 06/01/2014		56,750	59,517
5.750% due 05/15/2016		450	488
5.875% due 05/01/2013		72,540	72,932
6.500% due 09/01/2014		310,002	331,702
6.625% due 11/15/2013		171,234	176,799
6.750% due 09/01/2016		168,610	191,372
7.125% due 09/01/2018		26,358	31,102
8.625% due 09/15/2015		105,558	120,468
Intesa Sanpaolo SpA
2.688% due 02/24/2014		366,800	369,004
3.125% due 01/15/2016		56,700	55,468
3.625% due 08/12/2015		6,000	5,999
6.500% due 02/24/2021		39,200	40,477
IPIC GMTN Ltd.
3.125% due 11/15/2015		7,000	7,340

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.750% due 03/01/2017		$10,000	$10,750
4.875% due 05/14/2016	EUR	1,400	1,980
iStar Financial, Inc.
5.950% due 10/15/2013		$10,000	10,213
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		25,000	26,313
6.200% due 04/15/2020		12,100	13,310
JPMorgan Chase & Co.
0.465% due 09/26/2013	EUR	16,475	21,141
1.030% due 05/02/2014		$31,600	31,804
1.034% due 09/30/2013		300	301
3.150% due 07/05/2016		41,791	44,349
3.400% due 06/24/2015		16,700	17,591
4.650% due 06/01/2014		9,800	10,244
4.750% due 03/01/2015		14,000	15,041
6.000% due 01/15/2018		155,580	185,159
6.300% due 04/23/2019		48,960	59,909
7.900% due 04/30/2018 (g)		6,005	6,909
JPMorgan Chase Bank N.A.
0.610% due 06/13/2016		73,765	72,647
0.879% due 05/31/2017	EUR	5,100	6,423
6.000% due 10/01/2017		$318,400	375,586
KeyCorp
6.500% due 05/14/2013		100,000	100,690
KFW
4.125% due 10/15/2014		245	259
Kimco Realty Corp.
5.700% due 05/01/2017		2,000	2,315
Kinder Morgan, Inc.
5.150% due 03/01/2015		1,900	2,023
Korea Development Bank
3.250% due 03/09/2016		9,800	10,393
3.500% due 08/22/2017		14,000	15,074
4.000% due 09/09/2016		20,000	21,837
4.375% due 08/10/2015		8,000	8,599
8.000% due 01/23/2014		41,900	44,328
Korea Exchange Bank
3.125% due 06/26/2017		28,100	29,552
Korea Finance Corp.
2.250% due 08/07/2017		50,000	51,029
3.250% due 09/20/2016		21,600	22,967
Landwirtschaftliche Rentenbank
4.875% due 11/16/2015		175	195
LBG Capital PLC
6.385% due 05/12/2020	EUR	7,249	9,369
6.439% due 05/23/2020		5,800	7,481
7.375% due 03/12/2020		3,415	4,497
7.588% due 05/12/2020	GBP	85,030	133,398
7.625% due 12/09/2019		19,420	30,478
7.625% due 10/14/2020	EUR	16,205	21,614
7.867% due 12/17/2019	GBP	24,967	39,454
7.869% due 08/25/2020		81,692	130,768
7.875% due 11/01/2020		$85,387	93,840
8.000% due 06/15/2020 (g)		65,870	70,743
8.500% due 12/17/2021 (g)		55,300	59,279
8.875% due 02/07/2020	EUR	6,000	8,380
9.125% due 07/15/2020	GBP	12,033	20,057
9.334% due 02/07/2020		42,028	70,820
9.875% due 02/10/2023		4,700	7,784
11.040% due 03/19/2020		22,553	39,823
15.000% due 12/21/2019		14,600	31,945
15.000% due 12/21/2019	EUR	11,700	21,559
LeasePlan Corp. NV
3.250% due 05/22/2014		13,514	17,931
Leveraged Finance Europe Capital BV
0.851% due 11/15/2017		4,986	6,322
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (g)		$1,200,372	1,609,885

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Loews Corp.
5.250% due 03/15/2016		$37,500	$41,778
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		15,107	16,812
Mercantile Bankshares Corp.
4.625% due 04/15/2013		3,390	3,394
Merrill Lynch & Co., Inc.
0.000% due 05/02/2017		395	452
0.486% due 01/31/2014	EUR	62,600	80,149
0.510% due 05/30/2014		85,400	109,133
0.520% due 08/25/2014		2,000	2,553
0.659% due 07/22/2014		52,490	67,181
0.764% due 01/15/2015		$40,900	40,676
0.848% due 05/02/2017		1,100	1,050
4.875% due 05/30/2014	EUR	4,400	5,897
6.050% due 05/16/2016		$400	445
6.150% due 04/25/2013		73,725	73,985
6.400% due 08/28/2017		316,429	371,899
6.500% due 07/15/2018		32,350	38,504
6.875% due 04/25/2018		794,695	960,684
6.875% due 11/15/2018		34,531	42,461
7.750% due 04/30/2018	GBP	3,850	7,302
Metropolitan Life Global Funding
5.125% due 04/10/2013		$42,400	42,440
5.250% due 01/09/2014	GBP	150	236
Monumental Global Funding
5.500% due 04/22/2013		$56,900	57,057
Morgan Stanley
0.605% due 01/09/2014		61,850	61,720
0.753% due 10/18/2016		450	439
0.784% due 10/15/2015		4,600	4,527
1.281% due 04/29/2013		37,200	37,221
1.902% due 01/24/2014		394,900	398,238
2.792% due 05/14/2013		314,050	314,884
4.100% due 01/26/2015		145,000	151,450
5.375% due 11/14/2013	GBP	31,600	49,185
5.375% due 10/15/2015		$26,600	29,068
5.450% due 01/09/2017		200	224
5.950% due 12/28/2017		107,500	124,641
6.000% due 05/13/2014		1,480	1,560
6.000% due 04/28/2015		9,100	9,917
6.250% due 08/28/2017		400	466
Murray Street Investment Trust
4.647% due 03/09/2017		55,300	60,547
National Australia Bank Ltd.
1.251% due 07/25/2014		90,000	90,972
5.350% due 06/12/2013		186,630	188,470
National Bank of Canada
1.500% due 06/26/2015		25,000	25,391
2.200% due 10/19/2016		267,100	280,082
National City Bank
4.625% due 05/01/2013		8,430	8,456
Nationwide Building Society
4.650% due 02/25/2015		78,700	83,373
NCUA Guaranteed Notes
3.000% due 06/12/2019		350	384
New York Life Global Funding
4.650% due 05/09/2013		17,100	17,175
NIBC Bank NV
3.500% due 04/07/2014	EUR	18,140	24,024
Nordea Bank AB
2.125% due 01/14/2014		$70,900	71,738
2.250% due 03/20/2015		13,900	14,297
Nordea Eiendomskreditt A/S
0.725% due 04/07/2015		2,000	2,008
Northern Rock Asset Management PLC
5.625% due 06/22/2017		22,700	26,477

4	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		$91,600	$101,218
Pacific Life Funding LLC
0.664% due 02/05/2021	EUR	4,500	5,051
Pacific Life Global Funding
5.150% due 04/15/2013		$15,700	15,725
Pricoa Global Funding
0.483% due 09/27/2013		2,100	2,101
5.300% due 09/27/2013		21,000	21,486
Principal Life Income Funding Trusts
5.300% due 04/24/2013		155,300	155,746
Prudential Financial, Inc. CPI Linked Bond
3.690% due 06/10/2013		20,000	20,129
Prudential Holdings LLC
1.155% due 12/18/2017		5,980	5,767
8.695% due 12/18/2023		4,205	5,408
Qatari Diar Finance QSC
5.000% due 07/21/2020		7,100	8,130
QBE Capital Funding Ltd.
7.250% due 05/24/2041		350	368
QNB Finance Ltd.
3.125% due 11/16/2015		7,800	8,077
3.375% due 02/22/2017		20,000	20,955
Rabobank Group
4.750% due 01/15/2020		2,200	2,487
6.875% due 03/19/2020	EUR	16,800	24,238
11.000% due 06/30/2019 (g)		$242,855	326,841
RCI Banque S.A.
2.175% due 04/11/2014		7,800	7,800
Regions Financial Corp.
5.750% due 06/15/2015		200	217
7.750% due 11/10/2014		60,470	66,693
Royal Bank of Canada
3.770% due 03/30/2018	CAD	6,300	6,711
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		$225	231
5.000% due 11/12/2013		30,024	30,700
5.000% due 10/01/2014		3,046	3,139
6.990% due 10/05/2017 (g)		500	483
7.640% due 09/29/2017 (g)		26,800	24,120
7.648% due 09/30/2031 (g)		51,390	53,960
Royal Bank of Scotland NV
0.981% due 03/09/2015		56,301	53,813
1.711% due 10/26/2015	EUR	5,000	5,961
Royal Bank of Scotland PLC
2.003% due 03/30/2015	CAD	35,000	30,438
3.600% due 05/26/2017	EUR	500	675
3.858% due 10/27/2014	AUD	5,000	5,081
6.200% due 03/22/2022 (g)	GBP	15,000	17,627
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$40,000	43,900
7.175% due 05/16/2013		1,300	1,312
SAFG Retirement Services, Inc.
8.125% due 04/28/2023		3,225	4,140
Santander Holdings USA, Inc.
3.000% due 09/24/2015		225	231
Santander Issuances S.A.U.
1.609% due 10/24/2017	EUR	1,100	1,246
5.911% due 06/20/2016		$21,440	22,596
7.300% due 07/27/2019	GBP	3,800	5,962
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		$79,100	79,639
3.724% due 01/20/2015		17,500	17,698
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		18,200	19,474
Scotland International Finance BV

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.250% due 05/23/2013		$9,382	$9,424
Shinhan Bank
4.125% due 10/04/2016		25,000	27,262
SLM Corp.
0.533% due 06/17/2013	EUR	15,500	19,918
0.601% due 01/27/2014		$112,218	111,290
3.875% due 09/10/2015		17,000	17,712
4.800% due 02/13/2014 (r)	HKD	74,000	9,675
5.000% due 10/01/2013		$129,311	131,897
5.000% due 04/15/2015		35,158	37,267
5.050% due 11/14/2014		75,651	80,137
5.140% due 06/15/2016		80,000	83,654
5.375% due 05/15/2014		88,562	92,682
6.200% due 06/15/2024		10	10
6.250% due 01/25/2016		106,175	116,534
8.000% due 03/25/2020		38,550	44,863
8.450% due 06/15/2018		204,485	243,337
8.780% due 09/15/2016	MXN	150,000	12,050
SLM Corp. CPI Linked Bond
3.866% due 11/21/2013		$3,670	3,746
3.891% due 09/15/2015		10,000	10,244
4.098% due 01/31/2014		13,400	13,461
4.128% due 01/01/2014		7,701	7,867
4.278% due 11/01/2013		36,546	37,297
Societe Generale S.A.
9.375% due 09/04/2019 (g)	EUR	18,700	27,327
Sovereign Bank
8.750% due 05/30/2018		$10,000	12,142
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		32,000	32,155
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	87,400	112,034
5.400% due 12/01/2015		$40,159	41,464
5.850% due 06/01/2013 (j)		44,117	44,475
6.500% due 09/15/2017		16,000	16,000
6.900% due 12/15/2017		176,100	178,521
SSIF Nevada LP
1.005% due 04/14/2014		27,500	27,671
Standard Chartered PLC
5.500% due 11/18/2014		225	241
State Bank of India
4.500% due 10/23/2014		600	624
4.500% due 07/27/2015		194,900	205,440
Stone Street Trust
5.902% due 12/15/2015		5,200	5,655
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		51,300	51,751
SunAmerica Financial Group, Inc.
6.625% due 02/15/2029		56,950	69,618
7.500% due 07/15/2025		16,945	21,520
Svensk Exportkredit AB
5.125% due 03/01/2017		75	87
Tagua Leasing LLC
1.900% due 07/12/2024		30,614	31,181
Temasek Financial Ltd.
2.375% due 01/23/2023		20,000	19,375
4.300% due 10/25/2019		159,100	181,723
Toll Road Investors Partnership LP
0.000% due 02/15/2045		660	116
Toyota Motor Credit Corp. CPI Linked Bond
2.540% due 09/10/2013		2,600	2,610
Turkiye Garanti Bankasi A/S
2.802% due 04/20/2016		89,000	89,000
UBS AG
1.301% due 01/28/2014		38,581	38,783
2.250% due 08/12/2013		21,034	21,148
5.750% due 04/25/2018		36,493	43,300

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.875% due 12/20/2017		$74,102	$88,020
UFJ Finance Aruba AEC
6.750% due 07/15/2013		3,700	3,767
Union Bank N.A.
2.125% due 06/16/2017		575	593
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		74,350	80,105
5.450% due 11/22/2017		81,000	88,112
6.902% due 07/09/2020		51,400	59,945
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		5,800	6,409
Wachovia Bank N.A.
0.678% due 11/03/2014		88,312	88,404
3.358% due 05/25/2017	AUD	1,100	1,075
6.000% due 11/15/2017		$600	717
Wachovia Capital Trust
5.570% due 05/02/2013 (g)		121,615	122,193
Wachovia Corp.
0.489% due 08/01/2013		15,650	15,664
4.875% due 02/15/2014		21,280	22,057
5.250% due 08/01/2014		2,900	3,069
5.500% due 05/01/2013		197,704	198,543
5.625% due 10/15/2016		16,000	18,277
WEA Finance LLC
6.750% due 09/02/2019		5	6
Wells Fargo & Co.
1.500% due 07/01/2015		21,380	21,745
3.120% due 05/15/2013	AUD	34,500	35,897
7.980% due 03/15/2018 (g)		$225,159	260,199
Wells Fargo Bank N.A.
0.500% due 05/16/2016		1,500	1,477
Westpac Banking Corp.
2.450% due 11/28/2016		100,000	105,343
3.585% due 08/14/2014		17,700	18,436
XL Group PLC
5.250% due 09/15/2014		5,500	5,805
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (g)	EUR	19,000	27,290

			42,572,841

INDUSTRIALS 1.9%
ABB Finance USA, Inc.
1.625% due 05/08/2017		$10	10
AbbVie, Inc.
1.056% due 11/06/2015		12,400	12,587
Aetna, Inc.
6.000% due 06/15/2016		15,000	17,291
Altria Group, Inc.
8.500% due 11/10/2013		24,805	25,993
9.250% due 08/06/2019		30,793	42,999
9.700% due 11/10/2018		30,056	41,895
America West Airlines Pass-Through Trust
6.870% due 07/02/2018		976	1,020
American Airlines Pass-Through Trust
10.375% due 01/02/2021		11,137	11,639
Amgen, Inc.
1.875% due 11/15/2014		56,000	57,128
5.700% due 02/01/2019		23,126	27,782
Anheuser-Busch InBev Worldwide, Inc.
0.851% due 01/27/2014		87,600	87,885
Apache Corp.
6.000% due 09/15/2013		30	31
Arrow Electronics, Inc.
6.000% due 04/01/2020		15,000	16,839
AutoZone, Inc.
5.500% due 11/15/2015		10,050	11,223

See Accompanying Notes	5

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.500% due 01/15/2014	$40,000	$41,786
7.125% due 08/01/2018	6,400	8,027
Avnet, Inc.
6.625% due 09/15/2016	1,550	1,764
Beam, Inc.
5.375% due 01/15/2016	6,093	6,768
Berry Petroleum Co.
10.250% due 06/01/2014	310	339
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	220	220
Boston Scientific Corp.
5.125% due 01/12/2017	21,805	24,295
5.450% due 06/15/2014	2,000	2,105
6.400% due 06/15/2016	2,000	2,286
Braskem Finance Ltd.
5.750% due 04/15/2021	74,600	78,591
7.250% due 06/05/2018	9,500	11,001
Cardinal Health, Inc.
5.800% due 10/15/2016	23,000	26,540
6.000% due 06/15/2017	35,000	40,889
Case New Holland, Inc.
7.750% due 09/01/2013	1,706	1,751
Caterpillar, Inc.
0.459% due 05/21/2013	48,800	48,828
Cenovus Energy, Inc.
4.500% due 09/15/2014	2,300	2,423
Centex Corp.
5.250% due 06/15/2015	4,500	4,849
5.700% due 05/15/2014	45,700	47,928
Cie Generale de Geophysique - Veritas
7.750% due 05/15/2017	2,000	2,070
CITIC Resources Finance Ltd.
6.750% due 05/15/2014	17,900	18,750
CityCenter Holdings LLC
7.625% due 01/15/2016	19,900	21,467
Comcast Cable Communications LLC
7.125% due 06/15/2013	400	406
Con-way, Inc.
7.250% due 01/15/2018	22,400	26,425
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019	4,878	5,201
7.707% due 10/02/2022	2,434	2,738
9.000% due 01/08/2018	11,414	13,198
Continental Airlines, Inc.
6.750% due 09/15/2015	35,200	37,048
6.920% due 04/02/2013 (r)	26	26
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020	11,000	9,625
Coventry Health Care, Inc.
6.125% due 01/15/2015	7,500	8,112
COX Communications, Inc.
4.625% due 06/01/2013	6,000	6,041
CRH America, Inc.
8.125% due 07/15/2018	10,000	12,447
CSN Islands Corp.
6.875% due 09/21/2019	5,000	5,575
6.875% due 09/21/2019 (j)	20,800	23,192
CSN Resources S.A.
6.500% due 07/21/2020	28,700	30,838
CSX Corp.
5.600% due 05/01/2017	21,200	24,699
CVS Pass-Through Trust
6.036% due 12/10/2028	25	29
D.R. Horton, Inc.
5.250% due 02/15/2015	10,000	10,600

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.625% due 09/15/2014		$3,000	$3,169
6.125% due 01/15/2014		5,000	5,188
Daimler Finance North America LLC
1.480% due 09/13/2013		87,700	88,052
6.500% due 11/15/2013		37,700	39,098
Dell, Inc.
4.700% due 04/15/2013		116,200	116,340
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		17,700	20,178
7.750% due 06/17/2021		3,845	4,442
Deluxe Corp.
5.125% due 10/01/2014		6,200	6,417
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		5,537	4,790
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		10,500	10,648
6.500% due 04/08/2022	GBP	1,900	3,675
DISH DBS Corp.
6.625% due 10/01/2014		$25,100	26,763
7.000% due 10/01/2013		24,450	25,138
7.125% due 02/01/2016		26,550	29,636
7.750% due 05/31/2015		17,950	20,014
Dolphin Energy Ltd.
5.500% due 12/15/2021		16,000	18,540
Domtar Corp.
9.500% due 08/01/2016		30,670	36,586
Dow Chemical Co.
6.850% due 08/15/2013		500	511
Eaton Vance Corp.
6.500% due 10/02/2017		21,100	25,376
El Paso Natural Gas Co. LLC
5.950% due 04/15/2017		3,295	3,842
Emerson Electric Co.
4.500% due 05/01/2013		95	95
Energy Transfer Partners LP
6.000% due 07/01/2013		1,435	1,452
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		13,900	16,201
ERAC USA Finance LLC
6.375% due 10/15/2017		1,900	2,289
Express Scripts Holding Co.
3.125% due 05/15/2016		350	370
FMC Corp.
5.200% due 12/15/2019		15,000	17,363
Foster’s Finance Corp.
4.875% due 10/01/2014		6,300	6,688
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015		1,600	1,840
Gap, Inc.
5.950% due 04/12/2021		25,272	28,953
General Mills, Inc.
5.250% due 08/15/2013		15,000	15,268
General Motors Co.
8.375% due 07/05/2033		20,000	0
Georgia-Pacific LLC
7.700% due 06/15/2015		1,150	1,311
Gerdau Holdings, Inc.
7.000% due 01/20/2020		133,400	152,677
Gerdau Trade, Inc.
5.750% due 01/30/2021		76,100	81,617
Hanson Ltd.
6.125% due 08/15/2016		73,000	80,932
HCA, Inc.
5.750% due 03/15/2014		19,400	20,152
6.375% due 01/15/2015		34,089	36,603
6.750% due 07/15/2013		25,200	25,625

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
7.250% due 09/15/2020		$7,403	$8,208
7.875% due 02/15/2020		53,239	58,962
8.500% due 04/15/2019		120,775	133,607
9.000% due 12/15/2014		11,552	12,852
Heathrow Funding Ltd.
2.500% due 06/25/2017		22,000	22,665
Hewlett-Packard Co.
0.568% due 05/24/2013		75,300	75,298
Hidden Ridge Facility Trustee
5.750% due 01/01/2021		8,826	9,577
Host Hotels & Resorts LP
9.000% due 05/15/2017		8,000	8,450
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		8,000	8,647
5.750% due 09/11/2019		7,000	8,337
7.625% due 04/09/2019		11,100	14,290
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		5,000	5,251
Indosat Palapa Co. BV
7.375% due 07/29/2020		15,000	16,763
InterGen NV
9.000% due 06/30/2017		1,062	1,049
Jones Group, Inc.
5.125% due 11/15/2014		44,170	46,489
KB Home
5.750% due 02/01/2014		10,000	10,350
6.250% due 06/15/2015		17,355	18,700
KeySpan Corp.
4.650% due 04/01/2013		6,900	6,900
Kimberly-Clark Corp.
5.000% due 08/15/2013		20	20
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		210	217
Kraft Foods Group, Inc.
6.125% due 08/23/2018		111,845	136,259
Kroger Co.
5.000% due 04/15/2013		500	501
Lennar Corp.
5.500% due 09/01/2014		29,500	31,049
5.600% due 05/31/2015		44,986	48,135
6.500% due 04/15/2016		4,000	4,445
Limited Brands, Inc.
5.250% due 11/01/2014		4,496	4,766
Lockheed Martin Corp.
7.650% due 05/01/2016		4,600	5,521
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015		24,252	27,994
Manpower, Inc.
4.750% due 06/14/2013	EUR	45,500	58,744
Marks & Spencer PLC
6.250% due 12/01/2017		$2,200	2,482
Masco Corp.
4.800% due 06/15/2015		9,000	9,482
5.850% due 03/15/2017		12,020	13,301
6.125% due 10/03/2016		15,200	16,989
7.125% due 08/15/2013		10,000	10,203
Maytag Corp.
5.000% due 05/15/2015		10,000	10,571
MDC Holdings, Inc.
5.375% due 12/15/2014		12,000	12,876
MeadWestvaco Corp.
7.375% due 09/01/2019		5,000	6,097
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040		10,000	8,831
MGM Resorts International
6.750% due 04/01/2013		5,000	5,000
Midcontinent Express Pipeline LLC

6	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.450% due 09/15/2014		$4,800	$4,995
Mondelez International, Inc.
2.625% due 05/08/2013		15,290	15,320
6.125% due 02/01/2018		39,245	47,139
Nabors Industries, Inc.
6.150% due 02/15/2018		9,300	10,590
New York Times Co.
5.000% due 03/15/2015		26,930	28,377
Noble Group Ltd.
4.875% due 08/05/2015		40,400	42,622
6.750% due 01/29/2020		68,400	76,949
8.500% due 05/30/2013		9,000	9,101
Nordstrom, Inc.
6.750% due 06/01/2014		2,400	2,569
Northwest Airlines Pass-Through Trust
1.039% due 11/20/2015		1,289	1,276
7.041% due 10/01/2023		10,730	11,937
7.150% due 04/01/2021		1,317	1,426
NXP BV
2.945% due 10/15/2013	EUR	3,544	4,566
Office Depot, Inc.
6.250% due 08/15/2013		$22,175	22,591
PACCAR, Inc.
6.875% due 02/15/2014		3,600	3,798
Pactiv LLC
8.125% due 06/15/2017		9,800	10,339
Pearson Dollar Finance PLC
5.500% due 05/06/2013		28,567	28,684
5.700% due 06/01/2014		5,000	5,205
6.250% due 05/06/2018		28,000	33,703
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	10,600	15,718
5.750% due 03/01/2018		$3,200	3,692
6.250% due 08/05/2013	EUR	1,200	1,570
7.500% due 12/18/2013	GBP	2,260	3,599
Petrobras International Finance Co.
3.875% due 01/27/2016		$190,000	199,798
5.375% due 01/27/2021		6,400	6,942
5.750% due 01/20/2020		58,800	65,088
5.875% due 03/01/2018		49,400	55,738
7.875% due 03/15/2019		97,120	118,704
8.375% due 12/10/2018		5,025	6,307
Philip Morris International, Inc.
4.875% due 05/16/2013		51,540	51,828
Pioneer Natural Resources Co.
5.875% due 07/15/2016		27,835	31,505
PPG Industries, Inc.
6.650% due 03/15/2018		11,300	13,963
Pride International, Inc.
6.875% due 08/15/2020		18,500	23,241
PulteGroup, Inc.
5.200% due 02/15/2015		9,200	9,741
5.250% due 01/15/2014		50,400	51,912
Quest Diagnostics, Inc.
5.450% due 11/01/2015		1,900	2,096
Rexam PLC
6.750% due 06/01/2013		16,500	16,809
Reynolds Group Issuer, Inc.
9.000% due 04/15/2019		1,500	1,594
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		7,836	8,483
Rohm & Haas Co.
6.000% due 09/15/2017		155,299	182,634
RPM International, Inc.
6.500% due 02/15/2018		26,800	31,454
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		20,610	22,723

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Ryland Group, Inc.
5.375% due 01/15/2015	$21,900	$23,269
SABMiller PLC
5.500% due 08/15/2013	38,300	38,999
6.500% due 07/01/2016	1,900	2,204
Sanofi
0.594% due 03/28/2014	70,000	70,204
SBA Tower Trust
5.101% due 04/15/2042	2,200	2,489
SCA Finans AB
4.500% due 07/15/2015	5,250	5,601
Snap-On, Inc.
6.125% due 09/01/2021	8,000	9,896
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	5,000	5,855
Southwest Airlines Co.
5.125% due 03/01/2017	4,500	4,952
Spectra Energy Capital LLC
5.500% due 03/01/2014	23,850	24,848
STATS ChipPAC Ltd.
4.500% due 03/20/2018	10,633	10,686
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021	17,200	19,055
Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	12,664
Telefonica Emisiones S.A.U.
6.221% due 07/03/2017	10,200	11,442
6.421% due 06/20/2016	5,196	5,776
Temple-Inland, Inc.
6.625% due 01/15/2018	15,430	18,575
Tenet Healthcare Corp.
8.875% due 07/01/2019	15,525	17,504
Teva Pharmaceutical Finance Co. BV
1.193% due 11/08/2013	217,000	218,135
Time Warner Cable, Inc.
6.200% due 07/01/2013	25,553	25,895
Time Warner, Inc.
5.875% due 11/15/2016	4,135	4,813
Toll Brothers Finance Corp.
5.150% due 05/15/2015	10,000	10,612
5.950% due 09/15/2013	10,000	10,192
8.910% due 10/15/2017	32,000	39,531
Transocean, Inc.
4.950% due 11/15/2015	224,000	242,515
Tyco Electronics Group S.A.
6.550% due 10/01/2017	9,800	11,736
Tyson Foods, Inc.
6.600% due 04/01/2016	18,908	21,755
UAL Equipment Trust AB
10.850% due 02/19/2015	1,545	633
UAL Pass-Through Trust
9.200% due 03/29/2049 ^	1,294	712
10.020% due 03/22/2014 ^	4,959	2,566
10.125% due 03/22/2015 ^	6,888	4,253
10.400% due 05/01/2018	34,744	39,956
United Technologies Corp.
0.557% due 12/02/2013	9,400	9,421
UnitedHealth Group, Inc.
4.875% due 04/01/2013	175	175
Universal Corp.
6.250% due 12/01/2014	33,000	35,476
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016	$10,100	$6,515
9.500% due 01/21/2020	16,900	10,478

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
UST LLC
5.750% due 03/01/2018	52,665	61,939
Vale Overseas Ltd.
5.625% due 09/15/2019	10,000	11,332
6.250% due 01/23/2017	27,795	31,862
Verizon Wireless Capital LLC
5.550% due 02/01/2014	1,262	1,312
8.500% due 11/15/2018	340	453
Videotron Ltd
9.125% due 04/15/2018	1,850	1,948
Vivendi S.A.
2.400% due 04/10/2015	64,000	65,359
6.625% due 04/04/2018	181,500	212,568
Volkswagen International Finance NV
0.889% due 11/20/2014	50,000	50,217
1.032% due 03/21/2014	20,200	20,307
Wal-Mart Stores, Inc.
4.550% due 05/01/2013	100	100
Waste Management, Inc.
5.000% due 03/15/2014	7,650	7,964
Wesfarmers Ltd.
6.998% due 04/10/2013	48,200	48,252
Whirlpool Corp.
6.500% due 06/15/2016	5,000	5,723
WM Wrigley Jr. Co.
3.050% due 06/28/2013	6,250	6,279
WPP Finance UK
5.875% due 06/15/2014	2,400	2,536
Wynn Las Vegas LLC
7.750% due 08/15/2020	4,000	4,505
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	1,265	1,442

		5,620,728

UTILITIES 0.9%
AES Corp.
7.750% due 03/01/2014	12,515	13,219
8.000% due 10/15/2017	4,500	5,316
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	16,900	17,603
7.700% due 08/07/2013	25,400	25,975
8.700% due 08/07/2018	110,400	141,202
Ameren Corp.
8.875% due 05/15/2014	25,500	27,541
Appalachian Power Co.
4.950% due 02/01/2015	25	27
Arizona Public Service Co.
5.800% due 06/30/2014	125	133
AT&T, Inc.
5.100% due 09/15/2014	1,510	1,606
Baltimore Gas & Electric Co.
6.125% due 07/01/2013	30	30
BellSouth Corp.
4.020% due 04/26/2021	387,910	388,733
5.200% due 09/15/2014	27,800	29,622
6.550% due 06/15/2034	17,000	20,185
British Telecommunications PLC
2.000% due 06/22/2015	21,000	21,497
Bruce Mansfield Unit
6.850% due 06/01/2034	10,082	10,928
Calpine Construction Finance Co. LP
8.000% due 06/01/2016	13,000	13,699
Carolina Power & Light Co.
5.125% due 09/15/2013	50	51

See Accompanying Notes	7

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$35,700	$40,876
7.750% due 11/30/2015		1,300	1,485
CenturyLink, Inc.
7.600% due 09/15/2039		20,600	20,062
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		9,000	10,209
Constellation Energy Group, Inc.
4.550% due 06/15/2015		3,000	3,226
Dominion Resources, Inc.
5.200% due 01/15/2016		15,300	16,972
Duke Energy Carolinas LLC
5.750% due 11/15/2013		300	310
Duke Energy Corp.
1.625% due 08/15/2017		47,500	47,991
Electricite de France S.A.
5.500% due 01/26/2014		151,600	157,489
6.500% due 01/26/2019		39,240	47,992
Florida Power Corp.
5.650% due 06/15/2018		20	24
France Telecom S.A.
4.375% due 07/08/2014		6,400	6,681
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		7,200	7,721
5.092% due 11/29/2015		97,700	104,444
5.875% due 06/01/2015	EUR	20,000	27,934
6.212% due 11/22/2016		$44,800	50,010
7.343% due 04/11/2013		52,900	53,040
7.510% due 07/31/2013		35,000	35,808
8.125% due 07/31/2014		5,000	5,425
8.146% due 04/11/2018		174,050	211,253
9.250% due 04/23/2019		12,300	15,928
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		87,500	94,860
10.500% due 03/25/2014		55,100	59,973
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		710	776
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		27,000	27,815
Korea Electric Power Corp.
3.000% due 10/05/2015		5,200	5,427
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		2,500	2,614
6.250% due 06/17/2014		5,700	6,058
Majapahit Holding BV
7.250% due 06/28/2017		9,100	10,602
7.750% due 01/20/2020		10,000	12,300
8.000% due 08/07/2019		4,600	5,693
Midwest Generation LLC
8.560% due 01/02/2016 ^		85	83
Monongahela Power Co., Inc.
7.950% due 12/15/2013		13,000	13,633
NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013		1,965	1,984
7.875% due 12/15/2015		8,000	9,421
Northwestern Bell Telephone
7.750% due 05/01/2030		19,625	21,336
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		69,300	74,515
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		72,105	79,676
Peco Energy Co.
5.600% due 10/15/2013		8,500	8,732
Petroleos Mexicanos
8.000% due 05/03/2019		37,623	48,346
Plains All American Pipeline LP
5.625% due 12/15/2013		10,000	10,363

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
PPL Capital Funding, Inc.
6.700% due 03/30/2067		$2,008	$2,135
PPL Energy Supply LLC
6.300% due 07/15/2013		10,000	10,158
Public Service Electric & Gas Co.
5.000% due 08/15/2014		4,000	4,244
6.330% due 11/01/2013		25	26
Qtel International Finance Ltd.
3.375% due 10/14/2016		16,100	17,002
4.750% due 02/16/2021		600	671
Qwest Corp.
3.530% due 06/15/2013		110,770	111,163
7.200% due 11/10/2026		1,000	1,011
7.500% due 10/01/2014		1,700	1,854
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		54,031	60,379
5.500% due 09/30/2014		2,000	2,132
5.832% due 09/30/2016		8,856	9,555
5.838% due 09/30/2027		2,400	2,868
6.750% due 09/30/2019		11,400	14,250
Red Oak Power LLC
8.540% due 11/30/2019		5,674	6,100
Sempra Energy
9.800% due 02/15/2019		5,000	7,040
Tenaska Alabama Partners LP
7.000% due 06/30/2021		69	74
TNK-BP Finance S.A.
6.625% due 03/20/2017		34,000	38,590
7.250% due 02/02/2020		5,300	6,380
7.500% due 07/18/2016		64,200	73,881
7.875% due 03/13/2018		11,600	13,977
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	107,000	1,136
1.415% due 12/24/2013		270,000	2,852
1.500% due 05/30/2014		293,000	3,085
1.850% due 07/28/2014		223,000	2,355
4.100% due 05/29/2015		184,000	2,028
4.500% due 03/24/2014	EUR	45,950	60,226
4.750% due 02/28/2014	JPY	100,000	1,086
5.050% due 11/28/2014		50,000	554
Union Electric Co.
6.700% due 02/01/2019		$20	25
Verizon Communications, Inc.
5.250% due 04/15/2013		18,310	18,340
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		5,000	5,959
Wisconsin Energy Corp.
6.250% due 05/15/2067		15,000	16,297

			2,573,887

Total Corporate Bonds & Notes (Cost $46,001,074)			50,767,456

MUNICIPAL BONDS & NOTES 4.9%

ALABAMA 0.1%
Alabama Public School & College Authority Revenue Bonds, Series 2010
5.150% due 09/01/2027		100,000	119,311

ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035		10,000	11,981

CALIFORNIA 2.0%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029		120	134

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	$61,700	$78,606
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	100,985	137,978
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	108,600	153,465
6.918% due 04/01/2040	60,000	81,896
7.043% due 04/01/2050	172,220	247,427
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.006% due 04/01/2045	25,000	25,252
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2024	11,260	13,616
Bell Public Financing Authority, California Revenue Bonds, (AMBAC Insured), Series 2005
5.480% due 08/01/2019	525	453
Burbank, California Electric Revenue Bonds, (BABs), Series 2010
6.323% due 06/01/2040	25,000	30,030
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	3,067
6.000% due 06/01/2035	10,000	10,004
6.125% due 06/01/2038	2,000	2,000
6.125% due 06/01/2043	2,000	2,000
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
5.450% due 06/01/2028	15,000	14,922
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	46,645	51,135
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	69,200	83,875
California Infrastructure & Economic Development Bank Revenue Notes, Series 2008
4.000% due 10/01/2014	85	90
4.000% due 10/01/2017	100	113
California State Department of Water Resources Revenue Notes, Series 2012
1.291% due 12/01/2017	17,000	17,318
1.671% due 12/01/2018	20,000	20,592
1.871% due 12/01/2019	5,000	5,114
2.237% due 12/01/2020	22,355	23,051
2.437% due 12/01/2021	13,155	13,536
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	100,200	139,086
7.350% due 11/01/2039	137,640	192,217
7.500% due 04/01/2034	125,782	175,194
7.550% due 04/01/2039	163,602	236,351
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	332,640	486,982
7.625% due 03/01/2040	12,000	17,366
7.700% due 11/01/2030	18,250	23,007
7.950% due 03/01/2036	75,900	95,041
California State General Obligation Bonds, Series 1996
5.250% due 06/01/2015	20	20
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	400	442
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	75,050	75,050

8	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
California State General Obligation Bonds, Series 2012
5.000% due 09/01/2024	$28,070	$33,687
5.000% due 09/01/2026	14,170	16,277
5.000% due 09/01/2030	12,300	13,840
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	150	164
5.950% due 04/01/2016	3,200	3,675
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.625% due 03/01/2016	110	110
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	63,220	74,086
8.000% due 03/01/2035	7,070	7,818
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 11/01/2024	2,000	2,340
5.000% due 11/01/2026	7,000	7,952
5.000% due 11/01/2027	5,000	5,645
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	15,700	18,660
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2024	4,180	5,049
5.000% due 11/01/2026	11,000	13,041
5.000% due 11/01/2027	24,935	29,286
5.000% due 11/01/2037	6,000	6,800
California Statewide Communities Development Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 08/15/2038	10,000	10,924
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	36,685	49,822
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	20,001
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	6,710	8,124
Contra Costa Community College District, California General Obligation Bonds, (BABs), Series 2010
6.504% due 08/01/2034	35,000	44,266
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200	21,199
5.000% due 06/01/2038	45,000	46,974
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2005
5.000% due 06/01/2045	63,000	65,736
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	37,000	32,705
5.750% due 06/01/2047	67,100	64,481
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	16,200	21,639
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	400	411
4.931% due 09/01/2016	500	521
5.395% due 09/01/2017	1,000	1,059
5.845% due 09/01/2018	750	809
6.328% due 09/01/2019	500	545
6.578% due 09/01/2020	1,000	1,099
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	11,900	14,999
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.600% due 08/01/2042	$37,075	$50,795
6.750% due 08/01/2049	131,755	185,991
Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	12,625	17,447
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	69,200	85,751
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	98,565	128,146
7.618% due 08/01/2040	60,600	81,288
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	26,675	34,432
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	58,000	73,771
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	44,590	52,102
6.574% due 07/01/2045	2,440	3,449
6.603% due 07/01/2050	103,220	149,658
7.000% due 07/01/2041	1,500	1,818
7.003% due 07/01/2041	6,665	7,785
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	50,100	61,287
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	5,250	6,019
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	200	224
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	71,985	88,149
5.755% due 07/01/2029	3,600	4,347
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	76,050	102,843
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	71,800	89,464
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	35,600	41,843
5.813% due 06/01/2040	27,000	32,438
Menlo Park, California General Obligation Bonds, Series 1996
5.000% due 08/01/2015	60	60
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	9,000	10,456
6.538% due 07/01/2039	41,240	48,845
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	30,500	37,992
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	9,100	10,794
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	44,000	56,188
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,100	1,530
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
5.580% due 02/01/2040	29,530	36,162
6.400% due 02/01/2044	6,000	8,135

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	$42,000	$49,481
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	33,000	42,517
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,803
7.021% due 08/01/2040	24,900	28,982
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	24,600	33,569
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	20,000	23,397
7.200% due 08/01/2039	35,000	40,338
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (BABs), Series 2010
6.325% due 08/01/2040	10,000	12,501
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 1993
5.125% due 12/01/2013	15	15
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	37,000	41,636
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	50,000	66,418
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030	7,500	8,108
7.750% due 09/01/2040	6,000	6,501
San Diego Tobacco Settlement Revenue Funding Corp. California Revenue Bonds, Series 2006
7.125% due 06/01/2032	48,290	46,132
San Francisco City & County, California Wastewater Revenue Bonds, (BABs), Series 2010
5.500% due 10/01/2029	9,180	10,967
5.600% due 10/01/2030	9,520	11,357
5.820% due 10/01/2040	19,315	23,231
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	8,000	10,000
6.950% due 11/01/2050	10,500	14,770
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2034	25,245	28,928
5.000% due 11/01/2035	5,000	5,708
San Mateo Union High School District, California General Obligation Bonds, (BABs), Series 2010
6.733% due 09/01/2034	15,745	18,229
Santa Clara County, California Financing Authority Revenue Notes, Series 2012
5.000% due 02/01/2021	8,555	10,093
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2029	12,500	14,613
5.000% due 08/01/2030	5,000	5,810
5.000% due 08/01/2031	12,100	13,982
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,292
Signal Hill Redevelopment Agency, California Tax Allocation Bonds, (NPFGC/FGIC Insured), Series 2006
5.581% due 10/01/2016	95	97
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	15,200	17,188

See Accompanying Notes	9

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Southern California Public Power Authority Revenue Bonds, (BABs), Series 2010
5.921% due 07/01/2035	$5,000	$6,037
5.943% due 07/01/2040	21,300	25,543
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	987
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	16,840	15,282
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	18,700	23,024
6.270% due 05/15/2031	3,045	3,511
6.583% due 05/15/2049	56,400	74,059
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	30,300	30,338
5.946% due 05/15/2045	36,000	43,667
6.296% due 05/15/2050	34,000	40,643
6.398% due 05/15/2031	37,000	46,281
6.548% due 05/15/2048	113,400	149,866
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2022	100	112
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2028	2,000	2,347
5.000% due 05/15/2031	33,530	38,383
University of California Revenue Notes, Series 2011
0.887% due 07/01/2013	55,000	55,075
West Contra Costa Unified School District, California General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034	10,615	12,777
Yorba Linda Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 1993
5.250% due 09/01/2013	10	10

		5,778,988

COLORADO 0.0%
Denver Public Schools, Colorado Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	24,200	29,540
7.017% due 12/15/2037	31,000	42,891
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.518% due 04/01/2024	5,000	5,872

		78,303

CONNECTICUT 0.0%
Connecticut State General Obligation Bonds, Series 2012
5.000% due 04/15/2025	3,500	4,222
5.000% due 04/15/2026	5,325	6,372
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	192

		10,786

DISTRICT OF COLUMBIA 0.0%
District of Columbia Water & Sewer Authority Revenue Bonds, (BABs), Series 2010
5.522% due 10/01/2044	9,030	11,149
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	59,300	75,399

		86,548

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
FLORIDA 0.0%
Broward County, Florida Revenue Bonds, (BABs), Series 2010
5.764% due 10/01/2025	$15,000	$16,689
6.206% due 10/01/2030	15,000	16,583
Daytona Beach, Florida Utility System Revenue Bonds, (AGM Insured), Series 2012
5.000% due 11/01/2027	2,285	2,648
Florida State General Obligation Bonds, (BABs), Series 2009
5.750% due 06/01/2039	5,000	5,774
Florida State General Obligation Bonds, Series 2012
5.000% due 07/01/2026	5,700	6,793
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2031	2,900	3,334
Seminole County, Florida Water & Sewer Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	34,600	39,165
Tampa, Florida Revenue Bonds, Series 2012
5.000% due 09/01/2023	700	820
5.000% due 09/01/2025	875	1,004
5.000% due 09/01/2026	800	911
5.000% due 09/01/2027	700	792
5.000% due 09/01/2028	1,000	1,123
5.000% due 09/01/2029	1,050	1,168

		96,804

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	124,934	146,014

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	77,200	88,856
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	57,920	67,132
6.899% due 12/01/2040	404,865	497,069
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040	11,000	12,176
7.517% due 01/01/2040	61,700	76,971
Chicago, Illinois O’Hare International Airport Revenue Bonds, (BABs), Series 2010
6.395% due 01/01/2040	1,000	1,295
6.845% due 01/01/2038	2,000	2,322
Chicago, Illinois Wastewater Transmission Revenue Bonds, Series 2012
5.000% due 01/01/2023	2,500	3,006
5.000% due 01/01/2025	5,250	6,203
5.000% due 01/01/2027	5,000	5,785
5.000% due 01/01/2028	8,960	10,314
5.000% due 01/01/2029	4,700	5,379
Chicago, Illinois Waterworks Revenue Bonds, (BABs), Series 2010
6.742% due 11/01/2040	20,000	27,380
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	8,085	10,365
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	$34,200	$40,925
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
5.851% due 12/01/2034	20,000	24,568
6.184% due 01/01/2034	10,800	13,700

		893,466

INDIANA 0.0%
Evansville Redevelopment Authority, Indiana Revenue Bonds, (BABs), Series 2010
6.960% due 02/01/2034	7,630	8,513
Indiana Finance Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,500	1,834
5.000% due 10/01/2024	1,230	1,484
5.000% due 10/01/2025	2,265	2,715
Indiana Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.594% due 01/01/2042	700	813
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	45,000	56,924
Purdue University, Indiana Revenue Bonds, Series 2012
5.000% due 07/01/2030	3,755	4,407

		76,690

IOWA 0.0%
Iowa Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045 ^	1,025	20
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	22,500	26,781
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	41,160	41,095

		67,896

KANSAS 0.0%
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,980	3,470
5.000% due 11/15/2029	2,500	2,879
5.000% due 11/15/2032	15,000	17,197
5.000% due 11/15/2034	5,000	5,719

		29,265

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	80,000	91,010
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
2.704% due 05/01/2043	2,600	2,617
3.000% due 05/01/2043	1,600	1,604
Tobacco Settlement Financing Corp. Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	19,572

		114,803

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts Revenue Bonds, (BABs), Series 2010
5.731% due 06/01/2040	6,790	8,782

10	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	$35,000	$42,566
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2025	19,500	23,675
5.000% due 08/15/2026	28,015	33,727
5.000% due 08/15/2030	36,300	42,642
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	27,400	34,677

		186,069

MICHIGAN 0.0%
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008
7.000% due 10/01/2036 (r)	105	106
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	50,000	60,993
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	310	272

		61,371

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	10,000	12,144

MISSOURI 0.0%
Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037 ^	3,350	703

NEBRASKA 0.0%
Nebraska Public Power District Revenue Bonds, (BABs), Series 2010
5.323% due 01/01/2030	600	681
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	46,300	55,226

		55,907

NEVADA 0.2%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	141,100	198,222
Clark County, Nevada General Obligation Bonds, (BABs), Series 2010
7.000% due 07/01/2038	35,000	40,519
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	90,000	115,791
7.100% due 06/01/2039	33,000	37,856
7.263% due 06/01/2034	27,500	31,706
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2010
5.650% due 03/01/2035	15,085	17,369
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	33,200	37,399

		478,862

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
NEW JERSEY 0.2%
Essex County, New Jersey Improvement Authority Revenue Bonds, (AMBAC Insured), Series 2006
5.250% due 10/01/2020	$505	$546
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2019	11,250	9,685
0.000% due 02/15/2020	65,775	53,793
0.000% due 02/15/2021	3,000	2,310
0.000% due 02/15/2026	2,710	1,487
New Jersey Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	1,555	1,556
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.280% due 06/15/2013	158,160	158,309
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	25,153	36,710
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	102,405	144,621
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	25,000	28,762
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	14,600	14,112
5.000% due 06/01/2041	25,955	23,487

		475,378

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2012
5.000% due 08/01/2042	8,755	9,480

NEW YORK 1.0%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
8.699% due 09/15/2029	13,810	18,357
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	4,895	5,757
7.336% due 11/15/2039	1,020	1,494
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.989% due 11/15/2030	40,000	49,807
6.089% due 11/15/2040	40,000	50,612
6.548% due 11/15/2031	27,525	35,029
6.648% due 11/15/2039	80,000	103,052
7.134% due 11/15/2030	3,700	4,495
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2023	14,850	16,833
5.000% due 11/15/2029	10,000	11,488
5.000% due 11/15/2042	1,635	1,795
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.206% due 10/01/2031	3,000	3,491
5.985% due 12/01/2036	16,860	21,005
6.435% due 12/01/2035	4,900	5,779
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.517% due 10/01/2037	3,600	4,345
5.817% due 10/01/2031	2,500	2,944
5.968% due 03/01/2036	47,580	60,067
6.246% due 06/01/2035	38,255	45,766
6.271% due 12/01/2037	4,000	5,238
6.646% due 12/01/2031	13,800	17,082

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	$190	$238
New York City, New York General Obligation Bonds, Series 2011
5.000% due 10/01/2029	10,000	11,579
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2024	15,000	18,186
5.000% due 08/01/2025	10,000	12,013
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	105,301	131,094
5.790% due 06/15/2041	65,285	75,578
6.124% due 06/15/2042	75,000	88,418
6.282% due 06/15/2042	52,100	61,806
6.491% due 06/15/2042	18,000	21,640
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	42,900	47,894
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2012
5.000% due 06/15/2045	64,550	71,555
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2012
5.000% due 07/15/2025	14,820	17,709
5.000% due 07/15/2028	13,995	16,334
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	70,000	86,872
5.572% due 11/01/2038	60,100	73,865
5.808% due 08/01/2030	20,000	23,283
5.932% due 11/01/2036	22,900	26,104
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	10,000	12,200
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 11/01/2024	13,345	16,323
5.000% due 08/01/2025	12,350	14,984
5.000% due 11/01/2025	23,000	28,001
5.000% due 11/01/2026	30,000	36,239
5.000% due 11/01/2027	47,510	56,721
5.000% due 02/01/2028	10,000	11,727
5.000% due 11/01/2028	28,325	33,580
5.000% due 05/01/2029	28,000	32,809
5.000% due 11/01/2029	27,930	32,957
5.000% due 02/01/2030	32,655	37,961
5.000% due 05/01/2030	5,000	5,833
5.000% due 02/01/2031	28,785	33,341
5.000% due 11/01/2032	2,335	2,721
5.000% due 05/01/2039	59,395	67,109
5.000% due 02/01/2042	23,000	25,729
New York Counties Tobacco Trust Revenue Bonds, Series 2005
6.000% due 06/01/2027	14,770	14,171
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,970	12,229
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	28,500	33,944
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	50,200	60,553
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	14,000	16,569

See Accompanying Notes	11

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 08/15/2026	$5,000	$5,885
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 07/01/2023	1,335	1,640
5.000% due 03/15/2024	26,675	32,255
5.000% due 12/15/2024	25,635	31,272
5.000% due 03/15/2025	28,005	33,563
5.000% due 07/01/2025	2,500	3,004
5.000% due 12/15/2025	20,000	24,263
5.000% due 07/01/2026	2,500	2,983
5.000% due 12/15/2026	52,980	63,667
5.000% due 03/15/2027	30,875	36,380
5.000% due 07/01/2027	3,170	3,751
5.000% due 12/15/2027	50,000	59,566
5.000% due 07/01/2028	2,500	2,938
5.000% due 12/15/2028	90,230	106,734
5.000% due 07/01/2029	2,250	2,633
5.000% due 12/15/2029	54,145	63,747
5.000% due 03/15/2030	34,185	39,662
5.000% due 12/15/2030	29,475	34,538
5.000% due 03/15/2031	26,540	30,679
5.000% due 06/15/2031	9,000	10,505
5.000% due 03/15/2035	14,130	16,048
5.000% due 03/15/2042	25,515	28,475
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,237
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2024	4,070	4,878
5.000% due 03/15/2028	25,470	29,598
5.000% due 03/15/2029	32,070	37,111
5.000% due 04/01/2029	10,000	11,661
5.000% due 03/15/2030	15,000	17,285
5.000% due 03/15/2031	13,060	14,997
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	54,100	66,421
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	527
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	91,085	112,470
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	9,200	10,219
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	55,000	54,979
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2025	9,635	11,550
5.000% due 01/01/2027	12,700	14,918
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2024	31,420	38,428
5.000% due 11/15/2027	6,000	7,167
Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,225	828

		2,902,767

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,573

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2042	$12,000	$13,440
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	36,300	42,563

		57,576

OHIO 0.3%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	85,277	103,091
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	58,900	68,212
6.270% due 02/15/2050	175	209
7.834% due 02/15/2041	17,400	24,286
8.084% due 02/15/2050	218,460	325,119
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,000	9,826
5.875% due 06/01/2030	13,800	12,504
5.875% due 06/01/2047	284,475	256,244
6.500% due 06/01/2047	16,900	16,491
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,573
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2038	12,400	13,761
Ohio State University Revenue Bonds, (BABs), Series 2010
4.910% due 06/01/2040	65	75
Princeton City School District, Ohio General Obligation Bonds, (BABs), Series 2010
6.390% due 12/01/2047	20,000	21,723
Student Loan Funding Corp. Ohio Revenue Bonds, (AMBAC Insured), Series 1995
0.175% due 06/01/2025	12,300	11,499
0.193% due 06/01/2025	12,300	11,499
0.210% due 06/01/2025	18,800	17,577
0.250% due 06/01/2025	10,900	10,191
University of Toledo, Ohio Revenue Bonds, (BABs), Series 2009
7.100% due 06/01/2026	5,000	5,695
7.875% due 06/01/2031	7,000	8,047

		919,622

OREGON 0.0%
Oregon State Department of Administrative Services Certificates of Participation Bonds, (BABs), Series 2010
6.130% due 05/01/2030	16,025	17,974
6.180% due 05/01/2035	18,170	19,818

		37,792

PENNSYLVANIA 0.1%
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	529
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2012
3.125% due 02/15/2024	3,825	3,771
5.000% due 02/15/2026	5,390	6,508
5.000% due 02/15/2027	4,625	5,580
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	33,000	41,434

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	$900	$1,130
Pennsylvania Turnpike Commission Revenue Bonds, Series 2012
5.000% due 12/01/2042	22,150	24,508
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	7,000	8,395
6.765% due 06/01/2040	25,000	29,687

		121,542

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	189
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	7,119

		7,308

SOUTH CAROLINA 0.0%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2012
0.000% due 11/15/2047	229	5
6.000% due 11/15/2042	535	348
South Carolina State Public Service Authority Revenue Bonds, Series 2012
5.000% due 12/01/2043	60,000	66,305

		66,658

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	6,025	7,581
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 ^	178	2
Tennessee State School Bond Authority Revenue Bonds, Series 2012
5.000% due 05/01/2031	8,285	9,766
5.000% due 05/01/2039	5,500	6,331

		23,680

TEXAS 0.2%
Austin Trust, Texas Revenue Bonds, Series 2008
8.823% due 08/15/2030	6,595	7,941
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2012
5.000% due 11/15/2028	12,755	15,082
5.000% due 11/15/2037	10,000	11,489
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	30,000	35,610
City Public Service Board of San Antonio, Texas Revenue Bonds, Series 2012
5.250% due 02/01/2024	38,750	49,182
Cypress-Fairbanks Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2006
7.561% due 02/15/2014	6,500	7,493
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	140	185
Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009

12	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
7.088% due 01/01/2042	$132,400	$168,863
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
6.171% due 08/15/2034	500	591
El Paso County, Texas General Obligation Bonds, Series 2012
5.000% due 02/15/2027	5,000	5,783
Houston, Texas General Obligation Bonds, Series 2009
5.000% due 03/01/2021	10,000	11,929
Houston, Texas Utility System Revenue Bonds, Series 2012
5.000% due 11/15/2042	6,000	6,750
North Texas Higher Education Authority Revenue Bonds, Series 2011
1.408% due 04/01/2040	13,477	13,766
North Texas Municipal Water District Revenue Bonds, Series 2012
5.000% due 09/01/2025	17,025	20,557
5.000% due 09/01/2028	20,180	23,781
5.000% due 09/01/2029	10,000	11,741
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	75	102
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.410% due 02/01/2030	18,600	22,034
San Antonio Public Facilities Corp. Texas Revenue Bonds, Series 2012
5.000% due 09/15/2029	6,000	6,912
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	10,500	12,150
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	9,600	12,409
6.308% due 02/01/2037	40,400	48,318
Texas Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	44,550	54,482
Victoria, Texas General Obligation Bonds, (BABs), Series 2009
6.124% due 08/15/2030	5,000	5,676

		552,826

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	828

VIRGINIA 0.0%
Virginia College Building Authority Revenue Bonds, Series 2012
5.000% due 02/01/2026	15,340	18,455
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2029	23,835	28,154

		46,609

WASHINGTON 0.1%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2012
5.000% due 11/01/2024	3,000	3,684
5.000% due 02/01/2025	5,000	6,028
5.000% due 11/01/2025	2,500	3,041
5.000% due 02/01/2026	11,630	13,900
5.000% due 11/01/2028	3,725	4,419
King County, Washington General Obligation Bonds, Series 2012
5.000% due 01/01/2027	10,160	12,170

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	$11,820	$14,003
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2012
5.000% due 06/01/2026	15,315	18,335
Seattle, Washington Revenue Bonds, Series 2012
5.000% due 09/01/2027	10,025	11,901
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	8,000	9,390
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	7,150	7,302
University of Washington Revenue Bonds, Series 2011
5.000% due 04/01/2033	8,830	10,124
Washington Biomedical Research Facilities Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	1,000	1,371
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,000	1,229
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2025	6,500	7,613
Washington State General Obligation Bonds, Series 2011
5.000% due 08/01/2025	11,120	13,281
5.000% due 08/01/2028	12,235	14,341
Washington State General Obligation Bonds, Series 2012
5.000% due 08/01/2024	11,525	14,124
5.000% due 07/01/2025	14,250	17,292
5.000% due 08/01/2025	12,115	14,722
5.000% due 07/01/2026	43,130	51,885
5.000% due 08/01/2026	12,745	15,346
5.000% due 08/01/2027	8,395	10,023
5.000% due 08/01/2028	11,575	13,736
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	2,450	2,458
Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	33,755	41,108

		332,826

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	162,685	140,236

WISCONSIN 0.1%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037 ^	1,250	450
Wisconsin State General Obligation Bonds, Series 2012
5.000% due 05/01/2023	7,035	8,584
5.000% due 05/01/2024	7,970	9,731
5.000% due 05/01/2025	11,160	13,379
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	82,300	94,964

		127,108

Total Municipal Bonds & Notes (Cost $12,379,248)		14,128,147

U.S. GOVERNMENT AGENCIES 31.7%
Bolivia Government AID Bond
0.376% due 02/01/2019	2,806	2,697

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Fannie Mae
0.000% due 06/01/2017 - 10/09/2019	$142,499	$136,661
0.000% due 04/25/2018 - 03/25/2036 (b)	6,268	5,980
0.264% due 07/25/2037	494	471
0.304% due 01/25/2021	78	78
0.324% due 03/25/2034	177	176
0.334% due 03/25/2036	4,294	4,032
0.354% due 08/25/2034	156	154
0.404% due 05/25/2035 - 10/27/2037	102,946	103,061
0.444% due 06/25/2032	28	28
0.454% due 03/25/2035 - 05/25/2037	164	165
0.500% due 09/28/2015 - 03/30/2016	188,750	189,108
0.504% due 12/25/2028 - 03/25/2037	6,756	6,786
0.514% due 04/25/2037	124,672	125,250
0.524% due 06/25/2037	19	19
0.554% due 08/25/2033 - 03/25/2044	44,573	44,743
0.564% due 03/25/2037	146	146
0.572% due 08/25/2022 (a)	79,860	3,814
0.584% due 07/25/2037	4,440	4,469
0.603% due 04/18/2028	92	92
0.604% due 06/25/2029 - 11/25/2036	6,753	6,737
0.614% due 09/25/2035	32,001	32,298
0.649% due 02/25/2037	21,399	21,502
0.653% due 10/18/2030	576	579
0.654% due 10/25/2030 - 12/25/2041	98,051	99,130
0.669% due 08/25/2021 - 03/25/2022	14	14
0.704% due 03/25/2017 - 04/25/2038	79,061	79,916
0.753% due 12/18/2031	156	158
0.784% due 08/25/2037 - 06/25/2041	35,782	36,151
0.804% due 05/25/2030	107	107
0.819% due 11/25/2013 - 08/25/2022	12	12
0.834% due 05/25/2040	5,876	5,949
0.854% due 05/25/2030	107	107
0.869% due 10/25/2023 - 03/25/2024	1,351	1,366
0.875% due 08/28/2017 - 02/08/2018	1,121,755	1,122,075
0.904% due 10/25/2037 - 06/25/2040	36,317	36,673
0.924% due 06/25/2037	18,912	19,075
0.930% due 11/01/2021	6,000	6,017
0.934% due 06/25/2040	98,727	99,444
0.944% due 03/25/2040	10,285	10,410
0.954% due 03/25/2038 - 06/25/2040	49,733	50,241
1.019% due 01/25/2022	19	19
1.024% due 12/25/2039	2,361	2,394
1.049% due 01/25/2022	48	48
1.069% due 12/25/2021	24	24
1.104% due 04/25/2032	28	29
1.125% due 04/27/2017	857,700	874,572
1.219% due 04/25/2023	156	159
1.250% due 01/30/2017	8,700	8,901
1.305% due 04/01/2027	25	26
1.375% due 01/01/2021 - 10/01/2044	24,740	25,173

See Accompanying Notes	13

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.376% due 12/01/2044	$3,946	$4,011
1.378% due 10/01/2044	11,572	11,931
1.425% due 09/01/2041	12,774	13,208
1.575% due 10/01/2030 - 10/01/2040	4,228	4,390
1.730% due 06/01/2035	1,299	1,366
1.750% due 02/01/2022	91	91
1.760% due 05/01/2023	106	109
1.825% due 02/01/2023	48	49
1.865% due 09/01/2022	75	77
1.867% due 06/01/2023	70	70
1.875% due 02/01/2020 - 12/01/2020	240	251
1.890% due 03/01/2019	353	370
1.895% due 11/01/2031	110	110
1.906% due 01/01/2020	277	290
1.908% due 03/01/2035	46	48
1.930% due 09/01/2035	105	110
1.960% due 09/01/2014	3	4
2.020% due 04/01/2027	31	33
2.022% due 02/01/2034	53	56
2.035% due 06/01/2030	39	40
2.049% due 07/01/2019	49	50
2.051% due 02/01/2035	2,506	2,659
2.059% due 08/01/2025	700	750
2.061% due 06/01/2021	222	233
2.066% due 11/01/2035	2,557	2,687
2.110% due 05/01/2024	10	10
2.120% due 11/01/2023	24	25
2.128% due 05/01/2030	9	9
2.140% due 10/01/2024	46	47
2.154% due 10/01/2019	68	73
2.160% due 02/01/2035	2,410	2,559
2.170% due 11/01/2023	15	15
2.179% due 11/01/2019	30	31
2.181% due 07/01/2024	188	193
2.190% due 12/01/2023 - 11/01/2025	219	230
2.196% due 03/01/2034	6,525	6,910
2.199% due 08/01/2032	39	40
2.201% due 03/01/2034	13	14
2.220% due 07/01/2019 - 04/01/2027	16	15
2.223% due 05/01/2036	840	897
2.229% due 01/01/2035	6,001	6,407
2.232% due 02/01/2035	339	359
2.242% due 10/01/2034 - 01/01/2035	9,658	10,260
2.245% due 11/01/2025	83	88
2.247% due 11/01/2035	8,247	8,719
2.248% due 04/01/2034	9	10
2.250% due 12/01/2024	10	10
2.255% due 09/01/2033	91	97
2.260% due 08/01/2033	19	20
2.261% due 03/01/2033	92	96
2.262% due 09/01/2024	71	72
2.264% due 08/01/2027	870	931
2.265% due 09/01/2029	4	4
2.272% due 09/01/2024	107	109
2.277% due 09/01/2033	39	39
2.280% due 12/01/2022	19	20
2.284% due 12/01/2033	779	833
2.289% due 08/01/2026	69	74

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.291% due 03/01/2025	$390	$415
2.292% due 12/01/2034	38	40
2.296% due 05/01/2025	127	135
2.301% due 01/01/2035	119	126
2.304% due 06/01/2015	25	27
2.310% due 08/01/2022 - 07/01/2035	75,110	76,111
2.313% due 01/01/2035 - 01/01/2036	6,913	7,337
2.315% due 11/01/2023	115	115
2.320% due 06/01/2023 - 07/01/2035	126	133
2.321% due 10/01/2020	12	12
2.325% due 12/01/2023 - 02/01/2027	316	333
2.326% due 04/01/2033	53	56
2.333% due 12/01/2025 - 11/01/2035	2,882	3,079
2.334% due 01/01/2026	116	124
2.337% due 11/01/2025	366	393
2.339% due 07/01/2021 - 06/01/2035	8,111	8,644
2.341% due 10/01/2024	72	76
2.344% due 03/01/2035	44	47
2.345% due 07/01/2026 - 04/01/2027	40	43
2.352% due 01/01/2036	16	17
2.354% due 12/01/2034	166	176
2.355% due 09/01/2023	109	114
2.361% due 05/01/2026	29	31
2.364% due 11/01/2025	19	20
2.368% due 04/01/2036	212	227
2.373% due 06/01/2030	70	71
2.375% due 04/01/2017 - 03/01/2024	20	20
2.380% due 12/01/2034	136	145
2.381% due 11/01/2034	1,100	1,170
2.382% due 08/01/2035	65	69
2.387% due 06/01/2025 - 06/01/2035	4,489	4,755
2.395% due 12/01/2025	229	246
2.396% due 07/01/2020	40	41
2.404% due 05/01/2030	6	7
2.415% due 08/01/2035 - 09/01/2035	1,314	1,401
2.420% due 02/01/2019	50	53
2.425% due 08/01/2031 - 10/01/2034	392	412
2.426% due 11/01/2034	1,914	2,021
2.430% due 01/25/2019	45,000	47,787
2.440% due 11/01/2025	57	57
2.443% due 01/01/2035	1,205	1,287
2.450% due 10/01/2027 - 08/01/2035	314	332
2.460% due 08/01/2022 - 03/01/2026	17,843	18,221
2.474% due 11/01/2035	267	281
2.475% due 05/01/2022	5	5
2.476% due 12/01/2033	355	377
2.477% due 02/01/2028	33	35
2.478% due 10/01/2035	731	781
2.483% due 02/01/2035	2,024	2,159
2.487% due 02/01/2035	2,013	2,139
2.491% due 03/01/2035	871	926

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.492% due 11/01/2034	$3,006	$3,233
2.499% due 06/01/2025	269	289
2.500% due 04/01/2027 - 05/01/2028	1,615,766	1,674,618
2.503% due 12/01/2034	1,003	1,065
2.530% due 10/01/2022	17,873	18,292
2.538% due 06/01/2033	81	86
2.540% due 05/01/2034	366	387
2.541% due 10/01/2023	15	16
2.549% due 02/01/2035	2,559	2,739
2.550% due 09/01/2034 - 02/01/2035	883	934
2.551% due 07/01/2017	373	384
2.556% due 11/01/2032	57	60
2.560% due 02/01/2036	167	178
2.562% due 01/01/2036	522	558
2.564% due 05/01/2035	146	156
2.576% due 09/01/2035	5,722	6,051
2.580% due 02/01/2024	39	41
2.585% due 11/01/2023 - 12/01/2034	37	39
2.594% due 06/01/2035 - 01/01/2036	1,684	1,792
2.607% due 12/01/2034	62	66
2.610% due 12/01/2023	29	31
2.613% due 08/01/2027	70	75
2.622% due 11/01/2034	38	41
2.628% due 10/01/2035	1,117	1,191
2.635% due 09/01/2017 - 12/01/2036	1,154	1,207
2.639% due 07/01/2033	11	12
2.640% due 05/25/2035	16,981	17,911
2.642% due 04/01/2018	90	93
2.645% due 09/01/2035	48	51
2.649% due 07/01/2034	20	21
2.650% due 12/01/2027	206	221
2.655% due 12/01/2035	7	8
2.660% due 08/01/2022 - 10/01/2034	7,510	7,827
2.665% due 07/01/2022	5,930	6,137
2.667% due 01/01/2037	153	164
2.670% due 08/01/2022	20,927	21,635
2.671% due 07/01/2035	39	42
2.677% due 12/01/2030	12	13
2.679% due 09/01/2034	12,009	12,809
2.680% due 02/01/2022 - 06/01/2022	27,728	28,676
2.688% due 05/01/2033	170	180
2.691% due 06/01/2034	14	14
2.693% due 03/01/2033	137	146
2.709% due 05/01/2035	13,713	14,616
2.711% due 11/01/2035	655	699
2.712% due 12/01/2017	296	310
2.720% due 07/01/2035 - 09/01/2035	6,496	6,971
2.723% due 04/01/2026 - 08/01/2035	718	768
2.724% due 11/01/2035	4,998	5,328
2.725% due 12/01/2026	10	11
2.732% due 01/01/2037	126	135
2.736% due 08/01/2035	2,159	2,310
2.737% due 08/01/2023	37	38
2.740% due 08/01/2022	12,200	12,673
2.742% due 12/01/2033	717	767

14	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.750% due 01/01/2018 - 09/01/2022	$11,624	$12,118
2.751% due 04/01/2024	177	177
2.755% due 04/01/2034	184	196
2.757% due 08/01/2035	5,152	5,513
2.763% due 05/01/2037	25	26
2.770% due 06/01/2022	14,303	14,912
2.771% due 03/01/2034	4,843	5,166
2.773% due 09/01/2035	252	264
2.777% due 09/01/2035	176	188
2.780% due 06/01/2022 - 08/01/2022	15,425	16,075
2.782% due 10/01/2026 - 02/01/2036	106	114
2.783% due 07/01/2034	2,893	3,086
2.790% due 07/01/2022	4,451	4,641
2.800% due 03/01/2018 - 08/01/2022	12,681	13,247
2.804% due 11/01/2034 - 05/01/2035	8,113	8,664
2.816% due 08/01/2035	506	540
2.820% due 04/01/2022 - 07/01/2022	24,091	25,214
2.830% due 07/01/2022 - 03/01/2035	3,663	3,830
2.840% due 06/01/2035	90	96
2.850% due 05/01/2022	2,163	2,267
2.853% due 09/01/2019	358	371
2.854% due 09/01/2037	66	71
2.862% due 09/01/2035	1,078	1,152
2.870% due 03/01/2022 - 09/01/2027	210,054	204,082
2.875% due 11/01/2027	40	43
2.884% due 05/01/2035	2,540	2,683
2.888% due 02/01/2028	285	295
2.893% due 03/01/2036	269	289
2.900% due 05/01/2022	6,800	7,152
2.914% due 07/01/2035	1,787	1,909
2.920% due 03/01/2022 - 06/01/2022	27,700	28,979
2.939% due 05/01/2014	10	11
2.940% due 06/01/2022	8,401	8,855
2.960% due 05/01/2022 - 07/01/2022	6,950	7,319
2.975% due 06/01/2019	1	1
2.990% due 06/01/2022	17,000	17,851
3.000% due 10/01/2020 - 04/01/2043	7,793,673	8,082,700
3.040% due 04/01/2022	3,191	3,250
3.043% due 05/01/2022	8,881	9,551
3.050% due 10/01/2020	21	21
3.063% due 09/01/2035	779	831
3.068% due 02/01/2033	1	1
3.115% due 04/01/2035	1,892	1,998
3.120% due 04/01/2022	6,592	7,034
3.140% due 11/01/2021	8,700	9,319
3.160% due 02/01/2021	38	38
3.168% due 05/01/2023	165	169
3.190% due 06/01/2035	775	827
3.200% due 08/01/2027	412	444

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.240% due 02/01/2021	$33	$34
3.330% due 11/01/2021 - 12/01/2021	35,647	38,787
3.380% due 11/01/2021	1,079	1,183
3.416% due 10/01/2020	412	451
3.420% due 11/01/2021	5,509	5,924
3.430% due 03/01/2022	69,049	75,541
3.484% due 10/01/2027	124	131
3.500% due 08/01/2018 - 04/01/2043	7,170,832	7,601,100
3.514% due 09/01/2021	5	6
3.570% due 11/01/2021	2,858	3,152
3.576% due 07/01/2024	41	43
3.632% due 12/01/2020	315	349
3.724% due 03/01/2023	108	110
3.750% due 01/01/2020	5	5
3.840% due 05/01/2018	350	390
3.881% due 08/01/2022	579	589
3.921% due 04/01/2038	17	18
3.957% due 07/01/2021	300	335
3.980% due 07/01/2021	45,500	50,739
4.000% due 04/01/2018 - 05/01/2043	27,927,784	29,811,893
4.025% due 03/01/2036	628	670
4.216% due 09/01/2028	127	132
4.250% due 05/01/2016	11,833	12,845
4.295% due 11/01/2021	32	32
4.375% due 06/01/2021 - 03/01/2023	636	729
4.384% due 02/01/2028	19	20
4.482% due 12/01/2036	547	580
4.497% due 02/01/2020	21	21
4.500% due 09/01/2013 - 05/01/2043	14,796,274	15,979,241
4.501% due 07/01/2019	33,612	38,675
4.618% due 09/01/2034	529	573
4.804% due 04/01/2013	4	5
4.994% due 03/01/2024	14	14
4.999% due 06/01/2035	1,023	1,098
5.000% due 02/13/2017 - 02/01/2042	3,286,750	3,604,098
5.007% due 05/01/2035	131	141
5.025% due 11/01/2022	13	13
5.030% due 05/01/2024	2,198	2,554
5.049% due 10/01/2035	658	707
5.083% due 07/01/2035	508	548
5.131% due 08/01/2035	1,199	1,292
5.132% due 09/01/2035	1,492	1,606
5.135% due 02/01/2016	150	166
5.138% due 09/01/2035	467	502
5.152% due 09/01/2035 - 11/01/2035	954	1,027
5.153% due 11/01/2035	1,632	1,758
5.168% due 08/01/2035	1,097	1,183
5.184% due 07/01/2035	982	1,060
5.198% due 11/01/2035	3	3
5.203% due 12/01/2035	705	760
5.233% due 12/01/2035	164	177

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.247% due 07/01/2035	$627	$678
5.256% due 10/01/2035	804	868
5.258% due 08/01/2035	1,217	1,315
5.279% due 10/01/2035	1,404	1,513
5.281% due 10/01/2035	1,679	1,814
5.288% due 09/01/2035	1,386	1,495
5.290% due 11/25/2033	164	168
5.293% due 06/01/2029	33	35
5.304% due 01/01/2036	1,007	1,085
5.310% due 08/25/2033	882	902
5.322% due 11/01/2035	1,086	1,172
5.331% due 11/01/2035	1,012	1,075
5.370% due 08/25/2043	712	749
5.375% due 06/12/2017	144,200	172,156
5.382% due 10/01/2035	264	284
5.437% due 03/01/2036	765	826
5.500% due 06/01/2017 - 05/01/2043	3,467,335	3,800,833
5.518% due 12/01/2035	734	793
5.666% due 02/01/2036	1,366	1,478
5.670% due 03/01/2023	289	310
5.697% due 04/01/2036	3	3
5.705% due 03/01/2036	1,046	1,133
5.750% due 12/20/2027 - 08/25/2034	1,606	1,752
5.754% due 09/01/2014	193	202
5.790% due 10/01/2017	373	430
5.794% due 06/01/2036	246	267
5.805% due 03/01/2036	858	931
5.821% due 09/01/2037	6	7
5.896% due 06/25/2037 (a)	3,054	363
5.959% due 09/01/2036	1	1
5.996% due 09/01/2036	14	15
6.000% due 09/01/2013 - 10/25/2044	2,447,572	2,693,519
6.046% due 05/25/2037 - 06/25/2037 (a)	5,495	839
6.121% due 12/25/2042	17,671	20,655
6.160% due 08/01/2017	145	162
6.250% due 07/01/2024 - 02/25/2029	788	901
6.290% due 02/25/2029	500	560
6.300% due 10/17/2038	2,935	2,942
6.346% due 07/25/2036 (a)	2,747	441
6.396% due 06/25/2037 (a)	2,872	434
6.432% due 10/25/2042	18,811	21,054
6.446% due 07/25/2037 (a)	3,099	397
6.500% due 05/01/2013 - 02/25/2047	70,058	80,003
6.714% due 03/25/2042	1,768	1,781
6.750% due 10/25/2023	142	166
6.900% due 05/25/2023	20	23
7.000% due 09/01/2013 - 01/25/2048	11,268	12,902
7.053% due 08/25/2037	240	278
7.250% due 01/01/2023	332	371
7.296% due 09/25/2038 (a)	1,837	263
7.375% due 05/25/2022	481	565

See Accompanying Notes	15

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
7.500% due 06/01/2013 - 07/25/2041	$4,160	$4,612
7.750% due 01/25/2022	613	676
7.780% due 01/01/2018	1,850	2,001
7.800% due 10/25/2022 - 06/25/2026	117	139
8.000% due 06/01/2015 - 08/01/2032	9,479	11,352
8.000% due 08/18/2027 (a)	5	1
8.060% due 04/01/2030	1,561	1,940
8.080% due 04/01/2030	861	949
8.200% due 04/25/2025	1	1
8.490% due 06/01/2025	743	832
8.500% due 06/01/2017 - 07/01/2037	2,165	2,537
8.500% due 01/01/2018 (a)	2	0
8.750% due 01/25/2021	94	107
8.826% due 03/25/2039	14	17
9.000% due 04/01/2017 - 11/01/2025	695	804
9.000% due 06/25/2022 (a)	21	4
9.250% due 04/25/2018	8	9
9.300% due 05/25/2018 - 08/25/2019	27	29
9.500% due 01/01/2018 - 03/01/2026	342	387
9.578% due 09/25/2028	96	103
10.000% due 11/01/2013 - 05/01/2022	57	60
10.500% due 11/01/2013 - 04/01/2022	4	3
11.000% due 11/01/2013 - 11/01/2020	35	39
11.500% due 08/20/2016 - 11/01/2019	1	1
903.213% due 08/25/2021 (a)	0	3
1,000.000% due 04/25/2022 (a)	0	4
FDIC Structured Sale Guaranteed Notes
0.704% due 11/29/2037	13,674	13,688
2.980% due 12/06/2020	6,555	6,873
Federal Housing Administration
1.000% due 12/01/2018	1,983	1,983
6.896% due 07/01/2020	5,022	4,912
6.960% due 05/01/2016	5	5
7.110% due 05/01/2019	892	872
7.315% due 08/01/2019	2,477	2,423
7.350% due 04/01/2019	12	12
7.375% due 02/01/2018	91	89
7.400% due 01/25/2020	507	496
7.430% due 10/01/2018 - 05/01/2024	3,334	3,276
7.430% due 12/01/2018 ^	256	251
7.450% due 05/01/2021	1,710	1,682
7.460% due 01/01/2023	27	26
7.465% due 11/01/2019	1,236	1,216

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Freddie Mac
0.244% due 12/25/2036	$8,958	$8,903
0.353% due 07/15/2019 - 08/15/2019	6,898	6,900
0.443% due 05/15/2036	26	26
0.453% due 07/15/2034	482	482
0.464% due 08/25/2031	457	447
0.503% due 02/15/2037	16	16
0.543% due 02/15/2037	89	90
0.553% due 12/15/2029	82	82
0.603% due 06/15/2018 - 05/15/2041	28,886	29,123
0.653% due 06/15/2023 - 12/15/2031	199	199
0.703% due 06/15/2030 - 12/15/2032	202	205
0.750% due 01/12/2018	1,037,500	1,032,857
0.773% due 06/15/2041 - 07/15/2041	38,006	38,384
0.783% due 05/15/2032 - 07/15/2037	12,771	12,936
0.813% due 07/15/2037	1,795	1,811
0.873% due 08/15/2037	12,061	12,171
0.875% due 03/07/2018	383,400	383,288
0.903% due 08/15/2037	4,120	4,157
0.913% due 10/15/2037	6,804	6,865
0.923% due 05/15/2037 - 09/15/2037	5,084	5,121
0.953% due 08/15/2036	185	187
1.000% due 03/08/2017 - 09/29/2017	2,540,050	2,572,487
1.053% due 11/15/2039	94	95
1.204% due 05/25/2043	8,566	8,658
1.250% due 05/12/2017 - 02/15/2021	2,290,600	2,296,180
1.330% due 10/25/2023	108	106
1.375% due 10/25/2044 - 02/25/2045	37,642	36,736
1.559% due 12/25/2018 (a)	294,082	22,650
1.575% due 07/25/2044	4,569	4,686
1.625% due 04/01/2017 - 06/01/2017	3	3
1.663% due 01/01/2022	48	48
1.750% due 05/30/2019	146,700	151,207
1.875% due 12/01/2016	37	38
1.898% due 06/01/2022	7	7
1.920% due 10/25/2023	540	563
2.039% due 10/01/2022	28	28
2.070% due 02/01/2037	21	23
2.125% due 09/01/2018	35	35
2.140% due 05/01/2020	28	29
2.167% due 06/01/2033	225	239
2.172% due 07/01/2023	39	39
2.198% due 10/01/2023	32	34
2.199% due 12/01/2022	6	7
2.210% due 07/01/2020	88	89
2.222% due 07/01/2032	2	2

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.235% due 07/01/2022	$70	$71
2.250% due 02/01/2018	33	33
2.265% due 11/01/2026	205	220
2.285% due 05/01/2023	68	69
2.305% due 06/01/2022	213	220
2.314% due 06/01/2021 - 04/01/2025	200	214
2.315% due 07/01/2024	56	58
2.316% due 08/01/2023	69	72
2.318% due 04/01/2025	53	53
2.319% due 04/01/2025	7	8
2.323% due 10/25/2018	15	16
2.330% due 06/01/2022	65	66
2.333% due 12/01/2026	367	377
2.337% due 06/01/2024	244	260
2.338% due 09/01/2028	1	2
2.339% due 04/01/2024	340	364
2.344% due 11/01/2023	121	129
2.348% due 07/01/2024	45	48
2.351% due 02/01/2025	11	12
2.360% due 08/01/2023 - 09/01/2023	294	306
2.361% due 05/01/2023	29	30
2.365% due 08/01/2023 - 11/01/2023	97	100
2.366% due 05/01/2022	11	12
2.367% due 01/01/2034	3,356	3,590
2.369% due 07/01/2025	286	306
2.375% due 01/01/2019 - 08/01/2035	1,262,020	1,317,541
2.377% due 04/01/2029	92	97
2.379% due 11/01/2028	366	391
2.381% due 10/01/2026	245	261
2.382% due 03/01/2035	1,327	1,411
2.384% due 05/01/2023 - 09/01/2023	376	398
2.393% due 08/01/2035	55	59
2.396% due 10/01/2024	55	59
2.398% due 11/01/2035	11,687	12,475
2.403% due 10/01/2023	94	100
2.404% due 05/01/2027	15	16
2.406% due 10/01/2023	77	78
2.418% due 09/01/2023	110	110
2.428% due 02/01/2026	323	348
2.457% due 09/01/2035	77	81
2.468% due 04/01/2036	792	845
2.470% due 10/01/2023	205	218
2.480% due 02/01/2021	4	5
2.482% due 07/01/2027	14	15
2.485% due 08/01/2023	603	644
2.486% due 02/01/2023	60	62
2.494% due 09/01/2023	229	244
2.497% due 01/01/2028	22	24
2.500% due 12/01/2023 - 03/01/2035	247	261
2.505% due 04/01/2023	6	7
2.522% due 07/01/2023	64	64

16	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.524% due 01/01/2036	$5	$5
2.526% due 06/01/2020	51	51
2.529% due 10/01/2024	15	16
2.530% due 01/01/2019	35	35
2.533% due 07/01/2030	561	581
2.582% due 10/01/2023	69	73
2.591% due 09/01/2035	37	39
2.612% due 03/01/2024	167	177
2.624% due 01/01/2024	15	15
2.627% due 08/01/2023	34	34
2.629% due 01/01/2037	145	155
2.640% due 05/01/2035	13,733	14,690
2.645% due 01/01/2035	197	200
2.670% due 06/01/2030	328	352
2.693% due 02/01/2036	419	447
2.703% due 08/01/2035	472	505
2.722% due 03/01/2035	18	19
2.723% due 10/01/2035	492	525
2.737% due 06/01/2035	29,009	31,041
2.748% due 10/01/2035	12,625	13,455
2.752% due 07/01/2019	103	105
2.754% due 06/01/2037	27	29
2.757% due 08/01/2035	166	178
2.804% due 12/01/2037	113	122
2.806% due 10/01/2035	9,660	10,312
2.819% due 09/01/2037	18	19
2.822% due 07/01/2033	10	11
2.823% due 02/01/2037	17	18
2.829% due 07/01/2035	6,276	6,699
2.836% due 05/01/2037	50	53
2.845% due 10/01/2035	19,857	21,220
2.848% due 05/01/2021 - 05/01/2037	646	669
2.854% due 04/01/2036	6	6
2.856% due 10/01/2023 - 08/01/2035	70	71
2.860% due 09/01/2035	4,643	4,964
2.867% due 07/01/2036	7	8
2.874% due 11/01/2035	8,815	9,448
2.896% due 09/01/2035	195	208
2.905% due 02/01/2019	19	19
2.916% due 10/01/2035	9,511	10,196
2.944% due 07/01/2032	62	66
2.948% due 07/01/2035	5,894	6,309
2.972% due 05/01/2036	407	431
3.000% due 03/01/2027	47	50
3.016% due 12/01/2018	157	158
3.021% due 03/01/2022	502	537
3.030% due 11/01/2034	396	424
3.050% due 03/01/2021	239	243
3.075% due 01/01/2019	1	1
3.105% due 05/01/2018	33	35
3.129% due 07/01/2019	2	2
3.137% due 08/15/2032	3,661	3,839
3.151% due 04/01/2029	21	21
3.230% due 05/01/2018	88	89

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.250% due 05/01/2023 - 11/15/2025		$137	$139
3.262% due 01/01/2021		22	22
3.347% due 05/01/2018		118	121
3.350% due 11/15/2025		500	507
3.500% due 09/01/2018 - 08/15/2042		19,716	19,364
3.746% due 10/01/2020		5	5
3.750% due 03/27/2019		176,500	202,743
4.000% due 09/15/2018 - 04/01/2043		487,786	519,301

4.150% due 06/15/2030		570	590
4.329% due 05/01/2020		9	10
4.375% due 01/15/2014	EUR	375	496
4.405% due 10/01/2020		$22	22
4.500% due 05/01/2013 - 04/01/2043		2,693,154	2,885,447
4.934% due 10/01/2035		652	702
5.000% due 10/01/2016 - 07/01/2040		78,448	85,481
5.050% due 01/26/2015		180	196
5.086% due 10/01/2035		1,329	1,428
5.306% due 12/01/2035		895	966
5.333% due 11/01/2035		546	590
5.443% due 02/01/2038		12	13
5.500% due 10/01/2013 - 07/01/2047		451,010	491,682
5.656% due 03/01/2036		653	695
5.842% due 04/01/2036		1,049	1,139
5.950% due 06/15/2028		32,085	36,365
6.000% due 04/01/2013 - 04/01/2043		724,906	794,955
6.047% due 02/15/2038 (a)		2,026	328
6.250% due 12/15/2028		505	567
6.447% due 11/15/2036 (a)		30,981	5,893
6.500% due 04/01/2013 - 10/25/2043		146,528	160,458
6.950% due 07/15/2021 - 08/15/2021		51	57
7.000% due 01/01/2014 - 10/25/2043		21,812	24,979
7.000% due 09/15/2023 (a)		10	2
7.400% due 02/01/2021		396	388
7.500% due 02/01/2016 - 11/01/2037		8,845	10,002
7.645% due 05/01/2025		6,413	7,610
7.800% due 09/15/2020		4	4
8.000% due 11/01/2013 - 06/01/2030		1,553	1,803
8.250% due 06/15/2022		101	117
8.394% due 08/15/2041		436	438
8.500% due 07/01/2014 - 06/01/2030		1,001	1,151
8.750% due 12/15/2020		48	56
8.769% due 11/15/2033		1,363	1,461
8.900% due 11/15/2020		271	305

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
9.000% due 10/01/2013 - 07/01/2030	$307	$347
9.000% due 05/01/2022 (a)	2	0
9.250% due 07/01/2017	1	1
9.494% due 01/15/2041	51,286	54,911
9.500% due 09/01/2016 - 12/01/2022	293	328
10.000% due 06/01/2017 - 03/01/2021	14	15
10.500% due 10/01/2017 - 01/01/2021	5	5
11.000% due 07/25/2018 - 05/01/2020	2	2
13.250% due 10/01/2013	7	7
20.091% due 05/15/2033	931	1,313
37.421% due 08/15/2037	2,101	3,572
884.500% due 01/15/2021 (a)	0	1
1,007.500% due 02/15/2022 (a)	0	1
Ginnie Mae
0.503% due 05/20/2037	44,413	44,599
0.603% due 06/16/2031 - 03/16/2032	306	308
0.653% due 11/16/2029 - 10/16/2030	299	303
0.703% due 02/16/2030 - 04/16/2032	1,742	1,763
0.753% due 12/16/2025	52	53
0.803% due 02/16/2030	1,237	1,258
0.853% due 02/16/2030	522	532
1.100% due 02/20/2060	48,046	48,803
1.153% due 03/20/2031	83	85
1.463% due 11/16/2043 (a)	174,901	14,321
1.625% due 02/20/2017 - 02/20/2034	31,757	33,199
1.750% due 07/20/2017 - 07/20/2034	34,978	36,786
2.000% due 05/20/2017 - 08/20/2030	11,102	11,602
2.125% due 01/20/2025	12	12
2.500% due 06/20/2021 - 04/20/2041	19,760	20,778
3.000% due 12/20/2018 - 06/20/2025	185	193
3.500% due 12/20/2017 - 12/20/2020	95	100
3.950% due 07/15/2025	125	135
4.000% due 12/20/2015 - 05/20/2041	4,228	4,597
4.500% due 11/16/2028 - 08/15/2033	2,756	3,050
4.750% due 07/20/2035	2,123	2,453
5.000% due 02/20/2031 - 10/15/2037	427	452

See Accompanying Notes	17

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.196% due 10/16/2037	$1,500	$1,614
5.244% due 04/16/2038	1,560	1,672
5.500% due 05/20/2017 - 03/16/2034	1,765	2,098
6.000% due 08/15/2013 - 02/15/2040	18,055	20,723
6.250% due 03/16/2029	309	333
6.397% due 08/16/2033 (a)	1,987	415
6.500% due 11/15/2023 - 09/20/2038	25,455	29,046
6.750% due 06/20/2028 - 10/16/2040	12,872	14,597
7.000% due 10/15/2013 - 10/15/2034	3,386	3,855
7.500% due 05/20/2017 - 02/15/2035	4,180	4,727
7.750% due 08/20/2025 - 12/15/2040	1,506	1,610
8.000% due 01/15/2017 - 10/20/2031	748	855
8.250% due 04/15/2020	34	39
8.300% due 06/15/2019	10	11
8.500% due 07/15/2016 - 04/15/2031	536	601
9.000% due 04/20/2016 - 01/15/2031	519	568
9.500% due 09/15/2016 - 12/15/2026	230	245
10.000% due 08/15/2015 - 02/15/2025	142	155
10.250% due 02/20/2019	6	7
10.500% due 12/15/2015 - 09/15/2021	51	54
11.000% due 06/15/2013 - 09/15/2017	2	2
12.000% due 09/20/2013 - 05/15/2016	3	2
13.500% due 09/15/2014	1	1
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	67	67
1.000% due 03/25/2025 - 07/25/2025	62	64
1.100% due 01/25/2019 - 11/25/2024	73	74
3.870% due 01/01/2014	103	104
4.120% due 03/10/2014	93	95
4.190% due 03/01/2030	20,328	22,390
4.330% due 07/01/2014	24	24
4.340% due 03/01/2024	121	133
4.350% due 07/01/2023	363	395
4.430% due 05/01/2029	4,305	4,767
4.504% due 02/10/2014	10	10
4.580% due 03/01/2018	284	302
4.625% due 02/01/2025	811	905

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.684% due 09/10/2014	$3,077	$3,203
4.750% due 07/01/2025	2,777	3,087
4.754% due 08/10/2014	506	518
4.770% due 04/01/2024	557	609
4.840% due 02/01/2023 - 05/01/2025	12,304	13,719
4.870% due 12/01/2024	1,152	1,292
4.890% due 12/01/2023	671	744
4.930% due 01/01/2024	1,281	1,414
4.950% due 03/01/2025	1,130	1,246
4.980% due 11/01/2023	4,646	5,151
5.090% due 10/01/2025	465	524
5.110% due 05/01/2017 - 08/01/2025	1,237	1,385
5.120% due 11/01/2017	84	89
5.130% due 09/01/2023	3,030	3,363
5.136% due 08/10/2013	44	45
5.160% due 02/01/2028	2,159	2,467
5.170% due 01/01/2028	1,611	1,847
5.190% due 01/01/2017 - 07/01/2024	234	259
5.200% due 11/01/2015	102	105
5.230% due 11/01/2016	148	155
5.240% due 08/01/2023	347	386
5.290% due 12/01/2027	48,763	55,537
5.310% due 05/01/2027	259	299
5.320% due 04/01/2027	322	367
5.340% due 11/01/2021	2,567	2,826
5.370% due 09/01/2016	127	134
5.490% due 05/01/2028	18,309	21,237
5.510% due 11/01/2027	576	663
5.520% due 06/01/2024	4,320	4,893
5.600% due 09/01/2028	5,462	6,360
5.680% due 05/01/2016 - 06/01/2028	16,973	19,746
5.725% due 09/10/2018	11,205	12,804
5.780% due 08/01/2027	53	62
5.820% due 07/01/2027	2,125	2,460
5.870% due 07/01/2028	540	634
5.902% due 02/10/2018	3,266	3,608
6.020% due 08/01/2028	553	646
6.070% due 07/01/2026	800	923
6.340% due 03/01/2021	3,381	3,741
6.440% due 02/01/2021	709	791
6.700% due 12/01/2016	852	901
6.900% due 12/01/2020	1,073	1,196
6.950% due 11/01/2016	194	205
7.060% due 11/01/2019	503	554
7.150% due 03/01/2017	283	308
7.190% due 12/01/2019	169	188
7.200% due 10/01/2019	301	334
7.220% due 11/01/2020	253	284
7.500% due 04/01/2017	204	218
7.630% due 06/01/2020	1,477	1,668
7.700% due 07/01/2016	81	86

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Tennessee Valley Authority
4.375% due 06/15/2041	$850	$885
Vendee Mortgage Trust
0.429% due 06/15/2023 (a)	12,374	116
6.500% due 09/15/2024	9,175	10,727
6.623% due 01/15/2030	1,429	1,718

Total U.S. Government Agencies (Cost $90,729,147)		91,915,536

U.S. TREASURY OBLIGATIONS 30.1%
U.S. Treasury Bonds
7.250% due 05/15/2016 (m)(n)	280	339
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2017	156,830	169,279
0.125% due 01/15/2022	2,581,649	2,813,192
0.125% due 07/15/2022	2,911,046	3,177,361
0.125% due 01/15/2023	129	139
0.625% due 07/15/2021 (m)(n)	4,855,303	5,562,356
0.625% due 02/15/2043	123,286	124,316
0.750% due 02/15/2042	1,966,228	2,063,004
1.125% due 01/15/2021	401,409	473,882
1.250% due 07/15/2020	688,078	823,006
1.375% due 01/15/2020	540,918	645,172
1.750% due 01/15/2028 (m)(n)	2,354,052	3,000,496
1.875% due 07/15/2019	107,948	132,329
2.000% due 01/15/2026	1,924,523	2,511,202
2.125% due 01/15/2019	85,047	103,864
2.125% due 02/15/2040 (n)	48,685	68,851
2.375% due 01/15/2025	2,613,934	3,516,967
2.375% due 01/15/2027 (m)	2,697,821	3,681,051
2.500% due 01/15/2029 (m)(n)	2,931,865	4,107,818
3.625% due 04/15/2028 (n)	270,830	424,039
3.875% due 04/15/2029 (n)	570,485	929,445
U.S. Treasury Notes
0.375% due 11/15/2015	2,354,200	2,358,247
0.375% due 01/15/2016 (m)(n)(o)	245,300	245,607
0.375% due 02/15/2016	2,900	2,902
0.625% due 11/30/2017 (m)(n)(o)	735,800	733,731
0.750% due 12/31/2017	4,245,000	4,253,290
0.750% due 02/28/2018 (j)(k)	5,567,000	5,569,177
0.750% due 03/31/2018 (c)	1,464,800	1,463,885
0.875% due 01/31/2018	2,246,200	2,261,993
0.875% due 07/31/2019	1,203,700	1,189,124
1.000% due 06/30/2019 (m)(n)(o)	3,128,683	3,118,662
1.000% due 08/31/2019	2,103,400	2,090,748
1.000% due 09/30/2019	2,295,499	2,280,257
1.000% due 11/30/2019	3,819,100	3,783,296
1.125% due 05/31/2019	521,000	524,053
1.125% due 12/31/2019	1,579,000	1,574,806
1.125% due 03/31/2020 (c)	2,634,700	2,612,700
1.250% due 10/31/2019 (k)(n)	1,206,400	1,216,390
1.250% due 02/29/2020 (j)(k)	1,470,400	1,474,191
1.375% due 01/31/2020	1,006,400	1,018,823

18	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.625% due 08/15/2022	$2,429,300	$2,400,263
1.625% due 11/15/2022 (j)	6,694,750	6,582,820
1.750% due 05/15/2022 (n)	1,806,128	1,813,183
1.875% due 10/31/2017	105	111
2.000% due 11/15/2021	100	103
2.000% due 02/15/2022	393,900	405,286
2.000% due 02/15/2023 (j)(k)	2,979,600	3,020,105
2.125% due 12/31/2015	50	52
2.125% due 08/15/2021	200	209
2.625% due 04/30/2018	116,600	127,367
2.625% due 08/15/2020	110	120
2.625% due 11/15/2020	50	55
2.750% due 02/15/2019	150	165
2.875% due 03/31/2018	172,800	190,823
3.125% due 05/15/2019	30	34
3.375% due 11/15/2019	292,780	335,416
3.500% due 02/15/2018	70	79
3.625% due 08/15/2019	150	174
3.625% due 02/15/2020 (m)(n)(o)	196,650	228,698
3.625% due 02/15/2021	100	117
3.750% due 11/15/2018	125	145
3.875% due 05/15/2018	100	116
4.250% due 11/15/2017	85	99
4.500% due 11/15/2015	205	227
4.500% due 05/15/2017	65	75
4.625% due 11/15/2016	80	92
4.625% due 02/15/2017	40	46
4.750% due 08/15/2017	6	7
4.875% due 08/15/2016	175	201

Total U.S. Treasury Obligations (Cost $85,299,441)		87,206,178

MORTGAGE-BACKED SECURITIES 6.2%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031	4,600	4,860
Adjustable Rate Mortgage Trust
0.744% due 11/25/2035	45	34
2.703% due 07/25/2035	2,721	2,430
2.753% due 01/25/2035	632	629
2.952% due 03/25/2035	8,314	7,879
2.972% due 11/25/2035	1,106	952
2.976% due 09/25/2035	4,626	3,722
3.012% due 01/25/2036	4,284	3,635
3.013% due 08/25/2035	6,020	5,741
3.040% due 11/25/2035	10,451	9,338
3.079% due 09/25/2035	566	538
3.277% due 07/25/2035	8,397	7,558
3.294% due 03/25/2036	452	355
5.046% due 01/25/2036	14,509	13,631
5.233% due 10/25/2035	21,471	20,158
Alternative Loan Trust
5.500% due 11/25/2035 ^	1,288	1,116
5.500% due 11/25/2035	3,099	2,643
American Home Mortgage Assets LLC
0.324% due 10/25/2046	25,338	17,663
0.394% due 05/25/2046	34,757	24,075
0.394% due 09/25/2046	20,363	13,712
0.414% due 10/25/2046	21,628	14,211
0.877% due 02/25/2047	46,117	28,001
1.098% due 11/25/2046	77,388	43,613
1.117% due 10/25/2046	23,037	14,866
1.137% due 09/25/2046	6,205	4,299
2.857% due 11/25/2035 ^	17,516	12,794
American Home Mortgage Investment Trust
0.574% due 10/25/2034	22	22
1.947% due 09/25/2045	17,432	16,909
2.072% due 09/25/2035	443	447

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.197% due 12/25/2035		$4,009	$3,034
2.197% due 11/25/2045 ^		13,174	10,910
2.291% due 10/25/2034		21,870	21,618
2.457% due 02/25/2045		69,295	68,102
Arkle Master Issuer PLC
1.990% due 05/17/2060		60,700	62,388
Arran Residential Mortgages Funding PLC
1.426% due 11/19/2047	EUR	8,348	10,727
1.626% due 05/16/2047		340,724	444,831
Banc of America Alternative Loan Trust
0.604% due 05/25/2035		$2,119	1,561
5.000% due 08/25/2019		973	1,003
6.000% due 07/25/2046		4,406	3,718
Banc of America Commercial Mortgage Trust
0.412% due 07/10/2046 (a)		54,446	95
5.369% due 10/10/2045		9,200	9,977
5.414% due 09/10/2047		15,400	17,359
5.449% due 01/15/2049		920	942
5.451% due 01/15/2049		5,410	6,172
5.492% due 02/10/2051		25,110	28,988
5.609% due 04/10/2049		9,454	10,963
5.619% due 04/10/2049		1,913	1,951
5.623% due 06/10/2049		21,810	24,976
5.727% due 05/10/2045		29,000	32,741
6.194% due 02/10/2051		24,070	28,960
Banc of America Funding Corp.
0.304% due 04/25/2037		619	411
0.393% due 10/20/2036		22,405	15,264
0.393% due 10/20/2046		5,767	4,215
0.413% due 04/20/2047		9,845	7,575
0.493% due 05/20/2035		1,769	1,187
0.503% due 02/20/2035		1,970	1,856
0.604% due 05/25/2037		5,641	3,807
2.631% due 05/25/2035		175,715	180,565
2.675% due 03/20/2035		2,277	2,254
2.687% due 02/20/2036		5,468	5,338
2.872% due 03/20/2036		1,876	1,702
2.911% due 02/20/2036		2,190	1,750
2.975% due 11/20/2034		1,640	1,494
3.120% due 11/20/2035		3,619	3,402
3.176% due 11/20/2034		9,456	8,807
5.390% due 05/20/2036		11,017	10,723
5.449% due 05/20/2036		12,092	12,034
5.500% due 09/25/2034		19,996	20,444
5.500% due 09/25/2035		27,993	29,249
5.500% due 01/25/2036		7,214	7,255
5.537% due 03/20/2036		672	601
5.582% due 05/20/2036		5,539	5,036
5.587% due 04/20/2036		13,464	12,443
5.602% due 09/20/2034		1,092	1,155
5.623% due 01/20/2047 ^		246	193
5.750% due 10/25/2035		152	153
5.750% due 07/20/2036		5,500	5,509
5.750% due 09/25/2036		5,669	5,795
5.753% due 10/25/2036 ^		1,634	1,315
5.762% due 10/20/2046		7,241	6,593
5.837% due 01/25/2037		1,318	1,051
5.888% due 04/25/2037		4,202	3,809
5.907% due 10/20/2046 ^		3,917	3,127
6.000% due 09/25/2036		17,351	16,109
6.000% due 09/25/2036 ^		17,303	15,687
Banc of America Large Loan Trust
2.503% due 11/15/2015		275,747	278,012
Banc of America Mortgage Trust
0.904% due 11/25/2035		1,678	1,529
2.850% due 03/25/2035		17,243	16,451
2.924% due 02/25/2036		2,939	2,574

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.934% due 02/25/2035	$4,259	$4,256
2.987% due 01/25/2035	3,533	3,533
2.998% due 07/25/2034	306	304
3.043% due 01/25/2036	7,984	6,719
3.065% due 04/25/2034	277	283
3.077% due 12/25/2035 ^	12,217	11,256
3.089% due 07/25/2035	4,660	4,594
3.094% due 12/25/2033	2,793	2,851
3.097% due 05/25/2035	23,501	21,455
3.101% due 11/25/2034	3,638	3,626
3.109% due 05/25/2034	1,543	1,529
3.119% due 05/25/2033	2,066	2,054
3.123% due 07/25/2033	215	218
3.124% due 07/25/2035	3,468	3,333
3.126% due 06/25/2035	6,000	5,534
3.126% due 11/25/2035	2,041	1,845
3.132% due 09/25/2033	1,852	1,871
3.137% due 08/25/2035	27,595	25,585
3.344% due 11/25/2034	2,638	2,328
3.658% due 07/20/2032	872	875
4.878% due 11/25/2034	1,929	1,907
5.050% due 02/25/2035	3,599	3,549
5.284% due 07/25/2035	2,445	2,450
5.308% due 04/25/2035	3,100	3,111
5.500% due 12/25/2020	1,124	1,167
5.500% due 11/25/2035	1,058	1,065
5.500% due 05/25/2037	1,196	1,032
6.000% due 10/25/2036	10,012	9,005
6.000% due 07/25/2046 ^	4,029	3,592
6.500% due 10/25/2031	87	92
6.500% due 09/25/2033	4,330	4,481
Banc of America Re-REMIC Trust
1.765% due 02/17/2040	763	763
5.614% due 06/24/2050	35,400	40,157
5.634% due 02/17/2051	91,308	103,749
5.922% due 02/15/2051	40,000	46,297
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.742% due 07/10/2043	211	212
4.811% due 12/10/2042	10	11
4.933% due 07/10/2045	250	271
5.115% due 10/10/2045	200	219
5.563% due 06/10/2039	379	394
9.073% due 10/11/2037	88	92
Bayview Commercial Asset Trust
0.634% due 08/25/2034	626	573
BCAP LLC Trust
0.342% due 11/26/2036	9,119	6,668
0.361% due 11/26/2036	30,000	19,700
0.374% due 01/25/2037 ^	62,300	46,586
0.374% due 08/26/2046	3,000	2,401
0.531% due 11/26/2035	7,292	5,883
0.533% due 11/26/2035	9,063	7,052
0.915% due 01/26/2047	27,525	23,052
2.630% due 10/26/2036	7,941	6,753
2.776% due 02/26/2036	12,987	11,843
2.928% due 05/26/2036	17,162	12,625
5.000% due 01/26/2021	14,170	14,711
5.017% due 07/26/2037	28,825	24,199
5.250% due 06/26/2036	87,960	80,043
5.250% due 09/26/2036	27,345	24,907
5.250% due 04/26/2037	99,730	93,045
5.250% due 06/26/2037	10,814	11,046
5.250% due 08/26/2037	19,469	20,702
5.500% due 11/25/2034	15,541	15,590
5.575% due 03/26/2037	38,719	36,705
5.815% due 03/26/2037	7,355	7,321
BCRR Trust
4.230% due 05/22/2034	2,391	2,403

See Accompanying Notes	19

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.858% due 07/17/2040	$10,000	$11,650
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	2,276	2,295
2.320% due 08/25/2035	4,102	4,179
2.353% due 02/25/2036 ^	21,703	14,526
2.370% due 02/25/2036	12,638	12,363
2.470% due 10/25/2035	40,176	38,980
2.471% due 04/25/2033	5,411	5,467
2.513% due 05/25/2033	1,300	1,325
2.549% due 04/25/2033	2,590	2,656
2.573% due 04/25/2033	178	185
2.600% due 03/25/2035	43,578	44,046
2.609% due 04/25/2034	5,619	5,536
2.654% due 11/25/2034	1,665	1,652
2.671% due 10/25/2035	150,689	148,473
2.706% due 08/25/2033	40	40
2.726% due 02/25/2033	1,428	1,444
2.733% due 11/25/2030	3,432	3,519
2.736% due 08/25/2033	774	777
2.793% due 03/25/2035	2,293	2,317
2.799% due 05/25/2034	24	22
2.801% due 04/25/2033	903	905
2.801% due 02/25/2047	8,054	6,385
2.804% due 10/25/2033	36	37
2.821% due 03/25/2035	5,956	5,573
2.847% due 01/25/2035	52	49
2.875% due 04/25/2034	44	43
2.893% due 03/25/2035	5,866	5,520
2.899% due 04/25/2034	2,671	2,644
2.901% due 01/25/2034	45	44
2.955% due 08/25/2035	21,947	20,145
2.959% due 02/25/2033	113	104
2.968% due 08/25/2035 ^	7,924	6,722
2.975% due 01/25/2035	1,519	1,499
3.018% due 02/25/2034	2,577	2,558
3.018% due 05/25/2047 ^	31,615	25,883
3.051% due 05/25/2034	99	95
3.068% due 01/25/2034	4,617	4,710
3.080% due 11/25/2034	7,624	7,602
3.123% due 01/25/2035	320	319
3.124% due 01/25/2034	2,875	2,900
3.129% due 07/25/2034	473	452
3.135% due 09/25/2034	3,541	3,329
3.145% due 05/25/2034	19	18
3.428% due 12/25/2035	5,252	5,339
3.485% due 11/25/2034	3,860	3,901
4.681% due 07/25/2034	1,488	1,500
5.141% due 08/25/2035	51,136	52,056
5.363% due 02/25/2036	3,644	3,597
Bear Stearns Alt-A Trust
0.364% due 02/25/2034	4,946	4,773
0.364% due 01/25/2047	8,208	4,430
0.374% due 08/25/2036	7,533	4,262
0.404% due 02/25/2034	69	45
0.644% due 04/25/2035	2,696	2,483
0.684% due 02/25/2036	3,565	2,678
0.704% due 03/25/2035	793	768
0.825% due 08/25/2036 ^	7,118	2,739
0.904% due 09/25/2034	1,038	1,023
2.488% due 10/25/2033	132	122
2.566% due 04/25/2035	23	21
2.568% due 02/25/2034	5,441	5,456
2.609% due 01/25/2036 ^	21,396	14,769
2.647% due 03/25/2036	31,425	21,869
2.652% due 02/25/2036 ^	2,029	1,280
2.659% due 12/25/2033	2,482	2,515
2.660% due 02/25/2034	203	201
2.768% due 05/25/2035	136,610	125,126

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.800% due 03/25/2036 ^	$16,285	$11,603
2.869% due 11/25/2036	2,283	1,607
2.901% due 03/25/2036	9,871	6,784
2.926% due 09/25/2035	56,248	47,591
2.932% due 11/25/2036	90	62
2.979% due 09/25/2034	1,605	1,411
3.026% due 01/25/2035	4,488	3,670
3.062% due 05/25/2036	16,172	9,173
4.707% due 11/25/2036 ^	592	475
5.184% due 08/25/2036 ^	118	83
5.207% due 11/25/2035 ^	11,829	9,313
5.432% due 12/25/2046	1,484	1,124
Bear Stearns Commercial Mortgage Securities
0.583% due 03/15/2022	6,620	6,582
0.703% due 03/15/2022	17,750	17,330
4.715% due 02/11/2041	4,503	4,585
4.825% due 11/11/2041	10,000	10,595
4.830% due 08/15/2038	3	3
4.868% due 09/11/2042	17,825	18,486
4.871% due 09/11/2042	100	108
4.980% due 02/11/2041	185	188
5.116% due 02/11/2041	900	962
5.186% due 05/11/2039	22,605	22,837
5.330% due 01/12/2045	30	30
5.331% due 02/11/2044	51,225	57,399
5.382% due 12/11/2040	12,019	12,212
5.405% due 12/11/2040	165	182
5.450% due 03/11/2039	13,950	15,567
5.468% due 06/11/2041	85	88
5.471% due 01/12/2045	30,150	34,812
5.663% due 06/11/2040	4,205	4,257
5.693% due 09/11/2038	327	328
5.694% due 06/11/2050	38,340	44,833
5.700% due 06/11/2050	64,125	75,448
5.703% due 06/11/2050	1,170	1,225
5.715% due 06/11/2040	65,914	77,043
5.718% due 09/11/2038	300	339
7.000% due 05/20/2030	7,604	8,595
Bear Stearns Mortgage Securities, Inc.
2.446% due 06/25/2030	32	32
Bear Stearns Structured Products, Inc.
2.618% due 01/26/2036	5,628	4,417
2.735% due 12/26/2046	4,678	3,250
Bella Vista Mortgage Trust
0.453% due 05/20/2045	50	37
CC Funding Corp.
0.384% due 05/25/2036	2,927	2,365
0.434% due 05/25/2036	11,365	9,255
Chase Mortgage Finance Corp.
2.799% due 03/25/2037	15,504	14,121
2.905% due 12/25/2035	45,016	41,809
2.912% due 12/25/2035	7,599	7,171
2.944% due 02/25/2037	3,180	3,170
2.969% due 02/25/2037	1,076	1,071
2.988% due 02/25/2037	105	107
3.001% due 02/25/2037	1,478	1,475
3.021% due 02/25/2037	164	165
3.045% due 09/25/2036	1,563	1,362
3.072% due 02/25/2037	10,299	10,295
4.991% due 03/25/2037	13,427	11,304
5.175% due 01/25/2036 ^	28,433	27,865
5.395% due 09/25/2036	203	178
5.500% due 12/25/2022	13,890	14,160
5.507% due 03/25/2037	531	503
6.000% due 11/25/2036 ^	3,832	3,293
6.000% due 02/25/2037 ^	2,369	2,171
6.000% due 03/25/2037 ^	18,251	16,023
Chaseflex Trust

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.354% due 06/25/2036	$7,326	$6,880
0.544% due 08/25/2037	17,956	11,998
0.704% due 06/25/2035	4,743	3,048
5.500% due 06/25/2035	5	5
6.000% due 02/25/2037 ^	3,642	3,072
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	1,956	1,958
5.500% due 08/25/2022	510	519
5.500% due 12/25/2022	442	460
5.500% due 02/25/2026	645	661
5.500% due 04/25/2037	2,726	2,796
5.750% due 09/25/2037	4,406	4,551
6.000% due 06/25/2036	7,818	8,000
6.000% due 08/25/2036	2,636	2,717
6.000% due 04/25/2037	51,801	52,515
6.000% due 05/25/2037	5,506	5,607
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	350	396
5.697% due 12/10/2049	500	571
5.741% due 03/15/2049	425	479
5.858% due 07/17/2040	7,592	8,756
6.053% due 12/10/2049	39,552	47,069
Citigroup Mortgage Loan Trust, Inc.
0.274% due 01/25/2037	1,038	570
1.004% due 08/25/2035	4,585	3,371
1.990% due 09/25/2035	6,811	6,803
2.270% due 09/25/2035	17,959	17,868
2.340% due 09/25/2035	54,773	54,094
2.550% due 10/25/2035	37,337	35,364
2.570% due 10/25/2035	46,077	45,365
2.600% due 05/25/2035	330	332
2.693% due 08/25/2035	56,802	56,855
2.732% due 05/25/2035	4,217	4,079
2.806% due 02/25/2034	4,787	4,778
2.844% due 09/25/2034	1,240	1,248
2.877% due 12/25/2035 ^	3,451	2,296
2.887% due 07/25/2046 ^	8,547	6,686
3.111% due 09/25/2037 ^	57,421	46,722
5.106% due 09/25/2035	75,500	73,945
5.310% due 08/25/2035	12,193	12,171
5.500% due 11/25/2035 ^	4,252	3,903
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	10,189	10,321
5.218% due 07/15/2044	500	548
5.305% due 01/15/2046	300	332
5.322% due 12/11/2049	84,870	96,814
5.617% due 10/15/2048	3,720	4,208
Citimortgage Alternative Loan Trust
5.750% due 07/25/2022	3,096	3,185
6.000% due 06/25/2037 ^	14,647	12,709
6.000% due 06/25/2037	2,378	2,063
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	196	219
Collateralized Mortgage Securities Corp.
8.000% due 08/25/2017	6	7
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	18	18
Commercial Mortgage Loan Trust
6.005% due 12/10/2049	58,150	68,394
Commercial Mortgage Pass-Through Certificates
0.383% due 06/15/2022	14,935	14,723
0.468% due 12/10/2046 (a)	76,311	265
5.116% due 06/10/2044	250	272
5.383% due 02/15/2040	4,200	4,605
5.448% due 01/15/2049	1,248	1,258
5.543% due 12/11/2049	19,400	22,266
5.680% due 06/15/2039	4,000	4,617
Community Program Loan Trust

20	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.500% due 04/01/2029	$22,720	$23,007
Countrywide Alternative Loan Trust
0.344% due 04/25/2047	17,738	14,542
0.364% due 12/25/2046 ^	7,534	6,403
0.374% due 11/25/2036	9,705	7,491
0.374% due 01/25/2037 ^	2,388	1,840
0.374% due 06/25/2046	3,600	2,747
0.374% due 05/25/2047	68,213	55,060
0.383% due 02/20/2047	1,327	847
0.384% due 05/25/2047	7,456	5,552
0.393% due 09/20/2046	42,817	26,651
0.393% due 03/20/2047	65,893	45,494
0.394% due 08/25/2046	107,088	74,612
0.394% due 09/25/2046	30,280	21,379
0.394% due 10/25/2046	29,045	27,714
0.398% due 12/20/2046	92,904	59,868
0.404% due 05/25/2036	2,513	1,779
0.404% due 06/25/2037	16	13
0.404% due 04/25/2047	13,774	9,684
0.413% due 03/20/2046	2,774	1,834
0.413% due 05/20/2046	1,614	1,081
0.413% due 07/20/2046 ^	33,822	18,287
0.414% due 05/25/2035	276	209
0.414% due 07/25/2046	6,033	4,806
0.454% due 09/25/2046	1,000	270
0.454% due 10/25/2046	412	120
0.464% due 07/25/2035	5,606	4,430
0.464% due 12/25/2035	1,822	1,542
0.464% due 07/25/2036	31,727	16,186
0.464% due 07/25/2046 ^	704	194
0.474% due 05/25/2036 ^	270	52
0.484% due 02/25/2037	4,619	3,116
0.484% due 10/25/2046	11,000	6,819
0.494% due 06/25/2034	5,343	5,173
0.494% due 11/25/2035	1,780	1,196
0.533% due 11/20/2035	38,987	27,873
0.534% due 09/25/2035	2,639	1,801
0.554% due 09/25/2035	3,155	2,576
0.554% due 05/25/2037 ^	442	258
0.584% due 08/25/2036	6,365	6,298
0.654% due 08/25/2033	89	87
0.654% due 09/25/2034	212	211
0.754% due 08/25/2034	86	76
0.754% due 10/25/2036 ^	7,535	4,781
0.904% due 10/25/2035	3,626	2,833
0.999% due 08/25/2046	22,512	15,453
1.004% due 12/25/2035	5,590	4,100
1.174% due 12/25/2035	1,125	827
1.177% due 02/25/2036	972	787
1.277% due 08/25/2035	400	249
1.304% due 02/25/2036 ^	11,263	8,140
1.504% due 10/25/2035	46,885	37,893
1.577% due 08/25/2035	2,989	2,456
1.663% due 11/25/2035	2,114	1,542
2.203% due 11/25/2035	916	689
2.895% due 02/25/2037 ^	44,945	38,233
4.882% due 10/25/2035 ^	2,416	2,007
5.000% due 08/25/2019	182	184
5.000% due 01/25/2035	33	33
5.250% due 10/25/2033	12,890	13,264
5.250% due 06/25/2035	1,516	1,369
5.294% due 08/25/2036	367	370
5.411% due 11/25/2035 ^	2,262	1,687
5.500% due 06/25/2035	17,000	15,377
5.500% due 11/25/2035	5,951	5,069
5.500% due 12/25/2035	4,801	4,151
5.750% due 03/25/2037 ^	2,357	1,891
6.000% due 10/25/2032	553	582
6.000% due 10/25/2033	720	750

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 12/25/2033	$14	$14
6.000% due 02/25/2034	14	14
6.000% due 03/25/2035	521	430
6.000% due 04/25/2036 ^	3,016	2,470
6.000% due 05/25/2036 ^	3,029	2,442
6.000% due 06/25/2036	601	531
6.000% due 08/25/2036	7,193	5,996
6.000% due 01/25/2037	11,094	8,962
6.000% due 01/25/2037 ^	11,683	9,437
6.000% due 02/25/2037	954	802
6.000% due 02/25/2037 ^	6,382	4,804
6.000% due 03/25/2037 ^	4,605	3,599
6.000% due 04/25/2037	3,988	3,073
6.000% due 08/25/2037 ^	12,129	10,659
6.000% due 08/25/2037	1,612	1,350
6.250% due 12/25/2033	226	240
6.250% due 11/25/2036 ^	1,446	1,235
6.250% due 11/25/2036	5,505	4,760
6.250% due 08/25/2037 ^	5,714	4,604
6.500% due 05/25/2036 ^	5,755	4,364
6.500% due 09/25/2036	2,523	2,008
20.885% due 02/25/2036	4,928	6,692
Countrywide Home Loan Mortgage Pass-Through Trust
0.404% due 04/25/2046	12,204	8,347
0.434% due 05/25/2035	13,467	11,036
0.494% due 04/25/2035	18,784	15,268
0.504% due 05/25/2035	3,476	2,869
0.524% due 03/25/2035	477	362
0.534% due 02/25/2035	1,958	1,715
0.544% due 02/25/2035	406	374
0.544% due 06/25/2035	6,326	5,719
0.544% due 03/25/2036	625	286
0.554% due 02/25/2036 ^	302	92
0.604% due 08/25/2018	641	617
0.704% due 10/25/2033	5,946	5,906
0.744% due 02/25/2035	613	590
0.744% due 03/25/2035	1,355	1,241
0.964% due 09/25/2034	30	27
1.137% due 04/25/2046 ^	10,806	5,857
1.952% due 06/19/2031	133	135
2.250% due 07/19/2031	27	28
2.528% due 07/25/2034	3,799	3,755
2.541% due 02/20/2036	42	33
2.732% due 03/25/2037 ^	1,669	1,139
2.738% due 07/20/2034	1,164	1,143
2.783% due 02/20/2036	29,989	26,155
2.800% due 02/20/2035	20,324	19,473
2.808% due 06/20/2034	1,327	1,234
2.826% due 05/20/2036	24,814	16,434
2.830% due 04/20/2036 ^	4,884	3,825
2.868% due 10/19/2032	58	40
2.868% due 08/25/2034	7,350	6,732
2.887% due 11/20/2034	7,941	7,856
2.889% due 04/20/2035	14	14
2.893% due 02/25/2047 ^	1,902	1,463
2.920% due 11/20/2034	517	490
2.927% due 11/25/2034	11,025	10,383
3.057% due 08/25/2034	340	304
3.082% due 09/25/2047 ^	5,336	4,441
3.847% due 11/19/2033	684	683
3.896% due 05/20/2036	3,397	2,494
4.500% due 09/25/2035	6,860	6,754
4.963% due 04/25/2035 ^	9,906	9,259
4.995% due 10/25/2035 ^	9,840	8,504
5.058% due 01/20/2035	3,008	2,946
5.107% due 10/20/2035	2,660	2,249
5.169% due 02/20/2036 ^	612	533
5.250% due 04/25/2035	3,700	3,724
5.500% due 12/25/2034	19,510	20,059

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.500% due 01/25/2035	$1,078	$1,123
5.500% due 03/25/2035	9,013	9,263
5.500% due 04/25/2035	3,097	3,119
5.500% due 05/25/2035	33,326	33,519
5.500% due 09/25/2035	18,579	18,594
5.500% due 10/25/2035	15,447	15,193
5.500% due 11/25/2035	18,084	17,024
5.500% due 11/25/2035 ^	2,059	1,986
5.500% due 04/25/2038	9,600	9,641
5.750% due 02/25/2037 ^	4,933	4,552
5.750% due 07/25/2037	2,747	2,690
6.000% due 05/25/2036	6,283	5,807
6.000% due 12/25/2036	553	505
6.000% due 02/25/2037	34,535	29,223
6.000% due 03/25/2037 ^	2,026	1,867
6.000% due 07/25/2037	3,002	2,723
6.000% due 08/25/2037	19,425	18,176
6.000% due 09/25/2037	1,546	1,527
6.250% due 09/25/2036 ^	13,853	12,019
6.250% due 09/25/2036	3,395	3,010
6.500% due 01/25/2034	638	665
6.500% due 11/25/2034	2,417	2,528
7.500% due 11/25/2034	1,293	1,405
7.500% due 06/25/2035	3,284	3,424
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032	716	669
0.944% due 06/25/2034	1,040	1,030
2.087% due 10/25/2033	104	102
2.120% due 05/25/2032	25	25
2.328% due 06/25/2032	51	35
2.509% due 04/25/2034	20,408	20,742
2.547% due 07/25/2033	6,035	6,017
2.618% due 08/25/2033	808	809
2.804% due 09/25/2034	5,583	5,696
2.863% due 05/25/2034	5,861	5,737
2.870% due 05/25/2032	144	153
4.832% due 04/15/2037	10,553	11,206
4.850% due 06/25/2032	22	22
5.100% due 08/15/2038	200	216
5.104% due 08/15/2038	249	268
5.500% due 09/25/2035	13,130	13,276
5.500% due 10/25/2035	3,691	3,700
6.000% due 11/25/2035 ^	51	40
6.500% due 04/25/2033	1,102	1,174
7.500% due 05/25/2032	126	131
7.500% due 12/25/2032	3	3
Credit Suisse Mortgage Capital Certificates
0.373% due 10/15/2021	4,928	4,837
0.433% due 10/15/2021	9,939	9,827
5.207% due 11/26/2035	5,524	5,676
5.467% due 09/18/2039	25,480	28,709
5.467% due 12/18/2043	46,453	52,340
5.509% due 04/15/2047	40,150	46,139
5.623% due 06/10/2049	34,815	39,887
5.695% due 09/15/2040	21,500	24,947
5.766% due 12/18/2049	126,047	146,497
Credit Suisse Mortgage Pass-Through Certificates
5.407% due 02/15/2039	973	983
5.467% due 09/15/2039	29,205	32,830
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	2,789	1,942
5.720% due 09/25/2036	2,896	2,433
6.172% due 06/25/2036	4,281	3,038
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037	1,724	1,105
5.863% due 02/25/2037 ^	4,499	2,868
6.000% due 04/25/2037	3,601	3,365
7.000% due 08/25/2037	14,397	9,682

See Accompanying Notes	21

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CW Capital Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047		$4,100	$4,701
DBUBS Mortgage Trust
3.386% due 07/10/2044		69,500	74,588
DECO Series
0.371% due 04/27/2018	EUR	226	288
0.481% due 01/27/2018		22,560	28,470
0.671% due 01/27/2020	GBP	11,590	16,722
Deutsche ALT-A Securities, Inc.
0.304% due 08/25/2037		$18,642	14,280
0.324% due 08/25/2036		10,283	6,755
0.344% due 08/25/2037		84,701	64,790
0.344% due 07/25/2047		30,853	25,297
0.354% due 02/25/2047		12,812	9,062
0.384% due 06/25/2037		46,579	35,650
0.404% due 02/25/2047		15,431	12,167
0.534% due 02/25/2036		35,657	23,091
3.208% due 10/25/2035		5,137	5,093
4.961% due 10/25/2035		8,600	7,553
5.000% due 10/25/2018		202	208
5.500% due 12/25/2035 ^		3,343	2,769
Deutsche ALT-B Securities, Inc.
0.304% due 10/25/2036 ^		9	5
5.869% due 10/25/2036 ^		2,617	1,968
5.886% due 10/25/2036 ^		2,617	1,970
6.005% due 10/25/2036 ^		1,961	1,486
6.300% due 07/25/2036 ^		2,811	1,865
Deutsche Mortgage Securities, Inc.
1.454% due 06/28/2047		687	688
5.228% due 06/26/2035		25,000	25,464
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021		127	103
Downey Savings & Loan Association Mortgage Loan Trust
0.383% due 04/19/2047 ^		2,808	694
1.023% due 09/19/2044		220	196
2.512% due 07/19/2044		61	61
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		6	7
EMF-NL
1.002% due 04/17/2041	EUR	9,937	11,214
1.202% due 10/17/2041		29,215	37,466
Eurosail PLC
0.952% due 10/17/2040		4,517	5,558
First Horizon Alternative Mortgage Securities
0.704% due 06/25/2035		$10,099	8,200
2.338% due 04/25/2035		4,579	4,278
2.358% due 09/25/2035		8,480	7,285
2.360% due 08/25/2034		1,528	1,505
2.385% due 03/25/2035		105	83
2.398% due 08/25/2035		5,609	4,963
2.493% due 06/25/2036		9,540	7,194
2.493% due 01/25/2037		16,792	12,439
2.497% due 06/25/2034		10,721	10,643
5.500% due 05/25/2035		6,966	6,120
5.500% due 06/25/2035		10,090	9,630
6.000% due 07/25/2036 ^		5,944	5,277
6.250% due 08/25/2037 ^		1,648	1,441
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		7,932	8,120
First Horizon Mortgage Pass-Through Trust
0.474% due 02/25/2035		56	54
2.444% due 11/25/2037		12,171	10,606
2.540% due 05/25/2035		1,461	1,296
2.557% due 02/25/2035		5,030	5,032
2.559% due 02/25/2034		84	85
2.570% due 08/25/2034		1,839	1,842
2.575% due 06/25/2035		6,125	5,944

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.576% due 01/25/2037 ^		$165	$150
2.598% due 10/25/2035		13,592	12,285
2.615% due 08/25/2035		5,241	5,236
2.619% due 10/25/2035		2,858	2,866
2.625% due 06/25/2035		3,614	3,572
2.634% due 04/25/2035		7,291	7,328
5.134% due 06/25/2035		16,260	16,064
5.167% due 11/25/2035		5,389	5,022
5.250% due 05/25/2021		805	732
5.323% due 10/25/2036		2,735	2,594
5.347% due 11/25/2034		8,173	8,238
5.377% due 09/25/2035		10,143	10,148
5.500% due 01/25/2035		1,600	1,581
5.750% due 02/25/2036		6,618	6,732
6.250% due 11/25/2036		14,198	14,782
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		398	413
First Republic Mortgage Loan Trust
0.503% due 08/15/2032		354	355
0.553% due 11/15/2031		323	319
0.603% due 11/15/2032		57	55
0.684% due 06/25/2030		1,205	1,188
0.703% due 11/15/2030		45	44
Fosse Master Issuer PLC
1.401% due 10/18/2054	EUR	5,600	7,274
1.501% due 10/18/2054		3,486	4,518
1.601% due 10/18/2054		12,486	16,099
Four Times Square Trust
5.401% due 12/13/2028		$11,050	13,137
FREMF Mortgage Trust
0.200% due 09/25/2043 (a)		1,130,020	13,375
3.882% due 01/25/2047		100	101
Fund America Investors Corp.
2.243% due 06/25/2023		39	39
GE Capital Commercial Mortgage Corp.
5.306% due 11/10/2045		1,664	1,670
GMAC Commercial Mortgage Securities Trust, Inc.
5.301% due 08/10/2038		3,325	3,489
GMAC Mortgage Corp. Loan Trust
3.318% due 06/25/2034		42	42
3.507% due 04/19/2036		13,634	12,557
3.609% due 06/25/2034		3,930	3,733
3.643% due 06/19/2035		619	593
5.105% due 05/25/2035		6,409	6,332
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		85	84
8.950% due 08/20/2017		32	35
Granite Master Issuer PLC
0.299% due 12/20/2054	EUR	9,592	12,106
0.318% due 12/17/2054		1,572	1,985
0.319% due 12/20/2054		14,685	18,536
0.339% due 12/20/2054		14,607	18,437
0.383% due 12/17/2054		$4,214	4,134
0.403% due 12/20/2054		57,704	56,608
0.463% due 12/20/2054		3,603	3,534
0.604% due 12/17/2054	GBP	20,516	30,593
0.604% due 12/20/2054		1,572	2,345
0.684% due 12/20/2054		2,390	3,563
0.714% due 12/20/2054		50,943	75,960
0.734% due 12/20/2054		36,572	54,531
0.814% due 12/20/2054		17,602	26,253
Granite Mortgages PLC
0.787% due 06/20/2044		11,873	17,857
0.827% due 03/20/2044		461	690
0.867% due 09/20/2044		2,972	4,478
0.891% due 01/20/2044		4,762	7,158
Great Hall Mortgages PLC
0.334% due 03/18/2039	EUR	3,002	3,466

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.410% due 06/18/2039		$36,001	$32,503
0.637% due 03/18/2039	GBP	87,470	120,788
0.647% due 06/18/2039		23,371	32,320
Greenpoint Mortgage Funding Trust
0.404% due 10/25/2046		$878	413
0.404% due 12/25/2046 ^		772	314
0.424% due 06/25/2045		1,147	960
0.474% due 04/25/2036 ^		278	32
0.474% due 11/25/2045		594	492
0.544% due 10/25/2046		796	268
Greenwich Capital Commercial Funding Corp.
0.344% due 11/05/2021		2,305	2,269
4.799% due 08/10/2042		2,700	2,853
5.224% due 04/10/2037		64,453	70,471
5.381% due 03/10/2039		10,171	10,479
5.444% due 03/10/2039		124,441	142,376
GS Mortgage Securities Corp.
1.103% due 03/06/2020		2,912	2,915
1.260% due 03/06/2020		76,080	76,240
1.456% due 03/06/2020		46,490	46,613
2.716% due 02/10/2021		29,991	30,357
2.999% due 08/10/2044		30	32
4.761% due 07/10/2039		10,225	10,923
5.396% due 08/10/2038		50	52
5.479% due 11/10/2039		24	24
5.506% due 04/10/2038		47	48
5.553% due 04/10/2038		70	78
GSMPS Mortgage Loan Trust
0.554% due 03/25/2035		3,628	3,050
0.554% due 09/25/2035		10,035	8,674
7.500% due 06/25/2043		4,742	4,837
GSR Mortgage Loan Trust
0.504% due 07/25/2035		448	391
0.554% due 01/25/2034		163	156
1.940% due 03/25/2033		43	44
1.956% due 04/25/2032		154	152
2.650% due 09/25/2035		12,900	12,336
2.653% due 11/25/2035		38,863	37,732
2.662% due 09/25/2035		102,804	106,196
2.675% due 09/25/2035		43,509	44,168
2.752% due 06/25/2034		943	938
2.759% due 07/25/2035		9,800	8,847
2.776% due 01/25/2036		362	328
2.787% due 12/25/2034		4,988	5,043
2.816% due 04/25/2035		768	720
2.825% due 04/25/2035		14,727	14,625
2.849% due 04/25/2035		6,262	6,203
2.889% due 04/25/2036		156	149
2.913% due 05/25/2035		31,669	29,093
3.009% due 11/25/2035		6,728	5,912
3.009% due 03/25/2037 ^		15,593	12,730
3.022% due 05/25/2034		2,975	2,962
3.033% due 01/25/2035		5,716	5,651
5.000% due 05/25/2036		2,884	2,777
5.111% due 11/25/2035		95,323	94,139
5.250% due 07/25/2035		3,845	3,801
5.381% due 05/25/2035		6,789	6,856
5.500% due 03/25/2035		150	153
5.500% due 07/25/2035		1,977	2,028
5.500% due 01/25/2037		14,227	14,610
5.750% due 02/25/2036		3,420	3,622
5.750% due 02/25/2037		7,517	7,389
6.000% due 08/25/2021		453	447
6.000% due 03/25/2032		20	21
6.000% due 11/25/2035		13,149	12,267
6.000% due 01/25/2037		16,384	16,301
6.000% due 03/25/2037		19,464	18,207
6.000% due 05/25/2037		10,102	9,853

22	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.250% due 09/25/2036		$2,479	$2,165
6.500% due 09/25/2036		7,399	6,605
Harborview Mortgage Loan Trust
0.333% due 04/19/2038		21,234	16,884
0.353% due 01/25/2047		5,316	4,004
0.383% due 07/19/2046		39,505	25,757
0.393% due 09/19/2037		26,689	20,076
0.393% due 01/19/2038		9,478	7,564
0.394% due 07/21/2036		4,927	3,709
0.403% due 09/19/2046		7,537	5,699
0.423% due 05/19/2035		2,660	2,180
0.443% due 06/19/2035		2,564	2,149
0.443% due 03/19/2036		13,882	9,288
0.483% due 02/19/2036		12,748	8,920
0.513% due 11/19/2035		22,666	18,113
0.523% due 01/19/2035		2,591	2,176
0.543% due 06/20/2035		6,216	5,890
0.553% due 01/19/2035		5,964	4,064
0.603% due 11/19/2034		258	185
0.943% due 02/19/2034		5	5
1.204% due 11/25/2047		3,282	2,826
2.649% due 06/19/2034		6,161	6,070
2.703% due 05/19/2033		88	89
2.959% due 07/19/2035		136	130
3.027% due 07/19/2035		896	776
3.049% due 06/19/2036 ^		6,946	4,566
5.170% due 06/19/2036		11,201	7,599
5.194% due 08/19/2036 ^		4,337	3,698
Hercules Eclipse PLC
0.751% due 10/25/2018	GBP	24,675	34,598
Holmes Master Issuer PLC
1.545% due 10/15/2054	EUR	172,279	222,850
1.595% due 10/15/2054		147	190
Homebanc Mortgage Trust
0.384% due 12/25/2036		$6,870	5,743
0.464% due 01/25/2036		5,282	4,104
0.474% due 10/25/2035		40,556	34,253
1.064% due 08/25/2029		532	481
4.641% due 04/25/2037		4,096	2,137
5.564% due 04/25/2037		7,533	5,997
Homestar Mortgage Acceptance Corp.
0.654% due 07/25/2034		4,424	4,387
HSI Asset Securitization Corp. Trust
0.424% due 11/25/2035		23,785	14,894
Impac CMB Trust
0.844% due 10/25/2033		269	256
0.944% due 11/25/2034		3,039	2,940
0.964% due 10/25/2033		50	50
1.204% due 07/25/2033		1,105	999
4.750% due 09/25/2034		419	420
Impac Secured Assets Trust
3.094% due 07/25/2035		2,004	1,574
Indymac Adjustable Rate Mortgage Trust
1.786% due 01/25/2032		80	77
1.820% due 01/25/2032		511	484
2.197% due 08/25/2031		430	443
Indymac Index Mortgage Loan Trust
0.344% due 04/25/2037		12,148	11,189
0.364% due 04/25/2037		3,620	3,013
0.384% due 02/25/2037		30,363	20,955
0.394% due 04/25/2037		1,574	950
0.394% due 09/25/2046		23,382	17,194
0.404% due 11/25/2046		891	436
0.404% due 06/25/2047		12,151	8,710
0.414% due 04/25/2046		7,923	6,227
0.414% due 05/25/2046		203	167
0.444% due 04/25/2035		2,030	1,762
0.444% due 07/25/2035		3,976	3,407

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.444% due 06/25/2037		$13,911	$11,995
0.504% due 07/25/2035		22,242	18,617
0.504% due 06/25/2037 ^		1,709	802
0.984% due 05/25/2034		18	16
1.004% due 11/25/2034		82	68
2.495% due 01/25/2036		10,178	8,132
2.570% due 08/25/2035		118	102
2.595% due 02/25/2035		773	670
2.601% due 01/25/2035		226	205
2.613% due 10/25/2034		6,216	6,135
2.647% due 12/25/2034		2,361	2,082
2.680% due 03/25/2036		5,612	4,035
2.718% due 04/25/2037		12,150	8,803
2.834% due 01/25/2036		1,371	1,166
2.884% due 07/25/2037		2,310	1,418
2.973% due 06/25/2035		2,116	1,824
3.038% due 05/25/2036		5,424	3,858
4.757% due 09/25/2035		2,541	2,346
4.757% due 09/25/2035 ^		971	90
4.810% due 06/25/2036		2,037	1,950
4.844% due 08/25/2035 ^		1,160	963
4.844% due 08/25/2035		20,712	17,239
4.950% due 10/25/2035		1,196	1,040
5.041% due 04/25/2037 ^		28,071	20,517
Indymac Mortgage Loan Trust
0.384% due 07/25/2047		13,778	9,139
0.504% due 11/25/2035 ^		1,034	496
2.488% due 01/25/2036		18,581	17,301
5.363% due 08/25/2036		3,558	3,570
5.592% due 08/25/2037		21,068	19,206
Isobel Finance PLC
3.063% due 10/17/2038	GBP	23,977	36,740
Jamaica Housing Development AID Bond
0.708% due 10/01/2018		$3,872	3,720
JPMorgan Alternative Loan Trust
0.314% due 09/25/2036		9,661	7,362
0.344% due 03/25/2037		3,157	1,873
0.374% due 08/25/2036		27,122	21,301
2.909% due 05/25/2037 ^		13,707	9,909
5.550% due 10/25/2036		61	60
5.600% due 12/25/2036		4,089	3,504
5.609% due 05/26/2037		60,342	51,544
5.750% due 12/25/2036		19,427	13,687
5.950% due 09/25/2036		35	35
6.050% due 11/25/2036		3,000	2,345
JPMorgan Chase Commercial Mortgage Securities Corp.
0.578% due 07/15/2019		2,698	2,637
2.749% due 11/15/2043		688	718
3.341% due 07/15/2046		25,100	26,902
3.673% due 02/15/2046		32,700	35,274
3.853% due 06/15/2043		26,168	27,710
4.070% due 11/15/2043		1,600	1,791
4.608% due 06/15/2043		2,000	2,247
4.657% due 01/15/2042		1,750	1,753
4.678% due 07/15/2042		5,072	5,116
4.918% due 10/15/2042		200	214
4.936% due 08/15/2042		200	216
5.038% due 03/15/2046		485	517
5.247% due 01/12/2043		22	23
5.298% due 01/12/2043		24,984	27,454
5.298% due 05/15/2047		6,358	6,457
5.336% due 05/15/2047		173,058	195,795
5.399% due 05/15/2045		2,235	2,534
5.420% due 01/15/2049		73,259	83,725
5.440% due 06/12/2047		57,630	65,667
5.697% due 02/12/2049		3,352	3,657
5.714% due 02/12/2049		79,566	92,282
5.807% due 06/15/2049		5,000	5,773

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.871% due 04/15/2045	$43,365	$49,243
5.882% due 02/15/2051	33,040	38,667
JPMorgan Mortgage Trust
2.340% due 11/25/2033	40	40
2.497% due 07/27/2037	25,621	22,879
2.675% due 08/25/2035	12,068	11,998
2.851% due 02/25/2036	49,361	44,331
2.867% due 10/25/2035	1,699	1,596
2.869% due 10/25/2035	4,201	3,658
2.913% due 06/25/2035	1,115	1,042
2.950% due 02/25/2036	267	258
2.950% due 04/25/2036	10,515	10,193
2.985% due 10/25/2036	10,240	8,591
2.991% due 07/25/2035	2,512	2,532
3.003% due 07/25/2035	9,330	9,324
3.015% due 07/25/2035	6,550	6,459
3.023% due 07/25/2035	3,166	3,212
3.025% due 08/25/2035 ^	7,229	6,756
3.030% due 07/25/2035	21,622	22,161
3.038% due 10/25/2035	32,464	31,531
3.046% due 10/25/2035	26,445	26,156
3.050% due 07/25/2035	9,211	9,401
3.100% due 08/25/2035	4,428	4,400
4.127% due 05/25/2036	9,673	8,802
4.585% due 04/25/2035	659	664
4.726% due 02/25/2034	1,957	1,970
4.788% due 10/25/2036	124	105
4.863% due 02/25/2035	6,181	6,274
5.000% due 08/25/2020	8,904	9,197
5.114% due 06/25/2035	16,523	16,674
5.192% due 06/25/2035	21,695	22,001
5.217% due 11/25/2035	9,199	9,016
5.257% due 04/25/2037	1,208	1,123
5.268% due 07/25/2035	1,877	1,949
5.288% due 10/25/2036	67,414	57,401
5.306% due 09/25/2035	1,811	1,797
5.309% due 08/25/2036	9,035	7,775
5.454% due 04/25/2036	12,239	11,039
5.500% due 03/25/2022	2,674	2,664
5.500% due 07/25/2036	3,172	2,916
5.750% due 01/25/2036	7,836	7,403
6.000% due 01/25/2037 ^	37,749	33,604
6.500% due 07/25/2036	7,507	6,962
6.500% due 08/25/2036 ^	2,059	1,910
JPMorgan Resecuritization Trust
2.299% due 05/27/2037	12,607	10,420
4.404% due 05/27/2036	8,230	8,027
LB Mortgage Trust
8.546% due 01/20/2017	3,299	3,302
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	346	355
4.739% due 07/15/2030	200	214
4.742% due 02/15/2030	45	48
5.084% due 02/15/2031	14	14
5.124% due 11/15/2032	291	294
5.303% due 02/15/2040	3,517	3,520
5.372% due 09/15/2039	17,000	19,300
5.430% due 02/15/2040	38,983	44,140
5.858% due 07/15/2040	85	98
5.866% due 09/15/2045	49,605	57,417
Lehman Mortgage Trust
0.524% due 08/25/2036 ^	21,303	14,979
5.000% due 12/25/2035 ^	1,620	1,527
5.500% due 01/25/2036	2,823	2,474
6.386% due 04/25/2036	2,573	2,461
Lehman XS Trust
0.324% due 07/25/2037	14,271	8,920
0.364% due 03/25/2047	15,443	9,658

See Accompanying Notes	23

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.104% due 08/25/2047		$19,662	$13,411
Luminent Mortgage Trust
0.364% due 11/25/2036		612	408
0.374% due 12/25/2036		17,932	13,145
0.384% due 12/25/2036		6,583	4,798
0.404% due 02/25/2046		136	96
0.404% due 10/25/2046		6,068	5,147
0.444% due 04/25/2036		24,203	14,748
Mall Funding PLC
1.191% due 04/22/2017	GBP	12,951	19,001
MASTR Adjustable Rate Mortgages Trust
0.414% due 04/25/2046		$10,784	7,834
0.414% due 05/25/2047		3,628	2,707
0.444% due 05/25/2037		2,032	1,402
0.504% due 05/25/2047 ^		946	381
2.500% due 10/25/2032		1,731	1,747
2.596% due 07/25/2035		3,719	3,226
2.630% due 11/21/2034		40,590	42,430
2.682% due 05/25/2034		308	305
2.757% due 03/25/2035		1,061	883
2.901% due 12/25/2033		387	387
3.137% due 12/25/2034		12,350	12,111
MASTR Alternative Loans Trust
0.604% due 03/25/2036		9,810	2,047
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,660	1,753
5.750% due 05/25/2036		19,973	20,238
6.000% due 10/25/2036		1,236	1,233
MASTR Reperforming Loan Trust
0.564% due 07/25/2035		6,332	5,423
7.000% due 08/25/2034		3,987	4,161
7.000% due 05/25/2035		1,176	1,123
MASTR Seasoned Securities Trust
6.202% due 09/25/2017		3,464	3,609
6.500% due 08/25/2032		12,725	14,263
Mellon Residential Funding Corp.
0.643% due 12/15/2030		1,879	1,830
0.683% due 06/15/2030		11,130	11,046
0.903% due 11/15/2031		7,050	6,958
0.943% due 09/15/2030		1,897	1,848
1.063% due 08/15/2032		282	285
1.083% due 11/15/2031		137	112
2.610% due 10/20/2029		4,811	4,827
Merrill Lynch Alternative Note Asset
0.314% due 03/25/2037		1,534	658
0.374% due 02/25/2037		7,541	6,678
0.504% due 03/25/2037		4,059	1,786
3.013% due 06/25/2037 ^		2,647	1,718
Merrill Lynch Floating Trust
0.740% due 07/09/2021		107,609	106,112
Merrill Lynch Mortgage Investors Trust
0.414% due 02/25/2036		11,370	10,152
0.454% due 11/25/2035		3,234	3,092
0.454% due 08/25/2036		1,023	964
0.474% due 04/25/2035		2,075	1,960
0.484% due 08/25/2035		1,945	1,926
0.534% due 11/25/2029		695	669
0.664% due 04/25/2029		360	354
0.704% due 05/25/2029		205	198
0.824% due 10/25/2028		208	205
0.864% due 06/25/2028		2,681	2,668
0.944% due 03/25/2028		151	151
0.984% due 03/25/2028		79	77
1.121% due 10/25/2028		116	113
1.167% due 11/25/2029		984	956
1.204% due 10/25/2035		1,894	1,898
1.760% due 10/25/2035		66,384	65,593
1.968% due 12/25/2032		788	796

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.277% due 01/25/2029	$675	$673
2.288% due 04/25/2035	802	808
2.407% due 05/25/2033	7,066	7,150
2.436% due 02/25/2033	50	48
2.440% due 10/25/2035	17,076	17,001
2.528% due 02/25/2035	18,966	19,353
2.575% due 08/25/2034	2,616	2,654
2.579% due 06/25/2035	26,838	26,655
2.598% due 02/25/2036	8,451	8,042
2.615% due 05/25/2036	11,594	11,508
2.636% due 02/25/2034	22	23
2.655% due 09/25/2035	12,774	12,736
2.657% due 12/25/2035	3,689	3,258
2.685% due 12/25/2035	3,296	3,110
2.701% due 12/25/2034	164	165
2.798% due 07/25/2035	1,245	1,167
3.075% due 06/25/2037	2,871	2,762
3.214% due 05/25/2033	7	7
5.076% due 12/25/2035	11,420	10,755
5.114% due 09/25/2035	41,148	39,499
5.250% due 08/25/2036	18,925	19,459
6.720% due 11/15/2026	9	10
Merrill Lynch Mortgage Trust
4.949% due 07/12/2038	6,296	6,577
5.204% due 09/12/2042	27,661	29,567
5.746% due 06/12/2050	949	967
5.850% due 06/12/2050	13,851	14,631
Merrill Lynch Mortgage-Backed Securities Trust
4.994% due 04/25/2037 ^	11,737	9,820
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.618% due 12/12/2049 (a)	90,925	972
5.172% due 12/12/2049	7,165	8,042
5.378% due 08/12/2048	25,620	29,127
5.414% due 07/12/2046	300	340
5.485% due 03/12/2051	33,790	38,566
5.700% due 09/12/2049	73,807	85,971
5.729% due 06/12/2050	29,150	33,471
5.936% due 08/12/2049	61,632	72,129
Morgan Stanley Capital Trust
3.884% due 09/15/2047	2,010	2,168
4.700% due 07/15/2056	100	106
5.168% due 01/14/2042	200	212
5.421% due 03/12/2044	700	772
5.439% due 02/12/2044	16,400	16,946
5.447% due 02/12/2044	530	605
5.514% due 11/12/2049	500	573
5.569% due 12/15/2044	26,700	29,943
5.575% due 04/12/2049	1,390	1,420
5.610% due 04/15/2049	19,095	19,521
5.651% due 06/11/2042	300	352
5.692% due 04/15/2049	58,600	67,433
5.809% due 12/12/2049	58,410	68,542
5.852% due 12/12/2049	118	119
5.889% due 06/11/2049	35,914	41,965
Morgan Stanley Dean Witter Capital
5.500% due 04/25/2017	16	17
Morgan Stanley Mortgage Loan Trust
0.464% due 03/25/2036	4,439	3,072
0.484% due 01/25/2036	9,058	6,430
0.494% due 12/25/2035	103	76
0.514% due 01/25/2035	22	21
0.524% due 01/25/2035	1,924	1,831
1.104% due 02/25/2036	243	198
2.440% due 06/25/2036	3,667	3,442
2.522% due 11/25/2037	23,372	17,304
2.532% due 07/25/2035	4,160	3,805
2.699% due 07/25/2035	1,383	1,165
3.130% due 09/25/2035	7,054	5,816

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.174% due 06/25/2036		$23,074	$16,580
5.701% due 02/25/2047		3,423	2,251
6.000% due 10/25/2037 ^		3,575	2,862
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		51,773	48,283
5.787% due 08/12/2045		138,737	160,248
5.787% due 08/15/2045		81,900	94,598
MortgageIT Trust
0.484% due 10/25/2035		18,427	15,944
0.504% due 08/25/2035		8,731	8,394
New York Mortgage Trust
2.909% due 05/25/2036		30,685	26,761
Newgate Funding PLC
0.803% due 12/15/2050	EUR	107,200	125,106
1.107% due 12/15/2050	GBP	26,054	39,511
Nomura Asset Acceptance Corp.
0.424% due 05/25/2035		$696	687
2.677% due 10/25/2035		218	195
5.227% due 02/25/2036 ^		892	741
5.820% due 03/25/2047		2,293	2,330
6.138% due 03/25/2047		2,107	2,141
7.000% due 02/19/2030		1,724	1,730
7.500% due 03/25/2034		1,375	1,495
Nomura Resecuritization Trust
0.667% due 08/27/2047		105,896	99,619
OBP Depositor LLC Trust
4.646% due 07/15/2045		55,950	64,831
Ocwen Residential MBS Corp.
7.000% due 10/25/2040 ^		14	1
Opera Finance PLC
0.385% due 01/15/2015	EUR	13,932	16,542
0.711% due 02/02/2017	GBP	25,522	37,949
0.741% due 04/25/2017		1,443	2,189
Opteum Mortgage Acceptance Corp.
0.464% due 07/25/2035		$625	622
0.584% due 12/25/2035		32,107	25,982
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		13	15
Paine Webber CMO Trust
8.625% due 09/01/2018		1	1
1,359.500% due 08/01/2019 (a)		0	1
Paragon Mortgages PLC
0.751% due 10/15/2041	GBP	2,407	3,291
0.870% due 05/15/2041		26,617	36,735
0.891% due 04/16/2035		5,942	8,283
Permanent Master Issuer PLC
1.495% due 07/15/2042	EUR	29,400	37,999
1.895% due 07/15/2042		7,900	10,350
PHH Alternative Mortgage Trust
0.364% due 02/25/2037		$14,913	11,659
Prime Mortgage Trust
0.604% due 02/25/2019		197	193
0.604% due 02/25/2034		5,122	5,017
0.704% due 02/25/2035		18,751	17,021
5.000% due 02/25/2019		8	8
Provident Funding Mortgage Loan Trust
2.512% due 04/25/2034		6,895	6,972
2.590% due 04/25/2034		1,388	1,401
2.781% due 10/25/2035		4,456	4,509
RBSSP Resecuritization Trust
0.422% due 10/27/2036		5,414	3,163
0.442% due 08/27/2037		8,000	5,897
0.472% due 09/27/2037		9,301	4,682
0.532% due 02/27/2037		6,317	3,856
5.500% due 02/26/2036		1,477	1,470
Real Estate Capital PLC
0.741% due 07/25/2016	GBP	28,192	42,697

24	See Accompanying Notes

March 31, 2013

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Regal Trust
2.462% due 09/29/2031	$493	$472
Resecuritization Mortgage Trust
0.454% due 04/26/2021	1	1
Residential Accredit Loans, Inc. Trust
0.304% due 05/25/2037	28,080	19,827
0.334% due 02/25/2037	26,655	21,738
0.344% due 01/25/2037	14,860	12,138
0.354% due 02/25/2037	6,422	4,722
0.354% due 02/25/2047	48,146	29,066
0.384% due 05/25/2036	32,320	24,458
0.384% due 09/25/2036	6,481	4,801
0.384% due 06/25/2046	111,884	54,286
0.389% due 12/25/2036	77	55
0.394% due 07/25/2036	8,149	6,042
0.394% due 08/25/2036	15,381	11,713
0.394% due 09/25/2036	134	99
0.394% due 12/25/2036	7,605	5,574
0.404% due 10/25/2046	22,612	11,297
0.414% due 04/25/2046	21,826	11,062
0.454% due 08/25/2037	9,502	6,706
0.474% due 02/25/2046	4,428	2,391
0.504% due 08/25/2035	983	760
0.509% due 09/25/2046	396	96
0.534% due 03/25/2037	2,357	729
0.604% due 01/25/2033	27	26
0.604% due 11/25/2036 ^	4,049	2,319
0.854% due 07/25/2033	156	148
0.977% due 09/25/2046 ^	7,676	4,164
1.537% due 09/25/2045	445	359
3.241% due 04/25/2035	11,384	10,847
3.364% due 08/25/2035 ^	1,672	978
3.684% due 02/25/2036 ^	1,927	1,312
3.768% due 12/25/2035	26,355	20,488
3.827% due 09/25/2035	1,967	1,574
3.850% due 01/25/2036 ^	19,015	14,673
5.250% due 09/25/2020	21,838	22,126
5.500% due 06/25/2034	5,657	5,637
6.000% due 06/25/2036	122	96
6.500% due 09/25/2037 ^	4,809	3,908
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	454	500
Residential Asset Securitization Trust
0.604% due 01/25/2046 ^	21,849	9,852
0.654% due 12/25/2036 ^	766	293
0.704% due 03/25/2035	17,280	13,393
5.000% due 08/25/2019	3,775	3,890
5.500% due 06/25/2035	1,100	968
5.750% due 02/25/2036 ^	1,680	1,406
6.000% due 04/25/2037	704	635
6.250% due 10/25/2036 ^	873	653
6.500% due 08/25/2036	2,102	1,461
6.500% due 09/25/2036	2,230	1,699
Residential Funding Mortgage Securities, Inc. Trust
0.604% due 07/25/2018	95	92
3.275% due 09/25/2035 ^	238	195
3.346% due 11/25/2035	2,186	1,916
3.396% due 02/25/2036	6,958	6,075
4.077% due 07/27/2037	23,661	19,677
5.250% due 07/25/2035	5,931	6,117
5.341% due 06/25/2035	3,593	3,588
5.500% due 12/25/2034	1,600	1,651
6.000% due 06/25/2036 ^	4,466	4,162
6.000% due 07/25/2036 ^	5,646	5,431
6.000% due 10/25/2036	24,076	22,397
6.000% due 06/25/2037	2,359	2,132
6.500% due 03/25/2032	323	341

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
ResLoc U.K. PLC
0.727% due 12/15/2043	GBP	4,763	$5,405
RMAC Securities PLC
0.351% due 06/12/2044	EUR	3,544	4,144
0.657% due 06/12/2044	GBP	54,251	75,527
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$48,438	54,481
5.305% due 01/16/2049		3,118	3,117
5.331% due 02/16/2044		21,173	23,919
5.336% due 05/16/2047		29,124	33,125
5.420% due 01/16/2049		28,804	33,106
5.467% due 09/16/2039		8,722	9,828
5.692% due 04/16/2049		26,300	30,460
5.695% due 09/16/2040		7,500	8,702
5.926% due 02/16/2051		42,211	48,860
6.005% due 12/16/2049		37,000	43,796
6.068% due 09/17/2039		2,600	2,930
Salomon Brothers Mortgage Securities, Inc.
0.704% due 05/25/2032		83	75
4.000% due 12/25/2018		76	82
Santa Barbara Savings and Loan Association
9.500% due 11/20/2018		78	83
Sears Mortgage Securities
12.000% due 02/25/2014		4	4
Securitized Asset Sales, Inc.
0.732% due 11/26/2023		121	103
Sequoia Mortgage Trust
0.403% due 07/20/2036		6,407	5,712
0.413% due 06/20/2036		4,172	3,648
0.553% due 07/20/2033		516	511
0.863% due 06/20/2033		44	44
0.903% due 10/19/2026		265	264
0.945% due 05/20/2034		5,844	5,582
0.963% due 10/20/2027		262	260
1.003% due 10/20/2027		17	17
1.085% due 02/20/2034		4,364	4,128
2.640% due 01/20/2047		5,378	4,585
2.651% due 04/20/2035		22,283	22,463
4.725% due 09/20/2046		11,626	10,059
5.362% due 01/20/2047		7,464	6,957
Silenus European Loan Conduit Ltd.
0.376% due 05/15/2019	EUR	20,101	24,394
Storm BV
0.971% due 08/22/2054		3,489	4,495
1.259% due 04/22/2054		1,233	1,597
Structured Adjustable Rate Mortgage Loan Trust
0.424% due 05/25/2037		$279	203
0.424% due 06/25/2037		23,828	19,732
0.504% due 09/25/2034		3,688	3,230
0.504% due 08/25/2036		15,394	11,498
0.524% due 10/25/2035		19,757	16,233
0.684% due 06/25/2035		605	601
1.578% due 01/25/2035		400	302
1.947% due 10/25/2037 ^		1,561	919
2.508% due 03/25/2034		4,428	4,395
2.576% due 09/25/2034		61	61
2.586% due 02/25/2034		4,650	4,714
2.598% due 06/25/2035		4,330	3,970
2.600% due 12/25/2035		5,732	3,725
2.639% due 07/25/2034		2,704	2,696
2.648% due 03/25/2034		120	122
2.649% due 01/25/2035		2,115	1,979
2.652% due 08/25/2034		2,070	2,059
2.653% due 08/25/2035		106	99
2.663% due 09/25/2035		4,915	4,439
2.673% due 01/25/2036 ^		3,824	3,620
2.680% due 12/25/2034		233	224

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.690% due 04/25/2035	$7,777	$7,290
2.718% due 04/25/2034	6,529	6,579
2.735% due 05/25/2036	12,702	10,337
2.786% due 05/25/2034	335	336
2.788% due 11/25/2034	1,594	1,527
2.792% due 09/25/2034	2,438	2,452
2.913% due 02/25/2036 ^	25,463	21,375
2.954% due 11/25/2035 ^	1,277	966
3.013% due 04/25/2036	8,258	7,161
4.524% due 09/25/2036 ^	34,498	20,790
4.994% due 11/25/2036 ^	7,100	6,722
5.093% due 05/25/2036	4,100	3,890
5.103% due 04/25/2036 ^	12,228	9,875
5.175% due 01/25/2036 ^	30,765	24,407
5.272% due 03/25/2036 ^	1,770	1,472
5.278% due 07/25/2035	12,221	11,392
5.500% due 02/25/2036 ^	2,250	1,926
5.588% due 09/25/2036	7,952	7,870
Structured Asset Mortgage Investments, Inc.
0.324% due 08/25/2036	28,434	20,058
0.334% due 03/25/2037	4,700	3,262
0.374% due 03/25/2037 ^	840	93
0.394% due 06/25/2036	1,281	1,000
0.394% due 07/25/2046	44,780	33,395
0.414% due 04/25/2036	1,362	932
0.414% due 08/25/2036	9,334	6,646
0.414% due 05/25/2046	169	103
0.424% due 05/25/2036	50	34
0.424% due 05/25/2046	15,537	8,625
0.424% due 09/25/2047	300	182
0.434% due 05/25/2045	1,345	1,025
0.453% due 07/19/2035	12,201	11,575
0.464% due 05/25/2046 ^	385	60
0.504% due 08/25/2036	1,100	317
0.514% due 12/25/2035	6,211	4,683
0.783% due 07/19/2034	31	31
0.863% due 09/19/2032	6,948	6,898
0.863% due 10/19/2034	944	942
0.903% due 03/19/2034	11	11
1.043% due 10/19/2033	1,149	982
3.177% due 05/25/2022	651	668
9.213% due 06/25/2029	53	56
Structured Asset Securities Corp.
2.063% due 05/25/2032	201	196
2.324% due 07/25/2032	656	649
2.531% due 01/25/2032	1,414	1,280
2.561% due 03/25/2033	2,078	2,052
2.584% due 02/25/2032	1,078	1,109
2.601% due 01/25/2034	6,878	6,651
2.739% due 10/28/2035	475	419
2.768% due 06/25/2033	4,425	4,463
2.858% due 11/25/2033	385	387
5.000% due 05/25/2035	19,629	19,858
5.500% due 06/25/2035	4,821	4,811
5.750% due 02/25/2035	30,250	30,322
7.500% due 10/25/2036	5,002	4,857
7.594% due 04/15/2027	37	38
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	31	32
Suntrust Adjustable Rate Mortgage Loan Trust
3.038% due 01/25/2037	14,102	13,051
Suntrust Alternative Loan Trust
0.854% due 12/25/2035	15,027	10,290
5.750% due 12/25/2035	9,884	8,490
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	1,183	757
5.970% due 09/25/2036	5,583	1,508

See Accompanying Notes	25

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.015% due 07/25/2037		$2,269	$1,996
6.500% due 07/25/2036		8,404	4,605
Thornburg Mortgage Securities Trust
0.904% due 12/25/2033		2,878	2,894
1.454% due 06/25/2047		53,075	49,115
2.725% due 10/25/2043		908	900
2.746% due 09/25/2047 ^		118,543	104,003
5.750% due 06/25/2047		77,775	72,668
5.800% due 03/25/2037		37,795	35,523
6.051% due 10/25/2046		369,069	369,271
6.084% due 07/25/2036		244,475	248,972
6.146% due 09/25/2037		12,832	12,738
Titan Europe PLC
0.791% due 10/23/2016	GBP	3,530	5,136
Unite USAF PLC
0.707% due 03/31/2017		29,600	44,507
VNO Mortgage Trust
2.996% due 11/15/2030		$50,000	50,713
Wachovia Bank Commercial Mortgage Trust
0.283% due 06/15/2020		7,961	7,855
0.378% due 06/15/2049		184,222	173,754
5.088% due 08/15/2041		10	10
5.090% due 07/15/2042		2,571	2,601
5.118% due 07/15/2042		100	109
5.215% due 01/15/2041		450	468
5.342% due 12/15/2043		174,950	199,026
5.416% due 01/15/2045		16,615	18,582
5.500% due 10/15/2048		15,920	16,096
5.509% due 04/15/2047		62,108	70,666
5.699% due 05/15/2043		28	28
5.727% due 06/15/2049		1,382	1,423
5.732% due 06/15/2049		18,627	21,463
5.926% due 02/15/2051		20,000	23,036
Wachovia Mortgage Loan Trust LLC
2.627% due 08/20/2035		14,742	13,814
2.951% due 08/20/2035		20,662	20,054
3.055% due 10/20/2035		157	156
5.398% due 10/20/2035		2,790	2,806
5.815% due 03/20/2037 ^		6,627	6,251
WaMu Mortgage Pass-Through Certificates
0.424% due 07/25/2046 ^		127	11
0.434% due 04/25/2045		13,758	12,720
0.464% due 11/25/2045		31,885	29,234
0.474% due 12/25/2045		1,479	1,379
0.484% due 11/25/2045		32,464	29,133
0.494% due 07/25/2045		651	610
0.494% due 10/25/2045		64,531	60,226
0.494% due 12/25/2045		28,437	26,377
0.514% due 01/25/2045		2,060	1,991
0.524% due 01/25/2045		5,498	5,249
0.524% due 07/25/2045		352	339
0.534% due 01/25/2045		7,440	6,910
0.610% due 11/25/2034		6,173	6,140
0.614% due 11/25/2045		671	560
0.614% due 12/25/2045		597	491
0.620% due 11/25/2034		2,108	1,995
0.670% due 06/25/2044		3,408	2,992
0.740% due 11/25/2034		1,024	909
0.877% due 03/25/2047		36,611	27,552
0.878% due 02/25/2047		14,106	10,854
0.917% due 01/25/2047		17,953	13,814
0.927% due 06/25/2047		11,220	9,498
0.937% due 04/25/2047		24,982	21,595
0.947% due 05/25/2047		27,985	23,757
0.987% due 12/25/2046		31,953	28,455
0.987% due 07/25/2047		984	796
0.997% due 12/25/2046		17,116	13,370
1.117% due 05/25/2046		21,330	19,707

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.157% due 06/25/2046	$38,403	$34,650
1.175% due 02/25/2046	3,934	3,632
1.177% due 08/25/2046	322	264
1.371% due 05/25/2041	124	122
1.377% due 11/25/2042	739	710
1.577% due 06/25/2042	1,543	1,492
1.577% due 08/25/2042	708	681
2.115% due 01/25/2037 ^	9,833	7,990
2.211% due 03/25/2033	41	41
2.212% due 02/27/2034	8,434	8,583
2.212% due 07/25/2047	8,521	6,182
2.318% due 04/25/2037	6,711	5,387
2.406% due 12/25/2036 ^	6,372	5,424
2.427% due 09/25/2033	2,373	2,428
2.435% due 08/25/2034	934	928
2.446% due 06/25/2037	43,411	36,389
2.447% due 05/25/2035	78,092	73,700
2.449% due 02/25/2037 ^	17,540	13,903
2.452% due 06/25/2033	7,293	7,484
2.461% due 09/25/2033	316	325
2.462% due 05/25/2046	2,207	1,951
2.462% due 07/25/2046	1,783	1,694
2.462% due 08/25/2046	1,077	1,007
2.462% due 10/25/2046	22,604	20,287
2.462% due 12/25/2046	15,486	13,857
2.463% due 10/25/2035	3,764	3,639
2.471% due 08/25/2035	31,887	31,615
2.486% due 04/25/2035	17,208	16,457
2.486% due 03/25/2036	24,654	22,342
2.490% due 12/25/2035	43,351	40,722
2.491% due 09/25/2035	37,281	35,225
2.494% due 01/25/2033	327	335
2.497% due 03/25/2035	5,978	5,916
2.527% due 12/25/2035	25,000	23,455
2.554% due 06/25/2034	78	79
2.569% due 03/25/2034	1,581	1,612
2.571% due 09/25/2046	12,875	11,395
2.571% due 11/25/2046	5,275	4,991
2.609% due 12/25/2036 ^	23,319	20,024
2.638% due 02/25/2037 ^	39,380	33,746
2.675% due 09/25/2036 ^	15,224	12,776
2.682% due 08/25/2046	9,173	7,847
2.697% due 03/25/2037	77,938	71,771
2.898% due 12/25/2035	6,195	5,936
4.576% due 03/25/2036	35,872	35,068
4.618% due 05/25/2037	392	329
4.684% due 05/25/2037 ^	16,008	13,302
4.732% due 12/25/2036 ^	24,780	23,046
4.926% due 08/25/2036	26,937	23,707
4.929% due 02/25/2037 ^	25,228	21,738
5.013% due 01/25/2036	18,112	17,585
5.039% due 08/25/2036	20,919	19,194
5.050% due 07/25/2037	1,075	997
5.076% due 04/25/2037	4,064	3,792
5.091% due 02/25/2037	1,446	1,388
5.172% due 08/25/2036	13,188	12,149
5.297% due 08/25/2035	4,740	4,726
5.919% due 08/25/2046	28,176	27,053
6.000% due 07/25/2034	1,350	1,408
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.364% due 02/25/2037	31,805	22,398
0.444% due 01/25/2047 ^	10,931	6,314
0.654% due 04/25/2035	22,858	17,037
0.894% due 12/25/2046	46,687	25,229
0.948% due 04/25/2047	794	125
1.147% due 05/25/2046	8,443	5,499
5.500% due 07/25/2035	11,415	11,222
5.500% due 11/25/2035	2,438	2,184

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.500% due 06/25/2037 ^	$5,117	$4,677
6.000% due 06/25/2037 ^	41,654	34,773
6.268% due 07/25/2036	1,960	1,103
Washington Mutual MSC Mortgage Pass-Through Certificates
2.018% due 02/25/2031	3	3
2.232% due 02/25/2033	26	26
2.350% due 05/25/2033	140	138
2.476% due 01/25/2035	701	710
2.679% due 06/25/2033	7,669	7,805
Wells Fargo Alternative Loan Trust
6.250% due 11/25/2037	9,815	9,391
Wells Fargo Commercial Mortgage Trust
2.157% due 10/15/2045 (a)	89,658	12,169
Wells Fargo Mortgage-Backed Securities Trust
0.704% due 07/25/2037	4,278	3,562
2.610% due 01/25/2035	2,899	2,902
2.614% due 07/25/2036 ^	52,183	47,505
2.615% due 06/25/2034	27,214	27,990
2.615% due 01/25/2035	1,552	1,559
2.624% due 12/25/2034	44,826	45,765
2.625% due 01/25/2035	14,124	13,955
2.626% due 09/25/2034	12,167	12,621
2.630% due 10/25/2036 ^	15,632	14,419
2.635% due 09/25/2034	546	547
2.636% due 06/25/2035	8,642	8,852
2.641% due 03/25/2036	156,471	157,324
2.642% due 06/25/2035	76,749	78,020
2.651% due 10/25/2035	31,895	31,153
2.652% due 03/25/2036	4,466	4,155
2.665% due 06/25/2035	2,924	2,994
2.673% due 10/25/2035	21,604	20,752
2.677% due 06/25/2034	7,729	7,863
2.681% due 04/25/2036	437	435
2.682% due 03/25/2035	19,116	19,185
2.683% due 03/25/2035	1,767	1,747
2.684% due 05/25/2035	4,589	4,664
2.695% due 07/25/2036 ^	2,170	1,994
2.696% due 11/25/2034	1,938	1,956
2.710% due 02/25/2034	4,212	4,222
2.712% due 04/25/2036	25,552	24,127
2.740% due 06/25/2035	963	990
2.748% due 08/25/2033	495	509
2.767% due 03/25/2036	14,820	14,623
3.039% due 09/25/2036 ^	7,995	7,102
4.500% due 11/25/2018	3	3
4.581% due 12/25/2033	3,217	3,250
4.611% due 09/25/2033	360	371
4.683% due 12/25/2033	354	365
4.729% due 07/25/2034	63	65
5.000% due 03/25/2036	3,795	3,846
5.007% due 06/25/2033	883	882
5.011% due 03/25/2036	42,704	42,711
5.151% due 10/25/2035	39,817	39,510
5.230% due 05/25/2035	288	288
5.250% due 10/25/2035	5,468	5,744
5.352% due 03/25/2036	530	531
5.500% due 11/25/2035	591	610
5.500% due 01/25/2036	8,908	8,881
5.500% due 02/25/2037	2,504	2,330
5.582% due 04/25/2036	26,327	25,436
5.698% due 04/25/2037	15,216	14,735
5.750% due 03/25/2036	10,625	10,693
5.750% due 02/25/2037	1,366	1,366
5.750% due 04/25/2037	9,284	8,846
6.000% due 06/25/2036 ^	10,668	9,512
6.000% due 08/25/2036	11,123	11,168
6.000% due 03/25/2037 ^	7,975	7,825
6.000% due 04/25/2037	10,340	9,980

26	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 07/25/2037		$52,205	$52,103
6.000% due 08/25/2037		32,309	32,342
6.250% due 07/25/2037		682	667

Total Mortgage-Backed Securities (Cost $16,624,045)			18,028,788

ASSET-BACKED SECURITIES 2.2%
ACA CLO Ltd.
0.551% due 07/25/2018		90,421	89,529
0.552% due 01/20/2021		20,000	19,649
Academic Loan Funding Trust
1.004% due 12/27/2022		35,740	36,154
Access Group, Inc.
1.601% due 10/27/2025		48,940	49,734
Accredited Mortgage Loan Trust
0.334% due 02/25/2037		3,758	3,391
0.464% due 09/25/2036		7,457	4,416
4.330% due 06/25/2033		4,492	3,888
4.980% due 10/25/2033		3,028	2,662
ACE Securities Corp.
0.264% due 10/25/2036		25	8
0.364% due 08/25/2036		6,000	2,170
0.404% due 12/25/2036		30,045	10,422
0.424% due 08/25/2036		7,710	2,825
0.644% due 11/25/2035		8,600	5,430
1.179% due 11/25/2033		4,010	3,905
AFC Home Equity Loan Trust
0.914% due 12/22/2027		3	3
Ally Auto Receivables Trust
0.910% due 11/17/2014		1,454	1,456
1.380% due 07/15/2014		1	1
ALM Loan Funding
1.089% due 11/20/2020		61,843	61,705
Alzette European CLO S.A.
0.600% due 12/15/2020		3,632	3,609
American Money Management Corp. CLO Ltd.
0.513% due 05/03/2018		6,675	6,662
0.515% due 08/08/2017		21,414	21,398
Ameriquest Mortgage Securities, Inc.
0.404% due 05/25/2035		810	808
0.434% due 11/25/2035		27	27
0.507% due 11/25/2034		751	746
0.724% due 05/25/2034		2,043	1,697
4.929% due 11/25/2035		6,674	6,723
Amortizing Residential Collateral Trust
0.744% due 06/25/2032		246	205
0.784% due 07/25/2032		97	87
0.904% due 10/25/2031		139	118
Aquilae CLO PLC
0.581% due 01/17/2023	EUR	29,057	36,421
Argent Securities, Inc.
0.354% due 06/25/2036		$25,545	9,207
0.354% due 07/25/2036		9,614	3,800
0.354% due 09/25/2036		4,984	2,040
0.404% due 10/25/2035		1,226	1,211
0.444% due 07/25/2036		8,813	3,545
0.474% due 05/25/2036		17,851	6,489
1.329% due 11/25/2034		4,694	3,849
Asset-Backed Funding Certificates Trust
0.364% due 01/25/2037		29,358	15,859
0.424% due 01/25/2037		12,746	6,947
0.514% due 12/25/2034		1,070	1,044
0.904% due 06/25/2034		2,211	2,125
1.064% due 12/25/2030		1,663	1,647
1.254% due 03/25/2034		3,619	2,672
1.299% due 05/25/2032		1,252	1,137

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Asset-Backed Securities Corp. Home Equity Loan Trust
0.284% due 05/25/2037		$739	$642
0.434% due 11/25/2036		7,500	3,552
0.479% due 09/25/2034		2,027	1,953
0.694% due 07/25/2035		980	978
0.964% due 10/25/2034		1	1
1.014% due 06/25/2034		18,019	16,900
1.254% due 12/25/2034		10,000	8,527
1.553% due 04/15/2033		489	470
Avoca CLO Ltd.
0.636% due 10/15/2023	EUR	6,942	8,520
Avoca CLO PLC
0.575% due 09/15/2021		49,887	62,582
Bank of America Auto Trust
2.670% due 12/15/2016		$4,490	4,513
Bank One Issuance Trust
0.453% due 05/16/2016		500	500
Bear Stearns Asset-Backed Securities Trust
0.264% due 01/25/2037		151	148
0.274% due 12/25/2036		1,584	1,542
0.284% due 10/25/2036		19	19
0.294% due 06/25/2047		6	6
0.314% due 11/25/2036		892	579
0.354% due 01/25/2037		6,036	5,653
0.364% due 01/25/2037		25,163	14,728
0.374% due 05/25/2036		8,723	5,942
0.374% due 10/25/2036		18,365	16,304
0.374% due 01/25/2037		18,540	7,916
0.384% due 04/25/2036		18,490	18,206
0.384% due 06/25/2047		10,200	9,443
0.394% due 01/25/2047		4,530	4,463
0.404% due 12/25/2036		25,000	21,986
0.404% due 04/25/2037		12,000	9,424
0.444% due 06/25/2047		7,500	4,165
0.484% due 02/25/2036		106	104
0.484% due 04/25/2036		6,724	5,982
0.524% due 01/25/2047		7,600	6,308
0.554% due 04/25/2037		10,800	3,320
0.604% due 11/25/2034		3,431	2,518
0.604% due 09/25/2046		5,579	4,344
0.724% due 07/25/2035		551	550
0.844% due 12/25/2034		7	7
0.864% due 10/25/2032		3,037	2,814
0.874% due 06/25/2035		14,000	9,711
1.004% due 10/27/2032		967	896
1.204% due 10/25/2037		481	408
1.204% due 11/25/2042		338	331
1.454% due 08/25/2037		10,916	9,058
2.975% due 06/25/2043		1,413	1,446
3.014% due 10/25/2036		257	251
3.084% due 07/25/2036		291	264
Berica ABS SRL
0.513% due 12/30/2055	EUR	64,800	80,593
BNC Mortgage Loan Trust
0.304% due 05/25/2037		$605	590
0.334% due 07/25/2037		5,819	5,369
Callidus Debt Partners CLO Fund Ltd.
0.563% due 04/17/2020		18,951	18,865
1.052% due 01/21/2021		13,372	13,354
Carrington Mortgage Loan Trust
0.264% due 01/25/2037		2,019	1,402
0.304% due 06/25/2037		1,153	1,108
0.324% due 02/25/2037		15	15
0.364% due 10/25/2036		8,877	4,438
0.444% due 06/25/2036		16,000	8,870
0.444% due 10/25/2036		13,800	7,282

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.454% due 10/25/2036	$10,400	$5,258
0.464% due 02/25/2037	25,200	14,351
0.524% due 10/25/2035	3,488	3,472
0.584% due 12/25/2035	21,844	18,384
0.664% due 06/25/2035	3,800	3,413
Chase Funding Mortgage Loan Asset-Backed Certificates
0.764% due 02/25/2033	53	51
0.844% due 08/25/2032	845	765
0.864% due 11/25/2032	23	21
0.944% due 10/25/2032	275	255
4.396% due 02/25/2030	149	150
4.499% due 11/25/2034	13	13
Chase Issuance Trust
1.403% due 05/15/2015	100	100
1.780% due 09/15/2015	1,200	1,209
CIT Group Home Equity Loan Trust
1.254% due 09/25/2030	3,995	3,271
CIT Mortgage Loan Trust
1.454% due 10/25/2037	1,253	1,239
Citibank Credit Card Issuance Trust
4.850% due 04/22/2015	125	125
Citibank Omni Master Trust
2.953% due 08/15/2018	87,740	90,851
4.900% due 11/15/2018	175,000	187,189
5.350% due 08/15/2018	25,000	26,636
Citigroup Mortgage Loan Trust, Inc.
0.264% due 05/25/2037	741	734
0.264% due 07/25/2045	4,853	3,609
0.274% due 05/25/2037	7,307	5,504
0.314% due 08/25/2036	48	48
0.354% due 10/25/2036	6,129	6,064
0.364% due 09/25/2036	7,475	3,772
0.374% due 07/25/2045	16,200	8,217
0.404% due 05/25/2037	8,000	3,968
0.454% due 08/25/2036	24,500	11,295
0.464% due 09/25/2036	5,344	2,704
0.464% due 07/25/2045	7,717	3,782
0.474% due 05/25/2037	17,700	9,105
0.604% due 11/25/2046	6,791	5,080
1.179% due 11/25/2034	19,504	18,307
5.764% due 01/25/2037	2,011	1,352
Columbus Nova CLO Ltd.
0.540% due 05/16/2019	4,870	4,802
Commercial Industrial Finance Corp.
0.552% due 05/10/2021	10,600	10,379
Concord Real Estate CDO Ltd.
0.484% due 12/25/2046	13,657	13,022
Conseco Finance
0.653% due 05/15/2032	61	60
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	116	121
6.681% due 12/01/2033	260	270
7.490% due 07/01/2031	630	675
Conseco Financial Corp.
6.240% due 12/01/2028	272	283
6.870% due 04/01/2030	490	526
7.140% due 01/15/2029	32	34
Countrywide Asset-Backed Certificates
0.324% due 06/25/2047	35,229	34,297
0.334% due 06/25/2047	3,747	3,685
0.354% due 01/25/2037	14,143	12,233
0.354% due 02/25/2037	28,823	26,221
0.354% due 05/25/2037	23,794	19,688
0.354% due 01/25/2045	19,927	19,633
0.354% due 06/25/2047	61,150	46,466
0.364% due 01/25/2034	5,000	3,872
0.364% due 03/25/2037	7,353	6,401

See Accompanying Notes	27

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.364% due 01/25/2046		$6,257	$5,241
0.374% due 05/25/2037		54,800	44,048
0.374% due 06/25/2047		13,400	10,503
0.384% due 08/25/2036		1,296	1,252
0.384% due 09/25/2036		4,499	4,477
0.394% due 06/25/2036		14,075	13,553
0.424% due 06/25/2037		11,000	4,574
0.444% due 03/25/2037		14,200	4,362
0.454% due 04/25/2036		12,578	12,227
0.454% due 05/25/2036		7,749	7,577
0.474% due 01/25/2036		1,380	1,262
0.494% due 06/25/2036		4,440	3,213
0.494% due 07/25/2036		7,400	5,003
0.494% due 08/25/2036		8,697	3,993
0.504% due 08/25/2035		6,343	5,940
0.504% due 06/25/2036		9,400	6,443
0.514% due 09/25/2037		7,200	2,403
0.544% due 04/25/2036		10,159	7,974
0.544% due 12/25/2036 ^		84	45
0.554% due 05/25/2036		33,100	28,826
0.574% due 11/25/2033		9	9
0.574% due 12/25/2034		3,831	3,733
0.589% due 11/25/2035		10,438	9,294
0.594% due 11/25/2034		3,221	3,132
0.604% due 08/25/2034		853	808
0.654% due 11/25/2034		1,111	1,068
0.654% due 04/25/2036		5,000	3,770
0.684% due 12/25/2031		335	220
0.704% due 08/25/2047		20,000	19,674
0.734% due 05/25/2035		4,213	4,175
0.804% due 07/25/2035		19,000	17,202
0.904% due 11/25/2035		2,000	1,183
0.944% due 05/25/2032		22	20
1.179% due 11/25/2034		6,000	4,858
2.604% due 01/25/2034		22,168	17,010
4.693% due 10/25/2035		12,970	12,557
4.740% due 10/25/2035		1,530	1,524
5.085% due 04/25/2036		2,379	2,340
5.103% due 05/25/2035		3,500	3,355
5.210% due 02/25/2036		11,000	9,039
5.526% due 07/25/2036		14,857	14,148
5.627% due 10/25/2046		46,145	40,178
5.714% due 07/25/2036		4,200	3,431
5.714% due 04/25/2047		10,126	7,280
Credit Suisse First Boston Mortgage Securities Corp.
0.824% due 01/25/2032		1,042	928
0.904% due 07/25/2032		54	40
0.944% due 08/25/2032		2,042	1,611
1.004% due 05/25/2043		1,665	1,483
Credit-Based Asset Servicing and Securitization LLC
0.264% due 11/25/2036		171	85
0.274% due 01/25/2037 ^		42	15
0.324% due 07/25/2037		570	293
0.354% due 11/25/2036		16,487	8,363
0.454% due 07/25/2036		10,000	5,881
0.454% due 04/25/2037		1,752	972
1.304% due 04/25/2032		309	289
4.602% due 03/25/2037 ^		7,925	4,474
4.670% due 08/25/2035		58	59
6.280% due 05/25/2035		1,793	1,845
CSAM Funding
0.744% due 10/15/2016		3,598	3,605
Delta Funding Home Equity Loan Trust
1.023% due 09/15/2029		210	176
Denver Arena Trust
6.940% due 11/15/2019		1,381	1,429
Dryden Leveraged Loan CDO
0.613% due 01/25/2022	EUR	9,128	11,497

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Educational Services of America, Inc.
1.151% due 07/25/2023		$41,740	$42,381
EFS Volunteer LLC
1.151% due 10/26/2026		28,961	28,959
EMC Mortgage Loan Trust
0.654% due 12/25/2042		2,291	1,935
0.654% due 05/25/2043		664	585
0.944% due 05/25/2040		47	44
Equity One ABS, Inc.
0.764% due 11/25/2032		5,622	5,135
Eurocredit CDO BV
0.686% due 02/22/2020	EUR	16,072	20,300
Fieldstone Mortgage Investment Trust
0.364% due 11/25/2036		$17,027	8,411
First Alliance Mortgage Loan Trust
0.963% due 03/20/2031		274	227
First Franklin Mortgage Loan Trust
0.264% due 10/25/2036		17	17
0.344% due 09/25/2036		1,801	1,533
0.444% due 10/25/2036		8,700	4,976
0.484% due 10/25/2035		1,618	1,616
0.604% due 04/25/2035		508	508
0.674% due 07/25/2035		825	812
0.684% due 12/25/2035		3,500	3,082
1.104% due 03/25/2034		6,222	5,468
1.629% due 10/25/2034		2,916	1,908
First NLC Trust
0.274% due 08/25/2037		1,564	781
0.474% due 02/25/2036		19,874	18,084
Ford Auto Securitization Trust
1.960% due 07/15/2015	CAD	37,808	37,584
Ford Credit Auto Owner Trust
2.980% due 08/15/2014		$2,158	2,171
Fraser Sullivan CLO Ltd.
0.540% due 03/15/2020		25,915	25,715
Fremont Home Loan Trust
0.264% due 01/25/2037		43	22
0.354% due 01/25/2037		9,441	4,793
0.374% due 02/25/2036		26,859	19,600
0.374% due 02/25/2037		14,300	7,097
0.444% due 02/25/2037		28,906	14,485
0.454% due 05/25/2036		16,103	6,755
0.534% due 01/25/2036		18,955	11,990
GCO Education Loan Funding Trust
0.368% due 11/25/2020		992	989
GE-WMC Mortgage Securities LLC
0.244% due 08/25/2036		13	5
Globaldrive BV
1.719% due 04/20/2018	EUR	16,830	21,766
GMAC Mortgage Corp. Loan Trust
7.000% due 09/25/2037		$174	160
Greenpoint Manufactured Housing
7.270% due 06/15/2029		538	527
8.300% due 10/15/2026		500	551
Grosvenor Place CLO BV
0.552% due 03/28/2023	EUR	127,000	158,426
GSAA Trust
0.374% due 09/25/2036		$5,218	2,664
0.434% due 03/25/2036		20,981	17,373
0.504% due 03/25/2037		4,260	2,609
0.504% due 05/25/2047		827	557
0.574% due 06/25/2035		9,248	8,809
0.654% due 08/25/2037		13,945	11,354
4.785% due 06/25/2034		92	95
5.486% due 03/25/2036		18,457	13,943
5.995% due 03/25/2046 ^		24,848	20,020

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
GSAMP Trust
0.274% due 12/25/2036		$345	$171
0.304% due 12/25/2046		21,704	11,409
0.354% due 08/25/2036		33,500	20,904
0.354% due 12/25/2046		4,781	2,535
0.384% due 11/25/2035		620	121
0.434% due 03/25/2047		10,726	4,446
0.444% due 08/25/2036		4,000	2,531
0.474% due 04/25/2036		5,500	2,797
0.544% due 01/25/2035		288	282
0.574% due 03/25/2047		2,000	1,076
0.874% due 06/25/2035		4,036	3,967
1.054% due 02/25/2047		73,522	60,613
GSC Partners CDO Fund Ltd.
0.669% due 11/20/2016		1,237	1,239
GSRPM Mortgage Loan Trust
1.604% due 01/25/2032		107	107
Gulf Stream Sextant CLO Ltd.
0.519% due 08/21/2020		13,098	13,023
Halcyon Structured Asset Management Long/Short Ltd.
0.521% due 08/07/2021		169,375	167,536
Harbourmaster CLO Ltd.
0.463% due 06/15/2020	EUR	15,908	20,109
Hewett’s Island CDO Ltd.
0.562% due 08/09/2017		$3,633	3,623
Hewett’s Island CLO Ltd.
0.524% due 12/05/2018		3,361	3,305
Home Equity Asset Trust
0.264% due 05/25/2037		711	707
0.374% due 08/25/2036		5,759	5,649
0.389% due 07/25/2037		8,100	7,225
0.694% due 12/25/2035		12,200	10,287
0.804% due 11/25/2032		154	112
Home Equity Mortgage Loan Asset-Backed Trust
0.444% due 04/25/2047		15,000	8,106
HSBC Home Equity Loan Trust
0.353% due 03/20/2036		9,385	9,307
0.363% due 01/20/2036		6,038	5,926
0.473% due 01/20/2035		1,844	1,797
0.493% due 01/20/2034		34,931	34,783
HSI Asset Loan Obligation Trust
0.264% due 12/25/2036		155	54
HSI Asset Securitization Corp. Trust
0.254% due 10/25/2036		323	159
0.384% due 04/25/2037		54,858	30,155
Hyde Park CDO BV
0.568% due 06/14/2022	EUR	15,245	19,124
ICE EM CLO
0.815% due 08/15/2022		$122,000	116,200
IMC Home Equity Loan Trust
5.394% due 07/25/2026		44	39
7.310% due 11/20/2028		20	20
7.520% due 08/20/2028		15	15
Indymac Residential Asset-Backed Trust
0.414% due 04/25/2037		6,600	3,899
0.444% due 11/25/2036		24,500	12,274
0.454% due 03/25/2036		13,960	13,159
IXIS Real Estate Capital Trust
0.544% due 02/25/2036		382	371
JPMorgan Mortgage Acquisition Corp.
0.264% due 03/25/2047		1,499	1,405
0.284% due 08/25/2036		400	149
0.284% due 03/25/2037		6	6
0.351% due 07/25/2036		28,016	13,239
0.364% due 07/25/2036		10,459	5,078
0.394% due 05/25/2035		468	449

28	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.394% due 03/25/2047		$25,812	$13,382
0.464% due 05/25/2037		4,600	3,069
Jubilee CDO BV
0.536% due 09/20/2022	EUR	16,446	20,506
0.806% due 10/15/2019		6,772	8,617
Jubilee CDO I-R BV
0.580% due 07/30/2024		6,400	7,810
L.A. Arena Funding LLC
7.656% due 12/15/2026		$175	201
Landmark CDO Ltd.
0.587% due 06/01/2017		1,285	1,278
LCM Ltd.
0.512% due 03/21/2019		18,200	17,918
Lehman ABS Mortgage Loan Trust
0.294% due 06/25/2037		6,004	3,431
Lehman XS Trust
0.374% due 10/25/2036		21,914	17,996
0.374% due 12/25/2036 ^		3,430	2,160
0.394% due 11/25/2046		547	418
0.404% due 08/25/2046		25,470	19,253
0.434% due 04/25/2046		32,345	22,591
0.464% due 02/25/2046		6,111	4,196
0.474% due 12/25/2035		121	104
0.484% due 08/25/2035		41	38
1.704% due 07/25/2035		10,635	10,080
5.420% due 11/25/2035		1,711	1,695
Long Beach Mortgage Loan Trust
0.764% due 10/25/2034		5,242	4,701
1.029% due 06/25/2035		2,006	1,964
1.134% due 04/25/2035		6,000	5,589
Magi Funding PLC
0.671% due 04/11/2021	EUR	58,991	73,955
Marathon CLO Ltd.
0.550% due 12/20/2019		$27,194	26,864
Massachusetts Educational Financing Authority
1.251% due 04/25/2038		6,275	6,342
MASTR Asset-Backed Securities Trust
0.254% due 01/25/2037		153	49
0.284% due 05/25/2037		105	104
0.434% due 02/25/2036		6,843	6,763
0.444% due 03/25/2036		10,700	5,481
0.504% due 05/25/2037		26,147	22,764
5.471% due 11/25/2035		3,890	3,810
5.719% due 02/25/2036		9,221	9,313
MASTR Specialized Loan Trust
0.604% due 07/25/2034		592	578
Merrill Lynch First Franklin Mortgage Loan Trust
0.374% due 04/25/2037		5,061	2,788
Merrill Lynch Mortgage Investors Trust
0.264% due 11/25/2037		2,894	1,319
0.274% due 04/25/2047		21,597	11,189
0.314% due 03/25/2037		10,188	7,032
0.324% due 02/25/2037		1,548	588
0.354% due 08/25/2037		70,000	34,267
0.374% due 07/25/2037		8,000	3,636
0.464% due 03/25/2037		75,100	39,448
0.524% due 03/25/2037		3,000	1,593
MESA Trust
1.004% due 12/25/2031		1,253	966
Mid-State Trust
6.005% due 08/15/2037		425	462
7.340% due 07/01/2035		849	917
7.791% due 03/15/2038		3,191	3,338
8.330% due 04/01/2030		1,735	1,804
Morgan Stanley ABS Capital
0.254% due 07/25/2036		353	139
0.264% due 12/25/2036		4,757	2,518

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.264% due 05/25/2037	$3,153	$1,690
0.294% due 01/25/2037	9,039	4,619
0.304% due 11/25/2036	2,999	2,145
0.314% due 03/25/2037	10,907	4,708
0.344% due 10/25/2036	42,560	22,733
0.354% due 09/25/2036	14,300	5,701
0.354% due 10/25/2036	10,800	5,279
0.354% due 11/25/2036	26,000	13,637
0.354% due 12/25/2036	3,836	2,055
0.364% due 09/25/2036	6,000	2,942
0.384% due 03/25/2037	7,392	3,226
0.424% due 10/25/2036	4,000	2,161
0.434% due 09/25/2036	4,482	2,315
0.434% due 10/25/2036	2,500	1,243
0.434% due 02/25/2037	15,909	7,376
0.454% due 08/25/2036	25,200	11,513
0.454% due 03/25/2037	52,042	22,967
0.454% due 05/25/2037	5,650	3,024
0.544% due 03/25/2037	5,421	2,426
0.564% due 02/25/2037	12,820	6,066
0.634% due 09/25/2035	3,000	2,330
0.944% due 01/25/2034	106	104
1.004% due 07/25/2037	8,431	7,651
1.059% due 03/25/2034	7,934	7,418
1.104% due 05/25/2034	17,996	16,601
1.149% due 06/25/2034	3,948	3,806
1.204% due 03/25/2033	1,977	1,808
1.224% due 08/25/2034	1,015	951
Morgan Stanley Dean Witter Capital
1.479% due 09/25/2032	3,755	3,503
1.554% due 02/25/2033	2,229	1,994
Morgan Stanley Home Equity Loan Trust
0.434% due 04/25/2037	10,000	5,271
0.554% due 04/25/2037	7,513	4,021
Morgan Stanley IXIS Real Estate Capital Trust
0.254% due 11/25/2036	9	4
0.314% due 11/25/2036	182	81
Morgan Stanley Mortgage Loan Trust
0.274% due 01/25/2047	13	12
0.284% due 11/25/2036	5,603	2,609
0.434% due 02/25/2037	1,119	617
0.564% due 04/25/2037	4,889	2,512
5.577% due 10/25/2046 ^	2,419	1,494
5.726% due 10/25/2036 ^	2,219	1,314
5.750% due 11/25/2036 ^	2,659	1,497
5.750% due 04/25/2037 ^	1,382	1,164
6.000% due 07/25/2047 ^	1,482	1,177
Nelnet Student Loan Trust
1.001% due 07/25/2018	16,314	16,382
1.231% due 10/25/2019	5,000	5,075
New Century Home Equity Loan Trust
0.464% due 06/25/2035	810	804
0.474% due 09/25/2035	3,239	3,214
0.484% due 10/25/2035	10,486	10,150
1.089% due 05/25/2034	2,761	2,580
3.204% due 01/25/2033	6,995	5,942
Nomura Home Equity Loan, Inc.
0.534% due 10/25/2036	31,142	10,662
Novastar Home Equity Loan
0.304% due 01/25/2037	6,165	2,383
0.324% due 11/25/2036	2,131	826
0.354% due 09/25/2036	27,862	13,106
0.354% due 03/25/2037	6,952	3,450
0.374% due 11/25/2036	15,460	6,045
0.384% due 03/25/2037	5,755	2,870
0.414% due 01/25/2037	27,732	10,939
0.454% due 10/25/2036	8,828	3,949
0.914% due 12/25/2033	1,202	1,152

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
NYLIM Flatiron CLO Ltd.
0.513% due 08/08/2020		$10,750	$10,550
Oakwood Mortgage Investors, Inc.
7.650% due 04/15/2027		47	47
Octagon Investment Partners Ltd.
0.647% due 12/02/2016		8	8
Option One Mortgage Loan Trust
0.344% due 01/25/2037		27,628	14,238
0.384% due 04/25/2037		11,308	6,881
0.444% due 04/25/2037		5,000	2,562
0.454% due 07/25/2037		5,000	2,633
Ownit Mortgage Loan Trust
0.354% due 05/25/2037		28,475	13,759
Palisades CDO Ltd.
0.662% due 07/22/2039		46,669	42,936
Panhandle-Plains Higher Education Authority, Inc.
1.414% due 10/01/2035		29,791	30,234
Park Place Securities, Inc.
0.464% due 09/25/2035		247	240
0.754% due 03/25/2035		8,000	7,098
0.854% due 10/25/2034		10,700	10,479
Penta CLO S.A.
0.564% due 06/04/2024	EUR	58,970	71,674
People’s Choice Home Loan Securities Trust
1.149% due 05/25/2035		$7,000	3,601
1.554% due 01/25/2035		6,500	4,531
Popular ABS Mortgage Pass-Through Trust
0.294% due 06/25/2047		10,803	9,603
0.414% due 01/25/2037		7,000	4,965
Primus CLO Ltd.
0.537% due 07/15/2021		163,977	158,356
RAAC Series
0.474% due 05/25/2036		2,694	2,287
0.604% due 06/25/2047		1,700	1,490
1.404% due 09/25/2047		9,617	9,417
Renaissance Home Equity Loan Trust
0.564% due 11/25/2034		457	433
0.704% due 12/25/2033		246	247
0.904% due 08/25/2032		104	91
5.565% due 02/25/2036		12	10
Residential Asset Mortgage Products Trust
0.374% due 05/25/2036		2,178	2,148
0.484% due 05/25/2037		23,415	17,498
0.504% due 03/25/2036		34,000	21,702
0.714% due 06/25/2035		4,090	3,710
5.072% due 04/25/2034		1,482	1,539
Residential Asset Securities Corp. Trust
0.354% due 08/25/2036		3,476	2,959
0.354% due 09/25/2036		5,731	5,585
0.364% due 06/25/2036		3,051	2,800
0.364% due 07/25/2036		4,937	4,769
0.384% due 04/25/2036		7,227	6,734
0.384% due 04/25/2037		24,208	23,675
0.454% due 08/25/2036		23,900	15,451
0.454% due 04/25/2037		14,000	11,074
0.474% due 07/25/2036		12,000	5,146
0.644% due 11/25/2035		6,840	5,574
0.674% due 09/25/2035		3,000	2,089
0.704% due 07/25/2032 ^		5	4
1.029% due 07/25/2034		2,105	1,920
Residential Mortgage Loan Trust
1.704% due 09/25/2029		12	12
RMF Euro CDO S.A.
0.561% due 09/11/2022	EUR	13,795	17,344
0.814% due 02/25/2015		7,773	9,850

See Accompanying Notes	29

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SACO, Inc.
0.624% due 03/25/2036		$110	$88
0.704% due 12/25/2035		117	101
Salomon Brothers Mortgage Securities, Inc.
0.764% due 09/25/2028		736	717
Saxon Asset Securities Trust
0.374% due 10/25/2046		25,060	18,614
0.724% due 08/25/2032		19	19
Securitized Asset-Backed Receivables LLC
0.244% due 01/25/2037		65	63
0.264% due 12/25/2036 ^		338	104
0.334% due 05/25/2037 ^		1,172	648
0.454% due 03/25/2036		15,310	8,647
1.164% due 01/25/2036		5,000	3,478
SG Mortgage Securities Trust
0.354% due 10/25/2036		20,988	10,232
Sherwood Castle Funding PLC
0.413% due 03/15/2016	EUR	18,000	23,022
0.687% due 06/15/2016	GBP	5,200	7,871
SLC Student Loan Trust
1.180% due 06/15/2021		$4,300	4,387
4.750% due 06/15/2033		27,170	25,807
SLM Student Loan Trust
0.301% due 07/25/2017		5,574	5,567
0.381% due 10/25/2021		6,735	6,735
0.391% due 10/25/2022		1,611	1,612
0.411% due 04/25/2017		91	91
0.420% due 03/15/2017		901	899
0.431% due 01/25/2019		3,817	3,817
0.441% due 04/25/2017		2,136	2,136
0.451% due 01/25/2021		80,939	80,900
0.463% due 12/15/2023	EUR	142	178
0.471% due 04/27/2020		$8,083	8,085
0.473% due 09/15/2021	EUR	8,573	10,951
0.473% due 06/17/2024		28,522	35,754
0.631% due 01/25/2022		$12,000	11,864
0.701% due 04/25/2023		20,000	20,167
0.759% due 10/26/2026	EUR	2,500	3,116
0.801% due 10/25/2017		$67,384	67,840
0.851% due 10/25/2017		84	85
0.951% due 04/25/2019		700	699
1.051% due 01/25/2019		40,000	40,162
1.201% due 07/25/2023		700	702
1.401% due 10/25/2016		486	488
1.401% due 07/25/2023		5,000	5,081
1.480% due 12/15/2033		28,160	27,848
1.601% due 01/25/2018		1,490	1,516
1.603% due 12/15/2023		26,201	26,530
1.801% due 04/25/2023		718,791	748,557
2.001% due 07/25/2023		3,075	3,247
2.453% due 06/16/2042		18,000	18,728
2.853% due 12/16/2019		42,483	43,653
3.200% due 05/16/2044		4,473	4,683
3.453% due 05/16/2044		50,909	53,996
3.500% due 08/17/2043		74,206	71,198

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Soundview Home Loan Trust
0.264% due 11/25/2036	$1,357	$519
0.284% due 06/25/2037	469	447
0.364% due 01/25/2037	7,000	4,194
0.384% due 08/25/2037	4,000	2,585
0.414% due 06/25/2037	28,400	13,862
0.444% due 07/25/2036	10,000	5,370
0.454% due 08/25/2037	3,828	1,648
0.464% due 02/25/2037	15,251	6,457
0.484% due 06/25/2037	23,637	11,508
0.504% due 11/25/2035	8	7
South Carolina Student Loan Corp.
0.837% due 03/01/2018	1,050	1,053
1.037% due 03/02/2020	700	704
1.287% due 09/03/2024	600	611
Specialty Underwriting & Residential Finance
0.264% due 01/25/2038	359	349
0.304% due 11/25/2037	1,534	1,160
0.504% due 12/25/2036	9,514	6,400
0.554% due 09/25/2036	4,863	4,764
0.884% due 01/25/2034	23	20
5.850% due 02/25/2037	8,936	5,213
Stone Tower CLO Ltd.
0.533% due 04/17/2021	5,000	4,842
Structured Asset Investment Loan Trust
0.354% due 09/25/2036	32,440	24,256
0.364% due 05/25/2036	4,438	3,116
0.564% due 10/25/2035	8,540	8,282
0.904% due 04/25/2033	2,194	2,114
1.104% due 01/25/2035	49,123	48,816
1.134% due 01/25/2035	46,787	36,514
1.179% due 01/25/2035	10,188	2,338
1.329% due 01/25/2035	3,957	142
1.584% due 04/25/2033	3,154	2,720
1.779% due 01/25/2035	4,313	95
1.929% due 01/25/2035	5,776	72
2.154% due 01/25/2035	2,882	21
Structured Asset Securities Corp.
0.304% due 01/25/2037	315	283
0.314% due 01/25/2037	8,726	8,419
0.344% due 05/25/2047	9,438	7,658
0.354% due 05/25/2037	425	419
0.374% due 12/25/2036	21,000	14,512
0.384% due 01/25/2037	4,218	1,906
0.504% due 06/25/2035	4,149	3,617
0.604% due 05/25/2034	7	6
0.784% due 01/25/2033	3,999	3,847
1.704% due 04/25/2035	17,802	16,510
5.180% due 10/25/2034	2,761	2,873
5.410% due 06/25/2033	74	74

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Symphony CLO Ltd.
0.530% due 05/15/2019		$92,000	$90,970
Triaxx Prime CDO
0.464% due 10/02/2039		173,878	124,323
Trimaran CLO Ltd.
0.549% due 11/01/2018		9,349	9,234
Wachovia Loan Trust
0.564% due 05/25/2035		1,861	1,684
Washington Mutual Asset-Backed Certificates Trust
0.264% due 10/25/2036		2,486	995
Wind River CLO Ltd.
0.610% due 12/19/2016		1,804	1,798
WMC Mortgage Loan Pass-Through Certificates
0.883% due 05/15/2030		1,819	1,765
Wood Street CLO BV
0.587% due 03/29/2021	EUR	30,859	38,774

Total Asset-Backed Securities (Cost $6,017,197)			6,293,342

SOVEREIGN ISSUES 12.7%
1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		$14,300	15,171
Autonomous Community of Catalonia
2.125% due 10/01/2014	CHF	4,000	4,074
3.875% due 04/07/2015	EUR	10,650	13,321
3.875% due 09/15/2015		3,285	4,100
4.125% due 04/23/2013		2,200	2,811
4.300% due 11/15/2016		4,750	5,885
4.950% due 02/11/2020		1,750	1,991
Autonomous Community of Madrid Spain
4.200% due 09/24/2014		113,000	147,746
4.305% due 03/06/2014		55,600	73,088
5.750% due 02/01/2018		27,900	37,015
Autonomous Community of Valencia Spain
3.250% due 07/06/2015		2,713	3,342
4.000% due 11/02/2016		4,900	5,956
4.375% due 07/16/2015		3,507	4,420
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		46,200	64,255
5.500% due 07/12/2020		$600	679
6.369% due 06/16/2018		10,000	11,600
6.500% due 06/10/2019		5,000	5,887
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	10,729,413	5,438,482
10.000% due 01/01/2021		774,465	389,745
10.000% due 01/01/2023		125,201	62,681

30	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Hydro-Quebec
0.563% due 09/30/2013 (g)		$5,600	$4,148
8.400% due 01/15/2022		150	215
Indonesia Government International Bond
6.750% due 03/10/2014		5,000	5,244
6.875% due 03/09/2017		3,000	3,499
7.250% due 04/20/2015		12,800	14,224
7.500% due 01/15/2016		21,037	24,193
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (f)	EUR	30,586	37,836
2.100% due 09/15/2021 (f)		78,113	93,104
2.500% due 03/01/2015		779,400	1,007,009
2.750% due 12/01/2015		239,900	308,835
3.000% due 04/15/2015		113,100	147,282
3.000% due 06/15/2015		300,000	389,827
3.000% due 11/01/2015 (k)		456,800	593,689
3.500% due 11/01/2017		560,800	720,031
3.750% due 08/01/2015		728,200	961,090
3.750% due 04/15/2016		465,200	615,656
3.750% due 08/01/2016		426,400	562,910
4.000% due 02/01/2017		137,100	181,316
4.250% due 07/01/2014		450,000	594,564
4.250% due 08/01/2014		263,000	348,649
4.250% due 02/01/2015		234,300	312,440
4.500% due 07/15/2015		1,248,950	1,673,173
4.500% due 03/01/2026 (k)		23,600	29,706
4.750% due 09/15/2016		1,146,000	1,557,729
4.750% due 05/01/2017		894,700	1,206,658
4.750% due 06/01/2017		1,187,200	1,601,358
5.000% due 03/01/2025		50,000	65,706
5.250% due 08/01/2017		213,400	293,864
5.500% due 11/01/2022		35,600	48,538
6.000% due 11/15/2014		358,400	489,585

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Italy Certificati Di Credito Del Tesoro
0.000% due 05/30/2014	EUR	434,600	$547,789
0.000% due 09/30/2014		404,200	504,368
Italy Government International Bond
2.125% due 09/16/2013		$12,500	12,534
4.750% due 01/25/2016		2,000	2,106
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	32,200	43,204
6.505% due 03/01/2019		32,400	43,657
Korea Housing Finance Corp.
4.125% due 12/15/2015		$95,800	103,420
Mexico Government International Bond
4.050% due 03/19/2015	MXN	100,000	8,105
4.250% due 07/14/2017	EUR	28,400	40,482
4.490% due 01/04/2018	MXN	125,000	10,068
5.000% due 06/15/2017		1,295,000	106,646
6.000% due 06/18/2015		386,600	32,519
6.250% due 06/16/2016		5,653,100	482,995
7.750% due 12/14/2017		438,170	40,185
9.000% due 06/20/2013		9,401,000	770,014
10.000% due 12/05/2024		8,574,100	999,937
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	10,000	12,676
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	25,000	22,516
Panama Government International Bond
7.250% due 03/15/2015		$20,700	23,132
Province of British Columbia
3.700% due 12/18/2020	CAD	10,000	10,831
4.300% due 06/18/2042		36,600	41,451
Province of Ontario
1.600% due 09/21/2016		$8,200	8,445
1.650% due 09/27/2019		104,500	104,618
1.900% due 09/08/2017	CAD	50,000	49,500
2.450% due 06/29/2022		$10,000	10,054
2.850% due 06/02/2023	CAD	109,400	108,129
3.000% due 07/16/2018		$17,300	18,810
3.150% due 06/02/2022	CAD	1,233,700	1,263,112
4.000% due 10/07/2019		$34,655	39,623
4.000% due 06/02/2021	CAD	1,234,800	1,351,443
4.200% due 03/08/2018		77,400	84,585

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.200% due 06/02/2020	CAD	574,200	$635,678
4.300% due 03/08/2017		334,700	362,669
4.400% due 06/02/2019		204,875	228,179
4.400% due 04/14/2020		$18,900	22,121
4.600% due 06/02/2039	CAD	120,460	139,590
4.650% due 06/02/2041		282,000	332,417
4.700% due 06/02/2037		49,700	57,972
5.500% due 06/02/2018		71,100	82,115
5.600% due 06/02/2035		75,000	97,270
5.850% due 03/08/2033		165,000	217,875
6.200% due 06/02/2031		5,000	6,774
6.500% due 03/08/2029		26,200	36,004
7.600% due 06/02/2027		20,000	29,462
Province of Quebec
2.625% due 02/13/2023		$25,000	25,186
2.750% due 08/25/2021		172,200	179,225
3.000% due 09/01/2023	CAD	48,100	47,705
3.500% due 07/29/2020		$10,800	11,987
3.500% due 12/01/2022	CAD	706,753	737,100
4.250% due 12/01/2021		694,200	768,745
4.250% due 12/01/2043		62,600	68,569
4.500% due 12/01/2016		20,700	22,482
4.500% due 12/01/2017		102,300	112,662
4.500% due 12/01/2018		255,500	284,352
4.500% due 12/01/2019		357,000	399,802
4.500% due 12/01/2020		1,241,100	1,396,416
4.625% due 05/14/2018		$1,000	1,168
5.000% due 12/01/2041	CAD	25,000	30,434
5.750% due 12/01/2036		25,000	32,666
7.500% due 09/15/2029		$210	315
Qatar Government International Bond
4.000% due 01/20/2015		65,000	68,672
5.150% due 04/09/2014		9,100	9,498
5.250% due 01/20/2020		85,200	99,727
Republic of Korea
5.750% due 04/16/2014		10,000	10,515

See Accompanying Notes	31

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Spain Government International Bond
3.000% due 04/30/2015	EUR	42,700	$55,368
3.150% due 01/31/2016		42,200	54,427
3.750% due 10/31/2015		1,230,800	1,611,623
3.800% due 01/31/2017		10,400	13,505
4.000% due 07/30/2015		430,200	568,906
4.250% due 10/31/2016		293,100	386,636
4.400% due 01/31/2015 (k)		163,900	218,478
4.750% due 07/30/2014		50,000	66,560
Xunta de Galicia
5.763% due 04/03/2017		104,300	138,397
6.131% due 04/03/2018		61,600	82,473
6.964% due 12/28/2017		600	831

Total Sovereign Issues (Cost $36,842,523)			36,833,837

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.		144,918	186,763

7.500% due 12/31/2049 (g)

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (d)		8,712,560	0
6.250% due 07/14/2033 (d)		475,440	0

			0

Total Convertible Preferred Securities (Cost $166,446)			186,763

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 04/29/2013 (g)		8,000	7,912
7.250% due 02/07/2033		2,654,829	67,672
7.300% due 03/09/2031		1,573,542	40,126
7.350% due 08/08/2032		517,462	13,252
Citigroup Capital
7.875% due 10/30/2040		900,000	25,731
Santander Finance Preferred S.A.U.
10.500% due 09/29/2014 (g)		1,200,000	32,712
SLM Corp. CPI Linked Security
3.740% due 03/15/2017		4,700	116

			187,521

INDUSTRIALS 0.0%
CoBank ACB
6.250% due 10/01/2022 (g)		40,000	4,271

Total Preferred Securities (Cost $183,494)			191,792

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 6.0%

CERTIFICATES OF DEPOSIT 0.6%
Abbey National Treasury Services PLC
1.572% due 04/25/2013	$26,570	$26,593
1.631% due 06/10/2013	55,500	55,636
Banco do Brasil S.A.
0.000% due 01/24/2014	176,800	175,256
0.000% due 03/27/2014	62,000	61,245
Dexia Credit Local S.A.
1.400% due 09/20/2013	446,700	447,992
1.500% due 09/27/2013	395,400	396,789
1.650% due 09/12/2013	3,700	3,715
1.700% due 09/06/2013	114,600	115,059
Itau Unibanco Holding S.A.
0.000% due 10/31/2013	262,300	260,138
0.000% due 11/01/2013	109,650	108,572
0.000% due 11/08/2013	113,300	112,150

		1,763,145

COMMERCIAL PAPER 0.5%
British Telecommunications PLC
1.730% due 06/05/2013	50,000	49,968
Daimler Finance North America LLC
0.870% due 11/05/2013	20,000	19,932
0.950% due 11/05/2013	36,250	36,127
Electricite de France S.A.
0.800% due 01/10/2014	17,400	17,326
0.810% due 01/10/2014	11,915	11,864
Ford Motor Credit Co. LLC
1.020% due 04/02/2013	35,000	34,999
1.020% due 04/08/2013	75,000	74,985
1.020% due 04/09/2013	25,000	24,994
1.021% due 11/22/2013	260,400	258,587
1.030% due 05/01/2013	21,125	21,107
1.040% due 05/20/2013	800	799
Nisource Finance Corp.
1.050% due 04/01/2013	20,000	20,000
Santander S.A.
2.200% due 04/02/2013	196,800	196,788
3.100% due 10/01/2013	787,900	783,944

		1,551,420

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.210% due 04/01/2013	$2,500	$2,500
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.625% due 05/31/2017 valued at $2,556. Repurchase proceeds are $2,500.)
Barclays, Inc.
0.210% due 04/01/2013	251,000	251,000

(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $255,124 and U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $1,021. Repurchase proceeds are $251,006.)

BNP Paribas Securities Corp.
0.260% due 04/01/2013	1,500	1,500
(Dated 03/28/2013. Collateralized by Fannie Mae 3.000% due 03/01/2043 valued at $1,558. Repurchase proceeds are $1,500.)
Citigroup Global Markets, Inc.
0.200% due 04/01/2013	20,800	20,800
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.250% due 06/30/2014 valued at $21,232. Repurchase proceeds are $20,800)
0.220% due 04/01/2013	1,000	1,000
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.125% due 12/31/2013 valued at $1,025. Repurchase proceeds are $1,000)
0.240% due 04/01/2013	3,000	3,000
(Dated 03/28/2013. Collateralized by Freddie Mac 1.020% due 10/16/2017 valued at $3,064. Repurchase proceeds are $3,000)
JPMorgan Securities, Inc.
0.240% due 04/01/2013	1,000	1,000
(Dated 03/28/2013. Collateralized by Freddie Mac 2.255% due 12/05/2022 valued at $1,044. Repurchase proceeds are $1,000.)
Morgan Stanley & Co., Inc.
0.220% due 04/01/2013	20,000	20,000
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $20,353. Repurchase proceeds are $20,000.)

32	See Accompanying Notes

March 31, 2013

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
RBS Securities, Inc.
0.210% due 04/01/2013		$49,200	$49,200
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $50,209. Repurchase proceeds are $49,201.)
State Street Bank and Trust Co.
0.010% due 04/01/2013		37,835	37,835
(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $32,095 and Freddie Mac 1.960% due 11/07/2022 valued at $6,500. Repurchase proceeds are $37,835.)

			387,835

SHORT-TERM NOTES 0.0%
Appalachian Power Co.
0.665% due 08/16/2013		7,000	7,008

MEXICO TREASURY BILLS 0.9%
4.288% due 04/04/2013 - 06/13/2013 (e)	MXN	32,488,532	2,623,886

U.S. TREASURY BILLS 0.0%
0.124% due 02/06/2014 (o)		$2,561	2,558

	SHARES	MARKET VALUE (000s)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (h) 3.9%
PIMCO Short-Term Floating NAV Portfolio	79	$1
PIMCO Short-Term Floating NAV Portfolio III	1,120,397,042	11,196,127

		11,196,128

Total Short-Term Instruments (Cost $17,439,690)		17,531,980

Total Investments 112.1% (Cost $313,580,464)		$324,980,830
Written Options (q) (0.0%) (Premiums $496,169)		(108,225)
Other Assets and Liabilities (Net) (12.1%)		(35,047,356)

Net Assets 100.0%		$289,825,249

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity, date shown represents next contractual call date.
(h)	Affiliated to the Fund.
(i)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $3,919,251 at a weighted average interest rate of 0.000%.
(j)	Securities with an aggregate market value of $2,266,110 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount		Payable for Reverse Repurchase Agreements
BRC	(1.250%)	02/28/2013	02/27/2015	$	3,509	$(3,506)
DEU	(0.500%)	03/14/2013	03/13/2015		5,963	(5,961)
	0.120%	03/25/2013	04/08/2013		298,875	(298,882)
	0.140%	03/25/2013	04/04/2013		195,750	(195,755)
RBS	0.020%	03/28/2013	04/01/2013		521,950	(521,951)
	0.050%	03/22/2013	04/03/2013		453,938	(453,944)
RDR	(0.050%)	03/27/2013	04/03/2013		353,500	(353,498)
	0.080%	03/22/2013	04/01/2013		427,388	(427,397)

						$(2,260,894)

(k)	Securities with an aggregate market value of $7,522,081 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.

See Accompanying Notes	33

Schedule of Investments PIMCO Total Return Fund (Cont.)

(l)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount		Payable for Sale-Buyback Financing Transactions (1)
BPS	(0.070%)	03/28/2013	04/05/2013	EUR	170,824	$(219,070)
	(0.010%)	03/22/2013	04/15/2013	$	453,964	(454,311)
	0.050%	03/28/2013	04/05/2013	EUR	468,828	(601,165)
BRC	(0.050%)	03/28/2013	04/01/2013	$	451,431	(451,429)
	(0.020%)	03/28/2013	04/01/2013		250,221	(250,220)
	0.000%	03/28/2013	04/01/2013		501,882	(501,882)
	0.080%	03/20/2013	04/03/2013		573,977	(574,015)
GLM	(0.050%)	03/27/2013	04/02/2013		785,473	(785,494)
	(0.010%)	03/18/2013	04/15/2013		453,302	(453,648)
	(0.010%)	03/27/2013	04/03/2013		389,889	(389,931)
	0.050%	03/18/2013	04/01/2013		357,460	(357,467)
	0.050%	03/19/2013	04/02/2013		162,806	(162,813)
	0.050%	03/26/2013	04/02/2013		449,413	(449,432)
	0.100%	03/15/2013	04/01/2013		353,001	(353,017)
MEI	(0.040%)	04/03/2013	04/04/2013	EUR	20,553	(26,349)
MSC	(0.050%)	03/28/2013	04/01/2013	$	457,347	(457,345)
	(0.040%)	03/28/2013	04/01/2013		49,997	(49,997)
	0.030%	03/28/2013	04/01/2013		393,499	(393,501)
TDM	0.100%	03/15/2013	04/01/2013		596,621	(596,649)

						$(7,527,735)

(1)	Payable for sale-buyback financing transactions includes $1,105 of deferred price drop on sale-buyback financing transactions.

(m)	Securities with an aggregate market value of $226,645 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	1,134	$630
3-Month Euribor June Futures	Long	06/2015	4,329	24
3-Month Euribor March Futures	Long	03/2015	4,711	743
3-Month Euribor September Futures	Long	09/2015	839	68
30-Year Deliverable Interest Rate Swap June Futures	Short	06/2013	200	(60)
90-Day Eurodollar December Futures	Long	12/2013	3,611	264
90-Day Eurodollar December Futures	Long	12/2014	3,434	556
90-Day Eurodollar December Futures	Long	12/2015	99,656	(4,500)
90-Day Eurodollar June Futures	Long	06/2015	146,160	71,044
90-Day Eurodollar June Futures	Long	06/2016	1,869	(213)
90-Day Eurodollar March Futures	Long	03/2015	3,422	708
90-Day Eurodollar March Futures	Long	03/2016	29,021	(1,295)
90-Day Eurodollar September Futures	Long	09/2013	3,025	106
90-Day Eurodollar September Futures	Long	09/2015	27,304	8,123
90-Day Eurodollar September Futures	Long	09/2016	1,245	(196)
Euro-Bund 10-Year Bond June Futures	Short	06/2013	7,243	(20,045)
U.S. Treasury 10-Year Note June Futures	Long	06/2013	69,160	58,606

				$114,563

(n)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $1,233,100 and cash of $54 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Credit Default Swaps on Credit Indices - Buy Protection (2)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)		Market Value (6)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$	328,464	$(19,639)	$(25,671)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017		524,304	(27,984)	(52,369)
CDX.HY-19 5-Year Index	(5.000%	)	12/20/2017		131,700	(5,618)	(4,466)
iTraxx Europe 18 Index	(1.000%	)	12/20/2017	EUR	421,600	3,721	639

						$(49,520)	$(81,867)

34	See Accompanying Notes

March 31, 2013

Credit Default Swaps on Credit Indices - Sell Protection (3)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)		Market Value (6)	Unrealized Appreciation
CDX.BP.IG-19 5-Year Index	1.000%	12/20/2017	$	124,600	$1,088	$58

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$	4,473,200	$492	$5,765
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		35,754,000	264,728	28,027
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		4,122,700	(1,123,935)	38,635
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		8,469,600	486,660	(12,326)
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	65,000	(168)	(415)
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		185,000	151	565

						$(372,072)	$60,251

(o)	Securities with an aggregate market value of $76,747 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.
(p)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Buy Protection (2)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CRH America, Inc.	CBK	(2.590%	)	09/20/2018	2.066%	$	10,000	$(270)	$0	$(270)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	0.893%		6,200	(16)	574	(590)
Domtar Corp.	SOG	(5.000%	)	09/20/2016	1.473%		21,500	(2,618)	(2,701)	83
FBG Finance Ltd.	BRC	(2.140%	)	12/20/2014	0.087%		6,000	(218)	0	(218)
Gap, Inc.	BOA	(5.000%	)	06/20/2021	1.926%		20,000	(4,477)	(2,485)	(1,992)
Gap, Inc.	GST	(5.000%	)	06/20/2021	1.926%		3,000	(671)	(352)	(319)
Hanson Building Materials, Inc.	BPS	(1.000%	)	09/20/2016	0.951%		53,000	(128)	1,683	(1,811)
Hanson Ltd.	BRC	(1.000%	)	09/20/2016	0.951%		20,000	(48)	3,056	(3,104)
Intesa Sanpaolo SpA	JPM	(3.000%	)	09/20/2015	3.016%		6,000	4	192	(188)
iStar Financial, Inc.	MYC	(0.600%	)	12/20/2013	0.448%		10,000	(2)	0	(2)
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	0.971%		44,710	(64)	1,423	(1,487)
Manpower, Inc.	GST	(2.500%	)	06/20/2013	0.365%	EUR	45,500	(338)	(2,684)	2,346
Marks & Spencer PLC	RYL	(0.950%	)	12/20/2017	2.074%	$	2,200	110	400	(290)
Pactiv LLC	MYC	(5.000%	)	06/20/2017	3.390%		9,800	(652)	(677)	25
Tate & Lyle International Finance PLC	BRC	(1.250%	)	12/20/2014	0.306%		12,000	(202)	0	(202)
Universal Corp.	DUB	(1.000%	)	12/20/2014	0.301%		33,000	(410)	580	(990)
UST LLC	BRC	(0.700%	)	03/20/2018	0.289%		24,000	(486)	0	(486)
UST LLC	CBK	(1.000%	)	03/20/2018	0.284%		2,500	(88)	(133)	45
UST LLC	DUB	(1.000%	)	03/20/2018	0.284%		1,500	(53)	(74)	21

								$(10,627)	$(1,198)	$(9,429)

See Accompanying Notes	35

Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	GST	1.000%	12/20/2020	1.378%	$	6,600	$(204)	$(1,708)	$1,504
American International Group, Inc.	MYC	1.000%	12/20/2020	1.378%		4,000	(124)	(988)	864
Argentine Republic Government International Bond	DUB	5.000%	09/20/2017	41.903%		25,000	(13,534)	(6,049)	(7,485)
Australia & New Zealand Banking Group Ltd.	DUB	1.000%	06/20/2017	0.739%		12,100	133	(516)	649
Australia Government Bond	BOA	1.000%	06/20/2017	0.318%		23,800	694	282	412
Australia Government Bond	UAG	1.000%	06/20/2017	0.318%		10,200	297	136	161
Barclays Bank PLC	DUB	1.000%	03/20/2014	0.593%	EUR	6,400	33	44	(11)
Berkshire Hathaway Finance Corp.	BOA	1.000%	06/20/2013	0.160%	$	25,000	59	157	(98)
Berkshire Hathaway Finance Corp.	BOA	1.000%	09/20/2013	0.160%		5,000	22	32	(10)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.347%		162,200	2,188	(2,827)	5,015
Berkshire Hathaway Finance Corp.	BOA	1.000%	12/20/2015	0.454%		20,000	307	(298)	605
Berkshire Hathaway Finance Corp.	BOA	1.000%	06/20/2017	0.640%		25,500	398	(412)	810
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2018	0.757%		47,700	561	(296)	857
Berkshire Hathaway Finance Corp.	BPS	1.000%	03/20/2015	0.347%		25,000	337	(468)	805
Berkshire Hathaway Finance Corp.	BRC	1.012%	09/20/2013	0.165%		20,000	91	0	91
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2015	0.347%		65,000	877	(1,169)	2,046
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2017	0.722%		144,300	1,876	(2,375)	4,251
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2018	0.757%		6,000	70	(33)	103
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2015	0.347%		25,000	338	(434)	772
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2016	0.486%		22,400	353	(253)	606
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	0.990%		4,400	(7)	(184)	177
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	0.160%		15,700	70	77	(7)
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	0.318%		25,000	309	(495)	804
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	0.347%		65,000	877	(932)	1,809
Berkshire Hathaway Finance Corp.	FBF	1.000%	06/20/2017	0.640%		25,000	390	(384)	774
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	0.347%		111,400	1,502	(1,718)	3,220
Berkshire Hathaway Finance Corp.	GST	1.000%	06/20/2015	0.369%		30,000	438	(962)	1,400
Berkshire Hathaway Finance Corp.	GST	1.000%	12/20/2015	0.454%		60,000	922	(1,275)	2,197
Berkshire Hathaway Finance Corp.	GST	1.000%	06/20/2017	0.640%		9,200	144	(218)	362
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2021	1.038%		25,000	(122)	(863)	741
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	0.369%		20,000	292	(816)	1,108
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	0.454%		15,000	231	(463)	694
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2017	0.640%		30,000	468	(652)	1,120
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2017	0.684%		20,000	286	(496)	782
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2017	0.722%		24,000	312	(457)	769
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2018	0.757%		2,300	27	(11)	38
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.038%		5,900	(29)	(237)	208
Berkshire Hathaway Finance Corp.	MYC	1.000%	03/20/2015	0.347%		77,000	1,038	(1,445)	2,483
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	0.347%		3,300	44	(60)	104
Berkshire Hathaway Finance Corp.	UAG	1.000%	12/20/2017	0.722%		10,000	130	(145)	275
BP Capital Markets America, Inc.	CBK	1.000%	06/20/2017	0.605%		12,000	197	0	197
BP Capital Markets America, Inc.	DUB	1.000%	12/20/2013	0.143%		900	6	8	(2)
BP Capital Markets America, Inc.	FBF	1.000%	06/20/2017	0.605%		10,500	172	(5)	177
Brazil Government International Bond	BOA	1.710%	05/20/2013	0.521%		15,000	120	0	120
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.916%		34,600	80	(407)	487
Brazil Government International Bond	BOA	1.950%	04/20/2016	1.006%		300	11	0	11
Brazil Government International Bond	BOA	1.000%	06/20/2016	1.024%		24,600	(7)	(71)	64
Brazil Government International Bond	BOA	1.000%	03/20/2021	1.665%		7,800	(373)	(355)	(18)
Brazil Government International Bond	BOA	1.000%	09/20/2021	1.695%		15,000	(789)	(951)	162
Brazil Government International Bond	BRC	1.000%	03/20/2015	0.829%		75,000	269	(1,413)	1,682
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.864%		127,100	409	(1,967)	2,376
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.916%		240,700	559	(2,853)	3,412
Brazil Government International Bond	BRC	1.000%	12/20/2015	0.959%		105,000	152	(514)	666
Brazil Government International Bond	BRC	1.000%	03/20/2016	0.994%		54,390	31	(474)	505
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.024%		21,200	(6)	(51)	45
Brazil Government International Bond	BRC	1.000%	09/20/2016	1.073%		25,000	(53)	(719)	666
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.116%		25,000	(98)	(871)	773
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.916%		21,000	48	(330)	378
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.994%		113,700	65	(915)	980
Brazil Government International Bond	CBK	1.000%	12/20/2016	1.116%		25,000	(98)	(871)	773
Brazil Government International Bond	CBK	1.000%	03/20/2021	1.665%		10,100	(483)	(448)	(35)
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.864%		61,800	199	(873)	1,072
Brazil Government International Bond	DUB	1.000%	09/20/2015	0.916%		110,000	255	(1,220)	1,475
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.959%		75,000	109	(494)	603
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.024%		100,000	(30)	(168)	138
Brazil Government International Bond	DUB	1.000%	12/20/2016	1.116%		22,900	(90)	(809)	719
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.185%		3,300	(25)	(50)	25
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.611%		50,000	(2,022)	(1,656)	(366)
Brazil Government International Bond	FBF	1.000%	09/20/2015	0.916%		70,000	162	(777)	939
Brazil Government International Bond	FBF	1.000%	06/20/2020	1.611%		25,000	(1,011)	(789)	(222)
Brazil Government International Bond	GST	1.000%	03/20/2015	0.829%		100,000	358	(1,931)	2,289
Brazil Government International Bond	GST	1.000%	06/20/2015	0.864%		30,800	99	(414)	513
Brazil Government International Bond	GST	1.000%	09/20/2016	1.073%		47,500	(101)	(289)	188
Brazil Government International Bond	GST	1.000%	06/20/2017	1.185%		2,100	(16)	(22)	6
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.864%		248,900	800	(3,152)	3,952
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.916%		130,500	303	(1,332)	1,635
Brazil Government International Bond	HUS	1.000%	12/20/2015	0.959%		100,000	144	(756)	900

36	See Accompanying Notes

March 31, 2013

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.994%	$	61,200	$36	$(502)	$538
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.185%		4,700	(35)	(108)	73
Brazil Government International Bond	HUS	1.000%	06/20/2020	1.611%		110,000	(4,448)	(3,489)	(959)
Brazil Government International Bond	JPM	1.000%	03/20/2015	0.829%		25,000	89	(506)	595
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.864%		40,000	129	(420)	549
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.916%		107,000	248	(1,219)	1,467
Brazil Government International Bond	JPM	1.000%	06/20/2016	1.024%		50,000	(15)	(84)	69
Brazil Government International Bond	JPM	1.000%	09/20/2016	1.073%		99,000	(211)	(1,137)	926
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.185%		3,400	(25)	(38)	13
Brazil Government International Bond	JPM	1.000%	06/20/2020	1.611%		25,000	(1,011)	(789)	(222)
Brazil Government International Bond	MYC	1.770%	09/20/2014	0.729%		15,000	240	0	240
Brazil Government International Bond	MYC	1.000%	06/20/2015	0.864%		31,500	101	(305)	406
Brazil Government International Bond	MYC	1.000%	09/20/2015	0.916%		25,000	58	(157)	215
Brazil Government International Bond	MYC	1.000%	12/20/2015	0.959%		100,000	145	(806)	951
Brazil Government International Bond	MYC	1.000%	03/20/2016	0.994%		75,000	43	(608)	651
Brazil Government International Bond	MYC	1.000%	12/20/2016	1.116%		25,000	(98)	(883)	785
Brazil Government International Bond	MYC	1.520%	01/20/2017	1.131%		6,000	105	0	105
Brazil Government International Bond	RYL	1.000%	03/20/2015	0.829%		50,000	179	(989)	1,168
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.916%		27,600	64	(261)	325
Brazil Government International Bond	UAG	1.000%	03/20/2016	0.994%		35,000	20	(336)	356
California State General Obligation Bonds, Series 2003	BOA	2.530%	03/20/2021	1.168%		25,000	2,391	0	2,391
California State General Obligation Bonds, Series 2003	CBK	2.100%	03/20/2021	1.168%		20,000	1,326	0	1,326
California State General Obligation Bonds, Series 2003	MYC	2.650%	12/20/2020	1.151%		25,000	2,577	0	2,577
California State General Obligation Notes, Series 2005	GST	0.610%	03/20/2018	0.861%		25,000	(258)	0	(258)
Canada Government Bond	GST	1.000%	03/20/2015	0.221%		10,000	158	243	(85)
Canadian Natural Resources Ltd.	FBF	1.000%	06/20/2017	0.683%		590	8	(23)	31
China Development Bank Corp.	BRC	1.000%	06/20/2016	0.481%		20,000	324	(97)	421
China Development Bank Corp.	JPM	1.000%	06/20/2016	0.481%		15,000	243	(131)	374
China Development Bank Corp.	MYC	1.000%	06/20/2016	0.481%		50,000	811	(326)	1,137
China Government International Bond	BOA	0.780%	12/20/2014	0.258%		50,000	483	0	483
China Government International Bond	BOA	1.000%	06/20/2015	0.293%		126,600	2,092	1,811	281
China Government International Bond	BOA	1.000%	09/20/2015	0.331%		50,000	869	402	467
China Government International Bond	BOA	1.000%	12/20/2015	0.361%		25,000	455	362	93
China Government International Bond	BOA	1.000%	03/20/2016	0.386%		50,000	951	606	345
China Government International Bond	BPS	1.000%	06/20/2015	0.293%		25,000	413	384	29
China Government International Bond	BPS	1.000%	09/20/2015	0.331%		15,000	261	94	167
China Government International Bond	BPS	1.000%	03/20/2016	0.386%		42,000	799	509	290
China Government International Bond	BRC	1.000%	03/20/2015	0.278%		50,000	752	520	232
China Government International Bond	BRC	1.000%	06/20/2015	0.293%		50,000	827	817	10
China Government International Bond	BRC	1.000%	12/20/2015	0.361%		75,000	1,365	1,074	291
China Government International Bond	BRC	1.000%	03/20/2016	0.386%		73,600	1,400	898	502
China Government International Bond	BRC	1.000%	06/20/2016	0.407%		115,000	2,283	1,261	1,022
China Government International Bond	CBK	1.000%	06/20/2015	0.293%		24,900	412	388	24
China Government International Bond	CBK	1.000%	03/20/2016	0.386%		1,000	19	(11)	30
China Government International Bond	CBK	1.000%	06/20/2016	0.407%		69,600	1,382	847	535
China Government International Bond	CBK	1.000%	09/20/2016	0.454%		15,000	294	70	224
China Government International Bond	DUB	1.000%	03/20/2015	0.278%		30,000	451	312	139
China Government International Bond	DUB	1.000%	12/20/2015	0.361%		25,000	455	349	106
China Government International Bond	DUB	1.000%	03/20/2016	0.386%		30,000	571	364	207
China Government International Bond	DUB	1.000%	06/20/2016	0.407%		40,200	798	421	377
China Government International Bond	DUB	1.000%	09/20/2016	0.454%		600	11	3	8
China Government International Bond	FBF	1.000%	03/20/2015	0.278%		85,000	1,278	410	868
China Government International Bond	FBF	1.000%	06/20/2015	0.293%		25,000	413	136	277
China Government International Bond	GST	1.000%	09/20/2015	0.331%		25,000	434	182	252
China Government International Bond	GST	1.000%	09/20/2017	0.610%		700	12	(10)	22
China Government International Bond	JPM	1.000%	03/20/2015	0.278%		35,000	527	157	370
China Government International Bond	JPM	1.000%	06/20/2015	0.293%		60,000	992	494	498
China Government International Bond	JPM	1.000%	09/20/2015	0.331%		10,000	173	62	111
China Government International Bond	JPM	1.000%	12/20/2015	0.361%		25,000	455	349	106
China Government International Bond	JPM	1.000%	03/20/2016	0.386%		50,000	951	594	357
China Government International Bond	JPM	1.000%	06/20/2016	0.407%		75,000	1,489	765	724
China Government International Bond	JPM	1.000%	09/20/2016	0.454%		3,000	59	15	44
China Government International Bond	MYC	1.000%	03/20/2015	0.278%		100,000	1,504	463	1,041
China Government International Bond	MYC	1.000%	12/20/2015	0.361%		50,000	910	712	198
China Government International Bond	MYC	1.000%	06/20/2016	0.407%		25,000	497	276	221
China Government International Bond	MYC	1.000%	09/20/2016	0.454%		8,400	165	45	120
China Government International Bond	RYL	1.000%	03/20/2015	0.278%		20,000	300	198	102
China Government International Bond	RYL	1.000%	06/20/2015	0.293%		104,600	1,729	1,382	347
China Government International Bond	RYL	1.000%	12/20/2015	0.361%		25,000	455	362	93
China Government International Bond	RYL	1.000%	09/20/2016	0.454%		1,300	25	(16)	41
China Government International Bond	UAG	1.000%	03/20/2015	0.278%		25,000	376	119	257
China Government International Bond	UAG	1.000%	06/20/2015	0.293%		25,000	413	396	17
China Government International Bond	UAG	1.000%	09/20/2015	0.331%		25,000	434	219	215
China Government International Bond	UAG	1.000%	09/20/2016	0.454%		4,900	96	(58)	154
CIT Group, Inc.	DUB	5.000%	09/20/2015	1.139%		75,000	7,290	5,841	1,449
Dell, Inc.	BRC	1.000%	09/20/2013	0.415%		14,100	46	74	(28)
Dell, Inc.	CBK	1.000%	09/20/2013	0.415%		19,400	64	111	(47)
Export-Import Bank of China	BPS	1.000%	06/20/2016	0.441%		15,000	278	(141)	419
Export-Import Bank of China	BRC	1.000%	06/20/2016	0.441%		30,000	554	(266)	820
Export-Import Bank of China	CBK	1.000%	06/20/2016	0.441%		10,000	184	(97)	281
Export-Import Bank of China	CBK	1.000%	06/20/2017	0.639%		10,000	157	(396)	553
Export-Import Bank of China	DUB	1.000%	06/20/2016	0.441%		10,000	185	(48)	233
Export-Import Bank of China	FBF	1.000%	06/20/2016	0.441%		5,000	92	(44)	136
Export-Import Bank of China	FBF	1.000%	12/20/2016	0.554%		10,000	171	(970)	1,141
Export-Import Bank of China	FBF	1.000%	06/20/2017	0.639%		11,300	178	(437)	615
Export-Import Bank of China	GST	1.000%	06/20/2016	0.441%		20,000	369	(184)	553

See Accompanying Notes	37

Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Export-Import Bank of China	HUS	1.000%	06/20/2016	0.441%	$	10,000	$185	$(53)	$238
Export-Import Bank of China	HUS	1.000%	06/20/2017	0.639%		7,000	110	(271)	381
Export-Import Bank of China	JPM	1.000%	06/20/2016	0.441%		25,000	462	(193)	655
Export-Import Bank of China	MYC	1.000%	06/20/2016	0.441%		40,000	739	(232)	971
Florida State Board of Education General Obligation Notes, Series 2005	CBK	0.470%	03/20/2018	0.498%		10,000	(14)	0	(14)
General Electric Capital Corp.	BOA	1.000%	06/20/2013	0.159%		30,100	70	177	(107)
General Electric Capital Corp.	BOA	1.000%	09/20/2013	0.159%		10,000	44	54	(10)
General Electric Capital Corp.	BOA	5.000%	06/20/2014	0.243%		70,500	4,284	2,605	1,679
General Electric Capital Corp.	BOA	1.000%	12/20/2014	0.338%		25,000	298	(1,123)	1,421
General Electric Capital Corp.	BOA	1.000%	12/20/2015	0.542%		32,900	422	(1,099)	1,521
General Electric Capital Corp.	BOA	1.000%	03/20/2016	0.597%		65,000	799	(784)	1,583
General Electric Capital Corp.	BPS	4.700%	12/20/2013	0.163%		7,300	257	0	257
General Electric Capital Corp.	BPS	1.000%	12/20/2014	0.338%		34,400	411	(1,730)	2,141
General Electric Capital Corp.	BRC	1.280%	06/20/2013	0.163%		40,000	122	0	122
General Electric Capital Corp.	BRC	4.050%	12/20/2013	0.163%		25,000	753	0	753
General Electric Capital Corp.	BRC	4.800%	12/20/2013	0.163%		30,000	1,078	0	1,078
General Electric Capital Corp.	BRC	1.000%	12/20/2014	0.338%		50,000	597	(2,557)	3,154
General Electric Capital Corp.	CBK	1.000%	06/20/2013	0.159%		21,100	49	(523)	572
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.163%		17,300	515	0	515
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.163%		57,300	1,848	0	1,848
General Electric Capital Corp.	CBK	4.800%	12/20/2013	0.163%		50,000	1,796	0	1,796
General Electric Capital Corp.	CBK	4.875%	12/20/2013	0.163%		46,900	1,712	0	1,712
General Electric Capital Corp.	CBK	3.800%	03/20/2014	0.218%		30,000	1,102	0	1,102
General Electric Capital Corp.	CBK	3.820%	03/20/2014	0.218%		50,000	1,846	0	1,846
General Electric Capital Corp.	CBK	3.850%	03/20/2014	0.218%		25,900	964	0	964
General Electric Capital Corp.	CBK	3.950%	03/20/2014	0.218%		15,000	574	0	574
General Electric Capital Corp.	CBK	4.000%	03/20/2014	0.218%		50,000	1,938	0	1,938
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.299%		50,000	3,595	1,187	2,408
General Electric Capital Corp.	CBK	1.000%	12/20/2014	0.338%		25,000	298	(1,123)	1,421
General Electric Capital Corp.	CBK	1.000%	09/20/2015	0.474%		25,000	336	(876)	1,212
General Electric Capital Corp.	CBK	1.000%	03/20/2016	0.597%		25,000	307	(190)	497
General Electric Capital Corp.	DUB	5.000%	06/20/2013	0.159%		55,000	713	1,269	(556)
General Electric Capital Corp.	DUB	5.000%	09/20/2013	0.159%		30,000	760	634	126
General Electric Capital Corp.	DUB	4.300%	12/20/2013	0.163%		24,700	792	0	792
General Electric Capital Corp.	DUB	4.800%	12/20/2013	0.163%		20,000	719	0	719
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.163%		34,100	1,251	0	1,251
General Electric Capital Corp.	DUB	4.000%	03/20/2014	0.218%		10,000	388	0	388
General Electric Capital Corp.	DUB	4.050%	03/20/2014	0.218%		25,000	982	0	982
General Electric Capital Corp.	DUB	5.000%	06/20/2014	0.243%		29,800	1,811	1,011	800
General Electric Capital Corp.	DUB	1.000%	09/20/2015	0.474%		110,000	1,476	(4,219)	5,695
General Electric Capital Corp.	DUB	1.000%	12/20/2015	0.542%		50,000	643	(1,411)	2,054
General Electric Capital Corp.	DUB	1.000%	03/20/2016	0.597%		2,600	32	(210)	242
General Electric Capital Corp.	FBF	1.000%	06/20/2013	0.159%		350	1	1	0
General Electric Capital Corp.	GST	1.280%	06/20/2013	0.163%		10,000	30	0	30
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.211%		10,000	82	(263)	345
General Electric Capital Corp.	JPM	1.000%	12/20/2014	0.338%		75,000	896	(3,867)	4,763
General Electric Capital Corp.	JPM	1.000%	09/20/2015	0.474%		15,000	201	(526)	727
General Electric Capital Corp.	JPM	0.280%	03/20/2016	0.613%		10,000	(98)	0	(98)
General Electric Capital Corp.	MYC	1.000%	09/20/2013	0.159%		65,000	291	349	(58)
General Electric Capital Corp.	MYC	1.000%	12/20/2014	0.338%		50,000	597	(2,368)	2,965
General Electric Capital Corp.	MYC	1.000%	09/20/2015	0.474%		85,000	1,141	(3,104)	4,245
General Electric Capital Corp.	MYC	1.000%	06/20/2016	0.645%		38,800	455	(179)	634
General Electric Capital Corp.	MYC	1.000%	06/20/2018	1.031%		6,700	(10)	(676)	666
General Electric Capital Corp.	UAG	1.000%	12/20/2014	0.338%		65,000	776	(3,362)	4,138
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2013	0.256%		6,600	27	(22)	49
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2014	0.441%		11,200	98	(181)	279
Goldman Sachs Group, Inc.	UAG	1.000%	06/20/2013	0.256%		10,000	21	(188)	209
Indonesia Government International Bond	BOA	1.000%	09/20/2015	0.832%		15,000	70	(435)	505
Indonesia Government International Bond	BOA	1.000%	12/20/2015	0.888%		50,000	178	(660)	838
Indonesia Government International Bond	BPS	1.000%	09/20/2015	0.832%		35,000	166	(951)	1,117
Indonesia Government International Bond	BPS	1.000%	03/20/2016	0.935%		10,000	25	(149)	174
Indonesia Government International Bond	BRC	1.000%	09/20/2015	0.832%		45,000	213	(1,437)	1,650
Indonesia Government International Bond	BRC	1.000%	12/20/2015	0.888%		60,000	215	(891)	1,106
Indonesia Government International Bond	BRC	1.000%	03/20/2016	0.935%		10,000	25	(149)	174
Indonesia Government International Bond	CBK	1.000%	09/20/2015	0.832%		12,100	57	(274)	331
Indonesia Government International Bond	CBK	1.000%	12/20/2015	0.888%		15,000	54	(218)	272
Indonesia Government International Bond	CBK	1.000%	06/20/2016	0.975%		5,000	7	(95)	102
Indonesia Government International Bond	DUB	1.000%	09/20/2015	0.832%		25,000	118	(619)	737
Indonesia Government International Bond	DUB	1.000%	12/20/2015	0.888%		15,000	54	(211)	265
Indonesia Government International Bond	FBF	1.000%	09/20/2015	0.832%		10,000	47	(218)	265
Indonesia Government International Bond	FBF	1.000%	12/20/2015	0.888%		20,000	72	(318)	390
Indonesia Government International Bond	FBF	1.000%	03/20/2016	0.935%		21,900	53	(496)	549
Indonesia Government International Bond	GST	1.000%	09/20/2015	0.832%		10,000	47	(333)	380
Indonesia Government International Bond	HUS	1.000%	09/20/2015	0.832%		25,000	118	(792)	910
Indonesia Government International Bond	HUS	1.000%	03/20/2016	0.935%		25,000	61	(566)	627
Indonesia Government International Bond	HUS	1.000%	09/20/2016	1.069%		2,000	(4)	(39)	35
Indonesia Government International Bond	JPM	1.000%	09/20/2015	0.832%		35,000	165	(814)	979
Indonesia Government International Bond	JPM	1.000%	12/20/2015	0.888%		8,700	32	(138)	170
Indonesia Government International Bond	JPM	1.000%	03/20/2016	0.935%		10,000	24	(178)	202
Indonesia Government International Bond	JPM	1.000%	06/20/2016	0.975%		2,500	4	(46)	50
Indonesia Government International Bond	JPM	1.000%	09/20/2016	1.069%		5,000	(10)	(79)	69
Indonesia Government International Bond	MYC	1.000%	09/20/2015	0.832%		25,000	118	(623)	741
Indonesia Government International Bond	MYC	1.000%	12/20/2015	0.888%		30,000	107	(449)	556
Indonesia Government International Bond	MYC	1.000%	03/20/2016	0.935%		20,000	49	(342)	391
Indonesia Government International Bond	RYL	1.000%	09/20/2015	0.832%		65,000	307	(1,465)	1,772

38	See Accompanying Notes

March 31, 2013

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond	RYL	1.000%	03/20/2016	0.935%	$	46,900	$114	$(1,041)	$1,155
Indonesia Government International Bond	RYL	1.000%	09/20/2016	1.069%		13,700	(26)	(216)	190
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.069%		13,600	(26)	(215)	189
Italy Government International Bond	BOA	1.000%	03/20/2018	2.954%		44,700	(3,888)	(3,100)	(788)
Italy Government International Bond	BRC	1.000%	09/20/2017	2.836%		50,000	(3,703)	(6,215)	2,512
Italy Government International Bond	BRC	1.000%	03/20/2018	2.954%		51,200	(4,453)	(3,435)	(1,018)
Italy Government International Bond	CBK	1.000%	03/20/2018	2.954%		24,500	(2,131)	(1,662)	(469)
Italy Government International Bond	DUB	1.000%	03/20/2018	2.954%		103,700	(9,019)	(9,187)	168
Italy Government International Bond	FBF	1.000%	03/20/2018	2.954%		17,600	(1,531)	(1,130)	(401)
Italy Government International Bond	GST	1.000%	09/20/2017	2.836%		25,000	(1,852)	(3,409)	1,557
Italy Government International Bond	GST	1.000%	03/20/2018	2.954%		80,700	(7,019)	(6,530)	(489)
Italy Government International Bond	HUS	1.000%	03/20/2018	2.954%		146,900	(12,777)	(12,211)	(566)
Italy Government International Bond	MYC	1.000%	09/20/2017	2.836%		25,000	(1,851)	(3,390)	1,539
Italy Government International Bond	MYC	1.000%	03/20/2018	2.954%		34,200	(2,975)	(2,225)	(750)
Japan Government International Bond	BOA	1.000%	06/20/2015	0.361%		46,700	683	443	240
Japan Government International Bond	BOA	1.000%	09/20/2015	0.399%		125,000	1,909	2,043	(134)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.430%		40,300	640	727	(87)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.456%		30,400	502	437	65
Japan Government International Bond	BOA	1.000%	06/20/2016	0.477%		3,300	56	36	20
Japan Government International Bond	BOA	1.000%	03/20/2017	0.574%		172,300	2,931	(2,339)	5,270
Japan Government International Bond	BPS	1.000%	03/20/2016	0.456%		9,900	163	72	91
Japan Government International Bond	BPS	1.000%	06/20/2016	0.477%		25,000	429	261	168
Japan Government International Bond	DUB	1.000%	12/20/2015	0.430%		41,700	662	786	(124)
Japan Government International Bond	GST	1.000%	06/20/2015	0.361%		41,900	613	49	564
Japan Government International Bond	GST	1.000%	09/20/2015	0.399%		50,000	764	806	(42)
Japan Government International Bond	GST	1.000%	12/20/2015	0.430%		30,200	480	568	(88)
Japan Government International Bond	GST	1.000%	06/20/2016	0.477%		75,000	1,286	486	800
Japan Government International Bond	GST	1.000%	03/20/2017	0.574%		72,700	1,219	(1,054)	2,273
Japan Government International Bond	HUS	1.000%	03/20/2017	0.574%		3,600	60	(59)	119
Japan Government International Bond	JPM	1.000%	09/20/2015	0.399%		75,000	1,145	1,220	(75)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.456%		53,800	889	446	443
Japan Government International Bond	MYC	1.000%	06/20/2015	0.361%		25,000	366	82	284
Japan Government International Bond	MYC	1.000%	12/20/2015	0.430%		5,000	79	90	(11)
Japan Government International Bond	MYC	1.000%	03/20/2016	0.456%		8,600	142	61	81
Japan Government International Bond	MYC	1.000%	06/20/2016	0.477%		48,700	835	62	773
Japan Government International Bond	MYC	1.000%	03/20/2017	0.574%		54,100	907	(714)	1,621
Japan Government International Bond	RYL	1.000%	06/20/2015	0.361%		30,100	440	246	194
Japan Government International Bond	RYL	1.000%	12/20/2015	0.430%		50,000	795	930	(135)
Japan Government International Bond	RYL	1.000%	03/20/2016	0.456%		2,800	46	27	19
Japan Government International Bond	RYL	1.000%	06/20/2016	0.477%		25,000	429	168	261
Japan Government International Bond	RYL	1.000%	12/20/2016	0.546%		20,000	337	(384)	721
Japan Government International Bond	UAG	1.000%	06/20/2015	0.361%		35,000	512	463	49
Lloyds TSB Bank PLC	DUB	1.000%	06/20/2013	0.647%	EUR	3,900	6	(59)	65
MetLife, Inc.	BOA	1.000%	09/20/2013	0.124%	$	26,500	123	(1,434)	1,557
MetLife, Inc.	BOA	1.000%	12/20/2014	0.386%		9,100	101	(125)	226
MetLife, Inc.	BOA	1.000%	09/20/2015	0.559%		25,000	278	(1,584)	1,862
MetLife, Inc.	BOA	1.000%	03/20/2016	0.683%		46,200	442	(707)	1,149
MetLife, Inc.	BOA	1.000%	06/20/2016	0.731%		25,000	220	(414)	634
MetLife, Inc.	BOA	1.000%	12/20/2017	1.109%		18,000	(95)	(744)	649
MetLife, Inc.	BOA	1.000%	09/20/2020	1.489%		10,000	(345)	(1,146)	801
MetLife, Inc.	CBK	1.000%	12/20/2014	0.386%		10,800	120	(272)	392
MetLife, Inc.	CBK	1.000%	06/20/2016	0.731%		20,000	176	(475)	651
MetLife, Inc.	DUB	1.000%	03/20/2016	0.683%		17,000	162	(404)	566
MetLife, Inc.	FBF	1.000%	09/20/2013	0.124%		20,000	92	(919)	1,011
MetLife, Inc.	FBF	1.000%	12/20/2014	0.386%		13,900	154	(271)	425
MetLife, Inc.	GST	1.000%	03/20/2015	0.436%		25,000	287	(1,561)	1,848
MetLife, Inc.	GST	1.000%	12/20/2015	0.626%		27,000	279	(1,638)	1,917
MetLife, Inc.	GST	1.000%	03/20/2016	0.683%		25,000	239	(622)	861
MetLife, Inc.	GST	1.000%	12/20/2017	1.109%		35,900	(189)	(1,446)	1,257
MetLife, Inc.	JPM	1.000%	09/20/2015	0.559%		25,000	278	(1,694)	1,972
MetLife, Inc.	JPM	1.000%	12/20/2015	0.626%		23,000	238	(1,415)	1,653
MetLife, Inc.	JPM	1.000%	03/20/2016	0.683%		15,000	144	(463)	607
MetLife, Inc.	SOG	1.000%	09/20/2013	0.124%		21,400	100	(1,004)	1,104
MetLife, Inc.	UAG	1.000%	09/20/2013	0.124%		10,000	46	(490)	536
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.519%		19,800	242	(280)	522
Mexico Government International Bond	BOA	1.000%	09/20/2017	0.838%		25,000	185	(358)	543
Mexico Government International Bond	BOA	1.000%	03/20/2018	0.932%		100	0	0	0
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.263%		4,200	(82)	(182)	100
Mexico Government International Bond	BPS	1.000%	03/20/2017	0.748%		25,000	254	(311)	565
Mexico Government International Bond	BPS	1.000%	06/20/2017	0.782%		13,300	125	(81)	206
Mexico Government International Bond	BPS	1.000%	09/20/2017	0.838%		19,500	143	(280)	423
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.448%		42,400	477	(916)	1,393
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.519%		61,000	747	(635)	1,382
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.558%		50,000	616	(124)	740
Mexico Government International Bond	BRC	1.000%	03/20/2016	0.591%		1,400	17	(12)	29
Mexico Government International Bond	BRC	1.000%	12/20/2016	0.711%		23,500	257	(830)	1,087
Mexico Government International Bond	BRC	1.000%	03/20/2017	0.748%		10,000	102	(135)	237
Mexico Government International Bond	BRC	1.000%	06/20/2017	0.782%		14,200	133	(190)	323
Mexico Government International Bond	BRC	1.000%	09/20/2017	0.838%		5,000	37	(112)	149
Mexico Government International Bond	BRC	1.000%	03/20/2020	1.187%		10,000	(123)	(157)	34
Mexico Government International Bond	BRC	1.000%	09/20/2021	1.293%		25,000	(568)	(1,986)	1,418
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.519%		91,800	1,123	(808)	1,931
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.591%		232,600	2,892	(2,150)	5,042
Mexico Government International Bond	CBK	1.000%	06/20/2016	0.618%		50,000	626	(48)	674
Mexico Government International Bond	CBK	1.000%	09/20/2016	0.668%		25,000	294	(707)	1,001
Mexico Government International Bond	CBK	1.000%	12/20/2016	0.711%		25,000	273	(871)	1,144

See Accompanying Notes	39

Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	CBK	1.000%	03/20/2021	1.263%	$	22,700	$(439)	$(964)	$525
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.519%		9,400	115	(118)	233
Mexico Government International Bond	DUB	1.000%	12/20/2015	0.558%		50,000	616	(456)	1,072
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.591%		143,200	1,780	(1,131)	2,911
Mexico Government International Bond	DUB	1.000%	12/20/2016	0.711%		25,000	273	(871)	1,144
Mexico Government International Bond	DUB	1.000%	03/20/2017	0.748%		15,000	153	(165)	318
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.782%		1,575	15	(52)	67
Mexico Government International Bond	DUB	1.000%	09/20/2017	0.838%		46,700	344	(762)	1,106
Mexico Government International Bond	DUB	1.000%	03/20/2018	0.932%		1,000	4	3	1
Mexico Government International Bond	DUB	1.000%	03/20/2020	1.187%		8,200	(101)	(124)	23
Mexico Government International Bond	DUB	1.000%	03/20/2021	1.263%		50,000	(967)	(1,774)	807
Mexico Government International Bond	FBF	1.000%	09/20/2015	0.519%		25,000	306	(217)	523
Mexico Government International Bond	FBF	1.000%	06/20/2017	0.782%		6,500	61	(48)	109
Mexico Government International Bond	GST	1.000%	09/20/2016	0.668%		54,400	638	(485)	1,123
Mexico Government International Bond	GST	1.000%	03/20/2017	0.748%		50,000	508	(634)	1,142
Mexico Government International Bond	GST	1.000%	06/20/2017	0.782%		3,300	31	(108)	139
Mexico Government International Bond	GST	1.000%	09/20/2017	0.838%		10,000	73	(143)	216
Mexico Government International Bond	GST	1.000%	03/20/2018	0.932%		25,000	88	(30)	118
Mexico Government International Bond	HUS	1.000%	03/20/2015	0.448%		22,300	251	(471)	722
Mexico Government International Bond	HUS	1.000%	12/20/2015	0.558%		50,000	616	(480)	1,096
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.591%		10,000	124	(44)	168
Mexico Government International Bond	HUS	1.000%	06/20/2017	0.782%		11,700	110	(264)	374
Mexico Government International Bond	HUS	1.000%	09/20/2017	0.838%		48,500	358	(808)	1,166
Mexico Government International Bond	HUS	1.000%	03/20/2018	0.932%		21,000	74	(31)	105
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.263%		27,000	(522)	(1,271)	749
Mexico Government International Bond	HUS	1.000%	09/20/2022	1.344%		10,000	(291)	(465)	174
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.591%		6,950	70	0	70
Mexico Government International Bond	JPM	1.000%	09/20/2016	0.668%		10,000	118	(46)	164
Mexico Government International Bond	JPM	1.000%	12/20/2016	0.711%		25,000	273	(889)	1,162
Mexico Government International Bond	JPM	1.000%	06/20/2017	0.782%		400	4	(13)	17
Mexico Government International Bond	JPM	1.000%	09/20/2017	0.838%		25,000	185	(332)	517
Mexico Government International Bond	MYC	1.000%	12/20/2015	0.558%		25,000	309	(356)	665
Mexico Government International Bond	MYC	1.000%	09/20/2016	0.668%		63,900	749	(506)	1,255
Mexico Government International Bond	MYC	1.000%	03/20/2017	0.748%		5,000	51	(55)	106
Mexico Government International Bond	MYC	1.000%	06/20/2017	0.782%		10,600	100	(356)	456
Mexico Government International Bond	MYC	1.000%	09/20/2017	0.838%		25,000	185	(332)	517
Mexico Government International Bond	MYC	1.000%	03/20/2018	0.932%		24,700	87	(48)	135
Mexico Government International Bond	RYL	1.000%	03/20/2015	0.448%		25,000	281	(529)	810
Mexico Government International Bond	RYL	1.000%	09/20/2016	0.668%		5,000	59	(139)	198
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.519%		19,100	234	(270)	504
Mexico Government International Bond	UAG	1.000%	09/20/2016	0.668%		17,900	209	(79)	288
Mexico Government International Bond	UAG	1.000%	09/20/2017	0.838%		10,000	74	(135)	209
Morgan Stanley	BRC	1.000%	09/20/2014	0.488%		100	1	(3)	4
Morgan Stanley	DUB	1.000%	06/20/2013	0.238%		23,000	49	(697)	746
Morgan Stanley	FBF	1.000%	06/20/2013	0.238%		48,700	104	(1,235)	1,339
Morgan Stanley	GST	1.000%	06/20/2013	0.238%		23,000	49	(755)	804
National Australia Bank Ltd.	DUB	1.000%	03/20/2016	0.474%		6,100	95	85	10
NRG Energy, Inc.	GST	5.000%	06/20/2017	2.947%		200	17	(20)	37
Panasonic Corp.	GST	1.000%	12/20/2017	1.429%	JPY	40,000	(7)	(44)	37
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	0.358%	$	10,000	710	(179)	889
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	0.739%		10,000	77	(114)	191
Prudential Financial, Inc.	BOA	1.000%	03/20/2018	1.219%		15,000	(172)	(424)	252
Prudential Financial, Inc.	CBK	5.000%	09/20/2014	0.358%		5,000	354	(90)	444
Prudential Financial, Inc.	GST	1.000%	03/20/2016	0.739%		20,000	155	(382)	537
Prudential Financial, Inc.	GST	1.000%	12/20/2017	1.169%		10,000	(85)	(950)	865
Prudential Financial, Inc.	GST	1.000%	03/20/2018	1.219%		15,000	(172)	(482)	310
Qatar Government International Bond	CBK	1.000%	03/20/2016	0.360%		3,000	58	(20)	78
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.360%		11,000	214	(5)	219
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.360%		6,000	117	(34)	151
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.360%		12,000	234	(21)	255
Qatar Government International Bond	RYL	1.000%	03/20/2016	0.360%		6,000	117	(6)	123
Republic of Germany	UAG	0.250%	09/20/2016	0.240%		13,100	1	(323)	324
South Africa Government International Bond	BRC	1.000%	12/20/2015	1.153%		25,000	(97)	(184)	87
South Africa Government International Bond	DUB	1.000%	12/20/2015	1.153%		25,000	(97)	(184)	87
South Africa Government International Bond	JPM	1.000%	06/20/2017	1.544%		27,180	(596)	(945)	349
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	1.760%	JPY	282,000	(4)	(699)	695
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	1.760%		571,000	(22)	(1,233)	1,211
U.S. Treasury Notes	BPS	0.250%	03/20/2015	0.210%	EUR	45,000	18	(219)	237
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.255%		25,000	(34)	(495)	461
U.S. Treasury Notes	BRC	0.250%	03/20/2015	0.210%		104,000	42	(1,467)	1,509
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.210%		25,000	10	(344)	354
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.213%		50,000	19	(526)	545
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.221%		50,000	7	(689)	696
U.S. Treasury Notes	DUB	0.250%	06/20/2016	0.238%		50,000	(28)	(951)	923
U.S. Treasury Notes	DUB	0.250%	09/20/2016	0.255%		50,000	(68)	(931)	863
U.S. Treasury Notes	FBF	0.250%	03/20/2016	0.233%		173,500	(56)	(2,143)	2,087
U.S. Treasury Notes	HUS	0.250%	03/20/2016	0.233%		100,000	(32)	(1,239)	1,207
U.S. Treasury Notes	HUS	0.250%	09/20/2016	0.255%		50,000	(69)	(1,084)	1,015
U.S. Treasury Notes	RYL	0.250%	03/20/2016	0.233%		62,000	(20)	(752)	732
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.238%		25,000	(14)	(429)	415
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.213%		25,000	10	(221)	231
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.221%		50,000	7	(689)	696
U.S. Treasury Notes	SOG	0.250%	09/20/2016	0.255%		50,000	(68)	(1,095)	1,027
U.S. Treasury Notes	UAG	0.250%	03/20/2016	0.233%		35,500	(11)	(408)	397
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.238%		125,000	(70)	(2,169)	2,099
U.S. Treasury Notes	UAG	0.250%	09/20/2016	0.255%		175,700	(241)	(2,371)	2,130

40	See Accompanying Notes

March 31, 2013

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
UBS AG	JPM	1.000%	06/20/2013	0.333%	EUR	4,000	$9	$3	$6
United Kingdom Gilt	BOA	1.000%	03/20/2016	0.279%	$	44,500	987	566	421
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.294%		40,300	945	500	445
United Kingdom Gilt	BOA	1.000%	09/20/2016	0.317%		30,000	729	369	360
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.207%		70,000	1,162	463	699
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.294%		50,000	1,172	1,134	38
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.217%		47,400	871	362	509
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.279%		62,500	1,386	823	563
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.294%		63,700	1,494	791	703
United Kingdom Gilt	CBK	1.000%	09/20/2016	0.317%		12,500	304	102	202
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.279%		67,500	1,497	908	589
United Kingdom Gilt	DUB	1.000%	06/20/2016	0.294%		38,100	893	659	234
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.217%		50,000	919	538	381
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.279%		9,000	200	174	26
United Kingdom Gilt	GST	1.000%	03/20/2015	0.207%		37,200	617	133	484
United Kingdom Gilt	GST	1.000%	03/20/2016	0.279%		207,700	4,607	3,181	1,426
United Kingdom Gilt	GST	1.000%	12/20/2016	0.336%		22,100	557	44	513
United Kingdom Gilt	MYC	0.250%	03/20/2015	0.207%		30,000	43	(339)	382
United Kingdom Gilt	MYC	1.000%	03/20/2015	0.207%		200,000	3,320	1,757	1,563
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.294%		23,100	542	400	142
United Kingdom Gilt	MYC	1.000%	12/20/2016	0.336%		47,500	1,196	47	1,149
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.207%		72,700	1,207	160	1,047
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.217%		19,200	353	202	151
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.294%		127,200	2,982	2,201	781
United Kingdom Gilt	UAG	1.000%	06/20/2015	0.217%		100,000	1,837	1,202	635
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.263%		37,300	780	858	(78)
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.294%		45,800	1,073	792	281
United Kingdom Gilt	UAG	1.000%	09/20/2016	0.317%		10,200	248	50	198
Venezuela Government International Bond	BPS	5.000%	03/20/2015	6.748%		10,000	(303)	(112)	(191)
Verizon Communications, Inc.	BRC	1.000%	06/20/2013	0.104%		14,205	35	105	(70)
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.104%		10,900	27	97	(70)
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.104%		15,000	37	75	(38)
Wells Fargo & Co.	FBF	1.000%	09/20/2013	0.100%		1,500	7	(4)	11

							$107,425	$(187,663)	$295,088

Credit Default Swaps on Credit Indices - Sell Protection (3)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$	75,200	$2,309	$8,835	$(6,526)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014		99,900	3,067	11,676	(8,609)
CDX.EM-12 5-Year Index	GST	5.000%	12/20/2014		24,300	746	2,892	(2,146)
CDX.EM-12 5-Year Index	HUS	5.000%	12/20/2014		25,000	768	2,900	(2,132)
CDX.EM-12 5-Year Index	JPM	5.000%	12/20/2014		25,000	768	2,838	(2,070)
CDX.EM-12 5-Year Index	MYC	5.000%	12/20/2014		25,000	768	2,963	(2,195)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014		50,000	1,535	4,975	(3,440)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		494,500	22,277	60,593	(38,316)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		491,800	22,156	61,681	(39,525)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		32,400	1,459	4,200	(2,741)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		50,700	2,284	6,337	(4,053)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		934,300	42,091	115,625	(73,534)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		68,100	3,068	7,866	(4,798)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		153,200	6,902	16,939	(10,037)
CDX.IG-9 10-Year Index 30-100%	GST	0.508%	12/20/2017		241,125	3,731	0	3,731
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		62,017	1,075	0	1,075
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017		144,675	2,255	0	2,255
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		130,979	2,302	0	2,302
CDX.IG-10 5-Year Index 30-100%	BOA	0.461%	06/20/2013		241,125	294	0	294
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		132,136	185	0	185
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013		163,579	200	0	200
CMBX.NA.AAA.2 Index	BOA	0.070%	03/15/2049		390	(9)	(16)	7
CMBX.NA.AAA.2 Index	FBF	0.070%	03/15/2049		17,642	(393)	(728)	335
CMBX.NA.AAA.2 Index	MYC	0.070%	03/15/2049		4,996	(112)	(219)	107
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049		87,600	(2,758)	(4,779)	2,021
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049		158,853	(5,002)	(9,430)	4,428
CMBX.NA.AAA.3 Index	FBF	0.080%	12/13/2049		10,000	(315)	(536)	221
CMBX.NA.AAA.3 Index	GST	0.080%	12/13/2049		42,500	(1,338)	(2,530)	1,192
CMBX.NA.AAA.3 Index	JPM	0.080%	12/13/2049		33,350	(1,050)	(2,021)	971
CMBX.NA.AAA.3 Index	MYC	0.080%	12/13/2049		36,900	(1,162)	(2,214)	1,052
CMBX.NA.AAA.3 Index	RYL	0.080%	12/13/2049		5,000	(157)	(178)	21
CMBX.NA.AAA.3 Index	UAG	0.080%	12/13/2049		11,850	(373)	(726)	353
CMBX.NA.AAA.4 Index	CBK	0.350%	02/17/2051		43,900	(1,286)	(2,428)	1,142
CMBX.NA.AAA.4 Index	DUB	0.350%	02/17/2051		14,300	(419)	(983)	564
CMBX.NA.AAA.4 Index	FBF	0.350%	02/17/2051		51,000	(1,494)	(3,300)	1,806
CMBX.NA.AAA.4 Index	GST	0.350%	02/17/2051		20,000	(586)	(1,425)	839
CMBX.NA.AAA.4 Index	JPM	0.350%	02/17/2051		30,000	(878)	(1,062)	184
CMBX.NA.AAA.4 Index	MYC	0.350%	02/17/2051		34,100	(998)	(1,988)	990
CMBX.NA.AAA.4 Index	RYL	0.350%	02/17/2051		4,200	(124)	(284)	160
CMBX.NA.AAA.4 Index	UAG	0.350%	02/17/2051		68,000	(1,991)	(2,682)	691
CMBX.NA.AAA.5 Index	FBF	0.350%	02/15/2051		6,098	(201)	(370)	169
CMBX.NA.AAA.5 Index	JPM	0.350%	02/15/2051		10,097	(331)	(618)	287
MCDX-14 5-Year Index	GST	1.000%	06/20/2015		100,000	738	(4,866)	5,604
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015		28,100	187	(1,092)	1,279
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		25,000	167	(980)	1,147

See Accompanying Notes	41

Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (3) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	$	25,000	$166	$(972)	$1,138
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015		21,900	146	(866)	1,012
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020		25,000	(623)	(1,424)	801
MCDX-15 10-Year Index	GST	1.000%	12/20/2020		25,000	(624)	(1,424)	800
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016		25,000	97	(214)	311
MCDX-18 5-Year Index	CBK	1.000%	06/20/2017		50,000	(80)	(1,148)	1,068
MCDX-18 5-Year Index	MYC	1.000%	06/20/2017		25,000	(40)	(554)	514
MCDX-18 10-Year Index	MYC	1.000%	06/20/2022		25,000	(864)	(1,521)	657
MCDX-19 5-Year Index	CBK	1.000%	12/20/2017		85,200	(554)	(2,004)	1,450
MCDX-19 10-Year Index	CBK	1.000%	12/20/2022		184,700	(7,367)	(8,676)	1,309
MCDX-19 10-Year Index	GST	1.000%	12/20/2022		132,320	(5,277)	(6,494)	1,217
MCDX-19 10-Year Index	MYC	1.000%	12/20/2022		56,000	(2,234)	(2,492)	258

						$83,101	$237,076	$(153,975)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (7)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums (Received)	Unrealized Appreciation
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	BRC	AUD	250,000	$	260,850	$705	$(12,262)	$12,967
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	FBF		50,000		52,170	140	(2,453)	2,593

								$845	$(14,715)	$15,560

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,720,079	$3,961	$832	$3,129
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		3,248,200	7,481	530	6,951
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		2,098,700	4,833	852	3,981
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		367,700	181	(214)	395
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		1,119,200	552	(713)	1,265
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		500,000	247	52	195
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		1,020,000	2,213	(210)	2,423
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		8,268,300	17,937	(3,992)	21,929
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		2,009,300	4,359	(1,025)	5,384
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		3,033,000	6,579	(1,781)	8,360
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		3,355,000	7,278	(1,687)	8,965
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		175,000	380	(31)	411
Pay	28-Day MXN-TIIE	4.750%	02/26/2018	BRC		951,000	(551)	(680)	129
Pay	28-Day MXN-TIIE	4.750%	02/26/2018	GLM		875,400	(507)	(638)	131
Pay	28-Day MXN-TIIE	4.750%	02/26/2018	HUS		363,100	(211)	(290)	79
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		770,500	4,112	179	3,933
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		800,000	5,592	555	5,037
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		400,000	2,796	298	2,498
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		743,300	23	(1,255)	1,278
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BRC		277,000	8	(548)	556
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	GLM		573,000	18	(667)	685
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		2,226,300	70	(4,252)	4,322
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		4,752,800	148	(9,820)	9,968
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	UAG		350,000	11	(157)	168
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC		156,000	246	64	182
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	HUS		500,000	787	(38)	825
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BRC		466,000	1,453	(240)	1,693
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		1,098,000	3,424	(416)	3,840

							$73,420	$(25,292)	$98,712

42	See Accompanying Notes

March 31, 2013

(q)	Written options outstanding as of March 31, 2013:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note May Futures	$129.000	04/26/2013	3,975	$1,590	$(138)
Put - CBOT U.S. Treasury 10-Year Note May Futures	130.000	04/26/2013	1,400	446	(121)
Call - CBOT U.S. Treasury 10-Year Note May Futures	132.500	04/26/2013	3,975	1,026	(1,257)
Call - CBOT U.S. Treasury 10-Year Note May Futures	133.000	04/26/2013	1,400	435	(259)

				$3,497	$(1,775)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$	3,725,700	$18,442	$0
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		7,724,000	27,069	(556)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.800%	09/15/2014		10,000,000	59,890	(4,250)
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	1,496,400	2,796	(2,666)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,496,400	3,327	(3,153)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		364,900	705	(650)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		364,900	799	(769)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		375,800	775	(670)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		375,800	775	(792)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	$	2,627,000	18,541	(75)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		4,628,000	35,685	(132)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	1,064,900	2,169	(241)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		877,400	1,784	(199)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		182,700	320	(41)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.300%	04/29/2013	$	612,900	1,670	(92)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		1,000,000	23,000	(7,436)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		1,000,000	23,050	(7,436)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		1,380,500	3,314	(207)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		1,489,500	4,884	(4,559)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	04/02/2013		1,332,400	533	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.150%	04/02/2013		1,332,400	2,498	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		942,600	2,591	(141)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	04/02/2013		1,482,100	520	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.150%	04/02/2013		1,482,100	2,491	0
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.850%	04/29/2013		1,128,300	1,382	(394)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	04/29/2013		1,128,300	790	(435)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	11,500	(3,718)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	04/02/2013		1,097,900	659	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.150%	04/02/2013		1,097,900	1,372	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		2,829,000	20,987	(199)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	11,500	(3,718)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	793,500	4,032	(341)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		394,700	2,013	(170)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	218,500	874	(799)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		218,500	1,464	(671)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		615,500	2,764	(2,251)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		615,500	4,467	(1,891)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,250,000	13,438	(546)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		246,500	2,416	(108)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		693,400	1,387	(2,536)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		693,400	4,368	(2,130)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,280,100	11,126	(8,338)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,280,100	10,432	(7,005)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,146,900	4,841	(4,194)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,146,900	5,321	(3,523)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		100,000	200	(44)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,439,900	7,228	(5,265)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,439,900	10,166	(4,424)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,000,000	11,650	(437)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013		732,700	5,532	(94)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		625,800	2,037	(2,288)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		625,800	2,400	(1,923)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,753,500	20,516	(766)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	81,000	619	0

								$415,109	$(92,273)

Foreign Currency Options
Description	Counterparty		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	82.000	04/04/2013	$325,000	$397	$0
Put - OTC USD versus JPY	BOA		83.000	04/04/2013	350,000	788	0
Put - OTC USD versus JPY	CBK		84.000	04/04/2013	200,000	955	0
Put - OTC USD versus JPY	BPS		84.000	04/04/2013	1,064,200	2,518	(2)
Put - OTC USD versus JPY	HUS		84.000	04/04/2013	100,000	237	0
Put - OTC USD versus JPY	BOA		85.000	04/04/2013	300,000	1,055	(1)
Put - OTC USD versus JPY	BPS		87.000	04/04/2013	161,100	322	(2)
Call - OTC USD versus JPY	BOA		95.000	04/04/2013	100,000	1,160	(407)
Call - OTC USD versus JPY	BOA		96.000	04/04/2013	222,700	2,258	(373)

						$9,690	$(785)

See Accompanying Notes	43

Schedule of Investments PIMCO Total Return Fund (Cont.)

Inflation-Capped Options
Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$	1,757,700	$14,866	$(3,065)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		4,179,400	37,277	(7,478)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		483,000	6,231	(915)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020		631,100	4,733	(1,032)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020		486,300	4,766	(902)

							$67,873	$(13,392)

Transactions in written call and put options for the period ended March 31, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2012	0	$183,764,100	EUR	81,000	$1,405,490
Sales	84,328	169,018,000		10,016,400	510,133
Closing Buys	0	(11,443,100)		(1,114,500)	(38,839)
Expirations	(73,578)	(209,788,700)		(1,114,500)	(1,262,282)
Exercised	0	(53,026,300)		0	(118,333)

Balance at 03/31/2013	10,750	$78,524,000	EUR	7,868,400	$496,169

(r)	Restricted securities as of March 31, 2013:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
American International Group, Inc.	4.500%	12/20/2017	10/04/2010	$58,518	$70,104	0.02%
Citigroup, Inc.	5.365%	03/06/2036	06/29/2012	885	1,076	0.00%
Continental Airlines, Inc.	6.920%	04/02/2013	10/21/2010	26	26	0.00%
Goldman Sachs Group, Inc.	0.727%	08/12/2015	12/01/2009	71,834	63,347	0.02%
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	12/11/2008	80	106	0.00%
SLM Corp.	4.800%	02/13/2014	03/12/2010	9,374	9,675	0.01%

				$140,717	$144,334	0.05%

(s)	Short sales outstanding as of March 31, 2013:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	04/01/2043	$1,273,766	$1,378,452	$(1,380,046)
Ginnie Mae	6.000%	05/01/2043	900	1,018	(1,012)

				$1,379,470	$(1,381,058)

(t)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	3,685,371	$	1,789,135	BRC	$0	$(34,630)	$(34,630)
04/2013		1,030,504		500,950	FBF	0	(9,011)	(9,011)
04/2013		935,547		454,586	HUS	0	(8,384)	(8,384)
04/2013		652,882		316,426	JPM	0	(6,663)	(6,663)
04/2013		1,400,000		683,244	MSC	0	(9,568)	(9,568)
04/2013		1,397,869		682,070	UAG	0	(9,687)	(9,687)
04/2013	CAD	178		175	DUB	0	0	0
04/2013	EUR	185,681		242,835	BRC	4,819	0	4,819
04/2013		2,564,170		3,355,573	CBK	68,690	0	68,690
04/2013		144,690		184,827	DUB	0	(644)	(644)
04/2013		8,460,531		11,098,381	FBF	253,242	0	253,242
04/2013		1,459,437		1,939,409	GLM	68,629	0	68,629
04/2013		592,129		767,004	HUS	7,983	0	7,983
04/2013		665,718		875,638	JPM	22,287	0	22,287
04/2013		103,093		134,243	MSC	2,093	0	2,093
04/2013		8,413		10,928	RBC	144	0	144
04/2013	GBP	1,694,934		2,572,515	BPS	0	(2,852)	(2,852)
04/2013		588,116		891,668	BRC	87	(2,031)	(1,944)
04/2013		148,295		222,869	RYL	0	(2,458)	(2,458)
04/2013	HKD	377,266		48,659	DUB	53	0	53
04/2013	JPY	39,296,399		441,480	BRC	23,989	0	23,989

44	See Accompanying Notes

March 31, 2013

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	JPY	276,494	$	2,876	JPM	$0	$(61)	$(61)
04/2013		4,805,269		52,961	MSC	1,909	0	1,909
04/2013		67,266,194		754,520	UAG	39,874	0	39,874
04/2013	MXN	4,096,229		323,438	BOA	0	(8,155)	(8,155)
04/2013		2,089,922		166,390	BRC	0	(2,799)	(2,799)
04/2013		3,622,730		281,484	CBK	0	(11,765)	(11,765)
04/2013		6,550,288		514,417	DUB	114	(15,957)	(15,843)
04/2013		5,102,220		379,898	FBF	0	(33,149)	(33,149)
04/2013		7,981,098		616,847	HUS	0	(28,747)	(28,747)
04/2013		10,088,665		787,179	JPM	0	(29,516)	(29,516)
04/2013		1,129,156		89,042	MSC	0	(2,364)	(2,364)
04/2013		15,432,259		1,196,817	UAG	13	(52,450)	(52,437)
04/2013	NZD	26,640		22,466	WST	177	0	177
04/2013	$	208,938	BRL	410,563	BRC	0	(5,764)	(5,764)
04/2013		2,393,325		4,745,083	FBF	0	(45,146)	(45,146)
04/2013		438,485		864,858	MSC	0	(10,496)	(10,496)
04/2013		1,553,870		3,081,670	UAG	0	(28,857)	(28,857)
04/2013		1,299,926	EUR	1,009,651	BOA	0	(5,704)	(5,704)
04/2013		10,873		8,440	BPS	0	(54)	(54)
04/2013		18,412		14,179	BRC	0	(236)	(236)
04/2013		41,011		31,604	CBK	0	(499)	(499)
04/2013		175,960		134,520	DUB	0	(3,525)	(3,525)
04/2013		5,708		4,419	FBF	0	(43)	(43)
04/2013		5,484,693		4,264,769	HUS	0	(17,896)	(17,896)
04/2013		40,358		30,978	JPM	0	(649)	(649)
04/2013		96,109		74,732	MSC	0	(314)	(314)
04/2013		42,869		32,525	RYL	0	(1,177)	(1,177)
04/2013		2,882	GBP	1,904	BPS	11	0	11
04/2013		2,249		1,507	CBK	41	0	41
04/2013		137		92	JPM	3	0	3
04/2013		2,166		1,435	MSC	15	0	15
04/2013		10,838		7,164	RBC	47	0	47
04/2013		133	HKD	1,029	BRC	0	0	0
04/2013		383,009	MXN	4,988,894	BOA	20,864	0	20,864
04/2013		96,097		1,235,712	BRC	3,939	0	3,939
04/2013		145,109		1,886,990	DUB	7,652	0	7,652
04/2013		6,645		85,721	FBF	295	0	295
04/2013		746,021		9,595,538	HUS	30,780	0	30,780
04/2013		312,942		4,014,554	JPM	12,054	0	12,054
04/2013		198,145		2,543,285	MSC	7,746	0	7,746
04/2013		603,405		7,765,319	UAG	25,233	0	25,233
04/2013		102	NZD	123	HUS	1	0	1
04/2013		3,338	ZAR	29,075	HUS	0	(188)	(188)
05/2013	AUD	2,059	$	2,135	BRC	0	(4)	(4)
05/2013		381,301		390,435	DUB	0	(5,698)	(5,698)
05/2013		1,914		1,966	JPM	0	(22)	(22)
05/2013	CHF	132,438		144,333	BRC	4,754	(5)	4,749
05/2013	EUR	1,009,653		1,300,204	BOA	5,735	0	5,735
05/2013		8,433,354		10,781,049	BPS	0	(31,292)	(31,292)
05/2013		13,407		17,235	CBK	46	0	46
05/2013		161,517		207,249	DUB	170	0	170
05/2013		4,252,788		5,470,276	HUS	17,809	0	17,809
05/2013		74,732		96,130	MSC	316	0	316
05/2013	GBP	499,340		758,174	BRC	0	(427)	(427)
05/2013		499,539		758,475	DUB	0	(429)	(429)
05/2013		1,420,165		2,146,212	FBF	0	(11,315)	(11,315)
05/2013	MXN	2,286,121		177,959	BPS	0	(6,112)	(6,112)
05/2013	$	348	GBP	230	RBC	2	0	2
06/2013	BRL	410,563	$	207,387	BRC	5,616	0	5,616
06/2013		4,745,083		2,375,848	FBF	43,887	0	43,887
06/2013		864,858		435,248	MSC	10,215	0	10,215
06/2013		3,081,670		1,542,398	UAG	27,918	0	27,918
06/2013	CAD	30,196		29,367	BRC	0	(305)	(305)
06/2013		2,500,000		2,428,599	CBK	0	(28,034)	(28,034)
06/2013		3,222,737		3,130,801	DUB	0	(36,033)	(36,033)
06/2013		73,559		71,858	HUS	0	(425)	(425)
06/2013		2,039,889		1,993,987	RBC	0	(10,517)	(10,517)
06/2013		1,463,214		1,421,141	RYL	0	(16,691)	(16,691)
06/2013	EUR	111,459		146,719	BPS	3,764	0	3,764
06/2013	MXN	3,098,265		238,944	BOA	0	(10,054)	(10,054)
06/2013		3,092,788		240,553	BPS	0	(8,005)	(8,005)
06/2013		873,352		68,007	BRC	0	(2,224)	(2,224)
06/2013		3,509,614		271,639	GLM	0	(10,418)	(10,418)
06/2013		1,973,915		154,098	JPM	0	(4,637)	(4,637)
06/2013	$	297	CAD	302	DUB	0	0	0
06/2013		2,437		2,510	RBC	30	0	30
06/2013		162,767	MXN	2,042,926	BOA	1,316	0	1,316
06/2013		127,551		1,589,922	BRC	148	0	148
06/2013		256,627		3,193,522	DUB	0	(130)	(130)
06/2013		313,057		3,899,192	JPM	118	0	118
06/2013		45,767		574,171	MSC	349	0	349
06/2013		256,518		3,193,522	UAG	0	(21)	(21)
08/2013	CNY	61,799	$	9,781	HUS	0	(51)	(51)
08/2013	EUR	224,400		283,243	BPS	0	(4,701)	(4,701)
08/2013	$	9,915	CNY	61,799	GST	0	(83)	(83)
08/2013		46,600	IDR	462,272,000	BPS	118	0	118

See Accompanying Notes	45

Schedule of Investments PIMCO Total Return Fund (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
08/2013	$	13,200	IDR	130,970,400	FBF	$36	$0	$36
09/2013	EUR	657,900	$	826,586	BOA	0	(17,772)	(17,772)
09/2013		1,976,200		2,563,527	BRC	27,045	0	27,045
09/2013		794,965		1,015,816	UAG	5,904	(10,401)	(4,497)
11/2013		225,500		283,882	BOA	0	(5,692)	(5,692)
11/2013		324,100		408,172	BRC	0	(8,018)	(8,018)
11/2013		17,711		22,887	FBF	143	0	143
01/2014		21,800		27,520	BPS	0	(502)	(502)
04/2014	CNY	75,000		11,818	HUS	0	(66)	(66)
04/2014		209,365		33,002	UAG	0	(173)	(173)
04/2014	EUR	90,600		114,463	BPS	0	(2,076)	(2,076)
04/2014		70,800		89,728	CBK	0	(1,342)	(1,342)
04/2014	$	10,899	CNY	66,994	JPM	0	(283)	(283)
04/2014		35,423		217,371	RYL	0	(980)	(980)
05/2014	EUR	51,900	$	65,627	BPS	0	(1,177)	(1,177)
05/2014		200,000		253,695	CBK	0	(3,740)	(3,740)
06/2014		129,600		163,883	BPS	0	(2,940)	(2,940)
06/2014		106,300		134,788	FBF	0	(2,043)	(2,043)
07/2014		85,700		108,411	BPS	0	(1,941)	(1,941)
08/2014		61,300		77,581	BPS	0	(1,380)	(1,380)

						$758,223	$(639,598)	$118,625

(u)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$1,462,234	$434,777	$1,897,011
Corporate Bonds & Notes
Banking & Finance	0	42,387,680	185,161	42,572,841
Industrials	0	5,505,305	115,423	5,620,728
Utilities	0	2,562,876	11,011	2,573,887
Municipal Bonds & Notes
Alabama	0	119,311	0	119,311
Arizona	0	11,981	0	11,981
California	0	5,778,988	0	5,778,988
Colorado	0	78,303	0	78,303
Connecticut	0	10,786	0	10,786
District of Columbia	0	86,548	0	86,548
Florida	0	96,804	0	96,804
Georgia	0	146,014	0	146,014
Illinois	0	893,466	0	893,466
Indiana	0	76,690	0	76,690
Iowa	0	67,896	0	67,896
Kansas	0	29,265	0	29,265
Louisiana	0	114,803	0	114,803
Massachusetts	0	186,069	0	186,069
Michigan	0	61,371	0	61,371
Mississippi	0	12,144	0	12,144
Missouri	0	703	0	703
Nebraska	0	55,907	0	55,907
Nevada	0	478,862	0	478,862
New Jersey	0	475,378	0	475,378
New Mexico	0	9,480	0	9,480

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
New York	$0	$2,902,767	$0	$2,902,767
North Carolina	0	57,576	0	57,576
Ohio	0	868,856	50,766	919,622
Oregon	0	37,792	0	37,792
Pennsylvania	0	121,542	0	121,542
Rhode Island	0	7,308	0	7,308
South Carolina	0	66,658	0	66,658
Tennessee	0	23,680	0	23,680
Texas	0	552,826	0	552,826
Utah	0	828	0	828
Virginia	0	46,609	0	46,609
Washington	0	332,826	0	332,826
West Virginia	0	140,236	0	140,236
Wisconsin	0	127,108	0	127,108
U.S. Government Agencies	0	91,873,988	41,548	91,915,536
U.S. Treasury Obligations	0	87,206,178	0	87,206,178
Mortgage-Backed Securities	0	17,658,182	370,606	18,028,788
Asset-Backed Securities	0	6,069,433	223,909	6,293,342
Sovereign Issues	0	36,833,837	0	36,833,837
Convertible Preferred Securities
Banking & Finance	186,763	0	0	186,763
Preferred Securities
Banking & Finance	179,609	7,912	0	187,521
Industrials	0	4,271	0	4,271
Short-Term Instruments
Certificates of Deposit	0	1,763,145	0	1,763,145
Commercial Paper	0	1,551,420	0	1,551,420
Repurchase Agreements	0	387,835	0	387,835
Short-Term Notes	0	7,008	0	7,008

46	See Accompanying Notes

March 31, 2013

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Mexico Treasury Bills	$0	$2,623,886	$0	$2,623,886
U.S. Treasury Bills	0	2,558	0	2,558
Central Funds Used for Cash Management Purposes	11,196,128	0	0	11,196,128
	$11,562,500	$311,985,129	$1,433,201	$324,980,830

Short Sales, at value	$0	$(1,381,058)	$0	$(1,381,058)

Financial Derivative Instruments - Assets
Credit Contracts	0	360,772	0	360,772
Foreign Exchange Contracts	0	773,783	0	773,783
Interest Rate Contracts	140,872	171,704	0	312,576
	$140,872	$1,306,259	$0	$1,447,131

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(310,897)	$0	$(310,897)
Foreign Exchange Contracts	0	(640,383)	0	(640,383)
Interest Rate Contracts	(26,309)	(106,789)	(13,392)	(146,490)
	$(26,309)	$(1,058,069)	$(13,392)	$(1,097,770)

Totals	$11,677,063	$310,852,261	$1,419,809	$323,949,133

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Investments, at value
Bank Loan Obligations	$0	$424,713	$(151,606)	$823	$50	$3,002	$157,795	$0	$434,777	$3,002
Corporate Bonds & Notes
Banking & Finance	378,412	9,644	(399)	(278)	(17)	9,580	0	(211,781)	185,161	7,874
Industrials	138,021	0	(14,343)	(312)	(46)	1,069	0	(8,966)	115,423	2,121
Utilities	95	10,713	(14)	(7)	0	224	0	0	11,011	225
Municipal Bonds & Notes
Ohio	70,608	0	(22,100)	303	1,379	576	0	0	50,766	279
U.S. Government Agencies	3,122,410	(3,014,608)	(18,803)	(28)	(10)	1,468	7,532	(56,413)	41,548	(26)
Mortgage-Backed Securities	331,336	20,925	(63,711)	2,235	4,172	22,537	152,032	(98,920)	370,606	10,046
Asset-Backed Securities	408,069	132,139	(262,855)	1,941	(532)	5,741	0	(60,594)	223,909	5,205
Convertible Preferred Securities Industrials	2,359	0	0	0	0	(2,359)	0	0	0	(2,359)

	$4,451,310	$(2,416,474)	$(533,831)	$4,677	$4,996	$41,838	$317,359	$(436,674)	$1,433,201	$26,367

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(13,550)	$0	$0	$0	$0	$158	$0	$0	$(13,392)	$159

Totals	$4,437,760	$(2,416,474)	$(533,831)	$4,677	$4,996	$41,996	$317,359	$(436,674)	$1,419,809	$26,526

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(r) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$77,275	Benchmark Pricing	Base Price	90.25 - 96.90
	357,502	Third Party Vendor	Broker Quote	100.75 - 103.25
Corporate Bonds & Notes
Banking & Finance	60,603	Benchmark Pricing	Base Price	101.00 - 114.50
	124,558	Third Party Vendor	Broker Quote	104.96 - 110.50
Industrials	9,603	Benchmark Pricing	Base Price	100.73 - 108.27
	712	Other Valuation Techniques (4)	—	—
	105,108	Third Party Vendor	Broker Quote	104.50 - 115.63
Utilities	11,011	Third Party Vendor	Broker Quote	98.00 - 108.39
Municipal Bonds & Notes
Ohio	50,766	Benchmark Pricing	Base Price	93.62
U.S. Government Agencies	25,877	Benchmark Pricing	Base Price	96.15 - 111.50
	1,983	Other Valuation Techniques (4)	—	—
	13,688	Third Party Vendor	Broker Quote	100.10
Mortgage-Backed Securities	107,658	Benchmark Pricing	Base Price	5.50 - 113.61
	262,948	Third Party Vendor	Broker Quote	83.75 - 101.22
Asset-Backed Securities	187,755	Benchmark Pricing	Base Price	95.25 - 99.81
	36,154	Third Party Vendor	Broker Quote	101.16

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(13,392)	Indicative Market Quotations	Broker Quote	0.16 - 0.19

Total	$1,419,809

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

See Accompanying Notes	47

Schedule of Investments PIMCO Total Return Fund (Cont.)

March 31, 2013

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

(v)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$360	$0	$0	$0	$360
Unrealized appreciation on foreign currency contracts	0	0	0	758,223	0	758,223
Unrealized appreciation on OTC swap agreements	0	360,075	0	15,560	98,712	474,347

	$0	$360,435	$0	$773,783	$98,712	$1,232,930

Liabilities:
Written options outstanding	$0	$0	$0	$785	$107,440	$108,225
Variation margin payable on financial derivative instruments (2)	0	1,489	0	0	65,526	67,015
Unrealized depreciation on foreign currency contracts	0	0	0	639,598	0	639,598
Unrealized depreciation on OTC swap agreements	0	228,391	0	0	0	228,391

	$0	$229,880	$0	$640,383	$172,966	$1,043,229

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended March 31, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$703,583	$703,583
Net realized gain on written options	0	0	0	3,967	1,234,281	1,238,248
Net realized gain (loss) on swaps	0	277,879	0	(1,285)	578,019	854,613
Net realized gain on foreign currency transactions	0	0	0	918,125	0	918,125

	$0	$277,879	$0	$920,807	$2,515,883	$3,714,569

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$392,608	$392,608
Net change in unrealized appreciation (depreciation) on written options	0	0	0	8,905	(457,124)	(448,219)
Net change in unrealized (depreciation) on swaps	0	(120,883)	0	(2,263)	(668,449)	(791,595)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(130,227)	0	(130,227)

	$0	$(120,883)	$0	$(123,585)	$(732,965)	$(977,433)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $114,563 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(21,558) as reported in the Notes to Schedule of Investments.

(w)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(16,716)	$14,128	$(2,588)
BPS	(53,195)	2,558	(50,637)
BRC	61,485	(67,644)	(6,159)
CBK	30,387	(43,016)	(12,629)
DUB	(44,120)	36,378	(7,742)
FBF	198,514	(242,352)	(43,838)
GLM	41,026	(46,330)	(5,304)
GST	7,018	(10,760)	(3,742)
HUS	44,181	(43,750)	431
JPM	1,333	(1,610)	(277)
MSC	(99)	(31,453)	(31,552)
MYC	25,461	(73,491)	(48,030)
RBC	(10,294)	0	(10,294)
RYL	(24,912)	19,741	(5,171)
SOG	1,973	(2,170)	(197)
UAG	4,120	(4,730)	(610)
WST	177	(270)	(93)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

48	See Accompanying Notes

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Total Return Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of PIMCO Total Return Fund (the “Fund”) as of March 31, 2013, and for the year then ended and have issued our unqualified report thereon dated May 23, 2013 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s schedule of investments in securities (the “Schedule”) as of March 31, 2013 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this Schedule based on our audit. In our opinion, the Schedule referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 23, 2013

50	PIMCO EQUITY-RELATED STRATEGY FUNDS

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics to Section 406 of the Sarbanes-Oxley Act of 2002.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: May 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: May 31, 2013

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: May 31, 2013